UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary DFA Investment Dimensions Group Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant's telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

ITEM 1.                  SCHEDULE OF INVESTMENTS.

DFA Investment Dimensions Group Inc.

Form N-Q

February 28, 2006

(Unaudited)

Table of Contents

Definitions of Abbreviations and Footnotes

Schedules of Investments
U.S. Large Company Portfolio
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio
U.S. Small XM Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
International Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Co. Portfolio
Continental Small Company Portfolio
DFA International Small Cap Value Portfolio
Emerging Markets Portfolio
Emerging Markets Value Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Core Equity Portfolio
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Five Year Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Municipal Bond Portfolio
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Small Cap Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
Tax-Managed DFA International Value Portfolio
Tax-Managed U.S. Equity Portfolio
LWAS/DFA International High Book to Market Portfolio
VA Small Value Portfolio
VA Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

The DFA Investment Trust Company

Schedules of Investments
The U.S. Large Company Series
The Enhanced U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small XM Value Series
The U.S. Small Cap Value Series
The U.S. Small Cap Series
The U.S. Micro Cap Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
The Tax-Managed U.S. Marketwide Value Series
The Tax-Managed U.S. Equity Series

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

Dimensional Emerging Markets Value Fund Inc.

Schedule of Investments

Notes to Schedule of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

FHLMC                             Federal Home Loan Mortgage Corporation

STRIPS                               Separate Trading of Registered Interest and Principal of Securities

TIPS                                              Treasury Inflation-Protected Securities

ADR                                             American Depositary Receipt

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
(R)	Restricted Security.
Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
^	Denominated in local currency or the Euro, unless otherwise noted.
(A)	Denominated in U.S. Dollars.
•	Denominated in Canadian Dollars.
@	Denominated in Euro Currency.
Denominated in Japanese Yen.
Denominated in Swedish Krona.
Denominated in Swiss Francs.
Denominated in Danish Krone.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

U.S. LARGE COMPANY PORTFOLIO

February 28, 2006

(Unaudited)

Value †

Investments in Affiliated Investment Companies (100.0%):
Investment in The U.S. Large Company Series of
The DFA Investment Trust Company	$2,284,296,696

Total Investments in Affiliated Investment Companies (Cost $1,832,301,227)##	$2,284,296,696

ENHANCED U.S. LARGE COMPANY PORTFOLIO

February 28, 2006

(Unaudited)

	Shares	Value †
Investments in Affiliated Investment Companies (100.0%):
Investment in The Enhanced U.S. Large Company Series of
The DFA Investment Trust Company	35,205,973	$326,359,370

Total Investments in Affiliated Investment Companies (Cost $285,728,622)##		$326,359,370

U.S. LARGE CAP VALUE PORTFOLIO

February 28, 2006

(Unaudited)

	Shares	Value †
Investments in Affiliated Investment Companies (100.0%):
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	211,293,765	$4,445,620,816

Total Investments in Affiliated Investment Companies (Cost $3,357,579,077)##		$4,445,620,816

U.S. SMALL XM VALUE PORTFOLIO

February 28, 2006

(Unaudited)

	Shares	Value †
Investments in Affiliated Investment Companies (100.0%):
Investment in The U.S. Small XM Value Series of
The DFA Investment Trust Company	15,338,460	$185,595,366

Total Investments in Affiliated Investment Companies (Cost $151,125,989)##		$185,595,366

1

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

U.S. SMALL CAP VALUE PORTFOLIO

February 28, 2006

(Unaudited)

	Shares	Value †
Investments in Affiliated Investment Companies (100.0%):
Investment in The U.S. Small Cap Value Series of
The DFA Investment Trust Company	320,585,749	$7,501,706,527

Total Investments in Affiliated Investment Companies (Cost $5,345,927,443)##		$7,501,706,527

2

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (94.2%)
Financials — (21.0%)
*	1st Constitution Bancorp	210	$3,848
	1st Source Corp.	900	23,985
#	21st Century Holding Co.	300	5,010
	21st Century Insurance Group	4,100	66,420
	A.G. Edwards, Inc.	3,100	138,570
	Access National Corp.	400	4,240
*	Accredited Home Lenders Holding Co.	1,000	53,310
*	ACE Cash Express, Inc.	900	22,167
	Advanta Corp. Class A	600	19,542
	Advanta Corp. Class B Non-Voting	1,100	38,577
*	Aether Holdings, Inc.	2,000	6,840
* #	Affiliated Managers Group, Inc.	1,500	147,645
	AFLAC, Inc.	5,000	231,250
	Alabama National Bancorporation	1,100	76,527
	Alfa Corp.	3,824	61,490
*	Allegheny Corp.	500	144,000
	Alliance Financial Corp.	100	3,210
	Allstate Corp.	9,700	531,366
	AMBAC Financial Group, Inc.	3,400	255,510
	Amcore Financial, Inc.	1,200	35,892
	Ameriana Bancorp	200	2,541
#	American Capital Strategies, Ltd.	3,700	132,090
	American Equity Investment Life Holding Co.	2,400	32,136
	American Express Co.	13,100	705,828
	American Financial Group, Inc.	3,500	144,900
*	American Independence Corp.	261	3,132
	American International Group, Inc.	38,500	2,554,860
	American National Bankshares, Inc.	300	7,221
	American National Insurance Co.	1,113	127,372
*	American Physicians Capital, Inc.	300	14,787
	American River Bankshares	305	8,241
*	American West Bancorporation	800	20,240
*	AmeriCredit Corp.	5,100	150,450
	Ameriprise Financial, Inc.	1,180	53,666
	Ameris Bancorp	900	20,700
*	AmeriServe Financial, Inc.	836	3,795
	AmerUs Group Co.	2,200	132,550
	AmSouth Bancorporation	6,900	191,475
	AON Corp.	7,900	312,919
*	Argonaut Group, Inc.	1,900	69,388
	Arrow Financial Corp.	703	18,847
*	Asset Acceptance Capital Corp.	800	15,992
	Associated Banc-Corp	4,500	155,115

1

	Assurant, Inc.	4,400	199,760
	ASTA Funding, Inc.	700	24,374
#	Astoria Financial Corp.	4,800	137,616
*	Atlantic American Corp.	300	777
	Atlantic Coast Federal Corp.	700	10,185
	Baldwin & Lyons, Inc. Class B	517	12,796
	BancFirst Corp.	400	33,840
	Bancorp Rhode Island, Inc.	300	10,275
	BancorpSouth, Inc.	3,400	81,668
*	Bancshares of Florida, Inc.	229	5,038
	Bank Mutual Corp.	2,900	32,886
	Bank of America Corp.	68,900	3,159,065
	Bank of Commerce Holdings	200	1,993
	Bank of Granite Corp.	900	17,640
	Bank of Hawaii Corp.	1,700	90,780
	Bank of New York Co., Inc.	7,900	270,496
	Bank of the Ozarks, Inc.	800	28,448
	BankAtlantic Bancorp, Inc. Class A	1,000	13,650
	BankUnited Financial Corp. Class A	1,700	47,498
	Banner Corp.	200	6,400
	Bar Harbor Bankshares	200	5,600
	BB&T Corp.	8,100	320,193
	Bear Stearns Companies, Inc.	2,100	282,324
	Berkley (W.R.) Corp.	3,600	208,404
	Berkshire Bancorp, Inc.	300	5,010
	Berkshire Hills Bancorp, Inc.	100	3,305
	Beverly Hills Bancorp, Inc.	942	9,778
	Blackrock, Inc.	300	42,630
*	BNCCORP, Inc.	200	2,656
	BOK Financial Corp.	2,888	132,473
	Boston Private Financial Holdings, Inc.	1,200	36,732
	Bristol West Holdings, Inc.	1,400	25,956
	Brooke Corp.	600	6,756
	Brookline Bancorp, Inc.	1,897	28,474
	Brown & Brown, Inc.	2,700	84,429
*	Brunswick Bancorp	200	2,600
	Bryn Mawr Bank Corp.	500	10,860
	BWC Financial Corp.	208	7,299
	C&F Financial Corp.	200	7,939
	California First National Bancorp	600	8,100
	Camco Financial Corp.	500	7,055
	Camden National Corp.	300	10,014
	Capital Bank Corp.	500	7,780
	Capital City Bank Group, Inc.	1,184	41,345
	Capital Corp. of the West	400	13,456
*	Capital Crossing Bank	300	9,627
	Capital One Financial Corp.	4,500	394,200
	Capital Properties, Inc.	100	3,032
	Capital Southwest Corp.	100	9,635
	Capital Title Group, Inc.	1,300	8,177
#	Capitalsource, Inc.	4,262	104,888
	Capitol Bancorp, Ltd.	1,000	43,340
	Capitol Federal Financial	2,500	82,400
	Cardinal Financial Corp.	1,500	18,450
	Carrollton Bancorp	200	3,031

2

	Cash America International, Inc.	1,800	48,240
*	Cash Systems, Inc.	400	2,860
	Cathay General Bancorp	1,900	67,697
	Cavalry Bancorp, Inc.	100	2,501
*	CB Richard Ellis Group, Inc.	1,400	96,152
	Center Bancorp, Inc.	900	10,179
	Centerstate Banks of Florida, Inc.	300	11,457
	Central Pacific Financial Corp.	1,500	55,500
	Central Virginia Bankshares, Inc.	200	5,560
*	Centrue Financial Corp.	200	5,294
	Century Bancorp, Inc. Class A	100	2,803
*	Ceres Group, Inc.	1,300	7,033
	CFS Bancorp, Inc.	900	13,212
	Charter Financial Corp.	632	24,016
	Chemical Financial Corp.	1,100	35,409
	Chittenden Corp.	2,100	60,459
	Chubb Corp.	3,000	287,250
	Cincinnati Financial Corp.	5,800	257,288
	CIT Group, Inc.	6,600	354,882
	Citigroup, Inc.	75,100	3,482,387
	Citizens Banking Corp.	2,000	52,960
	Citizens First Bancorp, Inc.	634	18,247
	Citizens Holding Co.	300	7,155
	Citizens South Banking Corp.	600	7,500
*	Citizens, Inc.	1,470	7,820
	City Holding Co.	1,100	40,051
	City National Corp.	2,000	151,920
	Clark, Inc.	300	3,168
	Clifton Savings Bancorp, Inc.	1,840	18,915
*	CNA Financial Corp.	8,500	262,820
*	CNA Surety Corp.	2,000	34,760
	CNB Financial Corp.	400	5,640
	CoBiz, Inc.	700	13,335
	Codorus Valley Bancorp, Inc.	200	4,058
	Cohen & Steers, Inc.	1,600	35,952
	Colony Bankcorp, Inc.	100	2,450
	Columbia Bancorp	530	11,130
	Columbia Banking System, Inc.	1,000	33,530
	Comerica, Inc.	5,500	315,260
	Commerce Bancorp, Inc.	3,600	119,412
	Commerce Bancshares, Inc.	2,755	142,020
	Commerce Group, Inc.	1,500	81,015
	Commercial Bancshares, Inc.	300	10,683
	Commercial Capital Bancorp, Inc.	200	2,866
	Commercial National Financial Corp.	100	1,781
	Commonwealth Bankshares, Inc.	200	5,505
	Community Bancorp, Inc.	500	17,450
	Community Bank System, Inc.	1,400	30,338
	Community Banks, Inc.	1,100	30,635
	Community Bankshares, Inc.	300	4,680
	Community Capital Corp.	100	2,225
	Community Trust Bancorp, Inc.	600	19,032
	Community West Bancshares	300	4,258
#	Compass Bancshares, Inc.	2,500	125,700
*	CompuCredit Corp.	2,300	86,940

3

	Consolidated-Tokoma Land Co.	100	6,500
*	Consumer Portfolio Services, Inc.	1,400	9,520
	Cooperative Bankshares, Inc.	200	4,314
	Corus Bankshares, Inc.	1,300	78,065
	Countrywide Financial Corp.	6,200	213,776
*	Covanta Holding Corp.	5,700	98,895
*	Cowlitz Bancorporation	200	2,834
	Crawford & Co. Class A	1,200	7,236
	Crawford & Co. Class B	900	5,454
	Cullen Frost Bankers, Inc.	1,700	93,704
	CVB Financial Corp.	2,575	43,028
*	Dearborn Bancorp, Inc.	366	8,473
	Delphi Financial Group, Inc. Class A	1,400	72,912
	Delta Financial Corp.	1,300	11,908
	Desert Community Bank	200	7,850
	Dime Community Bancshares	2,300	31,464
	Donegal Group, Inc. Class A	900	22,005
	Donegal Group, Inc. Class B	200	4,549
	Downey Financial Corp.	1,000	63,550
*	E*TRADE Financial Corp.	8,300	212,314
	East West Bancorp, Inc.	1,900	71,611
#	Eaton Vance Corp.	2,300	64,814
	EMC Insurance Group, Inc.	900	22,068
*	Empire Financial Holding Co.	100	382
*	Encore Capital Group, Inc.	1,000	17,240
	Enterprise Financial Services Corp.	300	8,007
	Erie Indemnity Co.	1,700	90,219
	ESB Financial Corp.	600	7,092
*	eSpeed, Inc.	1,200	9,972
*	Evans Bancorp, Inc.	200	3,980
	Exchange National Bancshares, Inc.	204	6,069
*	EZCORP, Inc. Class A Non-Voting	800	17,304
	F.N.B. Corp.	2,700	44,523
	Fannie Mae	9,300	508,524
	FBL Financial Group, Inc. Class A	1,700	58,174
	Federal Agriculture Mortgage Corporation	700	20,902
	Federal Trust Corp.	400	4,864
	Federated Investors, Inc.	2,100	81,669
	Fidelity Bancorp, Inc.	200	3,860
	Fidelity Bankshares, Inc.	1,200	38,316
	Fidelity National Financial, Inc.	5,700	215,232
	Fidelity National Title Group, Inc.	455	10,783
	Fidelity Southern Corp.	600	10,650
	Fifth Third Bancorp	8,300	320,795
	Financial Federal Corp.	1,050	29,326
	Financial Institutions, Inc.	800	15,296
*	First Acceptance Corp.	2,900	35,525
	First Albany Companies, Inc.	1,100	6,347
	First American Corp.	3,100	130,696
	First Bancorp	924	20,541
	First Bancshares, Inc.	200	3,450
	First Busey Corp.	1,000	20,410
*	First Cash Financial Services, Inc.	1,200	20,904
	First Charter Corp.	1,500	36,765
	First Citizens BancShares, Inc.	600	112,296

4

	First Commonwealth Financial Corp.	3,400	45,968
	First Community Bancorp	1,100	65,692
	First Community Bancshares, Inc.	800	26,096
	First Defiance Financial Corp.	500	13,795
	First Federal Bancshares of Arkansas, Inc.	300	6,915
	First Federal Bankshares, Inc.	300	6,810
	First Financial Bancorp	2,100	35,511
	First Financial Bankshares, Inc.	1,000	36,580
	First Financial Corp.	600	17,220
	First Financial Holdings, Inc.	800	25,856
	First Financial Service Corp.	211	6,093
	First Franklin Corp.	197	3,132
	First Horizon National Corp.	3,027	118,386
	First Indiana Corp.	875	24,141
	First M&F Corp.	300	10,603
	First Marblehead Corp.	1,900	68,742
*	First Mariner Bancorp, Inc.	500	9,285
	First Merchants Corp.	1,200	30,912
	First Midwest Bancorp, Inc.	1,600	53,808
	First Mutual Bancshares, Inc.	300	7,617
	First National Lincoln Corp.	567	9,947
	First Niagara Financial Group, Inc.	5,400	76,086
	First Oak Brook Bancshares, Inc.	400	10,764
	First PacTrust Bancorp, Inc.	250	7,297
	First Place Financial Corp.	1,000	23,890
*	First Regional Bancorp	200	16,740
	First Republic Bank	1,300	47,177
	First South Bancorp, Inc.	300	10,560
	First State Bancorporation	800	20,656
	First United Corp.	300	6,483
	Firstbank Corp.	505	11,849
	FirstBank NW Corp.	400	7,396
*	FirstCity Financial Corp.	752	8,828
*	FirstFed Financial Corp.	1,100	66,011
	FirstMerit Corp.	3,600	89,064
	Flag Financial Corp.	860	15,050
	Flagstar Bancorp, Inc.	500	7,725
	Flushing Financial Corp.	900	14,922
	FMS Financial Corp.	450	8,662
#	FNB Corp. NC	300	6,216
	FNB Corp. VA	500	16,990
	FNB Financial Services Corp.	200	3,190
	Foothill Independent Bancorp	34	899
	Forest City Enterprises, Inc. Class B	700	28,140
*	FPIC Insurance Group, Inc.	400	14,056
*	Franklin Bank Corp.	1,100	18,766
	Franklin Resources, Inc.	2,600	266,968
	Freddie Mac	10,300	694,117
	Fremont General Corp.	3,500	83,020
	Frontier Financial Corp.	1,300	41,886
	Fulton Financial Corp.	7,000	123,200
	Gallagher (Arthur J.) & Co.	3,200	94,368
	GAMCO Investors, Inc.	250	11,247
	Gateway Financial Holdings, Inc.	400	6,772
	GB&T Bancshares, Inc.	900	18,765

5

	Genworth Financial, Inc.	800	25,456
	German American Bancorp	500	6,650
	Glacier Bancorp, Inc.	1,500	47,310
	Gold Banc Corporation, Inc.	877	16,040
	Golden West Financial Corp.	2,900	205,987
	Great American Financial Resources, Inc.	2,200	43,516
	Great Southern Bancorp, Inc.	400	11,268
#	Greater Bay Bancorp	2,400	64,560
	Greater Community Bancorp	494	7,430
	Greene County Bancshares, Inc.	700	20,160
#	Greenhill & Co., Inc.	800	52,240
*	Greenville First Bancshares, Inc.	105	2,514
	Guaranty Federal Bancshares, Inc.	200	5,672
	Habersham Bancorp	200	4,390
	Hancock Holding Co.	1,500	66,975
	Hanmi Financial Corp.	2,200	39,490
	Hanover Insurance Group, Inc.	2,400	116,280
	Harbor Florida Bancshares, Inc.	1,100	41,811
	Harleysville Group, Inc.	1,900	50,027
	Harleysville National Corp.	1,200	26,580
	Harleysville Savings Financial Corp.	200	3,488
	Harrington West Financial Group, Inc.	300	4,848
	Hartford Financial Services Group, Inc.	4,500	370,710
#	HCC Insurance Holdings, Inc.	4,900	157,731
	Heartland Financial USA, Inc.	1,000	21,600
	Heritage Commerce Corp.	800	18,376
	Heritage Financial Corp.	401	10,827
	HF Financial Corp.	200	3,810
	Hilb Rogal Hamilton Co.	1,300	50,245
	HMN Financial, Inc.	300	9,675
	Home Federal Bancorp	61	1,555
	HopFed Bancorp, Inc.	100	1,600
	Horace Mann Educators Corp.	2,600	48,490
	Horizon Financial Corp.	600	14,562
#	Hudson City Bancorp, Inc.	19,800	255,618
	Huntington Bancshares, Inc.	7,500	180,375
	IBERIABANK Corp.	500	28,880
	IBT Bancorp, Inc.	200	7,534
	Independence Community Bank Corp.	900	36,882
	Independence Holding Co.	900	20,025
	Independent Bank Corp. MA	1,000	30,300
	Independent Bank Corp. MI	700	18,879
	IndyMac Bancorp, Inc.	1,800	69,876
	Infinity Property & Casualty Corp.	900	35,694
	Integra Bank Corp.	1,100	23,749
	Interchange Financial Services Corp.	1,200	22,836
	International Bancshares Corp.	2,900	83,897
*	Investment Technology Group, Inc.	1,900	86,412
	Investors Financial Services Corp.	2,000	90,220
	Investors Title Co.	200	8,645
	Irwin Financial Corp.	1,400	28,056
*	ITLA Capital Corp.	300	13,884
	Janus Capital Group, Inc.	7,200	157,896
	Jefferies Group, Inc.	2,600	148,304
	Jefferson Bancshares, Inc.	500	6,725

6

	Jefferson-Pilot Corp.	1,300	78,325
	Jones Lang LaSalle, Inc.	1,600	108,288
	JPMorgan Chase & Co.	51,900	2,135,166
	Kearny Financial Corp.	200	2,644
	KeyCorp	6,100	227,347
	K-Fed Bancorp	800	9,814
*	KMG America Corp.	100	1,050
	KNBT Bancorp, Inc.	1,400	22,148
*	Knight Capital Group, Inc.	5,000	62,950
* #	LaBranche & Co., Inc.	800	11,320
	Lakeland Bancorp, Inc.	1,300	20,254
	Lakeland Financial Corp.	500	21,900
	LandAmerica Financial Group, Inc.	1,100	73,370
	Leesport Financial Corp.	300	7,500
	Legg Mason, Inc.	1,600	208,944
	Lehman Brothers Holdings, Inc.	3,800	554,610
	Leucadia National Corp.	3,500	189,875
	Lincoln Bancorp	300	5,246
	Lincoln National Corp.	5,800	329,266
	LNB Bancorp, Inc.	300	5,790
	Loews Corp.	2,800	258,328
	Longview Fibre Co.	1,700	31,994
	LSB Bancshares, Inc.	597	10,746
	LSB Corp.	400	7,004
	M&T Bank Corp.	2,800	314,720
	Macatawa Bank Corp.	500	18,275
	MAF Bancorp, Inc.	1,500	64,290
	Main Street Banks, Inc.	500	12,920
	MainSource Financial Group, Inc.	1,000	18,280
*	Markel Corp.	600	197,130
*	MarketAxess Holdings, Inc.	100	1,315
*	Marlin Business Services, Inc.	800	18,400
	Marsh & McLennan Companies, Inc.	5,600	173,096
	Marshall & Ilsley Corp.	7,800	343,200
	MASSBANK Corp.	150	4,950
	MB Financial, Inc.	1,300	47,788
	MBIA, Inc.	4,500	264,330
	MBT Financial Corp.	800	13,440
	MCG Capital Corp.	1,500	22,950
*	Meadowbrook Insurance Group, Inc.	800	5,296
	Medallion Financial Corp.	1,100	13,354
	Mellon Financial Corp.	4,300	155,187
	Mercantile Bancorp, Inc.	200	13,040
	Mercantile Bank Corp.	300	11,649
	Mercantile Bankshares Corp.	3,750	143,250
	Merchants Bancshares, Inc.	300	7,302
	Merchants Group, Inc.	200	5,960
	Mercury General Corp.	2,400	134,160
	Merrill Lynch & Co., Inc.	13,600	1,050,056
	Merrill Merchants Bancshares, Inc.	200	4,604
	Meta Financial Group, Inc.	100	2,100
	MetLife, Inc.	11,300	566,356
	MetroCorp Bancshares, Inc.	313	7,778
	MGIC Investment Corp.	2,900	184,875
	MicroFinancial, Inc.	600	2,190

7

	Mid Penn Bancorp, Inc.	210	5,544
	Midland Co.	1,131	38,081
	MidSouth Bancorp, Inc.	250	6,866
	Mid-State Bancshares	1,000	28,770
	Midwest Banc Holdings, Inc.	1,400	35,980
	MidWestOne Financial Group, Inc.	200	3,782
	Monroe Bancorp	310	4,855
#	Moody’s Corp.	3,000	201,000
	Morgan Stanley	15,700	936,662
	Municipal Mortgage & Equity, L.L.C.	1,700	46,087
	MutualFirst Financial, Inc.	300	6,480
*	Nasdaq Stock Market, Inc.	2,600	105,326
	National City Corp.	9,200	320,160
#	National Financial Partners Corp.	1,700	100,045
	National Penn Bancshares, Inc.	2,025	42,363
	National Western Life Insurance Co. Class A	300	66,918
	Nationwide Financial Services, Inc.	1,800	77,148
*	Navigators Group, Inc.	1,000	46,900
	NBC Capital Corp.	600	14,706
	NBT Bancorp, Inc.	1,500	34,320
*	Nelnet, Inc. Class A	1,800	74,610
	NetBank, Inc.	1,500	11,175
	New Hampshire Thrift Bancshares, Inc.	200	3,020
	New York Community Bancorp, Inc.	6,300	106,281
	NewAlliance Bancshares, Inc.	5,300	75,207
	NewMil Bancorp, Inc.	200	6,090
*	North Bay Bancorp	100	2,950
	North Central Bancshares, Inc.	200	7,660
	North Fork Bancorporation, Inc.	8,400	214,536
	North Valley Bancorp	550	9,680
	Northeast Bancorp	200	4,480
	Northern Trust Corp.	4,500	237,240
	Northrim BanCorp, Inc.	300	6,975
	Northwest Bancorp, Inc.	2,300	52,256
#	Nuveen Investments	2,200	105,974
	NYMAGIC, Inc.	500	12,600
	Oak Hill Financial, Inc.	300	9,450
	OceanFirst Financial Corp.	800	18,960
*	Ocwen Financial Corp.	3,000	29,460
#	Odyssey Re Holdings Corp.	3,300	77,484
	Ohio Casualty Corp.	2,900	88,769
	Ohio Valley Banc Corp.	200	5,030
	Old National Bancorp	3,100	65,875
	Old Republic International Corp.	7,575	161,272
	Old Second Bancorp, Inc.	600	19,152
	Omega Financial Corp.	800	26,016
	optionsXpress Holding, Inc.	400	12,312
	PAB Bankshares, Inc.	600	12,504
	Pacific Capital Bancorp	1,500	53,595
	Pacific Continental Corp.	500	8,550
*	Pacific Mercantile Bancorp	800	14,600
*	Pacific Premier Bancorp, Inc.	300	3,600
	Pamrapo Bancorp, Inc.	300	6,059
	Park National Corp.	600	62,940
	Parkvale Financial Corp.	299	8,348

8

	Partners Trust Financial Group, Inc.	2,400	28,272
	Peapack-Gladstone Financial Corp.	500	14,125
*	Pelican Financial, Inc.	100	563
*	Penn Treaty American Corp.	1,700	17,680
	Pennfed Financial Services, Inc.	900	16,722
*	Pennsylvania Commerce Bancorp, Inc.	300	9,300
	Peoples Bancorp of North Carolina	200	4,764
	Peoples Bancorp, Inc. IN	200	4,300
	Peoples Bancorp, Inc. OH	700	20,622
	Peoples Bank CT	900	27,846
	Peoples Community Bancorp	100	2,040
	PFF Bancorp, Inc.	1,500	47,145
*	Philadelphia Consolidated Holding Corp.	700	74,900
*	Pinnacle Financial Partners, Inc.	500	13,230
*	Piper Jaffray Companies, Inc.	200	9,936
*	PMA Capital Corp. Class A	2,000	19,240
	PMI Group, Inc.	2,900	125,570
	PNC Financial Services Group, Inc.	4,400	309,540
	Pocahontas Bancorp, Inc.	200	2,584
*	Portfolio Recovery Associates, Inc.	800	39,128
	Potlatch Corp.	700	25,508
*	Premier Financial Bancorp, Inc.	300	4,611
	Presidential Life Corp.	700	15,337
	Princeton National Bancorp, Inc.	200	6,620
	Principal Financial Group, Inc.	4,200	204,624
	PrivateBancorp, Inc.	1,000	37,930
*	ProAssurance Corp.	1,900	97,451
	Progressive Corp.	2,000	214,900
	Prosperity Bancshares, Inc.	1,700	49,062
	Protective Life Corp.	3,000	146,250
	Provident Bankshares Corp.	1,500	54,555
	Provident Financial Holdings, Inc.	500	14,900
	Provident Financial Services, Inc.	3,400	63,240
	Provident New York Bancorp	2,100	25,032
	Prudential Financial, Inc.	7,500	577,800
*	PSB Bancorp, Inc.	100	1,265
	PSB Holdings, Inc.	400	4,341
	Pulaski Financial Corp.	300	4,905
	Radian Group, Inc.	2,700	153,225
	Rainier Pacific Financial Group, Inc.	200	3,120
	Raymond James Financial, Inc.	3,400	146,132
	Regions Financial Corp.	6,800	236,504
	Reinsurance Group of America, Inc.	2,700	124,821
	Renasant Corp.	700	24,129
	Republic Bancorp, Inc.	3,630	44,032
	Republic Bancorp, Inc. Class A	400	8,000
*	Republic First Bancorp, Inc.	600	8,460
*	Rewards Network, Inc.	1,700	13,379
	Riverview Bancorp, Inc.	300	7,620
	RLI Corp.	1,600	84,352
	Rome Bancorp, Inc.	700	8,225
	Royal Bancshares of Pennsylvania, Inc. Class A	906	21,970
*	RTW, Inc.	100	1,017
	Rurban Financial Corp.	249	3,182
	S&T Bancorp, Inc.	1,200	43,728

9

	SAFECO Corp.	4,100	211,191
	Sanders Morris Harris Group, Inc.	855	13,663
	Sandy Spring Bancorp, Inc.	400	14,188
	SCBT Financial Corp.	600	21,000
	Schwab (Charles) Corp.	13,600	220,456
*	SCPIE Holdings, Inc.	700	15,918
*	Seabright Insurance Holdings	22	365
	Seacoast Banking Corp. of Florida	861	23,195
	Security Bank Corp.	900	20,727
*	Security National Financial Corp. Class A	200	660
	SEI Investments Co.	1,700	71,043
	Selective Insurance Group, Inc.	1,700	92,174
	Shore Financial Corp.	100	1,716
*	Siebert Financial Corp.	920	2,348
	Sierra Bancorp	500	12,510
	Simmons First National Corp. Class A	900	25,623
	Sky Financial Group, Inc.	4,800	126,576
	SLM Corp.	4,300	242,563
*	SNB Bancshares, Inc.	200	3,524
	Sound Federal Bancorp, Inc.	600	12,228
	South Financial Group, Inc.	3,400	89,454
*	Southcoast Financial Corp.	100	2,460
	Southern Community Financial Corp.	800	7,520
	Southside Bancshares, Inc.	800	16,088
	Southwest Bancorp, Inc.	900	19,701
	Southwest Georgia Financial Corp.	100	2,495
	Sovereign Bancorp, Inc.	4,200	87,486
	StanCorp Financial Group, Inc.	3,200	173,120
	State Auto Financial Corp.	2,500	81,450
	State Bancorp, Inc.	600	9,522
	State Street Corp.	3,400	212,432
	Sterling Bancorp	620	12,611
	Sterling Bancshares, Inc.	2,200	39,204
	Sterling Financial Corp.	1,600	46,304
	Sterling Financial Corp. (PA)	1,800	37,134
	Stewart Information Services Corp.	1,100	51,645
*	Stifel Financial Corp.	500	19,165
*	Stratus Properties, Inc.	536	12,491
	Student Loan Corp.	600	131,694
	Suffolk Bancorp	500	17,155
	Summit Bancshares, Inc.	700	12,803
	Summit Bank Corp.	400	6,324
*	Sun American Bancorp	700	3,836
*	Sun Bancorp, Inc.	900	18,720
	SunTrust Banks, Inc.	5,400	390,798
	Susquehanna Bancshares, Inc.	2,300	55,453
	Sussex Bancorp	200	2,938
	SWS Group, Inc.	200	4,874
	Synergy Financial Group, Inc.	700	9,352
	Synovus Financial Corp.	6,200	175,770
	T. Rowe Price Group, Inc.	1,700	130,526
	Taylor Capital Group, Inc.	600	22,650
	TCF Financial Corp.	4,600	116,656
	TD Banknorth, Inc.	5,500	169,015
	Team Financial, Inc.	200	2,825

10

	Teche Holding Co.	100	4,060
*	Tejon Ranch Co.	300	14,220
	Texas Regional Bancshares, Inc. Class A	2,400	74,112
	Texas United Bancshares, Inc.	100	1,900
	TF Financial Corp.	200	5,700
*	The Banc Corp.	1,400	15,988
*	The Bancorp, Inc.	1,000	20,980
	The Colonial BancGroup, Inc.	5,100	128,061
*	The Enstar Group, Inc.	300	23,904
	The Goldman Sachs Group, Inc.	6,500	918,385
	The Phoenix Companies, Inc.	1,300	18,655
	The Savannah Bancorp, Inc.	300	10,680
	The St. Joe Corp.	700	41,951
	The St. Paul Travelers Companies, Inc.	10,300	442,694
	The Wilber Corp.	300	3,180
	TIB Financial Corp.	400	12,384
	TierOne Corp.	1,100	36,300
	Timberland Bancorp, Inc.	300	8,010
	Tompkins County Trustco, Inc.	500	23,335
	Torchmark Corp.	3,500	191,345
	Tower Financial Corp.	226	3,727
	Tower Group, Inc.	100	1,809
*	Tradestation Group, Inc.	1,200	19,056
*	Trammell Crow Co.	1,200	38,976
	Transatlantic Holdings, Inc.	2,800	171,192
*	Triad Guaranty, Inc.	500	22,695
	Trico Bancshares	800	20,704
	TrustCo Bank Corp. NY	2,600	32,682
	Trustmark Corp.	2,700	81,405
	U.S. Bancorp	18,400	568,744
	UCBH Holdings, Inc.	3,300	59,070
	UICI	600	22,014
	UMB Financial Corp.	1,300	87,932
	Umpqua Holdings Corp.	2,000	53,860
*	Unico American Corp.	100	955
	Union Bankshares Corp.	500	22,555
	Union Bankshares, Inc.	300	6,561
	UnionBanCal Corp.	4,800	331,632
	UnionBancorp, Inc.	200	4,150
	United Bancshares, Inc.	200	3,160
	United Bankshares, Inc.	1,500	56,205
*	United Capital Corp.	600	16,182
	United Community Banks, Inc.	1,800	49,230
	United Community Financial Corp.	1,400	17,136
	United Financial Corp.	100	2,213
	United Fire & Casualty Co.	1,200	42,948
*	United PanAm Financial Corp.	600	16,140
	United Security Bancshares	218	8,716
	Unitrin, Inc.	3,000	145,050
	Unity Bancorp, Inc.	300	4,530
*	Universal American Financial Corp.	1,400	21,210
	Univest Corporation of Pennsylvania	300	7,341
	UnumProvident Corp.	9,500	196,555
	USB Holding Co., Inc.	800	17,568
	Vail Banks, Inc.	299	4,635

11

*	Valley Bancorp	200	7,749
	Valley National Bancorp	3,600	87,444
	Vineyard National Bancorp Co.	300	9,000
*	Virginia Commerce Bancorp, Inc.	700	25,410
	Virginia Financial Group, Inc.	500	20,000
	Wachovia Corp.	23,100	1,295,217
	Waddell & Reed Financial, Inc.	1,700	39,593
	Wainwright Bank & Trust Co.	200	2,040
	Washington Banking Co.	300	5,622
	Washington Federal, Inc.	3,900	92,274
	Washington Mutual, Inc.	14,700	627,690
	Washington Savings Bank, FSB	300	2,520
	Washington Trust Bancorp, Inc.	865	23,502
	Wayne Savings Bancshares, Inc.	200	3,002
	Webster Financial Corp.	2,400	113,160
	Wells Fargo & Co.	17,000	1,091,400
	Wesbanco, Inc.	1,300	41,275
	Wesco Financial Corp.	500	198,500
	West Bancorporation	800	14,880
	West Coast Bancorp	400	10,796
	Westamerica Bancorporation	1,100	59,664
	Westbank Corp.	250	3,895
*	Western Sierra Bancorp	335	14,415
	Westfield Financial, Inc.	700	17,332
	Westwood Holdings Group, Inc.	100	1,950
	Whitney Holding Corp.	2,600	88,998
	Willow Grove Bancorp, Inc.	1,100	18,678
	Wilmington Trust Corp.	2,200	94,182
	Wilshire Bancorp, Inc.	1,273	24,505
*	Wilshire Enterprises, Inc.	700	5,852
	Wintrust Financial Corp.	1,100	57,948
*	World Acceptance Corp.	900	23,202
	WVS Financial Corp.	100	1,660
	Yardville National Bancorp	700	25,165
	Zenith National Insurance Corp.	1,650	84,975
	Zions Bancorporation	2,900	239,308
Total Financials			55,117,634

Information Technology — (14.5%)
*	3Com Corp.	16,500	76,725
*	Acacia Research-Acacia Technologies	1,400	11,620
*	Access Integrated Technologies, Inc.	500	5,695
*	Actel Corp.	1,200	17,508
*	ActivCard Corp.	1,700	6,222
* #	Activision, Inc.	4,466	55,825
*	Actuate Corp.	3,100	12,028
	Acxiom Corp.	3,000	77,640
*	Adaptec, Inc.	7,100	44,446
* #	ADC Telecommunications, Inc.	4,100	103,812
*	ADDvantage Technologies Group, Inc.	200	1,122
*	ADE Corp.	700	23,156
#	Adobe Systems, Inc.	6,300	243,306
#	Adtran, Inc.	2,700	74,304
*	Advanced Digital Information Corp.	2,900	25,114
*	Advanced Micro Devices, Inc.	6,300	243,621

12

*	Advent Software, Inc.	1,000	27,800
*	Aehr Test Systems	500	1,875
*	Aeroflex, Inc.	3,600	46,800
*	Aetrium, Inc.	500	2,685
*	Affiliated Computer Services, Inc. Class A	3,800	239,096
*	Agere Systems, Inc. Class A	3,800	51,034
*	Agile Software Corp.	2,700	18,738
*	Agilent Technologies, Inc.	3,300	118,800
	Agilysys, Inc.	400	5,716
*	Airspan Networks, Inc.	1,600	9,840
* #	Akamai Technologies, Inc.	2,900	76,850
* #	Alliance Data Systems Corp.	2,900	125,454
*	Alliance Semiconductor Corp.	500	1,305
*	Altera Corp.	3,100	62,124
*	Altiris, Inc.	1,700	33,677
	American Software, Inc. Class A	1,500	10,200
*	American Technical Ceramics Corp.	200	2,768
*	AMIS Holdings, Inc.	2,000	17,240
*	Amkor Technology, Inc.	4,900	43,512
	Amphenol Corp.	1,700	85,391
*	Anadigics, Inc.	1,700	10,727
*	Analex Corp.	700	1,862
	Analog Devices, Inc.	3,800	144,932
*	Anaren, Inc.	300	5,154
*	Andrew Corp.	4,300	58,308
	Anixter International, Inc.	1,900	86,925
*	Ansoft Corp.	300	11,751
*	Answerthink, Inc.	2,900	17,748
*	Ansys, Inc.	900	42,678
*	Anteon International Corp.	400	22,116
*	Apple Computer, Inc.	8,800	603,152
*	Applied Films Corp.	400	7,684
*	Applied Innovation, Inc.	200	818
	Applied Materials, Inc.	17,000	311,780
*	Applied Micro Circuits Corp.	8,900	32,129
* #	aQuantive, Inc.	1,800	47,862
*	Ariba, Inc.	4,600	46,920
*	Arris Group, Inc.	3,500	44,415
*	Arrow Electronics, Inc.	3,800	132,202
*	Art Technology Group, Inc.	2,700	7,911
*	Aspen Technology, Inc.	2,000	23,960
	Astro-Med, Inc.	400	4,000
*	Asyst Technologies, Inc.	1,700	16,592
*	Atheros Communications	1,700	34,986
*	Atmel Corp.	19,713	89,694
*	ATMI, Inc.	1,600	48,048
	Autodesk, Inc.	3,100	116,715
	Automatic Data Processing, Inc.	6,100	281,759
*	Avaya, Inc.	14,900	165,688
*	Avici Systems, Inc.	525	1,895
* #	Avid Technology, Inc.	1,500	70,260
*	Avnet, Inc.	6,500	163,345
*	Avocent Corp.	2,400	80,184
	AVX Corp.	7,760	128,506
*	Aware, Inc.	700	3,773

13

*	Axesstel, Inc.	200	278
*	AXS-One, Inc.	1,800	4,590
*	AXT, Inc.	900	2,619
* #	Bankrate, Inc.	500	18,075
*	BEA Systems, Inc.	6,100	69,967
*	BearingPoint, Inc.	9,500	84,645
	Bel Fuse, Inc. Class A	100	2,840
	Bel Fuse, Inc. Class B	500	16,555
	Belden CDT, Inc.	2,700	69,606
*	Bell Microproducts, Inc.	700	4,207
*	Benchmark Electronics, Inc.	2,600	91,572
*	BISYS Group, Inc.	3,300	46,563
	Black Box Corp.	1,100	52,558
*	Blackboard, Inc.	800	23,048
*	Blue Coat Systems, Inc.	300	6,369
*	BMC Software, Inc.	3,100	67,797
*	Bookham, Inc.	2,600	18,148
*	Borland Software Corp.	2,200	11,682
*	Bottomline Technologies, Inc.	700	8,589
*	Brightpoint, Inc.	1,150	32,534
*	Broadcom Corp.	4,500	202,905
*	Brooks Automation, Inc.	2,500	39,225
*	BSQUARE Corp.	600	1,980
	CA Inc.	6,200	168,392
*	Cabot Microelectronics Corp.	1,000	34,120
* #	CACI International, Inc. Class A	900	54,243
*	Cadence Design Systems, Inc.	8,800	156,200
*	CalAmp Corp.	1,500	15,075
*	California Micro Devices Corp.	800	4,872
*	CallWave, Inc.	912	4,131
	CAM Commerce Solutions, Inc.	200	4,410
*	Captaris, Inc.	836	3,285
*	Carreker Corp.	1,400	8,288
	Cass Information Systems, Inc.	200	6,650
*	Catalyst Semiconductor, Inc.	800	4,040
*	Catapult Communications Corp.	700	9,737
*	C-COR, Inc.	1,500	10,650
	CDW Corp.	1,000	56,860
*	Centillium Communications, Inc.	1,500	4,440
*	Cenuco, Inc.	600	2,004
*	Ceridian Corp.	5,000	129,300
*	CEVA, Inc.	800	4,824
*	CGI Holding Corp.	700	1,309
*	CheckFree Corp.	2,500	123,650
*	Checkpoint Systems, Inc.	1,800	51,408
*	Cherokee International Corp.	500	2,565
*	Chordiant Software, Inc.	3,900	12,909
*	Ciber, Inc.	1,300	7,527
*	Ciena Corp.	21,400	86,028
*	Ciprico, Inc.	100	588
*	Cirrus Logic, Inc.	2,900	22,011
*	Cisco Sytems, Inc.	62,200	1,258,928
*	Citrix Systems, Inc.	2,500	80,900
*	CNET Networks, Inc.	3,100	42,904
	Cognex Corp.	1,500	41,265

14

* #	Cognizant Technology Solutions Corp.	2,000	115,220
*	Coherent, Inc.	1,400	45,444
	Cohu, Inc.	900	19,008
*	Comarco, Inc.	300	3,585
*	CommScope, Inc.	2,500	59,975
	Communications Systems, Inc.	500	5,975
*	Computer Horizons Corp.	2,100	9,765
*	Computer Sciences Corp.	6,200	336,908
*	Computer Task Group, Inc.	900	3,636
*	Compuware Corp.	17,200	141,212
*	Comtech Telecommunications Corp.	800	25,064
*	Comverse Technology, Inc.	4,400	126,544
*	Concur Technologies, Inc.	900	13,644
*	Concurrent Computer Corp.	2,400	6,288
*	Conexant Systems, Inc.	19,600	58,408
* #	Convera Corp.	1,000	9,800
*	Convergys Corp.	6,300	109,431
*	Corillian Corp.	1,100	4,246
*	Corning, Inc.	15,900	388,119
*	Covansys Corp.	1,200	17,976
*	Credence Systems Corp.	4,700	40,702
* #	Cree, Inc.	1,800	53,910
*	CSG Systems International, Inc.	2,200	48,356
	CTS Corp.	1,000	12,350
*	Cyberoptics Corp.	625	9,638
*	Cybersource Corp.	900	7,524
*	Cymer, Inc.	1,600	71,968
*	Cypress Semiconductor Corp.	4,700	83,472
	Daktronics, Inc.	600	21,264
*	Datalink Corp.	500	2,650
	Dataram Corp.	100	485
*	Dell, Inc.	8,500	246,500
*	Delphax Technologies, Inc.	100	290
	Diebold, Inc.	1,600	64,000
*	Digi International, Inc.	1,100	11,957
*	Digimarc Corp.	1,500	11,115
*	Digital Angel Corp.	1,600	6,240
*	Digital Insight Corp.	1,600	52,880
*	Digital River, Inc.	800	30,112
*	Digital Theater Systems, Inc.	600	11,070
*	Digitas, Inc.	3,000	42,390
*	Diodes, Inc.	1,150	43,447
*	Ditech Communications Corp.	2,000	20,620
*	DocuCorp International, Inc.	700	5,443
*	Dot Hill Systems Corp.	2,700	18,252
*	DSP Group, Inc.	1,700	45,730
*	DST Systems, Inc.	1,400	78,722
*	Dycom Industries, Inc.	1,900	40,565
*	Dynamics Research Corp.	502	6,847
*	EarthLink, Inc.	4,400	43,648
*	eBay, Inc.	14,000	560,840
*	Echelon Corp.	1,900	15,390
*	eCollege.com, Inc.	1,000	20,630
* #	EDGAR Online, Inc.	1,000	4,100
*	Edgewater Technology, Inc.	600	3,558

15

*	EFJ, Inc.	800	9,280
*	eFunds Corp.	2,200	59,576
*	Electro Scientific Industries, Inc.	1,300	32,448
*	Electroglas, Inc.	300	1,323
*	Electronic Arts, Inc.	3,200	166,304
	Electronic Data Systems Corp.	7,800	208,260
*	Electronics for Imaging, Inc.	2,600	69,732
*	eLoyalty Corp.	300	4,044
*	Embarcadero Technologies, Inc.	800	5,480
*	EMC Corp.	25,400	356,108
*	EMCORE Corp.	2,300	17,825
*	EMS Technologies, Inc.	200	3,500
*	Emulex Corp.	2,900	51,620
* #	Endwave Corp.	100	932
*	Entegris, Inc.	6,500	67,990
*	Entrust, Inc.	2,300	8,510
*	Epicor Software Corp.	2,000	24,840
*	EPIQ Systems, Inc.	700	15,379
*	ePlus, Inc.	600	8,460
*	Equinix, Inc.	1,300	68,172
*	ESS Technology, Inc.	1,800	6,732
*	Euronet Worldwide, Inc.	1,100	38,566
*	Evans & Sutherland Computer Corp.	500	3,075
*	Exar Corp.	600	7,470
*	Excel Technology, Inc.	600	17,916
*	Extreme Networks, Inc.	5,900	27,317
* #	F5 Networks, Inc.	1,300	88,166
	Factset Research Systems, Inc.	1,000	39,150
	Fair Isaac Corp.	2,200	93,764
*	Fairchild Semiconductor Corp. Class A	5,400	93,852
*	FalconStor Software, Inc.	1,100	10,230
*	Fargo Electronics	700	13,251
* #	Faro Technologies, Inc.	100	1,599
*	FEI Co.	1,500	30,015
	Fidelity National Information Services, Inc.	1,900	75,335
*	Filenet Corp.	1,400	36,036
*	Finisar Corp.	10,000	27,800
	First Data Corp.	8,100	365,553
*	Fiserv, Inc.	4,100	170,150
* #	Flir Systems, Inc.	1,400	36,176
*	Forgent Networks, Inc.	800	1,440
*	FormFactor, Inc.	1,500	55,260
*	Forrester Research, Inc.	1,300	29,393
*	Foundry Networks, Inc.	4,900	68,796
*	Freescale Semiconductor, Inc.	600	16,134
*	Freescale Semiconductor, Inc. Class B	1,200	32,448
	Frequency Electronics, Inc.	600	7,800
*	FSI International, Inc.	1,600	9,456
*	Gartner Group, Inc.	2,200	30,976
*	Gateway, Inc.	7,400	17,464
*	Genesis Microchip, Inc.	1,700	36,550
*	Gerber Scientific, Inc.	900	9,351
	Gevity HR, Inc.	1,300	32,734
*	Glenayre Technologies, Inc.	3,700	14,430
*	Global Imaging Systems, Inc.	1,000	36,100

16

#	Global Payments, Inc.	1,600	83,296
*	Globecomm Systems, Inc.	1,100	7,216
* #	GlobeTel Communications Corp.	2,400	7,080
* #	Google, Inc.	200	72,524
*	GSE Systems, Inc.	84	139
*	GTSI Corp.	400	3,036
*	Harmonic, Inc.	2,300	13,271
	Harris Corp.	2,600	118,768
*	Hauppauge Digital, Inc.	400	1,640
*	HEI, Inc.	100	295
	Henry Jack & Associates, Inc.	3,200	70,432
*	Hewitt Associates, Inc. Class A	200	5,398
	Hewlett-Packard Co.	42,300	1,387,863
*	hi/fn, Inc.	500	3,515
*	HomeStore, Inc.	3,000	18,660
* #	HouseValues, Inc.	100	1,350
*	Hutchinson Technology, Inc.	400	11,004
*	Hypercom Corp.	3,200	24,608
*	Hyperion Solutions Corp.	2,050	68,778
*	I.D. Systems, Inc.	300	6,558
*	Ibis Technology Corp.	600	2,052
*	Identix, Inc.	1,700	13,889
*	iGATE Capital Corp.	2,287	15,209
	Imation Corp.	1,700	74,545
*	Immersion Corp.	1,200	8,616
*	Indus International, Inc.	3,000	10,500
*	Infocrossing, Inc.	900	10,584
*	InFocus Corp.	2,100	8,526
* #	Informatica Corp.	2,400	38,448
	Inforte Corp.	700	2,898
*	InfoSpace, Inc.	1,000	24,110
*	Ingram Micro, Inc.	7,200	142,416
*	Innodata Isogen, Inc.	700	2,156
*	Innovex, Inc.	900	3,861
*	InsWeb Corp.	100	256
	Integral Systems, Inc.	800	22,408
*	Integrated Device Technology, Inc.	8,900	132,165
*	Integrated Silicon Solution, Inc.	1,783	11,269
	Intel Corp.	63,600	1,310,160
*	Intelli-Check, Inc.	100	581
*	Intelligent Systems Corp.	100	270
*	Interactive Intelligence, Inc.	400	3,620
*	Interdigital Communications Corp.	1,500	38,625
*	Intergraph Corp.	1,200	43,512
*	Interland, Inc.	700	4,053
*	Interlink Electronics, Inc.	200	638
*	Intermec, Inc.	2,000	61,360
	International Business Machines Corp.	16,700	1,340,008
*	International DisplayWorks, Inc.	500	3,310
* #	International Rectifier Corp.	1,400	51,940
*	Internet Capital Group, Inc.	1,900	17,290
*	Internet Security Systems, Inc.	2,100	48,951
*	Interphase Corp.	400	2,460
	Intersil Corp.	4,800	136,032
	Inter-Tel, Inc.	1,200	23,556

17

*	Intervideo, Inc.	429	4,775
*	Intervoice, Inc.	1,800	15,426
*	Interwoven, Inc.	2,537	22,072
*	Intest Corp.	600	2,682
*	Intevac, Inc.	700	15,351
*	Intrado, Inc.	600	15,396
*	IntriCon Corp.	100	590
*	Intuit, Inc.	2,500	121,450
*	INX, Inc.	300	2,055
*	Iomega Corp.	1,200	3,360
*	iPass, Inc.	800	5,904
*	Iron Mountain, Inc.	2,600	113,620
*	Iteris, Inc.	1,100	2,365
*	Itron, Inc.	800	47,568
*	iVillage, Inc.	2,600	21,190
*	Ixia	700	8,442
*	IXYS Corp.	700	7,490
*	j2 Global Communications, Inc.	900	39,240
*	Jabil Circuit, Inc.	3,200	121,120
*	Jaco Electronics, Inc.	100	357
*	JDA Software Group, Inc.	800	10,984
*	JDS Uniphase Corp.	34,100	103,664
* #	Juniper Networks, Inc.	13,300	244,587
*	Jupitermedia Corp.	800	11,872
*	Keane, Inc.	800	9,392
	Keithley Instruments, Inc.	1,000	15,080
*	Kemet Corp.	1,900	16,929
*	Key Tronic Corp.	700	2,730
*	Keynote Systems, Inc.	1,000	11,250
*	Kintera, Inc.	800	1,760
#	KLA-Tencor Corp.	4,300	224,589
*	Komag, Inc.	1,400	65,576
*	Kopin Corp.	2,200	9,570
*	Kronos, Inc.	1,100	45,111
*	Kulicke & Soffa Industries, Inc.	2,400	26,880
*	Lam Research Corp.	2,800	120,680
	Landauer, Inc.	300	13,800
*	LaserCard Corp.	300	5,481
*	Lattice Semiconductor Corp.	5,500	25,025
*	Lawson Software, Inc.	3,300	26,235
*	LeCroy Corp.	600	8,880
*	Lexar Media, Inc.	2,500	16,750
*	Lexmark International, Inc.	1,200	56,508
*	Lightbridge, Inc.	1,800	17,658
	Linear Technology Corp.	4,300	158,498
*	Lionbridge Technologies, Inc.	1,800	12,888
*	Littlefuse, Inc.	1,400	40,236
*	LogicVision, Inc.	300	408
*	Logility, Inc.	700	7,532
*	LoJack Corp.	900	20,475
*	LookSmart, Ltd.	1,250	5,750
*	LSI Logic Corp.	16,700	162,825
*	LTX Corp.	1,700	9,622
*	Lucent Technologies, Inc.	46,400	129,920
* #	Lumera Corp.	500	2,100

18

*	Macrovision Corp.	1,200	24,252
*	Magma Design Automation, Inc.	1,500	12,930
*	Management Network Group, Inc.	1,900	4,560
*	Manhattan Associates, Inc.	800	16,856
*	Manugistic Group, Inc.	4,100	7,626
*	Mapinfo Corp.	1,400	18,886
* #	Marchex, Inc. Class B	1,200	26,328
*	Mastec, Inc.	2,200	28,490
*	Mattson Technology, Inc.	2,400	28,992
	Maxim Integrated Products, Inc.	2,500	97,725
	Maximus, Inc.	1,300	47,463
*	Maxtor Corp.	3,300	31,680
*	Maxwell Technologies, Inc.	600	11,010
*	McAfee, Inc.	3,700	86,062
*	McDATA Corp. Class A	5,500	24,310
*	McDATA Corp. Class B	200	804
*	Mechanical Technology, Inc.	2,100	7,749
*	MEMC Electronic Materials, Inc.	4,100	137,309
*	Mentor Graphics Corp.	3,300	37,059
*	Mercury Computer Systems, Inc.	100	1,724
*	Merix Corp.	1,400	13,552
	Mesa Laboratories, Inc.	200	2,956
*	MetaSolv, Inc.	1,300	3,380
	Methode Electronics, Inc.	1,100	13,497
*	Metrologic Instruments, Inc.	1,000	22,410
*	Micrel, Inc.	1,400	19,558
*	Micro Linear Corp.	100	155
	Microchip Technology, Inc.	3,000	105,600
*	Micron Technology, Inc.	19,100	296,241
*	Micros Systems, Inc.	1,800	77,922
*	Microsemi Corp.	1,800	55,350
	Microsoft Corp.	112,000	3,012,800
*	MicroStrategy, Inc.	300	27,504
*	Microtune, Inc.	2,300	12,420
* #	Midway Games, Inc.	1,800	17,838
* #	Mindspeed Technologies, Inc.	2,600	9,672
*	MIPS Technologies, Inc.	2,000	16,800
*	MIVA, Inc.	1,100	4,807
*	MKS Instruments, Inc.	2,500	55,900
*	Mobility Electronics, Inc.	700	6,601
*	Mobius Management Systems, Inc.	700	4,487
	Mocon, Inc.	300	2,709
*	Moldflow Corp.	600	8,442
	Molex, Inc.	3,000	95,490
	Molex, Inc. Class A	2,800	79,520
	MoneyGram International, Inc.	2,900	83,143
*	Monolithic System Technology, Inc.	2,100	15,183
	Motorola, Inc.	26,300	562,820
*	MPS Group, Inc.	4,800	72,672
*	MRO Software, Inc.	1,300	19,162
*	MRV Communications, Inc.	5,600	16,408
	MTS Systems Corp.	900	35,568
*	Multi-Fineline Electronix, Inc.	700	39,858
*	Nanometrics, Inc.	600	7,968
*	Napco Security Systems, Inc.	650	9,887

19

*	Napster, Inc.	1,400	5,012
	National Instruments Corp.	2,500	81,125
	National Semiconductor Corp.	5,000	140,250
* #	NAVTEG Corp.	1,300	60,203
*	NCR Corp.	3,600	144,324
*	Neoforma, Inc.	200	1,982
*	NeoMagic Corp.	200	1,370
*	Neoware Systems, Inc.	900	22,077
*	NETGEAR, Inc.	1,000	17,160
*	NetIQ Corp.	1,000	11,300
*	Netlogic Microsystems, Inc.	600	21,210
*	NetManage, Inc.	400	2,180
*	NetRatings, Inc.	1,660	21,630
*	NetScout Systems, Inc.	2,100	14,196
*	Network Appliance, Inc.	5,100	169,116
*	Network Engines, Inc.	2,600	5,668
*	Network Equipment Technologies, Inc.	1,100	4,499
*	Newport Corp.	1,500	26,610
*	NIC, Inc.	2,086	12,537
*	NMS Communications Corp.	2,700	9,612
* #	Novatel Wireless, Inc.	1,000	8,160
*	Novell, Inc.	13,572	129,070
*	Novellus Systems, Inc.	4,200	112,266
*	Nu Horizons Electronics Corp.	200	1,746
*	Nuance Communications, Inc.	5,300	56,710
*	NumereX Corp. Class A	700	5,747
*	Nvidia Corp.	3,400	160,242
*	O.I. Corp.	200	2,400
*	OmniVision Technologies, Inc.	2,500	63,750
*	ON Semiconductor Corp.	8,800	57,992
*	Online Resources Corp.	1,200	15,240
*	Onvia, Inc.	508	3,114
*	ONYX Software Corp.	700	2,730
*	Open Solutions, Inc.	900	24,435
*	Openwave Systems, Inc.	2,400	47,640
*	OPNET Technologies, Inc.	1,400	13,440
*	Opsware, Inc.	2,800	22,036
*	Optical Cable Corp.	500	2,515
*	Optical Communication Products, Inc.	2,942	8,326
*	Oracle Corp.	54,400	675,648
*	OSI Systems, Inc.	600	12,450
*	Overland Storage, Inc.	400	3,424
*	OYO Geospace Corp.	300	14,217
*	Packeteer, Inc.	1,100	13,156
* #	Palm, Inc.	2,300	94,990
*	Parametric Technology Corp.	2,760	42,007
	Park Electrochemical Corp.	1,300	37,531
* #	Parkervision, Inc.	605	4,901
*	Paxar Corp.	1,900	36,442
	Paychex, Inc.	4,000	160,200
*	PC Connection, Inc.	1,300	7,124
*	PC-Tel, Inc.	500	3,775
*	PDF Solutions, Inc.	1,200	20,268
*	Pegasus Solutions, Inc.	200	1,848
*	Pegasystems, Inc.	1,600	13,088

20

*	Pemstar, Inc.	3,100	7,161
*	Perceptron, Inc.	400	3,256
*	Perficient, Inc.	1,100	12,012
*	Performance Technologies, Inc.	900	7,110
*	Pericom Semiconductor Corp.	1,800	16,218
*	Perot Systems Corp.	5,200	78,572
*	Pervasive Software, Inc.	800	3,392
*	Phoenix Technologies, Ltd.	1,100	7,623
*	Photronics, Inc.	900	15,813
*	Pinnacle Data Systems, Inc.	100	375
*	Planar Systems, Inc.	1,000	15,540
	Plantronics, Inc.	1,600	55,296
*	PLATO Learning, Inc.	1,100	8,712
*	Plexus Corp.	1,600	53,696
*	PLX Technology, Inc.	1,300	15,704
* #	PMC-Sierra, Inc.	3,800	38,798
* #	Polycom, Inc.	4,300	83,506
*	PortalPlayer, Inc.	100	2,526
*	Power Integrations, Inc.	1,000	24,830
*	Powerwave Technologies, Inc.	3,637	53,391
*	Presstek, Inc.	1,300	16,471
	Printronix, Inc.	300	4,434
*	Progress Software Corp.	1,400	40,880
	QAD, Inc.	1,700	13,600
*	QLogic Corp.	2,700	111,078
	Qualcomm, Inc.	17,100	807,291
#	Quality Systems, Inc.	300	20,766
*	Qualstar Corp.	608	2,523
*	Quantum Corp.	8,900	31,773
*	Quest Software, Inc.	4,700	68,479
*	QuickLogic Corp.	1,000	5,010
*	Quovadx, Inc.	2,429	6,923
*	Radiant Systems, Inc.	1,400	19,992
*	RadiSys Corp.	1,300	23,712
*	Radyne Corp.	900	12,636
*	RAE Systems, Inc.	2,200	7,964
*	Raindance Communications, Inc.	1,800	4,770
*	Rambus, Inc.	2,100	65,205
*	Ramtron International Corp.	1,000	2,020
*	RealNetworks, Inc.	7,900	62,094
*	Red Hat, Inc.	3,500	94,045
*	Redback Networks, Inc.	2,000	37,900
*	REMEC, Inc.	400	532
	Renaissance Learning, Inc.	1,118	19,040
	Reynolds & Reynolds Co.	2,200	60,940
*	RF Micro Devices, Inc.	8,300	55,859
*	RF Monolithics, Inc.	100	562
*	RightNow Technologies, Inc.	900	14,841
*	Rimage Corp.	300	6,534
*	Rofin-Sinar Technologies, Inc.	800	42,144
*	Rogers Corp.	800	39,232
*	RSA Security, Inc.	3,400	49,912
*	Rudolph Technologies, Inc.	800	13,184
*	S1 Corp.	3,500	14,420
*	Saba Software, Inc.	504	3,135

21

	Sabre Holdings Corp.	5,900	142,367
*	Safeguard Scientifics, Inc.	5,844	11,104
*	SafeNet, Inc.	1,234	30,751
* #	Sandisk Corp.	3,700	223,258
*	Sanmina-SCI Corp.	12,900	49,794
*	Sapient Corp.	2,000	15,000
*	SatCon Technology Corp.	400	740
*	SBS Technologies, Inc.	1,100	12,199
*	ScanSource, Inc.	500	29,055
*	Scientific Technologies, Inc.	700	4,529
*	Seachange International, Inc.	1,900	17,119
*	Secure Computing Corp.	1,200	14,520
*	Semitool, Inc.	1,500	18,945
*	Semtech Corp.	2,500	46,950
*	Serena Software, Inc.	500	11,950
*	SI International, Inc.	800	26,048
*	Sigma Designs, Inc.	700	10,290
*	Silicon Image, Inc.	700	7,644
*	Silicon Laboratories, Inc.	1,700	81,566
*	Silicon Storage Technology, Inc.	5,000	22,600
*	SimpleTech, Inc.	2,300	9,568
*	Sirenza Microdevices, Inc.	1,300	10,504
*	Skyworks Solutions, Inc.	4,700	24,722
*	SM&A	525	3,528
*	Solectron Corp.	40,700	146,927
*	Sonic Solutions, Inc.	900	16,335
*	SonicWALL, Inc.	3,000	20,130
*	Sonus Networks, Inc.	8,200	39,770
	SpectraLink Corp.	1,000	12,370
*	Spectrum Control, Inc.	500	3,725
*	SPSS, Inc.	900	29,376
*	SRA International, Inc.	1,000	34,520
*	SRS Labs, Inc.	600	3,570
*	SSA Global Technologies, Inc.	400	6,696
*	Staktek Holdings, Inc.	3,400	18,802
*	Standard Microsystems Corp.	1,300	42,276
	StarTek, Inc.	1,000	19,700
*	Stellent, Inc.	1,800	19,710
*	Stratasys, Inc.	300	8,241
*	Stratex Networks, Inc.	1,900	9,766
*	Stratos International, Inc.	600	4,038
*	Sun Microsystems, Inc.	50,829	211,957
*	Sunair Electronics, Inc.	100	530
*	Sunrise Telecom, Inc.	500	870
*	Superior Essex, Inc.	1,000	26,170
*	Supertex, Inc.	600	20,202
*	SupportSoft, Inc.	800	3,304
*	Sybase, Inc.	3,200	68,256
*	Sykes Enterprises, Inc.	900	11,988
*	Symantec Corp.	7,500	126,675
#	Symbol Technologies, Inc.	8,700	101,094
*	Symmetricom, Inc.	1,800	16,146
*	Synaptics, Inc.	1,100	25,839
*	SYNNEX Corp.	1,400	25,858
*	Synopsys, Inc.	5,000	109,350

22

*	Synplicity, Inc.	900	6,318
	Syntel, Inc.	1,390	23,630
*	Take-Two Interactive Software, Inc.	1,500	23,370
	TALX Corp.	1,100	35,156
*	Tech Data Corp.	2,600	107,978
	Technitrol, Inc.	2,600	56,888
*	Technology Solutions Co.	294	2,387
*	TechTeam Global, Inc.	200	2,150
*	Tekelec	3,200	42,912
	Tektronix, Inc.	2,900	89,320
*	TeleCommunication Systems, Inc.	500	1,050
* #	Telkonet, Inc.	1,000	4,040
*	Tellabs, Inc.	14,200	208,598
*	Telular Corp.	700	2,191
*	Teradyne, Inc.	6,800	114,172
*	Terayon Communication Systems, Inc.	1,200	3,216
*	Tessco Technologies, Inc.	200	3,700
*	Tessera Technologies, Inc.	500	15,615
	Texas Instruments, Inc.	17,100	510,435
*	Therma-Wave, Inc.	1,300	2,002
*	TheStreet.com, Inc.	900	6,984
*	THQ, Inc.	2,100	50,400
*	TIBCO Software, Inc.	10,100	87,567
*	Tier Technologies, Inc. Class B	500	3,800
*	TNS, Inc.	500	8,050
*	Tollgrade Communications, Inc.	900	12,825
	Total System Services, Inc.	3,000	58,800
*	Transact Technologies, Inc.	300	2,838
*	Transaction Systems Architects, Inc.	1,700	56,712
*	Trident Microsystems, Inc.	1,500	41,910
* #	Trimble Navigation, Ltd.	1,700	69,547
*	Triquint Semiconductor, Inc.	6,900	32,706
	TSR, Inc.	400	2,028
*	TTM Technologies, Inc.	2,600	33,566
*	Tumbleweed Communications Corp.	2,850	8,037
*	Tut Systems, Inc.	900	2,700
*	Tyler Technologies, Inc.	1,800	17,838
*	Ulticom, Inc.	2,000	22,360
*	Ultimate Software Group, Inc.	500	11,700
*	Ultra Clean Holdings, Inc.	100	860
*	Ultratech, Inc.	800	15,992
*	Unisys Corp.	10,600	70,808
	United Online, Inc.	2,600	31,226
*	Universal Display Corp.	400	5,680
* #	UTStarcom, Inc.	5,700	35,625
*	ValueClick, Inc.	4,800	84,048
*	Varian Semiconductor Equipment Associates, Inc.	1,800	84,888
*	Veeco Instruments, Inc.	1,200	24,108
*	VendingData Corp.	700	1,911
*	VeriFone Holdings, Inc.	700	18,480
*	Verint Systems, Inc.	1,100	39,853
*	VeriSign, Inc.	4,300	101,738
*	Viasat, Inc.	1,200	32,220
*	Video Display Corp.	400	3,600
*	Vignette Corp.	1,400	22,540

23

*	Virage Logic Corp.	1,600	17,632
*	Vishay Intertechnology, Inc.	7,600	110,352
*	Vitesse Semiconductor, Inc.	6,500	20,475
*	Vitria Technology, Inc.	1,300	3,549
* #	Vyyo, Inc.	400	2,848
*	WatchGuard Technologies, Inc.	1,000	4,060
*	WebEx Communications, Inc.	1,200	33,456
*	webMethods, Inc.	2,700	20,088
*	Websense, Inc.	700	43,267
*	WebSideStory, Inc.	600	9,402
*	Westell Technologies, Inc.	2,100	9,975
*	Western Digital Corp.	5,300	117,925
*	White Electronics Designs Corp.	1,200	7,260
*	Wind River Systems, Inc.	1,700	26,299
	Wireless Telecom Group, Inc.	1,200	3,324
*	Witness Systems, Inc.	900	21,087
*	WJ Communications, Inc.	2,000	3,720
	Woodhead Industries, Inc.	800	11,600
*	Wright Express Corp.	100	2,404
*	Xerox Corp.	14,300	213,070
	Xilinx, Inc.	6,700	182,776
	X-Rite, Inc.	1,000	12,750
*	Yahoo!, Inc.	14,800	474,488
*	Zebra Technologies Corp. Class A	2,400	105,936
*	Zhone Technologies, Inc.	4,400	10,736
*	Zix Corp.	200	334
*	Zomax, Inc.	912	1,870
*	Zoran Corp.	2,100	41,538
*	Zygo Corp.	1,150	19,769
Total Information Technology			38,198,198

Consumer Discretionary — (12.5%)
*	1-800 CONTACTS, Inc.	200	2,702
*	1-800-FLOWERS.COM, Inc.	800	5,104
*	4Kids Entertainment, Inc.	500	8,500
*	A.C. Moore Arts & Crafts, Inc.	200	3,600
	Aaron Rents, Inc.	1,800	47,160
	Aaron Rents, Inc. Class A	500	12,250
	Abercrombie & Fitch Co.	1,400	94,248
*	Advance Auto Parts, Inc.	1,550	64,092
	Advo, Inc.	1,000	32,150
*	Aeropostale, Inc.	1,500	43,035
	AFC Enterprises, Inc.	800	12,432
*	Aftermarket Technology Corp.	1,000	21,700
*	Alderwoods Group, Inc.	2,500	42,700
	Aldila, Inc.	300	9,690
*	Alliance Gaming Corp.	1,700	25,160
*	Alloy, Inc.	850	11,194
* #	Amazon.com, Inc.	4,100	153,709
	Ambassadors Group, Inc.	600	14,514
	American Axle & Manufacturing Holdings, Inc.	2,500	40,550
*	American Biltrite, Inc.	100	1,139
	American Eagle Outfitters, Inc.	1,600	40,704
	American Greetings Corp. Class A	3,000	62,940
*	America’s Car-Mart, Inc.	400	7,368

24

	Ameristar Casinos, Inc.	1,300	28,717
*	AnnTaylor Stores Corp.	3,000	108,900
*	Apollo Group, Inc. Class A	1,600	79,008
	Applebees International, Inc.	2,300	53,222
	Arbitron, Inc.	600	23,520
	Arctic Cat, Inc.	800	19,200
	Ark Restaurants Corp.	200	6,100
	ArvinMeritor, Inc.	2,100	35,154
*	Asbury Automotive Group, Inc.	2,000	38,300
*	Audiovox Corp. Class A	600	7,662
*	AutoNation, Inc.	8,300	173,553
*	Autozone, Inc.	1,500	145,020
* #	Avatar Holdings, Inc.	500	27,915
*	Aztar Corp.	1,600	48,288
*	Bakers Footwear Group, Inc.	400	8,780
*	Ballantyne of Omaha, Inc.	1,000	4,050
* #	Bally Total Fitness Holding Corp.	1,800	14,274
	Bandag, Inc.	500	21,385
	Bandag, Inc. Class A	600	22,134
#	Barnes & Noble, Inc.	3,000	129,210
	Bassett Furniture Industries, Inc.	400	7,716
	Beasley Broadcast Group, Inc.	300	4,062
	Beazer Homes USA, Inc.	1,900	120,555
	Bebe Stores, Inc.	1,300	22,321
*	Bed Bath and Beyond, Inc.	4,300	154,972
	Belo Corp. Class A	3,500	74,340
*	Benihana, Inc. Class A	500	13,410
	Best Buy Co., Inc.	4,900	263,914
*	Big Dog Holdings, Inc.	400	4,020
*	Big Lots, Inc.	5,400	68,634
*	BJ’s Restaurants, Inc.	1,100	27,929
	Black & Decker Corp.	1,100	94,138
*	Blount International, Inc.	1,000	16,340
*	Bluegreen Corp.	700	11,109
	Blyth, Inc.	300	6,684
	Bob Evans Farms, Inc.	1,700	49,589
*	Bombay Co., Inc.	400	1,264
	Bon-Ton Stores, Inc.	400	10,888
	Books-A—Million, Inc.	200	2,308
	Borders Group, Inc.	3,000	72,390
	BorgWarner, Inc.	2,600	145,002
	Bowl America, Inc. Class A	300	4,230
	Boyd Gaming Corp.	1,200	52,476
*	Bright Horizons Family Solutions, Inc.	700	23,457
	Brinker International, Inc.	2,900	120,785
	Brown Shoe Company, Inc.	1,100	52,470
	Brunswick Corp.	2,600	101,998
	Buckle, Inc.	600	22,950
	Building Materials Holding Corp.	900	60,570
	Burlington Coat Factory Warehouse Corp.	1,600	72,064
* #	Cabela’s, Inc.	2,300	43,493
*	Cablevision Systems New York Group Class A	2,400	63,000
*	Cache, Inc.	400	6,952
	Cadmus Communications Corp.	300	5,679
*	California Coastal Communities, Inc.	700	26,943

25

*	California Pizza Kitchen, Inc.	600	18,036
*	Canterbury Park Holding Corp.	200	2,970
*	Career Education Corp.	3,300	108,372
*	CarMax, Inc.	3,500	109,970
	Carmike Cinemas, Inc.	300	7,146
*	Carriage Services, Inc.	300	1,488
*	Carter’s, Inc.	900	57,591
*	Casual Male Retail Group, Inc.	1,100	10,021
	Catalina Marketing Corp.	1,100	24,398
	Cato Corp. Class A	1,000	20,870
*	Cavalier Homes, Inc.	1,000	7,070
*	Cavco Industries, Inc.	500	23,025
	CBRL Group, Inc.	1,900	84,417
	CBS Corp. Class A	800	19,576
	CBS Corp. Class B	8,200	200,572
*	CEC Entertainment, Inc.	1,200	39,072
	Centex Corp.	4,300	290,723
*	Champion Enterprises, Inc.	2,200	34,144
*	Champps Entertainment, Inc.	1,000	8,060
#	Charles and Colvard, Ltd.	375	5,257
*	Charlotte Russe Holding, Inc.	1,400	25,480
*	Charming Shoppes, Inc.	5,800	77,662
*	Checkers Drive-In Restaurants, Inc.	600	8,814
* #	Cheesecake Factory, Inc.	2,700	97,632
	Cherokee, Inc.	300	11,562
*	Chicos FAS, Inc.	2,700	127,035
	Choice Hotels International, Inc.	2,900	129,137
	Christopher & Banks Corp.	800	17,544
*	Chromcraft Revington, Inc.	300	3,900
	Churchill Downs, Inc.	500	20,035
	Citadel Broadcasting Co.	5,600	62,384
	CKE Restaurants, Inc.	1,700	28,917
*	CKX, Inc.	700	10,087
	Claire’s Stores, Inc.	3,200	102,528
	Clear Channel Communications, Inc.	8,100	229,230
*	Coach, Inc.	3,800	135,736
	Coachmen Industries, Inc.	200	2,360
	Coast Distribution System, Inc.	300	2,175
*	Cobra Electronics Corp.	400	4,652
*	Coldwater Creek, Inc.	2,000	44,940
*	Collectors Universe, Inc.	600	8,910
	Collegiate Pacific, Inc.	700	7,280
*	Columbia Sportswear Co.	1,600	80,576
*	Comcast Corp. Class A	14,200	380,986
*	Comcast Corp. Special Class A Non-Voting	11,700	312,975
*	Conn’s, Inc.	1,100	40,975
#	Cooper Tire & Rubber Co.	800	11,920
*	Cosi, Inc.	100	931
*	Cost Plus, Inc.	600	11,514
	Courier Corp.	500	19,735
*	Cox Radio, Inc.	1,200	16,596
	CPI Corp.	300	5,265
	Craftmade International, Inc.	200	3,640
*	Crown Media Holdings, Inc.	2,662	20,897
*	CSK Auto Corp.	1,300	20,683

26

	CSS Industries, Inc.	400	12,320
*	Cumulus Media, Inc. Class A	2,400	27,840
	Cutter & Buck, Inc.	800	9,568
*	Cybex International, Inc.	700	4,193
*	Cycle Country Accessories Corp.	300	1,125
#	Dana Corp.	2,200	3,872
	Darden Restaurants, Inc.	2,900	121,626
	Deb Shops, Inc.	600	18,990
*	Deckers Outdoor Corp.	800	27,120
*	dELiA*s, Inc.	836	7,449
	Delphi Corp.	5,100	1,632
	Delta Apparel, Inc.	600	9,300
*	Design Within Reach, Inc.	100	635
*	DeVry, Inc.	2,300	54,004
	Dillards, Inc. Class A	2,800	69,076
	Disney (Walt) Co.	26,600	744,534
*	Dixie Group, Inc.	400	6,552
	Dollar General Corp.	7,200	125,424
* #	Dollar Tree Stores, Inc.	3,300	90,486
*	Dominion Homes, Inc.	100	960
	Domino’s Pizza, Inc.	2,400	61,200
	Dover Downs Gaming & Entertainment, Inc.	500	8,300
	Dover Motorsports, Inc.	1,000	4,970
	Dow Jones & Co., Inc.	1,400	56,910
*	Drew Industries, Inc.	1,000	32,450
*	drugstore.com, Inc.	4,200	10,584
	DRYCLEAN USA, Inc.	100	219
*	Earle M. Jorgensen Co.	100	1,400
#	Eastman Kodak Co.	8,900	249,645
*	EchoStar Communications Corp. Class A	2,200	64,614
*	Educate, Inc.	200	1,722
*	Education Management Corp.	2,600	97,760
*	EMAK Worldwide, Inc.	100	824
*	Emerson Radio Corp.	1,100	3,520
*	Emmis Communications Corp. Class A	1,100	18,007
*	Entercom Communications Corp.	1,700	47,889
*	Entravision Communications Corp.	2,800	20,804
* #	Escala Group, Inc.	800	19,880
	Escalade, Inc.	400	4,536
	Ethan Allen Interiors, Inc.	1,500	61,065
#	Family Dollar Stores, Inc.	2,800	72,016
*	Famous Dave’s of America, Inc.	500	6,905
	Fedders Corp.	800	1,176
	Federated Department Stores, Inc.	4,100	291,264
	Finish Line, Inc. Class A	1,935	32,392
*	Finlay Enterprises, Inc.	100	848
*	Fisher Communications, Inc.	400	17,120
*	Fleetwood Enterprises, Inc.	1,800	20,340
	Flexsteel Industries, Inc.	400	5,660
	Foot Locker, Inc.	4,200	97,062
	Ford Motor Co.	18,600	148,242
#	Fortune Brands, Inc.	3,200	248,160
* #	Fossil, Inc.	3,200	54,464
*	Fountain Powerboat Industries, Inc.	200	1,488
*	Fox & Hound Restaurant Group	200	3,244

27

*	Franklin Covey Co.	1,400	10,878
*	Franklin Electronic Publishers, Inc.	600	2,550
	Fred’s, Inc.	1,900	26,543
*	Friendly Ice Cream Corp.	100	972
	Frisch’s Restaurants, Inc.	300	6,270
	Furniture Brands International, Inc.	3,300	81,576
*	Gaiam, Inc.	700	9,660
*	GameStop Corp. Class A	1,900	76,057
*	GameStop Corp. Class B	100	3,651
*	GameTech International, Inc.	400	1,920
	Gaming Partners International Corp.	100	1,375
* #	Gander Mountain Co.	100	669
	Gannett Co., Inc.	2,400	149,184
	Gap, Inc.	7,600	140,904
*	Gaylord Entertainment Co.	1,900	84,835
*	Gemstar-TV Guide International, Inc.	13,400	40,468
#	General Motors Corp.	7,600	154,356
*	Genesco, Inc.	1,100	44,660
	Gentek, Inc.	600	11,376
	Gentex Corp.	5,500	91,630
	Genuine Parts Co.	3,800	169,176
*	Getty Images, Inc.	1,200	97,236
*	G-III Apparel Group, Ltd.	501	8,011
* #	Goodyear Tire & Rubber Co.	6,100	87,413
*	Gottschalks, Inc.	200	1,822
	Gray Television, Inc.	400	3,368
	Gray Television, Inc. Class A	200	1,631
*	Group 1 Automotive, Inc.	900	34,452
*	GSI Commerce, Inc.	1,400	22,330
*	Guess, Inc.	1,300	47,047
*	Guitar Center, Inc.	500	25,880
*	Gymboree Corp.	1,500	34,290
	H&R Block, Inc.	4,900	109,270
*	Hampshire Group, Ltd.	300	7,329
	Hancock Fabrics, Inc.	400	1,660
	Harley-Davidson, Inc.	2,700	141,777
	Harman International Industries, Inc.	1,300	143,455
	Harrah’s Entertainment, Inc.	2,700	194,184
*	Harris Interactive, Inc.	3,900	21,918
	Harte-Hanks, Inc.	2,700	75,627
*	Hartmarx Corp.	500	4,335
	Hasbro, Inc.	7,300	148,117
*	Hastings Entertainment, Inc.	400	2,116
	Haverty Furniture Co., Inc.	800	11,400
	Haverty Furniture Co., Inc. Class A	100	1,421
*	Hayes Lemmerz International, Inc.	400	1,252
	Hearst-Argyle Television, Inc.	2,200	52,514
*	Hibbett Sporting Goods, Inc.	1,000	32,080
	Hilton Hotels Corp.	5,900	142,780
	Hollinger International, Inc. Class A	2,600	24,180
*	Hollywood Media Corp.	1,300	6,318
	Home Depot, Inc.	22,400	944,160
* #	Home Solutions of America, Inc.	900	5,265
	Horton (D.R.), Inc.	4,600	156,906
*	Hot Topic, Inc.	885	11,664

28

* #	Hovnanian Enterprises, Inc. Class A	1,000	46,110
*	Iconix Brand Group, Inc.	1,200	16,056
	IHOP Corp.	800	40,720
	ILX Resorts, Inc.	300	3,102
*	Image Entertainment, Inc.	1,200	4,080
*	IMPCO Technologies, Inc.	800	5,008
* #	Infosonics Corp.	200	2,370
*	Insight Enterprises, Inc.	2,200	47,366
	Interactive Data Corp.	3,800	85,500
*	Interface, Inc. Class A	2,100	23,268
	International Game Technology	4,600	164,542
	International Speedway Corp. Class A	1,300	61,568
*	Interpublic Group of Companies, Inc.	4,200	43,512
*	Interstate Hotels & Resorts, Inc.	1,400	6,692
*	INVESTools, Inc.	2,000	15,500
*	Isle of Capri Casinos, Inc.	1,600	48,496
*	ITT Educational Services, Inc.	1,300	80,600
	J. Alexander’s Corp.	400	3,208
*	J. Jill Group, Inc.	500	11,815
*	Jack in the Box, Inc.	1,500	60,000
	Jackson Hewitt Tax Service, Inc.	1,600	45,440
*	Jakks Pacific, Inc.	1,000	24,820
*	Jameson Inns, Inc.	3,100	8,184
* #	Jarden Corp.	3,300	98,967
*	Jennifer Convertibles, Inc.	100	487
	Johnson Controls, Inc.	2,900	206,683
#	Jones Apparel Group, Inc.	3,100	89,652
*	Jos. A. Bank Clothiers, Inc.	825	36,803
	Journal Communications, Inc. Class A	200	2,462
	Journal Register Co.	1,100	14,146
*	K2, Inc.	400	4,560
	KB Home	3,000	201,090
	Kellwood Co.	800	20,592
	Kenneth Cole Productions, Inc. Class A	400	11,004
*	Keystone Automotive Industries, Inc.	700	30,940
	Kimball International, Inc. Class B	1,100	15,587
*	Kirkland’s, Inc.	200	1,048
	Knape & Vogt Manufacturing Co.	200	3,688
	Knight-Ridder, Inc.	1,400	84,028
*	Kohl’s Corp.	2,900	139,519
	Koss Corp.	200	5,500
* #	Krispy Kreme Doughnuts, Inc.	1,000	6,750
	K-Swiss, Inc. Class A	900	26,262
*	LaCrosse Footwear, Inc.	300	3,564
*	Lakeland Industries, Inc.	300	5,784
*	Lamar Advertising Co.	2,600	132,652
	Landry’s Restaurants, Inc.	300	9,261
*	Las Vegas Sands Corp.	100	5,335
*	Laureate Education, Inc.	2,300	119,094
*	Lazare Kaplan International, Inc.	400	3,300
#	La-Z—Boy, Inc.	2,400	38,280
	Lear Corp.	500	10,430
	Lee Enterprises, Inc.	1,100	38,445
	Leggett & Platt, Inc.	5,700	133,836
	Lennar Corp. Class A	4,200	251,412

29

	Lennar Corp. Class B	1,000	55,400
*	Lenox Group, Inc.	1,000	13,360
	Levitt Corp. Class A	200	4,652
*	Liberty Global, Inc. Class A	7,700	156,387
*	Liberty Media Corp. Class A	38,000	313,120
*	Liberty Media Corp. Class B	1,100	9,042
*	LIFE TIME FITNESS, Inc.	1,600	67,136
	Lifetime Brands, Inc.	100	2,258
	Limited Brands, Inc.	6,000	142,020
*	Lin TV Corp.	800	7,464
	Lithia Motors, Inc. Class A	400	12,816
*	Live Nation, Inc.	500	8,925
	Liz Claiborne, Inc.	2,500	90,075
*	LKQ Corp.	2,300	50,646
*	Lodgenet Entertainment Corp.	400	5,696
*	Lodgian, Inc.	1,100	13,794
	Lone Star Steakhouse & Saloon, Inc.	300	8,088
	Lowe’s Companies, Inc.	8,300	565,894
*	Luby’s, Inc.	1,300	19,383
	M/I Homes, Inc.	400	16,848
*	Mace Security International, Inc.	1,000	2,320
*	Main Street Restaurant Group, Inc.	700	3,850
*	MarineMax, Inc.	1,100	33,946
	Marriott International, Inc. Class A	2,900	198,360
* #	Martha Stewart Living Omnimedia, Inc.	300	5,190
* #	Marvel Entertainment, Inc.	1,900	35,188
	Mattel, Inc.	6,700	112,895
	Matthews International Corp. Class A	1,100	40,854
*	McCormick & Schmick’s Seafood Restaurants, Inc.	900	21,087
	McDonald’s Corp.	13,300	464,303
	McGraw-Hill Companies, Inc.	3,800	201,742
	MDC Holdings, Inc.	1,200	73,548
*	Meade Instruments Corp.	200	570
	Media General, Inc. Class A	700	35,070
*	Mediacom Communications Corp.	2,400	13,536
	Meredith Corp.	1,800	99,162
* #	Meritage Homes Corp.	900	52,677
*	Mestek, Inc.	600	7,758
*	MGM Mirage	9,500	351,215
	Michaels Stores, Inc.	2,000	64,200
*	Midas, Inc.	100	1,904
*	Mikohn Gaming Corp.	200	1,588
*	Mity Enterprises, Inc.	200	3,768
	Modine Manufacturing Co.	1,700	47,685
*	Mohawk Industries, Inc.	2,300	198,973
	Monaco Coach Corp.	900	12,879
*	Monarch Casino & Resort, Inc.	600	16,086
	Monro Muffler Brake, Inc.	700	25,326
*	Morningstar, Inc.	24	1,023
*	Mothers Work, Inc.	300	7,467
	Movado Group, Inc.	500	10,900
#	Movie Gallery, Inc.	300	957
*	MTR Gaming Group, Inc.	1,300	12,961
* #	Multimedia Games, Inc.	1,000	10,590
*	Nathan’s Famous, Inc.	400	4,900

30

	National Presto Industries, Inc.	500	21,875
#	Nautilus Group, Inc.	800	13,160
* #	Navarre Corp.	500	1,915
	Nelson (Thomas), Inc.	400	11,700
*	Netflix, Inc.	1,100	29,491
*	Nevada Gold & Casinos, Inc.	700	6,615
*	New Frontier Media, Inc.	800	5,704
*	New York & Co., Inc.	100	1,687
	Newell Rubbermaid, Inc.	4,200	104,454
	News Corp. Class A	29,100	473,748
	News Corp., Inc. Class B When Issued	14,600	250,390
	NIKE, Inc. Class B	2,100	182,238
	Nobility Homes, Inc.	200	5,120
	Noble International, Ltd.	750	11,512
	Nordstrom, Inc.	3,900	148,200
*	NTL, Inc.	2,300	151,455
* #	Nutri/System, Inc.	1,100	47,267
#	Oakley, Inc.	2,300	35,006
*	O’Charleys, Inc.	1,400	24,864
*	Office Depot, Inc.	6,700	239,056
	OfficeMax, Inc.	3,100	90,923
	Omnicom Group, Inc.	2,500	199,550
*	Opinion Research Corp.	100	551
*	O’Reilly Automotive, Inc.	2,400	78,528
	Orleans Homebuilders, Inc.	600	11,724
#	Outback Steakhouse, Inc.	2,300	96,163
*	Outdoor Channel Holdings, Inc.	1,100	14,432
* #	Overstock.com, Inc.	300	6,750
	Oxford Industries, Inc.	1,100	50,358
*	P & F Industries, Inc. Class A	100	1,285
*	P.F. Chang’s China Bistro, Inc.	500	24,170
* #	Pacific Sunwear of California, Inc.	2,600	61,906
*	Palm Harbor Homes, Inc.	1,400	29,330
*	Panera Bread Co.	800	56,688
*	Pantry, Inc.	1,000	59,170
*	Papa John’s International, Inc.	1,000	32,900
*	Payless ShoeSource, Inc.	3,100	73,470
*	PC Mall, Inc.	800	4,944
*	Penn National Gaming, Inc.	1,700	58,956
	Penney (J.C.) Co., Inc.	2,800	164,192
*	Perry Ellis International, Inc.	500	11,005
*	PetMed Express, Inc.	700	13,083
	PETsMART, Inc.	1,300	33,748
	Phillips-Van Heusen Corp.	1,900	67,450
*	Phoenix Footwear Group, Inc.	500	2,675
*	Pinnacle Entertainment, Inc.	1,500	42,075
*	Pixar, Inc.	1,500	95,700
*	Playboy Enterprises, Inc. Class A	200	2,500
*	Playboy Enterprises, Inc. Class B	1,400	19,404
*	Point.360	100	227
	Polaris Industries, Inc.	800	40,040
	Polo Ralph Lauren Corp.	1,400	81,144
*	Pomeroy IT Solutions, Inc.	100	930
#	Pre-Paid Legal Services, Inc.	300	10,833
* #	Priceline.com, Inc.	1,900	46,645

31

*	PRIMEDIA, Inc.	4,500	10,170
*	Princeton Review, Inc.	800	4,264
*	Proliance International, Inc.	600	3,150
*	ProQuest Co.	1,100	23,430
	Pulte Homes, Inc.	8,600	330,326
*	QEP Co., Inc.	200	2,140
*	Quaker Fabric Corp.	200	566
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	2,200	9,966
*	Quiksilver, Inc.	2,600	37,700
*	R&B, Inc.	500	5,305
*	R.H. Donnelley Corp.	1,414	86,254
*	Radio One, Inc. Class A	300	2,535
*	Radio One, Inc. Class D	3,200	26,688
	RadioShack Corp.	2,200	43,010
*	Rare Hospitality International, Inc.	2,200	70,400
*	RC2 Corp.	900	32,427
*	RCN Corp.	1,700	42,500
	Reader’s Digest Association, Inc.	3,100	47,089
*	Reading International, Inc. Class A	1,100	8,899
*	Red Lion Hotels Corp.	200	2,330
* #	Red Robin Gourmet Burgers, Inc.	600	23,994
* #	RedEnvelope, Inc.	500	4,830
*	Regent Communications, Inc.	600	2,742
	Regis Corp.	2,000	76,560
*	Rent-A—Center, Inc.	2,600	60,684
*	Rentrak Corp.	576	6,157
*	Rent-Way, Inc.	600	4,062
*	Restoration Hardware, Inc.	1,400	7,532
* #	Retail Ventures, Inc.	1,800	23,868
*	Rex Stores Corp.	200	3,064
*	Rockford Corp.	700	2,807
*	Rocky Shoes & Boots, Inc.	100	2,374
	Ross Stores, Inc.	2,200	62,304
*	Rubio’s Restaurants, Inc.	600	6,150
#	Ruby Tuesday, Inc.	2,800	79,940
	Russ Berrie & Co., Inc.	600	8,154
	Russell Corp.	900	12,852
*	Ryan’s Restaurant Group, Inc.	1,800	23,778
	Ryland Group, Inc.	1,700	118,575
*	Saga Communications, Inc. Class A	600	5,682
	Saks, Inc.	6,200	117,180
*	Salem Communications Corp.	900	12,582
* #	Salton, Inc.	200	286
	Sauer-Danfoss, Inc.	2,200	47,190
*	Scholastic Corp.	1,200	35,304
*	Scientific Games Corp.	2,001	61,191
	SCP Pool Corp.	1,500	65,205
	Scripps (E.W.) Co.	2,100	100,968
*	Sears Holdings Corp.	1,300	156,585
*	Select Comfort Corp.	1,000	36,550
	Service Corp. International	13,200	104,940
* #	Sharper Image Corp.	200	2,360
	Sherwin-Williams Co.	2,000	91,100
*	Shiloh Industries, Inc.	1,100	17,930
*	Shoe Carnival, Inc.	200	4,494

32

* #	Shuffle Master, Inc.	1,000	26,130
	Sinclair Broadcast Group, Inc. Class A	2,100	15,099
* #	Sirius Satellite Radio, Inc.	20,000	102,200
* #	Six Flags, Inc.	2,500	26,375
*	Skechers U.S.A., Inc. Class A	1,000	21,200
	Skyline Corp.	500	20,060
*	Smith & Wesson Holding Corp.	1,300	6,500
	Snap-On, Inc.	2,600	101,192
	Sonic Automotive, Inc.	1,400	37,086
*	Sonic Corp.	1,900	60,059
*	Sotheby’s Holdings, Inc. Class A	1,600	33,792
*	Source Interlink Companies, Inc.	2,500	26,875
*	Spanish Broadcasting System, Inc.	300	1,683
	Spartan Motors, Inc.	500	5,365
	Speedway Motorsports, Inc.	2,100	75,285
*	Sport Chalet, Inc. Class A	175	1,421
*	Sport Chalet, Inc. Class B	225	1,800
*	Sportsman’s Guide, Inc.	300	7,587
	Stage Stores, Inc.	1,300	37,908
*	Stamps.com, Inc.	700	22,547
	Standard Motor Products, Inc.	300	3,183
	Standard Pacific Corp.	1,900	62,415
	Stanley Furniture, Inc.	800	20,400
	Staples, Inc.	7,800	191,412
*	Starbucks Corp.	7,600	276,032
	Station Casinos, Inc.	1,100	75,295
	Stein Mart, Inc.	600	10,008
*	Steinway Musical Instruments, Inc.	100	3,295
	Steven Madden, Ltd.	800	25,640
	Stewart Enterprises, Inc.	1,400	7,098
*	Stoneridge, Inc.	400	2,376
*	Strattec Security Corp.	100	4,046
	Strayer Education, Inc.	300	28,899
	Stride Rite Corp.	1,700	23,630
	Sturm Ruger & Co., Inc.	1,000	7,200
*	Sunterra Corp.	800	12,000
#	Superior Industries International, Inc.	1,300	28,015
	Superior Uniform Group, Inc.	100	1,108
	Syms Corp.	600	8,760
* #	Syntax-Brillian Corp.	700	3,017
*	Systemax, Inc.	1,500	10,425
#	Talbots, Inc.	1,200	31,992
	Tandy Brand Accessories, Inc.	500	5,405
*	Tandy Leather Factory, Inc.	400	2,548
	Target Corp.	9,300	505,920
*	Tarragon Corp.	800	15,464
*	Tarrant Apparel Group	300	348
	Technical Olympic USA, Inc.	1,800	38,124
*	Tempur-Pedic International, Inc.	1,000	11,800
*	Tenneco Automotive, Inc.	1,500	33,975
* #	The Children’s Place Retail Stores, Inc.	1,300	60,671
*	The DIRECTV Group, Inc.	12,100	190,696
*	The Dress Barn, Inc.	1,400	60,452
	The Hallwood Group, Inc.	200	29,800
	The Marcus Corp.	200	3,286

33

	The McClatchey Co.	500	27,635
*	The Men’s Wearhouse, Inc.	1,800	56,376
#	The New York Times Co. Class A	3,200	90,304
	The Pep Boys - Manny, Moe & Jack	3,500	54,950
*	The Sports Authority, Inc.	1,200	43,908
	The Stanley Works	1,900	95,266
*	The Steak n Shake Co.	800	14,584
	The TJX Companies, Inc.	6,300	154,287
	Thor Industries, Inc.	2,600	122,720
	Tiffany & Co.	3,100	115,103
*	Timberland Co. Class A	1,700	59,585
	Time Warner, Inc.	68,200	1,180,542
*	TiVo, Inc.	1,700	9,435
*	Toll Brothers, Inc.	2,900	93,844
*	Too, Inc.	1,100	33,473
*	Tractor Supply Co.	1,300	82,134
	Traffix, Inc.	600	3,120
	Triarc Companies, Inc. Class A	1,100	18,678
	Tribune Co.	7,300	223,380
*	Triple Crown Media, Inc.	60	402
*	TRW Automotive Holdings Corp.	4,500	115,200
	Tuesday Morning Corp.	900	19,809
	Tupperware Corp.	2,100	44,499
*	Unifi, Inc.	1,600	4,912
	Unifirst Corp.	300	10,053
	United Auto Group, Inc.	2,700	116,748
*	United Retail Group, Inc.	700	11,585
*	Universal Electronics, Inc.	900	16,164
*	Universal Technical Institute, Inc.	800	24,648
*	Univision Communications, Inc. Class A	7,900	264,255
* #	Urban Outfitters, Inc.	2,500	70,250
	V.F. Corp.	3,700	202,760
*	Vail Resorts, Inc.	1,600	52,864
*	Valassis Communications, Inc.	500	13,775
	Value Line, Inc.	100	3,385
*	ValueVision Media, Inc. Class A	1,600	20,336
*	Varsity Group, Inc.	100	402
*	VCG Holding Corp.	100	104
*	Vertrue, Inc.	500	22,030
*	Viacom, Inc. Class A	800	31,992
*	Viacom, Inc. Class B	8,200	327,672
*	Virco Manufacturing Corp.	500	2,775
	Visteon Corp.	3,200	14,912
*	Warnaco Group, Inc.	2,300	53,383
	Warner Music Group Corp.	200	4,110
	Washington Post Co.	100	75,225
*	WCI Communities, Inc.	1,300	32,812
*	Weight Watchers International, Inc.	1,600	83,952
	Wendy’s International, Inc.	2,600	150,540
*	West Marine, Inc.	400	5,148
	Westwood One, Inc.	2,700	30,105
*	Wet Seal, Inc. Class A	2,100	11,151
	Weyco Group, Inc.	700	13,503
	Whirlpool Corp.	1,500	134,685
	Wiley (John) & Sons, Inc. Class A	1,000	37,650

34

	Wiley (John) & Sons, Inc. Class B	300	11,400
* #	Williams-Sonoma, Inc.	1,600	64,784
*	Wilsons The Leather Experts, Inc.	900	3,015
*	Winmark Corp.	200	4,510
#	Winnebago Industries, Inc.	1,100	35,332
*	WMS Industries, Inc.	1,000	29,050
	Wolverine World Wide, Inc.	2,000	44,120
	World Wrestling Federation Entertainment, Inc.	1,000	14,950
* #	Wynn Resorts, Ltd.	1,900	126,255
	Xerium Technologies, Inc.	200	1,850
*	XM Satellite Radio Holdings, Inc.	2,000	44,180
	Yankee Candle Co., Inc.	700	20,328
*	Young Broadcasting, Inc. Class A	600	1,818
	Yum! Brands, Inc.	2,900	138,330
*	Zale Corp.	1,400	36,470
*	Zapata Corp.	600	3,636
Total Consumer Discretionary			32,925,136

Industrials — (11.4%)
*	3-D Systems Corp.	300	5,700
	3M Co.	7,600	559,284
*	AAON, Inc.	700	15,309
*	AAR Corp.	800	20,248
	ABM Industries, Inc.	2,200	40,590
	Abrams Industries, Inc.	110	458
*	ABX Air, Inc.	2,100	16,842
	Aceto Corp.	900	6,669
*	Active Power, Inc.	2,500	11,650
#	Actuant Corp.	1,200	66,120
	Acuity Brands, Inc.	2,000	78,980
	Adesa, Inc.	4,000	100,000
	Administaff, Inc.	800	37,960
*	Aerosonic Corp.	100	705
*	AGCO Corp.	2,600	50,830
*	AirNet Systems, Inc.	200	684
*	Airtran Holdings, Inc.	4,100	72,898
	Alamo Group, Inc.	700	16,702
*	Alaska Air Group, Inc.	1,300	41,665
	Albany International Corp. Class A	1,400	52,038
	Alexander & Baldwin, Inc.	2,500	121,825
* #	Alliant Techsystems, Inc.	1,300	99,346
*	Allied Defense Group, Inc.	500	11,450
*	Allied Waste Industries, Inc.	14,700	157,437
	Ambassadors International, Inc.	800	14,144
*	Amerco, Inc.	1,200	106,608
	American Ecology Corp.	900	17,118
	American Power Conversion Corp.	3,200	65,376
*	American Reprographics Co.	100	2,870
*	American Science & Engineering, Inc.	300	22,827
#	American Standard Companies, Inc.	2,400	94,992
* #	American Superconductor Corp.	1,400	14,112
	American Woodmark Corp.	400	13,600
	Ameron International Corp.	300	17,820
	Ametek, Inc.	2,500	107,100
	Ampco-Pittsburgh Corp.	700	14,217

35

*	AMR Corp.	4,400	110,440
	Amrep Corp.	500	15,580
	Apogee Enterprises, Inc.	1,700	29,393
	Applied Industrial Technologies, Inc.	1,400	59,892
	Applied Signal Technologies, Inc.	600	14,064
	ARAMARK Corp.	1,700	48,382
*	Argon ST, Inc.	700	20,797
	Arkansas Best Corp.	1,500	62,340
*	Armor Holdings, Inc.	1,700	99,841
*	Astec Industries, Inc.	1,000	35,920
*	Astronics Corp.	400	5,314
*	ASV, Inc.	700	22,526
*	Avalon Holding Corp. Class A	100	470
	Avery Dennison Corp.	1,600	96,000
*	Aviall, Inc.	1,600	61,040
*	Axsys Technologies, Inc.	400	6,620
*	AZZ, Inc.	400	9,116
	Badger Meter, Inc.	300	16,032
*	Baker (Michael) Corp.	500	13,825
	Baldor Electric Co.	1,500	48,375
	Banta Corp.	1,500	73,065
	Barnes Group, Inc.	1,100	42,218
*	BE Aerospace, Inc.	2,000	47,980
	Boeing Co.	7,700	559,713
	Bowne & Co., Inc.	900	13,401
	Brady Co. Class A	2,000	73,960
#	Briggs & Stratton Corp.	2,200	78,056
*	BTU International, Inc.	300	4,383
	C&D Technologies, Inc.	1,400	11,956
	C. H. Robinson Worldwide, Inc.	3,300	147,906
* #	Capstone Turbine Corp.	2,100	6,636
	Carlisle Companies, Inc.	1,400	110,040
	Cascade Corp.	800	41,488
*	Casella Waste Systems, Inc. Class A	1,500	21,225
	Caterpillar, Inc.	6,900	504,252
*	CBIZ, Inc.	4,600	33,396
*	CD&L, Inc.	800	2,264
	CDI Corp.	900	22,041
*	Celadon Group, Inc.	800	19,280
	Cendant Corp.	10,700	177,834
	Central Parking Corp.	500	8,150
*	Cenveo, Inc.	1,500	21,135
*	Ceradyne, Inc.	800	48,704
	Champion Industries, Inc.	600	3,723
*	Channell Commercial Corp.	200	1,030
	Chase Corp.	100	1,485
*	ChoicePoint, Inc.	1,300	57,720
	Cintas Corp.	3,400	139,706
	CIRCOR International, Inc.	300	8,280
	Clarcor, Inc.	1,700	57,545
*	Clean Harbors, Inc.	500	16,490
	CNF, Inc.	1,800	90,324
*	Coinstar, Inc.	1,200	30,960
*	Columbus McKinnon Corp.	900	24,210
	Comfort Systems USA, Inc.	1,000	10,990

36

*	Commercial Vehicle Group, Inc.	900	16,470
	CompX International, Inc.	300	5,112
*	COMSYS IT Partners, Inc.	300	3,501
*	Consolidated Graphics, Inc.	900	45,963
*	Continental Airlines, Inc.	2,400	55,920
*	Copart, Inc.	3,100	80,104
*	Cornell Companies, Inc.	400	5,404
	Corporate Executive Board Co.	700	70,000
*	Corrections Corporation of America	1,900	81,719
*	CoStar Group, Inc.	900	46,449
*	CPI Aerostructures, Inc.	300	2,940
*	CRA International, Inc.	400	18,700
	Crane Co.	2,700	103,923
*	Cross (A.T.) Co. Class A	100	455
	CSX Corp.	6,700	371,046
	Cubic Corp.	1,600	34,592
	Cummins, Inc.	1,900	205,732
	Curtiss-Wright Corp.	1,300	80,392
#	Danaher Corp.	3,200	193,856
	Deere & Co.	3,300	251,691
	Deluxe Corp.	1,000	24,770
*	DiamondCluster International, Inc.	900	8,793
*	Distributed Energy Systems Corp.	1,300	12,129
* #	Document Securities Systems, Inc.	300	3,828
*	Dollar Thrifty Automotive Group, Inc.	1,500	60,570
	Donaldson Co., Inc.	2,400	83,184
	Donnelley (R.R.) & Sons Co.	7,200	242,352
#	Dover Corp.	5,600	268,464
	DRS Technologies, Inc.	1,805	95,250
*	Ducommun, Inc.	700	15,484
*	Duratek, Inc.	100	2,192
*	Dynamex, Inc.	500	10,160
	Eastern Co.	100	2,160
	Eaton Corp.	3,000	209,010
	Ecology & Environment, Inc. Class A	200	2,078
	EDO Corp.	600	17,478
*	EGL, Inc.	1,800	72,810
*	Electro Rent Corp.	1,600	23,840
	ElkCorp	900	32,490
*	EMCOR Group, Inc.	1,600	69,744
	Emerson Electric Co.	4,400	359,964
*	Encore Wire Corp.	1,100	34,309
* #	Energy Conversion Devices, Inc.	800	37,480
*	EnerSys	2,100	28,518
*	ENGlobal Corp.	800	8,080
	Ennis, Inc.	1,200	23,664
*	EnPro Industries, Inc.	1,300	42,601
*	Environmental Tectonics Corp.	100	512
	Equifax, Inc.	2,500	91,600
*	ESCO Technologies, Inc.	800	40,624
	Espey Manufacturing & Electronics Corp.	200	3,396
*	Essex Corp.	600	13,500
*	Esterline Technologies Corp.	1,100	45,804
*	Evergreen Solar, Inc.	1,700	26,503
	Expeditors International of Washington, Inc.	2,000	155,580

37

*	Exponent, Inc.	547	17,395
*	ExpressJet Holdings, Inc.	2,400	18,048
*	EXX, Inc. Class A	200	420
	Fastenal Co.	2,100	92,211
	Federal Signal Corp.	2,300	41,193
	FedEx Corp.	2,700	289,548
*	Fiberstars, Inc.	400	3,520
*	First Advantage Corp.	500	11,910
*	First Consulting Group, Inc.	1,400	8,750
*	Flanders Corp.	1,200	13,140
	Florida East Coast Industries, Inc.	2,000	101,680
*	Flow International Corp.	200	2,614
*	Flowserve Corp.	2,500	128,500
	Fluor Corp.	1,300	112,190
	Forward Air Corp.	900	31,932
*	Foster (L.B.) Co. Class A	700	10,556
	Franklin Electric Co., Inc.	1,100	49,335
*	Frontier Airlines, Inc.	800	5,760
*	Frozen Food Express Industries, Inc.	1,200	13,992
*	FTI Consulting, Inc.	2,400	67,056
* #	FuelCell Energy, Inc.	2,200	24,486
	G & K Services, Inc. Class A	900	35,190
*	Gardner Denver Machinery, Inc.	1,600	98,176
	GATX Corp.	2,300	91,310
*	Gehl Co.	500	16,545
#	Gencorp, Inc.	1,600	30,800
*	General Cable Corp.	1,900	51,300
	General Dynamics Corp.	1,900	234,213
	General Electric Co.	112,100	3,684,727
*	Genesee & Wyoming, Inc.	1,100	50,325
*	Genlyte Group, Inc.	900	55,692
*	Global Power Equipment Group, Inc.	600	3,036
	Goodrich (B.F.) Co.	2,200	92,048
	Gorman-Rupp Co.	800	18,216
*	GP Strategies Corp.	700	5,040
	Graco, Inc.	1,300	54,171
*	Graftech International, Ltd.	1,900	9,690
	Graham Corp.	200	3,650
	Granite Construction, Inc.	1,900	88,065
	Greenbrier Companies, Inc.	700	26,446
*	Griffon Corp.	1,500	35,280
	Hardinge, Inc.	600	9,978
	Harland (John H.) Co.	1,300	47,047
	Harsco Corp.	1,900	151,582
*	Hawk Corp.	500	7,650
	Healthcare Services Group, Inc.	1,300	23,998
	Heartland Express, Inc.	3,300	76,329
	Heico Corp.	1,200	35,304
	Heico Corp. Class A	700	18,207
*	Heidrick & Struggles International, Inc.	800	29,600
*	Henry Bros. Electronics, Inc.	100	600
*	Herley Industries, Inc.	400	7,524
	Herman Miller, Inc.	1,300	39,247
* #	Hexcel Corp.	3,100	66,712
*	Hi-Shear Technology Corp.	100	354

38

	Honeywell International, Inc.	8,200	335,790
*	Hub Group, Inc. Class A	900	37,530
	Hubbell, Inc.	1,800	83,646
	Hubbell, Inc. Class A	500	21,250
*	Hudson Highland Group, Inc.	700	11,613
	Hughes Supply, Inc.	2,300	106,375
	Hunt (J.B.) Transport Services, Inc.	5,200	123,032
*	Hurco Companies, Inc.	300	8,640
*	Huttig Building Products, Inc.	800	6,936
*	ICT Group, Inc.	600	14,244
	IDEX Corp.	1,700	80,325
*	II-VI, Inc.	1,000	18,190
	IKON Office Solutions, Inc.	1,900	24,985
	Illinois Tool Works, Inc.	3,100	266,104
*	Industrial Distribution Group, Inc.	300	2,304
*	Infrasource Services, Inc.	2,400	42,888
*	Innotrac Corp.	200	744
*	Innovative Solutions & Support, Inc.	100	1,411
*	Insituform Technologies, Inc. Class A	1,600	43,056
*	Integrated Electrical Services, Inc.	400	386
*	Interline Brands, Inc.	100	2,325
	International Aluminum Corp.	300	11,850
*	International Shipholding Corp.	300	4,677
	Interpool, Inc.	1,000	19,620
*	Intersections, Inc.	500	4,555
* #	Ionatron, Inc.	2,000	22,920
	ITT Industries, Inc.	2,800	147,000
* #	Jacobs Engineering Group, Inc.	900	77,166
*	Jacuzzi Brands, Inc.	1,100	10,758
*	JetBlue Airways Corp.	3,800	43,320
	JLG Industries, Inc.	1,400	82,586
#	Joy Global, Inc.	2,400	123,744
*	Kadant, Inc.	400	7,556
	Kaman Corp. Class A	400	9,084
*	Kansas City Southern	3,300	76,461
	Kaydon Corp.	1,300	46,800
	Kelly Services, Inc. Class A	1,500	40,485
	Kelly Services, Inc. Class B	100	2,847
	Kennametal, Inc.	2,200	128,656
*	Key Technology, Inc.	302	3,440
*	Kforce, Inc.	1,609	19,485
*	Kirby Corp.	1,600	98,080
	Knight Transportation, Inc.	2,850	56,402
	Knoll, Inc.	100	1,991
*	Korn/Ferry International	1,900	39,995
*	K-Tron International, Inc.	200	7,980
*	KVH Industries, Inc.	1,000	10,500
	L-3 Communications Holdings, Inc.	4,000	332,440
*	LaBarge, Inc.	400	6,696
*	Labor Ready, Inc.	1,900	46,683
*	Ladish Co., Inc.	800	17,592
	Laidlaw International, Inc.	4,500	124,200
	Landstar Systems, Inc.	1,600	74,544
	Lawson Products, Inc.	600	21,234
*	Layne Christensen Co.	1,000	27,890

39

*	Learning Tree International, Inc.	300	3,513
*	LECG Corp.	683	11,044
	Lennox International, Inc.	3,200	102,880
	Lincoln Electric Holdings, Inc.	1,900	87,704
	Lindsay Manufacturer Co.	600	14,700
*	LMI Aerospace, Inc.	500	7,328
	Lockheed Martin Corp.	3,200	233,184
	LSI Industries, Inc.	1,200	18,648
*	Lydall, Inc.	200	1,774
*	M&F Worldwide Corp.	300	4,950
*	Mac-Gray Corp.	900	10,800
	Macquarie Infrastucture Co. Trust	100	3,460
*	Magnetek, Inc.	1,100	4,400
*	MAIR Holdings, Inc.	300	1,533
	Manpower, Inc.	2,800	150,192
*	Marten Transport, Ltd.	1,300	30,407
	Masco Corp.	4,000	124,760
	McGrath Rentcorp.	1,100	30,272
*	Media Sciences International, Inc.	700	2,338
*	Medialink Worldwide, Inc.	500	2,245
* #	Medis Technologies, Ltd.	800	15,200
*	Merrimac Industries, Inc.	100	908
*	Mesa Air Group, Inc.	2,200	25,124
	Met-Pro Corp.	633	8,596
* #	Microvision, Inc.	700	2,422
*	Middleby Corp.	300	28,410
*	Midwest Air Group, Inc.	800	4,288
*	Miller Industries, Inc.	600	15,300
	Mine Safety Appliances Co.	800	31,880
*	Misonix, Inc.	500	2,940
*	Mobile Mini, Inc.	1,000	54,480
*	Monster Worldwide, Inc.	2,300	112,608
*	Moog, Inc. Class A	1,600	53,696
*	Moog, Inc. Class B	100	3,354
*	MPW Industrial Services Group, Inc.	100	197
	MSC Industrial Direct Co., Inc. Class A	1,300	61,581
*	MTC Technologies, Inc.	400	11,036
	Mueller Industries, Inc.	1,800	59,418
	Multi-Color Corp.	300	8,334
	NACCO Industries, Inc. Class A	500	69,400
*	Nashua Corp.	300	2,043
*	National Technical Systems, Inc.	500	2,580
*	Navigant Consulting, Inc.	1,600	31,184
*	Navistar International Corp.	1,600	46,960
*	NCI Building Systems, Inc.	1,200	69,216
*	NCO Group, Inc.	1,000	22,470
	Nordson Corp.	1,500	74,880
	Norfolk Southern Corp.	6,100	312,198
*	North America Galvanizing & Coatings, Inc.	100	235
	Northrop Grumman Corp.	5,300	339,730
*	NuCo2, Inc.	600	17,970
*	Odyssey Marine Exploration, Inc.	1,000	3,750
*	Old Dominion Freight Line, Inc.	1,750	46,130
*	On Assignment, Inc.	1,200	13,308
*	Orbital Sciences Corp.	2,600	39,598

40

	Oshkosh Truck Corp. Class B	2,600	147,498
	Outlook Group Corp.	200	2,120
*	P.A.M. Transportation Services, Inc.	800	16,824
	Paccar, Inc.	2,900	202,623
	Pall Corp.	4,200	123,564
*	Paragon Technologies, Inc.	100	1,018
	Parker Hannifin Corp.	3,300	257,961
*	Park-Ohio Holdings Corp.	500	10,360
*	Patrick Industries, Inc.	200	2,197
*	Patriot Transportation Holding, Inc.	200	13,552
*	Peerless Manufacturing Co.	200	3,500
	Pentair, Inc.	2,900	116,435
*	Perini Corp.	1,200	36,468
*	PHH Corp.	2,600	74,334
*	Pico Holdings, Inc.	900	30,393
*	Pinnacle Airlines Corp.	500	3,775
	Pitney Bowes, Inc.	3,900	166,686
*	Plug Power, Inc.	1,900	9,671
*	Powell Industries, Inc.	600	13,530
*	Power-One, Inc.	3,900	22,113
	Precision Castparts Corp.	1,900	100,776
	Preformed Line Products Co.	300	12,315
	Providence & Worcester Railroad Co.	300	4,878
#	PW Eagle, Inc.	300	6,627
*	Quality Distribution, Inc.	600	6,576
*	Quanta Services, Inc.	5,600	76,664
	Quixote Corp.	500	11,225
*	RailAmerica, Inc.	1,000	9,900
	Raven Industries, Inc.	500	17,640
	Raytheon Co.	6,700	290,780
*	RCM Technologies, Inc.	750	4,560
	Regal-Beloit Corp.	1,900	76,456
*	RemedyTemp, Inc.	50	525
*	Republic Airways Holdings, Inc.	2,000	28,040
	Republic Services, Inc.	2,800	108,836
*	Resources Connection, Inc.	1,600	44,032
	Robbins & Myers, Inc.	400	8,392
	Robert Half International, Inc.	2,500	89,800
	Rockwell Automation, Inc.	2,400	163,608
	Rockwell Collins, Inc.	1,600	85,040
	Rollins, Inc.	1,400	27,118
	Roper Industries, Inc.	2,900	130,703
*	Rush Enterprises, Inc. Class A	1,100	20,350
*	Rush Enterprises, Inc. Class B	400	6,908
	Ryder System, Inc.	2,800	124,152
	Schawk, Inc.	1,100	27,335
*	SCS Transportation, Inc.	200	5,406
*	Security Capital Corp.	300	5,100
*	Sequa Corp. Class A	500	42,455
*	Sequa Corp. Class B	300	25,497
*	Shaw Group, Inc.	4,700	156,745
*	SIFCO Industries, Inc.	100	423
	Simpson Manufacturing Co., Inc.	1,600	62,544
*	Sirva, Inc.	800	6,400
*	Sitel Corp.	3,300	11,946

41

	Skywest, Inc.	2,800	81,116
*	SL Industries, Inc.	300	4,530
	Smith (A.O.) Corp.	1,300	60,190
*	SOURCECORP, Inc.	700	17,920
	Southwest Airlines Co.	11,800	197,886
	Sparton Corp.	420	3,616
*	Spherion Corp.	1,700	16,966
*	Spherix, Inc.	800	2,000
* #	Spire Corp.	300	3,000
	SPX Corp.	3,000	147,750
*	Standard Parking Corp.	228	4,877
	Standard Register Co.	1,500	24,630
	Standex International Corp.	800	25,496
	Starrett (L.S.) Co. Class A	250	3,625
	Steelcase, Inc. Class A	3,000	51,000
*	Stericycle, Inc.	2,000	120,900
*	Sterling Construction Co., Inc.	300	5,526
	Stewart & Stevenson Services, Inc.	900	31,005
	Sun Hydraulics, Inc.	300	6,822
	Supreme Industries, Inc.	500	3,740
*	Swift Transportation Co., Inc.	2,800	66,752
	Sypris Solutions, Inc.	500	5,185
*	SYS	700	2,730
*	Team, Inc.	500	14,800
	Technology Research Corp.	300	2,343
	Tecumseh Products Co. Class A	300	6,783
*	Teledyne Technologies, Inc.	1,100	36,443
	Teleflex, Inc.	1,800	116,370
*	TeleTech Holdings, Inc.	3,400	41,990
	Tennant Co.	600	28,020
*	Terex Corp.	1,700	134,555
*	Tetra Tech, Inc.	1,800	32,058
	Textron, Inc.	2,700	237,897
*	The Advisory Board Co.	500	26,985
#	The Brink’s Co.	2,600	127,322
*	The Dun & Bradstreet Corp.	1,300	94,562
*	The Geo Group, Inc.	400	9,040
*	The Lamson & Sessions Co.	700	16,527
	The Manitowoc Co., Inc.	1,400	107,898
*	Thomas & Betts Corp.	2,700	132,840
	Timken Co.	4,200	120,456
	Todd Shipyards Corp.	300	7,980
	Toro Co.	1,100	50,743
*	TRC Companies, Inc.	800	8,856
	Tredegar Industries, Inc.	1,200	19,800
	Trinity Industries, Inc.	2,800	148,400
*	Triumph Group, Inc.	400	16,740
*	Tufco Technologies, Inc.	110	704
* #	TurboChef Technologies, Inc.	600	7,980
	Twin Disc, Inc.	200	10,492
*	U.S. Home Systems, Inc.	500	3,845
*	U.S. Xpress Enterprises, Inc. Class A	900	15,354
	UAP Holding Corp.	1,500	32,640
*	Ultralife Batteries, Inc.	600	7,470
	Union Pacific Corp.	4,000	354,200

42

	United Industrial Corp.	300	15,498
	United Parcel Service, Inc.	6,700	500,557
*	United Rentals, Inc.	4,600	149,960
*	United Stationers, Inc.	1,500	74,250
	United Technologies Corp.	10,800	631,800
	Universal Forest Products, Inc.	900	55,647
*	Universal Security Instruments, Inc.	200	4,616
*	UQM Technologies, Inc.	1,000	4,040
*	URS Corp.	2,300	100,257
*	US Airways Group, Inc.	165	5,460
*	USA Truck, Inc.	800	23,544
	Valley National Gases, Inc.	700	15,155
	Valmont Industries, Inc.	1,500	54,555
*	Versar, Inc.	100	380
	Viad Corp.	1,400	44,814
	Vicor Corp.	1,400	27,846
*	Volt Information Sciences, Inc.	300	7,179
	VSE Corp.	100	4,030
	W.W. Grainger, Inc.	1,800	133,272
	Wabash National Corp.	1,300	25,961
	Wabtec Corp.	2,200	72,666
	Walter Industries, Inc.	1,100	72,413
	Washington Group International, Inc.	1,300	75,881
*	Waste Connections, Inc.	1,400	51,296
	Waste Industries USA, Inc.	900	13,950
	Waste Management, Inc.	8,200	272,732
*	Water Pik Technologies, Inc.	400	11,020
	Watsco, Inc. Class A	1,100	76,582
	Watsco, Inc. Class B	200	14,140
	Watson Wyatt & Co. Holdings	1,300	39,728
	Watts Water Technologies, Inc.	800	28,624
	Werner Enterprises, Inc.	3,800	73,834
* #	WESCO International, Inc.	1,500	85,980
*	West Corp.	2,300	100,119
*	Westaff, Inc.	600	2,646
*	Willis Lease Finance Corp.	100	951
*	Wolverine Tube, Inc.	400	1,468
	Woodward Governor Co.	1,800	57,870
*	World Air Holdings, Inc.	300	2,601
*	Xanser Corp.	1,500	6,555
* #	YRC Worldwide, Inc.	2,600	124,384
Total Industrials			29,845,422

Health Care — (11.3%)
*	Abaxis, Inc.	500	10,995
	Abbott Laboratories	15,400	680,372
* #	Abgenix, Inc.	900	20,016
*	Abiomed, Inc.	800	8,320
*	Acadia Pharmaceuticals, Inc.	700	10,479
*	Accelrys, Inc.	400	2,480
*	Acusphere, Inc.	1,000	5,830
*	Adolor Corp.	1,300	35,711
*	Advanced Magnetics, Inc.	300	7,500
*	Advanced Medical Optics, Inc.	2,800	124,544
*	ADVENTRX Pharmaceuticals, Inc.	1,200	5,676

43

	Aetna, Inc.	6,000	306,000
*	Affymetrix, Inc.	700	24,857
*	Air Methods Corp.	600	14,226
* #	Akorn, Inc.	1,200	5,580
*	Albany Molecular Research, Inc.	1,500	15,135
* #	Alexion Pharmaceuticals, Inc.	900	33,822
*	Align Technology, Inc.	1,900	15,504
*	Alkermes, Inc.	1,900	48,279
	Allergan, Inc.	1,500	162,390
*	Alliance Imaging, Inc.	300	1,764
*	Allied Healthcare International, Inc.	2,000	9,680
*	Allied Healthcare Products, Inc.	500	2,810
*	Allos Therapeutics, Inc.	3,000	9,660
* #	Allscripts Healthcare Solutions, Inc.	1,200	22,500
*	Alnylam Pharmaceuticals, Inc.	900	14,472
	Alpharma, Inc. Class A	1,800	54,450
* #	Amedisys, Inc.	500	16,090
*	American Dental Partners, Inc.	650	8,470
*	American Medical Systems Holdings, Inc.	1,700	36,839
* #	American Pharmaceutical Partners, Inc.	600	18,144
*	American Retirement Corp.	1,000	26,920
	American Shared Hospital Services	300	2,010
*	AMERIGROUP Corp.	600	12,834
	AmerisourceBergen Corp.	7,000	321,930
*	Amgen, Inc.	13,100	988,919
*	AMICAS, Inc.	2,600	12,766
*	AMN Healthcare Services, Inc.	1,300	26,962
*	Amsurg Corp.	900	19,719
* #	Amylin Pharmaceuticals, Inc.	2,100	91,098
	Analogic Corp.	900	48,555
*	Andrx Corp.	2,900	56,840
*	Anika Therapeutics, Inc.	300	4,116
* #	Antigenics, Inc.	600	3,666
	Applera Corp. - Applied Biosystems Group	3,700	104,599
*	Applera Corp. - Celera Genomics Group	3,400	39,066
*	Apria Healthcare Group, Inc.	800	18,392
*	Aradigm Corp.	500	1,790
*	Arena Pharmaceuticals, Inc.	1,300	23,023
*	Ariad Pharmaceuticals, Inc.	2,200	14,762
*	Arqule, Inc.	1,773	9,539
*	Array BioPharma, Inc.	1,800	16,290
	Arrow International, Inc.	1,200	37,128
*	Arthrocare Corp.	800	36,136
*	Aspect Medical Systems, Inc.	500	13,395
* #	AtheroGenics, Inc.	1,300	20,956
*	ATS Medical, Inc.	1,200	3,300
*	AVANIR Pharmaceuticals Class A	500	8,570
*	Avant Immunotherapeutics, Inc.	900	1,773
*	AVI BioPharma, Inc.	1,600	12,240
*	Avigen, Inc.	1,500	8,550
	Bard (C.R.), Inc.	2,000	130,980
*	Barr Laboratories, Inc.	2,100	141,078
*	Barrier Therapeutics, Inc.	500	5,055
	Bausch & Lomb, Inc.	1,700	117,657
	Baxter International, Inc.	6,600	249,810

44

	Beckman Coulter, Inc.	2,000	107,900
	Becton Dickinson & Co.	3,400	217,090
*	Bentley Pharmaceuticals, Inc.	1,000	17,820
*	Bioanalytical Systems, Inc.	100	630
* #	BioCryst Pharmaceuticals, Inc.	800	15,912
*	Bioenvision, Inc.	900	7,578
*	Biogen Idec, Inc.	5,100	240,975
*	Bio-Imaging Technologies, Inc.	500	2,070
*	BioMarin Pharmaceutical, Inc.	2,500	32,700
	Biomet, Inc.	3,300	120,120
*	Bio-Rad Laboratories, Inc. Class A	1,000	57,310
*	Bio-Rad Laboratories, Inc. Class B	100	5,860
*	Bio-Reference Laboratories, Inc.	700	12,047
*	BioSante Pharmaceuticals, Inc.	600	2,460
*	BioScrip, Inc.	2,500	17,925
*	Biosite, Inc.	600	32,448
*	BioSphere Medical, Inc.	400	3,040
*	Bioveris Corp.	924	3,982
*	Boston Scientific Corp.	7,300	178,266
*	Bovie Medical Corp.	900	2,700
* #	Bradley Pharmaceuticals, Inc.	700	8,260
	Bristol-Myers Squibb Co.	19,500	450,450
*	Bruker BioSciences Corp.	4,100	18,327
*	Caliper Life Sciences, Inc.	1,600	10,608
	Cambrex Corp.	1,200	22,224
*	Candela Corp.	1,100	21,065
*	Cantel Medical Corp.	700	11,984
*	Capital Senior Living Corp.	600	6,450
*	Caraco Pharmaceutical Laboratories, Ltd.	800	10,064
	Cardinal Health, Inc.	4,600	333,960
*	Cardiotech International, Inc.	1,000	2,890
* #	Caremark Rx, Inc.	4,800	238,800
*	Celgene Corp.	4,600	174,800
* #	Cell Genesys, Inc.	1,800	12,672
* #	Cell Therapeutics, Inc.	800	1,544
*	Centene Corp.	700	19,145
*	Cephalon, Inc.	1,400	111,272
*	Cepheid, Inc.	900	8,244
*	Cerner Corp.	2,700	112,401
*	Cerus Corp.	700	7,581
*	Chad Therapeutics, Inc.	100	338
*	Charles River Laboratories International, Inc.	3,000	145,050
	Chemed Corp.	1,200	66,528
*	Cholestech Corp.	1,000	11,560
	Cigna Corp.	1,800	220,950
	CNS, Inc.	400	8,316
*	Collagenex Pharmaceuticals, Inc.	600	7,950
* #	Columbia Laboratories, Inc.	1,100	4,983
*	Community Health Systems, Inc.	4,000	151,680
	Computer Programs & Systems, Inc.	300	13,788
*	Conceptus, Inc.	800	11,464
*	Conmed Corp.	700	13,552
*	Connetics Corp.	100	1,588
#	Cooper Companies, Inc.	1,500	78,705
*	Corcept Therapeutics, Inc.	700	3,395

45

*	Corgentech, Inc.	200	1,760
*	Cortex Pharmaceuticals, Inc.	2,000	5,600
*	Covance, Inc.	2,100	118,545
*	Coventry Health Care, Inc.	2,500	149,050
* #	Critical Therapeutics, Inc.	1,500	8,160
*	Criticare Systems, Inc.	500	2,500
*	Cross Country Healthcare, Inc.	1,500	27,465
*	CryoLife, Inc.	900	4,005
*	Cubist Pharmaceuticals, Inc.	1,500	33,165
*	CuraGen Corp.	2,500	12,475
*	Curis, Inc.	1,500	3,750
*	Cutera, Inc.	600	16,254
*	CV Therapeutics, Inc.	900	24,219
*	Cyberonics, Inc.	200	5,434
*	Cypress Bioscience, Inc.	300	1,794
*	Cytyc Corp.	3,600	103,788
	Dade Behring Holdings, Inc.	3,000	109,440
	Datascope Corp.	1,000	38,150
*	DaVita, Inc.	1,900	110,941
*	Daxor Corp.	300	6,120
*	Dendreon Corp.	2,500	12,175
*	Dendrite International, Inc.	2,000	26,600
	Dentsply International, Inc.	1,702	96,997
*	DepoMed, Inc.	1,800	11,790
	Diagnostic Products Corp.	1,100	50,765
*	Digene Corp.	700	29,022
*	Dionex Corp.	100	5,487
*	Discovery Laboratories, Inc.	700	5,313
*	Discovery Partners International, Inc.	800	1,920
*	Diversa Corp.	2,400	18,984
*	DJ Orthopedics, Inc.	1,000	34,880
*	DOV Pharmaceutical, Inc.	1,000	19,250
* #	Durect Corp.	1,100	6,259
*	DUSA Pharmaceuticals, Inc.	700	5,075
*	Dyadic International, Inc.	800	2,416
*	Dyax Corp.	800	4,800
*	Dynavax Technologies Corp.	1,200	7,248
*	Eclipsys Corp.	1,400	36,008
*	Edwards Lifesciences Corp.	1,900	78,565
	Eli Lilly & Co.	11,300	628,506
*	Embrex, Inc.	500	5,967
*	Emdeon Corp.	7,800	82,212
*	Emeritus Corp.	800	19,920
*	Emisphere Technologies, Inc.	1,000	6,280
*	Encore Medical Corp.	2,640	15,735
*	Encysive Pharmaceuticals, Inc.	1,300	11,830
*	Endo Pharmaceuticals Holdings, Inc.	2,000	63,040
*	Endologix, Inc.	1,800	8,784
*	Enpath Medical, Inc.	400	3,736
*	Entremed, Inc.	1,200	2,952
*	Enzo Biochem, Inc.	700	9,219
*	Enzon Pharmaceuticals, Inc.	2,100	14,196
*	EPIX Pharmaceuticals, Inc.	200	870
*	eResearch Technology, Inc.	1,400	20,594
*	ev3, Inc.	142	2,366

46

*	Exactech, Inc.	500	6,350
*	Exelixis, Inc.	2,355	25,575
*	Express Scripts, Inc.	2,000	174,540
*	E-Z—EM, Inc.	700	14,329
*	First Horizon Pharmaceutical Corp.	1,200	24,624
* #	Fisher Scientific International, Inc.	4,100	279,456
*	Five Star Quality Care, Inc.	1,000	8,300
*	Forest Laboratories, Inc.	3,500	160,650
*	Gene Logic, Inc.	1,100	4,202
*	Genentech, Inc.	11,100	951,159
*	Genesis HealthCare Corp.	900	35,775
*	Genitope Corp.	1,500	13,665
*	Gen-Probe, Inc.	1,100	54,956
*	Genta, Inc.	2,300	6,417
*	Gentiva Health Services, Inc.	1,100	18,326
*	GenVec, Inc.	900	1,818
*	Genzyme Corp.	2,700	187,218
* #	Geron Corp.	2,200	19,712
*	Gilead Sciences, Inc.	6,400	398,528
*	Greatbatch, Inc.	1,100	24,321
*	Haemonetics Corp.	1,200	62,160
*	Halozyme Therapeutics, Inc.	1,200	3,600
*	Hanger Orthopedic Group, Inc.	700	4,263
*	Harvard Bioscience, Inc.	1,700	8,483
	HCA, Inc.	3,100	148,490
	Health Management Associates, Inc.	5,900	125,611
*	Health Net, Inc.	1,800	86,310
*	HealthExtras, Inc.	1,100	34,056
*	HealthStream, Inc.	150	453
*	HealthTronics, Inc.	500	3,635
*	Healthways, Inc.	1,000	43,550
* #	Hemispherx Biopharma, Inc.	1,700	5,661
	Hillenbrand Indutries, Inc.	2,200	111,848
*	Hi-Tech Pharmacal Co., Inc.	650	16,016
*	HMS Holdings Corp.	1,500	12,900
*	Hollis-Eden Pharmaceuticals, Inc.	700	4,459
*	Hologic, Inc.	1,300	62,179
	Hooper Holmes, Inc.	1,600	4,544
*	Horizon Health Corp.	600	13,842
*	Hospira, Inc.	2,300	91,310
*	Human Genome Sciences, Inc.	3,200	40,064
*	Humana, Inc.	3,300	170,511
*	ICOS Corp.	2,300	55,499
*	ICU Medical, Inc.	600	21,060
*	Idenix Pharmaceuticals, Inc.	100	2,047
*	IDEXX Laboratories, Inc.	900	70,722
*	I-Flow Corp.	800	10,984
*	Illumina, Inc.	1,200	30,516
* #	ImClone Systems, Inc.	1,900	72,941
*	Immunicon Corp.	1,300	4,121
*	ImmunoGen, Inc.	1,500	6,855
*	Immunomedics, Inc.	3,100	8,928
*	Implant Sciences Corp.	600	2,508
*	Incyte Corp.	200	1,176
*	Indevus Pharmaceuticals, Inc.	2,200	13,288

47

* #	Inhibitex, Inc.	100	812
* #	Insmed, Inc.	1,100	2,717
*	Inspire Pharmaceuticals, Inc.	2,300	11,615
*	Integra LifeSciences Holdings	1,300	51,792
*	IntegraMed America, Inc.	200	2,206
*	Intermagnetics General Corp.	1,350	39,717
* #	InterMune, Inc.	1,500	28,590
*	IntraLase Corp.	100	1,853
* #	Introgen Therapeutics, Inc.	500	2,965
* #	Intuitive Surgical, Inc.	1,000	90,200
	Invacare Corp.	700	21,917
*	Inverness Medical Innovations, Inc.	1,100	29,139
*	Invitrogen Corp.	1,800	127,674
*	Iridex Corp.	400	3,300
*	IRIS International, Inc.	500	11,365
*	Isis Pharmaceuticals, Inc.	1,997	16,056
*	Ista Pharmaceuticals, Inc.	500	3,060
* #	I-Trax, Inc.	1,200	4,032
*	IVAX Diagnostics, Inc.	300	996
	Johnson & Johnson	22,000	1,268,300
*	Kendle International, Inc.	700	22,225
*	Kensey Nash Corp.	300	7,344
*	Keryx Biopharmaceuticals, Inc.	1,100	18,766
*	Kindred Healthcare, Inc.	800	17,296
*	Kinetic Concepts, Inc.	700	25,970
*	Kos Pharmaceuticals, Inc.	1,700	74,579
*	Kosan Biosciences, Inc.	1,226	6,020
*	K-V Pharmaceutical Co. Class A	1,700	39,049
*	K-V Pharmaceutical Co. Class B	400	9,156
*	Kyphon, Inc.	900	32,139
* #	La Jolla Pharmaceutical Co.	600	3,240
*	Laboratory Corp. of America Holdings	2,800	162,708
*	Lannet Co., Inc.	1,200	9,360
* #	Laserscope, Inc.	100	2,187
	LCA-Vision, Inc.	700	30,520
*	Lexicon Genetics, Inc.	400	1,640
*	Lifecell Corp.	600	13,236
*	Lifecore Biomedical, Inc.	900	11,772
*	Lifeline Systems, Inc.	500	23,840
* #	LifePoint Hospitals, Inc.	1,600	49,696
*	Lincare Holdings, Inc.	2,000	81,800
*	Lipid Sciences, Inc.	200	528
*	Luminex Corp.	900	12,600
*	Magellan Health Services, Inc.	1,700	64,923
* #	Mannkind Corp.	2,300	39,767
	Manor Care, Inc.	2,800	115,780
*	Matria Healthcare, Inc.	1,000	43,270
*	Matrixx Initiatives, Inc.	500	12,870
*	Maxygen, Inc.	1,500	11,670
	McKesson Corp.	3,200	173,216
*	Medarex, Inc.	2,300	33,948
*	MedCath Corp.	200	4,584
*	Medco Health Solutions, Inc.	4,500	250,740
*	Medical Action Industries, Inc.	500	11,840
*	Medical Staffing Network Holdings, Inc.	2,000	10,280

48

	Medicis Pharmaceutical Corp. Class A	2,000	56,880
* #	Medimmune, Inc.	3,500	127,715
*	MEDTOX Scientific, Inc.	700	5,845
	Medtronic, Inc.	12,800	690,560
*	Memory Pharmaceuticals Corp.	900	2,169
*	Memry Corp.	400	880
	Mentor Corp.	1,000	43,040
	Merck & Co., Inc.	21,800	759,948
*	Merge Technologies, Inc.	1,400	27,062
	Meridian Bioscience, Inc.	800	17,832
*	Merit Medical Systems, Inc.	700	9,975
*	Metabasis Therapeutics, Inc.	800	7,400
*	Metropolitan Health Networks, Inc.	1,100	2,365
*	MGI Pharma, Inc.	800	14,104
* #	MicroIslet, Inc.	1,200	2,304
*	Microtek Medical Holdings, Inc.	1,900	6,688
*	Millennium Pharmaceuticals, Inc.	13,900	145,672
*	Millipore Corp.	2,300	159,459
*	Molecular Devices Corp.	1,000	31,830
*	Molina Healthcare, Inc.	1,300	36,933
*	Momenta Pharmaceuticals, Inc.	1,000	23,840
*	Monogram Biosciences, Inc.	2,278	4,533
*	MTS Medication Technologies	300	1,977
*	Myogen, Inc.	1,200	45,480
*	Myriad Genetics, Inc.	1,100	28,248
*	Nabi Biopharmaceuticals	1,800	7,398
*	Nanogen, Inc.	500	1,260
*	Nastech Pharmaceutical Co., Inc.	600	12,588
*	National Dentex Corp.	364	7,280
	National Healthcare Corp.	500	20,275
	National Home Health Care Corp.	100	1,122
*	National Medical Health Card Systems, Inc.	200	6,050
	National Research Corp.	300	6,420
*	Natus Medical, Inc.	600	11,976
* #	Nektar Therapeutics	2,800	58,548
*	Neogen Corp.	500	11,350
*	Neopharm, Inc.	500	5,060
*	Neurocrine Biosciences, Inc.	1,000	65,610
*	Neurogen Corp.	1,600	10,784
*	Neurometric, Inc.	400	14,368
*	New Brunswick Scientific Co., Inc.	600	4,356
*	New River Pharmaceuticals, Inc.	1,000	30,580
* #	NitroMed, Inc.	300	3,525
*	NMT Medical, Inc.	300	7,140
* #	Northfield Laboratories, Inc.	1,000	10,470
*	NovaMed, Inc.	1,200	8,880
* #	Novavax, Inc.	1,000	5,800
*	Noven Pharmaceuticals, Inc.	700	10,549
*	NPS Pharmaceuticals, Inc.	2,100	32,214
*	Nutraceutical International Corp.	500	7,185
*	NuVasive, Inc.	900	16,641
*	Nuvelo, Inc.	1,400	23,996
	NWH, Inc.	200	2,490
* #	Occulogix, Inc.	200	728
*	Odyssey Healthcare, Inc.	1,200	22,584

49

	Omnicare, Inc.	3,000	182,550
*	Omnicell, Inc.	800	9,248
*	Onyx Pharmaceuticals, Inc.	1,200	34,200
	Option Care, Inc.	1,100	15,422
*	OraSure Technologies, Inc.	1,300	12,376
*	Orchid Cellmark, Inc.	500	3,345
*	Orthologic Corp.	2,500	14,475
*	Oscient Pharmaceutical Corp.	2,200	4,444
	Owens & Minor, Inc.	1,800	57,402
*	Oxigene, Inc.	1,200	4,668
* #	Pain Therapeutics, Inc.	1,400	15,106
* #	PainCare Holdings, Inc.	1,900	5,814
*	Palatin Technologies, Inc.	2,000	6,000
*	Palomar Medical Technologies, Inc.	500	15,975
*	Panacos Pharmaceuticals, Inc.	1,400	10,192
*	Par Pharmaceutical Companies, Inc.	2,100	62,454
*	Parexel International Corp.	1,200	30,744
* #	Patterson Companies, Inc.	1,000	36,040
*	PDI, Inc.	1,000	9,710
*	PDL BioPharma, Inc.	2,400	75,144
*	Pediatric Services of America, Inc.	300	3,819
*	Pediatrix Medical Group, Inc.	1,100	103,818
*	Penwest Pharmaceuticals Co.	600	13,950
	PerkinElmer, Inc.	5,900	140,361
	Perrigo Co.	4,100	65,149
*	Per-Se Technologies, Inc.	1,200	30,312
	Pfizer, Inc.	104,700	2,742,093
	Pharmaceutical Products Development Service, Inc.	1,100	76,549
*	Pharmacopia Drug Discovery, Inc.	700	3,381
*	Pharmacyclics, Inc.	500	2,375
*	Pharmion Corp.	900	14,868
*	PhotoMedex, Inc.	600	1,338
	PolyMedica Corp.	1,100	44,484
*	Possis Medical, Inc.	700	6,545
*	Pozen, Inc.	800	13,904
*	PRA International	100	2,635
*	PRAECIS Pharmaceuticals, Inc.	500	2,980
*	Progenics Pharmaceuticals, Inc.	1,100	32,450
*	Providence Service Corp.	500	15,415
*	PSS World Medical, Inc.	3,000	51,840
	Psychemedics Corp.	200	3,590
*	Psychiatric Solutions, Inc.	2,400	79,272
	Quest Diagnostics, Inc.	3,100	163,897
*	Quidel Corp.	1,550	17,422
*	Quigley Corp.	400	4,700
*	Radiation Therapy Services, Inc.	700	19,873
*	Radiologix, Inc.	700	1,323
*	Regeneration Technologies, Inc.	1,700	12,495
*	Regeneron Pharmaceuticals, Inc.	1,100	18,007
*	RegeneRx Biopharmaceuticals, Inc.	1,000	3,150
*	RehabCare Group, Inc.	300	6,054
* #	Renovis, Inc.	1,300	28,158
*	Repligen Corp.	1,500	6,675
*	Res-Care, Inc.	1,656	30,288
*	ResMed, Inc.	2,000	81,180

50

*	Respironics, Inc.	2,400	87,264
*	Retractable Technologies, Inc.	900	3,582
*	Rigel Pharmaceuticals, Inc.	1,100	10,450
*	Rita Medical Systems, Inc.	2,800	10,472
*	Rochester Medical Corp.	200	2,248
*	Sangamo BioSciences, Inc.	700	4,452
*	Santarus, Inc.	2,100	15,729
*	Schein (Henry), Inc.	1,900	88,635
	Schering-Plough Corp.	15,700	290,450
*	SciClone Pharmaceuticals, Inc.	2,700	6,345
* #	SCOLR Pharma, Inc.	1,100	7,744
*	Seattle Genetics, Inc.	1,500	7,920
*	Sepracor, Inc.	1,600	91,696
*	SeraCare Life Sciences, Inc.	700	7,847
*	Serologicals Corp.	1,400	33,866
* #	SFBC International, Inc.	400	9,440
*	Sierra Health Services, Inc.	1,600	66,704
*	Sirna Therapeutics, Inc.	1,700	10,455
*	Sonic Innovations, Inc.	800	3,456
*	SonoSite, Inc.	800	32,288
*	Sonus Pharmaceuticals, Inc.	100	576
	Span-American Medical System, Inc.	100	1,349
*	Spectranetics Corp.	800	9,168
*	Spectrum Pharmaceuticals, Inc.	500	2,675
*	SRI/Surgical Express, Inc.	400	2,448
*	St. Jude Medical, Inc.	3,800	173,280
*	Staar Surgical Co.	1,200	9,744
*	Stereotaxis, Inc.	300	3,969
	Steris Corp.	3,000	74,310
	Stratagene Corp.	1,082	11,329
*	Strategic Diagnostics, Inc.	236	878
	Stryker Corp.	2,400	110,928
*	Sun Healthcare Group, Inc.	800	5,104
*	Sunrise Senior Living, Inc.	2,100	74,466
*	SuperGen, Inc.	1,900	9,671
* #	SurModics, Inc.	500	19,380
*	Sybron Dental Specialties, Inc.	1,400	53,564
*	Symbion, Inc.	1,300	30,654
*	Symmetry Medical, Inc.	100	2,072
*	Synovis Life Technologies, Inc.	700	6,608
*	Tanox, Inc.	2,100	40,068
*	Techne Corp.	1,100	65,417
*	Telik, Inc.	2,400	53,088
*	Tenet Healthcare Corp.	7,800	61,542
*	The Medicines Co.	1,000	20,390
*	Theragenics Corp.	1,200	4,056
*	Thermo Electron Corp.	5,400	186,948
*	Third Wave Technologies, Inc.	555	1,715
*	Thoratec Corp.	2,300	46,276
*	Titan Pharmaceuticals, Inc.	300	1,038
* #	Triad Hospitals, Inc.	2,100	90,426
*	Trimeris, Inc.	700	8,778
*	TriPath Imaging, Inc.	1,200	7,764
*	Tripos, Inc.	800	2,520
*	TriZetto Group, Inc.	1,200	20,112

51

*	U.S. Physical Therapy, Inc.	700	13,475
*	United Surgical Partners International, Inc.	1,600	56,240
*	United Therapeutics Corp.	500	30,820
	UnitedHealth Group, Inc.	14,400	838,512
#	Universal Health Services, Inc.	1,800	90,414
*	Urologix, Inc.	600	2,250
	Utah Medical Products, Inc.	200	6,602
	Valeant Pharmaceuticals International	900	16,038
*	Varian Medical Systems, Inc.	2,600	150,488
*	Varian, Inc.	1,900	75,810
*	Vascular Solutions, Inc.	100	708
*	VCA Antech, Inc.	1,800	50,310
*	Ventana Medical Systems, Inc.	700	25,389
*	Ventiv Health, Inc.	1,300	36,218
*	Vertex Pharmaceuticals, Inc.	2,200	95,128
*	ViaCell, Inc.	100	521
*	Viasys Healthcare, Inc.	1,500	43,770
*	Vical, Inc.	1,000	4,710
*	ViroPharma, Inc.	1,900	36,765
*	VistaCare, Inc.	200	2,710
*	Vital Images, Inc.	300	9,960
	Vital Signs, Inc.	600	30,636
*	Vivus, Inc.	1,400	4,606
*	Waters Corp.	1,600	68,368
*	Watson Pharmaceuticals, Inc.	4,500	134,910
*	WellCare Health Plans, Inc.	1,800	70,110
*	WellPoint, Inc.	9,959	764,752
	West Pharmaceutical Services, Inc.	1,500	48,435
*	Wright Medical Group, Inc.	800	15,464
	Wyeth	14,200	707,160
*	Xenogen Corp.	700	2,821
	Young Innovations, Inc.	500	16,850
*	Zevex International, Inc.	100	1,556
*	Zila, Inc.	1,600	5,984
*	Zimmer Holdings, Inc.	1,800	124,524
*	Zoll Medical Corp.	700	18,375
*	Zymogenetics, Inc.	2,100	46,494
Total Health Care			29,589,054

Energy — (7.3%)
*	Abraxas Petroleum Corp.	2,100	11,949
	Adams Resources & Energy, Inc.	300	7,887
*	Allis-Chalmers Energy, Inc.	800	13,120
* #	Alpha Natural Resources, Inc.	100	2,137
	Amerada Hess Corp.	1,500	207,465
*	American Oil & Gas, Inc.	600	2,400
	Anadarko Petroleum Corp.	3,400	337,144
	Apache Corp.	4,650	311,178
	Arch Coal, Inc.	1,300	95,043
*	Arena Resources, Inc.	300	8,760
*	Atlas America, Inc.	300	20,097
*	ATP Oil & Gas Corp.	900	33,525
*	Atwood Oceanics, Inc.	800	72,144
	Baker Hughes, Inc.	3,500	237,895
	Barnwell Industries, Inc.	500	11,450

52

	Berry Petroleum Corp. Class A	1,000	67,550
	BJ Services Co.	4,600	144,026
*	Bolt Technology Corp.	300	3,636
*	Brigham Exploration Co.	2,000	17,140
*	Bristow Group, Inc.	500	14,930
	Burlington Resources, Inc.	2,500	225,450
	Cabot Oil & Gas Corp.	2,200	99,572
*	Cal Dive International, Inc.	2,700	95,067
*	Callon Petroleum Co.	700	12,376
	CARBO Ceramics, Inc.	700	38,325
*	Carrizo Oil & Gas, Inc.	1,100	25,619
	Castle Energy Corp.	500	11,225
*	Cheniere Energy, Inc.	1,100	43,615
	Chesapeake Energy Corp.	11,300	335,497
	Chevron Corp.	33,400	1,886,432
	Cimarex Energy Co.	3,100	132,246
*	Clayton Williams Energy, Inc.	500	21,735
*	Comstock Resources, Inc.	2,000	56,200
	ConocoPhillips	20,700	1,261,872
#	CONSOL Energy, Inc.	1,300	83,226
*	Contango Oil & Gas Co.	800	9,192
*	Cooper Cameron Corp.	2,400	97,200
	Crosstex Energy, Inc.	300	23,871
*	Dawson Geophysical Co.	500	13,335
* #	Delta Petroleum Corp.	1,500	29,265
*	Denbury Resources, Inc.	4,000	113,400
	Diamond Offshore Drilling, Inc.	2,500	193,475
*	Dril-Quip, Inc.	900	45,720
* #	Dune Energy, Inc.	1,600	5,264
*	Edge Petroleum Corp.	700	19,558
#	El Paso Corp.	9,800	128,184
*	Encore Acquisition Co.	2,200	67,408
*	Endeavour International Corp.	2,700	8,316
*	Energy Partners, Ltd.	1,700	39,083
	ENSCO International, Inc.	4,800	214,512
	EOG Resources, Inc.	2,500	168,500
	Exxon Mobil Corp.	66,100	3,924,357
*	FMC Technologies, Inc.	2,400	112,608
*	Forest Oil Corp.	2,500	124,125
	Foundation Coal Holdings, Inc.	200	8,000
#	Frontier Oil Corp.	2,500	115,625
*	FX Energy, Inc.	1,300	7,189
*	Gasco Energy, Inc.	1,700	9,707
*	Giant Industries, Inc.	900	52,380
*	GMX Resources, Inc.	200	7,182
*	Goodrich Petroleum Corp.	800	19,344
*	Grant Prideco, Inc.	1,900	76,893
*	Grey Wolf, Inc.	6,500	45,110
	Gulf Island Fabrication, Inc.	900	20,457
*	Gulfmark Offshore, Inc.	1,200	32,904
	Halliburton Co.	5,200	353,600
*	Hanover Compressor Co.	4,800	73,344
*	Harvest Natural Resources, Inc.	1,500	13,515
	Helmerich & Payne, Inc.	1,800	118,386
	Holly Corp.	900	53,730

53

*	Hornbeck Offshore Services, Inc.	1,300	41,808
*	Houston Exploration Co.	1,400	80,976
*	Hydril Co.	900	60,606
*	Infinity, Inc.	900	7,740
*	Input/Output, Inc.	3,800	28,728
*	KCS Energy, Inc.	1,600	37,760
	Kerr-McGee Corp.	1,700	166,090
* #	KFX, Inc.	1,400	29,232
	Kinder Morgan, Inc.	1,500	139,170
*	Lone Star Technologies, Inc.	1,100	54,670
	Lufkin Industries, Inc.	700	36,232
	Marathon Oil Corp.	5,200	367,120
	Maritrans, Inc.	500	11,380
	MarkWest Hydrocarbon, Inc.	500	11,440
#	Massey Energy Co.	1,700	63,240
*	Matrix Service Co.	1,200	13,284
*	Maverick Tube Corp.	1,900	88,407
*	McMoran Exploration Co.	1,200	21,228
*	Meridian Resource Corp.	3,500	14,840
*	Mitcham Industries, Inc.	500	8,375
#	Murphy Oil Corp.	5,800	271,846
*	NATCO Group, Inc. Class A	800	19,824
*	National-Oilwell, Inc.	5,400	328,752
* #	Natural Gas Services Group	500	9,875
*	Newfield Exploration Co.	4,100	158,465
*	Newpark Resources, Inc.	3,900	29,094
	Noble Energy, Inc.	5,800	243,832
*	NS Group, Inc.	1,100	44,869
	Occidental Petroleum Corp.	5,662	518,299
*	Oceaneering International, Inc.	1,200	66,168
*	Oil States International, Inc.	1,600	55,248
*	OMNI Energy Services Corp.	600	2,490
	Overseas Shipholding Group, Inc.	1,000	50,570
	Panhandle Royalty Co.	400	7,688
*	Parallel Petroleum Corp.	1,000	17,010
*	Parker Drilling Co.	3,000	27,750
	Patterson-UTI Energy, Inc.	2,400	66,120
#	Peabody Energy Corp.	3,400	164,118
	Penn Virginia Corp.	900	55,665
*	Petrohawk Energy Corp.	3,500	44,205
	Pioneer Natural Resources Co.	4,300	180,987
*	Plains Exploration & Production Co.	2,700	110,025
	Pogo Producing Co.	2,700	134,622
*	Pride International, Inc.	4,900	151,753
*	Quicksilver Resources, Inc.	1,600	58,112
	Range Resources Corp.	3,700	88,541
*	Remington Oil & Gas Corp.	1,300	54,470
*	Rentech, Inc.	3,300	12,837
	Resource America, Inc.	900	14,778
#	Rowan Companies, Inc.	3,400	136,850
*	Royale Energy, Inc.	400	2,448
	RPC, Inc.	1,900	40,261
*	SEACOR Holdings, Inc.	1,500	109,455
#	Smith International, Inc.	3,100	120,063
*	Southwestern Energy Co.	2,400	77,016

54

	St. Mary Land & Exploration Co.	1,900	72,941
*	Stone Energy Corp.	1,200	49,680
	Sunoco, Inc.	2,800	207,480
*	Superior Energy Services, Inc.	2,700	70,200
*	Swift Energy Corp.	1,300	50,388
* #	Syntroleum Corp.	900	7,938
	Tesoro Petroleum Corp.	2,300	138,943
*	Teton Energy Corp.	500	3,490
*	TETRA Technologies, Inc.	1,600	60,160
*	TGC Industries, Inc.	300	2,625
	The Williams Companies, Inc.	6,000	129,420
	Tidewater, Inc.	3,500	182,875
*	Todco Class A	200	6,704
* #	Toreador Resources Corp.	600	17,982
* #	Transmeridian Exploration, Inc.	2,500	14,125
*	TransMontaigne, Inc.	1,100	8,294
* #	Tri-Valley Corp.	600	4,944
*	Unit Corp.	1,900	101,023
*	Universal Compression Holdings, Inc.	1,400	61,250
	USEC, Inc.	3,200	39,808
*	VAALCO Energy, Inc.	2,700	17,685
	Valero Energy Corp.	8,300	446,457
*	Veritas DGC, Inc.	2,100	88,473
	W&T Offshore, Inc.	200	7,782
*	Warren Resources, Inc.	100	1,463
	Western Gas Resources, Inc.	2,600	123,006
*	Westmoreland Coal Co.	200	4,864
*	W-H Energy Services, Inc.	1,300	51,350
*	Whiting Petroleum Corp.	1,700	69,020
	World Fuel Services Corp.	1,200	36,360
	XTO Energy, Inc.	3,800	159,182
Total Energy			19,285,016

Consumer Staples — (6.4%)
#	Alberto-Culver Co. Class B	2,600	118,742
	Albertson’s, Inc.	11,800	300,192
	Altria Group, Inc.	22,200	1,596,180
	Andersons, Inc.	300	16,875
	Anheuser-Busch Companies, Inc.	4,800	199,392
	Archer-Daniels-Midland Co.	9,800	310,856
	Arden Group, Inc. Class A	100	9,085
	Avon Products, Inc.	1,700	49,045
* #	BJ’s Wholesale Club, Inc.	2,800	88,648
*	Boston Beer Co., Inc. Class A	500	13,365
*	Bridgford Foods Corp.	300	1,950
	Brown-Forman Corp. Class B	300	21,108
*	Cagle’s, Inc. Class A	200	1,334
	Calavo Growers, Inc.	1,000	9,890
	Cal-Maine Foods, Inc.	1,000	6,400
	Campbell Soup Co.	4,400	136,972
*	Carrington Laboratories, Inc.	500	2,274
	Casey’s General Stores, Inc.	3,100	81,313
	CCA Industries, Inc.	300	3,249
*	Central European Distribution Corp.	1,100	46,101
*	Central Garden & Pet Co.	1,200	65,232

55

*	Chattem, Inc.	400	15,596
	Chiquita Brands International, Inc.	900	15,498
	Church & Dwight Co., Inc.	2,100	72,513
	Clorox Co.	2,200	134,090
	Coca-Cola Bottling Co. Consolidated	300	13,569
	Coca-Cola Co.	25,100	1,053,447
	Coca-Cola Enterprises, Inc.	11,200	220,080
	Colgate-Palmolive Co.	5,500	299,640
	ConAgra, Inc.	12,300	258,669
*	Constellation Brands, Inc. Class A	6,300	165,942
*	Constellation Brands, Inc. Class B	700	18,200
	Corn Products International, Inc.	3,200	86,272
	Costco Wholesale Corp.	5,100	261,528
*	Cuisine Solutions, Inc.	300	2,997
	CVS Corp.	9,400	266,302
*	Darling International, Inc.	2,000	8,760
*	Dean Foods Co.	4,500	168,615
	Del Monte Foods Co.	8,000	87,040
	Delta & Pine Land Co.	300	7,593
*	Elizabeth Arden, Inc.	900	21,960
*	Energizer Holdings, Inc.	700	38,241
	Estee Lauder Companies, Inc.	1,600	59,872
	Farmer Brothers Co.	648	14,094
	Flowers Foods, Inc.	2,100	57,750
*	Fresh Brands, Inc.	100	705
*	Galaxy Nutritional Foods, Inc.	100	105
	General Mills, Inc.	3,700	182,225
*	Gold Kist, Inc.	600	7,962
	Golden Enterprises, Inc.	100	300
*	Great Atlantic & Pacific Tea Co., Inc.	2,000	64,520
*	Green Mountain Coffee, Inc.	300	12,303
*	Hain Celestial Group, Inc.	2,300	53,682
	Heinz (H.J.) Co.	4,200	159,054
*	Hines Horticulture, Inc.	800	2,968
	Hormel Foods Corp.	2,900	99,847
	Ingles Market, Inc. Class A	511	8,437
*	Integrated Biopharma, Inc.	500	3,000
	Inter Parfums, Inc.	900	15,750
	J & J Snack Foods Corp.	1,100	37,345
	J. M. Smucker Co.	2,400	94,848
	Kellogg Co.	4,300	190,533
	Kimberly-Clark Corp.	3,600	213,048
	Kraft Foods, Inc.	7,200	216,648
	Lancaster Colony Corp.	1,400	56,196
	Lance, Inc.	1,400	30,436
* #	Lifeway Foods, Inc.	300	3,462
	Loews Corp. - Carolina Group	1,500	71,235
	Longs Drug Stores Corp.	1,700	65,229
#	Mannatech, Inc.	600	8,034
	Marsh Supermarkets, Inc. Class A	100	871
	Marsh Supermarkets, Inc. Class B	300	2,346
*	Maui Land & Pineapple Co., Inc.	400	15,152
	McCormick & Co., Inc.	1,200	39,396
*	Medifast, Inc.	500	3,495
	MGP Ingredients, Inc.	1,050	13,996

56

	Molson Coors Brewing Co.	2,000	125,500
	Nash Finch Co.	200	6,200
	National Beverage Corp.	1,300	11,232
*	Natrol, Inc.	100	220
*	Natural Alternatives International, Inc.	100	852
* #	Natural Health Trends Corp.	300	2,712
	Nature’s Sunshine Products, Inc.	200	3,394
*	NBTY, Inc.	2,200	48,180
	Nu Skin Enterprises, Inc. Class A	1,200	21,696
	Oil-Dri Corp. of America	500	9,380
*	Omega Protein Corp.	700	4,403
*	Parlux Fragrances, Inc.	500	17,295
*	Pathmark Stores, Inc.	2,400	24,144
*	Peet’s Coffee & Tea, Inc.	400	11,976
#	Pepsi Bottling Group, Inc.	8,000	234,880
	PepsiAmericas, Inc.	5,500	131,560
	PepsiCo, Inc.	17,500	1,034,425
*	Performance Food Group Co.	1,700	49,929
	Pilgrim’s Pride Corp.	1,900	43,814
*	Playtex Products, Inc.	2,300	24,150
*	PriceSmart, Inc.	1,400	11,200
	Procter & Gamble Co.	36,300	2,175,459
*	Pyramid Breweries, Inc.	100	242
	Ralcorp Holdings, Inc.	1,400	54,068
*	Redhook Ale Brewery, Inc.	300	1,046
	Reliv International, Inc.	500	6,590
*	Revlon, Inc.	10,100	34,138
#	Reynolds American, Inc.	2,900	307,835
*	Rite Aid Corp.	10,400	38,376
	Ruddick Corp.	1,400	33,852
	Safeway, Inc.	15,000	364,650
	Sanderson Farms, Inc.	600	13,992
	Sara Lee Corp.	4,700	83,049
*	Schiff Nutrition International, Inc.	600	3,186
*	Seneca Foods Corp. Class A	300	5,895
*	Seneca Foods Corp. Class B	200	3,960
*	Smart & Final Food, Inc.	1,400	21,140
*	Smithfield Foods, Inc.	5,000	132,150
	Spartan Stores, Inc.	900	10,611
	Supervalu, Inc.	4,600	145,360
	Sysco Corp.	4,200	126,378
	Tasty Baking Co.	100	716
	The Hershey Co.	1,100	56,265
*	The Kroger Co.	7,800	156,312
	The Topps Co., Inc.	1,300	10,504
*	Tofutti Brands, Inc.	100	297
	Tootsie Roll Industries, Inc.	1,500	42,390
	Tyson Foods, Inc. Class A	6,000	81,180
*	United Natural Foods, Inc.	1,300	43,238
	United-Guardian, Inc.	300	3,255
	Universal Corp.	1,600	65,072
*	USANA Health Services, Inc.	100	4,315
	UST, Inc.	1,500	58,320
	Vector Group, Ltd.	1,015	18,889
	Village Super Market, Inc.	99	5,277

57

	Walgreen Co.	10,800	484,488
	Wal-Mart Stores, Inc.	44,100	2,000,376
	WD-40 Co.	800	24,424
	Weis Markets, Inc.	1,300	58,058
	Whole Foods Market, Inc.	1,900	121,372
*	Wild Oats Markets, Inc.	900	16,155
	Wrigley (Wm.) Jr. Co.	2,100	133,434
Total Consumer Staples			16,863,055

Materials — (4.2%)
*	AEP Industries, Inc.	300	8,076
	Air Products & Chemicals, Inc.	3,100	198,896
	Airgas, Inc.	3,500	127,365
*	AK Steel Holding Corp.	3,900	43,290
	Albemarle Corp.	2,000	84,900
	Alcoa, Inc.	13,000	381,160
*	Aleris International, Inc.	1,500	64,245
#	Allegheny Technologies, Inc.	2,600	131,326
	AMCOL International Corp.	1,400	38,654
	American Vanguard Corp.	500	14,355
	Aptargroup, Inc.	2,000	106,100
	Arch Chemicals, Inc.	1,400	39,508
	Ashland, Inc.	2,300	150,121
	Atlantis Plastics, Inc.	100	890
	Bairnco Corp.	300	2,895
	Balchem Corp.	450	9,662
	Ball Corp.	1,500	63,900
	Bemis Co., Inc.	4,700	140,906
#	Bowater, Inc.	2,700	70,254
*	Brush Engineered Materials, Inc.	900	15,669
*	Buckeye Technologies, Inc.	600	5,286
	Cabot Corp.	2,700	99,954
	Calgon Carbon Corp.	1,100	8,558
*	Caraustar Industries, Inc.	900	9,153
	Carpenter Technology Corp.	1,500	125,385
	Castle (A.M.) & Co.	700	19,824
	Celanese Corp. Class A	100	2,140
*	Century Aluminum Co.	2,000	71,180
	Chemtura Corp.	5,900	65,372
	Chesapeake Corp.	600	7,914
	Cleveland-Cliffs, Inc.	1,000	86,050
*	Coeur d’Alene Mines Corp.	8,700	48,198
	Commercial Metals Co.	2,700	122,283
	Compass Minerals International, Inc.	1,500	37,425
*	Constar International, Inc.	600	2,129
*	Core Molding Technologies, Inc.	800	6,368
*	Crown Holdings, Inc.	2,900	53,070
	Cytec Industries, Inc.	2,000	106,680
	Deltic Timber Corp.	600	31,356
*	Devcon International Corp.	200	1,752
	Dow Chemical Co.	9,400	404,482
	DuPont (E.I.) de Nemours & Co., Inc.	12,800	515,072
	Eagle Materials, Inc.	900	48,717
	Eagle Materials, Inc. Class B	900	48,321
	Eastman Chemical Co.	2,700	133,191

58

	Ecolab, Inc.	3,700	133,903
#	Empire Resources, Inc.	300	6,366
	Engelhard Corp.	2,300	91,425
	Ferro Corp.	1,900	38,152
	Florida Rock Industries, Inc.	2,300	132,503
*	FMC Corp.	2,200	133,782
	Freeport-McMoRan Copper & Gold, Inc. Class B	2,700	136,701
	Friedman Industries, Inc.	400	3,056
	Georgia Gulf Corp.	900	25,830
	Gibraltar Industries, Inc.	1,800	45,918
	Glatfelter (P.H.) Co.	1,100	18,084
*	Graphic Packaging Corp.	3,400	8,840
	Greif, Inc. Class A	800	46,328
	Greif, Inc. Class B	700	39,319
	H.B. Fuller Co.	1,800	73,080
	Hawkins, Inc.	800	11,160
* #	Headwaters, Inc.	1,900	70,528
*	Hecla Mining Co.	3,000	14,940
*	Hercules, Inc.	1,200	14,220
*	Huntsman Corp.	100	2,041
	International Flavors & Fragrances, Inc.	2,200	76,186
	International Paper Co.	7,300	239,221
	Kronos Worldwide, Inc.	1,700	49,470
#	LaFarge North America, Inc.	1,600	132,592
*	Landec Corp.	1,700	12,325
*	Lesco, Inc.	700	11,375
	Louisiana-Pacific Corp.	4,700	133,621
	Lubrizol Corp.	3,100	134,106
	Lyondell Chemical Co.	8,200	171,544
	MacDermid, Inc.	1,000	29,420
	Martin Marietta Materials, Inc.	1,300	126,750
*	Material Sciences Corp.	800	10,408
*	Maxxam, Inc.	250	8,063
	MeadWestavco Corp.	6,100	169,702
	Metal Management, Inc.	1,500	42,315
	Minerals Technologies, Inc.	500	26,765
*	Mines Management, Inc.	300	2,292
	Monsanto Co.	2,900	243,252
	Myers Industries, Inc.	1,600	25,600
*	Nalco Holding Co.	400	7,000
*	Nanophase Technologies Corp.	400	2,828
	Nevada Chemicals, Inc.	100	800
*	NewMarket Corp.	1,000	34,470
	Newmont Mining Corp.	3,700	195,804
	NL Industries, Inc.	2,200	29,018
	NN, Inc.	700	8,638
*	Northern Technologies International Corp.	400	3,016
*	Northwest Pipe Co.	300	7,941
#	Nucor Corp.	2,800	240,940
	Olin Corp.	2,400	50,424
*	OM Group, Inc.	400	8,484
*	Omnova Solutions, Inc.	1,500	9,105
*	Oregon Steel Mills, Inc.	2,200	83,336
*	Owens-Illinois, Inc.	4,100	76,834
	Packaging Corp. of America	4,800	109,488

59

	Packaging Dynamics Corp.	391	5,423
*	Pactiv Corp.	3,500	80,255
	Penford Corp.	600	9,525
	Phelps Dodge Corp.	2,000	276,000
*	Pioneer Companies, Inc.	500	15,060
*	PolyOne Corp.	2,600	22,698
	PPG Industries, Inc.	2,900	175,827
	Praxair, Inc.	3,400	183,532
	Quaker Chemical Corp.	700	13,993
	Quanex Corp.	1,200	74,484
	Reliance Steel & Aluminum Co.	1,600	131,824
	Rock-Tenn Co. Class A	600	7,872
	Rohm & Haas Co.	6,200	308,450
	Rotonics Manufacturing, Inc.	800	2,560
	Royal Gold, Inc.	1,100	34,573
	RPM International, Inc.	5,300	95,612
*	RTI International Metals, Inc.	1,050	44,153
	Ryerson Tull, Inc.	600	15,144
	Schnitzer Steel Industries, Inc. Class A	1,000	31,100
	Schulman (A.), Inc.	800	18,744
	Schweitzer-Maudoit International, Inc.	900	23,130
	Scotts Co. Class A	2,200	105,358
*	Sealed Air Corp.	1,700	96,696
*	Senomyx, Inc.	200	3,252
	Sensient Technologies Corp.	1,800	32,256
	Sigma-Aldrich Corp.	1,300	83,733
	Silgan Holdings, Inc.	1,700	67,014
*	Smurfit-Stone Container Corp.	11,300	148,256
	Spartech Corp.	2,000	48,400
	Steel Dynamics, Inc.	2,500	115,000
	Steel Technologies, Inc.	300	8,277
	Stepan Co.	600	16,026
*	Stillwater Mining Co.	5,700	74,157
	Summa Industries, Inc.	200	1,550
*	Symyx Technologies, Inc.	1,200	34,800
*	Synalloy Corp.	277	3,601
	Temple-Inland, Inc.	3,800	162,146
*	Terra Industries, Inc.	2,800	19,852
	Texas Industries, Inc.	1,000	60,660
*	The Mosaic Co.	1,600	25,440
* #	Titanium Metals Corp.	2,000	82,040
*	U.S. Concrete, Inc.	1,600	20,048
*	United States Lime & Minerals, Inc.	300	7,751
#	United States Steel Corp.	3,850	209,825
*	Universal Stainless & Alloy Products, Inc.	500	9,720
	Valhi, Inc.	5,090	90,857
	Valspar Corp.	4,500	118,935
	Vulcan Materials Co.	2,100	165,900
	Wausau-Mosinee Paper Corp.	2,500	32,500
	Westlake Chemical Corp.	2,800	96,096
	Weyerhaeuser Co.	3,700	252,673
*	Williams Industries, Inc.	100	207
	Worthington Industries, Inc.	4,000	78,400
* #	Zoltek Companies, Inc.	600	10,356
Total Materials			11,163,082

60

Utilities — (2.9%)
*	AES Corp.	9,700	167,810
	AGL Resources, Inc.	2,600	93,340
*	Allegheny Energy, Inc.	3,100	110,856
	ALLETE, Inc.	1,000	46,670
	Alliant Energy Corp.	3,900	129,090
	Ameren Corp.	3,100	157,077
	American Electric Power Co., Inc.	4,200	153,300
	American States Water Co.	800	27,592
	Aqua America, Inc.	3,700	106,338
*	Aquila, Inc.	10,600	41,340
	Artesian Resources Corp. Class A	200	5,921
	Atmos Energy Corp.	2,800	73,920
	Avista Corp.	1,600	31,360
	Black Hills Corp.	1,200	41,484
	California Water Service Group	800	35,008
*	Calpine Corp.	9,800	2,205
	Cascade Natural Gas Corp.	600	11,760
#	CenterPoint Energy, Inc.	4,600	59,662
	Central Vermont Public Service Corp.	700	14,987
	CH Energy Group, Inc.	800	39,280
	Chesapeake Utilities Corp.	200	6,034
	Cleco Corp.	1,800	40,482
*	CMS Energy Corp.	7,600	107,008
	Connecticut Water Services, Inc.	500	12,680
	Consolidated Edison, Inc.	3,200	146,784
	Constellation Energy Group	1,600	93,984
	Delta Natural Gas Co., Inc.	200	5,178
	Dominion Resources, Inc.	3,700	277,870
#	DPL, Inc.	4,400	118,448
	DTE Energy Co.	1,700	73,610
#	Duke Energy Corp.	9,800	278,320
	Duquesne Light Holdings, Inc.	2,300	39,905
*	Dynegy, Inc.	10,400	56,264
	Edison International	3,500	155,260
*	El Paso Electric Co.	1,700	34,765
	Empire District Electric Co.	800	17,696
	Energen Corp.	2,500	89,325
	Energy East Corp.	2,400	60,144
	EnergySouth, Inc.	300	8,961
	Entergy Corp.	2,100	152,271
*	Environmental Power Corp.	400	3,640
#	Equitable Resources, Inc.	1,700	61,812
	Exelon Corp.	7,000	399,770
	FirstEnergy Corp.	3,400	173,672
	Florida Public Utilities Co.	300	4,260
	FPL Group, Inc.	4,200	176,106
	Great Plains Energy, Inc.	1,400	39,760
	Green Mountain Power Corp.	100	2,820
#	Hawaiian Electric Industries, Inc.	2,700	72,171
	IDACORP, Inc.	1,500	49,410
	KeySpan Corp.	1,600	65,200
	Laclede Group, Inc.	1,000	33,690
	MDU Resources Group, Inc.	1,700	59,925

61

	MGE Energy, Inc.	1,000	33,520
	Middlesex Water Co.	700	13,510
	National Fuel Gas Co.	2,800	90,664
	New Jersey Resources Corp.	1,300	58,500
#	Nicor, Inc.	1,500	64,395
	NiSource, Inc.	2,700	55,431
	Northeast Utilities, Inc.	4,900	96,138
	Northwest Natural Gas Co.	900	30,816
	NSTAR	3,700	108,632
	OGE Energy Corp.	3,100	89,125
	Oneok, Inc.	2,000	61,180
	Otter Tail Corp.	1,300	40,495
	Peoples Energy Corp.	800	29,368
	Pepco Holdings, Inc.	2,800	66,556
	PG&E Corp.	4,000	152,200
	Piedmont Natural Gas Co.	2,700	66,744
	Pinnacle West Capital Corp.	1,900	77,995
	PNM Resources, Inc.	1,400	34,650
	PPL Corp.	4,900	155,820
	Progress Energy, Inc.	3,800	168,644
	Puget Energy, Inc.	2,400	51,744
	Questar Corp.	1,700	124,525
* #	Reliant Energy, Inc.	6,800	69,088
	RGC Resources, Inc.	200	4,904
	SCANA Corp.	1,600	65,248
	SEMCO Energy, Inc.	1,300	7,280
	Sempra Energy	3,600	172,224
*	Sierra Pacific Resources	6,900	98,256
	SJW Corp.	600	30,804
	South Jersey Industries, Inc.	1,400	40,040
	Southern Co.	7,800	265,434
*	Southern Union Co.	3,900	96,018
	Southwest Gas Corp.	1,300	37,076
	Southwest Water Co.	920	16,624
	TECO Energy, Inc.	1,400	23,884
	TXU Corp.	5,100	267,189
	UGI Corp.	2,000	44,900
	UIL Holdings Corp.	600	30,750
	Unisource Energy Corp.	1,600	48,656
	Unitil Corp.	300	7,650
	Vectren Corp.	2,500	65,900
	Westar Energy, Inc.	3,000	64,560
	WGL Holdings, Inc.	1,600	49,280
	Wisconsin Energy Corp.	1,800	73,566
	WPS Resources Corp.	1,800	94,590
	Xcel Energy, Inc.	6,000	111,360
	York Water Co.	400	10,728
Total Utilities			7,732,886

Telecommunication Services — (2.7%)
*	@Road, Inc.	2,600	13,416
	Alaska Communications Systems Group, Inc.	1,400	15,526
	Alltel Corp.	5,700	359,955
*	American Tower Corp.	11,400	362,862
	AT&T, Inc.	58,300	1,608,497

62

	BellSouth Corp.	27,300	862,134
*	Broadwing Corp.	4,700	42,112
	Centennial Communications Corp.	3,700	28,083
*	Cincinnati Bell, Inc.	8,600	35,174
	Citizens Communications Co.	5,000	66,750
*	Cogent Communications Group, Inc.	1,200	8,580
	Commonwealth Telephone Enterprises, Inc.	300	9,684
*	Crown Castle International Corp.	1,500	47,025
	CT Communications, Inc.	1,300	17,212
	D&E Communications, Inc.	1,000	10,150
*	Dobson Communications Corp.	6,200	44,888
	FairPoint Communications, Inc.	200	2,814
*	General Communications, Inc. Class A	2,500	28,125
	Hector Communications Corp.	300	8,295
	Hickory Tech Corp.	700	5,586
*	IDT Corp.	200	2,366
*	IDT Corp. Class B	3,300	39,237
* #	InPhonic, Inc.	500	2,810
	Iowa Telecommunications Services, Inc.	100	1,770
*	Level 3 Communications, Inc.	27,900	94,860
*	Moscow CableCom Corp.	500	3,940
*	Nextel Partners, Inc.	1,300	36,478
*	NII Holdings, Inc.	2,900	148,538
	North Pittsburgh Systems, Inc.	700	14,238
*	Premiere Global Services, Inc.	1,000	8,210
*	Price Communications Corp.	1,700	28,475
*	Qwest Communications International, Inc.	26,400	166,848
*	Rural Cellular Corp. Class A	700	10,115
*	SBA Communications Corp.	3,900	87,711
	Shenandoah Telecommunications Co.	400	17,428
	Sprint Nextel Corp.	42,200	1,014,066
*	SunCom Wireless Holdings, Inc.	2,500	4,250
	SureWest Communications	900	22,752
*	Syniverse Holdings, Inc.	600	8,580
*	TALK America Holdings, Inc.	2,000	17,060
	Telephone & Data Systems, Inc.	1,600	59,840
	Telephone & Data Systems, Inc. Special Shares	1,800	64,620
*	Time Warner Telecom, Inc.	2,300	29,049
*	UbiquiTel, Inc.	1,900	18,563
*	United States Cellular Corp.	1,700	93,415
*	US LEC Corp.	1,100	2,332
	USA Mobility, Inc.	1,300	37,466
	Valor Communications Group, Inc.	800	9,880
	Verizon Communications, Inc.	41,400	1,395,180
*	Wireless Facilities, Inc.	3,488	15,696
Total Telecommunication Services			7,032,641

TOTAL COMMON STOCKS			247,752,124

RIGHTS/WARRANTS — (0.0%)
*	Revlon, Inc. Rights 03/17/06	10,100	606

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (5.8%)
Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $10,255,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $10,165,655) to be repurchased at $9,966,305	$9,965	9,965,048

Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collateralized by $3,125,000 U.S. Treasury Note 4.625%, 02/29/08, valued at $3,118,656) to be repurchased at $3,054,623	3,054	3,054,240

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $2,213,000 FHLMC Notes 4.00%, 09/22/09, valued at $2,182,571) to be repurchased at $2,150,263	2,150	2,150,000
TOTAL TEMPORARY CASH INVESTMENTS		15,169,288

TOTAL INVESTMENTS — (100.0%)
(Cost $253,755,652)##		$262,922,018

63

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (93.3%)
Financials — (24.0%)
*	1st Constitution Bancorp	410	$7,513
	1st Independence Financial Group, Inc.	200	3,703
	1st Source Corp.	1,900	50,635
#	21st Century Holding Co.	500	8,350
	21st Century Insurance Group	7,900	127,980
	A.G. Edwards, Inc.	6,300	281,610
	Abigail Adams National Bancorp, Inc.	112	1,529
	Access National Corp.	800	8,480
*	Accredited Home Lenders Holding Co.	2,000	106,620
*	ACE Cash Express, Inc.	1,200	29,556
	Advanta Corp. Class A	800	26,056
	Advanta Corp. Class B Non-Voting	1,700	59,619
*	Aether Holdings, Inc.	3,500	11,970
*	Affiliated Managers Group, Inc.	2,200	216,546
	Affirmative Insurance Holdings, Inc.	124	1,710
	AFLAC, Inc.	7,700	356,125
	Alabama National Bancorporation	1,600	111,312
	Alfa Corp.	7,400	118,992
*	Allegheny Corp.	700	201,600
	Alliance Financial Corp.	300	9,630
	Allstate Corp.	15,600	854,568
	AMBAC Financial Group, Inc.	6,000	450,900
	Amcore Financial, Inc.	2,300	68,793
	Ameriana Bancorp	300	3,811
#	American Capital Strategies, Ltd.	6,300	224,910
	American Equity Investment Life Holding Co.	4,900	65,611
	American Express Co.	7,200	387,936
	American Financial Group, Inc.	6,600	273,240
*	American Independence Corp.	400	4,800
	American International Group, Inc.	69,900	4,638,564
	American National Bankshares, Inc.	604	14,538
	American National Insurance Co.	2,236	255,888
*	American Physicians Capital, Inc.	400	19,716
	American River Bankshares	504	13,618
*	American Spectrum Realty, Inc.	100	1,725
*	American West Bancorporation	1,000	25,300
*	AmeriCredit Corp.	8,700	256,650
	Ameriprise Financial, Inc.	660	30,017
	Ameris Bancorp	1,400	32,200
*	AmeriServe Financial, Inc.	1,000	4,540
	AmerUs Group Co.	3,200	192,800
	AmSouth Bancorporation	13,500	374,625
	AON Corp.	11,200	443,632

*	Argonaut Group, Inc.	2,800	102,256
	Arrow Financial Corp.	1,150	30,831
*	Asset Acceptance Capital Corp.	1,826	36,502
	Associated Banc-Corp	5,400	186,138
	Assurant, Inc.	7,400	335,960
	ASTA Funding, Inc.	1,100	38,302
#	Astoria Financial Corp.	8,900	255,163
*	Atlantic American Corp.	1,500	3,885
	Atlantic Coast Federal Corp.	1,400	20,370
*	B of I Holding, Inc.	97	708
	Baldwin & Lyons, Inc. Class A	252	6,360
	Baldwin & Lyons, Inc. Class B	1,201	29,725
	BancFirst Corp.	800	67,680
	Bancorp Rhode Island, Inc.	500	17,125
	BancorpSouth, Inc.	6,700	160,934
*	Bancshares of Florida, Inc.	650	14,300
	Bank Mutual Corp.	5,702	64,661
	Bank of America Corp.	124,500	5,708,325
	Bank of Commerce Holdings	876	8,729
	Bank of Granite Corp.	1,400	27,440
	Bank of Hawaii Corp.	1,700	90,780
	Bank of New York Co., Inc.	8,900	304,736
	Bank of the Ozarks, Inc.	1,300	46,228
	BankAtlantic Bancorp, Inc. Class A	2,500	34,125
	BankUnited Financial Corp. Class A	3,164	88,402
	Banner Corp.	500	16,000
	Bar Harbor Bankshares	300	8,400
	BB&T Corp.	14,200	561,326
	Bear Stearns Companies, Inc.	3,000	403,320
	Benjamin Franklin Bancorp, Inc.	100	1,349
	Berkley (W.R.) Corp.	5,000	289,450
	Berkshire Bancorp, Inc.	600	10,020
	Berkshire Hills Bancorp, Inc.	200	6,610
	Beverly Hills Bancorp, Inc.	2,100	21,798
	Blackrock, Inc.	300	42,630
*	BNCCORP, Inc.	400	5,312
	BOK Financial Corp.	5,718	262,285
	Boston Private Financial Holdings, Inc.	3,000	91,830
	Bristol West Holdings, Inc.	2,700	50,058
	Brooke Corp.	1,100	12,386
	Brookline Bancorp, Inc.	5,600	84,056
*	Brooklyn Federal Bancorp, Inc.	97	1,094
	Brown & Brown, Inc.	2,400	75,048
*	Brunswick Bancorp	200	2,600
	Bryn Mawr Bank Corp.	800	17,376
	BWC Financial Corp.	390	13,685
	C&F Financial Corp.	299	11,869
	California First National Bancorp	1,000	13,500
	Camco Financial Corp.	642	9,059
	Camden National Corp.	700	23,366
	Capital Bank Corp.	600	9,336
	Capital City Bank Group, Inc.	1,600	55,872
	Capital Corp. of the West	877	29,502
*	Capital Crossing Bank	500	16,045
	Capital One Financial Corp.	7,900	692,040

	Capital Properties, Inc.	300	9,097
	Capital Southwest Corp.	300	28,905
	Capital Title Group, Inc.	2,600	16,354
#	Capitalsource, Inc.	7,670	188,759
	Capitol Bancorp, Ltd.	1,500	65,010
	Capitol Federal Financial	4,800	158,208
	Cardinal Financial Corp.	2,400	29,520
	Carrollton Bancorp	300	4,547
	Carver Bancorp, Inc.	200	3,201
	Cash America International, Inc.	2,600	69,680
*	Cash Systems, Inc.	500	3,575
	Cathay General Bancorp	4,500	160,335
	Cavalry Bancorp, Inc.	100	2,501
*	CB Richard Ellis Group, Inc.	700	48,076
	Center Bancorp, Inc.	1,400	15,834
	Centerstate Banks of Florida, Inc.	500	19,095
	Central Bancorp, Inc.	200	5,700
	Central Pacific Financial Corp.	2,700	99,900
	Central Virginia Bankshares, Inc.	200	5,560
*	Centrue Financial Corp.	300	7,941
	Century Bancorp, Inc. Class A	300	8,409
*	Ceres Group, Inc.	1,900	10,279
	CFS Bancorp, Inc.	1,100	16,148
	Charter Financial Corp.	1,637	62,206
	Chemical Financial Corp.	2,300	74,037
	Chittenden Corp.	4,300	123,797
	Chubb Corp.	5,400	517,050
	Cincinnati Financial Corp.	9,900	439,164
	CIT Group, Inc.	11,300	607,601
	Citigroup, Inc.	133,400	6,185,758
	Citizens Banking Corp.	3,500	92,680
	Citizens First Bancorp, Inc.	866	24,923
	Citizens Holding Co.	500	11,925
	Citizens South Banking Corp.	800	10,000
*	Citizens, Inc.	2,433	12,944
	City Holding Co.	1,700	61,897
	City National Corp.	3,500	265,860
	Clark, Inc.	900	9,504
	Clifton Savings Bancorp, Inc.	2,774	28,517
*	CNA Financial Corp.	14,500	448,340
*	CNA Surety Corp.	3,900	67,782
	CNB Financial Corp.	800	11,280
	CoBiz, Inc.	1,900	36,195
	Codorus Valley Bancorp, Inc.	300	6,087
	Cohen & Steers, Inc.	2,400	53,928
	Colony Bankcorp, Inc.	500	12,250
	Columbia Bancorp	961	20,181
	Columbia Banking System, Inc.	1,500	50,295
	Comerica, Inc.	7,600	435,632
	Comm Bancorp, Inc.	200	8,390
	Commerce Bancorp, Inc.	6,900	228,873
	Commerce Bancshares, Inc.	5,585	287,907
	Commerce Group, Inc.	2,500	135,025
	Commercial Bancshares, Inc.	500	17,805
	Commercial Capital Bancorp, Inc.	700	10,031

	Commercial National Financial Corp.	300	5,343
	Commonwealth Bankshares, Inc.	298	8,202
*	Community Bancorp	28	839
	Community Bancorp, Inc.	600	20,940
	Community Bank System, Inc.	2,700	58,509
	Community Banks, Inc.	2,060	57,371
	Community Bankshares, Inc.	400	6,240
	Community Capital Corp.	300	6,675
	Community Central Bank Corp.	200	2,391
	Community Trust Bancorp, Inc.	1,403	44,503
	Community West Bancshares	600	8,517
#	Compass Bancshares, Inc.	4,900	246,372
*	CompuCredit Corp.	4,600	173,880
	Consolidated-Tokoma Land Co.	300	19,500
*	Consumer Portfolio Services, Inc.	2,330	15,844
	Cooperative Bankshares, Inc.	500	10,785
	Corus Bankshares, Inc.	2,500	150,125
	Countrywide Financial Corp.	16,200	558,576
*	Covanta Holding Corp.	12,000	208,200
*	Cowlitz Bancorporation	499	7,071
	Crawford & Co. Class A	2,500	15,075
	Crawford & Co. Class B	1,800	10,908
	Cullen Frost Bankers, Inc.	3,400	187,408
	CVB Financial Corp.	5,231	87,410
*	Dearborn Bancorp, Inc.	515	11,922
	Delphi Financial Group, Inc. Class A	2,600	135,408
	Delta Financial Corp.	2,100	19,236
	Desert Community Bank	400	15,700
	Dime Community Bancshares	3,400	46,512
	Direct General Corp.	300	4,797
*	Dollar Financial Corp.	400	5,660
	Donegal Group, Inc. Class A	1,200	29,340
	Donegal Group, Inc. Class B	300	6,824
	Downey Financial Corp.	1,300	82,615
*	E*TRADE Financial Corp.	10,200	260,916
	East West Bancorp, Inc.	3,700	139,453
#	Eaton Vance Corp.	1,800	50,724
	EMC Insurance Group, Inc.	1,300	31,876
*	Empire Financial Holding Co.	100	382
*	Encore Capital Group, Inc.	1,900	32,756
	Enterprise Financial Services Corp.	1,000	26,690
	Erie Indemnity Co.	4,000	212,280
	ESB Financial Corp.	1,400	16,548
*	eSpeed, Inc.	2,700	22,437
*	Evans Bancorp, Inc.	305	6,070
	Exchange National Bancshares, Inc.	400	11,900
*	EZCORP, Inc. Class A Non-Voting	1,200	25,956
	F.N.B. Corp.	4,700	77,503
	Fannie Mae	25,200	1,377,936
	FBL Financial Group, Inc. Class A	2,500	85,550
	Federal Agriculture Mortgage Corporation	800	23,888
	Federal Trust Corp.	900	10,944
	Federated Investors, Inc.	1,200	46,668
	Fidelity Bancorp, Inc.	200	3,860
	Fidelity Bankshares, Inc.	2,100	67,053

	Fidelity National Financial, Inc.	9,800	370,048
	Fidelity National Title Group, Inc.	420	9,954
	Fidelity Southern Corp.	890	15,798
	Fifth Third Bancorp	13,300	514,045
	Financial Federal Corp.	2,500	69,825
	Financial Institutions, Inc.	1,100	21,032
*	First Acceptance Corp.	4,300	52,675
	First Albany Companies, Inc.	1,764	10,178
	First American Corp.	5,500	231,880
	First Bancorp	1,332	29,610
	First Bancorp of Indiana, Inc.	193	4,323
	First Bancshares, Inc.	200	3,450
	First Busey Corp.	1,839	37,534
*	First Cash Financial Services, Inc.	2,200	38,324
	First Charter Corp.	2,900	71,079
	First Citizens BancShares, Inc.	700	131,012
	First Commonwealth Financial Corp.	6,400	86,528
	First Community Bancorp	1,700	101,524
	First Community Bancshares, Inc.	1,099	35,849
	First Defiance Financial Corp.	700	19,313
	First Federal Bancshares of Arkansas, Inc.	400	9,220
	First Federal Bankshares, Inc.	400	9,080
	First Federal of Northern Michigan Bancorp, Inc.	198	1,861
	First Financial Bancorp	4,000	67,640
	First Financial Bankshares, Inc.	1,800	65,844
	First Financial Corp.	1,100	31,570
	First Financial Holdings, Inc.	1,000	32,320
	First Financial Service Corp.	410	11,839
	First Franklin Corp.	200	3,180
	First Horizon National Corp.	4,973	194,494
	First Indiana Corp.	1,375	37,936
	First Keystone Financial, Inc.	200	3,910
	First M&F Corp.	500	17,673
	First Marblehead Corp.	1,100	39,798
*	First Mariner Bancorp, Inc.	500	9,285
	First Merchants Corp.	1,600	41,216
	First Midwest Bancorp, Inc.	3,800	127,794
	First Mutual Bancshares, Inc.	500	12,695
	First National Lincoln Corp.	999	17,526
	First Niagara Financial Group, Inc.	10,400	146,536
	First Oak Brook Bancshares, Inc.	1,000	26,910
	First PacTrust Bancorp, Inc.	450	13,136
	First Place Financial Corp.	1,400	33,446
*	First Regional Bancorp	300	25,110
	First Republic Bank	2,400	87,096
	First South Bancorp, Inc.	600	21,120
	First State Bancorporation	1,400	36,148
	First United Corp.	600	12,966
	Firstbank Corp.	610	14,313
	FirstBank NW Corp.	400	7,396
*	FirstCity Financial Corp.	1,151	13,513
*	FirstFed Financial Corp.	1,500	90,015
	FirstMerit Corp.	6,300	155,862
	Flag Financial Corp.	1,464	25,620
	Flagstar Bancorp, Inc.	2,900	44,805

	Flushing Financial Corp.	1,523	25,251
	FMS Financial Corp.	650	12,513
#	FNB Corp. NC	658	13,634
	FNB Corp. VA	800	27,184
	FNB Financial Services Corp.	411	6,555
	Foothill Independent Bancorp	400	10,580
	Forest City Enterprises, Inc. Class B	1,000	40,200
*	FPIC Insurance Group, Inc.	772	27,128
*	Franklin Bank Corp.	2,200	37,532
	Franklin Resources, Inc.	1,900	195,092
	Freddie Mac	18,600	1,253,454
	Fremont General Corp.	6,500	154,180
	Frontier Financial Corp.	2,400	77,328
	Fulton Financial Corp.	13,315	234,344
	Gallagher (Arthur J.) & Co.	5,600	165,144
	GAMCO Investors, Inc.	550	24,745
	Gateway Financial Holdings, Inc.	899	15,220
	GB&T Bancshares, Inc.	1,200	25,020
	Genworth Financial, Inc.	500	15,910
	German American Bancorp	1,100	14,630
*	GFI Group, Inc.	300	18,018
	Glacier Bancorp, Inc.	2,600	82,004
	Gold Banc Corporation, Inc.	1,600	29,264
	Golden West Financial Corp.	6,400	454,592
*	Gouverneur Bancorp, Inc.	200	2,280
	Great American Financial Resources, Inc.	4,300	85,054
	Great Pee Dee Bancorp, Inc.	198	3,078
	Great Southern Bancorp, Inc.	1,000	28,170
#	Greater Bay Bancorp	4,500	121,050
	Greater Community Bancorp	800	12,032
	Greene County Bancshares, Inc.	1,068	30,758
#	Greenhill & Co., Inc.	1,200	78,360
*	Greenville First Bancshares, Inc.	204	4,884
	Guaranty Federal Bancshares, Inc.	300	8,508
	Habersham Bancorp	300	6,585
	Hancock Holding Co.	2,700	120,555
	Hanmi Financial Corp.	4,500	80,775
	Hanover Insurance Group, Inc.	4,600	222,870
	Harbor Florida Bancshares, Inc.	1,900	72,219
	Harleysville Group, Inc.	2,715	71,486
	Harleysville National Corp.	2,500	55,375
	Harleysville Savings Financial Corp.	300	5,232
	Harrington West Financial Group, Inc.	600	9,696
	Hartford Financial Services Group, Inc.	8,100	667,278
#	HCC Insurance Holdings, Inc.	9,400	302,586
	Heartland Financial USA, Inc.	1,400	30,240
	Heritage Commerce Corp.	1,200	27,564
	Heritage Financial Corp.	610	16,470
	HF Financial Corp.	290	5,525
	Hilb Rogal Hamilton Co.	3,200	123,680
	Hingham Institution for Savings	104	3,980
	HMN Financial, Inc.	400	12,900
	Home Federal Bancorp	260	6,630
	HopFed Bancorp, Inc.	300	4,800
	Horace Mann Educators Corp.	4,000	74,600

	Horizon Financial Corp.	1,100	26,697
#	Hudson City Bancorp, Inc.	33,200	428,612
	Huntington Bancshares, Inc.	8,800	211,640
	IBERIABANK Corp.	800	46,208
	IBT Bancorp, Inc.	300	11,301
	Independence Community Bank Corp.	1,400	57,372
	Independence Holding Co.	1,200	26,700
	Independent Bank Corp. MA	1,329	40,269
	Independent Bank Corp. MI	1,900	51,243
	IndyMac Bancorp, Inc.	5,500	213,510
	Infinity Property & Casualty Corp.	1,800	71,388
	Integra Bank Corp.	1,600	34,544
	Interchange Financial Services Corp.	1,800	34,254
	International Bancshares Corp.	5,322	153,965
*	Investment Technology Group, Inc.	2,000	90,960
	Investors Financial Services Corp.	2,600	117,286
	Investors Title Co.	200	8,645
	Irwin Financial Corp.	2,600	52,104
*	ITLA Capital Corp.	500	23,140
	Janus Capital Group, Inc.	12,200	267,546
	Jefferies Group, Inc.	4,600	262,384
	Jefferson Bancshares, Inc.	663	8,917
	Jefferson-Pilot Corp.	2,500	150,625
	Jones Lang LaSalle, Inc.	1,300	87,984
	JPMorgan Chase & Co.	93,800	3,858,932
	Kearny Financial Corp.	400	5,288
	KeyCorp	10,600	395,062
	K-Fed Bancorp	1,400	17,175
*	KMG America Corp.	500	5,250
	KNBT Bancorp, Inc.	2,715	42,951
*	Knight Capital Group, Inc.	6,119	77,038
* #	LaBranche & Co., Inc.	2,300	32,545
	Lakeland Bancorp, Inc.	2,000	31,160
	Lakeland Financial Corp.	600	26,280
	LandAmerica Financial Group, Inc.	1,600	106,720
	Landmark Bancorp, Inc.	200	5,110
	Leesport Financial Corp.	500	12,500
	Legg Mason, Inc.	800	104,472
	Lehman Brothers Holdings, Inc.	6,300	919,485
	Leucadia National Corp.	6,100	330,925
	Lincoln Bancorp	500	8,743
	Lincoln National Corp.	9,800	556,346
	LNB Bancorp, Inc.	601	11,599
	Loews Corp.	4,900	452,074
	Longview Fibre Co.	3,200	60,224
	LSB Bancshares, Inc.	784	14,112
	LSB Corp.	500	8,754
	LSB Financial Corp.	198	6,033
	M&T Bank Corp.	3,900	438,360
	Macatawa Bank Corp.	800	29,240
	MAF Bancorp, Inc.	3,000	128,580
	Main Street Banks, Inc.	1,099	28,398
	MainSource Financial Group, Inc.	1,400	25,592
*	Markel Corp.	800	262,840
*	MarketAxess Holdings, Inc.	500	6,575

*	Marlin Business Services, Inc.	1,200	27,600
	Marsh & McLennan Companies, Inc.	6,300	194,733
	Marshall & Ilsley Corp.	9,300	409,200
	MASSBANK Corp.	350	11,550
	Mayflower Co-Op Bank Middleboro	200	2,600
	MB Financial, Inc.	2,400	88,224
	MBIA, Inc.	7,600	446,424
	MBT Financial Corp.	900	15,120
	MCG Capital Corp.	2,700	41,310
*	Meadowbrook Insurance Group, Inc.	1,400	9,268
	Medallion Financial Corp.	1,700	20,638
	Mellon Financial Corp.	4,700	169,623
	Mercantile Bancorp, Inc.	200	13,040
	Mercantile Bank Corp.	600	23,298
	Mercantile Bankshares Corp.	4,830	184,506
	Merchants Bancshares, Inc.	600	14,604
	Merchants Group, Inc.	200	5,960
	Mercury General Corp.	4,700	262,730
	Merrill Lynch & Co., Inc.	24,600	1,899,366
	Merrill Merchants Bancshares, Inc.	300	6,906
	Meta Financial Group, Inc.	200	4,200
	MetLife, Inc.	20,400	1,022,448
	MetroCorp Bancshares, Inc.	698	17,345
	MFB Corp.	200	6,164
	MGIC Investment Corp.	5,200	331,500
	MicroFinancial, Inc.	900	3,285
	Mid Penn Bancorp, Inc.	315	8,316
	Midland Co.	1,700	57,239
	MidSouth Bancorp, Inc.	350	9,613
	Mid-State Bancshares	1,800	51,786
	Midwest Banc Holdings, Inc.	2,000	51,400
	MidWestOne Financial Group, Inc.	400	7,564
	Monroe Bancorp	730	11,432
#	Moody’s Corp.	1,700	113,900
	Morgan Stanley	27,500	1,640,650
	Municipal Mortgage & Equity, L.L.C.	3,400	92,174
	MutualFirst Financial, Inc.	500	10,800
*	Nasdaq Stock Market, Inc.	1,900	76,969
	National City Corp.	16,600	577,680
#	National Financial Partners Corp.	2,300	135,355
	National Interstate Corp.	213	4,539
	National Penn Bancshares, Inc.	4,275	89,433
	National Western Life Insurance Co. Class A	300	66,918
	Nationwide Financial Services, Inc.	3,300	141,438
*	Navigators Group, Inc.	1,600	75,040
	NBC Capital Corp.	800	19,608
	NBT Bancorp, Inc.	3,000	68,640
*	Nelnet, Inc. Class A	1,700	70,465
	NetBank, Inc.	2,400	17,880
	New Hampshire Thrift Bancshares, Inc.	300	4,530
	New York Community Bancorp, Inc.	15,200	256,424
	NewAlliance Bancshares, Inc.	10,200	144,738
	NewMil Bancorp, Inc.	402	12,241
*	North Bay Bancorp	300	8,850
	North Central Bancshares, Inc.	200	7,660

	North Fork Bancorporation, Inc.	24,400	623,176
	North Valley Bancorp	750	13,200
	Northeast Bancorp	100	2,240
	Northern Trust Corp.	8,500	448,120
	Northrim BanCorp, Inc.	600	13,950
	Northway Financial, Inc.	200	7,440
	Northwest Bancorp, Inc.	4,654	105,739
	Norwood Financial Corp.	300	9,660
#	Nuveen Investments	1,800	86,706
	NYMAGIC, Inc.	800	20,160
	Oak Hill Financial, Inc.	500	15,750
	OceanFirst Financial Corp.	1,299	30,786
*	Ocwen Financial Corp.	5,700	55,974
#	Odyssey Re Holdings Corp.	6,400	150,272
	Ohio Casualty Corp.	5,400	165,294
	Ohio Valley Banc Corp.	400	10,060
	Old National Bancorp	6,200	131,750
	Old Republic International Corp.	12,900	274,641
	Old Second Bancorp, Inc.	1,200	38,304
	Omega Financial Corp.	1,100	35,772
	optionsXpress Holding, Inc.	546	16,806
	PAB Bankshares, Inc.	860	17,922
	Pacific Capital Bancorp	3,800	135,774
	Pacific Continental Corp.	900	15,390
*	Pacific Mercantile Bancorp	1,100	20,075
*	Pacific Premier Bancorp, Inc.	400	4,800
	Pamrapo Bancorp, Inc.	546	11,027
	Park Bancorp, Inc.	200	6,633
	Park National Corp.	1,100	115,390
	Parkvale Financial Corp.	499	13,932
	Partners Trust Financial Group, Inc.	4,500	53,010
	Peapack-Gladstone Financial Corp.	800	22,600
*	Pelican Financial, Inc.	100	563
*	Penn Treaty American Corp.	2,300	23,920
	Pennfed Financial Services, Inc.	1,400	26,012
	Penns Woods Bancorp, Inc.	300	11,547
*	Pennsylvania Commerce Bancorp, Inc.	624	19,344
	Peoples Bancorp of North Carolina	300	7,146
	Peoples Bancorp, Inc. IN	400	8,600
	Peoples Bancorp, Inc. OH	1,000	29,460
	Peoples Bank CT	1,900	58,786
	Peoples Community Bancorp	500	10,200
	PFF Bancorp, Inc.	2,300	72,289
*	Philadelphia Consolidated Holding Corp.	1,400	149,800
*	Pinnacle Financial Partners, Inc.	800	21,168
*	Piper Jaffray Companies, Inc.	1,000	49,680
	Placer Sierra Bancshares	38	999
*	PMA Capital Corp. Class A	2,700	25,974
	PMI Group, Inc.	5,100	220,830
	PNC Financial Services Group, Inc.	7,600	534,660
	Pocahontas Bancorp, Inc.	400	5,168
*	Portfolio Recovery Associates, Inc.	1,100	53,801
	Potlatch Corp.	1,100	40,084
*	Premier Financial Bancorp, Inc.	403	6,194
	Presidential Life Corp.	1,300	28,483

	Princeton National Bancorp, Inc.	300	9,930
	Principal Financial Group, Inc.	7,600	370,272
	PrivateBancorp, Inc.	1,600	60,688
*	ProAssurance Corp.	2,900	148,741
	Progressive Corp.	2,300	247,135
	Prosperity Bancshares, Inc.	2,600	75,036
	Protective Life Corp.	5,800	282,750
	Provident Bankshares Corp.	3,000	109,110
	Provident Financial Holdings, Inc.	600	17,880
	Provident Financial Services, Inc.	6,300	117,180
	Provident New York Bancorp	4,000	47,680
	Prudential Financial, Inc.	13,600	1,047,744
*	PSB Bancorp, Inc.	400	5,060
	PSB Holdings, Inc.	600	6,511
	Pulaski Financial Corp.	800	13,080
	Radian Group, Inc.	4,700	266,725
	Rainier Pacific Financial Group, Inc.	400	6,240
	Raymond James Financial, Inc.	5,400	232,092
	Regions Financial Corp.	12,300	427,794
	Reinsurance Group of America, Inc.	5,200	240,396
	Renasant Corp.	1,000	34,470
	Republic Bancorp, Inc.	6,840	82,969
	Republic Bancorp, Inc. Class A	1,400	28,000
*	Republic First Bancorp, Inc.	800	11,280
*	Rewards Network, Inc.	2,600	20,462
	Riverview Bancorp, Inc.	500	12,700
	RLI Corp.	2,300	121,256
	Rome Bancorp, Inc.	1,000	11,750
	Royal Bancshares of Pennsylvania, Inc. Class A	1,080	26,190
*	RTW, Inc.	300	3,051
	Rurban Financial Corp.	451	5,764
	S&T Bancorp, Inc.	2,100	76,524
	SAFECO Corp.	7,000	360,570
	Safety Insurance Group, Inc.	300	12,969
	Salisbury Bancorp, Inc.	200	7,540
	Sanders Morris Harris Group, Inc.	2,000	31,960
	Sandy Spring Bancorp, Inc.	1,400	49,658
	SCBT Financial Corp.	800	28,000
	Schwab (Charles) Corp.	9,000	145,890
*	SCPIE Holdings, Inc.	1,100	25,014
*	Seabright Insurance Holdings	44	731
	Seacoast Banking Corp. of Florida	1,500	40,410
	Security Bank Corp.	1,253	28,857
*	Security National Financial Corp. Class A	710	2,343
	SEI Investments Co.	1,100	45,969
	Selective Insurance Group, Inc.	2,500	135,550
	Shore Financial Corp.	200	3,432
*	Siebert Financial Corp.	930	2,373
	Sierra Bancorp	800	20,016
	Simmons First National Corp. Class A	1,300	37,011
	Sky Financial Group, Inc.	8,200	216,234
	SLM Corp.	2,400	135,384
*	SNB Bancshares, Inc.	391	6,889
	Sound Federal Bancorp, Inc.	1,000	20,380
	South Financial Group, Inc.	5,763	151,625

* #	South Street Financial Corp.	200	1,850
*	Southcoast Financial Corp.	500	12,300
	Southern Community Financial Corp.	1,600	15,040
*	Southern Connecticut Bancorp, Inc.	100	700
	Southside Bancshares, Inc.	1,200	24,132
	Southwest Bancorp, Inc.	1,300	28,457
	Southwest Georgia Financial Corp.	300	7,485
	Sovereign Bancorp, Inc.	7,900	164,557
	StanCorp Financial Group, Inc.	4,600	248,860
	State Auto Financial Corp.	3,700	120,546
	State Bancorp, Inc.	900	14,283
	State Street Corp.	3,800	237,424
	Sterling Bancorp	1,635	33,256
	Sterling Bancshares, Inc.	4,200	74,844
	Sterling Financial Corp.	3,200	92,608
	Sterling Financial Corp. (PA)	2,600	53,638
	Stewart Information Services Corp.	1,500	70,425
*	Stifel Financial Corp.	1,000	38,330
*	Stratus Properties, Inc.	835	19,460
	Student Loan Corp.	800	175,592
	Suffolk Bancorp	900	30,879
	Summit Bancshares, Inc.	1,200	21,948
	Summit Bank Corp.	600	9,486
*	Sun American Bancorp	1,700	9,316
*	Sun Bancorp, Inc.	1,600	33,280
	SunTrust Banks, Inc.	9,800	709,226
	Susquehanna Bancshares, Inc.	3,800	91,618
	Sussex Bancorp	305	4,480
	SWS Group, Inc.	1,000	24,370
	Synergy Financial Group, Inc.	1,100	14,696
	Synovus Financial Corp.	12,100	343,035
	T. Rowe Price Group, Inc.	1,700	130,526
	Taylor Capital Group, Inc.	900	33,975
	TCF Financial Corp.	6,700	169,912
	TD Banknorth, Inc.	12,000	368,760
	Team Financial, Inc.	400	5,650
	Teche Holding Co.	200	8,120
*	Tejon Ranch Co.	400	18,960
*	Texas Capital Bancshares, Inc.	362	7,812
	Texas Regional Bancshares, Inc. Class A	4,600	142,048
	Texas United Bancshares, Inc.	200	3,800
	TF Financial Corp.	200	5,700
*	The Banc Corp.	2,100	23,982
*	The Bancorp, Inc.	1,400	29,372
	The Colonial BancGroup, Inc.	6,100	153,171
*	The Enstar Group, Inc.	438	34,900
	The Goldman Sachs Group, Inc.	10,300	1,455,287
*	The Intergroup Corp.	200	2,940
	The Phoenix Companies, Inc.	1,900	27,265
	The Savannah Bancorp, Inc.	500	17,800
	The St. Joe Corp.	400	23,972
	The St. Paul Travelers Companies, Inc.	18,700	803,726
	The Wilber Corp.	600	6,360
	Thomas Properties Group, Inc.	6	73
	TIB Financial Corp.	600	18,576

	TierOne Corp.	1,700	56,100
	Timberland Bancorp, Inc.	300	8,010
	Tompkins County Trustco, Inc.	800	37,336
	Torchmark Corp.	5,900	322,553
	Tower Financial Corp.	325	5,360
	Tower Group, Inc.	400	7,236
*	Tradestation Group, Inc.	1,700	26,996
*	Trammell Crow Co.	3,000	97,440
	Transatlantic Holdings, Inc.	3,800	232,332
*	Triad Guaranty, Inc.	400	18,156
	Trico Bancshares	1,200	31,056
	TrustCo Bank Corp. NY	5,100	64,107
	Trustmark Corp.	5,000	150,750
	U.S. Bancorp	21,000	649,110
*	U.S.I. Holdings Corp.	500	7,170
	UCBH Holdings, Inc.	7,700	137,830
	UICI	800	29,352
	UMB Financial Corp.	1,900	128,516
	Umpqua Holdings Corp.	4,100	110,413
*	Unico American Corp.	100	955
	Union Bankshares Corp.	800	36,088
	Union Bankshares, Inc.	500	10,935
	Union Financial Bancshares, Inc.	200	3,450
	UnionBanCal Corp.	5,700	393,813
	UnionBancorp, Inc.	400	8,300
	United Bancshares, Inc.	400	6,320
	United Bankshares, Inc.	3,900	146,133
*	United Capital Corp.	800	21,576
	United Community Banks, Inc.	3,300	90,255
	United Community Financial Corp.	2,800	34,272
	United Financial Corp.	325	7,192
	United Fire & Casualty Co.	2,200	78,738
*	United PanAm Financial Corp.	1,500	40,350
	United Security Bancshares	529	21,149
	Unitrin, Inc.	5,300	256,255
	Unity Bancorp, Inc.	600	9,060
*	Universal American Financial Corp.	2,300	34,845
	Univest Corporation of Pennsylvania	656	16,052
	UnumProvident Corp.	16,900	349,661
	USB Holding Co., Inc.	1,900	41,724
	Vail Banks, Inc.	600	9,300
*	Valley Bancorp	198	7,671
	Valley National Bancorp	7,100	172,459
	Vineyard National Bancorp Co.	600	18,000
*	Virginia Commerce Bancorp, Inc.	1,100	39,930
	Virginia Financial Group, Inc.	736	29,440
	Wachovia Corp.	41,600	2,332,512
	Waddell & Reed Financial, Inc.	2,100	48,909
	Wainwright Bank & Trust Co.	700	7,140
	Washington Banking Co.	692	12,968
	Washington Federal, Inc.	7,400	175,084
	Washington Mutual, Inc.	25,900	1,105,930
	Washington Savings Bank, FSB	500	4,200
	Washington Trust Bancorp, Inc.	1,200	32,604
	Wayne Savings Bancshares, Inc.	300	4,503

	Webster Financial Corp.	4,600	216,890
	Wells Fargo & Co.	19,400	1,245,480
	Wesbanco, Inc.	1,910	60,643
	Wesco Financial Corp.	670	265,990
	West Bancorporation	1,302	24,217
	West Coast Bancorp	1,300	35,087
	Westamerica Bancorporation	2,200	119,328
	Westbank Corp.	250	3,895
*	Western Sierra Bancorp	500	21,515
	Westfield Financial, Inc.	1,000	24,760
	Westwood Holdings Group, Inc.	200	3,900
	Whitney Holding Corp.	5,400	184,842
	Willow Grove Bancorp, Inc.	1,400	23,772
	Wilmington Trust Corp.	4,400	188,364
	Wilshire Bancorp, Inc.	2,347	45,180
*	Wilshire Enterprises, Inc.	900	7,524
	Wintrust Financial Corp.	2,100	110,628
*	World Acceptance Corp.	1,600	41,248
	WVS Financial Corp.	302	5,013
	Yardville National Bancorp	1,000	35,950
	Zenith National Insurance Corp.	2,350	121,025
	Zions Bancorporation	4,000	330,080
Total Financials			91,991,629

Consumer Discretionary — (13.3%)
*	1-800 CONTACTS, Inc.	300	4,053
*	1-800-FLOWERS.COM, Inc.	1,500	9,570
*	4Kids Entertainment, Inc.	800	13,600
*	99 Cents Only Stores	2,000	22,760
*	A.C. Moore Arts & Crafts, Inc.	400	7,200
	Aaron Rents, Inc.	3,700	96,940
	Aaron Rents, Inc. Class A	700	17,150
	Abercrombie & Fitch Co.	1,100	74,052
	Acme United Corp.	100	1,315
*	Advance Auto Parts, Inc.	1,300	53,755
	Advo, Inc.	2,200	70,730
*	Aeropostale, Inc.	2,200	63,118
	AFC Enterprises, Inc.	1,600	24,864
*	Aftermarket Technology Corp.	1,900	41,230
*	Alderwoods Group, Inc.	3,600	61,488
	Aldila, Inc.	500	16,150
*	All American Semiconductor, Inc.	100	471
*	Alliance Gaming Corp.	3,500	51,800
*	Alloy, Inc.	1,252	16,489
* #	Amazon.com, Inc.	2,500	93,725
	Ambassadors Group, Inc.	800	19,352
	American Axle & Manufacturing Holdings, Inc.	4,200	68,124
*	American Biltrite, Inc.	300	3,417
	American Eagle Outfitters, Inc.	4,100	104,304
	American Greetings Corp. Class A	5,100	106,998
*	America’s Car-Mart, Inc.	900	16,578
	Ameristar Casinos, Inc.	2,800	61,852
*	AnnTaylor Stores Corp.	6,000	217,800
* #	Apollo Group, Inc. Class A	1,100	54,318
	Applebees International, Inc.	4,100	94,874

	Arbitron, Inc.	1,300	50,960
	Arctic Cat, Inc.	1,100	26,400
	Ark Restaurants Corp.	300	9,150
	ArvinMeritor, Inc.	6,500	108,810
*	Asbury Automotive Group, Inc.	3,000	57,450
*	Audiovox Corp. Class A	1,100	14,047
*	AutoNation, Inc.	14,900	311,559
*	Autozone, Inc.	1,000	96,680
* #	Avatar Holdings, Inc.	800	44,664
*	Aztar Corp.	3,200	96,576
*	Bakers Footwear Group, Inc.	600	13,170
*	Ballantyne of Omaha, Inc.	1,500	6,075
* #	Bally Total Fitness Holding Corp.	2,700	21,411
	Bandag, Inc.	900	38,493
	Bandag, Inc. Class A	900	33,201
#	Barnes & Noble, Inc.	5,500	236,885
	Bassett Furniture Industries, Inc.	600	11,574
	Beasley Broadcast Group, Inc.	700	9,478
	Beazer Homes USA, Inc.	3,500	222,075
	Bebe Stores, Inc.	1,900	32,623
*	Bed Bath and Beyond, Inc.	3,400	122,536
	Belo Corp. Class A	8,100	172,044
*	Benihana, Inc. Class A	600	16,092
	Best Buy Co., Inc.	3,000	161,580
	Big 5 Sporting Goods Corp.	200	4,358
*	Big Dog Holdings, Inc.	1,000	10,050
*	Big Lots, Inc.	10,500	133,455
*	BJ’s Restaurants, Inc.	1,800	45,702
	Black & Decker Corp.	1,400	119,812
*	Blount International, Inc.	1,300	21,242
*	Blue Nile, Inc.	200	6,674
*	Bluegreen Corp.	1,300	20,631
	Blyth, Inc.	1,100	24,508
	Bob Evans Farms, Inc.	3,300	96,261
*	Bombay Co., Inc.	1,700	5,372
	Bon-Ton Stores, Inc.	700	19,054
	Books-A—Million, Inc.	300	3,462
	Borders Group, Inc.	6,100	147,193
	BorgWarner, Inc.	4,900	273,273
	Bowl America, Inc. Class A	300	4,230
	Boyd Gaming Corp.	2,800	122,444
*	Bright Horizons Family Solutions, Inc.	1,500	50,265
	Brinker International, Inc.	5,800	241,570
	Brown Shoe Company, Inc.	1,600	76,320
	Brunswick Corp.	4,200	164,766
	Buckle, Inc.	1,000	38,250
	Building Materials Holding Corp.	1,200	80,760
	Burlington Coat Factory Warehouse Corp.	3,100	139,624
* #	Cabela’s, Inc.	3,300	62,403
*	Cablevision Systems New York Group Class A	2,100	55,125
*	Cache, Inc.	1,500	26,070
	Cadmus Communications Corp.	800	15,144
*	California Coastal Communities, Inc.	1,000	38,490
*	California Pizza Kitchen, Inc.	1,600	48,096
*	Canterbury Park Holding Corp.	300	4,455

*	Career Education Corp.	5,900	193,756
*	CarMax, Inc.	6,300	197,946
	Carmike Cinemas, Inc.	800	19,056
*	Carriage Services, Inc.	400	1,984
*	Carter’s, Inc.	1,500	95,985
*	Casual Male Retail Group, Inc.	2,800	25,508
	Catalina Marketing Corp.	2,000	44,360
	Cato Corp. Class A	2,600	54,262
*	Cavalier Homes, Inc.	1,700	12,019
*	Cavco Industries, Inc.	700	32,235
	CBRL Group, Inc.	3,900	173,277
	CBS Corp. Class A	1,150	28,140
	CBS Corp. Class B	13,400	327,764
*	CEC Entertainment, Inc.	2,900	94,424
#	Centex Corp.	6,100	412,421
*	Champion Enterprises, Inc.	3,100	48,112
*	Champps Entertainment, Inc.	1,400	11,284
#	Charles and Colvard, Ltd.	375	5,257
*	Charlotte Russe Holding, Inc.	2,000	36,400
*	Charming Shoppes, Inc.	11,100	148,629
*	Checkers Drive-In Restaurants, Inc.	1,200	17,628
* #	Cheesecake Factory, Inc.	2,800	101,248
	Cherokee, Inc.	300	11,562
*	Chicos FAS, Inc.	2,500	117,625
	Choice Hotels International, Inc.	2,100	93,513
	Christopher & Banks Corp.	2,500	54,825
*	Chromcraft Revington, Inc.	500	6,500
	Churchill Downs, Inc.	600	24,042
	Citadel Broadcasting Co.	10,800	120,312
	CKE Restaurants, Inc.	2,400	40,824
*	CKX, Inc.	1,937	27,912
	Claire’s Stores, Inc.	3,300	105,732
	Clear Channel Communications, Inc.	14,600	413,180
*	Coach, Inc.	2,300	82,156
	Coachmen Industries, Inc.	800	9,440
	Coast Distribution System, Inc.	500	3,625
*	Cobra Electronics Corp.	700	8,141
*	Coldwater Creek, Inc.	2,450	55,051
*	Collectors Universe, Inc.	900	13,365
	Collegiate Pacific, Inc.	1,000	10,400
*	Columbia Sportswear Co.	3,200	161,152
*	Comcast Corp. Class A	25,300	678,799
*	Comcast Corp. Special Class A Non-Voting	22,300	596,525
*	Conn’s, Inc.	1,700	63,325
#	Cooper Tire & Rubber Co.	1,100	16,390
*	Cosi, Inc.	400	3,724
*	Cost Plus, Inc.	1,200	23,028
	Courier Corp.	1,000	39,470
*	Cox Radio, Inc.	2,100	29,043
	CPI Corp.	300	5,265
	Craftmade International, Inc.	400	7,280
*	Crown Media Holdings, Inc.	4,000	31,400
*	CSK Auto Corp.	2,400	38,184
	CSS Industries, Inc.	900	27,720
*	Culp, Inc.	400	1,980

*	Cumulus Media, Inc. Class A	4,750	55,100
	Cutter & Buck, Inc.	1,200	14,352
*	Cybex International, Inc.	1,400	8,386
*	Cycle Country Accessories Corp.	300	1,125
#	Dana Corp.	4,500	7,920
	Darden Restaurants, Inc.	2,000	83,880
	Deb Shops, Inc.	1,100	34,815
*	Deckers Outdoor Corp.	1,100	37,290
	Decorator Industries, Inc.	100	832
*	dELiA*s, Inc.	1,343	11,966
	Delphi Corp.	6,000	1,920
	Delta Apparel, Inc.	800	12,400
*	Design Within Reach, Inc.	200	1,270
*	DeVry, Inc.	6,000	140,880
* #	Dick’s Sporting Goods, Inc.	300	11,370
	Dillards, Inc. Class A	6,500	160,355
	Disney (Walt) Co.	51,800	1,449,882
*	Dixie Group, Inc.	800	13,104
	Dollar General Corp.	11,600	202,072
* #	Dollar Tree Stores, Inc.	6,800	186,456
*	Dominion Homes, Inc.	400	3,840
	Domino’s Pizza, Inc.	3,600	91,800
	Dover Downs Gaming & Entertainment, Inc.	800	13,280
	Dover Motorsports, Inc.	1,500	7,455
	Dow Jones & Co., Inc.	1,700	69,105
*	Drew Industries, Inc.	1,400	45,430
*	drugstore.com, Inc.	9,580	24,142
	DRYCLEAN USA, Inc.	100	219
*	Duckwall-ALCO Stores, Inc.	100	2,419
*	Dura Automotive Systems, Inc.	700	1,603
*	Earle M. Jorgensen Co.	500	7,000
#	Eastman Kodak Co.	11,700	328,185
*	EchoStar Communications Corp. Class A	1,400	41,118
*	Educate, Inc.	300	2,583
*	Education Management Corp.	4,400	165,440
	Educational Development Corp.	300	2,415
*	EMAK Worldwide, Inc.	400	3,296
*	Emerson Radio Corp.	2,400	7,680
*	Emmis Communications Corp. Class A	1,700	27,829
*	Entercom Communications Corp.	3,500	98,595
*	Entravision Communications Corp.	4,900	36,407
* #	Escala Group, Inc.	1,900	47,215
	Escalade, Inc.	841	9,537
	Ethan Allen Interiors, Inc.	2,800	113,988
*	Factory Card & Party Outlet Corp.	300	2,490
*	Fairchild Corp. Class A	1,100	2,618
#	Family Dollar Stores, Inc.	6,300	162,036
*	Famous Dave’s of America, Inc.	1,000	13,810
	Fedders Corp.	1,000	1,470
	Federated Department Stores, Inc.	6,700	475,968
	Finish Line, Inc. Class A	4,000	66,960
*	Finlay Enterprises, Inc.	500	4,240
*	Fisher Communications, Inc.	700	29,960
*	Fleetwood Enterprises, Inc.	2,600	29,380
	Flexsteel Industries, Inc.	698	9,877

	Foot Locker, Inc.	7,100	164,081
	Ford Motor Co.	30,100	239,897
#	Fortune Brands, Inc.	3,800	294,690
* #	Fossil, Inc.	6,500	110,630
*	Fountain Powerboat Industries, Inc.	500	3,720
*	Fox & Hound Restaurant Group	200	3,244
*	Franklin Covey Co.	2,000	15,540
*	Franklin Electronic Publishers, Inc.	700	2,975
	Fred’s, Inc.	3,300	46,101
*	Friendly Ice Cream Corp.	300	2,916
	Frisch’s Restaurants, Inc.	500	10,450
	Furniture Brands International, Inc.	4,700	116,184
*	Gaiam, Inc.	1,340	18,492
*	GameStop Corp. Class A	2,800	112,084
*	GameStop Corp. Class B	300	10,953
*	GameTech International, Inc.	1,200	5,760
	Gaming Partners International Corp.	300	4,125
* #	Gander Mountain Co.	200	1,338
	Gannett Co., Inc.	4,100	254,856
	Gap, Inc.	8,400	155,736
*	Gaylord Entertainment Co.	3,100	138,415
*	Gemstar-TV Guide International, Inc.	29,300	88,486
#	General Motors Corp.	15,100	306,681
*	Genesco, Inc.	1,900	77,140
	Gentek, Inc.	1,000	18,960
	Gentex Corp.	10,400	173,264
	Genuine Parts Co.	7,100	316,092
*	Getty Images, Inc.	800	64,824
*	G-III Apparel Group, Ltd.	902	14,423
* #	Goodyear Tire & Rubber Co.	5,200	74,516
*	Gottschalks, Inc.	800	7,288
	Gray Television, Inc.	800	6,736
	Gray Television, Inc. Class A	100	815
*	Group 1 Automotive, Inc.	1,500	57,420
*	GSI Commerce, Inc.	2,100	33,495
*	Guess, Inc.	1,800	65,142
*	Guitar Center, Inc.	1,000	51,760
*	Gymboree Corp.	2,700	61,722
	H&R Block, Inc.	3,900	86,970
*	Hampshire Group, Ltd.	800	19,544
	Hancock Fabrics, Inc.	1,100	4,565
	Harley-Davidson, Inc.	1,700	89,267
	Harman International Industries, Inc.	800	88,280
	Harrah’s Entertainment, Inc.	5,000	359,600
*	Harris Interactive, Inc.	5,643	31,714
	Harte-Hanks, Inc.	2,900	81,229
*	Hartmarx Corp.	1,400	12,138
	Hasbro, Inc.	15,300	310,437
*	Hastings Entertainment, Inc.	800	4,232
	Haverty Furniture Co., Inc.	1,600	22,800
	Haverty Furniture Co., Inc. Class A	300	4,263
*	Hayes Lemmerz International, Inc.	1,000	3,130
	Hearst-Argyle Television, Inc.	4,400	105,028
*	Hibbett Sporting Goods, Inc.	1,500	48,120
	Hilton Hotels Corp.	15,600	377,520

	Hollinger International, Inc. Class A	3,700	34,410
*	Hollywood Media Corp.	2,900	14,094
	Home Depot, Inc.	28,300	1,192,845
* #	Home Solutions of America, Inc.	2,700	15,795
	Horton (D.R.), Inc.	7,600	259,236
*	Hot Topic, Inc.	1,600	21,088
* #	Hovnanian Enterprises, Inc. Class A	1,600	73,776
*	Iconix Brand Group, Inc.	3,000	40,140
	IHOP Corp.	1,700	86,530
	ILX Resorts, Inc.	300	3,102
*	Image Entertainment, Inc.	2,200	7,480
*	IMPCO Technologies, Inc.	1,000	6,260
* #	Infosonics Corp.	500	5,925
*	Insight Enterprises, Inc.	4,400	94,732
	Interactive Data Corp.	8,000	180,000
*	Interface, Inc. Class A	3,800	42,104
	International Game Technology	4,500	160,965
	International Speedway Corp. Class A	2,300	108,928
*	Interpublic Group of Companies, Inc.	7,400	76,664
*	Interstate Hotels & Resorts, Inc.	2,500	11,950
*	INVESTools, Inc.	2,800	21,700
*	Isle of Capri Casinos, Inc.	2,800	84,868
*	ITT Educational Services, Inc.	1,200	74,400
	J. Alexander’s Corp.	700	5,614
*	J. Jill Group, Inc.	900	21,267
*	Jack in the Box, Inc.	3,300	132,000
	Jackson Hewitt Tax Service, Inc.	2,900	82,360
*	Jaclyn, Inc.	100	815
*	Jakks Pacific, Inc.	1,700	42,194
*	Jameson Inns, Inc.	5,900	15,576
* #	Jarden Corp.	5,600	167,944
*	Jennifer Convertibles, Inc.	500	2,437
	Johnson Controls, Inc.	5,100	363,477
#	Jones Apparel Group, Inc.	10,000	289,200
*	Jos. A. Bank Clothiers, Inc.	1,125	50,186
	Journal Communications, Inc. Class A	700	8,617
	Journal Register Co.	2,100	27,006
*	K2, Inc.	1,000	11,400
	KB Home	3,800	254,714
	Kellwood Co.	1,200	30,888
	Kenneth Cole Productions, Inc. Class A	700	19,257
*	Keystone Automotive Industries, Inc.	1,300	57,460
	Kimball International, Inc. Class B	2,200	31,174
*	Kirkland’s, Inc.	200	1,048
	Knape & Vogt Manufacturing Co.	300	5,532
	Knight-Ridder, Inc.	2,700	162,054
*	Kohl’s Corp.	3,400	163,574
	Koss Corp.	400	11,000
* #	Krispy Kreme Doughnuts, Inc.	2,400	16,200
	K-Swiss, Inc. Class A	1,800	52,524
*	LaCrosse Footwear, Inc.	500	5,940
*	Lakeland Industries, Inc.	600	11,568
*	Lamar Advertising Co.	3,700	188,774
	Landry’s Restaurants, Inc.	1,100	33,957
*	Laureate Education, Inc.	3,162	163,728

*	Lazare Kaplan International, Inc.	400	3,300
#	La-Z—Boy, Inc.	4,800	76,560
* #	Leapfrog Enterprises, Inc.	700	8,155
	Lear Corp.	1,400	29,204
	Lee Enterprises, Inc.	2,000	69,900
	Leggett & Platt, Inc.	7,300	171,404
	Lennar Corp. Class A	6,900	413,034
	Lennar Corp. Class B	1,800	99,720
*	Lenox Group, Inc.	1,500	20,040
	Levitt Corp. Class A	400	9,304
*	Liberty Global, Inc. Class A	11,700	237,627
*	Liberty Media Corp. Class A	72,500	597,400
*	Liberty Media Corp. Class B	2,300	18,906
*	LIFE TIME FITNESS, Inc.	2,500	104,900
	Lifetime Brands, Inc.	400	9,032
	Limited Brands, Inc.	5,100	120,717
*	Lin TV Corp.	1,400	13,062
	Lithia Motors, Inc. Class A	800	25,632
*	Live Nation, Inc.	1,087	19,403
	Liz Claiborne, Inc.	2,900	104,487
*	LKQ Corp.	3,400	74,868
*	Lodgenet Entertainment Corp.	800	11,392
*	Lodgian, Inc.	2,400	30,096
	Lone Star Steakhouse & Saloon, Inc.	600	16,176
	Lowe’s Companies, Inc.	8,600	586,348
*	Luby’s, Inc.	2,100	31,311
	M/I Homes, Inc.	700	29,484
*	Mace Security International, Inc.	1,749	4,058
*	Main Street Restaurant Group, Inc.	1,700	9,350
*	MarineMax, Inc.	1,700	52,462
	Marriott International, Inc. Class A	1,600	109,440
* #	Martha Stewart Living Omnimedia, Inc.	400	6,920
* #	Marvel Entertainment, Inc.	5,200	96,304
	Mattel, Inc.	12,700	213,995
	Matthews International Corp. Class A	2,300	85,422
*	McCormick & Schmick’s Seafood Restaurants, Inc.	1,200	28,116
	McDonald’s Corp.	16,800	586,488
	McGraw-Hill Companies, Inc.	2,100	111,489
	MDC Holdings, Inc.	2,300	140,967
*	Meade Instruments Corp.	1,100	3,135
	Media General, Inc. Class A	1,100	55,110
*	Mediacom Communications Corp.	4,700	26,508
	Meredith Corp.	2,700	148,743
* #	Meritage Homes Corp.	1,400	81,942
*	Mestek, Inc.	800	10,344
*	MGM Mirage	14,500	536,065
	Michaels Stores, Inc.	4,200	134,820
*	Midas, Inc.	300	5,712
*	Mikohn Gaming Corp.	400	3,176
*	Mity Enterprises, Inc.	400	7,536
	Modine Manufacturing Co.	2,900	81,345
*	Mohawk Industries, Inc.	3,700	320,087
	Monaco Coach Corp.	1,600	22,896
*	Monarch Casino & Resort, Inc.	1,100	29,491
	Monro Muffler Brake, Inc.	1,100	39,798

*	Mothers Work, Inc.	600	14,934
	Movado Group, Inc.	900	19,620
#	Movie Gallery, Inc.	600	1,914
*	MTR Gaming Group, Inc.	2,400	23,928
* #	Multimedia Games, Inc.	1,500	15,885
*	Nathan’s Famous, Inc.	500	6,125
	National Presto Industries, Inc.	700	30,625
#	Nautilus Group, Inc.	1,300	21,385
* #	Navarre Corp.	600	2,298
	Nelson (Thomas), Inc.	1,000	29,250
*	Netflix, Inc.	2,100	56,301
*	Nevada Gold & Casinos, Inc.	1,100	10,395
*	New Frontier Media, Inc.	2,300	16,399
*	New York & Co., Inc.	500	8,435
	Newell Rubbermaid, Inc.	3,400	84,558
	News Corp. Class A	59,900	975,172
#	News Corp., Inc. Class B When Issued	27,900	478,485
	NIKE, Inc. Class B	1,500	130,170
	Nobility Homes, Inc.	405	10,368
	Noble International, Ltd.	1,200	18,420
	Nordstrom, Inc.	3,600	136,800
*	NTL, Inc.	4,900	322,665
* #	Nutri/System, Inc.	1,500	64,455
#	Oakley, Inc.	5,300	80,666
*	O’Charleys, Inc.	2,000	35,520
*	Office Depot, Inc.	11,300	403,184
	OfficeMax, Inc.	6,100	178,913
	Omnicom Group, Inc.	2,400	191,568
*	Opinion Research Corp.	100	551
*	O’Reilly Automotive, Inc.	6,500	212,680
	Orleans Homebuilders, Inc.	1,000	19,540
#	Outback Steakhouse, Inc.	5,000	209,050
*	Outdoor Channel Holdings, Inc.	2,300	30,176
* #	Overstock.com, Inc.	600	13,500
	Oxford Industries, Inc.	1,700	77,826
*	P & F Industries, Inc. Class A	300	3,855
*	P.F. Chang’s China Bistro, Inc.	1,000	48,340
* #	Pacific Sunwear of California, Inc.	5,000	119,050
*	Palm Harbor Homes, Inc.	2,000	41,900
*	Panera Bread Co.	800	56,688
*	Pantry, Inc.	1,600	94,672
*	Papa John’s International, Inc.	1,400	46,060
*	Payless ShoeSource, Inc.	6,300	149,310
*	PC Mall, Inc.	1,000	6,180
*	Penn National Gaming, Inc.	1,900	65,892
	Penney (J.C.) Co., Inc.	3,500	205,240
*	Perry Ellis International, Inc.	800	17,608
*	PetMed Express, Inc.	800	14,952
	PETsMART, Inc.	2,300	59,708
	Phillips-Van Heusen Corp.	3,800	134,900
*	Phoenix Footwear Group, Inc.	600	3,210
*	Pinnacle Entertainment, Inc.	4,000	112,200
*	Pixar, Inc.	1,400	89,320
*	Playboy Enterprises, Inc. Class A	400	5,000
*	Playboy Enterprises, Inc. Class B	2,400	33,264

*	Point.360	100	227
	Polaris Industries, Inc.	1,200	60,060
	Polo Ralph Lauren Corp.	2,600	150,696
*	Pomeroy IT Solutions, Inc.	200	1,860
#	Pre-Paid Legal Services, Inc.	600	21,666
* #	Priceline.com, Inc.	3,200	78,560
*	PRIMEDIA, Inc.	7,900	17,854
*	Princeton Review, Inc.	2,400	12,792
*	Proliance International, Inc.	700	3,675
*	ProQuest Co.	1,400	29,820
	Pulte Homes, Inc.	9,800	376,418
*	QEP Co., Inc.	400	4,280
*	Quaker Fabric Corp.	200	566
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	5,600	25,368
*	Quiksilver, Inc.	4,800	69,600
*	R&B, Inc.	1,117	11,851
*	R.H. Donnelley Corp.	1,265	77,165
*	Radio One, Inc. Class A	500	4,225
*	Radio One, Inc. Class D	4,600	38,364
	RadioShack Corp.	4,800	93,840
*	Rare Hospitality International, Inc.	3,100	99,200
*	RC2 Corp.	1,600	57,648
*	RCN Corp.	3,400	85,000
	Reader’s Digest Association, Inc.	6,800	103,292
*	Reading International, Inc. Class A	2,200	17,798
*	Red Lion Hotels Corp.	600	6,990
* #	Red Robin Gourmet Burgers, Inc.	1,200	47,988
* #	RedEnvelope, Inc.	700	6,762
*	Regent Communications, Inc.	1,660	7,586
	Regis Corp.	4,200	160,776
*	Rent-A—Center, Inc.	6,500	151,710
*	Rentrak Corp.	1,000	10,690
*	Rent-Way, Inc.	900	6,093
*	Restoration Hardware, Inc.	2,000	10,760
* #	Retail Ventures, Inc.	3,600	47,736
*	Rex Stores Corp.	600	9,192
*	Rockford Corp.	800	3,208
*	Rocky Shoes & Boots, Inc.	300	7,122
	Ross Stores, Inc.	1,900	53,808
*	Rubio’s Restaurants, Inc.	900	9,225
#	Ruby Tuesday, Inc.	4,900	139,895
	Russ Berrie & Co., Inc.	1,200	16,308
	Russell Corp.	1,700	24,276
*	Ryan’s Restaurant Group, Inc.	3,800	50,198
	Ryland Group, Inc.	2,800	195,300
*	Saga Communications, Inc. Class A	1,000	9,470
	Saks, Inc.	10,800	204,120
*	Salem Communications Corp.	1,712	23,934
* #	Salton, Inc.	800	1,144
	Sauer-Danfoss, Inc.	4,400	94,380
*	Scholastic Corp.	2,000	58,840
*	Scientific Games Corp.	2,400	73,392
	SCP Pool Corp.	1,300	56,511
	Scripps (E.W.) Co.	5,200	250,016
*	Sears Holdings Corp.	2,800	337,260

*	Select Comfort Corp.	1,200	43,860
	Service Corp. International	25,200	200,340
* #	Sharper Image Corp.	400	4,720
	Sherwin-Williams Co.	1,800	81,990
*	Shiloh Industries, Inc.	1,675	27,302
*	Shoe Carnival, Inc.	300	6,741
* #	Shuffle Master, Inc.	1,300	33,969
	Sinclair Broadcast Group, Inc. Class A	3,900	28,041
* #	Sirius Satellite Radio, Inc.	15,700	80,227
* #	Six Flags, Inc.	4,500	47,475
*	Skechers U.S.A., Inc. Class A	2,100	44,520
	Skyline Corp.	800	32,096
*	Smith & Wesson Holding Corp.	2,500	12,500
	Snap-On, Inc.	5,000	194,600
	Sonic Automotive, Inc.	2,700	71,523
*	Sonic Corp.	3,500	110,635
*	Sotheby’s Holdings, Inc. Class A	2,000	42,240
*	Source Interlink Companies, Inc.	4,300	46,225
*	Spanish Broadcasting System, Inc.	800	4,488
	Spartan Motors, Inc.	700	7,511
	Speedway Motorsports, Inc.	3,700	132,645
*	Sport Chalet, Inc. Class A	175	1,421
*	Sport Chalet, Inc. Class B	225	1,800
*	Sportsman’s Guide, Inc.	700	17,703
	Stage Stores, Inc.	2,500	72,900
*	Stamps.com, Inc.	800	25,768
	Standard Motor Products, Inc.	400	4,244
	Standard Pacific Corp.	3,500	114,975
	Stanley Furniture, Inc.	1,200	30,600
	Staples, Inc.	5,300	130,062
*	Starbucks Corp.	4,500	163,440
	Station Casinos, Inc.	800	54,760
	Stein Mart, Inc.	1,700	28,356
*	Steinway Musical Instruments, Inc.	100	3,295
	Steven Madden, Ltd.	1,300	41,665
	Stewart Enterprises, Inc.	3,700	18,759
*	Stoneridge, Inc.	300	1,782
*	Strattec Security Corp.	300	12,138
	Strayer Education, Inc.	500	48,165
	Stride Rite Corp.	3,300	45,870
	Sturm Ruger & Co., Inc.	1,700	12,240
*	Sunterra Corp.	2,000	30,000
#	Superior Industries International, Inc.	2,400	51,720
	Superior Uniform Group, Inc.	300	3,324
	Syms Corp.	1,300	18,980
* #	Syntax-Brillian Corp.	1,700	7,327
*	Systemax, Inc.	3,700	25,715
#	Talbots, Inc.	2,700	71,982
	Tandy Brand Accessories, Inc.	600	6,486
*	Tandy Leather Factory, Inc.	1,000	6,370
	Target Corp.	11,700	636,480
*	Tarragon Corp.	1,500	28,995
*	Tarrant Apparel Group	600	696
	Technical Olympic USA, Inc.	3,100	65,658
*	Tempur-Pedic International, Inc.	1,400	16,520

*	Tenneco Automotive, Inc.	3,100	70,215
*	Texas Roadhouse, Inc.	600	9,216
* #	The Children’s Place Retail Stores, Inc.	2,100	98,007
*	The DIRECTV Group, Inc.	21,900	345,144
*	The Dress Barn, Inc.	2,100	90,678
	The Hallwood Group, Inc.	100	14,900
	The Marcus Corp.	1,000	16,430
	The McClatchey Co.	800	44,216
*	The Men’s Wearhouse, Inc.	4,400	137,808
#	The New York Times Co. Class A	4,100	115,702
	The Pep Boys - Manny, Moe & Jack	5,000	78,500
*	The Sports Authority, Inc.	2,000	73,180
	The Stanley Works	3,400	170,476
*	The Steak n Shake Co.	1,500	27,345
	The TJX Companies, Inc.	6,200	151,838
	Thor Industries, Inc.	1,900	89,680
	Tiffany & Co.	5,700	211,641
*	Timberland Co. Class A	1,800	63,090
	Time Warner, Inc.	123,700	2,141,247
*	TiVo, Inc.	1,800	9,990
*	Toll Brothers, Inc.	3,600	116,496
*	Too, Inc.	2,800	85,204
*	Tractor Supply Co.	1,300	82,134
	Traffix, Inc.	1,500	7,800
	Triarc Companies, Inc. Class A	2,100	35,658
	Tribune Co.	11,100	339,660
*	Triple Crown Media, Inc.	90	603
*	TRW Automotive Holdings Corp.	8,500	217,600
	Tuesday Morning Corp.	1,400	30,814
	Tupperware Corp.	4,200	88,998
*	Tweeter Home Entertainment Group, Inc.	1,100	8,844
*	Unifi, Inc.	2,300	7,061
	Unifirst Corp.	400	13,404
	United Auto Group, Inc.	3,900	168,636
*	United Retail Group, Inc.	1,300	21,515
*	Universal Electronics, Inc.	1,400	25,144
*	Universal Technical Institute, Inc.	900	27,729
*	Univision Communications, Inc. Class A	13,500	451,575
* #	Urban Outfitters, Inc.	2,000	56,200
	V.F. Corp.	4,400	241,120
*	Vail Resorts, Inc.	3,500	115,640
*	Valassis Communications, Inc.	800	22,040
	Value Line, Inc.	300	10,155
*	ValueVision Media, Inc. Class A	3,300	41,943
*	Varsity Group, Inc.	200	804
*	VCG Holding Corp.	100	104
*	Vertrue, Inc.	669	29,476
*	Viacom, Inc. Class A	1,150	45,988
*	Viacom, Inc. Class B	13,400	535,464
*	Virco Manufacturing Corp.	600	3,330
	Visteon Corp.	6,200	28,892
*	Warnaco Group, Inc.	4,300	99,803
	Washington Post Co.	300	225,675
*	WCI Communities, Inc.	2,300	58,052
*	Weight Watchers International, Inc.	1,300	68,211

	Wendy’s International, Inc.	4,800	277,920
*	West Marine, Inc.	600	7,722
	Westwood One, Inc.	4,300	47,945
*	Wet Seal, Inc. Class A	4,800	25,488
	Weyco Group, Inc.	900	17,361
	Whirlpool Corp.	2,700	242,433
	Wiley (John) & Sons, Inc. Class A	1,200	45,180
	Wiley (John) & Sons, Inc. Class B	200	7,600
* #	Williams-Sonoma, Inc.	1,300	52,637
*	Wilsons The Leather Experts, Inc.	2,001	6,703
*	Winmark Corp.	295	6,652
#	Winnebago Industries, Inc.	2,000	64,240
*	WMS Industries, Inc.	1,800	52,290
	Wolverine World Wide, Inc.	4,900	108,094
	World Wrestling Federation Entertainment, Inc.	1,800	26,910
* #	Wynn Resorts, Ltd.	1,300	86,385
	Xerium Technologies, Inc.	400	3,700
*	XM Satellite Radio Holdings, Inc.	1,800	39,762
	Yankee Candle Co., Inc.	900	26,136
*	Young Broadcasting, Inc. Class A	600	1,818
	Yum! Brands, Inc.	1,600	76,320
*	Zale Corp.	2,600	67,730
*	Zapata Corp.	1,300	7,878
Total Consumer Discretionary			50,977,513

Information Technology — (13.0%)
*	3Com Corp.	33,300	154,845
*	Acacia Research-Acacia Technologies	2,600	21,580
*	Access Integrated Technologies, Inc.	600	6,834
*	Actel Corp.	2,400	35,016
*	ActivCard Corp.	2,700	9,882
* #	Activision, Inc.	18,533	231,663
*	Actuate Corp.	5,600	21,728
	Acxiom Corp.	5,800	150,104
*	Adaptec, Inc.	10,500	65,730
* #	ADC Telecommunications, Inc.	4,600	116,472
*	ADDvantage Technologies Group, Inc.	400	2,244
*	ADE Corp.	1,200	39,696
#	Adobe Systems, Inc.	3,500	135,170
#	Adtran, Inc.	2,900	79,808
*	Advanced Digital Information Corp.	5,800	50,228
*	Advanced Micro Devices, Inc.	6,700	259,089
*	Advent Software, Inc.	2,200	61,160
*	Aehr Test Systems	900	3,375
*	Aeroflex, Inc.	6,900	89,700
*	Aetrium, Inc.	800	4,296
*	Affiliated Computer Services, Inc. Class A	4,200	264,264
*	Agere Systems, Inc. Class A	4,400	59,092
*	Agile Software Corp.	5,000	34,700
*	Agilent Technologies, Inc.	3,400	122,400
	Agilysys, Inc.	1,400	20,006
*	Airspan Networks, Inc.	3,700	22,755
* #	Akamai Technologies, Inc.	3,100	82,150
* #	Alliance Data Systems Corp.	4,800	207,648
*	Alliance Semiconductor Corp.	1,243	3,244

*	Altera Corp.	2,800	56,112
*	Altiris, Inc.	2,600	51,506
	American Software, Inc. Class A	2,000	13,600
*	American Technical Ceramics Corp.	600	8,304
*	AMIS Holdings, Inc.	4,900	42,238
*	Amkor Technology, Inc.	6,300	55,944
	Amphenol Corp.	1,200	60,276
*	Amtech Systems, Inc.	400	3,503
*	Anadigics, Inc.	3,200	20,192
*	Analex Corp.	700	1,862
	Analog Devices, Inc.	3,000	114,420
*	Anaren, Inc.	800	13,744
*	Andrew Corp.	13,600	184,416
	Anixter International, Inc.	3,300	150,975
*	Ansoft Corp.	500	19,585
*	Answerthink, Inc.	4,400	26,928
*	Ansys, Inc.	1,100	52,162
*	Anteon International Corp.	1,500	82,935
*	Apple Computer, Inc.	5,000	342,700
*	Applied Films Corp.	900	17,289
*	Applied Innovation, Inc.	900	3,681
	Applied Materials, Inc.	18,500	339,290
*	Applied Micro Circuits Corp.	27,500	99,275
* #	aQuantive, Inc.	2,300	61,157
*	Ariba, Inc.	6,600	67,320
*	Arris Group, Inc.	8,601	109,147
*	Arrow Electronics, Inc.	4,800	166,992
*	Art Technology Group, Inc.	3,800	11,134
*	Aspen Technology, Inc.	2,700	32,346
	Astro-Med, Inc.	600	6,000
*	Asyst Technologies, Inc.	3,700	36,112
*	Atheros Communications	3,080	63,386
*	Atmel Corp.	37,300	169,715
*	ATMI, Inc.	3,400	102,102
	Autodesk, Inc.	2,900	109,185
	Automatic Data Processing, Inc.	4,600	212,474
*	Avaya, Inc.	17,000	189,040
*	Avici Systems, Inc.	700	2,527
* #	Avid Technology, Inc.	3,500	163,940
*	Avnet, Inc.	11,500	288,995
*	Avocent Corp.	4,400	147,004
	AVX Corp.	14,640	242,438
*	Aware, Inc.	1,200	6,468
*	Axcelis Technologies, Inc.	5,100	35,241
*	Axesstel, Inc.	300	417
*	AXS-One, Inc.	2,100	5,355
*	AXT, Inc.	2,500	7,275
* #	Bankrate, Inc.	500	18,075
*	BEA Systems, Inc.	15,500	177,785
*	BearingPoint, Inc.	17,200	153,252
	Bel Fuse, Inc. Class A	300	8,520
	Bel Fuse, Inc. Class B	800	26,488
	Belden CDT, Inc.	3,900	100,542
*	Bell Microproducts, Inc.	1,200	7,212
*	Benchmark Electronics, Inc.	3,900	137,358

*	BISYS Group, Inc.	6,800	95,948
	Black Box Corp.	1,500	71,670
*	Blackboard, Inc.	1,000	28,810
*	Blue Coat Systems, Inc.	1,100	23,353
*	BMC Software, Inc.	2,800	61,236
*	Bookham, Inc.	4,500	31,410
*	Borland Software Corp.	6,830	36,267
*	Bottomline Technologies, Inc.	1,200	14,724
*	Brightpoint, Inc.	1,425	40,313
*	Broadcom Corp.	2,400	108,216
*	Brooks Automation, Inc.	5,100	80,019
*	BSQUARE Corp.	900	2,970
	CA Inc.	7,000	190,120
*	Cabot Microelectronics Corp.	2,200	75,064
* #	CACI International, Inc. Class A	1,300	78,351
*	Cadence Design Systems, Inc.	11,170	198,268
*	CalAmp Corp.	2,300	23,115
*	California Micro Devices Corp.	2,000	12,180
*	CallWave, Inc.	2,300	10,419
	CAM Commerce Solutions, Inc.	300	6,615
*	Captaris, Inc.	1,600	6,288
*	Carreker Corp.	2,400	14,208
*	Cascade Microtech, Inc.	200	2,616
	Cass Information Systems, Inc.	500	16,625
*	Catalyst Semiconductor, Inc.	1,400	7,070
*	Catapult Communications Corp.	1,218	16,942
*	C-COR, Inc.	2,300	16,330
	CDW Corp.	900	51,174
*	Centillium Communications, Inc.	3,500	10,360
*	Cenuco, Inc.	1,500	5,010
*	Ceridian Corp.	9,000	232,740
*	CEVA, Inc.	2,100	12,663
*	CGI Holding Corp.	1,100	2,057
*	CheckFree Corp.	3,500	173,110
*	Checkpoint Systems, Inc.	3,200	91,392
*	Cherokee International Corp.	1,400	7,182
*	Chordiant Software, Inc.	7,100	23,501
*	Ciber, Inc.	2,400	13,896
*	Ciena Corp.	39,300	157,986
*	Ciprico, Inc.	500	2,940
*	Cirrus Logic, Inc.	7,300	55,407
*	Cisco Sytems, Inc.	36,200	732,688
*	Citrix Systems, Inc.	2,300	74,428
*	CNET Networks, Inc.	3,600	49,824
	Cognex Corp.	3,600	99,036
* #	Cognizant Technology Solutions Corp.	1,700	97,937
*	Coherent, Inc.	2,600	84,396
	Cohu, Inc.	2,100	44,352
*	Comarco, Inc.	700	8,365
*	CommScope, Inc.	4,600	110,354
	Communications Systems, Inc.	800	9,560
*	Computer Horizons Corp.	3,100	14,415
*	Computer Sciences Corp.	9,800	532,532
*	Computer Task Group, Inc.	2,000	8,080
*	Compuware Corp.	32,800	269,288

*	Comtech Telecommunications Corp.	1,400	43,862
*	Comverse Technology, Inc.	7,900	227,204
*	Concur Technologies, Inc.	1,200	18,192
*	Concurrent Computer Corp.	5,900	15,458
*	Conexant Systems, Inc.	43,400	129,332
* #	Convera Corp.	1,400	13,720
*	Convergys Corp.	12,000	208,440
*	Corillian Corp.	4,200	16,212
*	Corning, Inc.	9,000	219,690
*	Covansys Corp.	3,200	47,936
*	Credence Systems Corp.	8,200	71,012
* #	Cree, Inc.	3,400	101,830
*	CSG Systems International, Inc.	3,400	74,732
	CTS Corp.	1,700	20,995
*	CVD Equipment Corp.	100	407
*	Cyberoptics Corp.	925	14,264
*	Cybersource Corp.	2,600	21,736
*	Cymer, Inc.	2,900	130,442
*	Cypress Semiconductor Corp.	9,200	163,392
	Daktronics, Inc.	1,300	46,072
*	Datalink Corp.	800	4,240
	Dataram Corp.	200	970
*	Dell, Inc.	4,500	130,500
*	Delphax Technologies, Inc.	100	290
	Diebold, Inc.	3,400	136,000
*	Digi International, Inc.	2,300	25,001
*	Digimarc Corp.	2,100	15,561
*	Digital Angel Corp.	1,900	7,410
*	Digital Insight Corp.	2,400	79,320
*	Digital River, Inc.	1,500	56,460
*	Digital Theater Systems, Inc.	885	16,328
*	Digitas, Inc.	7,500	105,975
*	Diodes, Inc.	1,650	62,337
*	Ditech Communications Corp.	3,100	31,961
*	DocuCorp International, Inc.	1,300	10,108
*	Dot Hill Systems Corp.	4,000	27,040
*	DSP Group, Inc.	2,600	69,940
*	DST Systems, Inc.	1,000	56,230
*	Dycom Industries, Inc.	3,400	72,590
*	Dynamics Research Corp.	800	10,912
*	EarthLink, Inc.	11,000	109,120
*	eBay, Inc.	8,200	328,492
*	Echelon Corp.	3,600	29,160
*	eCollege.com, Inc.	1,800	37,134
* #	EDGAR Online, Inc.	1,800	7,380
*	Edgewater Technology, Inc.	1,000	5,930
*	EFJ, Inc.	2,500	29,000
*	eFunds Corp.	4,100	111,028
*	Electro Scientific Industries, Inc.	2,602	64,946
*	Electroglas, Inc.	2,200	9,702
*	Electronic Arts, Inc.	2,300	119,531
	Electronic Data Systems Corp.	14,000	373,800
*	Electronics for Imaging, Inc.	5,100	136,782
*	eLoyalty Corp.	400	5,392
*	Embarcadero Technologies, Inc.	2,600	17,810

*	EMC Corp.	44,200	619,684
*	EMCORE Corp.	4,000	31,000
*	EMS Technologies, Inc.	500	8,750
*	Emulex Corp.	7,100	126,380
* #	Endwave Corp.	300	2,796
*	Entegris, Inc.	11,106	116,169
*	Entrust, Inc.	4,900	18,130
*	Epicor Software Corp.	3,331	41,371
*	EPIQ Systems, Inc.	1,700	37,349
*	ePlus, Inc.	800	11,280
*	Equinix, Inc.	1,900	99,636
*	ESS Technology, Inc.	4,100	15,334
*	Euronet Worldwide, Inc.	2,500	87,650
*	Evans & Sutherland Computer Corp.	600	3,690
*	Exar Corp.	800	9,960
*	Excel Technology, Inc.	973	29,054
*	Extreme Networks, Inc.	11,300	52,319
* #	F5 Networks, Inc.	1,400	94,948
	Factset Research Systems, Inc.	1,100	43,065
	Fair Isaac Corp.	2,400	102,288
*	Fairchild Semiconductor Corp. Class A	10,200	177,276
*	FalconStor Software, Inc.	1,800	16,740
*	Fargo Electronics	1,200	22,716
* #	Faro Technologies, Inc.	400	6,396
*	FEI Co.	3,100	62,031
	Fidelity National Information Services, Inc.	2,300	91,195
*	Filenet Corp.	3,500	90,090
*	Finisar Corp.	20,600	57,268
	First Data Corp.	6,100	275,293
*	Fiserv, Inc.	7,400	307,100
* #	Flir Systems, Inc.	1,900	49,096
*	Forgent Networks, Inc.	1,850	3,330
*	FormFactor, Inc.	2,700	99,468
*	Forrester Research, Inc.	2,000	45,220
*	Foundry Networks, Inc.	11,900	167,076
*	Freescale Semiconductor, Inc.	600	16,134
*	Freescale Semiconductor, Inc. Class B	1,100	29,744
	Frequency Electronics, Inc.	800	10,400
*	FSI International, Inc.	3,200	18,912
*	Gartner Group, Inc.	4,000	56,320
*	Gateway, Inc.	14,500	34,220
*	Genesis Microchip, Inc.	3,000	64,500
*	Gerber Scientific, Inc.	1,300	13,507
	Gevity HR, Inc.	1,800	45,324
*	Glenayre Technologies, Inc.	7,000	27,300
*	Global Imaging Systems, Inc.	2,200	79,420
#	Global Payments, Inc.	1,200	62,472
*	Globecomm Systems, Inc.	1,500	9,840
* #	GlobeTel Communications Corp.	3,200	9,440
* #	Google, Inc.	300	108,786
*	GSE Systems, Inc.	84	139
*	GTSI Corp.	900	6,831
*	Harmonic, Inc.	6,100	35,197
	Harris Corp.	1,800	82,224
*	Hauppauge Digital, Inc.	1,100	4,510

*	HEI, Inc.	700	2,065
	Henry Jack & Associates, Inc.	6,200	136,462
*	Hewitt Associates, Inc. Class A	300	8,097
	Hewlett-Packard Co.	76,200	2,500,122
*	hi/fn, Inc.	1,500	10,545
*	HomeStore, Inc.	5,000	31,100
* #	HouseValues, Inc.	314	4,239
*	Hutchinson Technology, Inc.	500	13,755
*	Hypercom Corp.	4,900	37,681
*	Hyperion Solutions Corp.	3,950	132,523
*	I.D. Systems, Inc.	300	6,558
*	Ibis Technology Corp.	1,400	4,788
*	Identix, Inc.	3,400	27,778
*	iGATE Capital Corp.	5,027	33,430
*	ImageWare Systems, Inc.	100	215
	Imation Corp.	3,200	140,320
*	Immersion Corp.	1,700	12,206
*	Indus International, Inc.	5,446	19,061
*	Infocrossing, Inc.	2,000	23,520
*	InFocus Corp.	3,500	14,210
* #	Informatica Corp.	3,800	60,876
	Inforte Corp.	1,200	4,968
*	InfoSpace, Inc.	2,800	67,508
*	Ingram Micro, Inc.	13,800	272,964
*	Innodata Isogen, Inc.	1,900	5,852
*	Innovex, Inc.	1,600	6,864
*	InsWeb Corp.	100	256
	Integral Systems, Inc.	1,100	30,811
*	Integrated Device Technology, Inc.	17,000	252,450
*	Integrated Silicon Solution, Inc.	3,317	20,963
	Intel Corp.	64,900	1,336,940
*	Intelli-Check, Inc.	600	3,486
*	Intelligent Systems Corp.	100	270
*	Interactive Intelligence, Inc.	700	6,335
*	Interdigital Communications Corp.	1,900	48,925
*	Intergraph Corp.	2,500	90,650
*	Interland, Inc.	1,500	8,685
*	Interlink Electronics, Inc.	300	957
*	Intermec, Inc.	2,300	70,564
	International Business Machines Corp.	12,500	1,003,000
*	International DisplayWorks, Inc.	800	5,296
* #	International Rectifier Corp.	2,800	103,880
*	Internet Capital Group, Inc.	3,600	32,760
*	Internet Security Systems, Inc.	4,100	95,571
*	Interphase Corp.	500	3,075
	Intersil Corp.	7,100	201,214
	Inter-Tel, Inc.	2,200	43,186
*	Intervideo, Inc.	722	8,036
*	Intervoice, Inc.	3,200	27,424
*	Interwoven, Inc.	4,000	34,800
*	Intest Corp.	900	4,023
*	Intevac, Inc.	1,500	32,895
*	Intrado, Inc.	1,200	30,792
*	IntriCon Corp.	100	590
*	Intuit, Inc.	2,300	111,734

*	INX, Inc.	600	4,110
*	Iomega Corp.	2,600	7,280
*	iPass, Inc.	396	2,922
*	Iron Mountain, Inc.	4,800	209,760
*	Iteris, Inc.	1,100	2,365
*	Itron, Inc.	1,700	101,082
*	iVillage, Inc.	6,100	49,715
*	Ixia	1,600	19,296
*	IXYS Corp.	1,700	18,190
*	j2 Global Communications, Inc.	1,700	74,120
*	Jabil Circuit, Inc.	5,300	200,605
*	Jaco Electronics, Inc.	100	357
*	JDA Software Group, Inc.	1,400	19,222
*	JDS Uniphase Corp.	62,400	189,696
* #	Juniper Networks, Inc.	20,200	371,478
*	Jupitermedia Corp.	1,800	26,712
*	Keane, Inc.	1,400	16,436
	Keithley Instruments, Inc.	1,400	21,112
*	Kemet Corp.	4,300	38,313
*	Key Tronic Corp.	800	3,120
*	Keynote Systems, Inc.	1,946	21,893
*	Kintera, Inc.	1,500	3,300
#	KLA-Tencor Corp.	7,800	407,394
*	Komag, Inc.	2,100	98,364
*	Kopin Corp.	5,200	22,620
*	Kronos, Inc.	2,000	82,020
*	Kulicke & Soffa Industries, Inc.	3,200	35,840
*	Lam Research Corp.	1,800	77,580
	Landauer, Inc.	300	13,800
*	LaserCard Corp.	500	9,135
*	Lattice Semiconductor Corp.	9,400	42,770
*	Lawson Software, Inc.	9,500	75,525
*	LeCroy Corp.	1,400	20,720
*	Lexar Media, Inc.	6,800	45,560
*	Lexmark International, Inc.	1,800	84,762
*	Lightbridge, Inc.	2,800	27,468
	Linear Technology Corp.	3,900	143,754
*	Lionbridge Technologies, Inc.	4,900	35,084
*	Littlefuse, Inc.	2,100	60,354
*	LogicVision, Inc.	400	544
*	Logility, Inc.	1,000	10,760
*	LoJack Corp.	1,400	31,850
*	LookSmart, Ltd.	2,400	11,040
*	LSI Logic Corp.	28,000	273,000
*	LTX Corp.	2,900	16,414
*	Lucent Technologies, Inc.	50,500	141,400
* #	Lumera Corp.	1,800	7,560
*	Macrovision Corp.	2,900	58,609
*	Magma Design Automation, Inc.	3,100	26,722
*	Management Network Group, Inc.	4,000	9,600
*	Manhattan Associates, Inc.	2,400	50,568
*	ManTech International Corp. Class A	400	11,240
*	Manugistic Group, Inc.	6,800	12,648
*	Mapinfo Corp.	2,200	29,678
* #	Marchex, Inc. Class B	2,000	43,880

*	Mastec, Inc.	4,200	54,390
*	Mattson Technology, Inc.	4,400	53,152
	Maxim Integrated Products, Inc.	2,500	97,725
	Maximus, Inc.	2,000	73,020
*	Maxtor Corp.	5,200	49,920
*	Maxwell Technologies, Inc.	1,300	23,855
*	McAfee, Inc.	5,300	123,278
*	McDATA Corp. Class A	9,800	43,316
*	McDATA Corp. Class B	200	804
*	Mechanical Technology, Inc.	2,900	10,701
*	MEMC Electronic Materials, Inc.	2,600	87,074
*	Mentor Graphics Corp.	7,300	81,979
*	Mercury Computer Systems, Inc.	900	15,516
*	Merix Corp.	2,000	19,360
	Mesa Laboratories, Inc.	200	2,956
*	MetaSolv, Inc.	3,500	9,100
	Methode Electronics, Inc.	3,400	41,718
*	Metrologic Instruments, Inc.	1,938	43,431
*	Micrel, Inc.	2,100	29,337
*	Micro Linear Corp.	200	310
	Microchip Technology, Inc.	2,900	102,080
*	Micron Technology, Inc.	32,700	507,177
*	Micros Systems, Inc.	2,700	116,883
*	Microsemi Corp.	1,500	46,125
	Microsoft Corp.	60,900	1,638,210
*	MicroStrategy, Inc.	300	27,504
*	Microtune, Inc.	4,400	23,760
* #	Midway Games, Inc.	3,200	31,712
* #	Mindspeed Technologies, Inc.	3,900	14,508
*	MIPS Technologies, Inc.	3,600	30,240
*	MIVA, Inc.	1,800	7,866
*	MKS Instruments, Inc.	4,900	109,564
*	Mobility Electronics, Inc.	1,900	17,917
*	Mobius Management Systems, Inc.	1,600	10,256
	Mocon, Inc.	600	5,418
*	Moldflow Corp.	900	12,663
	Molex, Inc.	4,100	130,503
	Molex, Inc. Class A	3,600	102,240
	MoneyGram International, Inc.	3,300	94,611
*	Monolithic System Technology, Inc.	3,200	23,136
	Motorola, Inc.	29,200	624,880
*	MPS Group, Inc.	9,300	140,802
*	MRO Software, Inc.	2,400	35,376
*	MRV Communications, Inc.	9,375	27,469
	MTS Systems Corp.	1,300	51,376
*	Multi-Fineline Electronix, Inc.	1,022	58,193
*	Nanometrics, Inc.	1,300	17,264
*	Napco Security Systems, Inc.	1,200	18,252
*	Napster, Inc.	1,900	6,802
	National Instruments Corp.	3,100	100,595
	National Semiconductor Corp.	4,400	123,420
* #	NAVTEG Corp.	1,200	55,572
*	NCR Corp.	7,200	288,648
*	Neoforma, Inc.	500	4,955
*	NeoMagic Corp.	600	4,110

*	Neoware Systems, Inc.	1,600	39,248
*	NETGEAR, Inc.	2,600	44,616
*	NetIQ Corp.	1,800	20,340
*	Netlogic Microsystems, Inc.	700	24,745
*	NetManage, Inc.	1,000	5,450
*	NetRatings, Inc.	3,008	39,194
*	NetScout Systems, Inc.	3,100	20,956
*	Network Appliance, Inc.	4,300	142,588
*	Network Engines, Inc.	4,400	9,592
*	Network Equipment Technologies, Inc.	1,500	6,135
*	Newport Corp.	2,700	47,898
*	NIC, Inc.	5,000	30,050
*	NMS Communications Corp.	5,100	18,156
* #	Novatel Wireless, Inc.	2,300	18,768
*	Novell, Inc.	26,600	252,966
*	Novellus Systems, Inc.	11,300	302,049
*	Nu Horizons Electronics Corp.	800	6,984
*	Nuance Communications, Inc.	13,200	141,240
*	NumereX Corp. Class A	1,104	9,064
*	Nvidia Corp.	2,100	98,973
*	O.I. Corp.	300	3,600
*	OmniVision Technologies, Inc.	3,500	89,250
*	ON Semiconductor Corp.	13,781	90,817
*	Online Resources Corp.	1,987	25,235
*	Onvia, Inc.	914	5,603
*	ONYX Software Corp.	2,000	7,800
*	Open Solutions, Inc.	1,700	46,155
*	Openwave Systems, Inc.	2,200	43,670
*	OPNET Technologies, Inc.	2,000	19,200
*	Opsware, Inc.	4,400	34,628
*	Optical Cable Corp.	700	3,521
*	Optical Communication Products, Inc.	4,482	12,684
*	Oracle Corp.	40,900	507,978
*	OSI Systems, Inc.	1,000	20,750
*	Overland Storage, Inc.	900	7,704
*	OYO Geospace Corp.	600	28,434
*	Packeteer, Inc.	2,800	33,488
* #	Palm, Inc.	4,200	173,460
*	Parametric Technology Corp.	4,680	71,230
	Park Electrochemical Corp.	1,900	54,853
* #	Parkervision, Inc.	1,000	8,100
*	Paxar Corp.	3,800	72,884
	Paychex, Inc.	2,300	92,115
*	PC Connection, Inc.	2,700	14,796
*	PC-Tel, Inc.	1,000	7,550
*	PDF Solutions, Inc.	2,164	36,550
*	Pegasus Solutions, Inc.	600	5,544
*	Pegasystems, Inc.	3,595	29,407
*	Pemstar, Inc.	5,000	11,550
*	Perceptron, Inc.	1,000	8,140
*	Perficient, Inc.	2,100	22,932
*	Performance Technologies, Inc.	1,280	10,112
*	Pericom Semiconductor Corp.	2,700	24,327
*	Perot Systems Corp.	9,900	149,589
*	Pervasive Software, Inc.	2,500	10,600

*	Phoenix Technologies, Ltd.	2,500	17,325
*	Photronics, Inc.	2,200	38,654
*	Pinnacle Data Systems, Inc.	100	375
*	Planar Systems, Inc.	1,600	24,864
*	PlanetOut, Inc.	100	940
	Plantronics, Inc.	3,200	110,592
*	PLATO Learning, Inc.	2,413	19,111
*	Plexus Corp.	3,200	107,392
*	PLX Technology, Inc.	2,300	27,784
* #	PMC-Sierra, Inc.	5,700	58,197
* #	Polycom, Inc.	8,600	167,012
*	PortalPlayer, Inc.	400	10,104
*	Power Integrations, Inc.	2,000	49,660
*	Powerwave Technologies, Inc.	9,344	137,170
*	Presstek, Inc.	2,700	34,209
	Printronix, Inc.	500	7,390
*	Progress Software Corp.	3,300	96,360
	QAD, Inc.	2,900	23,200
*	QLogic Corp.	3,000	123,420
	Qualcomm, Inc.	9,800	462,658
#	Quality Systems, Inc.	500	34,610
*	Qualstar Corp.	1,432	5,943
*	Quantum Corp.	17,100	61,047
*	Quest Software, Inc.	9,094	132,500
*	QuickLogic Corp.	2,600	13,026
*	Quovadx, Inc.	4,500	12,825
*	Radiant Systems, Inc.	2,500	35,700
*	RadiSys Corp.	1,800	32,832
*	Radyne Corp.	1,500	21,060
*	RAE Systems, Inc.	5,100	18,462
*	Raindance Communications, Inc.	5,100	13,515
*	Rambus, Inc.	2,500	77,625
*	Ramtron International Corp.	1,400	2,828
*	RealNetworks, Inc.	14,100	110,826
*	Red Hat, Inc.	2,300	61,801
*	Redback Networks, Inc.	3,300	62,535
*	REMEC, Inc.	1,000	1,330
	Renaissance Learning, Inc.	2,365	40,276
	Reynolds & Reynolds Co.	2,400	66,480
*	RF Micro Devices, Inc.	17,300	116,429
*	RF Monolithics, Inc.	600	3,372
	Richardson Electronics, Ltd.	700	5,922
*	RightNow Technologies, Inc.	1,000	16,490
*	Rimage Corp.	1,000	21,780
*	Rofin-Sinar Technologies, Inc.	1,300	68,484
*	Rogers Corp.	1,300	63,752
*	RSA Security, Inc.	6,500	95,420
*	Rudolph Technologies, Inc.	1,700	28,016
*	S1 Corp.	5,900	24,308
*	Saba Software, Inc.	1,100	6,842
	Sabre Holdings Corp.	11,100	267,843
*	Safeguard Scientifics, Inc.	10,456	19,866
*	SafeNet, Inc.	2,133	53,154
* #	Sandisk Corp.	2,500	150,850
*	Sanmina-SCI Corp.	26,500	102,290

*	Sapient Corp.	3,200	24,000
*	SatCon Technology Corp.	700	1,295
*	SBS Technologies, Inc.	1,670	18,520
*	ScanSource, Inc.	1,000	58,110
*	Scientific Technologies, Inc.	996	6,444
*	Seachange International, Inc.	3,000	27,030
*	Secure Computing Corp.	2,700	32,670
*	Semitool, Inc.	2,600	32,838
*	Semtech Corp.	6,200	116,436
*	Serena Software, Inc.	800	19,120
*	SI International, Inc.	950	30,932
*	Sigma Designs, Inc.	800	11,760
*	Silicon Image, Inc.	5,500	60,060
*	Silicon Laboratories, Inc.	2,100	100,758
*	Silicon Storage Technology, Inc.	9,000	40,680
*	SimpleTech, Inc.	4,650	19,344
*	Sirenza Microdevices, Inc.	2,700	21,816
*	Skyworks Solutions, Inc.	8,200	43,132
*	SM&A	1,000	6,720
*	Solectron Corp.	78,000	281,580
*	Sonic Solutions, Inc.	1,800	32,670
*	SonicWALL, Inc.	6,000	40,260
*	Sonus Networks, Inc.	17,200	83,420
	SpectraLink Corp.	1,856	22,959
*	Spectrum Control, Inc.	1,500	11,175
*	SPSS, Inc.	1,399	45,663
*	SRA International, Inc.	900	31,068
*	SRS Labs, Inc.	1,500	8,925
*	SSA Global Technologies, Inc.	124	2,076
*	Staktek Holdings, Inc.	5,100	28,203
*	Standard Microsystems Corp.	2,000	65,040
	StarTek, Inc.	1,500	29,550
*	Stellent, Inc.	2,536	27,769
*	Stratasys, Inc.	400	10,988
*	Stratex Networks, Inc.	3,300	16,962
*	Stratos International, Inc.	1,500	10,095
*	Sun Microsystems, Inc.	91,700	382,389
*	Sunair Electronics, Inc.	100	530
*	Sunrise Telecom, Inc.	700	1,218
*	Superior Essex, Inc.	1,500	39,255
*	Supertex, Inc.	1,100	37,037
*	SupportSoft, Inc.	2,600	10,738
*	Sybase, Inc.	6,100	130,113
*	Sykes Enterprises, Inc.	1,400	18,648
*	Symantec Corp.	15,500	261,795
#	Symbol Technologies, Inc.	16,400	190,568
*	Symmetricom, Inc.	4,300	38,571
*	Synaptics, Inc.	2,100	49,329
*	SYNNEX Corp.	2,600	48,022
*	Synopsys, Inc.	9,800	214,326
*	Synplicity, Inc.	2,303	16,167
	Syntel, Inc.	2,800	47,600
*	Take-Two Interactive Software, Inc.	2,100	32,718
	TALX Corp.	1,950	62,322
*	Tech Data Corp.	4,800	199,344

	Technitrol, Inc.	3,700	80,956
*	Technology Solutions Co.	123	999
*	TechTeam Global, Inc.	400	4,300
*	Tekelec	6,100	81,801
	Tektronix, Inc.	5,600	172,480
*	TeleCommunication Systems, Inc.	1,400	2,940
* #	Telkonet, Inc.	1,700	6,868
*	Tellabs, Inc.	16,200	237,978
*	Telular Corp.	1,620	5,071
*	Teradyne, Inc.	13,300	223,307
*	Terayon Communication Systems, Inc.	2,800	7,504
*	Tessco Technologies, Inc.	500	9,250
*	Tessera Technologies, Inc.	1,100	34,353
	Texas Instruments, Inc.	12,800	382,080
*	Therma-Wave, Inc.	800	1,232
*	TheStreet.com, Inc.	1,000	7,760
*	THQ, Inc.	5,200	124,800
*	TIBCO Software, Inc.	18,700	162,129
*	Tier Technologies, Inc. Class B	900	6,840
*	TNS, Inc.	1,200	19,320
*	Tollgrade Communications, Inc.	1,400	19,950
	Total System Services, Inc.	6,300	123,480
*	Track Data Corp.	600	1,722
*	Transact Technologies, Inc.	600	5,676
*	Transaction Systems Architects, Inc.	2,400	80,064
*	Trident Microsystems, Inc.	1,800	50,292
* #	Trimble Navigation, Ltd.	2,100	85,911
	Trio-Tech International	100	685
*	Triquint Semiconductor, Inc.	13,000	61,620
	TSR, Inc.	400	2,028
*	TTM Technologies, Inc.	3,800	49,058
*	Tumbleweed Communications Corp.	4,350	12,267
*	Tut Systems, Inc.	2,900	8,700
*	Tyler Technologies, Inc.	3,100	30,721
*	Ulticom, Inc.	3,577	39,991
*	Ultimate Software Group, Inc.	800	18,720
*	Ultra Clean Holdings, Inc.	100	860
*	Ultratech, Inc.	1,200	23,988
*	Unisys Corp.	13,300	88,844
	United Online, Inc.	5,700	68,457
*	Universal Display Corp.	700	9,940
* #	UTStarcom, Inc.	9,700	60,625
* #	VA Software Corp.	4,600	17,066
*	ValueClick, Inc.	8,400	147,084
*	Varian Semiconductor Equipment Associates, Inc.	2,500	117,900
*	Veeco Instruments, Inc.	2,700	54,243
*	VendingData Corp.	800	2,184
*	VeriFone Holdings, Inc.	400	10,560
*	Verint Systems, Inc.	2,200	79,706
*	VeriSign, Inc.	8,400	198,744
*	Viasat, Inc.	2,300	61,755
*	Video Display Corp.	800	7,200
*	Vignette Corp.	2,600	41,860
*	Virage Logic Corp.	2,200	24,244
*	Vishay Intertechnology, Inc.	14,500	210,540

*	Vitesse Semiconductor, Inc.	18,400	57,960
*	Vitria Technology, Inc.	1,500	4,095
* #	Vyyo, Inc.	800	5,696
*	WatchGuard Technologies, Inc.	1,900	7,714
*	WebEx Communications, Inc.	1,900	52,972
*	webMethods, Inc.	4,800	35,712
*	Websense, Inc.	900	55,629
*	WebSideStory, Inc.	1,600	25,072
*	Westell Technologies, Inc.	5,100	24,225
*	Western Digital Corp.	2,900	64,525
*	White Electronics Designs Corp.	2,600	15,730
*	Wind River Systems, Inc.	3,500	54,145
*	Winland Electronics, Inc.	100	406
	Wireless Telecom Group, Inc.	1,700	4,709
*	Witness Systems, Inc.	1,400	32,802
*	WJ Communications, Inc.	4,800	8,928
	Woodhead Industries, Inc.	1,200	17,400
*	Wright Express Corp.	400	9,616
*	Xerox Corp.	25,800	384,420
	Xilinx, Inc.	13,700	373,736
	X-Rite, Inc.	2,200	28,050
*	Yahoo!, Inc.	8,400	269,304
*	Zebra Technologies Corp. Class A	2,700	119,178
*	Zhone Technologies, Inc.	7,600	18,544
*	Zix Corp.	300	501
*	Zomax, Inc.	1,200	2,460
*	Zoran Corp.	4,200	83,076
*	Zygo Corp.	1,550	26,645
Total Information Technology			49,730,350

Industrials — (11.2%)
*	3-D Systems Corp.	800	15,200
	3M Co.	5,000	367,950
*	AAON, Inc.	1,200	26,244
*	AAR Corp.	1,500	37,965
*	Ablest, Inc.	400	3,420
	ABM Industries, Inc.	4,500	83,025
	Abrams Industries, Inc.	110	458
*	ABX Air, Inc.	4,400	35,288
*	Accuride Corp.	100	1,132
	Aceto Corp.	1,300	9,633
*	Active Power, Inc.	4,800	22,368
#	Actuant Corp.	1,800	99,180
	Acuity Brands, Inc.	3,800	150,062
	Adesa, Inc.	7,600	190,000
	Administaff, Inc.	1,000	47,450
*	Aerosonic Corp.	200	1,410
*	AGCO Corp.	4,600	89,930
*	AirNet Systems, Inc.	600	2,052
*	Airtran Holdings, Inc.	6,000	106,680
	Alamo Group, Inc.	900	21,474
*	Alaska Air Group, Inc.	2,300	73,715
	Albany International Corp. Class A	2,600	96,642
	Alexander & Baldwin, Inc.	3,700	180,301
* #	Alliant Techsystems, Inc.	1,000	76,420

*	Allied Defense Group, Inc.	500	11,450
*	Allied Waste Industries, Inc.	28,100	300,951
	Ambassadors International, Inc.	1,000	17,680
*	Amerco, Inc.	1,800	159,912
	American Ecology Corp.	1,400	26,628
	American Power Conversion Corp.	5,800	118,494
*	American Reprographics Co.	300	8,610
*	American Science & Engineering, Inc.	300	22,827
#	American Standard Companies, Inc.	1,600	63,328
* #	American Superconductor Corp.	2,800	28,224
	American Woodmark Corp.	800	27,200
	Ameron International Corp.	500	29,700
	Ametek, Inc.	2,100	89,964
	Ampco-Pittsburgh Corp.	1,000	20,310
* #	AMR Corp.	5,300	133,030
	Amrep Corp.	600	18,696
	Apogee Enterprises, Inc.	2,400	41,496
	Applied Industrial Technologies, Inc.	2,400	102,672
	Applied Signal Technologies, Inc.	1,100	25,784
	ARAMARK Corp.	1,500	42,690
*	Argon ST, Inc.	1,100	32,681
	Arkansas Best Corp.	2,300	95,588
*	Armor Holdings, Inc.	2,800	164,444
*	Astec Industries, Inc.	1,800	64,656
*	Astronics Corp.	600	7,970
*	ASV, Inc.	1,300	41,834
*	Avalon Holding Corp. Class A	100	470
	Avery Dennison Corp.	1,400	84,000
*	Aviall, Inc.	2,800	106,820
*	Axsys Technologies, Inc.	800	13,240
*	AZZ, Inc.	500	11,395
	Badger Meter, Inc.	500	26,720
*	Baker (Michael) Corp.	800	22,120
	Baldor Electric Co.	2,700	87,075
	Banta Corp.	2,100	102,291
	Barnes Group, Inc.	2,200	84,436
*	BE Aerospace, Inc.	2,800	67,172
*	Beacon Roofing Supply, Inc.	284	11,150
	Boeing Co.	4,200	305,298
	Bowne & Co., Inc.	1,600	23,824
	Brady Co. Class A	1,800	66,564
#	Briggs & Stratton Corp.	4,300	152,564
*	BTU International, Inc.	300	4,383
	Bucyrus International, Inc.	200	12,596
	C&D Technologies, Inc.	2,200	18,788
	C. H. Robinson Worldwide, Inc.	2,200	98,604
* #	Capstone Turbine Corp.	4,000	12,640
	Carlisle Companies, Inc.	2,000	157,200
	Cascade Corp.	1,200	62,232
*	Casella Waste Systems, Inc. Class A	2,091	29,588
	Caterpillar, Inc.	4,600	336,168
*	CBIZ, Inc.	6,800	49,368
*	CD&L, Inc.	800	2,264
	CDI Corp.	1,900	46,531
*	Celadon Group, Inc.	1,250	30,125

	Cendant Corp.	18,900	314,118
	Central Parking Corp.	600	9,780
*	Cenveo, Inc.	2,100	29,589
*	Ceradyne, Inc.	1,000	60,880
	Champion Industries, Inc.	1,098	6,813
*	Channell Commercial Corp.	300	1,545
	Chase Corp.	400	5,940
*	ChoicePoint, Inc.	1,100	48,840
	Cintas Corp.	6,700	275,303
	CIRCOR International, Inc.	700	19,320
	Clarcor, Inc.	3,600	121,860
*	Clean Harbors, Inc.	700	23,086
	CNF, Inc.	3,500	175,630
*	Coinstar, Inc.	2,052	52,942
*	Color Kinetics, Inc.	400	6,988
*	Columbus McKinnon Corp.	1,400	37,660
	Comfort Systems USA, Inc.	1,900	20,881
*	Commercial Vehicle Group, Inc.	1,800	32,940
	CompX International, Inc.	400	6,816
*	COMSYS IT Partners, Inc.	600	7,002
*	Consolidated Graphics, Inc.	1,200	61,284
*	Continental Airlines, Inc.	4,000	93,200
*	Copart, Inc.	5,900	152,456
*	Cornell Companies, Inc.	600	8,106
	Corporate Executive Board Co.	800	80,000
*	Corrections Corporation of America	3,600	154,836
*	CoStar Group, Inc.	1,300	67,093
*	CPI Aerostructures, Inc.	600	5,880
*	CRA International, Inc.	400	18,700
	Crane Co.	4,000	153,960
*	Cross (A.T.) Co. Class A	700	3,185
	CSX Corp.	12,300	681,174
	Cubic Corp.	2,400	51,888
	Cummins, Inc.	1,800	194,904
	Curtiss-Wright Corp.	2,000	123,680
#	Danaher Corp.	3,300	199,914
	Deere & Co.	5,900	449,993
	Deluxe Corp.	1,500	37,155
*	DiamondCluster International, Inc.	2,500	24,425
*	Distributed Energy Systems Corp.	3,200	29,856
* #	Document Securities Systems, Inc.	400	5,104
*	Dollar Thrifty Automotive Group, Inc.	2,300	92,874
	Donaldson Co., Inc.	2,500	86,650
	Donnelley (R.R.) & Sons Co.	10,900	366,894
#	Dover Corp.	8,100	388,314
	DRS Technologies, Inc.	2,457	129,656
*	Ducommun, Inc.	1,000	22,120
*	Duratek, Inc.	500	10,960
*	Dynamex, Inc.	1,000	20,320
	Eastern Co.	300	6,480
	Eaton Corp.	5,900	411,053
	Ecology & Environment, Inc. Class A	300	3,117
	EDO Corp.	1,000	29,130
*	EGL, Inc.	3,300	133,485
*	Electro Rent Corp.	2,400	35,760

	ElkCorp	1,900	68,590
*	EMCOR Group, Inc.	2,800	122,052
	Emerson Electric Co.	3,100	253,611
*	Encore Wire Corp.	1,800	56,142
* #	Energy Conversion Devices, Inc.	1,100	51,535
*	EnerSys	4,300	58,394
*	ENGlobal Corp.	1,000	10,100
	Ennis, Inc.	2,400	47,328
*	EnPro Industries, Inc.	1,900	62,263
*	Environmental Tectonics Corp.	1,000	5,120
	Equifax, Inc.	1,700	62,288
*	ESCO Technologies, Inc.	1,400	71,092
	Espey Manufacturing & Electronics Corp.	200	3,396
*	Essex Corp.	1,800	40,500
*	Esterline Technologies Corp.	2,300	95,772
*	Evergreen Solar, Inc.	2,400	37,416
	Expeditors International of Washington, Inc.	1,400	108,906
*	Exponent, Inc.	889	28,270
*	ExpressJet Holdings, Inc.	4,400	33,088
*	EXX, Inc. Class A	200	420
	Fastenal Co.	2,000	87,820
	Federal Signal Corp.	4,300	77,013
	FedEx Corp.	3,400	364,616
*	Fiberstars, Inc.	570	5,016
*	First Advantage Corp.	700	16,674
*	First Consulting Group, Inc.	2,639	16,494
*	Flanders Corp.	2,300	25,185
	Florida East Coast Industries, Inc.	3,100	157,604
*	Flow International Corp.	600	7,842
*	Flowserve Corp.	3,500	179,900
	Fluor Corp.	1,000	86,300
	Forward Air Corp.	1,200	42,576
*	Foster (L.B.) Co. Class A	1,000	15,080
	Franklin Electric Co., Inc.	1,600	71,760
*	Frontier Airlines, Inc.	1,900	13,680
*	Frozen Food Express Industries, Inc.	1,900	22,154
*	FTI Consulting, Inc.	3,500	97,790
* #	FuelCell Energy, Inc.	4,500	50,085
	G & K Services, Inc. Class A	1,900	74,290
*	Gardner Denver Machinery, Inc.	2,400	147,264
	GATX Corp.	4,300	170,710
*	Gehl Co.	1,000	33,090
#	Gencorp, Inc.	2,200	42,350
*	General Cable Corp.	2,800	75,600
	General Dynamics Corp.	2,300	283,521
	General Electric Co.	141,100	4,637,957
*	Genesee & Wyoming, Inc.	2,100	96,075
*	Genlyte Group, Inc.	2,300	142,324
*	Global Power Equipment Group, Inc.	500	2,530
	Goodrich (B.F.) Co.	4,100	171,544
	Gorman-Rupp Co.	1,000	22,770
*	GP Strategies Corp.	1,500	10,800
	Graco, Inc.	1,500	62,505
*	Graftech International, Ltd.	4,200	21,420
	Graham Corp.	400	7,300

	Granite Construction, Inc.	3,200	148,320
	Greenbrier Companies, Inc.	1,300	49,114
*	Griffon Corp.	2,500	58,800
	Hardinge, Inc.	800	13,304
	Harland (John H.) Co.	2,400	86,856
	Harsco Corp.	2,800	223,384
*	Hawk Corp.	900	13,770
	Healthcare Services Group, Inc.	2,200	40,612
	Heartland Express, Inc.	5,400	124,902
	Heico Corp.	2,000	58,840
	Heico Corp. Class A	1,100	28,611
*	Heidrick & Struggles International, Inc.	1,600	59,200
*	Henry Bros. Electronics, Inc.	600	3,600
*	Herley Industries, Inc.	900	16,929
	Herman Miller, Inc.	1,500	45,285
* #	Hexcel Corp.	3,300	71,016
*	Hi-Shear Technology Corp.	700	2,478
	Honeywell International, Inc.	9,800	401,310
*	Hub Group, Inc. Class A	1,600	66,720
	Hubbell, Inc.	3,500	162,645
	Hubbell, Inc. Class A	700	29,750
*	Hudson Highland Group, Inc.	1,800	29,862
	Hughes Supply, Inc.	4,300	198,875
	Hunt (J.B.) Transport Services, Inc.	9,200	217,672
*	Hurco Companies, Inc.	600	17,280
*	Huttig Building Products, Inc.	2,000	17,340
*	ICT Group, Inc.	1,100	26,114
	IDEX Corp.	3,500	165,375
*	II-VI, Inc.	2,200	40,018
	IKON Office Solutions, Inc.	2,500	32,875
	Illinois Tool Works, Inc.	3,200	274,688
*	Industrial Distribution Group, Inc.	300	2,304
*	Infrasource Services, Inc.	3,700	66,119
*	Innotrac Corp.	500	1,860
*	Innovative Solutions & Support, Inc.	200	2,822
*	Insituform Technologies, Inc. Class A	2,300	61,893
*	Integrated Electrical Services, Inc.	1,400	1,351
*	Interline Brands, Inc.	100	2,325
	International Aluminum Corp.	500	19,750
*	International Shipholding Corp.	500	7,795
	Interpool, Inc.	2,600	51,012
*	Intersections, Inc.	1,100	10,021
* #	Ionatron, Inc.	2,800	32,088
	ITT Industries, Inc.	4,400	231,000
* #	Jacobs Engineering Group, Inc.	1,600	137,184
*	Jacuzzi Brands, Inc.	2,200	21,516
*	JetBlue Airways Corp.	14,450	164,730
	JLG Industries, Inc.	1,600	94,384
#	Joy Global, Inc.	1,550	79,918
*	Kadant, Inc.	600	11,334
	Kaman Corp. Class A	1,100	24,981
*	Kansas City Southern	6,700	155,239
	Kaydon Corp.	2,400	86,400
	Kelly Services, Inc. Class A	2,700	72,873
	Kelly Services, Inc. Class B	300	8,540

	Kennametal, Inc.	3,300	192,984
*	Key Technology, Inc.	401	4,567
*	Kforce, Inc.	3,500	42,385
*	Kirby Corp.	2,300	140,990
	Knight Transportation, Inc.	5,900	116,761
	Knoll, Inc.	200	3,982
*	Korn/Ferry International	3,500	73,675
*	K-Tron International, Inc.	300	11,970
*	KVH Industries, Inc.	1,392	14,616
	L-3 Communications Holdings, Inc.	5,100	423,861
*	LaBarge, Inc.	900	15,066
*	Labor Ready, Inc.	3,700	90,909
*	Ladish Co., Inc.	1,300	28,587
	Laidlaw International, Inc.	8,600	237,360
	Landstar Systems, Inc.	1,200	55,908
	Lawson Products, Inc.	700	24,773
*	Layne Christensen Co.	1,400	39,046
*	Learning Tree International, Inc.	1,000	11,710
*	LECG Corp.	1,300	21,021
	Lennox International, Inc.	4,600	147,890
	Lincoln Electric Holdings, Inc.	2,700	124,632
	Lindsay Manufacturer Co.	1,000	24,500
*	LMI Aerospace, Inc.	800	11,725
	Lockheed Martin Corp.	3,300	240,471
	LSI Industries, Inc.	1,800	27,972
*	Lydall, Inc.	900	7,983
*	M&F Worldwide Corp.	1,000	16,500
*	Mac-Gray Corp.	1,300	15,600
*	Magnetek, Inc.	2,400	9,600
*	MAIR Holdings, Inc.	400	2,044
	Manpower, Inc.	3,600	193,104
*	Marten Transport, Ltd.	2,050	47,950
	Masco Corp.	6,900	215,211
	McGrath Rentcorp.	2,011	55,343
*	Media Sciences International, Inc.	1,000	3,340
*	Medialink Worldwide, Inc.	600	2,694
* #	Medis Technologies, Ltd.	1,200	22,800
*	Merrimac Industries, Inc.	400	3,632
*	Mesa Air Group, Inc.	3,200	36,544
	Met-Pro Corp.	1,066	14,476
*	MFRI, Inc.	200	1,432
* #	Microvision, Inc.	700	2,422
*	Middleby Corp.	300	28,410
*	Midwest Air Group, Inc.	1,800	9,648
*	Miller Industries, Inc.	1,000	25,500
	Mine Safety Appliances Co.	1,800	71,730
*	Misonix, Inc.	600	3,528
*	Mobile Mini, Inc.	1,300	70,824
*	Monster Worldwide, Inc.	1,700	83,232
*	Moog, Inc. Class A	3,200	107,392
*	Moog, Inc. Class B	300	10,062
*	MPW Industrial Services Group, Inc.	100	197
	MSC Industrial Direct Co., Inc. Class A	1,300	61,581
*	MTC Technologies, Inc.	1,230	33,936
	Mueller Industries, Inc.	3,300	108,933

	Multi-Color Corp.	500	13,890
	NACCO Industries, Inc. Class A	700	97,160
*	Nashua Corp.	300	2,043
*	National Technical Systems, Inc.	999	5,155
*	Navigant Consulting, Inc.	4,300	83,807
*	Navistar International Corp.	3,100	90,985
*	NCI Building Systems, Inc.	1,800	103,824
*	NCO Group, Inc.	1,700	38,199
	Nordson Corp.	2,300	114,816
	Norfolk Southern Corp.	11,000	562,980
*	North America Galvanizing & Coatings, Inc.	100	235
	Northrop Grumman Corp.	9,600	615,360
*	NuCo2, Inc.	1,300	38,935
*	Odyssey Marine Exploration, Inc.	1,800	6,750
*	Old Dominion Freight Line, Inc.	3,050	80,398
*	On Assignment, Inc.	2,100	23,289
*	Orbital Sciences Corp.	5,100	77,673
	Oshkosh Truck Corp. Class B	2,200	124,806
	Outlook Group Corp.	300	3,180
*	P.A.M. Transportation Services, Inc.	1,000	21,030
	Paccar, Inc.	6,800	475,116
	Pall Corp.	7,800	229,476
*	Paragon Technologies, Inc.	300	3,054
	Parker Hannifin Corp.	4,800	375,216
*	Park-Ohio Holdings Corp.	1,100	22,792
*	Patrick Industries, Inc.	500	5,493
*	Patriot Transportation Holding, Inc.	291	19,718
*	Peerless Manufacturing Co.	200	3,500
*	Pemco Aviation Group, Inc.	100	1,816
	Pentair, Inc.	4,200	168,630
*	Perini Corp.	2,100	63,819
*	PHH Corp.	4,900	140,091
*	Pico Holdings, Inc.	1,300	43,901
*	Pinnacle Airlines Corp.	700	5,285
	Pitney Bowes, Inc.	9,100	388,934
* #	Plug Power, Inc.	4,200	21,378
*	Powell Industries, Inc.	900	20,295
*	Power-One, Inc.	7,600	43,092
	Precision Castparts Corp.	1,600	84,864
	Preformed Line Products Co.	503	20,648
	Providence & Worcester Railroad Co.	500	8,130
#	PW Eagle, Inc.	400	8,836
*	Quality Distribution, Inc.	1,200	13,152
*	Quanta Services, Inc.	10,800	147,852
	Quixote Corp.	900	20,205
*	RailAmerica, Inc.	1,700	16,830
	Raven Industries, Inc.	700	24,696
	Raytheon Co.	12,000	520,800
*	RCM Technologies, Inc.	1,237	7,521
	Regal-Beloit Corp.	2,800	112,672
*	RemedyTemp, Inc.	850	8,925
*	Republic Airways Holdings, Inc.	3,900	54,678
	Republic Services, Inc.	5,600	217,672
*	Resources Connection, Inc.	2,800	77,056
	Robbins & Myers, Inc.	800	16,784

	Robert Half International, Inc.	2,100	75,432
	Rockwell Automation, Inc.	2,100	143,157
	Rockwell Collins, Inc.	2,100	111,615
	Rollins, Inc.	2,700	52,299
	Roper Industries, Inc.	5,600	252,392
*	Rush Enterprises, Inc. Class A	1,500	27,750
*	Rush Enterprises, Inc. Class B	700	12,089
	Ryder System, Inc.	5,500	243,870
	Schawk, Inc.	2,400	59,640
*	SCS Transportation, Inc.	700	18,921
*	Security Capital Corp.	600	10,200
*	Sequa Corp. Class A	600	50,946
*	Sequa Corp. Class B	300	25,497
*	Shaw Group, Inc.	6,800	226,780
*	SIFCO Industries, Inc.	500	2,115
	Simpson Manufacturing Co., Inc.	2,900	113,361
*	Sirva, Inc.	700	5,600
*	Sitel Corp.	7,700	27,874
	Skywest, Inc.	5,300	153,541
*	SL Industries, Inc.	500	7,550
	Smith (A.O.) Corp.	2,000	92,600
*	SOURCECORP, Inc.	1,200	30,720
	Southwest Airlines Co.	21,400	358,878
	Sparton Corp.	925	7,964
*	Spherion Corp.	2,900	28,942
*	Spherix, Inc.	900	2,250
* #	Spire Corp.	400	4,000
	SPX Corp.	5,500	270,875
*	Standard Parking Corp.	429	9,176
	Standard Register Co.	2,100	34,482
	Standex International Corp.	1,100	35,057
*	Stantec, Inc.	40	1,436
	Starrett (L.S.) Co. Class A	450	6,525
	Steelcase, Inc. Class A	5,800	98,600
*	Stericycle, Inc.	1,400	84,630
*	Sterling Construction Co., Inc.	600	11,052
	Stewart & Stevenson Services, Inc.	2,500	86,125
*	Strategic Distribution, Inc.	359	3,507
	Sun Hydraulics, Inc.	600	13,644
	Supreme Industries, Inc.	1,200	8,976
*	Swift Transportation Co., Inc.	6,300	150,192
	Sypris Solutions, Inc.	830	8,607
*	SYS	1,000	3,900
*	TB Wood’s Corp.	300	3,600
*	Team, Inc.	700	20,720
	Tech/Ops Sevcon, Inc.	100	623
	Technology Research Corp.	600	4,686
	Tecumseh Products Co. Class A	700	15,827
*	Teledyne Technologies, Inc.	2,600	86,138
	Teleflex, Inc.	3,500	226,275
*	TeleTech Holdings, Inc.	6,100	75,335
	Tennant Co.	800	37,360
*	Terex Corp.	2,600	205,790
*	Tetra Tech, Inc.	4,800	85,488
	Textron, Inc.	5,300	466,983

*	The Advisory Board Co.	800	43,176
#	The Brink’s Co.	1,700	83,249
*	The Dun & Bradstreet Corp.	800	58,192
*	The Geo Group, Inc.	800	18,080
*	The Lamson & Sessions Co.	1,200	28,332
	The Manitowoc Co., Inc.	2,000	154,140
*	Thomas & Betts Corp.	4,000	196,800
	Timken Co.	7,900	226,572
	Todd Shipyards Corp.	500	13,300
	Toro Co.	1,300	59,969
*	Transport Corporation of America, Inc.	300	3,006
*	TRC Companies, Inc.	1,200	13,284
	Tredegar Industries, Inc.	3,500	57,750
	Trinity Industries, Inc.	4,200	222,600
*	Triumph Group, Inc.	800	33,480
*	Tufco Technologies, Inc.	500	3,200
* #	TurboChef Technologies, Inc.	1,100	14,630
	Twin Disc, Inc.	300	15,738
*	U.S. Home Systems, Inc.	700	5,383
*	U.S. Xpress Enterprises, Inc. Class A	1,333	22,741
	UAP Holding Corp.	2,491	54,204
*	Ultralife Batteries, Inc.	1,000	12,450
	Union Pacific Corp.	7,200	637,560
	United Industrial Corp.	500	25,830
#	United Parcel Service, Inc.	4,900	366,079
*	United Rentals, Inc.	6,600	215,160
*	United Stationers, Inc.	3,000	148,500
	United Technologies Corp.	7,800	456,300
	Universal Forest Products, Inc.	1,600	98,928
*	Universal Security Instruments, Inc.	200	4,616
*	UQM Technologies, Inc.	1,000	4,040
*	URS Corp.	4,300	187,437
*	US Airways Group, Inc.	288	9,530
*	USA Truck, Inc.	1,000	29,430
	Valley National Gases, Inc.	1,000	21,650
	Valmont Industries, Inc.	2,300	83,651
*	Valpey Fisher Corp.	100	318
*	Versar, Inc.	700	2,660
	Viad Corp.	2,100	67,221
	Vicor Corp.	2,300	45,747
*	Volt Information Sciences, Inc.	400	9,572
	VSE Corp.	200	8,060
	W.W. Grainger, Inc.	3,500	259,140
	Wabash National Corp.	2,900	57,913
	Wabtec Corp.	3,300	108,999
	Walter Industries, Inc.	900	59,247
	Washington Group International, Inc.	2,400	140,088
*	Waste Connections, Inc.	4,300	157,552
	Waste Industries USA, Inc.	1,500	23,250
	Waste Management, Inc.	14,800	492,248
*	Water Pik Technologies, Inc.	700	19,285
	Watsco, Inc. Class A	1,200	83,544
	Watsco, Inc. Class B	100	7,070
	Watson Wyatt & Co. Holdings	3,800	116,128
	Watts Water Technologies, Inc.	2,400	85,872

	Werner Enterprises, Inc.	7,300	141,839
* #	WESCO International, Inc.	1,300	74,516
*	West Corp.	4,600	200,238
*	Westaff, Inc.	1,896	8,361
*	Willis Lease Finance Corp.	304	2,891
*	Wolverine Tube, Inc.	700	2,569
	Woodward Governor Co.	3,000	96,450
*	World Air Holdings, Inc.	600	5,202
*	Xanser Corp.	3,100	13,547
* #	YRC Worldwide, Inc.	5,000	239,200
Total Industrials			42,930,646

Health Care — (9.6%)
*	Abaxis, Inc.	1,100	24,189
	Abbott Laboratories	12,200	538,996
* #	Abgenix, Inc.	2,000	44,480
*	Abiomed, Inc.	2,500	26,000
*	Acadia Pharmaceuticals, Inc.	1,931	28,907
*	Accelrys, Inc.	1,300	8,060
*	Acusphere, Inc.	2,305	13,438
*	Adeza Biomedical Corp.	200	4,440
*	Adolor Corp.	1,700	46,699
*	Advanced Magnetics, Inc.	400	10,000
*	Advanced Medical Optics, Inc.	5,700	253,536
*	ADVENTRX Pharmaceuticals, Inc.	3,100	14,663
	Aetna, Inc.	7,000	357,000
*	Affymetrix, Inc.	1,000	35,510
*	Air Methods Corp.	1,000	23,710
* #	Akorn, Inc.	1,700	7,905
*	Albany Molecular Research, Inc.	2,700	27,243
* #	Alexion Pharmaceuticals, Inc.	1,200	45,096
*	Align Technology, Inc.	3,900	31,824
*	Alkermes, Inc.	2,400	60,984
	Allergan, Inc.	800	86,608
*	Alliance Imaging, Inc.	500	2,940
*	Allied Healthcare International, Inc.	4,400	21,296
*	Allied Healthcare Products, Inc.	800	4,496
*	Allos Therapeutics, Inc.	5,300	17,066
* #	Allscripts Healthcare Solutions, Inc.	1,700	31,875
*	Alnylam Pharmaceuticals, Inc.	1,100	17,688
	Alpharma, Inc. Class A	3,900	117,975
* #	Amedisys, Inc.	1,200	38,616
*	American Dental Partners, Inc.	1,000	13,030
*	American Medical Systems Holdings, Inc.	4,700	101,849
* #	American Pharmaceutical Partners, Inc.	400	12,096
*	American Retirement Corp.	1,300	34,996
	American Shared Hospital Services	400	2,680
*	AMERIGROUP Corp.	800	17,112
	AmerisourceBergen Corp.	8,900	409,311
*	Amgen, Inc.	8,600	649,214
*	AMICAS, Inc.	5,100	25,041
*	AMN Healthcare Services, Inc.	2,400	49,776
*	Amsurg Corp.	1,500	32,865
* #	Amylin Pharmaceuticals, Inc.	1,400	60,732
	Analogic Corp.	1,300	70,135

*	Andrx Corp.	6,800	133,280
*	Anika Therapeutics, Inc.	600	8,232
* #	Antigenics, Inc.	900	5,499
*	AP Pharma, Inc.	1,000	2,210
	Applera Corp. - Applied Biosystems Group	5,800	163,966
*	Applera Corp. - Celera Genomics Group	6,800	78,132
*	Apria Healthcare Group, Inc.	1,900	43,681
*	Aradigm Corp.	500	1,790
*	Arena Pharmaceuticals, Inc.	2,200	38,962
*	Ariad Pharmaceuticals, Inc.	4,400	29,524
*	Arqule, Inc.	3,200	17,216
*	Array BioPharma, Inc.	3,200	28,960
	Arrow International, Inc.	3,700	114,478
*	Arthrocare Corp.	1,600	72,272
*	Aspect Medical Systems, Inc.	800	21,432
* #	AtheroGenics, Inc.	2,200	35,464
	Atrion Corp.	200	14,917
*	ATS Medical, Inc.	2,100	5,775
*	AVANIR Pharmaceuticals Class A	775	13,284
*	Avant Immunotherapeutics, Inc.	3,300	6,501
*	AVI BioPharma, Inc.	3,248	24,847
*	Avigen, Inc.	2,200	12,540
	Bard (C.R.), Inc.	1,300	85,137
*	Barr Laboratories, Inc.	1,300	87,334
*	Barrier Therapeutics, Inc.	1,500	15,165
	Bausch & Lomb, Inc.	2,000	138,420
	Baxter International, Inc.	4,800	181,680
	Beckman Coulter, Inc.	5,300	285,935
	Becton Dickinson & Co.	1,900	121,315
*	Bentley Pharmaceuticals, Inc.	1,800	32,076
*	Bioanalytical Systems, Inc.	415	2,615
* #	BioCryst Pharmaceuticals, Inc.	1,100	21,879
*	Bioenvision, Inc.	1,800	15,156
*	Biogen Idec, Inc.	9,200	434,700
*	Bio-Imaging Technologies, Inc.	1,000	4,140
*	BioMarin Pharmaceutical, Inc.	4,100	53,628
	Biomet, Inc.	3,000	109,200
*	Bio-Rad Laboratories, Inc. Class A	1,800	103,158
*	Bio-Rad Laboratories, Inc. Class B	500	29,300
*	Bio-Reference Laboratories, Inc.	1,200	20,652
*	BioSante Pharmaceuticals, Inc.	1,000	4,100
*	BioScrip, Inc.	3,700	26,529
*	Biosite, Inc.	1,300	70,304
*	BioSphere Medical, Inc.	700	5,320
*	Bioveris Corp.	1,722	7,422
*	Boston Scientific Corp.	5,000	122,100
*	Bovie Medical Corp.	1,000	3,000
* #	Bradley Pharmaceuticals, Inc.	1,800	21,240
	Bristol-Myers Squibb Co.	15,400	355,740
*	Bruker BioSciences Corp.	8,394	37,521
*	Caliper Life Sciences, Inc.	2,800	18,564
	Cambrex Corp.	2,400	44,448
*	Candela Corp.	1,900	36,385
*	Cantel Medical Corp.	1,600	27,392
*	Capital Senior Living Corp.	1,100	11,825

*	Caraco Pharmaceutical Laboratories, Ltd.	900	11,322
	Cardinal Health, Inc.	5,400	392,040
*	Cardiotech International, Inc.	1,800	5,202
* #	Caremark Rx, Inc.	5,600	278,600
*	Celgene Corp.	3,800	144,400
* #	Cell Genesys, Inc.	4,400	30,976
* #	Cell Therapeutics, Inc.	900	1,737
*	Centene Corp.	1,300	35,555
*	Cephalon, Inc.	1,200	95,376
*	Cepheid, Inc.	1,500	13,740
*	Cerner Corp.	2,900	120,727
*	Cerus Corp.	1,000	10,830
*	Chad Therapeutics, Inc.	700	2,366
*	Charles River Laboratories International, Inc.	6,200	299,770
	Chemed Corp.	1,900	105,336
*	Cholestech Corp.	1,400	16,184
	Cigna Corp.	1,600	196,400
	CNS, Inc.	1,100	22,869
*	Collagenex Pharmaceuticals, Inc.	800	10,600
* #	Columbia Laboratories, Inc.	2,700	12,231
* #	Community Health Systems, Inc.	7,600	288,192
	Computer Programs & Systems, Inc.	300	13,788
*	Conceptus, Inc.	1,100	15,763
*	Conmed Corp.	1,300	25,168
*	Connetics Corp.	300	4,764
*	Conor Medsystems, Inc.	300	7,725
#	Cooper Companies, Inc.	2,200	115,434
*	Corcept Therapeutics, Inc.	1,800	8,730
*	Corgentech, Inc.	525	4,620
*	Cortex Pharmaceuticals, Inc.	3,200	8,960
*	Cotherix, Inc.	200	2,304
*	Covance, Inc.	2,400	135,480
*	Coventry Health Care, Inc.	2,100	125,202
* #	Critical Therapeutics, Inc.	3,475	18,904
*	Criticare Systems, Inc.	1,000	5,000
*	Cross Country Healthcare, Inc.	2,900	53,099
*	CryoLife, Inc.	1,100	4,895
*	Cubist Pharmaceuticals, Inc.	2,200	48,642
*	CuraGen Corp.	4,700	23,453
*	Curis, Inc.	4,500	11,250
*	Cutera, Inc.	1,000	27,090
*	CV Therapeutics, Inc.	1,700	45,747
*	Cyberonics, Inc.	200	5,434
*	Cypress Bioscience, Inc.	700	4,186
*	Cytyc Corp.	4,500	129,735
	Dade Behring Holdings, Inc.	6,100	222,528
	Datascope Corp.	1,300	49,595
*	DaVita, Inc.	1,300	75,907
*	Daxor Corp.	500	10,200
*	Dendreon Corp.	5,300	25,811
*	Dendrite International, Inc.	3,600	47,880
	Dentsply International, Inc.	3,200	182,368
*	DepoMed, Inc.	2,700	17,685
	Diagnostic Products Corp.	2,300	106,145
*	Digene Corp.	800	33,168

*	Dionex Corp.	200	10,974
*	Discovery Laboratories, Inc.	1,100	8,349
*	Discovery Partners International, Inc.	800	1,920
*	Diversa Corp.	4,000	31,640
*	DJ Orthopedics, Inc.	1,700	59,296
*	DOV Pharmaceutical, Inc.	1,300	25,025
* #	Durect Corp.	2,200	12,518
*	DUSA Pharmaceuticals, Inc.	1,600	11,600
*	Dyadic International, Inc.	1,000	3,020
*	Dyax Corp.	2,100	12,600
*	Dynavax Technologies Corp.	2,600	15,704
*	Eclipsys Corp.	1,700	43,724
*	Edwards Lifesciences Corp.	2,300	95,105
	Eli Lilly & Co.	9,000	500,580
*	Embrex, Inc.	800	9,546
*	Emdeon Corp.	17,234	181,646
*	Emeritus Corp.	900	22,410
*	Emisphere Technologies, Inc.	1,800	11,304
*	Encision, Inc.	100	280
*	Encore Medical Corp.	5,680	33,853
*	Encysive Pharmaceuticals, Inc.	2,000	18,200
*	Endo Pharmaceuticals Holdings, Inc.	3,400	107,168
*	Endologix, Inc.	3,300	16,104
*	Enpath Medical, Inc.	600	5,604
*	Entremed, Inc.	1,500	3,690
*	Enzo Biochem, Inc.	1,500	19,755
*	Enzon Pharmaceuticals, Inc.	4,000	27,040
*	EPIX Pharmaceuticals, Inc.	1,200	5,220
*	eResearch Technology, Inc.	1,700	25,007
*	ev3, Inc.	333	5,548
*	Exact Sciences Corp.	2,400	6,168
*	Exactech, Inc.	1,100	13,970
*	Exelixis, Inc.	3,400	36,924
*	Express Scripts, Inc.	900	78,543
*	E-Z-EM, Inc.	1,200	24,564
*	First Horizon Pharmaceutical Corp.	1,800	36,936
* #	Fisher Scientific International, Inc.	5,200	354,432
*	Five Star Quality Care, Inc.	2,000	16,600
*	Forest Laboratories, Inc.	2,700	123,930
*	Gene Logic, Inc.	1,700	6,494
*	Genentech, Inc.	6,000	514,140
*	Genesis HealthCare Corp.	1,700	67,575
*	Genitope Corp.	3,200	29,152
*	Gen-Probe, Inc.	1,400	69,944
*	Genta, Inc.	5,100	14,229
*	Gentiva Health Services, Inc.	2,000	33,320
*	GenVec, Inc.	2,800	5,656
*	Genzyme Corp.	3,200	221,888
* #	Geron Corp.	4,800	43,008
*	Gilead Sciences, Inc.	2,700	168,129
*	Greatbatch, Inc.	1,900	42,009
*	GTC Biotherapeutics, Inc.	4,300	5,332
*	GTx, Inc.	221	2,391
*	Haemonetics Corp.	2,000	103,600
*	Halozyme Therapeutics, Inc.	2,700	8,100

*	Hanger Orthopedic Group, Inc.	1,100	6,699
*	Harvard Bioscience, Inc.	2,800	13,972
	HCA, Inc.	5,400	258,660
	Health Management Associates, Inc.	6,600	140,514
*	Health Net, Inc.	1,400	67,130
*	HealthExtras, Inc.	1,577	48,824
*	HealthStream, Inc.	800	2,416
*	HealthTronics, Inc.	1,500	10,905
*	Healthways, Inc.	1,300	56,615
* #	Hemispherx Biopharma, Inc.	2,500	8,325
	Hillenbrand Indutries, Inc.	4,200	213,528
*	Hi-Tech Pharmacal Co., Inc.	1,100	27,104
*	HMS Holdings Corp.	2,100	18,060
*	Hollis-Eden Pharmaceuticals, Inc.	1,200	7,644
*	Hologic, Inc.	1,400	66,962
	Hooper Holmes, Inc.	4,100	11,644
*	Horizon Health Corp.	1,200	27,684
*	Hospira, Inc.	1,800	71,460
*	Human Genome Sciences, Inc.	6,500	81,380
*	Humana, Inc.	5,200	268,684
*	ICOS Corp.	3,500	84,455
*	ICU Medical, Inc.	1,100	38,610
*	Idenix Pharmaceuticals, Inc.	370	7,574
*	IDEXX Laboratories, Inc.	800	62,864
*	I-Flow Corp.	1,800	24,714
*	Illumina, Inc.	1,700	43,231
* #	ImClone Systems, Inc.	2,200	84,458
* #	Immtech International, Inc.	400	3,092
*	Immunicon Corp.	2,400	7,608
*	ImmunoGen, Inc.	2,200	10,054
*	Immunomedics, Inc.	3,700	10,656
*	Implant Sciences Corp.	1,000	4,180
*	Incyte Corp.	800	4,704
*	Indevus Pharmaceuticals, Inc.	3,300	19,932
* #	Inhibitex, Inc.	200	1,624
* #	Inovio Biomedical Corp.	800	2,416
* #	Insmed, Inc.	2,600	6,422
*	Inspire Pharmaceuticals, Inc.	3,900	19,695
*	Integra LifeSciences Holdings	2,000	79,680
*	IntegraMed America, Inc.	600	6,618
*	Intermagnetics General Corp.	2,700	79,434
* #	InterMune, Inc.	2,000	38,120
*	IntraLase Corp.	500	9,265
* #	Introgen Therapeutics, Inc.	600	3,558
* #	Intuitive Surgical, Inc.	900	81,180
	Invacare Corp.	1,200	37,572
*	Inverness Medical Innovations, Inc.	2,600	68,874
*	Invitrogen Corp.	2,700	191,511
*	Iridex Corp.	700	5,775
*	IRIS International, Inc.	700	15,911
*	Isis Pharmaceuticals, Inc.	2,700	21,708
*	Ista Pharmaceuticals, Inc.	1,300	7,956
* #	I-Trax, Inc.	2,800	9,408
*	IVAX Diagnostics, Inc.	1,700	5,644
	Johnson & Johnson	13,900	801,335

*	Kendle International, Inc.	1,100	34,925
*	Kensey Nash Corp.	600	14,688
*	Keryx Biopharmaceuticals, Inc.	1,900	32,414
*	Kindred Healthcare, Inc.	1,200	25,944
*	Kinetic Concepts, Inc.	600	22,260
*	Kos Pharmaceuticals, Inc.	2,900	127,223
*	Kosan Biosciences, Inc.	2,500	12,275
*	K-V Pharmaceutical Co. Class A	2,500	57,425
*	K-V Pharmaceutical Co. Class B	800	18,312
*	Kyphon, Inc.	1,800	64,278
* #	La Jolla Pharmaceutical Co.	1,500	8,100
*	Laboratory Corp. of America Holdings	5,400	313,794
*	Lannet Co., Inc.	2,300	17,940
* #	Laserscope, Inc.	300	6,561
	LCA-Vision, Inc.	800	34,880
*	Lexicon Genetics, Inc.	1,800	7,380
*	Lifecell Corp.	1,300	28,678
*	Lifecore Biomedical, Inc.	1,300	17,004
*	Lifeline Systems, Inc.	860	41,005
*	LifePoint Hospitals, Inc.	2,600	80,756
*	Lincare Holdings, Inc.	4,000	163,600
*	Lipid Sciences, Inc.	200	528
*	Luminex Corp.	1,200	16,800
*	Magellan Health Services, Inc.	3,100	118,389
* #	Mannkind Corp.	3,900	67,431
	Manor Care, Inc.	3,100	128,185
*	Matria Healthcare, Inc.	1,400	60,578
*	Matrixx Initiatives, Inc.	900	23,166
*	Maxygen, Inc.	3,800	29,564
	McKesson Corp.	3,900	211,107
*	Medarex, Inc.	4,500	66,420
*	MedCath Corp.	400	9,168
*	Medco Health Solutions, Inc.	8,300	462,476
*	Medical Action Industries, Inc.	893	21,146
*	Medical Staffing Network Holdings, Inc.	3,000	15,420
	Medicis Pharmaceutical Corp. Class A	4,200	119,448
* #	Medimmune, Inc.	2,900	105,821
*	MEDTOX Scientific, Inc.	800	6,680
	Medtronic, Inc.	6,900	372,255
*	Memory Pharmaceuticals Corp.	3,000	7,230
*	Memry Corp.	2,300	5,060
	Mentor Corp.	1,000	43,040
	Merck & Co., Inc.	17,200	599,592
*	Merge Technologies, Inc.	2,100	40,593
	Meridian Bioscience, Inc.	1,000	22,290
*	Merit Medical Systems, Inc.	1,400	19,950
*	Metabasis Therapeutics, Inc.	1,000	9,250
*	Metropolitan Health Networks, Inc.	2,300	4,945
*	MGI Pharma, Inc.	1,300	22,919
* #	MicroIslet, Inc.	1,500	2,880
*	Microtek Medical Holdings, Inc.	3,714	13,073
*	Millennium Pharmaceuticals, Inc.	26,500	277,720
*	Millipore Corp.	2,100	145,593
*	Molecular Devices Corp.	1,400	44,562
*	Molina Healthcare, Inc.	2,600	73,866

*	Momenta Pharmaceuticals, Inc.	2,200	52,448
*	Monogram Biosciences, Inc.	6,900	13,731
*	MTS Medication Technologies	400	2,636
*	Myogen, Inc.	1,600	60,640
*	Myriad Genetics, Inc.	1,600	41,088
*	Nabi Biopharmaceuticals	3,300	13,563
*	Nanogen, Inc.	2,800	7,056
*	Nastech Pharmaceutical Co., Inc.	1,500	31,470
*	National Dentex Corp.	600	12,000
	National Healthcare Corp.	1,100	44,605
	National Home Health Care Corp.	300	3,367
*	National Medical Health Card Systems, Inc.	200	6,050
	National Research Corp.	600	12,840
*	Natus Medical, Inc.	600	11,976
* #	Nektar Therapeutics	5,200	108,732
*	Neogen Corp.	730	16,571
*	Neopharm, Inc.	1,300	13,156
*	Neose Technologies, Inc.	1,100	3,597
*	Nephros, Inc.	1,000	2,650
*	Neurocrine Biosciences, Inc.	1,000	65,610
*	Neurogen Corp.	3,543	23,880
*	Neurometric, Inc.	500	17,960
*	New Brunswick Scientific Co., Inc.	800	5,808
*	New River Pharmaceuticals, Inc.	1,400	42,812
* #	NitroMed, Inc.	700	8,225
*	NMT Medical, Inc.	600	14,280
* #	Northfield Laboratories, Inc.	2,100	21,987
*	NovaMed, Inc.	2,100	15,540
* #	Novavax, Inc.	1,900	11,020
*	Noven Pharmaceuticals, Inc.	2,000	30,140
*	NPS Pharmaceuticals, Inc.	2,800	42,952
*	Nutraceutical International Corp.	1,250	17,963
*	NuVasive, Inc.	1,000	18,490
*	Nuvelo, Inc.	2,000	34,280
	NWH, Inc.	100	1,245
* #	Occulogix, Inc.	400	1,456
*	Odyssey Healthcare, Inc.	2,800	52,696
	Omnicare, Inc.	4,300	261,655
*	Omnicell, Inc.	1,100	12,716
*	Onyx Pharmaceuticals, Inc.	1,600	45,600
	Option Care, Inc.	2,800	39,256
*	OraSure Technologies, Inc.	3,600	34,272
*	Orchid Cellmark, Inc.	1,400	9,366
*	Orthologic Corp.	3,952	22,882
*	Oscient Pharmaceutical Corp.	6,300	12,726
	Owens & Minor, Inc.	3,600	114,804
*	Oxigene, Inc.	2,300	8,947
* #	Pain Therapeutics, Inc.	2,600	28,054
* #	PainCare Holdings, Inc.	3,400	10,404
*	Palatin Technologies, Inc.	2,900	8,700
*	Palomar Medical Technologies, Inc.	500	15,975
*	Panacos Pharmaceuticals, Inc.	1,600	11,648
*	Par Pharmaceutical Companies, Inc.	2,900	86,246
*	Parexel International Corp.	2,200	56,364
* #	Patterson Companies, Inc.	800	28,832

*	PDI, Inc.	1,200	11,652
*	PDL BioPharma, Inc.	2,900	90,799
*	Pediatric Services of America, Inc.	600	7,638
*	Pediatrix Medical Group, Inc.	1,600	151,008
*	Penwest Pharmaceuticals Co.	840	19,530
	PerkinElmer, Inc.	11,200	266,448
	Perrigo Co.	8,600	136,654
*	Per-Se Technologies, Inc.	1,600	40,416
	Pfizer, Inc.	198,300	5,193,477
	Pharmaceutical Products Development Service, Inc.	1,100	76,549
*	Pharmacopia Drug Discovery, Inc.	1,425	6,883
*	Pharmacyclics, Inc.	1,000	4,750
*	Pharmion Corp.	1,600	26,432
*	PhotoMedex, Inc.	900	2,007
	PolyMedica Corp.	1,700	68,748
*	Possis Medical, Inc.	800	7,480
*	Pozen, Inc.	1,000	17,380
*	PRA International	390	10,277
*	PRAECIS Pharmaceuticals, Inc.	1,000	5,960
*	Progenics Pharmaceuticals, Inc.	1,935	57,083
*	Providence Service Corp.	900	27,747
*	PSS World Medical, Inc.	4,500	77,760
	Psychemedics Corp.	200	3,590
*	Psychiatric Solutions, Inc.	4,400	145,332
	Quest Diagnostics, Inc.	2,600	137,462
*	Quidel Corp.	2,550	28,662
*	Quigley Corp.	600	7,050
*	Radiation Therapy Services, Inc.	800	22,712
*	Radiologix, Inc.	1,200	2,268
*	Regeneration Technologies, Inc.	2,932	21,550
*	Regeneron Pharmaceuticals, Inc.	2,822	46,196
*	RegeneRx Biopharmaceuticals, Inc.	1,200	3,780
*	RehabCare Group, Inc.	800	16,144
* #	Renovis, Inc.	2,465	53,392
*	Repligen Corp.	2,900	12,905
*	Res-Care, Inc.	2,456	44,920
*	ResMed, Inc.	1,800	73,062
*	Respironics, Inc.	3,100	112,716
*	Retractable Technologies, Inc.	2,000	7,960
*	Rigel Pharmaceuticals, Inc.	2,300	21,850
*	Rita Medical Systems, Inc.	4,200	15,708
*	Rochester Medical Corp.	500	5,620
*	Sangamo BioSciences, Inc.	1,500	9,540
*	Santarus, Inc.	3,750	28,088
*	Schein (Henry), Inc.	3,500	163,275
	Schering-Plough Corp.	11,600	214,600
*	SciClone Pharmaceuticals, Inc.	4,100	9,635
* #	SCOLR Pharma, Inc.	1,600	11,264
*	Seattle Genetics, Inc.	4,022	21,236
*	Sepracor, Inc.	1,500	85,965
*	SeraCare Life Sciences, Inc.	1,000	11,210
*	Serologicals Corp.	3,200	77,408
* #	SFBC International, Inc.	1,000	23,600
*	Sierra Health Services, Inc.	1,600	66,704
*	Sirna Therapeutics, Inc.	4,000	24,600

*	Sonic Innovations, Inc.	1,400	6,048
*	SonoSite, Inc.	1,200	48,432
*	Sonus Pharmaceuticals, Inc.	200	1,152
	Span-American Medical System, Inc.	300	4,047
*	Spectranetics Corp.	1,100	12,606
*	Spectrum Pharmaceuticals, Inc.	500	2,675
*	SRI/Surgical Express, Inc.	599	3,666
*	St. Jude Medical, Inc.	2,200	100,320
*	Staar Surgical Co.	2,400	19,488
*	Stereotaxis, Inc.	300	3,969
	Steris Corp.	6,300	156,051
	Stratagene Corp.	1,926	20,165
*	Strategic Diagnostics, Inc.	908	3,378
	Stryker Corp.	2,400	110,928
*	Sun Healthcare Group, Inc.	1,300	8,294
*	Sunrise Senior Living, Inc.	3,900	138,294
*	SuperGen, Inc.	4,300	21,887
* #	SurModics, Inc.	600	23,256
*	Sybron Dental Specialties, Inc.	2,800	107,128
*	Symbion, Inc.	1,952	46,028
*	Symmetry Medical, Inc.	500	10,360
*	Synovis Life Technologies, Inc.	1,200	11,328
*	Tanox, Inc.	3,100	59,148
*	Techne Corp.	1,000	59,470
*	Telik, Inc.	3,600	79,632
*	Tenet Healthcare Corp.	9,300	73,377
*	The Medicines Co.	1,700	34,663
*	Theragenics Corp.	3,400	11,492
*	Thermo Electron Corp.	6,900	238,878
*	Third Wave Technologies, Inc.	1,600	4,944
*	Thoratec Corp.	4,300	86,516
*	Threshold Pharmaceuticals, Inc.	48	722
*	Titan Pharmaceuticals, Inc.	1,300	4,498
* #	Triad Hospitals, Inc.	4,000	172,240
*	Trimeris, Inc.	900	11,286
*	TriPath Imaging, Inc.	2,000	12,940
*	Tripos, Inc.	1,300	4,095
*	TriZetto Group, Inc.	1,600	26,816
*	U.S. Physical Therapy, Inc.	1,000	19,250
*	United Surgical Partners International, Inc.	3,800	133,570
*	United Therapeutics Corp.	1,000	61,640
	UnitedHealth Group, Inc.	7,800	454,194
#	Universal Health Services, Inc.	2,600	130,598
*	Urologix, Inc.	1,500	5,625
	Utah Medical Products, Inc.	299	9,870
	Valeant Pharmaceuticals International	2,400	42,768
*	Varian Medical Systems, Inc.	1,600	92,608
*	Varian, Inc.	2,800	111,720
*	Vascular Solutions, Inc.	100	708
*	VCA Antech, Inc.	2,200	61,490
*	Ventana Medical Systems, Inc.	1,400	50,778
*	Ventiv Health, Inc.	2,400	66,864
*	Vertex Pharmaceuticals, Inc.	2,300	99,452
*	ViaCell, Inc.	400	2,084
*	Viasys Healthcare, Inc.	2,900	84,622

*	Vical, Inc.	1,600	7,536
*	ViroPharma, Inc.	2,600	50,310
*	VistaCare, Inc.	500	6,775
*	Vital Images, Inc.	400	13,280
	Vital Signs, Inc.	1,100	56,166
*	Vivus, Inc.	3,700	12,173
*	Waters Corp.	1,400	59,822
*	Watson Pharmaceuticals, Inc.	9,500	284,810
*	WellCare Health Plans, Inc.	2,700	105,165
*	WellPoint, Inc.	17,863	1,371,700
	West Pharmaceutical Services, Inc.	2,700	87,183
*	Wright Medical Group, Inc.	1,300	25,129
	Wyeth	7,700	383,460
*	Xenogen Corp.	1,600	6,448
	Young Innovations, Inc.	800	26,960
*	Zevex International, Inc.	300	4,668
*	Zila, Inc.	4,000	14,960
*	Zimmer Holdings, Inc.	1,100	76,098
*	Zoll Medical Corp.	900	23,625
*	Zymogenetics, Inc.	4,500	99,630
Total Health Care			36,907,236

Energy — (7.6%)
*	Abraxas Petroleum Corp.	3,000	17,070
	Adams Resources & Energy, Inc.	400	10,516
*	Allis-Chalmers Energy, Inc.	1,600	26,240
* #	Alpha Natural Resources, Inc.	400	8,548
	Amerada Hess Corp.	2,500	345,775
*	American Oil & Gas, Inc.	1,100	4,400
	Anadarko Petroleum Corp.	6,400	634,624
	Apache Corp.	8,900	595,588
	Arch Coal, Inc.	800	58,488
*	Arena Resources, Inc.	500	14,600
*	Atlas America, Inc.	600	40,194
*	ATP Oil & Gas Corp.	1,000	37,250
*	Atwood Oceanics, Inc.	1,200	108,216
	Baker Hughes, Inc.	2,400	163,128
	Barnwell Industries, Inc.	700	16,030
	Berry Petroleum Corp. Class A	1,400	94,570
*	Bill Barret Corp.	300	9,936
	BJ Services Co.	4,000	125,240
*	Bolt Technology Corp.	500	6,060
*	Brigham Exploration Co.	4,010	34,366
*	Bristow Group, Inc.	1,100	32,846
	Burlington Resources, Inc.	2,300	207,414
	Cabot Oil & Gas Corp.	3,000	135,780
*	Cal Dive International, Inc.	2,900	102,109
*	Callon Petroleum Co.	1,200	21,216
	CARBO Ceramics, Inc.	1,700	93,075
*	Carrizo Oil & Gas, Inc.	2,000	46,580
	Castle Energy Corp.	700	15,715
*	Cheniere Energy, Inc.	1,400	55,510
	Chesapeake Energy Corp.	15,500	460,195
	Chevron Corp.	60,500	3,417,040
	Cimarex Energy Co.	7,000	298,620

*	Clayton Williams Energy, Inc.	1,000	43,470
*	Comstock Resources, Inc.	3,900	109,590
	ConocoPhillips	37,400	2,279,904
#	CONSOL Energy, Inc.	1,200	76,824
*	Contango Oil & Gas Co.	1,300	14,937
*	Cooper Cameron Corp.	4,300	174,150
	Crosstex Energy, Inc.	500	39,785
*	Dawson Geophysical Co.	700	18,669
* #	Delta Petroleum Corp.	4,100	79,991
*	Denbury Resources, Inc.	4,300	121,905
	Diamond Offshore Drilling, Inc.	1,500	116,085
*	Dril-Quip, Inc.	1,300	66,040
* #	Dune Energy, Inc.	2,300	7,567
*	Edge Petroleum Corp.	1,400	39,116
#	El Paso Corp.	8,700	113,796
*	Encore Acquisition Co.	4,600	140,944
*	Endeavour International Corp.	6,400	19,712
*	Energy Partners, Ltd.	3,500	80,465
	ENSCO International, Inc.	6,500	290,485
	EOG Resources, Inc.	2,900	195,460
	Exxon Mobil Corp.	83,200	4,939,584
*	FMC Technologies, Inc.	2,600	121,992
*	Forest Oil Corp.	4,800	238,320
	Foundation Coal Holdings, Inc.	700	28,000
#	Frontier Oil Corp.	2,200	101,750
*	FX Energy, Inc.	3,000	16,590
*	Gasco Energy, Inc.	3,600	20,556
*	Giant Industries, Inc.	1,300	75,660
*	GMX Resources, Inc.	500	17,955
*	Goodrich Petroleum Corp.	1,000	24,180
*	Grant Prideco, Inc.	1,700	68,799
*	Grey Wolf, Inc.	16,200	112,428
	Gulf Island Fabrication, Inc.	1,300	29,549
*	Gulfmark Offshore, Inc.	1,800	49,356
	Halliburton Co.	3,100	210,800
*	Hanover Compressor Co.	9,400	143,632
*	Harvest Natural Resources, Inc.	3,500	31,535
	Helmerich & Payne, Inc.	4,300	282,811
	Holly Corp.	2,100	125,370
*	Hornbeck Offshore Services, Inc.	1,800	57,888
*	Houston Exploration Co.	2,700	156,168
*	Hydril Co.	1,300	87,542
*	Infinity, Inc.	1,400	12,040
*	Input/Output, Inc.	7,400	55,944
*	KCS Energy, Inc.	3,100	73,160
	Kerr-McGee Corp.	2,000	195,400
* #	KFX, Inc.	2,300	48,024
	Kinder Morgan, Inc.	900	83,502
*	Lone Star Technologies, Inc.	2,600	129,220
	Lufkin Industries, Inc.	1,300	67,288
	Marathon Oil Corp.	9,900	698,940
	Maritrans, Inc.	1,100	25,036
	MarkWest Hydrocarbon, Inc.	1,000	22,880
#	Massey Energy Co.	5,800	215,760
*	Matrix Service Co.	2,100	23,247

*	Maverick Tube Corp.	3,300	153,549
*	McMoran Exploration Co.	1,600	28,304
*	Meridian Resource Corp.	7,800	33,072
*	Mitcham Industries, Inc.	800	13,400
#	Murphy Oil Corp.	7,900	370,273
*	NATCO Group, Inc. Class A	1,500	37,170
*	National-Oilwell, Inc.	7,400	450,512
* #	Natural Gas Services Group	900	17,775
*	Newfield Exploration Co.	5,400	208,710
*	Newpark Resources, Inc.	8,100	60,426
	Noble Energy, Inc.	7,400	311,096
*	NS Group, Inc.	1,800	73,422
	Occidental Petroleum Corp.	10,830	991,378
*	Oceaneering International, Inc.	2,300	126,822
*	Oil States International, Inc.	4,200	145,026
*	OMNI Energy Services Corp.	800	3,320
	Overseas Shipholding Group, Inc.	1,900	96,083
	Panhandle Royalty Co.	800	15,376
*	Parallel Petroleum Corp.	1,300	22,113
*	Parker Drilling Co.	6,700	61,975
	Patterson-UTI Energy, Inc.	6,500	179,075
#	Peabody Energy Corp.	2,800	135,156
	Penn Virginia Corp.	1,500	92,775
*	Petrohawk Energy Corp.	6,800	85,884
	Pioneer Natural Resources Co.	5,500	231,495
*	Plains Exploration & Production Co.	2,900	118,175
	Pogo Producing Co.	5,000	249,300
*	Pride International, Inc.	6,900	213,693
*	Quicksilver Resources, Inc.	1,900	69,008
	Range Resources Corp.	4,900	117,257
*	Remington Oil & Gas Corp.	2,100	87,990
*	Rentech, Inc.	4,800	18,672
	Resource America, Inc.	1,800	29,556
#	Rowan Companies, Inc.	4,700	189,175
*	Royale Energy, Inc.	700	4,284
	RPC, Inc.	2,300	48,737
*	SEACOR Holdings, Inc.	2,200	160,534
#	Smith International, Inc.	2,700	104,571
*	Southwestern Energy Co.	2,100	67,389
	St. Mary Land & Exploration Co.	3,600	138,204
*	Stone Energy Corp.	2,400	99,360
	Sunoco, Inc.	5,100	377,910
*	Superior Energy Services, Inc.	5,000	130,000
*	Swift Energy Corp.	2,700	104,652
* #	Syntroleum Corp.	2,400	21,168
	Tesoro Petroleum Corp.	2,900	175,189
*	Teton Energy Corp.	900	6,282
*	TETRA Technologies, Inc.	2,300	86,480
*	TGC Industries, Inc.	600	5,250
	The Williams Companies, Inc.	3,900	84,123
	Tidewater, Inc.	4,800	250,800
*	Todco Class A	500	16,760
* #	Toreador Resources Corp.	1,200	35,964
* #	Transmeridian Exploration, Inc.	3,400	19,210
*	TransMontaigne, Inc.	2,100	15,834

* #	Tri-Valley Corp.	900	7,416
*	Unit Corp.	3,900	207,363
*	Universal Compression Holdings, Inc.	2,600	113,750
	USEC, Inc.	7,700	95,788
*	VAALCO Energy, Inc.	4,700	30,785
	Valero Energy Corp.	16,600	892,914
*	Veritas DGC, Inc.	3,200	134,816
	W&T Offshore, Inc.	100	3,891
*	Warren Resources, Inc.	400	5,852
	Western Gas Resources, Inc.	4,700	222,357
*	Westmoreland Coal Co.	400	9,728
*	W-H Energy Services, Inc.	2,400	94,800
*	Whiting Petroleum Corp.	3,300	133,980
	World Fuel Services Corp.	2,600	78,780
	XTO Energy, Inc.	4,800	201,072
Total Energy			29,079,746

Materials — (4.9%)
*	AEP Industries, Inc.	400	10,768
	Air Products & Chemicals, Inc.	5,200	333,632
	Airgas, Inc.	6,600	240,174
*	AK Steel Holding Corp.	8,100	89,910
	Albemarle Corp.	3,900	165,555
	Alcoa, Inc.	23,500	689,020
*	Aleris International, Inc.	2,700	115,641
#	Allegheny Technologies, Inc.	2,700	136,377
	AMCOL International Corp.	2,500	69,025
*	American Pacific Corp.	400	2,292
	American Vanguard Corp.	800	22,968
	Aptargroup, Inc.	2,900	153,845
	Arch Chemicals, Inc.	2,100	59,262
	Ashland, Inc.	4,000	261,080
	Atlantis Plastics, Inc.	400	3,560
	Bairnco Corp.	600	5,790
	Balchem Corp.	1,100	23,617
	Ball Corp.	1,200	51,120
	Bemis Co., Inc.	9,000	269,820
#	Bowater, Inc.	4,600	119,692
*	Brush Engineered Materials, Inc.	1,700	29,597
*	Buckeye Technologies, Inc.	1,000	8,810
	Cabot Corp.	5,400	199,908
	Calgon Carbon Corp.	2,000	15,560
*	Caraustar Industries, Inc.	1,500	15,255
	Carpenter Technology Corp.	2,200	183,898
	Castle (A.M.) & Co.	1,300	36,816
	Celanese Corp. Class A	100	2,140
*	Century Aluminum Co.	2,900	103,211
	Chemtura Corp.	12,000	132,960
	Chesapeake Corp.	900	11,871
	Cleveland-Cliffs, Inc.	1,800	154,890
*	Coeur d’Alene Mines Corp.	17,800	98,612
	Commercial Metals Co.	4,800	217,392
	Compass Minerals International, Inc.	1,700	42,415
*	Constar International, Inc.	780	2,768
*	Core Molding Technologies, Inc.	900	7,164

*	Crown Holdings, Inc.	3,500	64,050
	Cytec Industries, Inc.	4,000	213,360
	Deltic Timber Corp.	1,100	57,486
*	Devcon International Corp.	500	4,380
	Dow Chemical Co.	17,700	761,631
	DuPont (E.I.) de Nemours & Co., Inc.	21,400	861,136
	Eagle Materials, Inc.	1,800	97,434
	Eagle Materials, Inc. Class B	1,500	80,535
	Eastman Chemical Co.	3,100	152,923
	Ecolab, Inc.	3,300	119,427
#	Empire Resources, Inc.	700	14,854
	Engelhard Corp.	4,300	170,925
	Ferro Corp.	3,400	68,272
	Florida Rock Industries, Inc.	2,000	115,220
*	FMC Corp.	3,200	194,592
	Freeport-McMoRan Copper & Gold, Inc. Class B	2,400	121,512
	Friedman Industries, Inc.	800	6,112
	Georgia Gulf Corp.	3,100	88,970
	Gibraltar Industries, Inc.	2,700	68,877
	Glatfelter (P.H.) Co.	2,200	36,168
*	Graphic Packaging Corp.	5,600	14,560
	Greif, Inc. Class A	1,100	63,701
	Greif, Inc. Class B	1,100	61,787
	H.B. Fuller Co.	2,600	105,560
	Hawkins, Inc.	1,021	14,243
* #	Headwaters, Inc.	3,400	126,208
*	Hecla Mining Co.	9,800	48,804
*	Hercules, Inc.	2,100	24,885
	International Flavors & Fragrances, Inc.	4,000	138,520
	International Paper Co.	13,200	432,564
	Kronos Worldwide, Inc.	4,100	119,310
#	LaFarge North America, Inc.	2,600	215,462
*	Landec Corp.	2,600	18,850
*	Lesco, Inc.	900	14,625
	Louisiana-Pacific Corp.	9,000	255,870
	Lubrizol Corp.	5,700	246,582
	Lyondell Chemical Co.	12,500	261,500
	MacDermid, Inc.	2,400	70,608
	Martin Marietta Materials, Inc.	1,900	185,250
*	Material Sciences Corp.	1,500	19,515
*	Maxxam, Inc.	350	11,288
	MeadWestavco Corp.	10,300	286,546
	Metal Management, Inc.	2,300	64,883
	Minerals Technologies, Inc.	1,000	53,530
*	Mines Management, Inc.	400	3,056
	Monsanto Co.	2,100	176,148
	Myers Industries, Inc.	3,100	49,600
*	Nalco Holding Co.	800	14,000
*	Nanophase Technologies Corp.	800	5,656
	Nevada Chemicals, Inc.	800	6,400
*	NewMarket Corp.	1,500	51,705
	Newmont Mining Corp.	6,600	349,272
	NL Industries, Inc.	4,000	52,760
	NN, Inc.	1,700	20,978
*	Northern Technologies International Corp.	400	3,016

*	Northwest Pipe Co.	700	18,529
#	Nucor Corp.	5,200	447,460
	Olin Corp.	6,000	126,060
	Olympic Steel, Inc.	500	13,180
*	OM Group, Inc.	1,600	33,936
*	Omnova Solutions, Inc.	3,800	23,066
*	Oregon Steel Mills, Inc.	3,200	121,216
*	Owens-Illinois, Inc.	7,600	142,424
	Packaging Corp. of America	9,200	209,852
	Packaging Dynamics Corp.	1,000	13,870
*	Pactiv Corp.	9,400	215,542
	Penford Corp.	1,000	15,875
	Phelps Dodge Corp.	2,800	386,400
*	Pioneer Companies, Inc.	900	27,108
*	PolyOne Corp.	8,400	73,332
	PPG Industries, Inc.	6,700	406,221
	Praxair, Inc.	2,400	129,552
	Quaker Chemical Corp.	1,000	19,990
	Quanex Corp.	2,400	148,968
	Reliance Steel & Aluminum Co.	2,500	205,975
	Roanoke Electric Steel Corp.	400	11,180
	Rock of Ages Corp.	100	510
	Rock-Tenn Co. Class A	1,600	20,992
	Rohm & Haas Co.	9,400	467,650
	Rotonics Manufacturing, Inc.	1,100	3,520
	Royal Gold, Inc.	1,600	50,288
	RPM International, Inc.	10,000	180,400
*	RTI International Metals, Inc.	1,850	77,793
	Ryerson Tull, Inc.	1,200	30,288
	Schnitzer Steel Industries, Inc. Class A	2,100	65,310
	Schulman (A.), Inc.	1,400	32,802
	Schweitzer-Maudoit International, Inc.	1,300	33,410
	Scotts Co. Class A	4,500	215,505
*	Sealed Air Corp.	3,300	187,704
*	Senomyx, Inc.	600	9,756
	Sensient Technologies Corp.	4,300	77,056
	Sigma-Aldrich Corp.	2,600	167,466
	Silgan Holdings, Inc.	2,600	102,492
*	Smurfit-Stone Container Corp.	21,600	283,392
	Spartech Corp.	2,900	70,180
	Steel Dynamics, Inc.	3,700	170,200
	Steel Technologies, Inc.	600	16,554
	Stepan Co.	1,000	26,710
*	Stillwater Mining Co.	8,300	107,983
	Summa Industries, Inc.	300	2,325
*	Symyx Technologies, Inc.	2,000	58,000
*	Synalloy Corp.	576	7,488
	Temple-Inland, Inc.	4,800	204,816
*	Terra Industries, Inc.	5,200	36,868
	Texas Industries, Inc.	2,000	121,320
*	The Mosaic Co.	2,200	34,980
* #	Titanium Metals Corp.	1,600	65,632
*	U.S. Concrete, Inc.	3,300	41,349
*	United States Lime & Minerals, Inc.	500	12,919
#	United States Steel Corp.	6,450	351,525

*	Universal Stainless & Alloy Products, Inc.	700	13,608
	Valhi, Inc.	9,910	176,894
	Valspar Corp.	8,600	227,298
	Vulcan Materials Co.	4,000	316,000
	Wausau-Mosinee Paper Corp.	4,700	61,100
	Westlake Chemical Corp.	5,600	192,192
	Weyerhaeuser Co.	6,600	450,714
*	Williams Industries, Inc.	100	207
	Worthington Industries, Inc.	8,100	158,760
* #	Zoltek Companies, Inc.	800	13,808
Total Materials			18,707,021

Consumer Staples — (4.8%)
#	Alberto-Culver Co. Class B	3,800	173,546
	Albertson’s, Inc.	17,600	447,744
	Altria Group, Inc.	27,900	2,006,010
	Andersons, Inc.	606	34,087
	Anheuser-Busch Companies, Inc.	4,500	186,930
	Archer-Daniels-Midland Co.	17,600	558,272
	Arden Group, Inc. Class A	200	18,170
	Avon Products, Inc.	900	25,965
* #	BJ’s Wholesale Club, Inc.	5,800	183,628
*	Boston Beer Co., Inc. Class A	800	21,384
*	Bridgford Foods Corp.	600	3,900
	Brown-Forman Corp. Class B	200	14,072
*	Cagle’s, Inc. Class A	400	2,668
	Calavo Growers, Inc.	1,450	14,340
	Cal-Maine Foods, Inc.	2,200	14,080
	Campbell Soup Co.	2,300	71,599
*	Carrington Laboratories, Inc.	1,000	4,548
	Casey’s General Stores, Inc.	4,700	123,281
	CCA Industries, Inc.	600	6,498
*	Central European Distribution Corp.	1,545	64,751
*	Central Garden & Pet Co.	1,700	92,412
*	Chattem, Inc.	700	27,293
	Chiquita Brands International, Inc.	2,200	37,884
	Church & Dwight Co., Inc.	4,300	148,479
	Clorox Co.	2,000	121,900
	Coca-Cola Bottling Co. Consolidated	607	27,455
	Coca-Cola Co.	13,600	570,792
	Coca-Cola Enterprises, Inc.	16,600	326,190
	Colgate-Palmolive Co.	3,000	163,440
	ConAgra, Inc.	22,000	462,660
*	Constellation Brands, Inc. Class A	11,200	295,008
*	Constellation Brands, Inc. Class B	900	23,400
	Corn Products International, Inc.	6,300	169,848
	Costco Wholesale Corp.	9,300	476,904
*	Cuisine Solutions, Inc.	600	5,994
	CVS Corp.	9,800	277,634
*	Darling International, Inc.	6,100	26,718
*	Dean Foods Co.	5,600	209,832
	Del Monte Foods Co.	17,100	186,048
	Delta & Pine Land Co.	900	22,779
*	Elizabeth Arden, Inc.	1,500	36,600
*	Energizer Holdings, Inc.	800	43,704

	Estee Lauder Companies, Inc.	1,600	59,872
	Farmer Brothers Co.	900	19,575
	Flowers Foods, Inc.	5,100	140,250
*	Foodarama Supermarkets, Inc.	200	10,500
*	Fresh Brands, Inc.	100	705
*	Galaxy Nutritional Foods, Inc.	100	105
	General Mills, Inc.	9,600	472,800
*	Gold Kist, Inc.	500	6,635
	Golden Enterprises, Inc.	485	1,455
*	Great Atlantic & Pacific Tea Co., Inc.	3,700	119,362
*	Green Mountain Coffee, Inc.	612	25,098
*	Griffin Land & Nurseries, Inc. Class A	100	3,175
*	Hain Celestial Group, Inc.	3,500	81,690
	Heinz (H.J.) Co.	3,700	140,119
*	Hines Horticulture, Inc.	2,500	9,275
	Hormel Foods Corp.	5,600	192,808
	Ingles Market, Inc. Class A	1,100	18,161
*	Integrated Biopharma, Inc.	600	3,600
	Inter Parfums, Inc.	1,600	28,000
	J & J Snack Foods Corp.	1,600	54,320
	J. M. Smucker Co.	4,900	193,648
*	Katy Industries, Inc.	600	2,148
	Kellogg Co.	3,200	141,792
	Kimberly-Clark Corp.	2,200	130,196
	Kraft Foods, Inc.	13,600	409,224
	Lancaster Colony Corp.	3,100	124,434
	Lance, Inc.	2,500	54,350
* #	Lifeway Foods, Inc.	500	5,770
	Loews Corp. - Carolina Group	1,000	47,490
	Longs Drug Stores Corp.	3,100	118,947
#	Mannatech, Inc.	500	6,695
	Marsh Supermarkets, Inc. Class A	200	1,741
	Marsh Supermarkets, Inc. Class B	100	782
*	Maui Land & Pineapple Co., Inc.	700	26,516
	McCormick & Co., Inc.	1,000	32,830
*	Medifast, Inc.	1,100	7,689
	MGP Ingredients, Inc.	1,550	20,661
	Molson Coors Brewing Co.	3,500	219,625
	Nash Finch Co.	400	12,400
	National Beverage Corp.	3,400	29,376
*	Natrol, Inc.	200	440
*	Natural Alternatives International, Inc.	400	3,408
* #	Natural Health Trends Corp.	500	4,520
	Nature’s Sunshine Products, Inc.	600	10,182
*	NBTY, Inc.	3,200	70,080
	Nu Skin Enterprises, Inc. Class A	2,400	43,392
	Oil-Dri Corp. of America	700	13,132
*	Omega Protein Corp.	1,500	9,435
*	Parlux Fragrances, Inc.	800	27,672
*	Pathmark Stores, Inc.	4,800	48,288
*	Peet’s Coffee & Tea, Inc.	1,000	29,940
#	Pepsi Bottling Group, Inc.	10,200	299,472
	PepsiAmericas, Inc.	11,400	272,688
	PepsiCo, Inc.	9,500	561,545
*	Performance Food Group Co.	3,100	91,047

	Pilgrim’s Pride Corp.	3,400	78,404
*	Playtex Products, Inc.	5,200	54,600
*	PriceSmart, Inc.	2,800	22,400
	Procter & Gamble Co.	19,000	1,138,670
*	Pyramid Breweries, Inc.	200	484
	Ralcorp Holdings, Inc.	2,400	92,688
*	Redhook Ale Brewery, Inc.	680	2,370
	Reliv International, Inc.	600	7,908
*	Revlon, Inc.	18,900	63,882
#	Reynolds American, Inc.	4,000	424,600
*	Rite Aid Corp.	10,600	39,114
	Rocky Mountain Chocolate Factory, Inc.	100	1,539
	Ruddick Corp.	2,500	60,450
	Safeway, Inc.	19,000	461,890
*	San Filippo (John B.) & Son, Inc.	200	2,920
	Sanderson Farms, Inc.	1,000	23,320
	Sara Lee Corp.	4,400	77,748
*	Schiff Nutrition International, Inc.	1,000	5,310
*	Seneca Foods Corp. Class A	300	5,895
*	Seneca Foods Corp. Class B	300	5,940
*	Smart & Final Food, Inc.	2,900	43,790
*	Smithfield Foods, Inc.	9,500	251,085
	Spartan Stores, Inc.	2,100	24,759
	Supervalu, Inc.	7,000	221,200
	Sysco Corp.	1,700	51,153
	Tasty Baking Co.	500	3,580
	The Hershey Co.	600	30,690
*	The Kroger Co.	9,100	182,364
	The Topps Co., Inc.	2,100	16,968
*	Tofutti Brands, Inc.	100	297
	Tootsie Roll Industries, Inc.	3,200	90,432
	Tyson Foods, Inc. Class A	8,900	120,417
*	United Natural Foods, Inc.	2,900	96,454
	United-Guardian, Inc.	600	6,510
	Universal Corp.	2,300	93,541
*	USANA Health Services, Inc.	400	17,260
	UST, Inc.	1,200	46,656
	Vector Group, Ltd.	2,015	37,499
*	Vermont Pure Holdings, Ltd.	600	1,068
	Village Super Market, Inc.	200	10,662
	Walgreen Co.	7,200	322,992
	Wal-Mart Stores, Inc.	32,700	1,483,272
	WD-40 Co.	1,400	42,742
	Weis Markets, Inc.	2,500	111,650
	Whole Foods Market, Inc.	1,700	108,596
*	Wild Oats Markets, Inc.	2,200	39,490
	Wrigley (Wm.) Jr. Co.	1,000	63,540
Total Consumer Staples			18,276,306

Telecommunication Services — (3.0%)
*	@Road, Inc.	5,600	28,896
	Alaska Communications Systems Group, Inc.	2,600	28,834
	Alltel Corp.	9,500	599,925
*	American Tower Corp.	11,400	362,862
	AT&T, Inc.	105,100	2,899,709

	BellSouth Corp.	49,100	1,550,578
*	Broadwing Corp.	6,900	61,824
	Centennial Communications Corp.	5,700	43,263
*	Cincinnati Bell, Inc.	12,300	50,307
	Citizens Communications Co.	4,500	60,075
*	Cogent Communications Group, Inc.	1,600	11,440
	Commonwealth Telephone Enterprises, Inc.	400	12,912
*	Crown Castle International Corp.	1,000	31,350
	CT Communications, Inc.	1,900	25,156
	D&E Communications, Inc.	1,500	15,225
*	Dobson Communications Corp.	12,600	91,224
	FairPoint Communications, Inc.	700	9,849
*	General Communications, Inc. Class A	4,600	51,750
	Hector Communications Corp.	400	11,060
	Hickory Tech Corp.	1,500	11,970
*	IDT Corp.	400	4,732
*	IDT Corp. Class B	6,700	79,663
* #	InPhonic, Inc.	1,000	5,620
	Iowa Telecommunications Services, Inc.	400	7,080
*	Level 3 Communications, Inc.	20,246	68,836
*	Lynch Interactive Corp.	1	2,115
*	Moscow CableCom Corp.	800	6,304
*	Nextel Partners, Inc.	900	25,254
*	NII Holdings, Inc.	2,000	102,440
	North Pittsburgh Systems, Inc.	1,200	24,408
*	Premiere Global Services, Inc.	1,300	10,673
*	Price Communications Corp.	2,900	48,575
*	Qwest Communications International, Inc.	24,600	155,472
*	Rural Cellular Corp. Class A	1,000	14,450
*	SBA Communications Corp.	4,100	92,209
	Shenandoah Telecommunications Co.	600	26,142
	Sprint Nextel Corp.	68,700	1,650,861
*	SunCom Wireless Holdings, Inc.	4,600	7,820
	SureWest Communications	1,400	35,392
*	Syniverse Holdings, Inc.	300	4,290
*	TALK America Holdings, Inc.	3,100	26,443
	Telephone & Data Systems, Inc.	2,100	78,540
	Telephone & Data Systems, Inc. Special Shares	2,300	82,570
*	Time Warner Telecom, Inc.	3,400	42,942
*	UbiquiTel, Inc.	3,200	31,264
*	United States Cellular Corp.	2,800	153,860
*	US LEC Corp.	1,800	3,816
	USA Mobility, Inc.	2,500	72,050
	Valor Communications Group, Inc.	600	7,410
	Verizon Communications, Inc.	79,000	2,662,300
*	Wireless Facilities, Inc.	5,900	26,550
Total Telecommunication Services			11,518,290

Utilities — (1.9%)
*	AES Corp.	8,700	150,510
	AGL Resources, Inc.	2,600	93,340
*	Allegheny Energy, Inc.	2,100	75,096
	ALLETE, Inc.	1,600	74,672
	Alliant Energy Corp.	3,700	122,470
	Ameren Corp.	2,700	136,809

	American Electric Power Co., Inc.	2,600	94,900
	American States Water Co.	1,000	34,490
	Aqua America, Inc.	4,033	115,908
*	Aquila, Inc.	20,500	79,950
	Artesian Resources Corp. Class A	186	5,507
	Atmos Energy Corp.	2,700	71,280
	Avista Corp.	2,700	52,920
	Black Hills Corp.	1,700	58,769
	California Water Service Group	1,100	48,136
*	Calpine Corp.	14,100	3,173
	Cascade Natural Gas Corp.	800	15,680
#	CenterPoint Energy, Inc.	4,000	51,880
	Central Vermont Public Service Corp.	900	19,269
	CH Energy Group, Inc.	900	44,190
	Chesapeake Utilities Corp.	300	9,051
	Cleco Corp.	2,800	62,972
*	CMS Energy Corp.	6,700	94,336
	Connecticut Water Services, Inc.	633	16,053
	Consolidated Edison, Inc.	3,200	146,784
	Constellation Energy Group	1,400	82,236
	Delta Natural Gas Co., Inc.	100	2,589
	Dominion Resources, Inc.	2,300	172,730
#	DPL, Inc.	4,200	113,064
	DTE Energy Co.	1,400	60,620
#	Duke Energy Corp.	6,400	181,760
	Duquesne Light Holdings, Inc.	4,200	72,870
*	Dynegy, Inc.	10,200	55,182
	Edison International	2,000	88,720
*	El Paso Electric Co.	2,600	53,170
#	Empire District Electric Co.	1,500	33,180
	Energen Corp.	2,400	85,752
	Energy East Corp.	2,000	50,120
	Energy West, Inc.	100	939
	EnergySouth, Inc.	500	14,935
	Entergy Corp.	1,100	79,761
*	Environmental Power Corp.	900	8,190
#	Equitable Resources, Inc.	1,600	58,176
	Exelon Corp.	4,300	245,573
	FirstEnergy Corp.	2,100	107,268
	Florida Public Utilities Co.	300	4,260
	FPL Group, Inc.	2,600	109,018
	Great Plains Energy, Inc.	1,500	42,600
	Green Mountain Power Corp.	300	8,460
#	Hawaiian Electric Industries, Inc.	2,700	72,171
	IDACORP, Inc.	2,400	79,056
	KeySpan Corp.	1,400	57,050
	Laclede Group, Inc.	1,200	40,428
	MDU Resources Group, Inc.	1,600	56,400
	MGE Energy, Inc.	1,300	43,576
	Middlesex Water Co.	1,032	19,918
	National Fuel Gas Co.	2,700	87,426
	New Jersey Resources Corp.	2,500	112,500
#	Nicor, Inc.	2,300	98,739
	NiSource, Inc.	2,200	45,166
	Northeast Utilities, Inc.	4,700	92,214

	Northwest Natural Gas Co.	1,600	54,784
	NSTAR	3,400	99,824
	OGE Energy Corp.	2,700	77,625
	Oneok, Inc.	2,000	61,180
	Otter Tail Corp.	1,500	46,725
	Peoples Energy Corp.	1,300	47,723
	Pepco Holdings, Inc.	2,400	57,048
	PG&E Corp.	2,500	95,125
	Piedmont Natural Gas Co.	2,400	59,328
	Pinnacle West Capital Corp.	1,300	53,365
	PNM Resources, Inc.	1,500	37,125
	PPL Corp.	5,100	162,180
	Progress Energy, Inc.	3,400	150,892
	Puget Energy, Inc.	3,800	81,928
	Questar Corp.	3,400	249,050
* #	Reliant Energy, Inc.	14,500	147,320
	RGC Resources, Inc.	200	4,904
	SCANA Corp.	1,600	65,248
	SEMCO Energy, Inc.	1,900	10,640
	Sempra Energy	3,200	153,088
*	Sierra Pacific Resources	6,600	93,984
	SJW Corp.	800	41,072
	South Jersey Industries, Inc.	2,600	74,360
	Southern Co.	4,800	163,344
*	Southern Union Co.	3,700	91,094
	Southwest Gas Corp.	2,200	62,744
	Southwest Water Co.	1,335	24,123
	TECO Energy, Inc.	1,000	17,060
	TXU Corp.	3,400	178,126
	UGI Corp.	1,700	38,165
	UIL Holdings Corp.	800	41,000
	Unisource Energy Corp.	1,900	57,779
	Unitil Corp.	500	12,750
	Vectren Corp.	2,400	63,264
	Westar Energy, Inc.	2,700	58,104
	WGL Holdings, Inc.	2,700	83,160
	Wisconsin Energy Corp.	1,600	65,392
	WPS Resources Corp.	1,200	63,060
	Xcel Energy, Inc.	5,400	100,224
	York Water Co.	525	14,081
	Total Utilities		7,271,950

	TOTAL COMMON STOCKS		357,390,687

	RIGHTS/WARRANTS — (0.0%)
*	Revlon, Inc. Rights 03/17/06	18,300	1,098

		Face Amount
		(000)
	TEMPORARY CASH INVESTMENTS — (6.7%)
	Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $15,565,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $15,474,663) to be repurchased at $15,169,428	$15,168	15,167,515

	Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $6,213,000 FHLMC Notes 4.00%, 09/22/09, valued at $6,127,571) to be repurchased at $6,037,738	6,037	6,037,000

	Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collateralized by $4,755,000 U.S. Treasury Note 4.625%, 02/29/08, valued at $4,745,347) to be repurchased at $4,649,354	4,649	4,648,770
	TOTAL TEMPORARY CASH INVESTMENTS		25,853,285

	TOTAL INVESTMENTS - (100.0%)
	(Cost $367,378,622)##		$383,245,070

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (93.4%)
Financials — (21.7%)
	1st Source Corp.	1,200	$31,980
	21st Century Insurance Group	3,000	48,600
	A.G. Edwards, Inc.	1,200	53,640
*	Accredited Home Lenders Holding Co.	1,700	90,627
*	ACE Cash Express, Inc.	1,100	27,093
	Advance America Cash Advance Centers, Inc.	6,700	93,197
	Advanta Corp. Class A	300	9,771
	Advanta Corp. Class B Non-Voting	1,800	63,126
*	Aether Holdings, Inc.	2,500	8,550
	Affirmative Insurance Holdings, Inc.	800	11,032
	AFLAC, Inc.	600	27,750
	Alabama National Bancorporation	1,300	90,441
	Alfa Corp.	3,000	48,240
	Alliance Financial Corp.	200	6,420
	Allstate Corp.	3,000	164,340
	AMBAC Financial Group, Inc.	2,700	202,905
	Amcore Financial, Inc.	2,000	59,820
#	American Capital Strategies, Ltd.	2,700	96,390
	American Equity Investment Life Holding Co.	3,000	40,170
	American Financial Group, Inc.	2,900	120,060
	American International Group, Inc.	20,200	1,340,472
*	American Physicians Capital, Inc.	700	34,503
*	American West Bancorporation	1,100	27,830
*	AmeriCredit Corp.	900	26,550
	Ameris Bancorp	1,100	25,300
	AmerUs Group Co.	1,100	66,275
	AMES National Corp.	800	19,704
	AmSouth Bancorporation	800	22,200
	Anchor Bancorp Wisconsin, Inc.	2,200	66,990
	AON Corp.	1,100	43,571
*	Apollo Investment Corp.	5,900	110,861
* #	Archipelago Holdings, Inc.	1,400	90,160
*	Ares Capital Corp.	3,000	52,020
*	Argonaut Group, Inc.	2,900	105,908
	Arrow Financial Corp.	1,000	26,810
*	Asset Acceptance Capital Corp.	800	15,992
	Associated Banc-Corp	900	31,023
	Assurant, Inc.	4,200	190,680
	ASTA Funding, Inc.	1,000	34,820
#	Astoria Financial Corp.	1,900	54,473
	Atlantic Coast Federal Corp.	200	2,910
	Baldwin & Lyons, Inc. Class B	600	14,850
	BancFirst Corp.	400	33,840

1

	BancorpSouth, Inc.	7,300	175,346
*	BancTrust Financial Group, Inc.	800	17,648
	Bank Mutual Corp.	5,400	61,236
	Bank of America Corp.	17,200	788,620
	Bank of Granite Corp.	1,300	25,480
	Bank of New York Co., Inc.	900	30,816
	Bank of the Ozarks, Inc.	1,000	35,560
	BankAtlantic Bancorp, Inc. Class A	4,200	57,330
*	BankFinancial Corp.	1,800	28,620
	BankUnited Financial Corp. Class A	2,400	67,056
	Banner Corp.	900	28,800
	BB&T Corp.	1,900	75,107
	Bear Stearns Companies, Inc.	400	53,776
	Berkley (W.R.) Corp.	800	46,312
	Berkshire Hills Bancorp, Inc.	800	26,440
	Beverly Hills Bancorp, Inc.	1,500	15,570
*	BFC Financial Corp.	2,300	13,823
*	BKF Capital Group, Inc.	600	8,040
	BOK Financial Corp.	1,200	55,044
	Boston Private Financial Holdings, Inc.	3,000	91,830
	Bristol West Holdings, Inc.	1,500	27,810
	Brookline Bancorp, Inc.	6,000	90,060
	Calamos Asset Management, Inc.	600	23,022
	Camco Financial Corp.	400	5,644
	Camden National Corp.	700	23,366
	Capital Bank Corp.	200	3,112
	Capital City Bank Group, Inc.	1,200	41,904
	Capital Corp. of the West	1,000	33,640
*	Capital Crossing Bank	500	16,045
	Capital One Financial Corp.	1,100	96,360
	Capital Southwest Corp.	300	28,905
	Capitol Bancorp, Ltd.	1,100	47,674
	Capitol Federal Financial	200	6,592
	Cardinal Financial Corp.	2,400	29,520
	Cascade Bancorp	1,500	39,015
	Cash America International, Inc.	2,800	75,040
	Cathay General Bancorp	4,300	153,209
* #	Centennial Bank Holdings, Inc.	5,900	70,328
	Center Financial Corp.	900	20,853
	Central Pacific Financial Corp.	2,900	107,300
	Century Bancorp, Inc. Class A	200	5,606
*	Ceres Group, Inc.	3,100	16,771
	CFS Bancorp, Inc.	700	10,276
	Charter Financial Corp.	400	15,200
*	CharterMac	3,700	81,659
	Chemical Financial Corp.	2,400	77,256
	Chittenden Corp.	4,300	123,797
	Chubb Corp.	1,200	114,900
	Cincinnati Financial Corp.	5,106	226,502
	CIT Group, Inc.	4,800	258,096
	Citigroup, Inc.	18,700	867,119
*	Citizens & Northern Corp.	700	17,836
	Citizens Banking Corp.	4,100	108,568
	Citizens First Bancorp, Inc.	600	17,268
	Citizens South Banking Corp.	414	5,175

2

*	Citizens, Inc.	3,300	17,556
*	City Bank	700	29,624
	City Holding Co.	1,800	65,538
	Clark, Inc.	1,500	15,840
	Clifton Savings Bancorp, Inc.	1,200	12,336
*	CNA Financial Corp.	8,200	253,544
*	CNA Surety Corp.	1,500	26,070
	Coastal Financial Corp.	1,400	18,522
	CoBiz, Inc.	1,200	22,860
	Cohen & Steers, Inc.	700	15,729
*	Collegiate Funding Services	1,400	27,986
	Colony Bankcorp, Inc.	500	12,250
	Columbia Banking System, Inc.	1,400	46,942
	Columbia Equity Trust, Inc.	1,200	20,736
	Comerica, Inc.	1,000	57,320
	Commerce Bancorp, Inc.	400	13,268
	Commerce Bancshares, Inc.	1,000	51,550
	Commerce Group, Inc.	1,300	70,213
	Commercial Bancshares, Inc.	500	17,805
	Commercial Capital Bancorp, Inc.	4,300	61,619
*	Community Bancorp	500	14,985
	Community Bank System, Inc.	2,900	62,843
	Community Banks, Inc.	2,100	58,485
	Community Bankshares, Inc.	200	3,120
	Community Capital Corp.	200	4,450
	Community Trust Bancorp, Inc.	1,400	44,408
#	Compass Bancshares, Inc.	200	10,056
*	CompuCredit Corp.	2,200	83,160
	Consolidated-Tokoma Land Co.	600	39,000
*	Consumer Portfolio Services, Inc.	602	4,094
	Corus Bankshares, Inc.	1,800	108,090
	Countrywide Financial Corp.	3,800	131,024
*	Covanta Holding Corp.	10,200	176,970
*	Cowlitz Bancorporation	200	2,834
	Crawford & Co. Class B	2,000	12,120
	Cullen Frost Bankers, Inc.	200	11,024
	CVB Financial Corp.	5,625	93,994
*	Dearborn Bancorp, Inc.	400	9,260
*	Deerfield Triarc Captial Corp.	2,200	28,732
	Delphi Financial Group, Inc. Class A	2,600	135,408
	Delta Financial Corp.	1,100	10,076
*	DiamondRock Hospitality CO	2,200	28,226
	Dime Community Bancshares	2,500	34,200
	Direct General Corp.	1,400	22,386
	Donegal Group, Inc. Class A	900	22,005
	Doral Financial Corp.	8,100	90,396
	Downey Financial Corp.	400	25,420
*	E*TRADE Financial Corp.	200	5,116
	East West Bancorp, Inc.	200	7,538
	Education Realty Trust, Inc.	2,000	27,000
	EMC Insurance Group, Inc.	701	17,189
*	Encore Capital Group, Inc.	1,500	25,860
	Enterprise Financial Services Corp.	700	18,683
	Erie Indemnity Co.	199	10,561
*	eSpeed, Inc.	1,900	15,789

3

*	Eurobancshares, Inc.	800	10,008
	Exchange National Bancshares, Inc.	200	5,950
*	EZCORP, Inc. Class A Non-Voting	700	15,141
	F.N.B. Corp.	5,500	90,695
	Fannie Mae	2,300	125,764
	Farmers Capital Bank Corp.	600	19,554
	FBL Financial Group, Inc. Class A	1,300	44,486
	Federal Agriculture Mortgage Corporation	1,000	29,860
	Fidelity Bankshares, Inc.	2,200	70,246
	Fidelity National Financial, Inc.	4,200	158,592
	Fifth Third Bancorp	2,000	77,300
	Financial Federal Corp.	2,550	71,221
	Financial Institutions, Inc.	700	13,384
*	First Acceptance Corp.	1,800	22,050
	First Albany Companies, Inc.	900	5,193
	First American Corp.	2,600	109,616
*	First BanCorp	6,300	79,758
	First Bancorp	1,100	24,453
	First Busey Corp.	1,400	28,574
*	First Cash Financial Services, Inc.	2,400	41,808
	First Charter Corp.	3,000	73,530
	First Citizens BancShares, Inc.	600	112,296
	First Commonwealth Financial Corp.	6,800	91,936
	First Community Bancorp	1,400	83,608
	First Community Bancshares, Inc.	1,000	32,620
	First Defiance Financial Corp.	700	19,313
	First Federal Bancshares of Arkansas, Inc.	2	46
	First Financial Bancorp	3,400	57,494
	First Financial Bankshares, Inc.	1,800	65,844
	First Financial Corp.	1,300	37,310
	First Financial Holdings, Inc.	1,200	38,784
	First Horizon National Corp.	500	19,555
	First Indiana Corp.	1,250	34,487
*	First Mariner Bancorp, Inc.	150	2,785
	First Merchants Corp.	1,700	43,792
	First Midwest Bancorp, Inc.	4,300	144,609
	First Niagara Financial Group, Inc.	10,800	152,172
	First Oak Brook Bancshares, Inc.	700	18,837
	First Place Financial Corp.	1,400	33,446
*	First Regional Bancorp	200	16,740
	First Republic Bank	2,100	76,209
	First South Bancorp, Inc.	500	17,600
	First State Bancorporation	1,400	36,148
	First United Corp.	116	2,507
*	FirstCity Financial Corp.	300	3,522
*	FirstFed Financial Corp.	1,600	96,016
	FirstMerit Corp.	1,500	37,110
	Flagstar Bancorp, Inc.	3,100	47,895
	Flushing Financial Corp.	1,700	28,186
	FMS Financial Corp.	200	3,850
#	FNB Corp. NC	300	6,216
	FNB Corp. VA	600	20,388
*	FPIC Insurance Group, Inc.	900	31,626
*	Franklin Bank Corp.	1,800	30,708
	Freddie Mac	3,750	252,712

4

	Fremont General Corp.	6,200	147,064
	Frontier Financial Corp.	2,300	74,106
	Fulton Financial Corp.	2,458	43,261
	GAMCO Investors, Inc.	700	31,493
	GB&T Bancshares, Inc.	1,300	27,105
	German American Bancorp	600	7,980
*	GFI Group, Inc.	600	36,036
	Glacier Bancorp, Inc.	3,000	94,620
#	Gladstone Capital Corp.	1,100	22,517
	Gladstone Investment Corp.	1,600	24,112
	Gold Banc Corporation, Inc.	3,600	65,844
	Golden West Financial Corp.	500	35,515
	Great American Financial Resources, Inc.	1,300	25,714
	Great Pee Dee Bancorp, Inc.	200	3,109
	Great Southern Bancorp, Inc.	1,000	28,170
#	Greater Bay Bancorp	4,900	131,810
	Greene County Bancshares, Inc.	600	17,280
#	Greenhill & Co., Inc.	900	58,770
	Habersham Bancorp	200	4,390
	Hancock Holding Co.	2,500	111,625
	Hanmi Financial Corp.	3,800	68,210
	Hanover Insurance Group, Inc.	1,500	72,675
	Harbor Florida Bancshares, Inc.	2,000	76,020
	Harleysville Group, Inc.	1,300	34,229
	Harleysville National Corp.	2,700	59,805
	Harleysville Savings Financial Corp.	200	3,488
	Harrington West Financial Group, Inc.	200	3,232
	Harris & Harris Group, Inc.	1,600	21,152
	Hartford Financial Services Group, Inc.	1,500	123,570
#	HCC Insurance Holdings, Inc.	2,000	64,380
	Heartland Financial USA, Inc.	900	19,440
	Heritage Commerce Corp.	1,100	25,267
	Hilb Rogal Hamilton Co.	3,100	119,815
	HopFed Bancorp, Inc.	50	800
	Horace Mann Educators Corp.	3,900	72,735
	Horizon Financial Corp.	900	21,843
#	Hudson City Bancorp, Inc.	19,200	247,872
	Huntington Bancshares, Inc.	1,400	33,670
	IBERIABANK Corp.	900	51,984
	Independence Holding Co.	500	11,125
	Independent Bank Corp. MA	1,600	48,480
	Independent Bank Corp. MI	2,200	59,334
	IndyMac Bancorp, Inc.	1,800	69,876
	Infinity Property & Casualty Corp.	2,000	79,320
	Integra Bank Corp.	1,500	32,385
	Interchange Financial Services Corp.	1,600	30,448
*	IntercontinentalExchange, Inc.	1,800	98,550
	International Bancshares Corp.	1,100	31,823
*	International Securities Exchange, Inc.	1,000	42,210
*	Investment Technology Group, Inc.	2,300	104,604
*	Investors Bancorp, Inc.	3,800	47,310
	Irwin Financial Corp.	1,800	36,072
*	ITLA Capital Corp.	600	27,768
*	James River Group, Inc.	500	12,000
	Janus Capital Group, Inc.	6,900	151,317

5

	Jefferies Group, Inc.	500	28,520
*	Jer Investors Trust, Inc.	1,200	20,976
	Jones Lang LaSalle, Inc.	1,300	87,984
	JPMorgan Chase & Co.	31,100	1,279,454
	Kearny Financial Corp.	2,300	30,406
	KeyCorp	1,100	40,997
	K-Fed Bancorp	200	2,454
*	KMG America Corp.	2,300	24,150
	KNBT Bancorp, Inc.	2,800	44,296
*	Knight Capital Group, Inc.	10,000	125,900
* #	LaBranche & Co., Inc.	4,900	69,335
	Lakeland Bancorp, Inc.	1,600	24,928
	Lakeland Financial Corp.	500	21,900
	LandAmerica Financial Group, Inc.	1,700	113,390
	Lehman Brothers Holdings, Inc.	700	102,165
	Leucadia National Corp.	3,000	162,750
	Lincoln National Corp.	5,600	317,912
	LNB Bancorp, Inc.	200	3,860
	Loews Corp.	1,700	156,842
	Longview Fibre Co.	4,900	92,218
	LSB Bancshares, Inc.	500	9,000
	LSB Corp.	300	5,253
	M&T Bank Corp.	400	44,960
	Macatawa Bank Corp.	900	32,895
	MAF Bancorp, Inc.	3,100	132,866
	Main Street Banks, Inc.	1,500	38,760
	MainSource Financial Group, Inc.	1,200	21,936
*	Markel Corp.	200	65,710
*	MarketAxess Holdings, Inc.	2,100	27,615
*	Marlin Business Services, Inc.	500	11,500
	Marsh & McLennan Companies, Inc.	500	15,455
	Marshall & Ilsley Corp.	1,100	48,400
	Mayflower Co-Op Bank Middleboro	175	2,275
	MB Financial, Inc.	2,200	80,872
	MBIA, Inc.	4,300	252,582
	MBT Financial Corp.	1,300	21,840
	MCG Capital Corp.	4,800	73,440
	Medallion Financial Corp.	1,100	13,354
*	Medical Properties Trust, Inc.	1,200	12,000
	Mellon Financial Corp.	400	14,436
	Mercantile Bank Corp.	700	27,181
	Mercantile Bankshares Corp.	800	30,560
	Mercury General Corp.	1,000	55,900
	Merrill Lynch & Co., Inc.	3,200	247,072
	MetLife, Inc.	6,700	335,804
	MGIC Investment Corp.	2,900	184,875
	Midland Co.	1,000	33,670
	Mid-State Bancshares	2,200	63,294
	Midwest Banc Holdings, Inc.	1,400	35,980
	MidWestOne Financial Group, Inc.	159	3,007
	Morgan Stanley	3,700	220,742
	MutualFirst Financial, Inc.	51	1,102
	Nara Bancorp, Inc.	1,700	29,699
	NASB Financial, Inc.	300	10,740
*	Nasdaq Stock Market, Inc.	2,700	109,377

6

	National City Corp.	5,500	191,400
#	National Financial Partners Corp.	2,500	147,125
	National Interstate Corp.	300	6,393
	National Penn Bancshares, Inc.	4,100	85,772
	National Western Life Insurance Co. Class A	200	44,612
	Nationwide Financial Services, Inc.	1,800	77,148
*	Navigators Group, Inc.	900	42,210
	NBC Capital Corp.	600	14,706
	NBT Bancorp, Inc.	3,200	73,216
	NetBank, Inc.	4,100	30,545
	New York Community Bancorp, Inc.	6,900	116,403
	NewAlliance Bancshares, Inc.	10,600	150,414
*	Newkirk Realty Trust, Inc.	1,300	22,334
	North Fork Bancorporation, Inc.	4,200	107,268
	Northeast Bancorp	200	4,480
*	Northern Empire Bancshares	800	20,376
	Northern Trust Corp.	345	18,188
	Northrim BanCorp, Inc.	300	6,975
	Northstar Realty Finance Corp.	1,800	18,396
	Northwest Bancorp, Inc.	2,000	45,440
	NYMAGIC, Inc.	500	12,600
	OceanFirst Financial Corp.	800	18,960
*	Ocwen Financial Corp.	3,000	29,460
#	Odyssey Re Holdings Corp.	2,000	46,960
	Ohio Casualty Corp.	6,000	183,660
	Old National Bancorp	6,500	138,125
	Old Republic International Corp.	7,400	157,546
	Old Second Bancorp, Inc.	1,200	38,304
	Omega Financial Corp.	1,300	42,276
	optionsXpress Holding, Inc.	2,000	61,560
*	Oriental Financial Group, Inc.	2,200	31,372
	Pacific Capital Bancorp	4,400	157,212
	Park National Corp.	1,200	125,880
	Parkvale Financial Corp.	200	5,584
	Partners Trust Financial Group, Inc.	4,600	54,188
	Peapack-Gladstone Financial Corp.	800	22,600
*	Penn Treaty American Corp.	1,500	15,600
	Pennfed Financial Services, Inc.	900	16,722
*	Pennsylvania Commerce Bancorp, Inc.	400	12,400
	Peoples Bancorp of North Carolina	99	2,358
	Peoples Bancorp, Inc. IN	200	4,300
	Peoples Bancorp, Inc. OH	900	26,514
	PFF Bancorp, Inc.	1,800	56,574
*	Pinnacle Financial Partners, Inc.	700	18,522
*	Piper Jaffray Companies, Inc.	2,000	99,360
	Placer Sierra Bancshares	600	15,768
*	PMA Capital Corp. Class A	2,800	26,936
	PMI Group, Inc.	2,400	103,920
	PNC Financial Services Group, Inc.	800	56,280
*	Portfolio Recovery Associates, Inc.	1,400	68,474
	Potlatch Corp.	2,800	102,032
	Preferred Bank	400	19,224
*	Premier Financial Bancorp, Inc.	200	3,074
	PremierWest Bancorp	1,200	21,360
	Presidential Life Corp.	1,900	41,629

7

	Principal Financial Group, Inc.	2,100	102,312
	PrivateBancorp, Inc.	1,500	56,895
*	ProAssurance Corp.	2,600	133,354
	Prosperity Bancshares, Inc.	2,100	60,606
	Protective Life Corp.	2,000	97,500
	Provident Bankshares Corp.	3,200	116,384
	Provident Financial Holdings, Inc.	500	14,900
	Provident Financial Services, Inc.	6,700	124,620
	Provident New York Bancorp	3,900	46,488
	Prudential Financial, Inc.	3,700	285,048
	PSB Holdings, Inc.	100	1,085
*	QC Holdings, Inc.	500	6,355
	R & G Financial Corp. Class B	2,600	30,654
	Radian Group, Inc.	2,100	119,175
	Raymond James Financial, Inc.	1,300	55,874
	Regions Financial Corp.	4,100	142,598
	Reinsurance Group of America, Inc.	1,800	83,214
	Renasant Corp.	1,000	34,470
	Republic Bancorp, Inc.	7,500	90,975
	Republic Bancorp, Inc. Class A	700	14,000
*	Republic Companies Groups, Inc.	600	10,308
	Riverview Bancorp, Inc.	200	5,080
	RLI Corp.	2,200	115,984
*	Rockville Financial, Inc.	700	10,157
	Rome Bancorp, Inc.	200	2,350
	Royal Bancshares of Pennsylvania, Inc. Class A	500	12,125
	S&T Bancorp, Inc.	2,500	91,100
	S.Y. Bancorp, Inc.	1,200	29,736
	SAFECO Corp.	3,200	164,832
	Safety Insurance Group, Inc.	1,200	51,876
	Sanders Morris Harris Group, Inc.	1,300	20,774
	Sandy Spring Bancorp, Inc.	1,400	49,658
*	Santander BanCorp	400	9,556
	SCBT Financial Corp.	700	24,500
*	SCPIE Holdings, Inc.	600	13,644
*	Seabright Insurance Holdings	900	14,949
	Seacoast Banking Corp. of Florida	1,200	32,328
	Security Bank Corp.	900	20,727
	Selective Insurance Group, Inc.	2,600	140,972
*	Siebert Financial Corp.	800	2,042
	Sierra Bancorp	500	12,510
*	Signature Bank	1,100	35,640
	Simmons First National Corp. Class A	1,300	37,011
	Sky Financial Group, Inc.	1,900	50,103
	Sound Federal Bancorp, Inc.	1,100	22,418
	South Financial Group, Inc.	2,800	73,668
	Southern Community Financial Corp.	600	5,640
	Southside Bancshares, Inc.	800	16,088
	Southwest Bancorp, Inc.	1,400	30,646
	Spirit Finance Corp.	6,600	79,530
	StanCorp Financial Group, Inc.	1,000	54,100
	State Auto Financial Corp.	1,200	39,096
	State Bancorp, Inc.	1,000	15,870
	State National Bancshares, Inc.	300	8,112
	State Street Corp.	300	18,744

8

	Sterling Bancorp	1,900	38,646
	Sterling Bancshares, Inc.	4,400	78,408
	Sterling Financial Corp.	3,400	98,396
	Sterling Financial Corp. (PA)	2,400	49,512
	Stewart Information Services Corp.	1,600	75,120
*	Stifel Financial Corp.	800	30,664
	Suffolk Bancorp	1,000	34,310
	Summit Bancshares, Inc.	800	14,632
*	Summit Financial Group, Inc.	500	11,170
*	Sun Bancorp, Inc.	1,200	24,960
	SunTrust Banks, Inc.	3,200	231,584
	Susquehanna Bancshares, Inc.	4,500	108,495
*	SVB Financial Group	1,300	66,287
	SWS Group, Inc.	1,400	34,118
	Synergy Financial Group, Inc.	800	10,688
	Synovus Financial Corp.	300	8,505
	Taylor Capital Group, Inc.	500	18,875
	TD Banknorth, Inc.	9,824	301,892
	Teche Holding Co.	200	8,120
*	Technology Investment Capital Corp.	1,400	21,350
*	Tejon Ranch Co.	800	37,920
*	Texas Capital Bancshares, Inc.	2,300	49,634
	Texas Regional Bancshares, Inc. Class A	4,000	123,520
*	The Banc Corp.	1,300	14,846
*	The Bancorp, Inc.	1,000	20,980
	The Colonial BancGroup, Inc.	900	22,599
*	The Enstar Group, Inc.	300	23,904
	The Goldman Sachs Group, Inc.	1,600	226,064
	The Phoenix Companies, Inc.	8,800	126,280
	The St. Paul Travelers Companies, Inc.	6,200	266,476
	TierOne Corp.	1,700	56,100
	Tompkins County Trustco, Inc.	700	32,669
	Torchmark Corp.	2,700	147,609
	Tower Group, Inc.	1,700	30,753
*	Tradestation Group, Inc.	2,100	33,348
*	Trammell Crow Co.	3,400	110,432
	Transatlantic Holdings, Inc.	1,700	103,938
*	Triad Guaranty, Inc.	800	36,312
	Trico Bancshares	1,100	28,468
	TrustCo Bank Corp. NY	7,300	91,761
	Trustmark Corp.	4,600	138,690
	U.S. Bancorp	2,000	61,820
*	U.S.I. Holdings Corp.	4,300	61,662
	UCBH Holdings, Inc.	8,700	155,730
	UICI	3,300	121,077
	UMB Financial Corp.	1,400	94,696
	Umpqua Holdings Corp.	4,200	113,106
	Union Bankshares Corp.	800	36,088
	UnionBanCal Corp.	900	62,181
	UnionBancorp, Inc.	200	4,150
	United Bancshares, Inc.	200	3,160
	United Bankshares, Inc.	3,500	131,145
*	United Capital Corp.	300	8,091
	United Community Banks, Inc.	3,100	84,785
	United Community Financial Corp.	2,700	33,048

9

	United Financial Bancorp, Inc.	800	9,392
	United Fire & Casualty Co.	1,600	57,264
*	United PanAm Financial Corp.	400	10,760
*	United Security Bancshares, Inc.	600	16,440
	Unitrin, Inc.	2,600	125,710
*	Universal American Financial Corp.	2,600	39,390
	Univest Corporation of Pennsylvania	1,000	24,470
	Unizan Financial Corp.	2,200	60,060
	UnumProvident Corp.	8,400	173,796
	USB Holding Co., Inc.	1,100	24,156
	Vail Banks, Inc.	200	3,100
	Valley National Bancorp	200	4,858
	Vineyard National Bancorp Co.	700	21,000
*	Virginia Commerce Bancorp, Inc.	1,000	36,300
	Virginia Financial Group, Inc.	600	24,000
	W Holding Co., Inc.	10,600	85,224
	Wachovia Corp.	7,800	437,346
	Waddell & Reed Financial, Inc.	2,200	51,238
	Washington Federal, Inc.	2,400	56,784
	Washington Mutual, Inc.	3,500	149,450
	Washington Trust Bancorp, Inc.	1,200	32,604
*	Wauwatosa Holdings, Inc.	300	3,774
	Wayne Savings Bancshares, Inc.	200	3,002
	Webster Financial Corp.	2,000	94,300
	Wells Fargo & Co.	1,800	115,560
	Wesbanco, Inc.	2,100	66,675
	Wesco Financial Corp.	200	79,400
	West Bancorporation	1,500	27,900
	West Coast Bancorp	1,400	37,786
	Westamerica Bancorporation	2,500	135,600
*	Western Alliance Bancorp	400	14,072
*	Western Sierra Bancorp	600	25,818
	Westfield Financial, Inc.	400	9,904
	Whitney Holding Corp.	1,000	34,230
	Willow Grove Bancorp, Inc.	100	1,698
	Wilshire Bancorp, Inc.	1,400	26,950
	Wintrust Financial Corp.	2,200	115,896
*	World Acceptance Corp.	1,800	46,404
	WSFS Financial Corp.	600	36,174
	Yardville National Bancorp	800	28,760
	Zenith National Insurance Corp.	2,500	128,750
	Zions Bancorporation	400	33,008
*	ZipRealty, Inc.	700	6,328
Total Financials			33,916,276

Information Technology — (15.6%)
*	3Com Corp.	36,600	170,190
*	Actel Corp.	2,400	35,016
*	ActivCard Corp.	1,400	5,124
* #	Activision, Inc.	800	10,000
	Acxiom Corp.	5,800	150,104
*	Adaptec, Inc.	10,200	63,852
*	ADE Corp.	900	29,772
#	Adtran, Inc.	2,600	71,552
*	Advanced Analogic Technologies, Inc.	1,100	13,134

10

*	Advanced Digital Information Corp.	6,000	51,960
*	Advanced Energy Industries, Inc.	2,800	40,096
*	Advent Software, Inc.	2,100	58,380
*	Aeroflex, Inc.	7,200	93,600
*	Affiliated Computer Services, Inc. Class A	300	18,876
*	Agile Software Corp.	5,500	38,170
	Agilysys, Inc.	2,800	40,012
*	Airspan Networks, Inc.	3,100	19,065
* #	Alliance Data Systems Corp.	200	8,652
*	Altiris, Inc.	1,900	37,639
	American Software, Inc. Class A	400	2,720
*	AMIS Holdings, Inc.	4,000	34,480
*	Amkor Technology, Inc.	9,900	87,912
*	Analex Corp.	700	1,862
*	Anaren, Inc.	1,700	29,206
*	Andrew Corp.	2,100	28,476
	Anixter International, Inc.	3,100	141,825
*	Ansoft Corp.	500	19,585
*	Answerthink, Inc.	800	4,896
*	Ansys, Inc.	2,100	99,582
*	Anteon International Corp.	900	49,761
*	Applied Digital Solutions, Inc.	5,800	15,660
*	Applied Films Corp.	1,300	24,973
*	Applied Micro Circuits Corp.	28,200	101,802
* #	aQuantive, Inc.	4,500	119,655
*	Ariba, Inc.	5,900	60,180
*	Arris Group, Inc.	10,000	126,900
*	Arrow Electronics, Inc.	2,100	73,059
*	AsiaInfo Holdings, Inc.	3,000	13,080
*	Aspen Technology, Inc.	4,200	50,316
*	Asyst Technologies, Inc.	4,200	40,992
*	Atari, Inc.	4,800	4,104
*	Atheros Communications	3,400	69,972
*	Atmel Corp.	40,400	183,820
*	ATMI, Inc.	3,600	108,108
*	Autobytel, Inc.	3,600	16,812
*	Avaya, Inc.	1,800	20,016
*	Avici Systems, Inc.	600	2,166
*	Avnet, Inc.	4,600	115,598
*	Avocent Corp.	4,800	160,368
	AVX Corp.	2,400	39,744
*	Axcelis Technologies, Inc.	9,600	66,336
*	AXT, Inc.	1,300	3,783
* #	Bankrate, Inc.	900	32,535
*	BEA Systems, Inc.	200	2,294
*	BearingPoint, Inc.	17,000	151,470
	Bel Fuse, Inc. Class B	1,000	33,110
	Belden CDT, Inc.	4,100	105,698
*	Bell Microproducts, Inc.	2,700	16,227
*	Benchmark Electronics, Inc.	3,900	137,358
	Black Box Corp.	1,600	76,448
	Blackbaud, Inc.	1,100	20,130
*	Blackboard, Inc.	1,600	46,096
*	Blue Coat Systems, Inc.	900	19,107
*	BMC Software, Inc.	200	4,374

11

*	Borland Software Corp.	7,400	39,294
*	Bottomline Technologies, Inc.	1,600	19,632
*	Brightpoint, Inc.	3,150	89,113
*	Brocade Communications Systems, Inc.	26,100	137,547
*	Brooks Automation, Inc.	6,800	106,692
	CA Inc.	700	19,012
*	Cabot Microelectronics Corp.	2,300	78,476
*	Cadence Design Systems, Inc.	600	10,650
*	CalAmp Corp.	1,500	15,075
*	CallWave, Inc.	1,100	4,983
*	Carreker Corp.	600	3,552
*	Catalyst Semiconductor, Inc.	1,100	5,555
*	Catapult Communications Corp.	1,100	15,301
*	C-COR, Inc.	4,700	33,370
*	Ceridian Corp.	400	10,344
*	CEVA, Inc.	1,100	6,633
*	CheckFree Corp.	200	9,892
*	Checkpoint Systems, Inc.	3,700	105,672
*	Ciber, Inc.	5,000	28,950
*	Ciena Corp.	47,900	192,558
*	Cirrus Logic, Inc.	7,900	59,961
*	Citrix Systems, Inc.	200	6,472
* #	Click Commerce, Inc.	800	20,176
*	CMGI, Inc.	46,600	68,036
*	CNET Networks, Inc.	3,600	49,824
* #	Cogent, Inc.	2,300	53,498
	Cognex Corp.	4,000	110,040
*	Coherent, Inc.	2,800	90,888
	Cohu, Inc.	2,100	44,352
*	CommScope, Inc.	5,300	127,147
*	Computer Horizons Corp.	1,700	7,905
*	Computer Sciences Corp.	5,800	315,172
*	Computer Task Group, Inc.	1,400	5,656
*	Compuware Corp.	5,400	44,334
*	Comtech Telecommunications Corp.	2,100	65,793
*	Comverse Technology, Inc.	400	11,504
*	Concur Technologies, Inc.	2,600	39,416
*	Conexant Systems, Inc.	43,500	129,630
*	Convergys Corp.	3,700	64,269
*	Covansys Corp.	3,100	46,438
*	Credence Systems Corp.	8,300	71,878
*	CSG Systems International, Inc.	4,900	107,702
	CTS Corp.	3,700	45,695
*	Cyberoptics Corp.	200	3,084
*	Cybersource Corp.	2,600	21,736
*	Cymer, Inc.	3,400	152,932
*	Cypress Semiconductor Corp.	9,300	165,168
	Daktronics, Inc.	1,400	49,616
*	Digi International, Inc.	2,200	23,914
*	Digimarc Corp.	1,200	8,892
*	Digital Insight Corp.	3,400	112,370
*	Digital River, Inc.	3,200	120,448
*	Digital Theater Systems, Inc.	1,500	27,675
*	Digitas, Inc.	8,600	121,518
*	Diodes, Inc.	1,500	56,670

12

*	Ditech Communications Corp.	3,100	31,961
*	Dot Hill Systems Corp.	3,900	26,364
*	DSP Group, Inc.	2,800	75,320
*	Dycom Industries, Inc.	4,700	100,345
*	EarthLink, Inc.	11,300	112,096
*	Echelon Corp.	2,900	23,490
*	eCollege.com, Inc.	1,800	37,134
*	eFunds Corp.	4,200	113,736
*	Electro Scientific Industries, Inc.	2,800	69,888
	Electronic Data Systems Corp.	2,500	66,750
*	Electronics for Imaging, Inc.	5,000	134,100
*	EMC Corp.	3,000	42,060
*	EMCORE Corp.	3,300	25,575
*	Emulex Corp.	6,400	113,920
* #	Endwave Corp.	600	5,592
*	Entegris, Inc.	11,000	115,060
*	Entrust, Inc.	5,800	21,460
*	Epicor Software Corp.	5,000	62,100
*	EPIQ Systems, Inc.	1,300	28,561
*	ePlus, Inc.	500	7,050
*	Equinix, Inc.	1,500	78,660
*	ESS Technology, Inc.	100	374
*	Euronet Worldwide, Inc.	3,000	105,180
*	Exar Corp.	3,500	43,575
*	Excel Technology, Inc.	1,100	32,846
*	Extreme Networks, Inc.	11,500	53,245
	Factset Research Systems, Inc.	1,300	50,895
*	Fairchild Semiconductor Corp. Class A	11,200	194,656
*	FalconStor Software, Inc.	2,400	22,320
*	Fargo Electronics	1,200	22,716
* #	Faro Technologies, Inc.	1,200	19,188
*	FEI Co.	2,400	48,024
*	Filenet Corp.	4,000	102,960
*	Finisar Corp.	18,400	51,152
*	Fiserv, Inc.	400	16,600
*	FormFactor, Inc.	3,200	117,888
*	Forrester Research, Inc.	1,300	29,393
*	Foundry Networks, Inc.	11,400	160,056
	Frequency Electronics, Inc.	500	6,500
*	FSI International, Inc.	2,000	11,820
*	Gartner Group, Inc.	5,500	77,440
*	Gateway, Inc.	25,000	59,000
*	Genesis Microchip, Inc.	3,300	70,950
	Gevity HR, Inc.	2,600	65,468
*	Glenayre Technologies, Inc.	6,300	24,570
*	Global Imaging Systems, Inc.	2,200	79,420
* #	GlobeTel Communications Corp.	6,000	17,700
*	Greenfield Online, Inc.	1,600	11,216
*	GTSI Corp.	700	5,313
*	Harmonic, Inc.	6,800	39,236
*	Heartland Payment Systems, Inc.	400	8,820
	Henry Jack & Associates, Inc.	6,900	151,869
	Hewlett-Packard Co.	3,500	114,835
*	hi/fn, Inc.	800	5,624
*	Hittite Microwave Corp.	500	13,815

13

*	HomeStore, Inc.	11,300	70,286
* #	HouseValues, Inc.	700	9,450
*	Hutchinson Technology, Inc.	2,500	68,775
*	Hypercom Corp.	5,200	39,988
*	Hyperion Solutions Corp.	200	6,710
*	Identix, Inc.	8,400	68,628
*	iGATE Capital Corp.	1,800	11,970
*	Ikanos Communications	200	4,400
	Imation Corp.	3,100	135,935
*	Infocrossing, Inc.	2,000	23,520
*	InFocus Corp.	2,100	8,526
* #	Informatica Corp.	5,900	94,518
	Inforte Corp.	50	207
*	InfoSpace, Inc.	2,900	69,919
	infoUSA, Inc.	2,900	34,075
*	Ingram Micro, Inc.	4,200	83,076
*	Innovex, Inc.	100	429
	Integral Systems, Inc.	1,000	28,010
*	Integrated Device Technology, Inc.	18,700	277,695
*	Integrated Silicon Solution, Inc.	3,900	24,648
	Intel Corp.	4,100	84,460
*	Interdigital Communications Corp.	3,800	97,850
*	Intergraph Corp.	2,700	97,902
*	Intermec, Inc.	2,400	73,632
*	International DisplayWorks, Inc.	2,900	19,198
*	Internet Capital Group, Inc.	3,400	30,940
*	Internet Security Systems, Inc.	3,600	83,916
	Intersil Corp.	4,900	138,866
	Inter-Tel, Inc.	2,100	41,223
*	Intervideo, Inc.	700	7,791
*	Intervoice, Inc.	3,700	31,709
*	Interwoven, Inc.	3,900	33,930
*	Intest Corp.	400	1,788
*	Intevac, Inc.	2,100	46,053
*	Intrado, Inc.	1,600	41,056
*	Iomega Corp.	100	280
*	iPass, Inc.	4,700	34,686
*	iPayment Holdings, Inc.	1,200	51,276
*	Itron, Inc.	2,300	136,758
*	iVillage, Inc.	4,300	35,045
*	Ixia	2,900	34,974
*	IXYS Corp.	2,300	24,610
*	j2 Global Communications, Inc.	2,300	100,280
*	Jabil Circuit, Inc.	200	7,570
*	JDA Software Group, Inc.	2,900	39,817
*	JDS Uniphase Corp.	3,600	10,944
*	Juniper Networks, Inc.	3,900	71,721
*	Jupitermedia Corp.	2,100	31,164
*	Kanbay International, Inc.	2,500	42,450
*	Keane, Inc.	4,400	51,656
	Keithley Instruments, Inc.	1,100	16,588
*	Kemet Corp.	8,400	74,844
*	Keynote Systems, Inc.	1,800	20,250
#	KLA-Tencor Corp.	400	20,892
*	Komag, Inc.	2,800	131,152

14

*	Kopin Corp.	6,600	28,710
*	Kronos, Inc.	2,900	118,929
*	Kulicke & Soffa Industries, Inc.	5,200	58,240
	Landauer, Inc.	700	32,200
*	Lattice Semiconductor Corp.	10,900	49,595
*	Lawson Software, Inc.	6,000	47,700
*	Leadis Technolgies, Inc.	2,000	10,840
*	LeCroy Corp.	1,000	14,800
*	Lexar Media, Inc.	7,900	52,930
*	Lightbridge, Inc.	1,500	14,715
*	Lionbridge Technologies, Inc.	4,000	28,640
*	Littlefuse, Inc.	2,200	63,228
*	LoJack Corp.	1,500	34,125
*	LookSmart, Ltd.	1,500	6,900
*	LSI Logic Corp.	4,200	40,950
*	LTX Corp.	5,400	30,564
*	Macrovision Corp.	4,800	97,008
*	Magma Design Automation, Inc.	3,200	27,584
*	Majesco Entertainment Co.	1,600	1,984
*	Management Network Group, Inc.	2,400	5,760
*	Manhattan Associates, Inc.	2,600	54,782
*	ManTech International Corp. Class A	1,500	42,150
*	Manugistic Group, Inc.	5,500	10,230
*	Mapinfo Corp.	2,100	28,329
* #	Marchex, Inc. Class B	1,800	39,492
*	Mastec, Inc.	2,500	32,375
*	MatrixOne, Inc.	4,400	26,708
*	Mattson Technology, Inc.	4,200	50,736
	Maximus, Inc.	1,900	69,369
*	Maxtor Corp.	11,300	108,480
*	McAfee, Inc.	400	9,304
*	McDATA Corp. Class A	15,100	66,742
*	Measurement Specialties, Inc.	1,200	29,304
*	Mentor Graphics Corp.	7,200	80,856
*	Mercury Computer Systems, Inc.	2,000	34,480
*	Merix Corp.	1,000	9,680
	Methode Electronics, Inc.	3,400	41,718
*	Metrologic Instruments, Inc.	1,000	22,410
*	Micrel, Inc.	6,000	83,820
	Microchip Technology, Inc.	200	7,040
*	Micron Technology, Inc.	19,400	300,894
*	Micros Systems, Inc.	1,400	60,606
*	Microsemi Corp.	1,700	52,275
*	MicroStrategy, Inc.	700	64,176
*	Microtune, Inc.	4,800	25,920
*	Midway Games, Inc.	1,700	16,847
*	MIPS Technologies, Inc.	3,900	32,760
*	MIVA, Inc.	900	3,933
*	MKS Instruments, Inc.	3,100	69,316
*	Mobility Electronics, Inc.	2,600	24,518
*	Moldflow Corp.	200	2,814
	Molex, Inc.	200	6,366
	Molex, Inc. Class A	300	8,520
	MoneyGram International, Inc.	3,400	97,478
*	Monolithic Power Systems	1,700	28,985

15

*	Monolithic System Technology, Inc.	400	2,892
*	Motive, Inc.	2,100	6,972
*	MPS Group, Inc.	10,000	151,400
*	MRO Software, Inc.	1,900	28,006
*	MRV Communications, Inc.	10,100	29,593
	MTS Systems Corp.	1,900	75,088
*	Multi-Fineline Electronix, Inc.	800	45,552
*	Nanometrics, Inc.	900	11,952
*	Napster, Inc.	1,300	4,654
	National Semiconductor Corp.	200	5,610
*	NCR Corp.	200	8,018
*	Ness Technologies, Inc.	1,900	21,318
*	NETGEAR, Inc.	3,100	53,196
*	NetIQ Corp.	4,000	45,200
*	Netlogic Microsystems, Inc.	1,100	38,885
*	NetRatings, Inc.	1,400	18,242
*	NetScout Systems, Inc.	2,600	17,576
*	Network Engines, Inc.	2,100	4,578
*	Network Equipment Technologies, Inc.	500	2,045
*	Newport Corp.	3,400	60,316
*	NIC, Inc.	2,800	16,828
*	Novatel Wireless, Inc.	2,700	22,032
*	Novell, Inc.	900	8,559
*	Novellus Systems, Inc.	400	10,692
*	Nuance Communications, Inc.	10,500	112,350
*	O.I. Corp.	50	600
*	OmniVision Technologies, Inc.	5,300	135,150
*	ON Semiconductor Corp.	11,700	77,103
*	Online Resources Corp.	2,000	25,400
*	Open Solutions, Inc.	1,800	48,870
*	Openwave Systems, Inc.	6,900	136,965
*	Oplink Communications, Inc.	1,300	21,255
*	OPNET Technologies, Inc.	500	4,800
*	Opsware, Inc.	6,800	53,516
*	Optical Cable Corp.	400	2,012
*	Optical Communication Products, Inc.	1,900	5,377
*	OSI Systems, Inc.	1,400	29,050
*	Overland Storage, Inc.	300	2,568
*	Packeteer, Inc.	3,400	40,664
* #	Palm, Inc.	3,900	161,070
*	PAR Technology Corp.	600	10,800
*	Parametric Technology Corp.	4,200	63,924
	Park Electrochemical Corp.	2,000	57,740
*	Paxar Corp.	3,400	65,212
*	PC Connection, Inc.	1,200	6,576
*	PDF Solutions, Inc.	1,800	30,402
*	Pegasus Solutions, Inc.	1,900	17,556
*	Pegasystems, Inc.	1,900	15,542
*	Pemstar, Inc.	650	1,502
*	Perceptron, Inc.	535	4,355
*	Performance Technologies, Inc.	700	5,530
*	Pericom Semiconductor Corp.	2,700	24,327
*	Perot Systems Corp.	7,600	114,836
*	Pervasive Software, Inc.	1,300	5,512
*	Phoenix Technologies, Ltd.	2,600	18,018

16

*	Photon Dynamics, Inc.	1,500	31,785
*	Photronics, Inc.	3,900	68,523
*	Pixelworks, Inc.	4,400	19,844
*	Planar Systems, Inc.	1,000	15,540
	Plantronics, Inc.	4,400	152,064
*	PLATO Learning, Inc.	1,300	10,296
*	Plexus Corp.	4,000	134,240
*	PLX Technology, Inc.	2,500	30,200
* #	PMC-Sierra, Inc.	5,500	56,155
* #	Polycom, Inc.	9,100	176,722
*	PortalPlayer, Inc.	1,400	35,364
*	Power Integrations, Inc.	2,700	67,041
*	Powerwave Technologies, Inc.	10,100	148,268
*	Presstek, Inc.	2,800	35,476
*	Progress Software Corp.	3,700	108,040
	QAD, Inc.	1,200	9,600
#	Quality Systems, Inc.	700	48,454
*	Quantum Corp.	18,300	65,331
*	Quest Software, Inc.	5,900	85,963
*	Quovadx, Inc.	1,900	5,415
*	Rackable Systems, Inc.	600	23,658
*	Radiant Systems, Inc.	2,100	29,988
*	RadiSys Corp.	2,000	36,480
*	Rambus, Inc.	2,900	90,045
*	RealNetworks, Inc.	11,200	88,032
*	Redback Networks, Inc.	3,800	72,010
	Renaissance Learning, Inc.	700	11,921
*	RF Micro Devices, Inc.	17,900	120,467
*	RightNow Technologies, Inc.	1,300	21,437
*	Rimage Corp.	1,000	21,780
*	Rofin-Sinar Technologies, Inc.	1,500	79,020
*	Rogers Corp.	1,600	78,464
*	RSA Security, Inc.	6,500	95,420
*	Rudolph Technologies, Inc.	2,106	34,711
*	S1 Corp.	6,400	26,368
	Sabre Holdings Corp.	1,750	42,228
*	Safeguard Scientifics, Inc.	1,500	2,850
*	SafeNet, Inc.	2,300	57,316
* #	Sandisk Corp.	200	12,068
*	Sanmina-SCI Corp.	5,100	19,686
*	Sapient Corp.	7,800	58,500
*	SBS Technologies, Inc.	1,000	11,090
*	ScanSource, Inc.	1,200	69,732
*	Seachange International, Inc.	2,200	19,822
*	Secure Computing Corp.	4,400	53,240
*	Semitool, Inc.	1,800	22,734
*	Semtech Corp.	6,800	127,704
*	Serena Software, Inc.	2,600	62,140
*	SI International, Inc.	900	29,304
*	Sigmatel, Inc.	3,500	37,625
*	Silicon Image, Inc.	4,800	52,416
*	Silicon Laboratories, Inc.	1,600	76,768
*	Silicon Storage Technology, Inc.	8,000	36,160
*	SimpleTech, Inc.	3,000	12,480
*	SiRF Technology Holdings, Inc.	3,200	119,776

17

*	Skyworks Solutions, Inc.	15,400	81,004
*	Sohu.com, Inc.	2,300	48,369
*	Solectron Corp.	23,900	86,279
*	Sonic Solutions, Inc.	2,300	41,745
*	SonicWALL, Inc.	4,700	31,537
*	Sonus Networks, Inc.	24,300	117,855
* #	SpatiaLight, Inc.	3,300	9,999
	SpectraLink Corp.	1,900	23,503
*	SPSS, Inc.	1,600	52,224
*	SSA Global Technologies, Inc.	900	15,066
*	Standard Microsystems Corp.	2,000	65,040
	StarTek, Inc.	1,000	19,700
*	Stellent, Inc.	2,100	22,995
*	Stratasys, Inc.	1,000	27,470
*	Stratos International, Inc.	4	27
*	Sun Microsystems, Inc.	5,200	21,684
* #	SunPower Corp. Class A	300	13,170
*	Superior Essex, Inc.	1,600	41,872
*	Supertex, Inc.	900	30,303
*	SupportSoft, Inc.	3,900	16,107
*	Sybase, Inc.	200	4,266
*	Sycamore Networks, Inc.	16,200	75,654
*	Sykes Enterprises, Inc.	2,400	31,968
*	Symantec Corp.	2,800	47,292
#	Symbol Technologies, Inc.	600	6,972
*	Symmetricom, Inc.	4,700	42,159
*	Synaptics, Inc.	2,000	46,980
*	SYNNEX Corp.	900	16,623
*	Synopsys, Inc.	300	6,561
	Syntel, Inc.	600	10,200
	TALX Corp.	2,250	71,910
* #	Taser International, Inc.	5,400	51,624
*	Tech Data Corp.	1,500	62,295
	Technitrol, Inc.	3,700	80,956
*	Tekelec	5,500	73,755
	Tektronix, Inc.	200	6,160
*	TeleCommunication Systems, Inc.	900	1,890
* #	Telkonet, Inc.	3,400	13,736
*	Tellabs, Inc.	1,300	19,097
*	Telular Corp.	900	2,817
*	Teradyne, Inc.	500	8,395
*	Terayon Communication Systems, Inc.	8,100	21,708
*	Terremark Worldwide, Inc.	2,600	13,988
*	Tessco Technologies, Inc.	200	3,700
*	Tessera Technologies, Inc.	4,100	128,043
*	THQ, Inc.	6,000	144,000
*	TIBCO Software, Inc.	20,200	175,134
*	TNS, Inc.	1,100	17,710
*	Tollgrade Communications, Inc.	900	12,825
*	Transaction Systems Architects, Inc.	3,700	123,432
*	Transwitch Corp.	5,900	10,030
* #	Travelzoo, Inc.	300	5,574
*	Trident Microsystems, Inc.	3,800	106,172
*	Triquint Semiconductor, Inc.	13,400	63,516
*	TTM Technologies, Inc.	3,600	46,476

18

*	Tyler Technologies, Inc.	3,200	31,712
*	Ulticom, Inc.	1,000	11,180
*	Ultimate Software Group, Inc.	2,200	51,480
*	Ultratech, Inc.	2,100	41,979
*	Unica Corp.	500	6,195
	United Online, Inc.	5,900	70,859
*	Universal Display Corp.	2,400	34,080
* #	UTStarcom, Inc.	9,900	61,875
*	ValueClick, Inc.	8,300	145,333
*	Varian Semiconductor Equipment Associates, Inc.	3,200	150,912
*	VASCO Data Security International, Inc.	2,200	21,978
*	Veeco Instruments, Inc.	2,600	52,234
*	VeriFone Holdings, Inc.	2,400	63,360
*	Verint Systems, Inc.	1,300	47,099
*	VeriSign, Inc.	200	4,732
*	Viasat, Inc.	2,100	56,385
*	Vignette Corp.	2,800	45,080
* #	Viisage Technology, Inc.	1,200	22,056
*	Virage Logic Corp.	1,300	14,326
*	Vishay Intertechnology, Inc.	3,600	52,272
*	Vitesse Semiconductor, Inc.	21,700	68,355
*	Volterra Semiconductor Corp.	1,400	24,374
*	WebEx Communications, Inc.	3,200	89,216
*	webMethods, Inc.	4,700	34,968
*	Websense, Inc.	2,200	135,982
*	WebSideStory, Inc.	1,000	15,670
*	Westell Technologies, Inc.	4,500	21,375
*	White Electronics Designs Corp.	1,600	9,680
*	Wind River Systems, Inc.	6,700	103,649
*	Witness Systems, Inc.	2,000	46,860
	Woodhead Industries, Inc.	700	10,150
*	Wright Express Corp.	2,700	64,908
*	Xerox Corp.	2,500	37,250
	Xilinx, Inc.	800	21,824
	X-Rite, Inc.	2,300	29,325
*	Zhone Technologies, Inc.	11,900	29,036
*	Zoran Corp.	4,000	79,120
Total Information Technology			24,434,620

Consumer Discretionary — (14.5%)
*	1-800 CONTACTS, Inc.	700	9,457
*	1-800-FLOWERS.COM, Inc.	2,300	14,674
*	4Kids Entertainment, Inc.	1,300	22,100
*	99 Cents Only Stores	4,100	46,658
*	A.C. Moore Arts & Crafts, Inc.	1,600	28,800
	Aaron Rents, Inc.	3,700	96,940
	Advo, Inc.	2,900	93,235
*	Aeropostale, Inc.	4,800	137,712
	AFC Enterprises, Inc.	1,800	27,972
*	Aftermarket Technology Corp.	1,900	41,230
*	Alderwoods Group, Inc.	3,600	61,488
*	Alliance Gaming Corp.	5,000	74,000
*	Alloy, Inc.	975	12,841
	Ambassadors Group, Inc.	1,600	38,704
	American Axle & Manufacturing Holdings, Inc.	4,200	68,124

19

*	American Biltrite, Inc.	200	2,278
*	America’s Car-Mart, Inc.	800	14,736
	Ameristar Casinos, Inc.	2,300	50,807
*	AnnTaylor Stores Corp.	1,100	39,930
	Arbitron, Inc.	2,400	94,080
	Arctic Cat, Inc.	1,300	31,200
	ArvinMeritor, Inc.	6,800	113,832
*	Asbury Automotive Group, Inc.	1,300	24,895
* #	Audible, Inc.	2,200	22,286
*	Audiovox Corp. Class A	1,700	21,709
*	AutoNation, Inc.	8,300	173,553
* #	Avatar Holdings, Inc.	500	27,915
*	Aztar Corp.	3,300	99,594
*	Ballantyne of Omaha, Inc.	600	2,430
	Bandag, Inc.	1,100	47,047
#	Barnes & Noble, Inc.	1,200	51,684
	Bassett Furniture Industries, Inc.	1,000	19,290
	Beasley Broadcast Group, Inc.	900	12,186
	Beazer Homes USA, Inc.	1,600	101,520
	Belo Corp. Class A	3,600	76,464
*	Benihana, Inc. Class A	100	2,682
	Big 5 Sporting Goods Corp.	1,700	37,043
*	Big Dog Holdings, Inc.	300	3,015
*	Big Lots, Inc.	10,500	133,455
*	BJ’s Restaurants, Inc.	1,400	35,546
	Blair Corp.	400	16,500
	Blockbuster, Inc. Class A	18,300	70,821
*	Blount International, Inc.	2,900	47,386
*	Blue Nile, Inc.	1,400	46,718
*	Bluegreen Corp.	1,800	28,566
	Blyth, Inc.	2,600	57,928
	Bob Evans Farms, Inc.	3,200	93,344
*	Bombay Co., Inc.	3,100	9,796
	Bon-Ton Stores, Inc.	500	13,610
	BorgWarner, Inc.	1,000	55,770
*	Bright Horizons Family Solutions, Inc.	2,500	83,775
	Brinker International, Inc.	200	8,330
*	Brookfield Homes Corp.	1,400	69,594
	Brown Shoe Company, Inc.	1,800	85,860
	Brunswick Corp.	400	15,692
	Buckle, Inc.	700	26,775
*	Buffalo Wild Wings, Inc.	700	26,551
*	Build-A—Bear-Workshop, Inc.	1,000	28,930
	Building Materials Holding Corp.	1,300	87,490
	Burlington Coat Factory Warehouse Corp.	1,600	72,064
* #	Cabela’s, Inc.	3,100	58,621
*	Cache, Inc.	1,000	17,380
*	California Coastal Communities, Inc.	700	26,943
*	California Pizza Kitchen, Inc.	1,900	57,114
	Callaway Golf Co.	7,400	122,026
*	Career Education Corp.	200	6,568
	Carmike Cinemas, Inc.	1,100	26,202
*	Carriage Services, Inc.	500	2,480
*	Carter’s, Inc.	1,700	108,783
*	Casual Male Retail Group, Inc.	2,900	26,419

20

	Catalina Marketing Corp.	2,800	62,104
	Cato Corp. Class A	2,900	60,523
*	Cavco Industries, Inc.	300	13,815
	CBRL Group, Inc.	600	26,658
*	CEC Entertainment, Inc.	3,400	110,704
	Centex Corp.	900	60,849
*	Champion Enterprises, Inc.	4,400	68,288
*	Champps Entertainment, Inc.	700	5,642
#	Charles and Colvard, Ltd.	1,500	21,030
*	Charlotte Russe Holding, Inc.	1,600	29,120
*	Charming Shoppes, Inc.	11,100	148,629
*	Charter Communications, Inc.	28,700	33,005
*	Checkers Drive-In Restaurants, Inc.	600	8,814
	Cherokee, Inc.	600	23,124
	Christopher & Banks Corp.	3,400	74,562
*	Chromcraft Revington, Inc.	300	3,900
	Churchill Downs, Inc.	700	28,049
	Citadel Broadcasting Co.	4,300	47,902
*	Citi Trends, Inc.	400	17,220
	CKE Restaurants, Inc.	4,200	71,442
	Clear Channel Communications, Inc.	4,200	118,860
	Coachmen Industries, Inc.	1,300	15,340
*	Cobra Electronics Corp.	400	4,652
*	Coldwater Creek, Inc.	2,300	51,681
*	Collectors Universe, Inc.	400	5,940
	Collegiate Pacific, Inc.	400	4,160
*	Columbia Sportswear Co.	700	35,252
*	Comcast Corp. Class A	7,300	195,859
*	Comcast Corp. Special Class A Non-Voting	6,400	171,200
*	Comstock Homebuilding Companies, Inc.	600	5,610
*	Conn’s, Inc.	400	14,900
#	Cooper Tire & Rubber Co.	6,200	92,380
*	Corinthian Colleges, Inc.	8,800	114,048
*	Cost Plus, Inc.	2,200	42,218
	Courier Corp.	1,000	39,470
*	Cox Radio, Inc.	3,600	49,788
*	Crown Media Holdings, Inc.	1,100	8,635
*	CSK Auto Corp.	4,100	65,231
	CSS Industries, Inc.	500	15,400
*	Cumulus Media, Inc. Class A	4,900	56,840
	Cutter & Buck, Inc.	600	7,176
*	Dave & Busters, Inc.	1,500	27,000
	Deb Shops, Inc.	400	12,660
*	Deckers Outdoor Corp.	900	30,510
*	dELiA*s, Inc.	2,000	17,820
*	Denny’s Corp.	8,200	36,490
*	Design Within Reach, Inc.	1,100	6,985
*	DeVry, Inc.	5,600	131,488
	Dillards, Inc. Class A	2,800	69,076
	Disney (Walt) Co.	14,600	408,654
*	Dixie Group, Inc.	1,000	16,380
	Dollar General Corp.	700	12,194
* #	Dollar Tree Stores, Inc.	300	8,226
	Domino’s Pizza, Inc.	2,900	73,950
	Dover Downs Gaming & Entertainment, Inc.	700	11,620

21

	Dover Motorsports, Inc.	1,400	6,958
*	Drew Industries, Inc.	1,500	48,675
*	drugstore.com, Inc.	6,300	15,876
*	DSW, Inc.	1,100	31,438
*	Earle M. Jorgensen Co.	1,600	22,400
	Eastman Kodak Co.	1,600	44,880
*	Educate, Inc.	1,800	15,498
*	Emerson Radio Corp.	800	2,560
*	Emmis Communications Corp. Class A	3,000	49,110
*	Entercom Communications Corp.	3,500	98,595
*	Entravision Communications Corp.	7,500	55,725
* #	Escala Group, Inc.	500	12,425
	Escalade, Inc.	800	9,072
	Ethan Allen Interiors, Inc.	3,300	134,343
#	Family Dollar Stores, Inc.	300	7,716
	Federated Department Stores, Inc.	2,400	170,496
	Finish Line, Inc. Class A	3,900	65,286
*	Fisher Communications, Inc.	600	25,680
*	Fleetwood Enterprises, Inc.	5,500	62,150
	Flexsteel Industries, Inc.	400	5,660
	Foot Locker, Inc.	300	6,933
	Ford Motor Co.	4,000	31,880
	Fortune Brands, Inc.	200	15,510
* #	Fossil, Inc.	4,600	78,292
*	Franklin Covey Co.	1,100	8,547
*	Franklin Electronic Publishers, Inc.	500	2,125
	Fred’s, Inc.	3,800	53,086
	Frisch’s Restaurants, Inc.	200	4,180
*	FTD Group, Inc.	1,200	11,232
	Furniture Brands International, Inc.	4,700	116,184
*	GameStop Corp. Class A	900	36,027
*	GameStop Corp. Class B	2,600	94,926
	Gannett Co., Inc.	400	24,864
	Gap, Inc.	600	11,124
*	Gaylord Entertainment Co.	3,700	165,205
*	Gemstar-TV Guide International, Inc.	23,600	71,272
#	General Motors Corp.	1,500	30,465
*	Genesco, Inc.	2,100	85,260
	Gentek, Inc.	600	11,376
	Gentex Corp.	500	8,330
	Genuine Parts Co.	400	17,808
*	G-III Apparel Group, Ltd.	400	6,396
*	Golf Galaxy, Inc.	500	9,935
	Gray Television, Inc.	4,300	36,206
*	Great Wolf Resorts, Inc.	2,800	28,924
*	Group 1 Automotive, Inc.	1,900	72,732
*	GSI Commerce, Inc.	3,200	51,040
*	Guess, Inc.	1,600	57,904
*	Guitar Center, Inc.	2,500	129,400
*	Gymboree Corp.	2,900	66,294
	Handleman Co.	2,100	20,643
	Harrah’s Entertainment, Inc.	1,400	100,688
*	Harris Interactive, Inc.	4,600	25,852
*	Hartmarx Corp.	2,400	20,808
	Hasbro, Inc.	2,800	56,812

22

	Haverty Furniture Co., Inc.	1,800	25,650
*	Hayes Lemmerz International, Inc.	3,300	10,329
	Hearst-Argyle Television, Inc.	2,300	54,901
*	Hibbett Sporting Goods, Inc.	2,200	70,576
	Hilton Hotels Corp.	200	4,840
	Hollinger International, Inc. Class A	5,000	46,500
	Home Depot, Inc.	2,700	113,805
	Hooker Furniture Corp.	900	13,833
	Horton (D.R.), Inc.	1,200	40,932
*	Hot Topic, Inc.	4,100	54,038
	IHOP Corp.	1,800	91,620
*	Image Entertainment, Inc.	1,300	4,420
*	Innovo Group, Inc.	2,900	2,784
*	Insight Enterprises, Inc.	4,700	101,191
	Interactive Data Corp.	1,500	33,750
*	Interface, Inc. Class A	4,300	47,644
	International Speedway Corp. Class A	500	23,680
*	Interstate Hotels & Resorts, Inc.	2,100	10,038
* #	iRobot Corp.	300	8,250
*	Isle of Capri Casinos, Inc.	1,300	39,403
	J. Alexander’s Corp.	300	2,406
*	J. Jill Group, Inc.	1,800	42,534
*	Jack in the Box, Inc.	3,500	140,000
	Jackson Hewitt Tax Service, Inc.	3,600	102,240
*	Jakks Pacific, Inc.	2,300	57,086
*	Jameson Inns, Inc.	3,900	10,296
* #	Jarden Corp.	6,300	188,937
*	Jo-Ann Stores, Inc.	2,300	30,590
	Johnson Controls, Inc.	800	57,016
#	Jones Apparel Group, Inc.	4,400	127,248
*	Jos. A. Bank Clothiers, Inc.	1,625	72,491
	Journal Communications, Inc. Class A	2,700	33,237
	Journal Register Co.	4,100	52,726
*	K2, Inc.	4,400	50,160
	Kansas City Life Insurance Co.	300	15,120
	KB Home	600	40,218
	Kellwood Co.	2,600	66,924
*	Kenexa Corp.	600	16,032
	Kenneth Cole Productions, Inc. Class A	800	22,008
*	Keystone Automotive Industries, Inc.	1,400	61,880
	Kimball International, Inc. Class B	2,100	29,757
*	Kohl’s Corp.	200	9,622
* #	Krispy Kreme Doughnuts, Inc.	5,600	37,800
	K-Swiss, Inc. Class A	2,400	70,032
*	LaCrosse Footwear, Inc.	270	3,208
*	Lakeland Industries, Inc.	200	3,856
*	Lamar Advertising Co.	500	25,510
	Landry’s Restaurants, Inc.	1,500	46,305
*	Laureate Education, Inc.	200	10,356
#	La-Z–Boy, Inc.	5,000	79,750
* #	Leapfrog Enterprises, Inc.	3,300	38,445
	Leggett & Platt, Inc.	1,000	23,480
	Lennar Corp. Class A	3,600	215,496
	Lennar Corp. Class B	1,000	55,400
*	Lenox Group, Inc.	1,000	13,360

23

	Levitt Corp. Class A	1,700	39,542
	Libbey, Inc.	1,300	11,518
*	Liberty Global, Inc. Class A	4,888	99,275
*	Liberty Media Corp. Class A	20,700	170,568
*	LIFE TIME FITNESS, Inc.	2,200	92,312
	Lifetime Brands, Inc.	700	15,806
	Limited Brands, Inc.	200	4,734
*	Lin TV Corp.	2,400	22,392
*	Lincoln Educational Services	500	8,270
	Lithia Motors, Inc. Class A	1,500	48,060
	Liz Claiborne, Inc.	400	14,412
*	LKQ Corp.	3,000	66,060
*	Lodgenet Entertainment Corp.	1,500	21,360
*	Lodgian, Inc.	2,200	27,588
	Lone Star Steakhouse & Saloon, Inc.	1,700	45,832
*	Luby’s, Inc.	2,400	35,784
	M/I Homes, Inc.	1,200	50,544
*	Mace Security International, Inc.	800	1,856
*	Magna Entertainment Corp.	3,300	22,143
*	Maidenform Brands, Inc.	1,200	11,616
*	Main Street Restaurant Group, Inc.	900	4,950
	Marine Products Corp.	1,200	14,700
*	MarineMax, Inc.	1,200	37,032
* #	Martha Stewart Living Omnimedia, Inc.	1,700	29,410
	Mattel, Inc.	300	5,055
	Matthews International Corp. Class A	3,000	111,420
#	Maytag Corp.	5,400	92,880
*	McCormick & Schmick’s Seafood Restaurants, Inc.	600	14,058
	McDonald’s Corp.	1,600	55,856
	MDC Holdings, Inc.	600	36,774
	Media General, Inc. Class A	2,100	105,210
*	Mediacom Communications Corp.	5,800	32,712
	Meredith Corp.	200	11,018
*	Mestek, Inc.	500	6,465
*	MGM Mirage	9,100	336,427
*	Midas, Inc.	1,200	22,848
*	Mikohn Gaming Corp.	2,900	23,026
	Modine Manufacturing Co.	3,300	92,565
*	Mohawk Industries, Inc.	1,700	147,067
	Monaco Coach Corp.	2,500	35,775
*	Monarch Casino & Resort, Inc.	900	24,129
	Monro Muffler Brake, Inc.	1,000	36,180
*	Morningstar, Inc.	700	29,841
*	Mothers Work, Inc.	300	7,467
	Movado Group, Inc.	1,700	37,060
#	Movie Gallery, Inc.	2,400	7,656
*	MTR Gaming Group, Inc.	2,200	21,934
* #	Multimedia Games, Inc.	2,900	30,711
	National Presto Industries, Inc.	500	21,875
#	Nautilus Group, Inc.	3,100	50,995
* #	Navarre Corp.	2,000	7,660
	Nelson (Thomas), Inc.	1,000	29,250
*	Netflix, Inc.	3,500	93,835
*	New York & Co., Inc.	1,200	20,244
	News Corp. Class A	9,100	148,148

24

	News Corp., Inc. Class B When Issued	5,100	87,465
	Noble International, Ltd.	1,050	16,117
*	NTL, Inc.	2,200	144,870
* #	Nutri/System, Inc.	2,400	103,128
#	Oakley, Inc.	2,100	31,962
*	O’Charleys, Inc.	2,100	37,296
*	Office Depot, Inc.	700	24,976
	OfficeMax, Inc.	3,100	90,923
	Omnicom Group, Inc.	200	15,964
*	O’Reilly Automotive, Inc.	200	6,544
	Orleans Homebuilders, Inc.	400	7,816
*	Outdoor Channel Holdings, Inc.	500	6,560
* #	Overstock.com, Inc.	1,000	22,500
	Oxford Industries, Inc.	1,300	59,514
*	P.F. Chang’s China Bistro, Inc.	2,400	116,016
* #	Pacific Sunwear of California, Inc.	7,000	166,670
*	Palm Harbor Homes, Inc.	900	18,855
*	Pantry, Inc.	1,600	94,672
*	Papa John’s International, Inc.	2,000	65,800
*	Payless ShoeSource, Inc.	6,400	151,680
*	PC Mall, Inc.	800	4,944
	Penney (J.C.) Co., Inc.	200	11,728
*	Perry Ellis International, Inc.	800	17,608
*	Petco Animal Supplies, Inc.	3,400	66,164
	Phillips-Van Heusen Corp.	3,100	110,050
*	Phoenix Footwear Group, Inc.	400	2,140
#	Pier 1 Imports, Inc.	8,400	88,452
*	Pinnacle Entertainment, Inc.	4,000	112,200
*	Playboy Enterprises, Inc. Class B	2,100	29,106
	Polo Ralph Lauren Corp.	200	11,592
#	Pre-Paid Legal Services, Inc.	900	32,499
*	Prestige Brands Holdings, Inc.	2,600	29,068
* #	Priceline.com, Inc.	2,500	61,375
*	PRIMEDIA, Inc.	13,700	30,962
*	ProQuest Co.	2,500	53,250
	Pulte Homes, Inc.	1,700	65,297
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	4,200	19,026
*	R&B, Inc.	700	7,427
*	Radio One, Inc. Class D	7,700	64,218
*	Rare Hospitality International, Inc.	3,300	105,600
*	RC2 Corp.	1,700	61,251
*	RCN Corp.	2,300	57,500
	Reader’s Digest Association, Inc.	9,500	144,305
*	Reading International, Inc. Class A	700	5,663
* #	Red Robin Gourmet Burgers, Inc.	1,400	55,986
*	Regent Communications, Inc.	2,900	13,253
	Regis Corp.	4,300	164,604
*	Rent-Way, Inc.	2,600	17,602
*	Restoration Hardware, Inc.	3,400	18,292
* #	Retail Ventures, Inc.	1,500	19,890
*	Riviera Holdings Corp.	800	12,840
*	Rockford Corp.	600	2,406
#	Ruby Tuesday, Inc.	6,200	177,010
	Russ Berrie & Co., Inc.	1,300	17,667
	Russell Corp.	3,300	47,124

25

*	Ruth’s Chris Steak House, Inc.	1,200	25,824
*	Ryan’s Restaurant Group, Inc.	4,100	54,161
	Ryland Group, Inc.	200	13,950
*	Saga Communications, Inc. Class A	1,500	14,205
	Saks, Inc.	6,200	117,180
*	Salem Communications Corp.	1,000	13,980
	Sauer-Danfoss, Inc.	900	19,305
*	Scholastic Corp.	3,200	94,144
	Scripps (E.W.) Co.	200	9,616
*	Sears Holdings Corp.	300	36,135
*	Select Comfort Corp.	2,400	87,720
	Service Corp. International	6,600	52,470
* #	Sharper Image Corp.	1,100	12,980
*	Shiloh Industries, Inc.	1,075	17,522
*	Shoe Carnival, Inc.	800	17,976
* #	Shuffle Master, Inc.	2,100	54,873
	Sinclair Broadcast Group, Inc. Class A	4,400	31,636
* #	Six Flags, Inc.	9,100	96,005
*	Skechers U.S.A., Inc. Class A	2,200	46,640
	Skyline Corp.	600	24,072
	Snap-On, Inc.	500	19,460
	Sonic Automotive, Inc.	2,900	76,821
*	Sotheby’s Holdings, Inc. Class A	3,600	76,032
*	Source Interlink Companies, Inc.	3,000	32,250
*	Spanish Broadcasting System, Inc.	3,700	20,757
	Spartan Motors, Inc.	300	3,219
	Speedway Motorsports, Inc.	1,500	53,775
	Stage Stores, Inc.	2,700	78,732
*	Stamps.com, Inc.	1,500	48,315
	Standard Motor Products, Inc.	1,200	12,732
	Standard Pacific Corp.	900	29,565
	Stanley Furniture, Inc.	1,200	30,600
	Stein Mart, Inc.	2,600	43,368
*	Steinway Musical Instruments, Inc.	600	19,770
	Steven Madden, Ltd.	1,200	38,460
	Stewart Enterprises, Inc.	10,300	52,221
*	Strattec Security Corp.	300	12,138
	Strayer Education, Inc.	900	86,697
	Stride Rite Corp.	3,500	48,650
	Sturm Ruger & Co., Inc.	2,100	15,120
*	Sunterra Corp.	1,700	25,500
#	Superior Industries International, Inc.	2,000	43,100
	Syms Corp.	700	10,220
*	Systemax, Inc.	1,800	12,510
#	Talbots, Inc.	2,200	58,652
	Tandy Brand Accessories, Inc.	353	3,816
	Target Corp.	1,100	59,840
*	Tarragon Corp.	1,100	21,263
	Technical Olympic USA, Inc.	1,500	31,770
* #	Tenneco Automotive, Inc.	4,300	97,395
*	Texas Roadhouse, Inc.	3,800	58,368
* #	The Children’s Place Retail Stores, Inc.	2,000	93,340
*	The DIRECTV Group, Inc.	1,000	15,760
*	The Dress Barn, Inc.	2,100	90,678
	The Marcus Corp.	2,000	32,860

26

	The McClatchey Co.	200	11,054
#	The New York Times Co. Class A	200	5,644
	The Pep Boys – Manny, Moe & Jack	5,400	84,780
*	The Sports Authority, Inc.	2,500	91,475
	The Stanley Works	200	10,028
*	The Steak n Shake Co.	2,600	47,398
	Thor Industries, Inc.	2,000	94,400
	Tiffany & Co.	400	14,852
	Time Warner, Inc.	40,400	699,324
*	TiVo, Inc.	5,100	28,305
*	Too, Inc.	3,200	97,376
*	Tractor Supply Co.	1,000	63,180
	Traffix, Inc.	500	2,600
*	Trans World Entertainment Corp.	2,100	12,600
	Triarc Companies, Inc. Class B	4,000	62,400
	Tribune Co.	6,000	183,600
*	Triple Crown Media, Inc.	430	2,881
*	TRW Automotive Holdings Corp.	3,700	94,720
	Tuesday Morning Corp.	2,500	55,025
	Tupperware Corp.	5,200	110,188
*	Tweeter Home Entertainment Group, Inc.	1,700	13,668
* #	Under Armour, Inc.	1,100	31,009
	Unifirst Corp.	900	30,159
	United Auto Group, Inc.	2,600	112,424
*	United Retail Group, Inc.	500	8,275
*	Universal Electronics, Inc.	1,300	23,348
*	Universal Technical Institute, Inc.	1,500	46,215
*	Univision Communications, Inc. Class A	7,600	254,220
	V.F. Corp.	800	43,840
*	Vail Resorts, Inc.	2,800	92,512
*	Valassis Communications, Inc.	2,700	74,385
	Value Line, Inc.	100	3,385
*	ValueVision Media, Inc. Class A	2,600	33,046
*	Vertrue, Inc.	700	30,842
	Visteon Corp.	12,500	58,250
*	Volcom, Inc.	500	17,120
*	Warnaco Group, Inc.	4,300	99,803
*	WCI Communities, Inc.	3,400	85,816
	Wendy’s International, Inc.	200	11,580
*	West Marine, Inc.	1,200	15,444
*	Wet Seal, Inc. Class A	5,300	28,143
	Weyco Group, Inc.	600	11,574
*	William Lyon Homes, Inc.	200	17,020
*	Wilsons The Leather Experts, Inc.	1,800	6,030
	Winnebago Industries, Inc.	3,200	102,784
*	WMS Industries, Inc.	2,100	61,005
	Wolverine World Wide, Inc.	5,400	119,124
	World Wrestling Federation Entertainment, Inc.	2,100	31,395
* #	WorldSpace, Inc. Class A	1,100	12,749
* #	WPT Enterprises, Inc.	600	3,948
	Xerium Technologies, Inc.	1,300	12,025
	Yankee Candle Co., Inc.	2,600	75,504
*	Zale Corp.	4,800	125,040
*	Zumiez, Inc.	300	15,939
Total Consumer Discretionary			22,779,665

27

Industrials — (13.5%)
*	3-D Systems Corp.	1,200	22,800
*	AAON, Inc.	900	19,683
*	AAR Corp.	3,100	78,461
	ABM Industries, Inc.	3,900	71,955
*	ABX Air, Inc.	5,900	47,318
*	Accuride Corp.	1,300	14,716
#	Actuant Corp.	2,500	137,750
	Acuity Brands, Inc.	4,100	161,909
	Adesa, Inc.	1,300	32,500
	Administaff, Inc.	1,900	90,155
*	AGCO Corp.	8,700	170,085
*	Airtran Holdings, Inc.	8,400	149,352
	Alamo Group, Inc.	600	14,316
*	Alaska Air Group, Inc.	2,600	83,330
	Albany International Corp. Class A	2,800	104,076
	Alexander & Baldwin, Inc.	1,300	63,349
*	Allied Waste Industries, Inc.	9,800	104,958
	Ambassadors International, Inc.	600	10,608
*	Amerco, Inc.	1,000	88,840
	American Ecology Corp.	1,100	20,922
	American Power Conversion Corp.	200	4,086
*	American Reprographics Co.	1,100	31,570
*	American Science & Engineering, Inc.	700	53,263
* #	American Superconductor Corp.	3,300	33,264
	American Woodmark Corp.	1,100	37,400
	Ameron International Corp.	800	47,520
	Ampco-Pittsburgh Corp.	600	12,186
	Amrep Corp.	200	6,232
	Angelica Corp.	900	18,072
	Apogee Enterprises, Inc.	2,800	48,412
	Applied Industrial Technologies, Inc.	2,900	124,062
	Applied Signal Technologies, Inc.	1,200	28,128
*	Argon ST, Inc.	800	23,768
	Arkansas Best Corp.	2,300	95,588
*	Armor Holdings, Inc.	3,200	187,936
*	Artesyn Technologies, Inc.	3,400	37,060
*	Astec Industries, Inc.	1,500	53,880
*	ASV, Inc.	1,700	54,706
*	Aviall, Inc.	3,200	122,080
*	Axsys Technologies, Inc.	700	11,585
*	AZZ, Inc.	400	9,116
	Badger Meter, Inc.	500	26,720
*	Baker (Michael) Corp.	300	8,295
	Baldor Electric Co.	3,200	103,200
	Banta Corp.	2,300	112,033
	Barnes Group, Inc.	1,700	65,246
*	BE Aerospace, Inc.	4,400	105,556
*	Beacon Roofing Supply, Inc.	1,600	62,816
	BlueLinx Holdings, Inc.	800	12,704
	Bowne & Co., Inc.	3,500	52,115
	Brady Co. Class A	2,000	73,960
#	Briggs & Stratton Corp.	4,800	170,304
	Bucyrus International, Inc.	1,700	107,066

28

*	Builders FirstSource, Inc.	1,200	28,452
	C&D Technologies, Inc.	2,400	20,496
	Cascade Corp.	1,100	57,046
*	Casella Waste Systems, Inc. Class A	1,800	25,470
*	CBIZ, Inc.	5,600	40,656
	CDI Corp.	1,100	26,939
	Cendant Corp.	5,400	89,748
	Central Parking Corp.	1,600	26,080
*	Cenveo, Inc.	3,800	53,542
*	Ceradyne, Inc.	1,900	115,672
	Champion Industries, Inc.	500	3,102
	Cintas Corp.	400	16,436
	CIRCOR International, Inc.	1,500	41,400
	Clarcor, Inc.	2,700	91,395
*	Clean Harbors, Inc.	1,600	52,768
	CNF, Inc.	200	10,036
*	Coinstar, Inc.	2,300	59,340
*	Color Kinetics, Inc.	1,400	24,458
	Comfort Systems USA, Inc.	3,400	37,366
*	Commercial Vehicle Group, Inc.	1,500	27,450
	CompX International, Inc.	400	6,816
*	COMSYS IT Partners, Inc.	1,200	14,004
*	Consolidated Graphics, Inc.	1,100	56,177
*	Continental Airlines, Inc.	5,600	130,480
*	Corrections Corporation of America	3,600	154,836
*	CoStar Group, Inc.	1,500	77,415
*	Covenant Transport, Inc. Class A	800	12,400
*	CRA International, Inc.	1,100	51,425
	Crane Co.	4,800	184,752
	CSX Corp.	5,800	321,204
	Cubic Corp.	1,500	32,430
	Cummins, Inc.	200	21,656
	Curtiss-Wright Corp.	2,000	123,680
	Deere & Co.	700	53,389
*	DHB Industries, Inc.	2,100	9,765
*	DiamondCluster International, Inc.	3,100	30,287
*	Dollar Thrifty Automotive Group, Inc.	2,300	92,874
	Donnelley (R.R.) & Sons Co.	6,800	228,888
#	Dover Corp.	400	19,176
	DRS Technologies, Inc.	2,578	136,041
*	Ducommun, Inc.	700	15,484
*	Duratek, Inc.	1,300	28,496
*	Dynamex, Inc.	1,100	22,352
#	Dynamic Materials Corp.	400	13,080
	Eaton Corp.	400	27,868
	EDO Corp.	1,400	40,782
*	EGL, Inc.	3,100	125,395
*	Electro Rent Corp.	1,800	26,820
	ElkCorp	2,000	72,200
*	EMCOR Group, Inc.	3,000	130,770
*	Encore Wire Corp.	1,600	49,904
* #	Energy Conversion Devices, Inc.	1,900	89,015
*	EnerSys	4,500	61,110
	Ennis, Inc.	2,300	45,356
*	EnPro Industries, Inc.	2,000	65,540

29

*	ESCO Technologies, Inc.	2,300	116,794
*	Essex Corp.	1,500	33,750
*	Esterline Technologies Corp.	2,300	95,772
*	Evergreen Solar, Inc.	3,700	57,683
*	Exponent, Inc.	800	25,440
*	ExpressJet Holdings, Inc.	4,500	33,840
	Federal Signal Corp.	4,700	84,177
	FedEx Corp.	400	42,896
*	First Advantage Corp.	800	19,056
*	First Consulting Group, Inc.	1,500	9,375
*	Flanders Corp.	1,200	13,140
	Florida East Coast Industries, Inc.	3,000	152,520
*	Flowserve Corp.	4,300	221,020
	Forward Air Corp.	3,000	106,440
*	Foster (L.B.) Co. Class A	200	3,016
	Franklin Electric Co., Inc.	2,200	98,670
	Freightcar America, Inc.	800	56,400
*	Frontier Airlines, Inc.	3,300	23,760
*	Frozen Food Express Industries, Inc.	1,400	16,324
*	FTI Consulting, Inc.	3,700	103,378
* #	FuelCell Energy, Inc.	4,400	48,972
	G & K Services, Inc. Class A	1,900	74,290
*	Gardner Denver Machinery, Inc.	2,400	147,264
	GATX Corp.	4,200	166,740
*	Gehl Co.	1,200	39,708
#	Gencorp, Inc.	3,200	61,600
*	General Cable Corp.	3,600	97,200
	General Dynamics Corp.	200	24,654
	General Electric Co.	13,200	433,884
*	Genesee & Wyoming, Inc.	2,100	96,075
*	Genlyte Group, Inc.	2,300	142,324
*	Global Cash Access, Inc.	1,100	18,590
*	Global Power Equipment Group, Inc.	3,800	19,228
	Gorman-Rupp Co.	900	20,493
*	GP Strategies Corp.	1,000	7,200
*	Graftech International, Ltd.	9,400	47,940
	Granite Construction, Inc.	2,900	134,415
	Greenbrier Companies, Inc.	500	18,890
*	Griffon Corp.	2,700	63,504
	Hardinge, Inc.	600	9,978
	Harland (John H.) Co.	2,700	97,713
	Harsco Corp.	200	15,956
	Healthcare Services Group, Inc.	2,700	49,842
	Heartland Express, Inc.	4,500	104,085
	Heico Corp.	2,100	61,782
	Heico Corp. Class A	200	5,202
*	Heidrick & Struggles International, Inc.	1,800	66,600
*	Herley Industries, Inc.	1,200	22,572
* #	Hexcel Corp.	2,900	62,408
	Honeywell International, Inc.	900	36,855
	Horizon Lines, Inc. Class A	1,200	15,360
*	Hub Group, Inc. Class A	1,900	79,230
	Hubbell, Inc.	200	9,294
*	Hudson Highland Group, Inc.	2,200	36,498
	Hughes Supply, Inc.	6,300	291,375

30

	Hunt (J.B.) Transport Services, Inc.	400	9,464
*	Huron Consulting Group, Inc.	700	19,208
*	Huttig Building Products, Inc.	1,400	12,138
	IDEX Corp.	200	9,450
*	IHS, Inc.	1,500	37,710
*	II-VI, Inc.	2,300	41,837
	IKON Office Solutions, Inc.	10,700	140,705
	Illinois Tool Works, Inc.	400	34,336
*	Infrasource Services, Inc.	1,200	21,444
*	Innovative Solutions & Support, Inc.	1,300	18,343
*	Insituform Technologies, Inc. Class A	2,700	72,657
*	Interline Brands, Inc.	1,100	25,575
	International Aluminum Corp.	200	7,900
*	International Shipholding Corp.	200	3,118
	Interpool, Inc.	600	11,772
* #	Ionatron, Inc.	2,400	27,504
*	Jacuzzi Brands, Inc.	7,000	68,460
	JLG Industries, Inc.	1,500	88,485
*	Kadant, Inc.	1,300	24,557
	Kaman Corp. Class A	2,100	47,691
*	Kansas City Southern	7,600	176,092
	Kaydon Corp.	2,800	100,800
	Kelly Services, Inc. Class A	1,700	45,883
	Kennametal, Inc.	3,600	210,528
*	Key Technology, Inc.	400	4,556
*	Kforce, Inc.	3,200	38,752
*	Kirby Corp.	2,100	128,730
	Knight Transportation, Inc.	5,500	108,845
	Knoll, Inc.	1,100	21,901
*	Korn/Ferry International	3,400	71,570
*	KVH Industries, Inc.	400	4,200
	L-3 Communications Holdings, Inc.	600	49,866
*	LaBarge, Inc.	1,000	16,740
*	Labor Ready, Inc.	5,100	125,307
	Lawson Products, Inc.	400	14,156
*	Layne Christensen Co.	900	25,101
*	Learning Tree International, Inc.	800	9,368
*	LECG Corp.	1,500	24,255
	Lennox International, Inc.	4,400	141,460
	Lincoln Electric Holdings, Inc.	3,200	147,712
	Lindsay Manufacturer Co.	1,100	26,950
	LSI Industries, Inc.	1,800	27,972
*	M&F Worldwide Corp.	1,000	16,500
*	Mac-Gray Corp.	800	9,600
*	Magnetek, Inc.	1,700	6,800
*	MAIR Holdings, Inc.	1,400	7,154
	Manpower, Inc.	600	32,184
*	Marten Transport, Ltd.	1,500	35,085
	Masco Corp.	600	18,714
	McGrath Rentcorp.	2,000	55,040
* #	Medis Technologies, Ltd.	1,600	30,400
*	Mesa Air Group, Inc.	2,600	29,692
	Met-Pro Corp.	300	4,074
*	Middleby Corp.	500	47,350
*	Midwest Air Group, Inc.	1,300	6,968

31

	Mine Safety Appliances Co.	2,700	107,595
*	Misonix, Inc.	100	588
*	Mobile Mini, Inc.	1,400	76,272
*	Moog, Inc. Class A	3,200	107,392
*	MTC Technologies, Inc.	900	24,831
	Mueller Industries, Inc.	3,600	118,836
	NACCO Industries, Inc. Class A	500	69,400
*	Navigant Consulting, Inc.	4,500	87,705
*	NCI Building Systems, Inc.	2,000	115,360
*	NCO Group, Inc.	3,100	69,657
	Nordson Corp.	2,300	114,816
	Norfolk Southern Corp.	3,100	158,658
	Northrop Grumman Corp.	2,700	173,070
*	NuCo2, Inc.	900	26,955
*	Odyssey Marine Exploration, Inc.	3,400	12,750
*	Old Dominion Freight Line, Inc.	2,600	68,536
*	Omega Flex, Inc.	300	5,436
*	Orbital Sciences Corp.	5,500	83,765
	Outlook Group Corp.	200	2,120
*	P.A.M. Transportation Services, Inc.	500	10,515
	Paccar, Inc.	200	13,974
*	Pacer International, Inc.	3,500	111,475
	Pall Corp.	300	8,826
	Parker Hannifin Corp.	300	23,451
*	Park-Ohio Holdings Corp.	400	8,288
*	Patriot Transportation Holding, Inc.	100	6,776
	Pentair, Inc.	600	24,090
*	Perini Corp.	1,700	51,663
*	PHH Corp.	5,100	145,809
*	Pico Holdings, Inc.	800	27,016
*	Pike Electric Corp.	900	17,145
*	Pinnacle Airlines Corp.	2,200	16,610
	Pitney Bowes, Inc.	400	17,096
*	Plug Power, Inc.	5,200	26,468
*	Powell Industries, Inc.	700	15,785
*	Power-One, Inc.	7,200	40,824
	Preformed Line Products Co.	200	8,210
* #	PRG-Schultz International, Inc.	3,900	1,872
	Providence & Worcester Railroad Co.	300	4,878
*	Quanta Services, Inc.	11,200	153,328
*	RailAmerica, Inc.	3,700	36,630
	Raven Industries, Inc.	1,500	52,920
	Raytheon Co.	3,100	134,540
*	RBC Bearings, Inc.	900	17,757
*	RCM Technologies, Inc.	500	3,040
	Regal-Beloit Corp.	2,500	100,600
*	Republic Airways Holdings, Inc.	1,500	21,030
	Republic Services, Inc.	400	15,548
*	Resources Connection, Inc.	4,400	121,088
	Robbins & Myers, Inc.	1,100	23,078
	Rollins, Inc.	2,700	52,299
	Roper Industries, Inc.	200	9,014
*	Rush Enterprises, Inc. Class A	1,900	35,150
*	Rush Enterprises, Inc. Class B	100	1,727
	Ryder System, Inc.	1,900	84,246

32

	Schawk, Inc.	1,200	29,820
*	School Specialty, Inc.	2,200	76,736
*	SCS Transportation, Inc.	1,400	37,842
*	Sequa Corp. Class A	600	50,946
*	Shaw Group, Inc.	7,400	246,790
	Simpson Manufacturing Co., Inc.	1,800	70,362
*	Sirva, Inc.	2,500	20,000
*	Sitel Corp.	1,100	3,982
	Skywest, Inc.	5,500	159,335
	Smith (A.O.) Corp.	1,600	74,080
*	SOURCECORP, Inc.	1,400	35,840
	Southwest Airlines Co.	6,000	100,620
*	Spherion Corp.	5,800	57,884
	SPX Corp.	2,000	98,500
	Standard Register Co.	1,700	27,914
	Standex International Corp.	1,200	38,244
	Starrett (L.S.) Co. Class A	300	4,350
	Steelcase, Inc. Class A	1,000	17,000
	Stewart & Stevenson Services, Inc.	2,900	99,905
	Sun Hydraulics, Inc.	700	15,918
	Supreme Industries, Inc.	600	4,488
*	Swift Transportation Co., Inc.	2,200	52,448
	Sypris Solutions, Inc.	700	7,259
*	TAL International Group, Inc.	1,100	23,474
*	Taleo Corp. Class A	100	1,381
	Technology Research Corp.	100	781
	Tecumseh Products Co. Class A	1,600	36,176
*	Teledyne Technologies, Inc.	3,200	106,016
	Teleflex, Inc.	700	45,255
*	TeleTech Holdings, Inc.	3,500	43,225
	Tennant Co.	700	32,690
*	Tetra Tech, Inc.	5,100	90,831
	Textron, Inc.	300	26,433
*	The Advisory Board Co.	1,800	97,146
*	The Geo Group, Inc.	900	20,340
	The Manitowoc Co., Inc.	1,200	92,484
*	Thomas & Betts Corp.	200	9,840
	Timken Co.	2,300	65,964
	Titan International, Inc.	1,300	22,542
*	TRC Companies, Inc.	1,000	11,070
	Tredegar Industries, Inc.	2,800	46,200
* #	Trex Co., Inc.	1,200	31,188
	Trinity Industries, Inc.	3,800	201,400
*	Triumph Group, Inc.	1,500	62,775
* #	TRM Corp.	1,000	9,000
* #	TurboChef Technologies, Inc.	1,200	15,960
*	U.S. Xpress Enterprises, Inc. Class A	800	13,648
	UAP Holding Corp.	3,100	67,456
*	Ultralife Batteries, Inc.	1,400	17,430
	Union Pacific Corp.	2,000	177,100
	United Industrial Corp.	1,000	51,660
*	United Rentals, Inc.	6,300	205,380
*	United Stationers, Inc.	3,100	153,450
	Universal Forest Products, Inc.	1,600	98,928
*	Universal Truckload Services, Inc.	500	12,340

33

*	URS Corp.	3,900	170,001
*	USA Truck, Inc.	600	17,658
* #	Valence Technology, Inc.	4,800	11,040
	Valley National Gases, Inc.	200	4,330
	Valmont Industries, Inc.	1,600	58,192
	Viad Corp.	2,100	67,221
	Vicor Corp.	1,900	37,791
*	Volt Information Sciences, Inc.	800	19,144
	W.W. Grainger, Inc.	200	14,808
	Wabash National Corp.	2,900	57,913
	Wabtec Corp.	4,500	148,635
	Walter Industries, Inc.	1,100	72,413
	Washington Group International, Inc.	2,400	140,088
*	Waste Connections, Inc.	4,400	161,216
	Waste Industries USA, Inc.	601	9,315
	Waste Management, Inc.	800	26,608
*	Waste Services, Inc.	5,900	20,178
*	Water Pik Technologies, Inc.	1,100	30,305
	Watsco, Inc. Class A	1,000	69,620
	Watson Wyatt & Co. Holdings	4,100	125,296
	Watts Water Technologies, Inc.	2,400	85,872
	Werner Enterprises, Inc.	4,900	95,207
* #	WESCO International, Inc.	1,300	74,516
*	West Corp.	200	8,706
*	Williams Scotsman International, Inc.	1,500	33,495
	Woodward Governor Co.	2,700	86,805
*	World Air Holdings, Inc.	2,200	19,074
* #	YRC Worldwide, Inc.	1,800	86,112
Total Industrials			21,168,455

Health Care — (9.7%)
*	Aastrom Biosciences, Inc.	9,400	16,074
*	Abaxis, Inc.	1,700	37,383
* #	Abgenix, Inc.	2,700	60,048
*	Abiomed, Inc.	1,600	16,640
*	Acadia Pharmaceuticals, Inc.	1,600	23,952
*	Acusphere, Inc.	1,100	6,413
*	Adams Respiratory Therapeutics, Inc.	800	30,008
*	Adeza Biomedical Corp.	500	11,100
*	Adolor Corp.	2,900	79,663
*	Advanced Medical Optics, Inc.	1,000	44,480
	Aetna, Inc.	800	40,800
*	Air Methods Corp.	500	11,855
*	Albany Molecular Research, Inc.	2,300	23,207
* #	Alexion Pharmaceuticals, Inc.	1,900	71,402
*	Align Technology, Inc.	5,500	44,880
*	Alkermes, Inc.	2,900	73,689
*	Alliance Imaging, Inc.	1,100	6,468
*	Allied Healthcare International, Inc.	2,800	13,552
*	Allied Healthcare Products, Inc.	400	2,248
*	Allion Healthcare, Inc.	400	6,620
* #	Allscripts Healthcare Solutions, Inc.	2,700	50,625
	Alpharma, Inc. Class A	3,800	114,950
* #	Amedisys, Inc.	1,500	48,270
*	America Services Group, Inc.	1,000	18,050

34

*	American Dental Partners, Inc.	1,100	14,333
*	American Medical Systems Holdings, Inc.	6,400	138,688
*	American Retirement Corp.	2,400	64,608
	AmerisourceBergen Corp.	1,400	64,386
*	AMICAS, Inc.	4,300	21,113
*	AMN Healthcare Services, Inc.	1,000	20,740
*	Amsurg Corp.	2,900	63,539
* #	Amylin Pharmaceuticals, Inc.	2,700	117,126
	Analogic Corp.	1,300	70,135
*	Andrx Corp.	6,800	133,280
*	AngioDynamics, Inc.	200	5,022
* #	Antigenics, Inc.	2,500	15,275
	Applera Corp. – Applied Biosystems Group	200	5,654
*	Applera Corp. – Celera Genomics Group	7,200	82,728
*	Apria Healthcare Group, Inc.	4,700	108,053
*	Arena Pharmaceuticals, Inc.	3,300	58,443
*	Ariad Pharmaceuticals, Inc.	6,000	40,260
*	Arqule, Inc.	3,000	16,140
*	Array BioPharma, Inc.	2,900	26,245
	Arrow International, Inc.	2,100	64,974
*	Arthrocare Corp.	1,800	81,306
*	Aspect Medical Systems, Inc.	1,600	42,864
* #	AtheroGenics, Inc.	3,500	56,420
*	ATS Medical, Inc.	1,200	3,300
*	AVANIR Pharmaceuticals Class A	2,675	45,849
*	Avigen, Inc.	1,200	6,840
*	Barrier Therapeutics, Inc.	1,400	14,154
	Bausch & Lomb, Inc.	200	13,842
*	Bentley Pharmaceuticals, Inc.	1,600	28,512
*	Beverly Enterprises, Inc.	10,200	126,072
*	Bioenvision, Inc.	3,700	31,154
*	Biogen Idec, Inc.	1,200	56,700
*	BioMarin Pharmaceutical, Inc.	5,700	74,556
*	Bio-Rad Laboratories, Inc. Class A	1,700	97,427
*	Bio-Reference Laboratories, Inc.	700	12,047
*	BioScrip, Inc.	3,500	25,095
*	Biosite, Inc.	1,700	91,936
*	Bioveris Corp.	800	3,448
* #	Bradley Pharmaceuticals, Inc.	900	10,620
*	Brookdale Senior Living, Inc.	900	29,799
*	Bruker BioSciences Corp.	3,100	13,857
*	Caliper Life Sciences, Inc.	2,700	17,901
	Cambrex Corp.	2,400	44,448
*	Candela Corp.	2,000	38,300
*	Cantel Medical Corp.	1,000	17,120
*	Caraco Pharmaceutical Laboratories, Ltd.	900	11,322
	Cardinal Health, Inc.	500	36,300
* #	Caremark Rx, Inc.	600	29,850
* #	Cell Genesys, Inc.	3,900	27,456
* #	Cell Therapeutics, Inc.	5,300	10,229
*	Centene Corp.	3,900	106,665
*	Cepheid, Inc.	3,800	34,808
*	Charles River Laboratories International, Inc.	1,100	53,185
	Chemed Corp.	2,400	133,056
*	Cholestech Corp.	425	4,913

35

	Cigna Corp.	200	24,550
	CNS, Inc.	1,400	29,106
*	Coley Pharmaceutical Group, Inc.	700	10,500
*	Community Health Systems, Inc.	1,600	60,672
	Computer Programs & Systems, Inc.	700	32,172
*	Conmed Corp.	2,900	56,144
*	Connetics Corp.	3,100	49,228
*	Conor Medsystems, Inc.	800	20,600
*	Corgentech, Inc.	200	1,760
*	Corvel Corp.	600	11,700
*	Cotherix, Inc.	1,500	17,280
*	Critical Therapeutics, Inc.	1,700	9,248
*	Cross Country Healthcare, Inc.	3,000	54,930
*	Cubist Pharmaceuticals, Inc.	3,700	81,807
*	CuraGen Corp.	4,400	21,956
*	Curis, Inc.	4,300	10,750
*	CV Therapeutics, Inc.	3,300	88,803
*	Cyberonics, Inc.	2,100	57,057
*	Cypress Bioscience, Inc.	3,100	18,538
	Datascope Corp.	1,200	45,780
*	deCode genetics, Inc.	4,700	44,274
*	Dendreon Corp.	6,200	30,194
*	Dendrite International, Inc.	4,200	55,860
*	Dexcom, Inc.	600	10,470
	Diagnostic Products Corp.	2,200	101,530
*	Digene Corp.	1,400	58,044
*	Dionex Corp.	1,900	104,253
*	Discovery Laboratories, Inc.	5,200	39,468
*	Diversa Corp.	2,000	15,820
*	DJ Orthopedics, Inc.	2,200	76,736
*	DOV Pharmaceutical, Inc.	2,100	40,425
* #	Durect Corp.	3,600	20,484
*	DUSA Pharmaceuticals, Inc.	1,400	10,150
*	Eclipsys Corp.	3,400	87,448
*	Emageon, Inc.	1,300	22,815
*	Encore Medical Corp.	4,200	25,032
*	Encysive Pharmaceuticals, Inc.	5,000	45,500
*	Enzo Biochem, Inc.	2,700	35,559
*	Enzon Pharmaceuticals, Inc.	4,200	28,392
*	EPIX Pharmaceuticals, Inc.	2,100	9,135
*	eResearch Technology, Inc.	4,000	58,840
*	ev3, Inc.	1,381	23,007
*	Exact Sciences Corp.	1,000	2,570
*	Exelixis, Inc.	5,800	62,988
*	First Horizon Pharmaceutical Corp.	2,800	57,456
* #	Fisher Scientific International, Inc.	800	54,528
*	Five Star Quality Care, Inc.	900	7,470
*	Foxhollow Technologies, Inc.	1,400	37,184
*	Genesis HealthCare Corp.	1,900	75,525
*	Genitope Corp.	2,200	20,042
*	Gentiva Health Services, Inc.	2,400	39,984
*	Genzyme Corp.	300	20,802
* #	Geron Corp.	6,300	56,448
*	Greatbatch, Inc.	2,100	46,431
*	GTx, Inc.	1,000	10,820

36

*	Haemonetics Corp.	2,500	129,500
*	Harvard Bioscience, Inc.	100	499
	Health Management Associates, Inc.	800	17,032
*	HealthExtras, Inc.	1,900	58,824
*	HealthTronics, Inc.	3,000	21,810
*	Healthways, Inc.	2,100	91,455
	Hillenbrand Indutries, Inc.	200	10,168
*	Hi-Tech Pharmacal Co., Inc.	600	14,784
*	HMS Holdings Corp.	1,000	8,600
*	Hologic, Inc.	1,400	66,962
	Hooper Holmes, Inc.	6,000	17,040
*	Horizon Health Corp.	900	20,763
*	Human Genome Sciences, Inc.	12,700	159,004
*	ICOS Corp.	4,100	98,933
*	ICU Medical, Inc.	1,400	49,140
*	Idenix Pharmaceuticals, Inc.	1,200	24,564
*	I-Flow Corp.	1,800	24,714
*	Illumina, Inc.	2,900	73,747
*	Immucor, Inc.	3,300	98,406
*	Immunicon Corp.	700	2,219
*	ImmunoGen, Inc.	4,200	19,194
*	Implant Sciences Corp.	500	2,090
*	Incyte Corp.	7,200	42,336
*	Inspire Pharmaceuticals, Inc.	4,300	21,715
*	Integra LifeSciences Holdings	1,900	75,696
*	IntegraMed America, Inc.	200	2,206
*	Intermagnetics General Corp.	4,050	119,151
* #	InterMune, Inc.	2,400	45,744
*	IntraLase Corp.	1,200	22,236
* #	Introgen Therapeutics, Inc.	1,900	11,267
* #	Intuitive Surgical, Inc.	1,200	108,240
	Invacare Corp.	2,800	87,668
*	Inverness Medical Innovations, Inc.	2,000	52,980
*	Invitrogen Corp.	1,000	70,930
*	Iridex Corp.	300	2,475
*	IRIS International, Inc.	1,600	36,368
*	Isis Pharmaceuticals, Inc.	6,000	48,240
*	Ista Pharmaceuticals, Inc.	1,000	6,120
* #	I-Trax, Inc.	1,700	5,712
*	K&F Industries Holdings, Inc.	1,700	26,316
*	Kensey Nash Corp.	900	22,032
*	Keryx Biopharmaceuticals, Inc.	2,600	44,356
*	Kindred Healthcare, Inc.	2,800	60,536
*	K-V Pharmaceutical Co. Class A	3,400	78,098
*	Kyphon, Inc.	2,700	96,417
*	Laboratory Corp. of America Holdings	300	17,433
* #	Laserscope, Inc.	1,900	41,553
	LCA-Vision, Inc.	1,400	61,040
*	Lexicon Genetics, Inc.	5,500	22,550
*	LHC Group, Inc.	500	8,105
*	Lifecell Corp.	2,700	59,562
*	Lifecore Biomedical, Inc.	572	7,482
*	Lifeline Systems, Inc.	1,200	57,216
* #	LifePoint Hospitals, Inc.	800	24,848
*	Lincare Holdings, Inc.	200	8,180

37

*	Luminex Corp.	2,300	32,200
*	Magellan Health Services, Inc.	2,500	95,475
* #	Mannkind Corp.	2,600	44,954
* #	Marshall Edwards, Inc.	600	3,750
* #	Martek Biosciences Corp.	3,000	102,240
*	Matria Healthcare, Inc.	2,000	86,540
*	Maxygen, Inc.	2,600	20,228
	McKesson Corp.	300	16,239
*	Medarex, Inc.	7,600	112,176
*	MedCath Corp.	700	16,044
*	Medco Health Solutions, Inc.	1,100	61,292
*	Medical Staffing Network Holdings, Inc.	1,800	9,252
	Medicis Pharmaceutical Corp. Class A	5,100	145,044
*	MEDTOX Scientific, Inc.	500	4,175
	Mentor Corp.	1,000	43,040
*	Merge Technologies, Inc.	1,600	30,928
	Meridian Bioscience, Inc.	1,700	37,893
*	Merit Medical Systems, Inc.	2,700	38,475
*	MGI Pharma, Inc.	4,700	82,861
*	Microtek Medical Holdings, Inc.	1,300	4,576
*	Millennium Pharmaceuticals, Inc.	1,500	15,720
*	Molecular Devices Corp.	1,700	54,111
*	Molina Healthcare, Inc.	1,100	31,251
*	Momenta Pharmaceuticals, Inc.	1,000	23,840
*	Monogram Biosciences, Inc.	11,100	22,089
*	MWI Veterinary Supply, Inc.	400	12,140
*	Myogen, Inc.	2,000	75,800
*	Myriad Genetics, Inc.	3,000	77,040
*	Nabi Biopharmaceuticals	6,000	24,660
*	Nanogen, Inc.	3,900	9,828
*	Nastech Pharmaceutical Co., Inc.	1,600	33,568
*	National Dentex Corp.	400	8,000
	National Healthcare Corp.	600	24,330
* #	Nektar Therapeutics	3,100	64,821
*	Neopharm, Inc.	1,600	16,192
*	Neurocrine Biosciences, Inc.	1,100	72,171
*	Neurogen Corp.	1,800	12,132
*	Neurometric, Inc.	600	21,552
*	New River Pharmaceuticals, Inc.	1,200	36,696
* #	NitroMed, Inc.	1,500	17,625
* #	Northfield Laboratories, Inc.	2,200	23,034
*	Noven Pharmaceuticals, Inc.	2,400	36,168
*	NPS Pharmaceuticals, Inc.	3,900	59,826
*	Nutraceutical International Corp.	400	5,748
*	NuVasive, Inc.	1,600	29,584
*	Nuvelo, Inc.	4,100	70,274
	NWH, Inc.	200	2,490
* #	Occulogix, Inc.	1,000	3,640
*	Odyssey Healthcare, Inc.	3,400	63,988
	Omnicare, Inc.	700	42,595
*	Onyx Pharmaceuticals, Inc.	3,000	85,500
	Option Care, Inc.	2,300	32,246
*	OraSure Technologies, Inc.	4,400	41,888
*	Orchid Cellmark, Inc.	2,200	14,718
*	Orthologic Corp.	1,900	11,001

38

	Owens & Minor, Inc.	3,700	117,993
* #	Pain Therapeutics, Inc.	2,700	29,133
*	PainCare Holdings, Inc.	4,000	12,240
*	Palomar Medical Technologies, Inc.	1,600	51,120
*	Par Pharmaceutical Companies, Inc.	3,300	98,142
*	Parexel International Corp.	2,500	64,050
*	PDI, Inc.	800	7,768
*	Pediatric Services of America, Inc.	600	7,638
*	Pediatrix Medical Group, Inc.	1,700	160,446
*	Penwest Pharmaceuticals Co.	1,900	44,175
	PerkinElmer, Inc.	2,300	54,717
	Perrigo Co.	8,100	128,709
*	Per-Se Technologies, Inc.	2,443	61,710
	Pfizer, Inc.	14,600	382,374
*	Pharmacopia Drug Discovery, Inc.	800	3,864
*	Pharmacyclics, Inc.	800	3,800
*	Pharmion Corp.	2,400	39,648
*	Phase Forward, Inc.	2,400	23,856
	PolyMedica Corp.	2,300	93,012
*	Pozen, Inc.	2,200	38,236
*	PRA International	1,200	31,620
*	PRAECIS Pharmaceuticals, Inc.	600	3,576
*	Progenics Pharmaceuticals, Inc.	1,900	56,050
*	Providence Service Corp.	900	27,747
*	PSS World Medical, Inc.	6,100	105,408
*	Psychiatric Solutions, Inc.	4,800	158,544
	Quest Diagnostics, Inc.	200	10,574
*	Radiation Therapy Services, Inc.	1,100	31,229
*	Regeneration Technologies, Inc.	1,500	11,025
*	Regeneron Pharmaceuticals, Inc.	3,300	54,021
*	RehabCare Group, Inc.	1,600	32,288
* #	Renovis, Inc.	2,200	47,652
*	Res-Care, Inc.	1,800	32,922
*	Retractable Technologies, Inc.	500	1,990
*	Rigel Pharmaceuticals, Inc.	2,300	21,850
*	Rita Medical Systems, Inc.	2,900	10,846
*	Salix Pharmaceuticals, Ltd.	4,400	69,344
*	Savient Pharmaceuticals, Inc.	5,300	27,401
*	Schein (Henry), Inc.	200	9,330
*	SciClone Pharmaceuticals, Inc.	2,000	4,700
*	Seattle Genetics, Inc.	2,600	13,728
*	SeraCare Life Sciences, Inc.	400	4,484
*	Serologicals Corp.	3,400	82,246
* #	SFBC International, Inc.	1,800	42,480
*	Somanetics Corp.	1,000	25,320
*	Sonic Innovations, Inc.	600	2,592
*	SonoSite, Inc.	1,500	60,540
*	StemCells, Inc.	6,000	21,780
*	Stereotaxis, Inc.	1,200	15,876
	Steris Corp.	6,500	161,005
	Stratagene Corp.	800	8,376
*	Sunrise Senior Living, Inc.	3,100	109,926
*	SuperGen, Inc.	4,900	24,941
* #	SurModics, Inc.	1,500	58,140
*	Sybron Dental Specialties, Inc.	2,200	84,172

39

*	Symbion, Inc.	1,700	40,086
*	Symmetry Medical, Inc.	800	16,576
*	Synovis Life Technologies, Inc.	800	7,552
*	Tanox, Inc.	2,200	41,976
*	Telik, Inc.	5,000	110,600
*	Tenet Healthcare Corp.	300	2,367
*	Tercica, Inc.	1,500	11,565
*	The Medicines Co.	3,600	73,404
*	Theragenics Corp.	1,500	5,070
*	Thermo Electron Corp.	1,100	38,082
*	ThermoGenesis Corp.	3,900	15,561
*	Thoratec Corp.	4,700	94,564
*	Threshold Pharmaceuticals, Inc.	500	7,525
* #	Triad Hospitals, Inc.	1,600	68,896
*	Trimeris, Inc.	1,500	18,810
*	TriPath Imaging, Inc.	3,200	20,704
*	Tripos, Inc.	300	945
*	TriZetto Group, Inc.	3,700	62,012
*	U.S. Physical Therapy, Inc.	1,100	21,175
*	United Surgical Partners International, Inc.	4,000	140,600
*	United Therapeutics Corp.	1,700	104,788
*	Urologix, Inc.	1,000	3,750
*	Varian, Inc.	3,000	119,700
*	Ventana Medical Systems, Inc.	2,800	101,556
*	Ventiv Health, Inc.	2,400	66,864
*	Vertex Pharmaceuticals, Inc.	3,100	134,044
*	ViaCell, Inc.	900	4,689
*	Viasys Healthcare, Inc.	2,900	84,622
*	Vical, Inc.	1,300	6,123
*	VistaCare, Inc.	1,200	16,260
*	Vital Images, Inc.	1,200	39,840
	Vital Signs, Inc.	600	30,636
*	Vnus Medical Technologies	400	3,420
*	Watson Pharmaceuticals, Inc.	3,400	101,932
*	WebMD Health Corp. Class A	300	11,148
*	WellCare Health Plans, Inc.	1,800	70,110
*	WellPoint, Inc.	2,400	184,296
	West Pharmaceutical Services, Inc.	3,000	96,870
*	Wright Medical Group, Inc.	2,600	50,258
*	Xenoport, Inc.	500	9,610
	Young Innovations, Inc.	400	13,480
*	Zoll Medical Corp.	900	23,625
*	Zymogenetics, Inc.	2,900	64,206
Total Health Care			15,146,890

Energy — (6.0%)
	Adams Resources & Energy, Inc.	200	5,258
	Alon USA Energy, Inc.	800	15,560
* #	Alpha Natural Resources, Inc.	2,800	59,836
	Amerada Hess Corp.	300	41,493
	Anadarko Petroleum Corp.	1,650	163,614
	Apache Corp.	1,200	80,304
*	Atlas America, Inc.	1,000	66,990
*	ATP Oil & Gas Corp.	1,800	67,050
*	Atwood Oceanics, Inc.	1,200	108,216

40

	Berry Petroleum Corp. Class A	1,700	114,835
*	Bill Barret Corp.	1,200	39,744
*	Bois d’Arc Energy, Inc.	1,300	19,500
*	Brigham Exploration Co.	2,500	21,425
*	Bristow Group, Inc.	2,100	62,706
*	Bronco Drilling Co., Inc.	500	12,105
	Cabot Oil & Gas Corp.	3,800	171,988
*	Cal Dive International, Inc.	3,100	109,151
*	Callon Petroleum Co.	1,400	24,752
	CARBO Ceramics, Inc.	1,800	98,550
*	Carrizo Oil & Gas, Inc.	1,900	44,251
	Castle Energy Corp.	500	11,225
*	Cheniere Energy, Inc.	1,400	55,510
	Chesapeake Energy Corp.	1,400	41,566
	Chevron Corp.	8,800	497,024
	Cimarex Energy Co.	7,700	328,482
*	Clayton Williams Energy, Inc.	500	21,735
*	Comstock Resources, Inc.	3,900	109,590
	ConocoPhillips	10,400	633,984
	Crosstex Energy, Inc.	600	47,742
*	Dawson Geophysical Co.	250	6,667
* #	Delta Petroleum Corp.	3,000	58,530
*	Dril-Quip, Inc.	700	35,560
*	Edge Petroleum Corp.	1,700	47,498
*	Encore Acquisition Co.	4,600	140,944
*	Endeavour International Corp.	5,300	16,324
*	Energy Partners, Ltd.	3,200	73,568
	ENSCO International, Inc.	300	13,407
	EOG Resources, Inc.	300	20,220
	Exxon Mobil Corp.	6,700	397,779
*	Forest Oil Corp.	1,200	59,580
	Foundation Coal Holdings, Inc.	2,200	88,000
#	Frontier Oil Corp.	2,400	111,000
*	FX Energy, Inc.	3,500	19,355
*	Gasco Energy, Inc.	6,300	35,973
*	Giant Industries, Inc.	1,400	81,480
*	Global Industry, Ltd.	8,100	102,951
*	Goodrich Petroleum Corp.	900	21,762
*	Grey Wolf, Inc.	18,100	125,614
	Gulf Island Fabrication, Inc.	1,000	22,730
*	Gulfmark Offshore, Inc.	1,400	38,388
*	Hanover Compressor Co.	8,700	132,936
*	Harvest Natural Resources, Inc.	3,700	33,337
	Helmerich & Payne, Inc.	200	13,154
* #	Hercules Offshore, Inc.	900	27,360
	Holly Corp.	1,900	113,430
*	Hornbeck Offshore Services, Inc.	1,800	57,888
*	Houston Exploration Co.	2,800	161,952
*	Hydril Co.	800	53,872
*	Infinity, Inc.	700	6,020
*	Input/Output, Inc.	6,800	51,408
*	James River Coal Co.	1,300	46,995
*	KCS Energy, Inc.	4,600	108,560
* #	KFX, Inc.	4,200	87,696
*	Lone Star Technologies, Inc.	2,800	139,160

41

	Lufkin Industries, Inc.	1,400	72,464
	Marathon Oil Corp.	1,100	77,660
	Maritrans, Inc.	800	18,208
	MarkWest Hydrocarbon, Inc.	600	13,728
*	Maverick Tube Corp.	4,000	186,120
*	McMoran Exploration Co.	2,000	35,380
*	Meridian Resource Corp.	7,800	33,072
#	Murphy Oil Corp.	800	37,496
*	National-Oilwell, Inc.	200	12,176
*	Newfield Exploration Co.	800	30,920
*	Newpark Resources, Inc.	8,300	61,918
*	NGP Capital Resources Co.	1,500	20,940
	Noble Energy, Inc.	800	33,632
*	NS Group, Inc.	2,100	85,659
	Occidental Petroleum Corp.	1,200	109,848
*	Oceaneering International, Inc.	2,400	132,336
*	Oil States International, Inc.	3,800	131,214
	Overseas Shipholding Group, Inc.	400	20,228
* #	Pacific Ethanol, Inc.	100	1,880
*	Parallel Petroleum Corp.	3,300	56,133
*	Parker Drilling Co.	9,300	86,025
	Patterson-UTI Energy, Inc.	400	11,020
	Penn Virginia Corp.	1,800	111,330
*	Petrohawk Energy Corp.	5,100	64,413
*	Petroleum Development Corp.	1,600	68,816
*	Pioneer Drilling Co.	1,700	24,463
	Pioneer Natural Resources Co.	700	29,463
	Pogo Producing Co.	2,200	109,692
*	PwtroQuest Energy, Inc.	4,000	37,400
*	Remington Oil & Gas Corp.	2,300	96,370
	Resource America, Inc.	1,500	24,630
#	Rowan Companies, Inc.	100	4,025
	RPC, Inc.	2,200	46,618
*	SEACOR Holdings, Inc.	1,700	124,049
	St. Mary Land & Exploration Co.	3,500	134,365
*	Stone Energy Corp.	2,300	95,220
*	Superior Energy Services, Inc.	4,600	119,600
*	Superior Well Services, Inc.	600	14,730
*	Swift Energy Corp.	2,700	104,652
* #	Syntroleum Corp.	3,700	32,634
	Tesoro Petroleum Corp.	400	24,164
*	TETRA Technologies, Inc.	3,300	124,080
*	Todco Class A	3,800	127,376
* #	Toreador Resources Corp.	1,600	47,952
*	TransMontaigne, Inc.	4,200	31,668
* #	Tri-Valley Corp.	2,100	17,304
*	Union Drilling, Inc.	600	7,530
*	Unit Corp.	300	15,951
*	Universal Compression Holdings, Inc.	1,700	74,375
	USEC, Inc.	7,900	98,276
	Valero Energy Corp.	1,900	102,201
*	Veritas DGC, Inc.	3,300	139,029
	W&T Offshore, Inc.	1,100	42,801
*	Warren Resources, Inc.	2,000	29,260
*	W-H Energy Services, Inc.	2,700	106,650

42

*	Whiting Petroleum Corp.	3,400	138,040
	World Fuel Services Corp.	2,600	78,780
	XTO Energy, Inc.	300	12,567
Total Energy			9,353,815

Materials — (5.1%)
	Air Products & Chemicals, Inc.	200	12,832
	Airgas, Inc.	1,100	40,029
*	AK Steel Holding Corp.	10,800	119,880
	Albemarle Corp.	700	29,715
	Alcoa, Inc.	6,500	190,580
*	Aleris International, Inc.	2,900	124,207
	AMCOL International Corp.	2,100	57,981
	American Vanguard Corp.	1,000	28,710
	Aptargroup, Inc.	500	26,525
	Arch Chemicals, Inc.	2,200	62,084
	Ashland, Inc.	2,300	150,121
	Balchem Corp.	1,050	22,544
	Bemis Co., Inc.	1,600	47,968
#	Bowater, Inc.	5,200	135,304
*	Brush Engineered Materials, Inc.	1,700	29,597
*	Buckeye Technologies, Inc.	2,600	22,906
	Cabot Corp.	900	33,318
	Calgon Carbon Corp.	3,200	24,896
*	Caraustar Industries, Inc.	2,500	25,425
	Carpenter Technology Corp.	2,300	192,257
	Castle (A.M.) & Co.	900	25,488
*	Century Aluminum Co.	2,200	78,298
*	CF Industries Holdings, Inc.	3,200	56,384
*	Chaparral Steel Co.	2,100	96,201
	Chemtura Corp.	1,400	15,512
	Chesapeake Corp.	1,900	25,061
	Cleveland-Cliffs, Inc.	2,000	172,100
*	Coeur d’Alene Mines Corp.	23,000	127,420
	Commercial Metals Co.	5,600	253,624
	Compass Minerals International, Inc.	1,800	44,910
*	Core Molding Technologies, Inc.	300	2,388
	Cytec Industries, Inc.	1,400	74,676
	Deltic Timber Corp.	1,000	52,260
	Dow Chemical Co.	1,500	64,545
	DuPont (E.I.) de Nemours & Co., Inc.	1,300	52,312
	Eagle Materials, Inc.	1,200	64,956
	Eastman Chemical Co.	600	29,598
	Ferro Corp.	3,800	76,304
*	FMC Corp.	600	36,486
	Friedman Industries, Inc.	500	3,820
	Georgia Gulf Corp.	3,300	94,710
	Gibraltar Industries, Inc.	2,300	58,673
	Glatfelter (P.H.) Co.	4,100	67,404
*	Graphic Packaging Corp.	5,600	14,560
	Greif, Inc. Class A	1,500	86,865
	H.B. Fuller Co.	2,600	105,560
* #	Headwaters, Inc.	3,800	141,056
*	Hecla Mining Co.	11,600	57,768
*	Hercules, Inc.	6,600	78,210

43

	Innospec, Inc.	1,200	27,960
	International Paper Co.	3,700	121,249
	Kronos Worldwide, Inc.	300	8,730
#	LaFarge North America, Inc.	1,400	116,018
*	Landec Corp.	600	4,350
*	Lesco, Inc.	172	2,795
	Louisiana-Pacific Corp.	3,200	90,976
	Lubrizol Corp.	2,100	90,846
	Lyondell Chemical Co.	6,600	138,072
	MacDermid, Inc.	2,900	85,318
	Martin Marietta Materials, Inc.	200	19,500
*	Material Sciences Corp.	1,100	14,311
	MeadWestavco Corp.	4,900	136,318
*	Mercer International, Inc.	2,400	21,912
	Metal Management, Inc.	2,000	56,420
	Minerals Technologies, Inc.	2,000	107,060
	Myers Industries, Inc.	2,600	41,600
	Neenah Paper, Inc.	1,300	39,793
*	NewMarket Corp.	1,500	51,705
	Newmont Mining Corp.	400	21,168
	NL Industries, Inc.	800	10,552
	NN, Inc.	1,700	20,978
*	Northwest Pipe Co.	400	10,588
#	Nucor Corp.	200	17,210
	Olin Corp.	6,600	138,666
*	OM Group, Inc.	2,600	55,146
*	Oregon Steel Mills, Inc.	3,300	125,004
	Packaging Corp. of America	1,600	36,496
*	Pactiv Corp.	300	6,879
	Penford Corp.	321	5,096
	Phelps Dodge Corp.	200	27,600
*	Pioneer Companies, Inc.	900	27,108
*	PolyOne Corp.	9,000	78,570
	PPG Industries, Inc.	200	12,126
	Quaker Chemical Corp.	600	11,994
	Quanex Corp.	2,400	148,968
	Reliance Steel & Aluminum Co.	2,700	222,453
	Roanoke Electric Steel Corp.	1,100	30,745
	Rock-Tenn Co. Class A	2,900	38,048
*	Rockwood Holdings, Inc.	1,700	38,930
	Rohm & Haas Co.	1,300	64,675
	Rotonics Manufacturing, Inc.	700	2,240
	Royal Gold, Inc.	1,800	56,574
	RPM International, Inc.	3,500	63,140
*	RTI International Metals, Inc.	2,000	84,100
	Ryerson Tull, Inc.	2,300	58,052
	Schnitzer Steel Industries, Inc. Class A	2,100	65,310
	Schulman (A.), Inc.	3,000	70,290
	Schweitzer-Maudoit International, Inc.	1,400	35,980
	Scotts Co. Class A	200	9,578
*	Sealed Air Corp.	200	11,376
*	Senomyx, Inc.	1,900	30,894
	Sensient Technologies Corp.	4,500	80,640
	Sigma-Aldrich Corp.	200	12,882
	Silgan Holdings, Inc.	2,100	82,782

44

*	Smurfit-Stone Container Corp.	6,900	90,528
	Spartech Corp.	3,000	72,600
	Steel Dynamics, Inc.	3,700	170,200
	Steel Technologies, Inc.	1,000	27,590
	Stepan Co.	700	18,697
*	Stillwater Mining Co.	3,900	50,739
*	Symyx Technologies, Inc.	3,100	89,900
	Temple-Inland, Inc.	800	34,136
*	Terra Industries, Inc.	9,100	64,519
	Texas Industries, Inc.	2,100	127,386
* #	Titanium Metals Corp.	2,000	82,040
	Tronox, Inc. Class A	1,700	26,010
*	U.S. Concrete, Inc.	1,000	12,530
#	United States Steel Corp.	3,600	196,200
	Valhi, Inc.	3,500	62,475
	Valspar Corp.	1,500	39,645
	Vulcan Materials Co.	200	15,800
*	W.R. Grace & Co.	6,400	64,960
	Wausau-Mosinee Paper Corp.	3,800	49,400
	Wellman, Inc.	3,100	19,468
	Westlake Chemical Corp.	1,300	44,616
	Weyerhaeuser Co.	1,800	122,922
*	Wheeling-Pittsburgh Corp.	700	11,655
	Worthington Industries, Inc.	6,400	125,440
* #	Zoltek Companies, Inc.	800	13,808
Total Materials			8,055,063

Consumer Staples — (3.2%)
#	Alberto-Culver Co. Class B	500	22,835
	Albertson’s, Inc.	9,900	251,856
	Alico, Inc.	300	13,569
	Alliance One International, Inc.	8,200	36,490
	Altria Group, Inc.	2,600	186,940
#	American Italian Pasta Co.	1,900	8,265
	Andersons, Inc.	600	33,750
	Archer-Daniels-Midland Co.	2,400	76,128
	Arden Group, Inc. Class A	100	9,085
* #	BJ’s Wholesale Club, Inc.	1,100	34,826
*	Boston Beer Co., Inc. Class A	1,000	26,730
	Calavo Growers, Inc.	400	3,956
	Cal-Maine Foods, Inc.	1,100	7,040
	Casey’s General Stores, Inc.	4,700	123,281
*	Central European Distribution Corp.	1,900	79,629
*	Central Garden & Pet Co.	1,800	97,848
*	Chattem, Inc.	1,700	66,283
	Chiquita Brands International, Inc.	4,000	68,880
	Coca-Cola Bottling Co. Consolidated	500	22,615
	Coca-Cola Enterprises, Inc.	4,400	86,460
	ConAgra, Inc.	3,000	63,090
*	Constellation Brands, Inc. Class A	1,200	31,608
	Corn Products International, Inc.	7,000	188,720
#	Costco Wholesale Corp.	600	30,768
	CVS Corp.	1,000	28,330
*	Darling International, Inc.	5,700	24,966
*	Dean Foods Co.	900	33,723

45

	Del Monte Foods Co.	6,100	66,368
	Delta & Pine Land Co.	2,000	50,620
*	Diamond Foods, Inc.	600	12,360
*	Elizabeth Arden, Inc.	2,400	58,560
	Farmer Brothers Co.	700	15,225
	Flowers Foods, Inc.	4,600	126,500
	General Mills, Inc.	500	24,625
*	Gold Kist, Inc.	5,100	67,677
*	Great Atlantic & Pacific Tea Co., Inc.	1,600	51,616
*	Green Mountain Coffee, Inc.	400	16,404
*	Hain Celestial Group, Inc.	2,600	60,684
* #	Hansen Natural Corp.	700	65,338
*	Hines Horticulture, Inc.	1,000	3,710
	Hormel Foods Corp.	300	10,329
	Ingles Market, Inc. Class A	1,000	16,510
	Inter Parfums, Inc.	500	8,750
	J & J Snack Foods Corp.	1,200	40,740
	J. M. Smucker Co.	1,800	71,136
	Kraft Foods, Inc.	3,900	117,351
	Lancaster Colony Corp.	2,500	100,350
	Lance, Inc.	2,900	63,046
	Longs Drug Stores Corp.	3,000	115,110
#	Mannatech, Inc.	1,300	17,407
*	Maui Land & Pineapple Co., Inc.	300	11,364
	MGP Ingredients, Inc.	1,100	14,663
	Molson Coors Brewing Co.	1,700	106,675
	Nash Finch Co.	1,100	34,100
	National Beverage Corp.	700	6,048
*	Natural Health Trends Corp.	300	2,712
	Nature’s Sunshine Products, Inc.	1,000	16,970
*	NBTY, Inc.	5,200	113,880
	Nu Skin Enterprises, Inc. Class A	5,500	99,440
*	Omega Protein Corp.	100	629
*	Parlux Fragrances, Inc.	600	20,754
*	Pathmark Stores, Inc.	4,800	48,288
*	Peet’s Coffee & Tea, Inc.	1,400	41,916
#	Pepsi Bottling Group, Inc.	1,600	46,976
	PepsiAmericas, Inc.	2,100	50,232
*	Performance Food Group Co.	3,500	102,795
	Pilgrim’s Pride Corp.	300	6,918
*	Playtex Products, Inc.	3,700	38,850
*	Premium Standard Farms, Inc.	1,000	15,000
*	PriceSmart, Inc.	100	800
	Ralcorp Holdings, Inc.	2,900	111,998
*	Reddy Ice Holdings, Inc.	800	16,160
*	Revlon, Inc.	13,000	43,940
#	Reynolds American, Inc.	600	63,690
	Ruddick Corp.	3,300	79,794
	Safeway, Inc.	2,300	55,913
*	San Filippo (John B.) & Son, Inc.	700	10,220
	Sanderson Farms, Inc.	1,700	39,644
*	Schiff Nutrition International, Inc.	800	4,248
*	Seneca Foods Corp. Class A	104	2,044
*	Smart & Final Food, Inc.	1,200	18,120
*	Smithfield Foods, Inc.	3,300	87,219

46

	Spartan Stores, Inc.	1,900	22,401
* #	Star Scientific, Inc.	2,800	7,476
	Supervalu, Inc.	4,300	135,880
*	The Kroger Co.	900	18,036
	The Topps Co., Inc.	3,600	29,088
	Tootsie Roll Industries, Inc.	2,400	67,824
	Tyson Foods, Inc. Class A	4,800	64,944
*	United Natural Foods, Inc.	3,800	126,388
	Universal Corp.	2,400	97,608
*	USANA Health Services, Inc.	1,000	43,150
	Vector Group, Ltd.	3,000	55,830
	WD-40 Co.	1,600	48,848
	Weis Markets, Inc.	1,400	62,524
*	Wild Oats Markets, Inc.	2,500	44,875
Total Consumer Staples			4,974,959

Telecommunication Services — (2.7%)
*	@Road, Inc.	400	2,064
	Alaska Communications Systems Group, Inc.	1,200	13,308
	Alltel Corp.	3,300	208,395
*	American Tower Corp.	500	15,915
*	Arbinet-thexchange. Inc.	800	5,088
	AT&T, Inc.	34,100	940,819
	BellSouth Corp.	13,600	429,488
*	Broadwing Corp.	6,600	59,136
	Centennial Communications Corp.	2,100	15,939
*	Cincinnati Bell, Inc.	19,000	77,710
*	Cogent Communications Group, Inc.	100	715
	Commonwealth Telephone Enterprises, Inc.	1,300	41,964
	Consolidated Communications Holdings, Inc.	900	12,816
	CT Communications, Inc.	1,600	21,184
	D&E Communications, Inc.	800	8,120
*	Dobson Communications Corp.	13,600	98,464
	FairPoint Communications, Inc.	2,800	39,396
*	General Communications, Inc. Class A	5,200	58,500
*	Golden Telecom, Inc.	2,200	65,956
*	Hungarian Telephone & Cable Corp.	400	6,240
*	IDT Corp. Class B	5,800	68,962
* #	InPhonic, Inc.	1,600	8,992
	Iowa Telecommunications Services, Inc.	2,200	38,940
*	Level 3 Communications, Inc.	26,400	89,760
*	NeuStar, Inc.	1,800	51,840
	North Pittsburgh Systems, Inc.	1,400	28,476
*	Premiere Global Services, Inc.	6,700	55,007
*	Price Communications Corp.	4,500	75,375
*	SBA Communications Corp.	2,600	58,474
	Shenandoah Telecommunications Co.	600	26,142
	Sprint Nextel Corp.	15,200	365,256
*	SunCom Wireless Holdings, Inc.	2,800	4,760
	SureWest Communications	1,300	32,864
*	Syniverse Holdings, Inc.	1,600	22,880
*	TALK America Holdings, Inc.	3,200	27,296
	Telephone & Data Systems, Inc.	800	29,920
	Telephone & Data Systems, Inc. Special Shares	1,100	39,490
*	Time Warner Telecom, Inc.	4,900	61,887

47

*	UbiquiTel, Inc.	5,300	51,781
*	United States Cellular Corp.	1,100	60,445
	USA Mobility, Inc.	2,600	74,932
	Valor Communications Group, Inc.	3,000	37,050
	Verizon Communications, Inc.	22,300	751,510
*	Wireless Facilities, Inc.	5,300	23,850
Total Telecommunication Services			4,207,106

Utilities — (1.4%)
	ALLETE, Inc.	1,900	88,673
	American States Water Co.	1,600	55,184
*	Aquila, Inc.	24,000	93,600
	Avista Corp.	3,100	60,760
	Black Hills Corp.	2,200	76,054
	California Water Service Group	1,200	52,512
	Cascade Natural Gas Corp.	1,100	21,560
	Central Vermont Public Service Corp.	1,200	25,692
	CH Energy Group, Inc.	1,000	49,100
	Cleco Corp.	3,400	76,466
	Connecticut Water Services, Inc.	800	20,288
	Duquesne Light Holdings, Inc.	5,300	91,955
*	El Paso Electric Co.	3,000	61,350
	Empire District Electric Co.	2,500	55,300
	EnergySouth, Inc.	600	17,922
	IDACORP, Inc.	2,600	85,644
	ITC Holdings Corp.	1,300	33,878
	Laclede Group, Inc.	2,000	67,380
	MGE Energy, Inc.	2,000	67,040
	Middlesex Water Co.	1,100	21,230
	New Jersey Resources Corp.	2,600	117,000
	Nicor, Inc.	1,900	81,567
	Northwest Natural Gas Co.	2,600	89,024
	NorthWestern Corp.	3,400	110,262
*	Ormat Technologies, Inc.	800	30,744
	Otter Tail Corp.	2,800	87,220
	Peoples Energy Corp.	2,500	91,775
*	Sierra Pacific Resources	5,500	78,320
	SJW Corp.	700	35,938
	South Jersey Industries, Inc.	2,600	74,360
	Southwest Gas Corp.	2,500	71,300
	Southwest Water Co.	1,900	34,333
	UIL Holdings Corp.	1,400	71,750
	Unisource Energy Corp.	2,300	69,943
	WGL Holdings, Inc.	3,300	101,640
Total Utilities			2,266,764

Real Estate Investment Trusts — (0.0%)
	Town & Country Trust	1,700	68,493

TOTAL COMMON STOCKS			146,372,106

RIGHTS/WARRANTS — (0.0%)
*	Revlon, Inc. Rights 03/17/06	13,000	780

48

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (6.6%)
Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $6,670,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $6,631,288) to be repurchased at $6,499,673	$6,499	6,498,853

Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collateralized by $2,040,000 U.S. Treasury Note 4.625%, 02/29/08, valued at $2,035,859) to be repurchased at $1,992,116	1,992	1,991,866

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $1,825,000 FHLMC Notes 4.00%, 09/22/09, valued at $1,799,906) to be repurchased at $1,773,217	1,773	1,773,000
TOTAL TEMPORARY CASH INVESTMENTS		10,263,719

TOTAL INVESTMENTS — (100.0%)
(Cost $147,886,413)##		$156,636,605

49

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

U.S. SMALL CAP PORTFOLIO

February 28, 2006

(Unaudited)

	Shares	Value †
Investments in Affiliated Investment Companies (100.0%):
Investment in The U.S. Small Cap Series of
The DFA Investment Trust Company	173,394,857	$2,942,510,723

Total Investments in Affiliated Investment Companies (Cost $2,319,396,955)##		$2,942,510,723

U.S. MICRO CAP PORTFOLIO

February 28, 2006

(Unaudited)

	Shares	Value †
Investments in Affiliated Investment Companies (100.0%):
Investment in The U.S. Micro Cap Series of
The DFA Investment Trust Company	377,593,834	$4,451,831,303

Total Investments in Affiliated Investment Companies (Cost $3,156,046,302)##		$4,451,831,303

1

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value†

COMMON STOCKS — (95.2%)
Real Estate Investment Trusts — (95.2%)
	Acadia Realty Trust	217,600	$4,771,968
	Affordable Residential Communities	283,100	2,678,126
	Agree Realty Corp.	52,900	1,651,009
*	Alexander’s, Inc.	34,500	8,193,750
	Alexandria Real Estate Equities, Inc.	155,200	13,660,704
#	AMB Property Corp.	592,100	31,766,165
	America First Apartment Investors, Inc.	43,287	616,407
	American Campus Communites, Inc.	118,650	2,989,980
	American Land Lease, Inc.	52,500	1,400,700
*	AmeriVest Properties, Inc.	166,300	764,980
	Apartment Investment & Management Co. Class A	660,400	29,262,324
#	Archstone-Smith Trust	1,462,755	69,334,587
	Arden Realty Group, Inc.	449,000	20,366,640
	Ashford Hospitality Trust	375,550	4,690,619
	Associated Estates Realty Corp.	130,100	1,464,926
#	AvalonBay Communities, Inc.	507,300	52,251,900
	Bedford Property Investors, Inc.	110,300	2,958,246
	BioMed Realty Trust, Inc.	321,800	8,907,424
	BNP Residential Properties, Inc.	65,900	1,130,185
	Boston Properties, Inc.	776,300	65,729,321
*	Boykin Lodging Co.	121,400	1,551,492
	Brandywine Realty Trust	608,253	17,864,391
#	BRE Properties, Inc. Class A	353,200	19,203,484
	Camden Property Trust	359,700	23,686,245
	CarrAmerica Realty Corp.	400,100	16,588,146
	CBL & Associates Properties, Inc.	439,800	18,735,480
	Cedar Shopping Centers, Inc.	196,700	2,991,807
	CenterPoint Properties Trust	321,600	16,031,760
	Colonial Properties Trust	309,056	14,942,858
	Commercial Net Lease Realty	368,575	8,385,081
#	Corporate Office Properties Trust	269,000	11,168,880
	Cousins Properties, Inc.	348,800	10,697,696
	Crescent Real Estate Equities, Inc.	698,200	14,697,110
#	Developers Diversified Realty Corp.	751,099	37,697,659
#	Digital Realty Trust, Inc.	186,900	5,160,309
	Duke Realty Corp.	948,400	33,288,840
	EastGroup Properties, Inc.	151,900	6,979,805
	Entertainment Properties Trust	178,500	7,380,975
	Equity Inns, Inc.	372,600	5,767,848
	Equity Lifestyle Properties, Inc.	160,900	7,673,321
	Equity Office Properties Trust	2,802,563	88,140,606
	Equity One, Inc.	518,476	11,665,710
	Equity Residential	1,988,350	90,032,488

1

	Essex Property Trust, Inc.	157,700	15,714,805
	Extra Space Storage, Inc.	370,593	5,558,895
	Federal Realty Investment Trust	363,900	25,360,191
	FelCor Lodging Trust, Inc.	415,200	8,241,720
#	First Industrial Realty Trust, Inc.	306,800	11,836,344
	First Potomac Realty Trust	138,300	4,099,212
	General Growth Properties, Inc.	1,647,400	83,012,486
	Glenborough Realty Trust, Inc.	240,000	4,644,000
#	Glimcher Realty Trust	251,900	6,720,692
	Global Signal, Inc.	473,500	21,975,135
*	Golf Trust of America, Inc.	40,300	54,405
	Government Properties Trust, Inc.	142,800	1,219,512
#	Heritage Property Investment Trust	325,700	12,493,852
	Hersha Hospitality Trust	140,500	1,330,535
	Highland Hospitality Corp.	356,000	4,385,920
	Highwood Properties, Inc.	372,800	12,060,080
	HMG Courtland Properties, Inc.	2,600	27,118
	Home Properties of New York, Inc.	219,490	10,834,026
	Hospitality Properties Trust	496,300	22,085,350
	Host Marriott Corp.	2,438,900	47,387,827
	HRPT Properties Trust	1,448,000	15,522,560
	Inland Real Estate Corp.	465,400	7,162,506
	Innkeepers USA Trust	291,900	5,117,007
	Kilroy Realty Corp.	196,700	14,717,094
#	Kimco Realty Corp.	1,568,300	56,349,019
	Kite Realty Group Trust	194,200	2,938,246
	Lasalle Hotel Properties	242,100	9,671,895
	Lexington Corporate Properties Trust	353,500	7,536,620
	Liberty Property Trust	600,000	26,868,000
	Macerich Co.	475,900	34,288,595
	Mack-Cali Realty Corp.	426,700	19,158,830
	Maguire Properties, Inc.	300,300	10,162,152
*	Malan Realty Investors, Inc.	19,100	17,954
	Maxus Realty Trust, Inc.	3,325	42,394
*	Meristar Hospitality Corp.	595,000	6,134,450
	Mid-America Apartment Communities, Inc.	147,900	8,030,970
#	Mills Corp.	382,400	15,116,272
	Mission West Properties, Inc.	125,300	1,340,710
	Monmouth Real Estate Investment Corp. Class A	129,119	1,079,435
	New Plan Excel Realty Trust	708,700	17,752,935
	One Liberty Properties, Inc.	67,100	1,359,446
	Pan Pacific Retail Properties, Inc.	276,731	19,152,553
*	Paragon Real Estate Equity & Investment Trust	10,700	535
	Parkway Properties, Inc.	96,200	4,236,648
	Pennsylvania Real Estate Investment Trust	249,681	10,087,112
*	Philips International Realty Corp.	14,400	0
	Post Properties, Inc.	273,500	12,143,400
	ProLogis	1,655,800	86,962,616
	PS Business Parks, Inc.	147,500	7,845,525
	Public Storage, Inc.	878,500	68,540,570
	Ramco-Gershenson Properties Trust	114,500	3,327,370
	Realty Income Corp.	569,100	13,117,755
#	Reckson Associates Realty Corp.	561,401	22,961,301
	Regency Centers Corp.	461,500	29,766,750
*	Roberts Realty Investors, Inc.	16,500	130,350

2

Saul Centers, Inc.	116,500	4,519,035
Senior Housing Properties Trust	488,300	8,755,219
Shurgard Storage Centers, Inc. Class A	319,000	20,457,470
Simon Property Group, Inc.	1,527,497	126,736,426
Sizeler Property Investors, Inc.	144,000	2,088,000
SL Green Realty Corp.	279,700	24,308,727
Sovran Self Storage, Inc.	116,300	6,047,600
Strategic Hotel Capital, Inc.	378,100	8,166,960
Sun Communities, Inc.	123,900	4,289,418
Sunstone Hotel Investors, Inc.	325,700	9,562,552
Supertel Hospitality, Inc.	82,000	390,238
Tanger Factory Outlet Centers, Inc.	208,900	6,747,470
Taubman Centers, Inc.	345,400	13,726,196
Town & Country Trust	116,000	4,673,640
Trizec Properties, Inc.	1,067,800	25,915,506
# United Dominion Realty Trust, Inc.	932,900	24,955,075
United Mobile Homes, Inc.	65,900	1,024,745
Urstadt Biddle Properties, Inc.	31,200	511,056
Urstadt Biddle Properties, Inc. Class A	127,700	2,173,454
U-Store-It Trust	387,700	8,634,079
Vornado Realty Trust	954,400	84,932,056
Washington Real Estate Investment Trust	286,500	9,574,830
Weingarten Realty Investors	606,700	23,891,846
Winston Hotels, Inc.	180,300	1,853,484
Winthrop Realty Trust	245,500	1,320,790
Total Real Estate Investment Trusts		2,057,859,504

TOTAL COMMON STOCKS		2,057,859,504

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (4.8%)
Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $70,830,000 U.S. Treasury Note 4.625%, 02/29/08, valued at $70,686,214) to be repurchased at $69,306,429	$69,298	69,297,690

Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collateralized by $21,795,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $21,668,504) to be repurchased at $21,242,077	21,239	21,239,410

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $14,136,000 FHLMC Notes 4.00%, 09/22/09, valued at $13,941,630) to be repurchased at $13,736,679	13,735	13,735,000
TOTAL TEMPORARY CASH INVESTMENTS		104,272,100

TOTAL INVESTMENTS — (100.0%)
(Cost $1,468,953,537)##		$2,162,131,604

3

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value ††

JAPAN — (24.1%)
COMMON STOCKS — (24.1%)
	Acom Co., Ltd.	7,500	$459,710
	Adenka Corp.	8,000	127,699
	Aderans Co., Ltd.	3,200	88,470
	Advantest Corp.	7,370	833,735
	AEON Co., Ltd.	73,100	1,743,937
	Aeon Credit Service, Ltd.	8,100	230,174
	Aeon Mall Co., Ltd.	3,200	141,889
	Aichi Bank, Ltd.	700	78,242
	Aichi Steel Corp.	10,000	89,973
	Aiful Corp.	9,900	661,691
	Aioi Insurance Co., Ltd.	63,000	464,920
#	Air Water, Inc.	9,000	84,833
	Aisin Seiki Co., Ltd.	25,600	908,516
	Ajinomoto Co., Inc.	56,000	596,274
	Alfresa Holdings Corp.	2,400	140,051
	All Nippon Airways Co., Ltd.	190,000	695,805
	Alpine Electronics, Inc.	2,500	34,515
	Alps Electric Co., Ltd.	17,000	265,822
	Amada Co., Ltd.	31,000	292,576
	Amano Corp.	5,000	90,041
	AOC Holdings, Inc.	3,600	64,738
	Aoyama Trading Co., Ltd.	5,500	169,420
	Asahi Breweries, Ltd.	35,700	482,534
	Asahi Glass Co., Ltd.	102,000	1,440,536
	Asahi Kasei Corp.	131,000	864,124
	Asatsu-Dk, Inc.	2,600	93,359
*	Ashikaga Financial Group, Inc.	41,000	0
	Asics Corp.	16,000	151,742
	Astellas Pharma, Inc.	61,255	2,364,767
	Autobacs Seven Co., Ltd.	2,500	125,529
	Awa Bank, Ltd.	18,000	114,641
#	Bank of Ikeda, Ltd.	1,100	59,991
	Bank of Iwate, Ltd.	1,500	97,854
	Bank of Kyoto, Ltd.	23,000	268,348
	Bank of Nagoya, Ltd.	15,000	105,667
	Bank of Yokohama, Ltd.	121,000	975,752
	Benesse Corp.	7,700	264,058
#	Bosch Corp.	30,000	129,859
	Bridgestone Corp.	75,000	1,462,572
	Brother Industries, Ltd.	25,000	268,268
#	Calsonic Kansei Corp.	15,000	103,804
	Canon Sales Co., Inc.	7,000	149,683

1

	Canon, Inc.	83,000	5,182,193
	Casio Computer Co., Ltd.	18,000	291,427
	Central Glass Co., Ltd.	14,000	78,921
	Central Japan Railway Co.	254	2,487,414
	Chiba Bank, Ltd.	59,000	496,957
	Chiyoda Corp.	13,000	313,434
	Chubu Electric Power Co., Ltd.	67,100	1,778,623
#	Chudenko Corp.	2,700	49,232
	Chugai Pharmaceutical Co., Ltd.	54,600	1,001,195
	Chugoku Bank, Ltd.	17,000	244,387
	Chugoku Electric Power Co., Ltd.	25,800	558,823
	Circle K Sunkus Co., Ltd.	5,100	118,622
	Citizen Watch Co., Ltd.	25,000	223,339
	CMK Corp.	3,000	54,565
	Coca-Cola West Japan Co., Ltd.	4,600	110,221
	Comsys Holdings Corp.	11,000	152,937
	Cosmo Oil Co., Ltd.	49,000	249,127
	Credit Saison Co., Ltd.	14,900	703,690
	CSK Corp.	6,100	277,365
#	Culture Convenience Club Co., Ltd.	4,000	117,118
	Dai Nippon Ink & Chemicals, Inc.	56,000	227,110
	Dai Nippon Printing Co., Ltd.	63,000	1,113,484
	Dai Nippon Screen Mfg. Co., Ltd.	19,000	176,211
	Dai Nippon Sumitomo Pharma Co., Ltd.	23,000	258,387
	Daicel Chemical Industries, Ltd.	28,000	225,366
	Daido Steel Co., Ltd.	37,000	323,010
*	Daiei, Inc.	3,500	96,558
	Daifuku Co., Ltd.	6,000	110,775
	Daihatsu Motor Co., Ltd.	28,000	278,552
*	Daiichi Sankyo Co, Ltd.	53,546	1,105,567
	Daikin Industries, Ltd.	21,000	698,775
*	Daikyo, Inc.	13,000	68,429
	Daimaru, Inc.	21,000	282,406
#	Daio Paper Corp.	8,000	84,976
	Daishi Bank, Ltd.	28,000	138,572
	Daito Trust Construction Co., Ltd.	9,800	458,918
	Daiwa House Industry Co., Ltd.	43,000	688,204
	Daiwa Securities Co., Ltd.	143,000	1,697,718
	Denki Kagaku Kogyo KK	38,000	159,554
	Denso Corp.	78,000	2,845,471
	Dentsu, Inc.	242	809,987
	Diamond City Co., Ltd.	2,300	90,982
	Disco Corp.	1,700	103,399
	Don Quijote Co., Ltd.	1,400	106,469
	Dowa Mining Co., Ltd.	24,000	264,322
	East Japan Railway Co.	354	2,518,322
	Ebara Corp.	27,000	167,883
	Edion Corp.	5,000	104,324
	Eisai Co., Ltd.	27,200	1,257,928
	Exedy Corp.	3,000	88,345
	Ezaki Glico Co., Ltd.	10,000	93,616
#	Familymart Co., Ltd.	6,000	188,351
	Fancl Corp.	1,700	117,583
	Fanuc, Ltd.	20,800	1,753,959

2

#	Fast Retailing Co., Ltd.	10,200	885,249
	Fuji Electric Holdings Co., Ltd.	49,000	229,082
	Fuji Fire & Marine Insurance Co., Ltd.	18,000	72,667
	Fuji Heavy Industries, Ltd.	50,000	270,934
	Fuji Photo Film Co., Ltd.	58,000	1,856,019
	Fuji Soft ABC, Inc.	2,600	73,303
	Fujikura, Ltd.	29,000	322,050
	Fujitsu, Ltd.	209,440	1,668,835
	Fukuoka Bank, Ltd.	52,000	441,174
#	Fukuyama Transporting Co., Ltd.	11,000	46,188
	Funai Electric Co., Ltd.	2,500	220,233
*	Furukawa Electric Co., Ltd.	30,000	234,105
#	Futaba Industrial Co., Ltd.	4,400	99,467
	Gigas K’s Denki Corp.	4,400	143,289
	Glory, Ltd.	6,200	139,238
	GMO Internet, Inc.	2,000	31,371
	Goldcrest Co., Ltd.	800	62,358
	Goodwill Group, Inc.	78	55,720
	Gulliver International Co., Ltd.	340	38,598
	Gunma Bank, Ltd.	35,000	260,570
	Gunze, Ltd.	19,000	121,182
	Hachijuni Bank, Ltd.	42,000	324,116
#	Hamamatsu Photonics K.K.	4,000	113,269
	Hankyu Department Stores, Inc.	13,000	114,747
	Hankyu Holdings, Inc.	85,000	449,841
#	Hanshin Electric Railway Co., Ltd.	35,000	301,535
# *	Haseko Corp.	56,000	195,127
	Heiwa Corp.	6,700	103,083
	Higo Bank, Ltd.	18,000	147,093
	Hikari Tsushin, Inc.	3,800	262,706
	Hino Motors, Ltd.	53,000	334,643
	Hirose Electric Co., Ltd.	2,700	364,497
	Hiroshima Bank, Ltd.	48,000	290,030
	Hisamitsu Pharmaceutical Co., Inc.	5,000	119,301
	Hitachi Cable, Ltd.	18,000	101,613
	Hitachi Chemical Co., Ltd.	17,700	490,965
	Hitachi Construction Machinery Co., Ltd.	12,000	294,869
	Hitachi High-Technologies Corp.	8,300	216,833
	Hitachi Koki Co., Ltd.	6,000	94,772
	Hitachi Kokusai Electric, Inc.	12,000	145,696
	Hitachi Maxell, Ltd.	3,700	60,188
	Hitachi Metals, Ltd.	25,000	264,643
	Hitachi Software Engineering Co., Ltd.	3,000	55,712
	Hitachi Transport System, Ltd.	3,000	28,536
	Hitachi, Ltd.	359,000	2,500,849
	Hokkaido Electric Power Co., Inc.	15,700	368,504
	Hokkoku Bank, Ltd.	22,000	101,657
	Hokugin Financial Group, Inc.	101,000	434,760
	Hokuriku Electric Power Co., Inc.	15,400	348,452
	Honda Motor Co., Ltd.	83,800	4,894,782
	House Foods Corp.	5,600	86,579
	Hoya Corp.	46,400	1,840,881
	Hyakugo Bank, Ltd.	19,000	127,606
	Hyakujishi Bank, Ltd.	23,000	147,779

3

	Ibiden Co., Ltd.	10,800	506,082
	Isetan Co., Ltd.	14,300	258,771
*	Ishikawajima-Harima Heavy Industries Co., Ltd.	98,000	297,180
#	Isuzu Motors, Ltd.	67,000	230,711
#	ITO EN, Ltd.	5,600	174,008
	Itochu Corp.	144,000	1,196,859
	Itochu Techno-Science Corp.	4,200	161,867
	Iyo Bank, Ltd.	21,000	206,605
	Izumi Co., Ltd.	2,500	85,120
#	Japan Airlines System Corp.	252,000	674,148
	Japan Aviation Electronics Industry, Ltd.	6,000	87,362
	Japan Petroleum Exploration Co., Ltd.	4,000	245,305
	Japan Steel Works, Ltd.	26,000	160,862
	JFE Holdings, Inc.	62,800	2,314,742
*	JFE Shoji Holdings, Inc.	15,000	76,875
	JGC Corp.	23,000	488,576
	Joint Corp.	5,200	149,285
	JS Group Corp.	28,740	560,928
	JSR Corp., Tokyo	18,500	544,821
	Juroku Bank, Ltd.	27,000	191,028
	Kagoshima Bank, Ltd.	13,000	103,716
	Kajima Corp.	78,000	457,093
	Kamigumi Co., Ltd.	21,000	160,262
	Kandenko Co., Ltd.	8,000	57,614
*	Kanebo, Ltd.	1,900	5,909
	Kaneka Corp.	25,000	329,026
	Kansai Electric Power Co., Inc.	81,000	1,884,855
	Kansai Paint Co., Ltd., Osaka	20,000	170,945
	Kao Corp.	53,000	1,439,610
	Katokichi Co., Ltd.	9,300	63,967
#	Kawasaki Heavy Industries, Ltd.	110,000	376,804
#	Kawasaki Kisen Kaisha, Ltd.	44,000	273,689
	KDDI Corp.	344	1,766,889
	Keihin Corp.	4,100	99,538
#	Keihin Electric Express Railway Co., Ltd.	42,000	349,978
	Keio Electric Railway Co., Ltd.	53,000	327,549
#	Keisei Electric Railway Co., Ltd.	23,000	147,924
	Keiyo Bank, Ltd.	21,000	142,710
	Keyence Corp.	3,200	874,152
	Kikkoman Corp.	12,000	117,577
	Kinden Corp.	14,000	132,357
	Kintetsu Corp.	147,280	570,237
	Kirin Beverage Corp.	2,000	46,640
	Kirin Brewery Co., Ltd.	91,000	1,197,578
	Kissei Pharmaceutical Co., Ltd.	4,000	68,315
	Kobayashi Pharmaceutical Co., Ltd.	2,700	90,016
	Kobe Steel, Ltd.	284,000	1,079,279
	Koei Co., Ltd.	3,640	74,191
	Koito Manufacturing Co., Ltd.	7,000	86,862
	Kokuyo Co., Ltd.	8,000	119,204
	Komatsu, Ltd.	93,000	1,649,316
	Komeri Co., Ltd.	4,000	148,197
	Komori Corp.	6,000	126,511
#	Konami Co., Ltd.	8,600	212,035

4

	Konica Minolta Holdings, Inc.	40,000	498,705
	Kose Corp.	3,355	137,511
	Koyo Seiko Co.	19,560	370,514
	Kubota Corp.	100,000	977,983
	Kuraray Co., Ltd.	34,000	408,716
	Kurita Water Industries, Ltd.	10,300	220,989
	Kyocera Corp.	18,300	1,617,462
	KYORIN Pharmaceutical Co., Ltd.	6,000	77,206
	Kyowa Exeo Corp.	5,000	64,514
	Kyowa Hakko Kogyo Co., Ltd.	28,000	212,479
	Kyushu Electric Power Co., Inc.	37,500	904,565
	Lawson Inc.	8,100	302,436
*	Leopalace21 Corp.	11,000	395,657
	Lintec Corp.	4,000	97,483
#	Lion Corp.	19,000	122,399
#	Mabuchi Motor Co., Ltd.	3,400	174,297
	Maeda Corp.	13,000	80,564
	Makita Corp.	10,000	290,821
	Marubeni Corp.	142,000	704,274
	Marui Co., Ltd.	28,100	532,356
	Maruichi Steel Tube, Ltd.	6,000	152,327
*	Matsui Securities Co., Ltd.	9,700	133,253
	Matsumotokiyoshi Co., Ltd.	4,100	113,329
	Matsushita Electric Industrial Co., Ltd.	235,188	4,945,866
	Matsushita Electric Works, Ltd.	79,000	920,300
#	Matsuzakaya Co., Ltd.	14,000	112,239
	Mazda Motor Corp.	89,000	506,167
	Mediceo Paltac Holdings Co., Ltd.	15,400	253,199
	Meiji Dairies Corp.	21,000	113,841
	Meiji Seika Kaisha, Ltd. Tokyo	28,000	143,382
	Meitec Corp.	3,400	116,742
	Millea Holdings, Inc.	166	3,378,103
	Minato Bank, Ltd.	10,000	32,990
	Minebea Co., Ltd.	31,000	186,555
	Miraca Holdings, Inc.	4,500	88,569
*	Misawa Homes Holdings, Inc.	3,000	154,973
	MISUMI Group, Inc.	2,800	112,988
*	Mitsubishi Chemical Holdings Corp.	146,990	899,045
	Mitsubishi Corp.	136,500	3,166,956
	Mitsubishi Electric Corp.	207,000	1,648,371
	Mitsubishi Estate Co., Ltd.	126,000	2,657,189
	Mitsubishi Gas Chemical Co., Inc.	36,000	425,170
	Mitsubishi Heavy Industries, Ltd.	343,000	1,610,989
	Mitsubishi Logistics Corp.	10,000	155,986
#	Mitsubishi Materials Corp.	88,000	454,930
# *	Mitsubishi Motors Corp.	354,000	732,024
	Mitsubishi Rayon Co., Ltd.	66,000	530,335
	Mitsubishi UFJ Financial Group, Inc.	771	11,453,840
	Mitsubishi UFJ Securities Co., Ltd.	66,120	962,260
	Mitsui & Co., Ltd.	161,000	2,202,716
	Mitsui Chemicals, Inc.	60,000	480,563
	Mitsui Engineering and Shipbuilding Co., Ltd.	63,000	196,978
	Mitsui Fudosan Co., Ltd.	41,000	851,672
	Mitsui Mining and Smelting Co., Ltd.	60,000	405,471

5

	Mitsui O.S.K. Lines, Ltd.	107,000	780,186
	Mitsui Sumitoma Insurance Co., Ltd.	122,790	1,619,415
	Mitsui Trust Holdings, Inc.	63,000	923,690
	Mitsukoshi, Ltd.	35,000	199,021
	Mizuho Financial Group, Inc.	983	7,835,707
# *	Mizuho Investors Securities Co., Ltd.	86,000	259,625
#	Mizuho Trust & Banking Co., Ltd.	667,000	2,034,364
#	Modec, Inc.	1,900	49,522
#	Mori Seiki Co., Ltd.	6,400	118,069
	Murata Manufacturing Co., Ltd.	22,700	1,399,789
	Musashino Bank, Ltd.	2,400	137,381
	Nabtesco Corp.	13,000	145,622
	Nachi-Fujikoshi Corp.	15,000	91,696
	Nagase & Co., Ltd.	10,000	127,774
#	Nagoya Railroad Co., Ltd.	70,000	244,638
*	Namco Bandai Holdings, Inc.	25,900	321,750
	Nanto Bank, Ltd.	20,000	117,395
	NEC Corp.	183,000	1,123,225
#	NEC Fielding, Ltd.	2,700	45,243
	NEOMAX Co., Ltd.	5,000	145,853
	Net One Systems Co., Ltd.	46	92,125
	NGK Insulators, Ltd.	25,000	337,875
	NGK Spark Plug Co., Ltd.	14,000	317,389
	NHK Spring Co., Ltd.	14,000	166,095
	Nichicon Corp.	5,600	70,427
	Nichirei Corp.	20,000	91,756
	Nidec Corp.	11,000	866,889
	Nidec Sankyo Corp.	11,000	165,988
#	Nihon Unisys, Ltd.	4,900	68,398
	Nikko Cordial Corp.	94,000	1,479,771
	Nikon Corp.	24,000	408,152
	Nintendo Co., Ltd., Kyoto	10,700	1,578,011
	Nippon Electric Glass Co., Ltd.	25,000	601,821
	Nippon Express Co., Ltd.	75,000	396,801
	Nippon Kayaku Co., Ltd.	13,000	108,161
	Nippon Light Metal Co., Ltd.	44,000	123,158
	Nippon Meat Packers, Inc., Osaka	17,000	168,666
	Nippon Mining Holdings, Inc.	65,500	489,143
	Nippon Mitsubishi Oil Corp.	126,000	955,414
	Nippon Paper Group, Inc.	90	415,920
	Nippon Seiki Co., Ltd.	2,000	44,898
	Nippon Sheet Glass Co., Ltd.	39,000	164,300
	Nippon Shokubai Co., Ltd.	12,000	136,478
	Nippon Steel Corp.	689,000	2,745,886
	Nippon Suisan Kaisha, Ltd.	11,000	43,402
	Nippon Telegraph & Telephone Corp.	2,177	9,400,110
	Nippon Yusen KK	94,000	611,491
	Nipponkoa Insurance Co., Ltd.	88,000	795,770
	Nishimatsu Construction Co., Ltd.	23,000	97,571
	Nishimatsuya Chain Co., Ltd.	4,200	80,889
	Nishi-Nippon Bank, Ltd.	45,000	230,641
	Nishi-Nippon Railroad Co., Ltd.	26,000	93,296
	Nissan Chemical Industries, Ltd.	15,000	246,825
	Nissan Diesel Motor Co., Ltd.	31,000	170,786

6

	Nissan Motor Co., Ltd.	437,600	5,023,533
	Nissan Shatai Co., Ltd.	7,000	48,199
	Nissay Dowa General Insurance Co., Ltd.	29,000	217,389
	Nissha Printing Co., Ltd.	6,000	199,297
	Nisshin Seifun Group, Inc.	16,500	167,473
	Nisshin Steel Co., Ltd.	73,000	243,559
	Nisshinbo Industries, Inc.	13,000	136,687
	Nissin Food Products Co., Ltd.	8,400	256,249
	Nitto Denko Corp.	19,400	1,664,821
	NOK Corp.	15,000	437,972
	Nomura Research Institute, Ltd.	3,900	445,392
	Nomura Securities Co., Ltd.	200,000	3,816,624
	NS Solutions Corp.	3,900	99,644
	NSK, Ltd.	38,000	291,245
	NTN Corp.	36,000	266,900
	NTT Data Corp.	303	1,400,927
	NTT DoCoMo, Inc.	6,017	8,902,502
	Obayashi Corp.	60,000	448,261
	Obic Co., Ltd.	600	118,801
	Odakyu Electric Railway Co., Ltd.	61,000	375,419
	Ogaki Kyoritsu Bank, Ltd.	18,000	96,978
	Oita Bank, Ltd.	9,000	68,758
	Oji Paper Co., Ltd.	74,000	511,480
	Okasan Holdings, Inc.	13,000	135,790
#	Oki Electric Industry Co., Ltd.	44,000	140,998
	Okuma Corp.	10,000	120,843
	Okumura Corp.	16,000	86,407
	Olympus Corp.	19,000	547,040
	OMC Card, Inc.	8,000	127,313
	Omron Corp.	19,600	547,285
	Ono Pharmaceutical Co., Ltd.	9,600	431,851
	Onward Kashiyama Co., Ltd.	12,000	203,323
#	Oracle Corp. Japan	17,500	814,158
*	Orient Corp.	31,000	109,952
	Oriental Land Co., Ltd.	9,400	554,237
	Orix Corp.	4,260	1,121,533
	Osaka Gas Co., Ltd.	181,000	692,987
	OSG Corp.	6,000	111,527
	Otsuka Corp.	1,900	195,260
#	Paris Miki, Inc.	1,900	37,120
	Park24 Co., Ltd.	3,000	96,476
	Pioneer Electronic Corp.	13,200	206,344
	Promise Co., Ltd.	6,500	392,252
	Q.P. Corp.	8,900	85,165
	Rengo Co., Ltd.	17,000	121,512
*	Resona Holdings, Inc.	1,412	4,979,007
	Resorttrust, Inc.	3,000	99,721
	Ricoh Co., Ltd., Tokyo	67,000	1,240,528
	Right On Co., Ltd.	1,600	73,857
	Rinnai Corp.	3,000	87,691
	Rohm Co., Ltd.	11,400	1,088,363
	Round One Corp.	32	130,127
	Ryohin Keikaku Co., Ltd.	2,000	150,077
	Ryoshoku, Ltd.	2,600	67,588

7

	Sagami Railway Co., Ltd.	27,000	95,220
	Sanken Electric Co., Ltd.	8,000	119,126
	Sankyo Co., Ltd.	8,700	532,217
#	Sankyu, Inc., Tokyo	26,000	146,489
*	Sanrio Co., Ltd.	8,600	124,084
	Santen Pharmaceutical Co., Ltd.	5,300	123,645
#	Sanwa Shutter Corp.	15,000	99,814
# *	Sanyo Electric Co., Ltd.	154,000	373,056
	Sanyo Special Steel Co., Ltd.	16,000	163,879
	Sapporo Hokuyo Holdings, Inc.	28	302,086
	Sapporo Holdings, Ltd.	19,000	98,715
	Secom Co., Ltd.	22,000	1,091,571
	Sega Sammy Holdings, Inc.	14,048	572,951
#	Seiko Epson Corp.	10,400	248,633
	Seino Holdings Co., Ltd.	14,000	136,669
*	Seiyu, Ltd.	28,000	60,092
	Sekisui Chemical Co., Ltd.	40,000	322,834
	Sekisui House, Ltd.	50,000	760,300
	Seven & I Holdings Co., Ltd.	128,200	5,244,043
	SFCG Co., Ltd.	870	182,188
	Sharp Corp., Osaka	92,000	1,622,921
	Shiga Bank, Ltd.	19,000	134,270
	Shikoku Bank, Ltd.	14,000	69,336
	Shikoku Electric Power Co., Inc.	20,100	453,677
	Shimachu Co., Ltd.	4,600	135,352
	Shimadzu Corp.	21,000	129,797
	Shimamura Co., Ltd.	2,400	271,546
	Shimano, Inc.	7,700	220,710
	Shimizu Corp.	52,000	365,026
	Shin-Etsu Chemical Co., Ltd.	40,900	2,177,636
	Shinko Electric Industries Co., Ltd.	2,000	146,487
	Shinko Securities Co., Ltd.	47,000	241,615
	Shinsei Bank, Ltd.	92,000	618,745
	Shionogi & Co., Ltd.	35,000	482,624
	Shiseido Co., Ltd.	33,000	582,043
	Shizuoka Bank, Ltd.	54,000	529,411
	Showa Corp.	4,300	70,847
	Showa Denko KK	92,000	393,649
	Showa Shell Sekiyu KK	35,100	399,199
#	Skylark Co., Ltd.	6,500	101,796
	SMBC Friend Securities Co., Ltd.	21,500	162,326
	SMC Corp.	5,000	706,311
#	Softbank Corp.	85,800	2,623,683
	Sohgo Security Services Co.,Ltd.	6,200	101,024
# *	Sojitz Corp.	28,900	158,587
	Sompo Japan Insurance, Inc.	95,000	1,379,740
	Sony Corp.	106,300	4,977,161
	Square Enix Co., Ltd.	9,500	251,475
	Stanley Electric Co., Ltd.	11,900	228,708
#	Sumisho Computer Systems Corp.	1,600	28,580
	Sumitomo Bakelite Co., Ltd.	16,000	136,363
	Sumitomo Chemical Co., Ltd.	160,000	1,247,665
	Sumitomo Corp.	112,000	1,513,076
	Sumitomo Corporation’s Leasing, Ltd.	2,800	135,713

8

	Sumitomo Electric Industries, Ltd.	73,000	1,096,973
	Sumitomo Forestry Co., Ltd.	11,000	111,724
	Sumitomo Heavy Industries, Ltd.	57,000	509,762
	Sumitomo Metal Industries, Ltd., Osaka	418,000	1,855,696
	Sumitomo Metal Mining Co., Ltd.	48,000	635,808
	Sumitomo Mitsui Financial Group, Inc.	483	5,279,402
	Sumitomo Osaka Cement Co., Ltd.	35,000	109,334
	Sumitomo Real Estate Sales Co., Ltd.	1,800	117,199
	Sumitomo Realty & Development Co., Ltd.	40,000	929,615
	Sumitomo Rubber Industries, Ltd.	16,000	193,166
	Sumitomo Titanium Corp.	1,000	153,691
	Sumitomo Trust & Banking Co., Ltd.	152,000	1,541,063
	Sumitomo Warehouse Co., Ltd.	11,000	86,721
	Sundrug Co., Ltd.	1,500	75,695
	Suruga Bank, Ltd.	18,000	232,517
	Suzuken Co., Ltd.	6,980	207,501
	Suzuki Motor Corp.	46,500	923,372
	Sysmex Corp.	2,600	108,297
	T&D Holdings, Inc.	23,900	1,790,351
	Taiheiyo Cement Corp.	80,000	344,232
	Taisei Corp.	116,000	561,898
	Taisho Pharmaceutical Co., Ltd.	30,000	635,033
	Taiyo Nippon Sanso Corp.	22,000	153,262
	Taiyo Yuden Co., Ltd.	10,000	152,292
#	Takara Holdings, Inc.	14,000	84,403
	Takashimaya Co., Ltd.	22,000	318,701
	Takeda Pharmaceutical Co., Ltd.	99,600	5,548,165
	Takefuji Corp.	10,350	664,191
	Tanabe Seiyaku Co., Ltd.	20,000	220,845
# *	TC Properties Co., Ltd.	61,900	116,487
	TDK Corp.	10,800	748,134
	Teijin, Ltd.	72,000	485,834
	Teikoku Oil Co., Ltd.	16,000	216,211
	Terumo Corp.	19,200	586,168
	The 77 Bank, Ltd.	29,000	218,512
	The Joyo Bank, Ltd.	66,000	423,268
	The Nisshin Oillio Group, Ltd.	10,000	76,809
	The San-in Godo Bank, Ltd.	14,000	139,308
	THK Co., Ltd.	8,400	236,142
	TIS, Inc.	3,700	98,291
	Toagosei Co., Ltd.	15,000	65,069
	Tobu Railway Co., Ltd.	77,000	386,919
	Toda Corp.	19,000	97,053
	Toho Bank, Ltd.	14,000	72,099
	Toho Co., Ltd.	12,800	239,747
	Toho Gas Co., Ltd.	43,000	174,478
#	Toho Titanium Co., Ltd.	4,000	263,234
	Tohuku Electric Power Co., Inc.	49,900	1,129,110
	Tokai Rika Co., Ltd.	4,000	105,874
	Tokai Rubber Industries, Ltd.	6,000	92,613
	Tokai Tokyo Securities Co., Ltd.	20,000	130,101
	Tokuyama Corp.	20,000	298,389
	Tokyo Electric Power Co., Ltd	128,800	3,476,870
	Tokyo Electron, Ltd.	15,200	1,012,285

9

	Tokyo Gas Co., Ltd.	228,000	1,038,087
	Tokyo Leasing Co., Ltd.	2,000	29,968
	Tokyo Seimitsu Co., Ltd.	2,900	168,963
	Tokyo Steel Manufacturing Co., Ltd.	10,100	194,072
	Tokyo Style Co., Ltd.	7,000	80,160
	Tokyo Tatemono Co., Ltd.	31,000	299,836
	Tokyo Tomin Bank, Ltd.	3,000	134,762
	Tokyu Corp.	79,000	492,852
	Tokyu Land Corp.	47,000	409,951
# *	Tomen Corp.	49,000	77,906
	TonenGeneral Sekiyu KK	27,000	269,858
	Topcon Corp.	3,000	97,265
	Toppan Forms Co., Ltd.	3,500	53,859
	Toppan Printing Co., Ltd.	68,000	868,690
	Toray Industries, Inc.	135,000	1,040,169
	Toshiba Corp.	324,000	1,836,296
	Toshiba Machine Co., Ltd.	9,000	95,358
	Toshiba TEC Corp.	11,000	56,672
	Tosoh Corp.	43,000	225,890
	Toto, Ltd.	25,000	212,032
# *	Toyama Chemicals Co., Ltd.	24,000	156,205
#	Toyo Ink Manufacturing Co., Ltd.	13,000	65,350
	Toyo Seikan Kaisha, Ltd.	15,300	263,831
	Toyo Suisan Kaisha, Ltd.	7,000	102,063
	Toyo Tire & Rubber Co., Ltd.	13,000	61,064
	Toyobo Co., Ltd.	52,000	160,878
	Toyoda Gosei Co., Ltd.	10,100	215,480
	Toyota Auto Body Co., Ltd.	7,500	145,809
	Toyota Industries Corp.	15,300	612,104
	Toyota Motor Credit Corp.	282,400	15,054,024
#	Toyota Tsusho Corp.	18,000	416,630
#	Trans Cosmos, Inc.	1,000	59,014
	Trend Micro, Inc.	9,500	289,760
	Tsubakimoto Chain Co.	12,000	85,096
	Tsumura & Co.	5,000	129,516
	TV Asahi Corp.	65	168,873
	Ube Industries, Ltd.	74,000	218,352
	UFJ Central Leasing Co., Ltd.	2,000	94,661
	UFJ NICOS Co., Ltd.	67,000	643,077
*	Ulvac, Inc.	4,000	165,502
	Uni-Charm Corp.	4,600	229,534
	Uniden Corp.	5,000	74,889
	UNY Co., Ltd.	12,000	182,543
	Urban Corp.	10,000	146,525
	Ushio, Inc.	9,000	219,936
	USS Co., Ltd.	2,090	138,000
	Victor Co. of Japan, Ltd.	16,000	86,482
	Wacoal Corp.	10,000	137,870
	West Japan Railway Co.	152	616,114
	Xebio Co., Ltd.	1,700	82,918
	Yahoo Japan Corp.	3,000	3,530,706
	Yakult Honsha Co., Ltd.	12,000	277,458
	Yamada Denki Co., Ltd.	5,300	567,814
	Yamaguchi Bank, Ltd.	15,000	213,912

10

	Yamaha Corp.	16,100	276,646
	Yamaha Motor Co., Ltd.	21,000	478,934
	Yamanashi Chuo Bank, Ltd.	14,000	107,012
	Yamatake Corp.	5,200	124,118
	Yamato Kogyo Co., Ltd.	8,000	166,046
	Yamato Transport Co., Ltd.	39,000	745,334
#	Yamazaki Baking Co., Ltd.	12,000	96,992
# *	Yaskawa Electric Corp.	17,000	185,152
	Yodogawa Steel Works, Ltd.	13,000	79,379
	Yokogawa Electric Corp.	27,000	494,184
	Yokohama Rubber Co., Ltd.	26,000	138,333
#	York-Benimaru Co., Ltd.	2,700	89,564
#	Yoshinoya D&C Co., Ltd.	35	56,015
#	Zenrin Co., Ltd.	2,800	92,176
#	Zensho Co., Ltd.	7,000	168,251
	Zeon Corp.	15,000	188,973

TOTAL — JAPAN			333,253,527

UNITED KINGDOM — (21.1%)
COMMON STOCKS — (21.1%)
	3i Group P.L.C.	44,811	738,019
*	Admiral Group P.L.C.	10,230	101,343
	Aegis Group P.L.C.	93,242	216,047
	Alliance & Leicester P.L.C.	46,652	874,555
	Alliance Unichem P.L.C.	46,743	718,174
	Amec P.L.C.	26,046	181,102
*	Amlin P.L.C.	23,028	104,507
	Amvescap P.L.C.	81,593	770,752
	Anglo America P.L.C.	157,976	5,885,053
	Antofagasta P.L.C.	38,710	1,394,741
	Arm Holdings P.L.C.	139,465	336,285
	Arriva P.L.C.	17,572	185,680
	Associated British Foods P.L.C.	158,357	2,429,286
	Associated British Ports Holdings P.L.C.	31,348	339,709
	AstraZeneca P.L.C.	170,638	7,880,588
	Aviva P.L.C.	271,971	3,763,026
	AWG P.L.C.	14,714	285,585
	BAA P.L.C.	109,295	1,533,408
	BAE Systems P.L.C.	349,313	2,571,310
	Balfour Beatty P.L.C.	38,213	250,621
	Barclays P.L.C	720,934	8,444,353
	Barratt Developments P.L.C.	24,917	451,393
	BBA Group P.L.C.	44,903	210,839
	Bellway P.L.C.	8,316	170,852
	BG Group P.L.C.	383,852	4,496,005
	BHP Billiton P.L.C.	264,333	4,442,326
	BOC Group P.L.C.	38,519	1,018,808
*	Boots Group P.L.C.	48,513	603,281
	BP P.L.C.	2,255,040	24,945,473
	Bradford & Bingley P.L.C.	58,335	478,494
	Brambles Industries P.L.C.	71,029	513,251
*	British Airways P.L.C.	184,946	1,064,300

11

	British American Tobacco P.L.C.	273,139	6,507,577
*	British Energy Group P.L.C.	43,250	467,838
	British Land Co. P.L.C.	54,197	1,149,093
	British Sky Broadcasting Group P.L.C.	272,457	2,414,979
	BT Group P.L.C.	917,068	3,307,716
	Bunzl P.L.C.	31,721	355,464
	Burberry Group P.L.C.	48,731	391,310
	Burren Energy P.L.C.	13,812	240,587
	Cable and Wireless P.L.C.	245,792	459,171
	Cadbury Schweppes P.L.C.	216,640	2,200,758
*	Cairn Energy P.L.C.	15,787	533,937
	Capita Group P.L.C.	64,655	538,002
	Carnival P.L.C.	21,630	1,181,684
	Carphone Warehouse Group P.L.C.	182,534	866,344
	Centrica P.L.C.	382,951	1,950,729
	Close Brothers Group P.L.C.	14,870	269,699
	Cobham P.L.C.	100,410	299,084
	Collins Stewart Tullett P.L.C.	15,145	184,302
	Compass Group P.L.C.	212,834	810,158
	Corus Group P.L.C.	446,515	563,955
*	CSR P.L.C.	12,310	195,354
	Daily Mail & General Trust P.L.C. Series A	30,329	345,747
	Diageo P.L.C.	314,077	4,820,137
	DSG International	192,294	579,865
*	Easyjet P.L.C.	36,675	238,121
	Electrocomponents P.L.C.	39,172	197,811
	Emap P.L.C.	25,504	424,768
	EMI Group P.L.C.	80,276	345,416
	Enterprise Inns P.L.C.	35,517	558,068
	First Choice Holidays P.L.C.	15,730	62,251
	Firstgroup P.L.C.	40,935	301,054
	Friends Provident P.L.C.	209,193	758,463
	Gallaher Group P.L.C.	68,280	1,058,032
	General Electric Co.	22,898	754,677
	GKN P.L.C.	73,924	440,412
	GlaxoSmithKline P.L.C.	629,019	15,976,543
	Group 4 Securicor P.L.C.	104,530	325,911
	GUS P.L.C.	90,202	1,659,926
	Hammerson P.L.C.	27,248	544,638
	Hanson P.L.C.	77,218	942,671
	Hays P.L.C.	152,663	395,908
	HBOS P.L.C.	431,353	8,033,170
	Hilton Group P.L.C.	160,629	1,036,875
	HSBC Holdings P.L.C.	1,242,796	21,268,450
	ICAP P.L.C.	64,402	501,770
	IMI P.L.C.	34,896	319,912
	Imperial Chemical Industries P.L.C.	121,126	714,363
	Imperial Tobacco Group P.L.C.	72,542	2,181,705
	Inchcape P.L.C.	7,420	313,257
	Informa P.L.C.	40,405	315,238
	InterContinental Hotels Group P.L.C.	45,479	699,031
	International Power P.L.C.	155,846	780,873
	Intertek Group P.L.C.	14,739	193,808
	ITV P.L.C.	409,482	778,795

12

	Johnson Matthey P.L.C.	22,043	552,531
	Johnston Press P.L.C.	31,946	262,075
	Kelda Group P.L.C.	38,193	533,371
	Kesa Electricals P.L.C.	47,659	221,963
	Kingfisher P.L.C.	223,029	892,055
	Land Securities Group P.L.C.	49,000	1,580,796
	Legal and General Group P.L.C.	652,974	1,491,111
	Liberty International P.L.C.	39,267	763,286
	Lloyds TSB Group P.L.C.	628,751	6,107,869
	Logicacmg P.L.C.	100,089	352,401
	Lonmin P.L.C.	14,110	561,280
	Man Group P.L.C.	122,935	4,980,007
	Marks & Spencer Group P.L.C.	206,756	1,878,973
	Meggitt P.L.C.	44,161	288,957
	Misys P.L.C.	50,290	206,927
	Mitchells & Butlers P.L.C.	51,308	356,204
	Morrison (Wm.) Supermarkets P.L.C.	283,810	1,061,115
*	Mytravel Group P.L.C.	733	2,938
	National Express Group P.L.C.	11,282	175,713
	National Grid Group P.L.C.	297,760	3,130,725
	Next P.L.C.	24,719	714,961
	Northern Rock P.L.C.	42,279	835,274
	Northumbrian Water Group P.L.C.	39,546	169,199
*	Old Mutual P.L.C.	138,822	457,052
	Pearson P.L.C.	84,821	1,053,504
	Peninsular & Oriental Steam Navigation P.L.C.	67,951	614,961
	Pennon Group P.L.C.	11,840	290,188
	Persimmon P.L.C.	27,757	679,507
	Pilkington P.L.C.	135,509	384,881
	Provident Financial P.L.C.	17,113	180,516
	Prudential Corp. P.L.C.	249,777	2,642,526
	Punch Taverns, Ltd.	25,730	385,640
	Rank Group P.L.C.	61,189	279,240
	Reckitt Benckiser P.L.C.	81,700	2,908,978
	Reed International P.L.C.	121,003	1,092,378
*	Regus Group P.L.C.	40,180	80,134
	Rentokil Initial P.L.C.	175,405	483,059
	Resolution P.L.C.	16,713	195,188
	Reuters Holdings Group P.L.C.	136,336	907,996
	Rexam P.L.C.	55,440	492,987
	Rio Tinto P.L.C.	114,511	5,389,157
*	Rolls Royce Group P.L.C.	181,122	1,392,257
	Royal & Sun Alliance Insurance Group P.L.C.	304,333	693,930
	Royal Bank of Scotland Group P.L.C.	354,551	11,859,412
	Royal Dutch Shell P.L.C. Series B	300,124	9,436,108
	Sabmiller P.L.C.	124,801	2,480,593
	Sage Group P.L.C.	128,162	622,907
	Sainsbury (J.) P.L.C.	198,701	1,115,689
	Schroders P.L.C.	33,726	679,997
*	Schroders P.L.C. Non-Voting	6,717	126,282
	Scottish & Newcastle P.L.C.	93,185	836,787
	Scottish Hydro-Electric P.L.C.	86,517	1,742,556
	Scottish Power P.L.C.	194,990	1,994,620
	Serco Group P.L.C.	39,172	238,634

13

	Severn Trent P.L.C.	36,273	733,470
*	Shire P.L.C.	50,705	792,028
	Signet Group P.L.C.	179,411	324,400
	Slough Estates P.L.C.	40,353	430,884
	Smith & Nephew P.L.C.	96,278	856,860
	Smiths Group P.L.C.	57,333	943,716
	Stagecoach Group P.L.C.	120,769	237,446
	Standard Chartered P.L.C.	142,398	3,718,707
	Tate & Lyle P.L.C.	49,954	523,815
	Taylor Woodrow P.L.C.	60,389	440,138
	Tesco P.L.C.	866,339	5,133,980
*	TI Automotive P.L.C. Series A	18,000	0
	Tomkins P.L.C.	73,285	427,840
	Travis Perkins P.L.C.	11,935	310,574
	Trinity Mirror P.L.C.	27,900	282,303
	Tullow Oil P.L.C.	64,899	339,323
	Unilever P.L.C.	300,500	3,091,835
	United Business Media P.L.C.	26,302	309,636
	United Utilities P.L.C.	91,323	1,093,485
	Vedanta Resources P.L.C.	27,964	482,541
	Vodafone Group P.L.C.	6,964,169	13,343,390
	Whitbread P.L.C.	26,037	483,437
	William Hill P.L.C.	36,703	373,867
	Wilson Bowden P.L.C.	12,801	334,817
	Wimpey (George) P.L.C.	40,964	397,162
	Wolseley P.L.C.	61,030	1,514,013
	WPP Group P.L.C.	124,799	1,449,352
	Xstrata P.L.C.	95,888	2,799,388
	Yell Group P.L.C.	72,490	705,638

TOTAL — UNITED KINGDOM			290,886,013

FRANCE — (8.5%)
COMMON STOCKS — (8.5%)
	Accor SA	18,966	1,139,829
	Air France-KLM	24,260	561,342
	Air Liquide SA	11,134	2,196,992
	Air Liquide SA Primes De Fid 02	11,393	2,269,473
*	Alcatel SA	120,655	1,624,570
*	Alstom SA	10,690	913,658
	Assurances Generales de France (AGF)	15,535	1,613,751
*	Atos Origin	5,472	381,306
	AXA SA	169,056	5,977,500
	BNP Paribas SA	82,201	7,607,408
#	Bollore Technologies SA	203	113,947
	Bourbon SA	1,529	156,160
	Bouygues SA	25,936	1,362,288
*	Business Objects SA	6,803	252,492
*	Cap Gemini SA	11,859	584,685
	Carrefour SA	55,663	2,763,201
	Casino Guichard Perrachon SA	10,202	635,919
	Cie Generale D’Optique Essilor Intenational SA	9,539	821,899
	Clarins SA	1,524	91,112

14

	CNP Assurances	3,300	315,997
	Compagnie de Saint-Gobain	30,710	2,048,776
	Compagnie Francaise d’Etudes et de Construction Technip SA	8,071	484,989
	Dassault Systemes SA	9,666	539,791
	Dior (Christian) SA	17,202	1,594,497
	Eiffage SA	3,165	358,368
	Esso SA	286	60,808
	Euler-Hermes SA	3,120	350,971
*	European Aeronautic Defence & Space Co.	25,278	926,682
	Fimalac SA	2,132	168,488
	France Telecom SA	231,887	5,065,923
	Generale des Establissements Michelin SA Series B	11,147	679,987
	Groupe Danone	24,159	2,778,605
	Havas SA	27,830	131,294
	Hermes International SA	4,009	1,003,143
	Iliad SA	3,200	219,517
	Imerys SA	5,342	456,285
*	JC Decaux SA	18,441	462,770
	Klepierre SA	1,862	214,861
	LaFarge SA	17,353	1,815,379
	LaFarge SA Prime Fidelity	8,912	936,500
	Lagardere S.C.A. SA	10,889	841,771
	L’Oreal SA	64,016	5,660,078
	LVMH (Louis Vuitton Moet Hennessy)	43,990	3,995,957
	Metropole Television SA	10,023	301,436
	Neopost SA	2,698	270,068
	Pernod-Ricard SA	7,113	1,217,286
	Peugeot SA	16,477	960,560
	PPR SA	9,979	1,149,611
	Publicis Groupe	14,334	546,887
	Remy Cointreau SA	2,257	112,178
	Renault SA	20,388	1,959,135
*	Rhodia SA	59,557	153,405
	Safran SA	16,219	412,809
	Sanofi - Aventis	108,656	9,249,321
	Schneider SA	23,650	2,416,614
	SCOR SA	61,944	148,857
	SEB SA Prime Fidelity	990	106,629
	Societe BIC SA	3,600	219,593
	Societe des Ciments de Francais SA	1,006	149,107
	Societe Generale Paris	36,150	5,119,313
	Societe Television Francaise 1	17,323	521,745
	Sodexho Alliance SA	11,496	489,128
	Ste des Autoroutes du Sud de la France	25,546	1,544,484
	STMicroelectronics NV	24,397	413,466
	Suez (ex Suez Lyonnaise des Eaux)	98,301	3,610,366
	Thales SA	16,134	735,085
	Thomson Multimedia	20,078	344,921
	Total SA	57,491	14,458,845
	Unibail SA	4,413	723,291
	Valeo SA	6,734	269,517
	Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)	464	363,029
	Veolia Environnement SA	31,812	1,663,261

15

	Vinci SA	16,964	1,565,860
	Vivendi Universal SA	116,656	3,528,786
	Wendel Investissement	4,149	474,862
	Zodiac SA	4,549	285,540

TOTAL — FRANCE			117,663,964

GERMANY — (6.5%)
COMMON STOCKS — (6.5%)
	Adidas-Salomon AG	4,782	934,531
	Allianz AG	37,761	6,098,564
	Altana AG	14,018	752,861
	AMB Generali Holding AG	5,721	665,707
	BASF AG	54,907	4,153,962
	Bayer AG	67,562	2,725,090
	Bayerische Motoren Werke (BMW) AG	59,234	2,847,635
	Beiersdorf AG	11,568	1,574,712
#	BHW Holding AG	1,358	24,197
	Celesio AG	9,662	898,396
	Commerzbank AG	56,991	2,082,348
	Continental AG	12,686	1,304,166
	DaimlerChrysler AG	88,798	4,934,261
	Deutsche Bank AG	50,797	5,619,734
	Deutsche Boerse AG	10,138	1,273,579
#	Deutsche Lufthansa AG	43,579	718,027
	Deutsche Post AG	142,508	3,708,077
	Deutsche Telekom AG	354,516	5,602,032
	E.ON AG	64,274	7,128,480
	Fraport AG	9,524	727,739
	Freenet.De AG	2,562	73,272
	Fresenius Medical Care AG	6,632	712,808
*	GEA Group AG	14,061	230,098
	Hannover Rueckversicherung AG	12,626	479,297
	Heidelberger Druckmaschinen AG	6,690	287,236
	Henkel KGAA	1,961	201,226
	Hochtief AG	4,971	266,783
	Hugo Boss AG	808	32,753
	Hypo Real Estate Holding AG	13,182	865,210
*	Infineon Technologies AG	62,295	575,527
	IVG Immobilien AG	6,805	176,783
	K & S Aktiengesellschaft AG	3,513	263,425
# *	Karstadt Quelle AG	10,229	246,857
*	Lanxess AG	4,179	144,128
	Linde AG	9,032	714,563
	MAN AG	14,355	905,800
	Merck KGAA	4,005	401,068
	Metro AG	36,404	1,939,122
	Munchener Rueckversicherungs-Gesellschaft AG	19,006	2,580,143
	Puma AG	1,390	497,912
	Rheinmetall Berlin AG	3,270	254,820
	Rhoen-Klinikum AG	2,875	125,033
	RWE AG (Neu)	800	62,987
	RWE AG (Neu) Series A	42,538	3,657,777

16

	Salzgitter AG	3,169	215,337
	SAP AG (Systeme Anwendungen Produkte in der Datenverarbeitung)	25,996	5,317,452
	Schering AG	15,983	1,146,366
	Schwarz Pharma AG	2,790	175,704
	Siemens AG	81,983	7,539,801
	Suedzucker AG	20,328	537,070
	ThyssenKrupp AG	44,279	1,121,611
	TUI AG	20,917	413,110
*	Unicredito Italiano SpA	329,159	2,367,668
	United Internet AG	3,567	177,484
#	Volkswagen AG	24,379	1,707,295

TOTAL — GERMANY			90,187,624

SWITZERLAND — (6.1%)
COMMON STOCKS — (6.1%)
*	ABB, Ltd.	190,743	2,285,417
	Adecco SA	18,801	1,031,587
	Baloise-Holding AG	4,586	290,534
	BKW FMB Energie AG	5,560	435,169
#	Ciba Spezialitaetenchemie Holding AG	5,741	354,958
	Cie Financiere Richemont AG Series A	23,623	1,028,695
*	Clariant AG	18,560	283,603
	Credit Suisse Group	121,711	6,740,989
	Geberit AG	348	315,734
	Givaudan SA	652	466,763
	Holcim, Ltd.	21,899	1,724,639
*	Julius Baer Holding AG	8,597	738,459
	Kuehne & Nagel International AG	3,032	914,589
	Lindt & Spruengli AG	12	237,450
*	Logitech International SA	7,438	299,628
	Lonza Group AG	3,415	221,525
	Nestle SA, Cham und Vevey	42,089	12,374,320
	Nobel Biocare Holding AG	2,137	477,143
#	Novartis AG	236,286	12,715,265
	Roche Holding AG Bearer	23,956	3,979,170
#	Roche Holding AG Genusschein	73,514	10,861,467
	Schindler Holding AG - Part Cert	148	70,051
	Schindler Holding AG - Regd	1,845	866,809
	Serono SA	1,432	1,016,081
#	Societe Generale de Surveillance Holding SA	933	861,149
	Straumann Holding AG	1,836	432,792
	Swatch Group AG	3,055	495,647
	Swiss Life AG	2,798	518,718
	Swiss Reinsurance Co., Zurich	32,546	2,318,425
	Swisscom AG	10,343	3,106,116
	Syngenta AG	9,259	1,311,430
	Synthes, Inc.	5,130	559,734
	The Swatch Group AG	18,164	597,725
	UBS AG	104,483	11,100,828
	Zurich Financial SVCS AG	14,072	3,323,014
TOTAL COMMON STOCKS			84,355,623

17

RIGHTS/WARRANTS — (0.0%)
*	Syngenta AG Put Option 05/23/06	9,259	11,433

TOTAL — SWITZERLAND			84,367,056

AUSTRALIA — (4.5%)
COMMON STOCKS — (4.5%)
	ABC Learning Centres, Ltd.	22,010	123,841
#	Alinta, Ltd.	24,092	198,057
	Alumina, Ltd.	111,044	568,331
	Amcor, Ltd.	83,057	456,047
	AMP, Ltd.	186,581	1,185,149
	Ansell, Ltd.	12,403	100,788
	APN News & Media, Ltd.	49,644	174,503
	Aristocrat Leisure, Ltd.	49,521	440,452
*	Arrow Pharmaceuticals, Ltd.	55,175	109,030
	Australand Property Group	74,782	112,473
	Australia & New Zealand Banking Group, Ltd.	183,677	3,493,400
#	Australian Gas Light Co.	45,094	638,949
	Australian Stock Exchange, Ltd.	10,366	248,651
	AWB, Ltd.	32,184	89,346
	AXA Asia Pacific Holdings, Ltd.	244,297	1,054,933
	Babcock & Brown, Ltd.	14,300	181,802
	Bendigo Bank, Ltd.	10,204	108,181
	BHP Billiton, Ltd.	360,962	6,495,245
	Billabong International, Ltd.	17,806	204,124
	Bluescope Steel, Ltd.	79,029	384,046
	Boral, Ltd.	56,315	365,506
#	Brambles Industries, Ltd.	97,711	727,902
	Brickworks, Ltd.	10,834	107,009
*	Burns, Philp & Co., Ltd.	177,341	137,936
	Caltex Australia, Ltd.	29,754	378,732
	Challenger Financial Services Group, Ltd.	39,357	112,894
	Coca-Cola Amatil, Ltd.	50,128	261,223
	Cochlear, Ltd.	5,059	183,438
	Coles Myer, Ltd.	119,156	866,761
	Commonwealth Bank of Australia	130,815	4,342,571
	Computershare, Ltd.	51,406	256,888
	CSL, Ltd.	18,193	709,178
	CSR, Ltd.	91,001	256,146
#	DCA Group, Ltd.	40,864	105,520
	Downer EDI, Ltd.	24,378	141,608
#	Excel Coal, Ltd.	14,100	70,664
	Foster’s Group, Ltd.	203,771	820,259
*	Hardman Resources, Ltd.	33,188	46,021
#	Harvey Norman Holdings, Ltd.	128,448	332,556
	Iluka Resources, Ltd.	20,985	110,941
	Insurance Australiz Group, Ltd.	158,158	629,909
	James Hardies Industries NL	43,241	283,451
	John Fairfax Holdings, Ltd.	87,548	255,823
	Leighton Holdings, Ltd.	30,749	414,352

18

	Lend Lease Corp., Ltd.	34,557	340,720
	Lion Nathan, Ltd.	63,050	373,225
	Macquarie Bank, Ltd.	23,228	1,098,692
	Macquarie Infrastructure Group	88,683	229,212
*	Mayne Pharma, Ltd.	58,769	120,872
	Metcash Limited	113,425	379,118
	Mirvac, Ltd.	103,022	321,333
	Multiplex Group	59,010	138,307
	National Australia Bank, Ltd.	164,570	4,466,736
	Newcrest Mining, Ltd.	35,371	555,453
	Nufarm, Ltd.	14,411	116,397
	Onesteel, Ltd.	52,679	149,871
	Orica, Ltd.	30,032	508,962
	Origin Energy, Ltd.	76,870	392,441
*	Oxiana, Ltd.	122,487	172,819
	Paperlinx, Ltd.	42,030	105,779
	Patrick Corp., Ltd.	59,316	299,947
	Perpetual Trustees Australia, Ltd.	3,869	194,489
	Promina Group, Ltd.	102,443	412,795
	Publishing and Broadcasting, Ltd.	75,939	956,717
	Qantas Airways, Ltd.	342,970	1,039,382
	QBE Insurance Group, Ltd.	77,877	1,191,260
	Ramsay Health Care, Ltd.	14,733	108,979
	Rinker Group, Ltd.	92,878	1,220,190
#	Rio Tinto, Ltd.	46,842	2,454,066
	Santos, Ltd.	59,506	500,154
	Seven Network, Ltd.	3,746	22,790
	SFE Corp., Ltd.	12,386	116,951
	Sims Group, Ltd.	7,405	84,673
	Sonic Healthcare, Ltd.	25,691	294,571
	St. George Bank, Ltd.	52,861	1,176,622
	Suncorp-Metway, Ltd.	56,170	850,413
*	Symbion Health, Ltd.	58,769	145,283
	Tabcorp Holdings, Ltd.	53,259	598,738
#	Telstra Corp., Ltd.	876,734	2,494,810
#	Toll Holdings, Ltd.	31,139	268,751
	Transurban Group	78,987	417,019
	UNITAB, Ltd.	10,745	109,128
	Virgin Blue Holdings, Ltd.	90,396	113,543
	Washington H. Soul Pattinson & Co., Ltd.	18,899	134,205
	Wesfarmers, Ltd.	37,340	1,009,914
#	West Australian Newspapers Holdings, Ltd.	15,484	90,307
	Westfield Group Stapled	1,160	15,290
	Westpac Banking Corp.	188,953	3,299,671
	Woodside Petroleum, Ltd.	70,327	2,111,102
	Woolworths, Ltd.	121,216	1,650,870
	Worley Parsons, Ltd.	16,683	195,852
	Zinifex, Ltd.	47,500	269,961

TOTAL — AUSTRALIA			61,603,016

19

NETHERLANDS — (4.1%)
COMMON STOCKS — (4.1%)
	ABN AMRO Holding NV	189,858	5,532,571
	Aegon NV	150,762	2,486,118
	AKZO Nobel NV	26,573	1,348,986
*	ASML Holding NV	46,730	966,507
	Buhrmann NV	11,136	186,582
	Heineken Holding NV	40,723	1,416,709
	Heineken NV	77,252	2,908,853
	Hunter Douglas NV	5,232	315,313
	ING Groep NV	219,463	8,248,681
*	Koninklijke Ahold NV	152,842	1,247,485
	Koninklijke Bam Groep NV	2,003	190,205
	Koninklijke DSM NV	22,244	925,097
	Koninklijke KPN NV	241,808	2,503,338
	Koninklijke Philips Electronics NV	138,607	4,510,716
#	Mittal Steel Co. NV	21,802	724,591
*	Nutricia (Verenigde Bedrijven) NV	15,794	683,553
	Randstad Holdings NV	20,298	1,135,668
	Reed Elsevier NV	67,133	906,708
	Royal Dutch Shell P.L.C. Series A	419,075	12,634,020
	SBM Offshore NV	3,395	334,399
	TNT Post Groep NV	57,222	1,861,343
	Unilever NV	60,043	4,168,030
	Vedior NV	15,338	289,564
	VNU NV	24,697	800,228
	Wolters Kluwer NV	27,979	613,821
	TOTAL COMMON STOCKS		56,939,086

RIGHTS/WARRANTS — (0.0%)
*	Royal Dutch Shell P.L.C. Coupons 03/15/06	419,075	0

TOTAL — NETHERLANDS			56,939,086

SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
	Abertis Infraestructuras SA	44,293	1,146,870
	Acciona SA	5,051	704,131
	Acerinox SA	15,983	244,923
#	Actividades de Construccion y Servicios SA	22,866	852,744
	Altadis SA	23,623	990,540
#	Antena 3 de Television SA	9,360	248,285
	Banco Bilbao Vizcaya SA	182,100	3,703,277
	Banco de Andalucia SA	655	70,618
	Banco de Sabadell SA	22,839	688,884
	Banco de Valencia SA	5,586	198,125
	Banco Espanol de Credito SA	39,155	623,828
	Banco Pastor SA	2,530	142,465
	Banco Popular Espanol SA	75,740	1,015,866
	Banco Santander Central Hispanoamerica SA	566,687	8,279,015
	Bankinter SA	4,862	307,204
	Cementos Portland SA	1,338	125,959
	Cia Espanola de Petroleous SA	13,626	734,710
	Compania de Distribucion Integral Logista SA	1,928	103,467

20

	Corporacion Mapfre Compania Internacional de Reaseguros SA	15,336	295,523
	Ebro Puleva SA	8,097	147,459
#	Enagas SA	14,223	287,888
	Endesa SA	89,410	2,993,899
	Fomento de Construcciones y Contratas SA	11,974	814,086
	Gamesa Corporacion Tecnologica SA	12,172	210,722
#	Gas Natural SDG SA	43,183	1,313,566
	Grupo Catalana Occidente SA	708	87,512
	Grupo Ferrovial SA	11,821	884,961
	Iberdrola SA	76,134	2,401,265
	Iberia Lineas Aereas de Espana SA	65,471	186,514
	Indra Sistemas SA	11,012	219,134
	Industria de Diseno Textil SA	60,827	2,183,461
	Inmobiliaria Urbis SA	3,791	81,128
	Metrovacesa SA	4,828	359,433
#	Promotora de Informaciones SA	17,174	317,984
	Red Electrica de Espana SA	7,740	258,857
	Repsol SA	87,508	2,445,968
#	Sacyr Vallehermoso SA	20,933	588,543
	Sociedad General de Aguas de Barcelona SA Class A	8,070	223,220
# *	Sogecable SA	8,794	353,372
	Sol Melia SA	8,400	124,886
	Telefonica de Espana SA	405,073	6,245,846
	Telefonica Publicidad e Informacion SA	26,439	278,330
#	Union Fenosa SA	19,200	720,496
#	Zardoya Otis SA	18,093	476,171

TOTAL — SPAIN			44,681,135

ITALY — (3.2%)
COMMON STOCKS — (3.2%)
	Acea SpA	7,694	87,944
#	AEM SpA	102,681	217,716
	Alleanza Assicurazioni SpA	52,431	648,985
	ASM Brescia SpA	74,248	243,411
	Assicurazioni Generali SpA, Trieste	95,043	3,409,408
	Autogrill SpA, Novara	14,752	216,340
	Autostade SpA	40,846	1,042,768
	Banca Antoniana Popolare Veneta SpA	14,739	464,452
	Banca Fideuram SpA	70,232	425,827
	Banca Intesa SpA	397,132	2,346,394
#	Banca Monte Dei Paschi di Siena SpA	176,149	911,104
*	Banca Nazionale del Lavoro SpA	173,414	602,464
	Banca Popolare di Milano Scarl	32,914	416,027
	Banca Popolare Italiana	26,378	289,025
	Banco Popolare Bergamo SpA	22,543	566,208
	Banco Popolare di Verona e Novara SpA	33,593	805,629
	Benetton Group SpA	5,718	72,858
	Bulgari SpA	16,639	197,438
	Buzzi Unicem SpA	5,787	119,734
	Capitalia SpA	155,959	1,177,972
	Cassa di Risparmio di Firenze SpA	97,417	339,836
	CIR SpA (Cie Industriale Riunite), Torino	34,312	102,802

21

	Compagnia Assicuratrice Unipol SpA	84,333	265,624
	Credito Bergamasco SpA	854	29,466
	Credito Emiliano SpA	12,917	171,179
	Davide Campari - Milano SpA	13,276	106,329
	Eni SpA	249,059	7,120,084
	Ente Nazionale per L’Energia Elettrica SpA	461,796	3,842,274
	Erg SpA	4,499	105,881
*	Fastweb	6,895	332,348
# *	Fiat SpA	59,319	642,143
	Finmeccanica SpA	19,250	421,221
	Fondiaria - Sai SpA	7,144	286,143
#	Gruppo Editoriale L’Espresso SpA	21,573	110,709
	Hera SpA	36,487	105,396
	Italcementi SpA	8,940	183,009
	Italmobiliare SpA	449	34,474
	Lottomatica SpA	2,664	106,317
	Luxottica Group SpA	40,566	1,140,575
	Mediaset SpA	83,030	977,220
	Mediobanca SpA	34,000	711,071
#	Mediolanum SpA	44,701	368,993
	Milano Assicurazioni SpA	14,260	109,037
	Mondadori (Arnoldo) Editore SpA	13,860	131,041
	Pirelli & C.Real Estate SpA	1,079	66,726
	Pirelli & Co. SpA	65,946	62,292
	Saipem SpA	24,958	529,961
	San Paolo-IMI SpA	107,452	1,896,195
*	Seat Pagine Gialle SpA	429,123	210,656
*	Seat Pagine Gialle SpA, Torino	107,998	54,805
	SNAM Rete Gas SpA	142,784	626,975
	Societe Cattolica di Assicurazoni Scarl SpA	4,390	250,634
	Telecom Italia SpA	873,104	2,345,174
	UniCredito Italiano SpA	775,999	5,644,100
TOTAL COMMON STOCKS			43,692,394

PREFERRED STOCKS — (0.0%)
*	Fiat SpA	3,000	25,898

TOTAL — ITALY			43,718,292

CANADA — (2.2%)
COMMON STOCKS — (2.2%)
*	Agnico Eagle Mines, Ltd.	5,800	148,872
	Agrium, Inc.	3,900	97,118
	Alcan, Inc.	14,500	631,572
	Aliant, Inc.	1,000	24,251
*	Alimentation Couche-Taro, Inc. Subordinated Voting Class B	8,000	177,676
*	ATI Technologies, Inc.	12,300	195,791
	Bank of Montreal	19,015	1,155,842
	Bank of Nova Scotia	37,900	1,587,435
	Barrick Gold Corp.	29,100	796,348
	BCE, Inc.	14,700	357,006
*	Bema Gold Corp.	27,000	111,664

22

*	Biovail Corp.	4,400	110,770
*	Bombardier, Inc. Class B	66,400	169,440
	Brookfield Asset Management, Inc. Series A Limited Voting	9,000	493,774
	Brookfield Properties Corp.	2,925	86,480
*	CAE, Inc.	14,800	122,937
	Cameco Corp.	11,400	423,820
	Canadian Imperial Bank of Commerce	12,800	900,150
	Canadian National Railway Co.	20,600	971,406
	Canadian National Resources, Ltd.	20,100	1,099,226
	Canadian Pacific Railway, Ltd.	5,400	276,545
	Canadian Tire Corp. Class A Non-Voting	2,500	146,619
	Canadian Utilities, Ltd. Class A Non-Voting	2,800	99,637
*	CGI Group, Inc.	17,800	133,760
*	Cognos, Inc.	1,300	49,772
*	Compton Petroleum Corp.	2,200	28,573
	Empire Co., Ltd. Class A Non-Voting	800	29,390
#	Enbridge, Inc.	11,000	346,518
	EnCana Corp.	33,100	1,368,038
	Ensign Energy Services, Inc.	4,200	143,024
	Fairfax Financial Holdings, Inc. Subordinate Voting	1,000	144,934
	Finning International, Inc.	5,200	172,594
*	First Quantum Minerals, Ltd.	3,200	102,635
	Fortis, Inc.	1,200	24,550
*	Gildan Activewear, Inc.	3,600	179,770
*	Glamis Gold, Ltd.	6,400	174,128
*	Great West Lifeco, Inc.	12,500	321,726
*	Husky Energy, Inc.	6,000	367,249
*	IGM Financial, Inc.	5,800	237,267
*	Imperial Oil, Ltd.	4,400	424,726
	INCO, Ltd.	4,600	222,380
	Industrial Alliance Insurance & Financial Services, Inc.	4,000	112,420
	Ipsco, Inc.	2,400	231,246
*	Kinross Gold Corp.	16,100	148,611
	Loblaw Companies, Ltd.	4,700	238,422
	Magna International, Inc. Class A	3,700	275,925
#	Manulife Financial Corp.	30,700	1,966,075
	MDS, Inc.	8,400	170,003
*	Meridian Gold, Inc.	6,000	152,211
	Methanex Corp.	6,800	134,630
	National Bank of Canada	5,600	319,310
	Nexen, Inc.	9,300	485,356
	Norbord, Inc.	2,400	26,525
*	Nortel Networks Corp.	162,500	463,285
	Nova Chemicals Corp.	1,500	49,021
	Onex Corp.	7,000	124,176
*	Paramont Resources, Ltd. Class A	900	28,557
	Petro-Canada	19,900	911,430
	Potash Corp. of Saskatchewan, Inc.	1,800	172,247
	Power Corp. of Canada, Ltd.	12,600	348,137
	Power Financial Corp.	9,400	275,354
	Rogers Communications, Inc. Class B Non-Voting	8,900	356,329
*	Rona, Inc.	6,800	128,646
*	Rothmans, Inc.	1,200	22,913
	Royal Bank of Canada	24,700	2,061,938

23

	Shaw Communictions, Inc. Class B Non-Voting	3,200	84,051
	Shell Canada, Ltd.	6,100	205,042
	Shoppers Drug Mart Corp.	6,200	241,628
	SNC-Lavalin Group, Inc.	1,700	142,109
	Sun Life Financial, Inc.	22,900	1,002,486
	Suncor Energy, Inc.	17,200	1,285,705
	Talisman Energy, Inc.	13,800	725,549
	Teck Cominco Class B	5,830	364,487
	Telus Corp.	4,000	157,825
	Thomson Corp.	8,800	336,684
	Toromont Industries, Ltd.	1,200	26,398
	Toronto Dominion Bank	26,415	1,520,121
	Transalta Corp.	3,500	74,469
	Transcanada Corp.	16,350	503,542
*	Trican Well Service, Ltd.	2,800	118,928
*	UTS Energy Corp.	17,100	99,911
	West Fraser Timber Co., Ltd.	700	25,550

TOTAL — CANADA			30,772,665

SWEDEN — (2.0%)
COMMON STOCKS — (2.0%)
	Alfa Laval AB	9,100	229,932
	Assa Abloy AB Series B	27,900	473,754
	Atlas Copco AB Series A	32,500	800,442
	Atlas Copco AB Series B	19,800	450,124
*	Boliden AB	28,000	347,103
*	Capio AB	6,200	107,216
	Castellum AB	3,700	154,898
	Electrolux AB Series B	28,000	774,410
	Eniro AB	14,800	163,907
	Fabege AB	7,535	149,559
	Gambro AB Series A	19,800	201,821
	Gambro AB Series B	9,200	94,664
	Getinge AB	15,600	225,529
	Hennes & Mauritz AB Series B	67,750	2,468,621
	Holmen AB Series B	6,000	232,761
*	Lundin Petroleum AB	14,500	160,010
*	Modern Times Group AB Series B	4,800	222,370
	NCC AB Series B	4,600	104,551
	Nordea Bank AB	233,048	2,634,280
	Sandvik AB	19,200	1,033,605
	Scania AB Series A	4,000	165,163
	Scania AB Series B	8,700	363,664
	Securitas AB Series B	28,300	519,925
	Skandinaviska Enskilda Banken Series A	60,900	1,345,975
	Skanska AB Series B	36,800	592,470
	SKF AB Series A	9,200	134,141
	SKF AB Series B	38,800	563,406
	SSAB Swedish Steel Series A	4,700	211,175
	SSAB Swedish Steel Series B	2,600	109,773
	Svenska Cellulosa AB Series B	19,300	809,339
	Svenska Handelsbanken Series A	51,900	1,350,670

24

	Swedish Match AB (Frueher Svenska Taendsticks AB)	31,700	424,488
	Tele2 AB Series A	2,400	26,116
	Tele2 AB Series B	33,950	366,424
	Telefon AB L.M. Ericsson Series B	1,508,800	5,141,211
	TeliaSonera AB	555,400	2,957,756
	Trelleborg AB Series B	5,600	116,629
	Volvo AB Series A	11,700	495,603
	Volvo AB Series B	24,700	1,077,610

TOTAL — SWEDEN			27,801,095

HONG KONG — (1.7%)
COMMON STOCKS — (1.7%)
	ASM Pacific Technology, Ltd.	17,000	94,677
	Bank of East Asia, Ltd.	134,873	461,220
	Cathay Pacific Airways, Ltd.	221,000	409,613
	Chaoda Modern Agriculture (Holdings), Ltd.	88,000	52,824
	Cheung Kong Holdings, Ltd.	151,600	1,589,095
	Cheung Kong Infrastructure Holdings, Ltd.	129,000	404,497
*	China Mengniu Dairy Co., Ltd.	134,000	138,903
	China Merchants Holdings (International) Co., Ltd.	107,015	302,441
*	China Netcom Group Corp. (Hong Kong), Ltd.	297,000	527,338
	China Overseas Land & Investment, Ltd.	344,000	186,841
*	China Resources Power Holdings Co., Ltd.	176,000	117,288
*	China State Construction International Holdings, Ltd.	1,111	353
	China Travel International Investment, Ltd.	218,000	58,531
	China Unicom, Ltd.	642,000	552,017
	CITIC International Financial	84,000	38,026
#	Citic Pacific, Ltd.	103,000	306,246
	CLP Holdings, Ltd.	177,400	1,014,253
	CNOOC, Ltd.	2,166,500	1,795,402
	CNPC (Hong Kong), Ltd.	190,000	56,611
	Dah Sing Banking Group, Ltd.	720	1,414
	Dah Sing Financial Holdings, Ltd.	12,059	84,161
	Esprit Holdings, Ltd.	87,541	669,504
	First Pacific Co., Ltd.	202,000	71,700
*	Foxconn International Holdings, Ltd.	314,000	540,129
	Galaxy Entertainment Group, Ltd.	144,000	93,079
	Giordano International, Ltd.	98,000	51,956
	Global Bio-Chem Technology Group Co., Ltd.	108,000	60,793
	GOME Electrical Appliances Holdings, Ltd.	82,000	77,241
	Great Eagle Holdings, Ltd.	26,000	83,760
	Hang Lung Group, Ltd.	84,000	184,990
	Hang Lung Properties, Ltd.	113,500	203,134
	Hang Seng Bank, Ltd.	131,100	1,752,900
	Henderson Investment, Ltd.	137,000	258,928
	Henderson Land Development Co., Ltd.	117,000	623,056
	Hengan International Group Co., Ltd.	48,000	64,739
	Hong Kong and China Gas Co., Ltd.	353,000	843,582
	Hong Kong and Shanghai Hotels, Ltd.	67,501	80,006
	Hong Kong Electric Holdings, Ltd.	133,707	615,681
*	Hopewell Highway Infrastructure, Ltd.	236,000	186,876
	Hopewell Holdings, Ltd.	59,000	164,431

25

	Hopson Development Holdings, Ltd.	50,000	90,671
*	Hutchison Telecommunications International, Ltd.	106,000	162,308
	Hutchison Whampoa, Ltd.	256,500	2,429,891
	Hysan Development Co., Ltd.	54,745	132,935
	Industrial & Commercial Bank of China (Asia), Ltd.	24,000	32,837
	Johnson Electric Holdings, Ltd.	168,000	163,737
#	Kerry Properties, Ltd.	41,952	133,601
	Kingboard Chemical Holdings, Ltd.	44,000	138,256
	Kowloon Motor Bus Holdings, Ltd.	17,600	102,917
#	Lenova Group, Ltd.	302,000	123,713
	Li & Fung, Ltd.	160,000	322,244
	Melco International Development, Ltd.	56,000	84,244
	MTR Corp., Ltd.	227,586	514,787
	New World China Land, Ltd.	165,200	73,447
	New World Development Co., Ltd.	159,907	254,144
#	NWS Holdings Ltd.	92,053	153,173
	PCCW, Ltd.	235,265	160,984
	Shanghai Industrial Holdings, Ltd.	39,000	83,493
	Shangri-La Asia, Ltd.	100,913	161,335
	Shun Tak Holdings, Ltd.	80,000	87,004
#	Sino Land Co., Ltd.	187,034	278,895
*	Sinochem Hong Kong Holdings, Ltd.	264,000	77,095
	Sun Hung Kai Properties, Ltd.	135,706	1,407,721
	Swire Pacific, Ltd. Series A	42,500	405,787
	Techtronic Industries Co., Ltd.	86,500	149,815
	Television Broadcasts, Ltd.	25,000	140,482
	Texwinca Holdings, Ltd.	34,000	26,704
	Tingyi (Cayman Islands) Holding Corp.	118,000	70,191
	Wharf Holdings, Ltd.	136,542	503,042
	Wheelock and Co., Ltd.	70,000	124,942
	Wheelock Properties, Ltd.	110,000	84,947
	Wing Hang Bank, Ltd.	16,500	127,073
	Wing Lung Bank, Ltd.	8,000	70,647
	Yue Yuen Industrial (Holdings), Ltd.	78,500	242,380

TOTAL — HONG KONG			23,933,678

FINLAND — (1.3%)
COMMON STOCKS — (1.3%)
	Elisa Oyj	13,163	265,817
	Fortum Oyj	113,088	2,735,937
	Kesko Oyj	6,400	201,134
	Kone Oyj Series B	10,280	424,963
	Metso Oyj	10,444	384,849
*	Neste Oil Oyj	28,272	863,692
	Nokia Oyj	422,721	7,865,922
	Nokian Renkaat Oyj	8,700	138,446
	Okobank Class A	8,700	146,370
	Orion-Yhtyma Oyj Series A	4,200	90,105
	Orion-Yhtyma Oyj Series B	6,900	148,613
	Outokumpu Oyj Series A	19,700	357,461
	Rautaruukki Oyj Series K	8,700	293,183
	Sampo Insurance Co., Ltd.	61,500	1,232,627

26

	Sanoma-Wsoy Oyj Series A	1,391	37,143
	Sanoma-Wsoy Oyj Series B	14,403	357,264
	Stockmann Oyj AB	1,020	40,108
	Stockmann Oyj Abp Series B	1,950	76,711
	Stora Enso Oyj Series R	67,900	967,539
	TietoEnator Oyj	7,060	253,742
	UPM-Kymmene Oyj	45,800	971,686
	Wartsila Corp. Oyj Series B	6,750	245,977
	YIT-Yhtyma Oyj	5,550	281,593

	TOTAL — FINLAND		18,380,882

	BELGIUM — (0.9%)
	COMMON STOCKS — (0.9%)
	AGFA-Gevaert NV, Mortsel	7,300	145,236
	Colruyt SA	1,700	244,900
*	Cumerio VVPR	55	6
	Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean	4,997	333,355
	Dexia SA	55,596	1,380,783
	Fortis AG	97,350	3,467,707
	Groupe Bruxelles Lambert SA	2,500	274,421
	InBev NV	29,842	1,379,545
	KBC Bancassurance Holding SA	28,460	2,971,108
	Mobistar SA	2,500	175,649
	Solvay SA	4,853	536,921
	Suez (ex Suez Lyonnaise des Eaux)	5,900	216,306
*	Suez SA Strip VVPR	11,992	143
	UCB SA	7,600	359,984
	Umicore	1,748	248,296
	TOTAL COMMON STOCKS		11,734,360

	RIGHTS/WARRANTS — (0.0%)
*	Umicore-Strip VVPR	55	7

	TOTAL — BELGIUM		11,734,367

	SINGAPORE — (0.7%)
	COMMON STOCKS — (0.7%)
	Asia Pacific Breweries, Ltd.	14,000	80,232
	Capitaland, Ltd.	115,500	297,541
# *	Chartered Semiconductor Manufacturing, Ltd.	112,000	91,957
	City Developments, Ltd.	32,000	186,557
	Comfortdelgro Corp., Ltd.	162,000	164,114
	Cosco Corp. (Singapore), Ltd.	46,000	33,541
	DBS Group Holdings, Ltd.	121,000	1,217,014
	Fraser & Neave, Ltd.	15,100	177,002
	Great Eastern Holdings, Ltd.	21,000	188,759
*	Hyflux, Ltd.	15,000	26,770
	Jardine Cycle & Carriage, Ltd.	9,200	58,009
	Keppel Corp., Ltd.	52,000	446,892
	Keppel Land, Ltd.	34,000	92,051

27

	MCL Land, Ltd.	6,636	7,143
	MobileOne, Ltd.	41,390	56,089
	Neptune Orient Lines, Ltd.	47,000	72,511
	Overseas Chinese Banking Corp., Ltd.	252,320	1,054,116
	Overseas Union Enterprise, Ltd.	6,000	43,907
	Parkway Holdings, Ltd.	98,000	147,552
	Raffles Holdings, Ltd.	46,000	21,459
	SembCorp Industries, Ltd.	73,320	140,314
	SembCorp Marine, Ltd.	55,000	98,976
	Singapore Airlines, Ltd.	85,000	771,463
	Singapore Land, Ltd.	11,000	41,064
*	Singapore Petroleum Co., Ltd.	11,000	34,145
	Singapore Post, Ltd.	102,000	75,887
	Singapore Press Holdings, Ltd.	142,000	387,277
	Singapore Technologies Engineering, Ltd.	174,000	325,176
	Singapore Telecommunications, Ltd.	1,367,000	2,191,421
	SMRT Corp., Ltd.	59,000	39,928
*	Starhub, Ltd.	90,000	121,021
*	STATS ChipPAC, Ltd.	80,000	55,808
	United Overseas Bank, Ltd.	124,000	1,141,306
	United Overseas Land, Ltd.	51,500	84,647
	Venture Corp., Ltd.	21,000	168,437

TOTAL — SINGAPORE			10,140,086

DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
	A P Moller - Maersk A.S.	325	2,978,779
	Carlsberg A.S. Series B	3,475	217,565
	Codan A.S.	1,450	95,400
	Coloplast A.S.	2,340	156,211
	Dampskibsselskabet Torm A.S.	1,700	82,667
	Danisco A.S.	4,350	319,072
	Danske Bank A.S.	46,956	1,674,311
	DSV, De Sammensluttede Vognmaend A.S.	1,980	265,924
	East Asiatic Co., Ltd.	2,525	252,422
	FLSmidth & Co. A.S.	1,500	47,037
	GN Great Nordic A.S.	21,220	282,822
	Group 4 Securicor A.S.	28,536	89,330
	H. Lundbeck A.S.	17,802	366,575
*	Jyske Bank A.S.	5,560	292,234
#	Novo-Nordisk A.S. Series B	24,250	1,425,482
	Novozymes A.S. Series B	4,880	292,262
	Rockwool A.S.	400	40,758
	Sydbank A.S.	5,940	174,571
*	Topdanmark A.S.	1,650	166,880
*	Vestas Wind Systems A.S.	16,066	336,600
*	William Demant Holding	3,260	189,876

TOTAL — DENMARK			9,746,778

28

IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
	Allied Irish Banks P.L.C.	83,158	1,985,116
	Anglo Irish Bank Corp. P.L.C.	63,415	1,039,462
	Bank of Ireland P.L.C.	92,665	1,649,710
	CRH P.L.C.	50,877	1,666,123
	Eircom Group P.L.C.	55,432	146,028
*	Elan Corp. P.L.C.	38,336	495,233
	Grafton Group P.L.C.	10,579	129,793
	Independent News & Media P.L.C.	77,963	248,155
	Irish Life & Permanent P.L.C.	24,811	546,687
	Kerry Group P.L.C.	22,953	507,875
	Kingspan Group P.L.C.	11,888	171,671
*	Ryanair Holdings P.L.C.	16,760	153,156

TOTAL — IRELAND			8,739,009

NORWAY — (0.6%)
COMMON STOCKS — (0.6%)
*	Aker Kvaerner OGEP ASA	467	37,728
	Det Norske Oljeselskap ASA	17,000	113,201
	DNB Nor ASA Series A	69,400	842,041
*	Fred Olsen Energy ASA	2,500	89,577
	Norsk Hydro ASA	16,900	1,979,548
	Norske Skogindustrier ASA Series A	12,285	183,820
	Odfjell ASA Series A	3,400	60,842
	Orkla ASA Series A	19,771	861,775
*	Petroleum Geo-Services ASA (New)	5,550	218,354
	Prosafe ASA	3,200	158,756
	Schibsted ASA	4,700	129,603
	Smedvig ASA Series A	3,800	115,517
	Statoil Den Norske Stats Oljeselskap ASA	98,701	2,527,611
	Storebrand ASA	24,100	266,037
	Tandberg ASA Series A	10,400	80,194
	Tomra Systems ASA	14,400	114,291
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	1,000	33,498
	Yara International ASA	20,200	306,670

TOTAL — NORWAY			8,119,063

GREECE — (0.5%)
COMMON STOCKS — (0.5%)
*	Agricultural Bank of Greece S.A.	11,076	78,419
	Alpha Bank A.E.	26,340	1,001,490
	Coca-Cola Hellenic Bottling Co. S.A.	16,870	502,831
	Cosmote Mobile Telecommunications S.A.	21,450	459,187
	EFG Eurobank Ergasias S.A.	18,520	735,351
*	Emporiki Bank of Greece S.A.	7,020	248,259
	Hellenic Petroleum S.A.	15,660	217,966
*	Hellenic Telecommunication Organization Co. S.A.	33,920	721,648
	Motor Oil (Hellas) Corinth Refineries S.A.	9,785	251,439
	National Bank of Greece	25,018	1,285,200
	Piraeus Bank S.A.	15,935	481,551

29

Public Power Corp. of Greece	15,920	355,393
Titan Cement Co.	5,140	244,657

TOTAL — GREECE		6,583,391

AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
* Betandwin.com Interactive Entertainment AG	2,186	254,155
Boehler-Uddeholm AG	986	184,975
Erste Bank der Oesterreichischen Sparkassen AG	13,510	821,227
EVN AG	1,049	104,033
* Immofinanz Immobilien Anlagen AG	8,273	84,443
Oesterreichische Elektrizitaetswirtschafts AG	810	376,732
OMV AG	17,280	1,071,686
Telekom Austria AG	35,563	813,440
Uniqa Versicherungen AG	7,460	243,612
Voestalpine AG	1,802	210,023
Wienerberger AG	4,749	220,182

TOTAL — AUSTRIA		4,384,508

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Banco BPI SA	44,098	238,186
Banco Comercial Portugues SA	210,677	625,520
# Banco Espirito Santo SA	19,360	319,020
Brisa Auto Estradas de Portugal SA	27,775	244,759
Cimpor Cimentos de Portugal SA	34,848	213,106
Energias de Portugal SA	199,346	696,232
Portugal Telecom SA	75,151	867,181
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	12,820	155,474
* Sonae Industria SGPS SA	7,384	65,010
Sonae SGPS SA	108,923	168,826

TOTAL — PORTUGAL		3,593,314

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Air New Zealand, Ltd.	29,483	25,147
Auckland International Airport, Ltd.	95,556	117,883
Contact Energy, Ltd.	47,343	225,009
Fisher & Paykel Apppliances Holdings, Ltd.	22,478	58,225
Fisher & Paykel Healthcare Corp.	43,389	108,216
Fletcher Building, Ltd.	42,093	219,323
New Zealand Refining Co., Ltd.	15,823	64,211
Sky City Entertainment Group, Ltd.	38,163	126,190
* Sky Network Television, Ltd.	35,044	146,752
Telecom Corporation of New Zealand, Ltd.	191,026	671,785
Trustpower, Ltd.	21,162	89,594
Warehouse Group, Ltd.	14,200	36,017

TOTAL — NEW ZEALAND		1,888,352

30

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (6.7%)

Repurchase Agreement, Deutsche Bank Securities 4.52%, 03/01/06 (Collateralized by $90,385,266 U.S. STRIPS, 08/15/09 & 11/15/19; U.S. Treasury Bills 4.644%, 06/22/06 & 4.637%, 06/29/06; U.S. Treasury Bond 5.50%, 08/15/28; & U.S. Treasury Note 3.625%, 06/30/07, valued at $83,369,656) to be repurchased at $81,744,167	$81,734	81,733,905

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $10,238,000 FHLMC Notes 4.00%, 09/22/09, valued at $10,097,228) to be repurchased at $9,949,216	9,948	9,948,000
TOTAL TEMPORARY CASH INVESTMENTS		91,681,905

TOTAL INVESTMENTS - (100.0%)
(Cost $1,057,604,217)##		$1,380,798,806

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value ††

JAPAN — (23.4%)
COMMON STOCKS — (23.4%)
* #	A&A Material Corp.	12,000	$22,398
	Achilles Corp.	17,000	35,429
	Adenka Corp.	7,000	111,737
	Aderans Co., Ltd.	1,900	52,529
	Advan Co., Ltd.	1,600	30,406
	Advantest Corp.	1,000	113,126
	AEON Co., Ltd.	3,600	85,885
	Aeon Mall Co., Ltd.	1,600	70,945
	Aica Kogyo Co., Ltd.	2,000	27,134
	Aichi Bank, Ltd.	600	67,065
	Aichi Corp.	4,600	37,935
	Aichi Machine Industry Co., Ltd.	8,000	28,938
	Aichi Steel Corp.	6,000	53,984
	Aioi Insurance Co., Ltd.	19,000	140,214
#	Air Water, Inc.	7,000	65,981
	Airport Facilities Co., Ltd.	6,000	39,445
	Aisan Industry Co., Ltd.	3,600	39,433
	Aisin Seiki Co., Ltd.	4,900	173,896
	Ajinomoto Co., Inc.	23,000	244,898
#	Akebono Brake Industry Co., Ltd.	5,000	51,318
	Akita Bank, Ltd.	7,000	36,833
	Alfresa Holdings Corp.	1,900	110,874
	Aloka Co., Ltd.	4,000	35,764
#	Alpha Systems, Inc.	1,300	33,221
	Alpine Electronics, Inc.	2,800	38,657
	Alps Electric Co., Ltd.	14,000	218,912
	Alps Logistics Co., Ltd.	400	8,823
	Amada Co., Ltd.	21,000	198,197
	Amano Corp.	2,000	36,016
	Ando Corp.	9,000	25,385
	Anritsu Corp.	4,000	22,943
	AOC Holdings, Inc.	2,900	52,150
	Aoki International Co., Ltd.	2,000	39,538
	Aomori Bank, Ltd.	10,000	38,810
	Aoyama Trading Co., Ltd.	3,800	117,054
	Ariake Japan Co., Ltd.	900	25,209
#	Arisawa Manufacturing Co., Ltd.	2,700	54,364
	As One Corp.	1,600	38,805
	Asahi Breweries, Ltd.	13,300	179,768
	Asahi Diamond Industrial Co., Ltd.	3,000	27,898
	Asahi Glass Co., Ltd.	11,000	155,352
	Asahi Kasei Corp.	40,000	263,855

1

	Asahi Soft Drinks Co., Ltd.	3,000	35,905
	Asatsu-Dk, Inc.	1,500	53,861
	Asics Corp.	5,000	47,419
	Astellas Pharma, Inc.	1,900	73,350
	Asunaro Construction, Ltd.	4,000	38,226
	Autobacs Seven Co., Ltd.	1,900	95,402
	Awa Bank, Ltd.	13,000	82,796
#	Bando Chemical Industries, Ltd.	15,000	67,745
	Bank of Ikeda, Ltd.	900	49,083
	Bank of Iwate, Ltd.	1,100	71,760
	Bank of Kyoto, Ltd.	15,000	175,010
	Bank of Nagoya, Ltd.	11,000	77,489
	Bank of Okinawa, Ltd.	1,200	50,775
	Bank of Saga, Ltd.	12,000	47,680
	Bank of the Ryukyus, Ltd.	1,200	36,638
	Bank of Yokohama, Ltd.	33,000	266,114
	Benesse Corp.	4,000	137,173
	Best Denki Co., Ltd.	8,000	37,049
	Bosch Corp.	9,000	38,958
	Bridgestone Corp.	13,000	253,512
	Brother Industries, Ltd.	17,000	182,422
	Bull Dog Sauce Co., Ltd.	3,000	33,223
	Bunka Shutter Co., Ltd.	7,000	42,900
#	Calpis Co., Ltd.	6,000	48,869
#	Calsonic Kansei Corp.	13,000	89,963
	Canon Electronics, Inc.	1,000	34,873
	Canon Finetech, Inc.	2,000	37,406
	Canon Sales Co., Inc.	6,000	128,300
#	Capcom Co., Ltd.	1,900	22,057
	Casio Computer Co., Ltd.	2,000	32,381
*	Cawachi, Ltd.	1,200	46,520
#	Central Finance Co., Ltd.	4,000	34,428
	Central Glass Co., Ltd.	14,000	78,921
	Central Japan Railway Co.	18	176,273
	Century Leasing System, Inc.	2,300	34,863
	CFS Corp.	4,500	31,346
	Chiba Bank, Ltd.	21,000	176,883
*	Chiba Kogyo Bank, Ltd.	1,800	32,957
	Chino Corp.	8,000	27,629
	Chiyoda Co., Ltd.	2,600	68,191
	Chiyoda Corp.	2,000	48,221
	Chubu Electric Power Co., Ltd.	6,100	161,693
#	Chudenko Corp.	2,600	47,409
	Chuetsu Pulp and Paper Co., Ltd.	10,000	28,301
*	Chugai Mining Co., Ltd.	20,600	23,458
	Chugai Pharmaceutical Co., Ltd.	1,600	29,339
#	Chugai Ro Co., Ltd.	8,000	38,841
	Chugoku Bank, Ltd.	12,000	172,508
	Chugoku Electric Power Co., Ltd.	3,800	82,307
	Chukyo Bank, Ltd.	14,000	49,465
	Chuo Spring Co., Ltd., Nagoya	7,000	41,311
	Circle K Sunkus Co., Ltd.	3,000	69,778
	Citizen Watch Co., Ltd.	22,000	196,538
	CKD Corp.	2,000	30,126

2

	CMK Corp.	1,700	30,920
	Coca-Cola Central Japan Co., Ltd.	3	25,738
#	Coca-Cola West Japan Co., Ltd.	3,400	81,467
* #	Columbia Music Entertainment, Inc.	23,000	32,037
	Commuture Corp.	3,000	29,662
	Computer Engineering & Consulting, Ltd.	2,800	33,715
	Comsys Holdings Corp.	7,000	97,324
#	Corona Corp.	2,100	43,937
	Cosel Co., Ltd.	800	31,558
	Cosmo Oil Co., Ltd.	42,000	213,537
#	Cosmo Securities Co., Ltd.	14,000	35,383
	Credit Saison Co., Ltd.	3,400	160,573
	CSK Corp.	2,000	90,939
#	Culture Convenience Club Co., Ltd.	1,200	35,135
	D&M Holdings, Inc.	2,000	7,909
	Dai Nippon Ink & Chemicals, Inc.	21,000	85,166
	Dai Nippon Printing Co., Ltd.	16,000	282,790
	Dai Nippon Screen Mfg. Co., Ltd.	5,000	46,371
	Dai Nippon Sumitomo Pharma Co., Ltd.	6,000	67,405
	Daibiru Corp.	4,000	42,970
	Daicel Chemical Industries, Ltd.	17,000	136,829
	Dai-Dan Co., Ltd.	4,000	29,183
	Daido Steel Co., Ltd.	14,000	122,220
	Daifuku Co., Ltd.	2,000	36,925
	Daihatsu Motor Co., Ltd.	9,000	89,535
	Daihen Corp.	13,000	62,830
	Daiho Corp.	10,000	27,670
	Dai-Ichi Jitsugyo Co., Ltd.	7,000	37,885
#	Daiken Corp.	10,000	38,939
	Daiki Co., Ltd.	2,200	27,611
	Daikin Industries, Ltd.	3,000	99,825
#	Daiko Clearing Services Corp.	2,000	43,738
	Daimaru, Inc.	3,000	40,344
	Daimei Telecom Engineering Corp.	4,000	59,459
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	8,000	41,190
#	Daio Paper Corp.	6,000	63,732
	Daisan Bank, Ltd.	6,000	19,748
	Daishi Bank, Ltd.	15,000	74,235
	Daisyo Corp.	2,500	37,840
	Daito Trust Construction Co., Ltd.	800	37,463
	Daiwa House Industry Co., Ltd.	17,000	272,080
	Daiwa Securities Co., Ltd.	10,000	118,722
#	Daiwabo Co., Ltd.	17,000	68,338
	Daiwabo Information System Co., Ltd.	1,500	28,782
	Denki Kagaku Kogyo KK	26,000	109,169
#	Denki Kogyo Co., Ltd.	5,000	56,157
	Denso Corp.	9,400	342,916
	Dentsu, Inc.	55	184,088
	Denyo Co., Ltd.	2,000	28,390
	Descente, Ltd.	6,000	35,155
	Disco Corp.	700	42,576
	Don Quijote Co., Ltd.	400	30,420
#	Doshisha Co., Ltd.	2,900	59,170
	Doutor Coffee Co., Ltd.	1,000	20,168

3

	Dowa Mining Co., Ltd.	6,000	66,081
	DTS Corp.	1,100	35,994
	DyDo Drinco, Inc.	1,100	44,388
#	Eagle Industry Co., Ltd.	4,000	32,249
	East Japan Railway Co.	19	135,164
	Ebara Corp.	12,000	74,615
	Edion Corp.	3,800	79,286
#	Eighteenth Bank, Ltd.	6,000	36,973
	Eisai Co., Ltd.	1,700	78,620
	Eizo Nanao Corp.	800	29,047
#	Eneserve Corp.	1,700	29,359
#	Enplas Corp.	800	20,545
	Exedy Corp.	1,700	50,062
	Ezaki Glico Co., Ltd.	9,000	84,255
#	Familymart Co., Ltd.	2,500	78,480
	Fancl Corp.	1,000	69,167
	Fanuc, Ltd.	900	75,892
#	Fast Retailing Co., Ltd.	300	26,037
* #	FDK Corp.	12,000	21,949
	FP Corp.	1,600	50,315
#	France Bed Holdings Co., Ltd.	8,000	18,911
#	Fuji Co., Ltd.	2,400	37,247
	Fuji Electric Holdings Co., Ltd.	32,000	149,604
	Fuji Fire & Marine Insurance Co., Ltd.	13,000	52,481
	Fuji Heavy Industries, Ltd.	32,000	173,398
	Fuji Oil Co., Ltd.	3,000	28,292
	Fuji Photo Film Co., Ltd.	13,000	416,004
	Fuji Soft ABC, Inc.	1,800	50,748
	Fujicco Co., Ltd.	3,000	43,768
	Fujikura, Ltd.	21,000	233,209
*	Fujita Corp.	3,700	31,503
#	Fujitec Co., Ltd.	7,000	43,815
#	Fujitsu Business Systems, Ltd.	2,600	46,541
	Fujitsu Devices, Inc.	2,000	28,543
	Fujitsu, Ltd.	29,000	231,074
	Fukuda Corp.	5,000	26,339
	Fukui Bank, Ltd.	8,000	29,533
	Fukuoka Bank, Ltd.	18,000	152,714
	Fukushima Bank, Ltd.	9,000	17,528
#	Fukuyama Transporting Co., Ltd.	6,000	25,193
	Funai Electric Co., Ltd.	1,400	123,330
*	Furukawa Co., Ltd.	11,000	26,545
	Furusato Industries, Ltd.	2,000	41,970
	Fuso Pharmaceutical Industries, Ltd.	9,000	28,896
#	Futaba Industrial Co., Ltd.	3,500	79,121
*	Fuyo General Lease Co., Ltd.	1,000	41,583
	Gakken Co., Ltd.	10,000	23,488
	Gigas K’s Denki Corp.	200	6,513
	Glory, Ltd.	3,800	85,339
	Godo Steel, Ltd.	9,000	60,339
	Goldcrest Co., Ltd.	500	38,974
*	Goldwin, Inc.	8,000	25,566
	Goodwill Group, Inc.	36	25,717
* #	GS Yuasa Corp.	15,000	37,584

4

*	GSI Creos Corp.	12,000	23,594
	Gun-Ei Chemical Industry Co., Ltd.	9,000	36,241
	Gunma Bank, Ltd.	26,000	193,567
	Gunze, Ltd.	14,000	89,292
	H.I.S. Co., Ltd.	1,200	30,587
	Hachijuni Bank, Ltd.	28,000	216,077
	Hagoromo Foods Corp.	3,000	31,424
#	Hamamatsu Photonics K.K.	1,400	39,644
	Hankyu Department Stores, Inc.	9,000	79,441
	Hankyu Holdings, Inc.	18,000	95,260
#	Hanshin Electric Railway Co., Ltd.	7,000	60,307
	Hanwa Co., Ltd.	9,000	39,378
	Happinet Corp.	1,100	29,665
* #	Haseko Corp.	21,000	73,173
#	Heiwa Corp.	3,700	56,926
	Heiwado Co., Ltd.	4,000	79,428
	Higashi-Nippon Bank, Ltd.	7,000	36,686
	Higo Bank, Ltd.	15,000	122,577
	Hino Motors, Ltd.	17,000	107,338
	Hirose Electric Co., Ltd.	200	27,000
	Hiroshima Bank, Ltd.	35,000	211,480
	Hisamitsu Pharmaceutical Co., Inc.	1,000	23,860
	Hitachi Cable, Ltd.	12,000	67,742
	Hitachi High-Technologies Corp.	4,200	109,723
	Hitachi Information Systems, Ltd.	1,500	35,638
	Hitachi Koki Co., Ltd.	5,000	78,977
	Hitachi Kokusai Electric, Inc.	3,000	36,424
	Hitachi Maxell, Ltd.	4,700	76,455
	Hitachi Medical Corp.	4,000	49,345
	Hitachi Metals, Ltd.	5,000	52,929
	Hitachi Plant Engineering & Construction Co., Ltd.	3,000	21,524
	Hitachi Software Engineering Co., Ltd.	3,400	63,141
#	Hitachi Systems & Services, Ltd.	1,000	24,975
	Hitachi Transport System, Ltd.	4,000	38,048
*	Hitachi Zosen Corp.	18,000	33,561
	Hochiki Corp.	5,000	28,068
	Hodogaya Chemical Co., Ltd.	7,000	39,887
	Hogy Medical Co., Ltd.	800	40,231
	Hokkaido Electric Power Co., Inc.	2,400	56,332
	Hokkoku Bank, Ltd.	15,000	69,311
	Hokuetsu Paper Mills, Ltd.	6,000	36,957
	Hokugin Financial Group, Inc.	11,000	47,350
	Hokuriku Electric Power Co., Inc.	2,000	45,253
	Hokuto Corp.	1,300	20,499
	Homac Corp.	1,200	20,673
	Honda Motor Co., Ltd.	500	29,205
	Horiba, Ltd.	1,000	29,002
	Horipro, Inc.	2,000	24,615
	Hosiden Corp.	3,000	34,677
	House Foods Corp.	5,100	78,849
	Hoya Corp.	2,100	83,316
	Hyakugo Bank, Ltd.	10,000	67,161
	Hyakujishi Bank, Ltd.	14,000	89,953
	Ibiden Co., Ltd.	900	42,174

5

	Ichiyoshi Securities Co., Ltd.	2,000	39,333
	Icom, Inc.	800	27,620
#	Idec Izumi Corp.	1,500	25,080
	Ihara Chemical Industry Co., Ltd.	7,000	25,489
	Iino Kaiun Kaisha, Ltd.	5,000	47,266
	Impact 21 Co., Ltd.	1,600	38,555
*	Impress Corp.	43	20,498
	Inaba Denki Sangyo Co., Ltd.	600	23,206
	Inaba Seisa Kusho Co., Ltd.	1,500	27,200
	Inabata and Co., Ltd.	4,000	34,640
	Inageya Co., Ltd.	5,000	39,017
#	Ines Corp.	2,800	21,798
	Intec, Inc.	3,000	45,123
* #	Invoice, Inc.	490	25,438
#	Iseki & Co., Ltd.	16,000	71,038
	Isetan Co., Ltd.	4,000	72,383
	Ishihara Sangyo Kaisha, Ltd.	14,000	27,682
*	Ishikawajima-Harima Heavy Industries Co., Ltd.	15,000	45,487
	Isuzu Motors, Ltd.	31,000	106,747
#	ITO EN, Ltd.	1,000	31,073
	Itochu Corp.	11,000	91,427
	Itochu Enex Co., Ltd.	2,600	19,400
	Itochu Shokuh Co., Ltd.	900	34,077
	Itochu Techno-Science Corp.	900	34,686
#	Iwasaki Electric Co., Ltd.	8,000	25,419
#	Iwatani International Corp.	14,000	46,856
	Iyo Bank, Ltd.	17,000	167,251
	Izumi Co., Ltd.	1,200	40,858
	Izumiya Co., Ltd.	3,000	24,735
*	J Bridge Corp.	2,600	21,196
	Japan Airport Terminal Co., Ltd.	3,000	27,241
	Japan Aviation Electronics Industry, Ltd.	3,000	43,681
#	Japan Cash Machine Co., Ltd.	1,100	20,994
	Japan Digital Laboratory Co., Ltd.	2,400	31,959
	Japan Medical Dynamic Marketing, Inc.	2,600	20,789
	Japan Petroleum Exploration Co., Ltd.	1,000	61,326
#	Japan Pulp and Paper Co., Ltd.	10,000	43,392
*	Japan Radio Co., Ltd.	9,000	27,638
	Japan Steel Works, Ltd.	4,000	24,748
	Japan Transcity Corp.	6,000	27,660
#	Japan Vilene Co., Ltd.	3,000	22,631
	Japan Wool Textile Co., Ltd.	6,000	53,083
	Jastec Co., Ltd.	1,500	31,274
#	Jeol, Ltd.	7,000	36,828
	JFE Holdings, Inc.	10,100	372,275
*	JFE Shoji Holdings, Inc.	5,000	25,625
	JGC Corp.	3,000	63,727
	Joban Kosan Co., Ltd.	13,000	25,717
	J-Oil Mills, Inc.	5,000	28,309
	Joshin Denki Co., Ltd.	5,000	34,889
	JS Group Corp.	12,000	234,208
	JSP Corp.	3,400	32,727
	JSR Corp., Tokyo	2,000	58,900
	Juki Corp.	5,000	28,071

6

	Juroku Bank, Ltd.	18,000	127,352
	Kadokawa Holdings, Inc.	1,600	55,296
	Kaga Electronics Co., Ltd.	800	20,192
#	Kagome Co., Ltd.	2,800	34,812
	Kagoshima Bank, Ltd.	10,000	79,782
#	Kahma Co., Ltd.	1,200	32,321
	Kajima Corp.	9,000	52,741
	Kaken Pharmaceutical Co., Ltd.	3,000	24,763
	Kamei Corp.	4,000	39,035
	Kamigumi Co., Ltd.	20,000	152,630
	Kanaden Corp.	5,000	33,119
	Kanamoto Co., Ltd.	5,000	31,996
	Kandenko Co., Ltd.	8,000	57,614
	Kaneka Corp.	8,000	105,288
*	Kanematsu Corp.	9,000	17,297
	Kansai Electric Power Co., Inc.	5,100	118,676
	Kansai Paint Co., Ltd., Osaka	11,000	94,020
	Kanto Auto Works, Ltd.	2,500	36,434
	Kanto Natural Gas Development Co., Ltd.	5,000	39,532
*	Kanto Tsukuba Bank, Ltd.	1,500	28,272
	Kao Corp.	3,000	81,487
	Katakura Industries Co., Ltd.	2,000	35,271
	Kato Sangyo Co., Ltd.	2,000	36,303
	Kato Works Co., Ltd.	7,000	28,413
	Katokichi Co., Ltd.	7,800	53,650
	Kawada Industries, Inc.	10,000	26,407
	Kawasaki Heavy Industries, Ltd.	14,000	47,957
#	Kawasaki Kisen Kaisha, Ltd.	30,000	186,606
#	Kayaba Industry Co., Ltd.	11,000	37,563
	KDDI Corp.	13	66,772
	Keihanshin Real Estate Co., Ltd.	5,000	39,019
	Keihin Co., Ltd.	7,000	27,215
	Keihin Corp.	2,800	67,977
	Keihin Electric Express Railway Co., Ltd.	12,000	99,994
	Keio Electric Railway Co., Ltd.	11,000	67,982
	Keisei Electric Railway Co., Ltd.	14,000	90,041
	Keiyo Bank, Ltd.	18,000	122,323
	Kentucky Fried Chicken Japan, Ltd.	2,000	36,952
	Kenwood Corp.	17,000	36,571
	Key Coffee, Inc.	2,200	30,579
	Kikkoman Corp.	8,000	78,385
	Kinden Corp.	8,000	75,633
#	Kinki Coca-Cola Bottling Co., Ltd.	2,000	21,499
#	Kinki Sharyo Co., Ltd., Nagaokakyo	7,000	31,162
	Kintetsu Corp.	22,000	85,179
	Kintetsu World Express, Inc.	1,000	24,617
	Kinugawa Rubber Industrial Co., Ltd.	11,000	23,276
	Kioritz Corp.	8,000	27,901
	Kirin Beverage Corp.	2,000	46,640
	Kirin Brewery Co., Ltd.	28,000	368,485
#	Kishu Paper Co., Ltd.	10,000	23,343
	Kisoji Co., Ltd.	2,000	39,452
	Kissei Pharmaceutical Co., Ltd.	4,000	68,315
#	Kitano Construction Corp.	10,000	35,860

7

	Kitz Corp.	5,000	46,999
*	Kiyo Holdings, Inc.	17,000	46,555
	Koa Corp.	2,100	24,771
	Kobayashi Pharmaceutical Co., Ltd.	900	30,005
	Kobe Steel, Ltd.	38,000	144,411
	Koito Industries, Ltd.	7,000	35,603
	Koito Manufacturing Co., Ltd.	9,000	111,680
* #	Kokusai Kogyo Co., Ltd.	6,000	21,783
	Kokuyo Co., Ltd.	4,100	61,092
	Komatsu, Ltd.	6,000	106,407
	Komeri Co., Ltd.	1,200	44,459
	Komori Corp.	7,000	147,596
	Konaka Co., Ltd.	1,800	34,424
	Konami Co., Ltd.	2,400	59,173
	Konica Minolta Holdings, Inc.	16,500	205,716
	Kose Corp.	1,000	40,987
	Kosei Securities Co., Ltd.	13,000	30,965
	Koyo Seiko Co.	2,000	37,885
	Kubota Corp.	11,000	107,578
	Kumiai Chemical Industry Co., Ltd.	10,000	24,823
	Kurabo Industries, Ltd.	16,000	55,216
	Kuraray Co., Ltd.	15,500	186,326
	Kureha Chemical Industry Co., Ltd.	6,000	31,589
	Kurita Water Industries, Ltd.	7,000	150,187
#	Kuroda Electric Co., Ltd.	1,300	17,324
	Kyocera Corp.	3,000	265,158
	Kyodo Printing Co., Ltd.	15,000	70,891
#	Kyodo Shiryo Co., Ltd.	17,000	31,773
#	Kyoei Tanker Co., Ltd.	8,000	26,659
	Kyokuto Kaihatsu Kogyo Co., Ltd.	3,700	33,403
#	Kyokuyo Co., Ltd.	13,000	32,034
	KYORIN Pharmaceutical Co., Ltd.	2,000	25,735
	Kyoritsu Maintenance Co., Ltd.	1,200	46,772
	Kyosan Electric Manufacturing Co., Ltd.	9,000	33,398
	Kyowa Exeo Corp.	3,000	38,708
	Kyowa Hakko Kogyo Co., Ltd.	24,000	182,125
	Kyudenko Corp.	5,000	31,569
	Kyushu Electric Power Co., Inc.	3,300	79,602
* #	Kyushu-Shinwa Holdings, Inc.	13,000	29,992
#	Laox Co., Ltd.	10,000	36,349
	Lawson Inc.	1,100	41,072
*	Leopalace21 Corp.	1,000	35,969
	Lintec Corp.	2,000	48,741
#	Lion Corp.	12,000	77,305
#	Mabuchi Motor Co., Ltd.	1,900	97,401
	Macnica, Inc.	1,200	33,039
	Maeda Corp.	11,000	68,169
	Maeda Road Construction Co., Ltd.	3,000	24,565
#	Maezawa Industries, Inc.	3,100	21,733
	Makino Milling Machine Co., Ltd.	2,000	23,059
	Makita Corp.	4,000	116,328
	Mandom Corp.	900	23,548
	Mars Engineering Corp.	900	25,365
	Marubeni Corp.	40,000	198,387

8

	Marubun Corp.	2,800	39,436
	Marudai Food Co., Ltd.	13,000	30,566
	Maruei Department Store Co., Ltd.	9,000	24,103
	Maruha Group, Inc.	17,000	38,296
	Marui Co., Ltd.	9,100	172,400
	Maruichi Steel Tube, Ltd.	4,000	101,551
	Marusan Securities Co., Ltd.	4,000	46,705
	Maruwa Co., Ltd.	1,200	30,220
#	Maruyama Manufacturing Co., Inc.	7,000	22,284
#	Matsuda Sangyo Co., Ltd.	2,200	43,112
*	Matsui Securities Co., Ltd.	2,700	37,091
	Matsumotokiyoshi Co., Ltd.	1,700	46,990
	Matsushita Electric Industrial Co., Ltd.	36,000	757,059
	Matsushita Electric Works, Ltd.	12,000	139,792
#	Matsuya Co., Ltd.	2,000	44,140
#	Matsuzakaya Co., Ltd.	6,000	48,102
	Max Co., Ltd.	4,000	56,558
	Mazda Motor Corp.	5,000	28,436
	Mediceo Paltac Holdings Co., Ltd.	5,200	85,496
#	Meidensha Corp.	13,000	47,332
	Meiji Dairies Corp.	18,000	97,578
	Meiji Seika Kaisha, Ltd. Tokyo	22,000	112,657
	Meitec Corp.	1,200	41,203
#	Meito Sangyo Co., Ltd.	2,300	47,580
	Mercian Corp.	13,000	42,620
	Michinoku Bank, Ltd.	5,000	19,216
	Mikuni Coca-Cola Bottling Co., Ltd.	4,000	42,303
	Millea Holdings, Inc.	25	508,750
	Minato Bank, Ltd.	13,000	42,888
	Minebea Co., Ltd.	7,000	42,125
	Ministop Co., Ltd.	1,000	23,321
	Miraca Holdings, Inc.	2,500	49,205
*	Misawa Homes Holdings, Inc.	1,000	51,658
	MISUMI Group, Inc.	500	20,176
	Mito Securities Co., Ltd.	5,000	40,510
	Mitsubishi Corp.	9,000	208,810
	Mitsubishi Electric Corp.	13,000	103,521
	Mitsubishi Estate Co., Ltd.	5,000	105,444
	Mitsubishi Gas Chemical Co., Inc.	11,000	129,913
	Mitsubishi Heavy Industries, Ltd.	67,000	314,683
*	Mitsubishi Kakoki Kaisha, Ltd.	7,000	27,429
	Mitsubishi Logistics Corp.	7,000	109,190
#	Mitsubishi Materials Corp.	10,000	51,697
* #	Mitsubishi Motors Corp.	50,000	103,393
*	Mitsubishi Paper Mills, Ltd.	23,000	49,307
	Mitsubishi Pencil Co., Ltd.	3,000	35,917
	Mitsubishi Plastics, Inc.	14,000	46,449
	Mitsubishi Rayon Co., Ltd.	13,000	104,460
#	Mitsubishi Steel Manufacturing Co., Ltd.	6,000	37,771
	Mitsubishi UFJ Financial Group, Inc.	24	356,336
	Mitsubishi UFJ Securities Co., Ltd.	4,000	58,213
	Mitsuboshi Belting, Ltd.	6,000	47,963
	Mitsui & Co., Ltd.	19,000	259,948
	Mitsui Chemicals, Inc.	27,000	216,253

9

	Mitsui Engineering and Shipbuilding Co., Ltd.	34,000	106,306
	Mitsui High-Tec, Inc.	2,300	29,882
	Mitsui Home Co., Ltd.	3,000	22,478
	Mitsui Mining and Smelting Co., Ltd.	11,000	74,336
*	Mitsui Mining Co., Ltd.	15,000	35,097
	Mitsui O.S.K. Lines, Ltd.	6,000	43,749
#	Mitsui Sugar Co., Ltd.	5,000	21,764
	Mitsui Sumitoma Insurance Co., Ltd.	24,000	316,524
	Mitsui Trust Holdings, Inc.	5,000	73,309
	Mitsui-Soko Co., Ltd.	9,000	52,895
#	Mitsukoshi, Ltd.	13,000	73,922
	Mitsumi Electric Co., Ltd.	3,100	38,225
	Mitsuuroko Co., Ltd.	3,000	20,560
	Miura Co., Ltd.	1,300	32,985
	Miyazaki Bank, Ltd.	10,000	49,747
#	Miyoshi Oil & Fat Co., Ltd.	13,000	29,626
	Mizuho Financial Group, Inc.	37	294,935
*	Mizuho Investors Securities Co., Ltd.	12,000	36,227
	Mizuho Trust & Banking Co., Ltd.	10,000	30,500
#	Mizuno Corp.	9,000	61,541
#	Mochida Pharmaceutical Co., Ltd.	6,000	56,340
#	Modec, Inc.	1,300	33,884
#	Mori Seiki Co., Ltd.	3,400	62,724
	Morinaga & Co., Ltd.	7,000	17,990
#	Morinaga Milk Industry Co., Ltd.	9,000	31,273
	Morita Corp.	9,000	73,975
#	MOS Food Services, Inc.	3,000	45,672
	Murata Manufacturing Co., Ltd.	3,300	203,494
	Musashino Bank, Ltd.	1,700	97,312
	Myojo Foods Co., Ltd.	5,000	27,273
	Nabtesco Corp.	7,000	78,412
	Nachi-Fujikoshi Corp.	5,000	30,565
	Nagano Bank, Ltd.	10,000	38,130
	Nagase & Co., Ltd.	6,000	76,665
	Nagoya Railroad Co., Ltd.	20,000	69,897
	Nakabayashi Co., Ltd.	9,000	25,385
	Nakamuraya Co., Ltd.	5,000	32,687
	Nakayama Steel Works, Ltd.	8,000	39,166
*	Namco Bandai Holdings, Inc.	5,000	62,114
	Nanto Bank, Ltd.	11,000	64,567
	NEC Corp.	73,000	448,063
#	NEC Fielding, Ltd.	2,800	46,918
	NEC Mobiling, Ltd.	1,700	32,466
	NEC System Integration & Construction, Ltd.	1,600	20,392
	NEC Tokin Corp.	5,000	28,892
	NEOMAX Co., Ltd.	1,000	29,171
	Net One Systems Co., Ltd.	27	54,074
#	Neturen Co., Ltd., Tokyo	3,100	37,499
	NGK Insulators, Ltd.	9,000	121,635
	NGK Spark Plug Co., Ltd.	5,000	113,353
	NHK Spring Co., Ltd.	4,000	47,456
*	Nice Corp.	8,000	32,356
	Nichia Steel Works, Ltd.	6,000	31,188
	Nichias Corp.	8,000	51,997

10

	Nichicon Corp.	6,000	75,458
	Nichiha Corp.	2,000	35,029
#	Nichii Gakkan Co.	900	19,526
#	Nichimo Corp.	15,000	21,402
	Nichirei Corp.	22,000	100,932
	Nidec Corp.	1,300	102,451
	Nidec Sankyo Corp.	3,000	45,270
#	Nidec Tosok Corp.	2,600	32,190
	Nifco, Inc.	2,000	43,723
	Nihon Dempa Kogyo Co., Ltd.	1,400	58,548
	Nihon Kohden Corp.	3,000	50,062
	Nihon Parkerizing Co., Ltd.	2,000	29,538
#	Nihon Unisys, Ltd.	3,600	50,251
	Nikken Chemicals Co., Ltd.	10,000	29,485
	Nikkiso Co., Ltd.	4,000	31,910
	Nikko Cordial Corp.	14,000	220,391
	Nikon Corp.	5,000	85,032
	Nintendo Co., Ltd., Kyoto	1,700	250,712
	Nippo Corp.	3,000	23,667
	Nippon Carbon Co., Ltd.	11,000	36,143
#	Nippon Chemical Industrial Co., Ltd.	11,000	33,247
	Nippon Chemi-Con Corp.	5,000	35,119
	Nippon Concrete Industries Co., Ltd.	9,000	25,785
	Nippon Denko Co., Ltd.	11,000	36,640
	Nippon Densetsu Kogyo Co., Ltd.	6,000	42,298
	Nippon Denwa Shisetu Co., Ltd.	8,000	38,532
	Nippon Electric Glass Co., Ltd.	1,000	24,073
	Nippon Express Co., Ltd.	32,000	169,302
	Nippon Fine Chemical Co., Ltd.	5,000	36,882
#	Nippon Flour Mills Co., Ltd.	12,000	55,669
	Nippon Kayaku Co., Ltd.	12,000	99,841
	Nippon Koei Co., Ltd., Tokyo	7,000	27,426
	Nippon Konpo Unyu Soko Co., Ltd.	3,000	40,575
#	Nippon Light Metal Co., Ltd.	29,000	81,172
	Nippon Meat Packers, Inc., Osaka	7,000	69,451
	Nippon Mining Holdings, Inc.	28,000	209,099
	Nippon Mitsubishi Oil Corp.	53,000	401,881
	Nippon Paint Co., Ltd.	10,000	46,789
	Nippon Paper Group, Inc.	33	152,504
	Nippon Road Co., Ltd.	10,000	29,486
	Nippon Seiki Co., Ltd.	3,000	67,347
	Nippon Sharyo, Ltd.	28,000	70,215
	Nippon Sheet Glass Co., Ltd.	25,000	105,320
	Nippon Shinyaku Co., Ltd.	3,000	25,316
	Nippon Shokubai Co., Ltd.	9,000	102,359
	Nippon Signal Co., Ltd.	10,000	84,908
#	Nippon Soda Co., Ltd.	12,000	44,832
	Nippon Steel Corp.	100,000	398,532
	Nippon Suisan Kaisha, Ltd.	11,000	43,402
	Nippon Synthetic Chemical Industry Co., Ltd.	11,000	45,704
	Nippon System Development Co., Ltd.	800	26,440
#	Nippon Thompson Co., Ltd.	6,000	59,150
	Nippon Yusen KK	34,000	221,177
	Nipponkoa Insurance Co., Ltd.	11,000	99,471

11

	Nipro Corp.	2,000	29,723
#	Nishimatsu Construction Co., Ltd.	16,000	67,875
	Nishi-Nippon Bank, Ltd.	18,000	92,257
	Nishi-Nippon Railroad Co., Ltd.	26,000	93,296
	Nissan Chemical Industries, Ltd.	5,000	82,275
	Nissan Diesel Motor Co., Ltd.	6,000	33,055
	Nissan Motor Co., Ltd.	33,200	381,127
	Nissan Shatai Co., Ltd.	7,000	48,199
	Nissay Dowa General Insurance Co., Ltd.	19,000	142,427
	Nissen Co., Ltd.	2,300	38,529
	Nissha Printing Co., Ltd.	2,000	66,432
#	Nisshin Fire & Marine Insurance Co., Ltd.	12,000	50,399
	Nisshin Fudosan Co., Ltd.	2,400	32,556
	Nisshin Seifun Group, Inc.	14,200	144,128
	Nisshin Steel Co., Ltd.	52,000	173,494
	Nisshinbo Industries, Inc.	11,000	115,658
	Nissin Corp.	8,000	30,129
	Nissin Electric Co., Ltd.	4,000	20,475
	Nissin Food Products Co., Ltd.	5,900	179,984
	Nissin Kogyo Co., Ltd.	1,000	58,851
	Nissin Sugar Manufacturing Co., Ltd.	7,000	26,916
	Nitta Corp.	2,100	36,228
	Nittetsu Mining Co., Ltd.	6,000	44,399
	Nitto Boseki Co., Ltd.	21,000	56,305
	Nitto Denko Corp.	1,300	111,560
	Nitto Electric Works, Ltd.	1,200	20,707
	Nitto FC Co., Ltd.	5,000	34,233
	Nitto Kohki Co., Ltd.	1,400	35,830
	NIWS Co., Ltd.	24	29,121
#	NOF Corp.	7,000	42,442
	NOK Corp.	1,000	29,198
	Nomura Co., Ltd.	7,000	44,164
	Nomura Research Institute, Ltd.	400	45,681
	Nomura Securities Co., Ltd.	9,000	171,748
	Noritake Co., Ltd.	7,000	46,091
#	Noritz Corp.	1,800	34,057
	Nosan Corp.	8,000	28,096
	NS Solutions Corp.	1,400	35,770
	NSK, Ltd.	19,000	145,622
	NTN Corp.	12,000	88,967
	NTT Data Corp.	8	36,988
	NTT DoCoMo, Inc.	427	631,771
	Obayashi Corp.	20,000	149,420
	Obic Co., Ltd.	300	59,400
	Odakyu Electric Railway Co., Ltd.	7,000	43,081
	Ogaki Kyoritsu Bank, Ltd.	20,000	107,754
	Oiles Corp.	1,700	35,933
	Oita Bank, Ltd.	5,000	38,199
	Oji Paper Co., Ltd.	31,000	214,269
	Okabe Co., Ltd.	7,000	26,557
	Okamoto Industries, Inc.	9,000	37,874
#	Okamura Corp.	4,000	38,523
	Okasan Holdings, Inc.	6,000	62,672
#	Oki Electric Industry Co., Ltd.	33,000	105,748

12

	Okinawa Electric Power Co., Ltd.	400	24,831
*	OKK Corp.	7,000	25,631
	Okuma Corp.	3,000	36,253
	Okumura Corp.	13,000	70,206
	Okuwa Co., Ltd.	2,000	26,794
	Olympic Corp.	3,100	25,318
	Olympus Corp.	3,000	86,375
	Omron Corp.	7,300	203,836
	Ono Pharmaceutical Co., Ltd.	4,300	193,433
	Ono Sokki Co., Ltd.	5,000	34,046
	Onoken Co., Ltd.	2,000	33,205
	Onward Kashiyama Co., Ltd.	7,000	118,605
	Oracle Corp. Japan	800	37,219
	Oriental Land Co., Ltd.	2,000	117,923
	Origin Electric Co., Ltd.	5,000	30,685
	Osaka Gas Co., Ltd.	21,000	80,402
	Osaka Steel Co., Ltd.	1,300	26,999
	Osaki Electric Co., Ltd.	4,000	42,358
	OSG Corp.	1,000	18,588
	Otsuka Corp.	600	61,661
	Oyo Corp.	3,100	38,558
	Pacific Metals Co., Ltd.	5,000	28,661
	PanaHome Corp.	7,000	54,383
	Paramount Bed Co., Ltd.	1,100	25,174
#	Parco Co., Ltd.	5,000	55,093
#	Paris Miki, Inc.	1,100	21,490
	Park24 Co., Ltd.	700	22,511
	Pasona, Inc.	14	28,458
#	Patlite Corp.	3,000	32,991
*	Penta-Ocean Construction Co., Ltd.	18,000	36,831
	Pentax Corp.	8,000	44,666
	Piolax, Inc.	1,500	33,740
	Pioneer Electronic Corp.	7,300	114,115
*	Prima Meat Packers, Ltd.	23,000	35,790
	Q.P. Corp.	8,400	80,380
	Q’Sai Co., Ltd.	2,900	30,674
	Raito Kogyo Co., Ltd.	7,100	34,031
#	Rasa Industries, Ltd.	10,000	44,795
	Rengo Co., Ltd.	10,000	71,477
* #	Renown D’urban Holdings, Inc.	3,000	33,444
	Rhythm Watch Co., Ltd.	13,000	26,959
	Ricoh Co., Ltd., Tokyo	18,000	333,276
	Ricoh Elemex Corp.	4,000	31,629
	Ricoh Leasing Co., Ltd.	900	25,145
	Riken Corp.	7,000	57,433
	Riken Technos Corp.	6,000	29,204
#	Riken Vitamin Co., Ltd.	2,000	52,148
#	Ringer Hut Co., Ltd.	2,800	35,681
	Rinnai Corp.	3,200	93,537
	Rohm Co., Ltd.	3,100	295,958
#	Rohto Pharmaceutical Co., Ltd.	4,000	46,426
	Roland Corp.	1,700	36,781
	Round One Corp.	7	28,465
	Royal Co., Ltd.	3,000	45,387

13

	Ryobi, Ltd.	6,000	43,364
	Ryoden Trading Co., Ltd.	5,000	42,734
	Ryohin Keikaku Co., Ltd.	500	37,519
	Ryosan Co., Ltd.	1,400	38,191
#	Ryoshoku, Ltd.	2,300	59,789
	Ryoyo Electro Corp.	2,500	35,841
#	S Foods, Inc.	3,000	27,491
	Sagami Railway Co., Ltd.	12,000	42,320
	Saibu Gas Co., Ltd.	17,000	40,255
	Saizeriya Co., Ltd.	1,400	19,201
	Sakai Chemical Industry Co., Ltd.	5,000	26,114
	Sakata INX Corp.	5,000	24,576
#	Sakata Seed Corp.	1,500	21,329
	San-Ai Oil Co., Ltd.	8,000	38,035
	Sanden Corp.	10,000	43,189
	Sanei-International Co., Ltd.	700	28,758
	Sankei Building Co., Ltd.	4,000	34,809
	Sanken Electric Co., Ltd.	3,000	44,672
	Sanki Engineering Co., Ltd.	3,000	25,587
	Sankyo Co., Ltd.	1,300	79,527
#	Sankyo-Tateyama Holdings, Inc.	12,000	26,980
	Sankyu, Inc., Tokyo	5,000	28,171
	Sanoh Industrial Co., Ltd.	3,000	25,356
*	Sanrio Co., Ltd.	2,600	37,514
	Sanshin Electronics Co., Ltd.	4,000	47,284
	Santen Pharmaceutical Co., Ltd.	1,500	34,994
#	Sanwa Shutter Corp.	9,000	59,888
#	Sanyo Chemical Industries, Ltd.	4,000	35,610
* #	Sanyo Electric Co., Ltd.	49,000	118,699
#	Sanyo Electric Credit Co., Ltd.	2,000	37,506
	Sanyo Shokai, Ltd.	8,000	58,401
	Sanyo Special Steel Co., Ltd.	6,000	61,455
	Sapporo Hokuyo Holdings, Inc.	17	183,409
#	Sapporo Holdings, Ltd.	23,000	119,497
	Sato Corp.	1,500	34,507
	Sato Shoji Corp.	2,000	27,764
	Satori Electric Co., Ltd.	1,600	31,568
	Secom Co., Ltd.	2,500	124,042
	Secom Techno Service Co., Ltd.	500	20,308
	Sega Sammy Holdings, Inc.	2,000	81,570
	Seijo Corp.	1,200	32,399
	Seika Corp.	11,000	28,381
	Seikagaku Corp.	3,500	39,516
	Seiko Corp.	4,000	25,040
#	Seiko Epson Corp.	4,200	100,410
	Seino Holdings Co., Ltd.	8,000	78,096
	Seiren Co., Ltd.	2,000	32,099
*	Seiyu, Ltd.	7,000	15,023
	Sekisui Chemical Co., Ltd.	32,000	258,267
	Sekisui House, Ltd.	22,000	334,532
	Sekisui Jushi Co., Ltd.	4,000	32,929
	Sekisui Plastics Co., Ltd.	10,000	39,076
	Senko Co., Ltd.	11,000	38,720
	Senshu Electric Co., Ltd.	1,500	36,048

14

	SFCG Co., Ltd.	280	58,635
	Sharp Corp., Osaka	14,000	246,966
	Shibaura Mechatronics Corp.	3,000	31,827
	Shiga Bank, Ltd.	16,000	113,069
	Shikoku Bank, Ltd.	10,000	49,526
	Shikoku Electric Power Co., Inc.	1,900	42,885
#	Shima Seiki Manufacturing Co., Ltd.	1,200	35,117
	Shimachu Co., Ltd.	2,500	73,561
	Shimadzu Corp.	11,000	67,989
	Shimano, Inc.	4,200	120,387
	Shimizu Bank, Ltd.	800	38,369
	Shimizu Corp.	20,000	140,395
	Shin Nippon Air Technologies Co., Ltd.	4,200	38,643
	Shinagawa Refractories Co., Ltd.	8,000	37,175
	Shindengen Electric Manufacturing Co., Ltd.	8,000	46,682
	Shin-Etsu Chemical Co., Ltd.	2,400	127,783
	Shin-Etsu Polymer Co., Ltd.	4,000	56,073
#	Shinkawa, Ltd.	1,500	37,797
#	Shinki Co., Ltd.	4,800	41,069
	Shinko Electric Industries Co., Ltd.	300	21,973
	Shinko Securities Co., Ltd.	29,000	149,082
	Shinko Shoji Co., Ltd.	3,000	43,208
	Shin-Kobe Electric Machinery Co., Ltd.	6,000	32,037
	Shinmaywa Industries, Ltd.	4,000	20,803
	Shinsei Bank, Ltd.	27,000	181,588
	Shionogi & Co., Ltd.	12,000	165,471
	Shiseido Co., Ltd.	10,000	176,377
	Shizuoka Bank, Ltd.	19,000	186,274
	Shizuokagas Co., Ltd.	3,000	20,467
	Shochiku Co., Ltd.	6,000	61,694
	Shoko Co., Ltd.	15,000	30,507
	Showa Corp.	3,100	51,076
	Showa Denko KK	13,000	55,624
	Showa Electric Wire & Cable Co., Ltd.	21,000	35,780
#	Showa Sangyo Co., Ltd.	13,000	38,902
	Showa Shell Sekiyu KK	9,500	108,045
	Sinanen Co., Ltd.	4,000	24,097
	Sintokogio, Ltd.	2,000	27,858
	Skylark Co., Ltd.	4,500	70,474
	SMBC Friend Securities Co., Ltd.	11,500	86,826
	SMC Corp.	600	84,757
*	Snow Brand Milk Products Co., Ltd.	7,000	29,040
	Sodick Co., Ltd.	2,000	29,559
#	Softbank Corp.	3,900	119,258
	Sohgo Security Services Co.,Ltd.	4,800	78,212
* #	Sojitz Corp.	9,700	53,228
	Sompo Japan Insurance, Inc.	20,000	290,472
	Sonton Food Industry Co., Ltd.	3,000	31,884
	Square Enix Co., Ltd.	1,400	37,059
#	SSP Co., Ltd.	4,000	32,984
	Stanley Electric Co., Ltd.	4,400	84,564
	Star Micronics Co., Ltd.	2,000	30,863
	Suminoe Textile Co., Ltd.	12,000	42,933
#	Sumisho Computer Systems Corp.	1,900	33,939

15

	Sumitomo Bakelite Co., Ltd.	12,000	102,272
	Sumitomo Chemical Co., Ltd.	12,000	93,575
	Sumitomo Corp.	18,000	243,173
	Sumitomo Corporation’s Leasing, Ltd.	1,700	82,397
	Sumitomo Electric Industries, Ltd.	20,000	300,540
	Sumitomo Forestry Co., Ltd.	8,000	81,254
	Sumitomo Heavy Industries, Ltd.	6,000	53,659
	Sumitomo Light Metal Industries, Ltd.	14,000	35,234
	Sumitomo Metal Industries, Ltd., Osaka	20,000	88,789
	Sumitomo Metal Mining Co., Ltd.	9,000	119,214
	Sumitomo Mitsui Financial Group, Inc.	20	218,428
	Sumitomo Osaka Cement Co., Ltd.	24,000	74,972
	Sumitomo Pipe & Tube Co., Ltd.	5,000	32,468
	Sumitomo Real Estate Sales Co., Ltd.	700	45,577
	Sumitomo Realty & Development Co., Ltd.	3,000	69,721
	Sumitomo Rubber Industries, Ltd.	3,000	36,219
	Sumitomo Seika Chemicals Co., Ltd.	6,000	29,297
	Sumitomo Trust & Banking Co., Ltd.	25,000	253,464
	Sumitomo Warehouse Co., Ltd.	7,000	55,186
	Suruga Bank, Ltd.	6,000	77,506
	Suzuken Co., Ltd.	3,700	109,993
	Suzuki Motor Corp.	13,700	272,047
	Sysmex Corp.	600	24,992
	T&D Holdings, Inc.	2,000	149,820
#	T.Hasegawa Co., Ltd.	2,500	39,291
#	Tachihi Enterprise Co., Ltd.	500	22,660
	Tachi-S Co., Ltd.	2,700	30,393
#	Tadano, Ltd.	4,000	37,188
	Taiheiyo Cement Corp.	43,000	185,025
#	Taiho Kogyo Co., Ltd.	2,700	34,841
#	Taikisha, Ltd.	2,000	30,387
	Taisei Corp.	28,000	135,631
	Taisho Pharmaceutical Co., Ltd.	6,000	127,007
	Taiyo Nippon Sanso Corp.	12,000	83,598
	Taiyo Yuden Co., Ltd.	7,000	106,605
	Takagi Securities Co., Ltd.	8,000	53,392
#	Takamatsu Corp.	500	22,474
#	Takara Holdings, Inc.	25,000	150,720
	Takara Standard Co., Ltd.	5,000	32,508
#	Takasago International Corp.	9,000	42,532
#	Takasago Thermal Engineering Co., Ltd.	3,000	22,599
	Takashimaya Co., Ltd.	4,000	57,946
	Takeda Pharmaceutical Co., Ltd.	6,600	367,649
	Takiron Co., Ltd.	7,000	27,618
	Takuma Co., Ltd.	3,000	24,256
	Tamura Taiko Holdings, Inc.	3,000	17,610
	Tanabe Seiyaku Co., Ltd.	15,000	165,634
	Tasaki Shinju Co., Ltd.	6,000	34,872
	Tatsuta Electric Wire & Cable Co., Ltd.	9,000	27,670
	Tayca Corp.	8,000	26,646
*	TC Properties Co., Ltd.	9,900	18,630
	TDK Corp.	1,600	110,835
	Tecmo, Ltd.	2,400	17,857
	Teijin, Ltd.	27,000	182,188

16

	Teikoku Hormone Manufacturing Co., Ltd.	3,000	29,547
	Teikoku Oil Co., Ltd.	9,000	121,619
	Teikoku Tsushin Kogyo Co., Ltd.	5,000	29,643
	Tekken Corp.	12,000	31,954
	Tenma Corp.	2,000	36,664
	Terumo Corp.	2,300	70,218
	The 77 Bank, Ltd.	17,000	128,093
	The Daito Bank, Ltd.	12,000	27,579
	The Joyo Bank, Ltd.	22,000	141,089
	The Nisshin Oillio Group, Ltd.	8,000	61,447
	The San-in Godo Bank, Ltd.	8,000	79,604
	THK Co., Ltd.	2,300	64,658
	TIS, Inc.	3,400	90,321
	TKC Corp.	1,100	21,193
#	Toa Corp.	10,000	18,574
	Toagosei Co., Ltd.	9,000	39,042
* #	Tobishima Corp.	15,500	20,022
	Tobu Railway Co., Ltd.	16,000	80,399
	TOC Co., Ltd.	7,000	41,934
	Tochigi Bank, Ltd.	4,000	34,428
	Toda Corp.	18,000	91,945
	Toei Co., Ltd.	9,000	60,282
	Toenec Corp.	9,000	40,564
	Tohcello Co., Ltd.	5,000	43,857
	Toho Bank, Ltd.	14,000	72,099
	Toho Co., Ltd.	7,500	140,477
	Toho Gas Co., Ltd.	18,000	73,037
* #	Toho Rayon Co., Ltd.	5,000	37,294
	Toho Real Estate Co., Ltd.	2,000	16,339
#	Toho Zinc Co., Ltd.	5,000	41,898
	Tohoku Pioneer Corp.	1,600	30,508
	Tohuku Electric Power Co., Inc.	3,300	74,671
#	Tokai Carbon Co., Ltd.	8,000	46,146
	Tokai Rika Co., Ltd.	2,000	52,937
	Tokai Rubber Industries, Ltd.	6,000	92,613
	Tokai Tokyo Securities Co., Ltd.	10,000	65,051
	Toko, Inc.	8,000	31,011
#	Tokushima Bank, Ltd.	5,000	39,186
	Tokuyama Corp.	5,000	74,597
	Tokyo Dome Corp.	13,000	71,806
	Tokyo Electric Power Co., Ltd	5,000	134,972
	Tokyo Electron, Ltd.	1,500	99,897
	Tokyo Gas Co., Ltd.	28,000	127,484
	Tokyo Kikai Seisakusho, Ltd.	5,000	18,486
	Tokyo Leasing Co., Ltd.	2,300	34,463
#	Tokyo Nissan Auto Sales Co., Ltd.	5,000	19,835
	Tokyo Rakutenchi Co., Ltd.	5,000	25,794
	Tokyo Rope Manufacturing Co., Ltd.	14,000	36,442
	Tokyo Seimitsu Co., Ltd.	400	23,305
	Tokyo Steel Manufacturing Co., Ltd.	7,300	140,270
	Tokyo Style Co., Ltd.	6,000	68,708
	Tokyo Tatemono Co., Ltd.	9,000	87,049
#	Tokyo Theatres Co., Inc.	11,000	38,541
	Tokyo Tomin Bank, Ltd.	1,300	58,397

17

#	Tokyotokeiba Co., Ltd.	17,000	69,622
	Tokyu Community Corp.	1,500	42,001
	Tokyu Corp.	6,000	37,432
	Tokyu Land Corp.	3,000	26,167
	Toli Corp.	9,000	33,767
	Tomato Bank, Ltd.	14,000	36,568
* #	Tomen Corp.	25,000	39,748
#	Tomen Electronics Corp.	800	19,854
	Tomoe Corp.	6,000	27,309
	Tomy Co., Ltd.	3,500	27,199
	TonenGeneral Sekiyu KK	5,000	49,974
	Topcon Corp.	1,000	32,422
	Toppan Forms Co., Ltd.	3,900	60,014
	Toppan Printing Co., Ltd.	25,000	319,371
	Topre Corp.	4,000	42,045
	Topy Industries, Ltd.	12,000	48,992
	Toray Industries, Inc.	15,000	115,574
	Torigoe Co., Ltd.	4,000	31,014
	Torii Pharmaceutical Co., Ltd.	1,000	20,049
	Toshiba Ceramics Co., Ltd.	10,000	35,421
	Toshiba Corp.	21,000	119,019
	Toshiba Machine Co., Ltd.	3,000	31,786
	Toshiba Plant Kensetsu Co., Ltd.	4,000	27,612
	Toshiba TEC Corp.	13,000	66,976
	Tosho Printing Co., Ltd.	7,000	31,391
	Tosoh Corp.	17,000	89,305
	Toto, Ltd.	14,000	118,738
	Tottori Bank, Ltd.	9,000	29,705
	Towa Bank, Ltd.	17,000	44,103
* #	Towa Real Estate Development Co., Ltd.	4,000	26,274
* #	Toyama Chemicals Co., Ltd.	4,000	26,034
	Toyo Corp.	2,500	42,554
	Toyo Engineering Corp.	5,000	29,308
#	Toyo Ink Manufacturing Co., Ltd.	13,000	65,350
* #	Toyo Kanetsu KK	12,000	33,158
	Toyo Kohan Co., Ltd.	9,000	36,655
	Toyo Seikan Kaisha, Ltd.	11,000	189,682
	Toyo Suisan Kaisha, Ltd.	6,000	87,483
	Toyo Tire & Rubber Co., Ltd.	7,000	32,881
	Toyo Wharf & Warehouse Co., Ltd.	13,000	31,795
	Toyobo Co., Ltd.	43,000	133,033
	Toyoda Gosei Co., Ltd.	3,800	81,072
	Toyota Auto Body Co., Ltd.	5,800	112,759
#	Toyota Tsusho Corp.	2,000	46,292
	Trend Micro, Inc.	1,000	30,501
	Trusco Nakayama Corp.	900	19,511
	Tsubaki Nakashima Co., Ltd.	2,400	43,952
	Tsubakimoto Chain Co.	6,000	42,548
#	Tsudakoma Corp.	11,000	25,359
	Tsugami Corp.	4,000	27,967
	Tsumura & Co.	1,000	25,903
	Tsurumi Manufacturing Co., Ltd.	2,000	23,474
	Tsutsumi Jewelry Co., Ltd.	1,300	45,448
	Tsutsunaka Plastic Industry Co., Ltd.	7,000	29,250

18

	TV Asahi Corp.	44	114,314
	Ube Industries, Ltd.	23,000	67,866
	Uchida Yoko Co., Ltd.	6,000	36,271
	UFJ Central Leasing Co., Ltd.	1,000	47,330
	UFJ NICOS Co., Ltd.	9,000	86,384
*	Ulvac, Inc.	1,000	41,375
	Uni-Charm Corp.	1,100	54,889
	Uniden Corp.	2,000	29,956
#	Unitika, Ltd.	10,000	18,255
	UNY Co., Ltd.	10,000	152,120
	Urban Corp.	2,500	36,631
	U-Shin, Ltd.	3,000	33,575
	Ushio, Inc.	3,000	73,312
	USS Co., Ltd.	980	64,708
	Valor Co., Ltd.	1,000	36,077
#	Victor Co. of Japan, Ltd.	9,000	48,646
	Wacoal Corp.	9,000	124,083
	Wakachiku Construction Co., Ltd.	15,000	35,465
#	Watabe Wedding Corp.	1,600	31,212
	West Japan Railway Co.	20	81,068
#	Wood One Co., Ltd.	4,000	25,364
	Xebio Co., Ltd.	1,400	68,285
	Yahoo Japan Corp.	62	72,968
	Yakult Honsha Co., Ltd.	5,000	115,608
	Yamada Denki Co., Ltd.	500	53,567
	Yamagata Bank, Ltd.	6,000	33,897
	Yamaguchi Bank, Ltd.	9,000	128,347
	Yamaha Corp.	11,500	197,604
	Yamaha Motor Co., Ltd.	2,000	45,613
#	Yamaichi Electronics Co., Ltd.	1,800	24,321
	Yamanashi Chuo Bank, Ltd.	10,000	76,437
	Yamatake Corp.	3,800	90,701
	Yamatane Corp.	15,000	27,273
	Yamato Kogyo Co., Ltd.	3,000	62,267
	Yamato Transport Co., Ltd.	12,000	229,333
#	Yamazaki Baking Co., Ltd.	9,000	72,744
	Yaoko Co., Ltd.	1,500	35,463
*	Yaskawa Electric Corp.	2,000	21,783
	Yasuda Warehouse Co., Ltd.	4,000	37,744
	Yellow Hat, Ltd., Tokyo	2,300	25,575
	Yodogawa Steel Works, Ltd.	4,000	24,424
	Yokogawa Electric Corp.	7,000	128,122
	Yokohama Reito Co., Ltd.	5,000	39,699
	Yokohama Rubber Co., Ltd.	16,000	85,128
#	York-Benimaru Co., Ltd.	1,600	53,075
#	Yorozu Corp.	3,200	43,696
#	Yoshinoya D&C Co., Ltd.	19	30,408
	Yurtec Corp.	4,000	22,985
	Zenrin Co., Ltd.	1,000	32,920
	Zeon Corp.	3,000	37,795
	Zuken, Inc.	2,300	26,885

TOTAL — JAPAN			70,551,664

19

UNITED KINGDOM — (15.1%)
COMMON STOCKS — (15.1%)
	Abbot Group P.L.C.	18,172	92,609
	Aberdeen Asset Management P.L.C.	18,800	60,287
*	Acambis P.L.C.	6,465	23,987
*	Admiral Group P.L.C.	11,210	111,052
	Aegis Group P.L.C.	23,614	54,715
	AGA Food Service Group P.L.C.	5,272	33,312
	Aggreko P.L.C.	15,636	81,399
	Alexon Group P.L.C.	6,447	29,036
*	Alizyme P.L.C.	11,276	32,871
	Alliance & Leicester P.L.C.	12,525	234,798
	Alliance Unichem P.L.C.	4,622	71,014
	Alphameric P.L.C.	15,132	24,136
	Amec P.L.C.	12,856	89,390
*	Amlin P.L.C.	20,269	91,986
	Anglo America P.L.C.	27,948	1,041,142
*	Anite Group P.L.C.	24,338	31,780
	Antofagasta P.L.C.	2,864	103,191
	Arm Holdings P.L.C.	12,223	29,473
	Arriva P.L.C.	11,265	119,035
	Ashtead Group P.L.C.	3,220	12,305
	Associated British Foods P.L.C.	16,038	246,032
	Associated British Ports Holdings P.L.C.	21,534	233,357
	Atkins (WS) P.L.C.	2,327	32,327
	Atrium Underwriting P.L.C.	8,767	30,512
*	Autonomy Corp. P.L.C.	4,143	34,867
	Aveva Group P.L.C.	1,554	27,957
*	Avis Europe P.L.C.	11,909	16,704
	Aviva P.L.C.	44,755	619,236
	AWG P.L.C.	6,566	127,440
	BAA P.L.C.	45,500	638,364
	Babcock International Group P.L.C.	18,477	80,176
	BAE Systems P.L.C.	81,008	596,304
	Balfour Beatty P.L.C.	6,648	43,601
	Barratt Developments P.L.C.	16,215	293,749
	BBA Group P.L.C.	26,747	125,588
	Bellway P.L.C.	9,674	198,752
	BHP Billiton P.L.C.	8,994	151,151
*	Biocompatibles International P.L.C.	5,510	18,798
	Blacks Leisure Group P.L.C.	3,388	33,027
	Bloomsbury Publishing P.L.C.	4,494	28,458
	Body Shop International P.L.C.	13,550	61,888
	Bodycote International P.L.C.	30,444	139,004
*	Boots Group P.L.C.	4,057	50,451
	Bovis Homes Group P.L.C.	9,457	132,492
	BP P.L.C.	12,235	135,345
	BPP Holdings P.L.C.	3,828	29,136
	Bradford & Bingley P.L.C.	38,791	318,184
	Brambles Industries P.L.C.	11,454	82,766
	Brewin Dolphin Holdings P.L.C.	12,988	42,649
	Brit Insurance Holdings P.L.C.	88,718	166,479
*	British Airways P.L.C.	22,545	129,739

20

	British American Tobacco P.L.C.	5,648	134,564
*	British Energy Group P.L.C.	9,960	107,738
	British Land Co. P.L.C.	20,715	439,202
	British Polythene Industries P.L.C.	1,311	12,537
	British Sky Broadcasting Group P.L.C.	6,611	58,598
	British Steam Specialties Group P.L.C.	10,034	61,572
	Brixton P.L.C.	18,108	147,824
*	Brown & Jackson P.L.C.	12,812	9,605
	Brown (N) Group P.L.C.	28,396	98,051
	Bunzl P.L.C.	3,816	42,762
	Burberry Group P.L.C.	18,700	150,161
	Burren Energy P.L.C.	2,879	50,148
	Cable and Wireless P.L.C.	75,737	141,487
	Cadbury Schweppes P.L.C.	6,974	70,846
*	Cairn Energy P.L.C.	3,694	124,936
*	Cambridge Antibody Technology Group P.L.C.	2,296	31,198
	Capita Group P.L.C.	10,415	86,664
	Capital & Regional P.L.C.	5,322	97,709
	Carillion P.L.C.	20,690	121,456
	Carnival P.L.C.	7,642	417,496
	Carpetright P.L.C.	2,236	44,957
	Carphone Warehouse Group P.L.C.	24,452	116,054
	Centrica P.L.C.	39,911	203,304
*	Charter P.L.C.	4,929	57,369
	Chemring Group P.L.C.	2,123	41,665
	Chloride Group P.L.C.	15,702	30,194
	Close Brothers Group P.L.C.	6,751	122,444
*	CLS Holdings P.L.C.	3,345	31,585
	Cobham P.L.C.	51,519	153,456
	Collins Stewart Tullett P.L.C.	16,703	203,261
*	Colt Telecom Group P.L.C.	21,508	23,270
	Communisis P.L.C.	17,096	22,732
	Compass Group P.L.C.	80,315	305,721
	Computacenter P.L.C.	6,200	30,840
*	Cookson Group P.L.C.	8,192	67,898
	Corus Group P.L.C.	219,581	277,334
	Countrywide P.L.C.	11,260	98,758
	Cranswick P.L.C.	2,662	28,619
	Crest Nicholson P.L.C.	5,792	47,922
	Croda International P.L.C.	8,941	77,121
*	CSR P.L.C.	3,280	52,052
	Daejan Holdings P.L.C.	1,617	110,574
	Daily Mail & General Trust P.L.C. Series A	4,801	54,731
	Dairy Crest Group P.L.C.	9,052	81,457
*	Dana Petroleum P.L.C.	6,054	101,027
	Davis Service Group P.L.C.	9,356	80,798
	Dawson Holdings P.L.C.	4,336	11,152
	De La Rue P.L.C.	14,352	139,944
	De Vere Group P.L.C.	7,776	93,060
	Delta P.L.C.	13,459	28,204
	Derwent Valley Holdings P.L.C.	3,869	116,309
	Detica Group P.L.C.	1,475	33,549
	Development Securities P.L.C.	4,422	42,809
	Devro P.L.C.	13,279	29,901

21

	Dicom Group P.L.C.	6,860	29,731
	Diploma P.L.C.	1,983	27,320
	Domestic & General Group P.L.C.	2,142	33,750
	Domino Printing Sciences P.L.C.	6,165	28,475
	DS Smith P.L.C.	28,118	87,654
	DSG International	135,522	408,668
	DTZ Holdings P.L.C.	3,558	34,707
*	Easyjet P.L.C.	30,727	199,503
*	Eircom Group P.L.C.	12,680	48,999
	Electrocomponents P.L.C.	18,296	92,392
	Elementis P.L.C.	51,576	73,749
	Emap P.L.C.	5,167	86,056
*	Emerald Energy P.L.C.	8,417	40,460
	EMI Group P.L.C.	20,780	89,413
	Enodis P.L.C.	29,931	79,274
	Enterprise Inns P.L.C.	24,866	390,712
*	Enterprise P.L.C.	4,059	31,681
	Erinaceous Group P.L.C.	5,746	37,783
	Euromoney Institutional Investors P.L.C.	1,396	12,417
	European Motor Holdings P.L.C.	2,809	20,196
*	Evolution Group P.L.C.	11,360	33,036
	Expro International Group P.L.C.	3,094	40,136
	Filtrona P.L.C.	10,470	55,084
	Filtronic P.L.C.	6,007	17,943
	Findel P.L.C.	3,767	33,621
	First Choice Holidays P.L.C.	22,051	87,266
	Firstgroup P.L.C.	13,056	96,020
	Fisher (James) & Sons P.L.C.	2,197	15,705
	FKI P.L.C.	33,149	70,600
	Forth Ports P.L.C.	3,109	93,911
	French Connection Group P.L.C.	5,511	23,460
	Friends Provident P.L.C.	94,306	341,922
	Future Network P.L.C.	19,568	17,926
	Gallaher Group P.L.C.	4,928	76,362
	Galliford Try P.L.C.	23,181	44,697
	Game Group P.L.C.	24,501	34,359
	GCAP Media P.L.C.	8,746	36,482
	GKN P.L.C.	48,675	289,988
	Go-Ahead Group P.L.C.	1,732	53,335
	Grainger Trust P.L.C.	5,593	54,964
	Great Portland Estates P.L.C.	11,932	96,919
	Greene King P.L.C.	12,861	165,417
	Greggs P.L.C.	354	28,817
	Group 4 Securicor P.L.C.	94,000	293,079
	Guiness Peat Group P.L.C.	8,489	12,783
	GUS P.L.C.	11,939	219,705
*	Gyrus Group P.L.C.	5,107	36,313
	Halfords Group P.L.C.	6,800	39,564
	Halma P.L.C.	23,283	77,535
	Hammerson P.L.C.	20,625	412,256
	Hanson P.L.C.	25,187	307,481
	Hardys & Hansons P.L.C.	2,504	32,194
	Hays P.L.C.	22,666	58,781
	HBOS P.L.C.	86,579	1,612,377

22

	Headlam Group P.L.C.	3,793	31,219
	Helical Bar P.L.C.	2,713	17,893
*	Henderson Group P.L.C.	104,555	149,806
	Highway Insurance Holdings P.L.C.	9,271	13,258
	Hilton Group P.L.C.	70,106	452,541
	Hiscox P.L.C.	26,928	118,034
	HMV Group P.L.C.	6,711	21,775
	Holidaybreak P.L.C.	1,695	21,742
	Homeserve P.L.C.	383	10,527
*	Homestyle Group P.L.C.	16,500	36,583
	House of Fraser P.L.C.	28,003	60,283
	HSBC Holdings P.L.C.	29,126	498,445
	Hunting P.L.C.	6,465	39,256
	Huntsworth P.L.C.	17,182	29,651
	ICAP P.L.C.	8,198	63,872
	IMI P.L.C.	13,107	120,159
	Imperial Chemical Industries P.L.C.	10,976	64,733
	Imperial Tobacco Group P.L.C.	3,812	114,646
	Inchcape P.L.C.	3,138	132,480
	Incisive Media P.L.C.	10,736	30,825
	Informa P.L.C.	6,719	52,421
*	Intermediate Capital Group P.L.C.	3,438	84,414
	International Power P.L.C.	57,791	289,564
	Intertek Group P.L.C.	5,695	74,886
	Intserve P.L.C.	2,468	16,270
*	Invensys P.L.C.	513,756	189,214
	ISIS Asset Management P.L.C.	8,091	30,801
	Isoft Group P.L.C.	4,527	14,755
	Isotron P.L.C.	1,175	13,328
	Ite Group P.L.C.	13,126	30,021
	ITV P.L.C.	75,000	142,643
	Jardine Lloyd Thompson Group P.L.C.	4,188	34,562
	JJB Sports P.L.C.	16,171	49,244
	JKX Oil and Gas P.L.C.	6,519	40,202
	Johnson Matthey P.L.C.	8,294	207,898
	Johnson Service Group P.L.C.	3,879	29,791
	Johnston Press P.L.C.	18,888	154,951
	Kelda Group P.L.C.	9,059	126,510
	Keller Group P.L.C.	3,414	27,197
	Kensington Group P.L.C.	2,728	54,208
	Kesa Electricals P.L.C.	14,131	65,813
	Kier Group P.L.C.	1,776	44,838
	Laing (John) P.L.C.	6,206	34,990
	Laird Group P.L.C.	8,765	66,369
	Land Securities Group P.L.C.	16,510	532,632
*	Laura Ashley Holdings P.L.C.	56,367	15,794
	Legal and General Group P.L.C.	215,805	492,806
	Liberty International P.L.C.	17,237	335,059
	Logicacmg P.L.C.	34,093	120,037
*	London Clubs International P.L.C.	13,326	34,093
	London Merchant Securities P.L.C.	22,188	108,882
	Lonmin P.L.C.	2,687	106,886
	Luminar P.L.C.	813	6,940
	Man Group P.L.C.	4,491	181,927

23

*	Marconi Corp. P.L.C.	17,553	121,431
	Marks & Spencer Group P.L.C.	20,186	183,448
	Marshalls P.L.C.	5,494	30,520
*	Marylebone Warwick Balfour Group P.L.C.	4,753	13,393
	Matalan P.L.C.	36,961	118,670
	McAlpine (Alfred) P.L.C.	4,538	33,769
	McBride P.L.C.	12,308	36,255
	McCarthy & Stone P.L.C.	6,859	90,954
	McKay Securities P.L.C.	2,290	13,080
	Meggitt P.L.C.	18,244	119,375
	Melrose Resources P.L.C.	4,120	25,653
	Metalrax Group P.L.C.	22,274	27,395
	MFI Furniture Group P.L.C.	52,487	84,486
	Michael Page International P.L.C.	12,046	65,704
	Millennium and Copthorne Hotels P.L.C.	11,478	87,906
	Minerva P.L.C.	6,011	34,269
	Misys P.L.C.	22,913	94,279
	Mitchells & Butlers P.L.C.	34,285	238,022
	Mitie Group P.L.C.	18,415	65,849
*	Morgan Crucible Company P.L.C.	17,477	69,360
	Morgan Sindall P.L.C.	1,879	38,739
	Morrison (Wm.) Supermarkets P.L.C.	106,979	399,975
	Morse P.L.C.	15,787	32,116
	Mothercare P.L.C.	4,989	32,638
	Mucklow (A & J) Group P.L.C.	3,971	31,286
*	Mytravel Group P.L.C.	22,840	91,535
	National Express Group P.L.C.	5,281	82,250
	National Grid Group P.L.C.	12,791	134,488
	Next P.L.C.	3,161	91,427
	Northern Foods P.L.C.	34,592	83,535
	Northern Rock P.L.C.	12,437	245,708
*	Northgate Information Solutions P.L.C.	39,247	57,158
	Northgate P.L.C.	5,956	116,179
	Northumbrian Water Group P.L.C.	24,729	105,804
*	NSB Retail P.L.C.	42,949	24,501
	Oxford Instruments P.L.C.	2,865	11,498
*	Pace Micro Technology P.L.C.	34,362	39,271
	Pearson P.L.C.	16,449	204,302
	Pendragon P.L.C.	4,298	45,702
	Peninsular & Oriental Steam Navigation P.L.C.	14,790	133,850
	Pennon Group P.L.C.	2,484	60,881
	Persimmon P.L.C.	9,594	234,866
	Photo-Me International P.L.C.	11,337	19,530
	Pilkington P.L.C.	28,697	81,507
	Premier Farnell P.L.C.	18,684	67,104
	Premier Foods P.L.C.	10,070	55,166
*	Premier Oil P.L.C.	8,219	120,516
	Prudential Corp. P.L.C.	26,564	281,035
	Psion P.L.C.	10,581	36,280
	Punch Taverns, Ltd.	17,611	263,953
	PZ Cuzzons P.L.C.	3,899	106,487
	Radstone Technology P.L.C.	4,950	23,681
	Rank Group P.L.C.	26,098	119,100
*	Rathbone Brothers P.L.C.	2,209	44,762

24

	Reckitt Benckiser P.L.C.	3,509	124,940
	Redrow P.L.C.	10,002	95,585
	Reed International P.L.C.	8,601	77,647
*	Regent Inns P.L.C.	16,761	28,501
*	Regus Group P.L.C.	26,497	52,845
	Renishaw P.L.C.	2,171	34,730
	Rentokil Initial P.L.C.	49,753	137,018
	Resolution P.L.C.	11,739	137,097
	Restaurant Group P.L.C.	11,312	29,924
	Reuters Holdings Group P.L.C.	12,581	83,789
	Rexam P.L.C.	18,793	167,112
	Ricardo P.L.C.	2,326	12,617
	Richmond Foods P.L.C.	3,573	38,040
	RM P.L.C.	6,264	20,474
	Robert Walters P.L.C.	13,001	41,977
	Robert Wiseman Dairies P.L.C.	5,896	29,773
*	Rolls Royce Group P.L.C.	25,530	196,245
	Rotork P.L.C.	2,873	36,787
	Royal & Sun Alliance Insurance Group P.L.C.	92,318	210,501
	Royal Bank of Scotland Group P.L.C.	81,762	2,734,865
	Royal Dutch Shell P.L.C. Series B	54,230	1,705,029
	RPC Group P.L.C.	6,129	28,683
	RPS Group P.L.C.	9,101	28,453
	Sabmiller P.L.C.	11,139	221,403
	Sage Group P.L.C.	38,010	184,740
	Sainsbury (J.) P.L.C.	58,420	328,023
	Savills P.L.C.	1,999	39,732
	Schroders P.L.C.	9,300	187,510
*	Schroders P.L.C. Non-Voting	5,028	94,528
	Scottish & Newcastle P.L.C.	31,334	281,374
	Scottish Hydro-Electric P.L.C.	12,549	252,752
	Scottish Power P.L.C.	11,378	116,390
*	SDL P.L.C.	8,590	32,550
	Senior P.L.C.	12,506	14,814
	Serco Group P.L.C.	16,064	97,861
	Severfield-Rowan P.L.C.	2,117	38,585
	Severn Trent P.L.C.	4,354	88,041
	Shaftesbury P.L.C.	10,457	95,311
	Shanks Group P.L.C.	14,115	47,224
*	Shire P.L.C.	2,251	35,161
	SIG P.L.C.	6,442	102,552
	Signet Group P.L.C.	83,528	151,030
	Slough Estates P.L.C.	29,956	319,866
	SMG P.L.C.	16,594	24,716
	Smith & Nephew P.L.C.	7,085	63,055
	Smith (WH) P.L.C.	16,841	120,504
	Smiths Group P.L.C.	7,441	122,481
*	Soco International P.L.C.	2,165	30,666
	Sondex P.L.C.	7,594	37,557
	Spectris P.L.C.	4,431	52,209
	Speedy Hire P.L.C.	2,805	46,532
	Spirax-Sarco Engineering P.L.C.	4,714	82,616
*	Spirent P.L.C.	54,266	46,415
	SSL International P.L.C.	8,966	51,353

25

	St. Ives P.L.C.	4,122	18,414
	St. Modwen Properties P.L.C.	8,788	71,560
	Stagecoach Group P.L.C.	19,857	39,041
	Standard Chartered P.L.C.	7,599	198,447
	Stanley Leisure P.L.C.	4,067	59,547
	Tate & Lyle P.L.C.	29,403	308,318
	Taylor Nelson Sofres P.L.C.	13,398	58,826
	Taylor Woodrow P.L.C.	38,506	280,646
	TDG P.L.C.	6,362	24,983
	Ted Baker P.L.C.	3,510	32,485
	Tesco P.L.C.	154,757	917,100
	Tomkins P.L.C.	8,029	46,874
	Topps Tiles P.L.C.	21,404	81,407
	Town Centre Securities P.L.C.	5,250	49,180
	Trinity Mirror P.L.C.	22,924	231,954
	TT Electronics P.L.C.	10,659	33,023
	Tullow Oil P.L.C.	12,772	66,778
	U.K. Coal P.L.C.	13,247	34,836
	Ulster Television P.L.C.	3,742	29,650
	Ultra Electronics Holdings P.L.C.	1,894	33,491
	Umeco P.L.C.	3,185	28,848
	Uniq P.L.C.	12,866	29,392
	Unite Group P.L.C.	5,289	39,527
	United Business Media P.L.C.	8,154	95,992
	United Utilities P.L.C.	7,150	85,613
*	Vanco P.L.C.	1,966	19,824
	Vedanta Resources P.L.C.	11,940	206,034
*	Venture Production P.L.C.	3,232	33,932
*	Vernalis P.L.C.	15,428	22,557
	Victrex P.L.C.	688	8,716
	Viridian Group P.L.C.	7,964	140,770
	Vitec Group P.L.C.	1,760	14,079
	VT Group P.L.C.	4,528	35,186
	Warner Estate Holdings P.L.C.	3,238	40,188
	Weir Group P.L.C.	13,887	106,802
*	Wellington Underwriting P.L.C.	27,800	46,121
	Wetherspoon (J.D.) P.L.C.	8,653	54,610
	Whitbread P.L.C.	19,181	356,140
	William Hill P.L.C.	7,743	78,872
	Wilmington Group P.L.C.	7,851	26,831
	Wilson Bowden P.L.C.	3,679	96,226
	Wimpey (George) P.L.C.	27,110	262,842
	Wincanton P.L.C.	3,431	19,069
*	Wolfson Microelectronics P.L.C.	5,439	34,428
	Wolseley P.L.C.	8,079	200,421
	Wolverhampton & Dudley Breweries P.L.C.	5,838	125,008
	Wood Group (John) P.L.C.	21,993	91,548
	Woolworths Group P.L.C.	95,221	56,348
	Workspace Group P.L.C.	13,603	77,481
	WPP Group P.L.C.	16,973	197,116
	WSP Group P.L.C.	4,475	30,372
	Wyevale Garden Centres P.L.C.	4,081	39,102
	XANSA P.L.C.	11,942	20,933
	Xstrata P.L.C.	13,378	390,562

26

	Yell Group P.L.C.	10,473	101,947
	Yule Catto & Co. P.L.C.	8,626	40,800

TOTAL — UNITED KINGDOM			45,598,956

UNITED STATES — (14.6%)
COMMON STOCKS — (14.6%)
*	ABB, Ltd. ADR	3,800	45,790
*	ABN AMRO Holding NV ADR	28,100	818,272
*	Adecco SA ADR	1,700	23,392
*	Aegon NV ADR	7,400	122,100
*	AKZO Nobel NV Sponsor ADR	800	40,488
*	Alcatel SA ADR	5,700	76,950
*	Allianz AG ADR	52,100	842,978
*	Allied Irish Banks P.L.C. ADR	14,200	678,760
*	Altana AG ADR	600	32,286
*	Amcor, Ltd. ADR	3,700	81,311
*	Amvescap P.L.C. ADR	13,700	261,122
*	ARM Holdings P.L.C. Sponsored ADR	21,800	156,960
*	Asia Satellite Telecommunications Holdings, Ltd. ADR	900	15,444
	AstraZeneca P.L.C. Sponsored ADR	8,100	374,625
*	Australia & New Zealand Banking Group, Ltd. Sponsored ADR	2,400	228,552
*	Axa ADR	29,900	1,057,862
	Banco Santander Central Hispanoamerica, SA Sponsored ADR	34,700	507,314
	Bank of Ireland P.L.C. Sponsored ADR	7,800	555,750
*	Barclays P.L.C. ADR	30,600	1,434,222
*	BASF AG Sponsored ADR	3,800	287,242
*	Bayer AG Sponsored ADR	3,400	136,816
*	BG Group P.L.C. ADR	5,400	317,574
*	BHP Billiton P.L.C. ADR	1,200	40,656
*	BHP Billiton, Ltd. Sponsored ADR	12,000	433,080
	BP P.L.C. ADR	22,200	1,474,524
*	British Airways P.L.C. Sponsored ADR	200	11,478
*	British American Tobacco P.L.C. Sponsored ADR	600	28,740
	BT Group P.L.C. ADR	6,000	217,380
*	Business Objects SA ADR	1,100	41,019
*	Cadbury Schweppes P.L.C. ADR	7,000	286,440
	Canon, Inc. ADR	5,300	331,144
*	China Unicom, Ltd. ADR	2,600	22,412
*	Ciba Specialty Chemicals Holding AG ADR	200	6,170
*	Colt Telecom Group P.L.C. Sponsored ADR	800	3,608
*	Compagnie Generale de Geophysique SA Sponsored ADR	2,000	51,260
*	Corus Group P.L.C. ADR	9,800	123,676
*	Credit Suisse Group ADR	26,500	1,465,450
*	CRH P.L.C. Sponsored ADR	2,200	74,800
*	DaimlerChrysler AG ADR	9,000	499,230
*	Delhaize Group Sponsored ADR	1,200	79,848
*	Deutsche Bank AG ADR	8,100	897,075
*	Deutsche Telekom AG ADR	25,100	396,329
*	Diageo P.L.C. ADR	3,300	203,610
*	E.ON AG ADR	24,600	911,184
*	Enel SpA Sponsored ADR	1,800	75,060
*	Energias de Portugal SA Sponsored ADR	500	17,460

27

	Eni SpA Sponsored ADR	8,850	506,839
*	Epcos AG ADR	2,700	37,530
*	Fiat SpA Sponsored ADR	4,400	47,740
*	France Telecom SA Sponsored ADR	5,200	113,568
*	Gallaher Group P.L.C Sponsored ADR	700	43,323
	GlaxoSmithKline P.L.C. ADR	14,200	721,644
*	Groupe Danone ADR	5,300	127,571
*	Hanson P.L.C. ADR	1,400	85,316
*	Hellenic Telecommunication Organization Co. S.A. ADR	6,800	71,944
	Hitachi, Ltd. ADR	7,300	509,905
	Honda Motor Co., Ltd. ADR	25,300	743,314
	HSBC Holdings P.L.C. ADR	38,400	3,290,496
	Imperial Tobacco Group P.L.C. ADR	1,600	96,928
*	Infineon Technologies AG ADR	4,000	36,840
*	ING Groep NV ADR	31,200	1,172,808
	InterContinental Hotels Group P.L.C. ADR	25,300	388,861
*	Koninklijke (Royal) KPN NV Sponsored ADR	4,300	44,634
*	Koninklijke Ahold NV Sponsored ADR	21,800	178,106
*	Koninklijke Philips Electronics NV ADR	29,700	965,844
*	Kyocera Corp. Sponsored ADR	1,000	88,690
*	LaFarge SA Sponsored ADR	8,700	228,462
*	Lloyds TSB Group P.L.C. ADR	22,900	896,535
*	Makita Corp. Sponsored ADR	2,000	57,968
*	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	11,600	244,876
*	Millea Holdings, Inc. ADR	1,605	162,875
*	Mitsubishi UFJ Financial Group, Inc. ADR	6,000	89,400
*	Mitsui & Co., Ltd. Sponsored ADR	200	54,760
*	National Australia Bank, Ltd. Sponsored ADR	2,400	325,464
*	National Bank of Greece ADR	10,400	108,056
*	National Grid Group P.L.C. Sponsored ADR	700	36,855
*	NEC Corp. Sponsored ADR	6,000	37,080
*	Nokia Oyj Sponsored ADR	5,300	98,474
*	Nomura Holdings, Inc. ADR	23,000	443,670
*	Norsk Hydro ASA Sponsored ADR	900	105,075
	Novartis AG ADR	15,000	798,750
*	Novo-Nordisk A.S. Sponsored ADR	800	47,080
*	NTT DoCoMo, Inc. Sponsored ADR	2,400	35,592
*	Pearson P.L.C. Sponsored ADR	16,300	202,935
*	Reed Elsevier NV Sponsored ADR	700	18,928
*	Reed Elsevier P.L.C. Sponsored ADR	100	3,605
	Repsol SA ADR	19,300	540,593
	Rio Tinto P.L.C. ADR	1,600	301,824
*	Royal & Sun Alliance Insurance Group P.L.C. ADR	3,600	41,112
*	San Paolo-IMI SpA Sponsored ADR	1,200	42,360
*	Sanofi - Aventis ADR	36,500	1,555,995
*	SAP AG Sponsored ADR	3,800	194,180
	Schering AG ADR	300	21,516
	Scottish Power P.L.C. ADR	13,600	555,560
*	SGL Carbon AG Sponsored ADR	900	5,219
*	Shire P.L.C. ADR	7,000	333,060
	Siemens AG ADR	13,100	1,204,938
*	Signet Group P.L.C. Sponsored ADR	2,000	36,280
*	Smith & Nephew P.L.C. Sponsored ADR	400	17,876
	Sony Corp. ADR	20,600	965,728

28

*	Statoil ASA ADR	3,200	81,856
*	Stora Enso Oyj Sponsored ADR	9,300	132,060
*	Suez SA ADR	700	25,662
*	Swisscom AG Sponsored ADR	100	2,997
*	Syngenta AG ADR	19,100	542,822
*	TDK Corp. Sponsored ADR	3,000	207,750
*	Technip SA ADR	800	48,208
	Telecom Corporation of New Zealand, Ltd. ADR	2,000	55,980
*	Telefon AB L.M. Erricson ADR	4,400	150,040
*	Tomkins P.L.C. Sponsored ADR	1,300	30,485
	Total SA Sponsored ADR	8,500	1,072,105
	Toyota Motor Credit Corp. ADR	25,100	2,682,437
*	Trend Micro, Inc. ADR	805	24,907
*	UBS AG ADR	10,900	1,157,907
	Unilever P.L.C. ADR	3,900	162,045
*	United Utilities P.L.C. Sponsored ADR	500	12,155
*	Upm-Kymmene Oyj Sponsored ADR	8,000	169,840
*	Veolia Environnement SA ADR	900	47,232
*	Vivendi Universal SA ADR	23,200	699,480
	Vodafone Group P.L.C. ADR	63,700	1,230,684
*	Volvo AB Sponsored ADR	3,100	135,253
*	Westpac Banking Corp. Sponsored ADR	400	35,024
*	WPP Group P.L.C. ADR	6,300	365,337

TOTAL — UNITED STATES			43,944,291

CANADA — (6.5%)
COMMON STOCKS — (6.5%)
*	Aastra Technologies, Ltd.	1,400	47,120
*	Aeterna Zentaris, Inc.	2,100	12,787
	AGF Management, Ltd. Class B Non-Voting	6,700	127,344
*	Agnico Eagle Mines, Ltd.	5,500	141,172
	Agricore United	1,000	7,479
	Agrium, Inc.	3,100	77,197
	Akita Drilling, Ltd.	1,500	30,358
	Alcan, Inc.	8,524	371,277
*	Algoma Steel, Inc.	3,100	82,107
	Aliant, Inc.	1,300	31,526
*	Alimentation Couche-Taro, Inc. Subordinated Voting Class B	1,800	39,977
*	Alliance Atlantis Communications, Inc. Series B Non-Voting	1,200	34,296
*	Angiotech Pharmaceuticals, Inc.	6,000	93,291
	Astral Media, Inc. Class A	3,000	86,559
	Atco, Ltd. Class 1 Non-Voting	2,500	80,954
*	ATI Technologies, Inc.	3,500	55,713
*	Atlas Energy, Ltd.	6,900	30,115
*	ATS Automation Tooling System, Inc.	3,600	57,336
	AUR Resources, Inc.	4,500	53,258
*	Axcan Pharma, Inc.	3,600	43,683
*	Ballard Power Systems, Inc.	4,700	28,743
	Bank of Montreal	8,534	518,746
	Bank of Nova Scotia	10,800	452,356
*	Bankers Petroleum, Ltd.	12,000	11,298
	Barrick Gold Corp.	5,917	161,924

29

	BCE, Inc.	8,700	211,290
*	Bema Gold Corp.	5,500	22,746
*	Biovail Corp.	2,200	55,385
*	Blackrock Ventures, Inc.	1,600	16,712
*	Bombardier, Inc. Class B	64,000	163,316
*	Boralex, Inc. Class A	4,700	38,048
	Brookfield Asset Management, Inc. Series A Limited Voting	3,300	181,051
	Brookfield Properties Corp.	1,400	41,392
*	CAE, Inc.	6,800	56,485
*	Calfrac Well Services, Ltd.	600	17,935
*	Cambior, Inc.	9,900	29,444
	Cameco Corp.	3,000	111,532
*	Canada Bread Co., Ltd.	1,100	48,503
*	Canadian Hydro Developers, Inc.	6,500	31,572
	Canadian Imperial Bank of Commerce	4,000	281,297
	Canadian National Railway Co.	4,100	193,338
	Canadian National Resources, Ltd.	1,500	82,032
	Canadian Pacific Railway, Ltd.	6,100	312,394
*	Canadian Superior Energy, Inc.	12,500	30,358
	Canadian Tire Corp. Class A Non-Voting	3,100	181,807
	Canadian Utilities, Ltd. Class A Non-Voting	2,600	92,520
	Canadian Western Bank	1,400	46,800
*	Canam Group, Inc. Class A Subordinate Voting	4,800	36,662
*	Canfor Corp.	6,100	72,516
*	Cangene Corp.	2,600	19,447
*	Cardiome Pharma Corp.	3,700	44,213
	CCL Industries, Inc. Class B Non-Voting	1,300	35,747
*	Celestica, Inc. Subordinate Voting	5,900	64,168
*	Centurion Energy International, Inc.	1,800	17,803
*	CGI Group, Inc.	11,200	84,164
	CHC Helicopter Corp. Class A Subordinate Voting	1,800	40,310
	Chum, Ltd. Class B Non-Voting	1,000	27,234
	Cinram International, Inc.	3,300	85,516
	Cogeco Cable, Inc. Subordinate Voting	1,100	26,734
*	Cognos, Inc.	600	22,972
*	Compton Petroleum Corp.	1,000	12,988
	Corus Entertainments, Inc. Class B Non-Voting	2,800	88,328
*	Crew Gold Corp.	6,000	8,817
*	Crystallex International Corp.	8,000	22,878
*	Dorel Industries, Inc. Class B Subordinate Voting	1,100	32,580
*	Draxis Health, Inc.	6,600	30,606
*	Dundee Corp. Class A Subordinate Voting	1,200	34,423
*	Dynatec Corp.	21,800	25,896
*	Eldorado Gold Corp.	9,300	39,444
	Emera, Inc.	2,900	51,036
*	Emergis, Inc.	6,700	29,890
	Empire Co., Ltd. Class A Non-Voting	1,500	55,106
	Enbridge, Inc.	5,517	173,794
	EnCana Corp.	16,100	665,420
*	Enerflex Systems, Ltd.	1,700	40,389
	Ensign Energy Services, Inc.	1,500	51,080
	Extendicare, Inc.	5,400	114,752
#	Fairfax Financial Holdings, Inc. Subordinate Voting	1,000	144,934
	Fairmont Hotels & Resorts, Inc.	4,600	203,842

30

	Finning International, Inc.	5,600	185,870
*	First Calgary Petroleums, Ltd. Class A	1,200	10,306
*	First Quantum Minerals, Ltd.	700	22,451
*	Firstservice Corp.	1,000	25,289
	Fortis, Inc.	4,500	92,063
*	Forzani Group, Ltd. Class A	2,900	38,303
*	Galleon Energy, Inc. Class A	600	11,140
*	Garda World Security Corp. Class A	1,000	17,555
*	GEAC Computer Corp., Ltd.	4,600	50,434
*	Genesis Land Development Corp.	3,900	16,918
*	Gennum Corp.	400	6,075
	George Weston, Ltd.	900	69,279
	Gerdau Ameristeel Corp.	7,300	58,904
*	Gildan Activewear, Inc.	1,200	59,923
*	Glamis Gold, Ltd.	2,300	62,577
*	Golden Star Resources, Ltd.	4,500	13,503
*	Great Basin Gold, Ltd.	10,600	19,307
*	Great West Lifeco, Inc.	2,000	51,476
*	High River Gold Mines, Ltd.	7,400	13,870
	Home Capital Group, Inc.	900	32,485
	Hudson’s Bay Co.	2,700	36,231
*	Hummingbird, Ltd.	1,500	34,080
*	Husky Energy, Inc.	1,000	61,208
*	Husky Injection Molding Systems, Ltd.	10,700	46,512
*	IGM Financial, Inc.	2,400	98,179
*	Imax Corp.	2,900	26,462
*	Imperial Oil, Ltd.	600	57,917
	INCO, Ltd.	5,200	251,386
	Industrial Alliance Insurance & Financial Services, Inc.	5,000	140,525
	Inmet Mining Corp.	1,800	50,051
*	International Forest Products, Ltd. Series A	1,800	10,770
*	International Uranium Corp.	2,700	15,799
*	Intertape Polymer Group, Inc.	4,400	36,433
	Intrawest Corp.	3,500	111,457
	Ipsco, Inc.	1,101	106,084
	Jean Coutu Group PJC, Inc. Class A Subordinate Voting	6,200	72,450
*	Killam Properties, Inc.	5,300	14,224
	Kingsway Financial Services, Inc.	4,200	85,852
*	Kinross Gold Corp.	17,700	163,380
*	Labopharm, Inc.	1,600	12,347
	Laurentian Bank of Canada	1,200	37,401
	Leon’s Furniture Ltd.	900	32,541
	Linamar Corp.	2,100	24,484
*	Lionore Mining International, Ltd.	6,100	31,132
	Loblaw Companies, Ltd.	3,400	172,476
*	MacDonald Dettweiler & Associates, Ltd.	1,100	37,546
*	Magellan Aerospace Corp.	5,000	13,727
	Magna International, Inc. Class A	4,212	314,107
*	Major Drilling Group International, Inc.	2,200	41,524
	Manitoba Telecom Services, Inc.	1,500	50,235
#	Manulife Financial Corp.	13,500	864,561
	MDS, Inc.	10,500	212,504
*	Mega Bloks, Inc.	700	16,132
*	Meridian Gold, Inc.	3,600	91,326

31

	Methanex Corp.	8,500	168,287
	Metro, Inc. Class A Subordinate Voting	5,700	148,713
	Mi Developments, Inc.	3,600	122,561
*	Miramar Mining Corp.	12,400	35,134
*	Morguard Corp.	400	11,390
	Mosaid Technologies, Inc.	1,400	30,798
	National Bank of Canada	5,800	330,714
*	Neurochem, Inc.	900	13,471
	New Maple Leaf Foods, Inc.	5,200	62,915
	Nexen, Inc.	2,601	135,743
*	Niko Resources, Ltd.	500	22,355
	Norbord, Inc.	4,700	51,944
*	Nortel Networks Corp.	70,100	199,854
*	North American Palladium, Ltd.	4,400	45,067
	Northbridge Financial Corp.	900	24,613
*	Northern Orion Resources, Inc.	14,300	52,849
*	Northgate Minerals Corp.	17,400	39,196
	Nova Chemicals Corp.	5,700	186,280
*	Nuvista Energy, Ltd.	1,000	12,539
	Onex Corp.	2,500	44,349
*	Open Text Corp.	4,000	70,254
*	Pan Amer Silver Corp.	900	19,965
*	Paramont Resources, Ltd. Class A	2,900	92,018
*	Pason Systems, Inc.	600	17,053
	Penn West Energy Trust	2,800	96,409
*	Petrobank Energy & Resources, Ltd.	1,500	18,347
	Petro-Canada	5,700	261,063
	Potash Corp. of Saskatchewan, Inc.	700	66,985
	Power Corp. of Canada, Ltd.	9,600	265,247
	Power Financial Corp.	2,900	84,950
	Precision Drilling Trust	1,500	46,896
	Quebecor World, Inc.	3,600	36,746
*	Quebecor, Inc. Class B Subordinate Voting	3,100	73,650
	Quest Capital Corp.	14,900	38,677
*	Real Resources, Inc.	800	14,642
	Reitmans Canada, Ltd.	3,200	54,570
*	Rider Resources, Ltd.	700	9,356
	Ritchie Brothers Auctioneers, Inc.	800	38,231
	Rogers Communications, Inc. Class B Non-Voting	1,700	68,063
*	Rona, Inc.	4,100	77,566
*	Rothmans, Inc.	800	15,276
	Royal Bank of Canada	3,700	308,873
*	Royal Group Technologies, Ltd.	3,000	29,724
	Russel Metals, Inc.	2,000	45,510
*	Saputo, Inc.	2,900	85,103
*	Saskatchewan Wheat Pool	3,000	22,148
*	Savanna Energy Services Corp.	600	13,146
	Sears Canada, Inc.	2,500	38,541
	Shaw Communictions, Inc. Class B Non-Voting	2,500	65,665
*	Shawcor, Ltd.	3,000	44,665
	Shell Canada, Ltd.	1,600	53,782
	Sherritt International Corp.	12,100	107,537
	Shoppers Drug Mart Corp.	2,000	77,944
	Sico, Inc.	2,400	29,143

32

*	Sierra Wireless, Inc.	2,800	33,261
*	Silvercorp Metals, Inc.	800	6,863
*	Sino-Forest Corp.	11,500	63,144
*	Sleeman Breweries, Ltd.	2,400	25,046
	SNC-Lavalin Group, Inc.	1,200	100,312
	Sobeys, Inc.	2,200	73,272
	St Lawrence Cement Group, Inc. Class A Subordinate Voting	1,200	33,525
*	Stantec, Inc.	500	17,885
*	Stratos Global Corp.	3,600	31,234
	Sun Life Financial, Inc.	13,500	590,985
	Suncor Energy, Inc.	2,001	149,575
	Talisman Energy, Inc.	1,700	89,379
*	Tan Range Exploration Corp.	1,800	11,515
	Teck Cominco Class B	1,700	106,283
	Telus Corp.	1,900	74,967
*	Tenke Mining Corp.	4,800	52,247
*	Tesco Corp.	1,900	35,260
	Thomson Corp.	4,200	160,690
	Toromont Industries, Ltd.	700	15,399
	Toronto Dominion Bank	17,900	1,030,103
	Torstar Corp. Class B Non-Voting	3,800	76,672
	Transalta Corp.	8,538	181,661
	Transcanada Corp.	9,721	299,384
*	Transglobe Energy Corp.	4,900	27,810
*	Trican Well Service, Ltd.	500	21,237
	TSX Group, Inc.	1,100	46,664
*	Tundra Semiconductor Corp.	2,100	24,854
	Uni-Select, Inc.	1,100	28,070
*	UTS Energy Corp.	10,500	61,349
*	Van Houtte, Inc.	1,100	19,842
*	Virginia Gold Mines, Inc.	1,100	12,448
	West Fraser Timber Co., Ltd.	2,600	94,899
*	Westaim Corp.	9,100	48,044
*	Western Silver Corp.	1,000	19,438
*	Westjet Airlines, Ltd.	5,300	49,062
	Winpak, Ltd.	3,500	32,122
*	Yamana Gold, Inc.	2,700	24,233
*	Zarlink Semiconductor, Inc.	13,900	31,678
*	Zenon Environmental, Inc.	1,300	20,648

TOTAL — CANADA			19,502,610

FRANCE — (5.2%)
COMMON STOCKS — (5.2%)
	Accor SA	6,223	373,993
	Air France-KLM	10,275	237,749
	Air Liquide SA	1,673	330,121
	Alain Afflelou SA	928	29,855
*	Alcatel SA	9,320	125,490
*	Alstom SA	1,009	86,238
*	Alten SA	912	31,202
*	Altran Technologies SA	6,045	84,761
	April Group SA	1,811	87,294

33

	Assurances Generales de France (AGF)	2,987	310,285
	Assystem Brime SA	1,127	33,324
*	Atos Origin	4,581	319,218
	AXA SA	3,554	125,663
	Bacou-Dalloz	295	32,097
	Beneteau SA	349	27,157
	BNP Paribas SA	18,585	1,719,975
	Boiron SA	1,211	24,392
	Bollore Technologies SA	147	82,514
	Bonduelle SA	382	28,459
	Bongrain SA	320	20,297
	Bourbon SA	561	57,296
	Bouygues SA	2,924	153,583
*	Bull SA	1,635	19,471
*	Business Objects SA	3,242	120,326
	Canal Plus SA	3,368	32,936
*	Cap Gemini SA	8,662	427,063
	Carbone Lorraine SA	616	30,709
	Carrefour SA	4,864	241,457
	Casino Guichard Perrachon SA	752	46,874
	CEGID SA	485	20,248
	CFF Recycling SA	647	22,339
*	Cie Generale de Geophysique SA	431	55,198
	Cie Generale D’Optique Essilor Intenational SA	830	71,514
	Clarins SA	1,376	82,263
*	Club Mediterranee SA	613	30,809
	CNP Assurances	1,514	144,976
	Compagnie de Saint-Gobain	13,593	906,839
	Compagnie Francaise d’Etudes et de Construction Technip SA	3,990	239,761
	Dassault Systemes SA	315	17,591
	Dior (Christian) SA	603	55,894
	Eiffage SA	1,122	127,042
	Electricite de Strasbourg	174	33,376
	Elior	6,807	102,296
	Esso SA	270	57,407
*	Etam Developpement SA	524	26,193
	Euler-Hermes SA	1,747	196,521
*	Euro Disney SCA	193,822	25,522
*	European Aeronautic Defence & Space Co.	5,387	197,485
	Faurecia SA	417	26,090
	Fimalac SA	772	61,010
	Fleury Michon SA	463	24,686
	Foncia Groupe	694	25,209
	Generale de Sante	2,012	57,884
	Generale des Establissements Michelin SA Series B	1,246	76,008
	Generale Location SA	696	26,356
	Geodis SA	498	71,232
*	GFI Informatique SA	3,974	32,631
	Groupe Steria SCA	573	31,048
	Guerbet SA	171	27,742
	Guyenne et Gascogne SA	267	27,193
	Hermes International SA	158	39,535
	Iliad SA	800	54,879
	Imerys SA	1,606	137,176

34

*	Infogrames Entertainment SA	15,123	13,509
	Ingenico SA	1,690	31,576
	Ipsos SA	268	35,858
*	JC Decaux SA	2,146	53,853
	Kaufman et Broad SA	417	39,797
	LaFarge SA	5,526	578,101
	Lagardere S.C.A. SA	4,288	331,483
	Locindus	509	23,362
	L’Oreal SA	1,381	122,103
	LVMH (Louis Vuitton Moet Hennessy)	1,352	122,813
	Manitou SA	707	27,471
	Manutan International SA	423	24,113
	Metropole Television SA	2,129	64,029
	Neopost SA	762	76,276
	Nexans SA	1,461	96,415
*	NRJ Group	1,337	30,025
	Oberthur Card Systems SA	3,280	27,658
*	Orpea	541	33,096
	Pernod-Ricard SA	672	115,003
	Peugeot SA	7,003	408,254
	Pierre & Vacances	223	20,472
	Pinguely-Haulotte SA	1,681	41,998
	Plastic Omnium SA	1,099	41,419
	PPR SA	3,045	350,793
	Provimi SA	1,292	33,321
	Publicis Groupe	1,433	54,673
	Rallye SA	877	30,350
	Remy Cointreau SA	1,833	91,104
	Renault SA	4,180	401,667
*	Rhodia SA	8,847	22,788
	Rubis SA	462	35,630
	Safran SA	2,117	53,882
	Sanofi - Aventis	2,000	170,250
	Schneider SA	7,284	744,297
	SCOR SA	56,001	134,575
	SEB SA	622	67,019
	SILIC (Societe Immobiliere de Location pour L’industrie et le Commerce)	288	30,990
	Societe BIC SA	1,851	112,908
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	41	24,507
	Societe des Ciments de Francais SA	561	83,150
	Societe Generale Paris	6,614	936,629
	Societe Industrielle D’Aviations Latecoere SA	701	29,222
	Societe Television Francaise 1	2,198	66,201
	Sodexho Alliance SA	3,163	134,578
	Somfy SA	95	22,614
	SR Teleperformance	992	33,095
	Stallergenes SA	223	33,379
	Ste des Autoroutes du Sud de la France	703	42,503
	Ste Virbac SA	422	21,029
	Stef-Tfe SA	792	35,978
	Sucriere de Pithiviers-Le-Vieil	33	26,420
	Suez (ex Suez Lyonnaise des Eaux)	4,083	149,959
	Thales SA	908	41,370

35

	Trigano SA	846	42,286
*	UbiSoft Entertainment SA	1,161	45,185
	Valeo SA	3,671	146,926
	Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)	105	82,151
	Veolia Environnement SA	2,750	143,781
	Viel et Compagnie	5,851	28,534
	Vilmorin Clause et Compagnie SA	766	55,708
	Vinci SA	1,355	125,073
	Vivendi Universal SA	5,895	178,321
	Vranken Pommery Monopole	469	23,903
	Wendel Investissement	1,167	133,566
	Zodiac SA	1,393	87,439

TOTAL — FRANCE			15,838,190

SWITZERLAND — (4.2%)
COMMON STOCKS — (4.2%)
	A. Hiestad Holding AG	35	30,688
*	ABB, Ltd.	14,804	177,376
*	Actelion, Ltd.	256	21,925
	AFG Arbonia-Forster Holding AG	94	27,378
	Allreal Holding AG	288	27,999
	Ascom Holding AG	2,673	40,197
	Bachem AG	487	27,682
	Baloise-Holding AG	3,692	233,897
	Bank Sarasin & Cie Series B, Basel	41	95,299
	Banque Cantonale Vaudoise	238	76,194
*	Barry Callebaut AG	145	57,468
	Belimo Holdings AG	65	43,578
	BKW FMB Energie AG	1,118	87,503
	Bobst Group AG	657	28,052
*	Bucher Industries AG	930	88,191
	Charles Voegele Holding AG	617	56,421
	Ciba Spezialitaetenchemie Holding AG	3,487	215,596
*	Clariant AG	17,430	266,336
	Compagnie vaudoise d’electricite	51	50,075
*	Converium Holding AG	16,991	187,196
	Credit Suisse Group	4,324	239,486
*	Crucell NV	1,172	28,899
	Ems-Chemie Holding AG	569	57,166
	Energiedienst Holding AG	99	36,879
*	Fischer (Georg) AG	262	106,049
*	Flughafen Zuerich AG	155	30,429
*	Forbo Holding AG, Eglisau	122	30,828
	Galenica Holding, Ltd. AG, Bern	395	74,430
	Geberit AG	179	162,403
	Givaudan SA	477	341,481
	Gurit-Heberlein AG	27	28,108
	Helvetia Patria Holding	166	37,349
	Holcim, Ltd.	7,322	576,639
	Industrieholding Cham AG	90	26,553
	Jelmoli Holding AG	23	37,165

36

*	Julius Baer Holding AG	1,563	134,258
*	Kardex AG	584	28,017
	Kudelski SA	742	20,904
	Kuehne & Nagel International AG	289	87,176
	Kuoni Reisen Holding AG	206	88,279
	Lindt & Spruengli AG	3	59,362
*	Logitech International SA	1,701	68,522
	Lonza Group AG	1,923	124,742
*	Micronas Semiconductor Holding AG	2,227	71,514
	Nestle SA, Cham und Vevey	7,146	2,100,950
	Nobel Biocare Holding AG	454	101,368
	Novartis AG	879	47,302
*	OZ Holding AG	401	29,798
	Phoenix Mecano AG, Stein am Rhein	93	31,199
	Phonak Holding AG	1,646	79,446
*	PSP Swiss Property AG	2,769	130,891
	PubliGroupe SA	203	61,287
	Rieters Holdings AG	325	126,111
	Roche Holding AG Bearer	454	75,411
#	Roche Holding AG Genusschein	4,752	702,093
	Saurer AG	1,100	79,814
	Schindler Holding AG - Regd	101	47,451
	Schweiter Technology AG	167	44,549
	Schweizerhall Holding AG	326	31,824
	Serono SA	70	49,669
*	SEZ Holding AG	1,273	28,127
	Sig Holding AG	386	85,598
*	Sika Finanz AG	105	103,247
	Societe Generale de Surveillance Holding SA	102	94,145
	St. Galler Kantonalbank	76	26,581
	Straumann Holding AG	213	50,210
	Sulzer AG	229	143,053
	Swatch Group AG	1,159	188,038
	Swiss Life AG	1,955	362,435
	Swiss Prime Site AG	765	37,345
	Swiss Reinsurance Co., Zurich	13,149	936,673
	Swisscom AG	284	85,288
	Swissfirst AG	503	37,443
	Tamedia AG	348	34,656
	Tecan Group AG	767	42,274
	The Swatch Group AG	2,582	84,966
	UBS AG	6,278	667,008
*	Unaxis Holding AG	734	153,858
*	Unilabs SA	832	27,194
	Valiant Holding AG	668	66,319
	Vontobel Holdings AG	2,300	90,963
	Zschokke Holding SA	44	35,795
	Zurich Financial SVCS AG	5,686	1,342,713

TOTAL COMMON STOCKS			12,798,781

RIGHTS/WARRANTS — (0.0%)
*	Unilabs SA Warrants 12/15/08	832	476

TOTAL — SWITZERLAND			12,799,257

37

AUSTRALIA — (3.8%)
COMMON STOCKS — (3.8%)
	ABB Grain, Ltd.	10,549	61,907
	ABC Learning Centres, Ltd.	15,701	88,343
	Adelaide Bank, Ltd.	2,967	29,375
	Adelaide Brighton, Ltd.	17,614	33,715
	Adsteam Marine, Ltd.	28,274	41,919
	Alesco Corp., Ltd.	3,433	25,406
	Alinta, Ltd.	6,200	50,969
	Alumina, Ltd.	17,440	89,259
	Amcor, Ltd.	26,085	143,227
	AMP, Ltd.	12,395	78,732
	Ansell, Ltd.	8,333	67,715
	APN News & Media, Ltd.	20,979	73,743
	Aristocrat Leisure, Ltd.	4,341	38,610
	Austal, Ltd.	14,362	23,066
*	Austar United Communications, Ltd.	69,392	56,360
	Austereo Group, Ltd.	33,451	40,659
	Australand Property Group	49,805	74,907
	Australia & New Zealand Banking Group, Ltd.	24,073	457,851
	Australian Agricultural Co., Ltd.	22,953	28,742
	Australian Gas Light Co.	6,185	87,637
	Australian Pharmaceutical Industries, Ltd.	22,126	46,767
	Australian Pipeline Trust	13,927	44,822
	Australian Stock Exchange, Ltd.	1,560	37,420
*	Australian Worldwide Exploration, Ltd.	30,855	58,385
	AV Jennings Homes, Ltd.	28,524	26,026
	AWB, Ltd.	18,118	50,298
	AXA Asia Pacific Holdings, Ltd.	24,561	106,060
	Babcock & Brown, Ltd.	2,100	26,698
	Bank of Queensland, Ltd.	4,777	54,792
	BayCorp Advantage, Ltd.	21,341	50,123
	Beach Petroleum, Ltd.	41,655	35,530
	Bendigo Bank, Ltd.	8,350	88,525
	Billabong International, Ltd.	4,024	46,130
	Bluescope Steel, Ltd.	9,427	45,811
	Boral, Ltd.	23,533	152,738
*	Bradken, Ltd.	11,200	38,897
#	Brambles Industries, Ltd.	11,913	88,746
	Brickworks, Ltd.	8,677	85,704
*	Burns, Philp & Co., Ltd.	169,057	131,493
	Caltex Australia, Ltd.	2,566	32,662
	Centennial Coal, Ltd.	17,075	45,022
	Challenger Financial Services Group, Ltd.	27,038	77,557
	Coates Hire, Ltd.	14,486	63,087
	Coca-Cola Amatil, Ltd.	20,858	108,694
	Cochlear, Ltd.	1,356	49,168
	Coles Myer, Ltd.	8,987	65,373
	Commander Communications, Ltd.	16,630	24,475
	Commonwealth Bank of Australia	21,731	721,388
	Computershare, Ltd.	7,910	39,528

38

	Crane Group, Ltd.	3,422	26,876
	CSL, Ltd.	2,672	104,157
	CSR, Ltd.	14,213	40,006
	DCA Group, Ltd.	31,192	80,545
	Downer EDI, Ltd.	22,890	132,964
	Energy Developments, Ltd.	8,213	24,297
	Envestra, Ltd.	46,700	41,250
	Equigold NL	27,431	26,370
	Excel Coal, Ltd.	4,600	23,054
	FKP, Ltd.	14,626	56,898
	Fleetwood Corp., Ltd.	4,575	23,563
*	Fortescue Metals Group, Ltd.	8,998	37,407
	Foster’s Group, Ltd.	39,020	157,071
	Funtastic, Ltd.	19,487	26,391
	Futuris Corp., Ltd.	18,278	31,903
	GasNet Australia Group	12,700	25,403
	GRD, Ltd.	18,916	40,502
	GUD Holdings, Ltd.	4,480	25,838
	GWA International, Ltd.	11,217	28,225
*	Hardman Resources, Ltd.	17,222	23,881
	Harvey Norman Holdings, Ltd.	35,952	93,081
	Healthscope, Ltd.	6,988	19,875
	Hills Industries, Ltd.	10,739	41,756
	IBT Education, Ltd.	17,600	27,158
	iiNet, Ltd.	13,345	15,517
	Iluka Resources, Ltd.	16,531	87,394
	Incitec Pivot, Ltd.	3,155	41,953
	Insurance Australiz Group, Ltd.	27,788	110,674
	IOOF Holdings, Ltd.	7,384	42,630
	Iress Market Technology, Ltd.	6,973	24,930
	James Hardies Industries NL	10,437	68,416
	John Fairfax Holdings, Ltd.	37,165	108,599
	Jones (David), Ltd.	39,257	82,935
	Jubilee Mines NL	3,485	17,462
	Just Group, Ltd.	27,800	65,785
	Kingsgate Consolidated, Ltd.	10,697	43,397
	Lend Lease Corp., Ltd.	6,697	66,030
	Lion Nathan, Ltd.	10,844	64,191
	MacMahon Holdings, Ltd.	56,724	29,906
	Macquarie Bank, Ltd.	1,221	57,754
*	Mayne Pharma, Ltd.	17,040	35,047
	Metcash Limited	55,600	185,840
	Minara Resources, Ltd.	38,109	56,845
	Mirvac, Ltd.	43,674	136,223
	Multiplex Group	46,381	108,707
	National Australia Bank, Ltd.	28,363	769,825
	New Hope Corp., Ltd.	57,389	54,805
	Newcrest Mining, Ltd.	3,167	49,733
	Nufarm, Ltd.	4,667	37,695
	Oamps, Ltd.	9,783	25,329
* #	Oceana Gold, Ltd.	56,700	33,512
	Onesteel, Ltd.	41,890	119,177
	Orica, Ltd.	4,061	68,823
	Origin Energy, Ltd.	33,813	172,624

39

*	Oxiana, Ltd.	22,358	31,545
	Pacific Brands, Ltd.	39,400	65,983
	Pacific Group, Ltd.	19,016	27,812
*	Paladin Resources, Ltd.	10,925	28,735
	Paperlinx, Ltd.	22,028	55,439
	Perpetual Trustees Australia, Ltd.	817	41,069
*	PMP, Ltd.	26,082	31,421
	Primary Health Care, Ltd.	6,406	53,500
	Prime Television, Ltd.	9,815	23,719
	Promina Group, Ltd.	41,280	166,338
	Publishing and Broadcasting, Ltd.	3,224	40,618
	Qantas Airways, Ltd.	41,272	125,076
	QBE Insurance Group, Ltd.	5,241	80,170
	Ramsay Health Care, Ltd.	7,210	53,332
	Ridley Corp., Ltd.	28,525	28,616
	Rinker Group, Ltd.	5,929	77,893
	Rio Tinto, Ltd.	2,610	136,739
*	Roc Oil Co., Ltd.	23,255	54,331
	Rural Press, Ltd.	6,268	53,047
	Santos, Ltd.	19,967	167,825
	Seven Network, Ltd.	4,032	24,530
	SFE Corp., Ltd.	3,875	36,588
	Sims Group, Ltd.	2,200	25,156
	Smorgon Steel Group, Ltd.	22,820	21,397
	Sonic Healthcare, Ltd.	3,568	40,910
	Spotless Group, Ltd.	7,721	29,416
	St. George Bank, Ltd.	4,434	98,696
	Straits Resources, Ltd.	14,212	32,206
	STW Communications Group, Ltd.	11,103	24,930
	Suncorp-Metway, Ltd.	9,646	146,040
	Sunland Group, Ltd.	20,522	30,344
*	Super Cheap Auto Group, Ltd.	13,400	25,831
*	Symbion Health, Ltd.	46,012	113,746
	Tabcorp Holdings, Ltd.	19,518	219,422
*	Tap Oil, Ltd.	12,139	20,005
	Ten Network Holdings, Ltd.	10,502	23,225
	Thakral Holdings Group	17,655	10,152
	Timbercorp, Ltd.	17,609	42,337
	Transfield Services, Ltd.	8,597	46,747
	Transurban Group	8,069	42,601
	United Group, Ltd.	6,132	54,690
	Virgin Blue Holdings, Ltd.	42,843	53,814
	Vision Systems, Ltd.	25,478	38,950
	Washington H. Soul Pattinson & Co., Ltd.	15,659	111,198
	Wattyl, Ltd.	13,560	35,895
	Wesfarmers, Ltd.	2,329	62,991
	West Australian Newspapers Holdings, Ltd.	6,424	37,467
	Westpac Banking Corp.	8,939	156,101
	WHK Group, Ltd.	7,986	34,055
	Woodside Petroleum, Ltd.	2,584	77,567
	Woolworths, Ltd.	5,567	75,818
	Worley Parsons, Ltd.	4,862	57,078
	Zinifex, Ltd.	35,500	201,761

TOTAL — AUSTRALIA			11,369,162

40

GERMANY — (3.7%)
COMMON STOCKS — (3.7%)
*	Aareal Bank AG	2,878	127,438
	Adidas-Salomon AG	570	111,393
*	Aixtron AG	8,531	31,482
	Allianz AG	526	84,951
	AMB Generali Holding AG	1,336	155,460
	Andreae-Noris Zahn AG, Anzag	260	12,558
	AWD Holding AG	685	22,662
	Baader Wertpapier Handelsbank AG	1,255	15,195
	Balda AG	2,287	28,979
	BASF AG	6,890	521,260
	Bayer AG	9,647	389,108
	Bayerische Motoren Werke (BMW) AG	8,028	385,941
	Bechtle AG	1,392	33,658
	Beiersdorf AG	312	42,471
	Berliner Elektro Holding AG	1,054	12,000
	Bilfinger & Berger Bau AG	2,385	137,150
	Boewe Systec AG	548	36,307
	Celesio AG	514	47,793
*	Centrotec Hochleistungskunststoffe AG	823	30,721
	Cewe Color Holding AG	567	19,840
	Comdirect Bank AG	2,857	31,574
	Commerzbank AG	17,833	651,585
	Continental AG	1,410	144,953
*	CTS Eventim AG	1,147	33,110
	DAB Bank AG	3,271	31,296
	DaimlerChrysler AG	14,816	823,284
	Deutsche Bank AG	1,062	117,490
	Deutsche Boerse AG	1,010	126,881
	Deutsche Euroshop AG	1,179	76,723
	Deutsche Lufthansa AG	9,311	153,412
	Deutsche Post AG	4,550	118,392
*	Deutz AG	5,335	33,324
	Douglas Holding AG	2,121	96,535
*	Drillisch AG	2,378	13,027
*	Duerr Beteiligungs AG	601	13,121
	DVB Bank AG	150	33,793
	E.ON AG	3,491	387,179
*	Epcos AG	1,602	21,732
*	Escada AG	393	12,877
	Euwax AG	321	13,099
	Fielmann AG	170	13,364
	Fraport AG	1,466	112,019
	Fresenius Medical Care AG	569	61,156
	Fuchs Petrolub AG Oel & Chemie	281	12,398
*	GEA Group AG	8,694	142,271
	Gerry Weber International AG	1,058	20,528
	GFK AG	304	13,492
*	GPC Biotech AG	1,541	27,385
	Grenkeleasing AG	597	35,767

41

	Hannover Rueckversicherung AG	4,433	168,282
	Hawesko Holdings AG	746	34,064
	Heidelberger Druckmaschinen AG	2,505	107,553
	Henkel KGAA	939	96,355
	Hochtief AG	4,430	237,749
	Hugo Boss AG	968	39,238
	Hypo Real Estate Holding AG	4,160	273,045
	Indus Holding AG	922	32,078
*	Infineon Technologies AG	21,022	194,217
	IVG Immobilien AG	2,519	65,440
	Iwka AG	2,533	68,199
*	Jenoptik AG	3,082	26,394
	K & S Aktiengesellschaft AG	645	48,366
* #	Karstadt Quelle AG	2,074	50,052
	Kloeckner-Werke AG	2,155	25,819
*	Kontron AG	3,789	43,284
	Krones AG	199	23,574
*	KSB AG	62	15,347
	KWS Kleinwanzlebener Saatzucht AG	36	35,453
*	Leifheit AG	465	12,197
	Leoni AG	1,422	49,475
	Linde AG	2,990	236,552
	MAN AG	2,269	143,174
	Medion AG	1,412	20,640
	Merck KGAA	880	88,125
	Metro AG	1,353	72,070
	Mobilcom AG	2,205	58,069
*	Morphosys AG	215	12,398
	Munchener Rueckversicherungs-Gesellschaft AG	4,242	575,869
	MVV Energie AG	3,200	84,033
	Norddeutsche Affinerie AG	2,357	65,434
	PC-Ware Information Technologies AG	613	12,132
	Pfeiffer Vacuum Technology AG	609	37,542
*	Pfleiderer AG	1,510	37,339
*	Plasmaselect AG	3,271	19,607
*	Primacom AG	3,091	18,289
	Puma AG	295	105,672
*	QIAGEN NV	5,722	85,204
	Rational AG	95	13,647
	Renk AG	322	13,715
	Rheinmetall Berlin AG	1,071	83,459
	Rhoen-Klinikum AG	1,451	63,104
	RWE AG (Neu) Series A	1,990	171,117
	Salzgitter AG	1,618	109,945
	SAP AG (Systeme Anwendungen Produkte in der Datenverarbeitung)	124	25,364
	Schering AG	1,070	76,745
	Schlott Sebaldus AG	360	13,367
	Schwarz Pharma AG	626	39,423
*	SGL Carbon AG	2,129	36,666
	SHB Stuttgarter Finanz - und Beteiligungs AG	322	12,360
*	Singulus Technologies AG	3,716	71,421
	Sixt AG	1,090	35,283
	Software AG	631	36,392

42

	Stada Arzneimittel AG	2,822	100,963
*	Strabag AG	149	17,209
	Suedzucker AG	4,668	123,330
*	Suess Microtec AG	1,345	13,382
	Takkt AG	1,332	17,426
*	Techem AG	662	28,855
#	ThyssenKrupp AG	16,272	412,178
	TUI AG	6,929	136,848
	United Internet AG	641	31,894
*	Vivacon AG	810	35,006
	Volkswagen AG	4,368	305,897
	Vossloh AG	381	19,798
*	Wire Card AG	6,361	42,960
	Wuerttembergische Lebensversicherung AG	687	19,270
	Wuerttembergische Metallwarenfabrik AG	596	12,229

TOTAL — GERMANY			11,055,717

ITALY — (2.4%)
COMMON STOCKS — (2.4%)
	Acea SpA	1,782	20,369
*	Actelios SpA	2,609	31,296
	Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)	9,253	64,018
	AEM SpA	25,459	53,981
	Aem Torino SpA	9,569	26,053
*	Alitalia Linee Aeree Italiane SpA	3,189	4,821
	Alleanza Assicurazioni SpA	6,399	79,206
	Amplifon SpA	300	22,831
	ASM Brescia SpA	7,845	25,719
	Assicurazioni Generali SpA, Trieste	6,778	243,142
	Astaldi SpA	4,006	27,059
	Autogrill SpA, Novara	4,069	59,673
	Autostade SpA	3,199	81,668
	Banca Fideuram SpA	13,315	80,731
	Banca Finnat Euramerica SpA	18,038	25,989
	Banca Intermobiliare di Investimenti e Gestoni SpA	3,072	32,586
	Banca Intesa SpA	62,818	371,151
#	Banca Monte Dei Paschi di Siena SpA	47,757	247,016
	Banca Popolare Dell’etruria e Del Lazio Scrl	3,738	70,423
	Banca Popolare di Milano Scarl	30,950	391,202
	Banca Popolare Italiana	25,248	276,644
	Banco di Desio e della Brianza SpA	2,570	21,261
	Banco Piccolo Valellinese Scarl SpA	2,037	31,063
	Banco Popolare Bergamo SpA	12,622	317,024
	Banco Popolare di Verona e Novara SpA	11,656	279,535
	Benetton Group SpA	4,521	57,606
	Biesse SpA	3,460	38,343
*	Bipielle Investimenti SpA	2,934	24,841
	Brembo SpA	3,347	29,854
	Bulgari SpA	7,050	83,655
	Buzzi Unicem SpA	4,473	92,547
	Caltagirone Editore SpA	2,747	23,979
	Caltagirone SpA	4,922	48,315

43

	Capitalia SpA	62,926	475,286
	Cassa di Risparmio di Firenze SpA	28,537	99,550
	Cementir Cementerie del Tirreno SpA	2,723	18,007
	CIR SpA (Cie Industriale Riunite), Torino	23,556	70,576
	Class Editore SpA	13,119	25,149
	Compagnia Assicuratrice Unipol SpA	28,685	90,349
	Credito Artigiano SpA	4,821	20,454
	Credito Bergamasco SpA	746	25,739
	Credito Emiliano SpA	6,912	91,599
	Danieli & C.Officine Meccaniche SpA	4,011	38,384
	Davide Campari - Milano SpA	7,512	60,165
* #	Ducati Motor Holding SpA	21,455	22,287
	Eni SpA	2,426	69,354
	Ente Nazionale per L’Energia Elettrica SpA	19,879	165,399
	Erg SpA	3,303	77,734
*	Fastweb	2,068	99,680
* #	Fiat SpA	15,168	164,197
	Fondiaria - Sai SpA	3,847	154,086
*	Gemina SpA	28,392	97,392
	Gewiss SpA	2,715	18,288
	Hera SpA	19,754	57,061
	Immsi SpA	5,547	17,115
*	Impregilo SpA	6,930	29,674
	Interpump Group SpA	3,715	25,422
	Italcementi SpA	6,434	131,709
	Italmobiliare SpA	552	42,382
	Luxottica Group SpA	1,585	44,565
	Manifattura Lane Gaetano Marzotto & Figli SpA	6,390	27,622
	Mariella Burani Fashion Group SpA	1,823	32,578
	Mediolanum SpA	6,148	50,750
	Milano Assicurazioni SpA	11,969	91,519
	Navigazione Montanari SpA	7,437	30,176
	Permasteelisa SpA	1,921	34,725
	Pininfarina SpA	795	29,465
	Premafin Finanziaria SpA Holding di Partecipazioni	28,500	83,499
	Premuda SpA	12,844	26,237
	Recordati SpA	2,311	17,102
	Risanamento Napoli SpA	6,930	39,116
	SAES Getters SpA	1,051	28,801
	Saipem SpA	5,158	109,526
	San Paolo-IMI SpA	21,138	373,020
*	Seat Pagine Gialle SpA	119,642	58,732
*	Seat Pagine Gialle SpA, Torino	27,619	14,016
	SNAM Rete Gas SpA	12,329	54,138
*	Societa Partecipazioni Finanziarie SpA	31,924	28,687
	Societe Cattolica di Assicurazoni Scarl SpA	2,180	124,461
	Sogefi SpA	4,308	28,093
*	Sorin SpA	13,250	25,441
	Telecom Italia SpA	17,080	45,877
* #	Tiscali SpA	14,790	43,551
	Tod’s Group SpA	475	34,731
	Trevi-Finanziaria Industriale SpA	4,872	29,781
	UniCredito Italiano SpA	39,745	289,079
*	Valentino Fashion Group SpA	1,670	44,719

44

	Vittoria Assicurazioni SpA	1,943	25,884

TOTAL — ITALY			7,336,530

SPAIN — (2.2%)
COMMON STOCKS — (2.2%)
	Abengoa SA	1,699	40,367
	Abertis Infraestructuras SA	4,443	115,042
	Acciona SA	1,041	145,120
	Acerinox SA	10,639	163,032
	Actividades de Construccion y Servicios SA	2,400	89,503
	Adolfo Dominguez SA	642	26,459
	Altadis SA	3,301	138,415
*	Amper SA	2,702	26,141
	Antena 3 de Television SA	3,047	80,825
	Banco de Andalucia SA	881	94,984
	Banco de Sabadell SA	9,217	278,009
	Banco de Valencia SA	765	27,133
	Banco Espanol de Credito SA	16,126	256,924
	Banco Guipuzcoano SA	1,491	44,204
	Banco Pastor SA	2,337	131,597
	Banco Popular Espanol SA	27,649	370,843
	Banco Santander Central Hispanoamerica SA	107,809	1,575,036
	Bankinter SA	2,716	171,609
	CAF (Construcciones y Auxiliar de Ferrocarriles SA)	212	24,838
	Campofrio Alimentacion SA	1,624	27,959
	Cementos Portland SA	1,361	128,124
	Cia Espanola de Petroleous SA	845	45,562
	Corporacion Mapfre Compania Internacional de Reaseguros SA	7,010	135,082
	Ebro Puleva SA	6,222	113,312
	Enagas SA	4,201	85,032
*	Ercros SA	23,413	23,425
	Faes Farma SA	1,471	32,733
	Fomento de Construcciones y Contratas SA	1,604	109,052
	Gamesa Corporacion Tecnologica SA	5,500	95,216
	Gas Natural SDG SA	2,364	71,910
	Grupo Catalana Occidente SA	271	33,497
	Grupo Empresarial Ence SA	1,199	41,446
	Grupo Ferrovial SA	730	54,650
	Iberdrola SA	5,722	180,472
	Indra Sistemas SA	3,820	76,016
	Industria de Diseno Textil SA	2,500	89,741
	Inmobiliaria Urbis SA	2,638	56,454
*	LSB (La Seda de Barcelona SA) Series B	9,997	28,940
*	Mecalux SA	1,035	30,845
	Metrovacesa SA	1,082	80,552
*	Natraceutical SA	20,699	33,315
	Obrascon Huarte Lain SA	1,865	38,018
	Pescanova SA	1,025	38,181
	Prosegur Cia de Seguridad SA	1,270	31,776
	Red Electrica de Espana SA	3,780	126,418
	Repsol SA	1,793	50,117
	Sacyr Vallehermoso SA	4,135	116,258

45

	Sociedad General de Aguas de Barcelona SA Class A	4,759	131,636
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	10,262	54,487
* #	Sogecable SA	1,216	48,863
	Sol Melia SA	3,980	59,172
	SOS Cuetara SA	4,048	53,746
	Tele Pizza SA	12,397	30,733
	Tubacex SA	13,824	72,650
	Tubos Reunidos SA	1,854	25,772
	Union Fenosa SA	2,156	80,906
	Uralita SA	5,481	27,761
	Vidrala SA, Alava	1,218	27,090
	Viscofan Industria Navarra de Envolturas Celulosicas SA	4,598	62,192
	Zardoya Otis SA	3,003	79,033
	Zeltia SA	6,725	46,617

TOTAL — SPAIN			6,574,842

HONG KONG — (2.2%)
COMMON STOCKS — (2.2%)
	Allied Group, Ltd.	24,000	36,749
*	Asia Aluminum Holdings, Ltd.	304,000	37,509
	ASM Pacific Technology, Ltd.	6,000	33,416
	Bank of East Asia, Ltd.	32,600	111,481
	Cathay Pacific Airways, Ltd.	30,000	55,604
	Champion Technology Holdings, Ltd.	172,000	27,813
	Chaoda Modern Agriculture (Holdings), Ltd.	154,000	92,442
	Cheung Kong Holdings, Ltd.	35,000	366,875
	Cheung Kong Infrastructure Holdings, Ltd.	14,000	43,899
*	China Gas Holdings, Ltd.	98,000	20,810
*	China Insurance International Holdings Co., Ltd.	90,000	35,569
*	China Mengniu Dairy Co., Ltd.	19,000	19,695
	China Merchants Holdings (International) Co., Ltd.	28,000	79,133
*	China Netcom Group Corp. (Hong Kong), Ltd.	113,000	200,637
*	China Oriental Group Co., Ltd.	84,000	19,386
	China Overseas Land & Investment, Ltd.	140,000	76,040
*	China Pharmaceutical Enterprise and Investment Corp., Ltd.	160,000	29,604
	China Resources Land, Ltd.	107,000	57,257
	China Resources Logic, Ltd.	278,000	32,087
	China Travel International Investment, Ltd.	222,000	59,605
	China Unicom, Ltd.	88,000	75,666
	CITIC International Financial	135,000	61,114
	Citic Pacific, Ltd.	47,000	139,744
	CLP Holdings, Ltd.	12,000	68,608
	CNOOC, Ltd.	98,000	81,214
	CNPC (Hong Kong), Ltd.	90,000	26,816
	COFCO International, Ltd.	82,000	43,573
	Dah Sing Banking Group, Ltd.	10,000	19,634
	Dah Sing Financial Holdings, Ltd.	6,000	41,875
	Dickson Concepts International, Ltd.	19,500	28,629
	Emperor Entertainment Hotel, Ltd.	85,000	29,910
	Emperor International Holdings, Ltd.	114,000	28,920
	Esprit Holdings, Ltd.	9,000	68,831
	Far East Consortium International, Ltd.	60,000	25,292

46

	Fountain Set Holdings, Ltd.	62,000	27,605
*	Foxconn International Holdings, Ltd.	35,000	60,205
*	Fu Ji Food & Catering Services Holdings, Ltd.	19,000	39,172
	Galaxy Entertainment Group, Ltd.	36,000	23,270
	Giordano International, Ltd.	90,000	47,714
	Global Bio-Chem Technology Group Co., Ltd.	46,000	25,893
	Great Eagle Holdings, Ltd.	19,000	61,209
	Guangdong Brewery Holdings, Ltd.	46,000	21,595
	Guangzhou Investment Co., Ltd.	256,000	43,792
	GZI Transport, Ltd.	82,000	33,099
	Hang Lung Group, Ltd.	36,000	79,281
	Hang Seng Bank, Ltd.	5,200	69,528
	Harbour Ring International Holdings, Ltd.	212,000	19,537
	Henderson Investment, Ltd.	50,000	94,499
	Henderson Land Development Co., Ltd.	33,000	175,734
	HKR International, Ltd.	48,533	26,830
	Hong Kong and China Gas Co., Ltd.	24,000	57,354
	Hong Kong and Shanghai Hotels, Ltd.	52,000	61,633
	Hong Kong Electric Holdings, Ltd.	16,000	73,675
	Hong Kong Ferry (Holdings) Co., Ltd.	16,000	19,531
	Hopewell Holdings, Ltd.	38,000	105,904
	Hopson Development Holdings, Ltd.	32,000	58,030
	Hung Hing Printing Group, Ltd.	24,524	16,206
	Hutchison Whampoa, Ltd.	51,000	483,136
	Hysan Development Co., Ltd.	39,000	94,702
	Industrial & Commercial Bank of China (Asia), Ltd.	16,000	21,891
	JCG Holdings, Ltd.	24,000	19,783
	Johnson Electric Holdings, Ltd.	21,000	20,467
	K Wah International Holdings, Ltd.	98,000	26,221
	Kerry Properties, Ltd.	40,000	127,385
	Kingboard Chemical Holdings, Ltd.	20,000	62,844
	Kowloon Development Co., Ltd.	19,000	24,794
	Kowloon Motor Bus Holdings, Ltd.	3,600	21,051
*	Lee & Man Paper Manufacturing, Ltd.	22,000	29,927
	Li & Fung, Ltd.	16,000	32,224
*	Li Ning Co., Ltd.	22,000	18,780
*	Lifestyle International Holdings, Ltd.	13,000	20,786
	Liu Chong Hing Bank, Ltd.	6,000	11,870
	Miramar Hotel & Investment Co., Ltd.	15,000	20,910
	MTR Corp., Ltd.	39,500	89,347
	New World China Land, Ltd.	112,000	49,795
	New World Development Co., Ltd.	107,970	171,600
	Next Media, Ltd.	74,000	40,132
	NWS Holdings Ltd.	62,856	104,590
	Pacific Century Premium Developments, Ltd.	65,000	20,106
	Peace Mark Holdings, Ltd.	100,000	43,295
	Playmates Holdings, Ltd.	194,000	23,338
*	Ports Design, Ltd.	14,500	18,558
	Prime Success International Group, Ltd.	34,000	21,292
	Regal Hotels International Holdings, Ltd.	502,000	39,177
	Road King Infrastructure, Ltd.	34,000	29,099
	Shanghai Industrial Holdings, Ltd.	35,000	74,929
#	Shanghai Real Estates, Ltd.	172,000	28,348
	Shangri-La Asia, Ltd.	70,000	111,913

47

	Shenzhen International Holdings, Ltd.	975,000	38,038
*	Shougang Concord International Enterprises Co., Ltd.	374,000	27,628
	Shui On Construction & Materials, Ltd.	26,000	56,733
	Silver Grant International Industries, Ltd.	70,000	20,826
#	Sino Land Co., Ltd.	56,774	84,658
*	Sinochem Hong Kong Holdings, Ltd.	194,000	56,653
	Sinolink Worldwide Holdings, Ltd.	138,000	39,802
	Sun Hung Kai Properties, Ltd.	24,000	248,960
	Tai Cheung Holdings, Ltd.	49,000	27,678
	Techtronic Industries Co., Ltd.	20,000	34,639
	Television Broadcasts, Ltd.	4,000	22,477
	Tingyi (Cayman Islands) Holding Corp.	80,000	47,587
	Truly International Holdings, Ltd.	16,000	20,052
	Varitronix International, Ltd.	42,000	30,773
	Vitasoy International Holdings, Ltd.	86,000	31,526
	Vtech Holdings, Ltd.	7,000	25,712
	Wharf Holdings, Ltd.	46,000	169,471
	Wheelock and Co., Ltd.	39,000	69,610
	Wheelock Properties, Ltd.	75,000	57,919
	Wing Hang Bank, Ltd.	7,000	53,910
	Wing Lung Bank, Ltd.	5,300	46,804
	Yue Yuen Industrial (Holdings), Ltd.	14,000	43,227

TOTAL — HONG KONG			6,573,706

SWEDEN — (2.0%)
COMMON STOCKS — (2.0%)
	Alfa Laval AB	3,600	90,962
	Assa Abloy AB Series B	10,600	179,993
	Atlas Copco AB Series A	2,600	64,035
	Atlas Copco AB Series B	3,300	75,021
	Axfood AB	1,050	27,129
	Axis AB	3,500	21,879
	Bergman & Beving AB Series B	2,000	33,348
	Biacore International AB	1,100	31,341
	Bilia AB Series A	1,000	21,341
	Billerud AB	1,900	27,133
*	Boliden AB	17,000	210,741
*	Capio AB	4,400	76,089
	Cardo AB	1,300	38,519
	Castellum AB	900	37,678
	D. Carnegie & Co. AB	2,700	45,713
	Electrolux AB Series B	9,600	265,512
	Elekta AB Series B	2,600	38,424
	Eniro AB	1,600	17,720
	Fabege AB	3,300	65,500
	Gambro AB Series A	10,000	101,930
	Gambro AB Series B	5,000	51,448
	Getinge AB	3,200	46,262
	Gunnebo AB	3,800	41,630
	Haldex AB	1,200	28,108
	Hennes & Mauritz AB Series B	1,950	71,053
	Hoganas AB Series B	1,200	25,402

48

	Holmen AB Series B	4,800	186,209
*	IBS AB Series B	11,000	38,887
*	Intrum Justitia AB	2,200	19,288
*	JM AB	1,800	100,381
	Klovern AB	9,100	33,212
	Kungsleden AB	4,100	143,465
*	Lindex AB	2,300	26,443
*	Lundin Petroleum AB	6,000	66,211
	Meda AB Series A	5,800	79,125
*	Micronic Laser Systems AB	1,900	27,435
*	Modern Times Group AB Series B	1,350	62,541
*	Munters AB	750	22,319
	NCC AB Series B	3,000	68,185
	New Wave Group AB Series B	2,500	27,623
	Nibe Industrier AB	700	23,435
	Nobia AB	1,700	40,991
	Nolato AB Series B	3,000	29,918
	Nordea Bank AB	25,500	288,242
*	OMX AB	2,400	40,905
	PEAB AB Series B	6,400	85,270
*	Pergo AB	5,000	31,577
	Sandvik AB	2,800	150,734
	Scania AB Series A	500	20,645
	Scania AB Series B	1,300	54,341
	Securitas AB Series B	4,600	84,511
	Skandinaviska Enskilda Banken Series A	13,200	291,738
	Skanska AB Series B	11,200	180,317
	SKF AB Series B	5,300	76,960
	Skistar AB	6,000	74,496
	SSAB Swedish Steel Series A	3,800	170,737
	SSAB Swedish Steel Series B	2,000	84,441
*	Studsvik AB	1,000	24,721
	Svenska Cellulosa AB Series B	8,300	348,058
	Svenska Handelsbanken Series A	14,600	379,957
	Sweco AB Series B	800	21,423
	Swedish Match AB (Frueher Svenska Taendsticks AB)	6,500	87,040
	Tele2 AB Series B	16,850	181,863
*	Teleca AB Series B	4,200	22,268
	TeliaSonera AB	40,500	215,681
	Trelleborg AB Series B	4,200	87,472
	Volvo AB Series A	2,700	114,370
	Volvo AB Series B	3,300	143,972
	WM-data AB Series B	33,000	97,058

TOTAL — SWEDEN			6,088,376

NETHERLANDS — (1.8%)
COMMON STOCKS — (1.8%)
	Aalberts Industries NV	572	40,710
	ABN AMRO Holding NV	3,408	99,311
	Aegon NV	25,347	417,981
	AKZO Nobel NV	2,761	140,163
	Arcadis NV	1,598	59,465

49

* #	ASM International NV	3,753	69,619
*	ASML Holding NV	4,014	83,021
	Athlon Holding NV	990	28,210
	Boskalis Westminster NV	992	62,834
	Brunel International NV	1,406	39,028
	Buhrmann NV	8,379	140,389
*	Crucell NV	604	14,974
*	Draka Holding NV	1,628	28,980
	Eriks Group NV	489	20,539
	Exact Holding NV	1,899	60,503
	Gamma Holding NV	562	25,116
#	Getronics NV	7,001	95,061
	Grontmij NV	380	31,415
*	Hagemeyer NV	28,164	113,348
	Heijmans NV	1,868	89,025
	Heineken Holding NV	3,266	113,621
	Heineken NV	2,970	111,833
	Hunter Douglas NV	999	60,206
	Imtech NV	824	34,417
*	Jetix Europe NV	1,787	35,363
*	Kendrion NV	12,787	26,506
*	Koninklijke Ahold NV	40,444	330,101
	Koninklijke Bam Groep NV	880	83,565
	Koninklijke DSM NV	6,400	266,167
	Koninklijke KPN NV	56,501	584,931
	Koninklijke Ten Cate NV	294	33,070
	Koninklijke Vopak NV	1,045	33,251
* #	Laurus NV	7,155	28,805
	MacIntosh NV	378	27,443
#	Mittal Steel Co. NV	7,201	239,326
	Nutreco Holding NV	1,823	107,117
*	Nutricia (Verenigde Bedrijven) NV	1,611	69,723
	Oce NV	5,445	94,198
	OPG Groep NV Series A	707	61,526
*	Ordina NV	2,124	42,567
	Randstad Holdings NV	1,209	67,643
	Reed Elsevier NV	4,769	64,411
	SBM Offshore NV	964	94,952
	Sligro Food Group NV	458	19,897
	Smit Internationale NV	421	32,183
	Stork NV	573	32,701
	Telegraaf Media Groep NV	4,125	97,349
	TNT Post Groep NV	2,626	85,420
	Twentsche Kabel Holding NV	396	19,936
	Unilever NV	2,529	175,557
	United Services Group NV	844	52,863
	Univar NV	728	38,229
#	Van der Moolen Holding NV	4,635	41,702
	Vedior NV	7,342	138,609
	VNU NV	10,507	340,446
	Wegener Arcade NV	1,199	19,293
#	Wolters Kluwer NV	5,923	129,942

TOTAL — NETHERLANDS			5,494,561

50

FINLAND — (1.2%)
COMMON STOCKS — (1.2%)
Amer Group Oyj Series A	4,250	88,864
Elcoteq Network Oyj	1,400	30,917
Elektrobit Group Oyj	9,300	25,814
# Elisa Oyj	8,200	165,593
Finnair Oyj	3,000	46,993
Finnlines Oyj	2,200	41,965
Fiskars Oyj AB Series A	5,000	62,757
Fortum Oyj	19,600	474,183
HK Ruokatalo Oyj Series A	2,400	28,480
Huhtamaki Oyj	4,200	77,825
Jaakko Poyry Group Oyj	1,000	41,670
KCI Konecranes International Oyj	1,050	66,183
Kemira Oyj	4,700	81,341
Kesko Oyj	4,200	131,994
Lassila & Tikanoja Oyj	1,100	21,181
Lemminkainen Oyj	1,500	69,606
Metso Oyj	2,800	103,177
Nokia Oyj	16,150	300,516
Okobank Class A	8,800	148,052
Orion-Yhtyma Oyj Series A	1,000	21,454
Orion-Yhtyma Oyj Series B	2,200	47,384
Outokumpu Oyj Series A	6,400	116,129
Perlos Oyj	2,650	21,558
Raisio Group P.L.C. Series V	11,500	29,895
Ramirent Oyj	700	21,388
Rautaruukki Oyj Series K	4,200	141,537
Sampo Insurance Co., Ltd.	6,400	128,273
Sanoma-Wsoy Oyj Series B	3,090	76,647
Sponda Oyj	6,200	63,170
Stockmann Oyj AB	500	19,661
Stockmann Oyj Abp Series B	550	21,636
Stora Enso Oyj Series R	17,700	252,216
TietoEnator Oyj	2,360	84,820
UPM-Kymmene Oyj	15,400	326,724
Uponor Oyj Series A	5,000	130,847
Vaisala Oyj Series A	950	31,022
Wartsila Corp. Oyj Series B	1,400	51,017
YIT-Yhtyma Oyj	1,850	93,864

TOTAL — FINLAND		3,686,353

GREECE — (0.9%)
COMMON STOCKS — (0.9%)
* Agricultural Bank of Greece S.A.	4,010	28,391
Alpha Bank A.E.	7,590	288,584
Attica Holdings S.A.	8,510	44,923
Babis Vovos S.A.	1,840	37,335
Bank of Greece	960	130,406
Blue Star Maritime S.A.	15,800	44,128

51

	Chipita S.A.	6,980	32,992
	Coca-Cola Hellenic Bottling Co. S.A.	2,420	72,131
	Cosmote Mobile Telecommunications S.A.	3,040	65,078
	Delta Holdings S.A.	2,180	33,998
	EFG Eurobank Ergasias S.A.	2,790	110,779
	Egnatia Bank S.A.	5,220	37,290
*	Emporiki Bank of Greece S.A.	5,350	189,200
*	Ethniki General Insurance Co. S.A.	5,420	47,335
	Frigoglass S.A.	2,270	28,941
*	Geniki Bank	6,260	92,278
	Germanos S.A.	4,850	101,402
	Halkor S.A.	5,210	20,305
	Hellenic Petroleum S.A.	10,430	145,172
	Hellenic Technodomiki S.A.	10,210	88,126
*	Hellenic Telecommunication Organization Co. S.A.	9,070	192,964
	Heracles General Cement Co.	1,610	24,510
	Hermes Real Estate S.A.	2,810	23,191
	Hyatt Regency S.A.	1,960	26,067
	Intracom S.A.	8,300	60,770
	J&P-Avax S.A.	5,700	33,826
	Lambrakis Press S.A.	7,150	32,851
	Metka S.A.	2,710	30,362
	Minoan Lines S.A.	5,260	22,167
	Motor Oil (Hellas) Corinth Refineries S.A.	6,045	155,335
	Mytilineos Holdings S.A.	1,280	38,984
	National Bank of Greece	1,860	95,550
	Piraeus Bank S.A.	5,325	160,920
	Sarantis S.A.	3,070	31,811
	Terna Tourist Technical & Maritime S.A.	2,060	25,629
	Titan Cement Co.	2,210	105,193
	Viohalco S.A.	8,590	94,657

TOTAL — GREECE			2,793,581

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	A P Moller - Maersk A.S.	33	302,460
*	Almindelig Brand A.S.	600	30,768
	Amagerbanken A.S.	240	67,884
*	Auriga Industries A.S. Series B	2,400	73,563
	Bang & Olufsen Holding A.S. Series B	400	47,580
	Bryggerigruppen A.S.	275	28,985
	Carlsberg A.S. Series B	1,200	75,130
	Codan A.S.	1,000	65,793
	Coloplast A.S.	400	26,703
	Dampskibsselskabet Torm A.S.	900	43,765
	Danisco A.S.	2,400	176,040
	Danske Bank A.S.	10,500	374,399
	DSV, De Sammensluttede Vognmaend A.S.	800	107,444
	East Asiatic Co., Ltd.	400	39,988
	FLSmidth & Co. A.S.	1,700	53,309
*	Genmab A.S.	1,600	46,332
	GN Great Nordic A.S.	6,000	79,968

52

*	Jyske Bank A.S.	2,600	136,656
	NKT Holding A.S.	1,700	86,016
	Novo-Nordisk A.S. Series B	1,000	58,783
	Novozymes A.S. Series B	1,500	89,835
	Ringkjobing Landbobank	90	54,307
	Rockwool A.S.	850	86,610
*	RTX Telecom A.S.	1,400	27,597
	Schouw & Co. A.S.	1,000	45,016
	Simcorp A.S.	300	39,063
	Sjaelso Gruppen A.S.	100	36,865
	Spar Nord Bank A.S.	350	59,256
	Sparbank Vest A.S.	350	24,042
	Sydbank A.S.	4,360	128,136
*	TK Development A.S.	4,000	34,517
*	Topdanmark A.S.	950	96,083
*	Vestas Wind Systems A.S.	3,600	75,424
	Vestjysk Bank A.S.	755	34,140
*	William Demant Holding	500	29,122

TOTAL — DENMARK			2,781,579

SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
	Allgreen Properties, Ltd.	27,000	22,670
	Ascott Group, Ltd.	50,000	29,728
	Asia Pacific Breweries, Ltd.	4,000	22,923
*	Chartered Semiconductor Manufacturing, Ltd.	77,000	63,221
	Comfortdelgro Corp., Ltd.	55,000	55,718
#	Creative Technology Co., Ltd.	7,250	56,408
	DBS Group Holdings, Ltd.	22,000	221,275
	Fraser & Neave, Ltd.	12,000	140,664
	Ges International, Ltd.	58,000	35,060
	Great Eastern Holdings, Ltd.	2,000	17,977
*	Hi-P International, Ltd.	19,000	20,992
	Hong Leong Asia, Ltd.	40,000	44,276
*	Hyflux, Ltd.	11,000	19,632
	Jardine Cycle & Carriage, Ltd.	9,000	56,748
*	K1 Ventures, Ltd.	148,000	33,505
	Keppel Corp., Ltd.	11,000	94,535
	Keppel Land, Ltd.	33,000	89,343
	Kim Eng Holdings, Ltd.	46,000	41,011
	MCL Land, Ltd.	40,492	43,588
	MobileOne, Ltd.	30,000	40,654
	Neptune Orient Lines, Ltd.	40,000	61,712
	Overseas Chinese Banking Corp., Ltd.	19,000	79,376
	Overseas Union Enterprise, Ltd.	6,000	43,907
	Parkway Holdings, Ltd.	28,000	42,158
	Robinson & Co., Ltd.	9,000	34,405
	SembCorp Industries, Ltd.	33,000	63,153
	SembCorp Logistics, Ltd.	39,000	41,461
	SembCorp Marine, Ltd.	23,000	41,390
	Singapore Airlines, Ltd.	18,000	163,369
	Singapore Land, Ltd.	13,000	48,530

53

* Singapore Petroleum Co., Ltd.	6,000	18,625
Singapore Post, Ltd.	57,000	42,408
Singapore Press Holdings, Ltd.	26,000	70,910
Singapore Technologies Engineering, Ltd.	13,000	24,295
Singapore Telecommunications, Ltd.	49,000	78,551
SMRT Corp., Ltd.	29,000	19,626
* STATS ChipPAC, Ltd.	128,000	89,292
Straits Trading Co., Ltd.	12,000	22,600
United Engineers, Ltd.	27,000	32,256
United Overseas Bank, Ltd.	25,000	230,102
United Overseas Land, Ltd.	51,000	83,826
UOB-Kay Hian Holdings, Ltd.	59,000	43,965
Venture Corp., Ltd.	8,000	64,166
WBL Corp., Ltd.	15,000	58,094

TOTAL — SINGAPORE		2,648,105

BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
Ackermans & Van Haaren SA	1,542	95,058
Banque Nationale de Belgique	6	22,900
Barco NV	1,073	89,990
Bekaert SA	1,498	153,865
CFE (Compagnie Francois d’Entreprises)	55	52,439
Cofinimmo SA	184	29,169
Colruyt SA	181	26,075
Compagnie Maritime Belge SA	1,138	36,864
Deceuninck SA	2,599	83,567
Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean	4,235	282,521
Dexia SA	11,288	280,349
D’Ieteren SA	272	81,654
Fortis AG	16,198	576,989
* ICOS Vision Systems Corp. NV	736	36,307
InBev NV	1,804	83,396
Melexis NV	2,162	32,968
Mobistar SA	922	64,779
Omega Pharma SA	884	47,874
* Option NV	484	49,022
Quick Restaurants SA	1,419	40,642
Roularta Media Group NV	504	31,091
Solvay SA	976	107,982
UCB SA	1,036	49,071
Umicore	1,760	250,001

TOTAL — BELGIUM		2,604,573

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
Aktiv Kapital ASA	1,600	26,240
Bonheur ASA	850	86,003
Det Norske Oljeselskap ASA	4,000	26,636
DNB Nor ASA Series A	15,600	189,277

54

*	Eltek ASA	1,800	26,772
	Farstad Shipping ASA	1,800	24,866
* #	Fast Search & Transfer ASA	7,000	23,107
*	Fjord Seafood ASA	50,000	49,824
*	Fred Olsen Energy ASA	2,000	71,662
	Ganger Rolf ASA	1,400	134,113
	Kongsberg Gruppen ASA	1,300	25,894
	Leroy Seafood Group ASA	2,800	38,135
*	Nera ASA	10,500	22,690
	Norsk Hydro ASA	2,240	262,378
	Norske Skogindustrier ASA Series A	8,700	130,178
*	Ocean Rig ASA	9,000	116,037
	Odfjell ASA Series A	2,000	35,790
	Olav Thon Eiendomsselskap ASA	490	41,098
	Orkla ASA Series A	4,700	204,863
*	Petroleum Geo-Services ASA (New)	1,900	74,752
	Prosafe ASA	1,450	71,936
	Schibsted ASA	800	22,060
*	Sinvest ASA	3,000	46,043
	Solstad Offshore ASA	1,800	25,613
*	Sparebanken Midt-Norge	3,000	36,206
	Storebrand ASA	9,600	105,973
*	Tandberg Television ASA	2,000	35,301
*	Tgs-Nopec Geophysical Co. ASA	600	33,803
	Tomra Systems ASA	8,200	65,082
	Veidekke ASA	1,000	35,775
	Visma ASA	1,900	29,503
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	1,550	51,922
	Yara International ASA	2,600	39,472

TOTAL — NORWAY			2,209,004

IRELAND — (0.7%)
COMMON STOCKS — (0.7%)
	Abbey P.L.C.	2,280	28,275
	Anglo Irish Bank Corp. P.L.C.	8,826	144,671
	Bank of Ireland P.L.C.	2,339	41,641
	CRH P.L.C.	20,792	680,898
	DCC P.L.C.	4,018	91,536
*	Dragon Oil P.L.C.	10,048	38,540
*	Elan Corp. P.L.C.	8,986	116,083
	FBD Holdings P.L.C.	1,666	80,792
	Fyffes P.L.C.	9,347	23,373
	Greencore Group P.L.C.	15,492	63,497
	IAWS Group P.L.C.	5,476	91,384
	Independent News & Media P.L.C.	16,896	53,780
	Irish Intercontental Group P.L.C.	2,916	39,953
	Irish Life & Permanent P.L.C.	17,305	381,300
	Kerry Group P.L.C.	3,045	67,376
	Kingspan Group P.L.C.	6,372	92,016
	McInerney Holdings P.L.C.	2,912	43,578
	United Drug P.L.C.	13,777	62,872

TOTAL — IRELAND			2,141,565

55

AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
	Agrana Beteiligungs AG	476	44,263
	Andritz AG	189	24,447
*	Betandwin.com Interactive Entertainment AG	706	82,083
	Boehler-Uddeholm AG	717	134,510
	BWT AG	836	25,127
*	CA Immobilien Anlagen AG	2,941	74,524
	Constantia-Verpackungen AG	915	41,654
*	Conwert Immobilien Invest AG	1,134	20,348
	Erste Bank der Oesterreichischen Sparkassen AG	3,481	211,598
	EVN AG	845	83,802
	Flughafen Wien AG	771	62,182
	Mayr-Melnhof Karton AG	376	55,333
	Oesterreichische Elektrizitaetswirtschafts AG	311	144,646
	OMV AG	1,992	123,542
	Palfinger AG	262	19,869
*	RHI AG	730	20,824
	Schoeller-Bleckmann Oilfield Equipment AG	912	29,336
*	Sparkassen Immobilien AG	3,794	39,581
	Telekom Austria AG	4,659	106,566
	Uniqa Versicherungen AG	1,177	38,436
	Voestalpine AG	1,556	181,352

TOTAL — AUSTRIA			1,564,023

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
	Banco BPI SA	23,353	126,136
	Banco Comercial Portugues SA	78,672	233,584
	Banco Espirito Santo SA	7,359	121,264
	Brisa Auto Estradas de Portugal SA	9,240	81,425
	Cimpor Cimentos de Portugal SA	7,000	42,807
	Energias de Portugal SA	17,966	62,748
	Jeronimo Martins SGPS SA	2,099	34,158
	Mota-Engil SGPS SA	17,065	81,590
	Portugal Telecom SA	4,173	48,153
	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	3,418	41,452
	Sociedade de Investimento e Gestao SGPS SA	4,530	44,978
*	Sonae Industria SGPS SA	2,022	17,802
	Sonae SGPS SA	29,839	46,249
* #	Sonaecom SGPS SA	17,402	87,605
	Teixeira Duarte Engenharia e Construcoes SA	24,930	44,297

TOTAL — PORTUGAL			1,114,248

56

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Auckland International Airport, Ltd.	17,685	21,817
Fisher & Paykel Apppliances Holdings, Ltd.	22,644	58,655
Fisher & Paykel Healthcare Corp.	27,014	67,375
Fletcher Building, Ltd.	20,289	105,715
New Zealand Refining Co., Ltd.	9,439	38,304
Nuplex Industries, Ltd.	6,972	23,721
* Rubicon, Ltd.	42,151	25,161
Sky City Entertainment Group, Ltd.	7,656	25,316
* Tower, Ltd.	28,746	40,671
Trustpower, Ltd.	1,684	7,130
Warehouse Group, Ltd.	9,929	25,184
Waste Management NZ, Ltd.	9,518	40,610

TOTAL — NEW ZEALAND		479,659

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (5.6%)

Repurchase Agreement, Bear Stearns 4.51%, 03/01/06 (Collateralized by $14,132,890 U.S. Treasury Note 3.875%, 05/15/09, valued at $14,648,212) to be repurchased at $13,950,678	$13,949	13,948,931

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $3,155,000 FHLMC Notes 4.00%, 09/22/09, valued at $3,111,619) to be repurchased at $3,065,375	3,065	3,065,000
TOTAL TEMPORARY CASH INVESTMENTS		17,013,931

TOTAL INVESTMENTS - (100.0%)
(Cost $280,368,399)##		$301,764,483

57

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

INTERNATIONAL SMALL COMPANY PORTFOLIO

February 28, 2006

(Unaudited)

Value †
Investments in Affiliated Investment Companies (100.0%):
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$1,157,598,084
Investment in The Japanese Small Company Series of The DFA Investment Trust Company .	1,067,455,911
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company.	740,797,227
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	422,843,586

Total Investments in Affiliated Investment Companies (Cost $2,454,004,784)##	$3,388,694,808

JAPANESE SMALL COMPANY PORTFOLIO

February 28, 2006

(Unaudited)

Value †
Investments in Affiliated Investment Companies (100.0%):
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$206,260,262

Total Investments in Affiliated Investment Companies (Cost $272,965,688)##	$206,260,262

1

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

ASIA PACIFIC SMALL COMPANY PORTFOLIO

February 28, 2006

(Unaudited)

Value †
Investments in Affiliated Investment Companies (100.0%):
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$48,195,687

Total Investments in Affiliated Investment Companies (Cost $68,180,139)##	$48,195,687

UNITED KINGDOM SMALL COMPANY PORTFOLIO

February 28, 2006

(Unaudited)

Value †
Investments in Affiliated Investment Companies (100.0%):
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$23,215,324

Total Investments in Affiliated Investment Companies (Cost $13,619,336)##	$23,215,324

CONTINENTAL SMALL COMPANY PORTFOLIO

February 28, 2006

(Unaudited)

Value †
Investments in Affiliated Investment Companies (100.0%):
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$63,825,061

Total Investments in Affiliated Investment Companies (Cost $40,067,914)##	$63,825,061

2

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
February 28, 2006
(Unaudited)

		Shares	Value ††

JAPAN — (26.0%)
COMMON STOCKS — (26.0%)
*	A&A Material Corp.	168,000	$313,573
	Achilles Corp.	422,000	879,481
	Agro-Kanesho Co., Ltd.	18,000	143,216
	Aichi Bank, Ltd.	51,400	5,745,210
	Aichi Machine Industry Co., Ltd.	928,000	3,356,827
	Aida Engineering, Ltd.	209,000	1,572,371
	Aigan Co., Ltd.	200,800	1,727,976
	Airport Facilities Co., Ltd.	268,000	1,761,874
*	Akai Electric Co., Ltd.	490,000	0
	Akita Bank, Ltd.	1,773,000	9,329,294
#	Aloka Co., Ltd.	337,000	3,013,158
#	Alpha Systems, Inc.	16,000	408,871
#	Altech Co., Ltd.	91,400	570,337
	Ando Corp.	632,000	1,782,582
	AOI Advertising Promotion, Inc.	11,500	105,465
	AOI Electronics Co., Ltd.	26,400	645,832
	Aoki International Co., Ltd.	317,600	6,278,593
	Aomori Bank, Ltd.	159,000	617,077
*	Apic Yamada Corp.	137,000	515,621
#	Arakawa Chemical Industries, Ltd.	151,000	2,031,259
	Araya Industrial Co., Ltd.	577,000	1,504,456
	Argo 21 Corp.	57,200	522,113
	Aronkasei Co., Ltd.	181,000	1,015,137
	Asahi Kogyosha Co., Ltd.	270,000	1,345,783
	Asahi Organic Chemicals Industry Co., Ltd.	1,088,000	4,511,652
	Asanuma Corp.	686,000	1,610,331
	Ashimori Industry Co., Ltd.	578,000	1,616,903
	Asia Air Survey Co., Ltd.	79,000	472,119
	Asics Trading Co., Ltd.	10,000	144,805
	Asti Corp.	29,000	435,449
#	Atsugi Co., Ltd.	2,106,000	3,872,944
#	Autobacs Seven Co., Ltd.	76,400	3,836,169
*	Azel Corp., Tokyo	934,000	2,334,694
	Bank of Iwate, Ltd.	50,000	3,261,801
#	Bank of Okinawa, Ltd.	140,400	5,940,639
	Bank of Saga, Ltd.	526,000	2,089,960
#	Best Denki Co., Ltd.	1,851,000	8,572,118
	Biken Techno Corp.	61,400	610,859
	Bull Dog Sauce Co., Ltd.	12,000	132,890
	Bunka Shutter Co., Ltd.	129,000	790,587
#	Cabin Co., Ltd.	493,000	1,945,070
* #	Catena Corp.	247,000	818,075

1

	Central Finance Co., Ltd.	170,000	1,463,180
	Central Security Patrols Co., Ltd.	38,700	319,705
	CFS Corp.	14,000	97,520
	Chiyoda Co., Ltd.	73,700	1,932,948
	Chodai Co., Ltd.	58,000	330,939
	Chofu Seisakusho Co., Ltd.	95,200	2,216,558
#	Chudenko Corp.	223,660	4,078,231
	Chuetsu Pulp and Paper Co., Ltd.	1,481,000	4,191,441
* #	Chugai Mining Co., Ltd.	1,821,400	2,074,081
#	Chukyo Bank, Ltd.	416,000	1,469,813
	Chuo Gyorui Co., Ltd.	459,000	1,383,136
#	Chuo Spring Co., Ltd., Nagoya	614,000	3,623,591
	Chuo Woollen Mills, Ltd.	30,000	126,862
#	Cleanup Corp.	282,900	3,085,453
#	Coca-Cola Central Japan Co., Ltd.	887	7,609,907
	Computer Engineering & Consulting, Ltd.	13,300	160,144
#	Corona Corp.	266,500	5,575,779
#	Credia Co., Ltd.	51,400	728,539
	Cresco, Ltd.	62,900	792,902
	Cross Plus, Inc.	33,500	854,050
	CTI Engineering Co., Ltd.	107,800	993,417
	Daibiru Corp.	13,000	139,651
	Dai-Dan Co., Ltd.	406,000	2,962,054
	Daido Kogyo Co., Ltd.	71,000	249,515
#	Daidoh, Ltd.	91,000	1,334,614
*	Daiei, Inc.	11,395	314,365
#	Daiho Corp.	698,000	1,931,344
	Dai-Ichi Jitsugyo Co., Ltd.	70,000	378,852
	Dai-Ichi Kogyo Seiyaku Co., Ltd.	169,000	596,967
#	Daiki Co., Ltd.	1,400	17,571
#	Daiko Clearing Services Corp.	152,600	3,337,225
*	Daiko Denshi Tsushin, Ltd.	89,000	256,281
	Daimaruenawin Co., Ltd	10,600	67,352
	Daimei Telecom Engineering Corp.	123,000	1,828,374
	Dainichi Co., Ltd.	137,100	1,572,450
	Daisan Bank, Ltd.	349,000	1,148,652
	Daisyo Corp.	18,400	278,503
*	Daito Woolen Spinning & Weaving Co., Ltd.	337,000	746,748
	Daiwa Kosho Lease Co., Ltd.	701,000	4,277,036
#	Daiwabo Co., Ltd.	1,475,000	5,929,345
#	Daiwabo Information System Co., Ltd.	94,000	1,803,699
#	Danto Corp.	342,000	1,269,376
	DC Co., Ltd.	264,000	1,499,979
	Denyo Co., Ltd.	209,000	2,966,745
	Descente, Ltd.	331,000	1,939,405
*	Dia Kensetsu Co., Ltd.	117,000	349,499
	Dijet Industrial Co., Ltd.	53,000	174,841
	DMW Corp.	12,200	528,358
	DyDo Drinco, Inc.	81,700	3,296,833
	Edosawa Co., Ltd.	52,000	220,117
#	Ehime Bank, Ltd.	152,000	523,467
#	Eighteenth Bank, Ltd.	2,440,000	15,035,860
	Eikoh, Inc.	27,000	330,452
#	Fine Sinter Co., Ltd.	84,000	468,134

2

* #	First Baking Co., Ltd.	821,000	1,442,574
*	Fuji Electric Construction Co., Ltd.	40,000	82,900
#	Fuji Kiko Co., Ltd.	1,000	3,452
	Fujicco Co., Ltd.	218,000	3,180,488
	Fujikura Rubber, Ltd.	30,000	280,586
#	Fujitsu Access, Ltd.	186,100	1,345,035
#	Fujitsu Business Systems, Ltd.	271,100	4,852,833
	Fujitsu Fronttec, Ltd.	140,400	1,457,670
	Fukuda Corp.	465,000	2,449,497
#	Fukuyama Transporting Co., Ltd.	931,000	3,909,155
	Fuso Dentsu Co., Ltd.	74,000	362,906
	Fuso Lexel, Inc.	162,700	1,542,859
#	Fuso Pharmaceutical Industries, Ltd.	1,282,000	4,116,081
#	Futaba Industrial Co., Ltd.	101,000	2,283,215
	Gakken Co., Ltd.	1,210,000	2,842,044
	Global-Dining, Inc.	53,700	469,707
	Godo Steel, Ltd.	434,000	2,909,676
* #	Goldwin, Inc.	545,000	1,741,650
	Gourmet Kineya Co., Ltd.	194,000	1,533,730
* #	Graphtec Corp.	72,000	140,256
*	Gro-BeLS Co., Ltd.	752,000	1,508,963
*	GS Yuasa Corp.	181,000	453,508
*	GSI Creos Corp.	298,000	585,906
	Gun-Ei Chemical Industry Co., Ltd.	1,192,000	4,799,921
	Gunze, Ltd.	80,000	510,240
#	Haltec Corp.	226,000	468,304
	Harima Chemicals, Inc.	268,000	1,805,770
	Haruyama Trading Co., Ltd.	156,800	2,200,448
	Heiwado Co., Ltd.	85,000	1,687,835
	Hibiya Engineering, Ltd.	529,000	5,724,517
	Higashi-Nippon Bank, Ltd.	867,000	4,543,815
#	Himaraya Co., Ltd.	80,500	809,485
	Hisaka Works, Ltd.	68,000	1,253,006
	Hitachi Business Solution Co., Ltd.	21,700	153,827
	Hitachi Cable, Ltd.	275,000	1,552,421
	Hitachi Kiden Kogyo, Ltd.	151,000	1,001,136
	Hitachi Kokusai Electric, Inc.	195,000	2,367,554
	Hitachi Medical Corp.	566,000	6,982,382
	Hitachi Metals Techno, Ltd.	53,500	210,810
#	Hitachi Plant Engineering & Construction Co., Ltd.	807,000	5,789,925
	Hitachi Powdered Metal Co., Ltd.	51,000	327,777
	Hitachi Transport System, Ltd.	469,000	4,461,164
#	Hochiki Corp.	38,000	213,314
	Hokkaido Coca-Cola Bottling Co., Ltd.	438,000	2,854,314
	Hokkan Holdings, Ltd.	626,000	2,285,226
	Hokko Chemical Industry Co., Ltd.	285,000	1,275,802
#	Hokuetsu Bank, Ltd.	2,724,000	8,001,810
	Hokuetsu Paper Mills, Ltd.	2,419,000	14,900,019
	Hokuriku Electrical Construction Co., Ltd.	205,000	1,016,130
	Homac Corp.	364,300	6,275,879
	Horipro, Inc.	118,200	1,454,768
	Ichikawa Co., Ltd.	235,000	971,681
#	Ichikoh Industries, Ltd.	275,000	850,237
#	Ihara Chemical Industry Co., Ltd.	492,000	1,791,510

3

	i-Logistics Corp.	139,000	572,979
#	Imasen Electric Industrial Co., Ltd.	111,600	964,483
*	Impress Corp.	633	301,750
	Inabata and Co., Ltd.	155,000	1,342,319
#	Ines Corp.	569,200	4,431,149
	ISE Chemicals Corp.	116,000	742,698
	Ishikawajima Construction Materials Co., Ltd.	173,000	624,521
#	Ishikawajima Transport Machinery Co., Ltd.	233,000	1,030,753
	Ishizuka Glass Co., Ltd.	362,000	1,286,892
	Itochu Enex Co., Ltd.	600,600	4,481,451
#	Itoham Foods, Inc.	2,433,000	9,501,048
	Itoki Crebio Corp.	325,000	3,347,431
	Iwaki & Co., Ltd.	321,000	1,037,960
#	Iwasaki Electric Co., Ltd.	390,000	1,239,182
#	Iwatsu Electric Co., Ltd.	50,000	113,453
	Izumiya Co., Ltd.	1,004,000	8,278,110
	Jamco Corp.	17,000	203,222
	Japan Airport Terminal Co., Ltd.	393,000	3,568,525
	Japan Digital Laboratory Co., Ltd.	304,700	4,057,465
#	Japan Foundation Engineering Co., Ltd.	324,500	2,040,694
#	Japan Information Processing Service Co., Ltd.	29,500	186,900
	Japan Oil Transportation Co., Ltd.	359,000	1,209,203
#	Japan Pulp and Paper Co., Ltd.	1,564,000	6,786,469
* #	Japan Radio Co., Ltd.	1,830,000	5,619,682
	Japan Steel Tower Co., Ltd.	156,000	986,905
#	Japan Transcity Corp.	419,000	1,931,555
	Japan Wool Textile Co., Ltd.	338,000	2,990,355
	Jeans Mate Corp.	6,708	96,874
	JMS Co., Ltd.	461,000	1,603,927
#	Joban Kosan Co., Ltd.	105,000	207,713
	J-Oil Mills, Inc.	367,000	2,077,868
#	Joshin Denki Co., Ltd.	578,000	4,033,176
	JS Group Corp.	22,470	438,555
	JSAT Corp.	1,588	3,717,104
	JSP Corp.	178,100	1,714,325
	Juntendo Co., Ltd.	57,000	127,732
	K.R.S. Corp.	106,000	1,722,203
	Kagawa Bank, Ltd.	1,094,000	6,441,417
	Kagoshima Bank, Ltd.	559,000	4,459,790
	Kahma Co., Ltd.	252,500	6,800,939
	Kameda Seika Co., Ltd.	38,000	399,546
	Kamei Corp.	397,000	3,874,184
	Kanaden Corp.	314,000	2,079,878
	Kanamoto Co., Ltd.	287,000	1,836,577
	Kandenko Co., Ltd.	519,000	3,737,721
	Kanematsu Electronics, Ltd.	78,100	563,691
	Kanto Natural Gas Development Co., Ltd.	458,000	3,621,169
	Kasai Kogyo Co., Ltd.	118,000	631,158
	Kasei (C.I.) Co., Ltd.	299,000	1,169,662
	Katakura Chikkarin Co., Ltd.	199,000	1,010,229
	Kato Sangyo Co., Ltd.	55,000	998,341
	Kato Works Co., Ltd.	569,000	2,309,559
#	Kawada Industries, Inc.	545,000	1,439,186
*	Kawasaki Kasei Chemicals, Ltd.	360,000	654,050

4

*	Kawashima Textile Manufacturers, Ltd.	160,000	370,218
	Kawasho Gecoss Corp.	241,600	1,694,089
#	Kawasumi Laboratories, Inc.	196,000	1,331,103
	Keihanshin Real Estate Co., Ltd.	182,000	1,420,301
	Keiiyu Co., Ltd.	66,400	948,376
#	Keiyo Co., Ltd.	585,600	3,705,847
	Key Coffee, Inc.	55,100	765,861
#	Kinki Coca-Cola Bottling Co., Ltd.	465,800	5,007,009
	Kioritz Corp.	655,000	2,284,354
#	Kishu Paper Co., Ltd.	753,000	1,757,719
#	Kissei Pharmaceutical Co., Ltd.	346,000	5,909,215
	Kitagawa Iron Works Co., Ltd.	123,000	381,256
	Kita-Nippon Bank, Ltd.	88,200	4,965,283
#	Kitano Construction Corp.	744,000	2,667,998
	Kitazawa Sangyo Co., Ltd.	236,000	992,295
	Koa Corp.	568,300	6,703,474
	Kobayashi Yoko Co., Ltd.	66,400	1,012,904
	Kodensha Co., Ltd.	156,000	658,602
	Koekisha Co., Ltd.	53,700	1,107,240
#	Kohnan Shoji Co., Ltd.	84,200	1,111,845
	Koike Sanso Kogyo Co., Ltd.	221,000	878,193
	Koito Industries, Ltd.	304,000	1,546,174
#	Kojima Co., Ltd.	332,400	3,759,734
* #	Kokusai Kogyo Co., Ltd.	341,000	1,237,990
#	Komai Tekko, Inc.	353,000	1,675,881
#	Komatsu Seiren Co., Ltd.	353,000	1,595,709
	Komatsu Wall Industry Co., Ltd.	34,700	727,645
	Komori Corp.	153,000	3,226,030
	Konaka Co., Ltd.	258,890	4,951,105
#	Kondotec, Inc.	35,000	425,415
	Konishi Co., Ltd.	173,900	1,638,767
#	Kosaido Co., Ltd.	189,500	2,065,494
#	Kosei Securities Co., Ltd.	138,000	328,704
	Koyo Seiko Co.	88,920	1,684,363
#	Kumiai Chemical Industry Co., Ltd.	824,000	2,045,401
	Kurabo Industries, Ltd.	2,896,000	9,994,144
#	Kurimoto, Ltd.	2,072,000	7,265,924
	Kuroganeya Co., Ltd.	99,000	461,337
	Kyodo Printing Co., Ltd.	1,276,000	6,030,444
#	Kyoei Sangyo Co., Ltd.	191,000	631,484
#	Kyokuto Boeki Kaisha, Ltd.	265,000	990,951
#	Kyokuto Kaihatsu Kogyo Co., Ltd.	551,750	4,981,040
	Kyosan Electric Manufacturing Co., Ltd.	627,000	2,326,741
	Kyowa Leather Cloth Co., Ltd.	215,600	1,649,371
	Kyudenko Corp.	753,000	4,754,227
*	Kyushu-Shinwa Holdings, Inc.	964,000	2,223,986
#	Laox Co., Ltd.	687,000	2,497,169
*	Lonseal Corp.	306,000	502,910
*	Look, Inc.	334,000	1,182,598
#	Maeda Corp.	995,000	6,166,218
	Maeda Road Construction Co., Ltd.	1,411,000	11,553,761
#	Maezawa Industries, Inc.	207,300	1,453,332
	Maezawa Kaisei Industries Co., Ltd.	85,400	1,641,860
	Maezawa Kyuso Industries Co., Ltd.	62,900	1,096,997

5

	Marubeni Construction Material Lease Co., Ltd.	30,000	105,724
	Marubeni Infotec Corp.	14,000	47,134
	Marubun Corp.	234,700	3,305,548
	Marudai Food Co., Ltd.	2,340,000	5,501,809
	Maruei Department Store Co., Ltd.	509,000	1,363,158
#	Maruetsu, Inc.	698,000	2,814,833
#	Marusan Securities Co., Ltd.	146,000	1,704,743
	Maruwa Co., Ltd.	33,100	833,571
	Maruwn Corp.	259,600	1,064,773
	Maruzen Co., Ltd.	20,000	167,828
#	Maruzen Showa Unyu Co., Ltd.	976,000	3,507,921
	Maspro Denkoh Corp.	224,800	2,199,737
	Matsui Construction Co., Ltd.	248,700	1,221,851
*	Matsuo Bridge Co., Ltd.	672,000	1,190,657
*	Meiji Machine Co., Ltd.	126,000	135,745
#	Meito Sangyo Co., Ltd.	57,200	1,183,289
	Meiwa Estate Co., Ltd.	293,400	4,576,701
	Meiwa Industry Co., Ltd.	152,000	845,032
#	Mercian Corp.	2,345,000	7,688,041
	Mesco, Inc.	92,000	654,404
#	Michinoku Bank, Ltd.	1,174,000	4,511,849
	Mikuni Coca-Cola Bottling Co., Ltd.	592,300	6,264,044
	Mirai Group Co., Ltd.	109,000	265,613
*	Misawa Homes Holdings, Inc.	12,000	619,891
	Mito Securities Co., Ltd.	184,000	1,490,764
#	Mitsuba Corp.	397,000	4,688,129
* #	Mitsubishi Paper Mills, Ltd.	4,326,000	9,273,970
#	Mitsubishi Pencil Co., Ltd.	136,000	1,628,252
	Mitsubishi UFJ Financial Group, Inc.	1	8,463
	Mitsuboshi Belting, Ltd.	111,000	887,311
	Mitsui Home Co., Ltd.	104,000	779,221
	Mitsui Sugar Co., Ltd.	189,000	822,691
	Mitsui-Soko Co., Ltd.	294,000	1,727,893
#	Mitsumi Electric Co., Ltd.	1,088,000	13,415,670
	Mitsuuroko Co., Ltd.	471,000	3,227,989
#	Miyaji Engineering Group	430,175	837,514
	Miyazaki Bank, Ltd.	1,732,260	8,617,472
	Miyuki Keori Co., Ltd.	332,000	1,722,701
#	Mizuno Corp.	977,000	6,680,605
	Morita Corp.	148,000	1,216,482
	Morozoff, Ltd.	509,000	1,643,377
#	Mory Industries, Inc.	530,000	1,898,389
#	MOS Food Services, Inc.	80,000	1,217,931
#	MR Max Corp.	453,100	2,389,305
*	Mutoh Industries, Ltd.	497,000	1,263,139
	Mutow Co., Ltd.	270,400	1,395,085
	Myojo Foods Co., Ltd.	87,000	474,552
	Nagano Bank, Ltd.	1,081,000	4,121,864
	Nagase & Co., Ltd.	284,000	3,628,793
* #	Naigai Co., Ltd.	696,000	987,550
	Nakabayashi Co., Ltd.	362,000	1,021,024
*	Nakano Corp.	78,500	196,728
	Nakayama Steel Works, Ltd.	351,000	1,718,423
	Nakayo Telecommunications, Inc.	289,000	1,362,076

6

	Nanto Bank, Ltd.	225,000	1,320,691
	NEC System Integration & Construction, Ltd.	441,300	5,624,439
#	Neturen Co., Ltd., Tokyo	403,000	4,874,906
*	Nice Corp.	896,000	3,623,849
#	Nichia Steel Works, Ltd.	504,200	2,620,816
	Nichiban Co., Ltd.	388,000	1,585,327
	Nichicon Corp.	722,700	9,088,913
#	Nichimo Co., Ltd.	434,000	1,130,340
	Nichireki Co., Ltd.	418,000	1,684,232
	Nihon Kagaku Sangyo Co., Ltd.	141,000	1,212,924
	Nihon Matai Co., Ltd.	366,000	950,404
#	Nihon Nohyaku Co., Ltd.	681,000	1,923,795
	Nihon Shokuh Kako Co., Ltd.	280,000	1,311,483
#	Nihon Tokushu Toryo Co., Ltd.	75,000	492,837
	Nikken Chemicals Co., Ltd.	75,000	221,141
#	Nikko Co., Ltd., Akashi	396,000	1,392,739
	Nikko Travel Co., Ltd.	12,600	85,727
	Nippo Corp.	977,000	7,707,502
#	Nippon Beet Sugar Manufacturing Co., Ltd.	1,954,000	5,681,755
#	Nippon Chemical Industrial Co., Ltd.	1,101,000	3,327,771
	Nippon Chemi-Con Corp.	131,000	920,114
#	Nippon Chutetsukan KK	517,000	1,335,523
#	Nippon Concrete Industries Co., Ltd.	717,000	2,054,236
	Nippon Densetsu Kogyo Co., Ltd.	784,000	5,526,947
	Nippon Denwa Shisetu Co., Ltd.	524,000	2,523,875
	Nippon Felt Co., Ltd.	63,000	458,679
	Nippon Fine Chemical Co., Ltd.	237,000	1,748,204
#	Nippon Flour Mills Co., Ltd.	2,082,000	9,658,523
	Nippon Formula Feed Manufacturing Co., Ltd.	35,000	72,508
	Nippon Hume Corp.	273,000	1,211,644
#	Nippon Kinzoku Co., Ltd.	57,000	140,963
#	Nippon Koei Co., Ltd., Tokyo	1,039,000	4,070,835
	Nippon Konpo Unyu Soko Co., Ltd.	337,000	4,557,970
	Nippon Pigment Co., Ltd.	35,000	136,320
#	Nippon Pillar Packing Co., Ltd.	64,000	477,864
	Nippon Piston Ring Co., Ltd.	151,000	458,784
	Nippon Road Co., Ltd.	925,000	2,727,484
	Nippon Seisen Co., Ltd.	60,000	260,843
	Nippon Sharyo, Ltd.	2,229,000	5,589,612
	Nippon Shinyaku Co., Ltd.	721,000	6,084,342
	Nippon Signal Co., Ltd.	69,000	585,867
#	Nippon Soda Co., Ltd.	2,832,000	10,580,388
	Nippon Synthetic Chemical Industry Co., Ltd.	1,048,000	4,354,359
	Nippon Systemware Co., Ltd.	164,000	1,254,442
	Nippon Tungsten Co., Ltd.	193,000	736,901
	Nipro Corp.	186,000	2,764,278
#	Nishimatsu Construction Co., Ltd.	785,000	3,330,132
	Nishishiba Electric Co., Ltd.	134,000	270,179
	Nissei Plastic Industrial Co., Ltd.	211,000	2,042,565
#	Nisshin Fire & Marine Insurance Co., Ltd.	559,000	2,347,750
	Nisshin Fudosan Co., Ltd.	118,600	1,608,792
	Nisshinbo Industries, Inc.	227,000	2,386,770
	Nissho Electronics Corp.	134,500	1,205,821
	Nissin Corp.	213,000	802,182

7

#	Nissin Electric Co., Ltd.	398,000	2,037,292
	Nissin Sugar Manufacturing Co., Ltd.	674,000	2,591,582
	Nissui Pharmaceutical Co., Ltd.	183,000	1,523,101
	Nittan Valve Co., Ltd.	70,000	761,351
	Nittetsu Mining Co., Ltd.	1,413,000	10,455,865
#	Nitto Boseki Co., Ltd.	2,060,000	5,523,218
	Nitto Electric Works, Ltd.	54,200	935,276
	Nitto FC Co., Ltd.	243,000	1,663,741
#	Nitto Flour Milling Co., Ltd.	362,000	1,273,089
* #	Nittoc Construction Co., Ltd.	189,000	311,207
	Noda Corp.	135,500	756,116
	Nohmi Bosai, Ltd.	368,000	2,985,613
#	Nomura Co., Ltd.	140,000	883,277
#	Noritsu Koki Co., Ltd.	209,200	3,997,577
#	Noritz Corp.	73,000	1,381,199
	Obayashi Road Corp.	493,000	1,401,667
	Odakyu Construction Co., Ltd.	117,500	351,169
	Oie Sangyo Co., Ltd.	12,700	130,369
	Oita Bank, Ltd.	1,022,000	7,807,850
	Okabe Co., Ltd.	518,000	1,965,201
*	OKK Corp.	149,000	545,568
	Okumura Corp.	479,000	2,586,811
#	Okura Industrial Co., Ltd.	335,000	2,157,585
	Olympic Corp.	226,200	1,847,382
*	Omikenshi Co., Ltd.	586,000	815,262
	Oriental Construction Co., Ltd.	266,300	1,389,592
	Oriental Yeast Co., Ltd.	42,000	261,395
	Original Engineering Consultants Co., Ltd.	57,500	285,923
	Osaka Securities Finance Co., Ltd.	85,000	539,051
	Osaka Steel Co., Ltd.	525,100	10,905,320
	Oyo Corp.	310,000	3,855,797
	P.S. Mitsubishi Construction Co., Ltd.	265,800	1,137,715
#	Pacific Industrial Co., Ltd.	392,000	2,405,655
#	PanaHome Corp.	895,000	6,953,267
#	Parco Co., Ltd.	121,000	1,333,258
	Piolax, Inc.	127,300	2,863,439
	Posful Corp.	314,400	1,480,276
#	Raito Kogyo Co., Ltd.	585,400	2,805,846
* #	Renown D’urban Holdings, Inc.	393,760	4,389,650
	Rheon Automatic Machinery Co., Ltd.	246,000	934,253
#	Rhythm Watch Co., Ltd.	1,392,000	2,886,641
	Ricoh Elemex Corp.	187,000	1,478,675
	Rikei Corp.	157,000	627,747
	Riken Electric Wire Co., Ltd.	25,000	50,062
	Riken Technos Corp.	570,000	2,774,368
#	Riken Vitamin Co., Ltd.	51,000	1,329,768
	Roland Corp.	59,200	1,280,852
	Royal Co., Ltd.	68,000	1,028,770
	Ryoden Trading Co., Ltd.	494,000	4,222,162
	Ryosan Co., Ltd.	406,800	11,097,277
	Ryoyo Electro Corp.	501,700	7,192,598
#	S Foods, Inc.	56,500	517,744
	Sagami Co., Ltd.	346,000	1,219,505
	Sakai Chemical Industry Co., Ltd.	1,022,000	5,337,609

8

	Sakai Heavy Industries, Ltd.	404,000	1,291,409
	Sakata INX Corp.	90,000	442,360
#	Sakata Seed Corp.	632,900	8,999,524
* #	Sakurada Co., Ltd.	36,000	39,349
#	Sala Corp.	191,000	950,527
	San-Ai Oil Co., Ltd.	930,000	4,421,613
#	Sanden Corp.	1,530,000	6,607,966
#	Sanix, Inc.	151,500	762,424
#	Sankei Building Co., Ltd.	648,000	5,639,083
	Sanki Engineering Co., Ltd.	913,000	7,787,123
	Sanko Co., Ltd.	67,000	497,961
	Sanko Metal Industrial Co., Ltd.	85,000	191,249
	Sankyo Seiko Co., Ltd.	394,000	2,690,857
	Sanoh Industrial Co., Ltd.	110,000	929,729
	Sanritsu Corp.	56,900	654,633
	Sanshin Electronics Co., Ltd.	448,000	5,295,848
#	Sanyo Denki Co., Ltd.	189,000	1,448,512
#	Sanyo Electric Credit Co., Ltd.	121,100	2,270,968
	Sanyo Engineering & Construction, Inc.	198,000	1,700,322
	Sanyo Industries, Ltd., Tokyo	393,000	1,061,147
	Sato Shoji Corp.	83,000	1,152,212
	Satori Electric Co., Ltd.	31,560	622,681
	Seibu Electric Industry Co., Ltd.	205,000	1,324,352
	Seika Corp.	75,000	193,506
*	Seikitokyu Kogyo Co., Ltd.	420,000	505,645
	Sekisui Jushi Co., Ltd.	588,000	4,840,613
	Sekisui Plastics Co., Ltd.	1,063,000	4,153,751
	Sekonic Corp.	100,000	323,770
#	Senko Co., Ltd.	469,000	1,650,893
	Senshukai Co., Ltd.	149,000	1,831,068
#	Shaddy Co., Ltd.	177,300	2,782,563
	Shibusawa Warehouse Co., Ltd.	673,000	3,485,978
	Shibuya Kogyo Co., Ltd.	60,100	557,354
	Shiga Bank, Ltd.	246,000	1,738,443
* #	Shikibo, Ltd.	1,525,000	3,067,460
	Shikoku Bank, Ltd.	149,000	737,937
	Shikoku Coca-Cola Bottling Co., Ltd.	314,700	3,989,098
	Shimizu Bank, Ltd.	131,900	6,326,166
	Shin Nippon Air Technologies Co., Ltd.	241,920	2,225,819
	Shinagawa Refractories Co., Ltd.	337,000	1,565,982
#	Shindengen Electric Manufacturing Co., Ltd.	701,000	4,090,472
#	Shinkawa, Ltd.	16,000	403,165
	Shinko Shoji Co., Ltd.	201,000	2,894,903
#	Shinmaywa Industries, Ltd.	1,585,000	8,243,142
*	Shiraishi Corp.	142,000	296,355
	Shizuki Electric Co., Inc.	62,000	234,481
#	Sho-Bond Corp.	253,400	2,845,794
	Shobunsha Publications, Inc.	165,100	2,919,168
	Shoei Foods Corp.	152,000	1,028,055
	Showa Aircraft Industry Co., Ltd.	58,000	1,050,246
	Showa Electric Wire & Cable Co., Ltd.	3,161,000	5,385,741
#	Showa Highpolymer Co., Ltd.	479,000	1,736,771
#	Showa Sangyo Co., Ltd.	146,000	436,903
	Showa Tansan Co., Ltd.	197,000	828,771

9

*	Silver Ox, Inc.	170,000	420,675
#	Simree Co., Ltd.	96,200	448,198
	Sinanen Co., Ltd.	913,000	5,500,046
	Sintokogio, Ltd.	349,000	4,861,265
	Snow Brand Seed Co., Ltd.	127,000	635,099
	SNT Corp.	303,700	1,861,291
	Soda Nikka Co., Ltd.	218,000	1,011,404
* #	Sofmap Co., Ltd.	118,100	522,462
	Sokkisha Co., Ltd.	90,000	300,831
	Somar Corp.	186,000	1,239,056
	Sonton Food Industry Co., Ltd.	96,000	1,020,291
#	Sotoh Co., Ltd.	26,000	423,406
#	Space Co., Ltd.	47,160	446,850
#	Starzen Corp.	122,000	349,029
	Subaru Enterprise Co., Ltd.	247,000	931,876
	Sugimoto & Co., Ltd.	66,400	1,077,999
	Suminoe Textile Co., Ltd.	612,000	2,189,578
	Sumitomo Densetsu Co., Ltd.	365,600	1,342,118
	Sumitomo Osaka Cement Co., Ltd.	845,000	2,639,629
	Sumitomo Pipe & Tube Co., Ltd.	317,000	2,058,458
#	Sumitomo Precision Products Co., Ltd.	354,000	2,107,348
	Sumitomo Seika Chemicals Co., Ltd.	10,000	48,829
#	Sumitomo Warehouse Co., Ltd.	706,000	5,565,927
	Sun Wave Corp.	531,000	1,827,259
#	SunTelephone Co., Ltd.	370,000	3,160,318
* #	SXL Corp.	688,000	1,081,201
	Tabai Espec Corp.	22,000	355,020
	Tachibana Eletech Co., Ltd.	75,400	825,800
	Tachikawa Corp.	169,200	1,263,941
#	Tachi-S Co., Ltd.	333,610	3,755,329
	Tadano, Ltd.	259,000	2,407,941
	Taihei Dengyo Kaisha, Ltd.	508,000	4,747,691
* #	Taiheiyo Kouhatsu, Inc.	320,000	680,510
#	Taiho Kogyo Co., Ltd.	240,100	3,098,283
#	Taikisha, Ltd.	153,000	2,324,635
	Taisei Rotec Corp.	882,000	2,078,161
	Takada Kiko Co., Ltd.	229,000	1,083,430
	Takagi Securities Co., Ltd.	458,000	3,056,676
	Takano Co., Ltd.	13,900	339,332
	Takaoka Electric Manufacturing Co., Ltd.	117,000	281,023
	Takara Standard Co., Ltd.	712,000	4,629,099
#	Takasago Thermal Engineering Co., Ltd.	1,089,000	8,203,288
	Takigami Steel Construction Co., Ltd.	199,000	1,413,307
	Takiron Co., Ltd.	723,000	2,852,543
	Takuma Co., Ltd.	550,000	4,446,909
	Tamura Corp.	927,000	4,091,392
	Tanseisha Co., Ltd.	106,000	521,015
#	Tasaki Shinju Co., Ltd.	371,000	2,156,228
	Tatsuta Electric Wire & Cable Co., Ltd.	666,000	2,047,607
#	Tayca Corp.	456,000	1,518,831
* #	Teac Corp.	710,000	1,011,352
	Techno Ryowa, Ltd.	155,800	1,247,426
	Teikoku Hormone Manufacturing Co., Ltd.	215,000	2,117,530
	Teikoku Tsushin Kogyo Co., Ltd.	199,000	1,179,786

10

	Tekken Corp.	1,501,000	3,996,968
#	Ten Allied Co., Ltd.	194,800	865,694
	Tenma Corp.	329,500	6,040,393
	Teraoka Seisakusho Co., Ltd.	113,900	1,177,747
	Tetra Co., Ltd., Tokyo	116,000	392,736
	The Nisshin Oillio Group, Ltd.	296,000	2,273,544
	The San-in Godo Bank, Ltd.	347,000	3,452,839
#	Tigers Polymer Corp.	195,000	1,219,329
* #	Titan Kogyo Kabushiki Kaisha	196,000	429,426
#	Toa Corp.	2,517,000	4,675,190
#	Toa Doro Kogyo Co., Ltd.	460,000	1,652,062
* #	Toabo Corp.	134,000	219,832
	TOC Co., Ltd.	239,850	1,436,837
	Tochigi Bank, Ltd.	1,599,000	13,762,658
	Toda Corp.	976,000	4,985,465
#	Toda Kogyo Corp.	459,000	2,085,811
	Todentu Corp.	383,000	1,582,496
	Toenec Corp.	1,117,000	5,034,406
	Toho Bank, Ltd.	469,000	2,415,328
	Toho Real Estate Co., Ltd.	250,000	2,042,338
	Tohoku Bank, Ltd.	76,000	211,927
* #	Tohoku Misawa Homes Co., Ltd.	127,900	528,071
#	Tohoku Pioneer Corp.	208,300	3,971,769
	Tohoku Telecommunications Construction Co., Ltd.	55,000	457,684
*	Tohto Suisan Co., Ltd.	117,000	312,481
*	Tokai Kanko Co., Ltd.	141,000	60,284
	Tokai Konetsu Kogyo Co., Ltd.	29,000	159,747
*	Tokai Lease Co., Ltd.	315,000	799,734
	Tokai Senko KK, Nagoya	231,000	450,620
	Tokai Tokyo Securities Co., Ltd.	436,000	2,836,210
	Toko Electric Corp.	131,000	706,290
	Toko, Inc.	1,255,000	4,864,801
#	Tokushima Bank, Ltd.	62,000	485,909
#	Tokushu Paper Manufacturing Co., Ltd.	489,000	2,745,603
	Tokyo Biso Kogyo Corp.	46,000	394,247
#	Tokyo Denpa Co., Ltd.	3,500	56,907
	Tokyo Dome Corp.	1,918,000	10,594,132
	Tokyo Energy & Systems, Inc.	351,000	3,586,423
#	Tokyo Rope Manufacturing Co., Ltd.	2,188,000	5,695,313
	Tokyo Sangyo Co., Ltd.	267,000	1,133,578
#	Tokyo Soir Co., Ltd.	202,000	853,370
	Tokyo Style Co., Ltd.	203,000	2,324,628
	Tokyu Recreation Corp.	249,000	1,444,339
	Tokyu Store Chain Corp.	296,000	1,574,619
	Toli Corp.	635,000	2,382,454
	Tomato Bank, Ltd.	723,000	1,888,450
	Tomoe Corp.	169,000	769,216
	Tomoku Co., Ltd.	553,000	1,595,538
#	Tonami Transportation Co., Ltd.	1,149,000	3,428,767
	Topre Corp.	110,000	1,156,235
	Torigoe Co., Ltd.	78,000	604,779
#	Torishima Pump Manufacturing Co., Ltd.	245,000	1,932,835
#	Toshiba Plant Kensetsu Co., Ltd.	705,000	4,866,534
	Tosho Printing Co., Ltd.	478,000	2,143,574

11

	Totenko Co., Ltd.	246,000	691,148
	Totetsu Kogyo Co., Ltd.	293,000	1,771,630
* #	Totoku Electric Co., Ltd., Tokyo	695,000	1,227,602
#	Tottori Bank, Ltd.	167,000	551,199
#	Towa Corp.	177,800	1,192,399
* #	Towa Real Estate Development Co., Ltd.	123,500	811,198
	Toyo Bussan Co., Ltd.	147,800	1,613,576
#	Toyo Ink Manufacturing Co., Ltd.	221,000	1,110,943
* #	Toyo Kanetsu KK	364,000	1,005,799
#	Toyo Kohan Co., Ltd.	1,639,000	6,675,324
#	Toyo Wharf & Warehouse Co., Ltd.	573,000	1,401,419
	Tsubakimoto Kogyo Co., Ltd.	15,000	56,685
#	Tsudakoma Corp.	886,000	2,042,574
	Tsukamoto Co., Ltd.	49,000	110,092
#	Tsukishima Kikai Co., Ltd.	347,000	4,009,822
	Tsurumi Manufacturing Co., Ltd.	215,000	2,523,472
	Tsutsumi Jewelry Co., Ltd.	87,400	3,055,530
	Tsutsunaka Plastic Industry Co., Ltd.	441,958	1,846,749
	Tsuzuki Denki Co., Ltd.	241,000	1,023,508
#	Tsuzuki Densan Co., Ltd.	75,700	470,361
	TYK Corp.	467,000	1,391,209
	U.Store Co., Ltd.	140,300	1,174,665
#	Ube Material Industries, Ltd.	198,000	678,230
	Uchida Yoko Co., Ltd.	611,000	3,693,560
	Ueki Corp.	383,000	982,185
	UFJ NICOS Co., Ltd.	591,000	5,672,517
#	U-Shin, Ltd.	169,000	1,891,415
	Ve Data, Inc.	34,000	105,584
	Verite Co., Ltd.	50,000	167,826
	Vital-Net, Inc.	171,100	1,072,487
	Wakachiku Construction Co., Ltd.	1,227,000	2,901,000
#	Wakodo Co., Ltd.	5,200	191,979
* #	Wondertable, Ltd.	78,000	133,118
#	Wood One Co., Ltd.	291,000	1,845,207
	Yahagi Construction Co., Ltd.	41,000	210,920
#	Yaizu Suisankagaku Industry Co., Ltd.	17,400	209,486
	Yamagata Bank, Ltd.	1,435,000	8,106,973
#	Yamaichi Electronics Co., Ltd.	56,600	764,769
	Yamamura Glass Co., Ltd.	1,505,000	5,251,701
	Yamanashi Chuo Bank, Ltd.	361,000	2,759,375
	Yamatake Corp.	55,400	1,322,330
#	Yamato Corp.	297,000	1,252,304
	Yamato International, Inc.	72,000	688,300
	Yamato Kogyo Co., Ltd.	96,000	1,992,550
	Yamaura Corp.	155,500	527,952
	Yasuda Warehouse Co., Ltd.	163,700	1,544,691
	Yellow Hat, Ltd., Tokyo	263,600	2,931,090
	Yodogawa Steel Works, Ltd.	1,147,000	7,003,673
#	Yokogawa Bridge Corp.	361,000	2,637,014
	Yokohama Reito Co., Ltd.	527,000	4,184,251
	Yondenko Corp.	300,650	1,876,495
	Yonex Co., Ltd.	149,000	1,453,227
#	Yorozu Corp.	54,200	740,108
	Yuasa Funashoku Co., Ltd.	449,000	1,615,031

12

	Yuken Kogyo Co., Ltd.	55,000	168,232
	Yuki Gosei Kogyo Co., Ltd.	181,000	657,289
	Yuraku Real Estate Co., Ltd.	351,000	2,218,106
	Yurtec Corp.	881,000	5,062,419

TOTAL — JAPAN			1,468,252,549

UNITED KINGDOM — (20.0%)
COMMON STOCKS — (20.0%)
	4imprint P.L.C.	213,574	1,175,609
	600 Group P.L.C.	747,940	681,710
	Abacus Group P.L.C.	344,986	870,856
	Abbeycrest P.L.C.	114,547	51,083
	Aberdeen Asset Management P.L.C.	1,811,232	5,808,158
	Acal P.L.C.	258,896	1,566,398
	AGA Food Service Group P.L.C.	2,647,982	16,731,588
*	Airflow Streamlines P.L.C.	19,305	19,810
	Alba P.L.C.	164,214	790,607
	Alexandra P.L.C.	367,336	1,027,925
	Alexon Group P.L.C.	61,681	277,796
	Alphameric P.L.C.	1,136,368	1,812,565
	Alumasc Group P.L.C.	560,881	1,707,565
*	Amberley Group P.L.C.	71,000	14,011
	Anglo Eastern Plantations P.L.C.	243,734	1,185,606
	Anglo Pacific Group P.L.C.	741,638	1,907,624
*	Anite Group P.L.C.	656,160	856,810
*	API Group P.L.C.	512,557	1,066,487
*	Applied Optical Technologies P.L.C.	571,366	450,783
*	ARC International P.L.C.	1,738,849	913,720
	Arena Leisure P.L.C.	645,000	475,260
*	Argonaut Games P.L.C.	493,000	27,024
	Armour Group P.L.C.	225,000	224,693
	Arriva P.L.C.	112,920	1,193,203
	Ashtead Group P.L.C.	2,183,506	8,344,299
*	Aston Villa P.L.C.	15,100	111,446
	Atrium Underwriting P.L.C.	537,432	1,870,417
*	Austin Reed Group P.L.C.	240,219	392,056
	Autologic Holdings P.L.C.	455,119	982,709
	Avesco P.L.C.	56,789	107,550
	Avon Rubber P.L.C.	308,386	1,000,799
	Baggeridge Brick P.L.C.	349,384	1,087,302
*	Baltimore P.L.C.	281,400	91,317
	Beale P.L.C.	96,298	114,095
*	Bede P.L.C.	283,000	42,123
	Bellway P.L.C.	1,861,474	38,243,850
*	Berkeley Technology, Ltd.	222,520	25,361
*	Biocompatibles International P.L.C.	538,720	1,837,923
	Bizspace P.L.C.	34,782	46,414
	Black Arrow Group P.L.C.	35,000	50,643
	Blacks Leisure Group P.L.C.	5,018	48,916
	Body Shop International P.L.C.	4,923	22,485
	Bodycote International P.L.C.	6,446,097	29,432,266
	Boot (Henry) P.L.C.	193,426	2,491,938

13

	Bovis Homes Group P.L.C.	1,957,610	27,425,991
	Brammer P.L.C.	242,432	922,115
	Brewin Dolphin Holdings P.L.C.	272,000	893,174
	Bristol Water Group P.L.C.	113,975	1,727,077
	Brit Insurance Holdings P.L.C.	11,621,128	21,807,010
	British Polythene Industries P.L.C.	309,592	2,960,569
	British Steam Specialties Group P.L.C.	332,812	2,042,239
	Brixton P.L.C.	3,073,387	25,089,538
	Brown (N) Group P.L.C.	3,663,153	12,648,777
*	BTG P.L.C.	239,400	873,563
	Caffyns P.L.C.	21,866	365,975
*	Cambridge Antibody Technology Group P.L.C.	122,700	1,667,228
*	Camellia P.L.C.	2,531	349,704
*	Cape P.L.C.	237,482	517,193
	Capital & Regional P.L.C.	1,412,913	25,940,172
*	Carbo P.L.C.	34,200	3,299
	Carclo P.L.C.	715,334	896,845
	Carillion P.L.C.	857,934	5,036,309
	Carr’s Milling Industries P.L.C.	81,009	676,615
	Castings P.L.C.	392,185	1,760,763
	Chapelthorpe P.L.C.	1,609,847	338,802
	Character Group P.L.C.	50,000	66,420
*	Chorion P.L.C.	2,920	22,600
	Churchill China P.L.C.	53,181	171,192
*	City of London Group P.L.C.	34,000	37,232
	Clinton Cards P.L.C.	1,152,418	1,345,222
*	CLS Holdings P.L.C.	1,118,684	10,563,268
	Colefax Group P.L.C.	96,000	211,628
* #	Colt Telecom Group P.L.C.	9,653,994	10,444,868
	Communisis P.L.C.	1,726,024	2,295,024
	Compel Group P.L.C.	304,409	432,303
	Computacenter P.L.C.	1,339,285	6,661,917
*	Cookson Group P.L.C.	947,222	7,850,856
*	Coral Products P.L.C.	102,000	39,094
*	Corporate Services Group P.L.C.	1,423,456	230,249
	Cosalt P.L.C.	140,099	671,785
*	Cradley Group Holdings P.L.C.	38,466	4,807
*	Creightons P.L.C.	250,000	10,970
	Crest Nicholson P.L.C.	1,500,093	12,411,561
	Cropper (James) P.L.C.	38,601	110,800
	Daejan Holdings P.L.C.	137,703	9,416,464
*	Dana Petroleum P.L.C.	448,349	7,481,858
	Dart Group P.L.C.	229,376	1,697,193
	Davis Service Group P.L.C.	695,468	6,006,036
*	Dawson International P.L.C.	502,194	82,075
	De Vere Group P.L.C.	1,251,006	14,971,563
	Delta P.L.C.	1,818,725	3,811,270
	Derwent Valley Holdings P.L.C.	1,077,248	32,383,858
	Development Securities P.L.C.	581,603	5,630,444
*	Dimension Data Holdings P.L.C.	2,992,147	2,525,512
	Diploma P.L.C.	70,000	964,388
	DRS Data & Research Services P.L.C.	51,000	33,589
	DS Smith P.L.C.	8,448,329	26,336,509
	DTZ Holdings P.L.C.	113,023	1,102,499

14

	Dyson Group P.L.C.	150,000	674,528
*	Easyjet P.L.C.	2,217,691	14,398,901
	Eleco P.L.C.	68,900	68,198
	Electronic Data Processing P.L.C.	271,803	299,792
	Elementis P.L.C.	6,760,460	9,666,796
*	Emerald Energy P.L.C.	74,090	356,145
*	Emess P.L.C.	2,282,539	355,249
	Ennstone P.L.C.	2,358,022	1,839,213
	Enodis P.L.C.	718,000	1,901,664
*	Entertainment Rights P.L.C.	2,797,560	1,836,485
	Erinaceous Group P.L.C.	371,424	2,442,336
*	Eurodis Electron P.L.C.	2,531,550	46,626
*	European Colour P.L.C.	185,000	34,230
	European Motor Holdings P.L.C.	271,675	1,953,308
	Fenner P.L.C.	272,000	932,157
*	Ferguson International Holdings P.L.C.	88,836	0
	Ferraris Group P.L.C.	723,802	1,173,161
*	Fibernet Group P.L.C.	652,597	771,421
*	FII Group P.L.C.	104,900	12,420
	Filtronic P.L.C.	699,667	2,089,927
*	Financial Objects P.L.C.	139,000	99,727
	First Technology P.L.C.	737,017	4,902,292
	Fisher (James) & Sons P.L.C.	255,000	1,822,829
*	Fortress Holdings P.L.C.	200,000	9,648
	Freeport P.L.C.	617,506	4,604,632
	Fuller, Smith & Turner P.L.C. Series A	127,600	2,506,335
	Fulmar P.L.C.	130,537	225,368
	Future Network P.L.C.	669,770	613,579
	Galliford Try P.L.C.	646,740	1,247,025
	Game Group P.L.C.	2,741,194	3,844,069
*	Garton Engineering P.L.C.	6,000	0
*	Gaskell P.L.C.	40,000	1,754
	GB Group P.L.C.	707,131	384,004
*	Genetix Group P.L.C.	50,000	48,607
*	Georgica P.L.C.	124,719	244,814
	Get Group P.L.C.	80,824	155,668
*	Gladstone P.L.C.	158,000	54,908
	Gleeson (M.J.) Group P.L.C.	524,887	3,501,427
*	Global Natural Energy P.L.C.	60,517	107,427
	Goodwin P.L.C.	5,000	57,861
	Great Portland Estates P.L.C.	3,415,721	27,744,677
	Greene King P.L.C.	2,436,932	31,343,504
*	Greenwich Resources P.L.C.	312,000	14,503
	Guiness Peat Group P.L.C.	634,967	956,165
*	Gyrus Group P.L.C.	851,382	6,053,765
*	Hampson Industries P.L.C.	96,250	269,521
*	Hampton Trust P.L.C.	200,491	0
	Hardy Underwriting Group P.L.C.	324,111	1,281,398
	Hardys & Hansons P.L.C.	254,444	3,271,373
*	Harvey Nash Group P.L.C.	250,000	233,769
*	Hawtin P.L.C.	150,000	42,102
	Haynes Publishing Group P.L.C.	25,591	150,497
	Helical Bar P.L.C.	707,799	4,668,006
*	Henderson Group P.L.C.	18,519,470	26,534,646

15

*	Heywood Williams Group P.L.C.	998,102	1,846,161
*	Highbury House Communications P.L.C.	2,726,216	33,475
	Highway Insurance Holdings P.L.C.	1,815,945	2,596,826
	Hill & Smith Holdings P.L.C.	74,890	309,919
	Hiscox P.L.C.	7,802,632	34,201,516
	Hitachi Capital (UK) P.L.C.	150,432	561,027
*	Homestyle Group P.L.C.	431,208	956,052
	House of Fraser P.L.C.	3,117,572	6,711,309
	Hunting P.L.C.	805,904	4,893,471
	Huntsworth P.L.C.	742,052	1,280,552
	IFX Group P.L.C.	421,514	913,225
*	Intec Telecom Systems P.L.C.	788,989	954,742
	Intelek P.L.C.	555,250	127,283
	Intserve P.L.C.	145,032	956,131
	Inveresk P.L.C.	756,409	219,097
	ISIS Asset Management P.L.C.	1,014,345	3,861,469
	Isoft Group P.L.C.	432,625	1,410,068
	James Halstead P.L.C.	158,534	920,428
	JJB Sports P.L.C.	3,328,481	10,135,855
	JKX Oil and Gas P.L.C.	581,306	3,584,838
	John David Group P.L.C.	45,672	222,387
	Johnson Service Group P.L.C.	37,000	284,162
*	Kalamazoo Computer Group P.L.C.	12,200	0
*	KBC Advanced Technologies P.L.C.	574,472	559,315
*	Kewill Systems P.L.C.	60,000	94,428
	Kiln P.L.C.	2,253,947	3,397,978
	Kingston Communications P.L.C.	3,184,965	3,800,417
	Laird Group P.L.C.	216,800	1,641,627
	Lambert Howarth Group P.L.C.	184,286	642,129
*	Lamont Holdings P.L.C.	100,000	1,096
*	Laura Ashley Holdings P.L.C.	936,982	262,537
*	Lavendon Group P.L.C.	541,554	2,398,502
*	Leeds Group P.L.C.	241,639	83,699
*	Leo Insurance Services P.L.C.	25,000	8,551
	Litho Supplies P.L.C.	113,000	101,997
	London Merchant Securities P.L.C.	6,208,682	30,467,652
	London Scottish Bank P.L.C.	147,367	255,066
	Lookers P.L.C.	268,975	2,919,886
	Low & Bonar P.L.C.	1,126,664	2,340,257
	Luminar P.L.C.	1,524,712	13,016,188
	Lupus Capital P.L.C.	1,125,000	276,272
	Macfarlane Group P.L.C.	1,320,543	867,721
	Macro 4 P.L.C.	44,820	193,702
	Mallett P.L.C.	104,602	417,209
	Management Consulting Group P.L.C.	1,273,000	1,300,326
	Manganese Bronze Holdings P.L.C.	158,593	572,702
*	Marylebone Warwick Balfour Group P.L.C.	1,103,867	3,110,550
*	Mayflower Corp. P.L.C.	1,809,000	0
	McAlpine (Alfred) P.L.C.	1,786,362	13,293,182
	McCarthy & Stone P.L.C.	1,296,922	17,197,864
	McKay Securities P.L.C.	385,887	2,204,052
*	Medical Solutions P.L.C.	591,122	75,142
*	Medisys P.L.C.	800,000	54,377
	Metalrax Group P.L.C.	353,301	434,530

16

	MFI Furniture Group P.L.C.	8,429,924	13,569,263
	Mice Group P.L.C.	1,066,604	728,552
*	Microgen P.L.C.	1,155,713	1,510,798
*	Mid-States P.L.C.	50,000	13,375
	Millennium and Copthorne Hotels P.L.C.	1,199,583	9,187,175
	Minerva P.L.C.	2,690,012	15,335,668
*	Molins P.L.C.	132,466	313,189
*	Montpellier Group P.L.C.	14,000	11,818
*	Morgan Crucible Company P.L.C.	1,758,048	6,977,057
	Morse P.L.C.	101,664	206,821
	Moss Brothers Group P.L.C.	494,059	729,782
	Mothercare P.L.C.	756,370	4,948,180
	MS International P.L.C.	119,401	332,911
	MSB International P.L.C.	173,435	118,567
	MTL Instruments Group P.L.C.	114,675	1,019,423
	Mucklow (A & J) Group P.L.C.	454,685	3,582,293
*	Mytravel Group P.L.C.	111,200	445,652
*	nCipher P.L.C.	277,203	1,482,371
	Nestor Healthcare Group P.L.C.	953,519	1,863,728
*	Nettec P.L.C.	220,000	19,619
	New Avesco P.L.C.	56,789	94,562
*	Noble Investments (UK) P.L.C.	300	727
*	Nord Anglia Education P.L.C.	588,231	1,107,580
	Northamber P.L.C.	152,685	219,572
*	NSB Retail P.L.C.	1,895,000	1,081,023
*	NXT P.L.C.	48,000	45,467
	Owen (H.R.) P.L.C.	117,528	268,230
	Oxford Instruments P.L.C.	463,280	1,859,263
*	Pace Micro Technology P.L.C.	616,176	704,198
	Panther Securities P.L.C.	45,000	276,282
*	Parity Group P.L.C.	420,000	45,983
*	Partridge Fine Arts P.L.C.	14,866	10,822
	Pendragon P.L.C.	237,500	2,525,403
*	Penna Consulting P.L.C.	186,128	432,324
*	Pharmagene P.L.C.	387,527	109,294
*	Pilkingtons Tiles Group P.L.C.	170,000	8,955
*	Pittards P.L.C.	39,000	5,815
	Portmeirion Group P.L.C.	56,335	195,225
	Porvair P.L.C.	445,585	1,182,405
*	Premier Oil P.L.C.	396,934	5,820,297
*	Pressac P.L.C.	429,000	5,644
	Primary Health Properties P.L.C.	264,304	1,979,997
*	Probus Estates P.L.C.	416,666	914
*	Provalis P.L.C.	2,427,440	79,115
	Psion P.L.C.	1,474,852	5,056,942
*	QA P.L.C.	80,000	1,333
*	Quays Group P.L.C.	71,000	7,473
	Quintain Estates & Development P.L.C.	466,096	5,640,290
*	Radamec Group P.L.C.	71,000	0
	Radstone Technology P.L.C.	98,252	470,034
	Ransom (William) & Son P.L.C.	115,000	83,791
	Raven Mount P.L.C.	125,337	164,526
	Redrow P.L.C.	1,983,269	18,953,195
*	Redstone P.L.C.	3,694,516	405,538

17

	Reg Vardy P.L.C.	592,760	9,342,524
*	Regent Inns P.L.C.	1,187,507	2,019,255
*	Renold P.L.C.	719,872	768,352
	Resolution P.L.C.	719,101	8,398,236
	Ricardo P.L.C.	228,464	1,239,310
	Rowe Evans Investments P.L.C.	95,900	474,409
	Roxboro Group P.L.C.	104,303	482,443
	RPC Group P.L.C.	560,274	2,621,986
	Rugby Estates P.L.C.	78,667	615,464
	Rutland Trust P.L.C.	182,210	184,681
	S & U P.L.C.	7,000	69,371
*	Safeland P.L.C.	100,000	163,510
#	Sanctuary Group P.L.C.	3,426,401	24,017
	Savills P.L.C.	90,000	1,788,850
*	Scapa Group P.L.C.	1,417,496	533,747
*	SDL P.L.C.	166,480	630,832
*	Secure Ventures (No. 1) P.L.C.	250,000	0
*	Secure Ventures (No. 2) P.L.C.	250,000	10,415
*	Secure Ventures (No. 3) P.L.C.	250,000	0
*	Secure Ventures (No. 5) P.L.C.	250,000	9,319
*	Secure Ventures (No. 6) P.L.C.	250,000	0
*	Secure Ventures (No. 7) P.L.C.	250,000	0
	Senior P.L.C.	3,077,419	3,645,282
*	SFI Holdings, Ltd. Series A	79,000	42,958
	Shaftesbury P.L.C.	2,925,593	26,665,542
*	Simon Group P.L.C.	1,383,908	1,299,662
	Sinclair (William) Holdings P.L.C.	81,940	79,610
	Sirdar P.L.C.	280,105	186,640
	Smart (J.) & Co. (Contractors) P.L.C.	18,263	235,459
	Smith (James) Estates P.L.C.	104,132	1,003,461
	Smith (WH) P.L.C.	259,297	1,855,378
*	Soco International P.L.C.	5,000	70,821
	Speedy Hire P.L.C.	15,000	248,835
*	Spirent P.L.C.	1,619,709	1,385,366
	Spring Group P.L.C.	361,752	363,430
	St. Ives P.L.C.	1,348,068	6,022,138
	St. Modwen Properties P.L.C.	214,000	1,742,577
	Stanley (Charles) Group P.L.C.	150,000	1,050,228
	Stanley Leisure P.L.C.	1,158,918	16,968,183
*	Sterling Publishing Group P.L.C.	300,000	60,517
	Stylo P.L.C.	5,293	5,428
	Swallowfield P.L.C.	60,849	53,301
*	Tadpole Technology P.L.C.	296,000	13,629
*	Tandem Group P.L.C.	472,000	0
	TDG P.L.C.	1,236,689	4,856,351
	Telemetrix P.L.C.	143,000	194,351
*	Telspec P.L.C.	205,000	39,645
*	Terence Chapman Group P.L.C.	62,500	348
	Tex Holdings P.L.C.	11,000	21,489
	The Cardiff Property P.L.C.	4,000	69,619
*	The Innovation Group P.L.C.	639,000	324,791
	Thorpe (F.W.) P.L.C.	19,149	124,717
*	Thus Group P.L.C.	17,359,826	4,718,116
*	Tinopolis P.L.C.	349,887	214,809

18

*	Tinsley (Eliza) Group P.L.C.	145,967	23,044
	Titon Holdings P.L.C.	36,110	73,779
*	Torotrak P.L.C.	42,000	29,235
*	Tottenham Hotspur P.L.C.	146,000	120,152
	Town Centre Securities P.L.C.	442,719	4,147,203
	Trace Computers P.L.C.	33,014	57,397
* #	Trafficmaster P.L.C.	300,000	232,960
	Treatt P.L.C.	38,663	169,039
	Trifast P.L.C.	458,045	466,030
	TT Electronics P.L.C.	1,733,532	5,370,641
	U.K. Coal P.L.C.	1,485,371	3,906,079
	UCM Group P.L.C.	186,000	182,180
*	Ultraframe P.L.C.	160,022	80,703
	Umeco P.L.C.	139,796	1,266,203
	Uniq P.L.C.	1,167,668	2,667,471
	Unite Group P.L.C.	2,280,673	17,044,576
*	Universal Salvage P.L.C.	209,473	427,915
	Vega Group P.L.C.	14,000	59,520
*	Vernalis P.L.C.	132,072	193,100
#	Victoria P.L.C.	52,231	180,494
	Vislink P.L.C.	816,969	694,525
*	Volex Group P.L.C.	246,843	566,465
	VP P.L.C.	315,426	1,718,150
*	VTR P.L.C.	13,000	7,995
	Wagon P.L.C.	707,875	2,564,090
	Warner Estate Holdings P.L.C.	476,528	5,914,297
*	Waterdorm P.L.C.	70,000	0
	Waterman P.L.C.	385,817	1,032,446
	Watermark Group P.L.C.	30,469	62,577
*	Wellington Underwriting P.L.C.	3,856,824	6,398,535
	Wembley P.L.C.	277,102	981,856
	Wetherspoon (J.D.) P.L.C.	2,238,482	14,127,163
*	Whitehead Mann Group P.L.C.	22,000	17,277
	Willliam Jacks P.L.C.	10,000	15,919
	Wilmington Group P.L.C.	422,000	1,442,197
*	Wilshaw P.L.C.	28,000	3,651
	Wolverhampton & Dudley Breweries P.L.C.	1,180,999	25,288,485
	Woolworths Group P.L.C.	22,654,114	13,405,788
	Workspace Group P.L.C.	3,503,797	19,957,140
	WSP Group P.L.C.	366,454	2,487,098
	Wyevale Garden Centres P.L.C.	683,805	6,551,898
	Wyndeham Press Group P.L.C.	711,198	1,584,187
	XANSA P.L.C.	759,231	1,330,876
	Young & Co’s Brewery P.L.C. Class A	8,950	367,673
	Zotefoams P.L.C.	196,330	266,790
TOTAL COMMON STOCKS			1,131,628,878

RIGHTS/WARRANTS — (0.0%)
*	Letter of Entitlements - Audemars Piguet	81,758	0
*	SFI Holdings, Ltd. Litigation Certificate	79,000	0
TOTAL RIGHTS/WARRANTS			0

TOTAL — UNITED KINGDOM			1,131,628,878

19

AUSTRALIA — (5.7%)
COMMON STOCKS — (5.7%)
	A.P. Eagers, Ltd.	57,136	317,432
	AAV, Ltd.	55,610	41,117
	ABB Grain, Ltd.	683,186	4,009,261
*	Adacel Technologies, Ltd.	123,126	40,213
	Adelaide Brighton, Ltd.	8,187,947	15,672,328
	Adsteam Marine, Ltd.	5,313,506	7,877,860
	Adtrans Group, Ltd.	103,591	245,576
	Alesco Corp., Ltd.	87,290	646,003
*	Altium, Ltd.	279,609	62,014
	Amalgamated Holdings, Ltd.	1,387,497	4,717,393
	Amcom Telecommunications, Ltd.	3,522,859	389,837
*	Amrad Corp., Ltd.	638,574	259,306
	Ansell, Ltd.	102,110	829,755
#	APN News & Media, Ltd.	237,269	834,020
	Ariadne Australia, Ltd.	380,835	155,053
	Atlas Group Holding, Ltd.	473,867	398,418
	Atlas Pacific, Ltd.	113,450	29,453
#	AuIron Energy, Ltd.	284,169	394,311
	Ausdrill, Ltd.	1,032,937	1,226,422
#	Auspine, Ltd.	614,034	1,651,107
	Austal, Ltd.	654,587	1,051,310
*	Austar United Communications, Ltd.	1,264,310	1,026,862
#	Austereo Group, Ltd.	5,011,218	6,091,068
#	Australand Property Group	5,964,336	8,970,417
#	Australian Agricultural Co., Ltd.	2,940,252	3,681,830
#	Australian Pharmaceutical Industries, Ltd.	2,938,971	6,211,949
* #	Australian Wealth Management, Ltd.	2,070,654	3,464,081
	Auto Group, Ltd.	64,351	9,556
#	AV Jennings Homes, Ltd.	1,795,306	1,638,081
	Avatar Industries, Ltd.	438,495	529,417
*	Avexa, Ltd.	319,287	66,248
	AWB, Ltd.	355,806	987,758
	BayCorp Advantage, Ltd.	2,783,199	6,536,871
	Beach Petroleum, Ltd.	2,644,631	2,255,778
	Bendigo Bank, Ltd.	411,461	4,362,233
*	Betcorp, Ltd.	158,811	563,648
* #	Biota Holdings, Ltd.	136,051	175,139
	Boral, Ltd.	25,088	162,831
*	Bradken, Ltd.	728,245	2,529,172
	Brickworks, Ltd.	166,947	1,648,963
	Bridgestone Australia, Ltd.	297,702	660,570
	Broadcast Services Australia, Ltd.	1,794,843	333,645
	Caltex Australia, Ltd.	382,185	4,864,753
	Candle Australia, Ltd.	357,910	849,767
* #	Capral Aluminium, Ltd.	1,682,603	1,603,336
	Cellnet Telecommunications Group, Ltd.	503,851	382,384
#	Centennial Coal, Ltd.	316,816	835,363
	Central Equity, Ltd.	770,978	1,107,079
*	Charters Towers Gold Mines, Ltd.	1,176,939	135,760
#	Chiquita Brands South Pacific, Ltd.	707,089	291,936

20

*	Circadian Technologies, Ltd.	144,361	119,363
*	Climax Mining, Ltd.	1,958,909	579,210
* #	Clough, Ltd.	4,444,357	1,225,675
	CMI, Ltd.	213,362	206,028
	Coates Hire, Ltd.	271,746	1,183,458
	Coca-Cola Amatil, Ltd.	211,656	1,102,966
	Collection House, Ltd.	1,371,693	870,661
#	Commander Communications, Ltd.	509,954	750,519
*	Coplex Resources NL	351,512	23,490
	Coventry Group, Ltd.	383,037	1,647,235
*	CPI, Ltd.	121,577	40,837
#	Crane Group, Ltd.	1,214,996	9,542,276
*	Croesus Mining NL	6,246,084	1,319,107
#	Devine, Ltd.	1,344,647	747,934
*	Dominion Mining, Ltd.	132,707	110,202
	Downer EDI, Ltd.	2,786,771	16,187,880
*	E.R.G., Ltd.	4,968,706	445,620
*	Emporer Mines, Ltd.	189,033	58,770
#	Energy Developments, Ltd.	2,352,406	6,959,329
*	Energy World Corp., Ltd.	393,461	8,124
	Evans & Tate, Ltd.	704,120	83,011
#	FKP, Ltd.	443,491	1,725,254
	Forest Enterprises Australia, Ltd.	3,625,272	1,717,881
	Futuris Corp., Ltd.	11,159,498	19,478,277
	Gale Pacific, Ltd.	242,984	289,171
	Gazal Corp., Ltd.	94,845	203,552
	Globe International, Ltd.	4,019,093	953,154
	Gowing Bros., Ltd.	168,139	363,310
*	Gowing Retail, Ltd.	5,323	237
*	Gradipore, Ltd.	43,768	65,268
	Graincorp, Ltd. Series A	130,569	1,123,919
	Grand Hotel Group	3,024,755	1,880,960
	GRD, Ltd.	554,912	1,188,150
#	Great Southern Plantations, Ltd.	1,072,301	3,020,671
	Green’s Foods, Ltd.	307,348	130,903
#	GUD Holdings, Ltd.	96,340	555,633
	Gunns, Ltd.	125,989	270,422
	GWA International, Ltd.	1,860,137	4,680,581
*	Gympie Gold, Ltd.	17,774	0
*	Haoma Mining NL	440,554	12,284
*	Henry Walker Eltin Group, Ltd.	1,153,772	0
	HGL, Ltd.	453,429	633,239
	Home Building Society, Ltd.	41,993	390,171
#	Housewares International, Ltd.	1,592,265	2,131,417
*	Hudson Investment Group, Ltd.	297,500	3,534
* #	Hutchison Telecommunications (Australia), Ltd.	6,074,332	1,192,832
	Iluka Resources, Ltd.	2,571,650	13,595,498
*	Imdex, Ltd.	202,532	72,100
	Incitec Pivot, Ltd.	100,988	1,342,881
*	Intercard Wireless, Ltd.	62,379	2,084
*	Intermoco, Ltd.	7,514,093	301,834
	International All Sports, Ltd.	37,973	12,932
#	IOOF Holdings, Ltd.	537,949	3,105,746
	IWL, Ltd.	57,726	188,435

21

	Jones (David), Ltd.	805,650	1,702,023
	K&S Corp., Ltd.	94,030	227,937
*	Keycorp, Ltd.	181,913	196,683
#	Kingsgate Consolidated, Ltd.	49,975	202,745
	Kresta Holdings, Ltd.	513,341	83,657
	Lemarne Corp., Ltd.	38,606	78,290
	Lighting Corp., Ltd.	778,093	341,154
*	Lynas Corp., Ltd.	1,580,323	263,136
#	MacArthur Coal, Ltd.	570,479	2,196,936
	MacMahon Holdings, Ltd.	4,005,059	2,111,573
*	Macquarie Corporate Telecommunications, Ltd.	30,330	17,686
	Magellan Petroleum Australia, Ltd.	84,637	89,653
*	Magnesium International, Ltd.	60,027	16,577
	MaxiTRANS Industries, Ltd.	182,891	108,523
#	McGuigan Simeon Wines, Ltd.	1,845,360	4,220,276
	McPherson’s, Ltd.	461,185	597,910
* #	Miller’s Retail, Ltd.	1,778,400	1,699,450
	Minara Resources, Ltd.	5,124,160	7,643,446
*	Mosaic Oil NL	658,209	80,706
	MYOB, Ltd.	1,804,549	1,336,880
	Namoi Cotton Cooperative, Ltd.	657,348	316,495
	National Can Industries, Ltd.	18,850	20,274
	National Hire Group, Ltd.	52,000	67,453
	New Hope Corp., Ltd.	502,151	479,544
	Nufarm, Ltd.	220,300	1,779,349
* #	Oceana Gold, Ltd.	2,428,603	1,435,409
	Onesteel, Ltd.	1,125,339	3,201,583
*	Orbital Engine Corp., Ltd.	165,000	12,386
	Pacific Brands, Ltd.	6,738,910	11,285,609
#	Pacific Group, Ltd.	1,433,772	2,096,935
	Paperlinx, Ltd.	650,000	1,635,887
*	Payce Consolidated, Ltd.	179,001	433,281
*	People Telecom, Ltd.	1,067,550	75,463
*	Perilya, Ltd.	1,803,067	2,502,247
*	Petsec Energy, Ltd.	153,726	251,112
*	Plantcorp NL	14,403	0
	Plaspak Group, Ltd.	748,115	443,893
*	PMP, Ltd.	666,000	802,336
	Port Bouvard, Ltd.	802,363	1,094,575
*	PowerTel, Ltd. Series B	498,908	386,365
	Pracom, Ltd.	122,300	2,190
	Prime Television, Ltd.	1,043,256	2,521,187
*	Primelife Corp., Ltd.	272,182	229,352
	Programmed Maintenance Service, Ltd.	137,012	374,354
	Queensland Cotton Holdings, Ltd.	229,310	679,554
*	Reinsurance Australia Corp., Ltd.	3,822,592	1,299,332
	Repcol, Ltd.	1,303,888	520,549
* #	Resolute Mining, Ltd.	2,038,373	1,709,208
#	Ridley Corp., Ltd.	3,358,403	3,369,093
* #	Roc Oil Co., Ltd.	1,499,446	3,503,168
	Senetas Corp., Ltd.	206,798	89,732
	Servcorp, Ltd.	18,622	69,259
#	Seven Network, Ltd.	705,659	4,293,119
*	Silex System, Ltd.	197,100	479,173

22

	Smorgon Steel Group, Ltd.	7,660,200	7,182,547
	SMS Management & Technology, Ltd.	583,462	1,026,799
#	Southern Cross Broadcasting (Australia), Ltd.	528,204	4,714,232
*	Southern Pacific Petroleum NL	424,400	0
	Spotless Group, Ltd.	5,871	22,368
*	St. Barbara Mines, Ltd.	329,338	126,460
	Straits Resources, Ltd.	577,289	1,308,192
#	Sunland Group, Ltd.	1,080,514	1,597,642
*	Tap Oil, Ltd.	2,689,322	4,431,913
*	Tectonic Resources NL	268,861	36,955
*	Television & Media Services, Ltd.	9,600	6,482
#	Ten Network Holdings, Ltd.	529,291	1,170,529
	Thakral Holdings Group	7,950,706	4,571,756
#	Timbercorp, Ltd.	1,436,957	3,454,807
*	Titan Resources, Ltd.	1,711,400	67,135
*	Triako Resources, Ltd.	58,482	44,850
	Trust Company of Australia, Ltd.	22,214	166,296
	UXC, Ltd.	1,682,864	1,299,955
	Villa World, Ltd.	980,647	1,110,961
#	Village Roadshow, Ltd.	1,951,302	3,420,819
	Vision Systems, Ltd.	2,469,778	3,775,736
	Volante Group, Ltd.	1,189,357	955,399
#	Wattyl, Ltd.	1,621,217	4,291,564
	Webster, Ltd.	380,585	213,954
	WHK Group, Ltd.	43,040	183,539
	Wide Bay Capricorn Building Society, Ltd.	29,461	196,687
*	Xanadu Wines, Ltd.	150,525	447
	Yates, Ltd.	144,138	5,594
TOTAL COMMON STOCKS			322,727,034

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Class A	1,226,086	1,992,725

TOTAL — AUSTRALIA			324,719,759

SWITZERLAND — (4.2%)
COMMON STOCKS — (4.2%)
	AFG Arbonia-Forster Holding AG	10,550	3,072,769
	Allreal Holding AG	36,534	3,551,833
	Also Holding AG	945	387,406
	Ascom Holding AG	160,800	2,418,155
	Baloise-Holding AG	316,202	20,032,130
	Bank Coop AG	11,560	744,973
	Banque Cantonale de Geneve	8,520	1,234,309
	Banque Cantonale du Jura	800	269,628
	Banque Cantonale Vaudoise	16,398	5,249,708
	Batigroup Holding AG	89,275	1,752,007
	Bobst Group AG	143,900	6,144,222
	Bossard Holding AG	5,450	348,492
*	Bucher Industries AG	66,310	6,288,147
	Calida Holding AG	400	138,426
*	Card Guard AG	94,100	278,932

23

	Carlo Gavazzi Holding AG	6,218	937,860
	Charles Voegele Holding AG	94,443	8,636,193
	Compagnie vaudoise d’electricite	2,091	2,053,066
*	Converium Holding AG	2,307,873	25,426,746
	Conzzeta Holdings AG	3,365	4,744,990
*	COS Computer Systems AG	27,144	485,390
*	Crealogix Holding AG	1,401	89,724
*	Crucell NV	131,242	3,236,159
	Daetwyler Holding AG	1,422	5,396,814
	Emmi AG	6,922	690,298
	Escor Casino & Entertainment AG	6,483	129,415
#	Feintol International Holding AG	5,208	1,401,134
*	Fischer (Georg) AG	22,887	9,263,902
*	Flughafen Zuerich AG	49,800	9,776,540
*	Forbo Holding AG, Eglisau	34,165	8,633,212
	Getaz Romang Holding SA	4,296	1,925,295
*	Golay-Buchel Holding SA	125	131,248
	Gurit-Heberlein AG	7,538	7,847,246
	Helvetia Patria Holding	37,804	8,505,681
*	Hexagon AB Series B	17,500	534,891
	Industrieholding Cham AG	12,361	3,646,877
*	Intershop Holding AG	3,824	756,023
*	IsoTis SA	648,598	943,819
	Jelmoli Holding AG	2,168	3,503,172
*	Kardex AG	23,779	1,140,778
*	Lem Holdings SA	7,520	900,766
	Metraux Services SA	2,827	484,617
*	Mikron Holding AG	35,788	395,047
*	Moevenpick-Holding AG	2,360	584,679
*	Nextrom Holding SA	250	2,132
*	PSP Swiss Property AG	556,852	26,322,416
	Schweizerhall Holding AG	23,162	2,261,078
#	Schweizerische National Versicherungs Gesellschaft	9,073	4,711,144
*	SEZ Holding AG	88,079	1,946,099
	Siegfried Holding AG	19,813	2,825,804
*	Sihl	750	1,715
*	Sika Finanz AG	322	316,624
	St. Galler Kantonalbank	6,370	2,227,886
	Sulzer AG	16,040	10,019,932
	Swiss Prime Site AG	226,436	11,053,831
*	Swisslog Holding AG	245,500	243,581
*	Tornos Holding SA	16,000	157,847
*	UMS Schweizerische Metallwerke Holding AG	60,422	802,175
*	Unaxis Holding AG	11,890	2,492,340
	Valiant Holding AG	15,188	1,507,861
	Valora Holding AG	100	20,321
	Vaudoise Assurances Holdings	10,180	1,069,641
*	Von Roll Holding AG	30,090	49,051
*	Wmh Walter Meier Holding AG	10,533	908,001
	Zehnder Holding AG	50	75,275
	Zschokke Holding SA	4,285	3,485,946
	Zueblin Holding AG	301,412	2,563,622

TOTAL — SWITZERLAND			239,177,041

24

GERMANY — (3.7%)
COMMON STOCKS — (3.7%)
*	3U Telecom AG	473,539	525,556
	A.S. Creation Tapeton AG	10,721	393,417
*	AAP Implantate AG	61,114	161,126
*	Aareal Bank AG	292,517	12,952,633
*	Acg AG Fuer Chipkarten und Informationssysteme	86,130	48,379
*	AC-Service AG	22,900	180,170
* #	Adva AG Optical Networking	50,600	490,653
*	Allbecon AG	6,700	25,955
	Amadeus Fire AG	28,677	379,291
* #	Analytik Jena AG	56,220	495,054
*	Analytik Jena AG Issue 06	11,345	99,900
#	Andreae-Noris Zahn AG, Anzag	33,798	1,632,511
*	Articon Integralis AG	47,711	181,276
	Atoss Software AG	24,082	381,803
*	Augusta Technologie AG	5,609	62,858
	Baader Wertpapier Handelsbank AG	199,243	2,412,315
	Bechtle AG	78,883	1,907,345
	Berliner Elektro Holding AG	107,296	1,221,579
	Beta Systems Software AG	41,700	278,368
	Bilfinger & Berger Bau AG	377,299	21,696,694
*	Biolitec AG	43,100	460,814
	Biotest AG	50,643	1,515,874
*	BMP AG	12,980	35,652
* #	Borussia Dortmund GMBH & Co. KGAA	141,038	411,583
	Bremer Energiekonto AG	65,600	392,934
*	Bremer Woll-Kaemmerei AG	25,291	73,969
*	Broadnet Mediascape Communications AG	146,327	574,919
*	Brueder Mannesmann AG	20,600	50,308
*	Caatoosee AG	17,400	63,168
*	CBB Holding AG	200,846	15,084
* #	Ce Consumer Electronic AG	142,093	55,911
	Cewe Color Holding AG	38,395	1,343,518
*	Cinemaxx AG	3,100	4,102
*	CNV Vermoegensverwaltungs AG	2,500	31,408
#	Comdirect Bank AG	497,939	5,502,934
	Computerlinks AG	10,900	181,895
*	Concord Effekten AG	4,400	19,185
*	Condomi AG	19,900	19,227
*	COR AG Insurance Technologies	12,700	58,620
*	Cybio AG	13,320	103,542
* #	D. Logistics AG	297,909	703,464
	DAB Bank AG	61,779	591,083
*	DAS Werk AG	10,600	505
	Data Modul AG	16,013	197,651
* #	DEAG Deutsche Entertainment AG	270,625	728,748
	Deutsche Euroshop AG	185,249	12,054,940
* #	Deutz AG	130,266	813,685
	Dierig Holding AG	8,750	104,308
	Dr. Hoenle AG	12,998	153,334
*	Drillisch AG	36,400	199,399

25

* #	Duerr Beteiligungs AG	78,038	1,703,678
	DVB Bank AG	11,848	2,669,164
	Dyckerhoff AG DM50	29,750	1,365,395
	Eckert and Ziegler Strahlen - und Medizintechnik AG	37,553	589,629
	Elmos Semiconductor AG	20,320	254,168
* #	Em.TV AG	36,712	210,590
* #	Epcos AG	671,005	9,102,762
*	Escada AG	64,090	2,099,903
* #	Evotec Biosystems AG	574,142	2,862,714
*	FJA AG	16,618	76,503
	Freenet.De AG	58,386	1,669,821
	Gesco AG	11,877	559,723
* #	GFT Technologies AG	151,483	605,495
*	Gontard & Metallbank AG	46,008	4,333
* #	GPC Biotech AG	72,300	1,284,827
*	Herlitz AG	26,031	152,129
*	Hoeft & Wessel AG	52,955	449,265
*	Hucke AG	39,149	106,461
	Hutschenreuther AG	8,591	108,046
	Hyrican Informations Systeme AG	5,601	57,739
*	I-D Media AG	11,265	31,165
*	IM International Media AG	603,287	755,134
*	Innovation in Traffic Systems AG	13,500	125,756
	Interseroh AG	3,600	126,691
* #	Intershop Deutschland AG	2,398	4,691
*	Intertainment AG	14,082	15,026
*	IPC Archtec AG	15,800	27,547
*	Isra Vision Systems AG	17,683	537,249
	IVG Immobilien AG	178,878	4,646,959
	Iwka AG	327,428	8,815,684
*	Jenoptik AG	532,436	4,559,775
	Kampa-Haus AG	44,803	368,976
*	Kaufring AG	5,600	1,477
#	Kloeckner-Werke AG	177,348	2,124,795
*	Kontron AG	215,645	2,463,451
	Krones AG	4,700	556,779
*	KSB AG	5,003	1,238,388
	KWS Kleinwanzlebener Saatzucht AG	1,886	1,857,368
*	Leica Camera AG	2,263	22,347
*	Leifheit AG	32,085	841,626
	Leoni AG	48,900	1,701,352
*	Loesch Umweltschutz AG	16,000	9,752
*	Loewe AG	60,672	1,334,868
	LPKF Laser & Electronics AG	7,700	59,832
*	M & S Elektronik AG	19,600	1,652
*	Mania Technologie AG	12,100	38,432
*	Mannheimer Aktiengesellschaft Holding AG	27,000	144,901
*	Marbert AG	6,800	12,694
*	Maxdata AG	113,610	326,652
*	Mediantis AG	10,950	32,630
*	Mediclin AG	188,847	652,515
*	Medigene AG	43,900	457,500
#	Medion AG	273,861	4,003,217
*	Mosaic Software AG	21,800	35,644

26

*	MWB Wertpapierhandelshaus AG	15,700	78,461
* #	MWG Biotech AG	127,600	36,683
	Nemetschek AG	20,847	412,486
*	Nexus AG	168,280	718,179
#	Norddeutsche Affinerie AG	355,034	9,856,333
	Norddeutsche Steingutfabrik AG	10,182	121,323
*	Nordwest Handel AG	11,313	89,169
*	November AG	57,639	290,698
*	Pandatel AG	28,300	37,121
*	Parsytec AG	86,026	305,490
	PC-Ware Information Technologies AG	43,377	858,498
*	Personal & Informatik AG	2,150	41,251
*	Pfleiderer AG	80,436	1,988,987
*	Pironet NDH AG	93,915	434,611
* #	Pixelpark AG	19,750	40,055
*	Plambeck Neue Energien AG	158,459	348,021
*	Plasmaselect AG	276,655	1,658,325
* #	Primacom AG	62,300	368,628
* #	Produkte und Syteme der Informationstechnologie AG	114,771	737,468
*	Ravensberg Bau-Beteiligungen AG	29,500	6,000
*	Realtech AG	27,722	274,722
*	REpower Systems AG	27,461	1,403,524
	Rheinmetall Berlin AG	85,490	6,661,953
*	Rinol AG	3,750	3,230
*	Roesch Medizintechnik AG	7,300	2,125
*	Rohwedder AG	37,885	594,102
*	RTV Family Entertainment AG	2,480	7,328
*	Ruecker AG	25,400	212,000
*	Saltus Technology AG	5,900	31,347
	Salzgitter AG	276,231	18,770,211
#	Sartorius AG	20,000	597,066
#	Schlott Sebaldus AG	35,992	1,336,452
	Sektkellerei Schloss Wachenheim AG	2,900	36,296
*	Senator Entertainment AG	10,730	36,603
*	Ser Systeme AG	9,400	832
*	SHS Informationssysteme AG	17,611	65,432
* #	Singulus Technologies AG	312,386	6,004,040
*	SinnerSchrader AG	14,498	34,574
#	Sixt AG	80,700	2,612,274
	Stahl (R.) AG	15,700	514,180
*	Stoehr & Co. AG	44,310	203,363
*	Strabag AG	22,402	2,587,413
* #	Suess Microtec AG	151,401	1,506,346
	Syskoplan AG	16,400	164,305
	Syzygy AG	77,886	479,535
*	SZ Testsysteme AG	7,000	476
	Technotrans AG	25,800	604,335
*	Textilgruppe Hof AG	22,530	193,720
*	TFG Venture Capital AG & Co. KGAA	194,789	599,361
	TTL Information Technology AG	22,800	55,834
	Umweltbank AG	25,780	456,637
*	United Medical Systems International AG	81,306	477,133
*	Value Management & Research AG	143,430	866,532
*	Varetis AG	28,058	240,695

27

*	VBH (Vereinigter Baubeschlag-Handel) AG	6,000	19,694
*	Vereinigte Deutsche Nickel-Werke AG	43,909	11,063
	Vossloh AG	84,204	4,375,515
*	W.O.M. World of Medicine AG	68,273	215,608
*	WaveLight Laser Technologies AG	17,803	268,822
* #	WCM Beteiligungs AG	2,824,892	1,312,317
	Westag and Getalit AG, Rheda-Wiedenbrueck	10,653	133,274
*	Windhoff AG	11,400	2,104
	Wuerttembergische Lebensversicherung AG	19,024	533,617
	Wuerttembergische Metallwarenfabrik AG	70,369	1,443,896
* #	Zapf Creation AG	26,451	312,894
TOTAL COMMON STOCKS			210,544,084

RIGHTS/WARRANTS — (0.0%)
*	Em.TV AG Options 04/18/06	36,712	39,825
*	SHS Informationssysteme AG Rights 03/09/06	17,611	840
TOTAL RIGHTS/WARRANTS			40,665

TOTAL — GERMANY			210,584,749

SWEDEN — (3.7%)
COMMON STOCKS — (3.7%)
* #	Acandofrontec AB Series B	478,900	924,288
*	Active Biotech AB	15,000	125,964
	Angpannefoereningen AB Series B	9,850	339,037
*	Artimplant AB Series B	255,000	261,410
	Beijer AB Series B	48,300	1,119,469
	Beijer Alma AB Series B	27,300	795,101
	Bergman & Beving AB Series B	110,100	1,835,816
	Biacore International AB	20,350	579,806
	Bilia AB Series A	219,650	4,687,532
	Billerud AB	527,100	7,527,360
*	BioGaia AB Series B	28,000	79,567
*	Boliden AB	2,968,050	36,793,541
*	Bong Ljungdahl AB	64,100	552,013
*	Boras Waefveri AB Series B	15,900	90,005
	Capona AB	88,742	1,400,938
#	Cardo AB	260,500	7,718,547
	Castellum AB	334,800	14,016,168
	Cloetta AB Series B	18,600	532,175
	Concordia Maritime AB Series B	234,100	1,231,855
*	Consilium AB Series B	8,000	48,903
*	Doro AB Series A	1,200	3,944
*	Duroc AB Series B	1,400	5,214
	Elekta AB Series B	39,300	580,794
*	Enea Data AB Series B	183,400	110,072
	Expanda AB	78,200	597,885
	Fabege AB	336,370	6,676,453
*	Framtidsfabriken AB	884,520	108,276
	Geveko AB Series B	32,500	892,554
*	Glocalnet AB	160,000	80,822
	Gunnebo AB	28,600	313,321

28

*	Gunnebo Industrier AB	4,840	79,294
	Haldex AB	273,400	6,403,964
	Hiq International AB	45,000	257,547
*	IBS AB Series B	711,950	2,516,887
*	Industrial & Financial Systems AB Series B	293,000	412,929
*	Intellecta AB Series B	7,100	37,229
*	Intentia International AB Series B	556,000	1,844,966
*	JM AB	301,800	16,830,562
*	Klippans Finpappersbruk AB	123,200	125,000
	Klovern AB	636,578	2,323,267
	Kungsleden AB	587,400	20,553,992
	Lagercrantz Group AB Series B	179,635	703,238
	Lennart Wallenstam Byggnads AB Class B	398,000	5,326,841
	Ljungberg Gruppen AB Series B	4,200	109,294
*	Lundin Mining Corp.	1,421	26,122
*	Mandator AB	197,500	60,800
*	Medivir Series B	27,250	179,753
*	Micronic Laser Systems AB	26,000	375,433
	Naerkes Elektriska AB Series B	57,350	931,662
	NCC AB Series A	45,400	1,032,436
	NCC AB Series B	423,800	9,632,302
	Nolato AB Series B	89,900	896,543
	Observer AB	864,800	4,108,021
	OEM International AB Series B	10,100	217,074
*	Ortivus AB	130,800	578,235
	Partnertech AB	36,982	536,907
	PEAB AB Series B	386,200	5,145,521
* #	Pergo AB	485,000	3,062,958
	Poolia AB Series B	147,200	773,632
*	Proact It Group AB	132,500	475,124
	Profilgruppen AB	25,600	267,817
	Protect Data AB	15,600	451,003
* #	PyroSequencing AB	165,782	220,392
	Rederi AB Transatlantic Series B	251,500	1,093,082
*	Rorvik Timber AB	30,600	87,003
#	Rottneros Bruk AB	1,191,000	978,289
	Salus Ansvar AB Series B	59,600	257,961
*	Scribona AB Series A	15,700	44,048
*	Scribona AB Series B	339,100	954,888
*	Semcon AB	30,500	250,329
*	Skanditek Industrifoervaltnings AB	46,200	248,642
*	Studsvik AB	38,200	944,345
	Sweco AB Series B	47,050	1,259,925
* #	Teleca AB Series B	506,800	2,687,021
*	Teligent AB	84,000	314,862
	Trelleborg AB Series B	964,000	20,076,941
*	Viking Telecom AB	29,100	6,316
	Westergyllen AB Series B	29,600	306,711
*	Wihlborgs Fastigheter AB	61,754	1,703,347
	Xponcard Group AB	18,200	465,652

TOTAL — SWEDEN			208,204,937

29

FRANCE — (3.3%)
COMMON STOCKS — (3.3%)
*	Actielec Technologies	28,700	140,434
	Affine	10,970	1,400,456
	Aubay SA	80,415	608,108
	Bacou-Dalloz	63,592	6,919,099
*	Bigben Interactive	13,755	41,439
	Bonduelle SA	10,752	801,031
	Bongrain SA	80,383	5,098,668
	Bourbon SA	5,724	584,605
	Bricorama SA	1,768	101,376
*	Bull SA	8,660	103,132
	Burelle SA	11,325	1,737,342
	Carbone Lorraine SA	21,774	1,085,498
*	CBo Territoria	5,724	24,949
	CEGID SA	4,108	171,501
	CFF Recycling SA	77,680	2,682,031
* #	Cie Generale de Geophysique SA	95,324	12,208,102
* #	Club Mediterranee SA	179,024	8,997,597
	Compagnie Internationale Andre Trigano Ciat SA	2,100	55,307
*	Conflandey SA	1,939	12,598
* #	CS Communication et Systemes	13,500	589,066
	Damartex SA	805	30,708
	Delachaux SA	10,172	2,412,821
*	Desquenne et Giral SA	4,761	61,970
#	Deveaux SA	5,587	418,135
*	Didot-Bottin SA	1,204	98,766
*	Dynaction SA	14,803	268,541
	Elior	58,756	882,987
*	Etam Developpement SA	34,200	1,709,567
*	Euraltech SA	55,173	59,721
*	Euro Disney SCA	5,082,010	669,186
	Evialis SA	12,253	540,532
	Explosifs et de Produits Chimiques	312	139,366
#	Faurecia SA	79,212	4,955,936
	Fleury Michon SA	4,226	225,317
	Francois Freres (Tonnellerie) SA	7,663	255,817
#	Fromageries Bel SA	3,875	734,043
*	Gantois Series A	465	7,206
	Gascogne SA	10,632	791,411
	Gaumont SA	10,491	594,718
	Geodis SA	4,900	700,878
	Gevelot SA	4,329	279,559
*	GFI Informatique SA	420,538	3,453,097
	Groupe Ares SA	53,672	223,508
*	Groupe Flo SA	52,020	437,039
*	Groupe Focal SA	5,149	53,296
	Groupe Guillin SA	480	39,147
	Guerbet SA	4,911	796,718
	Guyenne et Gascogne SA	35,382	3,603,525
	HBS Technologie SA	405	7,238
	IDSUD	2,129	91,330
*	Immobiliere et Hoteliere SA	27,700	48,246
*	IMS International Metal Service SA	89,627	1,948,082

30

#	Ingenico SA	20,000	373,683
#	Lafuma SA	2,816	249,763
*	Lafuma SA Issue 06	408	36,187
	Laurent-Perrier Group	18,448	1,076,984
	Lectra Systemes SA	6,432	45,217
	Lisi SA	42,753	2,837,008
	Locindus	48,652	2,233,004
*	LVL Medical Groupe SA	27,900	366,093
*	Maire (Henri)	1,252	15,671
	Manutan International SA	4,814	274,424
*	Metaleurop SA	62,320	320,938
	MGI Coutier SA	10,254	342,450
	Montupet SA	78,335	1,439,925
#	Mr. Bricolage SA	11,983	232,789
	Nexans SA	308,278	20,343,928
*	Oeneo	61,605	152,058
	Paris Orleans et Cie SA	1,336	406,339
* #	Penauille Polyservices SA	148,278	2,645,590
	Pierre & Vacances	67,581	6,204,104
	Pinguely-Haulotte SA	214,316	5,354,403
	Plastic Omnium SA	110,234	4,154,470
	Plastivaloire SA	14,399	368,559
	Prosodie SA	27,401	662,992
	Provimi SA	192,919	4,975,383
	PSB Industries SA	14,760	615,990
	Radiall SA	11,998	1,101,257
	Remy Cointreau SA	196,701	9,776,508
	Robertet SA	1,300	176,011
	Rougier SA	2,715	268,132
* #	S.T. Dupont SA	29,035	139,834
	Sabeton SA	18,460	263,697
	SAM	600	23,632
	Sasa Industries SA	13,905	536,863
	SCOR SA	6,524,387	15,678,657
	SDR de la Bretagne	12,398	290,242
	Sechilienne SA	1,000	643,414
	Securidev SA	16,908	349,484
	Setforge	600	22,266
	Signaux Girod SA	6,528	603,898
	SILIC (Societe Immobiliere de Location pour L’industrie et le Commerce)	107,656	11,584,069
	Smoby SA	6,516	543,573
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	7,064	4,222,446
	Societe Industrielle D’Aviations Latecoere SA	20,648	860,731
	Sucriere de Pithiviers-Le-Vieil	2,392	1,915,082
*	Sylis SA	46,034	280,378
*	Team Partners Group SA	5,250	7,055
*	Teamlog SA	38,219	176,605
	Tivoly SA	1,904	55,784
* #	UbiSoft Entertainment SA	179,515	6,986,604
*	Valtech	251,100	218,435
	Vilmorin Clause et Compagnie SA	56,398	4,101,567
	VM Materiaux SA	3,272	528,748
	Vranken Pommery Monopole	28,646	1,459,998

31

*	Xilam Animation	12,911	65,780
*	XRT	170,393	464,370
TOTAL COMMON STOCKS			188,973,822

RIGHTS/WARRANTS — (0.0%)
*	Groupe Focal SA Warrants 02/21/10	1,716	0
*	Oeneo Warrants 08/26/06	28,305	3,374
*	Prosodie SA Warrants 10/28/06	19,600	7,477
*	UbiSoft Entertainment SA Warrants 05/14/06	66,800	28,668
TOTAL RIGHTS/WARRANTS			39,519

TOTAL — FRANCE			189,013,341

FINLAND — (2.9%)
COMMON STOCKS — (2.9%)
	Amanda Capital Oyj	190,425	643,758
	Amer Group Oyj Series A	241,800	5,055,823
	Aspocomp Group Oyj	123,800	500,604
	Bank of Aland, Ltd.	5,700	183,463
*	Benefon Oyj	19,000	6,788
*	Componenta Oyj	76,000	515,969
*	Efore Oyj	110,300	237,578
	Elcoteq Network Oyj	197,318	4,357,424
	Elisa Oyj	47	949
*	eQ Oyj	149,840	631,639
*	Evox Rifa Group Oyj	120,395	11,493
	Finnair Oyj	607,600	9,517,642
	Finnlines Oyj	496,200	9,465,075
	Fiskars Oyj AB Series A	169,560	2,128,210
	HK Ruokatalo Oyj Series A	235,900	2,799,329
	Honkarakenne Oyj Series B	15,900	105,962
	Huhtamaki Oyj	1,251,450	23,189,189
	Ilkka-Yhtyma Oyj	14,620	224,740
*	Incap Oyj	8,500	20,764
	Julius Tallberg-Kiinteistoet Oyj, Helsinki Series B	11,601	188,772
	Kemira GrowHow Oyj	26,158	189,481
	Kemira Oyj	555,500	9,613,788
	Laennen Tehtaat Oyj	47,850	1,226,029
	Lemminkainen Oyj	72,800	3,378,219
	Leo Longlife Oyj	29,750	184,052
	Metsaemarkka Oyj Series B	6,968	72,834
	M-Real Oyj Series B	903,030	4,530,324
*	Okmetic Oyj	130,875	339,943
	Okobank Class A	705,880	11,875,822
	Olvi Oyj Series A	39,650	1,323,781
	Raisio Group P.L.C. Series V	1,154,000	2,999,919
	Rautaruukki Oyj Series K	1,108,900	37,369,075
	Raute Oyj Series A	25,100	485,490
*	Satama Interactive Oyj	42,000	49,495
	Scanfil Oyj	11,900	51,060
	Sponda Oyj	694,535	7,076,378
	SSH Communications Oyj	308,500	568,007

32

*	Stonesoft Corp.	282,398	148,148
	Tamfelt Oyj	2,100	22,757
* #	Tecnomen Holding Oyj	699,797	2,434,486
	Tulikivi Oyj	29,500	423,563
	Turkistuottajat Oyj	9,900	110,492
*	Viking Line AB	18,100	507,195
	Wartsila Corp. Oyj Series B	324,450	11,823,284
	YIT-Yhtyma Oyj	106,200	5,388,310

TOTAL — FINLAND			161,977,103

NETHERLANDS — (2.6%)
COMMON STOCKS — (2.6%)
	Batenburg Beheer NV	1,800	103,967
*	Begemann Groep NV Series B	44,600	9,570
	Boskalis Westminster NV	23,304	1,476,099
	Brunel International NV	22,100	613,457
	Buhrmann NV	1,304,396	21,854,938
	Crown Van Gelder NV	35,962	787,090
	DOCdata NV	24,290	205,061
* #	Draka Holding NV	181,764	3,235,618
*	Econosto NV	23,804	109,030
	Gamma Holding NV	58,811	2,628,306
	Grolsche NV	7,121	234,871
	Grontmij NV	20,861	1,724,590
* #	Hagemeyer NV	6,709,012	27,000,818
	Heijmans NV	309,739	14,761,549
	Kas Bank NV	108,358	2,775,733
*	Kendrion NV	51,681	107,130
	Koninklijke Bam Groep NV	81,843	7,771,835
	Koninklijke Ten Cate NV	46,495	5,229,889
	Koninklijke Vopak NV	87,153	2,773,096
	MacIntosh NV	23,191	1,683,692
*	Maverix Capital NV	900	40,770
	Nutreco Holding NV	19,168	1,126,287
#	Oce NV	1,045,283	18,083,391
	Reesink NV	2,110	202,301
	Roto Smeets de Boer NV	22,107	1,198,914
*	Samas-Groep NV	174,503	1,816,651
*	Seagull Holding NV	2,000	7,166
* #	Semiconductor Industries NV	222,300	1,139,142
	Smit Internationale NV	27,875	2,130,855
	Stork NV	92,187	5,261,084
*	Textielgroep Twenthe NV	1,200	3,576
*	Tulip Computers NV	528,091	176,410
	Twentsche Kabel Holding NV	26,699	1,344,116
	Univar NV	219,842	11,544,563
#	Van der Moolen Holding NV	433,397	3,899,386
	Wegener Arcade NV	190,704	3,068,555

TOTAL — NETHERLANDS			146,129,506

33

HONG KONG — (2.4%)
COMMON STOCKS — (2.4%)
	Aeon Credit Service (Asia) Co., Ltd.	416,000	330,089
	ALCO Holdings, Ltd.	710,000	309,910
	Allan International Holdings, Ltd.	1,086,000	145,475
	Allied Group, Ltd.	1,255,000	1,921,654
	Allied Properties, Ltd.	1,993,500	1,365,071
*	Applied International Holdings, Ltd.	1,150,000	56,512
*	APT Satellite Holdings, Ltd.	1,032,000	235,622
*	Artel Solutions Group Holdings, Ltd.	3,320,000	43,155
*	A-S China Plumbing Products, Ltd.	125,000	29,005
*	Asia Aluminum Holdings, Ltd.	14,821,000	1,828,698
*	Asia Commercial Holdings, Ltd.	35,960	2,916
	Asia Financial Holdings, Ltd.	3,828,106	1,940,475
	Asia Standard International Group, Ltd.	20,384,666	781,029
*	Asia Tele-Net & Technology Corp., Ltd.	200,000	9,372
*	Asia Zirconium, Ltd.	1,316,000	117,120
	Associated International Hotels, Ltd.	1,280,000	1,087,420
	Automated Systems Holdings, Ltd.	116,000	27,858
*	Beauforte Investors Corp., Ltd.	440,000	19,291
	Bright International Group, Ltd.	320,000	22,220
*	Capital Publications, Ltd.	1,015,200	24,863
*	Carico Holdings, Ltd.	1,076	24
*	Catic International Holdings, Ltd.	11,556,000	170,320
	CCT Telecom Holdings, Ltd.	1,682,800	257,011
*	Celestial Asia Securities Holdings, Ltd.	251,900	12,095
*	Century City International Holdings, Ltd.	2,863,067	32,634
#	Champion Technology Holdings, Ltd.	4,836,614	782,090
	Cheuk Nang (Holdings), Ltd.	50,116	30,228
	Chevalier International Holdings, Ltd.	1,006,491	1,001,246
*	Chi Cheung Investment Co., Ltd.	431,085	97,024
*	China Aerospace International Holdings, Ltd.	10,386,000	523,849
*	China Bio-medical Group, Ltd.	258,750	5,003
	China Everbright International, Ltd.	3,610,000	238,910
*	China Everbright Technology, Ltd.	7,196,000	231,108
* #	China Everbright, Ltd.	2,508,000	1,319,292
	China Hong Kong Photo Products Holdings, Ltd.	3,627,000	419,841
*	China Investments Holdings, Ltd.	1,186,800	25,701
*	China Motion Telecom International, Ltd.	522,000	9,202
	China Motor Bus Co., Ltd.	57,000	448,128
	China Online (Bermuda), Ltd.	1,062,600	176,408
*	China Pharmaceutical Enterprise and Investment Corp., Ltd.	3,716,000	687,557
	China Rare Earth Holdings, Ltd.	3,562,000	506,959
	China Resources Land, Ltd.	5,278,000	2,824,311
*	China Rich Holdings, Ltd.	510,800	10,805
*	China Sci-Tech Holdings, Ltd.	541,600	8,089
*	China Star Entertainment, Ltd.	607,380	18,608
*	China Strategic Holdings, Ltd.	2,225,250	278,008
#	China Travel International Investment, Ltd.	8,228,000	2,209,136
#	Chinese Estates Holdings, Ltd.	3,772,000	4,153,336
	Chinney Investments, Ltd.	1,912,000	189,120
#	Chow Sang Sang Holdings International, Ltd.	1,794,800	736,473
	Chuangs China Investments, Ltd.	3,328,000	191,305
	Chuang’s Consortium International, Ltd.	5,535,760	454,023

34

	Chun Wo Holdings, Ltd.	2,688,000	261,561
	City e Solutions, Ltd.	472,964	52,252
*	City Telecom (H.K.), Ltd.	1,932,000	151,110
*	CNT Group, Ltd.	1,428,000	20,779
	Coastal Greenland, Ltd.	8,184,000	377,877
	COFCO International, Ltd.	590,000	313,511
*	Computer & Technologies Holdings, Ltd.	336,000	46,244
	Continental Holdings, Ltd.	506,000	55,979
	Continental Mariner Investment Co., Ltd.	3,260,000	607,877
	COSCO International Holdings, Ltd.	2,236,000	432,401
	Coslight Technology International Group, Ltd.	2,884,000	605,530
	Cosmos Machinery Enterprises, Ltd.	455,400	23,060
*	Crocodile Garments, Ltd.	1,720,000	140,873
*	Dan Form Holdings Co., Ltd.	3,233,000	190,434
*	DigitalHongKong.com	12	0
*	Dynamic Global Holdings, Ltd.	990,000	5,360
	Dynamic Holdings, Ltd.	624,000	251,479
	Easyknit International Holdings, Ltd.	6,022,400	105,802
	Emperor International Holdings, Ltd.	4,719,000	1,197,125
*	eSun Holdings, Ltd.	2,742,400	1,285,511
*	Ezcom Holdings, Ltd.	67,280	416
#	Far East Consortium International, Ltd.	2,537,030	1,069,455
*	Far East Hotels & Entertainment, Ltd.	1,428,000	73,132
*	Far East Technology International, Ltd.	81,600	10,414
	First Sign International Holdings, Ltd.	2,440,000	81,708
	Fountain Set Holdings, Ltd.	700,000	311,674
	Four Seas Frozen Food Holdings, Ltd.	814,000	96,932
*	GeoMaxima Energy Holdings, Ltd.	2,950,000	23,247
	Global China Group Holdings, Ltd.	3,050,000	260,386
	Global Green Tech Group, Ltd.	5,192,000	540,925
	Gold Peak Industries (Holdings), Ltd.	2,021,000	328,846
	Golden Resources Development International, Ltd.	4,741,000	201,410
*	Gold-Face Holdings, Ltd.	1,158,000	0
	Goldlion Holdings, Ltd.	3,328,000	491,639
*	Golik Holdings, Ltd.	1,216,000	51,225
	Grande Holdings, Ltd.	450,000	339,577
	Great Eagle Holdings, Ltd.	1,661,537	5,352,677
*	Great Wall Cybertech, Ltd.	11,392,830	14,685
	Group Sense (International), Ltd.	1,462,000	112,827
	Guangzhou Investment Co., Ltd.	28,430,000	4,863,319
*	G-Vision International (Holdings), Ltd.	298,000	3,457
	Hang Fung Gold Technology, Ltd.	3,341,108	453,108
	Hanny Holdings, Ltd.	739,204	468,177
*	Hansom Eastern (Holdings), Ltd.	104,130	2,909
	Harbour Centre Development, Ltd.	1,452,000	2,386,893
*	Hen Fung Holdings, Ltd.	431,200	9,226
	High Fashion International, Ltd.	962,000	209,789
#	HKR International, Ltd.	6,033,998	3,335,693
	Hon Kwok Land Investment Co., Ltd	1,438,000	411,138
	Hong Kong and Shanghai Hotels, Ltd.	3,912,798	4,637,653
	Hong Kong Catering Management, Ltd.	384,000	64,467
*	Hong Kong Construction Holdings, Ltd.	4,107,000	426,251
	Hong Kong Ferry (Holdings) Co., Ltd.	1,744,000	2,128,863
*	Hong Kong Parkview Group, Ltd.	646,000	33,308

35

	Hongkong Chinese, Ltd.	4,850,000	627,473
*	Hop Hing Holdings, Ltd.	604,000	15,571
	Hopewell Holdings, Ltd.	1,493,800	4,163,160
	Hsin Chong Construction Group, Ltd.	1,920,000	135,712
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,212,000	134,267
	Huafeng Textile International Group, Ltd.	2,228,100	114,635
*	Hualing Holdings, Ltd.	12,475,000	235,493
	Hysan Development Co., Ltd.	327,215	794,563
*	I-China Holdings, Ltd.	388,360	7,766
*	Imagi International Holdings, Ltd.	324,000	181,799
*	Interchina Holdings Co., Ltd.	18,470,000	63,618
	International Bank of Asia, Ltd.	2,621,000	991,876
*	Inworld Group, Ltd.	40,798	58
	ITC Corp., Ltd.	3,978,388	375,411
*	Jessica Publications, Ltd.	1,015,200	30,752
*	Jinchang Pharmaceutical Holdings, Ltd.	507,600	0
	Jinhui Holdings Co., Ltd.	978,000	184,690
#	K Wah International Holdings, Ltd.	3,806,244	1,018,393
*	Kader Holdings Co., Ltd.	857,000	39,378
	Karce International Holdings Co., Ltd.	1,608,000	53,067
	Keck Seng Investments (Hong Kong), Ltd.	570,000	165,102
	Kee-Shing Holdings Co., Ltd.	256,000	32,264
	Kin Yat Holdings, Ltd.	1,172,000	143,991
	King Fook Holdings, Ltd.	338,000	17,017
	Kowloon Development Co., Ltd.	1,157,000	1,509,827
	KTP Holdings, Ltd.	758,000	54,444
	Kwoon Chung Bus Holdings, Ltd.	1,432,000	208,398
*	Lai Fung Holdings, Ltd.	4,773,437	237,807
*	Lai Sun Development Co., Ltd.	3,358,800	93,224
*	Lai Sun Garment (International), Ltd.	5,360,000	529,003
	Lam Soon (Hong Kong), Ltd.	203,250	79,301
	Lerado Group (Holding) Co., Ltd.	3,416,000	250,142
*	LifeTec Group, Ltd.	7,460,000	77,487
	Lippo, Ltd.	1,558,000	376,468
#	Liu Chong Hing Bank, Ltd.	1,997,000	3,950,612
	Liu Chong Hing Investment, Ltd.	1,506,000	1,760,692
	Luk Fook Holdings (International), Ltd.	230,000	41,573
	Luks Industrial Group, Ltd.	1,526,560	214,886
*	MACRO-LINK International Holdings, Ltd.	843,750	21,530
	Magnificent Estates, Ltd.	19,628,600	378,159
	Matsunichi Communications Holdings, Ltd.	794,000	177,410
	Melbourne Enterprises, Ltd.	41,000	187,628
	Midas International Holdings, Ltd.	2,242,000	153,247
*	Min Xin Holdings, Ltd.	1,652,000	367,532
#	Miramar Hotel & Investment Co., Ltd.	1,606,000	2,238,791
*	Morning Star Resources, Ltd.	3,075,000	24,575
*	Nam Fong International Holdings, Ltd.	1,740,000	16,822
*	Nam Hing Holdings, Ltd.	538,000	11,281
	Nanyang Holdings, Ltd.	101,350	130,754
	National Electronics Holdings, Ltd.	5,104,000	150,747
*	New City (Beijing) Development, Ltd.	6,760	231
	New Hanison Construction Hldg	289,216	21,141
#	New World China Land, Ltd.	5,728,000	2,546,650
*	New World Cyberbase, Ltd.	12,720	278

36

	New World Development Co., Ltd.	7,000,313	11,125,785
	Ngai Lik Industrial Holdings, Ltd.	4,176,000	617,510
*	Nippon Asia Investments Holdings, Ltd.	749,100	5,534
*	Onfem Holdings, Ltd.	2,374,000	163,167
	Orient Power Holdings, Ltd.	2,182,573	64,058
	Oriental Watch Holdings, Ltd.	1,128,000	233,631
#	Pacific Andes International Holdings, Ltd.	3,386,000	712,369
#	Pacific Century Insurance Holdings, Ltd.	838,000	335,544
*	Pacific Plywood Holdings, Ltd.	10,094,000	36,465
#	Paul Y. ITC Construction Holdings, Ltd.	3,858,488	1,087,978
	Peace Mark Holdings, Ltd.	537,510	232,716
	Perfectech International Holdings, Ltd.	966,000	59,596
	Pico Far East Holdings, Ltd.	3,108,000	685,067
	Playmates Holdings, Ltd.	1,492,000	179,484
	Pokfulam Development Co., Ltd.	244,000	107,374
*	Poly Investments Holdings, Ltd.	1,428,000	20,189
*	Premium Land, Ltd.	1,792,500	89,568
	Proview International Holdings, Ltd.	2,524,000	501,548
	Regal Hotels International Holdings, Ltd.	35,834,179	2,796,594
*	Rivera Holdings, Ltd.	3,152,000	84,749
*	Riverhill Holdings, Ltd.	54,398	757
*	RNA Holdings, Ltd.	580,200	2,019
	Roadshow Holdings, Ltd.	2,956,000	277,913
	S.A.S.Dragon Holdings, Ltd.	862,400	85,661
	San Miguel Brewery Hong Kong, Ltd.	1,130,400	235,770
	Sea Holdings, Ltd.	1,444,000	647,597
#	Shanghai Real Estates, Ltd.	3,878,000	639,153
	Shell Electric Manufacturing (Holdings) Co., Ltd.	1,270,974	378,551
	Shenyin Wanguo (Hong Kong), Ltd.	2,085,000	204,280
	Shougang Concord Century Holdings, Ltd.	3,514,000	243,240
*	Shougang Concord Grand (Group), Ltd.	833,000	49,470
*	Shougang Concord Technology Holdings, Ltd.	6,119,035	318,640
*	Shun Ho Resources Holdings, Ltd.	510,000	36,814
	Shun Ho Technology Holdings, Ltd.	814,380	59,506
*	Sincere Co., Ltd.	2,258,000	115,764
	Sino Hotels (Holdings), Ltd.	282,772	183,590
*	Sino-I.com, Ltd.	66,777,000	935,908
	Sinopec Kantons Holdings, Ltd.	3,866,000	1,116,638
	SIS International Holdings, Ltd.	326,000	34,470
	SNP Leefung Holdings, Ltd.	160,000	26,477
*	Softbank Investment International (Strategic), Ltd.	15,570,000	96,052
*	South China Holdings, Ltd.	4,060,800	146,563
	South China Industries, Ltd.	1,182,000	118,841
*	South Sea Holdings Co., Ltd.	244,609,865	1,814,951
	Starlight International Holdings, Ltd.	2,910,000	402,628
	Stelux Holdings International, Ltd.	2,779,552	431,483
*	Styland Holdings, Ltd.	1,359,999	3,857
*	Sun Fook Kong Holdings, Ltd.	4,518,000	104,281
	Sun Hung Kai & Co., Ltd.	3,340,000	1,366,980
	Sunway International Holdings, Ltd.	1,002,000	34,484
	Tai Cheung Holdings, Ltd.	2,366,000	1,336,469
	Tai Fook Securities Group, Ltd.	1,568,000	207,852
	Tai Sang Land Development, Ltd.	1,033,900	363,782
	Tak Sing Alliance Holdings, Ltd.	1,299,335	70,870

37

#	Tan Chong International, Ltd.	2,943,000	688,598
	TCC International Holdings, Ltd.	62,000	9,587
#	TCL International Holdings, Ltd.	5,806,000	848,873
	Tern Properties Co., Ltd.	168,000	55,221
*	Tian An China Investments Co., Ltd.	3,583,700	1,457,225
	Tian Teck Land, Ltd.	800,000	270,311
#	Tianjin Development Holdings, Ltd.	2,878,000	1,846,721
*	Tomorrow International Holdings, Ltd.	330,600	24,067
	Topsearch International (Holdings), Ltd.	2,732,000	321,685
	Tungtex (Holdings) Co., Ltd.	558,000	143,587
*	Tysan Holdings, Ltd.	614,000	29,040
*	Universe International Holdings, Ltd.	301,756	1,940
	U-Right International Holdings, Ltd.	4,608,000	139,042
	USI Holdings, Ltd.	671,999	222,326
*	V.S International Group, Ltd.	1,848,000	54,255
	Van Shung Chong Holdings, Ltd.	1,672,000	173,903
	Wai Kee Holdings, Ltd.	2,863,000	658,556
	Wellnet Holdings, Ltd.	4,363,000	300,336
	Wheelock Properties, Ltd.	6,271,000	4,842,768
*	Winfoong International, Ltd.	4,248,000	264,983
	Wing On Co. International, Ltd.	1,122,000	1,657,496
	Wing On Travel Holdings, Ltd.	241,200	22,800
*	Wing Shan International, Ltd.	2,084,000	73,802
	Winsor Properties Holdings, Ltd.	110,000	122,655
*	Wo Kee Hong Holdings	4,282,332	23,087
	Wong’s International (Holdings), Ltd.	209,000	15,091
	World Houseware (Holdings), Ltd.	672,342	18,801
	Y. T. Realty Group, Ltd.	1,166,000	164,569
	Yangtzekiang Garment Manufacturing Co., Ltd.	372,000	66,540
*	Yaohan International Holdings, Ltd.	1,660,000	0
	Yau Lee Holdings, Ltd.	1,409,750	87,801
*	Yue Fung International Group Holding, Ltd.	31,490	4,262
	Yugang International, Ltd.	29,698,000	417,970
*	Zhu Kuan Development Co., Ltd.	2,226,000	165,657
TOTAL COMMON STOCKS			135,026,278

RIGHTS/WARRANTS — (0.0%)
*	Century City International Holdings, Ltd. Options 01/11/11	572,613	0
*	Champion Technology Holdings, Ltd. Warrants 02/27/07	940,809	0
*	China Credit Holdings Warrants 07/31/06	43,120	95
*	Global Green Tech Group, Ltd. Warrants 07/07/07	267,600	6,209
*	Global Green Tech Group, Ltd. Warrants 07/07/08	267,600	3,794
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	120,800	779
TOTAL RIGHTS/WARRANTS			10,877

TOTAL — HONG KONG			135,037,155

ITALY — (2.0%)
COMMON STOCKS — (2.0%)
*	A.S. Roma SpA	208,000	127,728
	Acegas SpA	166,275	1,588,076
	Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)	461,465	3,192,678

38

*	Alitalia Linee Aeree Italiane SpA	585,952	885,896
#	Banca Finnat Euramerica SpA	553,330	797,218
	Banca Popolare Dell’etruria e Del Lazio Scrl	208,032	3,919,283
	Banca Popolare di Spoleto SpA	500	7,597
	Banco Piccolo Valellinese Scarl SpA	11,847	180,660
#	Benetton Group SpA	498,034	6,345,872
	Biesse SpA	120,000	1,329,812
	Buzzi Unicem SpA	28,500	589,671
	Caltagirone Editore SpA	508,406	4,437,934
	Caltagirone SpA	598,400	5,874,028
	Carraro SpA	108,000	459,349
	Cembre SpA	12,452	77,183
	Cementir Cementerie del Tirreno SpA	1,062,959	7,029,268
	Centrale del Latte di Torino & Co. SpA	71,103	370,694
	CIR SpA (Cie Industriale Riunite), Torino	1,315,000	3,939,858
*	Cirio Finanziaria SpA	960,000	199,127
	Credito Artigiano SpA	285,702	1,212,144
	Cremonini SpA	115,750	293,302
*	CSP International Industria Calze SpA	97,000	116,313
#	Danieli & C.Officine Meccaniche SpA	279,878	2,678,358
#	De Longhi SpA	752,732	2,385,883
* #	Ducati Motor Holding SpA	954,218	991,208
	Ergo Previdenza SpA	63,596	410,599
* #	Fin.Part SpA	809,627	143,325
#	Gefran SpA	95,997	622,698
* #	Gemina SpA	2,038,934	6,994,042
*	Giacomelli SpA	168,000	36,049
*	Giovanni Crespi SpA	302,100	323,893
	Gruppo Ceramiche Ricchetti SpA	324,663	689,527
	I Grandi Viaggi SpA	214,867	429,265
*	Immobiliare Lombardia SpA	5,326,572	1,279,896
#	Immsi SpA	211,292	651,940
*	Impregilo SpA	317,000	1,357,397
	Industria Romagnola Conduttori Elettrici SpA	149,024	526,334
*	Intek SpA	691,950	543,197
	Italmobiliare SpA	29,780	2,286,481
	La Doria SpA	124,000	372,385
	Lavorwash SpA	43,000	145,514
	Linificio e Canapificio Nazionale SpA	110,874	434,319
	Maffei SpA	171,201	428,641
#	Manifattura Lane Gaetano Marzotto & Figli SpA	596,289	2,577,544
* #	Meliorbanca SpA	527,654	2,235,600
	Milano Assicurazioni SpA	225,000	1,720,423
	Monrif SpA	183,000	279,120
*	Montefibre SpA	851,924	337,192
*	NGP SpA	42,059	17,548
*	Olidata SpA	262,292	314,609
*	Opengate Group SpA	22,800	51,913
* #	Pagnossin SpA	79,000	81,940
*	Partecipazioni Italiane SpA	198,125	67,076
	Permasteelisa SpA	35,707	645,457
#	Pininfarina SpA	21,039	779,765
	Premafin Finanziaria SpA Holding di Partecipazioni	2,313,039	6,776,701
	Premuda SpA	875,765	1,788,933

39

*	Ratti SpA	243,906	157,846
*	Reno de Medici SpA	1,535,691	1,383,806
*	Richard-Ginori 1735 SpA	134,357	78,808
	Risanamento Napoli SpA	1,381,281	7,796,582
	SAES Getters SpA	31,000	849,513
	Sirti SpA	139,803	377,811
	SISA (Societa Imballaggi Speciali Asti SpA)	113,283	350,833
*	SNIA SpA	1,188,493	114,261
* #	Societa Partecipazioni Finanziarie SpA	581,463	522,503
	Sogefi SpA	101,876	664,356
	Sol SpA	102,000	575,745
*	STA Metallurgica Italiana SpA	1,622,949	809,833
#	Stefanel SpA	272,131	1,254,265
	Targetti Sankey SpA	100,000	571,359
#	Trevi-Finanziaria Industriale SpA	322,240	1,969,773
*	Valentino Fashion Group SpA	179,000	4,793,204
*	Vemer Siber Group SpA	51,584	22,781
	Vianini Industria SpA	163,800	634,744
	Vianini Lavori SpA	244,720	2,640,107
*	Zucchi (Vincenzo) SpA	122,989	417,925
TOTAL COMMON STOCKS			110,364,518

RIGHTS/WARRANTS — (0.0%)
*	Roncadin SpA Warrants 10/15/07	63,180	11,147

TOTAL — ITALY			110,375,665

SINGAPORE — (1.5%)
COMMON STOCKS — (1.5%)
*	Acma, Ltd.	3,856,500	95,075
	Allgreen Properties, Ltd.	5,592,000	4,695,292
	Amtek Engineering, Ltd.	1,690,000	592,251
	Apollo Enterprises, Ltd.	240,000	107,791
*	ASA Group Holdings, Ltd.	857,000	66,025
	Ascott Group, Ltd.	7,610,038	4,524,673
*	Asia Food and Properties, Ltd.	1,820,000	524,165
	Auric Pacific Group, Ltd.	57,000	40,046
	Beyonics Technology, Ltd.	3,212,500	816,224
	Bonvests Holdings, Ltd.	675,400	381,888
*	Causeway Investment, Ltd.	539,000	59,669
*	Chemical Industries (Far East), Ltd.	40,000	16,025
	China Merchants Holdings Pacific, Ltd.	469,000	239,890
	Chuan Hup Holdings, Ltd.	4,347,000	1,016,515
	CIH, Ltd.	360,868	527,123
*	CK Tang, Ltd.	983,000	296,893
*	Cougar Logistics Corp.	538,250	112,792
	Courts Singapore, Ltd.	760,000	297,179
#	Creative Technology Co., Ltd.	460,250	3,580,937
*	Eagle Brand Holdings, Ltd.	5,722,000	195,015
	Eastern Asia Technology, Ltd.	1,205,000	81,327
*	Econ International, Ltd.	1,412,000	8,703
	ECS Holdings, Ltd.	1,636,000	356,144

40

	Eng Wah Organisation, Ltd.	481,000	85,678
	Engro Corp., Ltd.	77,000	45,389
*	Excel Machine Tools, Ltd.	473,000	4,373
*	Federal International (2000), Ltd.	251,000	94,000
*	Firstlink Investments Corp., Ltd.	923,000	36,577
	G & W Group Holdings, Ltd.	244,039	26,470
	GB Holdings, Ltd.	231,000	130,970
	GK Goh Holdings, Ltd.	632,000	354,104
	GP Batteries International, Ltd.	395,000	430,826
	Guocoland, Ltd.	3,092,000	3,895,694
	Hiap Moh Corp., Ltd.	10,125	2,059
	Ho Bee Investment, Ltd.	1,277,000	637,390
	Hong Fok Corp., Ltd.	1,924,000	476,509
	Hong Leong Asia, Ltd.	105,000	116,226
	Hotel Grand Central, Ltd.	725,123	276,685
	Hotel Plaza, Ltd.	942,000	673,488
#	Hotel Properties, Ltd.	2,333,000	2,309,678
	Hour Glass, Ltd.	349,000	163,030
	Hwa Hong Corp., Ltd.	3,329,000	1,237,245
	International Factors (Singapore), Ltd.	22,000	10,404
*	Interra Resources, Ltd.	27,836	4,273
*	Intraco, Ltd.	316,000	81,873
	IPC Corp., Ltd.	812,000	111,335
	Isetan (Singapore), Ltd.	152,000	460,884
*	K1 Ventures, Ltd.	7,899,000	1,788,241
	Keppel Land, Ltd.	349,000	944,871
	Kian Ann Engineering, Ltd.	861,000	92,979
*	Koh Brothers, Ltd.	1,445,000	93,006
*	LC Development, Ltd.	2,179,800	158,708
	Lee Kim Tah Holdings, Ltd.	2,313,000	469,433
*	Leong Hin Holdings, Ltd.	645,000	202,246
	Low Keng Huat Singapore, Ltd.	368,000	211,577
	Lum Chang Holdings, Ltd.	1,211,000	171,112
	Magnecomp International, Ltd.	526,000	469,963
	Marco Polo Developments, Ltd.	6,459,000	5,634,645
#	MCL Land, Ltd.	1,863,000	2,005,434
	Metro Holdings, Ltd.	2,980,800	1,646,270
	Natsteel, Ltd.	679,000	642,578
#	Norelco Centreline Holdings, Ltd.	2,168,000	503,984
*	Orchard Parade Holdings, Ltd.	1,293,625	528,407
	Pan-United Corp., Ltd.	1,101,000	425,066
	Pan-United Marine, Ltd.	550,500	222,211
*	Penguin Boat International, Ltd.	642,000	47,319
	Pertama Holdings, Ltd.	105,000	23,272
	PSC Corp., Ltd.	7,126,000	416,888
	QAF, Ltd.	1,460,000	485,486
	Raffles Holdings, Ltd.	9,898,000	4,617,448
	San Teh, Ltd.	579,000	120,463
	Singapore Land, Ltd.	1,507,000	5,625,716
	Singapore Reinsurance Corp., Ltd	1,551,000	314,627
	Singapore Shipping Corp., Ltd.	2,153,000	615,353
	Singapura Finance, Ltd.	84,000	90,347
	SNP Corp., Ltd.	389,500	272,574
*	SP Corp., Ltd.	55,000	2,400

41

	Stamford Land Corp., Ltd.	4,308,000	808,358
	Straits Trading Co., Ltd.	2,884,200	5,431,909
*	Sunright, Ltd.	196,000	32,498
	Superior Metal Printing, Ltd.	552,000	61,109
	TT International, Ltd.	1,391,000	114,791
*	Tuan Sing Holdings, Ltd.	4,197,000	281,432
*	Ultro Technologies, Ltd.	693,000	23,355
	United Engineers, Ltd.	1,038,666	1,240,875
	United Industrial Corp., Ltd.	7,075,000	5,277,803
	United Overseas Land, Ltd.	3,262,000	5,361,555
	United Pulp & Paper Co., Ltd.	391,000	108,890
	WBL Corp., Ltd.	377,500	1,462,044
#	Wing Tai Holdings, Ltd.	3,320,333	3,047,911
	Xpress Holdings, Ltd.	370,000	19,338

TOTAL — SINGAPORE			82,411,294

NORWAY — (1.4%)
COMMON STOCKS — (1.4%)
	Aker Yards ASA	48,248	2,851,826
	Bonheur ASA	52,425	5,304,357
*	Dale of Norway Holding ASA	18,200	4,585
	DOF ASA	340,400	2,062,464
	EDB Elektronisk Data Behandling ASA	1,800	14,142
	Farstad Shipping ASA	133,600	1,845,612
* #	Fjord Seafood ASA	7,115,246	7,090,187
*	Fred Olsen Energy ASA	237,460	8,508,383
	Ganger Rolf ASA	96,900	9,282,557
	Gresvig ASA	13,300	88,576
	Home Invest ASA	7,066	0
*	Independent Oil Tools ASA	137,172	58,951
	Kongsberg Gruppen ASA	76,800	1,529,758
*	Kverneland ASA	39,457	438,398
	Leroy Seafood Group ASA	6,000	81,718
* #	Merkantildata ASA	1,286,200	638,252
* #	Nera ASA	933,111	2,016,364
* #	Ocean Rig ASA	1,177,849	15,186,044
	Odfjell ASA Series A	230,696	4,128,266
*	Otrum ASA	5,600	19,878
* #	Petrolia Drilling ASA	858,760	450,023
*	SAS AB	38,000	510,547
*	Scana Industrier ASA	33,500	23,114
*	Sinvest ASA	6,003	92,131
* #	Software Innovation ASA	118,462	437,866
#	Solstad Offshore ASA	237,060	3,373,297
*	Sparebanken Midt-Norge	446,920	5,393,776
*	Tandberg Data ASA	288,700	374,418
*	Telecomputing ASA	9,000	22,140
*	TTS Marine ASA	126,700	610,217
*	Tybring-Gjed ASA	163,020	192,907
	Veidekke ASA	7,000	250,424
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	245,200	8,213,781

TOTAL — NORWAY			81,094,959

42

GREECE — (1.4%)
COMMON STOCKS — (1.4%)
*	A. Cambas Holding & Real Estate S.A.	80,660	214,593
	A. Kalpinis - N. Simos Steel Service Center	49,238	187,909
*	Aegek S.A.	498,054	1,003,477
*	Agrotiki Insurance S.A.	44,150	294,388
	Alco Hellas ABEE S.A.	145,300	294,676
	Allatini Industrial & Commercial Co. S.A.	58,400	105,443
*	Alte Technological Co. S.A.	299,816	28,554
*	Altec Information & Communication Systems S.A.	348,200	961,034
	Alumil Milonas S.A.	88,060	357,920
*	Aluminum of Attica S.A.	337,348	76,409
	Anek Lines S.A.	258,359	514,822
	Arcadia Metal Industry C. Rokas S.A.	84,011	1,418,350
*	Aspis Bank S.A.	155,920	849,101
*	Aspis Pronia General Insurance S.A.	194,160	292,535
*	Astir Palace Vouliagmenis S.A.	11,930	113,363
	Athens Medical Center S.A.	418,340	1,574,555
	Athens Water Supply & Sewage Co. S.A.	58,200	580,764
	Atlantic Super Market S.A.	129,593	378,659
	Attica Holdings S.A.	549,814	2,902,357
	Atti-Kat S.A.	488,008	518,837
	Bank of Greece	55,317	7,514,242
*	Bitros Holdings S.A.	82,020	217,371
	Blue Star Maritime S.A.	567,544	1,585,090
	Chipita S.A.	162,730	769,179
	Delta Holdings S.A.	64,300	1,002,795
	Edrasi Psalllidas Technical Co. S.A.	117,012	167,000
	Egnatia Bank S.A.	457,070	3,265,137
	El. D. Mouzakis S.A.	123,900	116,993
	Elgeka S.A.	18,970	68,140
*	Empedos S.A.	56,700	5,407
	Ergas S.A.	104,948	36,079
	ETEM S.A. Light Metals Industry	120,028	311,935
*	Ethniki General Insurance Co. S.A.	92,210	805,300
*	Etma Rayon S.A.	39,176	81,241
*	Euro Reliance General Insurance Co. S.A.	16,470	38,100
	Euromedica S.A.	109,200	735,941
*	European Technical S.A.	98,150	26,911
*	Fanco S.A.	44,900	14,751
*	Forthnet S.A.	61,700	704,254
	Fourlis S.A.	155,000	2,009,673
	Frigoglass S.A.	176,140	2,245,641
	G.Polyhronos S.A.	27,800	36,809
	General Commercial & Industry SA	96,240	98,545
*	Geniki Bank	174,018	2,565,178
	Halkor S.A.	132,600	516,796
	Hatziioannou S.A.	97,400	112,996
	Hellas Can Packaging Manufacturers S.A.	64,287	560,890
*	Hellenic Cables S.A.	122,938	332,044
	Hellenic Fabrics S.A.	55,000	208,859

43

	Hellenic Sugar Industry S.A.	55,180	290,554
	Hellenic Technodomiki S.A.	760,160	6,561,230
	Hermes Real Estate S.A.	115,846	956,097
	Inform P. Lykos S.A.	32,320	196,027
	Intracom Constructions S.A.	129,640	184,881
	Intracom S.A.	924,846	6,771,382
*	J Boutaris & Son Holding S.A.	105,600	94,978
	J&P-Avax S.A.	94,430	560,379
*	Karatzis S.A.	58,710	125,745
	Kathimerini S.A.	73,740	571,532
	Katselis Sons S.A.	21,000	97,366
*	Keranis Holdings SA	53,625	19,127
	Kordellou Brothers S.A.	17,200	29,016
	Lambrakis Press S.A.	256,229	1,177,264
	Lavipharm S.A.	160,616	215,228
*	Loulis Mills S.A.	77,428	292,140
	Mailis (M.J.) S.A.	86,950	369,263
*	Maritime Company of Lesvos S.A.	492,000	734,761
*	Maxim S.A.	61,360	19,406
*	Mesochoritis Bros. Construction Co. S.A.	89,900	58,342
	Michaniki S.A.	426,778	1,308,158
	Minoan Lines S.A.	381,397	1,607,288
	Mochlos S.A.	679,690	257,889
	Mytilineos Holdings S.A.	128,870	3,924,915
	N. Levederis S.A.	24,700	33,921
	N.B.G. Real Estate Development Co.	210,650	1,412,018
*	Naoussa Spinning Mills S.A.	286,650	81,081
*	Nexans Hellas S.A.	25,070	71,399
	Nikas S.A.	35,183	234,899
	Notos Com.Holdings S.A.	11,808	50,900
	Pantechniki S.A.	201,405	706,314
*	Parnassos Enterprises S.A.	93,550	93,452
*	Pegasus Publishing & Printing S.A.	217,030	597,350
*	Petzetakis S.A.	126,213	323,654
*	Pilias S.A.	42,632	25,562
	Piraeus Leasing S.A.	23,551	180,261
*	Prodeftiki Technical Co.	164,900	54,509
*	Sanyo Hellas S.A.	422,236	699,713
	Sarantis S.A.	154,900	1,605,059
	Sato S.A.	93,160	160,105
*	Selected Textile Industry Assoc. S.A.	171,500	172,629
	Sfakianakis S.A.	38,370	264,318
*	Sheet Steel S.A.	77,100	34,953
*	Shelman Hellenic-Swiss Wood S.A.	155,548	363,791
	Silver and Baryte Ores Mining Co. S.A.	88,550	1,178,782
	Spyroy Agricultural House S.A.	103,200	180,986
*	Stabilton S.A.	221,900	21,162
	Technical Olympic S.A.	708,540	4,555,854
*	Technodomi M.Travlos Br. Com. & Constr. Co. S.A.	23,730	5,941
	Teletypos S.A. Mega Channel	24,180	170,721
	Terna Tourist Technical & Maritime S.A.	33,100	411,809
*	Themeliodomi S.A.	140,360	61,721
	Thrace Plastics Co. S.A.	210,660	450,938
*	Varvaressos S.A. European Spinning Mills	36,350	22,358

44

*	Veterin S.A.	62,096	109,169
	Vioter S.A.	227,695	386,193
*	Vis Container Manufacturing Co.	12,511	41,526
*	Zampa S.A.	1,750	21,099

TOTAL — GREECE			80,028,158

CANADA — (1.4%)
COMMON STOCKS — (1.4%)
	Agricore United	73,600	550,486
*	Airboss of America Corp.	3,000	10,823
*	Algoma Steel, Inc.	526,420	13,942,753
*	Andres Wines, Ltd.	2,100	49,892
*	ATS Automation Tooling System, Inc.	340,300	5,419,886
*	Axcan Pharma, Inc.	107,300	1,302,008
*	Ballard Power Systems, Inc.	371,300	2,270,698
*	Bennett Environmental, Inc.	39,200	163,499
*	Boralex, Inc. Class A	60,400	488,961
*	Brampton Brick, Ltd. Series A Subordinated	4,800	47,728
	Caldwell Partners International, Inc.	6,900	11,840
*	Canam Group, Inc. Class A Subordinate Voting	169,700	1,296,138
*	Cascades, Inc.	67,700	628,479
*	Catalyst Paper Corp.	589,300	1,716,383
	Chum, Ltd. Class B Non-Voting	6,600	179,744
*	Clarke, Inc.	9,300	171,851
*	Claude Resources, Inc.	59,600	63,457
	Cogeco Cable, Inc. Subordinate Voting	139,200	3,383,082
	Corus Entertainments, Inc. Class B Non-Voting	69,400	2,189,265
*	Dalsa Corp.	20,300	223,283
	Danier Leather, Inc. Subordinated Voting	1,500	11,615
*	Datamirror Corp.	2,200	19,746
*	Dorel Industries, Inc. Class B Subordinate Voting	30,200	894,480
*	Dundee Corp. Class A Subordinate Voting	84,300	2,418,215
*	Dynetek Industries, Ltd.	27,700	52,648
*	Emergis, Inc.	91,200	406,867
*	Envoy Communications Group, Inc.	15,600	23,061
*	Exco Technologies, Ltd.	7,300	27,300
*	Forzani Group, Ltd. Class A	234,900	3,102,511
*	Golden Star Resources, Ltd.	467,900	1,403,968
*	Great Basin Gold, Ltd.	85,200	155,189
*	Hart Stores, Inc.	3,500	13,797
*	Heroux-Devtek, Inc.	28,700	104,804
*	Hummingbird, Ltd.	37,300	847,451
*	Husky Injection Molding Systems, Ltd.	238,700	1,037,598
*	International Forest Products, Ltd. Series A	101,600	607,928
*	Intertape Polymer Group, Inc.	100,800	834,641
	Kingsway Financial Services, Inc.	115,000	2,350,697
	Laurentian Bank of Canada	271,000	8,446,320
	Linamar Corp.	77,100	898,918
*	Lionore Mining International, Ltd.	178,500	910,995
*	Magellan Aerospace Corp.	131,300	360,470
*	Martinrea International, Inc.	99,300	610,768
*	Morguard Corp.	3,400	96,814

45

*	MTI Global, Inc.	53,100	97,654
*	Open Text Corp.	79,900	1,403,321
	Pacific Northern Gas, Ltd.	14,500	234,128
*	Paladin Labs, Inc.	22,100	126,208
*	Point North Energy, Ltd.	17,300	23,900
*	Pulse Data, Inc.	156,100	398,337
*	Richmont Mines, Inc.	14,300	51,087
*	Rockwater Capital Corp.	43,700	248,022
*	Royal Group Technologies, Ltd.	94,300	934,329
*	Saskatchewan Wheat Pool	846,100	6,246,451
	Sico, Inc.	17,900	217,361
*	Sierra Wireless, Inc.	9,700	115,227
*	Sino-Forest Corp.	1,358,100	7,457,032
*	Sleeman Breweries, Ltd.	23,200	242,115
	St Lawrence Cement Group, Inc. Class A Subordinate Voting	24,200	676,097
*	Stratos Global Corp.	177,300	1,538,280
*	Teknion Corp.	7,700	35,571
	Viceroy Homes, Ltd. Class A Sub-Voting	5,900	27,879

TOTAL — CANADA			79,820,056

BELGIUM — (1.2%)
COMMON STOCKS — (1.2%)
	Ackermans & Van Haaren SA	7,990	492,549
	Associated Weavers International	20,791	180,884
	Banque Nationale de Belgique	1,183	4,515,070
	Bekaert SA	85,819	8,814,809
	CFE (Compagnie Francois d’Entreprises)	3,812	3,634,497
#	Cofinimmo SA	85,231	13,511,222
	Compagnie Maritime Belge SA	201,730	6,534,823
	D’Ieteren SA	33,543	10,069,617
#	Exmar NV	29,600	3,388,098
	Floridienne NV	1,900	172,357
*	Immobel (Cie Immobiliere de Belgique SA)	33,202	1,606,483
*	Integrated Production & Test Engineering NV	28,600	211,202
*	Ion Beam Application SA	194,169	2,059,048
	Ipso-Ilg SA	40,991	372,666
	Nord-Sumatra Investissements SA	421	337,784
*	Papeteries Catala SA	450	54,234
	Quick Restaurants SA	38,332	1,097,868
*	Quick Restaurants VVPR	27,380	653
	Recticel SA	140,925	1,276,983
	Rosier SA	200	30,712
	Sapec SA	8,276	932,330
*	Spector Photo Group SA	11,701	22,703
*	Systemat Datarelay SA	70,325	524,229
#	Tessenderlo Chemie NV	235,667	8,305,857
	Warehouses De Pauw SCA	37,195	1,952,102
*	Zenitel	21,764	92,111

TOTAL — BELGIUM			70,190,891

46

SPAIN — (1.1%)
COMMON STOCKS — (1.1%)
* #	Amper SA	101,200	979,061
*	Avanzit SA	76,700	238,512
*	Baron de Ley SA	5,914	315,253
	CAF (Construcciones y Auxiliar de Ferrocarriles SA)	11,875	1,391,287
#	Campofrio Alimentacion SA	23,650	407,156
	Cementos Portland SA	30,532	2,874,267
* #	Dogi International Fabrics SA	21,900	110,943
	Duro Felguera SA	65,433	1,825,230
* #	Ercros SA	1,605,154	1,605,968
*	Espanola del Zinc SA	53,703	117,795
#	Funespana SA	77,456	849,348
#	Grupo Empresarial Ence SA	122,580	4,237,268
	Hullas del Coto Cortes SA	7,000	89,983
#	Iberpapel Gestion SA	69,862	1,516,647
	Inbesos SA	26,897	413,808
	Inmobiliaria Urbis SA	288,600	6,176,121
*	Inmobiopres Holding SA	37,386	42,339
	Lingotes Especiales SA	5,342	57,184
* #	LSB (La Seda de Barcelona SA) Series B	441,569	1,278,283
* #	Mecalux SA	101,989	3,039,472
*	Nicolas Correa SA	37,386	229,969
	Obrascon Huarte Lain SA	560,306	11,421,699
	Pescanova SA	95,925	3,573,214
* #	Service Point Solutions SA	107,966	425,350
	Tavex Algodonera SA	185,503	680,316
*	Tecnocom Telecomunicaciones y Energia SA	41,893	374,391
	Tubacex SA	1,140,716	5,994,858
	Tubos Reunidos SA	30,900	429,533
	Unipapel SA	79,007	1,827,850
#	Uralita SA	672,840	3,407,872
	Vidrala SA, Alava	10,880	241,985
#	Viscofan Industria Navarra de Envolturas Celulosicas SA	382,359	5,171,736
TOTAL COMMON STOCKS			61,344,698

RIGHTS/WARRANTS — (0.0%)
*	Service Point Solutions SA Bonus Rights 02/20/06	107,966	11,583

TOTAL — SPAIN			61,356,281

DENMARK — (0.8%)
COMMON STOCKS — (0.8%)
*	Almindelig Brand A.S.	105,255	5,397,434
	Amagerbanken A.S.	4,226	1,195,332
	Ambu International A.S. Series B	12,160	221,586
#	Amtssparekassen Fyn A.S.	4,181	996,025
*	Andersen & Martini Series B	3,500	34,175
	Arkil Holdings A.S. Series B	680	114,052
	Bording (F.E.) A.S. Series B	475	26,926
*	Brodrene Hartmann A.S. Series B	13,560	358,626
*	Brondbyernes I.F. Fodbold A.S. Series B	22,200	306,555

47

	Codan A.S.	52,500	3,454,144
	Dalhoff, Larsen & Hornemann A.S. Series B	3,663	666,715
#	Dampskibsselskabet Torm A.S.	73,140	3,556,643
*	Danionics A.S. Series A	12,586	21,654
*	Denka Holding A.S.	400	117,306
	DFDS A.S., Copenhagen	44,745	2,824,844
	DiskontoBanken A.S.	1,401	429,670
	Djursland Bank A.S.	2,365	217,248
#	EBH Bank A.S.	2,851	726,476
#	FLSmidth & Co. A.S.	105,986	3,323,530
#	Forstaedernes Bank A.S.	6,931	880,403
*	Glostrup Plade Vaerksted Industri A.S.	2,600	106,240
	Glunz & Jensen A.S.	1,300	17,128
#	H&H International A.S. Series B	500	104,652
	Harboes Bryggeri A.S.	4,600	169,060
	Hedegaard (Peder P.) A.S.	1,406	141,536
	Hojgaard Holding A.S. Series B	7,075	329,204
	HVB Bank A.S.	3,110	206,251
*	ITH Industri Invest A.S.	2,700	85,242
	Lan & Spar Bank A.S.	5,706	331,731
	Lokalbanken I Nordsjaelland A.S.	3,450	239,809
*	Migatronic A.S. Series B	1,294	56,820
	Mons Bank A.S.	424	92,723
	Morso Bank	240	52,743
	NKT Holding A.S.	57,585	2,913,664
	Nordjyske Bank A.S.	1,203	296,105
	Norresundby Bank A.S.	439	227,989
*	NTR Holdings A.S.	6,050	103,021
	Per Aarsleff A.S. Series B	10,740	792,583
* #	Pharmexa A.S.	42,400	164,563
#	Ringkjobing Bank A.S.	3,440	417,925
	Rockwool A.S.	26,020	2,651,292
*	RTX Telecom A.S.	11,600	228,659
	Salling Bank A.S.	500	64,258
	Sanistal A.S. Series B	6,370	792,621
*	Scanbox Danmark A.S. Series B	3,400	1,048
	Scandinavian Brake Systems A.S.	510	130,367
	Schouw & Co. A.S.	73,585	3,312,496
*	SDC Dandisc A.S.	4,000	39,040
	Skaelskor Bank	3,600	158,154
	SKAKO Industries A.S.	10,250	451,207
	Skjern Bank A.S.	1,530	172,973
*	Spaencom A.S.	300	14,618
#	Spar Nord Bank A.S.	11,919	2,017,910
	Sparbank Vest A.S.	11,870	815,364
	Sparekassen Faaborg A.S.	1,634	833,734
#	Sydbank A.S.	16,750	492,267
* #	TK Development A.S.	77,240	666,520
*	Torsana A.S. Series B	200	4,026
	Totalbanken A.S.	600	153,358
	Treka A.S.	26,230	691,714
	Vestfyns Bank A.S.	500	82,182
	Vestjysk Bank A.S.	23,830	1,077,550

TOTAL — DENMARK			46,569,691

48

AUSTRIA — (0.8%)
COMMON STOCKS — (0.8%)
	Agrana Beteiligungs AG	36,797	3,421,755
	Allgemeine Sparkasse Baugesellschaft AG	120	18,597
* #	Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft AG	273,399	2,734,113
	Boehler-Uddeholm AG	83,224	15,612,921
*	CA Immobilien Anlagen AG	402,134	10,189,936
*	Demeter Vermoegensverwaltung	105,381	0
*	Eybl International AG	16,503	348,360
	Flughafen Wien AG	86,865	7,005,736
	Frauenthal Holding AG	1,308	397,349
*	General Partners Inmobilienbesitz AG	5,900	10,831
	Lenzing AG	2,010	443,447
	Linz Textil Holding AG	200	34,521
	Oberbank AG	7,928	817,524
*	RHI AG	31,752	905,745
	Rosenbauer International AG	1,462	111,151
*	Wolford AG	17,079	421,550

TOTAL — AUSTRIA			42,473,536

IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
	Abbey P.L.C.	320,332	3,972,551
*	Ardagh P.L.C.	77,019	358,074
*	Datalex P.L.C.	433,039	423,478
	Donegal Creameries P.L.C.	28,204	144,580
*	Dragon Oil P.L.C.	2,523,854	9,680,594
	Fyffes P.L.C.	1,302,200	3,256,325
	Greencore Group P.L.C.	1,845,747	7,565,120
	IFG Group P.L.C.	368,564	825,951
*	Iona Technologies P.L.C.	146,143	512,533
	Irish Intercontental Group P.L.C.	321,133	4,399,973
	McInerney Holdings P.L.C.	1,810	27,087
*	Oakhill Group P.L.C.	69,119	9,888
	Qualceram Shires P.L.C.	30,338	44,122
	Readymix P.L.C.	848,473	2,276,399
*	Waterford Wedgwood P.L.C.	15,197,771	960,210

TOTAL — IRELAND			34,456,885

NEW ZEALAND — (0.4%)
COMMON STOCKS — (0.4%)
	AFFCO Holdings, Ltd.	4,822,896	1,179,812
	CDL Hotels New Zealand, Ltd.	3,112,559	1,275,209
	CDL Investments New Zealand, Ltd.	886,094	240,453
	Colonial Motor Co., Ltd.	207,470	408,026
*	Evergreen Forests, Ltd.	129,780	20,695

49

#	Fisher & Paykel Apppliances Holdings, Ltd.	131,412	340,400
* #	Fletcher Challenge Forests, Ltd.	352,153	728,382
	New Zealand Refining Co., Ltd.	109,000	442,327
	Northland Port Corp. (New Zealand), Ltd.	24,300	44,921
*	Pan Pacific Petroleum NL	561,118	46,825
	Pyne Gould Guinness, Ltd.	560,908	706,611
	Richina Pacific, Ltd.	929,648	307,644
*	Rubicon, Ltd.	2,457,292	1,466,814
	Sanford, Ltd.	835,302	2,235,738
*	Sky Network Television, Ltd.	795,553	3,331,504
	South Port New Zealand, Ltd.	71,088	63,644
*	Tasman Farms, Ltd.	228,576	0
	Taylors Group, Ltd.	42,000	48,479
	Tourism Holdings, Ltd.	1,086,029	1,142,422
*	Tower, Ltd.	3,763,297	5,324,464
*	Trans Tasman Properties, Ltd.	4,330,588	1,290,353
TOTAL COMMON STOCKS			20,644,723

RIGHTS/WARRANTS — (0.0%)
*	Pan Pacific Petroleum NL Options 2007	187,039	6,193

TOTAL — NEW ZEALAND			20,650,916

PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	2,306,331	4,180,430
	Finibanco Holdings SGPS SA	129,334	363,801
* #	Gescartao SGPS SA	133,792	2,152,442
*	Investimentos Participacoes e Gestao SA Inapa	440,502	1,707,125
	Mota-Engil SGPS SA	31,300	149,650
*	Papelaria Fernandes-Industria e Comercia SA	2,000	5,245
*	Sociedade Construcoes Soares da Costa SA	294,047	683,450
*	Sonae Industria SGPS SA	18,110	159,443
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	59,147	114,860
*	Tertir Terminais de Portugal SA	80,798	451,868

TOTAL — PORTUGAL			9,968,314

MALAYSIA — (0.0%)

PREFERRED STOCKS — (0.0%)
*	Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares 12/20/09	28,880	3,519

COMMON STOCKS — (0.0%)
*	Promet Berhad	201,000	0
*	Rekapacific Berhad	130,000	0
TOTAL COMMON STOCKS			0

TOTAL — MALAYSIA			3,519

50

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (12.7%)

Repurchase Agreement, Deutsche Bank Securities 4.52%, 03/01/06 (Collateralized by $463,761,454 U.S. STRIPS, rates ranging from 0% to 6.875%, maturities ranging from 11/15/17 to 08/15/25; U.S. TIPS 3.375%, 01/15/12; U.S. Treasury Bond 7.50%, 11/15/16; & U.S. Treasury Notes 3.375%, 12/15/08 & 4.25%, 11/15/14, valued at $487,222,916) to be repurchased at $477,729,499	$477,670	477,669,525

Repurchase Agreement, Mizuho Securities USA 4.53%, 03/01/06 (Collateralized by $342,095,674 U.S. STRIPS, maturities ranging from 08/15/06 to 11/15/25, valued at $214,200,000) to be repurchased at $210,026,425	210,000	210,000,000

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $33,218,000 FHLMC Notes 4.00%, 09/22/09, valued at $32,761,253) to be repurchased at $32,280,945	32,277	32,277,000
TOTAL TEMPORARY CASH INVESTMENTS		719,946,525

TOTAL INVESTMENTS - (100.0%) (Cost $4,234,011,803)##		$5,654,071,708

51

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

EMERGING MARKETS PORTFOLIO

February 28, 2006

(Unaudited)

Value †
Investments in Affiliated Investment Companies (100.0%):
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$2,166,713,453

Total Investments in Affiliated Investment Companies (Cost $1,247,656,218)##	$2,166,713,453

EMERGING MARKETS VALUE PORTFOLIO

February 28, 2006

(Unaudited)

	Shares	Value †

Investments in Affiliated Investment Companies (100.0%):
Investment in Dimensional Emerging Markets Value Fund Inc.	65,868,735	$2,582,713,099

Total Investments in Affiliated Investment Companies (Cost $1,616,360,304)##		$2,582,713,099

EMERGING MARKETS SMALL CAP PORTFOLIO

February 28, 2006

(Unaudited)

Value †
Investments in Affiliated Investment Companies (100.0%):
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$628,233,314

Total Investments in Affiliated Investment Companies (Cost $453,353,029)##	$628,233,314

1

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value ††
UNITED STATES — (13.7%)
COMMON STOCKS — (8.6%)
*	Alvarion, Ltd. ADR	2,700	$25,218
	America Movil S.A. de C.V. ADR	153,675	5,337,133
	AngloGold Ashanti, Ltd. Sponsored ADR	34,247	1,743,857
*	AudioCodes, Ltd. ADR	8,275	94,997
*	Banco de Chile Series F ADR	1,416	62,106
	Banco Santander Chile Sponsored ADR	6,781	322,030
	Cemex S.A. de C.V. ADR	75,146	4,641,017
	Coca-Cola Femsa S.A. de C.V. ADR	16,660	509,463
	Compania Cervecerias Unidas SA ADR	6,474	176,093
*	Controladora Comercial Mexicana S.A. de C.V. ADR	1,000	36,300
	Distribucion y Servicio D.Y.S. SA ADR	18,865	387,676
	Embotelladora Andina SA Series B ADR	2,000	29,600
	Empresa Nacional de Electricidad SA ADR	31,600	998,560
*	Enersis SA ADR	82,112	1,007,514
	Fomento Economico Mexicano S.A. de C.V. ADR	35,880	3,121,201
*	Gruma S.A. de C.V. ADR	2,100	27,090
	Grupo Televisa S.A. de C.V. ADR	22,355	1,753,973
	Industrias Bachoco S.A. de C.V. ADR	2,500	42,550
*	Kookmin Bank Sponsored ADR	13,040	987,780
*	Koor Industries, Ltd. ADR	8,030	75,000
*	Lipman Electronic Engineering, Ltd. ADR	6,508	159,641
*	NICE Systems, Ltd. ADR	2,300	119,738
	Partner Communications Co., Ltd. ADR	5,986	45,194
	Philippine Long Distance Telephone Co. ADR	3,600	124,200
	POSCO Sponsored ADR	19,940	1,165,294
	PT Indosat Tbk ADR	7,770	218,337
	PT Telekomunikasi Indonesia Tbk ADR	31,212	813,072
*	Sappi, Ltd. ADR	1,100	14,201
	Shinhan Financial Group Co., Ltd. ADR	3,810	299,695
	Sociedad Quimica y Minera de Chile SA ADR	2,100	256,620
	Telecomunicaciones de Chile SA Sponsored ADR	56,838	488,807
	Telefonos de Mexico S.A. de C.V. ADR	132,625	2,969,474
	Teva Pharmaceutical Industries, Ltd. ADR	108,292	4,547,181
*	Turkcell Iletisim Hizmetleri A.S. ADR	8,000	143,920
*	TV Azteca S.A. de C.V. ADR	5,000	43,500
*	Vale do Rio Doce Companhia ADR	18,100	840,383
TOTAL COMMON STOCKS			33,628,415

PREFERRED STOCKS — (5.1%)
	Ambev Cia de Bebidas das Americas ADR	20,200	857,288
	Aracruz Celulose SA ADR	16,900	830,635

1

	Banco Bradesco SA ADR	69,800	2,893,908
	Banco Itau Holding Financeira SA ADR	76,000	2,483,680
	Brasil Telecom Participacoes SA ADR	14,161	562,900
	Brasil Telecom SA ADR	16,544	249,483
	Braskem SA Special Preferred A Sponsored ADR	11,500	197,225
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	13,634	579,445
	Companhia Energetica de Minas Gerais SA ADR	25,778	1,339,425
*	Companhia Paranaense de Energia-Copel ADR	8,100	88,695
	Companhia Siderurgica Nacional SA ADR	62,800	1,850,716
	Contax Participacoes SA ADR	46,700	65,170
*	Embratel Participacoes SA ADR	12,781	163,085
	Empresa Brasileira de Aeronautica SA ADR	29,925	1,189,519
	Gerdau SA ADR	83,700	1,909,197
	Perdigao SA ADR	800	55,440
	Tele Norte Leste Participacoes SA ADR	46,700	865,351
*	Telemig Celular Participacoes SA ADR	1,563	88,278
	Telesp Celular Participacoes SA ADR	69,300	343,035
	Telesp Participacoes SA ADR	23,000	540,730
	Tim Participacoes SA ADR	17,100	639,540
	Vale do Rio Doce Companhia ADR	38,800	1,579,160
	Votorantim Celulose e Papel SA ADR	26,100	385,236
TOTAL PREFERRED STOCKS			19,757,141

TOTAL — UNITED STATES			53,385,556

SOUTH KOREA — (11.8%)
COMMON STOCKS — (11.8%)
*	Aekyung Petrochemical Co., Ltd.	1,700	30,414
	Amorepacific Corp.	520	181,366
	Asia Cement Manufacturing Co., Ltd.	1,740	69,789
*	Bing Grae Co., Ltd.	2,440	114,044
*	Boo Kook Securities Co., Ltd.	1,910	29,084
*	Boryung Pharmaceutical Co., Ltd.	650	25,368
	Bu Kwang Pharmaceutical Co., Ltd.	2,290	41,213
*	Byuck San Engineering and Construction Co., Ltd.	10,240	69,725
*	Capro Corp.	7,870	30,265
	Cheil Communications, Inc.	570	123,351
	Cheil Industrial, Inc.	10,170	391,393
*	Chong Kun Dang Pharmaceutical Corp.	1,891	75,041
	Choongwae Pharmaceutical Corp.	844	27,495
*	CJ CGV Co., Ltd.	6,000	158,823
	CJ Corp.	4,120	516,839
*	Crown Confectionery Co., Ltd.	190	30,638
	Dacom Corp.	11,740	157,882
*	Dae Sang Corp.	4,380	66,793
	Dae Won Kang Up Co., Ltd.	2,560	47,043
*	Daeduck Electronics Co., Ltd.	6,170	53,208
*	Daeduck Industries Co., Ltd.	3,500	39,986
	Daegu Bank Co., Ltd.	27,110	419,729
	Daehan City Gas Co., Ltd.	1,160	27,618
	Daehan Flour Mills Co., Ltd.	520	80,142
	Daekyo Co., Ltd.	1,000	74,921
	Daelim Industrial Co., Ltd.	5,720	382,291

2

*	Daesung Industrial Co., Ltd.	1,500	78,497
	Daewoo Engineering & Construction Co., Ltd.	27,950	361,156
	Daewoo International Corp.	9,320	354,099
*	Daewoo Motor Sales Corp.	3,710	80,653
*	Daewoo Precision Industries Co., Ltd.	3,680	99,084
*	Daewoo Securities Co., Ltd.	13,820	240,212
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	12,070	324,674
	Daewoong Co., Ltd.	1,280	26,859
	Daewoong Pharmaceutical Co., Ltd.	710	32,172
	Daishin Securities Co., Ltd.	10,170	230,160
*	Daou Technology, Inc.	12,880	71,848
	DC Chemical Co., Ltd.	2,120	74,639
	Dong Ah Tire Industrial Co., Ltd.	5,410	30,488
	Dong Bu Insurance Co., Ltd.	10,860	210,093
	Dong-A Pharmaceutical Co., Ltd.	1,285	90,606
	Dongbu Corp.	3,080	52,205
*	Dongbu Hannong Chemical Co., Ltd.	3,760	60,794
*	Dongbu Steel Co., Ltd.	9,340	80,152
*	Dongbuanam Semiconductor, Inc.	23,525	60,498
	Dongkuk Steel Mill Co., Ltd.	9,350	181,412
	Dongsu Industrial Co., Ltd.	1,020	23,870
*	Dongwon F&B Co., Ltd.	630	38,820
	Dongwon Financial Holding Co., Ltd.	9,130	349,768
	Dongyang Mechatronics Corp.	5,020	23,326
*	Doosan Heavy Industries & Construction Co., Ltd.	3,880	134,483
*	Doosan Industrial Development Co., Ltd.	7,950	76,224
*	Doosan Infracore Co., Ltd.	13,790	231,613
*	Ducsung Co., Ltd.	5,510	29,826
*	Eastel Systems Corp.	16,720	36,197
*	First Fire & Marine Insurance Co., Ltd.	4,920	23,173
*	Firstech Co., Ltd.	19,570	31,954
	FNC Kolon Corp.	2,500	30,562
	Fursys, Inc.	1,480	49,122
	GIIR, Inc.	1,830	28,181
	Green Cross Corp.	490	33,088
*	Green Fire Marine Insurance Co., Ltd.	3,560	30,741
	GS Engineering & Construction Corp.	6,210	337,235
	GS Holdings Corp.	24,000	641,947
	Gwangju Shinsegae Co., Ltd.	520	80,330
*	Halla Climate Control Corp.	11,560	108,952
	Halla Engineering & Construction Corp.	1,940	51,669
	Han Kuk Carbon Co., Ltd.	6,400	24,455
*	Han Wha Corp.	9,590	295,827
	Hana Financial Group, Inc.	10,847	463,612
	Hana Securities Co., Ltd.	4,040	73,765
	Handok Pharmaceuticals Co., Ltd.	2,270	32,308
	Handsome Corp.	9,740	185,498
	Hanil Cement Manufacturing Co., Ltd.	670	52,571
	Hanjin Heavy Industry Co., Ltd.	8,960	224,327
	Hanjin Shipping Co., Ltd.	12,160	284,644
	Hanjin Transportation Co., Ltd.	1,150	32,778
	Hankook Tire Manufacturing Co., Ltd.	24,640	312,235
	Hankuk Electric Glass Co., Ltd.	1,890	63,293
*	Hankuk Glass Industries, Inc.	930	36,097

3

	Hankuk Paper Manufacturing Co., Ltd.	730	26,032
	Hanmi Pharm Co., Ltd.	450	62,603
	Hansol Paper Co., Ltd.	8,020	110,676
	Hanssem Co., Ltd.	5,440	36,784
*	Hanwha Chemical Corp.	12,850	175,696
	Hanwha Securities Co., Ltd.	6,500	72,153
*	Hite Brewery Co., Ltd.	860	123,800
*	Honam Petrochemical Corp.	3,540	207,818
	Hotel Shilla, Ltd.	6,760	87,155
	Hwa Sung Industrial Co.	4,820	53,951
*	Hynix Semiconductor, Inc.	23,790	802,504
*	Hyosung T & C Co., Ltd.	3,310	50,385
	Hyundai Cement Co., Ltd.	2,340	82,142
*	Hyundai Corp.	4,310	113,434
	Hyundai Department Store Co., Ltd.	1,800	192,350
	Hyundai Department Store H & S Co., Ltd.	1,110	82,297
	Hyundai Development Co.	11,970	543,231
	Hyundai Elevator Co., Ltd.	790	60,545
	Hyundai Heavy Industries Co., Ltd.	8,620	681,608
	Hyundai Hysco	15,080	195,775
	Hyundai Marine & Fire Insurance Co., Ltd.	7,470	101,338
	Hyundai Merchant Marine Co., Ltd.	11,730	179,682
	Hyundai Mipo Dockyard Co., Ltd.	1,810	144,194
	Hyundai Mobis	3,050	256,434
	Hyundai Motor Co., Ltd.	19,550	1,661,547
*	Hyundai Securities Co., Ltd.	27,460	432,059
	Il Dong Pharmaceutical Co., Ltd.	1,580	69,198
	INI Steel Co., Ltd.	13,300	389,185
*	Innotz Co., Ltd.	7,140	28,644
*	Jahwa Electronics Co., Ltd.	8,280	55,402
	Jeil Pharmaceutical Co.	380	29,379
	Jeonbuk Bank, Ltd.	4,024	34,840
*	Kangwon Land, Inc.	10,320	204,544
	KCC Corp.	1,360	270,905
	Kia Motors Corp.	32,430	696,226
*	Kolon Industries, Inc.	2,480	28,858
	Kookmin Bank	10,020	759,488
*	Korea Automotive Systems Co., Ltd.	130	2,982
*	Korea Circuit Co.	3,970	27,843
	Korea Development Co., Ltd.	3,680	103,251
	Korea Electric Power Corp.	18,160	774,923
	Korea Electric Terminal Co., Ltd.	1,810	32,206
*	Korea Exchange Bank	8,020	114,785
	Korea Gas Corp.	4,800	151,160
	Korea Iron & Steel Co., Ltd.	1,760	62,296
	Korea Iron & Steel Works Co., Ltd.	1,320	34,377
	Korea Kolmar Co., Ltd.	6,410	31,091
*	Korea Komho Petrochemical Co., Ltd.	2,620	80,243
	Korea Line Corp.	1,700	35,746
*	Korea Petrochemical Industry Co., Ltd.	1,720	39,624
	Korea Polyol Co., Ltd.	890	38,127
	Korea Reinsurance Co., Ltd.	9,980	109,008
	Korea Zinc Co., Ltd.	1,870	129,980
	Korean Air Co., Ltd.	7,450	245,579

4

*	KP Chemical Corp.	17,680	94,837
	KT Corp.	12,240	484,868
	KT Freetel, Ltd.	17,000	452,262
	KT&G Corp.	10,030	594,585
*	KTB Network, Ltd.	9,920	58,718
	Kukdong City Gas Co., Ltd.	1,120	27,953
	Kumho Electronics Co., Ltd.	847	56,888
*	Kumho Industrial Co., Ltd.	8,880	202,011
*	Kumho Investment Bank	3,100	30,526
	Kwang Dong Pharmaceutical Co., Ltd.	18,500	69,697
	Kyeryong Construction Industrial Co., Ltd.	2,420	80,092
	Kyobo Securities Co., Ltd.	4,420	51,710
*	Kyungbang Co., Ltd.	350	45,536
	LG Cable, Ltd.	6,540	220,039
	LG Caltex Gas Co., Ltd.	1,700	60,584
*	LG Card Co., Ltd.	6,870	341,309
	LG Chemical Investment, Ltd.	10,590	367,878
	LG Chemical, Ltd.	9,930	498,243
	LG Electronics, Inc.	8,980	737,405
	LG Household & Healthcare Co., Ltd.	1,210	77,829
	LG Industrial Systems, Ltd.	4,680	147,349
	LG Insurance Co., Ltd.	6,110	92,554
	LG International Corp.	10,040	235,570
*	LG Life Sciences, Ltd.	2,700	136,072
	LG Petrochemical Co., Ltd.	5,980	136,075
*	LG Phillips LCD Co., Ltd.	6,000	268,657
*	Lotte Chilsung Beverage Co., Ltd.	140	160,235
*	Lotte Confectionary Co., Ltd.	170	208,764
*	Lotte Sam Kang Co., Ltd.	260	56,753
	Meritz Fire Marine Insurance	2,800	13,751
*	Meritz Securities Co., Ltd.	5,860	43,896
*	Midopa Co., Ltd.	7,780	175,837
*	Namyang Dairy Products Co., Ltd.	220	140,377
*	NCsoft Corp.	1,650	110,300
	Nong Shim Co., Ltd.	750	220,963
	Nong Shim Holdings Co., Ltd.	350	31,117
	ORION Corp.	580	164,727
	Ottogi Corp.	1,220	156,586
*	Pantech & Curitel Communications, Inc.	29,550	51,528
*	Pantech Co., Ltd.	6,950	49,846
	Pohang Coated Steel Co., Ltd.	600	11,842
	Poong Lim Industrial Co., Ltd.	3,990	34,917
	Poong San Corp.	3,160	68,056
	POSCO	3,300	777,728
*	Pulmuone Co., Ltd.	840	34,255
	Pusan Bank	28,180	372,053
	Pusan City Gas Co., Ltd.	1,380	30,225
*	RNL Bio Co., Ltd.	9,550	21,274
	S1 Corp.	2,840	118,211
*	Saehan Industries, Inc.	6,830	27,543
*	Sam Jin Pharmaceutical Co., Ltd.	580	36,488
*	Sambu Construction Co., Ltd.	1,260	29,075
	Samchully Co., Ltd.	1,200	151,307
*	Samho International Co., Ltd.	1,950	31,189

5

	Samlip Industrial Co., Ltd.	3,300	26,672
	Samsung Corp.	30,350	777,605
*	Samsung Electro-Mechanics Co., Ltd.	12,970	533,383
	Samsung Electronics Co., Ltd.	6,300	4,416,766
	Samsung Engineering Co., Ltd.	3,550	104,688
	Samsung Fine Chemicals Co., Ltd.	3,060	98,895
	Samsung Fire and Marine Insurance, Ltd.	5,370	683,745
	Samsung Heavy Industries Co., Ltd.	37,680	646,386
	Samsung SDI Co., Ltd.	7,764	686,028
	Samsung Securities Co., Ltd.	7,700	452,075
	Samsung Techwin Co., Ltd.	8,460	231,501
*	Samwhan Corp.	1,720	30,148
	Samyang Corp.	2,240	123,520
	Samyang Genex Co., Ltd.	1,020	75,458
	Samyoung Corp.	850	22,286
	Samyoung Electronics Co., Ltd.	3,140	30,066
*	Seah Holdings Corp.	530	29,078
*	Seah Steel Corp.	910	22,712
*	Sejong Securities Co., Ltd.	4,000	83,514
	Seoul City Gas Co., Ltd.	630	39,555
	Seoul Securities Co., Ltd.	34,850	56,322
*	Serim Paper Manufacturing Co., Ltd.	950	38,140
*	Seshin Co., Ltd.	9,780	35,670
*	Shin Won Corp.	1,350	35,234
	Shin Young Securities Co., Ltd.	1,250	39,660
	Shinhan Financial Group Co., Ltd.	20,720	809,494
	Shinmoorim Paper Manufacturing Co., Ltd.	2,970	31,092
	Shinsegae Co., Ltd.	850	402,823
	Shinsung Engineering Co., Ltd.	6,720	24,828
	Sindo Ricoh Co., Ltd.	1,780	81,044
	SK Chemicals Co., Ltd.	6,360	184,764
	SK Corp., Ltd.	19,090	1,176,289
	SK Gas Co., Ltd.	920	30,556
*	SK Networks Co., Ltd.	15,170	217,426
	SK Telecom Co., Ltd.	2,870	596,407
	SKC Co., Ltd.	10,040	171,125
	S-Oil Corp.	2,720	195,656
*	Ssang Bang Wool Co., Ltd.	5,000	26,528
*	Ssangyong Cement Industry Co., Ltd.	16,227	257,202
*	Ssangyong Corp.	6,950	38,333
*	Ssangyong Motor Co.	12,620	86,757
*	STX Corp.	3,420	41,628
*	STX Engine Co., Ltd.	3,000	46,997
*	STX Shipbuilding Co., Ltd.	3,100	55,355
	Suheung Capsule Co., Ltd.	1,250	23,552
	Sung Shin Cement Co., Ltd.	2,710	46,394
*	Sunkyong Securities Co., Ltd.	71,320	104,937
	Tae Kwang Industrial Co., Ltd.	160	102,915
	Tae Young Corp.	2,600	182,983
	Taegu Department Store Co., Ltd.	1,910	34,171
	Tai Han Electric Wire Co., Ltd.	3,480	68,644
*	Telcoware Co., Ltd.	2,000	33,425
*	Tong Yang Investment Bank	10,270	101,946
*	Tong Yang Major Corp.	5,440	33,268

6

	Tongil Heavy Industries Co., Ltd.	21,130	30,151
	Union Steel Manufacturing Co., Ltd.	2,780	80,939
	Woongjin Coway Co., Ltd.	5,580	154,883
	Woongjin.Com Co., Ltd.	2,130	26,442
	Woori Investment & Securities Co., Ltd.	13,794	326,252
	Youlchon Chemical Co., Ltd.	8,320	88,688
	Youngone Corp.	6,980	30,371
	Youngpoong Corp.	260	47,178
	Yuhan Corp.	1,392	247,263
	Yuhwa Securities Co., Ltd.	1,830	29,416
*	Yungjin Pharm Co., Ltd.	13,000	49,258
TOTAL COMMON STOCKS			46,127,913

RIGHTS/WARRANTS — (0.0%)
*	Dongbuanam Semiconductor, Inc. Rights 03/08/06	18,820	9,885

TOTAL — SOUTH KOREA			46,137,798

SOUTH AFRICA — (11.7%)
COMMON STOCKS — (11.7%)
	ABSA Group, Ltd.	11,548	214,506
	Adcorp Holdings, Ltd.	11,257	42,741
	Advtech, Ltd.	128,389	47,932
	Aeci, Ltd.	49,351	427,575
	Afgri, Ltd.	65,248	67,593
	African Oxygen, Ltd.	35,532	167,117
*	African Rainbow Minerals, Ltd.	35,578	247,323
	Alexander Forbes, Ltd.	111,722	283,050
	Allied Electronics Corp., Ltd.	33,124	136,434
	Allied Technologies, Ltd.	26,597	221,485
	Amalgamated Appliance Holdings, Ltd.	95,258	87,955
	Anglo American Platinum Corp., Ltd.	6,105	484,572
	Argent Industrial, Ltd.	20,301	45,131
	Aspen Pharmacare Holdings, Ltd.	35,992	232,942
*	AST Group, Ltd.	345,273	35,707
	Astral Foods, Ltd.	15,065	214,805
	Aveng, Ltd.	169,152	652,795
	AVI, Ltd.	131,554	356,496
	Barloworld, Ltd.	82,018	1,581,828
*	Bell Equipment, Ltd.	23,800	38,531
	Bidvest Group, Ltd.	55,567	934,449
	Brandcorp Holdings, Ltd.	23,752	36,227
	Bytes Technology Group, Ltd.	65,882	127,896
	Capitec Bank Holdings, Ltd.	18,671	93,824
	Cashbuild, Ltd.	10,970	95,456
	Caxton & CTP Publishers & Printers, Ltd.	122,501	269,184
	Ceramic Industries, Ltd.	9,393	220,879
	City Lodge Hotels, Ltd.	8,936	74,563
*	Datatec, Ltd.	50,548	179,898
	Delta Electrical Industries, Ltd.	9,226	55,273
*	Dimension Data Holdings PLC	337,671	280,915
*	Discovery Holdings, Ltd.	117,987	470,053

7

	Distell Group, Ltd.	49,403	304,325
	Distribution & Warehousing Network, Ltd.	66,542	102,268
	Dorbyl, Ltd.	16,666	33,996
*	Durban Roodeport Deep, Ltd.	44,461	61,961
	Edgars Consolidated Stores, Ltd.	78,199	426,380
	Ellerine Holdings, Ltd.	47,281	650,894
	Famous Brands, Ltd.	24,871	49,919
	FirstRand, Ltd.	557,023	1,679,223
	Foschini, Ltd.	50,325	464,899
*	Frontrange, Ltd. Escrow Shares	40,400	0
	Gold Fields, Ltd.	43,089	948,608
	Gold Reef Casino Resorts, Ltd.	50,402	122,432
	Grindrod, Ltd.	132,515	294,521
	Group Five, Ltd.	28,414	124,008
*	Harmony Gold Mining Co., Ltd.	104,669	1,445,502
	Highveld Steel & Vanadilum Corp., Ltd.	10,726	156,735
	Hudaco Industries, Ltd.	8,831	71,457
	Iliad Africa, Ltd.	33,810	68,501
	Illovo Sugar, Ltd.	122,998	290,994
	Impala Platinum Holdings, Ltd.	11,728	1,991,292
	Imperial Holdings, Ltd.	44,093	1,103,097
	Investec, Ltd.	12,071	604,133
	JD Group, Ltd.	50,767	754,303
	Johnic Communications, Ltd.	41,803	411,532
	Liberty Group, Ltd.	38,753	529,583
	Massmart Holdings, Ltd.	34,838	342,229
	Medi-Clinic Corp., Ltd.	101,828	330,194
	Metair Investment, Ltd.	2,436	104,749
*	Metorex, Ltd.	78,170	115,672
	Metropolitan Holdings, Ltd.	196,993	425,000
	Mittal Steel South Africa, Ltd.	76,022	748,917
	Mr. Price Group, Ltd.	81,127	278,769
	MTN Group, Ltd.	118,169	1,143,774
*	Murray & Roberts Holdings, Ltd.	129,816	478,468
	Mvelaphanda Group, Ltd.	130,930	204,179
	Nampak, Ltd.	136,994	365,257
	Naspers, Ltd. Series N	36,735	726,616
	Nedbank Group, Ltd.	62,924	1,214,562
	Network Healthcare Holdings, Ltd.	328,459	427,489
	New Clicks Holdings, Ltd.	114,279	196,663
	Northam Platinum, Ltd.	82,136	336,726
	Nu-World Holdings, Ltd.	5,222	29,608
	Oceana Group, Ltd.	69,758	166,684
	Old Mutual PLC	839,740	2,639,036
	Omnia Holdings, Ltd.	5,787	40,977
	Peregrine Holdings, Ltd.	139,894	176,657
	Pick’n Pay Stores, Ltd.	37,978	186,550
	Pretoria Portland Cement Co., Ltd.	2,390	147,028
	Primedia, Ltd. N Shares	39,829	116,330
	PSG Group, Ltd.	75,576	276,189
	Rainbow Chicken, Ltd.	111,009	172,346
	Reunert, Ltd.	34,220	352,282
*	Sanlam, Ltd.	675,998	1,749,955
	Santam, Ltd.	34,282	508,186

8

	Sappi, Ltd.	100,545	1,278,423
	Shoprite Holdings, Ltd.	104,931	340,707
	Spur Corp., Ltd.	29,037	43,296
	Standard Bank Group, Ltd.	234,495	2,993,746
	Steinhoff International Holdings, Ltd.	264,886	866,957
*	Sun International, Ltd.	22,926	346,079
	Super Group, Ltd.	69,974	141,032
	Telkom SA, Ltd.	59,862	1,574,992
	Tiger Brands, Ltd.	28,397	703,915
	Tiger Wheels, Ltd.	10,064	36,725
	Tongaat-Hulett Group, Ltd.	23,292	347,581
	Tourism Investment Corp., Ltd.	395,790	105,090
	Trans Hex Group, Ltd.	20,767	41,536
	Trencor, Ltd.	24,692	94,212
	Truworths International, Ltd.	79,818	336,862
	UCS Group, Ltd.	85,503	26,862
	Value Group, Ltd.	95,008	48,209
*	Western Areas, Ltd.	28,092	172,506
	Wilson Bayly Holme-Ovcon, Ltd.	31,054	264,371
	Woolworths Holdings, Ltd.	210,825	537,292

TOTAL — SOUTH AFRICA			45,417,183

TAIWAN — (11.5%)
COMMON STOCKS — (11.5%)
*	A.G.V. Products Corp.	146,000	29,358
*	Ability Enterprise Co., Ltd.	43,000	39,521
*	Acbel Polytech, Inc.	115,000	52,774
*	Accton Technology Corp.	205,000	107,547
	Acer, Inc.	172,880	382,533
	Advanced Semiconductor Engineering, Inc.	402,663	330,580
	Advantech Co., Ltd.	33,000	89,929
	Altek Corp.	26,000	52,480
	Amtran Technology Co., Ltd.	111,000	69,319
*	Arima Computer Corp.	422,000	96,514
*	Arima Optoelectronics Corp.	38,000	28,689
	Asia Cement Corp.	331,480	218,609
	Asia Vital Components Co., Ltd.	115,000	54,902
*	Askey Computer Co., Ltd.	119,000	47,557
	Asustek Computer, Inc.	154,000	434,013
*	Aten International Co., Ltd.	12,000	29,277
	Au Optronics Corp.	583,650	932,510
	Audix Co., Ltd.	21,000	29,788
	Avermedia Technologies, Inc.	31,000	41,369
	Avision, Inc.	45,000	35,677
	Bank of Kaohsiung Co., Ltd.	72,000	34,213
	Basso Industry Corp., Ltd.	13,000	27,214
	Benq Corp.	496,850	487,432
	Bes Engineering Corp.	1,100,000	134,640
*	Carnival Industrial Corp.	120,000	17,118
	Catcher Co., Ltd.	23,690	185,473
	Cathay Financial Holdings Co., Ltd.	336,000	645,896
*	Cathay Real Estate Development Co., Ltd.	284,000	137,108

9

	Central Reinsurance Co., Ltd.	85,000	30,050
	Chang Hwa Commercial Bank	994,000	569,716
	Cheng Loong Corp.	154,000	48,023
	Cheng Shin Rubber Industry Co., Ltd.	127,910	94,114
	Cheng Uei Precision Industry Co., Ltd.	28,800	91,087
	Chi Mei Optoelectronic Corp.	420,930	636,616
*	Chia Hsin Cement Corp.	236,000	90,656
	Chicony Electronics Co., Ltd.	85,000	78,515
	China Airlines	326,565	145,612
	China Chemical & Pharmaceutical Co.	200,000	63,552
*	China Development Financial Holding Corp.	2,250,000	861,508
	China Electric Manufacturing Co., Ltd.	87,000	45,115
*	China General Plastics Corp.	141,000	35,894
*	China Hi-Ment Corp.	45,000	34,388
*	China Life Insurance Co., Ltd.	272,000	96,902
	China Man-Made Fiber Co., Ltd.	277,662	68,496
	China Metal Products Co., Ltd.	52,000	41,781
	China Motor Co., Ltd.	145,440	163,347
*	China Petrochemical Development Corp.	424,000	96,808
	China Steel Chemical Corp.	28,000	37,825
	China Steel Corp.	1,239,700	1,121,696
	China Synthetic Rubber Corp.	100,000	39,531
*	China United Trust & Investment Corp.	243,000	23,546
	Chinatrust Financial Holdings Co., Ltd.	979,896	821,911
	Chinese Maritime Transport, Ltd.	56,000	31,004
	Chin-Poon Industrial Co., Ltd.	64,000	39,247
	Chroma Ate, Inc.	58,000	55,898
	Chun Yuan Steel Industrial Co., Ltd.	202,000	93,262
	Chung Hsin Electric & Machinery Co., Ltd.	59,000	34,394
	Chung Hwa Pulp Corp.	432,000	160,364
	Chungwa Picture Tubes Co., Ltd.	1,470,604	381,900
	Clevo Co.	238,000	67,567
*	CMC Magnetics Corp.	673,000	212,956
	Collins Co., Ltd.	97,000	29,850
	Compal Communications, Inc.	29,000	149,753
	Compal Electronics, Inc.	328,228	305,304
*	Compeq Manufacturing Co., Ltd.	333,000	149,929
	Continental Engineering Corp.	214,240	90,292
*	Cosmos Bank Taiwan	530,000	229,153
	CTCI Corp.	187,860	90,197
*	Cybertan Technology, Inc.	70,000	85,980
*	Data Systems Consulting Co., Ltd.	79,000	57,283
	Delta Electronics Industrial Co., Ltd.	131,543	313,133
*	Depo Auto Parts Industrial Co., Ltd.	25,000	94,912
	Diamond Flower Electric Instrument Co., Ltd.	31,000	35,175
	D-Link Corp.	123,100	140,320
	E.Sun Financial Holding Co., Ltd.	564,760	378,417
	Edom Technology Co., Ltd.	46,000	25,886
	Elan Microelectronics Corp.	178,000	81,960
	Elite Semiconductor Memory Technology, Inc.	82,000	89,369
*	Elitegroup Computer Systems Co., Ltd.	134,000	84,977
*	Enlight Corp.	210,000	64,738
*	EnTie Commercial Bank	387,000	110,839
*	ET Internet Technology Corp.	142,669	40,268

10

	Eten Information Systems, Ltd.	116,000	74,108
	Eternal Chemical Co., Ltd.	86,900	103,842
	Eva Airways Corp.	335,245	133,195
	Evergreen International Storage & Transport Corp.	205,000	80,320
	Evergreen Marine Corp., Ltd.	282,000	182,566
	Everlight Electronics Co., Ltd.	45,000	102,166
	Far East Textile, Ltd.	561,760	413,462
	Far Eastern Department Stores, Ltd.	227,750	115,017
	Far Eastern International Bank	247,896	108,219
	Federal Corp.	99,000	42,048
	Feng Hsin Iron & Steel Co., Ltd.	104,700	87,132
	Feng Tay Enterprise Co., Ltd.	98,000	106,286
	First Financial Holding Co., Ltd.	761,450	586,810
	First Hotel	41,000	27,712
	Formosa Chemicals & Fiber Co., Ltd.	263,000	413,466
	Formosa International Hotels Corp.	16,000	32,430
	Formosa Plastics Corp.	406,380	643,058
	Formosa Taffeta Co., Ltd.	177,020	91,146
	Formosan Rubber Group, Inc.	84,000	33,723
	Foxconn Technology Co., Ltd.	41,800	202,567
	Fu Sheng Industrial Co., Ltd.	97,120	118,394
	Fubon Financial Holding Co., Ltd.	633,000	565,465
	Fuh-Hwa Financial Holding Co., Ltd.	313,292	118,374
*	G Shank Enterprise Co., Ltd.	39,000	27,771
	Giant Manufacture Co., Ltd.	60,000	112,195
*	Giga Storage Corp.	124,000	19,094
	Giga-Byte Technology Co., Ltd.	164,750	138,787
	Globe Union Industrial Corp.	38,000	30,538
	Gold Circuit Electronics, Ltd.	291,000	167,408
*	Goldsun Development & Construction Co., Ltd.	294,840	75,959
*	Grand Pacific Petrochemical Corp.	121,000	27,814
	Great China Metal Industry Co., Ltd.	74,000	30,682
	Great Taipei Gas Co., Ltd.	78,000	29,377
	Great Wall Enterprise Co., Ltd.	236,000	77,600
	Greatek Co., Ltd.	108,000	123,298
	Hey Song Corp.	108,000	29,601
	High Tech Computer Corp.	20,600	441,262
	Hon Hai Precision Industry Co., Ltd.	206,920	1,308,411
	Hong Tai Electric Industrial Co., Ltd.	99,000	34,310
	Hotai Motor Co., Ltd.	46,000	111,699
	Hsin Kuang Steel Co., Ltd.	46,000	24,176
	Hsinchu International Bank	320,200	174,365
	Hua Nan Financial Holding Co., Ltd.	637,040	449,632
	Hung Poo Construction Corp.	71,000	50,145
*	Hung Sheng Construction Co., Ltd.	84,000	53,234
	Ichia Technologies, Inc.	38,000	29,396
	Infortrend Technology, Inc.	19,000	25,257
	Inventec Corp.	365,480	222,804
	Johnson Health Tech Co., Ltd.	9,000	43,393
	Kaulin Manufacturing Co., Ltd.	32,000	27,260
	Kendra Rubber Industrial Co., Ltd.	87,000	37,597
	King Yuan Electronics Co., Ltd.	207,627	174,899
*	Kingdom Construction Co., Ltd.	148,000	33,557
*	King’s Town Construction Co., Ltd.	40,000	44,262

11

	Kinpo Electronics, Inc.	374,000	143,421
*	Kinsus Interconnect Technology Corp.	26,000	78,020
	Knowledge-Yield-Excellence Systems Corp.	44,000	35,735
*	Kuoyang Construction Co., Ltd.	83,000	23,513
	Largan Precision Co., Ltd.	9,450	175,829
	Lee Chang Yung Chemical Industry Corp.	76,000	53,508
*	Leofoo Development Co., Ltd.	60,000	33,253
*	Li Peng Enterprise Co., Ltd.	155,000	25,662
	Li Shin International Enterprise Corp.	45,000	35,380
	Lien Hwa Industrial Corp.	139,000	50,680
	Lite-On Technology Corp.	320,580	432,033
	Long Bon Development Co., Ltd.	176,000	77,397
	Long Chen Paper Co., Ltd.	162,000	38,848
	Lucky Cement Corp.	134,000	29,040
*	Macronix International Co., Ltd.	1,905,000	246,477
*	Makalot Industrial Co., Ltd.	29,000	39,262
	Mayer Steel Pipe Corp.	100,000	50,973
	Media Tek, Inc.	44,200	452,396
	Mega Financial Holding Co., Ltd.	1,485,000	1,126,409
	Meiloon Co., Ltd.	73,000	48,806
	Mercuries & Associates, Ltd.	137,000	27,891
	Merida Industry Co., Ltd.	55,000	34,547
*	Microelectronics Technology, Inc.	234,000	65,576
	Micro-Star International Co., Ltd.	165,770	93,803
*	Min Aik Technology Co., Ltd.	18,000	28,543
	Mitac International Corp.	106,352	149,510
	Mitac Technology Corp.	78,000	57,106
*	Mustek Systems, Inc.	117,000	17,670
	Nan Ya Plastic Corp.	407,260	576,082
*	Nankang Rubber Tire Co., Ltd.	47,000	57,382
	Nanya Technology Co., Ltd.	578,179	341,740
	National Petroleum Co., Ltd.	67,000	48,914
	Nien Hsing Textile Co., Ltd.	168,000	108,666
	Nien Made Enterprise Co., Ltd.	76,000	96,502
	Optimax Technology Corp.	76,654	94,382
*	Opto Tech Corp.	66,000	21,537
	Oriental Union Chemical Corp.	111,100	71,675
*	Pan-International Industrial Corp.	66,000	89,838
	Phoenix Precision Technology Corp.	104,000	209,250
	Phoenixtec Power Co., Ltd.	110,000	106,414
	Pihsiang Machinery Mfg. Co., Ltd.	23,000	35,910
	Pou Chen Corp.	344,495	244,817
	Premier Image Technology Corp.	54,590	67,846
	President Chain Store Corp.	59,000	128,230
*	Prince Housing & Development Corp.	228,000	60,475
*	Prodisc Technology, Inc.	175,000	23,813
	Quanta Computer, Inc.	289,200	440,533
	Quanta Display, Inc.	905,922	302,964
	Radium Life Tech Corp.	66,000	26,556
	Realtek Semiconductor Corp.	190,000	208,335
*	Richtek Technology Corp.	7,000	38,332
*	Ritek Corp.	912,000	289,093
*	Ruentex Development Co., Ltd.	151,000	33,768
*	Ruentex Industries, Ltd.	266,000	91,209

12

*	Sampo Corp.	536,000	66,011
	San Fang Chemical Industry Co., Ltd.	42,000	22,736
	Sanyang Industrial Co., Ltd.	262,000	94,981
*	Senao International Co., Ltd.	61,000	28,408
	Sheng Yu Steel Co., Ltd.	116,000	89,855
	Shihlin Electric & Engineering Corp.	137,000	103,639
*	Shihlin Paper Corp.	69,000	47,701
	Shin Kong Financial Holding Co., Ltd.	378,684	327,341
	Shinkong Co., Ltd.	182,000	74,137
*	Shinkong Synthetic Fibers Co., Ltd.	450,000	78,210
	Shuttle, Inc.	59,000	19,908
*	Silicon Integrated Systems Corp.	225,000	115,776
	Siliconware Precision Industries Co., Ltd.	196,710	249,328
	Sincere Navigation Corp.	86,000	84,287
*	Sinkong Spinning Co., Ltd.	81,000	29,236
	SinoPac Holdings Co., Ltd.	522,000	276,142
	Sintek Photronics Corp.	448,167	130,670
	Sinyi Realty, Inc.	21,000	36,705
*	Solelytex Enterprise Corp.	60,000	80,710
*	SPI Electronic Co., Ltd.	25,000	30,240
	Spirox Corp.	24,000	21,949
	Springsoft, Inc.	35,000	50,509
	Standard Foods Taiwan, Ltd.	78,000	32,351
	Stark Technology, Inc.	66,000	27,095
	Sunplus Technology Co., Ltd.	121,886	147,081
	Sunrex Technology Corp.	36,000	39,425
	Synnex Technology International Corp.	121,500	150,345
*	Systex Corp., Ltd.	292,000	80,189
	Ta Chen Stainless Pipe Co., Ltd.	163,932	90,211
*	Ta Chong Bank, Ltd.	299,000	73,755
	Ta Ya Electric Wire & Cable Co., Ltd.	300,000	74,066
	Tah Hsin Industrial Corp.	82,000	28,244
	Ta-I Technology Co., Ltd.	37,000	26,223
*	Taichung Commercial Bank	309,000	63,571
	Tainan Business Bank	360,653	114,414
	Tainan Spinning Co., Ltd.	206,000	38,878
	Taishin Financial Holdings Co., Ltd.	980,385	595,628
	Taiwan Acceptance Corp.	56,000	46,520
*	Taiwan Business Bank	655,000	159,172
	Taiwan Cement Corp.	478,600	360,674
*	Taiwan Cooperative Bank	1,030,700	592,642
	Taiwan Fire & Marine Insurance Co., Ltd.	164,000	76,481
	Taiwan Fu Hsing Industrial Co., Ltd.	28,000	30,334
	Taiwan Glass Ind. Corp.	146,700	115,425
	Taiwan Green Point Enterprises Co., Ltd.	34,183	88,192
	Taiwan Hon Chuan Enterprise Co., Ltd.	53,000	33,891
	Taiwan Kai Yih Industrial Co., Ltd.	104,000	57,060
*	Taiwan Kolin Co., Ltd.	143,000	39,290
	Taiwan Life Insurance Co., Ltd	62,100	79,780
	Taiwan Mask Corp.	72,000	33,755
	Taiwan Navigation Co., Ltd.	80,000	43,860
*	Taiwan Paiho Co., Ltd.	62,000	40,942
	Taiwan Polypropylene Co., Ltd.	55,000	30,853
*	Taiwan Pulp & Paper Corp.	157,000	29,356

13

	Taiwan Secom Co., Ltd.	65,280	106,052
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,302,849	2,414,124
	Taiwan Sogo Shinkong Security Co., Ltd.	84,000	61,781
	Taiwan Styrene Monomer Corp.	92,220	41,758
*	Taiwan Tea Corp.	234,654	35,174
*	Taiyen Biotech Co., Ltd.	52,000	31,699
*	Tatung Co., Ltd.	647,000	159,209
*	Tay-Shan Enterprises Co., Ltd.	140,000	24,317
*	Teco Electric & Machinery Co., Ltd.	499,000	153,762
	Tecom, Ltd.	176,000	71,969
	Test-Rite International Co., Ltd.	140,741	97,144
	The Ambassador Hotel	65,000	53,374
*	The Chinese Bank	341,000	34,328
*	The Farmers Bank of China	112,000	28,077
	The First Insurance Co., Ltd.	69,000	24,052
	Thinking Electronic Industrial Co., Ltd.	34,000	23,881
	Thye Ming Industrial Co., Ltd.	84,000	61,136
	Ton Yi Industrial Corp.	398,000	77,338
	Tong Yang Industry Co., Ltd.	72,000	83,448
	Transcend Information, Inc.	36,994	68,175
	Tsann Kuen Enterprise Co., Ltd.	66,000	115,199
	TSRC Corp.	210,000	127,514
	Tung Ho Steel Enterprise Corp.	135,400	89,626
	TYC Brother Industrial Co., Ltd.	54,000	33,685
	Tycoons Group Enterprise Co., Ltd.	145,000	23,326
*	Tyntek Corp.	57,000	23,945
	U-Ming Marine Transport Corp.	96,200	96,831
*	Union Bank of Taiwan	435,000	114,060
*	Union Insurance Co., Ltd.	136,000	24,642
	Uni-President Enterprises Corp.	611,000	347,211
	Unitech Printed Circuit Board Corp.	178,000	71,101
	United Integration Service Co., Ltd.	56,000	41,657
	United Microelectronics Corp.	2,394,823	1,396,604
*	Unity Opto Technology Co., Ltd.	52,000	54,241
*	Universal Cement Corp.	232,000	71,657
	Universal Scientific Industrial Co., Ltd.	282,000	92,385
	UPC Technology Corp.	266,000	82,763
	USI Corp.	320,000	87,073
*	Ve Wong Corp.	72,000	24,787
*	Via Technologies, Inc.	288,000	165,891
	Walsin Lihwa Corp.	697,021	226,683
	Walsin Technology Corp., Ltd.	128,000	112,301
	Wan Hai Lines Co., Ltd.	166,584	102,348
	Waterland Financial Holdings	663,000	215,800
*	Wei Chuan Food Corp.	118,000	32,059
	Weltrend Semiconductor, Inc.	65,000	23,587
*	Winbond Electronics Corp.	965,000	293,972
	Wintek Corp.	74,041	104,131
*	Wistron Corp.	90,000	116,872
	Wus Printed Circuit Co., Ltd.	145,000	59,448
	Ya Hsin Industrial Co., Ltd.	137,261	126,237
*	Yageo Corp.	573,000	217,282
	Yang Ming Marine Transport Corp.	324,000	198,278
	Yieh Phui Enterprise Co., Ltd.	213,750	87,179

14

	Yosun Industrial Corp.	134,000	62,403
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	352,490	134,670
	Yulon Motor Co., Ltd.	220,305	226,323
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	28,000	32,760
	Yung Shin Pharmaceutical Industrial Co., Ltd.	58,000	52,701
	Yung Tay Engineering Co., Ltd.	170,000	95,508
	Zig Sheng Industrial Co., Ltd.	362,000	66,665
	Zinwell Corp.	53,000	51,846
*	Zippy Technology Corp.	38,000	24,221
	Zyxel Communication Corp.	52,080	82,558
TOTAL COMMON STOCKS			44,854,906

RIGHTS/WARRANTS — (0.0%)
*	EnTie Commercial Bank Rights 03/17/06	52,643	0

TOTAL — TAIWAN			44,854,906

INDIA — (11.1%)
COMMON STOCKS — (11.1%)
	Aarti Industries, Ltd.	19,188	32,490
	Aban Loyd Chiles Offshore, Ltd.	4,116	76,306
	Adani Exports, Ltd.	48,435	62,336
	Aftek Infosys, Ltd.	29,227	60,167
*	Agro Tech Foods, Ltd.	8,888	27,292
	Alembic, Ltd.	8,975	77,325
	Alfa Laval (India), Ltd.	3,088	69,607
	Alok Industries, Ltd.	42,597	71,950
	Alstom Projects India, Ltd.	12,551	92,684
	Amtek Auto, Ltd.	30,009	234,832
	Apollo Hospitals Enterprise, Ltd.	14,022	167,299
	Apollo Tyres, Ltd.	7,846	52,666
*	Aptech, Ltd.	23,684	65,225
	Arvind Mills, Ltd.	49,521	110,233
	Asahi India Glass, Ltd.	24,436	61,433
*	ASEA Brown Boveri, Ltd.	2,705	155,231
	Ashok Leyland, Ltd.	303,703	260,463
	Asian Hotels, Ltd.	5,399	68,482
	Asian Paints (India), Ltd.	8,789	132,133
*	Astra Microwave Products, Ltd.	40,476	172,662
	Aurobindo Pharmaceuticals, Ltd.	12,171	152,507
	Automotive Axles, Ltd.	2,927	38,947
	Avaya Globalconnect, Ltd.	7,138	72,357
	Aventis Pharma, Ltd.	3,458	141,658
*	Aztec Software & Technology Services, Ltd.	13,636	66,894
*	Bajaj Auto Finance, Ltd.	4,478	55,638
	Bajaj Auto, Ltd.	12,012	706,320
*	Bajaj Hindusthan, Ltd.	16,389	142,115
*	Balaji Telefilms, Ltd.	16,101	60,165
	Ballarpur Industries, Ltd.	49,239	140,940
	Balmer Lawrie & Co., Ltd.	3,958	51,323
	Balrampur Chini Mills, Ltd.	40,514	138,202
*	Bank of Rajasthan, Ltd.	26,956	29,594

15

	Bannari Amman Sugars, Ltd.	3,050	89,031
	BASF India, Ltd.	7,608	39,576
*	Bata India, Ltd.	12,789	55,979
	Berger Paints India, Ltd.	32,304	52,944
	Bharat Earth Movers, Ltd.	4,938	166,965
	Bharat Forge, Ltd.	10,808	101,225
*	Bharati Shipyard, Ltd.	6,996	59,568
	Biocon, Ltd.	11,031	119,505
	Birla Corp., Ltd.	17,639	102,558
	BOC India, Ltd.	18,710	63,946
	Bombay Dyeing & Manufacturing Co., Ltd.	8,536	71,881
	Bongaigaon Refinery & Petrochemicals, Ltd.	23,112	35,402
	Britannia Industries, Ltd.	2,840	97,021
	Cadila Healthcare, Ltd.	10,733	129,731
	Carborundum Universal, Ltd.	23,054	81,126
*	CCL Products (India), Ltd.	4,124	44,359
*	Ceat, Ltd.	18,802	28,830
*	Century Enka, Ltd.	7,789	31,776
	Century Textiles & Industries, Ltd.	19,495	149,209
	CESC, Ltd.	16,820	102,879
	Chambal Fertilizers & Chemicals, Ltd.	101,182	94,547
	Chennai Petroleum Corp., Ltd.	26,175	131,871
	Cipla, Ltd.	18,884	234,708
*	CMC, Ltd.	2,574	6,662
	Colgate-Palmolive (India), Ltd.	11,480	100,294
*	Coromandel Fertilisers, Ltd.	33,827	61,886
	Crompton Greaves, Ltd.	6,205	123,933
	Cummins India, Ltd.	32,765	165,797
	Dabur India, Ltd.	21,496	53,443
*	Deccan Chronicle Holdings, Ltd.	9,822	95,652
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	22,901	50,644
	Dhampur Sugar Mills, Ltd.	5,238	26,166
	Divi’s Laboratories, Ltd.	3,390	130,964
*	D-Link (India), Ltd.	10,966	29,425
	Dr. Reddy’s Laboratories, Ltd.	30,967	906,620
	E.I.D. - Parry (India), Ltd.	19,163	104,129
	EIH, Ltd.	10,542	156,759
*	Elder Pharmaceuticals, Ltd.	5,586	32,683
	Electrosteel Casings, Ltd.	2,353	18,746
*	Elgi Equipments, Ltd.	23,578	34,819
*	Esab India, Ltd.	3,758	38,773
*	Escorts, Ltd.	19,930	36,469
*	Essar Steel, Ltd.	83,864	73,726
	Essel Propack, Ltd.	6,387	49,254
*	Eveready Industries (India), Ltd.	16,226	43,703
*	Everest Industries, Ltd.	4,500	18,022
	Exide Industries, Ltd.	22,550	121,771
*	Fag Bearings (India), Ltd.	4,024	38,103
*	FCI OEN Connectors, Ltd.	2,727	24,177
	FDC, Ltd.	64,417	72,813
	Federal Bank, Ltd.	14,152	54,530
	Finolex Cables, Ltd.	11,452	87,313
	Finolex Industries, Ltd.	29,966	50,903
	Flextronics Software Systems, Ltd.	7,156	116,872

16

*	Gammon India, Ltd.	10,492	126,353
	Geodesic Information Systems, Ltd.	14,024	66,763
*	Geometric Software Solutions Co., Ltd.	15,937	37,393
	GHCL, Ltd.	30,009	87,740
*	Gillette India, Ltd.	4,120	87,544
	GlaxoSmithKline Consumer Healthcare, Ltd.	4,604	65,562
*	GlaxoSmithKline Pharmaceuticals, Ltd.	4,580	136,057
	Glenmark Pharmaceuticals, Ltd.	26,381	184,551
*	Godavari Fertilisers & Chemicals, Ltd.	14,439	26,508
*	Godfrey Phillips India, Ltd.	2,112	67,594
	Godrej Consumer Products, Ltd.	7,642	107,998
	Godrej Industries, Ltd.	18,540	172,782
*	Goetze (India), Ltd.	5,529	27,614
	Great Eastern Shipping Co., Ltd.	53,938	298,061
	Greaves Cotton, Ltd.	14,677	88,993
	GTL, Ltd.	36,393	92,062
	Gujarat Alkalies & Chemicals, Ltd.	29,420	99,967
	Gujarat Ambuja Cements, Ltd.	199,773	393,394
	Gujarat Fluorochemicals, Ltd.	9,226	83,467
*	Gujarat Gas Co., Ltd.	2,650	83,294
	Gujarat Narmada Valley Fertilizers Co., Ltd.	42,736	122,719
	Gujarat State Fertilizers & Chemicals, Ltd.	22,304	96,007
	H.E.G., Ltd.	10,666	40,310
	HCL Infosystems, Ltd.	12,716	50,183
	HCL Technologies, Ltd.	26,099	357,875
	HDFC Banking, Ltd.	74,876	1,229,701
	Hero Honda Motors, Ltd. Series B	16,347	326,458
	Hexaware Technologies, Ltd.	26,096	80,411
*	Himachal Futuristic Communications, Ltd.	193,932	100,069
	Himatsingka Seide, Ltd.	14,379	45,283
	Hinduja TMT, Ltd.	13,673	117,276
*	Hindustan Construction Co., Ltd.	36,572	123,663
	Hindustan Lever, Ltd.	139,020	758,265
*	Hindustan Motors, Ltd.	47,867	38,334
	Hindustan Oil Exploration Co., Ltd.	11,991	39,979
*	Hindustan Sanitaryware & Industries, Ltd.	12,171	34,323
*	Honeywell Automation India, Ltd.	2,155	74,285
*	Hotel Leelaventure, Ltd.	21,236	151,858
	ICI India, Ltd.	14,010	128,843
	I-Flex Solutions, Ltd.	4,254	101,416
*	Igate Global Solutions, Ltd.	7,446	42,234
*	India Cements, Ltd.	50,630	160,644
*	India Glycols, Ltd.	7,721	28,675
*	Indiabulls Financial Services, Ltd.	23,141	98,798
	Indian Hotels Co., Ltd.	14,985	418,067
	Indian Petrochemicals Corp., Ltd.	53,430	279,520
	Indian Rayon & Industries, Ltd.	4,898	81,713
	Indo Gulf Fertilisers, Ltd.	8,896	44,843
	Indo Rama Synthetics (India), Ltd.	59,548	100,457
	IndusInd Bank, Ltd.	42,947	48,582
	Industrial Development Bank of India, Ltd.	91,895	173,739
	Infosys Technologies, Ltd.	39,896	2,536,187
*	Infotech Enterprises, Ltd.	5,884	67,820
	Ingersoll-Rand (India), Ltd.	6,513	55,569

17

	IPCA Laboratories, Ltd.	9,634	73,063
*	Ispat Industries, Ltd. Post Reconstruction	145,697	57,423
	ITC, Ltd.	284,203	1,105,617
	IVRCL Infrastructures & Projects, Ltd.	4,665	108,622
	J.B. Chemicals & Pharmaceuticals, Ltd.	26,674	73,401
*	J.K. Industries, Ltd.	17,588	47,369
*	Jaiprakash Associates, Ltd.	29,360	294,048
	Jammu & Kashmir Bank, Ltd.	15,652	180,182
*	JBF Industries, Ltd.	19,181	30,187
	Jindal Saw, Ltd.	9,791	97,630
*	Jindal Stainless, Ltd.	37,500	80,498
	Jindal Steel & Power, Ltd.	9,601	329,559
*	JSW Steel, Ltd.	10,337	48,014
	Jubilant Organsys, Ltd.	4,288	106,135
	K.S.B. Pumps, Ltd.	4,173	38,568
*	KEC Infrastructures, Ltd.	12,355	10,567
*	KEC International, Ltd.	12,355	84,567
	Kesoram Industries, Ltd.	17,302	64,563
	Kirloskar Oil Engines, Ltd.	28,996	128,457
	KPIT Cummins Infosystems, Ltd.	4,893	36,772
	Lakshmi Machine Works, Ltd.	268	114,600
	Larsen & Toubro, Ltd.	13,427	725,671
	LIC Housing Finance, Ltd.	23,238	105,029
	Lupin, Ltd.	6,748	141,805
	Madras Cements, Ltd.	2,589	116,166
*	Maharashtra Scooters, Ltd.	2,000	15,952
	Maharashtra Seamless, Ltd.	6,040	79,027
	Mahavir Spinning Mills, Ltd.	15,231	121,942
	Mahindra & Mahindra, Ltd.	38,053	502,264
*	Mahindra Gesco Developers, Ltd.	6,822	55,019
	Mangalore Refinery & Petrochemicals, Ltd.	150,825	147,907
	Marico, Ltd.	11,197	100,623
	Maruti Udyog, Ltd.	30,010	555,673
	Mastek, Ltd.	4,889	71,754
	Matrix Laboratories, Ltd.	47,705	270,886
*	Max India, Ltd.	5,000	87,949
	McDowell & Co., Ltd.	5,804	77,351
*	Merck, Ltd.	6,714	85,565
	Micro Inks, Ltd.	1,512	15,772
	Monsanto India, Ltd.	2,665	114,614
	Moser Baer (India), Ltd.	26,592	132,526
	Motherson Sumi Systems, Ltd.	42,387	81,964
*	Motor Industries Co., Ltd.	3,058	204,015
*	Mphasis BFL, Ltd.	44,527	173,247
	MRF, Ltd.	901	63,013
*	Mukand, Ltd.	18,691	35,438
	Nagarjuna Construction Co., Ltd.	19,145	132,415
*	Nagarjuna Fertilizers & Chemicals, Ltd.	117,785	39,780
	Nahar Spinning Mills, Ltd.	6,331	31,368
*	Natco Pharma, Ltd.	10,444	32,528
*	National Organic Chemical Industries, Ltd.	103,994	60,678
	Navneet Publications (India), Ltd.	3,750	25,327
*	Nelco, Ltd.	8,380	28,284
	Nicholas Piramal India, Ltd.	12,682	67,906

18

*	NIIT Technologies, Ltd.	10,150	39,824
	Nirma, Ltd.	18,411	201,514
*	Omax Autos, Ltd.	8,735	27,539
	Orchid Chemicals & Pharmaceuticals, Ltd.	22,803	165,545
	Panacea Biotec, Ltd.	8,438	60,816
	Pantaloon Retail India, Ltd.	1,620	63,150
	Patni Computer Systems, Ltd.	27,971	292,867
*	Petronet LNG, Ltd.	182,990	245,802
*	Pfizer, Ltd.	5,994	135,963
	Pidilite Industries, Ltd.	63,547	133,801
	Polaris Software Lab, Ltd.	26,391	64,558
*	Prism Cements, Ltd.	103,554	58,325
	Proctor & Gamble Hygiene & Health Care, Ltd.	3,614	73,891
	PSL Holdings, Ltd.	7,228	43,303
*	PTC India, Ltd.	37,194	48,167
	Punjab Tractors, Ltd.	24,054	126,725
	Radico Khaitan, Ltd.	13,095	41,784
*	Rain Calcining, Ltd.	19,599	20,856
*	Rallis India, Ltd.	3,736	27,797
	Ranbaxy Laboratories, Ltd.	44,580	430,568
	Raymond, Ltd.	21,334	209,523
*	Reliance Capital Ventures, Ltd.	164,752	89,121
*	Reliance Communication Ventures, Ltd.	164,752	0
*	Reliance Energy Ventures, Ltd.	164,752	159,263
	Reliance Energy, Ltd.	13,523	188,138
*	Reliance Industries, Ltd.	164,752	3,166,895
*	Reliance Natural Resources, Ltd.	164,752	0
*	Rico Auto India, Ltd.	19,859	38,568
	Rolta India, Ltd.	19,375	96,081
	Ruchi Soya Industries, Ltd.	5,279	37,245
	Satyam Computer Services, Ltd.	59,920	1,039,948
	Sesa Goa, Ltd.	9,511	241,874
	Shree Cement, Ltd.	8,248	124,247
	Shriram Transport Finance Co., Ltd.	15,183	39,621
*	Shyam Telecom, Ltd.	12,891	28,941
	Siemens India, Ltd.	1,788	181,436
*	SKF India, Ltd.	20,166	127,745
*	Solectron Centum Electronics, Ltd.	5,559	30,622
*	Sona Koyo Steering Systems, Ltd.	17,879	31,145
*	Sonata Software, Ltd.	38,398	28,433
*	Srei Infrastructure Finance, Ltd.	20,263	28,413
	SRF, Ltd.	21,324	132,241
	Sterling Biotech, Ltd.	52,708	142,281
	Sterlite Industries (India), Ltd. Series A	13,363	397,639
*	Sterlite Optical Technologies, Ltd.	15,155	32,397
	Strides Arcolab, Ltd.	10,825	85,078
	Subex Systems, Ltd.	4,534	40,246
	Sun Pharmaceuticals Industries, Ltd.	9,909	173,327
	Sundaram-Clayton, Ltd.	3,604	72,269
	Sundram Fastners, Ltd.	24,948	86,722
	Tata Chemicals, Ltd.	35,060	187,837
	Tata Consultancy Services, Ltd.	13,045	497,882
	Tata Elxsi, Ltd.	15,986	69,463
*	Tata Investment Corp., Ltd.	8,415	79,252

19

	Tata Motors, Ltd.	74,394	1,361,923
	Tata Power Co., Ltd.	17,153	197,694
	Tata Steel, Ltd.	36,692	355,067
	Tata Tea, Ltd.	11,489	241,784
*	Tata Teleservices Maharashtra, Ltd.	130,389	72,940
*	Texmaco, Ltd.	2,401	33,182
*	The Karnataka Bank, Ltd.	68,111	162,604
*	The South India Bank, Ltd.	18,469	28,104
	Thermax, Ltd.	3,774	102,332
	Titan Industries, Ltd.	6,025	106,943
*	Torrent Pharmaceuticals, Ltd.	15,388	79,471
*	Torrent Power AEC, Ltd.	8,451	59,823
*	Trent, Ltd.	3,262	65,395
	Tube Investments of India, Ltd.	11,000	136,044
	TVS Motor Co., Ltd.	43,632	117,204
	Unichem Laboratories, Ltd.	11,679	77,508
	Unitech, Ltd.	1,973	75,161
*	United Phosphorus, Ltd.	38,014	232,198
*	Usha Martin, Ltd.	17,535	66,349
	UTI Bank, Ltd.	73,304	543,037
	Varun Shipping Co.	29,065	48,029
*	Vesuvius India, Ltd.	5,903	31,793
*	Videocon Industries, Ltd.	4,542	42,791
	Videsh Sanchar Nigam, Ltd.	35,652	292,808
	Visualsoft Technologies, Ltd.	7,727	34,007
	Voltas, Ltd.	5,598	103,710
*	Welspun India, Ltd.	16,850	39,081
*	Welspun-Gujarat Stahl Rohren, Ltd.	41,475	85,652
	Wipro, Ltd.	38,358	449,108
*	Wockhardt, Ltd.	9,704	111,751
	Wyeth, Ltd.	8,554	121,086
	Zee Telefilms, Ltd. Series B	125,802	498,490
*	Zensar Technologies, Ltd.	8,110	36,298
*	Zuari Industries, Ltd.	10,870	47,063
TOTAL COMMON STOCKS			43,197,385

RIGHTS/WARRANTS — (0.0%)
*	Titan Industries, Ltd. Rights 04/24/06	301	64

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	97,131	0

TOTAL — INDIA			43,197,449

BRAZIL — (6.4%)

PREFERRED STOCKS — (5.8%)
	Acesita SA	12,000	185,919
	Ambev Cia de Bebidas das Americas	2,210,000	937,702
	Aracruz Celulose SA Series B	90,000	445,020
	Banci Itau Holding Financeira SA	12,900	417,344

20

	Banco Bradesco SA	8,800	363,023
	Braskem SA Preferred A	58,000	498,196
	Caemi Meneracao e Metalurgia SA	680,000	1,172,027
	Celular CRT Participacoes SA Series A	3,000	104,544
	Centrais Electricas de Santa Catarina SA - CELESC Series B	221,000	174,843
	Companhia Brasileira de Petroleo Ipiranga SA	20,000	315,517
	Companhia Cia Tecidos Norte de Minas	970,000	108,260
	Companhia Paranaense de Energia-Copel Series B	34,380,000	377,233
	Confab Industrial SA	73,000	140,603
	Distribuidora de Produtos de Petroleo Ipiranga SA	2,000	43,796
	Duratex SA	23,000	417,000
*	Electropaulo Metropolitana SA	4,430,000	218,444
*	Embratel Participacoes SA	101,200,000	258,302
	Empresa Brasileira de Aeronautica SA	44,300	448,528
	Fertibras SA	2,400	27,328
	Gerdau SA	7,200	166,141
*	Gol Linhas Aereas Inteligentes SA	22,000	725,943
	Industrias Romi SA	1,000	40,970
	Investimentos Itau SA	502,000	2,186,720
	Klabin SA	449,000	1,057,217
	Lojas Americanas SA	9,600,000	413,205
	Mahle-Metal Leve SA	8,666	159,159
	Marcopolo SA	36,100	110,502
	Metalurgica Gerdau SA	47,000	1,316,266
*	Net Servicos de Comunicacao SA	444,800	236,696
*	Paranapanema SA	11,900	77,839
	Perdigao SA NPV	8,800	325,271
	Refinaria de Petroleo Ipiranga SA	3,000	70,214
	Ripasa SA Papel e Celulose	47,800	94,317
	Sadia SA	284,000	909,442
	Sao Paulo Alpargatas SA	4,000	169,531
	Suzano Bahia Sul Papel e Celullose SA	80,000	544,761
	Suzano Petroquimica SA	50,963	112,078
	Tele Celular Sul Participacoes SA	33,168,415	128,706
	Tele Norte Leste Participacoes SA	27,000	514,952
	Tele Sudeste Celular Participacoes SA	3,000	49,447
	Telecomunicacoes de Sao Paulo SA	20,600	483,108
	Telemar Norte Leste SA	61,000	1,801,130
	Telemig Celular Participacoes SA	34,200,000	96,633
*	Telesp Celular Participacoes SA	17,000	86,861
	Ultrapar Participacoes SA	10,100	164,092
	Uniao des Industrias Petroquimicas SA Series B	124,800	125,182
	Usinas Siderurgicas de Minas Gerais SA Series A	55,300	1,822,934
	Vale do Rio Doce Series A	31,400	1,336,737
	Votorantim Celulose e Papel SA	23,000	352,013
	Weg SA	86,000	309,819
TOTAL PREFERRED STOCKS			22,641,515

COMMON STOCKS — (0.6%)
	Arcelor Brasil SA	41,496	624,931
	Cia de Saneamento do Parana	13,300	14,531
	Companhia Siderurgica Nacional SA	14,000	421,549
	Copesul Companhia Petroquimica do Sul	26,500	393,101
	Eternit SA	20,000	79,586

21

	Souza Cruz SA	25,300	417,358
	Tractebel Energia SA	42,200	346,781
TOTAL COMMON STOCKS			2,297,837

TOTAL — BRAZIL			24,939,352

MALAYSIA — (5.8%)
COMMON STOCKS — (5.8%)
	Affin Holdings Berhad	329,000	141,361
*	Airasia Berhad	238,000	109,480
	AMMB Holdings Berhad	1,038,500	741,849
	Amway (Malaysia) Holdings Berhad	34,200	58,827
	APM Automotive Holdings Berhad	72,800	46,782
	Asiatic Development Berhad	257,400	206,153
	Avenue Assets Berhad	294,700	57,847
	Bandar Raya Developments Berhad	229,800	61,577
	Batu Kawan Berhad	81,900	176,276
*	Berjaya Capital Berhad	28,656	6,846
*	Berjaya Corp. Berhad	1,416,529	24,785
*	Berjaya Land Berhad	143,800	21,262
	Berjaya Sports Toto Berhad	168,300	207,547
	Bernas Padiberas Nasional Berhad	260,600	107,281
	Boustead Holdings Berhad	214,000	109,403
	British American Tobacco Berhad	25,800	296,932
	Bumiputra-Commerce Asset Holdings Berhad	605,013	894,716
	Carlsberg Brewery Malaysia Berhad	71,000	106,114
*	Digi.Com Berhad	108,300	254,750
	Diperdana Corp. Berhad	52,600	29,423
	Diversified Resources Berhad	434,100	161,010
*	Dutch Lady Milk Industries Berhad	18,300	39,113
	Edaran Otomobil Nasional Berhad	71,500	57,708
*	Fountain View Development Berhad	31,500	2,995
	Fraser & Neave Holdings Berhad	74,100	121,438
	Gamuda Berhad	441,000	419,919
	Genting Berhad	104,000	668,273
	Globetronics Technology Berhad	419,400	39,487
	Glomac Berhad	27,000	8,787
	Golden Hope Plantations Berhad	286,500	328,367
	Guiness Anchor Berhad	66,300	99,035
	Highlands and Lowlands Berhad	118,400	134,314
	Hong Leong Bank Berhad	188,000	257,861
	Hong Leong Credit Berhad	144,300	162,574
	Hong Leong Properties Berhad	308,700	52,203
	Hume Industries (Malaysia) Berhad	30,900	31,838
	IGB Corp. Berhad	687,500	210,524
	IJM Corp. Berhad	275,700	339,664
	IOI Corp. Berhad	154,900	575,634
	IOI Properties Berhad	53,700	120,009
	Island & Peninsular Berhad	195,241	75,152
*	Jaks Resources Berhad	197,000	26,686
	Jaya Jusco Stores Berhad	79,200	129,799
	Johor Port Berhad	141,800	91,620
	Kedah Cement Holdings Berhad	156,800	227,543

22

*	Kejora Harta Berhad	259,600	28,462
	KFC Holdings (Malaysia) Berhad	76,500	81,183
	Kian Joo Can Factory Berhad	84,700	73,370
*	KLCC Property Holdings Berhad	379,000	221,592
*	KNM Group Berhad	27,000	35,262
	Kuala Lumpur Kepong Berhad	133,900	334,963
*	Kub Malaysia Berhad	376,600	33,396
	Kulim Malaysia Berhad	72,900	54,891
	Landmarks Berhad	291,000	70,476
*	Leader Universal Holdings Berhad	321,500	31,379
	Lingkaran Trans Kota Holdings Berhad	195,700	149,192
	Lion Diversified Holdings Berhad	202,700	213,974
	Lion Industries Corp. Berhad	278,300	51,876
	MAA Holdings Berhad	75,400	64,537
	Magnum Corp. Berhad	558,400	280,816
	Malakoff Berhad	154,700	365,936
	Malayan Banking Berhad	362,600	1,082,963
	Malayan Cement Berhad	580,000	116,374
	Malaysia Industrial Development Finance Berhad	219,400	61,869
	Malaysian Airlines System Berhad	204,300	165,153
*	Malaysian Bulk Carriers Berhad	151,200	92,802
	Malaysian National Reinsurance Berhad	103,000	106,396
	Malaysian Oxygen Berhad	36,600	123,089
	Malaysian Pacific Industries Berhad	49,100	131,741
	Malaysian Plantations Berhad	318,000	186,388
*	Malaysian Resources Corp. Berhad	490,100	75,055
	Matsushita Electric Co. (Malaysia) Berhad	31,400	79,700
	Maxis Communications Berhad	155,900	364,905
*	Measat Global Berhad	67,500	29,890
	MISC Berhad	213,100	555,910
	MK Land Holdings Berhad	457,600	77,920
	MMC Corp. Berhad	288,800	169,545
	MTD Infraperdana Berhad	494,800	140,121
*	Mulpha International Berhad	767,900	145,498
	Naim Cendera Berhad	118,000	101,678
	NCB Holdings Berhad	25,000	16,814
	Nestle (Malaysia) Berhad	26,700	178,363
	New Straits Times Press (Malaysia) Berhad	96,700	58,773
	O.Y.L. Industries Berhad	219,600	250,351
	Oriental Holdings Berhad	45,500	50,439
	OSK Holdings Berhad	283,666	100,847
*	Pacificmas Berhad	44,600	71,977
*	Pernas International Holdings Berhad	441,000	77,633
	Petronas Dagangan Berhad	166,400	188,367
	Petronas Gas Berhad	124,300	300,820
	Phileo Allied Berhad	188,800	216,330
	Plus Expressways Berhad	318,100	229,210
	PPB Group Berhad	331,800	367,596
	Proton Holdings Berhad	192,000	286,498
	Puncak Niaga Holdings Berhad	74,200	52,438
	QL Resources Berhad	43,700	32,546
	Ranhill Berhad	235,500	91,961
*	Ranhill Utilities Berhad	60,000	23,220
	Resorts World Berhad	142,200	497,288

23

	RHB Capital Berhad	518,600	343,468
	Road Builders (Malaysia) Holdings Berhad	364,400	187,094
	Scomi Group Berhad	258,400	84,591
	Shell Refining Co. Federation of Malaysia Berhad	66,400	176,610
	Sime Darby Berhad	411,800	686,820
*	Sime Engineering Services Berhad	134,800	32,190
	Southern Bank Berhad (Foreign)	175,900	192,022
	SP Setia Berhad	302,700	275,618
	Star Publications (Malaysia) Berhad	73,100	144,533
	Sunrise Berhad	235,800	107,596
	Sunway City Berhad	164,000	74,425
	Sunway Holdings, Inc. Berhad	153,200	18,941
	Supermax Corp. Berhad	82,750	83,187
	Ta Ann Holdings Berhad	33,600	52,296
	TA Enterprise Berhad	418,200	70,895
	Tan Chong Motor Holdings Berhad	206,200	83,661
	Telekom Malaysia Berhad	196,300	522,225
	Tenaga Nasional Berhad	234,125	556,939
*	Time Dotcom Berhad	202,300	25,128
*	Time Engineering Berhad	351,600	29,485
	Top Glove Corp. Berhad	37,700	77,645
	Transmile Group Berhad	48,400	162,697
	Tronoh Mines Malaysia Berhad	65,700	62,247
	Uchi Technologies Berhad	61,500	53,880
	UDA Holdings Berhad	85,000	45,608
	UEM World Berhad	572,600	71,622
	UMW Holdings Berhad	148,800	288,307
	Unico-Desa Plantations Berhad	130,000	16,585
	Unisem (M) Berhad	194,700	92,166
	United Malacca Rubber Estates Berhad	27,500	32,447
	United Plantations Berhad	57,300	109,515
	Wah Seong Corp. Berhad	94,800	53,482
	WTK Holdings Berhad	89,400	94,753
	YTL Corp. Berhad	335,600	469,607
	Yu Neh Huat Berhad	147,300	50,299

TOTAL — MALAYSIA			22,459,121

MEXICO — (5.0%)
COMMON STOCKS — (5.0%)
	Alfa S.A. de C.V. Series A	180,900	960,367
	America Movil S.A. de C.V. Series L	333,200	578,925
*	America Telecom S.A. de C.V. Series A	165,867	957,991
*	Carso Global Telecom S.A. de C.V. Telecom Series A1	542,400	1,304,867
	Cementos de Mexico S.A. de C.V. Series B	75,400	466,724
	Coca-Cola Femsa S.A. de C.V. Series L	40,000	121,356
	Consorcio Ara S.A. de C.V.	122,000	518,282
	Controladora Comercial Mexicana S.A. de C.V. Series B	295,700	533,530
*	Corporacion Geo S.A. de C.V. Series B	162,200	634,864
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	103,800	208,095
	Embotelladora Arca S.A. de C.V., Mexico	327,296	778,011
*	Empresas ICA S.A. de C.V	208,050	628,619

24

	Gruma S.A. de C.V. Series B	91,000	291,113
*	Grupo Aeroporturio del Sureste S.A. de C.V.	155,800	524,440
	Grupo Carso S.A. de C.V. Series A-1	481,678	1,210,288
	Grupo Cementos de Chihuahua S.A. de C.V.	134,260	409,894
	Grupo Continental S.A. de C.V.	112,200	191,195
	Grupo Elektra S.A. de C.V.	13,600	154,501
	Grupo Financiero del Norte S.A. de C.V. Series C	512,607	1,250,810
	Grupo Financiero Inbursa S.A. de C.V. Series O	186,587	292,127
	Grupo Industrial Bimbo S.A. de C.V. Series A	183,600	650,268
	Grupo Industrial Maseca S.A. de C.V. Series B	44,200	30,803
	Grupo Modelo S.A. de C.V. Series C	258,500	894,570
	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	65,900	261,776
*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	77,887	97,926
	Industrias Penoles S.A. de C.V.	57,400	365,497
*	Industrias S.A. de C.V. Series B	122,800	277,839
	Kimberly Clark de Mexico S.A. de C.V. Series A	182,900	628,582
	Nueva Grupo Mexico S.A. de C.V. Series B	651,827	1,670,793
*	Organizacion Soriana S.A. de C.V. Series B	126,400	559,901
	Telefonos de Mexico S.A. de C.V.	105,800	118,375
	TV Azteca S.A. de C.V. Series A	463,500	296,905
	Vitro S.A. de C.V.	146,600	163,744
	Wal-Mart de Mexico S.A. de C.V. Series V	523,800	1,496,143

TOTAL — MEXICO			19,529,121

TURKEY — (5.0%)
COMMON STOCKS — (5.0%)
*	Acibadem Saglik Hizmetleri ve Ticares A.S.	8,387	87,394
	Adana Cimento Sanayi Ticaret A.S.	27,921	32,322
*	Afyon Cimento Sanayii Ticaret A.S.	32	32,916
	Akbank T.A.S.	144,113	1,458,843
	Akcansa Cimento Sanayi ve Ticaret A.S.	24,123	194,998
*	Akenerji Elektrik Uretim A.S.	22,522	100,625
	Aksa Akrilik Kimya Sanayii A.S.	5,248	49,215
	Aksigorta A.S.	24,629	258,827
*	Alarko Holding A.S.	2,534	123,364
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	13,596	90,612
	Alkim Alkali Kimya A.S.	8,812	44,912
*	Anadolu Anonim Turk Sigorta Sirketi A.S.	49,584	177,911
	Anadolu Cam Sanayii A.S.	38,506	201,502
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	11,794	405,611
	Anadolu Hayat Sigorta A.S.	27,161	133,346
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	5,090	86,851
	Arcelik A.S	43,553	406,018
*	Ayen Enerji A.S.	30,445	85,369
	Aygaz A.S.	47,478	220,191
	Bagfas Bandirma Gubre Fabrikalari A.S.	1,560	65,831
*	Bati Anabolu Cimento A.S.	12,700	80,443
*	Bati Soeke Cimento Sanayi A.S.	16,631	48,093
*	Beko Elektronik A.S.	22,842	53,322
	Bolu Cimento Sanayii A.S.	36,137	95,258
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	11,580	123,868

25

*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	319	55,299
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	83,478	92,643
*	Boyner Buyuk Magazacilik A.S.	13,068	35,177
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	554	40,962
*	BSH ev Aletleri Sanayi ve Ticaret A.S.	1,670	48,389
	Bursa Cimento Fabrikasi A.S.	7,692	114,181
*	Celebi Hava Servisi A.S.	3,917	112,540
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	16,268	87,935
	Cimsa Cimento Sanayi ve Ticaret A.S.	22,450	183,859
	Deva Holding A.S.	18,942	110,610
*	Dogan Burda Rizzoli Dergi Yacincilik ve Pazarlame A.S.	5,058	25,680
*	Dogan Gazetecilik A.S.	22,846	78,294
*	Dogan Sirketler Grubu Holding A.S.	157,017	831,241
*	Dogan Yayin Holding A.S.	59,947	285,243
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	15,006	30,087
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	53,270	45,100
	Eczacibasi Ilac Sanayi ve Ticaret A.S.	43,264	162,983
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	17,234	60,996
	Enka Insaat ve Sanayi A.S.	10,763	150,929
	Eregli Demir ve Celik Fabrikalari Turk A.S.	153,890	1,032,665
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	32	24,152
*	Finansbank A.S.	65,014	355,994
	Ford Otomotiv Sanayi A.S.	41,570	396,823
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	11,682	35,375
*	Global Yatirim Holding A.S.	43,780	60,320
*	Goldas Kuyumculuk Sanayi A.S.	24,839	33,582
	GSD Holding A.S.	29,361	53,262
	Gunes Sigorta A.S.	17,487	60,613
*	Hektas Ticaret T.A.S.	24,861	31,160
	Hurriyet Gazetecilik ve Matbaacilik A.S.	58,397	244,186
	Ihlas Holding A.S.	118,573	75,588
*	Izmir Demir Celik Sanayii A.S.	23,634	58,216
	Izocam Ticaret Ve Sanayi A.S.	6,561	65,335
	Karton Sanayi ve Ticaret A.S.	452	59,211
	Koc Holding A.S. Series B	120,103	729,598
	Konya Cimento Sanayii A.S.	739	54,522
	Kordsa Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.	17,184	89,555
*	Kutahya Porselen Sanayii A.S.	1,006	29,232
	Mardin Cimento Sanayii ve Ticaret A.S.	15,991	114,277
*	Marmari Marti Otel Isletmeleri A.S.	38,066	76,725
	Migros Turk A.S.	45,923	602,233
	Multu Aku ve Malzemeleri Sanayi A.S.	24,981	32,449
	Nortel Networks Netas Telekomuenikasyon A.S.	1,498	53,259
	Otobus Karoseri Sanayi A.S.	6,472	68,870
*	Parsan Makina Parcalari Sanayii A.S.	17,835	33,485
	Pinar Entegre et ve Un Sanayii A.S.	17,450	38,546
	Pinar Sut Mamulleri Sanayii A.S.	15,544	71,153
*	Sanko Pazarlama Ithalat Ihracat A.S.	10,960	34,021
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	24,268	61,700
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	45,005	48,296
*	Tansas Perakende Magazacilik Ticaret A.S.	61,626	125,777
*	Tat Konserve Sanayii A.S.	42,484	90,406
*	Tekstil Bankasi A.S.	31,750	77,824
	Tofas Turk Otomobil Fabrikasi A.S.	120,875	399,305

26

	Trakya Cam Sanayii A.S.	56,341	244,230
	Tupras-Turkiye Petrol Rafinerileri A.S.	43,883	836,711
*	Turcas Petrol A.S.	31,096	109,880
	Turk Demir Dokum Fabrikalari A.S.	14,000	129,818
*	Turk Dis Ticaret Bankasi A.S.	23,634	134,389
	Turk Ekonomi Bankasi A.S.	13,830	301,596
	Turk Pirelli Kablo ve Sistemleri A.S.	14,078	52,487
	Turk Sise ve Cam Fabrikalari A.S.	103,672	487,028
*	Turkcell Iletisim Hizmetleri A.S.	43,272	310,287
*	Turkiye Garanti Bankasi A.S.	274,202	1,233,265
	Turkiye Is Bankasi A.S.	211,622	1,998,296
	Ulker Gida Sanayi ve Ticaret A.S.	49,390	211,937
	USAS Ucak Servisi A.S.	12,347	82,847
	Uzel Makina Sanayii A.S.	22,436	64,964
*	Vestel Elektronik Sanayi ve Ticaret A.S.	49,143	213,519
*	Yapi Kredi Finansal Kiralama A.S.	26,061	99,330
*	Yapi Kredi Sigorta A.S.	14,162	103,501
*	Yapi ve Kredi Bankasi A.S.	34,278	200,509
	Zorlu Enerji Elektrik Uretim A.S.	16,985	72,217

TOTAL — TURKEY			19,514,316

ISRAEL — (2.8%)
COMMON STOCKS — (2.8%)
	Africa-Israel Investments, Ltd.	2,771	93,665
	Albad Massuot Yitzhak, Ltd.	7,278	62,141
	Alony Hetz Properties & Investments, Ltd.	39,405	131,668
*	Alvarion, Ltd.	12,696	118,253
	American Israeli Paper Mills, Ltd.	2,033	90,375
	Analyst I.M.S.	6,498	63,891
*	AudioCodes, Ltd.	8,689	100,581
	Azorim Investment Development & Construction Co., Ltd.	16,855	175,425
	Bank Hapoalim, Ltd.	390,750	1,788,285
	Bank Leumi Le-Israel	256,790	926,570
*	Baran Group, Ltd.	7,506	83,342
*	Bezeq Israeli Telecommunication Corp., Ltd.	439,547	563,712
	Blue Square Chain Stores Properties & Investments, Ltd.	1,400	12,543
	Blue Square Israel, Ltd.	12,550	128,726
*	C Mer Industries, Ltd.	3,208	31,774
	CLAL Industries, Ltd.	39,746	183,743
	CLAL Insurance, Ltd.	8,042	141,395
	Dan Vehicle & Transportation	6,979	29,636
	Danya Cebus, Ltd.	17,560	99,529
	Delek Automotive Systems, Ltd.	10,679	69,232
	Delek Drilling LP, Ltd.	77,506	30,570
*	Delta Galil Industries, Ltd.	4,396	27,800
	Direct Insurance - I.D.I. Insurance Co., Ltd.	13,144	32,997
	Discount Investment Corp.	8,717	181,026
	Elbit Medical Imaging, Ltd.	4,965	81,233
	Elbit Systems, Ltd.	10,975	253,431
*	Electra (Israel), Ltd.	1,920	160,827
*	Electra Consumer Products	3,258	18,690
	Elron Electronic Industries, Ltd.	15,627	164,162

27

*	First International Bank of Israel, Ltd.	32,123	65,626
	FMS Enterprises Migun, Ltd.	2,310	100,429
	Formula Systems (1985), Ltd.	2,164	22,430
	Frutarom	12,899	95,933
	Gachelet Investment Co., Ltd.	2,676	27,173
*	Hamlet (Israel-Canada), Ltd.	7,728	35,981
*	Housing & Construction Holding Co., Ltd.	44,845	33,848
	IDB Development Corp., Ltd. Series A	9,463	243,495
	Industrial Building Corp., Ltd.	87,188	120,693
	Israel Chemicals, Ltd.	80,517	300,758
	Israel Petrochemical Enterprises, Ltd.	3,677	29,073
	Israel Salt Industries, Ltd.	15,201	91,951
	Ituran, Ltd.	9,288	153,446
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	3,865	31,980
	Knafaim-Arkia Holdings, Ltd.	5,307	56,350
*	Koor Industries, Ltd.	4,150	193,302
	Leader Holding & Investments, Ltd.	16,600	31,048
*	Lipman Electronic Engineering, Ltd.	4,134	99,605
	M.A.Industries, Ltd.	88,575	439,480
*	Magal Security Systems, Ltd.	2,268	27,052
*	Matav-Cable Systems Media, Ltd.	4,207	30,934
	Medtechnica, Ltd.	7,131	29,703
*	Metalink, Ltd.	4,078	18,429
	Migdal Insurance Holdings, Ltd.	103,993	125,300
	Mivtach Shamir Holdings, Ltd.	6,314	98,158
*	Naphtha Israel Petroleum Corp.	118,848	32,432
*	Nice Systems, Ltd.	2,765	144,003
*	OCIF Investments and Development, Ltd.	1,386	25,758
*	Orckit Communications, Ltd.	4,455	113,416
	Ormat Industries, Ltd.	21,079	184,161
	Osem Investment, Ltd.	7,906	60,469
	Partner Communications Co., Ltd.	12,508	94,757
	Property and Building Corp., Ltd.	853	81,670
*	RADVision, Ltd.	5,002	102,810
*	Retalix, Ltd.	7,459	183,671
*	Scitex Corp., Ltd.	20,897	120,021
	Shrem Fudim Kelner & Co., Ltd.	9,687	34,269
	Strauss-Elite, Ltd.	9,202	82,195
	Suny Electronic Inc., Ltd.	5,749	20,967
	Super-Sol, Ltd. Series B	81,894	221,257
	Tadiran Communications, Ltd.	4,334	133,147
	Telsys, Ltd.	5,676	28,392
	Teva Pharmaceutical Industries, Ltd.	11,056	465,043
*	Tower Semiconductor, Ltd.	40,841	56,452
*	Union Bank of Israel, Ltd.	22,344	121,257
*	United Mizrahi Bank, Ltd.	72,809	408,342
*	Urdan Industries, Ltd.	30,000	18,263

TOTAL — ISRAEL			11,080,151

28

THAILAND — (2.7%)
COMMON STOCKS — (2.7%)
*	Adkinson Securities Public Co., Ltd. (Foreign)	98,200	26,113
	Advance Info Service Public Co., Ltd. (Foreign)	177,300	428,403
	Aromatics (Thailand) Public Co., Ltd. (Foreign)	239,500	171,465
	Asia Plus Securities Public Co., Ltd. (Foreign)	581,000	68,930
	Asian Property Development Public Co., Ltd. (Foreign)	767,400	83,195
	Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)	149,700	90,716
	Bangkok Expressway Public Co., Ltd. (Foreign)	217,100	123,232
*	Bangkok First Investment & Trust Public Co., Ltd. (Foreign)	91,300	25,445
*	Bangkok Land Public Co., Ltd. (Foreign)	2,335,700	45,388
	Bank of Ayudhya Public Co., Ltd. (Foreign)	733,200	337,448
	Banpu Public Co., Ltd. (Foreign)	57,400	211,342
	BEC World Public Co., Ltd. (Foreign)	305,400	100,733
	Bumrungrad Hospital Public Co., Ltd. (Foreign)	90,500	77,519
*	C.P. Seven Eleven Public Co., Ltd. (Foreign)	725,800	118,771
	Central Pattana Public Co., Ltd. (Foreign)	344,100	158,369
	Central Plaza Hotel Public Co., Ltd. (Foreign)	49,400	44,209
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	1,916,900	264,670
	Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	356,100	186,654
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	324,100	33,313
	Erawan Group Public Co., Ltd. (Foreign)	442,800	33,966
	GMM Grammy Public Co., Ltd. (Foreign)	186,400	59,576
	Hana Microelectronics Public Co., Ltd. (Foreign)	167,316	119,786
	Hermraj Land & Development Public Co., Ltd. (Foreign)	1,458,400	39,900
	ICC International Public Co., Ltd. (Foreign)	49,200	51,735
*	International Broadcasting Corp. Public Co., Ltd. (Foreign)	68,000	45,640
*	International Engineering Public Co., Ltd. (Foreign)	253,100	31,063
*	ITV Public Co., Ltd. (Foreign)	183,700	49,788
*	Jasmine International Public Co., Ltd. (Foreign)	2,797,100	34,329
*	K.R. Precision Public Co., Ltd. (Foreign)	610,200	74,266
	Kasikornbank Public Co., Ltd. (Foreign)	456,700	805,735
	KGI Securities One Public Co., Ltd. (Foreign)	673,400	40,290
	Kiatnakin Finance Public Co., Ltd. (Foreign)	168,600	161,659
	Krung Thai Bank Public Co., Ltd. (Foreign)	2,252,000	714,007
*	Lalin Property Public Co., Ltd. (Foreign)	226,900	38,871
	Land & Houses Public Co., Ltd. (Foreign)	1,110,800	268,398
*	Lanna Resources Public Co., Ltd.	119,100	31,975
	Loxley Public Co., Ltd. (Foreign)	606,500	42,181
	MBK Development Public Co., Ltd. (Foreign)	84,100	102,141
*	Millennium Steel Public Co., Ltd. (Foreign)	2,129,300	61,522
	MK Real Estate Development Public Co., Ltd. (Foreign)	425,900	32,234
	Modernform Group Public Co., Ltd. (Foreign)	31,000	30,516
	National Finance and Securities Public Co., Ltd. (Foreign)	504,400	192,165
*	Natural Park Public Co., Ltd. (Foreign)	1,801,600	46,065
*	Picnic Gas & Engineering Public Co., Ltd. (Foreign)	326,800	5,682
*	PTT Chemical Public Co., Ltd. (Foreign)	27,471	59,704
	Quality Houses Public Co., Ltd. (Foreign)	3,763,000	116,421
	Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)	231,300	235,085
	Regional Container Lines Public Co., Ltd. (Foreign)	218,400	129,555
*	Robinson Department Store Public Co., Ltd. (Foreign)	206,800	50,233
	Saha-Union Public Co., Ltd. (Foreign)	75,200	32,495
*	Sahaviriya Steel Industries Public Co., Ltd. (Foreign)	3,699,900	107,847
	Samart Corporation Public Co., Ltd. (Foreign)	186,800	37,016
	Sansiri Public Co., Ltd. (Foreign)	460,500	42,388
	Seamico Securities Public Co., Ltd. (Foreign)	259,500	28,266

29

	Shin Corporation Public Co., Ltd. (Foreign)	269,400	334,081
*	Shinawatra Satellite Public Co., Ltd. (Foreign)	299,600	96,522
	Siam Cement Public Co., Ltd. (Foreign)	54,500	370,672
	Siam City Cement Public Co., Ltd. (Foreign)	20,800	171,250
	Siam Commercial Bank Public Co., Ltd. (Foreign)	445,500	746,107
	Siam Makro Public Co., Ltd. (Foreign)	70,000	125,288
	Sino-Thai Engineering & Construction Public Co., Ltd. (Foreign)	278,100	77,507
	Sri Trang Agro Industry Public Co., Ltd. (Foreign)	91,900	29,607
	Supalai Public Co., Ltd. (Foreign)	508,500	41,866
*	Thai Oil Public Co., Ltd. (Foreign)	324,900	502,594
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	292,500	126,394
	Thai Reinsurance Public Co., Ltd. (Foreign)	220,700	30,190
	Thai Rung Union Car Public Co., Ltd. (Foreign)	201,500	29,367
	Thai Stanley Electric (Thailand) Public Co., Ltd. (Foreign)	17,900	66,822
	Thai Union Frozen Products Public Co., Ltd. (Foreign)	171,700	133,901
*	Ticon Industrial Connection Public Co., Ltd. (Foreign)	96,500	39,232
*	Tipco Asphalt Public Co., Ltd. (Foreign)	62,800	29,545
*	TMB Bank, Ltd. (Foreign)	2,654,200	321,680
*	TPI Polene Public Co., Ltd. (Foreign)	192,300	109,647
*	True Corp., Ltd. (Foreign)	928,700	242,208
*	TT&T Public Co., Ltd. (Foreign)	699,600	56,168
	Vinythai Public Co., Ltd. (Foreign)	437,700	109,677

TOTAL — THAILAND			10,338,740

POLAND — (2.6%)
COMMON STOCKS — (2.6%)
	Agora SA	15,720	257,683
	Bank Millennium SA	177,560	360,454
	Bank Polska Kasa Opieki - Grupa Pekao SA	15,933	938,831
	Bank Przemyslowo Handlowy BPH SA	824	205,388
	Bank Zackodni WBK SA	7,100	366,098
*	Budimex SA	6,056	83,269
*	Cersanit SA	33,510	182,237
*	Computerland SA	5,629	170,293
	Debica SA	3,151	62,503
*	Echo Investment SA	2,895	202,688
	Fabryki Mebli Forte SA	9,357	43,041
*	Farmacol SA	11,064	153,672
*	Getin Holdings SA	95,627	228,528
	Impexmetal SA	3,324	142,668
*	Kredyt Bank SA	23,637	115,267
*	LPP SA	414	95,958
*	MNI SA	10,846	34,400
	Mondi Packaging Paper Swiecie SA	6,978	120,848
*	Mostostal Siedlce SA	8,372	185,086
	Netia Holdings SA	184,966	287,763
	Orbis SA	20,524	263,994
	Polska Grupa Farmaceutyczna SA	4,767	100,048
*	Polski Koncern Miesny Duda SA	12,393	55,377
	Polski Koncern Naftowy Orlen SA	165,168	3,037,468
	Prokom Software SA	8,598	406,784
*	Provimi-Rolimpex SA	8,825	51,305

30

	Przedsiebiorstwo Farmaceutyczne JELFA SA	5,376	156,285
*	Raciborska Fabryka Kotlow SA	6,314	49,030
*	Softbank SA	5,382	68,574
*	Stalexport SA	59,952	48,883
*	Ster-Projekt SA	22,805	69,263
	Telekomunikacja Polska SA	163,915	1,141,138
	Zaklady Metali Lekkich Kety SA	6,721	255,719
	Zaklady Tluszcowe Kruszwica SA	810	10,394

TOTAL — POLAND			9,950,937

HUNGARY — (2.5%)
COMMON STOCKS — (2.5%)
*	BorsodChem RT	48,154	567,944
*	Danubius Hotel & Spa RT	2,137	58,209
	Delmagyarorszagi Aramszolgaltato Demasz RT	1,579	131,279
	Egis RT	3,078	448,110
*	Fotex RT	51,760	159,751
	Gedeon Richter RT	7,155	1,458,048
	Magyar olaj-Es Gazipari RT	26,232	2,709,181
	Magyar Telekom RT	118,191	542,168
	Orszagos Takerekpenztar es Keresdelmi Bank RT	90,198	3,367,261
*	Pannonplast RT	8,510	97,942
*	Tiszai Vegyi Kombinat RT	7,203	175,849
	Zwack Unicum RT	611	33,051

TOTAL — HUNGARY			9,748,793

CHILE — (2.4%)
COMMON STOCKS — (2.4%)
	Aguas Andinas SA Series A	416,227	148,063
*	Banco de Chile	885,653	64,192
	Banco de Credito e Inversiones SA Series A	11,179	298,251
	Bancoco Santander Chile SA	988,793	45,478
	Banmedica SA	128,116	111,459
	CAP SA (Compania de Aceros del Pacifico)	29,194	426,128
	Cementos Bio-Bio SA	22,587	54,366
	Cervecerias Unidas SA	30,221	163,009
	Colbun SA	2,754,952	380,820
	Compania General de Electricidad SA	82,254	465,139
	Consumidores de Gas de Santiago SA	18,736	95,989
	Corpbanca SA	56,889,379	318,954
	Cristalerias de Chile SA	19,709	205,759
*	Distribucion y Servicio D.Y.S. SA	409,485	140,440
	Embotelladora Andina SA Series B	35,500	87,506
	Empresa Nacional de Electricidad SA	249,691	262,604
	Empresa Nacional de Telecomunicaciones SA	55,890	594,287
	Empresas CMPC SA	61,826	1,685,349
	Empresas Copec SA	169,968	1,603,236
	Empresas Iansa SA	1,250,278	228,398
	Enersis SA	1,676,555	413,912
	Falabella Sociedad Anomina Comercial e Industrial SA	138,525	404,394

31

	Lan Airlines SA	21,319	175,168
*	Madeco Manufacturera de Cobre SA	2,467,991	214,616
*	Masisa SA	199,060	41,178
	Parque Arauco SA	184,175	124,623
	Sociedad Quimica y Minera de Chile SA Series B	22,203	271,072
	Sud Americana de Vapores SA	89,173	138,608
	Telecomunicaciones de Chile SA Series A	58,608	127,470
	Vina de Concha y Toro SA	109,160	159,335
	Vina San Pedro SA	8,136,038	80,220

TOTAL — CHILE			9,530,023

INDONESIA — (2.1%)
COMMON STOCKS — (2.1%)
	PT Astra Agro Lestari Tbk	209,000	133,593
	PT Astra Graphia Tbk	879,000	28,602
	PT Astra International Tbk	1,320,500	1,398,392
	PT Bank Central Asia Tbk	1,382,000	539,228
	PT Bank Danamon Indonesia Tbk	1,171,000	542,171
	PT Bank Pan Indonesia Tbk	4,015,000	189,016
	PT Berlian Laju Tanker Tbk	1,420,500	214,134
	PT Bumi Resources Tbk	5,501,000	501,547
*	PT Ciputra Surya Tbk	963,000	51,017
	PT Citra Marga Nusaphala Persada Tbk	839,500	76,362
*	PT Energi Mega Persada Tbk	1,206,000	107,135
	PT Enseval Putera Megatrading Tbk	799,500	63,080
*	PT GT Petrochem Industries Tbk	2,109,000	73,731
	PT Gudang Garam Tbk	475,500	565,593
*	PT Indocement Tunggal Prakarsa Tbk	653,000	312,524
	PT Indofood Sukses Makmur Tbk	3,418,000	310,788
	PT Indonesian Satellite Corp.Tbk	433,500	243,764
	PT International Nickel Indonesia Tbk	164,000	278,171
	PT Kalbe Farma Tbk	2,402,500	354,087
*	PT Kawasan Industry Jababeka Tbk	5,837,000	69,521
	PT Lippo Karawaci Tbk	663,000	131,260
	PT Matahari Putra Prima Tbk	1,255,500	107,364
	PT Mayorah Indah Tbk	382,000	30,282
	PT Medco Energi International Tbk	166,500	74,660
*	PT Mitra Adiperkasa Tbk	455,000	56,153
	PT Ramayana Lestari Sentosa Tbk	1,496,000	118,351
*	PT Samudera Indonesia Tbk	65,000	68,018
	PT Semen Gresik Tbk	58,500	147,650
	PT Summarecon Agung Tbk	727,000	66,903
	PT Telekomunikasi Indonesia (Persero) Tbk	1,050,000	694,750
	PT Tempo Scan Pacific Tbk	139,000	102,162
	PT Timah Tbk	147,000	32,646
	PT Unilever Tbk	407,500	189,424
	PT United Tractors Tbk	749,500	322,531

TOTAL — INDONESIA			8,194,610

32

CZECH REPUBLIC — (1.2%)
COMMON STOCKS — (1.2%)
*	Cesky Telecom A.S.	46,444	1,042,236
	CEZ A.S.	60,000	2,091,215
	Komercni Banka A.S.	8,491	1,204,859
	Phillip Morris CR A.S.	150	113,673
	Zentiva NV	7,900	391,056

TOTAL — CZECH REPUBLIC			4,843,039

PHILIPPINES — (0.8%)
COMMON STOCKS — (0.8%)
	Aboitiz Equity Ventures, Inc.	1,100,000	102,783
	Ayala Corp. Series A	54,680	342,852
	Ayala Land, Inc.	1,119,200	242,697
	Bank of the Philippine Islands	421,900	480,320
*	Belle Corp.	1,559,000	29,607
*	Benpres Holdings Corp.	1,472,000	27,270
*	DMCI Holdings, Inc.	468,000	27,973
	Equitable PCI Bank, Inc.	130,200	161,565
*	Filinvest Land, Inc.	4,573,750	107,325
	First Philippines Holdings Corp.	179,900	144,199
	International Container Terminal Services, Inc.	513,000	113,606
	Jollibee Food Corp.	180,900	125,471
*	Megaworld Properties & Holdings, Inc.	2,509,000	66,568
	Metro Bank and Trust Co.	388,800	262,110
*	Metro Pacific Corp.	4,500,000	28,605
	Petron Corp.	1,111,000	97,532
	Philippine Long Distance Telephone Co.	8,000	274,619
*	Pilipino Telephone Corp.	2,194,000	141,378
*	Semirara Mining Corp.	59,100	31,349
	SM Prime Holdings, Inc.	1,304,000	200,853
	Soriano (A.) Corp.	818,000	36,618

TOTAL — PHILIPPINES			3,045,300

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.9%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $3,796,000 FHLMC Notes 4.00%, 09/22/09, valued at $3,743,805) to be repurchased at $3,688,451	$3,688	3,688,000

TOTAL INVESTMENTS - (100.0%)
(Cost $331,523,167)##			$389,854,395

33

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

DFA ONE-YEAR FIXED INCOME PORTFOLIO

February 28, 2006

(Unaudited)

	Shares	Value †
Investments in Affiliated Investment Companies (100.0%):
Investment in The DFA One-Year Fixed Income Series of The DFA Investment Trust Company	228,850,931	$2,274,778,254

Total Investments in Affiliated Investment Companies (Cost $2,277,434,108)##		$2,274,778,254

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

February 28, 2006

(Unaudited)

	Shares	Value †
Investments in Affiliated Investment Companies (100.0%):
Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company	213,207,733	$2,108,624,479

Total Investments in Affiliated Investment Companies (Cost $2,126,935,117)##		$2,108,624,479

1

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

	Face Amount	Value †
	(000)

AGENCY OBLIGATIONS — (99.7%)
Federal Farm Credit Bank
2.250%, 09/01/06	$51,327	$50,667,910
2.375%, 10/02/06	13,515	13,320,587
2.625%, 11/07/06	8,900	8,764,889
3.210%, 12/12/06	5,780	5,704,750
4.550%, 01/12/07	19,000	18,175,191
1.875%, 01/16/07	5,965	5,810,375
4.850%, 02/15/07	10,000	9,990,420
2.150%, 04/05/07	15,000	14,556,930
3.900%, 05/17/07	9,635	9,495,052
7.250%, 06/12/07	10,785	11,088,932
3.250%, 06/15/07	7,835	7,670,990
4.625%, 07/03/07	23,455	23,359,116
4.200%, 08/28/07	5,000	4,948,300
4.580%, 10/20/08	25,000	24,793,475
3.625%, 10/24/08	83,000	80,366,327
Federal Home Loan Bank
2.375%, 08/15/06	6,500	6,427,291
2.875%, 08/15/06	22,000	21,802,814
2.875%, 09/15/06	58,000	57,386,476
2.625%, 10/16/06	65,170	64,268,047
2.750%, 11/15/06	46,985	46,284,219
3.125%, 11/15/06	8,445	8,341,270
4.125%, 11/15/06	47,255	46,997,696
4.875%, 11/15/06	14,950	14,945,261
3.750%, 11/30/06	11,000	10,906,049
3.875%, 12/01/06	18,000	17,861,994
2.750%, 12/15/06	7,500	7,374,960
3.800%, 12/22/06	9,945	9,856,649
4.625%, 12/27/06	27,915	27,846,692
4.625%, 01/17/07	4,000	3,989,228
3.500%, 01/18/07	28,660	28,315,621
2.875%, 02/15/07	6,785	6,654,986
4.875%, 02/15/07	34,260	34,228,755
2.625%, 02/16/07	53,575	52,421,477
3.375%, 02/23/07	19,505	19,213,907
4.500%, 05/11/07	31,000	30,838,366
3.700%, 08/15/07	5,000	4,914,370
TOTAL AGENCY OBLIGATIONS		809,589,372

TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $2,738,000 FHLMC Notes 4.00%, 09/22/09, valued at $2,700,353) to be repurchased at $2,660,325	2,660	2,660,000

TOTAL INVESTMENTS — (100.0%)
(Cost $816,401,805)##		$812,249,372

1

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

	Face Amount ^	Value †
	(000)

UNITED STATES — (22.8%)
AGENCY OBLIGATIONS — (11.2%)
Federal Home Loan Bank
2.750%, 11/15/06	31,300	$30,833,160
3.750%, 01/16/07	17,700	17,521,637
Federal Home Loan Mortgage Corporation
2.750%, 10/15/06	32,000	31,583,296
3.750%, 11/15/06	18,000	17,855,820
@ 5.750%, 09/15/10	38,000	49,779,157
Federal National Mortgage Association
2.070%, 09/29/06	1,705	1,677,906
2.625%, 11/15/06	9,520	9,370,517
3.000%, 11/22/06	50,000	49,323,750
TOTAL AGENCY OBLIGATIONS		207,945,243

BONDS — (4.9%)
Bank of America Corp.
5.250%, 02/01/07	9,660	9,673,621
Fleetboston Financial Corp.
4.875%, 12/01/06	31,870	31,806,005
General Electric Capital Corp.
3.250%, 01/28/10	37,640	4,737,091
1.750%, 02/12/10	37,000	27,659,513
2.750%, 08/17/10	120,500	14,876,045
KFW International Finance, Inc.
1.750%, 03/23/10	350,000	3,114,796
TOTAL BONDS		91,867,071

CERTIFICATE OF DEPOSIT INTEREST BEARING — (4.6%)
Deutsche Bank AG
4.960%, 03/07/06	20,000	20,000,000
5.020%, 02/21/07	27,500	27,500,000
Wells Fargo Bank NA
4.850%, 01/30/07	39,000	38,805,363
TOTAL CERTIFICATE OF DEPOSIT INTEREST BEARING		86,305,363

COMMERCIAL PAPER — (2.1%)
Beta Finance Corp.
4.760%, 08/21/06	15,300	14,938,476
Sigma Finance Corp.
4.570%, 07/19/06	16,500	16,189,883
4.780%, 10/26/06	7,400	7,156,326
TOTAL COMMERCIAL PAPER		38,284,685

TOTAL — UNITED STATES		424,402,362

1

CANADA — (12.7%)
BONDS — (12.7%)
British Columbia, Province of
5.250%, 12/01/06	3,000	2,663,716
6.375%, 08/23/10	54,600	52,295,313
Canada Housing Trust
4.650%, 09/15/09	47,900	42,856,896
Canadian Government
3.250%, 12/01/06	48,000	42,021,382
General Electric Capital Canada Funding Co.
3.650%, 06/07/10	17,800	15,211,564
Ontario, Province of
5.200%, 03/08/07	7,000	6,232,153
6.200%, 11/19/09	50,500	47,493,418
Toyota Credit Canada, Inc.
4.250%, 06/17/09	6,600	5,800,880
4.750%, 06/29/09	14,300	12,755,431
4.750%, 09/10/10	11,000	9,835,585
TOTAL — CANADA		237,166,338

GERMANY — (10.4%)
BONDS — (10.4%)
Bayerische Landesbank
3.125%, 02/10/09	8,000	6,301,429
5.750%, 06/02/10	21,400	27,930,768
1.000%, 09/20/10	2,000,000	17,141,808
Bundesobligation
2.500%, 10/08/10	26,700	30,803,861
DSL Bank AG
1.750%, 10/07/09	1,450,000	12,896,175
KFW-Kreditanstalt Fuer Wiederaufbau AG
3.750%, 01/28/09	15,560	1,997,650
1.850%, 09/20/10	3,930,000	35,111,225
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.500%, 01/26/09	19,800	17,517,629
Landwirtschaftliche Rentenbank
4.250%, 09/01/09	50,100	44,084,650
TOTAL — GERMANY		193,785,195

NETHERLANDS — (8.2%)
BONDS — (8.2%)
Bank Nederlandse Gemeenten NV
3.000%, 04/15/10	23,600	27,813,176
Deutsche Bahn Finance NV
6.000%, 06/15/10	12,763	16,796,112
Nederlandse Waterschapsbank NV
3.500%, 10/29/09	3,000	2,396,097
Netherlands, Government of
5.500%, 07/15/10	41,700	54,215,418
Rabobank Nederland NV
3.625%, 01/22/08	8,200	9,870,596
4.250%, 01/05/09	47,200	41,485,081
TOTAL — NETHERLANDS		152,576,480

2

SWEDEN — (7.9%)
BONDS — (7.9%)
Kommuninvest I Sverige AB
4.100%, 05/11/09	156,000	20,282,829
Stockholm, Sweden
3.375%, 03/08/10	251,000	31,924,954
Sweden, Kingdom of
6.500%, 05/05/08	100,000	13,632,429
Swedish Export Credit Corp.
(A)	2.875%, 01/26/07	14,700	14,462,404
@	2.750%, 05/30/07	25,300	30,086,359
Swedish Government
4.000%, 12/01/09	277,000	36,200,524
TOTAL — SWEDEN	146,589,499

AUSTRIA — (7.2%)
BONDS — (7.2%)
Asfinag
@	3.250%, 10/19/09	13,900	16,552,278
Austria, Republic of
3.000%, 08/21/09	30,800	24,270,949
Oesterreichische Kontrollbank AG
1.800%, 03/22/10	5,775,000	51,493,114
PFandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
1.600%, 02/15/11	4,740,000	41,770,556
TOTAL — AUSTRIA	134,086,897

FRANCE — (7.0%)
BONDS — (7.0%)
Caisse D’Amortissement de la Dette Sociale SA
3.125%, 07/12/10	40,400	47,852,467
ERAP
3.750%, 04/25/10	14,200	17,237,259
French Treasury Note BTAN
2.500%, 07/12/10	39,000	45,087,572
Total Capital SA
2.375%, 10/01/09	10,000	7,683,586
UNEDIC
3.000%, 02/02/10	10,000	11,788,535
TOTAL — FRANCE	129,649,419

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.8%)
BONDS — (6.8%)
African Development Bank
1.950%, 03/23/10	500,000	4,459,877
Eurofima
5.625%, 02/05/08	43,100	5,726,081
European Investment Bank
4.000%, 04/15/09	236,700	30,774,006

3

	5.000%, 06/10/10	65,000	11,040,779
	Inter-American Development Bank
	5.625%, 06/29/09	13,660	12,605,856
	1.900%, 07/08/09	4,600,000	41,120,475
	International Finance Corp.
(A)	4.750%, 04/30/07	19,065	18,951,544
	Oresundsbro Konsortiet
	6.000%, 04/20/09	9,000	1,233,165
	TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		125,911,783

	JAPAN — (4.1%)
	BONDS — (4.1%)
	GlaxoSmithKline Capital KK
@	3.250%, 06/03/09	22,800	27,118,562
	Toyota Motor Credit Corp.
	0.550%, 06/30/10	5,970,000	50,279,051
	TOTAL — JAPAN		77,397,613

	UNITED KINGDOM — (3.0%)
	BONDS — (3.0%)
	Bank of England
@	2.500%, 01/28/08	25,000	29,487,757
	Network Rail Finance P.L.C.
@	3.125%, 03/30/09	22,000	26,104,354
	TOTAL — UNITED KINGDOM		55,592,111

	NORWAY — (2.9%)
	BONDS — (2.9%)
	Eksportfinans ASA
	1.800%, 06/21/10	5,998,000	53,437,773

	DENMARK — (2.9%)
	BONDS — (2.9%)
	Denmark, Kingdom of
	4.000%, 08/15/08	290,000	47,182,334
	Kommunekredit
	3.000%, 11/19/08	8,000	6,248,006
	TOTAL — DENMARK		53,430,340

	BELGIUM — (2.5%)
	BONDS — (2.5%)
	Belgium, Kingdom of
	3.000%, 03/28/10	40,000	47,279,975

	FINLAND — (0.8%)
	BONDS — (0.8%)
	Finland, Republic of
(A)	4.750%, 03/06/07	15,000	14,942,280

	SWITZERLAND — (0.3%)
	BONDS — (0.3%)
	UBS AG
	0.875%, 12/29/09	6,700	4,887,178

4

TEMPORARY CASH INVESTMENTS — (0.5%)

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $10,713,000 FHLMC Notes 4.00%, 09/22/09, valued at $10,565,696) to be repurchased at $10,410,272	10,409	10,409,000

TOTAL INVESTMENTS — (100.0%)
(Cost $1,877,299,036)##		$1,861,544,243

5

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

	Face Amount	Value †
	(000)

U.S. TREASURY OBLIGATIONS — (33.4%)
U.S. Treasury Bonds
11.250%, 02/15/15	$9,000	$13,333,005
10.625%, 08/15/15	11,000	16,014,878
9.875%, 11/15/15	6,000	8,441,718
9.250%, 02/15/16	9,000	12,294,495
7.250%, 05/15/16	6,000	7,261,872
7.500%, 11/15/16	4,000	4,952,968
9.000%, 11/15/18	8,800	12,401,814
8.750%, 08/15/20	6,000	8,520,233
U.S. Treasury Notes
5.500%, 05/15/09	5,000	5,125,195
6.000%, 08/15/09	8,000	8,342,816
6.500%, 02/15/10	6,600	7,036,993
5.750%, 08/15/10	3,600	3,762,983
5.000%, 02/15/11	14,700	14,959,543
5.000%, 08/15/11	17,000	17,320,739
4.875%, 02/15/12	19,700	19,965,497
4.375%, 08/15/12	5,000	4,934,375
3.875%, 02/15/13	14,300	13,676,048
TOTAL U.S. TREASURY OBLIGATIONS		178,345,172

AGENCY OBLIGATIONS — (65.9%)
Federal Farm Credit Bank
6.450%, 10/07/09	2,000	2,097,450
7.160%, 05/19/10	3,000	3,251,340
4.180%, 09/22/10	7,000	6,786,241
6.700%, 11/22/10	2,000	2,150,250
6.135%, 12/13/10	4,000	4,201,440
5.750%, 01/18/11	9,000	9,324,459
6.000%, 03/07/11	9,000	9,419,391
6.740%, 04/11/11	1,000	1,080,470
4.800%, 05/24/11	3,300	3,279,388
6.300%, 06/06/11	2,800	2,984,411
4.250%, 07/11/11	13,600	13,166,527
4.350%, 11/02/11	8,000	7,773,792
4.300%, 11/23/11	5,500	5,329,797
6.260%, 12/02/11	2,000	2,132,178
4.950%, 12/22/11	9,000	9,011,169
4.500%, 03/14/12	8,500	8,316,204
4.625%, 03/16/12	7,000	6,858,082
5.000%, 06/01/12	4,295	4,315,908
4.480%, 08/24/12	4,000	3,908,568
6.280%, 11/26/12	3,000	3,237,879
4.400%, 01/03/13	5,000	4,862,240
4.150%, 05/15/13	4,000	3,824,044

1

3.880%, 07/08/13	4,000	3,753,300
4.920%, 08/26/13	4,125	4,131,480
4.710%, 10/18/13	7,000	6,914,999
8.160%, 09/30/14	3,615	4,431,582
4.700%, 12/10/14	4,000	3,944,168
4.375%, 02/17/15	8,000	7,703,272
Federal Home Loan Bank
5.315%, 12/23/08	8,000	8,088,456
5.545%, 02/17/09	3,000	3,054,366
5.950%, 03/16/09	5,550	5,717,138
5.863%, 04/22/09	9,000	9,255,276
6.730%, 06/22/09	2,500	2,641,642
6.500%, 08/14/09	3,000	3,146,007
6.500%, 11/13/09	9,000	9,468,144
3.875%, 02/12/10	3,000	2,887,494
7.375%, 02/12/10	2,080	2,257,884
7.625%, 05/14/10	3,020	3,324,993
4.125%, 08/13/10	9,000	8,697,960
6.625%, 11/15/10	1,000	1,068,280
5.875%, 02/15/11	7,000	7,256,522
4.500%, 05/13/11	2,045	2,003,861
6.000%, 05/13/11	10,205	10,722,547
7.200%, 06/14/11	3,000	3,311,319
5.750%, 08/15/11	12,000	12,433,704
5.750%, 05/15/12	16,300	17,016,466
4.500%, 11/15/12	8,000	7,826,104
3.875%, 06/14/13	4,600	4,305,338
4.500%, 09/16/13	11,000	10,709,193
5.250%, 06/18/14	14,000	14,325,906
4.500%, 11/14/14	4,000	3,877,608
Tennessee Valley Authority
5.625%, 01/18/11	14,000	14,379,008
6.790%, 05/23/12	12,500	13,660,975
6.000%, 03/15/13	9,000	9,516,510
4.750%, 08/01/13	8,000	7,912,632
6.250%, 12/15/17	5,000	5,533,595
TOTAL AGENCY OBLIGATIONS		352,588,957

TEMPORARY CASH INVESTMENTS — (0.7%)

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $3,882,000 FHLMC Notes 4.00%, 09/22/09, valued at $3,828,623) to be repurchased at $3,772,461	3,772	3,772,000

TOTAL INVESTMENTS — (100.0%)
(Cost $534,965,500)##		$534,706,129

2

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

	Face Amount	Value †
	(000)

MUNICIPAL BONDS — (57.7%)
ALABAMA — (1.8%)
Alabama State Department of Dock Facilities Revenue Bonds
6.000%, 10/01/08	$1,000	$1,061,840
Alabama State Federal Highway Finance Authority Series A Revenue Bonds
5.000%, 03/01/09	4,000	4,172,640
Alabama Water Pollution Control Authority Revenue Bonds
5.000%, 08/15/08	2,160	2,236,939
City of Huntsville, Alabama General Obligations
4.500%, 08/01/07	1,000	1,013,760
Jefferson County, Alabama Series A General Obligations
5.000%, 04/01/08	1,300	1,339,767
TOTAL ALABAMA		9,824,946

ARIZONA — (1.5%)
Arizona State Transportation Board Revenue Bonds
5.250%, 07/01/08	3,000	3,121,020
City of Scottsdale, Arizona General Obligations
5.000%, 07/01/08	2,250	2,327,265
Phoenix, Arizona Civic Improvement Corp. Water System Revenue Bonds
5.000%, 07/01/08	1,500	1,551,165
Pima County, Arizona General Obligations
5.100%, 07/01/07	1,000	1,021,710
TOTAL ARIZONA		8,021,160

ARKANSAS — (1.3%)
Fort Smith, Arkansas Water & Sewer Redevelopment Revenue Bonds
5.000%, 10/01/09	2,850	2,994,466
State of Arkansas General Obligations
5.500%, 08/01/09	3,885	4,132,669
TOTAL ARKANSAS		7,127,135

COLORADO — (0.2%)
Jefferson County, Colorado School District General Obligations
5.500%, 12/15/06	1,000	1,016,350

1

CONNECTICUT — (3.2%)
City of Stamford, Connecticut General Obligations
5.000%, 07/15/09	2,000	2,102,200
Connecticut State General Obligations
5.000%, 12/15/09	4,000	4,212,120
Connecticut State Special Obligation Rate Reduction Series A Revenue Bonds
5.000%, 06/30/09	5,000	5,239,650
State of Connecticut Health Education Refunding Bonds
4.500%, 03/15/09	5,600	5,771,192
TOTAL CONNECTICUT		17,325,162

DELAWARE — (0.4%)
Delaware Transportation Authority Series B Revenue Bonds
5.250%, 07/01/07	1,000	1,023,900
State of Delaware Series B General Obligations
5.000%, 05/01/07	1,000	1,018,480
TOTAL DELAWARE		2,042,380

FLORIDA — (2.4%)
Florida State Board of Education Series C General Obligations
4.000%, 06/01/09	4,000	4,064,360
Florida State Board of Education Series H General Obligations
5.000%, 06/01/08	2,000	2,067,180
Gainesville, Florida Utility System Revenue Bonds
5.000%, 10/01/09	4,000	4,204,160
Jacksonville, Florida Excise Taxes Revenue Bonds
5.250%, 10/01/07	1,000	1,027,850
Orlando and Orange County, Florida Expressway
4.000%, 07/01/06	1,775	1,778,674
TOTAL FLORIDA		13,142,224

GEORGIA — (2.0%)
State of Georgia General Obligations
5.250%, 08/01/07	1,000	1,026,080
5.750%, 08/01/07	2,165	2,236,272
5.750%, 09/01/07	1,000	1,034,850
6.700%, 08/01/08	2,000	2,151,480
6.250%, 04/01/09	2,000	2,165,160
5.800%, 11/01/09	2,010	2,173,915
TOTAL GEORGIA		10,787,757

HAWAII — (0.8%)
Honolulu, Hawaii General Obligations Pre-Refunded
5.000%, 03/01/10	1,255	1,325,569
Honolulu, Hawaii General Obligations Un-Refunded
5.000%, 03/01/10	745	786,035
State of Hawaii General Obligations
5.000%, 04/01/08	2,000	2,061,580
TOTAL HAWAII		4,173,184

2

ILLINOIS — (2.2%)
Central Lake County, Illinois General Obligations
6.000%, 02/01/08	1,000	1,045,980
Chicago Metropolitan Water Reclamation District General Obligations
5.500%, 12/01/08	2,000	2,103,680
Chicago, Illinois Public Building Commission Revenue Bonds
5.000%, 03/01/08	1,000	1,028,850
Chicago, Illinois Tax Increment
5.500%, 01/01/07	970	986,277
Du Page, Cook & Will Counties Community College District General Obligations
5.000%, 06/01/08	2,175	2,245,187
Du Page, Illinois Water Commission General Obligations
5.000%, 03/01/07	1,000	1,015,420
State of Illinois First Series General Obligations
5.250%, 04/01/07	600	611,310
State of Illinois General Obligations
5.500%, 04/01/09	3,000	3,172,650
TOTAL ILLINOIS		12,209,354

INDIANA — (0.8%)
Indianapolis, Indiana Local Improvement Revenue Bonds
6.500%, 01/01/08	1,000	1,052,790
Ivy Technical State College Revenue Bonds
5.000%, 07/01/08	1,000	1,032,980
Logansport Multi-Purpose School Building Corp. Revenue Bonds
4.250%, 07/05/08	1,000	1,016,440
Valparaiso, Indiana School Building Corp. Revenue Bonds
4.500%, 01/05/07	1,000	1,008,320
TOTAL INDIANA		4,110,530

IOWA — (0.7%)
Des Moines, Iowa General Obligations
5.000%, 06/01/09	3,680	3,841,957

KANSAS — (0.6%)
Johnson County, Kansas General Obligations
5.250%, 09/01/07	1,000	1,026,730
Kansas State Development Finance Authority Revenue Bonds
5.000%, 10/01/07	1,000	1,024,040
Wyandotte County, Kansas City, Kansas
5.000%, 09/01/07	1,000	1,023,270
TOTAL KANSAS		3,074,040

KENTUCKY — (0.6%)
Kentucky State Turnpike Authority Revenue Bonds
5.500%, 07/01/08	3,000	3,130,110

3

LOUISIANA — (0.7%)
Calcasieu Parish, Louisiana General Obligations
4.600%, 08/15/06	700	703,668
New Orleans, Louisiana Certificates of Indebtedness General Obligations
5.000%, 03/01/08	1,000	1,026,130
Shreveport, Louisiana Series A Certificates of Indebtedness
5.000%, 10/01/07	1,000	1,022,650
St. Tammany Parish, Louisiana Revenue Bonds
6.000%, 04/01/07	1,000	1,026,180
TOTAL LOUISIANA		3,778,628

MARYLAND — (2.3%)
State of Maryland General Obligations
5.250%, 07/15/06	2,025	2,039,236
5.000%, 07/15/07	2,000	2,043,380
5.000%, 07/15/08	2,000	2,072,100
5.250%, 02/01/09	5,000	5,254,150
Washington Suburban Sanitation District General Obligations
5.250%, 06/01/08	1,000	1,039,600
TOTAL MARYLAND		12,448,466

MASSACHUSETTS — (0.6%)
Boston, Massachusetts Series A General Obligations
5.000%, 02/01/08	1,000	1,028,400
State of Massachusetts Series C General Obligations
5.250%, 12/01/07	2,000	2,059,640
TOTAL MASSACHUSETTS		3,088,040

MICHIGAN — (1.5%)
Detroit, Michigan City School District Series B General Obligations
4.500%, 05/01/08	1,000	1,022,270
Fraser Public School District General Obligations
5.150%, 05/01/08	1,000	1,035,700
Michigan Municipal Bond Authority Revenue Bonds
5.250%, 10/01/07	1,000	1,027,850
5.250%, 10/01/08	3,000	3,131,250
Michigan State Comprehensive Transportation Series A Revenue Bonds
5.750%, 05/15/07	1,000	1,026,990
Wayne County, Michigan Community College General Obligations
5.000%, 07/01/07	1,000	1,019,640
TOTAL MICHIGAN		8,263,700

MINNESOTA — (1.8%)
Metropolitan Council of Minneapolis and St. Paul General Obligations
4.000%, 02/01/08	1,200	1,213,632
State of Minnesota General Obligations
4.500%, 08/01/06	2,590	2,602,354
5.500%, 11/01/06	2,250	2,281,545

4

5.000%, 11/01/07	1,000	1,025,580
5.000%, 08/01/09	2,600	2,730,286
TOTAL MINNESOTA		9,853,397

MISSISSIPPI — (1.0%)
Rankin County, Mississippi School District General Obligations
4.500%, 02/01/07	1,000	1,009,130
State of Mississippi General Obligations
5.000%, 10/01/09	4,000	4,187,680
TOTAL MISSISSIPPI		5,196,810

MISSOURI — (0.6%)
State of Missouri General Obligations
5.000%, 08/01/08	3,000	3,108,720

NEVADA — (1.6%)
Clark County, Nevada School District General Obligations
4.000%, 06/01/09	3,540	3,590,445
Las Vegas, Nevada Valley Water Distribution Series B General Obligations
5.250%, 06/01/09	2,830	2,977,839
State of Nevada General Obligations
5.375%, 10/01/08	2,100	2,196,726
TOTAL NEVADA		8,765,010

NEW HAMPSHIRE — (0.2%)
New Hampshire State Turnpike Systems Revenue Bonds
5.000%, 10/01/06	1,000	1,009,390

NEW JERSEY — (1.4%)
New Jersey State Transportation Trust Fund Authority
5.375%, 12/15/07	1,000	1,032,960
5.250%, 12/15/09	6,130	6,504,482
TOTAL NEW JERSEY		7,537,442

NEW MEXICO — (0.3%)
New Mexico State Severance Tax Series
5.000%, 07/01/07	550	560,873
5.000%, 07/01/07	1,000	1,020,030
TOTAL NEW MEXICO		1,580,903

NEW YORK — (1.5%)
Municipal Assistance Corp. for the City of New York Revenue Bonds
6.000%, 07/01/07	1,000	1,034,480
Nassau County, New York Interim Finance Authority Series A Revenue Bonds
5.000%, 11/15/09	3,415	3,595,995
New York State Thruway Authority Series A Revenue Bonds
5.000%, 04/01/09	3,500	3,663,275
TOTAL NEW YORK		8,293,750

5

NORTH CAROLINA — (1.7%)
Durham County, North Carolina General Obligations
5.500%, 04/01/09	3,000	3,183,450
North Carolina State Public Improvements General Obligations
5.500%, 03/01/08	1,000	1,039,970
State of North Carolina General Obligations
5.000%, 03/01/09	4,000	4,177,280
University of North Carolina Revenue Bonds
5.000%, 04/01/08	1,000	1,032,420
TOTAL NORTH CAROLINA		9,433,120

OHIO — (2.3%)
Franklin County, Ohio General Obligations
5.500%, 12/01/07	1,000	1,034,880
Ohio State Building Authority Revenue Bonds
5.500%, 10/01/08	1,500	1,574,040
Ohio State Higher Education Capital Facilities Revenue Bonds
5.000%, 12/01/08	5,000	5,194,350
Ohio State Higher Education Capital Facilities Series II Revenue Bonds
5.250%, 12/01/06	1,000	1,013,650
Ohio State Water Development Authority Revenue Bonds
5.000%, 06/01/08	2,500	2,583,425
State of Ohio Highway Improvement General Obligations
5.500%, 05/01/07	1,000	1,022,970
TOTAL OHIO		12,423,315

OKLAHOMA — (0.8%)
Grand River Dam Authority of Oklahoma Revenue Bonds
5.750%, 06/01/08	4,000	4,199,480

OREGON — (1.7%)
Oregon State Deparment of Transportation Revenue Bonds
5.000%, 11/15/06	900	910,017
Oregon State Department of Administrative Services Revenue Bonds
5.250%, 04/01/08	2,000	2,072,760
Salem-Keizer, Oregon School District General Obligations
5.000%, 06/15/09	6,055	6,337,950
TOTAL OREGON		9,320,727

PENNSYLVANIA — (3.3%)
Allegheny County, Pennsylvania Sanitation Authority
5.000%, 12/01/07	1,000	1,025,800
Berks County, Pennsylvania General Obligations
6.350%, 11/15/07	1,500	1,570,875
Pennsylvania Intergovernmental Cooperative Authority Special Tax
5.000%, 06/15/08	1,000	1,034,370

6

Pittsburgh, Pennsylvania School District General Obligations
5.000%, 09/01/07	1,000	1,022,390
State of Pennsylvania General Obligations
5.000%, 01/15/07	650	658,671
5.500%, 07/01/07	6,280	6,449,497
5.250%, 10/01/07	3,090	3,173,646
5.000%, 10/01/09	2,950	3,102,574
TOTAL PENNSYLVANIA		18,037,823

SOUTH CAROLINA — (0.8%)
Piedmont Municipal Power Agency Electric Revenue Bonds Series 1985B
6.125%, 01/01/07	1,000	1,020,930
Richland County, South Carolina General Obligations
5.000%, 02/01/10	1,500	1,586,025
State of South Carolina General Obligations
5.000%, 04/01/09	1,900	1,985,804
TOTAL SOUTH CAROLINA		4,592,759

TENNESSEE — (1.7%)
Knox County, Tennessee General Obligations
4.500%, 04/01/08	2,000	2,039,700
Metro Government of Nashville & Davidson Counties General Obligations
5.000%, 11/15/08	2,000	2,076,020
Metro Government of Nashville & Davidson Counties Series A Prerefunded General Obligations
5.250%, 10/15/07	790	812,017
Metro Government of Nashville & Davidson Counties Series B Unrefunded General Obligations
5.250%, 10/15/07	210	215,853
Shelby County, Tennessee General Obligations
5.000%, 04/01/09	4,195	4,374,504
TOTAL TENNESSEE		9,518,094

TEXAS — (3.7%)
Dallas, Texas Waterworks & Sewer System
5.250%, 10/01/08	3,000	3,128,250
Houston, Texas General Obligations
5.500%, 03/01/06	70	70,000
5.500%, 03/01/06	430	430,000
Lower Colorado River Authority Revenue Bonds
5.250%, 05/15/08	1,000	1,037,340
San Antonio, Texas Pre Refunded General Obligations
5.000%, 08/01/07	20	20,423
San Antonio, Texas Unrefunded General Obligations
5.000%, 08/01/07	980	1,000,443
State of Texas General Obligations
5.000%, 08/01/09	4,000	4,184,680
Texas A&M University Revenue Bonds
5.375%, 05/15/08	1,360	1,413,761
5.000%, 05/15/09	4,000	4,176,240

7

Texas State University Systems Financing Revenue Bonds
5.000%, 03/15/09	2,245	2,342,411
Trinity River Authority Texas Regional Wastewater System Revenue Bonds
5.500%, 08/01/08	2,200	2,301,860
TOTAL TEXAS		20,105,408

UTAH — (1.3%)
Salt Lake City, Utah General Obligations
5.250%, 06/15/07	1,000	1,023,240
Salt Lake County, Utah Municipal Building Authority Lease Revenue Bonds
5.000%, 10/01/08	1,800	1,865,052
State of Utah General Obligations
4.000%, 07/01/08	3,000	3,035,820
Utah State Board of Regents Revenue Bonds
5.250%, 04/01/08	1,000	1,035,360
TOTAL UTAH		6,959,472

VERMONT — (0.2%)
Vermont Public Power Supply Authority
4.000%, 07/01/07	1,000	1,006,780

VIRGINIA — (4.5%)
Arlington County, Virginia General Obligations
4.000%, 01/15/09	4,000	4,063,800
Fairfax Country, Virginia General Obligations
5.000%, 06/01/09	3,465	3,631,597
Richmond, Virginia General Obligations
5.000%, 07/15/07	1,000	1,021,550
State of Virginia General Obligations
3.500%, 06/01/07	2,310	2,314,643
Virginia Commonwealth Transportation Board Federal Highway Reimbursement Notes
5.000%, 10/01/09	5,000	5,250,000
Virginia State Public Building Authority Revenue Bonds
5.000%, 08/01/09	4,000	4,197,800
Virginia State Public School Authority Pre-Refunded
5.250%, 08/01/09	25	26,428
Virginia State Public School Authority Un-Refunded
5.250%, 08/01/09	3,475	3,668,836
TOTAL VIRGINIA		24,174,654

WASHINGTON — (2.9%)
Grant County, Washington Public Utility Series H Revenue Bonds
5.000%, 01/01/10	2,000	2,105,040
King County, Washington Sewer Revenue Bonds
5.250%, 01/01/08	2,000	2,061,700
Seattle, Washington Drain & Wastewater Revenue Bonds
4.000%, 07/01/08	1,000	1,011,490

8

Seattle, Washington Light & Power Authority Revenue Bonds
4.000%, 08/01/09	5,940	6,028,862
Snohomish County, Washington School District Revenue Bonds
4.500%, 06/01/09	3,500	3,603,040
State of Washington General Obligations
5.500%, 09/01/07	1,000	1,029,460
TOTAL WASHINGTON		15,839,592

WISCONSIN — (0.8%)
Muskego Norway, Wisconsin School District General Obligations
5.000%, 04/01/07	1,000	1,016,340
State of Wisconsin General Obligations
5.000%, 05/01/07	1,000	1,017,560
5.250%, 05/01/09	2,000	2,103,780
TOTAL WISCONSIN		4,137,680

TOTAL MUNICIPAL BONDS		312,499,449

TAX EXEMPT COMMERCIAL PAPER — (41.5%)
ARIZONA — (3.0%)
City of Mesa, Arizona Municipal Bonds
3.050%, 04/05/06	4,000	3,999,627
Salt River Project Agricultural Improvement
3.100%, 03/10/06	4,000	4,000,041
3.300%, 05/17/06	5,000	4,999,800
3.220%, 06/07/06	500	499,705
3.380%, 08/02/06	2,500	2,500,300
TOTAL ARIZONA		15,999,473

CONNECTICUT — (0.6%)
State of Connecticut Health and Education
2.820%, 03/16/06	1,000	999,879
3.310%, 07/12/06	2,000	2,000,060
TOTAL CONNECTICUT		2,999,939

FLORIDA — (0.7%)
Sunshine State Government Finance
3.150%, 05/02/06	1,555	1,554,316
3.380%, 08/23/06	2,450	2,450,343
TOTAL FLORIDA		4,004,659

GEORGIA — (2.2%)
Burke County, Georgia Development Authority
3.050%, 03/02/06	6,000	6,000,000
3.030%, 03/03/06	6,000	6,000,000
TOTAL GEORGIA		12,000,000

MARYLAND — (2.0%)
Maryland Health & Higher Education
3.050%, 03/08/06	1,000	1,000,007
3.150%, 05/03/06	3,000	2,999,040

9

3.150%, 05/16/06	4,000	3,998,520
3.100%, 06/08/06	3,000	2,996,520
TOTAL MARYLAND		10,994,087

MASSACHUSETTS — (4.8%)
Massachusetts Health & Education Facility
3.150%, 05/18/06	2,003	2,001,898
3.250%, 05/23/06	2,030	2,029,553
3.100%, 06/01/06	1,000	998,990
3.100%, 06/05/06	2,000	1,996,660
Massachusetts Port Authority
3.050%, 04/03/06	1,000	999,912
3.320%, 06/09/06	3,000	2,999,490
3.200%, 06/26/06	5,000	4,996,150
Massachusetts Water Resource Authority
2.950%, 03/09/06	3,000	3,000,000
2.950%, 03/13/06	2,000	1,999,912
3.050%, 04/04/06	5,000	4,999,518
TOTAL MASSACHUSETTS		26,022,083

MINNESOTA — (2.2%)
University of Minnesota
3.050%, 04/04/06	3,000	3,000,000
3.070%, 06/06/06	5,000	4,994,100
3.230%, 06/06/06	4,000	3,997,880
TOTAL MINNESOTA		11,991,980

NEBRASKA — (1.9%)
Omaha Public Power District
3.220%, 06/23/06	4,100	4,097,294
3.380%, 08/14/06	2,000	2,000,240
3.380%, 08/16/06	4,000	4,000,520
TOTAL NEBRASKA		10,098,054

NEVADA — (0.9%)
Las Vegas, Nevada Valley Water Distribution Series B General Obligations
3.250%, 05/19/06	5,000	4,998,950

NEW YORK — (2.6%)
Dormitory Authority of New York
3.320%, 06/14/06	5,000	5,000,250
New York Power Authority
3.060%, 04/05/06	2,205	2,205,013
3.140%, 05/05/06	5,000	4,998,300
New York State Environmental Quality General Obligations
3.100%, 06/08/06	2,000	1,998,240
TOTAL NEW YORK		14,201,803

OHIO — (1.2%)
Ohio State University
3.050%, 06/02/06	6,500	6,492,135

10

SOUTH CAROLINA — (0.7%)
South Carolina Public Service
2.850%, 03/02/06	2,000	1,999,974
2.820%, 03/06/06	1,750	1,749,891
TOTAL SOUTH CAROLINA		3,749,865

TENNESSEE — (2.3%)
Tennessee State School Board Authority
2.850%, 03/03/06	2,790	2,789,929
3.180%, 06/02/06	1,400	1,399,006
3.200%, 06/07/06	8,500	8,494,390
TOTAL TENNESSEE		12,683,325

TEXAS — (14.4%)
City of San Antonio, Texas Electric
3.200%, 06/02/06	1,000	999,350
3.200%, 06/05/06	1,800	1,798,812
Dallas Area Rapid Transit
3.150%, 05/09/06	1,000	999,320
3.150%, 05/12/06	9,000	8,995,410
Harris County, Texas General Obligations
3.150%, 05/08/06	4,400	4,397,888
3.180%, 05/23/06	2,070	2,069,048
3.280%, 06/13/06	1,439	1,438,496
3.200%, 07/05/06	1,000	999,170
Houston, Texas General Obligations
2.920%, 03/07/06	3,000	2,999,886
3.200%, 06/01/06	3,000	2,998,080
3.100%, 06/05/06	4,000	3,995,800
Plano, Texas Health Facility
3.150%, 04/03/06	10,500	10,500,058
3.070%, 04/05/06	2,000	1,999,872
Texas Public Finance Authority
3.150%, 03/07/06	1,700	1,700,024
3.150%, 05/10/06	5,000	4,996,500
3.240%, 06/22/06	3,000	2,998,290
Texas Tech University Board of Regents
3.050%, 03/01/06	3,000	3,000,000
2.920%, 03/08/06	9,000	8,999,611
University of Texas Board of Regents
3.050%, 04/04/06	3,000	2,999,728
3.050%, 04/06/06	7,000	6,999,339
3.120%, 06/06/06	2,000	1,998,040
TOTAL TEXAS		77,882,722

UTAH — (1.5%)
Intermountain Power Agency
3.280%, 03/01/06	3,000	3,000,000
3.150%, 05/10/06	3,000	2,998,500
3.150%, 05/11/06	2,000	1,998,980
TOTAL UTAH		7,997,480

VIRGINIA — (0.5%)
IDA of The City of Hampton, Virginia
3.300%, 05/15/06	2,600	2,600,234

11

TOTAL TAX EXEMPT COMMERCIAL PAPER		224,716,789

	Shares
	(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
BlackRock Liquidity Funds MuniFund Portfolio	4,661	4,661,386

TOTAL INVESTMENTS — (100.0%)
(Cost $547,437,892)##		$541,877,624

12

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

February 28, 2006

(Unaudited)

Value †
Investments in Affiliated Investment Companies (100.0%):
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company.	$1,980,577,600

Total Investments in Affiliated Investment Companies (Cost $1,371,037,951)##	$1,980,577,600

1

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value†

COMMON STOCKS — (93.1%)
Industrials — (18.3%)
*	AAR Corp.	246,400	$6,236,384
*	Ablest, Inc.	200	1,710
	Abrams Industries, Inc.	8,073	33,584
*	Acco Brands Corp.	1,602	38,096
	Aceto Corp.	51,999	385,313
* #	Active Power, Inc.	212,248	989,076
* #	AGCO Corp.	178,900	3,497,495
*	AirNet Systems, Inc.	99,800	341,316
	Alamo Group, Inc.	52,500	1,252,650
*	Alaska Air Group, Inc.	180,700	5,791,435
	Albany International Corp. Class A	84,500	3,140,865
	Alexander & Baldwin, Inc.	124,836	6,083,258
*	Allied Defense Group, Inc.	50,400	1,154,160
	Ambassadors International, Inc.	43,656	771,838
*	Amerco, Inc.	43,600	3,873,424
* #	American Superconductor Corp.	45,774	461,402
	Ameron International Corp.	80,900	4,805,460
	Ampco-Pittsburgh Corp.	20,980	426,104
	Amrep Corp.	11,100	345,876
*	APAC Customer Services, Inc.	3,977	7,715
	Apogee Enterprises, Inc.	87,520	1,513,221
	Applied Industrial Technologies, Inc.	210,150	8,990,217
	Applied Signal Technologies, Inc.	35,772	838,496
	Arkansas Best Corp.	102,797	4,272,243
* #	Armor Holdings, Inc.	18,600	1,092,378
*	Artesyn Technologies, Inc.	194,017	2,114,785
*	Astec Industries, Inc.	58,569	2,103,798
*	Aviall, Inc.	61,600	2,350,040
*	Axsys Technologies, Inc.	15,580	257,849
*	AZZ, Inc.	42,300	964,017
*	Baker (Michael) Corp.	16,500	456,225
	Banta Corp.	12,700	618,617
	Barnes Group, Inc.	104,500	4,010,710
	Bowne & Co., Inc.	235,600	3,508,084
*	Butler International, Inc.	18,400	58,512
	C&D Technologies, Inc.	194,900	1,664,446
* #	Capstone Turbine Corp.	39,568	125,035
	Cascade Corp.	63,200	3,277,552
*	Casella Waste Systems, Inc. Class A	54,549	771,868
*	Catalytica Energy Systems, Inc.	67,976	89,728
*	CBIZ, Inc.	522,682	3,794,671
	CDI Corp.	152,100	3,724,929
*	Celadon Group, Inc.	58,171	1,401,921

1

	Central Parking Corp.	317,618	5,177,173
	Champion Industries, Inc.	5,200	32,266
*	Channell Commercial Corp.	3,900	20,085
	Chase Corp.	100	1,485
	Chicago Rivet & Machine Co.	200	3,970
	CIRCOR International, Inc.	144,405	3,985,578
*	Columbus McKinnon Corp.	58,100	1,562,890
	Comfort Systems USA, Inc.	336,300	3,695,937
*	Compudyne Corp.	55,403	369,538
	CompX International, Inc.	4,000	68,160
*	Consolidated Graphics, Inc.	40,700	2,078,549
* #	Continental Airlines, Inc.	212,500	4,951,250
*	Cornell Companies, Inc.	135,800	1,834,658
*	Corrections Corporation of America	85,300	3,668,753
*	Covenant Transport, Inc. Class A	107,340	1,663,770
*	Cross (A.T.) Co. Class A	31,700	144,235
	Cubic Corp.	176,600	3,818,092
*	Distributed Energy Systems Corp.	208,393	1,944,307
*	Dollar Thrifty Automotive Group, Inc.	187,800	7,583,364
	DRS Technologies, Inc.	14,339	756,669
*	Ducommun, Inc.	123,200	2,725,184
*	EGL, Inc.	66,700	2,698,015
*	Electro Rent Corp.	165,539	2,466,531
	ElkCorp	23,500	848,350
*	EMCOR Group, Inc.	141,000	6,146,190
*	Encore Wire Corp.	157,099	4,899,918
*	EnerSys	62,900	854,182
*	EnPro Industries, Inc.	239,700	7,854,969
	Espey Manufacturing & Electronics Corp.	800	13,584
*	Esterline Technologies Corp.	178,400	7,428,576
*	Exponent, Inc.	12,900	410,220
	Federal Signal Corp.	368,300	6,596,253
*	First Consulting Group, Inc.	244,112	1,525,700
*	Flanders Corp.	49,200	538,740
	Florida East Coast Industries, Inc.	77,300	3,929,932
*	Flowserve Corp.	21,600	1,110,240
*	Foster (L.B.) Co. Class A	12,800	193,024
*	Frontier Airlines, Inc.	314,270	2,262,744
*	Frozen Food Express Industries, Inc.	129,459	1,509,492
*	FTI Consulting, Inc.	29,300	818,642
* #	FuelCell Energy, Inc.	156,096	1,737,348
	G & K Services, Inc. Class A	169,049	6,609,816
*	Gardner Denver Machinery, Inc.	46,300	2,840,968
	GATX Corp.	138,700	5,506,390
*	Gehl Co.	104,687	3,464,093
*	General Cable Corp.	76,300	2,060,100
*	Genesee & Wyoming, Inc.	69,077	3,160,273
*	Genlyte Group, Inc.	59,275	3,667,937
	Gorman-Rupp Co.	9,500	216,315
*	GP Strategies Corp.	111,500	802,800
	Granite Construction, Inc.	97,600	4,523,760
	Greenbrier Companies, Inc.	3,300	124,674
*	Griffon Corp.	130,350	3,065,832
	Hardinge, Inc.	50,549	840,635
*	Hawaiian Holdings, Inc.	27,363	135,447

2

*	Hawk Corp.	17,600	269,280
#	Heico Corp.	80,986	2,382,608
	Heico Corp. Class A	28,590	743,626
*	Heidrick & Struggles International, Inc.	5,900	218,300
*	Henry Bros. Electronics, Inc.	600	3,600
*	Herley Industries, Inc.	145,399	2,734,955
	Hughes Supply, Inc.	189,200	8,750,500
	Hunt (J.B.) Transport Services, Inc.	69,027	1,633,179
*	Hurco Companies, Inc.	4,618	132,998
*	Huttig Building Products, Inc.	21,156	183,423
*	ICT Group, Inc.	7,100	168,554
	IKON Office Solutions, Inc.	836,200	10,996,030
*	Industrial Distribution Group, Inc.	106,182	815,478
*	Infrasource Services, Inc.	24,000	428,880
*	Innotrac Corp.	52,700	196,044
*	Insituform Technologies, Inc. Class A	154,880	4,167,821
*	Integrated Electrical Services, Inc.	199,900	192,903
	International Aluminum Corp.	950	37,525
*	International Shipholding Corp.	1,060	16,525
	Interpool, Inc.	143,200	2,809,584
*	Jacuzzi Brands, Inc.	104,155	1,018,636
	JLG Industries, Inc.	700	41,293
#	Joy Global, Inc.	2,307	118,949
*	JPS Industries, Inc.	1,400	4,270
*	Kadant, Inc.	133,628	2,524,233
	Kaman Corp. Class A	166,766	3,787,256
*	Kansas City Southern	253,200	5,866,644
	Kelly Services, Inc. Class A	223,573	6,034,235
	Kennametal, Inc.	102,400	5,988,352
*	Key Technology, Inc.	31,682	360,858
*	Kforce, Inc.	133,742	1,619,616
*	KVH Industries, Inc.	23,900	250,950
*	LaBarge, Inc.	1,000	16,740
*	Ladish Co., Inc.	59,600	1,310,604
	Laidlaw International, Inc.	27,100	747,960
*	Layne Christensen Co.	15,800	440,662
	Lennox International, Inc.	127,300	4,092,695
	LSI Industries, Inc.	128,756	2,000,868
*	Lydall, Inc.	138,092	1,224,876
*	M&F Worldwide Corp.	173,838	2,868,327
*	Mac-Gray Corp.	89,400	1,072,800
*	Magnetek, Inc.	199,500	798,000
*	MAIR Holdings, Inc.	201,234	1,028,306
*	Maxco, Inc.	2,700	15,565
	McGrath Rentcorp.	67,818	1,866,351
*	Meadow Valley Corp.	1,000	15,170
* #	Medialink Worldwide, Inc.	24,209	108,698
*	Merrimac Industries, Inc.	12,700	115,316
*	Mesa Air Group, Inc.	232,341	2,653,334
* #	Midwest Air Group, Inc.	127,400	682,864
*	Miller Industries, Inc.	47,700	1,216,350
*	Misonix, Inc.	56,356	331,373
*	Mobile Mini, Inc.	62,725	3,417,258
* #	Modtech Holdings, Inc.	120,284	933,404
*	Moog, Inc. Class A	44,812	1,503,891

3

	Mueller Industries, Inc.	61,700	2,036,717
	NACCO Industries, Inc. Class A	55,400	7,689,520
*	Nashua Corp.	10,700	72,878
*	National Patent Development Corp.	56,200	80,366
*	National Technical Systems, Inc.	22,700	117,132
*	NCI Building Systems, Inc.	101,700	5,866,056
*	NCO Group, Inc.	207,277	4,657,514
*	Old Dominion Freight Line, Inc.	28,687	756,189
*	On Assignment, Inc.	189,121	2,097,352
*	Orbital Sciences Corp.	357,406	5,443,293
	Outlook Group Corp.	6,490	68,794
*	P.A.M. Transportation Services, Inc.	65,508	1,377,633
*	Paragon Technologies, Inc.	625	6,363
*	Park-Ohio Holdings Corp.	31,600	654,752
*	Patrick Industries, Inc.	5,990	65,800
*	Patriot Transportation Holding, Inc.	289	19,583
*	Peerless Manufacturing Co.	2,400	42,000
*	PHH Corp.	123,100	3,519,429
*	Pico Holdings, Inc.	156,044	5,269,606
*	Powell Industries, Inc.	47,035	1,060,639
*	Power-One, Inc.	1,700	9,639
	Precision Castparts Corp.	32,004	1,697,492
	Preformed Line Products Co.	4,700	192,935
* #	PRG-Schultz International, Inc.	137,412	65,958
	Providence & Worcester Railroad Co.	11,000	178,860
*	Quanta Services, Inc.	721,400	9,875,966
	Quipp, Inc.	900	9,698
*	RailAmerica, Inc.	339,200	3,358,080
	Raven Industries, Inc.	13,279	468,483
*	RCM Technologies, Inc.	84,800	515,584
	Regal-Beloit Corp.	268,878	10,819,651
*	RemedyTemp, Inc.	52,700	553,350
*	Republic Airways Holdings, Inc.	188,116	2,637,386
	Robbins & Myers, Inc.	140,500	2,947,690
*	Rush Enterprises, Inc. Class A	147,530	2,729,305
*	Rush Enterprises, Inc. Class B	7,100	122,617
	Ryder System, Inc.	193,600	8,584,224
*	SCS Transportation, Inc.	142,786	3,859,506
*	Sequa Corp. Class A	5,900	500,969
*	Shaw Group, Inc.	197,300	6,579,955
*	SIFCO Industries, Inc.	150	635
*	Sitel Corp.	495,900	1,795,158
	Skywest, Inc.	290,816	8,424,940
	Smith (A.O.) Corp.	122,600	5,676,380
*	SOURCECORP, Inc.	100,502	2,572,851
	Sparton Corp.	1,800	15,498
*	Spherion Corp.	545,860	5,447,683
	Standard Register Co.	99,500	1,633,790
	Standex International Corp.	4,625	147,399
*	Sterling Construction Co., Inc.	8,800	162,096
	Stewart & Stevenson Services, Inc.	147,800	5,091,710
*	Stonepath Group, Inc.	60,200	36,120
*	Strategic Distribution, Inc.	3,490	34,097
	Supreme Industries, Inc.	26,920	201,362
*	Swift Transportation Co., Inc.	179,807	4,286,599

4

	Sypris Solutions, Inc.	149,885	1,554,307
*	TB Wood’s Corp.	36,700	440,400
*	Team, Inc.	600	17,760
*	TeamStaff, Inc.	70,500	117,735
	Tecumseh Products Co. Class A	66,719	1,508,517
	Tecumseh Products Co. Class B	6,900	139,794
*	TeleTech Holdings, Inc.	120,136	1,483,680
*	Terex Corp.	84,658	6,700,681
*	Tetra Tech, Inc.	11,535	205,438
*	The Geo Group, Inc.	19,200	433,920
*	The Lamson & Sessions Co.	53,100	1,253,691
*	Thomas & Betts Corp.	52,900	2,602,680
*	Timco Aviation Services, Inc.	8	30
#	Timken Co.	175,600	5,036,208
	Todd Shipyards Corp.	25,250	671,650
*	Trailer Bridge, Inc.	12,300	114,390
*	Transport Corporation of America, Inc.	600	6,012
*	TRC Companies, Inc.	135,317	1,497,959
	Tredegar Industries, Inc.	258,000	4,257,000
	Trinity Industries, Inc.	197,700	10,478,100
*	Triumph Group, Inc.	153,800	6,436,530
*	Tufco Technologies, Inc.	400	2,560
	Twin Disc, Inc.	6,254	328,085
*	U.S. Xpress Enterprises, Inc. Class A	15,716	268,115
*	United Rentals, Inc.	361,900	11,797,940
* #	United Stationers, Inc.	13,600	673,200
	Universal Forest Products, Inc.	106,237	6,568,634
*	URS Corp.	152,200	6,634,398
* #	US Airways Group, Inc.	37,331	1,235,283
* #	US Airways Group, Inc. Class A	2,050	0
*	USA Truck, Inc.	14,200	417,906
	Valmont Industries, Inc.	63,800	2,320,406
	Viad Corp.	81,800	2,618,418
	Vicor Corp.	101,713	2,023,072
*	Volt Information Sciences, Inc.	136,686	3,270,896
	Walter Industries, Inc.	8,711	573,445
	Washington Group International, Inc.	36,800	2,148,016
*	Waste Connections, Inc.	47,600	1,744,064
	Waste Industries USA, Inc.	105,673	1,637,932
*	Water Pik Technologies, Inc.	52,500	1,446,375
	Watsco, Inc. Class A	122,200	8,507,564
	Watts Water Technologies, Inc.	77,900	2,787,262
	Werner Enterprises, Inc.	237,334	4,611,400
*	Westaff, Inc.	69,600	306,929
*	Willis Lease Finance Corp.	24,301	231,103
*	Wolverine Tube, Inc.	131,300	481,871
	Woodward Governor Co.	51,222	1,646,787
*	Xanser Corp.	140,500	613,985
* #	YRC Worldwide, Inc.	1,131	54,107
Total Industrials			559,584,140

Consumer Discretionary — (17.2%)
*	4Kids Entertainment, Inc.	123,300	2,096,100
*	A.C. Moore Arts & Crafts, Inc.	13,057	235,026
*	Acme Communications, Inc.	128,867	472,942

5

*	Advanced Marketing Services, Inc.	99,195	396,780
*	Aftermarket Technology Corp.	171,244	3,715,995
*	Alderwoods Group, Inc.	230,801	3,942,081
*	All American Semiconductor, Inc.	12,500	58,875
*	Alloy, Inc.	45,603	600,592
	Ambassadors Group, Inc.	19,270	466,141
	American Axle & Manufacturing Holdings, Inc.	333,700	5,412,614
*	American Biltrite, Inc.	900	10,251
	American Greetings Corp. Class A	135,300	2,838,594
* #	America’s Car-Mart, Inc.	32,700	602,334
	Ameristar Casinos, Inc.	22,800	503,652
*	AnnTaylor Stores Corp.	151,875	5,513,062
*	Applica, Inc.	225,052	461,357
	Arctic Cat, Inc.	19,200	460,800
	ArvinMeritor, Inc.	181,900	3,045,006
*	Ashworth, Inc.	145,225	1,214,081
*	Audiovox Corp. Class A	159,237	2,033,456
* #	Avatar Holdings, Inc.	17,500	977,025
*	Aztar Corp.	136,500	4,119,570
*	Ballantyne of Omaha, Inc.	27,200	110,160
* #	Bally Total Fitness Holding Corp.	195,600	1,551,108
	Bandag, Inc.	12,150	519,655
	Bandag, Inc. Class A	18,100	667,709
	Bassett Furniture Industries, Inc.	85,930	1,657,590
#	Beazer Homes USA, Inc.	165,177	10,480,481
*	Big Dog Holdings, Inc.	200	2,010
*	Big Lots, Inc.	603,300	7,667,943
	Blair Corp.	16,798	692,917
#	Blockbuster, Inc. Class A	263,700	1,020,519
*	Bluegreen Corp.	293,400	4,656,258
	Bob Evans Farms, Inc.	279,013	8,138,809
*	Bombay Co., Inc.	371,800	1,174,888
	Bon-Ton Stores, Inc.	124,338	3,384,480
	Books-A—Million, Inc.	99,688	1,150,400
	Borders Group, Inc.	1,900	45,847
	BorgWarner, Inc.	219,500	12,241,515
	Bowl America, Inc. Class A	3,428	48,335
	Brown Shoe Company, Inc.	139,141	6,637,026
*	Buca, Inc.	147,860	836,888
	Building Materials Holding Corp.	71,135	4,787,385
	Burlington Coat Factory Warehouse Corp.	229,155	10,321,141
	Cadmus Communications Corp.	14,444	273,425
*	California Coastal Communities, Inc.	30,828	1,186,570
	Callaway Golf Co.	311,090	5,129,874
*	Capital Pacific Holdings, Inc.	40,800	714,000
*	Carriage Services, Inc.	167,759	832,085
*	Casual Male Retail Group, Inc.	128,542	1,171,018
*	Catalina Lighting, Inc.	1,720	15,480
	Cato Corp. Class A	42,350	883,844
*	Cavalier Homes, Inc.	75,800	535,906
*	Cavco Industries, Inc.	14,958	688,816
	CBRL Group, Inc.	166,068	7,378,401
*	Champps Entertainment, Inc.	121,861	982,200
#	Charles and Colvard, Ltd.	1,347	18,885
*	Charlotte Russe Holding, Inc.	145,495	2,648,009

6

*	Charming Shoppes, Inc.	503,634	6,743,659
*	Checkers Drive-In Restaurants, Inc.	62,667	920,578
*	Chromcraft Revington, Inc.	17,800	231,400
	Citadel Broadcasting Co.	274,100	3,053,474
	Coachmen Industries, Inc.	97,600	1,151,680
	Coast Distribution System, Inc.	1,300	9,425
*	Cobra Electronics Corp.	25,700	298,891
*	Concord Camera Corp.	91,277	100,405
#	Cooper Tire & Rubber Co.	315,500	4,700,950
*	Cost-U—Less, Inc.	2,500	19,900
*	Cox Radio, Inc.	136,200	1,883,646
*	CSK Auto Corp.	2,100	33,411
	CSS Industries, Inc.	37,700	1,161,160
*	Culp, Inc.	93,700	463,815
*	Cumulus Media, Inc. Class A	384,077	4,455,293
	Cutter & Buck, Inc.	72,711	869,624
*	Dave & Busters, Inc.	44,900	808,200
	Deb Shops, Inc.	21,226	671,803
*	Deckers Outdoor Corp.	2,400	81,360
* (R)	dELiA*s, Inc.	64,940	578,615
	Delta Apparel, Inc.	17,554	272,087
*	Delta Woodside Industries, Inc.	725	225
	Dillards, Inc. Class A	306,600	7,563,822
*	Dixie Group, Inc.	119,607	1,959,163
* #	Dominion Homes, Inc.	59,108	567,437
	Dover Motorsports, Inc.	149,611	743,567
*	drugstore.com, Inc.	11,500	28,980
*	Duckwall-ALCO Stores, Inc.	15,400	372,526
*	Dura Automotive Systems, Inc.	161,954	370,875
*	EMAK Worldwide, Inc.	4,400	36,256
*	Emerson Radio Corp.	47,888	153,242
*	Emmis Communications Corp. Class A	69,227	1,133,246
*	Enesco Group, Inc.	125,667	234,997
*	Entercom Communications Corp.	112,600	3,171,942
*	Entravision Communications Corp.	301,500	2,240,145
*	Fairchild Corp. Class A	221,088	526,189
*	Famous Dave’s of America, Inc.	7,268	100,371
	Fedders Corp.	3,600	5,292
	Finish Line, Inc. Class A	82,400	1,379,376
*	Finlay Enterprises, Inc.	73,647	624,527
	Flanigan’s Enterprises, Inc.	700	6,769
	Flexsteel Industries, Inc.	7,405	104,781
	Foot Locker, Inc.	42,120	973,393
*	Footstar, Inc.	60,500	281,325
* (R)	Fox & Hound Restaurant Group	3,900	63,258
*	Franklin Covey Co.	21,900	170,163
*	Franklin Electronic Publishers, Inc.	900	3,825
	Fred’s, Inc.	26,000	363,220
	Frisch’s Restaurants, Inc.	8,917	186,365
#	Furniture Brands International, Inc.	428,900	10,602,408
*	Gaiam, Inc.	18,824	259,771
*	GameTech International, Inc.	23,700	113,760
*	Gaylord Entertainment Co.	103,315	4,613,015
	Gentek, Inc.	8,300	157,368
*	G-III Apparel Group, Ltd.	12,700	203,073

7

*	Gottschalks, Inc.	15,600	142,116
	Gray Television, Inc.	347,528	2,926,186
	Gray Television, Inc. Class A	3,400	27,727
*	Group 1 Automotive, Inc.	179,600	6,875,088
*	Gymboree Corp.	153,098	3,499,820
*	Ha-Lo Industries, Inc.	21,800	0
	Hancock Fabrics, Inc.	105,000	435,750
	Handleman Co.	157,802	1,551,194
*	Harris Interactive, Inc.	253,723	1,425,923
*	Hartmarx Corp.	267,500	2,319,225
*	Hastings Entertainment, Inc.	68,000	359,720
	Haverty Furniture Co., Inc.	48,500	691,125
*	Hayes Lemmerz International, Inc.	44,160	138,221
	Hollinger International, Inc. Class A	700	6,510
*	Hollywood Media Corp.	3,100	15,066
	IHOP Corp.	73,400	3,736,060
	ILX Resorts, Inc.	21,600	223,344
*	Image Entertainment, Inc.	9,414	32,008
*	IMPCO Technologies, Inc.	119,690	749,259
* #	Infosonics Corp.	5,288	62,663
*	Insight Enterprises, Inc.	316,426	6,812,652
	Interactive Data Corp.	1,500	33,750
*	Interface, Inc. Class A	160,946	1,783,282
*	Interstate Hotels & Resorts, Inc.	173,004	826,959
* #	Isle of Capri Casinos, Inc.	34,062	1,032,419
	J. Alexander’s Corp.	14,795	118,656
*	J. Jill Group, Inc.	82,167	1,941,606
*	Jack in the Box, Inc.	18,900	756,000
*	Jaclyn, Inc.	300	2,445
*	Jakks Pacific, Inc.	221,554	5,498,970
*	Jo-Ann Stores, Inc.	87,900	1,169,070
*	Johnson Outdoors, Inc.	11,000	196,460
*	K2, Inc.	394,814	4,500,880
	Kellwood Co.	128,530	3,308,362
*	Keystone Automotive Industries, Inc.	63,000	2,784,600
	Kimball International, Inc. Class B	204,308	2,895,044
	K-Swiss, Inc. Class A	69,415	2,025,530
*	LaCrosse Footwear, Inc.	35	416
*	Lakeland Industries, Inc.	3,093	59,633
*	Lakes Entertainment, Inc.	102,654	1,016,275
	Landry’s Restaurants, Inc.	154,750	4,777,132
*	Lazare Kaplan International, Inc.	24,500	202,125
#	La-Z—Boy, Inc.	388,644	6,198,872
*	Lenox Group, Inc.	122,200	1,632,592
	Lifetime Brands, Inc.	21,800	492,244
*	Lin TV Corp.	116,900	1,090,677
	Lithia Motors, Inc. Class A	146,845	4,704,914
*	Lodgian, Inc.	101,800	1,276,572
	Lone Star Steakhouse & Saloon, Inc.	134,600	3,628,816
*	Luby’s, Inc.	171,885	2,562,805
	M/I Homes, Inc.	105,900	4,460,508
* #	Magna Entertainment Corp.	39,600	265,716
*	Main Street Restaurant Group, Inc.	78,300	430,650
	Marine Products Corp.	18,295	224,114
*	MarineMax, Inc.	39,800	1,228,228

8

*	Max & Erma’s Restaurants, Inc.	1,248	13,603
	McRae Industries, Inc. Class A	6,100	64,202
	MDC Holdings, Inc.	79,342	4,862,871
*	Meade Instruments Corp.	185,493	528,655
	Media General, Inc. Class A	99,000	4,959,900
*	Mestek, Inc.	2,900	37,497
	Modine Manufacturing Co.	221,747	6,220,003
	Monaco Coach Corp.	246,185	3,522,907
	Monro Muffler Brake, Inc.	17,550	634,959
*	Mothers Work, Inc.	49,887	1,241,687
*	Motorcar Parts of America, Inc.	7,500	101,250
	Movado Group, Inc.	169,900	3,703,820
#	Movie Gallery, Inc.	192,344	613,577
* #	Multimedia Games, Inc.	93,862	993,999
*	Nathan’s Famous, Inc.	13,610	166,722
	National Presto Industries, Inc.	13,000	568,750
*	National RV Holdings, Inc.	95,500	618,840
* #	Navigant International, Inc.	124,919	1,374,109
	Nelson (Thomas), Inc.	29,200	854,100
	Nobel Learning Communities, Inc.	4,900	46,550
	Noble International, Ltd.	7,251	111,303
*	O’Charleys, Inc.	174,106	3,092,123
*	Opinion Research Corp.	24,000	132,240
	Orleans Homebuilders, Inc.	5,900	115,286
	Oxford Industries, Inc.	68,100	3,117,618
* #	Palm Harbor Homes, Inc.	130,741	2,739,024
*	Payless ShoeSource, Inc.	184,445	4,371,346
*	PC Mall, Inc.	71,286	440,547
* #	Pegasus Communications Corp.	26,609	79,561
*	Perry Ellis International, Inc.	104,204	2,293,530
#	Phillips-Van Heusen Corp.	148,000	5,254,000
*	Phoenix Footwear Group, Inc.	52,000	278,200
#	Pier 1 Imports, Inc.	39,000	410,670
*	Pinnacle Entertainment, Inc.	140,370	3,937,378
*	Pomeroy IT Solutions, Inc.	110,911	1,031,472
*	Proliance International, Inc.	93,074	488,638
*	QEP Co., Inc.	2,100	22,470
* #	Quaker Fabric Corp.	56,579	160,119
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	135,425	613,475
*	R&B, Inc.	12,375	131,299
*	Radio One, Inc. Class A	138,445	1,169,860
*	Radio One, Inc. Class D	16,700	139,278
*	RC2 Corp.	35,091	1,264,329
*	RCN Corp.	120,085	3,002,125
*	Reading International, Inc. Class A	4,320	34,949
*	Reading International, Inc. Class B	3,380	26,533
*	Red Lion Hotels Corp.	23,500	273,775
*	Regent Communications, Inc.	417,638	1,908,606
*	Rent-Way, Inc.	232,200	1,571,994
*	Restoration Hardware, Inc.	62,424	335,841
* #	Retail Ventures, Inc.	270,300	3,584,178
*	Rex Stores Corp.	115,415	1,768,158
*	Rockford Corp.	58,531	234,709
*	Rocky Shoes & Boots, Inc.	3,500	83,090
*	Rubio’s Restaurants, Inc.	62,600	641,650

9

	Russ Berrie & Co., Inc.	79,700	1,083,123
	Russell Corp.	231,540	3,306,391
*	Ryan’s Restaurant Group, Inc.	323,417	4,272,339
	Ryland Group, Inc.	37,226	2,596,513
*	S&K Famous Brands, Inc.	3,700	61,605
*	Safety Components International, Inc.	129	1,919
	Saks, Inc.	234,700	4,435,830
* #	Salton, Inc.	121,300	173,459
	Sauer-Danfoss, Inc.	36,100	774,345
*	Scholastic Corp.	136,575	4,018,036
	Service Corp. International	480,500	3,819,975
* #	Sharper Image Corp.	132,664	1,565,435
*	Shiloh Industries, Inc.	183,281	2,987,480
*	Shoe Carnival, Inc.	117,951	2,650,359
*	Shoe Pavilion, Inc.	6,600	51,216
* #	Six Flags, Inc.	861,188	9,085,533
*	Skechers U.S.A., Inc. Class A	79,100	1,676,920
	Skyline Corp.	22,802	914,816
*	Smith & Wollensky Restaurant Group, Inc.	55,300	326,823
	Sonic Automotive, Inc.	235,200	6,230,448
*	Source Interlink Companies, Inc.	54,069	581,242
*	Southern Energy Homes, Inc.	15,300	91,800
*	Spanish Broadcasting System, Inc.	183,635	1,030,192
	Spartan Motors, Inc.	18,600	199,578
*	Sport-Haley, Inc.	7,000	35,350
	Stage Stores, Inc.	233,340	6,804,194
	Standard Motor Products, Inc.	124,050	1,316,170
	Standard Pacific Corp.	217,800	7,154,730
	Stanley Furniture, Inc.	5,000	127,500
*	Steinway Musical Instruments, Inc.	83,100	2,738,145
	Steven Madden, Ltd.	96,189	3,082,857
	Stewart Enterprises, Inc.	503,736	2,553,942
*	Stoneridge, Inc.	188,388	1,119,025
	Stride Rite Corp.	245,011	3,405,653
	Sturm Ruger & Co., Inc.	99,200	714,240
#	Superior Industries International, Inc.	242,800	5,232,340
	Superior Uniform Group, Inc.	3,700	40,996
	Syms Corp.	120,870	1,764,702
*	Syntax-Brillian Corp.	37,670	162,358
*	Systemax, Inc.	277,000	1,925,150
	Tandy Brand Accessories, Inc.	24,446	264,261
* #	Tarrant Apparel Group	49,437	57,347
#	Technical Olympic USA, Inc.	35,262	746,849
*	Tenneco Automotive, Inc.	19,200	434,880
*	The Dress Barn, Inc.	45,300	1,956,054
	The Marcus Corp.	145,500	2,390,565
	The Pep Boys - Manny, Moe & Jack	451,400	7,086,980
*	The Rowe Companies	13,000	22,880
*	The Sports Authority, Inc.	162,693	5,952,937
*	The Sports Club Co., Inc.	1,200	1,128
	Traffix, Inc.	105,200	547,040
*	Trans World Entertainment Corp.	271,500	1,629,000
*	Triple Crown Media, Inc.	34,752	232,838
*	Tweeter Home Entertainment Group, Inc.	226,485	1,820,939
*	Unifi, Inc.	558,500	1,714,595

10

	Unifirst Corp.	68,700	2,302,137
#	United Auto Group, Inc.	188,000	8,129,120
*	United Retail Group, Inc.	39,916	660,610
*	Universal Electronics, Inc.	6,256	112,358
*	Vail Resorts, Inc.	83,000	2,742,320
*	ValueVision Media, Inc. Class A	104,423	1,327,216
	Visteon Corp.	240,900	1,122,594
*	Warnaco Group, Inc.	285,081	6,616,730
* #	WCI Communities, Inc.	195,400	4,931,896
*	West Marine, Inc.	75,000	965,250
*	Western Metals Corp.	10,800	6,804
*	Wet Seal, Inc. Class A	919	4,880
*	Whitehall Jewelers, Inc.	58	93
*	William Lyon Homes, Inc.	28,500	2,425,350
*	Wilsons The Leather Experts, Inc.	44,900	150,415
	Wolverine World Wide, Inc.	11,250	248,175
*	Zapata Corp.	8,220	49,813
Total Consumer Discretionary			525,162,096

Financials — (16.3%)
	1st Source Corp.	240,398	6,406,607
	21st Century Insurance Group	444,700	7,204,140
*	ACE Cash Express, Inc.	51,917	1,278,716
	Advanta Corp. Class A	59,350	1,933,029
	Advanta Corp. Class B Non-Voting	127,155	4,459,326
*	Aether Holdings, Inc.	412,711	1,411,472
	Alfa Corp.	137,222	2,206,530
	Alliance Financial Corp.	400	12,840
	American Financial Group, Inc.	28,200	1,167,480
*	American Independence Corp.	19,991	239,892
*	American Physicians Capital, Inc.	82,560	4,069,382
	American Physicians Services Group, Inc.	1,900	24,586
	Ameris Bancorp	8,832	203,136
*	AmeriServe Financial, Inc.	132,518	601,632
	AmerUs Group Co.	71,500	4,307,875
*	Argonaut Group, Inc.	223,711	8,169,926
	ASB Financial Corp.	2,140	43,335
	Associated Banc-Corp	6,710	231,294
*	Atlantic American Corp.	29,700	76,923
	Baldwin & Lyons, Inc. Class B	82,950	2,053,012
*	Bancinsurance Corp.	11,695	57,305
	Bancorp Rhode Island, Inc.	400	13,700
	BankUnited Financial Corp. Class A	188,750	5,273,675
	Banner Corp.	103,796	3,321,472
	Bay View Capital Corp.	11,110	190,092
	Beverly Hills Bancorp, Inc.	153,681	1,595,209
*	BNS Holding, Inc. Class A	8,500	48,875
	Brookline Bancorp, Inc.	395,987	5,943,765
*	Brunswick Bancorp	25	325
	California First National Bancorp	12,900	174,150
	Camco Financial Corp.	9,600	135,456
	Capital Bank Corp.	100	1,556
	Capital Corp. of the West	10,767	362,202
*	Capital Crossing Bank	28,400	911,356
	Capital Southwest Corp.	275	26,496

11

	Carrollton Bancorp	200	3,031
	Cash America International, Inc.	149,500	4,006,600
	Cathay General Bancorp	63,954	2,278,681
	Center Bancorp, Inc.	34,242	387,277
	Central Bancorp, Inc.	3,717	105,934
*	Ceres Group, Inc.	327,827	1,773,544
	CFS Bancorp, Inc.	87,886	1,290,166
	Chemical Financial Corp.	197,684	6,363,448
	Citizens First Bancorp, Inc.	3,300	94,974
	Citizens South Banking Corp.	17,367	217,087
* #	Citizens, Inc.	190,549	1,013,721
	City Holding Co.	44,004	1,602,186
	Clark, Inc.	170,200	1,797,312
*	CNA Surety Corp.	326,291	5,670,938
	Columbia Banking System, Inc.	60,202	2,018,573
	Commerce Group, Inc.	72,400	3,910,324
	Commercial Capital Bancorp, Inc.	31,994	458,474
	Community Bank System, Inc.	295,200	6,396,984
	Community Banks, Inc.	4,721	131,480
	Community Capital Corp.	15	334
	Community Trust Bancorp, Inc.	27,690	878,327
	Community West Bancshares	14,800	210,086
* #	CompuCredit Corp.	141,962	5,366,164
*	Consumer Portfolio Services, Inc.	70,015	476,102
	Corus Bankshares, Inc.	37,800	2,269,890
*	Cowlitz Bancorporation	700	9,919
*	Credit Acceptance Corp.	115,568	2,732,028
	Delphi Financial Group, Inc. Class A	132,165	6,883,153
#	Delta Financial Corp.	25,400	232,664
	Dime Community Bancshares	90,487	1,237,862
	Donegal Group, Inc. Class A	121,290	2,965,540
	Donegal Group, Inc. Class B	4,000	90,980
	Downey Financial Corp.	99,900	6,348,645
	EMC Insurance Group, Inc.	65,002	1,593,849
*	Epoch Holding Corp.	13,000	71,500
	ESB Financial Corp.	64	756
	Exchange National Bancshares, Inc.	527	15,678
	F.N.B. Corp.	30,127	496,794
	FBL Financial Group, Inc. Class A	206,315	7,060,099
	Fidelity Southern Corp.	2,000	35,500
	Financial Federal Corp.	18,000	502,740
*	Financial Industries Corp.	41,366	355,748
	Financial Institutions, Inc.	2,500	47,800
*	Firebrand Financial Group, Inc.	1,000	75
	First Bancorp	7,626	169,526
	First Bancorp of Indiana, Inc.	100	2,240
*	First Bank of Delaware	1,320	3,089
*	First Cash Financial Services, Inc.	104,800	1,825,616
	First Charter Corp.	26,400	647,064
	First Citizens BancShares, Inc.	10,300	1,927,748
	First Commonwealth Financial Corp.	60,500	817,960
	First Community Bancorp	48,364	2,888,298
	First Community Bancshares, Inc.	295	9,623
	First Defiance Financial Corp.	12,400	342,116
	First Federal Bancshares of Arkansas, Inc.	12,900	297,345

12

	First Federal Bankshares, Inc.	300	6,810
	First Federal of Northern Michigan Bancorp, Inc.	450	4,230
	First Financial Corp.	377	10,820
	First Franklin Corp.	200	3,180
	First Indiana Corp.	70,643	1,949,061
*	First Investors Financial Services Group, Inc.	6,900	51,405
	First Keystone Financial, Inc.	200	3,910
	First M&F Corp.	442	15,622
*	First Mariner Bancorp, Inc.	12,475	231,661
	First Merchants Corp.	208,684	5,375,700
	First Mutual Bancshares, Inc.	6,395	162,369
	First Niagara Financial Group, Inc.	373,387	5,261,023
	First PacTrust Bancorp, Inc.	16,919	493,866
	First Place Financial Corp.	182,141	4,351,348
	First Republic Bank	86,650	3,144,528
	First State Bancorporation	30,040	775,633
	First United Corp.	517	11,172
	FirstBank NW Corp.	3,400	62,866
*	FirstCity Financial Corp.	100	1,174
* #	FirstFed Financial Corp.	79,900	4,794,799
	Flagstar Bancorp, Inc.	225,300	3,480,885
	Flushing Financial Corp.	39,375	652,837
#	FNB Corp. NC	11,300	234,136
	FNB Corp. VA	324	11,010
	FNB Financial Services Corp.	3,137	50,035
*	FPIC Insurance Group, Inc.	93,497	3,285,485
	Fremont General Corp.	193,400	4,587,448
	GB&T Bancshares, Inc.	36,610	763,318
	Great American Financial Resources, Inc.	87,400	1,728,772
	Guaranty Federal Bancshares, Inc.	7,998	226,823
	Hanover Insurance Group, Inc.	61,800	2,994,210
	Harbor Florida Bancshares, Inc.	14,200	539,742
	Harleysville Group, Inc.	241,605	6,361,460
	Harleysville Savings Financial Corp.	233	4,064
	Harrington West Financial Group, Inc.	205	3,313
#	HCC Insurance Holdings, Inc.	40,000	1,287,600
	HF Financial Corp.	1,600	30,480
	HMN Financial, Inc.	17,103	551,572
	HopFed Bancorp, Inc.	100	1,600
	Horace Mann Educators Corp.	374,900	6,991,885
	Horizon Financial Corp.	22,348	542,386
	IBERIABANK Corp.	9,625	555,940
	Independence Community Bank Corp.	201,797	8,269,641
	Independence Holding Co.	1,028	22,873
	Independent Bank Corp. MI	20,009	539,643
	Infinity Property & Casualty Corp.	204,007	8,090,918
	Integra Bank Corp.	114,682	2,475,984
*	Investment Technology Group, Inc.	11,300	513,924
	Investors Title Co.	1,100	47,549
	Irwin Financial Corp.	288,200	5,775,528
*	ITLA Capital Corp.	35,898	1,661,359
	Jefferies Group, Inc.	40,100	2,287,304
	Jefferson Bancshares, Inc.	500	6,725
*	Kennedy-Wilson, Inc.	13,500	205,875
	KNBT Bancorp, Inc.	114,233	1,807,166

13

*	Knight Capital Group, Inc.	508,600	6,403,274
* #	LaBranche & Co., Inc.	196,500	2,780,475
	Lakeland Bancorp, Inc.	1,907	29,711
	LandAmerica Financial Group, Inc.	139,200	9,284,640
	Leesport Financial Corp.	252	6,300
	Longview Fibre Co.	356,800	6,714,976
	LSB Bancshares, Inc.	301	5,418
	LSB Financial Corp.	200	6,094
	MAF Bancorp, Inc.	263,424	11,290,353
	MASSBANK Corp.	1,200	39,600
	MB Financial, Inc.	17,624	647,858
	MBT Financial Corp.	4,775	80,220
#	MCG Capital Corp.	272,142	4,163,773
*	Meadowbrook Insurance Group, Inc.	312,600	2,069,412
	Medallion Financial Corp.	146,287	1,775,924
	Merchants Group, Inc.	300	8,940
	Meta Financial Group, Inc.	3,584	75,264
	MicroFinancial, Inc.	27,200	99,280
	Midland Co.	12,148	409,023
	MidWestOne Financial Group, Inc.	40	756
	MutualFirst Financial, Inc.	365	7,884
	National Western Life Insurance Co. Class A	500	111,530
*	Navigators Group, Inc.	96,953	4,547,096
	NBC Capital Corp.	1,200	29,412
	NetBank, Inc.	39,562	294,737
	NewMil Bancorp, Inc.	4,000	121,800
*	Newtek Business Services, Inc.	32,800	60,680
	North Central Bancshares, Inc.	3,500	134,050
	Northrim BanCorp, Inc.	12,510	290,857
	Northway Financial, Inc.	300	11,160
	NYMAGIC, Inc.	18,900	476,280
	OceanFirst Financial Corp.	27,950	662,415
*	Ocwen Financial Corp.	544,500	5,346,990
#	Odyssey Re Holdings Corp.	254,770	5,982,000
	Ohio Casualty Corp.	228,300	6,988,263
	Omega Financial Corp.	70,250	2,284,530
*	Pacific Mercantile Bancorp	28,900	527,425
*	Pacific Premier Bancorp, Inc.	8,119	97,428
	Parkvale Financial Corp.	2,200	61,424
	Partners Trust Financial Group, Inc.	319,860	3,767,951
*	Penn Treaty American Corp.	104,300	1,084,720
	Pennfed Financial Services, Inc.	30,400	564,832
	Peoples Bancorp, Inc. IN	930	19,995
	Peoples Bancorp, Inc. OH	24,906	733,731
	Peoples Community Bancorp	145	2,958
	PFF Bancorp, Inc.	61,710	1,939,545
	Pinnacle Bancshares, Inc.	900	12,420
*	Piper Jaffray Companies, Inc.	78,800	3,914,784
*	PMA Capital Corp. Class A	374,291	3,600,679
	Pocahontas Bancorp, Inc.	10,200	131,784
	Potlatch Corp.	159,500	5,812,180
	Presidential Life Corp.	263,187	5,766,427
*	ProAssurance Corp.	88,980	4,563,784
	Provident Financial Holdings, Inc.	50,144	1,494,291
	Provident Financial Services, Inc.	423,903	7,884,596

14

*	PSB Bancorp, Inc.	11,700	148,005
#	Pulaski Financial Corp.	14,616	238,972
*	Rewards Network, Inc.	8,100	63,747
	Riverview Bancorp, Inc.	1,066	27,076
	RLI Corp.	138,900	7,322,808
*	RTW, Inc.	48,600	494,262
*	SCPIE Holdings, Inc.	17,100	388,854
*	Seabright Insurance Holdings	47,300	785,653
	Selective Insurance Group, Inc.	189,070	10,251,375
	Shore Financial Corp.	100	1,716
	Simmons First National Corp. Class A	173,380	4,936,129
	Sky Financial Group, Inc.	6,442	169,876
	Sound Federal Bancorp, Inc.	78,693	1,603,763
* #	South Street Financial Corp.	700	6,475
	Southern Community Financial Corp.	22,550	211,970
*	Standard Management Corp.	9,000	7,020
	State Auto Financial Corp.	351,136	11,440,011
	Sterling Bancorp	6,401	130,196
	Sterling Financial Corp.	116,215	3,363,262
	Stewart Information Services Corp.	132,200	6,206,790
*	Stifel Financial Corp.	39,513	1,514,533
*	Stratus Properties, Inc.	13,550	315,783
*	Sun Bancorp, Inc.	186,501	3,879,221
	Susquehanna Bancshares, Inc.	79,629	1,919,855
	Sussex Bancorp	200	2,938
	SWS Group, Inc.	67,900	1,654,723
	Synergy Financial Group, Inc.	52,043	695,294
	Texas United Bancshares, Inc.	961	18,259
	TF Financial Corp.	1,200	34,200
*	The Banc Corp.	106,242	1,213,284
	The Colonial BancGroup, Inc.	700	17,577
	The Phoenix Companies, Inc.	554,300	7,954,205
	TierOne Corp.	142,364	4,698,012
	Timberland Bancorp, Inc.	8,400	224,280
	Tower Financial Corp.	250	4,123
*	Trammell Crow Co.	102,600	3,332,448
*	Triad Guaranty, Inc.	77,198	3,504,017
	UICI	242,900	8,912,001
	UMB Financial Corp.	173,601	11,742,372
	Umpqua Holdings Corp.	283,155	7,625,364
*	Unico American Corp.	35,600	339,980
	UnionBancorp, Inc.	50	1,037
*	United America Indemnity, Ltd.	33,755	767,926
*	United Capital Corp.	100	2,697
	United Community Financial Corp.	354,398	4,337,832
	United Fire & Casualty Co.	8,800	314,952
	Unity Bancorp, Inc.	11,745	177,349
*	Universal American Financial Corp.	247,324	3,746,959
	Unizan Financial Corp.	32,222	879,661
	Vail Banks, Inc.	100	1,550
*	Vesta Insurance Group, Inc.	114,237	102,813
	Wainwright Bank & Trust Co.	1,150	11,730
	Washington Savings Bank, FSB	500	4,200
	Wayne Savings Bancshares, Inc.	2	30
	Webster Financial Corp.	8,134	383,518

15

	Wesbanco, Inc.	216,213	6,864,763
	Westbank Corp.	3,087	48,095
	Westcorp, Inc.	28,940	2,079,339
	Westwood Holdings Group, Inc.	7,696	150,072
*	WFS Financial, Inc.	25,200	2,074,716
	Willow Grove Bancorp, Inc.	81,856	1,389,915
*	Wilshire Enterprises, Inc.	11,000	91,960
	Wintrust Financial Corp.	700	36,876
*	World Acceptance Corp.	48,000	1,237,440
	WVS Financial Corp.	500	8,300
	Yardville National Bancorp	56,800	2,041,960
	Zenith National Insurance Corp.	21,450	1,104,675
Total Financials			496,273,749

Information Technology — (16.2%)
*	3Com Corp.	206,185	958,760
*	Actel Corp.	226,702	3,307,582
*	ActivCard Corp.	238,154	871,644
*	Adaptec, Inc.	436,871	2,734,812
*	Adept Technology, Inc.	4,950	40,491
*	Advanced Digital Information Corp.	463,232	4,011,589
*	Advanced Energy Industries, Inc.	11,402	163,277
*	Advanced Power Technology, Inc.	74,110	1,127,213
*	Aehr Test Systems	10,609	39,784
*	Aeroflex, Inc.	225,365	2,929,745
*	Aetrium, Inc.	5,350	28,730
*	Agile Software Corp.	489,190	3,394,979
	Agilysys, Inc.	267,173	3,817,902
*	Airspan Networks, Inc.	34,574	212,630
	Allen Organ Co. Class B	400	23,400
*	Alliance Semiconductor Corp.	243,125	634,556
	American Software, Inc. Class A	99,413	676,008
*	American Technical Ceramics Corp.	17,600	243,584
*	Amkor Technology, Inc.	30,474	270,609
*	Amtech Systems, Inc.	4,400	38,529
* #	Anadigics, Inc.	223,591	1,410,859
*	Analex Corp.	97,500	259,350
*	Analysts International Corp.	173,737	470,827
*	Anaren, Inc.	173,283	2,977,002
*	Andrew Corp.	246,942	3,348,534
#	Anixter International, Inc.	93,300	4,268,475
*	Answerthink, Inc.	192,687	1,179,244
*	APA Enterprises, Inc.	46,202	57,753
*	Applied Films Corp.	132,228	2,540,100
*	Applied Innovation, Inc.	115,000	470,350
*	Applied Micro Circuits Corp.	1,772,332	6,398,119
*	Ariba, Inc.	231,251	2,358,760
*	Arris Group, Inc.	410,106	5,204,245
*	Aspen Technology, Inc.	69,327	830,537
*	Astea International, Inc.	560	10,769
	Astro-Med, Inc.	11,570	115,700
*	Atmel Corp.	100,307	456,397
*	Avici Systems, Inc.	132,468	478,209
* #	Avid Technology, Inc.	24,913	1,166,925
*	Avnet, Inc.	3,652	91,775

16

*	Avocent Corp.	40,800	1,363,128
*	Aware, Inc.	117,358	632,560
*	Axcelis Technologies, Inc.	326,369	2,255,210
*	AXT, Inc.	71,447	207,911
* #	BearingPoint, Inc.	732,300	6,524,793
	Bel Fuse, Inc. Class A	1,014	28,798
	Belden CDT, Inc.	363,650	9,374,897
*	Bell Industries, Inc.	25,400	63,500
*	Bell Microproducts, Inc.	284,041	1,707,086
* #	Benchmark Electronics, Inc.	218,950	7,711,419
	Black Box Corp.	156,709	7,487,556
	Bogen Communications International, Inc.	34,900	213,763
*	Bookham, Inc.	105,900	739,182
*	Borland Software Corp.	173,581	921,715
*	Bottomline Technologies, Inc.	2,000	24,540
*	Brightpoint, Inc.	108,215	3,061,402
*	Brooks Automation, Inc.	2,800	43,932
*	CalAmp Corp.	316,613	3,181,961
*	Captaris, Inc.	289,719	1,138,596
*	Carrier Access Corp.	81,601	416,165
*	Catalyst Semiconductor, Inc.	73,355	370,443
*	C-COR, Inc.	137,319	974,965
* #	CellStar Corp.	181	588
*	Centillium Communications, Inc.	290,623	860,244
*	Checkpoint Systems, Inc.	158,500	4,526,760
*	Ciber, Inc.	608,800	3,524,952
*	Ciena Corp.	758,218	3,048,036
*	Ciprico, Inc.	13,737	80,774
*	Cirrus Logic, Inc.	85,907	652,034
*	Clarus Corp.	147,200	1,051,008
*	ClearOne Communications, Inc.	24,961	71,139
*	Coherent, Inc.	158,905	5,158,056
	Cohu, Inc.	45,205	954,730
*	Comarco, Inc.	38,100	455,295
* #	Commerce One, Inc.	110	0
*	CommScope, Inc.	132,000	3,166,680
	Communications Systems, Inc.	26,400	315,480
*	Computer Horizons Corp.	303,302	1,410,354
*	Computer Task Group, Inc.	118,800	479,952
*	Conexant Systems, Inc.	4,400	13,112
* #	Convera Corp.	217	2,127
*	Cosine Communications, Inc.	69,066	159,542
*	Covansys Corp.	54,627	818,312
*	Credence Systems Corp.	509,967	4,416,314
*	CSP, Inc.	1,400	7,868
	CTS Corp.	292,338	3,610,374
*	Cyberoptics Corp.	3,341	51,518
* #	Cypress Semiconductor Corp.	3,600	63,936
*	Datalink Corp.	62,200	329,660
	Dataram Corp.	17,600	85,360
*	Datastream Systems, Inc.	14,500	147,030
*	Delphax Technologies, Inc.	3,500	10,150
*	Digi International, Inc.	152,844	1,661,414
*	Digimarc Corp.	153,386	1,136,590
* #	Digital Angel Corp.	163,100	636,090

17

*	Digital Insight Corp.	17,431	576,095
*	Digitas, Inc.	37,083	523,983
*	Diodes, Inc.	17,392	657,070
*	Ditech Communications Corp.	200,219	2,064,258
*	Dot Hill Systems Corp.	357,491	2,416,639
*	Dycom Industries, Inc.	53,555	1,143,399
*	Dynamics Research Corp.	7,200	98,208
*	Echelon Corp.	186,533	1,510,917
*	Edgewater Technology, Inc.	55,300	327,929
*	eFunds Corp.	62,300	1,687,084
*	Electro Scientific Industries, Inc.	106,060	2,647,258
*	Electroglas, Inc.	116,890	515,485
*	Electronics for Imaging, Inc.	234,892	6,299,803
*	eLoyalty Corp.	23,100	311,388
*	EMCORE Corp.	137,382	1,064,711
*	EMS Technologies, Inc.	116,537	2,039,398
*	Emulex Corp.	4,000	71,200
*	Entrust, Inc.	8,400	31,080
*	ePlus, Inc.	111,809	1,576,507
*	ESS Technology, Inc.	305,418	1,142,263
*	Evans & Sutherland Computer Corp.	13,790	84,809
*	Exar Corp.	277,259	3,451,875
	Fair Isaac Corp.	5,226	222,732
*	Fairchild Semiconductor Corp. Class A	45,900	797,742
*	FEI Co.	29,800	596,298
*	Forrester Research, Inc.	21,847	493,961
	Frequency Electronics, Inc.	12,483	162,279
*	FSI International, Inc.	354,699	2,096,271
* #	Genesis Microchip, Inc.	149,922	3,223,323
*	Gerber Scientific, Inc.	220,188	2,287,753
	Gevity HR, Inc.	10,900	274,462
*	Giga-Tronics, Inc.	205	513
*	Glenayre Technologies, Inc.	174,930	682,227
* #	Global Imaging Systems, Inc.	11,500	415,150
*	Globecomm Systems, Inc.	69,800	457,888
* #	Globix Corp.	65,200	120,620
* #	Glowpoint, Inc.	20,300	12,434
*	GSE Systems, Inc.	31,704	52,312
*	GTSI Corp.	89,377	678,371
*	hi/fn, Inc.	57,000	400,710
*	Hutchinson Technology, Inc.	111,700	3,072,867
*	Hypercom Corp.	342,100	2,630,749
* #	Ibis Technology Corp.	42,577	145,613
*	iGATE Capital Corp.	274,226	1,823,603
	Imation Corp.	177,500	7,783,375
*	InFocus Corp.	353,973	1,437,130
* #	Informatica Corp.	4,400	70,488
	Inforte Corp.	118,201	489,352
*	InfoSpace, Inc.	58,100	1,400,791
*	Ingram Micro, Inc.	88,700	1,754,486
*	Innovex, Inc.	185,712	796,704
*	InsWeb Corp.	12,300	31,488
*	Integrated Device Technology, Inc.	317,386	4,713,182
*	Integrated Silicon Solution, Inc.	374,609	2,367,529
*	Intergraph Corp.	91,020	3,300,385

18

*	Interland, Inc.	69,759	403,905
*	Intermec, Inc.	91,800	2,816,424
*	Internet Commerce Corp.	23,500	99,170
*	Internet Security Systems, Inc.	32,189	750,326
*	Interphase Corp.	1,100	6,765
*	Interwoven, Inc.	415,370	3,613,719
*	Intest Corp.	4,499	20,111
*	Intrado, Inc.	10,000	256,600
*	IntriCon Corp.	9,400	55,460
* #	Intrusion, Inc.	14,325	27,791
*	Iomega Corp.	483,600	1,354,080
*	iPass, Inc.	143,800	1,061,244
*	iVillage, Inc.	12,340	100,571
*	IXYS Corp.	114,300	1,223,010
*	Jaco Electronics, Inc.	20,250	72,293
*	JDA Software Group, Inc.	284,653	3,908,286
*	Keane, Inc.	264,500	3,105,230
*	Kemet Corp.	713,900	6,360,849
*	Key Tronic Corp.	11,100	43,290
*	Keynote Systems, Inc.	78,600	884,250
* #	Komag, Inc.	60,544	2,835,881
*	Lattice Semiconductor Corp.	685,622	3,119,580
* #	Lawson Software, Inc.	9,900	78,705
*	LeCroy Corp.	88,900	1,315,720
*	Lightbridge, Inc.	319,341	3,132,735
*	LogicVision, Inc.	55,099	74,935
*	LTX Corp.	24,539	138,891
*	Management Network Group, Inc.	167,916	402,998
*	Manugistic Group, Inc.	420,822	782,729
*	Mapinfo Corp.	103,395	1,394,799
*	Mastec, Inc.	216,700	2,806,265
*	MatrixOne, Inc.	72,000	437,040
*	Maxtor Corp.	555,585	5,333,616
*	McDATA Corp. Class A	670,154	2,962,081
*	McDATA Corp. Class B	76,000	305,520
*	MedQuist, Inc.	138,400	1,937,600
*	Merix Corp.	194,778	1,885,451
*	MetaSolv, Inc.	47,480	123,448
	Methode Electronics, Inc.	64,298	788,936
*	Metrologic Instruments, Inc.	6,755	151,380
*	Micro Linear Corp.	24,400	37,820
*	Microtune, Inc.	120,410	650,214
*	MIPS Technologies, Inc.	2,828	23,755
*	MKS Instruments, Inc.	353,893	7,913,047
*	Moldflow Corp.	43,500	612,045
*	Motive, Inc.	54,500	180,940
*	MPS Group, Inc.	727,800	11,018,892
*	MRO Software, Inc.	175,200	2,582,448
*	MRV Communications, Inc.	48,506	142,123
* #	MSC.Software Corp.	155,100	2,822,820
*	MTM Technologies, Inc.	4,000	16,000
	MTS Systems Corp.	41,975	1,658,852
*	Nanometrics, Inc.	139,587	1,853,715
*	Napco Security Systems, Inc.	9,120	138,715
*	Neoforma, Inc.	132,364	1,311,727

19

*	NeoMagic Corp.	100	685
*	Neoware Systems, Inc.	101,271	2,484,178
*	NetIQ Corp.	166,463	1,881,032
*	NetRatings, Inc.	158,500	2,065,255
*	NetScout Systems, Inc.	270,024	1,825,362
*	Network Engines, Inc.	106,400	231,941
*	Network Equipment Technologies, Inc.	239,300	978,737
*	Newport Corp.	306,470	5,436,778
*	Nu Horizons Electronics Corp.	174,839	1,526,349
*	Nuance Communications, Inc.	539,275	5,770,243
*	NumereX Corp. Class A	9,400	77,174
* #	NYFIX, Inc.	174,417	1,156,385
*	O.I. Corp.	1,055	12,660
*	Omtool, Ltd.	1,028	7,217
*	Oplink Communications, Inc.	5,196	84,955
*	OPNET Technologies, Inc.	159,503	1,531,229
*	OPTi, Inc.	36,853	61,176
*	Optical Cable Corp.	66,571	334,852
*	Optical Communication Products, Inc.	85,764	242,712
*	OSI Systems, Inc.	150,816	3,129,432
*	Overland Storage, Inc.	123,241	1,054,943
*	OYO Geospace Corp.	26,100	1,236,879
* #	Palm, Inc.	50,400	2,081,520
	Park Electrochemical Corp.	132,850	3,835,380
*	Paxar Corp.	272,200	5,220,796
*	PC Connection, Inc.	226,618	1,241,867
*	PC-Tel, Inc.	211,937	1,600,124
*	Peerless Systems Corp.	14,200	106,074
*	Pegasus Solutions, Inc.	229,973	2,124,951
*	Pegasystems, Inc.	275,225	2,251,341
*	Pemstar, Inc.	126,951	293,257
*	Perceptron, Inc.	85,535	696,255
*	Performance Technologies, Inc.	49,400	390,260
*	Pericom Semiconductor Corp.	335,572	3,023,504
*	Pervasive Software, Inc.	112,905	478,717
*	Pfsweb, Inc.	33,483	54,246
*	Phoenix Technologies, Ltd.	149,415	1,035,446
*	Photronics, Inc.	213,093	3,744,044
*	Pixelworks, Inc.	16,779	75,673
*	Planar Systems, Inc.	206,266	3,205,374
*	PLATO Learning, Inc.	124,041	982,405
*	Plexus Corp.	234,090	7,856,060
*	PLX Technology, Inc.	83,330	1,006,626
* #	Polycom, Inc.	97,110	1,885,876
* #	Powerwave Technologies, Inc.	348,796	5,120,325
	Printronix, Inc.	17,832	263,557
	Programmers Paradise, Inc.	100	1,252
*	Qualstar Corp.	300	1,245
*	Quantum Corp.	1,235,500	4,410,735
*	QuickLogic Corp.	174,562	874,556
*	Quovadx, Inc.	118,911	338,896
*	RadiSys Corp.	144,802	2,641,188
*	Raindance Communications, Inc.	139,506	369,691
*	REMEC, Inc.	16,817	22,367
*	RF Monolithics, Inc.	32,177	180,835

20

	Richardson Electronics, Ltd.	84,135	711,782
*	Rofin-Sinar Technologies, Inc.	53,859	2,837,292
*	RSA Security, Inc.	22,450	329,566
*	Rudolph Technologies, Inc.	99,776	1,644,308
*	S1 Corp.	116,800	481,216
*	Safeguard Scientifics, Inc.	306,800	582,920
*	SafeNet, Inc.	163,700	4,079,404
*	SBS Technologies, Inc.	172,900	1,917,461
* #	SCM Microsystems, Inc.	103,748	357,931
*	Seachange International, Inc.	138,241	1,245,551
*	Segue Software, Inc.	6,600	56,034
*	Selectica, Inc.	275,600	757,900
*	Semitool, Inc.	135,949	1,717,036
*	Silicon Storage Technology, Inc.	412,826	1,865,974
*	SimpleTech, Inc.	295,675	1,230,008
*	Sipex Corp.	155,700	467,100
*	Skyworks Solutions, Inc.	490,029	2,577,553
*	Somera Communications, Inc.	14,126	7,346
*	SonicWALL, Inc.	670,859	4,501,464
*	Spectrum Control, Inc.	64,800	482,760
*	Standard Microsystems Corp.	124,900	4,061,748
*	Stellent, Inc.	271,173	2,969,344
*	Stratos International, Inc.	141,821	954,455
*	SumTotal Systems, Inc.	61,462	264,287
*	Sunrise Telecom, Inc.	54,300	94,482
*	Suntron Corp.	2,797	7,272
*	Sycamore Networks, Inc.	899,443	4,200,399
*	Sykes Enterprises, Inc.	263,381	3,508,235
*	Symmetricom, Inc.	203,028	1,821,161
*	SYNNEX Corp.	3,900	72,033
	TALX Corp.	4,633	148,071
	Technitrol, Inc.	212,464	4,648,712
*	TechTeam Global, Inc.	84,200	905,150
*	Telular Corp.	91,579	286,642
*	Terayon Communication Systems, Inc.	61,201	164,019
*	Tessco Technologies, Inc.	2,240	41,440
*	TheStreet.com, Inc.	7,045	54,669
*	THQ, Inc.	43,350	1,040,400
*	TIBCO Software, Inc.	61,320	531,644
*	Tier Technologies, Inc. Class B	214,762	1,632,191
*	TII Network Technologies, Inc.	5,200	12,324
*	Tollgrade Communications, Inc.	179,510	2,558,018
*	Transcat, Inc.	7,000	35,700
*	Triquint Semiconductor, Inc.	845,807	4,009,125
*	TTM Technologies, Inc.	223,970	2,891,453
*	Tumbleweed Communications Corp.	11,600	32,712
*	Tut Systems, Inc.	196	588
*	Tyler Technologies, Inc.	72,200	715,502
*	Ulticom, Inc.	136,009	1,520,581
*	Ultratech, Inc.	57,501	1,149,445
* #	ValueClick, Inc.	143,600	2,514,436
*	Veeco Instruments, Inc.	70,650	1,419,359
*	Viasat, Inc.	48,100	1,291,485
*	Vicon Industries, Inc.	10,000	32,000
*	Vignette Corp.	277,305	4,464,611

21

*	Vitesse Semiconductor, Inc.	256,114	806,759
*	Vitria Technology, Inc.	107,225	292,724
* #	Vyyo, Inc.	57,771	411,330
*	WatchGuard Technologies, Inc.	329,912	1,339,443
*	webMethods, Inc.	66,384	493,897
*	White Electronics Designs Corp.	269,909	1,632,949
	Wireless Telecom Group, Inc.	95,300	263,981
	Woodhead Industries, Inc.	101,453	1,471,069
*	Zhone Technologies, Inc.	460,493	1,123,603
*	Zomax, Inc.	264,719	542,674
*	Zones, Inc.	450	3,033
*	Zoran Corp.	388,871	7,691,868
*	Zygo Corp.	161,734	2,780,207
Total Information Technology			494,440,152

Materials — (9.1%)
*	AEP Industries, Inc.	22,271	599,535
	Airgas, Inc.	120,800	4,395,912
*	AK Steel Holding Corp.	2,054	22,799
	Albemarle Corp.	123,200	5,229,840
* #	Aleris International, Inc.	122,786	5,258,924
	AMCOL International Corp.	38,500	1,062,985
*	American Pacific Corp.	4,200	24,066
	Aptargroup, Inc.	39,700	2,106,085
	Arch Chemicals, Inc.	161,800	4,565,996
	Atlantis Plastics, Inc.	850	7,565
	Bairnco Corp.	10,900	105,185
*	Brush Engineered Materials, Inc.	217,700	3,790,157
*	Buckeye Technologies, Inc.	325,800	2,870,298
	Calgon Carbon Corp.	185,700	1,444,746
*	Caraustar Industries, Inc.	239,252	2,433,193
	Carpenter Technology Corp.	143,600	12,003,524
	Castle (A.M.) & Co.	71,850	2,034,792
*	Century Aluminum Co.	143,176	5,095,634
*	Chaparral Steel Co.	115,000	5,268,150
#	Chemtura Corp.	312,136	3,458,467
	Chesapeake Corp.	160,193	2,112,946
	Commercial Metals Co.	238,800	10,815,252
*	Continental Materials Corp.	750	21,000
	CPAC, Inc.	12,800	51,968
	Cytec Industries, Inc.	92,800	4,949,952
	Eagle Materials, Inc.	63,900	3,458,907
	Ferro Corp.	22,100	443,768
*	FMC Corp.	7,200	437,832
	Friedman Industries, Inc.	3,440	26,282
	Gibraltar Industries, Inc.	237,663	6,062,783
	Glatfelter (P.H.) Co.	355,800	5,849,352
*	Graphic Packaging Corp.	56,668	147,337
	Greif, Inc. Class A	2,100	121,611
	H.B. Fuller Co.	99,191	4,027,155
*	ICO, Inc.	24,600	101,598
	Kronos Worldwide, Inc.	52,612	1,531,009
#	LaFarge North America, Inc.	200	16,574
*	Lesco, Inc.	74,400	1,208,993
	Louisiana-Pacific Corp.	370,000	10,519,100

22

*	Material Sciences Corp.	128,400	1,670,484
	Minerals Technologies, Inc.	132,500	7,092,725
	Myers Industries, Inc.	414,757	6,636,112
*	NewMarket Corp.	180,900	6,235,623
	Niagara Corp.	14,900	260,750
#	NL Industries, Inc.	122,200	1,611,818
	NN, Inc.	78,006	962,594
*	Northwest Pipe Co.	27,750	734,543
	Olin Corp.	1,500	31,515
	Olympic Steel, Inc.	105,413	2,778,687
*	OM Group, Inc.	130,900	2,776,389
*	Omnova Solutions, Inc.	14,300	86,801
*	Oregon Steel Mills, Inc.	172,500	6,534,300
	Penford Corp.	8,800	139,700
*	PolyOne Corp.	94,180	822,191
	Pope & Talbot, Inc.	121,300	918,241
	Quaker Chemical Corp.	74,292	1,485,097
	Quanex Corp.	87,600	5,437,332
	Reliance Steel & Aluminum Co.	175,826	14,486,304
	Roanoke Electric Steel Corp.	10,600	296,270
	Rock-Tenn Co. Class A	308,200	4,043,584
	Rotonics Manufacturing, Inc.	6,625	21,200
	RPM International, Inc.	233,400	4,210,536
*	RTI International Metals, Inc.	113,773	4,784,155
	Ryerson Tull, Inc.	227,900	5,752,196
	Schnitzer Steel Industries, Inc. Class A	213,389	6,636,398
	Schulman (A.), Inc.	302,547	7,088,676
	Schweitzer-Maudoit International, Inc.	146,400	3,762,480
	Sensient Technologies Corp.	357,300	6,402,816
	Spartech Corp.	267,100	6,463,820
	Steel Dynamics, Inc.	255,300	11,743,800
	Steel Technologies, Inc.	98,748	2,724,457
	Stepan Co.	30,900	825,339
*	Stillwater Mining Co.	234,000	3,044,340
	Summa Industries, Inc.	15,808	122,512
*	Synalloy Corp.	7,400	96,200
*	Terra Industries, Inc.	494,300	3,504,587
	Texas Industries, Inc.	151,900	9,214,254
*	U.S. Concrete, Inc.	347,253	4,351,080
#	United States Steel Corp.	8	436
*	Universal Stainless & Alloy Products, Inc.	31,678	615,820
	Valhi, Inc.	57,700	1,029,945
	Vulcan International Corp.	400	21,700
	Wausau-Mosinee Paper Corp.	505,100	6,566,300
	Wellman, Inc.	291,300	1,829,364
	Worthington Industries, Inc.	280,100	5,489,960
* #	Zoltek Companies, Inc.	74,231	1,281,227
Total Materials			276,305,930

Energy — (5.9%)
	Adams Resources & Energy, Inc.	10,100	265,529
* #	AstroPower, Inc.	600	0
*	Atwood Oceanics, Inc.	1,100	99,198
*	Bolt Technology Corp.	5,600	67,872
*	Brigham Exploration Co.	3,500	29,995

23

*	Bristow Group, Inc.	133,100	3,974,366
	Cabot Oil & Gas Corp.	85,050	3,849,363
*	Callon Petroleum Co.	208,000	3,677,440
	Castle Energy Corp.	53,500	1,201,075
	Cimarex Energy Co.	15,595	665,283
*	Clayton Williams Energy, Inc.	35,700	1,551,879
*	Comstock Resources, Inc.	127,700	3,588,370
*	Dawson Geophysical Co.	4,600	122,682
*	Edge Petroleum Corp.	64,114	1,791,345
*	Energy Partners, Ltd.	16,400	377,036
*	Forest Oil Corp.	157,400	7,814,910
*	Giant Industries, Inc.	93,200	5,424,240
	Gulf Island Fabrication, Inc.	23,700	538,701
*	Gulfmark Offshore, Inc.	147,955	4,056,926
*	Hanover Compressor Co.	499,937	7,639,037
*	Harvest Natural Resources, Inc.	74,900	674,849
	Helmerich & Payne, Inc.	170,300	11,200,631
	Holly Corp.	36,231	2,162,991
*	Houston Exploration Co.	95,812	5,541,766
*	Infinity, Inc.	13,950	119,970
* #	Input/Output, Inc.	525,000	3,969,000
*	Key Energy Group, Inc.	400,100	5,981,495
#	Lufkin Industries, Inc.	40,400	2,091,104
	Maritrans, Inc.	10,600	241,256
	MarkWest Hydrocarbon, Inc.	15,674	358,621
#	Massey Energy Co.	158,220	5,885,784
* #	Matrix Service Co.	132,886	1,471,048
*	Meridian Resource Corp.	581,465	2,465,412
*	Mitcham Industries, Inc.	54,253	908,738
*	NATCO Group, Inc. Class A	64,200	1,590,876
*	Newpark Resources, Inc.	417,000	3,110,820
	Noble Energy, Inc.	16	673
	Occidental Petroleum Corp.	55,949	5,121,571
*	Oceaneering International, Inc.	5,300	292,242
*	Oil States International, Inc.	117,200	4,046,916
	Overseas Shipholding Group, Inc.	113,600	5,744,752
*	Parallel Petroleum Corp.	97	1,650
*	Parker Drilling Co.	4,900	45,325
	Penn Virginia Corp.	44,980	2,782,013
* #	Petrohawk Energy Corp.	70,092	885,262
*	Petroleum Development Corp.	29,750	1,279,547
*	Plains Exploration & Production Co.	300	12,225
*	Pride International, Inc.	13,495	417,940
	Range Resources Corp.	189,750	4,540,717
	Resource America, Inc.	175,601	2,883,368
	RPC, Inc.	30,450	645,235
*	SEACOR Holdings, Inc.	119,942	8,752,168
	St. Mary Land & Exploration Co.	20,000	767,800
*	Stone Energy Corp.	193,352	8,004,773
*	Superior Energy Services, Inc.	1,700	44,200
*	Swift Energy Corp.	134,400	5,209,344
#	Tesoro Petroleum Corp.	24,800	1,498,168
*	TETRA Technologies, Inc.	50,150	1,885,640
*	TransMontaigne, Inc.	406,100	3,061,994
*	U.S. Energy Corp. Wyoming	4,600	25,024

24

*	Unit Corp.	55,600	2,956,252
*	Universal Compression Holdings, Inc.	199,300	8,719,375
	USEC, Inc.	650,600	8,093,464
*	Veritas DGC, Inc.	88,900	3,745,357
*	W-H Energy Services, Inc.	38,600	1,524,700
*	Whiting Petroleum Corp.	31,618	1,283,691
	World Fuel Services Corp.	42,300	1,281,690
Total Energy			180,062,684

Health Care — (4.9%)
*	Abiomed, Inc.	1,600	16,640
*	Accelrys, Inc.	219,552	1,361,222
*	Air Methods Corp.	115,010	2,726,887
*	Albany Molecular Research, Inc.	306,347	3,091,041
*	Allied Healthcare International, Inc.	65,000	314,600
*	Allied Healthcare Products, Inc.	19,621	110,270
*	Allos Therapeutics, Inc.	7,800	25,116
	Alpharma, Inc. Class A	312,700	9,459,175
*	American Dental Partners, Inc.	36,300	472,989
	American Shared Hospital Services	11,130	74,571
	Analogic Corp.	107,699	5,810,361
*	Andrx Corp.	5,400	105,840
*	Angeion Corp.	6	24
*	Applera Corp. - Celera Genomics Group	81,800	939,882
*	Arena Pharmaceuticals, Inc.	146,401	2,592,762
*	Arqule, Inc.	90,526	487,030
	Atrion Corp.	3,900	290,885
*	ATS Medical, Inc.	88,942	244,590
*	Avigen, Inc.	156,024	889,337
*	Beverly Enterprises, Inc.	153,600	1,898,496
*	Bio-Rad Laboratories, Inc. Class A	1,200	68,772
*	BioScrip, Inc.	399,059	2,861,253
*	Bioveris Corp.	9,700	41,807
*	Bruker BioSciences Corp.	458,833	2,050,984
*	Caliper Life Sciences, Inc.	255,474	1,693,793
	Cambrex Corp.	194,900	3,609,548
*	Candela Corp.	54,915	1,051,622
*	Cantel Medical Corp.	14,725	252,092
*	Capital Senior Living Corp.	261,500	2,811,125
* #	Cell Genesys, Inc.	24,581	173,050
*	Cerus Corp.	50	541
	Chemed Corp.	13,400	742,896
*	Cholestech Corp.	8,290	95,832
	CNS, Inc.	32,700	679,833
*	Conmed Corp.	133,719	2,588,800
*	Cross Country Healthcare, Inc.	357,045	6,537,494
*	CryoLife, Inc.	28,400	126,380
*	CuraGen Corp.	36,046	179,870
* #	Curative Health Services, Inc.	1,058	132
	Datascope Corp.	37,324	1,423,911
*	Dendreon Corp.	27,338	133,136
*	Discovery Partners International, Inc.	226,525	543,660
*	DJ Orthopedics, Inc.	14,300	498,784
*	DUSA Pharmaceuticals, Inc.	12,369	89,675
* #	Dynacq Healthcare, Inc.	17,000	55,828

25

*	Emisphere Technologies, Inc.	16,709	104,933
*	Encore Medical Corp.	325,152	1,937,910
*	Enzon Pharmaceuticals, Inc.	14,100	95,316
* #	Epicept Corp.	27,103	88,356
*	E-Z—EM, Inc.	3,600	73,692
*	First Horizon Pharmaceutical Corp.	149,472	3,067,165
*	Five Star Quality Care, Inc.	47,800	396,740
*	Gene Logic, Inc.	342,114	1,306,875
*	Genesis HealthCare Corp.	45,108	1,793,043
*	Gentiva Health Services, Inc.	16,300	271,558
*	Greatbatch, Inc.	168,300	3,721,113
*	Hanger Orthopedic Group, Inc.	229,200	1,395,828
*	Harvard Bioscience, Inc.	255,885	1,276,866
*	HealthTronics, Inc.	195,607	1,422,063
*	Hi-Tech Pharmacal Co., Inc.	2,095	51,621
*	HMS Holdings Corp.	81,400	700,040
	Hooper Holmes, Inc.	498,900	1,416,876
*	Horizon Health Corp.	16,608	383,147
*	Human Genome Sciences, Inc.	35,711	447,102
*	ImmunoGen, Inc.	126,750	579,247
*	IMPATH Bankruptcy Liquidating Trust	49,705	99,410
*	IMPATH, Inc.	49,705	0
*	IntegraMed America, Inc.	10,732	118,374
*	Intermagnetics General Corp.	17,391	511,643
*	Iridex Corp.	18,762	154,786
*	Kendle International, Inc.	102,621	3,258,217
	Kewaunee Scientific Corp.	5,200	47,996
* #	Kindred Healthcare, Inc.	172,900	3,738,098
	LCA-Vision, Inc.	24,230	1,056,428
*	Lexicon Genetics, Inc.	17,007	69,729
*	Lifecore Biomedical, Inc.	58,233	761,688
	Manor Care, Inc.	56,389	2,331,685
*	Maxygen, Inc.	151,744	1,180,568
*	MedCath Corp.	99,493	2,280,380
*	Medical Staffing Network Holdings, Inc.	271,700	1,396,538
*	MEDTOX Scientific, Inc.	27,800	232,130
*	Microtek Medical Holdings, Inc.	366,089	1,288,633
*	Molecular Devices Corp.	151,386	4,818,616
*	Monogram Biosciences, Inc.	99,677	198,357
*	Nabi Biopharmaceuticals	45,600	187,416
* #	Nanogen, Inc.	47,000	118,440
	National Home Health Care Corp.	9,481	106,411
*	Natus Medical, Inc.	39,796	794,328
*	Neurogen Corp.	124,154	836,798
*	New Brunswick Scientific Co., Inc.	9,393	68,193
*	North American Scientific, Inc.	68,812	157,586
*	NovaMed, Inc.	113,374	838,968
*	Novoste Corp.	1,976	5,474
*	Nutraceutical International Corp.	17,800	255,786
	NWH, Inc.	20,800	258,960
* #	OCA, Inc.	14,800	5,624
* #	Occulogix, Inc.	15,500	56,420
#	Omnicare, Inc.	66,400	4,040,440
	Option Care, Inc.	79,107	1,109,080
*	Orthologic Corp.	84,705	490,442

26

*	Oscient Pharmaceutical Corp.	81,153	163,929
*	Osteotech, Inc.	151,414	691,962
*	Parexel International Corp.	54,729	1,402,157
*	PDI, Inc.	76,187	739,776
*	Pediatric Services of America, Inc.	79,872	1,016,771
*	Pediatrix Medical Group, Inc.	2,200	207,636
	Perrigo Co.	18,426	292,789
*	Per-Se Technologies, Inc.	41,860	1,057,384
*	Pharmacopia Drug Discovery, Inc.	57,148	276,025
*	Pharmacyclics, Inc.	28,677	136,216
	PolyMedica Corp.	55,895	2,260,394
*	PRAECIS Pharmaceuticals, Inc.	31,573	188,175
* #	PSS World Medical, Inc.	65,019	1,123,528
*	Quidel Corp.	78,739	885,026
*	Radiologix, Inc.	152,700	288,603
*	RehabCare Group, Inc.	47,500	958,550
*	Res-Care, Inc.	111,873	2,046,157
*	Rita Medical Systems, Inc.	105,475	394,476
*	Rochester Medical Corp.	3,400	38,216
*	Sangamo BioSciences, Inc.	25,730	163,643
*	Savient Pharmaceuticals, Inc.	79,700	412,049
*	Seattle Genetics, Inc.	9,100	48,048
*	Sequenom, Inc.	32,150	20,897
*	Serologicals Corp.	80,126	1,938,248
*	Sonic Innovations, Inc.	181,200	782,784
*	SRI/Surgical Express, Inc.	19,100	116,892
*	Staar Surgical Co.	47,757	387,787
*	Strategic Diagnostics, Inc.	60,946	226,719
*	Sunrise Senior Living, Inc.	189,000	6,701,940
*	Synovis Life Technologies, Inc.	145,141	1,370,131
*	Theragenics Corp.	311,528	1,052,965
*	Third Wave Technologies, Inc.	36,100	111,545
* #	Thoratec Corp.	87,274	1,755,953
*	Titan Pharmaceuticals, Inc.	97,300	336,658
*	Tripos, Inc.	4,800	15,120
*	Urologix, Inc.	250	937
*	Viasys Healthcare, Inc.	66,800	1,949,224
*	Vical, Inc.	87,346	411,400
	Vital Signs, Inc.	9,169	468,169
	West Pharmaceutical Services, Inc.	4,800	154,992
*	Zoll Medical Corp.	125,423	3,292,354
Total Health Care			148,511,894

Consumer Staples — (3.7%)
	Alico, Inc.	8,600	388,978
	Alliance One International, Inc.	563,975	2,509,689
#	American Italian Pasta Co.	65,500	284,925
	Andersons, Inc.	9,300	523,125
	Cal-Maine Foods, Inc.	27,215	174,176
	Casey’s General Stores, Inc.	197,017	5,167,756
*	Central Garden & Pet Co.	54,068	2,939,136
	Chiquita Brands International, Inc.	244,900	4,217,178
	Corn Products International, Inc.	287,700	7,756,392
	Flowers Foods, Inc.	175,037	4,813,517
* #	Great Atlantic & Pacific Tea Co., Inc.	193,500	6,242,310

27

*	Griffin Land & Nurseries, Inc. Class A	1,900	60,325
*	Hain Celestial Group, Inc.	262,978	6,137,907
	Imperial Sugar Co. (New)	89,205	2,337,171
	Ingles Market, Inc. Class A	101,307	1,672,579
	Inter Parfums, Inc.	17,450	305,375
*	Interstate Bakeries Corp.	170,600	1,219,790
	J & J Snack Foods Corp.	37,680	1,279,236
	J. M. Smucker Co.	27,774	1,097,628
	Lance, Inc.	214,350	4,659,969
	Longs Drug Stores Corp.	136,300	5,229,831
#	Marsh Supermarkets, Inc. Class A	3,100	26,989
	MGP Ingredients, Inc.	127,391	1,698,122
*	Monterey Pasta Co.	128,818	503,678
	Nash Finch Co.	85,348	2,645,788
	National Beverage Corp.	299	2,583
*	Natrol, Inc.	11,400	25,080
	Nature’s Sunshine Products, Inc.	47,408	804,514
	Oil-Dri Corp. of America	27,600	517,776
*	Omega Protein Corp.	230,229	1,448,140
*	Parlux Fragrances, Inc.	1,000	34,590
*	Pathmark Stores, Inc.	212,515	2,137,901
* #	Performance Food Group Co.	245,264	7,203,404
#	Pilgrim’s Pride Corp.	160,000	3,689,600
*	PriceSmart, Inc.	264,889	2,119,112
*	Pyramid Breweries, Inc.	35,161	85,090
	Ralcorp Holdings, Inc.	4,900	189,238
* #	Redhook Ale Brewery, Inc.	44,573	155,381
	Ruddick Corp.	180,100	4,354,818
* #	San Filippo (John B.) & Son, Inc.	65,902	962,169
	Sanderson Farms, Inc.	6,850	159,742
*	Scheid Vineyards, Inc.	13,600	85,000
	Seaboard Corp.	2,633	3,933,702
*	Smart & Final Food, Inc.	274,400	4,143,440
	Spartan Stores, Inc.	121,029	1,426,932
	Tasty Baking Co.	66,600	476,856
	The Topps Co., Inc.	83,078	671,270
	Universal Corp.	216,000	8,784,720
	Weis Markets, Inc.	103,428	4,619,094
*	Wild Oats Markets, Inc.	87,633	1,573,012
* #	Winn-Dixie Stores, Inc.	239,700	87,490
Total Consumer Staples			113,582,224

Telecommunication Services — (1.0%)
*	@Road, Inc.	323,400	1,668,744
*	Boston Communications Group, Inc.	70,430	118,322
*	Broadwing Corp.	132,118	1,183,777
*	Crown Castle International Corp.	16,733	524,580
	CT Communications, Inc.	144,406	1,911,935
	D&E Communications, Inc.	90,008	913,581
*	General Communications, Inc. Class A	153,591	1,727,899
	Hector Communications Corp.	5,300	146,545
*	IDT Corp.	80,598	953,474
*	IDT Corp. Class B	404,800	4,813,072
*	LCC International, Inc. Class A	185,086	555,258
*	Premiere Global Services, Inc.	75,245	617,761

28

*	Price Communications Corp.	105,780	1,771,815
*	SBA Communications Corp.	55	1,237
*	SunCom Wireless Holdings, Inc.	617,500	1,049,750
	SureWest Communications	164,291	4,153,276
*	TALK America Holdings, Inc.	318,975	2,720,857
*	Time Warner Telecom, Inc.	215,524	2,722,068
	USA Mobility, Inc.	29,096	838,547
*	Wireless Facilities, Inc.	90,931	409,190
*	Xeta Corp.	40,697	80,173
Total Telecommunication Services			28,881,861

Utilities — (0.5%)
	Chesapeake Utilities Corp.	2,400	72,408
	Connecticut Water Services, Inc.	28,755	729,227
	Delta Natural Gas Co., Inc.	1,700	44,013
*	Dynegy, Inc.	121,850	659,209
#	Empire District Electric Co.	1,400	30,968
	Energen Corp.	36,200	1,293,426
	Energy West, Inc.	266	2,498
	Florida Public Utilities Co.	200	2,840
	New Jersey Resources Corp.	90,200	4,059,000
	South Jersey Industries, Inc.	245,300	7,015,580
*	Southern Union Co.	79,591	1,959,543
	Unitil Corp.	735	18,743
Total Utilities			15,887,455

Other — (0.0%)
*	ePresence, Inc. Escrow Shares	49,500	6,435
*	Petrocorp, Inc. Escrow Shares	4,900	294
Total Other			6,729

TOTAL COMMON STOCKS			2,838,698,914

RIGHTS/WARRANTS — (0.0%)

* #	Angeion Corp. Warrants 10/31/07	6	0
* (R)	Del Global Technologies Corp. Warrants 03/28/08	131	275
* #	RCN Corp. Warrants 12/21/06	14	0
*	Trump Entertainment Resorts, Inc. Warrants 05/23/06	3,055	10,692
			10,967

TOTAL RIGHTS/WARRANTS			10,967

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (6.9%)
	Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $142,970,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $142,140,219) to be repurchased at $139,369,144	$139,352	139,351,570

	Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collateralized by $43,820,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $43,565,674) to be repurchased at $42,715,950	42,711	42,710,587

	Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $30,359,000 FHLMC Notes 4.00%, 09/22/09, valued at $29,941,564) to be repurchased at $29,502,605	29,499	29,499,000
TOTAL TEMPORARY CASH INVESTMENTS			211,561,157

TOTAL INVESTMENTS — (100.0%)
(Cost $2,136,010,846)##			$3,050,271,038

29

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value†

COMMON STOCKS — (89.6%)
Information Technology — (19.3%)
*	3Com Corp.	92,800	$431,520
*	Acacia Research-Acacia Technologies	48,920	406,036
*	Access Integrated Technologies, Inc.	18,800	214,132
*	Actel Corp.	40,200	586,518
*	ActivCard Corp.	26,755	97,923
* #	Activision, Inc.	151,533	1,894,163
*	Actuate Corp.	90,874	352,591
	Acxiom Corp.	49,200	1,273,296
*	Adaptec, Inc.	178,544	1,117,685
*	ADDvantage Technologies Group, Inc.	2,600	14,586
*	ADE Corp.	4,600	152,168
*	Adept Technology, Inc.	440	3,599
#	Adobe Systems, Inc.	51,391	1,984,720
#	Adtran, Inc.	33,700	927,424
*	Advanced Digital Information Corp.	102,800	890,248
*	Advanced Energy Industries, Inc.	33,500	479,720
*	Advanced Power Technology, Inc.	14,800	225,108
*	Advent Software, Inc.	39,278	1,091,928
*	Aehr Test Systems	1,700	6,375
*	Aeroflex, Inc.	82,603	1,073,839
*	Aetrium, Inc.	17,022	91,408
*	Agile Software Corp.	83,000	576,020
	Agilysys, Inc.	26,200	374,398
*	Airspan Networks, Inc.	69,800	429,270
* #	Akamai Technologies, Inc.	21,600	572,400
	Allen Organ Co. Class B	700	40,950
*	Alliance Semiconductor Corp.	56,343	147,055
*	Altiris, Inc.	45,200	895,412
	American Software, Inc. Class A	19,893	135,272
*	American Technical Ceramics Corp.	5,300	73,352
*	Amkor Technology, Inc.	99,200	880,896
*	Amtech Systems, Inc.	5,075	44,439
*	Anadigics, Inc.	56,886	358,951
*	Analex Corp.	19,700	52,402
*	Analysts International Corp.	34,400	93,224
*	Anaren, Inc.	32,422	557,010
*	Andrew Corp.	93,517	1,268,091
#	Anixter International, Inc.	34,718	1,588,349
*	Ansoft Corp.	11,834	463,538
*	Answerthink, Inc.	87,922	538,083
*	Ansys, Inc.	18,000	853,560
*	Anteon International Corp.	9,600	530,784
*	Applied Films Corp.	19,105	367,007

1

*	Applied Innovation, Inc.	14,200	58,078
*	Applied Micro Circuits Corp.	221,469	799,503
*	Applix, Inc.	3,800	24,586
* #	aQuantive, Inc.	62,300	1,656,557
*	Ariba, Inc.	117,646	1,199,989
*	Arris Group, Inc.	109,900	1,394,631
*	Art Technology Group, Inc.	36,400	106,652
*	Aspen Technology, Inc.	50,500	604,990
*	Astea International, Inc.	100	1,923
	Astro-Med, Inc.	1,741	17,410
*	Asyst Technologies, Inc.	78,426	765,438
*	Atheros Communications	27,400	563,892
*	Atmel Corp.	89,923	409,150
*	ATMI, Inc.	39,500	1,186,185
*	Authentidate Holding Corp.	22,400	56,672
*	Autobytel, Inc.	42,200	197,074
*	Avici Systems, Inc.	21,791	78,666
* #	Avid Technology, Inc.	23,178	1,085,658
*	Avocent Corp.	50,090	1,673,507
*	Aware, Inc.	38,376	206,847
*	Axcelis Technologies, Inc.	61,824	427,204
*	Axesstel, Inc.	10,600	14,734
*	AXS-One, Inc.	10,700	27,285
*	AXT, Inc.	22,001	64,023
* #	Bankrate, Inc.	14,500	524,175
*	BearingPoint, Inc.	149,400	1,331,154
	Bel Fuse, Inc. Class A	700	19,880
	Bel Fuse, Inc. Class B	10,804	357,720
	Belden CDT, Inc.	29,400	757,932
*	Bell Industries, Inc.	3,000	7,500
*	Bell Microproducts, Inc.	44,534	267,649
*	Benchmark Electronics, Inc.	47,200	1,662,384
*	Bitstream, Inc.	3,900	31,395
	Black Box Corp.	14,138	675,514
*	Blackboard, Inc.	6,700	193,027
*	Blonder Tongue Laboratories, Inc.	1,300	2,860
*	Blue Coat Systems, Inc.	15,500	329,065
	Bogen Communications International, Inc.	5,100	31,238
*	Bookham, Inc.	68,989	481,543
*	Borland Software Corp.	60,056	318,897
*	Bottomline Technologies, Inc.	26,981	331,057
*	Brightpoint, Inc.	54,056	1,529,244
*	BroadVision, Inc.	10,360	5,594
*	Brocade Communications Systems, Inc.	162,626	857,039
*	Brooks Automation, Inc.	52,204	819,081
*	BSQUARE Corp.	16,700	55,110
*	Cabot Microelectronics Corp.	23,500	801,820
* #	CACI International, Inc. Class A	15,700	946,239
*	CalAmp Corp.	46,900	471,345
*	California Micro Devices Corp.	38,695	235,653
*	Callidus Software, Inc.	2,710	10,840
*	CallWave, Inc.	18,500	83,805
	CAM Commerce Solutions, Inc.	2,700	59,535
*	Captaris, Inc.	46,952	184,521
*	Carreker Corp.	46,355	274,422

2

*	Carrier Access Corp.	35,900	183,090
*	Catalyst Semiconductor, Inc.	31,090	157,005
*	Catapult Communications Corp.	28,218	392,512
*	C-COR, Inc.	64,792	460,023
*	Centillium Communications, Inc.	71,800	212,528
* #	Cenuco, Inc.	24,000	80,160
*	CEVA, Inc.	39,791	239,940
*	CGI Holding Corp.	8,400	15,708
*	CheckFree Corp.	23,800	1,177,148
*	Checkpoint Systems, Inc.	42,200	1,205,232
*	Cherokee International Corp.	10,012	51,362
*	Chordiant Software, Inc.	128,409	425,034
*	Ciber, Inc.	84,251	487,813
*	Ciena Corp.	231,800	931,836
*	Ciprico, Inc.	700	4,116
*	Cirrus Logic, Inc.	122,493	929,722
*	Clarus Corp.	22,400	159,936
*	ClearOne Communications, Inc.	1,138	3,243
*	CMGI, Inc.	53,110	77,541
*	CNET Networks, Inc.	65,500	906,520
	Cognex Corp.	30,800	847,308
*	Cognitronics Corp.	700	2,107
*	Coherent, Inc.	31,100	1,009,506
	Cohu, Inc.	26,600	561,792
*	Comarco, Inc.	5,800	69,310
* #	Commerce One, Inc.	1,966	0
*	CommScope, Inc.	60,400	1,448,996
	Communications Systems, Inc.	2,900	34,655
*	Computer Horizons Corp.	62,039	288,481
*	Computer Task Group, Inc.	26,400	106,656
*	Comtech Telecommunications Corp.	24,158	756,870
*	Concur Technologies, Inc.	29,300	444,188
*	Concurrent Computer Corp.	50,590	132,546
*	Conexant Systems, Inc.	196,714	586,208
* #	Convera Corp.	38,855	380,779
*	Corillian Corp.	37,354	144,186
*	Cosine Communications, Inc.	13,200	30,492
*	Covansys Corp.	52,400	784,952
*	Credence Systems Corp.	94,864	821,522
* #	Cree, Inc.	49,000	1,467,550
*	CSG Systems International, Inc.	41,600	914,368
*	CSP, Inc.	1,400	7,868
	CTS Corp.	29,900	369,265
*	Cyberoptics Corp.	16,335	251,886
*	Cybersource Corp.	45,800	382,888
*	Cymer, Inc.	35,000	1,574,300
* #	Cypress Semiconductor Corp.	101,300	1,799,088
	Daktronics, Inc.	20,244	717,447
*	Datalink Corp.	16,100	85,330
	Dataram Corp.	8,837	42,859
*	Datastream Systems, Inc.	8,300	84,162
*	Datawatch Corp.	532	1,889
*	Delphax Technologies, Inc.	3,100	8,990
*	Digi International, Inc.	43,500	472,845
*	Digimarc Corp.	12,777	94,678

3

*	Digital Angel Corp.	75,100	292,890
*	Digital Insight Corp.	43,700	1,444,285
*	Digital River, Inc.	20,700	779,148
*	Digital Theater Systems, Inc.	25,400	468,630
*	Digitas, Inc.	88,033	1,243,906
*	Diodes, Inc.	14,150	534,587
*	Ditech Communications Corp.	50,800	523,748
*	DocuCorp International, Inc.	19,547	151,978
*	Dot Hill Systems Corp.	73,200	494,832
*	DSP Group, Inc.	31,500	847,350
*	Dycom Industries, Inc.	44,334	946,531
*	Dynamics Research Corp.	9,500	129,580
*	EarthLink, Inc.	115,901	1,149,738
*	Echelon Corp.	49,077	397,524
*	eCollege.com, Inc.	33,361	688,237
* #	EDGAR Online, Inc.	23,800	97,580
*	Edgewater Technology, Inc.	8,267	49,023
*	EFJ, Inc.	46,300	537,080
*	eFunds Corp.	48,400	1,310,672
*	Electro Scientific Industries, Inc.	43,100	1,075,776
*	Electroglas, Inc.	37,996	167,562
*	Electronics for Imaging, Inc.	58,200	1,560,924
*	eLoyalty Corp.	8,100	109,188
*	Embarcadero Technologies, Inc.	42,297	289,734
*	EMCORE Corp.	73,965	573,229
*	EMS Technologies, Inc.	19,700	344,750
*	Emulex Corp.	53,200	946,960
* #	Endwave Corp.	500	4,660
*	Entegris, Inc.	149,686	1,565,716
*	Enterasys Networks, Inc.	11	153
*	Entrust, Inc.	78,850	291,745
*	Epicor Software Corp.	48,400	601,128
*	EPIQ Systems, Inc.	29,951	658,023
*	ePlus, Inc.	16,770	236,457
*	Equinix, Inc.	19,200	1,006,848
*	ESS Technology, Inc.	33,900	126,786
*	Euronet Worldwide, Inc.	20,300	711,718
*	Evans & Sutherland Computer Corp.	4,800	29,520
*	Exar Corp.	38,893	484,218
*	Excel Technology, Inc.	21,623	645,663
*	Extreme Networks, Inc.	207,016	958,484
* #	F5 Networks, Inc.	14,179	961,620
	Factset Research Systems, Inc.	17,200	673,380
	Fair Isaac Corp.	27,471	1,170,814
*	Fairchild Semiconductor Corp. Class A	13,900	241,582
*	FalconStor Software, Inc.	35,500	330,150
*	Fargo Electronics	19,187	363,210
* #	Faro Technologies, Inc.	12,900	206,271
*	FEI Co.	29,294	586,173
*	Filenet Corp.	36,300	934,362
*	Finisar Corp.	106,500	296,070
* #	Flir Systems, Inc.	26,000	671,840
*	Forgent Networks, Inc.	27,942	50,296
*	FormFactor, Inc.	33,000	1,215,720
*	Forrester Research, Inc.	35,403	800,462

4

*	Foundry Networks, Inc.	106,700	1,498,068
	Frequency Electronics, Inc.	1,500	19,500
*	FSI International, Inc.	58,924	348,241
*	Gartner Group, Inc.	47,100	663,168
*	Gateway, Inc.	164,850	389,046
*	Genesis Microchip, Inc.	41,976	902,484
*	Gerber Scientific, Inc.	37,900	393,781
	Gevity HR, Inc.	23,000	579,140
*	Giga-Tronics, Inc.	200	500
*	Glenayre Technologies, Inc.	123,371	481,147
* #	Global e-Point, Inc.	18	68
*	Global Imaging Systems, Inc.	25,700	927,770
*	Globecomm Systems, Inc.	8,300	54,448
* #	GlobeTel Communications Corp.	94,800	279,660
*	Globix Corp.	8,100	14,985
*	GSE Systems, Inc.	4,415	7,285
*	GTSI Corp.	17,087	129,690
*	Harmonic, Inc.	74,507	429,905
*	Hauppauge Digital, Inc.	19,175	78,618
* #	HEI, Inc.	17,199	50,737
	Henry Jack & Associates, Inc.	19,100	420,391
*	Hewitt Associates, Inc. Class A	4,700	126,853
*	hi/fn, Inc.	19,600	137,788
*	HomeStore, Inc.	95,935	596,716
*	Hutchinson Technology, Inc.	21,600	594,216
*	Hypercom Corp.	88,200	678,258
*	Hyperion Solutions Corp.	33,105	1,110,673
*	I.D. Systems, Inc.	9,185	200,784
* #	Ibis Technology Corp.	20,856	71,328
*	Identix, Inc.	101,521	829,427
*	iGATE Capital Corp.	84,719	563,381
*	ImageWare Systems, Inc.	10,000	21,500
	Imation Corp.	21,000	920,850
*	Immersion Corp.	28,800	206,784
*	Indus International, Inc.	86,400	302,400
*	Infocrossing, Inc.	30,501	358,692
*	InFocus Corp.	72,903	295,986
* #	Informatica Corp.	73,563	1,178,479
	Inforte Corp.	15,440	63,922
*	InfoSpace, Inc.	29,000	699,190
	infoUSA, Inc.	58,164	683,427
*	Innodata Isogen, Inc.	42,581	131,149
*	Innovex, Inc.	13,200	56,628
	Integral Systems, Inc.	7,800	218,478
*	Integrated Device Technology, Inc.	92,608	1,375,229
*	Integrated Silicon Solution, Inc.	54,093	341,868
*	Intelli-Check, Inc.	8,900	51,709
*	Intelligent Systems Corp.	700	1,890
*	Interactive Intelligence, Inc.	18,552	167,896
*	Interdigital Communications Corp.	29,600	762,200
*	Intergraph Corp.	31,500	1,142,190
*	Interland, Inc.	31,410	181,864
*	Interlink Electronics, Inc.	18,271	58,284
*	Intermec, Inc.	54,500	1,672,060
*	Internet Capital Group, Inc.	72,000	655,200

5

*	Internet Commerce Corp.	1,100	4,642
*	Internet Security Systems, Inc.	49,500	1,153,845
*	Interphase Corp.	4,100	25,215
	Intersil Corp.	7,688	217,878
	Inter-Tel, Inc.	30,000	588,900
*	Intervideo, Inc.	18,700	208,131
*	Intervoice, Inc.	41,200	353,084
*	Interwoven, Inc.	71,662	623,459
*	Intest Corp.	5,500	24,585
*	Intevac, Inc.	33,084	725,532
*	Intrado, Inc.	29,400	754,404
*	IntriCon Corp.	3,400	20,060
* #	Intrusion, Inc.	1,600	3,104
*	INX, Inc.	5,600	38,360
*	Iomega Corp.	59,200	165,760
*	iPass, Inc.	33,900	250,182
* #	IPIX Corp.	4,300	8,041
*	Iteris, Inc.	26,000	55,900
*	Itron, Inc.	23,700	1,409,202
*	iVillage, Inc.	79,900	651,185
*	Ixia	53,300	642,798
*	IXYS Corp.	54,994	588,436
*	j2 Global Communications, Inc.	15,900	693,240
*	JDA Software Group, Inc.	44,300	608,239
*	Jupitermedia Corp.	35,900	532,756
*	Keane, Inc.	55,224	648,330
	Keithley Instruments, Inc.	13,800	208,104
*	Kemet Corp.	103,600	923,076
*	Key Tronic Corp.	3,100	12,090
*	Keynote Systems, Inc.	11,900	133,875
*	Kintera, Inc.	11,500	25,300
* #	Komag, Inc.	33,304	1,559,959
*	Kopin Corp.	96,875	421,406
*	Kronos, Inc.	16,237	665,879
*	Kulicke & Soffa Industries, Inc.	59,100	661,920
	Landauer, Inc.	7,600	349,600
*	LaserCard Corp.	15,434	281,979
*	Lattice Semiconductor Corp.	102,240	465,192
* #	Lawson Software, Inc.	128,800	1,023,960
*	LeCroy Corp.	25,000	370,000
* #	Lexar Media, Inc.	94,500	633,150
*	Lightbridge, Inc.	54,608	535,704
*	Lionbridge Technologies, Inc.	83,498	597,846
*	Littlefuse, Inc.	34,900	1,003,026
*	LogicVision, Inc.	16,100	21,896
*	Logility, Inc.	7,400	79,624
*	LoJack Corp.	19,200	436,800
*	LookSmart, Ltd.	28,400	130,640
*	LTX Corp.	71,599	405,250
*	Macrovision Corp.	32,900	664,909
*	Magma Design Automation, Inc.	47,100	406,002
*	Management Network Group, Inc.	49,545	118,908
*	Manhattan Associates, Inc.	40,200	847,014
*	Manugistic Group, Inc.	88,488	164,588
*	Mapinfo Corp.	36,474	492,034

6

* #	Marchex, Inc. Class B	20,700	454,158
*	Mastec, Inc.	67,908	879,409
*	MatrixOne, Inc.	66,296	402,417
*	Mattson Technology, Inc.	73,578	888,822
	Maximus, Inc.	21,500	784,965
*	Maxtor Corp.	191,524	1,838,630
*	Maxwell Technologies, Inc.	23,200	425,720
*	McDATA Corp. Class A	95,201	420,788
*	McDATA Corp. Class B	8,200	32,964
*	Mechanical Technology, Inc.	9,200	33,948
*	MedQuist, Inc.	24,359	341,026
*	MEMC Electronic Materials, Inc.	8,500	284,665
*	Mentor Graphics Corp.	84,900	953,427
*	Mercury Computer Systems, Inc.	22,065	380,401
*	Merix Corp.	35,678	345,363
	Mesa Laboratories, Inc.	4,800	70,944
*	MetaSolv, Inc.	63,955	166,283
	Methode Electronics, Inc.	28,600	350,922
*	Metrologic Instruments, Inc.	31,500	705,915
*	Micrel, Inc.	45,081	629,782
*	Micro Linear Corp.	17,300	26,815
*	Micros Systems, Inc.	21,600	935,064
*	Microsemi Corp.	45,400	1,396,050
*	MicroStrategy, Inc.	6,200	568,416
*	Microtune, Inc.	86,274	465,880
* #	Midway Games, Inc.	47,600	471,716
* #	Mindspeed Technologies, Inc.	89,517	333,003
*	MIPS Technologies, Inc.	54,191	455,204
*	MIVA, Inc.	29,756	130,034
*	MKS Instruments, Inc.	60,781	1,359,063
*	Mobility Electronics, Inc.	35,700	336,651
*	Mobius Management Systems, Inc.	34,600	221,786
	Mocon, Inc.	3,231	29,176
*	Moldflow Corp.	21,500	302,505
*	Monolithic System Technology, Inc.	58,547	423,295
*	Motive, Inc.	8,700	28,884
*	MPS Group, Inc.	114,200	1,728,988
*	MRO Software, Inc.	43,000	633,820
*	MRV Communications, Inc.	211,534	619,795
* #	MSC.Software Corp.	32,600	593,320
*	MSGI Security Solutions, Inc.	154	562
*	MTM Technologies, Inc.	1,200	4,800
	MTS Systems Corp.	16,100	636,272
*	Multi-Fineline Electronix, Inc.	17,000	967,980
*	Nanometrics, Inc.	23,800	316,064
*	Napco Security Systems, Inc.	21,150	321,692
*	Neoforma, Inc.	31,835	315,485
*	NeoMagic Corp.	11,100	76,035
*	Neoware Systems, Inc.	27,500	674,575
*	NETGEAR, Inc.	46,100	791,076
*	NetIQ Corp.	37,956	428,903
*	Netlogic Microsystems, Inc.	21,600	763,560
*	NetManage, Inc.	10,836	59,056
*	Netopia, Inc.	24,300	85,050
*	NetRatings, Inc.	54,300	707,529

7

*	NetScout Systems, Inc.	53,210	359,700
*	Network Engines, Inc.	19,000	41,418
*	Network Equipment Technologies, Inc.	33,500	137,015
*	Newport Corp.	63,538	1,127,164
*	NIC, Inc.	67,600	406,276
*	NMS Communications Corp.	96,502	343,547
* #	Novatel Wireless, Inc.	38,100	310,896
*	Novell, Inc.	117,700	1,119,327
*	Nu Horizons Electronics Corp.	28,020	244,615
*	Nuance Communications, Inc.	179,577	1,921,474
*	NumereX Corp. Class A	1,100	9,031
*	NYFIX, Inc.	44,025	291,886
*	O.I. Corp.	1,000	12,000
*	OmniVision Technologies, Inc.	45,600	1,162,800
*	ON Semiconductor Corp.	249,300	1,642,887
*	Online Resources Corp.	35,488	450,698
*	Onvia, Inc.	300	1,839
*	ONYX Software Corp.	31,700	123,630
*	Open Solutions, Inc.	27,800	754,770
*	Openwave Systems, Inc.	35,800	710,630
*	OPNET Technologies, Inc.	40,934	392,966
*	Opsware, Inc.	87,200	686,264
*	OPTi, Inc.	2,700	4,482
*	Optical Cable Corp.	10,100	50,803
*	Optical Communication Products, Inc.	73,248	207,292
*	OSI Systems, Inc.	25,800	535,350
*	Overland Storage, Inc.	21,962	187,995
*	OYO Geospace Corp.	5,300	251,167
*	Packeteer, Inc.	23,688	283,308
* #	Palm, Inc.	52,000	2,147,600
*	Panavision, Inc.	700	2,625
*	PAR Technology Corp.	1,050	18,900
*	Parametric Technology Corp.	17,795	270,843
	Park Electrochemical Corp.	25,000	721,750
* #	Parkervision, Inc.	22,400	181,440
* #	Path 1 Network Technologies, Inc.	6,700	15,075
*	Paxar Corp.	45,931	880,957
*	PC Connection, Inc.	36,052	197,565
*	PC-Tel, Inc.	35,000	264,250
*	PDF Solutions, Inc.	32,499	548,908
*	Peerless Systems Corp.	15,100	112,797
*	Pegasus Solutions, Inc.	35,100	324,324
*	Pegasystems, Inc.	70,428	576,101
*	Perceptron, Inc.	16,330	132,926
*	Perficient, Inc.	33,100	361,452
*	Performance Technologies, Inc.	26,050	205,795
*	Pericom Semiconductor Corp.	48,806	439,742
*	Perot Systems Corp.	97,000	1,465,670
*	Pervasive Software, Inc.	36,200	153,488
*	Pfsweb, Inc.	17,562	28,452
*	Phoenix Technologies, Ltd.	46,198	320,152
*	Photon Dynamics, Inc.	21,800	461,942
*	Photronics, Inc.	40,295	707,983
*	Pixelworks, Inc.	31,300	141,163
*	Planar Systems, Inc.	30,000	466,200

8

	Plantronics, Inc.	7,600	262,656
*	PLATO Learning, Inc.	37,159	294,299
*	Plexus Corp.	59,400	1,993,464
*	PLX Technology, Inc.	43,000	519,440
* #	PMC-Sierra, Inc.	65,600	669,776
* #	Polycom, Inc.	71,500	1,388,530
*	Portal Software, Inc.	32,695	105,605
*	PortalPlayer, Inc.	3,900	98,514
*	Power Integrations, Inc.	36,135	897,232
* #	Powerwave Technologies, Inc.	122,725	1,801,603
*	Presstek, Inc.	38,900	492,863
	Printronix, Inc.	2,800	41,384
*	Private Business, Inc.	454	686
*	Progress Software Corp.	40,100	1,170,920
	QAD, Inc.	21,800	174,400
#	Quality Systems, Inc.	14,400	996,768
*	Quantum Corp.	303,100	1,082,067
*	Quest Software, Inc.	100,000	1,457,000
*	QuickLogic Corp.	48,098	240,971
*	Quovadx, Inc.	35,899	102,312
*	Radiant Systems, Inc.	30,999	442,666
*	RadiSys Corp.	34,511	629,481
*	RAE Systems, Inc.	75,000	271,500
*	Raindance Communications, Inc.	69,406	183,926
*	Rambus, Inc.	39,300	1,220,265
*	Ramtron International Corp.	27,800	56,156
*	RealNetworks, Inc.	144,900	1,138,914
* #	Red Hat, Inc.	62,800	1,687,436
*	Redback Networks, Inc.	73,436	1,391,612
*	REMEC, Inc.	13,601	18,089
	Renaissance Learning, Inc.	26,753	455,604
* #	Research Frontiers, Inc.	4,900	20,482
	Reynolds & Reynolds Co.	400	11,080
*	RF Micro Devices, Inc.	194,570	1,309,456
*	RF Monolithics, Inc.	12,800	71,936
	Richardson Electronics, Ltd.	10,700	90,522
*	RightNow Technologies, Inc.	33,900	559,011
*	Rimage Corp.	10,500	228,690
*	Rofin-Sinar Technologies, Inc.	24,800	1,306,464
*	Rogers Corp.	24,100	1,181,864
*	RSA Security, Inc.	70,500	1,034,940
*	Rudolph Technologies, Inc.	37,050	610,588
*	S1 Corp.	81,265	334,812
*	Saba Software, Inc.	27,073	168,394
*	Safeguard Scientifics, Inc.	44,300	84,170
*	SafeNet, Inc.	26,850	669,102
* #	Sandisk Corp.	34,661	2,091,445
*	Sapient Corp.	76,800	576,000
*	SBE, Inc.	100	122
*	SBS Technologies, Inc.	29,700	329,373
*	ScanSource, Inc.	15,400	894,894
*	Scientific Learning Corp.	4,300	22,575
*	SCM Microsystems, Inc.	12,952	44,684
*	Seachange International, Inc.	47,050	423,921
*	Secure Computing Corp.	62,906	761,163

9

*	Segue Software, Inc.	4,000	33,960
*	Selectica, Inc.	38,991	107,225
*	Semitool, Inc.	44,146	557,564
*	Semtech Corp.	82,177	1,543,284
*	Serena Software, Inc.	31,400	750,460
*	SI International, Inc.	17,600	573,056
*	Sigma Designs, Inc.	25,100	368,970
*	Sigmatel, Inc.	14,800	159,100
*	Silicon Image, Inc.	34,800	380,016
*	Silicon Laboratories, Inc.	21,800	1,045,964
*	Silicon Storage Technology, Inc.	117,500	531,100
*	SimpleTech, Inc.	77,326	321,676
*	Sipex Corp.	23,100	69,300
*	Sirenza Microdevices, Inc.	50,302	406,440
*	Skyworks Solutions, Inc.	119,072	626,319
*	SM&A	27,740	186,413
*	Sonic Solutions, Inc.	26,000	471,900
*	SonicWALL, Inc.	109,420	734,208
* #	Sonus Networks, Inc.	108,965	528,480
	SpectraLink Corp.	15,700	194,209
*	Spectrum Control, Inc.	5,700	42,465
*	SPSS, Inc.	22,150	722,976
*	SRA International, Inc.	15,234	525,878
*	SRS Labs, Inc.	26,600	158,270
*	Staktek Holdings, Inc.	83,536	461,954
*	Standard Microsystems Corp.	34,100	1,108,932
	StarTek, Inc.	18,900	372,330
*	SteelCloud, Inc.	2,200	3,674
*	Stellent, Inc.	47,466	519,753
*	Stratasys, Inc.	13,500	370,845
*	Stratex Networks, Inc.	87,641	450,475
*	Stratos International, Inc.	27,809	187,155
*	SumTotal Systems, Inc.	26,584	114,311
*	Sunair Electronics, Inc.	300	1,590
*	Sunrise Telecom, Inc.	5,080	8,839
*	Superior Essex, Inc.	28,048	734,016
*	Supertex, Inc.	22,212	747,878
*	SupportSoft, Inc.	60,239	248,787
*	Sybase, Inc.	61,300	1,307,529
*	Sycamore Networks, Inc.	208,100	971,827
*	Sykes Enterprises, Inc.	56,585	753,712
*	Symmetricom, Inc.	69,275	621,397
*	Synaptics, Inc.	27,000	634,230
*	SYNNEX Corp.	25,800	476,526
*	Synplicity, Inc.	40,060	281,221
	Syntel, Inc.	35,969	611,473
*	Take-Two Interactive Software, Inc.	38,000	592,040
	TALX Corp.	27,096	865,988
* #	Taser International, Inc.	9,100	86,996
	Technitrol, Inc.	44,500	973,660
*	Technology Solutions Co.	2,908	23,613
*	TechTeam Global, Inc.	11,200	120,400
*	Tekelec	66,900	897,129
* #	TeleCommunication Systems, Inc.	48,325	101,483
* #	Telkonet, Inc.	43,400	175,336

10

*	Telular Corp.	16,253	50,872
*	Terayon Communication Systems, Inc.	80,400	215,472
*	Terremark Worldwide, Inc.	23,000	123,740
*	Tessco Technologies, Inc.	1,200	22,200
*	Tessera Technologies, Inc.	9,600	299,808
*	Therma-Wave, Inc.	8,389	12,919
*	TheStreet.com, Inc.	33,300	258,408
*	THQ, Inc.	63,025	1,512,600
*	TIBCO Software, Inc.	184,100	1,596,147
*	Tier Technologies, Inc. Class B	30,501	231,808
*	TII Network Technologies, Inc.	1,800	4,266
*	Tollgrade Communications, Inc.	26,700	380,475
*	Track Data Corp.	16,735	48,029
*	Transact Technologies, Inc.	4,950	46,827
*	Transaction Systems Architects, Inc.	26,900	897,384
*	Transcat, Inc.	300	1,530
* #	Travelzoo, Inc.	4,300	79,894
*	Trident Microsystems, Inc.	58,400	1,631,696
* #	Trimble Navigation, Ltd.	22,700	928,657
*	Triquint Semiconductor, Inc.	193,333	916,398
	Troy Group, Inc.	6,957	17,219
	TSR, Inc.	700	3,549
*	TTM Technologies, Inc.	69,200	893,372
*	Tumbleweed Communications Corp.	77,600	218,832
*	Tut Systems, Inc.	47,895	143,685
*	Tyler Technologies, Inc.	59,100	585,681
*	Ulticom, Inc.	59,093	660,660
*	Ultimate Software Group, Inc.	19,300	451,620
*	Ultra Clean Holdings, Inc.	900	7,740
*	Ultratech, Inc.	34,000	679,660
	United Online, Inc.	68,841	826,780
*	Universal Display Corp.	23,628	335,518
* #	UTStarcom, Inc.	94,252	589,075
* #	VA Software Corp.	27,622	102,478
*	ValueClick, Inc.	77,258	1,352,788
*	Varian Semiconductor Equipment Associates, Inc.	32,800	1,546,848
*	Veeco Instruments, Inc.	47,975	963,818
*	VendingData Corp.	18,200	49,686
*	Verint Systems, Inc.	12,587	456,027
*	Viasat, Inc.	38,300	1,028,355
*	Vicon Industries, Inc.	2,000	6,400
*	Video Display Corp.	2,948	26,532
*	Viewpoint Corp.	22,928	23,845
*	Vignette Corp.	50,600	814,660
* #	Viisage Technology, Inc.	22,128	406,713
*	Virage Logic Corp.	42,508	468,438
*	Vishay Intertechnology, Inc.	52,894	768,021
*	Vitesse Semiconductor, Inc.	198,800	626,220
*	Vitria Technology, Inc.	44,265	120,843
* #	Vyyo, Inc.	21,174	150,759
*	WatchGuard Technologies, Inc.	51,965	210,978
*	WebEx Communications, Inc.	29,100	811,308
*	webMethods, Inc.	89,991	669,533
*	Websense, Inc.	13,400	828,254
*	WebSideStory, Inc.	13,200	206,844

11

*	Westell Technologies, Inc.	93,629	444,738
*	Western Digital Corp.	54,700	1,217,075
*	White Electronics Designs Corp.	43,581	263,665
*	Wind River Systems, Inc.	72,187	1,116,733
	Wireless Telecom Group, Inc.	27,192	75,322
*	Witness Systems, Inc.	31,900	747,417
*	WJ Communications, Inc.	19,273	35,848
	Woodhead Industries, Inc.	9,000	130,500
*	Wright Express Corp.	16,000	384,640
	X-Rite, Inc.	19,000	242,250
*	Zhone Technologies, Inc.	158,649	387,104
*	Zix Corp.	773	1,291
*	Zomax, Inc.	28,740	58,917
*	Zoran Corp.	62,233	1,230,969
*	Zygo Corp.	35,784	615,127
Total Information Technology			302,756,826

Industrials — (15.2%)
*	3-D Systems Corp.	13,900	264,100
*	AAON, Inc.	7,300	159,651
*	AAR Corp.	47,800	1,209,818
	ABM Industries, Inc.	40,200	741,690
	Abrams Industries, Inc.	1,200	4,992
*	ABX Air, Inc.	46,583	373,596
*	Acco Brands Corp.	5,500	130,790
*	Accuride Corp.	23,400	264,888
	Aceto Corp.	10,031	74,330
*	Active Power, Inc.	85,927	400,420
#	Actuant Corp.	10,720	590,672
	Acuity Brands, Inc.	33,700	1,330,813
#	Administaff, Inc.	30,000	1,423,500
*	Aerosonic Corp.	7,300	51,465
* #	AGCO Corp.	58,869	1,150,889
*	AirNet Systems, Inc.	16,000	54,720
* #	Airtran Holdings, Inc.	73,600	1,308,608
	Alamo Group, Inc.	6,300	150,318
*	Alaska Air Group, Inc.	30,600	980,730
	Albany International Corp. Class A	26,064	968,799
	Alexander & Baldwin, Inc.	11,400	555,522
* #	Alliant Techsystems, Inc.	8,100	619,002
*	Allied Defense Group, Inc.	6,500	148,850
	Ambassadors International, Inc.	11,000	194,480
*	Amerco, Inc.	24,978	2,219,046
	American Ecology Corp.	16,100	306,222
*	American Locker Group, Inc.	500	2,600
* #	American Science & Engineering, Inc.	8,700	661,983
* #	American Superconductor Corp.	46,159	465,283
	American Woodmark Corp.	16,300	554,200
	Ameron International Corp.	7,800	463,320
	Ametek, Inc.	23,600	1,011,024
	Ampco-Pittsburgh Corp.	900	18,279
* #	AMR Corp.	43,700	1,096,870
	Amrep Corp.	1,900	59,204
	Angelica Corp.	2,700	54,216
	Apogee Enterprises, Inc.	33,371	576,985

12

	Applied Industrial Technologies, Inc.	18,850	806,403
	Applied Signal Technologies, Inc.	9,600	225,024
*	Argon ST, Inc.	26,100	775,431
	Arkansas Best Corp.	20,700	860,292
*	Armor Holdings, Inc.	32,700	1,920,471
*	Artesyn Technologies, Inc.	50,800	553,720
*	Astec Industries, Inc.	28,200	1,012,944
*	Astronics Corp.	2,937	39,015
*	ASV, Inc.	26,748	860,751
*	Avalon Holding Corp. Class A	200	940
*	Aviall, Inc.	32,100	1,224,615
*	Axsys Technologies, Inc.	7,554	125,019
*	AZZ, Inc.	6,600	150,414
	Badger Meter, Inc.	4,410	235,670
*	Baker (Michael) Corp.	16,200	447,930
	Baldor Electric Co.	22,900	738,525
	Banta Corp.	18,400	896,264
	Barnes Group, Inc.	18,600	713,868
*	BE Aerospace, Inc.	37,100	890,029
	BlueLinx Holdings, Inc.	31,700	503,396
	Bowne & Co., Inc.	28,200	419,898
#	Brady Co. Class A	20,800	769,184
#	Briggs & Stratton Corp.	11,800	418,664
*	BTU International, Inc.	7,351	107,398
*	Butler International, Inc.	3,500	11,130
	C&D Technologies, Inc.	19,400	165,676
* #	Capstone Turbine Corp.	92,779	293,182
	Carlisle Companies, Inc.	2,800	220,080
	Cascade Corp.	14,700	762,342
*	Casella Waste Systems, Inc. Class A	39,812	563,340
*	Catalytica Energy Systems, Inc.	3,635	4,798
*	CBIZ, Inc.	122,939	892,537
*	CD&L, Inc.	14,400	40,752
	CDI Corp.	24,200	592,658
*	Celadon Group, Inc.	27,750	668,775
	Central Parking Corp.	32,826	535,064
*	Cenveo, Inc.	60,400	851,036
* #	Ceradyne, Inc.	23,975	1,459,598
*	Channell Commercial Corp.	300	1,545
	Chase Corp.	600	8,910
	CIRCOR International, Inc.	15,845	437,322
	Clarcor, Inc.	34,000	1,150,900
*	Clean Harbors, Inc.	14,200	468,316
*	Coinstar, Inc.	41,100	1,060,380
*	Columbus McKinnon Corp.	24,355	655,150
	Comfort Systems USA, Inc.	56,400	619,836
*	Commercial Vehicle Group, Inc.	26,764	489,781
*	Compudyne Corp.	11,000	73,370
*	COMSYS IT Partners, Inc.	3,200	37,344
*	Consolidated Graphics, Inc.	22,600	1,154,182
*	Continental Airlines, Inc.	63,450	1,478,385
*	Copart, Inc.	60,300	1,558,152
*	Cornell Companies, Inc.	25,000	337,750
*	Corrections Corporation of America	34,300	1,475,243
* #	CoStar Group, Inc.	11,400	588,354

13

*	Covenant Transport, Inc. Class A	18,700	289,850
*	CPI Aerostructures, Inc.	10,700	104,860
*	CRA International, Inc.	7,200	336,600
	Crane Co.	27,900	1,073,871
*	Cross (A.T.) Co. Class A	6,100	27,755
	Cubic Corp.	36,000	778,320
	Curtiss-Wright Corp.	17,800	1,100,752
*	DHB Industries, Inc.	38,300	178,095
*	DiamondCluster International, Inc.	33,400	326,318
*	Distributed Energy Systems Corp.	60,030	560,080
* #	Document Securities Systems, Inc.	13,400	170,984
*	Dollar Thrifty Automotive Group, Inc.	29,100	1,175,058
	Donaldson Co., Inc.	8,800	305,008
	DRS Technologies, Inc.	34,173	1,803,309
*	Ducommun, Inc.	19,184	424,350
*	Duratek, Inc.	8,700	190,704
*	Dynamex, Inc.	20,600	418,592
	Eastern Co.	550	11,880
	Ecology & Environment, Inc. Class A	400	4,156
	EDO Corp.	24,700	719,511
*	EGL, Inc.	44,200	1,787,890
*	Electro Rent Corp.	41,054	611,705
	ElkCorp	26,100	942,210
*	EMCOR Group, Inc.	34,000	1,482,060
*	Encore Wire Corp.	33,450	1,043,306
* #	Energy Conversion Devices, Inc.	24,600	1,152,510
*	EnerSys	27,300	370,734
*	ENGlobal Corp.	36,200	365,620
	Ennis, Inc.	27,600	544,272
*	EnPro Industries, Inc.	34,500	1,130,565
*	Environmental Tectonics Corp.	2,800	14,336
*	ESCO Technologies, Inc.	19,400	985,132
	Espey Manufacturing & Electronics Corp.	400	6,792
*	Essex Corp.	27,800	625,500
*	Esterline Technologies Corp.	27,791	1,157,217
* #	Evergreen Solar, Inc.	66,560	1,037,670
*	Exponent, Inc.	16,000	508,800
*	ExpressJet Holdings, Inc.	55,352	416,247
	Federal Signal Corp.	27,400	490,734
*	Fiberstars, Inc.	10,900	95,920
*	First Aviation Services, Inc.	1,600	6,440
*	First Consulting Group, Inc.	44,412	277,575
*	Flanders Corp.	50,164	549,296
	Florida East Coast Industries, Inc.	26,700	1,357,428
*	Flow International Corp.	27,964	365,489
*	Flowserve Corp.	46,000	2,364,400
	Forward Air Corp.	16,925	600,499
*	Foster (L.B.) Co. Class A	200	3,016
	Franklin Electric Co., Inc.	8,250	370,013
*	Frontier Airlines, Inc.	54,360	391,392
*	Frozen Food Express Industries, Inc.	35,200	410,432
*	FTI Consulting, Inc.	44,250	1,236,345
* #	FuelCell Energy, Inc.	70,000	779,100
	G & K Services, Inc. Class A	15,048	588,377
*	Gardner Denver Machinery, Inc.	28,300	1,736,488

14

	GATX Corp.	16,300	647,110
*	Gehl Co.	18,557	614,051
#	Gencorp, Inc.	37,900	729,575
*	General Cable Corp.	51,200	1,382,400
*	Genesee & Wyoming, Inc.	27,048	1,237,446
*	Genlyte Group, Inc.	23,900	1,478,932
*	Global Payment Technologies, Inc.	2,400	5,305
*	Global Power Equipment Group, Inc.	59,700	302,082
	Gorman-Rupp Co.	10,225	232,823
*	GP Strategies Corp.	16,300	117,360
	Graco, Inc.	30,712	1,279,769
*	Graftech International, Ltd.	62,800	320,280
	Graham Corp.	1,100	20,075
	Granite Construction, Inc.	22,350	1,035,923
	Greenbrier Companies, Inc.	15,600	589,368
*	Griffon Corp.	43,680	1,027,354
	Hardinge, Inc.	6,500	108,096
	Harland (John H.) Co.	18,400	665,896
	Harsco Corp.	8,500	678,130
*	Hawk Corp.	15,700	240,210
	Healthcare Services Group, Inc.	10,350	191,061
	Heartland Express, Inc.	45,641	1,055,676
	Heico Corp.	14,297	420,618
	Heico Corp. Class A	22,868	594,797
*	Heidrick & Struggles International, Inc.	29,700	1,098,900
*	Henry Bros. Electronics, Inc.	5,600	33,600
*	Herley Industries, Inc.	22,100	415,701
* #	Hexcel Corp.	30,300	652,056
*	Hi-Shear Technology Corp.	2,200	7,788
*	Hub Group, Inc. Class A	26,900	1,121,730
*	Hudson Highland Group, Inc.	29,610	491,230
	Hughes Supply, Inc.	23,600	1,091,500
	Hunt (J.B.) Transport Services, Inc.	82,800	1,959,048
*	Hurco Companies, Inc.	10,486	301,997
*	Huttig Building Products, Inc.	25,800	223,686
*	ICT Group, Inc.	12,969	307,884
	IDEX Corp.	13,300	628,425
*	II-VI, Inc.	40,500	736,695
	IKON Office Solutions, Inc.	85,200	1,120,380
*	Industrial Distribution Group, Inc.	17,003	130,583
*	Infrasource Services, Inc.	60,800	1,086,496
*	Innotrac Corp.	5,500	20,460
*	Innovative Solutions & Support, Inc.	19,800	279,378
*	Insituform Technologies, Inc. Class A	44,600	1,200,186
*	Integrated Electrical Services, Inc.	4,200	4,053
*	International Shipholding Corp.	1,100	17,149
	Interpool, Inc.	18,300	359,046
*	Intersections, Inc.	29,981	273,127
* #	Ionatron, Inc.	42,900	491,634
*	Jacuzzi Brands, Inc.	79,100	773,598
	JLG Industries, Inc.	37,900	2,235,721
#	Joy Global, Inc.	71,325	3,677,517
*	JPS Industries, Inc.	1,800	5,490
*	Kadant, Inc.	21,092	398,428
	Kaman Corp. Class A	24,000	545,040

15

*	Kansas City Southern	52,800	1,223,376
	Kaydon Corp.	19,100	687,600
	Kelly Services, Inc. Class A	17,000	458,830
	Kelly Services, Inc. Class B	200	5,693
	Kennametal, Inc.	4,100	239,768
*	Key Technology, Inc.	9,200	104,788
*	Kforce, Inc.	64,592	782,209
*	Kirby Corp.	28,100	1,722,530
	Knight Transportation, Inc.	45,355	897,575
	Knoll, Inc.	33,100	659,021
*	Korn/Ferry International	41,800	879,890
*	K-Tron International, Inc.	700	27,930
*	KVH Industries, Inc.	28,800	302,400
*	LaBarge, Inc.	19,800	331,452
*	Labor Ready, Inc.	38,800	953,316
*	Ladish Co., Inc.	23,800	523,362
	Laidlaw International, Inc.	65,000	1,794,000
	Landstar Systems, Inc.	34,098	1,588,626
	Lawson Products, Inc.	2,600	92,014
*	Layne Christensen Co.	22,300	621,947
*	Learning Tree International, Inc.	25,420	297,668
	Lennox International, Inc.	36,600	1,176,690
	Lincoln Electric Holdings, Inc.	23,100	1,066,296
	Lindsay Manufacturer Co.	10,400	254,800
*	LMI Aerospace, Inc.	15,000	219,842
	LSI Industries, Inc.	22,650	351,981
*	Lydall, Inc.	26,100	231,507
*	M&F Worldwide Corp.	31,100	513,150
*	Mac-Gray Corp.	19,600	235,200
*	Magnetek, Inc.	39,900	159,600
*	MAIR Holdings, Inc.	17,400	88,914
*	Maxco, Inc.	300	1,730
	McGrath Rentcorp.	24,998	687,945
* #	Medialink Worldwide, Inc.	7,100	31,879
*	Merrimac Industries, Inc.	1,300	11,804
*	Mesa Air Group, Inc.	51,000	582,420
	Met-Pro Corp.	7,594	103,127
* #	Microvision, Inc.	15,500	53,630
*	Middleby Corp.	9,900	937,530
*	Midwest Air Group, Inc.	30,177	161,749
*	Milacron, Inc.	23,419	37,705
*	Miller Industries, Inc.	16,700	425,850
	Mine Safety Appliances Co.	21,900	872,715
*	Misonix, Inc.	11,323	66,579
*	Mobile Mini, Inc.	20,800	1,133,184
* #	Modtech Holdings, Inc.	20,700	160,632
* #	Monster Worldwide, Inc.	13,500	660,960
*	Moog, Inc. Class A	16,875	566,325
*	Moog, Inc. Class B	450	15,093
	MSC Industrial Direct Co., Inc. Class A	10,900	516,333
*	MTC Technologies, Inc.	19,600	540,764
	Mueller Industries, Inc.	29,955	988,815
	Multi-Color Corp.	3,275	90,980
	NACCO Industries, Inc. Class A	4,300	596,840
*	Nashua Corp.	1,400	9,535

16

*	National Patent Development Corp.	10,800	15,444
*	National Technical Systems, Inc.	2,300	11,868
*	Navigant Consulting, Inc.	43,800	853,662
*	NCI Building Systems, Inc.	22,900	1,320,872
*	NCO Group, Inc.	30,766	691,312
#	Nordson Corp.	20,900	1,043,328
*	NuCo2, Inc.	22,000	658,900
*	Odyssey Marine Exploration, Inc.	43,700	163,875
*	Old Dominion Freight Line, Inc.	36,937	973,659
*	Omega Flex, Inc.	3,700	67,044
*	On Assignment, Inc.	42,230	468,331
*	Orbital Sciences Corp.	75,735	1,153,444
	Oshkosh Truck Corp. Class B	32,400	1,838,052
	Outlook Group Corp.	400	4,240
*	P.A.M. Transportation Services, Inc.	14,161	297,806
*	Paragon Technologies, Inc.	1,900	19,342
*	Park-Ohio Holdings Corp.	7,400	153,328
*	Patrick Industries, Inc.	634	6,964
*	Patriot Transportation Holding, Inc.	1,500	101,640
*	Peerless Manufacturing Co.	1,000	17,500
*	Perini Corp.	34,800	1,057,572
*	PHH Corp.	37,600	1,074,984
*	Pico Holdings, Inc.	22,800	769,956
*	Pinnacle Airlines Corp.	9,800	73,990
* #	Plug Power, Inc.	70,101	356,814
	Portec Rail Products, Inc.	6,600	94,248
*	Powell Industries, Inc.	13,168	296,938
*	Power-One, Inc.	139,536	791,169
	Precision Castparts Corp.	15,366	815,013
	Preformed Line Products Co.	600	24,630
* #	PRG-Schultz International, Inc.	5,600	2,688
	Providence & Worcester Railroad Co.	1,900	30,894
#	PW Eagle, Inc.	8,900	196,601
*	Quanta Services, Inc.	130,400	1,785,176
	Quipp, Inc.	2,507	27,013
	Quixote Corp.	7,100	159,395
*	RailAmerica, Inc.	53,000	524,700
	Raven Industries, Inc.	16,200	571,536
*	RCM Technologies, Inc.	4,900	29,792
*	Refac	40	324
	Regal-Beloit Corp.	20,700	832,968
*	RemedyTemp, Inc.	7,600	79,800
*	Republic Airways Holdings, Inc.	59,432	833,237
*	Resources Connection, Inc.	27,452	755,479
	Robbins & Myers, Inc.	13,700	287,426
	Rollins, Inc.	40,950	793,202
	Roper Industries, Inc.	2,400	108,168
*	Rush Enterprises, Inc. Class A	24,636	455,766
*	Rush Enterprises, Inc. Class B	2,900	50,083
	Ryder System, Inc.	18,100	802,554
	Schawk, Inc.	4,300	106,855
*	School Specialty, Inc.	900	31,392
*	SCS Transportation, Inc.	21,445	579,658
*	Sequa Corp. Class A	3,400	288,694
*	Sequa Corp. Class B	1,600	135,984

17

*	Shaw Group, Inc.	63,700	2,124,395
	Simpson Manufacturing Co., Inc.	28,800	1,125,792
*	Sirva, Inc.	61,700	493,600
*	Sitel Corp.	147,900	535,398
	Skywest, Inc.	28,020	811,739
*	SL Industries, Inc.	3,300	49,830
	Smith (A.O.) Corp.	17,600	814,880
	Smith (A.O.) Corp. Convertible Class A	200	9,260
*	Smithway Motor Xpress Corp. Class A	700	6,594
*	SOURCECORP, Inc.	26,685	683,136
	Sparton Corp.	3,889	33,484
*	Spherion Corp.	93,600	934,128
*	Spherix, Inc.	1,500	3,750
* #	Spire Corp.	3,100	31,000
*	Standard Parking Corp.	11,100	237,429
	Standard Register Co.	27,500	451,550
	Standex International Corp.	14,700	468,489
*	Stericycle, Inc.	14,800	894,660
*	Sterling Construction Co., Inc.	12,800	235,776
	Stewart & Stevenson Services, Inc.	31,600	1,088,620
*	Strategic Distribution, Inc.	761	7,435
	Sun Hydraulics, Inc.	6,500	147,810
	Supreme Industries, Inc.	4,610	34,483
*	Swift Transportation Co., Inc.	54,450	1,298,088
	Sypris Solutions, Inc.	12,642	131,098
*	SYS	22,200	86,580
*	TB Wood’s Corp.	4,700	56,400
*	Team, Inc.	11,900	352,240
*	TeamStaff, Inc.	11,000	18,370
	Tech/Ops Sevcon, Inc.	300	1,869
	Technology Research Corp.	7,443	58,130
	Tecumseh Products Co. Class A	5,590	126,390
*	Teledyne Technologies, Inc.	38,700	1,282,131
*	TeleTech Holdings, Inc.	96,285	1,189,120
	Tennant Co.	9,800	457,660
*	Terex Corp.	40,708	3,222,038
*	Tetra Tech, Inc.	61,442	1,094,282
*	The Advisory Board Co.	4,500	242,865
#	The Brink’s Co.	23,118	1,132,088
*	The Geo Group, Inc.	18,400	415,840
*	The Lamson & Sessions Co.	21,700	512,337
	The Manitowoc Co., Inc.	16,600	1,279,362
*	Thomas & Betts Corp.	26,600	1,308,720
*	Timco Aviation Services, Inc.	1	4
	Todd Shipyards Corp.	2,050	54,530
	Toro Co.	35,200	1,623,776
*	Transport Corporation of America, Inc.	3,000	30,060
*	Transtechnology Corp.	2,700	25,515
*	TRC Companies, Inc.	21,650	239,666
	Tredegar Industries, Inc.	26,000	429,000
* #	Trex Co., Inc.	21,000	545,790
	Trinity Industries, Inc.	20,100	1,065,300
*	Triumph Group, Inc.	23,400	979,290
*	Tufco Technologies, Inc.	1,800	11,520
* #	TurboChef Technologies, Inc.	16,656	221,525

18

	Twin Disc, Inc.	2,600	136,396
*	U.S. Home Systems, Inc.	14,100	108,429
*	U.S. Xpress Enterprises, Inc. Class A	2,900	49,474
	UAP Holding Corp.	56,800	1,235,968
*	Ultralife Batteries, Inc.	4,000	49,800
	United Industrial Corp.	10,000	516,600
*	United Rentals, Inc.	78,000	2,542,800
*	United Stationers, Inc.	33,066	1,636,767
	Universal Forest Products, Inc.	16,600	1,026,378
*	UQM Technologies, Inc.	28,900	116,756
*	URS Corp.	36,600	1,595,394
* #	US Airways Group, Inc.	23,075	763,552
* #	US Airways Group, Inc. Class A	31,500	0
*	USA Truck, Inc.	19,100	562,113
	Valley National Gases, Inc.	1,200	25,980
	Valmont Industries, Inc.	22,400	814,688
*	Valpey Fisher Corp.	1,300	4,134
*	Versar, Inc.	11,500	43,700
	Viad Corp.	23,300	745,833
	Vicor Corp.	32,436	645,152
*	Volt Information Sciences, Inc.	21,200	507,316
	Wabash National Corp.	29,000	579,130
#	Wabtec Corp.	40,094	1,324,305
#	Walter Industries, Inc.	36,000	2,369,880
	Washington Group International, Inc.	27,600	1,611,012
* #	Waste Connections, Inc.	37,400	1,370,336
	Waste Industries USA, Inc.	14,400	223,200
*	Water Pik Technologies, Inc.	22,500	619,875
	Watsco, Inc. Class A	19,200	1,336,704
	Watson Wyatt & Co. Holdings	33,300	1,017,648
	Watts Water Technologies, Inc.	16,400	586,792
	Werner Enterprises, Inc.	34,032	661,242
* #	WESCO International, Inc.	32,714	1,875,166
*	West Corp.	1,900	82,707
*	Westaff, Inc.	12,100	53,360
*	Willis Lease Finance Corp.	5,000	47,550
*	Wolverine Tube, Inc.	24,900	91,383
	Woodward Governor Co.	26,400	848,760
	WSI Industries, Inc.	100	319
*	Xanser Corp.	59,957	262,012
* #	YRC Worldwide, Inc.	26,809	1,282,543
Total Industrials			238,979,439

Consumer Discretionary — (14.9%)
*	1-800 CONTACTS, Inc.	15,867	214,363
*	1-800-FLOWERS.COM, Inc.	32,100	204,798
*	4Kids Entertainment, Inc.	18,900	321,300
*	99 Cents Only Stores	47,266	537,887
*	A.C. Moore Arts & Crafts, Inc.	21,395	385,110
	Aaron Rents, Inc.	29,700	778,140
	Aaron Rents, Inc. Class A	4,275	104,737
*	Acme Communications, Inc.	20,418	74,934
	Acme United Corp.	1,100	14,465
*	Advanced Marketing Services, Inc.	3,430	13,720
	Advo, Inc.	11,550	371,332

19

*	Aeropostale, Inc.	9,450	271,120
	AFC Enterprises, Inc.	30,100	467,754
*	Aftermarket Technology Corp.	35,692	774,516
*	Alderwoods Group, Inc.	43,500	742,980
	Aldila, Inc.	3,600	116,280
*	Alliance Gaming Corp.	46,500	688,200
*	Alloy, Inc.	16,703	219,979
	Ambassadors Group, Inc.	18,586	449,595
	American Axle & Manufacturing Holdings, Inc.	26,100	423,342
	American Eagle Outfitters, Inc.	60,600	1,541,664
	American Greetings Corp. Class A	39,200	822,416
*	America’s Car-Mart, Inc.	17,900	329,718
	Ameristar Casinos, Inc.	27,400	605,266
*	AMS Health Sciences, Inc.	5,600	3,920
*	AnnTaylor Stores Corp.	53,575	1,944,772
	Applebees International, Inc.	42,525	984,028
*	Applica, Inc.	8,200	16,810
	Arbitron, Inc.	12,500	490,000
	Arctic Cat, Inc.	13,898	333,552
	Ark Restaurants Corp.	1,070	32,635
	ArvinMeritor, Inc.	34,000	569,160
*	Asbury Automotive Group, Inc.	58,700	1,124,105
*	Ashworth, Inc.	22,600	188,936
*	Audiovox Corp. Class A	27,266	348,187
*	Avatar Holdings, Inc.	2,300	128,409
*	Aztar Corp.	35,900	1,083,462
*	Bakers Footwear Group, Inc.	10,603	232,736
*	Ballantyne of Omaha, Inc.	30,500	123,525
* #	Bally Total Fitness Holding Corp.	65,800	521,794
	Bandag, Inc.	5,700	243,789
*	Barry (R.G.) Corp.	8,800	56,672
	Bassett Furniture Industries, Inc.	7,122	137,383
	Beasley Broadcast Group, Inc.	9,700	131,338
#	Beazer Homes USA, Inc.	29,165	1,850,519
	Bebe Stores, Inc.	68,887	1,182,790
*	Benihana, Inc.	1,500	39,825
*	Benihana, Inc. Class A	5,225	140,134
*	Big Dog Holdings, Inc.	2,700	27,135
* #	Big Lots, Inc.	112,800	1,433,688
*	BJ’s Restaurants, Inc.	24,803	629,748
	Blair Corp.	1,071	44,179
#	Blockbuster, Inc. Class A	25,988	100,574
	Blockbuster, Inc. Class B	10,322	36,127
*	Blount International, Inc.	28,500	465,690
*	Bluegreen Corp.	44,500	706,215
	Blyth, Inc.	16,212	361,203
	Bob Evans Farms, Inc.	23,100	673,827
*	Bombay Co., Inc.	57,200	180,752
	Bon-Ton Stores, Inc.	15,400	419,188
	Books-A—Million, Inc.	18,300	211,182
	BorgWarner, Inc.	12,500	697,125
	Boyd Gaming Corp.	29,100	1,272,543
*	Bright Horizons Family Solutions, Inc.	4,000	134,040
	Brown Shoe Company, Inc.	16,800	801,360
*	Buca, Inc.	26,127	147,879

20

	Buckle, Inc.	22,200	849,150
	Building Materials Holding Corp.	11,700	787,410
	Burlington Coat Factory Warehouse Corp.	26,825	1,208,198
*	Cache, Inc.	28,300	491,854
	Cadmus Communications Corp.	7,200	136,296
*	California Coastal Communities, Inc.	17,031	655,523
*	California Pizza Kitchen, Inc.	26,400	793,584
	Callaway Golf Co.	24,900	410,601
*	Capital Pacific Holdings, Inc.	6,700	117,250
*	Career Education Corp.	25,470	836,435
*	CarMax, Inc.	12,800	402,176
	Carmike Cinemas, Inc.	4,565	108,738
*	Carriage Services, Inc.	30,800	152,768
*	Carter’s, Inc.	7,700	492,723
*	Casual Male Retail Group, Inc.	53,800	490,118
	Catalina Marketing Corp.	23,300	516,794
	Cato Corp. Class A	32,350	675,144
*	Cavalier Homes, Inc.	32,900	232,603
*	Cavco Industries, Inc.	7,400	340,770
	CBRL Group, Inc.	22,100	981,903
* #	CEC Entertainment, Inc.	27,300	888,888
*	Champion Enterprises, Inc.	37,900	588,208
*	Champps Entertainment, Inc.	21,244	171,227
#	Charles and Colvard, Ltd.	24,150	338,583
*	Charlotte Russe Holding, Inc.	36,700	667,940
*	Charming Shoppes, Inc.	123,300	1,650,987
*	Checkers Drive-In Restaurants, Inc.	23,100	339,339
* #	Cheesecake Factory, Inc.	16,875	610,200
	Cherokee, Inc.	3,300	127,182
*	Chicos FAS, Inc.	39,000	1,834,950
#	Choice Hotels International, Inc.	51,400	2,288,842
	Christopher & Banks Corp.	30,634	671,804
*	Chromcraft Revington, Inc.	4,000	52,000
	Churchill Downs, Inc.	6,500	260,455
	Citadel Broadcasting Co.	42,100	468,994
#	CKE Restaurants, Inc.	45,200	768,852
	Claire’s Stores, Inc.	35,500	1,137,420
	Coachmen Industries, Inc.	9,800	115,640
*	Cobra Electronics Corp.	3,100	36,053
*	Coldwater Creek, Inc.	46,020	1,034,069
*	Collectors Universe, Inc.	16,700	247,995
	Collegiate Pacific, Inc.	11,100	115,440
*	Columbia Sportswear Co.	9,450	475,902
*	Concord Camera Corp.	3,489	3,838
*	Conn’s, Inc.	29,300	1,091,425
#	Cooper Tire & Rubber Co.	28,200	420,180
*	Corinthian Colleges, Inc.	62,300	807,408
*	Cost Plus, Inc.	25,750	494,142
	Courier Corp.	16,200	639,414
*	Cox Radio, Inc.	31,300	432,879
	CPI Corp.	2,329	40,874
	Craftmade International, Inc.	3,303	60,115
*	Crown Media Holdings, Inc.	36,073	283,173
*	CSK Auto Corp.	39,400	626,854
	CSS Industries, Inc.	8,000	246,400

21

*	Culp, Inc.	16,200	80,190
*	Cumulus Media, Inc. Class A	59,000	684,400
	Cutter & Buck, Inc.	13,100	156,676
*	Cybex International, Inc.	10,200	61,098
*	Cycle Country Accessories Corp.	8,900	33,375
*	Dave & Busters, Inc.	7,700	138,600
	Deb Shops, Inc.	8,147	257,853
*	Deckers Outdoor Corp.	4,300	145,770
*	dELiA*s, Inc.	28,001	249,489
	Delta Apparel, Inc.	3,680	57,040
*	DeVry, Inc.	55,700	1,307,836
*	Diedrich Coffee, Inc.	1,500	6,270
	Dillards, Inc. Class A	22,000	542,740
*	Dixie Group, Inc.	19,850	325,143
* #	Dominion Homes, Inc.	11,200	107,520
	Dover Downs Gaming & Entertainment, Inc.	9,200	152,720
	Dover Motorsports, Inc.	11,500	57,155
*	Drew Industries, Inc.	22,400	726,880
*	drugstore.com, Inc.	121,452	306,059
*	Duckwall-ALCO Stores, Inc.	2,500	60,475
*	Dura Automotive Systems, Inc.	4,900	11,221
*	E Com Ventures, Inc.	125	2,175
*	Educate, Inc.	36,300	312,543
*	Education Management Corp.	23,300	876,080
*	ELXSI Corp.	1,000	2,900
*	EMAK Worldwide, Inc.	2,800	23,072
*	Emerson Radio Corp.	48,700	155,840
*	Emmis Communications Corp. Class A	21,500	351,955
*	Enesco Group, Inc.	614	1,148
*	Entercom Communications Corp.	16,000	450,720
*	Entravision Communications Corp.	52,976	393,612
* #	Escala Group, Inc.	30,300	752,955
	Escalade, Inc.	2,400	27,216
	Ethan Allen Interiors, Inc.	23,200	944,472
*	Expedia, Inc.	15,835	300,390
*	Fab Industries, Inc.	1,000	0
*	Fairchild Corp. Class A	22,500	53,550
*	Famous Dave’s of America, Inc.	18,300	252,723
	Fedders Corp.	12,800	18,816
	Finish Line, Inc. Class A	39,600	662,904
*	Finlay Enterprises, Inc.	9,700	82,256
	Flanigan’s Enterprises, Inc.	100	967
*	Fleetwood Enterprises, Inc.	57,200	646,360
	Flexsteel Industries, Inc.	1,200	16,980
*	Footstar, Inc.	8,900	41,385
* #	Fossil, Inc.	42,925	730,583
*	Fox & Hound Restaurant Group	17,889	290,160
*	Franklin Covey Co.	19,200	149,184
*	Franklin Electronic Publishers, Inc.	2,200	9,350
	Fred’s, Inc.	33,687	470,607
*	Friendly Ice Cream Corp.	2,000	19,440
	Frisch’s Restaurants, Inc.	1,100	22,990
	Furniture Brands International, Inc.	33,600	830,592
*	Gaiam, Inc.	6,300	86,940
*	GameStop Corp. Class A	27,688	1,108,351

22

*	GameTech International, Inc.	7,600	36,480
	Gaming Partners International Corp.	4,900	67,375
* #	Gander Mountain Co.	10,000	66,900
*	Gaylord Entertainment Co.	33,250	1,484,612
*	Gemstar-TV Guide International, Inc.	54,113	163,421
*	Genesco, Inc.	25,900	1,051,540
	Gentek, Inc.	21,256	403,014
*	G-III Apparel Group, Ltd.	1,700	27,183
* #	Goodyear Tire & Rubber Co.	121,800	1,745,394
	Gray Television, Inc.	32,480	273,482
	Gray Television, Inc. Class A	200	1,631
*	Group 1 Automotive, Inc.	32,200	1,232,616
*	GSI Commerce, Inc.	38,890	620,295
	GTECH Holdings, Inc.	67,600	2,256,488
*	Guess, Inc.	46,000	1,664,740
*	Guitar Center, Inc.	15,300	791,928
*	Gymboree Corp.	46,200	1,056,132
*	Ha-Lo Industries, Inc.	16,600	0
*	Hampshire Group, Ltd.	2,000	48,860
	Hancock Fabrics, Inc.	7,200	29,880
	Handleman Co.	24,670	242,506
*	Harris Interactive, Inc.	77,724	436,809
*	Hartmarx Corp.	52,500	455,175
*	Hastings Entertainment, Inc.	6,500	34,385
	Haverty Furniture Co., Inc.	12,000	171,000
*	Hayes Lemmerz International, Inc.	33,985	106,373
*	Hibbett Sporting Goods, Inc.	31,518	1,011,097
	Hollinger International, Inc. Class A	31,100	289,230
*	Hollywood Media Corp.	58,413	283,887
* #	Home Solutions of America, Inc.	43,800	256,230
*	Hot Topic, Inc.	23,925	315,331
* #	Hovnanian Enterprises, Inc. Class A	15,900	733,149
*	IAC/InterActiveCorp	8,135	237,867
*	Iconix Brand Group, Inc.	38,191	510,996
	IHOP Corp.	15,700	799,130
	ILX Resorts, Inc.	2,800	28,952
*	Image Entertainment, Inc.	42,050	142,970
*	IMPCO Technologies, Inc.	46,300	289,838
* #	Infosonics Corp.	8,300	98,355
*	Insight Enterprises, Inc.	54,600	1,175,538
	Interactive Data Corp.	45,600	1,026,000
*	Interface, Inc. Class A	71,050	787,234
*	Interstate Hotels & Resorts, Inc.	45,100	215,578
*	INVESTools, Inc.	53,600	415,400
*	Isle of Capri Casinos, Inc.	29,300	888,083
*	ITT Educational Services, Inc.	20,600	1,277,200
	J. Alexander’s Corp.	8,100	64,962
*	J. Jill Group, Inc.	30,450	719,533
*	Jack in the Box, Inc.	30,300	1,212,000
	Jackson Hewitt Tax Service, Inc.	26,600	755,440
*	Jakks Pacific, Inc.	37,800	938,196
*	Jameson Inns, Inc.	74,200	195,888
* #	Jarden Corp.	19,350	580,306
*	Jennifer Convertibles, Inc.	900	4,387
*	Jo-Ann Stores, Inc.	12,200	162,260

23

*	Johnson Outdoors, Inc.	2,900	51,794
*	Jos. A. Bank Clothiers, Inc.	17,858	796,645
	Journal Register Co.	34,700	446,242
*	K2, Inc.	55,347	630,956
	Kellwood Co.	12,700	326,898
	Kenneth Cole Productions, Inc. Class A	13,950	383,764
*	Keystone Automotive Industries, Inc.	24,071	1,063,938
	Kimball International, Inc. Class B	20,200	286,234
*	Kirkland’s, Inc.	27,430	143,733
	Koss Corp.	1,000	27,500
* #	Krispy Kreme Doughnuts, Inc.	43,550	293,962
	K-Swiss, Inc. Class A	17,800	519,404
*	LaCrosse Footwear, Inc.	2,500	29,700
*	Lakeland Industries, Inc.	799	15,405
*	Lakes Entertainment, Inc.	26,100	258,390
	Landry’s Restaurants, Inc.	15,050	464,593
*	Laureate Education, Inc.	22,400	1,159,872
*	Lazare Kaplan International, Inc.	100	825
#	La-Z—Boy, Inc.	33,716	537,770
*	Lenox Group, Inc.	26,300	351,368
	Levitt Corp. Class A	15,137	352,087
	Libbey, Inc.	900	7,974
*	LIFE TIME FITNESS, Inc.	20,400	855,984
	Lifetime Brands, Inc.	15,276	344,932
*	Lin TV Corp.	22,400	208,992
	Lithia Motors, Inc. Class A	14,400	461,376
*	LKQ Corp.	54,200	1,193,484
*	Lodgenet Entertainment Corp.	14,300	203,632
*	Lodgian, Inc.	40,300	505,362
	Lone Star Steakhouse & Saloon, Inc.	17,300	466,408
*	Luby’s, Inc.	39,200	584,472
	M/I Homes, Inc.	11,900	501,228
*	Mace Security International, Inc.	29,300	67,976
*	Magna Entertainment Corp.	5,700	38,247
*	Main Street Restaurant Group, Inc.	33,300	183,150
	Marine Products Corp.	10,035	122,929
*	MarineMax, Inc.	29,400	907,284
* #	Martha Stewart Living Omnimedia, Inc.	17,900	309,670
* #	Marvel Entertainment, Inc.	39,600	733,392
	Matthews International Corp. Class A	18,100	672,234
*	Max & Erma’s Restaurants, Inc.	300	3,270
#	Maytag Corp.	1,800	30,960
*	McCormick & Schmick’s Seafood Restaurants, Inc.	23,600	552,948
	McRae Industries, Inc. Class A	900	9,472
	MDC Holdings, Inc.	20,493	1,256,016
*	Meade Instruments Corp.	29,951	85,360
	Media General, Inc. Class A	11,500	576,150
*	Mediacom Communications Corp.	90,100	508,164
* #	Meritage Homes Corp.	17,600	1,030,128
#	Meritage Hospitality Group, Inc.	1,000	4,660
*	Mestek, Inc.	4,900	63,357
*	Mexican Restaurants, Inc.	500	5,471
	Michaels Stores, Inc.	7,800	250,380
*	Midas, Inc.	17,600	335,104
*	Mikohn Gaming Corp.	18,300	145,302

24

*	Mity Enterprises, Inc.	4,479	84,384
	Modine Manufacturing Co.	26,100	732,105
	Monaco Coach Corp.	27,350	391,378
*	Monarch Casino & Resort, Inc.	17,900	479,899
	Monro Muffler Brake, Inc.	5,750	208,035
*	Mossimo, Inc.	2,300	14,467
*	Mothers Work, Inc.	6,050	150,584
	Movado Group, Inc.	19,000	414,200
#	Movie Gallery, Inc.	18,190	58,026
*	MTR Gaming Group, Inc.	54,000	538,380
* #	Multimedia Games, Inc.	35,959	380,806
*	Nathan’s Famous, Inc.	3,650	44,712
	National Presto Industries, Inc.	2,300	100,625
*	National RV Holdings, Inc.	11,300	73,224
#	Nautilus Group, Inc.	22,150	364,367
* #	Navarre Corp.	46,100	176,563
* #	Navigant International, Inc.	22,420	246,620
	Nelson (Thomas), Inc.	15,400	450,450
* #	Netflix, Inc.	44,700	1,198,407
*	Nevada Gold & Casinos, Inc.	19,800	187,110
*	New Frontier Media, Inc.	41,100	293,043
	Nobel Learning Communities, Inc.	3,200	30,400
	Nobility Homes, Inc.	3,204	82,022
	Noble International, Ltd.	11,100	170,385
*	NTN Communications, Inc.	13,724	19,076
* #	Nutri/System, Inc.	34,400	1,478,168
#	Oakley, Inc.	66,700	1,015,174
*	O’Charleys, Inc.	25,300	449,328
*	Opinion Research Corp.	4,800	26,448
*	O’Reilly Automotive, Inc.	18,400	602,048
	Orleans Homebuilders, Inc.	24,600	480,684
*	Outdoor Channel Holdings, Inc.	33,248	436,214
* #	Overstock.com, Inc.	11,000	247,500
	Oxford Industries, Inc.	13,000	595,140
*	P & F Industries, Inc. Class A	1,200	15,420
*	P.F. Chang’s China Bistro, Inc.	11,500	555,910
* #	Pacific Sunwear of California, Inc.	40,725	969,662
*	Palm Harbor Homes, Inc.	37,458	784,745
*	Panera Bread Co.	10,500	744,030
*	Pantry, Inc.	22,300	1,319,491
*	Papa John’s International, Inc.	29,200	960,680
*	Payless ShoeSource, Inc.	69,800	1,654,260
*	PC Mall, Inc.	21,800	134,724
* #	Pegasus Communications Corp.	12,000	35,880
*	Penn National Gaming, Inc.	39,600	1,373,328
*	Perry Ellis International, Inc.	17,800	391,778
*	PetMed Express, Inc.	24,164	451,625
	PETsMART, Inc.	33,700	874,852
	Phillips-Van Heusen Corp.	36,100	1,281,550
*	Phoenix Footwear Group, Inc.	7,400	39,590
#	Pier 1 Imports, Inc.	26,200	275,886
*	Pinnacle Entertainment, Inc.	46,800	1,312,740
*	Playboy Enterprises, Inc. Class A	2,400	30,000
*	Playboy Enterprises, Inc. Class B	40,200	557,172
	Polaris Industries, Inc.	10,600	530,530

25

*	Pomeroy IT Solutions, Inc.	16,000	148,800
#	Pre-Paid Legal Services, Inc.	12,000	433,320
* #	Priceline.com, Inc.	32,384	795,027
*	PRIMEDIA, Inc.	97,426	220,183
*	Princeton Review, Inc.	39,854	212,422
*	Proliance International, Inc.	11,500	60,375
*	ProQuest Co.	22,100	470,730
*	QEP Co., Inc.	200	2,140
*	Quaker Fabric Corp.	4,441	12,568
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	56,688	256,797
*	Quiksilver, Inc.	66,600	965,700
*	R&B, Inc.	7,400	78,514
*	R.H. Donnelley Corp.	11,100	677,100
*	Radio One, Inc. Class A	18,300	154,635
*	Radio One, Inc. Class D	57,250	477,465
*	Rare Hospitality International, Inc.	37,050	1,185,600
*	RC2 Corp.	27,800	1,001,634
*	RCN Corp.	32,000	800,000
	Reader’s Digest Association, Inc.	24,100	366,079
*	Reading International, Inc. Class A	560	4,530
*	Reading International, Inc. Class B	2,340	18,369
*	Red Lion Hotels Corp.	2,200	25,630
* #	Red Robin Gourmet Burgers, Inc.	5,400	215,946
* #	RedEnvelope, Inc.	12,900	124,614
*	Regent Communications, Inc.	71,386	326,234
	Regis Corp.	25,600	979,968
*	Rent-A—Center, Inc.	37,950	885,753
*	Rentrak Corp.	17,100	182,799
*	Rent-Way, Inc.	41,600	281,632
*	Restoration Hardware, Inc.	54,300	292,134
* #	Retail Ventures, Inc.	66,300	879,138
*	Rex Stores Corp.	18,425	282,271
*	Riviera Holdings Corp.	3,300	52,965
*	Rockford Corp.	3,040	12,190
*	Rocky Shoes & Boots, Inc.	1,500	35,610
*	Rubio’s Restaurants, Inc.	15,548	159,367
#	Ruby Tuesday, Inc.	37,500	1,070,625
	Russ Berrie & Co., Inc.	21,900	297,621
	Russell Corp.	27,400	391,272
*	Ryan’s Restaurant Group, Inc.	55,350	731,173
#	Ryland Group, Inc.	30,956	2,159,181
*	S&K Famous Brands, Inc.	900	14,985
*	Saga Communications, Inc. Class A	25,075	237,460
	Saks, Inc.	36,600	691,740
*	Salem Communications Corp.	23,638	330,459
* #	Salton, Inc.	17,000	24,310
	Sauer-Danfoss, Inc.	32,700	701,415
*	Schieb (Earl), Inc.	100	350
*	Scholastic Corp.	32,979	970,242
*	Scientific Games Corp.	39,246	1,200,143
	SCP Pool Corp.	30,837	1,340,484
*	Select Comfort Corp.	13,600	497,080
	Service Corp. International	205,700	1,635,315
*	Sharper Image Corp.	17,648	208,246
*	Shiloh Industries, Inc.	29,798	485,707

26

*	Shoe Carnival, Inc.	18,934	425,447
*	Shoe Pavilion, Inc.	600	4,656
* #	Shuffle Master, Inc.	19,575	511,495
	Sinclair Broadcast Group, Inc. Class A	30,900	222,171
* #	Six Flags, Inc.	130,004	1,371,542
*	Skechers U.S.A., Inc. Class A	35,768	758,282
	Skyline Corp.	7,700	308,924
* #	Smith & Wesson Holding Corp.	40,500	202,500
*	Smith & Wollensky Restaurant Group, Inc.	7,100	41,961
	Sonesta International Hotels Corp. Class A	800	20,710
	Sonic Automotive, Inc.	19,400	513,906
*	Sonic Corp.	29,362	928,133
*	Sotheby’s Holdings, Inc. Class A	32,100	677,952
*	Source Interlink Companies, Inc.	46,624	501,208
*	Southern Energy Homes, Inc.	5,200	31,200
*	Spanish Broadcasting System, Inc.	46,412	260,371
	Spartan Motors, Inc.	11,800	126,614
	Speedway Motorsports, Inc.	24,000	860,400
*	Sport Chalet, Inc. Class A	4,025	32,683
*	Sport Chalet, Inc. Class B	575	4,600
*	Sport-Haley, Inc.	200	1,010
*	Sportsman’s Guide, Inc.	10,575	267,442
	Stage Stores, Inc.	31,509	918,802
*	Stamps.com, Inc.	24,625	793,171
	Standard Motor Products, Inc.	12,300	130,503
	Standard Pacific Corp.	29,800	978,930
	Stanley Furniture, Inc.	9,088	231,744
	Station Casinos, Inc.	26,350	1,803,657
	Stein Mart, Inc.	39,114	652,422
*	Steinway Musical Instruments, Inc.	13,400	441,530
	Steven Madden, Ltd.	22,900	733,945
	Stewart Enterprises, Inc.	111,500	565,305
*	Stoneridge, Inc.	30,100	178,794
*	Strattec Security Corp.	3,400	137,564
	Strayer Education, Inc.	7,700	741,741
	Stride Rite Corp.	44,100	612,990
	Sturm Ruger & Co., Inc.	24,600	177,120
*	Sunterra Corp.	39,802	597,030
#	Superior Industries International, Inc.	27,000	581,850
	Superior Uniform Group, Inc.	700	7,756
	Syms Corp.	16,800	245,280
*	Syntax-Brillian Corp.	41,168	177,434
*	Systemax, Inc.	57,300	398,235
*	Tag-It Pacific, Inc.	300	150
#	Talbots, Inc.	31,000	826,460
	Tandy Brand Accessories, Inc.	4,600	49,726
*	Tandy Leather Factory, Inc.	13,800	87,906
*	Tarragon Corp.	15,750	304,447
*	Tarrant Apparel Group	31,562	36,612
	Technical Olympic USA, Inc.	47,041	996,328
*	Tenneco Automotive, Inc.	58,500	1,325,025
*	Texas Roadhouse, Inc.	7,800	119,808
*	The Children’s Place Retail Stores, Inc.	26,800	1,250,756
*	The Dress Barn, Inc.	40,200	1,735,836
	The Marcus Corp.	21,500	353,245

27

*	The Men’s Wearhouse, Inc.	36,901	1,155,739
	The Pep Boys - Manny, Moe & Jack	55,600	872,920
*	The Sports Authority, Inc.	27,739	1,014,970
*	The Steak n Shake Co.	42,182	768,978
	Thor Industries, Inc.	32,800	1,548,160
*	Timberland Co. Class A	4,200	147,210
*	TiVo, Inc.	40,602	225,341
*	Too, Inc.	34,300	1,043,749
*	Tractor Supply Co.	23,600	1,491,048
	Traffix, Inc.	10,800	56,160
*	Trans World Entertainment Corp.	41,400	248,400
	Triarc Companies, Inc. Class A	20,600	349,788
	Triarc Companies, Inc. Class B	25,000	390,000
*	Triple Crown Media, Inc.	3,268	21,896
	Tuesday Morning Corp.	11,700	257,517
	Tupperware Corp.	32,600	690,794
*	Tweeter Home Entertainment Group, Inc.	42,000	337,680
*	Unifi, Inc.	63,300	194,331
	Unifirst Corp.	7,300	244,623
	United Auto Group, Inc.	32,710	1,414,380
*	United Retail Group, Inc.	26,228	434,073
*	Universal Electronics, Inc.	25,900	465,164
*	Universal Technical Institute, Inc.	6,300	194,103
* #	Urban Outfitters, Inc.	63,000	1,770,300
*	Vail Resorts, Inc.	41,050	1,356,292
*	ValueVision Media, Inc. Class A	57,302	728,308
*	Varsity Group, Inc.	21,662	87,081
*	Vertrue, Inc.	8,500	374,510
*	Virco Manufacturing Corp.	600	3,330
	Visteon Corp.	97,000	452,020
*	Warnaco Group, Inc.	51,338	1,191,555
*	WCI Communities, Inc.	38,900	981,836
* #	Wells-Gardner Electronics Corp.	9,837	23,314
*	West Marine, Inc.	21,533	277,130
*	Wet Seal, Inc. Class A	68,600	364,266
	Wiley (John) & Sons, Inc. Class A	700	26,355
*	William Lyon Homes, Inc.	10,900	927,590
*	Wilsons The Leather Experts, Inc.	47,800	160,130
*	Winmark Corp.	200	4,510
#	Winnebago Industries, Inc.	20,400	655,248
* #	WMS Industries, Inc.	25,800	749,490
	Wolverine World Wide, Inc.	40,000	882,400
	World Wrestling Federation Entertainment, Inc.	14,700	219,765
	Yankee Candle Co., Inc.	17,700	514,008
*	Zale Corp.	12,800	333,440
*	Zapata Corp.	4,800	29,088
Total Consumer Discretionary			232,773,963

Health Care — (12.2%)
*	Abaxis, Inc.	14,800	325,452
* #	Abgenix, Inc.	32,700	727,248
*	Abiomed, Inc.	37,000	384,800
*	Acacia Research-CombiMatrix	21,630	37,204
*	Acadia Pharmaceuticals, Inc.	18,100	270,957
*	Accelrys, Inc.	40,500	251,100

28

*	Acusphere, Inc.	34,021	198,342
*	Adolor Corp.	34,400	944,968
*	Advanced Magnetics, Inc.	10,300	257,500
*	Advanced Medical Optics, Inc.	26,741	1,189,440
*	ADVENTRX Pharmaceuticals, Inc.	78,600	371,778
*	Air Methods Corp.	21,900	519,249
* #	Akorn, Inc.	31,300	145,545
*	Albany Molecular Research, Inc.	34,995	353,100
* #	Alexion Pharmaceuticals, Inc.	23,395	879,184
*	Align Technology, Inc.	62,100	506,736
*	Alkermes, Inc.	22,900	581,889
*	Alliance Imaging, Inc.	53,000	311,640
*	Allied Healthcare International, Inc.	37,400	181,016
*	Allied Healthcare Products, Inc.	1,200	6,744
*	Allos Therapeutics, Inc.	58,570	188,595
* #	Allscripts Healthcare Solutions, Inc.	47,388	888,525
*	Alnylam Pharmaceuticals, Inc.	22,700	365,016
	Alpharma, Inc. Class A	25,800	780,450
* #	Amedisys, Inc.	19,300	621,074
*	America Services Group, Inc.	14,900	268,945
*	American Dental Partners, Inc.	7,350	95,771
*	American Medical Systems Holdings, Inc.	56,100	1,215,687
*	American Retirement Corp.	32,000	861,440
	American Shared Hospital Services	1,300	8,710
*	AMERIGROUP Corp.	23,200	496,248
*	AMICAS, Inc.	97,300	477,743
*	AMN Healthcare Services, Inc.	36,600	759,084
*	Amsurg Corp.	25,100	549,941
* #	Amylin Pharmaceuticals, Inc.	22,700	984,726
	Analogic Corp.	10,900	588,055
*	Andrx Corp.	63,293	1,240,543
*	Angeion Corp.	25	102
*	AngioDynamics, Inc.	4,755	119,398
*	Anika Therapeutics, Inc.	14,248	195,483
* #	Antigenics, Inc.	26,581	162,410
*	AP Pharma, Inc.	15,850	35,029
*	Applera Corp. - Celera Genomics Group	81,202	933,011
*	Applied Imaging Corp.	300	570
*	Apria Healthcare Group, Inc.	27,700	636,823
*	Arena Pharmaceuticals, Inc.	56,236	995,940
*	Ariad Pharmaceuticals, Inc.	64,500	432,795
*	Arqule, Inc.	65,787	353,934
*	Array BioPharma, Inc.	65,937	596,730
#	Arrhythmia Research Technology, Inc.	1,000	9,850
	Arrow International, Inc.	31,100	962,234
*	Arthrocare Corp.	16,839	760,618
*	Aspect Medical Systems, Inc.	23,000	616,170
* #	AtheroGenics, Inc.	33,500	540,020
	Atrion Corp.	721	53,777
*	ATS Medical, Inc.	41,060	112,915
*	Auxilium Pharmaceuticals, Inc.	11,000	80,300
*	AVANIR Pharmaceuticals Class A	22,375	383,508
*	Avant Immunotherapeutics, Inc.	27,780	54,727
* #	AVI BioPharma, Inc.	62,230	476,060
*	Avigen, Inc.	17,234	98,234

29

*	Barrier Therapeutics, Inc.	6,000	60,660
*	Bentley Pharmaceuticals, Inc.	34,100	607,662
*	Beverly Enterprises, Inc.	113,800	1,406,568
*	Bioanalytical Systems, Inc.	2,100	13,230
* #	BioCryst Pharmaceuticals, Inc.	35,200	700,128
*	Bioenvision, Inc.	34,639	291,660
*	Bio-Imaging Technologies, Inc.	12,933	53,543
	BioLase Technology, Inc.	7,600	58,292
*	BioMarin Pharmaceutical, Inc.	75,800	991,464
*	Bio-Rad Laboratories, Inc. Class A	10,658	610,810
*	Bio-Rad Laboratories, Inc. Class B	400	23,440
*	Bio-Reference Laboratories, Inc.	18,700	321,827
*	BioSante Pharmaceuticals, Inc.	10,700	43,870
*	BioScrip, Inc.	70,250	503,693
*	Biosite, Inc.	13,500	730,080
*	BioSphere Medical, Inc.	16,807	127,733
*	Bioveris Corp.	1,200	5,172
*	Bovie Medical Corp.	15,800	47,400
* #	Bradley Pharmaceuticals, Inc.	23,452	276,734
*	Bruker BioSciences Corp.	146,223	653,617
*	Caliper Life Sciences, Inc.	63,704	422,358
	Cambrex Corp.	31,600	585,232
*	CancerVax Corp.	15,851	41,054
*	Candela Corp.	36,000	689,400
*	Cantel Medical Corp.	30,297	518,685
*	Capital Senior Living Corp.	44,300	476,225
*	Caraco Pharmaceutical Laboratories, Ltd.	28,500	358,530
*	Cardiac Science Corp.	14,272	142,720
*	Cardiotech International, Inc.	34,500	99,705
* #	Cell Genesys, Inc.	87,084	613,071
* #	Cell Therapeutics, Inc.	10,400	20,072
*	Cellegy Pharmaceuticals, Inc.	8,742	5,245
*	Centene Corp.	22,500	615,375
*	Cepheid, Inc.	30,950	283,502
*	Cerner Corp.	36,600	1,523,658
*	Cerus Corp.	33,442	362,177
*	Chad Therapeutics, Inc.	13,800	46,644
	Chemed Corp.	19,100	1,058,904
*	Cholestech Corp.	27,000	312,120
*	Ciphergen Biosystems, Inc.	898	1,572
#	Clinical Data, Inc.	87	1,984
	CNS, Inc.	14,900	309,771
*	Collagenex Pharmaceuticals, Inc.	23,600	312,700
* #	Columbia Laboratories, Inc.	49,640	224,869
	Computer Programs & Systems, Inc.	9,400	432,024
*	Conceptus, Inc.	27,812	398,546
*	Conmed Corp.	27,750	537,240
*	Connetics Corp.	22,800	362,064
*	Conor Medsystems, Inc.	9,700	249,775
#	Cooper Companies, Inc.	25,123	1,318,204
*	Corcept Therapeutics, Inc.	31,300	151,805
*	Corgentech, Inc.	7,254	63,835
*	Cortech, Inc.	1,100	3,047
* #	Cortex Pharmaceuticals, Inc.	43,600	122,080
*	Corvel Corp.	6,900	134,550

30

*	Cotherix, Inc.	14,500	167,040
*	Covance, Inc.	29,000	1,637,050
*	Coventry Health Care, Inc.	2,418	144,161
* #	Critical Therapeutics, Inc.	61,150	332,656
*	Criticare Systems, Inc.	17,700	88,500
*	Cross Country Healthcare, Inc.	54,152	991,523
*	CryoLife, Inc.	31,450	139,953
* #	Cubist Pharmaceuticals, Inc.	35,100	776,061
*	CuraGen Corp.	79,189	395,153
*	Curis, Inc.	73,900	184,750
*	Cutera, Inc.	12,900	349,461
*	CV Therapeutics, Inc.	17,600	473,616
*	Cyberonics, Inc.	12,500	339,625
*	Cypress Bioscience, Inc.	15,700	93,886
* #	Cytogen Corp.	10,331	33,266
	Datascope Corp.	18,300	698,145
*	Daxor Corp.	2,600	53,040
*	Del Global Technologies Corp.	523	2,131
*	Dendreon Corp.	94,115	458,340
*	Dendrite International, Inc.	54,900	730,170
*	DepoMed, Inc.	49,278	322,771
	Diagnostic Products Corp.	16,800	775,320
*	Digene Corp.	16,100	667,506
* #	Dionex Corp.	10,000	548,700
*	Discovery Laboratories, Inc.	34,100	258,819
*	Discovery Partners International, Inc.	33,500	80,400
*	Diversa Corp.	57,076	451,471
*	DJ Orthopedics, Inc.	30,300	1,056,864
*	DOV Pharmaceutical, Inc.	17,400	334,950
* #	Durect Corp.	57,498	327,164
*	DUSA Pharmaceuticals, Inc.	25,250	183,063
*	Dyax Corp.	57,400	344,400
*	Dynacq Healthcare, Inc.	5,200	17,077
*	Dynavax Technologies Corp.	46,178	278,915
*	Eclipsys Corp.	1,600	41,152
*	Elite Pharmaceuticals, Inc.	18,900	44,415
*	Embrex, Inc.	11,400	136,036
*	Emdeon Corp.	6,500	68,510
*	Emeritus Corp.	3,514	87,499
*	Emisphere Technologies, Inc.	26,768	168,103
*	Encision, Inc.	6,100	17,080
*	Encore Medical Corp.	109,524	652,767
*	Encysive Pharmaceuticals, Inc.	44,400	404,040
*	Endo Pharmaceuticals Holdings, Inc.	20,100	633,552
*	Endologix, Inc.	52,200	254,736
*	Enpath Medical, Inc.	7,106	66,370
*	Entremed, Inc.	54,500	134,070
*	Enzo Biochem, Inc.	29,590	389,700
*	Enzon Pharmaceuticals, Inc.	1,700	11,492
*	EP Medsystems, Inc.	1,200	3,384
* #	Epicept Corp.	2,124	6,924
*	EPIX Pharmaceuticals, Inc.	9,300	40,455
*	eResearch Technology, Inc.	33,850	497,934
*	ev3, Inc.	29,060	484,140
*	Exact Sciences Corp.	24,965	64,160

31

*	Exactech, Inc.	3,000	38,100
*	Exelixis, Inc.	65,542	711,786
*	E-Z—EM, Inc.	20,500	419,635
*	First Horizon Pharmaceutical Corp.	47,500	974,700
*	Five Star Quality Care, Inc.	37,500	311,250
*	Gene Logic, Inc.	46,416	177,309
*	Genesis HealthCare Corp.	23,356	928,401
*	Genitope Corp.	3,400	30,974
*	Genta, Inc.	13,900	38,781
*	Gentiva Health Services, Inc.	33,326	555,211
*	GenVec, Inc.	31,092	62,806
* #	Geron Corp.	89,200	799,232
*	Greatbatch, Inc.	36,100	798,171
*	GTx, Inc.	9,600	103,872
*	Haemonetics Corp.	22,200	1,149,960
*	Hanger Orthopedic Group, Inc.	36,800	224,112
*	Harvard Bioscience, Inc.	61,585	307,309
*	HealthExtras, Inc.	32,900	1,018,584
*	HealthTronics, Inc.	47,007	341,741
*	Healthways, Inc.	14,700	640,185
* #	Hemispherx Biopharma, Inc.	57,985	193,090
*	Hi-Tech Pharmacal Co., Inc.	18,825	463,848
*	HMS Holdings Corp.	40,640	349,504
*	Hollis-Eden Pharmaceuticals, Inc.	12,500	79,625
*	Hologic, Inc.	42,246	2,020,626
	Hooper Holmes, Inc.	34,348	97,548
*	Horizon Health Corp.	16,300	376,041
*	Human Genome Sciences, Inc.	91,027	1,139,658
*	Hythiam, Inc.	2,300	16,560
*	Icagen, Inc.	2,600	20,670
*	ICOS Corp.	19,924	480,766
*	ICU Medical, Inc.	19,850	696,735
*	IDEXX Laboratories, Inc.	16,900	1,328,002
*	I-Flow Corp.	22,000	302,060
*	Illumina, Inc.	40,857	1,038,994
* #	Immtech International, Inc.	6,500	50,245
*	Immucor, Inc.	29,643	883,954
*	Immunicon Corp.	6,400	20,288
*	ImmunoGen, Inc.	68,261	311,953
*	Immunomedics, Inc.	65,100	187,488
*	IMPATH Bankruptcy Liquidating Trust	14,800	29,600
*	IMPATH, Inc.	14,800	0
*	Impax Laboratories, Inc.	10,100	113,120
* #	Implant Sciences Corp.	19,300	80,674
*	Incyte Corp.	59,100	347,508
*	Indevus Pharmaceuticals, Inc.	55,737	336,651
* #	Inhibitex, Inc.	12,800	103,936
* #	Inovio Biomedical Corp.	9,500	28,690
*	Insmed, Inc.	22,500	55,575
*	Inspire Pharmaceuticals, Inc.	31,300	158,065
*	Integra LifeSciences Holdings	19,000	756,960
*	IntegraMed America, Inc.	10,090	111,293
*	Intermagnetics General Corp.	36,867	1,084,627
* #	InterMune, Inc.	29,309	558,630
*	IntraBiotics Pharmaceuticals, Inc.	9,000	30,600

32

*	IntraLase Corp.	5,300	98,209
* #	Introgen Therapeutics, Inc.	28,400	168,412
* #	Intuitive Surgical, Inc.	20,174	1,819,695
	Invacare Corp.	19,300	604,283
*	Inverness Medical Innovations, Inc.	3,218	85,245
*	Iomed, Inc.	6,500	20,150
*	Iridex Corp.	14,500	119,625
*	IRIS International, Inc.	18,400	418,232
*	Isis Pharmaceuticals, Inc.	56,800	456,672
*	Ista Pharmaceuticals, Inc.	27,779	170,007
* #	I-Trax, Inc.	61,000	204,960
*	IVAX Diagnostics, Inc.	20,400	67,728
*	Kendle International, Inc.	22,200	704,850
*	Kensey Nash Corp.	14,200	347,616
*	Keryx Biopharmaceuticals, Inc.	31,900	544,214
	Kewaunee Scientific Corp.	200	1,846
* #	Kindred Healthcare, Inc.	33,700	728,594
*	Kos Pharmaceuticals, Inc.	21,770	955,050
*	Kosan Biosciences, Inc.	40,198	197,372
*	K-V Pharmaceutical Co. Class A	22,400	514,528
*	K-V Pharmaceutical Co. Class B	6,125	140,201
*	Kyphon, Inc.	12,900	460,659
*	La Jolla Pharmaceutical Co.	1,900	10,260
*	Lannet Co., Inc.	32,915	256,737
* #	Laserscope, Inc.	14,000	306,180
	LCA-Vision, Inc.	17,400	758,640
*	Lexicon Genetics, Inc.	50,373	206,529
*	Lifecell Corp.	33,500	739,010
*	Lifecore Biomedical, Inc.	25,400	332,232
*	Lifeline Systems, Inc.	14,700	700,896
*	LifePoint Hospitals, Inc.	3,320	103,119
* #	Ligand Pharmaceuticals, Inc. Class B	11,500	143,175
*	Lipid Sciences, Inc.	19,500	51,480
*	Luminex Corp.	31,509	441,126
*	Magellan Health Services, Inc.	33,508	1,279,671
* #	Mannkind Corp.	38,800	670,852
* #	Martek Biosciences Corp.	19,900	678,192
*	Matria Healthcare, Inc.	24,599	1,064,399
*	Matrixx Initiatives, Inc.	16,000	411,840
*	Maxygen, Inc.	46,400	360,992
*	Medarex, Inc.	77,400	1,142,424
*	MedCath Corp.	23,980	549,622
*	Medco Health Solutions, Inc.	3,788	211,067
*	Medical Action Industries, Inc.	18,747	443,929
*	Medical Staffing Network Holdings, Inc.	48,800	250,832
	Medicis Pharmaceutical Corp. Class A	15,200	432,288
*	MEDTOX Scientific, Inc.	6,284	52,471
*	Memory Pharmaceuticals Corp.	7,130	17,183
*	Memry Corp.	39,200	86,240
	Mentor Corp.	23,400	1,007,136
*	Merge Technologies, Inc.	27,037	522,625
	Meridian Bioscience, Inc.	23,580	525,598
*	Merit Medical Systems, Inc.	28,511	406,282
*	Metabasis Therapeutics, Inc.	22,878	211,622
*	Metropolitan Health Networks, Inc.	55,100	118,465

33

*	MGI Pharma, Inc.	22,400	394,912
* #	MicroIslet, Inc.	36,000	69,120
*	Microtek Medical Holdings, Inc.	75,335	265,179
*	Milestone Scientific, Inc.	3,200	3,328
*	Molecular Devices Corp.	27,600	878,508
*	Molina Healthcare, Inc.	20,100	571,041
* #	Momenta Pharmaceuticals, Inc.	14,100	336,144
*	Monogram Biosciences, Inc.	113,238	225,344
*	MTS Medication Technologies	9,300	61,287
*	Myogen, Inc.	22,112	838,045
*	Myriad Genetics, Inc.	33,500	860,280
*	Nabi Biopharmaceuticals	43,117	177,211
*	Nanogen, Inc.	65,600	165,312
*	Nastech Pharmaceutical Co., Inc.	23,600	495,128
*	National Dentex Corp.	3,900	78,000
	National Healthcare Corp.	13,600	551,480
	National Home Health Care Corp.	3,097	34,759
*	National Medical Health Card Systems, Inc.	5,700	172,425
	National Research Corp.	3,200	68,480
*	Natus Medical, Inc.	26,100	520,956
* #	Nektar Therapeutics	57,022	1,192,330
*	Neogen Corp.	9,536	216,467
*	Neopharm, Inc.	27,941	282,763
*	Neose Technologies, Inc.	10,400	34,008
*	Neurocrine Biosciences, Inc.	9,405	617,062
*	Neurogen Corp.	66,715	449,659
*	Neurometric, Inc.	9,300	334,056
*	New Brunswick Scientific Co., Inc.	4,022	29,200
*	New River Pharmaceuticals, Inc.	8,200	250,756
* #	NitroMed, Inc.	7,600	89,300
*	NMT Medical, Inc.	18,100	430,780
*	North American Scientific, Inc.	3,100	7,099
* #	Northfield Laboratories, Inc.	26,487	277,319
*	NovaMed, Inc.	42,385	313,649
* #	Novavax, Inc.	54,733	317,451
*	Noven Pharmaceuticals, Inc.	26,000	391,820
*	NPS Pharmaceuticals, Inc.	37,600	576,784
*	Nutraceutical International Corp.	22,600	324,762
*	NuVasive, Inc.	18,900	349,461
*	Nuvelo, Inc.	48,313	828,085
	NWH, Inc.	3,200	39,840
* #	Occulogix, Inc.	6,200	22,568
*	Odyssey Healthcare, Inc.	37,787	711,151
*	Omnicell, Inc.	31,022	358,614
*	Onyx Pharmaceuticals, Inc.	27,800	792,300
	Option Care, Inc.	40,312	565,174
*	OraSure Technologies, Inc.	45,400	432,208
*	Orchid Cellmark, Inc.	25,940	173,539
*	Orthologic Corp.	71,500	413,985
*	Oscient Pharmaceutical Corp.	101,587	205,206
*	OSI Pharmaceuticals, Inc.	9,000	292,320
*	Osteotech, Inc.	24,586	112,358
	Owens & Minor, Inc.	32,700	1,042,803
*	Oxigene, Inc.	37,400	145,486
* #	Pain Therapeutics, Inc.	48,786	526,401

34

*	PainCare Holdings, Inc.	85,000	260,100
*	Palatin Technologies, Inc.	63,300	189,900
*	Palomar Medical Technologies, Inc.	13,300	424,935
*	Panacos Pharmaceuticals, Inc.	45,476	331,065
*	Par Pharmaceutical Companies, Inc.	37,588	1,117,867
*	Parexel International Corp.	38,300	981,246
*	PDI, Inc.	25,266	245,333
* #	PDL BioPharma, Inc.	43,100	1,349,461
*	Pediatric Services of America, Inc.	14,000	178,220
*	Pediatrix Medical Group, Inc.	16,700	1,576,146
*	Penwest Pharmaceuticals Co.	24,033	558,767
	Perrigo Co.	75,400	1,198,106
*	Per-Se Technologies, Inc.	32,972	832,873
	Pharmaceutical Products Development Service, Inc.	15,000	1,043,850
*	Pharmacopia Drug Discovery, Inc.	12,000	57,960
*	Pharmacyclics, Inc.	24,486	116,309
*	Pharmion Corp.	22,600	373,352
*	PhotoMedex, Inc.	50,700	113,061
	PolyMedica Corp.	18,300	740,052
*	Possis Medical, Inc.	24,800	231,880
*	Pozen, Inc.	29,600	514,448
*	PRAECIS Pharmaceuticals, Inc.	10,200	60,792
*	Progenics Pharmaceuticals, Inc.	24,952	736,084
*	Providence Service Corp.	15,600	480,948
*	ProxyMed, Inc.	5,305	32,732
*	PSS World Medical, Inc.	64,871	1,120,971
	Psychemedics Corp.	1,600	28,720
*	Psychiatric Solutions, Inc.	24,600	812,538
*	QuadraMed Corp.	18,800	32,900
*	Quidel Corp.	46,800	526,032
* #	Quigley Corp.	10,300	121,025
*	Radiation Therapy Services, Inc.	17,184	487,854
*	Radiologix, Inc.	32,700	61,803
*	Regeneration Technologies, Inc.	58,119	427,175
*	Regeneron Pharmaceuticals, Inc.	67,075	1,098,018
*	RegeneRx Biopharmaceuticals, Inc.	19,700	62,055
*	RehabCare Group, Inc.	22,800	460,104
*	Renal Care Group, Inc.	7,050	336,356
* #	Renovis, Inc.	31,605	684,564
*	Repligen Corp.	48,215	214,557
*	Res-Care, Inc.	44,549	814,801
*	ResMed, Inc.	5,000	202,950
*	Respironics, Inc.	23,434	852,060
*	Retractable Technologies, Inc.	29,700	118,206
*	Rigel Pharmaceuticals, Inc.	8,400	79,800
*	Rita Medical Systems, Inc.	74,900	280,126
*	Rochester Medical Corp.	2,400	26,976
*	Sangamo BioSciences, Inc.	34,068	216,672
*	Santarus, Inc.	59,600	446,404
*	Savient Pharmaceuticals, Inc.	37,100	191,807
*	Schein (Henry), Inc.	13,010	606,917
*	Schick Technologies, Inc.	500	21,695
*	SciClone Pharmaceuticals, Inc.	44,500	104,575
*	Seattle Genetics, Inc.	55,300	291,984
*	Senesco Technologies, Inc.	192	305

35

*	SeraCare Life Sciences, Inc.	11,780	132,054
*	Serologicals Corp.	30,700	742,633
* #	SFBC International, Inc.	16,350	385,860
*	Sierra Health Services, Inc.	38,800	1,617,572
* #	Sirna Therapeutics, Inc.	82,002	504,312
*	Sonic Innovations, Inc.	32,535	140,551
*	SonoSite, Inc.	20,600	831,416
*	Sonus Pharmaceuticals, Inc.	31,600	182,016
	Span-American Medical System, Inc.	200	2,698
*	Spectranetics Corp.	29,800	341,508
*	Spectrum Pharmaceuticals, Inc.	25,200	134,820
*	SRI/Surgical Express, Inc.	2,900	17,748
*	Staar Surgical Co.	44,179	358,733
*	Stereotaxis, Inc.	8,800	116,424
	Steris Corp.	39,700	983,369
	Stratagene Corp.	4,793	50,183
*	Strategic Diagnostics, Inc.	33,491	124,587
*	Sun Healthcare Group, Inc.	25,100	160,138
*	Sunrise Senior Living, Inc.	43,200	1,531,872
*	SuperGen, Inc.	67,465	343,397
* #	SurModics, Inc.	10,700	414,732
*	Sybron Dental Specialties, Inc.	21,400	818,764
*	Symbion, Inc.	35,787	843,857
*	Symmetry Medical, Inc.	33,100	685,832
*	Synovis Life Technologies, Inc.	22,800	215,232
* #	Tanox, Inc.	58,000	1,106,640
*	Techne Corp.	7,800	463,866
*	Telik, Inc.	30,300	670,236
*	The Medicines Co.	23,500	479,165
*	Theragenics Corp.	37,200	125,736
*	Third Wave Technologies, Inc.	53,862	166,428
*	Thoratec Corp.	53,658	1,079,599
*	Threshold Pharmaceuticals, Inc.	6,300	94,815
*	Titan Pharmaceuticals, Inc.	38,366	132,746
* #	Triad Hospitals, Inc.	3,596	154,844
*	Trimeris, Inc.	19,760	247,790
*	TriPath Imaging, Inc.	43,592	282,040
*	Tripos, Inc.	7,234	22,787
*	TriZetto Group, Inc.	45,000	754,200
*	U.S. Physical Therapy, Inc.	17,900	344,575
*	United Surgical Partners International, Inc.	35,300	1,240,795
*	United Therapeutics Corp.	17,862	1,101,014
	UnitedHealth Group, Inc.	18,370	1,069,685
*	Urologix, Inc.	23,612	88,545
	Utah Medical Products, Inc.	2,300	75,923
	Valeant Pharmaceuticals International	14,800	263,736
*	Varian, Inc.	33,900	1,352,610
* #	Vascular Solutions, Inc.	13,043	92,344
*	Vaxgen, Inc.	15,000	171,750
*	VCA Antech, Inc.	12,880	359,996
*	Ventana Medical Systems, Inc.	14,400	522,288
*	Ventiv Health, Inc.	37,200	1,036,392
*	Vertex Pharmaceuticals, Inc.	30,400	1,314,496
*	Viasys Healthcare, Inc.	36,960	1,078,493
*	Vical, Inc.	30,168	142,091

36

*	Virbac Corp.	9,500	40,850
*	ViroPharma, Inc.	54,796	1,060,303
*	VistaCare, Inc.	13,412	181,733
*	Vital Images, Inc.	16,050	532,860
	Vital Signs, Inc.	14,287	729,494
*	Vivus, Inc.	67,132	220,864
	West Pharmaceutical Services, Inc.	25,600	826,624
*	Wright Medical Group, Inc.	21,357	412,831
*	Xenogen Corp.	1,000	4,030
	Young Innovations, Inc.	4,500	151,650
*	Zevex International, Inc.	2,100	32,676
*	Zila, Inc.	75,069	280,758
*	Zoll Medical Corp.	19,500	511,875
*	Zymogenetics, Inc.	42,500	940,950
Total Health Care			190,553,411

Financials — (11.2%)
	1st Source Corp.	21,779	580,410
#	21st Century Holding Co.	5,100	85,170
	21st Century Insurance Group	62,300	1,009,260
	Access National Corp.	500	5,300
*	Accredited Home Lenders Holding Co.	23,900	1,274,109
*	ACE Cash Express, Inc.	19,218	473,339
	Advance America Cash Advance Centers, Inc.	11,900	165,529
	Advanta Corp. Class A	10,500	341,985
	Advanta Corp. Class B Non-Voting	15,000	526,050
*	Aether Holdings, Inc.	67,457	230,703
* #	Affiliated Managers Group, Inc.	16,500	1,624,095
	Alabama National Bancorporation	14,039	976,693
	Alfa Corp.	62,548	1,005,772
	Amcore Financial, Inc.	19,761	591,052
	American Equity Investment Life Holding Co.	45,000	602,550
*	American Independence Corp.	5,224	62,688
*	American Physicians Capital, Inc.	12,500	616,125
	American Physicians Services Group, Inc.	500	6,470
*	American West Bancorporation	21,186	536,006
*	AmeriCredit Corp.	110,000	3,245,000
	Ameris Bancorp	14,166	325,818
*	AmeriServe Financial, Inc.	27,110	123,079
	AmerUs Group Co.	5,800	349,450
	Anchor Bancorp Wisconsin, Inc.	18,709	569,689
*	Arch Capital Group, Ltd.	100	5,656
*	Argonaut Group, Inc.	37,231	1,359,676
	Arrow Financial Corp.	3,751	100,564
*	Asset Acceptance Capital Corp.	900	17,991
	Associated Banc-Corp	5,712	196,893
	ASTA Funding, Inc.	15,400	536,228
*	Atlantic American Corp.	5,300	13,727
	Atlantic Coast Federal Corp.	13,473	196,032
	Baldwin & Lyons, Inc. Class A	250	6,310
	Baldwin & Lyons, Inc. Class B	10,075	249,356
	BancFirst Corp.	9,400	795,240
*	Bancinsurance Corp.	2,600	12,740
	BancorpSouth, Inc.	28,050	673,761
*	Bancshares of Florida, Inc.	11,696	257,312

37

	Bank of Commerce Holdings	100	996
	Bank of Granite Corp.	9,025	176,890
	Bank of the Ozarks, Inc.	15,041	534,858
	BankAtlantic Bancorp, Inc. Class A	24,100	328,965
	BankUnited Financial Corp. Class A	31,159	870,582
	Banner Corp.	11,210	358,720
	Bay View Capital Corp.	2,237	38,275
	Berkley (W.R.) Corp.	22,138	1,281,569
	Berkshire Hills Bancorp, Inc.	1,900	62,795
	Beverly Hills Bancorp, Inc.	14,911	154,776
*	BFC Financial Corp.	22,605	135,856
*	BNCCORP, Inc.	1,000	13,280
*	BNS Holding, Inc. Class A	1,280	7,360
	BOK Financial Corp.	1,621	74,355
	Boston Private Financial Holdings, Inc.	23,800	728,518
	Bristol West Holdings, Inc.	36,300	673,002
	Brooke Corp.	8,557	96,353
	Brookline Bancorp, Inc.	35,368	530,874
	Brown & Brown, Inc.	28,200	881,814
	California First National Bancorp	3,400	45,900
	Camco Financial Corp.	1,400	19,754
	Camden National Corp.	6,400	213,632
	Capital Bank Corp.	3,408	53,039
	Capital City Bank Group, Inc.	400	13,968
	Capital Corp. of the West	12,057	405,597
*	Capital Crossing Bank	9,900	317,691
	Capital Properties, Inc.	550	16,679
	Capital Title Group, Inc.	14,000	88,060
	Capitol Bancorp, Ltd.	17,300	749,782
	Cardinal Financial Corp.	39,930	491,139
	Cash America International, Inc.	30,900	828,120
	Cathay General Bancorp	16,668	593,881
	Center Bancorp, Inc.	2,500	28,275
	Center Financial Corp.	10,400	240,968
	Centerstate Banks of Florida, Inc.	100	3,819
	Central Bancorp, Inc.	300	8,550
	Central Pacific Financial Corp.	24,000	888,000
	Central Virginia Bankshares, Inc.	100	2,780
*	Ceres Group, Inc.	57,416	310,621
	CFS Bancorp, Inc.	8,800	129,184
	Charter Financial Corp.	1,500	57,000
	Chemical Financial Corp.	16,005	515,201
	Chittenden Corp.	38,445	1,106,832
	Citizens Banking Corp.	28,736	760,929
	Citizens First Bancorp, Inc.	6,400	184,192
	Citizens South Banking Corp.	2,500	31,250
* #	Citizens, Inc.	69,650	370,538
	City Holding Co.	22,600	822,866
	City National Corp.	153	11,622
	Clark, Inc.	27,348	288,795
*	CNA Surety Corp.	64,369	1,118,733
#	CNB Financial Corp.	2,500	35,250
	CoBiz, Inc.	3,375	64,294
	Cohen & Steers, Inc.	12,600	283,122
	Columbia Banking System, Inc.	19,709	660,843

38

	Comm Bancorp, Inc.	1,000	41,950
	Commerce Group, Inc.	2,600	140,426
	Commercial Bancshares, Inc.	912	32,476
	Commercial Capital Bancorp, Inc.	21,846	313,053
	Commercial National Financial Corp.	600	10,686
	Community Bancorp, Inc.	310	10,819
	Community Bank System, Inc.	26,800	580,756
	Community Trust Bancorp, Inc.	4,414	140,012
	Community West Bancshares	2,300	32,648
* #	CompuCredit Corp.	44,400	1,678,320
	Consolidated-Tokoma Land Co.	1,600	104,000
*	Consumer Portfolio Services, Inc.	15,800	107,440
	Corus Bankshares, Inc.	15,210	913,360
*	Covanta Holding Corp.	48,890	848,241
*	Credit Acceptance Corp.	40,300	952,692
	CVB Financial Corp.	48,013	802,297
*	Dearborn Bancorp, Inc.	10,936	253,168
	Delphi Financial Group, Inc. Class A	13,950	726,516
#	Delta Financial Corp.	18,671	171,026
	Dime Community Bancshares	45,575	623,466
*	Dollar Financial Corp.	3,100	43,865
	Donegal Group, Inc. Class A	14,021	342,813
	Donegal Group, Inc. Class B	444	10,099
	Downey Financial Corp.	9,800	622,790
	East West Bancorp, Inc.	22,800	859,332
	EMC Insurance Group, Inc.	8,928	218,915
*	Encore Capital Group, Inc.	28,300	487,892
*	Epoch Holding Corp.	2,900	15,950
	ESB Financial Corp.	2,937	34,715
*	eSpeed, Inc.	32,700	271,737
*	EZCORP, Inc. Class A Non-Voting	1,000	21,630
	F.N.B. Corp.	31,872	525,569
	FBL Financial Group, Inc. Class A	16,900	578,318
	Federal Agriculture Mortgage Corporation	17,600	525,536
	Federal Trust Corp.	100	1,216
	Fidelity Bancorp, Inc.	292	5,636
	Fidelity Bankshares, Inc.	20,474	653,735
	Fidelity Southern Corp.	8,552	151,798
	Financial Federal Corp.	34,200	955,206
*	Financial Industries Corp.	9,841	84,633
*	Firebrand Financial Group, Inc.	1,700	127
*	First Acceptance Corp.	77,100	944,475
	First Albany Companies, Inc.	32,558	187,860
	First American Corp.	7,600	320,416
	First Bancorp	16,427	365,172
*	First Bank of Delaware	2,750	6,435
	First Busey Corp.	23,039	470,226
*	First Cash Financial Services, Inc.	43,400	756,028
	First Charter Corp.	24,900	610,299
	First Commonwealth Financial Corp.	54,453	736,205
	First Community Bancorp	15,245	910,431
	First Community Bancshares, Inc.	13,873	452,537
	First Defiance Financial Corp.	700	19,313
	First Federal Bancshares of Arkansas, Inc.	2,400	55,320
	First Federal Bankshares, Inc.	200	4,540

39

	First Financial Bancorp	34,162	577,679
	First Financial Bankshares, Inc.	5,433	198,739
	First Financial Corp.	14,015	402,230
	First Financial Holdings, Inc.	14,897	481,471
	First Financial Service Corp.	242	6,988
	First Indiana Corp.	17,757	489,929
*	First Investors Financial Services Group, Inc.	400	2,980
	First Keystone Financial, Inc.	200	3,910
*	First Mariner Bancorp, Inc.	2,700	50,139
	First Merchants Corp.	19,162	493,613
	First Midwest Bancorp, Inc.	14,722	495,101
	First Mutual Bancshares, Inc.	592	15,031
	First Niagara Financial Group, Inc.	57,653	812,331
	First Oak Brook Bancshares, Inc.	7,950	213,934
	First PacTrust Bancorp, Inc.	1,300	37,947
	First Place Financial Corp.	15,967	381,452
*	First Regional Bancorp	5,093	426,284
	First Republic Bank	21,175	768,441
	First State Bancorporation	19,322	498,894
	First United Corp.	800	17,288
	First West Virginia Bancorp, Inc.	400	7,600
	Firstbank Corp.	1,705	40,006
	FirstBank NW Corp.	1,090	20,154
*	FirstCity Financial Corp.	23,242	272,861
*	FirstFed Financial Corp.	18,300	1,098,183
	Flag Financial Corp.	2,200	38,500
	Flagstar Bancorp, Inc.	27,650	427,192
	Flushing Financial Corp.	18,750	310,875
#	FNB Corp. NC	1,100	22,792
	FNB Corp. VA	439	14,917
	FNB Financial Services Corp.	1,593	25,408
	Foothill Independent Bancorp	2,182	57,714
*	FPIC Insurance Group, Inc.	16,702	586,908
*	Franklin Bank Corp.	39,800	678,988
	Fremont General Corp.	38,500	913,220
	Frontier Financial Corp.	19,787	637,537
	Fulton Financial Corp.	2,090	36,784
	GAMCO Investors, Inc.	5,800	260,942
	Gateway Financial Holdings, Inc.	8,150	137,980
	GB&T Bancshares, Inc.	8,300	173,055
	German American Bancorp	8,199	109,047
	Glacier Bancorp, Inc.	21,837	688,739
	Gold Banc Corporation, Inc.	31,900	583,451
	Great American Financial Resources, Inc.	9,300	183,954
	Great Southern Bancorp, Inc.	9,679	272,657
*	Greater Atlantic Financial Corp.	1,300	7,280
#	Greater Bay Bancorp	41,074	1,104,891
	Greater Community Bancorp	1,899	28,561
	Greene County Bancshares, Inc.	7,826	225,389
*	Greenville First Bancshares, Inc.	100	2,394
*	Grubb & Ellis Co.	5,100	58,625
	GS Financial Corp.	400	6,978
	Guaranty Federal Bancshares, Inc.	1,000	28,360
	Hancock Holding Co.	22,769	1,016,636
	Hanmi Financial Corp.	39,200	703,640

40

	Hanover Insurance Group, Inc.	34,300	1,661,835
	Harbor Florida Bancshares, Inc.	22,100	840,021
	Harleysville Group, Inc.	20,400	537,132
	Harleysville National Corp.	28,501	631,297
#	HCC Insurance Holdings, Inc.	18,450	593,906
	Heartland Financial USA, Inc.	8,466	182,866
	Heritage Commerce Corp.	23,622	542,597
	Heritage Financial Corp.	1,160	31,320
	HF Financial Corp.	870	16,574
	Hilb Rogal Hamilton Co.	29,700	1,147,905
	HMN Financial, Inc.	3,600	116,100
	Home Federal Bancorp	900	22,950
	HopFed Bancorp, Inc.	500	8,000
	Horace Mann Educators Corp.	29,100	542,715
	Horizon Financial Corp.	9,497	230,492
	IBERIABANK Corp.	11,725	677,236
	Independence Community Bank Corp.	34,971	1,433,112
	Independence Holding Co.	1,584	35,244
	Independent Bank Corp. MA	19,100	578,730
	Independent Bank Corp. MI	26,096	703,809
	Infinity Property & Casualty Corp.	15,400	610,764
	Integra Bank Corp.	21,376	461,508
	Interchange Financial Services Corp.	24,631	468,728
*	Investment Technology Group, Inc.	41,000	1,864,680
	Irwin Financial Corp.	29,100	583,164
*	ITLA Capital Corp.	8,100	374,868
	Jefferies Group, Inc.	24,600	1,403,184
	Jones Lang LaSalle, Inc.	23,100	1,563,408
*	Kennedy-Wilson, Inc.	2,800	42,700
	K-Fed Bancorp	13,538	166,084
	KNBT Bancorp, Inc.	21,185	335,147
*	Knight Capital Group, Inc.	92,800	1,168,352
* #	LaBranche & Co., Inc.	5,300	74,995
	Lakeland Bancorp, Inc.	293	4,565
	LandAmerica Financial Group, Inc.	11,500	767,050
	Landmark Bancorp, Inc.	126	3,219
	LNB Bancorp, Inc.	5,660	109,238
	Longview Fibre Co.	55,700	1,048,274
	LSB Corp.	1,100	19,260
	Macatawa Bank Corp.	10,744	392,693
	MAF Bancorp, Inc.	29,019	1,243,754
	Main Street Banks, Inc.	22,874	591,064
*	MarketAxess Holdings, Inc.	1,800	23,670
*	Marlin Business Services, Inc.	23,555	541,765
	MASSBANK Corp.	900	29,700
	MB Financial, Inc.	22,300	819,748
	MBT Financial Corp.	18,483	310,514
	MCG Capital Corp.	12,600	192,780
*	Meadowbrook Insurance Group, Inc.	50,300	332,986
	Medallion Financial Corp.	13,400	162,676
	Mercantile Bank Corp.	2,430	94,357
	Merchants Bancshares, Inc.	4,200	102,228
	Merchants Group, Inc.	1,400	41,720
	Meta Financial Group, Inc.	600	12,600
	MetroCorp Bancshares, Inc.	1,400	34,790

41

	MFB Corp.	200	6,164
	MicroFinancial, Inc.	12,500	45,625
	Mid Penn Bancorp, Inc.	220	5,821
	Midland Co.	4,000	134,680
	Mid-State Bancshares	27,955	804,265
	Midwest Banc Holdings, Inc.	26,450	679,765
	Municipal Mortgage & Equity, L.L.C.	25,800	699,438
	Nara Bancorp, Inc.	13,000	227,110
#	National Penn Bancshares, Inc.	38,795	811,591
	National Security Group, Inc.	1,000	16,519
	National Western Life Insurance Co. Class A	1,700	379,202
*	Navigators Group, Inc.	18,218	854,424
	NBT Bancorp, Inc.	25,138	575,157
	NetBank, Inc.	27,456	204,547
	New Hampshire Thrift Bancshares, Inc.	200	3,020
	NewMil Bancorp, Inc.	1,950	59,378
*	Newtek Business Services, Inc.	23,007	42,563
*	North Bay Bancorp	100	2,950
	North Central Bancshares, Inc.	400	15,320
	Northeast Bancorp	200	4,480
	Northrim BanCorp, Inc.	2,630	61,148
	Northway Financial, Inc.	200	7,440
	Northwest Bancorp, Inc.	41,168	935,337
	Norwood Financial Corp.	300	9,660
	NYMAGIC, Inc.	5,600	141,120
	Oak Hill Financial, Inc.	5,300	166,950
	OceanFirst Financial Corp.	15,595	369,602
*	Ocwen Financial Corp.	104,000	1,021,280
#	Odyssey Re Holdings Corp.	33,200	779,536
	Ohio Casualty Corp.	54,400	1,665,184
	Old National Bancorp	54,300	1,153,875
	Old Second Bancorp, Inc.	1,500	47,880
	Omega Financial Corp.	10,300	334,956
	Pacific Capital Bancorp	36,977	1,321,188
*	Pacific Mercantile Bancorp	20,420	372,665
*	Pacific Premier Bancorp, Inc.	4,220	50,640
	Pamrapo Bancorp, Inc.	750	15,147
	Park National Corp.	2,500	262,250
	Parkvale Financial Corp.	1,200	33,504
	Partners Trust Financial Group, Inc.	44,719	526,790
	Peapack-Gladstone Financial Corp.	7,900	223,175
*	Penn Treaty American Corp.	30,750	319,800
	Pennfed Financial Services, Inc.	1,900	35,302
	Peoples Bancorp, Inc. OH	12,014	353,932
	Peoples Community Bancorp	1,100	22,440
	PFF Bancorp, Inc.	19,870	624,514
* #	Philadelphia Consolidated Holding Corp.	15,899	1,701,193
	Pinnacle Bancshares, Inc.	100	1,380
*	Pinnacle Financial Partners, Inc.	14,520	384,199
*	Piper Jaffray Companies, Inc.	16,800	834,624
	Placer Sierra Bancshares	700	18,396
*	PMA Capital Corp. Class A	57,300	551,226
	Pocahontas Bancorp, Inc.	1,600	20,672
*	Portfolio Recovery Associates, Inc.	18,300	895,053
	Potlatch Corp.	17,200	626,768

42

*	Premier Financial Bancorp, Inc.	100	1,537
	Presidential Life Corp.	27,375	599,786
	Princeton National Bancorp, Inc.	1,400	46,340
	PrivateBancorp, Inc.	3,600	136,548
*	ProAssurance Corp.	29,700	1,523,313
	ProCentury Corp.	2,800	34,496
	Prosperity Bancshares, Inc.	22,737	656,190
	Provident Bankshares Corp.	26,581	966,751
	Provident Financial Holdings, Inc.	5,150	153,470
	Provident Financial Services, Inc.	41,599	773,741
	Provident New York Bancorp	58,700	699,704
*	PSB Bancorp, Inc.	1,800	22,770
	Pulaski Financial Corp.	9,400	153,690
	Rainier Pacific Financial Group, Inc.	4,254	66,362
	Renasant Corp.	13,666	471,067
	Republic Bancorp, Inc.	55,125	668,666
	Republic Bancorp, Inc. Class A	10,102	202,040
*	Republic First Bancorp, Inc.	3,080	43,428
*	Rewards Network, Inc.	49,694	391,092
	Riverview Bancorp, Inc.	2,800	71,120
	RLI Corp.	22,100	1,165,112
	Rome Bancorp, Inc.	12,942	152,069
*	RTW, Inc.	5,200	52,884
	S&T Bancorp, Inc.	18,068	658,398
	Salisbury Bancorp, Inc.	200	7,540
	Sanders Morris Harris Group, Inc.	23,000	367,540
	Sandy Spring Bancorp, Inc.	17,875	634,026
*	SCPIE Holdings, Inc.	2,300	52,302
*	Seabright Insurance Holdings	5,800	96,338
	Seacoast Banking Corp. of Florida	17,601	474,171
	Security Bank Corp.	300	6,909
*	Security National Financial Corp. Class A	1,945	6,419
	Selective Insurance Group, Inc.	16,500	894,630
*	Siebert Financial Corp.	8,500	21,692
	Sierra Bancorp	7,600	190,152
	Simmons First National Corp. Class A	15,802	449,883
	Sky Financial Group, Inc.	1,238	32,646
	Sound Federal Bancorp, Inc.	10,958	223,324
	South Financial Group, Inc.	17,434	458,689
*	Southcoast Financial Corp.	700	17,220
	Southern Community Financial Corp.	2,908	27,335
	Southern Missouri Bancorp, Inc.	400	5,340
	Southside Bancshares, Inc.	100	2,011
	Southwest Bancorp, Inc.	17,242	377,427
	Southwest Georgia Financial Corp.	1,320	32,934
*	Standard Management Corp.	350	273
	State Auto Financial Corp.	44,500	1,449,810
	State Bancorp, Inc.	8,430	133,784
	Sterling Bancorp	17,920	364,493
	Sterling Bancshares, Inc.	49,340	879,239
	Sterling Financial Corp.	33,985	983,526
	Sterling Financial Corp. (PA)	300	6,189
	Stewart Information Services Corp.	13,300	624,435
*	Stifel Financial Corp.	17,300	663,109
*	Stratus Properties, Inc.	2,250	52,436

43

	Suffolk Bancorp	9,300	319,083
	Summit Bancshares, Inc.	3,500	64,015
	Summit Bank Corp.	400	6,324
*	Sun American Bancorp	9,700	53,156
*	Sun Bancorp, Inc.	27,873	579,758
	Susquehanna Bancshares, Inc.	29,654	714,958
*	SVB Financial Group	26,200	1,335,938
	SWS Group, Inc.	12,698	309,450
	Synergy Financial Group, Inc.	8,100	108,216
	Taylor Capital Group, Inc.	2,100	79,275
	TD Banknorth, Inc.	23,112	710,232
	Teche Holding Co.	400	16,240
*	Tejon Ranch Co.	6,300	298,620
*	Texas Capital Bancshares, Inc.	4,200	90,636
	Texas Regional Bancshares, Inc. Class A	35,467	1,095,221
	Texas United Bancshares, Inc.	575	10,925
	TF Financial Corp.	400	11,400
*	The Banc Corp.	39,980	456,572
*	The Bancorp, Inc.	25,168	528,025
	The Colonial BancGroup, Inc.	2,096	52,631
*	The Intergroup Corp.	600	8,820
	The Phoenix Companies, Inc.	46,500	667,275
	TierOne Corp.	21,367	705,111
	Timberland Bancorp, Inc.	1,500	40,050
	Tompkins County Trustco, Inc.	10,627	495,962
	Tower Group, Inc.	10,900	197,181
*	Tradestation Group, Inc.	35,900	570,092
*	Trammell Crow Co.	41,100	1,334,928
*	Triad Guaranty, Inc.	13,974	634,280
	Trico Bancshares	16,247	420,472
	TrustCo Bank Corp. NY	30,660	385,396
	Trustmark Corp.	30,734	926,630
	UCBH Holdings, Inc.	31,600	565,640
	UICI	39,400	1,445,586
	UMB Financial Corp.	16,305	1,102,870
	Umpqua Holdings Corp.	34,665	933,528
*	Unico American Corp.	4,400	42,020
	Union Bankshares Corp.	10,748	484,842
	Union Community Bancorp	400	10,744
*	United America Indemnity, Ltd.	6,536	148,694
	United Bankshares, Inc.	29,107	1,090,639
	United Community Banks, Inc.	28,929	791,208
	United Community Financial Corp.	34,200	418,608
	United Financial Corp.	206	4,559
	United Fire & Casualty Co.	17,600	629,904
*	United PanAm Financial Corp.	12,200	328,180
	United Security Bancshares	100	3,998
	Unity Bancorp, Inc.	2,661	40,181
*	Universal American Financial Corp.	59,200	896,880
	Univest Corporation of Pennsylvania	8,623	211,005
	Unizan Financial Corp.	10,573	288,643
	USB Holding Co., Inc.	21,577	473,831
*	Valley Bancorp	100	3,874
*	Vesta Insurance Group, Inc.	4,063	3,657
*	Virginia Commerce Bancorp, Inc.	15,312	555,826

44

	Waddell & Reed Financial, Inc.	8,900	207,281
	Washington Banking Co.	1,785	33,451
	Washington Savings Bank, FSB	500	4,200
	Washington Trust Bancorp, Inc.	16,454	447,055
	Webster Financial Corp.	3,036	143,147
	Wesbanco, Inc.	21,300	676,275
	West Bancorporation	17,871	332,401
	West Coast Bancorp	18,221	491,785
	Westamerica Bancorporation	513	27,825
	Westbank Corp.	661	10,298
	Westcorp, Inc.	13,560	974,286
*	Western Sierra Bancorp	7,472	321,520
	Westwood Holdings Group, Inc.	1,703	33,209
*	WFS Financial, Inc.	23,600	1,942,988
	Willow Grove Bancorp, Inc.	10,927	185,540
	Wilshire Bancorp, Inc.	25,300	487,025
*	Wilshire Enterprises, Inc.	15,400	128,744
	Wintrust Financial Corp.	22,150	1,166,862
*	World Acceptance Corp.	26,200	675,436
	WVS Financial Corp.	500	8,300
	Yardville National Bancorp	8,600	309,170
	Zenith National Insurance Corp.	3,750	193,125
	Zions Bancorporation	172	14,193
Total Financials			176,102,512

Energy — (6.8%)
*	Abraxas Petroleum Corp.	49,400	281,086
	Adams Resources & Energy, Inc.	4,400	115,676
*	Allis-Chalmers Energy, Inc.	24,600	403,440
* #	American Oil & Gas, Inc.	20,800	83,200
	Arch Coal, Inc.	22,100	1,615,731
*	Arena Resources, Inc.	10,000	292,000
* #	AstroPower, Inc.	87	0
*	Atlas America, Inc.	14,483	970,216
* #	ATP Oil & Gas Corp.	28,200	1,050,450
*	Atwood Oceanics, Inc.	14,389	1,297,600
	Barnwell Industries, Inc.	1,800	41,220
	Berry Petroleum Corp. Class A	22,500	1,519,875
*	Bolt Technology Corp.	9,200	111,504
*	Brigham Exploration Co.	72,500	621,325
*	Bristow Group, Inc.	23,400	698,724
	Cabot Oil & Gas Corp.	29,450	1,332,907
*	Cal Dive International, Inc.	52,800	1,859,088
*	Callon Petroleum Co.	30,700	542,776
#	CARBO Ceramics, Inc.	12,400	678,900
*	Carrizo Oil & Gas, Inc.	27,707	645,296
	Castle Energy Corp.	5,100	114,495
*	Cheniere Energy, Inc.	23,000	911,950
	Chesapeake Energy Corp.	75,600	2,244,564
	Cimarex Energy Co.	23,916	1,020,257
*	Clayton Williams Energy, Inc.	15,100	656,397
*	Comstock Resources, Inc.	46,800	1,315,080
*	Contango Oil & Gas Co.	23,900	274,611
*	Dawson Geophysical Co.	15,100	402,717
* #	Delta Petroleum Corp.	53,300	1,039,883

45

*	Denbury Resources, Inc.	85,060	2,411,451
*	Dril-Quip, Inc.	23,600	1,198,880
* #	Dune Energy, Inc.	50,984	167,737
*	Edge Petroleum Corp.	27,300	762,762
*	Encore Acquisition Co.	42,300	1,296,072
*	Endeavour International Corp.	117,400	361,592
*	Energy Partners, Ltd.	37,000	850,630
*	Forest Oil Corp.	34,130	1,694,554
#	Frontier Oil Corp.	34,000	1,572,500
*	FX Energy, Inc.	13,900	76,867
*	Gasco Energy, Inc.	62,100	354,591
*	Giant Industries, Inc.	18,000	1,047,600
*	Goodrich Petroleum Corp.	24,200	585,156
*	Grey Wolf, Inc.	152,500	1,058,350
	Gulf Island Fabrication, Inc.	14,941	339,609
*	Gulfmark Offshore, Inc.	33,900	929,538
*	Hanover Compressor Co.	106,509	1,627,458
*	Harvest Natural Resources, Inc.	47,084	424,227
	Helmerich & Payne, Inc.	19,000	1,249,630
	Holly Corp.	20,000	1,194,000
*	Hornbeck Offshore Services, Inc.	27,300	877,968
*	Houston Exploration Co.	24,547	1,419,798
*	Hydril Co.	12,500	841,750
*	Infinity, Inc.	20,100	172,860
* #	Input/Output, Inc.	130,700	988,092
*	KCS Energy, Inc.	31,500	743,400
*	Key Energy Group, Inc.	97,300	1,454,635
* #	KFX, Inc.	51,200	1,069,056
*	Lone Star Technologies, Inc.	26,500	1,317,050
	Lufkin Industries, Inc.	13,600	703,936
	Maritrans, Inc.	12,300	279,948
	MarkWest Hydrocarbon, Inc.	5,504	125,932
#	Massey Energy Co.	24,830	923,676
*	Matrix Service Co.	34,300	379,701
*	Maverick Tube Corp.	37,100	1,726,263
*	McMoran Exploration Co.	21,300	376,797
*	Meridian Resource Corp.	113,164	479,815
*	Mexco Energy Corp.	100	950
*	Miller Petroleum, Inc.	427	495
*	Mitcham Industries, Inc.	15,696	262,908
*	NATCO Group, Inc. Class A	22,900	567,462
* #	Natural Gas Services Group	15,700	310,075
*	Newpark Resources, Inc.	118,000	880,280
*	NS Group, Inc.	25,000	1,019,750
	Occidental Petroleum Corp.	21,630	1,980,010
*	Oceaneering International, Inc.	23,500	1,295,790
*	Oil States International, Inc.	43,800	1,512,414
*	OMNI Energy Services Corp.	19,400	80,510
	Overseas Shipholding Group, Inc.	12,000	606,840
*	Parallel Petroleum Corp.	40,390	687,034
*	Parker Drilling Co.	111,500	1,031,375
	Penn Virginia Corp.	12,720	786,732
*	Petrohawk Energy Corp.	81,552	1,030,002
*	Petroleum Development Corp.	20,400	877,404
*	Pioneer Drilling Co.	1,600	23,024

46

*	Plains Exploration & Production Co.	64,371	2,623,118
	Pogo Producing Co.	6,800	339,048
*	Pride International, Inc.	37,000	1,145,890
	Range Resources Corp.	78,750	1,884,487
*	Remington Oil & Gas Corp.	30,500	1,277,950
*	Rentech, Inc.	102,750	399,697
	Resource America, Inc.	22,200	364,524
#	Rowan Companies, Inc.	6,500	261,625
*	Royale Energy, Inc.	3,274	20,037
	RPC, Inc.	39,000	826,410
*	SEACOR Holdings, Inc.	20,747	1,513,909
*	Southwestern Energy Co.	96,200	3,087,058
	St. Mary Land & Exploration Co.	83,265	3,196,543
*	Stone Energy Corp.	28,884	1,195,798
*	Superior Energy Services, Inc.	62,100	1,614,600
*	Swift Energy Corp.	31,100	1,205,436
* #	Syntroleum Corp.	44,683	394,104
#	Tesoro Petroleum Corp.	51,600	3,117,156
*	Teton Energy Corp.	15,900	110,982
*	TETRA Technologies, Inc.	38,025	1,429,740
*	TGC Industries, Inc.	14,700	128,625
* #	Toreador Resources Corp.	3,200	95,904
* #	Transmeridian Exploration, Inc.	100,100	565,565
*	TransMontaigne, Inc.	58,376	440,155
* #	Tri-Valley Corp.	20,600	169,744
*	U.S. Energy Corp. Wyoming	5,600	30,464
*	Unit Corp.	34,700	1,844,999
*	Universal Compression Holdings, Inc.	33,700	1,474,375
	USEC, Inc.	49,927	621,092
*	VAALCO Energy, Inc.	83,000	543,650
*	Veritas DGC, Inc.	37,300	1,571,449
*	Warren Resources, Inc.	49,000	716,870
	Western Gas Resources, Inc.	16,000	756,960
*	Westmoreland Coal Co.	9,700	235,904
*	W-H Energy Services, Inc.	32,600	1,287,700
*	Whiting Petroleum Corp.	30,464	1,236,838
	World Fuel Services Corp.	21,100	639,330
Total Energy			106,545,640

Materials — (4.7%)
*	AEP Industries, Inc.	10,400	279,968
	Airgas, Inc.	58,400	2,125,176
*	AK Steel Holding Corp.	113,200	1,256,520
	Albemarle Corp.	16,900	717,405
*	Aleris International, Inc.	32,886	1,408,507
#	Allegheny Technologies, Inc.	24,079	1,216,230
	AMCOL International Corp.	30,200	833,822
*	American Pacific Corp.	2,900	16,617
#	American Vanguard Corp.	16,432	471,763
	Aptargroup, Inc.	15,000	795,750
	Arch Chemicals, Inc.	23,740	669,943
	Atlantis Plastics, Inc.	3,373	30,020
	Bairnco Corp.	2,000	19,300
	Balchem Corp.	7,250	155,658
*	Brush Engineered Materials, Inc.	29,900	520,559

47

*	Buckeye Technologies, Inc.	44,200	389,402
	Calgon Carbon Corp.	38,000	295,640
*	Caraustar Industries, Inc.	36,185	368,001
	Carpenter Technology Corp.	14,800	1,237,132
	Castle (A.M.) & Co.	24,500	693,840
*	Century Aluminum Co.	35,700	1,270,563
*	CFC International, Inc.	600	9,918
*	Chaparral Steel Co.	10,900	499,329
	Chemtura Corp.	62,556	693,120
	Chesapeake Corp.	14,426	190,279
	Cleveland-Cliffs, Inc.	21,100	1,815,655
*	Coeur d’Alene Mines Corp.	142,352	788,630
	Commercial Metals Co.	40,600	1,838,774
	Compass Minerals International, Inc.	18,100	451,595
*	Constar International, Inc.	11,653	41,357
*	Continental Materials Corp.	1,000	28,000
*	Core Molding Technologies, Inc.	5,400	42,984
*	Crown Holdings, Inc.	73,800	1,350,540
	Cytec Industries, Inc.	21,300	1,136,142
	Deltic Timber Corp.	14,000	731,640
*	Devcon International Corp.	600	5,256
	Eagle Materials, Inc.	27,600	1,493,988
	Eagle Materials, Inc. Class B	19,158	1,028,593
#	Empire Resources, Inc.	5,700	120,954
	Ferro Corp.	32,800	658,624
	Florida Rock Industries, Inc.	31,237	1,799,564
*	FMC Corp.	20,957	1,274,395
	Georgia Gulf Corp.	31,600	906,920
	Gibraltar Industries, Inc.	37,550	957,901
	Glatfelter (P.H.) Co.	38,000	624,720
*	Graphic Packaging Corp.	69,600	180,960
	Greif, Inc. Class A	7,500	434,325
	H.B. Fuller Co.	19,700	799,820
	Hawkins, Inc.	4,900	68,355
* #	Headwaters, Inc.	37,600	1,395,712
*	Hecla Mining Co.	128,237	638,620
*	Hercules, Inc.	25,700	304,545
	Kronos Worldwide, Inc.	8,972	261,085
*	Landec Corp.	49,694	360,282
*	Lesco, Inc.	17,542	285,056
	Louisiana-Pacific Corp.	61,400	1,745,602
	Lyondell Chemical Co.	60	1,255
	MacDermid, Inc.	19,500	573,690
*	Material Sciences Corp.	28,300	368,183
*	Maxxam, Inc.	3,900	125,775
	Metal Management, Inc.	34,700	978,887
	Minerals Technologies, Inc.	14,400	770,832
*	Mines Management, Inc.	13,500	103,140
*	Mod-Pac Corp.	4,766	52,617
	Myers Industries, Inc.	36,870	589,920
* #	Nanophase Technologies Corp.	21,500	152,005
*	NewMarket Corp.	28,200	972,054
	Niagara Corp.	900	15,750
	NL Industries, Inc.	23,800	313,922
	NN, Inc.	10,600	130,804

48

*	Northern Technologies International Corp.	4,987	37,602
*	Northwest Pipe Co.	4,000	105,880
	Olin Corp.	50,100	1,052,601
	Olympic Steel, Inc.	16,455	433,754
*	OM Group, Inc.	31,900	676,599
*	Omnova Solutions, Inc.	58,600	355,702
*	Oregon Steel Mills, Inc.	41,500	1,572,020
*	Owens-Illinois, Inc.	73,200	1,371,768
	Packaging Dynamics Corp.	3,440	47,713
	Penford Corp.	600	9,525
*	Pioneer Companies, Inc.	13,400	403,608
*	PolyOne Corp.	86,200	752,526
	Pope & Talbot, Inc.	15,200	115,064
	Quaker Chemical Corp.	7,080	141,529
	Quanex Corp.	17,950	1,114,157
	Reliance Steel & Aluminum Co.	16,100	1,326,479
	Roanoke Electric Steel Corp.	800	22,360
	Rock of Ages Corp.	626	3,193
	Rock-Tenn Co. Class A	32,200	422,464
	Rotonics Manufacturing, Inc.	3,100	9,920
#	Royal Gold, Inc.	19,600	616,028
*	RTI International Metals, Inc.	29,000	1,219,450
	Ryerson Tull, Inc.	25,600	646,144
	Schnitzer Steel Industries, Inc. Class A	18,050	561,355
	Schulman (A.), Inc.	31,600	740,388
	Schweitzer-Maudoit International, Inc.	13,700	352,090
	Scotts Co. Class A	24,000	1,149,360
*	Senomyx, Inc.	24,850	404,061
	Sensient Technologies Corp.	28,700	514,304
	Silgan Holdings, Inc.	18,300	721,386
	Spartech Corp.	27,600	667,920
	Steel Dynamics, Inc.	36,800	1,692,800
	Steel Technologies, Inc.	12,000	331,080
	Stepan Co.	3,000	80,130
*	Stillwater Mining Co.	98,600	1,282,786
	Summa Industries, Inc.	3,100	24,025
*	Symyx Technologies, Inc.	20,981	608,449
*	Synalloy Corp.	121	1,573
*	Terra Industries, Inc.	96,100	681,349
	Texas Industries, Inc.	20,100	1,219,266
* #	Titanium Metals Corp.	40,600	1,665,412
*	U.S. Concrete, Inc.	53,618	671,834
*	United States Lime & Minerals, Inc.	10,658	275,381
*	Universal Stainless & Alloy Products, Inc.	5,300	103,032
	Valhi, Inc.	16,900	301,665
	Vulcan International Corp.	200	10,850
	Wausau-Mosinee Paper Corp.	50,800	660,400
*	Webco Industries, Inc.	20	1,485
	Wellman, Inc.	26,000	163,280
*	Williams Industries, Inc.	500	1,035
	Worthington Industries, Inc.	27,770	544,292
* #	Zoltek Companies, Inc.	22,500	388,350
Total Materials			73,159,314

49

Consumer Staples — (2.3%)
	Alico, Inc.	700	31,661
	Alliance One International, Inc.	42,400	188,680
#	American Italian Pasta Co.	2,000	8,700
	Andersons, Inc.	2,400	135,000
*	Atlantic Premium Brands, Ltd.	2,500	2,150
*	Boston Beer Co., Inc. Class A	10,900	291,357
*	Bridgford Foods Corp.	1,000	6,500
	Calavo Growers, Inc.	4,400	43,516
	Cal-Maine Foods, Inc.	11,719	75,002
*	Carrington Laboratories, Inc.	5,230	23,786
	Casey’s General Stores, Inc.	40,800	1,070,184
	CCA Industries, Inc.	5,339	57,821
*	Central European Distribution Corp.	15,450	647,509
*	Central Garden & Pet Co.	20,700	1,125,252
* #	Chattem, Inc.	23,000	896,770
	Chiquita Brands International, Inc.	32,800	564,816
	Church & Dwight Co., Inc.	18,100	624,993
	Corn Products International, Inc.	25,600	690,176
*	Cruzan International, Inc.	240	6,792
*	Cuisine Solutions, Inc.	17,300	172,827
*	Darling International, Inc.	90,400	395,952
	Delta & Pine Land Co.	6,800	172,108
*	Elizabeth Arden, Inc.	22,800	556,320
	Farmer Brothers Co.	3,000	65,250
	Flowers Foods, Inc.	36,225	996,187
*	Foodarama Supermarkets, Inc.	100	5,250
*	Fresh Brands, Inc.	1,200	8,460
*	Great Atlantic & Pacific Tea Co., Inc.	47,500	1,532,350
*	Green Mountain Coffee, Inc.	10,742	440,529
*	Griffin Land & Nurseries, Inc. Class A	1,200	38,100
*	Hain Celestial Group, Inc.	45,250	1,056,135
*	Hines Horticulture, Inc.	7,100	26,341
	Imperial Sugar Co. (New)	15,430	404,266
	Ingles Market, Inc. Class A	12,500	206,375
*	Integrated Biopharma, Inc.	12,800	76,800
	Inter Parfums, Inc.	20,965	366,887
*	Interstate Bakeries Corp.	27,500	196,625
	J & J Snack Foods Corp.	26,372	895,329
	J. M. Smucker Co.	8,334	329,360
*	Katy Industries, Inc.	650	2,327
	Lancaster Colony Corp.	25,120	1,008,317
	Lance, Inc.	32,300	702,202
* #	Lifeway Foods, Inc.	100	1,154
	Longs Drug Stores Corp.	20,800	798,096
#	Mannatech, Inc.	9,800	131,222
*	Maui Land & Pineapple Co., Inc.	8,200	310,616
*	Medifast, Inc.	21,205	148,223
	MGP Ingredients, Inc.	16,700	222,611
*	Monterey Pasta Co.	20,400	79,764
	Nash Finch Co.	12,200	378,200
	National Beverage Corp.	28,900	249,696
*	Natrol, Inc.	5,100	11,220
* #	Natural Health Trends Corp.	3,800	34,352
	Nature’s Sunshine Products, Inc.	14,170	240,465
* #	NBTY, Inc.	55,600	1,217,640

50

	Nu Skin Enterprises, Inc. Class A	17,900	323,632
	Oil-Dri Corp. of America	800	15,008
*	Omega Protein Corp.	42,071	264,627
*	Parlux Fragrances, Inc.	14,700	508,473
*	Pathmark Stores, Inc.	84,600	851,076
*	Peet’s Coffee & Tea, Inc.	19,300	577,842
*	Performance Food Group Co.	43,000	1,262,910
#	Pilgrim’s Pride Corp.	25,800	594,948
*	Playtex Products, Inc.	71,400	749,700
*	PriceSmart, Inc.	49,150	393,200
*	Pyramid Breweries, Inc.	5,800	14,036
	Ralcorp Holdings, Inc.	31,200	1,204,944
* #	Redhook Ale Brewery, Inc.	10,200	35,557
	Reliv International, Inc.	10,493	138,298
*	Revlon, Inc.	145,772	492,709
	Ruddick Corp.	36,600	884,988
*	San Filippo (John B.) & Son, Inc.	12,000	175,200
	Sanderson Farms, Inc.	11,500	268,180
*	Scheid Vineyards, Inc.	2,700	16,875
*	Schiff Nutrition International, Inc.	3,900	20,709
	Scope Industries	400	28,000
	Seaboard Corp.	270	403,380
*	Seneca Foods Corp. Class B	400	7,920
*	Smart & Final Food, Inc.	49,100	741,410
	Spartan Stores, Inc.	38,620	455,330
*	Spectrum Brands, Inc.	18,800	358,516
* #	Star Scientific, Inc.	33,117	88,422
	Stephan Co.	900	3,123
	Tasty Baking Co.	7,600	54,416
	The Topps Co., Inc.	32,300	260,984
*	Tofutti Brands, Inc.	1,000	2,970
	Tootsie Roll Industries, Inc.	15,226	430,287
*	United Natural Foods, Inc.	24,200	804,892
	United-Guardian, Inc.	2,426	26,322
	Universal Corp.	15,700	638,519
* #	USANA Health Services, Inc.	9,300	401,295
	Vector Group, Ltd.	7,981	148,526
*	Vermont Pure Holdings, Ltd.	1,500	2,670
	Village Super Market, Inc.	700	37,316
*	Vita Food Products, Inc.	1,200	2,940
	WD-40 Co.	15,357	468,849
	Weis Markets, Inc.	22,093	986,673
*	Wild Oats Markets, Inc.	40,800	732,360
Total Consumer Staples			35,846,253

Utilities — (2.1%)
*	Allegheny Energy, Inc.	91,300	3,264,888
	ALLETE, Inc.	24,700	1,152,749
	American States Water Co.	18,566	640,341
*	Aquila, Inc.	430,900	1,680,510
	Artesian Resources Corp. Class A	2,562	75,851
	Atmos Energy Corp.	6,600	174,240
	Avista Corp.	33,000	646,800
	BIW, Ltd.	2,200	40,898
	Black Hills Corp.	20,800	719,056

51

	California Water Service Group	17,753	776,871
	Cascade Natural Gas Corp.	8,600	168,560
	Central Vermont Public Service Corp.	9,100	194,831
	CH Energy Group, Inc.	10,400	510,640
	Chesapeake Utilities Corp.	5,300	159,901
	Cleco Corp.	33,500	753,415
*	CMS Energy Corp.	115,106	1,620,692
	Connecticut Water Services, Inc.	6,000	152,160
	Delta Natural Gas Co., Inc.	2,371	61,385
	Duquesne Light Holdings, Inc.	47,900	831,065
*	Dynegy, Inc.	215,798	1,167,467
*	El Paso Electric Co.	55,900	1,143,155
#	Empire District Electric Co.	20,900	462,308
	Energen Corp.	25,000	893,250
	Energy West, Inc.	3,100	29,109
	EnergySouth, Inc.	7,250	216,558
*	Environmental Power Corp.	15,100	137,410
	Florida Public Utilities Co.	4,449	63,176
	Green Mountain Power Corp.	3,900	109,980
	IDACORP, Inc.	28,800	948,672
	Laclede Group, Inc.	20,300	683,907
	MGE Energy, Inc.	21,040	705,261
	Middlesex Water Co.	989	19,088
	New Jersey Resources Corp.	23,500	1,057,500
#	Nicor, Inc.	5,700	244,701
	Northwest Natural Gas Co.	18,100	619,744
	NorthWestern Corp.	28,412	921,401
	Otter Tail Corp.	20,000	623,000
	Peoples Energy Corp.	14,400	528,624
	PNM Resources, Inc.	21,750	538,313
* #	Reliant Energy, Inc.	62,500	635,000
	RGC Resources, Inc.	1,406	34,475
	SEMCO Energy, Inc.	51,300	287,280
*	Sierra Pacific Resources	101,400	1,443,936
	SJW Corp.	10,400	533,936
	South Jersey Industries, Inc.	19,016	543,858
*	Southern Union Co.	41,081	1,011,427
	Southwest Gas Corp.	25,900	738,668
	Southwest Water Co.	25,116	453,846
	UGI Corp.	26,000	583,700
	UIL Holdings Corp.	9,489	486,311
	Unisource Energy Corp.	22,800	693,348
	Westar Energy, Inc.	11,900	256,088
	WGL Holdings, Inc.	27,900	859,320
	York Water Co.	5,403	144,908
Total Utilities			33,443,578

Telecommunication Services — (0.9%)
*	@Road, Inc.	102,600	529,416
	Alaska Communications Systems Group, Inc.	32,350	358,762
	Alltel Corp.	63	3,978
*	Broadwing Corp.	100,315	898,822
	Centennial Communications Corp.	37,400	283,866
*	Cincinnati Bell, Inc.	121,200	495,708
*	Cogent Communications Group, Inc.	29,000	207,350

52

	Commonwealth Telephone Enterprises, Inc.	778	25,114
*	Crown Castle International Corp.	47,412	1,486,366
	CT Communications, Inc.	13,400	177,416
	D&E Communications, Inc.	8,924	90,579
*	Dobson Communications Corp.	126,515	915,969
	FairPoint Communications, Inc.	2,600	36,582
*	General Communications, Inc. Class A	86,129	968,951
	Hector Communications Corp.	1,700	47,005
*	IDT Corp.	14,455	171,003
*	IDT Corp. Class B	70,200	834,678
*	LCC International, Inc. Class A	26,900	80,700
*	Moscow CableCom Corp.	140	1,103
	North Pittsburgh Systems, Inc.	16,000	325,440
*	Premiere Global Services, Inc.	48,700	399,827
*	Price Communications Corp.	54,210	908,018
*	Rural Cellular Corp. Class A	15,500	223,975
*	SBA Communications Corp.	53,700	1,207,713
	Shenandoah Telecommunications Co.	100	4,357
*	SunCom Wireless Holdings, Inc.	114,600	194,820
	SureWest Communications	14,900	376,672
*	TALK America Holdings, Inc.	48,200	411,146
*	Time Warner Telecom, Inc.	60,077	758,773
*	UbiquiTel, Inc.	75,100	733,727
*	US LEC Corp.	16,750	35,510
	USA Mobility, Inc.	21,000	605,220
*	Wireless Facilities, Inc.	106,204	477,918
*	WQN, Inc.	1,900	3,154
*	Xeta Corp.	151	297
Total Telecommunication Services			14,279,935

Other — (0.0%)
*	Bush Industries, Inc. Escrow Shares	300	7
*	ePresence, Inc. Escrow Shares	8,100	1,053
*	Hoenig Group Escrow Shares	3,200	0
*	Petrocorp, Inc. Escrow Shares	5,200	312
Total Other			1,372

TOTAL COMMON STOCKS			1,404,442,243

RIGHTS/WARRANTS — (0.0%)
* #	Angeion Corp. Warrants 10/31/07	25	0
* (R)	Del Global Technologies Corp. Warrants 03/28/08	442	928
*	Optical Cable Corp. Warrants 10/24/07	4,294	0
* #	RCN Corp. Warrants 12/21/06	31	0
*	Revlon, Inc. Rights 03/17/06	145,772	8,746
*	Tengasco, Inc. Warrants 09/12/08	512	0
*	Trump Entertainment Resorts, Inc. Warrants 05/23/06	133	466
			10,140

TOTAL RIGHTS/WARRANTS			10,140

53

		Face Amount
		(000)
BONDS — (0.0%)
* (R)	Del Global Technologies Corp. Subordinated Promissory Note
	6.000%, 03/28/07	$1	0

TEMPORARY CASH INVESTMENTS — (10.4%)
	Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $119,270,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $118,577,771) to be repurchased at $116,264,096	116,249	116,249,436

	Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collateralized by $36,555,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $36,342,839) to be repurchased at $35,634,369	35,630	35,629,895

	Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $11,714,000 FHLMC Notes 4.00%, 09/22/09, valued at $11,552,933) to be repurchased at $11,383,391	11,382	11,382,000
TOTAL TEMPORARY CASH INVESTMENTS			163,261,331

TOTAL INVESTMENTS — (100.0%)
(Cost $993,421,675)##			$1,567,713,714

54

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value ††
UNITED KINGDOM — (19.0%)
COMMON STOCKS — (19.0%)
	Alliance & Leicester P.L.C.	79,000	$1,480,962
	Amvescap P.L.C.	215,444	2,035,149
	Anglo America P.L.C.	816,732	30,425,578
	Arriva P.L.C.	107,620	1,137,199
	Associated British Foods P.L.C.	426,969	6,549,948
	Associated British Ports Holdings P.L.C.	187,900	2,036,216
	Aviva P.L.C.	1,228,415	16,996,509
	BAA P.L.C.	654,973	9,189,263
	BAE Systems P.L.C.	1,699,254	12,508,290
	Barratt Developments P.L.C.	122,817	2,224,936
	BBA Group P.L.C.	267,263	1,254,913
	Bellway P.L.C.	57,000	1,171,061
	BG Group P.L.C.	148,000	1,733,503
	Bovis Homes Group P.L.C.	66,000	924,656
	Bradford & Bingley P.L.C.	249,656	2,047,810
*	British Airways P.L.C.	601,931	3,463,905
	British Land Co. P.L.C.	289,413	6,136,177
	Brixton P.L.C.	139,200	1,136,357
	Cable and Wireless P.L.C.	821,227	1,534,158
	Carnival P.L.C.	32,791	1,791,429
	Carphone Warehouse Group P.L.C.	100,000	474,621
*	Chorion P.L.C.	38	294
*	Colt Telecom Group P.L.C.	856,000	926,125
	Compass Group P.L.C.	90,363	343,969
	Corus Group P.L.C.	1,116,450	1,410,092
	De Vere Group P.L.C.	19,737	236,205
*	Dimension Data Holdings P.L.C.	91,327	77,084
	DS Smith P.L.C.	206,800	644,671
	DSG International	694,018	2,092,820
*	Easyjet P.L.C.	205,323	1,333,110
	FKI P.L.C.	220,827	470,315
	Friends Provident P.L.C.	1,077,866	3,907,976
	GKN P.L.C.	350,004	2,085,196
	Greene King P.L.C.	82,000	1,054,673
	Hammerson P.L.C.	157,600	3,150,138
	Hanson P.L.C.	432,673	5,282,036
	HBOS P.L.C.	1,378,395	25,670,115
	Hilton Group P.L.C.	967,260	6,243,754
	InterContinental Hotels Group P.L.C.	263,546	4,050,813
	International Power P.L.C.	852,250	4,270,235
	Isoft Group P.L.C.	73,395	239,219
	ITV P.L.C.	2,026,688	3,854,565
	Johnson Matthey P.L.C.	5,321	133,376

1

	Kesa Electricals P.L.C.	85,791	399,556
	Kingfisher P.L.C.	837,051	3,347,974
	Land Securities Group P.L.C.	249,182	8,038,898
	Liberty International P.L.C.	177,700	3,454,196
	London Merchant Securities P.L.C.	128,173	628,979
	MFI Furniture Group P.L.C.	46,117	74,232
	Millennium and Copthorne Hotels P.L.C.	156,573	1,199,136
	Mitchells & Butlers P.L.C.	296,123	2,055,822
	Morrison (Wm.) Supermarkets P.L.C.	284,656	1,064,278
	Northern Foods P.L.C.	27,000	65,202
	Northern Rock P.L.C.	25,000	493,906
	Pearson P.L.C.	399,530	4,962,291
	Peninsular & Oriental Steam Navigation P.L.C.	413,710	3,744,100
	Persimmon P.L.C.	152,773	3,739,967
	Pilkington P.L.C.	772,588	2,194,352
	Prudential Corp. P.L.C.	16,091	170,235
	Quintain Estates & Development P.L.C.	66,315	802,487
	Resolution P.L.C.	101,500	1,185,398
*	Rolls Royce Group P.L.C.	921,872	7,086,288
	Royal & Sun Alliance Insurance Group P.L.C.	1,168,845	2,665,163
	Royal Bank of Scotland Group P.L.C.	1,202,535	40,223,713
	Sabmiller P.L.C.	91,322	1,815,151
	Sainsbury (J.) P.L.C.	963,031	5,407,336
	Schroders P.L.C.	117,000	2,359,001
	Scottish & Newcastle P.L.C.	500,670	4,495,938
	Scottish Power P.L.C.	1,059,052	10,833,408
*	Shire P.L.C.	252,000	3,936,319
	Signet Group P.L.C.	47,556	85,988
	Slough Estates P.L.C.	238,000	2,541,333
	Smith (WH) P.L.C.	75,600	540,949
	Stanley Leisure P.L.C.	29,805	436,387
	Tate & Lyle P.L.C.	247,930	2,599,782
	Taylor Woodrow P.L.C.	329,527	2,401,718
*	The Berkeley Group Holdings P.L.C.	69,621	1,360,069
	Trinity Mirror P.L.C.	166,578	1,685,500
	Vodafone Group P.L.C.	23,439,129	44,909,513
	Whitbread P.L.C.	153,417	2,848,543
	Wilson Bowden P.L.C.	48,000	1,255,464
	Wimpey (George) P.L.C.	230,382	2,233,641
	Wolverhampton & Dudley Breweries P.L.C.	37,368	800,153
	Woolworths Group P.L.C.	44,448	26,303
	WPP Group P.L.C.	347,463	4,035,257
	Xstrata P.L.C.	207,853	6,068,134

TOTAL — UNITED KINGDOM			364,001,481

JAPAN — (17.8%)
COMMON STOCKS — (17.8%)
	Acom Co., Ltd.	13,300	815,219
	Adenka Corp.	5,000	79,812
	Aichi Bank, Ltd.	2,200	245,904
#	Aichi Steel Corp.	74,000	665,800
	Aioi Insurance Co., Ltd.	247,700	1,827,946
	Aisin Seiki Co., Ltd.	91,600	3,250,783

2

	Ajinomoto Co., Inc.	263,000	2,800,357
	Akita Bank, Ltd.	57,000	299,927
	Alpine Electronics, Inc.	19,200	265,074
	Alps Electric Co., Ltd.	62,000	969,469
	Amada Co., Ltd.	126,000	1,189,180
#	Anritsu Corp.	47,000	269,582
	Aoyama Trading Co., Ltd.	20,100	619,155
	Asahi Breweries, Ltd.	206,000	2,784,369
	Asahi Kasei Corp.	109,000	719,004
	Asatsu-Dk, Inc.	15,800	567,334
*	Ashikaga Financial Group, Inc.	90,000	0
	Autobacs Seven Co., Ltd.	11,000	552,328
	Awa Bank, Ltd.	64,000	407,613
	Bank of Iwate, Ltd.	5,800	378,369
	Bank of Kyoto, Ltd.	101,000	1,178,399
	Bank of Nagoya, Ltd.	64,000	450,848
	Canon Sales Co., Inc.	22,000	470,433
	Central Glass Co., Ltd.	41,000	231,125
	Chiba Bank, Ltd.	268,000	2,257,362
	Chudenko Corp.	21,400	390,209
	Chugoku Bank, Ltd.	77,400	1,112,679
	Citizen Watch Co., Ltd.	132,000	1,179,229
#	Coca-Cola West Japan Co., Ltd.	27,200	651,739
	Comsys Holdings Corp.	46,000	639,555
	Cosmo Oil Co., Ltd.	235,000	1,194,791
	Dai Nippon Ink & Chemicals, Inc.	190,000	770,553
	Dai Nippon Printing Co., Ltd.	369,000	6,521,834
	Daibiru Corp.	23,000	247,075
	Daicel Chemical Industries, Ltd.	136,000	1,094,636
	Daihatsu Motor Co., Ltd.	166,000	1,651,417
*	Daiichi Sankyo Co, Ltd.	82,767	1,708,895
#	Daio Paper Corp.	15,000	159,331
	Daishi Bank, Ltd.	120,000	593,880
	Daiwa House Industry Co., Ltd.	202,200	3,236,157
	Denki Kagaku Kogyo KK	4,000	16,795
	Ebara Corp.	111,000	690,186
	Edion Corp.	9,100	189,870
	Eighteenth Bank, Ltd.	2,000	12,324
	Ezaki Glico Co., Ltd.	45,000	421,274
	Fuji Electric Holdings Co., Ltd.	188,000	878,926
	Fuji Fire & Marine Insurance Co., Ltd.	128,000	516,741
	Fuji Heavy Industries, Ltd.	248,000	1,343,833
	Fuji Oil Co., Ltd.	26,100	246,143
	Fuji Photo Film Co., Ltd.	286,700	9,174,495
	Fujikura, Ltd.	122,000	1,354,830
	Fujitsu, Ltd.	127,000	1,011,946
	Fukui Bank, Ltd.	36,000	132,899
	Fukuoka Bank, Ltd.	252,000	2,137,997
#	Fukuyama Transporting Co., Ltd.	104,000	436,683
	Futaba Corp.	3,000	80,327
#	Futaba Industrial Co., Ltd.	24,000	542,546
	Glory, Ltd.	23,500	527,757
	Gunma Bank, Ltd.	162,000	1,206,069
	Gunze, Ltd.	87,000	554,886
	Hachijuni Bank, Ltd.	187,000	1,443,087

3

	Hankyu Department Stores, Inc.	41,000	361,896
#	Heiwa Corp.	41,300	635,420
	Heiwado Co., Ltd.	1,000	19,857
	Higo Bank, Ltd.	91,000	743,635
	Hino Motors, Ltd.	14,000	88,396
	Hiroshima Bank, Ltd.	132,000	797,583
	Hitachi Cable, Ltd.	74,000	417,742
	Hitachi Koki Co., Ltd.	4,000	63,181
	Hitachi Kokusai Electric, Inc.	31,000	376,380
	Hitachi Maxell, Ltd.	15,100	245,631
	Hitachi Metals, Ltd.	50,000	529,286
	Hitachi Software Engineering Co., Ltd.	13,100	243,277
	Hitachi Transport System, Ltd.	24,000	228,290
	Hitachi, Ltd.	1,632,000	11,368,761
	Hokkoku Bank, Ltd.	108,000	499,042
	Hokuetsu Paper Mills, Ltd.	58,000	357,256
	Hosiden Corp.	800	9,247
	House Foods Corp.	41,000	633,882
	Hyakugo Bank, Ltd.	80,000	537,288
	Hyakujishi Bank, Ltd.	90,000	578,267
	Itochu Corp.	64,000	531,937
	Itoham Foods, Inc.	78,000	304,596
	Iyo Bank, Ltd.	99,000	973,993
	Japan Airport Terminal Co., Ltd.	27,000	245,166
	JS Group Corp.	115,840	2,260,889
	JSAT Corp.	40	93,630
	Juroku Bank, Ltd.	127,000	898,540
#	Kadokawa Holdings, Inc.	1,900	65,664
	Kagoshima Bank, Ltd.	62,000	494,646
	Kamigumi Co., Ltd.	102,000	778,413
	Kandenko Co., Ltd.	69,000	496,922
	Kansai Paint Co., Ltd., Osaka	57,000	487,192
	Kanto Auto Works, Ltd.	11,200	163,225
	Katokichi Co., Ltd.	51,900	356,980
	Keiyo Bank, Ltd.	63,000	428,130
	Kikkoman Corp.	73,000	715,259
	Kinden Corp.	90,000	850,868
	Kirin Brewery Co., Ltd.	453,000	5,961,568
	Kissei Pharmaceutical Co., Ltd.	21,000	358,652
	Kobe Steel, Ltd.	713,000	2,709,598
	Koito Manufacturing Co., Ltd.	39,000	483,945
	Kokuyo Co., Ltd.	48,000	715,227
	Komori Corp.	27,000	569,299
	Konica Minolta Holdings, Inc.	18,000	224,417
	Koyo Seiko Co.	12,160	230,340
	Kubota Corp.	87,000	850,845
	Kuraray Co., Ltd.	159,000	1,911,347
	Kureha Chemical Industry Co., Ltd.	58,000	305,363
	Kyocera Corp.	86,300	7,627,703
	KYORIN Pharmaceutical Co., Ltd.	25,000	321,691
	Kyowa Hakko Kogyo Co., Ltd.	88,000	667,793
#	Lion Corp.	30,000	193,262
#	Mabuchi Motor Co., Ltd.	10,300	528,018
	Maeda Corp.	38,000	235,494
	Makita Corp.	55,000	1,599,515

4

	Marubeni Corp.	400,000	1,983,870
	Marui Co., Ltd.	113,100	2,142,684
	Maruichi Steel Tube, Ltd.	36,000	913,962
	Matsushita Electric Industrial Co., Ltd.	1,078,998	22,690,698
	Matsushita Electric Works, Ltd.	177,000	2,061,937
	Mediceo Paltac Holdings Co., Ltd.	14,800	243,334
	Meiji Seika Kaisha, Ltd. Tokyo	122,000	624,734
	Michinoku Bank, Ltd.	25,000	96,079
	Millea Holdings, Inc.	748	15,231,583
	Mitsubishi Gas Chemical Co., Inc.	131,000	1,547,147
	Mitsubishi Heavy Industries, Ltd.	1,779,000	8,355,536
	Mitsubishi Logistics Corp.	51,000	795,527
	Mitsubishi Materials Corp.	16,000	82,715
	Mitsubishi UFJ Securities Co., Ltd.	93,300	1,357,817
	Mitsui Chemicals, Inc.	283,000	2,266,657
	Mitsui Engineering and Shipbuilding Co., Ltd.	317,000	991,143
	Mitsui Sumitoma Insurance Co., Ltd.	710,000	9,363,831
	Mitsumi Electric Co., Ltd.	10,500	129,471
#	Mori Seiki Co., Ltd.	25,500	470,433
	Morinaga Milk Industry Co., Ltd.	69,000	239,759
	Musashino Bank, Ltd.	10,000	572,422
	Nagase & Co., Ltd.	41,000	523,875
*	Namco Bandai Holdings, Inc.	7,600	94,413
	Nanto Bank, Ltd.	86,000	504,797
	NEC Corp.	361,000	2,215,761
	NGK Insulators, Ltd.	85,000	1,148,775
	NGK Spark Plug Co., Ltd.	59,000	1,337,567
	Nichicon Corp.	18,200	228,889
	Nichirei Corp.	65,000	298,207
	Nifco, Inc.	17,000	371,647
#	Nihon Unisys, Ltd.	32,700	456,451
	Nikko Cordial Corp.	64,000	1,007,504
	Nippon Express Co., Ltd.	347,000	1,835,865
	Nippon Kayaku Co., Ltd.	68,000	565,763
	Nippon Meat Packers, Inc., Osaka	70,000	694,508
	Nippon Mining Holdings, Inc.	148,000	1,105,239
	Nippon Mitsubishi Oil Corp.	672,800	5,101,610
	Nippon Paint Co., Ltd.	84,000	393,030
	Nippon Paper Group, Inc.	412	1,903,992
	Nippon Sheet Glass Co., Ltd.	165,000	695,115
	Nippon Shokubai Co., Ltd.	58,000	659,646
	Nippon Suisan Kaisha, Ltd.	55,000	217,010
	Nippon Television Network Corp.	6,790	993,372
	Nipponkoa Insurance Co., Ltd.	137,000	1,238,869
#	Nishimatsu Construction Co., Ltd.	103,000	436,947
	Nishi-Nippon Bank, Ltd.	13,000	66,630
	Nissay Dowa General Insurance Co., Ltd.	101,000	757,113
	Nisshin Seifun Group, Inc.	79,200	803,869
	Nisshin Steel Co., Ltd.	305,000	1,017,609
	Nisshinbo Industries, Inc.	80,000	841,152
#	Noritz Corp.	1,000	18,921
	NSK, Ltd.	117,000	896,727
	NTN Corp.	82,000	607,939
	Obayashi Corp.	267,000	1,994,763
	Ogaki Kyoritsu Bank, Ltd.	70,000	377,138

5

	Oita Bank, Ltd.	28,000	213,914
	Oji Paper Co., Ltd.	358,000	2,474,457
	Oki Electric Industry Co., Ltd.	72,000	230,724
	Okumura Corp.	85,000	459,037
	Ono Pharmaceutical Co., Ltd.	57,400	2,582,110
	Onward Kashiyama Co., Ltd.	84,000	1,423,264
	Oriental Land Co., Ltd.	22,500	1,326,630
	PanaHome Corp.	55,000	427,296
	Pioneer Electronic Corp.	60,000	937,929
	Q.P. Corp.	47,700	456,445
	Rengo Co., Ltd.	70,000	500,342
*	Resona Holdings, Inc.	267	942,379
	Ricoh Co., Ltd., Tokyo	25,000	462,884
	Rinnai Corp.	16,100	470,609
	Ryosan Co., Ltd.	7,000	190,956
	Santen Pharmaceutical Co., Ltd.	12,900	300,948
#	Sanwa Shutter Corp.	48,000	319,404
# *	Sanyo Electric Co., Ltd.	54,000	130,812
	Sanyo Shinpan Finance Co., Ltd.	14,000	856,032
	Sapporo Hokuyo Holdings, Inc.	137	1,478,064
	Sapporo Holdings, Ltd.	94,000	488,378
#	Seiko Epson Corp.	50,200	1,200,134
	Seino Holdings Co., Ltd.	65,000	634,533
	Sekisui Chemical Co., Ltd.	201,000	1,622,242
	Sekisui House, Ltd.	224,000	3,406,144
	SFCG Co., Ltd.	4,370	915,127
	Shiga Bank, Ltd.	93,000	657,216
	Shikoku Bank, Ltd.	52,000	257,535
#	Shima Seiki Manufacturing Co., Ltd.	2,000	58,528
	Shimachu Co., Ltd.	19,100	562,005
	Shimadzu Corp.	7,000	43,266
	Shinko Securities Co., Ltd.	384,000	1,974,047
	Shizuoka Bank, Ltd.	259,000	2,539,210
	Showa Shell Sekiyu KK	45,000	511,793
	Sohgo Security Services Co.,Ltd.	20,100	327,514
# *	Sojitz Corp.	56,700	311,138
	Sompo Japan Insurance, Inc.	491,840	7,143,278
	Sony Corp.	445,700	20,868,493
	Sumitomo Bakelite Co., Ltd.	23,000	196,022
	Sumitomo Corp.	205,000	2,769,469
	Sumitomo Electric Industries, Ltd.	237,000	3,561,404
	Sumitomo Forestry Co., Ltd.	50,000	507,837
	Sumitomo Metal Mining Co., Ltd.	88,000	1,165,648
	Sumitomo Mitsui Financial Group, Inc.	43	478,357
	Sumitomo Osaka Cement Co., Ltd.	135,000	421,716
	Sumitomo Rubber Industries, Ltd.	43,000	519,135
	Suzuken Co., Ltd.	28,100	835,355
	Suzuki Motor Corp.	145,000	2,879,331
	Taiheiyo Cement Corp.	284,000	1,222,025
	Taisei Corp.	166,000	804,096
	Taisho Pharmaceutical Co., Ltd.	67,000	1,418,239
	Taiyo Yuden Co., Ltd.	39,000	593,940
	Takara Standard Co., Ltd.	63,000	409,597
	Takashimaya Co., Ltd.	24,000	347,674
	Takefuji Corp.	45,210	2,901,265

6

	Tanabe Seiyaku Co., Ltd.	61,000	673,577
	TDK Corp.	46,700	3,234,988
	Teijin, Ltd.	200,000	1,349,539
	Teikoku Oil Co., Ltd.	91,000	1,229,703
	The 77 Bank, Ltd.	117,000	881,583
	The Joyo Bank, Ltd.	309,000	1,981,664
	The Nisshin Oillio Group, Ltd.	33,000	253,469
	The San-in Godo Bank, Ltd.	53,000	527,379
	Toda Corp.	120,000	612,967
	Toho Bank, Ltd.	64,000	329,597
	Tokai Tokyo Securities Co., Ltd.	81,000	526,911
	Tokuyama Corp.	7,000	104,436
	Tokyo Broadcasting System, Inc.	63,500	1,892,445
	Tokyo Dome Corp.	40,000	220,941
	Tokyo Steel Manufacturing Co., Ltd.	49,100	943,458
	Tokyo Style Co., Ltd.	50,000	572,568
	Tokyo Tatemono Co., Ltd.	48,000	464,263
	Toppan Printing Co., Ltd.	245,000	3,129,838
	Toray Industries, Inc.	64,000	493,117
	Toshiba TEC Corp.	96,000	494,592
	Toto, Ltd.	74,000	627,615
#	Toyo Ink Manufacturing Co., Ltd.	89,000	447,393
	Toyo Seikan Kaisha, Ltd.	73,000	1,258,801
	Toyo Suisan Kaisha, Ltd.	31,000	451,994
	Toyota Auto Body Co., Ltd.	32,000	622,118
	Toyota Industries Corp.	83,600	3,344,568
	TV Asahi Corp.	182	472,843
	UFJ NICOS Co., Ltd.	90,000	863,835
	UNY Co., Ltd.	91,000	1,384,288
#	Victor Co. of Japan, Ltd.	45,000	243,230
	Wacoal Corp.	54,000	744,497
	Yamagata Bank, Ltd.	52,000	293,772
	Yamaguchi Bank, Ltd.	74,000	1,055,299
	Yamaha Corp.	58,900	1,012,079
	Yamanashi Chuo Bank, Ltd.	55,000	420,403
	Yamatake Corp.	3,500	83,541
	Yamato Kogyo Co., Ltd.	8,000	166,046
#	Yamazaki Baking Co., Ltd.	107,000	864,849
	Yodogawa Steel Works, Ltd.	39,000	238,137
	Yokohama Rubber Co., Ltd.	127,000	675,705
	York-Benimaru Co., Ltd.	12,000	398,062

TOTAL — JAPAN			341,635,519

FRANCE — (11.0%)
COMMON STOCKS — (11.0%)
	Accor SA	7,550	453,744
	Air France-KLM	157,437	3,642,868
	Air Liquide SA Primes De Fid 02	2,553	508,555
	Arcelor SA	30,300	1,107,195
	Assurances Generales de France (AGF)	107,651	11,182,612
	AXA SA	888,874	31,428,902
	BNP Paribas SA	466,586	43,180,865
	Bouygues SA	18,945	995,086

7

*	Business Objects SA	37,144	1,378,594
*	Cap Gemini SA	59,817	2,949,162
	Casino Guichard Perrachon SA	10,141	632,116
*	Club Mediterranee SA	3,600	180,933
	CNP Assurances	15,567	1,490,645
	Compagnie de Saint-Gobain	182,909	12,202,525
	Compagnie Francaise d’Etudes et de Construction Technip SA	33,072	1,987,309
	Credit Agricole SA	45,600	1,665,567
	Credit Industriel et Commercial	3,760	798,504
	Eiffage SA	12,699	1,437,886
	Esso SA	2,900	616,590
	Euler-Hermes SA	4,001	450,075
	Eurafrance	5,435	588,208
*	European Aeronautic Defence & Space Co.	147,718	5,415,284
	Faurecia SA	14,460	904,697
	Fimalac SA	17,269	1,364,738
	Fromageries Bel SA	500	94,715
	Generale des Establissements Michelin SA Series B	41,295	2,519,069
	Havas SA	64,823	305,817
	Imerys SA	17,414	1,487,411
	LaFarge SA	63,533	6,646,488
	LaFarge SA Prime Fidelity	12,295	1,291,997
	Lagardere S.C.A. SA	14,400	1,113,188
	Nexans SA	4,485	295,975
	Peugeot SA	98,698	5,753,802
	PPR SA	60,708	6,993,744
	Remy Cointreau SA	27,450	1,364,330
	Renault SA	121,842	11,708,106
	Safran SA	10	254
	Schneider SA	72,640	7,422,530
	SCOR SA	309,670	744,163
	SEB SA	880	94,818
	SEB SA Prime Fidelity	1,430	154,019
	Societe BIC SA	19,397	1,183,181
	Societe des Ciments de Francais SA	11,384	1,687,311
	Societe Generale Paris	46,221	6,545,499
	Sodexho Alliance SA	68,892	2,931,192
	Thomson Multimedia	93,226	1,601,536
	Unibail SA	12,813	2,100,053
	Valeo SA	22,159	886,877
	Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)	1,660	1,298,766
	Veolia Environnement SA	40,500	2,117,505
	Vivendi Universal SA	527,382	15,953,042

TOTAL — FRANCE			210,858,048

GERMANY — (8.6%)
COMMON STOCKS — (8.6%)
*	Aareal Bank AG	9,500	420,659
	Allianz AG	18,431	2,976,686
	AMB Generali Holding AG	35,272	4,104,323
	Audi AG	1,000	407,696
	Bayer AG	152,871	6,165,999

8

	Bayerische Motoren Werke (BMW) AG	219,377	10,546,405
	BHW Holding AG	600	10,691
	Bilfinger & Berger Bau AG	9,900	569,302
	Commerzbank AG	226,100	8,261,284
	Continental AG	1,847	189,878
	DaimlerChrysler AG	563,625	31,319,096
	Deutsche Bank AG	172,120	19,041,845
	Deutsche Lufthansa AG	104,072	1,714,738
	Deutsche Telekom AG	48,481	766,093
	Dyckerhoff AG DM50	1,000	45,896
	E.ON AG	153,170	16,987,728
	Fraport AG	30,003	2,292,560
*	GEA Group AG	82,546	1,350,803
	Hannover Rueckversicherung AG	23,835	904,803
	Heidelberger Druckmaschinen AG	13,988	600,577
	Hochtief AG	24,431	1,311,160
	Hypo Real Estate Holding AG	12,025	789,269
*	Infineon Technologies AG	296,174	2,736,273
# *	Karstadt Quelle AG	51,090	1,232,960
*	Koelnische Rueckversicherungs	80	9,729
*	Lanxess AG	15,337	528,953
	Linde AG	25,045	1,981,424
	MAN AG	8,168	515,401
	Munchener Rueckversicherungs-Gesellschaft AG	106,281	14,428,086
	Suedzucker AG	65,283	1,724,790
	ThyssenKrupp AG	237,687	6,020,739
	TUI AG	95,294	1,882,054
*	Unicredito Italiano SpA	1,599,938	11,508,486
	Volkswagen AG	146,785	10,279,553
	Wuestenrot & Wuerttemberg AG	2,500	53,690

TOTAL — GERMANY			163,679,629

SWITZERLAND — (6.6%)
COMMON STOCKS — (6.6%)
	Baloise-Holding AG	15,622	989,690
	Banque Cantonale Vaudoise	4,955	1,586,309
	Berner Kantonalbank	5,200	796,865
	Ciba Spezialitaetenchemie Holding AG	14,500	896,514
	Cie Financiere Richemont AG Series A	393,600	17,139,834
*	Clariant AG	70,776	1,081,481
	Credit Suisse Group	616,112	34,123,492
	Ems-Chemie Holding AG	6,358	638,772
	Givaudan SA	7,680	5,498,066
	Helvetia Patria Holding	4,457	1,002,799
	Holcim, Ltd.	120,362	9,479,018
	Jelmoli Holding AG	40	64,634
*	Julius Baer Holding AG	6,884	591,317
	Kuoni Reisen Holding AG	490	209,983
	Lonza Group AG	9,000	583,814
	Luzerner Kantonalbank AG	4,000	783,761
*	PSP Swiss Property AG	30,000	1,418,101
	Rieters Holdings AG	5,340	2,072,095
	Saurer AG	1,500	108,838

9

Sig Holding AG	2,595	575,458
* Sika Finanz AG	1,810	1,779,781
St. Galler Kantonalbank	4,902	1,714,458
Swatch Group AG	11,500	1,865,776
Swiss Life AG	32,350	5,997,326
Swiss Reinsurance Co., Zurich	123,720	8,813,235
Syngenta AG	77,200	10,934,483
The Swatch Group AG	5,993	197,212
Valiant Holding AG	9,300	923,302
Valora Holding AG	180	36,577
Zurich Financial SVCS AG	59,276	13,997,656
TOTAL COMMON STOCKS		125,900,647

RIGHTS/WARRANTS — (0.0%)
* Syngenta AG Put Option 05/23/06	77,200	95,327

TOTAL — SWITZERLAND		125,995,974

SPAIN — (5.6%)
COMMON STOCKS — (5.6%)
# Abertis Infraestructuras SA	116,472	3,015,786
Acciona SA	22,208	3,095,888
Acerinox SA	138,400	2,120,837
Arcelor SA	25,464	935,951
Banco de Andalucia SA	2,475	266,840
Banco de Sabadell SA	102,034	3,077,611
Banco Pastor SA	3,876	218,258
Banco Santander Central Hispanoamerica SA	2,968,674	43,370,851
Cementos Portland SA	18,123	1,706,090
# Corporacion Mapfre Compania Internacional de Reaseguros SA	107,303	2,067,720
Ebro Puleva SA	85,295	1,553,352
Endesa SA	481,240	16,114,351
Fomento de Construcciones y Contratas SA	20,600	1,400,550
# Gas Natural SDG SA	70,231	2,136,329
Grupo Ferrovial SA	2,300	172,186
Iberia Lineas Aereas de Espana SA	521,257	1,484,957
Inmobiliaria Colonial SA ICSA	19,476	1,250,265
Inmobiliaria Urbis SA	65,963	1,411,627
Red Electrica de Espana SA	24,600	822,723
Repsol SA	567,226	15,854,740
Sacyr Vallehermoso SA	58,015	1,631,126
Sociedad General de Aguas de Barcelona SA Class A	80,572	2,228,661
Sol Melia SA	73,141	1,087,419

TOTAL — SPAIN		107,024,118

NETHERLANDS — (4.5%)
COMMON STOCKS — (4.5%)
ABN AMRO Holding NV	92,257	2,688,422
Aegon NV	716,202	11,810,419
Buhrmann NV	39,038	654,075
Hunter Douglas NV	17,925	1,080,271

10

	ING Groep NV	834,028	31,347,566
*	Koninklijke Ahold NV	411,309	3,357,074
	Koninklijke DSM NV	120,824	5,024,904
	Koninklijke KPN NV	366,055	3,789,616
	Koninklijke Philips Electronics NV	572,379	18,627,045
	Koninklijke Vopak NV	18,332	583,301
	Nutreco Holding NV	9,513	558,972
	Oce NV	68,471	1,184,548
	SBM Offshore NV	5,136	505,883
	Telegraaf Media Groep NV	12,167	287,138
	Univar NV	15,400	808,700
	Vedior NV	14,849	280,332
	VNU NV	118,474	3,838,775

TOTAL — NETHERLANDS			86,427,041

AUSTRALIA — (3.8%)
COMMON STOCKS — (3.8%)
	Amcor, Ltd.	396,415	2,176,625
	Ansell, Ltd.	66,827	543,042
	APN News & Media, Ltd.	178,333	626,855
	Australand Property Group	348,666	524,397
	AWB, Ltd.	163,901	455,008
	AXA Asia Pacific Holdings, Ltd.	1,183,515	5,110,701
	Bluescope Steel, Ltd.	413,911	2,011,426
	Boral, Ltd.	348,764	2,263,616
#	Brambles Industries, Ltd.	112,758	839,995
	Brickworks, Ltd.	24,359	240,598
	Caltex Australia, Ltd.	144,422	1,838,318
	Challenger Financial Services Group, Ltd.	114,356	328,025
	Coca-Cola Amatil, Ltd.	78,390	408,500
	Commonwealth Bank of Australia	331,276	10,997,131
	CSR, Ltd.	559,868	1,575,893
	DCA Group, Ltd.	101,102	261,069
	Downer EDI, Ltd.	180,501	1,048,500
	Foster’s Group, Ltd.	1,200,686	4,833,235
	Futuris Corp., Ltd.	168,147	293,491
	Iluka Resources, Ltd.	55,899	295,520
	Insurance Australiz Group, Ltd.	503,718	2,006,199
	John Fairfax Holdings, Ltd.	208,528	609,337
	Lend Lease Corp., Ltd.	252,592	2,490,471
	Lion Nathan, Ltd.	361,743	2,141,341
*	Mayne Pharma, Ltd.	347,271	714,242
	Metcash Limited	111,600	373,018
	Mirvac, Ltd.	377,974	1,178,929
	National Australia Bank, Ltd.	432,252	11,732,123
	Onesteel, Ltd.	362,897	1,032,440
	Origin Energy, Ltd.	363,165	1,854,048
	Pacific Brands, Ltd.	127,490	213,507
	Paperlinx, Ltd.	73,706	185,499
	Promina Group, Ltd.	147,985	596,307
	Publishing and Broadcasting, Ltd.	149,519	1,883,713
	Qantas Airways, Ltd.	1,330,417	4,031,871
	Rio Tinto, Ltd.	28,529	1,494,643

11

	Santos, Ltd.	365,341	3,070,731
	Seven Network, Ltd.	38,757	235,791
	Suncorp-Metway, Ltd.	5,751	87,070
*	Symbion Health, Ltd.	347,271	858,489

TOTAL — AUSTRALIA			73,461,714

HONG KONG — (2.9%)
COMMON STOCKS — (2.9%)
	Cheung Kong Holdings, Ltd.	856,000	8,972,726
	China Overseas Land & Investment, Ltd.	1,322,000	718,036
*	China State Construction International Holdings, Ltd.	92,777	29,453
#	China Travel International Investment, Ltd.	1,316,000	353,333
	China Unicom, Ltd.	1,818,000	1,563,189
#	Chinese Estates Holdings, Ltd.	232,000	255,454
	Citic Pacific, Ltd.	300,000	891,980
	Great Eagle Holdings, Ltd.	151,808	489,053
	Hang Lung Group, Ltd.	560,000	1,233,266
	Henderson Land Development Co., Ltd.	551,000	2,934,221
	Hong Kong and Shanghai Hotels, Ltd.	341,486	404,747
	Hopewell Holdings, Ltd.	352,000	981,010
	Hutchison Whampoa, Ltd.	1,210,000	11,462,645
	Hysan Development Co., Ltd.	468,031	1,136,501
#	Kerry Properties, Ltd.	633,765	2,018,299
	Miramar Hotel & Investment Co., Ltd.	106,000	147,766
	MTR Corp., Ltd.	1,210,141	2,737,275
	New World Development Co., Ltd.	1,414,197	2,247,621
	Shanghai Industrial Holdings, Ltd.	321,000	687,209
	Shangri-La Asia, Ltd.	1,004,854	1,606,511
#	Sino Land Co., Ltd.	1,939,574	2,892,185
	Sun Hung Kai Properties, Ltd.	657,000	6,815,266
	Tsim Sha Tsui Properties, Ltd.	256,852	568,410
	Wharf Holdings, Ltd.	770,600	2,839,011
	Wheelock and Co., Ltd.	1,073,000	1,915,180
	Wheelock Properties, Ltd.	445,000	343,650

TOTAL — HONG KONG			56,243,997

SWEDEN — (2.8%)
COMMON STOCKS — (2.8%)
	Electrolux AB Series B	33,600	929,292
	Fabege AB	61,020	1,211,158
	Gambro AB Series A	145,400	1,482,057
	Gambro AB Series B	43,900	451,711
	Holmen AB Series B	42,700	1,656,482
*	Invik and Co. AB Series B	7,595	102,179
	Kinnevik Investment AB	75,950	906,585
	NCC AB Series B	24,800	563,665
	Nordea Bank AB	1,366,400	15,445,233
	Skandinaviska Enskilda Banken Series A	109,400	2,417,892
	SKF AB Series A	18,000	262,450
	SKF AB Series B	39,600	575,023
	SSAB Swedish Steel Series A	41,000	1,842,163

12

	SSAB Swedish Steel Series B	12,600	531,978
	Svenska Cellulosa AB Series B	107,500	4,507,974
	Svenska Handelsbanken Series A	29,000	754,710
	Tele2 AB Series B	142,500	1,538,009
	TeliaSonera AB	1,346,500	7,170,722
*	Transcom Worldwide SA Series A	385	3,491
*	Transcom Worldwide SA Series B	715	7,425
	Trelleborg AB Series B	40,800	849,729
	Volvo AB Series A	69,600	2,948,201
	Volvo AB Series B	143,500	6,260,610
*	Wihlborgs Fastigheter AB	12,204	336,620

TOTAL — SWEDEN			52,755,359

ITALY — (2.7%)
COMMON STOCKS — (2.7%)
	Banca Intesa SpA	524,600	3,099,519
#	Banca Monte Dei Paschi di Siena SpA	915,125	4,733,346
*	Banca Nazionale del Lavoro SpA	1,011,192	3,513,018
	Banca Popolare di Milano Scarl	379,940	4,802,370
	Banca Popolare Italiana	3,450	37,802
	Banco Popolare Bergamo SpA	109,303	2,745,341
	Banco Popolare di Verona e Novara SpA	6,497	155,811
	Benetton Group SpA	61,500	783,623
	Buzzi Unicem SpA	106,000	2,193,161
	Caltagirone Editore SpA	94,117	821,558
	Capitalia SpA	551,819	4,167,938
	CIR SpA (Cie Industriale Riunite), Torino	550,619	1,649,704
	Compagnia Assicuratrice Unipol SpA	692,647	2,181,630
	Erg SpA	42,323	996,044
# *	Fiat SpA	158,860	1,719,699
	Fondiaria - Sai SpA	57,183	2,290,383
	IFIL Finanziaria Partecipazioni SpA	356,850	1,828,859
	Italcementi SpA	142,715	2,921,494
	Italmobiliare SpA	13,695	1,051,490
	Milano Assicurazioni SpA	293,043	2,240,702
	Pirelli & Co. SpA	293,333	277,081
	San Paolo-IMI SpA	354,723	6,259,761
*	Seat Pagine Gialle SpA	1,104,001	541,952
*	SNIA SpA	84,682	8,141
	Societe Cattolica di Assicurazoni Scarl SpA	4,400	251,205
*	Sorin SpA	14,944	28,694

TOTAL — ITALY			51,300,326

CANADA — (2.5%)
COMMON STOCKS — (2.5%)
	AGF Management, Ltd. Class B Non-Voting	22,700	431,449
	Alcan, Inc.	174,400	7,596,287
	Astral Media, Inc. Class A	15,450	445,779
	Atco, Ltd. Class 1 Non-Voting	15,961	516,842
	BCE, Inc.	179,400	4,356,936
*	Bombardier, Inc. Class B	622,800	1,589,265

13

	Canadian Pacific Railway, Ltd.	47,700	2,442,818
*	Canfor Corp.	33,700	400,622
*	CGI Group, Inc.	125,950	946,467
	Corus Entertainments, Inc. Class B Non-Voting	14,989	472,837
	Emera, Inc.	14,300	251,661
	Empire Co., Ltd. Class A Non-Voting	10,058	369,503
#	Fairfax Financial Holdings, Inc. Subordinate Voting	4,700	681,189
	Fairmont Hotels & Resorts, Inc.	3,400	150,666
	Gerdau Ameristeel Corp.	24,850	200,514
	Industrial Alliance Insurance & Financial Services, Inc.	18,000	505,891
	Intrawest Corp.	25,300	805,673
*	Kinross Gold Corp.	15,900	146,765
	Magna International, Inc. Class A	49,000	3,654,142
	Manitoba Telecom Services, Inc.	4,600	154,055
	MDS, Inc.	51,800	1,048,352
	Mi Developments, Inc.	17,400	592,376
	New Maple Leaf Foods, Inc.	24,900	301,267
	Northbridge Financial Corp.	7,950	217,419
	Nova Chemicals Corp.	29,900	977,153
*	Quebecor, Inc. Class B Subordinate Voting	12,600	299,353
	Sears Canada, Inc.	12,100	186,539
	Sherritt International Corp.	55,000	488,803
	Sobeys, Inc.	11,900	396,335
	Sun Life Financial, Inc.	330,650	14,474,757
	Torstar Corp. Class B Non-Voting	12,300	248,175
	Transalta Corp.	103,000	2,191,509
	West Fraser Timber Co., Ltd.	9,100	332,147

TOTAL — CANADA			47,873,546

FINLAND — (1.8%)
COMMON STOCKS — (1.8%)
	Fortum Oyj	538,483	13,027,516
	Huhtamaki Oyj	64,400	1,193,323
	Kemira GrowHow Oyj	15,049	109,010
	Kemira Oyj	70,823	1,225,702
	Kesko Oyj	71,100	2,234,471
	Metso Oyj	77,427	2,853,093
	M-Real Oyj Series B	20,300	101,841
*	Neste Oil Oyj	111,346	3,401,551
	Okobank Class A	16,800	282,645
	Outokumpu Oyj Series A	121,900	2,211,900
	Rautaruukki Oyj Series K	16,100	542,558
	Stora Enso Oyj Series R	234,150	3,336,514
	UPM-Kymmene Oyj	203,100	4,308,941
	Wartsila Corp. Oyj Series B	7,550	275,129

TOTAL — FINLAND			35,104,194

NORWAY — (1.4%)
COMMON STOCKS — (1.4%)
	Aker Yards ASA	11,213	662,774
	DNB Nor ASA Series A	429,400	5,209,978

14

* Fred Olsen Energy ASA	4,000	143,323
Norsk Hydro ASA	84,760	9,928,194
Norske Skogindustrier ASA Series A	90,800	1,358,635
Odfjell ASA Series A	4,300	76,948
Orkla ASA Series A	122,700	5,348,230
Prosafe ASA	4,150	205,886
Smedvig ASA Series A	5,400	164,155
Storebrand ASA	316,000	3,488,291
Wilhelmsen (Wilhelm), Ltd. ASA Series A	7,150	239,513

TOTAL — NORWAY		26,825,927

IRELAND — (1.4%)
COMMON STOCKS — (1.4%)
Allied Irish Banks P.L.C.	262,190	6,258,901
Bank of Ireland P.L.C.	206,784	3,681,364
CRH P.L.C.	359,845	11,784,225
DCC P.L.C.	7,379	168,105
Irish Life & Permanent P.L.C.	180,152	3,969,483

TOTAL — IRELAND		25,862,078

DENMARK — (1.3%)
COMMON STOCKS — (1.3%)
A P Moller - Maersk A.S.	724	6,635,802
Carlsberg A.S. Series B	25,887	1,620,747
Codan A.S.	31,260	2,056,696
Danisco A.S.	38,570	2,829,104
Danske Bank A.S.	207,526	7,399,759
* Jyske Bank A.S.	29,350	1,542,637
Nordea Bank AB	21,596	244,189
Rockwool A.S.	5,175	527,303
Sydbank A.S.	22,100	649,499
* Topdanmark A.S.	3,830	387,365
* Vestas Wind Systems A.S.	1,800	37,712

TOTAL — DENMARK		23,930,813

BELGIUM — (1.2%)
COMMON STOCKS — (1.2%)
Ackermans & Van Haaren SA	1,842	113,551
Banque Nationale de Belgique	160	610,660
Bekaert SA	8,500	873,069
Cofinimmo SA	487	77,201
Cumerio	22,499	574,730
* Cumerio VVPR	720	86
Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean	66,141	4,412,335
Dexia SA	93,080	2,311,735
D’Ieteren SA	304	91,261
Fortis AG	51,720	1,842,320
InBev NV	181,038	8,369,078
Tessenderlo Chemie NV	9,995	352,264
Umicore	22,499	3,195,888
TOTAL COMMON STOCKS		22,824,178

15

	RIGHTS/WARRANTS — (0.0%)
*	Umicore-Strip VVPR	720	94

	TOTAL — BELGIUM		22,824,272

	SINGAPORE — (0.6%)
	COMMON STOCKS — (0.6%)
# *	Chartered Semiconductor Manufacturing, Ltd.	775,000	636,311
	DBS Group Holdings, Ltd.	119,000	1,196,898
	Fraser & Neave, Ltd.	154,710	1,813,508
	Jardine Cycle & Carriage, Ltd.	14,158	89,271
	Keppel Land, Ltd.	67,000	181,394
	MCL Land, Ltd.	10,213	10,994
	Neptune Orient Lines, Ltd.	283,000	436,610
	Overseas Chinese Banking Corp., Ltd.	21,200	88,567
	SembCorp Industries, Ltd.	266,020	509,089
	Singapore Airlines, Ltd.	471,800	4,282,074
	Singapore Land, Ltd.	123,000	459,166
*	STATS ChipPAC, Ltd.	991,000	691,316
	United Overseas Bank, Ltd.	46,000	423,388
	United Overseas Land, Ltd.	335,600	551,606

	TOTAL — SINGAPORE		11,370,192

	GREECE — (0.4%)
	COMMON STOCKS — (0.4%)
	Alpha Bank A.E.	28,080	1,067,648
	Bank of Greece	12,520	1,700,712
	Coca-Cola Hellenic Bottling Co. S.A.	26,930	802,681
*	Emporiki Bank of Greece S.A.	21,120	746,899
	Hellenic Petroleum S.A.	79,260	1,103,193
*	Hellenic Telecommunication Organization Co. S.A.	123,608	2,629,760
	Intracom S.A.	35,000	256,257
	Piraeus Bank S.A.	5,000	151,099

	TOTAL — GREECE		8,458,249

	PORTUGAL — (0.3%)
	COMMON STOCKS — (0.3%)
	Banco BPI SA	203,600	1,099,705
	Banco Comercial Portugues SA	813,057	2,414,042
#	Banco Espirito Santo SA	92,784	1,528,924
#	Portucel-Empresa Produtora de Pasta de Papel SA	593,270	1,513,412

	TOTAL — PORTUGAL		6,556,083

16

AUSTRIA — (0.3%)
COMMON STOCKS — (0.3%)
Boehler-Uddeholm AG	2,145	402,405
OMV AG	29,840	1,850,644
Telekom Austria AG	18,165	415,492
Voestalpine AG	20,565	2,396,848
Wienerberger AG	22,615	1,048,520

TOTAL — AUSTRIA		6,113,909

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Air New Zealand, Ltd.	143,669	122,539
Auckland International Airport, Ltd.	168,196	207,496
Contact Energy, Ltd.	128,397	610,238
Fisher & Paykel Apppliances Holdings, Ltd.	62,388	161,605
Fletcher Building, Ltd.	145,648	758,890

TOTAL — NEW ZEALAND		1,860,768

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (3.4%)
Repurchase Agreement, Deutsche Bank Securities 4.52%, 03/01/06 (Collateralized by $98,922,634 U.S. STRIPS, 08/15/13 & 08/15/23 & U.S. Treasury Bond 4.50%, 02/15/36, valued at $56,949,945) to be repurchased at $55,840,289	$55,833	55,833,279

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $9,752,000 FHLMC Notes 4.00%, 09/22/09, valued at $9,617,910) to be repurchased at $9,476,158	9,475	9,475,000
TOTAL TEMPORARY CASH INVESTMENTS		65,308,279

TOTAL INVESTMENTS - (100.0%)
(Cost $1,331,099,730)##		$1,915,471,516

17

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

TAX-MANAGED U.S. EQUITY PORTFOLIO

February 28, 2006

(Unaudited)

Value †
Investments in Affiliated Investment Companies (100.0%):
Investment in The Tax-Managed U.S. Equity Series of The DFA Investment Trust Company	$1,144,993,827

Total Investments in Affiliated Investment Companies (Cost $933,700,733)##	$1,144,993,827

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

February 28, 2006

(Unaudited)

	Shares	Value †
Investments in Affiliated Investment Companies (100.0%):
Investment in The DFA International Value Series of The DFA Investment Trust Company	8,374,591	$158,698,499

Total Investments in Affiliated Investment Companies (Cost $77,160,743)##		$158,698,499

1

VA SMALL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value †
COMMON STOCKS — (97.2%)
*	@Road, Inc.	19,500	$100,620
	1st Source Corp.	5,800	154,570
	21st Century Insurance Group	24,600	398,520
*	3Com Corp.	102,200	475,230
*	4Kids Entertainment, Inc.	3,800	64,600
*	AAR Corp.	7,800	197,418
*	Abraxas Petroleum Corp.	1,000	5,690
*	Accelrys, Inc.	8,171	50,660
*	ACE Cash Express, Inc.	3,600	88,668
	Aceto Corp.	3,000	22,230
*	Acme Communications, Inc.	3,800	13,946
*	ACT Teleconferencing, Inc.	200	32
*	Actel Corp.	8,100	118,179
*	ActivCard Corp.	9,521	34,847
*	Active Power, Inc.	10,070	46,926
	Adams Resources & Energy, Inc.	800	21,032
*	Adaptec, Inc.	28,646	179,324
*	Adept Technology, Inc.	140	1,145
*	Advanced Digital Information Corp.	19,700	170,602
*	Advanced Marketing Services, Inc.	3,300	13,200
*	Advanced Power Technology, Inc.	2,200	33,462
	Advanta Corp. Class A	2,300	74,911
	Advanta Corp. Class B Non-Voting	4,200	147,294
*	Aehr Test Systems	1,000	3,750
*	Aeroflex, Inc.	17,500	227,500
*	Aether Holdings, Inc.	12,500	42,750
*	Aetrium, Inc.	1,800	9,666
*	Aftermarket Technology Corp.	1,675	36,347
*	Agile Software Corp.	15,900	110,346
	Agilysys, Inc.	8,400	120,036
*	AirNet Systems, Inc.	2,200	7,524
	Alamo Group, Inc.	2,500	59,650
*	Alaska Air Group, Inc.	8,300	266,015
	Alaska Communications Systems Group, Inc.	485	5,379
*	Albany Molecular Research, Inc.	8,100	81,729
*	Alderwoods Group, Inc.	12,900	220,332
	Alfa Corp.	18,500	297,480
*	All American Semiconductor, Inc.	960	4,522
	Alliance One International, Inc.	20,968	93,308
*	Alliance Semiconductor Corp.	9,200	24,012
*	Allied Defense Group, Inc.	1,900	43,510
*	Allied Healthcare International, Inc.	11,400	55,176
*	Allied Healthcare Products, Inc.	1,700	9,554
*	Allied Holdings, Inc.	100	85

1

*	Allied Motion Technologies, Inc.	400	1,772
*	Alloy, Inc.	3,500	46,095
	Alpharma, Inc. Class A	12,300	372,075
	Ambassadors International, Inc.	1,200	21,216
	American Axle & Manufacturing Holdings, Inc.	13,400	217,348
	American Greetings Corp. Class A	10,700	224,486
#	American Italian Pasta Co.	4,100	17,835
*	American Pacific Corp.	700	4,011
*	American Physicians Capital, Inc.	2,400	118,296
	American Physicians Services Group, Inc.	500	6,470
	American Shared Hospital Services	400	2,680
	American Software, Inc. Class A	2,600	17,680
*	American Technical Ceramics Corp.	900	12,456
	Ameris Bancorp	1,320	30,360
*	AmeriServe Financial, Inc.	3,300	14,982
	Ameron International Corp.	1,800	106,920
	Ampco-Pittsburgh Corp.	1,400	28,434
	Amrep Corp.	600	18,696
*	AMS Health Sciences, Inc.	100	70
*	Amtech Systems, Inc.	500	4,378
*	Anadigics, Inc.	7,200	45,432
*	Analex Corp.	4,000	10,640
	Analogic Corp.	3,200	172,640
*	Analysts International Corp.	5,600	15,176
*	Anaren, Inc.	4,700	80,746
*	Andrx Corp.	1,700	33,320
	Angelica Corp.	1,900	38,152
*	Answerthink, Inc.	6,650	40,698
*	APA Enterprises, Inc.	800	1,000
*	Applera Corp. - Celera Genomics Group	200	2,298
*	Applica, Inc.	6,700	13,735
*	Applied Films Corp.	3,300	63,393
	Applied Industrial Technologies, Inc.	8,950	382,881
*	Applied Innovation, Inc.	2,300	9,407
*	Applied Micro Circuits Corp.	95,655	345,315
*	Arch Capital Group, Ltd.	200	11,312
	Arch Chemicals, Inc.	5,304	149,679
*	Arena Pharmaceuticals, Inc.	485	8,589
*	Argonaut Group, Inc.	9,700	354,244
	Argonaut Technologies, Inc.	300	85
*	Ariba, Inc.	17,350	176,970
*	Armstrong Holdings, Inc.	1,400	1,456
*	Arqule, Inc.	4,200	22,596
*	Arris Group, Inc.	132	1,675
*	Art Technology Group, Inc.	1,172	3,434
	ArvinMeritor, Inc.	17,100	286,254
*	Ashworth, Inc.	3,500	29,260
*	Aspen Technology, Inc.	5,900	70,682
*	Astea International, Inc.	240	4,615
	Astro-Med, Inc.	1,100	11,000
* #	AstroPower, Inc.	27	0
* #	ATA Holdings Corp.	800	6
*	Atlantic American Corp.	1,900	4,921
	Atlantis Plastics, Inc.	579	5,153
*	Atmel Corp.	37,800	171,990

2

	Atrion Corp.	200	14,917
*	ATS Medical, Inc.	8,200	22,550
*	Audiovox Corp. Class A	5,000	63,850
*	AutoImmune, Inc.	100	92
*	Avalon Holding Corp. Class A	262	1,231
*	Avanex Corp.	5,700	8,094
* #	Avatar Holdings, Inc.	1,000	55,830
*	Avici Systems, Inc.	3,475	12,545
*	Avigen, Inc.	5,900	33,630
*	Aware, Inc.	1,426	7,686
*	Axcelis Technologies, Inc.	22,600	156,166
*	Axsys Technologies, Inc.	2,700	44,685
*	AXT, Inc.	6,906	20,096
*	Aztar Corp.	1,100	33,198
*	AZZ, Inc.	1,500	34,185
	Bairnco Corp.	900	8,685
	Baldwin & Lyons, Inc. Class B	3,050	75,487
*	Baldwin Technology Co., Inc. Class A	1,400	7,910
*	Ballantyne of Omaha, Inc.	4,600	18,630
* #	Bally Total Fitness Holding Corp.	10,000	79,300
*	Bancinsurance Corp.	625	3,062
	Bandag, Inc.	2,700	115,479
	Bandag, Inc. Class A	900	33,201
	BankUnited Financial Corp. Class A	8,000	223,520
	Banner Corp.	2,773	88,736
*	Barry (R.G.) Corp.	1,300	8,372
	Bassett Furniture Industries, Inc.	3,100	59,799
	Bay View Capital Corp.	1,272	21,764
*	BearingPoint, Inc.	39,800	354,618
	Belden CDT, Inc.	13,846	356,950
*	Bell Industries, Inc.	1,860	4,650
*	Bell Microproducts, Inc.	7,150	42,971
*	Benchmark Electronics, Inc.	10,400	366,288
*	Beverly Enterprises, Inc.	5,900	72,924
	Beverly Hills Bancorp, Inc.	6,008	62,363
* (R)	Big 4 Ranch, Inc.	300	0
*	Big Lots, Inc.	30,900	392,739
*	BioScrip, Inc.	11,160	80,017
*	Bioveris Corp.	400	1,724
*	Birks & Mayors, Inc.	295	1,814
	Black Box Corp.	5,200	248,456
	Blair Corp.	544	22,440
#	Blockbuster, Inc. Class A	8,402	32,516
*	Bluegreen Corp.	8,600	136,482
*	BNS Holding, Inc. Class A	240	1,380
	Bob Evans Farms, Inc.	10,700	312,119
	Bogen Communications International, Inc.	1,000	6,125
*	Bombay Co., Inc.	10,100	31,916
	Bon-Ton Stores, Inc.	4,000	108,880
*	Bookham, Inc.	3,897	27,201
	Books-A—Million, Inc.	4,000	46,160
*	Borland Software Corp.	22,900	121,599
*	Boston Communications Group, Inc.	3,500	5,880
	Bowne & Co., Inc.	9,400	139,966
*	Boyds Collection, Ltd.	100	12

3

*	BPZ Energy, Inc.	38	137
*	Bristow Group, Inc.	6,500	194,090
*	Broadwing Corp.	20,900	187,264
	Brookline Bancorp, Inc.	18,500	277,685
	Brown Shoe Company, Inc.	1,500	71,550
*	Bruker BioSciences Corp.	12,553	56,112
*	Brush Engineered Materials, Inc.	5,600	97,496
*	Buca, Inc.	4,852	27,462
*	Buckeye Technologies, Inc.	9,723	85,660
	Burlington Coat Factory Warehouse Corp.	8,111	365,319
*	Butler International, Inc.	1,000	3,180
	C&D Technologies, Inc.	7,000	59,780
*	CalAmp Corp.	6,500	65,325
	Calgon Carbon Corp.	9,900	77,022
*	California Coastal Communities, Inc.	2,900	111,621
	California First National Bancorp	1,000	13,500
*	Caliper Life Sciences, Inc.	8,008	53,093
	Callaway Golf Co.	12,100	199,529
*	Callon Petroleum Co.	4,738	83,768
*	CallWave, Inc.	2,700	12,231
	Cal-Maine Foods, Inc.	6,300	40,320
	Cambrex Corp.	8,000	148,160
*	Capital Pacific Holdings, Inc.	1,200	21,000
*	Capital Senior Living Corp.	7,400	79,550
* #	Capstone Turbine Corp.	13,100	41,396
*	Captaris, Inc.	8,200	32,226
*	Caraustar Industries, Inc.	7,400	75,258
*	Cardiac Science Corp.	380	3,800
*	Cardiotech International, Inc.	842	2,433
	Carpenter Technology Corp.	5,435	454,312
*	Carriage Services, Inc.	4,100	20,336
*	Carrier Access Corp.	6,100	31,110
*	Carrington Laboratories, Inc.	1,000	4,548
	Casey’s General Stores, Inc.	5,300	139,019
	Cash America International, Inc.	2,100	56,280
	Castle (A.M.) & Co.	1,000	28,320
	Castle Energy Corp.	1,800	40,410
*	Catalina Lighting, Inc.	120	1,080
*	Catalyst Semiconductor, Inc.	4,600	23,230
*	Catalytica Energy Systems, Inc.	2,000	2,640
*	Cavalier Homes, Inc.	3,300	23,331
*	CBIZ, Inc.	19,127	138,862
*	C-COR, Inc.	11,600	82,360
	CDI Corp.	250	6,122
*	Celebrity, Inc. Escrow Shares	125	0
	Celeritek, Inc.	2,900	377
	Center Bancorp, Inc.	3,800	42,978
*	Centillium Communications, Inc.	2,400	7,104
*	Central Garden & Pet Co.	1,000	54,360
	Central Parking Corp.	9,085	148,085
*	Ceres Group, Inc.	8,513	46,055
*	CEVA, Inc.	1,300	7,839
	CFS Bancorp, Inc.	3,600	52,848
	Champion Industries, Inc.	1,000	6,205
*	Champps Entertainment, Inc.	3,700	29,822

4

*	Channell Commercial Corp.	100	515
*	Chaparral Steel Co.	5,600	256,536
*	Charming Shoppes, Inc.	26,819	359,106
*	Charter Communications, Inc.	35,057	40,316
	Chemical Financial Corp.	7,480	240,781
	Chemtura Corp.	22	244
	Chesapeake Corp.	5,500	72,545
	Chiquita Brands International, Inc.	9,900	170,478
*	Chromcraft Revington, Inc.	100	1,300
*	Ciber, Inc.	18,600	107,694
*	Ciena Corp.	77,000	309,540
	Cimarex Energy Co.	314	13,395
*	Cincinnati Bell, Inc.	15,500	63,395
*	Ciprico, Inc.	1,000	5,880
	CIRCOR International, Inc.	4,505	124,338
	Citadel Broadcasting Co.	30,500	339,770
	Citizens First Bancorp, Inc.	1,200	34,536
* #	Citizens, Inc.	10,909	58,036
	Clark, Inc.	5,336	56,348
*	Clarus Corp.	4,500	32,130
*	CNA Surety Corp.	12,930	224,723
	Coachmen Industries, Inc.	4,100	48,380
	Coast Distribution System, Inc.	800	5,800
*	Cobra Electronics Corp.	1,000	11,630
*	Coeur d’Alene Mines Corp.	2,500	13,850
*	Cogent Communications Group, Inc.	4	29
*	Coherent, Inc.	9,397	305,027
*	Comforce Corp.	2,000	5,480
	Comfort Systems USA, Inc.	10,600	116,494
* #	Commerce One, Inc.	4,310	0
	Commercial Metals Co.	2,000	90,580
	Communications Systems, Inc.	1,000	11,950
	Community Bank System, Inc.	9,000	195,030
*	CompuCredit Corp.	1,409	53,260
*	Compudyne Corp.	1,200	8,004
*	Computer Horizons Corp.	9,489	44,124
*	Computer Task Group, Inc.	6,200	25,048
	CompX International, Inc.	200	3,408
*	Concord Camera Corp.	6,500	7,150
*	Conexant Systems, Inc.	14,234	42,417
*	Congoleum Corp. Class A	1,000	2,250
*	Conmed Corp.	7,200	139,392
	Connecticut Water Services, Inc.	2,200	55,792
*	Consolidated Graphics, Inc.	3,128	159,747
*	Consumer Portfolio Services, Inc.	4,389	29,845
*	Continental Airlines, Inc.	15,250	355,325
#	Cooper Tire & Rubber Co.	15,400	229,460
	Corn Products International, Inc.	4,200	113,232
*	Cornell Companies, Inc.	3,652	49,339
*	Corrpro Companies, Inc.	375	345
*	Cosine Communications, Inc.	2,200	5,082
*	Covenant Transport, Inc. Class A	3,300	51,150
	CPAC, Inc.	1,000	4,060
*	Cray, Inc.	200	392
*	Credence Systems Corp.	24,600	213,036

5

*	Credit Acceptance Corp.	6,200	146,568
*	Criticare Systems, Inc.	600	3,000
*	Cross (A.T.) Co. Class A	1,800	8,190
*	Cross Country Healthcare, Inc.	9,628	176,289
*	Crossroads Systems, Inc.	2,100	1,827
*	Crown Andersen, Inc.	100	36
*	CSP, Inc.	66	371
	CSS Industries, Inc.	2,600	80,080
	CT Communications, Inc.	5,400	71,496
	CTS Corp.	9,000	111,150
	Cubic Corp.	100	2,162
*	Culp, Inc.	2,800	13,860
*	Cumulus Media, Inc. Class A	15,500	179,800
*	CuraGen Corp.	11,861	59,186
*	Curative Health Services, Inc.	4,500	562
*	Curis, Inc.	2,700	6,750
	Cutter & Buck, Inc.	2,850	34,086
*	Cybex International, Inc.	1,400	8,386
*	CytRx Corp.	75	102
	D&E Communications, Inc.	4,308	43,726
*	Data I/O Corp.	1,500	6,165
*	Data Systems & Software, Inc.	1,500	3,090
*	Datalink Corp.	1,300	6,890
	Dataram Corp.	700	3,395
*	Dave & Busters, Inc.	1,400	25,200
*	dELiA*s, Inc.	6,357	56,641
	Delphi Financial Group, Inc. Class A	7,511	391,173
	Delta Apparel, Inc.	1,040	16,120
*	Delta Woodside Industries, Inc.	525	163
*	Devcon International Corp.	400	3,504
*	Digi International, Inc.	6,900	75,003
*	Digimarc Corp.	5,900	43,719
* #	Digital Angel Corp.	5,600	21,840
*	Discovery Partners International, Inc.	6,900	16,560
*	Distributed Energy Systems Corp.	816	7,613
*	Ditech Communications Corp.	9,700	100,007
*	Dixie Group, Inc.	2,900	47,502
*	Dollar Thrifty Automotive Group, Inc.	7,600	306,888
*	Dominion Homes, Inc.	2,200	21,120
	Donegal Group, Inc. Class A	4,021	98,313
	Donegal Group, Inc. Class B	444	10,099
*	Dot Hill Systems Corp.	13,200	89,232
	Dover Motorsports, Inc.	4,700	23,359
*	drugstore.com, Inc.	6,900	17,388
*	Duckwall-ALCO Stores, Inc.	1,100	26,609
*	Ducommun, Inc.	2,700	59,724
*	Dura Automotive Systems, Inc.	4,514	10,337
*	Dynegy, Inc.	2,200	11,902
	Eastern Co.	100	2,160
*	Echelon Corp.	9,960	80,676
	Ecology & Environment, Inc. Class A	200	2,078
*	Edgewater Technology, Inc.	1,567	9,292
*	Electro Rent Corp.	6,100	90,890
*	Electro Scientific Industries, Inc.	6,400	159,744
*	Electroglas, Inc.	4,512	19,898

6

*	Electronics for Imaging, Inc.	1,600	42,912
	EMC Insurance Group, Inc.	4,100	100,532
*	EMCOR Group, Inc.	6,400	278,976
*	EMCORE Corp.	11	85
*	Emerson Radio Corp.	6,700	21,440
*	Emisphere Technologies, Inc.	2,100	13,188
*	Emmis Communications Corp. Class A	600	9,822
*	EMS Technologies, Inc.	2,300	40,250
*	ENBC Corp.	300	0
*	Encore Medical Corp.	20,361	121,357
*	Endologix, Inc.	100	488
*	EnerSys	13,900	188,762
*	Enesco Group, Inc.	3,700	6,919
*	EnPro Industries, Inc.	6,400	209,728
*	Entercom Communications Corp.	10,500	295,785
*	Entravision Communications Corp.	15,800	117,394
*	Enzon Pharmaceuticals, Inc.	500	3,380
* #	Epicept Corp.	407	1,327
*	ePlus, Inc.	2,500	35,250
*	Epoch Holding Corp.	800	4,400
*	ePresence, Inc. Escrow Shares	2,300	299
*	ESS Technology, Inc.	11,900	44,506
*	Esterline Technologies Corp.	7,649	318,504
*	Evans & Sutherland Computer Corp.	900	5,535
*	Exar Corp.	10,200	126,990
*	EZCORP, Inc. Class A Non-Voting	2,100	45,423
*	Fab Industries, Inc.	500	0
*	Fairchild Corp. Class A	5,813	13,835
	FBL Financial Group, Inc. Class A	8,400	287,448
*	Featherlite, Inc.	1,350	6,682
	Fedders Corp.	270	397
	Federal Signal Corp.	13,700	245,367
* #	Federal-Mogul Corp.	5,000	1,700
	Ferro Corp.	800	16,064
*	Finlay Enterprises, Inc.	2,700	22,896
*	Firebrand Financial Group, Inc.	300	22
*	First Bank of Delaware	330	772
	First Citizens BancShares, Inc.	1,200	224,592
	First Community Bancshares, Inc.	450	14,679
*	First Consulting Group, Inc.	7,400	46,250
	First Defiance Financial Corp.	700	19,313
	First Federal Bancshares of Arkansas, Inc.	400	9,220
	First Financial Corp.	1,900	54,530
*	First Investors Financial Services Group, Inc.	500	3,725
	First Keystone Financial, Inc.	100	1,955
*	First Mariner Bancorp, Inc.	200	3,714
	First Merchants Corp.	5,600	144,256
	First Niagara Financial Group, Inc.	13,600	191,624
	First Place Financial Corp.	4,575	109,297
*	FirstCity Financial Corp.	1,000	11,740
*	FirstFed Financial Corp.	4,000	240,040
*	Five Star Quality Care, Inc.	200	1,660
	Flagstar Bancorp, Inc.	14,000	216,300
	Flexsteel Industries, Inc.	600	8,490
*	Flowserve Corp.	7,500	385,500

7

*	Foodarama Supermarkets, Inc.	100	5,250
*	Footstar, Inc.	3,400	15,810
*	Forgent Networks, Inc.	2,600	4,680
*	Foster (L.B.) Co. Class A	1,771	26,707
*	FPIC Insurance Group, Inc.	3,100	108,934
*	Franklin Bank Corp.	2,600	44,356
*	Franklin Covey Co.	4,000	31,080
*	Franklin Electronic Publishers, Inc.	900	3,825
	Fred’s, Inc.	12,000	167,640
	Frequency Electronics, Inc.	2,000	26,000
	Friedman Industries, Inc.	2,136	16,319
*	Friedman’s, Inc. Class A	4,200	0
*	Frontier Airlines, Inc.	10,900	78,480
*	Frozen Food Express Industries, Inc.	3,500	40,810
*	FSI International, Inc.	9,000	53,190
*	FTI Consulting, Inc.	2,200	61,468
* #	FuelCell Energy, Inc.	11,600	129,108
	Furniture Brands International, Inc.	15,300	378,216
	G & K Services, Inc. Class A	5,700	222,870
*	GameTech International, Inc.	2,300	11,040
*	Gateway, Inc.	44,000	103,840
	GATX Corp.	9,480	376,356
*	Gaylord Entertainment Co.	11,149	497,803
	GB&T Bancshares, Inc.	3,500	72,975
*	Gehl Co.	3,000	99,270
*	Gene Logic, Inc.	8,700	33,234
*	Genesee & Wyoming, Inc.	1	46
*	Genesis HealthCare Corp.	4,800	190,800
*	Genesis Microchip, Inc.	9,899	212,828
	Gentek, Inc.	80	1,517
*	Gerber Scientific, Inc.	5,200	54,028
*	Giant Industries, Inc.	2,300	133,860
	Gibraltar Industries, Inc.	8,900	227,039
*	Gibraltar Packaging Group, Inc.	900	1,732
*	G-III Apparel Group, Ltd.	600	9,594
	Glatfelter (P.H.) Co.	11,400	187,416
*	Glenayre Technologies, Inc.	5,000	19,500
*	Globecomm Systems, Inc.	1,400	9,184
*	Globix Corp.	2,400	4,440
*	Glowpoint, Inc.	3,600	2,205
*	GoAmerica, Inc.	21	84
*	Gottschalks, Inc.	1,400	12,754
*	GP Strategies Corp.	2,800	20,160
*	Graphic Packaging Corp.	11,100	28,860
	Gray Television, Inc.	10,939	92,106
	Gray Television, Inc. Class A	1,000	8,155
	Great American Financial Resources, Inc.	14,100	278,898
*	Great Atlantic & Pacific Tea Co., Inc.	12,300	396,798
*	Greatbatch, Inc.	1,000	22,110
	Greif, Inc. Class A	1,600	92,656
*	Group 1 Automotive, Inc.	7,300	279,444
*	GSE Systems, Inc.	622	1,026
*	GTC Biotherapeutics, Inc.	6,700	8,308
*	GTSI Corp.	2,800	21,252
	Guaranty Federal Bancshares, Inc.	100	2,836

8

*	Gulfmark Offshore, Inc.	4,900	134,358
	H.B. Fuller Co.	7,500	304,500
*	Hain Celestial Group, Inc.	11,200	261,408
*	Ha-Lo Industries, Inc.	3,600	0
	Hancock Fabrics, Inc.	4,200	17,430
	Handleman Co.	5,191	51,028
*	Hanger Orthopedic Group, Inc.	5,800	35,322
*	Hanover Compressor Co.	26,995	412,484
	Hardinge, Inc.	2,369	39,397
	Harleysville Group, Inc.	9,173	241,525
*	Harris Interactive, Inc.	17,200	96,664
*	Hartmarx Corp.	9,000	78,030
*	Harvard Bioscience, Inc.	6,800	33,932
*	Harvest Natural Resources, Inc.	11,400	102,714
*	Hastings Entertainment, Inc.	3,300	17,457
	Haverty Furniture Co., Inc.	5,100	72,675
*	Hawaiian Holdings, Inc.	3,200	15,840
*	Hayes Lemmerz International, Inc.	8,400	26,292
*	HealthTronics, Inc.	9,300	67,611
*	HEI, Inc.	100	295
	Heico Corp.	2,000	58,840
	Heico Corp. Class A	1,001	26,036
*	Herley Industries, Inc.	3,800	71,478
* #	Hexcel Corp.	4,500	96,840
	HF Financial Corp.	330	6,286
*	hi/fn, Inc.	4,100	28,823
*	Hirsch International Corp. Class A	600	750
	HMN Financial, Inc.	750	24,188
*	HMS Holdings Corp.	3,100	26,660
*	Hoenig Group Escrow Shares	500	0
*	Hollywood Media Corp.	3,100	15,066
*	HomeStore, Inc.	3,200	19,904
	Hooper Holmes, Inc.	19,200	54,528
	Horace Mann Educators Corp.	12,866	239,951
* #	Horizon Offshore, Inc.	6,900	6,279
*	Hutchinson Technology, Inc.	5,700	156,807
*	Huttig Building Products, Inc.	4,100	35,547
*	Hypercom Corp.	8,200	63,058
*	Ibis Technology Corp.	2,100	7,182
*	ICO, Inc.	2,200	9,086
*	Identix, Inc.	2,278	18,611
*	IDT Corp.	6,300	74,529
*	IDT Corp. Class B	21,700	258,013
*	iGATE Capital Corp.	7,708	51,258
	IKON Office Solutions, Inc.	35,200	462,880
	ILX Resorts, Inc.	800	8,272
*	Image Entertainment, Inc.	4,600	15,640
*	I-many, Inc.	4,000	6,320
	Imation Corp.	6,100	267,485
*	IMPCO Technologies, Inc.	6,000	37,560
	Imperial Sugar Co. (New)	2,416	63,299
*	Imperial Sugar Co. (Old)	2,100	0
*	Industrial Distribution Group, Inc.	1,900	14,592
	Infinity Property & Casualty Corp.	5,800	230,028
*	InFocus Corp.	11,900	48,314

9

	Inforte Corp.	3,600	14,904
*	InfoSpace, Inc.	9,300	224,223
*	Infrasource Services, Inc.	700	12,509
	Ingles Market, Inc. Class A	3,600	59,436
*	Innotrac Corp.	900	3,348
*	Innovex, Inc.	5,800	24,882
* #	Input/Output, Inc.	7,600	57,456
*	Insight Enterprises, Inc.	12,164	261,891
*	Insituform Technologies, Inc. Class A	6,300	169,533
* #	Insmed, Inc.	1,600	3,952
*	InsWeb Corp.	333	852
	Integra Bank Corp.	3,300	71,247
*	IntegraMed America, Inc.	1,200	13,236
*	Integrated Device Technology, Inc.	20,360	302,346
*	Integrated Electrical Services, Inc.	11,100	10,712
*	Integrated Silicon Solution, Inc.	9,300	58,776
*	Intelligent Systems Corp.	500	1,350
*	Interface, Inc. Class A	7,900	87,532
*	Interland, Inc.	4,600	26,634
	International Aluminum Corp.	500	19,750
*	International Shipholding Corp.	400	6,236
*	Internet Commerce Corp.	400	1,688
*	Interphase Corp.	700	4,305
	Interpool, Inc.	13,950	273,699
*	Interstate Hotels & Resorts, Inc.	7,500	35,850
*	Interwoven, Inc.	12,600	109,620
*	Intest Corp.	2,000	8,940
*	IntriCon Corp.	700	4,130
*	Iomega Corp.	14,500	40,600
*	Iridex Corp.	1,800	14,850
	Irwin Financial Corp.	8,600	172,344
*	ITLA Capital Corp.	1,500	69,420
*	I-Trax, Inc.	2,500	8,400
*	iVow, Inc.	12	68
	J. Alexander’s Corp.	1,000	8,020
*	J. Jill Group, Inc.	3,400	80,342
*	Jaclyn, Inc.	200	1,630
*	Jaco Electronics, Inc.	550	1,964
*	Jakks Pacific, Inc.	8,100	201,042
*	JDA Software Group, Inc.	8,600	118,078
*	Jo-Ann Stores, Inc.	5,200	69,160
*	Johnson Outdoors, Inc.	1,500	26,790
*	JPS Industries, Inc.	1,000	3,050
*	K2, Inc.	12,697	144,746
*	Kadant, Inc.	3,900	73,671
	Kaman Corp. Class A	6,200	140,802
*	Kansas City Southern	16,400	379,988
*	Katy Industries, Inc.	800	2,864
*	Keane, Inc.	13,700	160,838
*	Kellstrom Industries, Inc.	1,200	0
	Kellwood Co.	7,718	198,661
	Kelly Services, Inc. Class A	9,700	261,803
*	Kemet Corp.	24,912	221,966
*	Key Technology, Inc.	800	9,112
*	Key Tronic Corp.	2,300	8,970

10

*	Keynote Systems, Inc.	1,700	19,125
*	Keystone Consolidated Industries, Inc.	98	3
	Kimball International, Inc. Class B	5,971	84,609
*	Kindred Healthcare, Inc.	9,000	194,580
	Knape & Vogt Manufacturing Co.	550	10,142
	KNBT Bancorp, Inc.	9,300	147,126
*	Knight Capital Group, Inc.	30,700	386,513
* #	LaBranche & Co., Inc.	14,530	205,600
*	LaCrosse Footwear, Inc.	900	10,692
*	Ladish Co., Inc.	2,100	46,179
*	Lakes Entertainment, Inc.	50	495
	LandAmerica Financial Group, Inc.	5,200	346,840
	Landry’s Restaurants, Inc.	7,200	222,264
*	Lantronix, Inc.	2,300	5,175
*	Large Scale Biology Corp.	20	7
*	Lattice Semiconductor Corp.	34,100	155,155
*	Lazare Kaplan International, Inc.	1,000	8,250
#	La-Z—Boy, Inc.	15,500	247,225
*	LCC International, Inc. Class A	4,600	13,800
*	LeCroy Corp.	3,552	52,570
*	Lenox Group, Inc.	4,000	53,440
*	Lesco, Inc.	1,900	30,875
	Libbey, Inc.	2,900	25,694
*	Lightbridge, Inc.	8,000	78,480
*	LightPath Technologies, Inc.	287	1,300
*	Lin TV Corp.	5,800	54,114
	Lithia Motors, Inc. Class A	3,868	123,931
*	Lodgian, Inc.	7,406	92,871
*	Logic Devices, Inc.	1,100	1,243
*	LogicVision, Inc.	1,100	1,496
	Lone Star Steakhouse & Saloon, Inc.	5,300	142,888
	Longview Fibre Co.	16,600	312,412
*	LookSmart, Ltd.	1,200	5,520
	LSI Industries, Inc.	33	513
*	LTX Corp.	1,900	10,754
*	Lydall, Inc.	3,900	34,593
*	M&F Worldwide Corp.	4,700	77,550
	M/I Homes, Inc.	3,200	134,784
*	Mac-Gray Corp.	3,600	43,200
	MAF Bancorp, Inc.	9,590	411,027
*	Magna Entertainment Corp.	2,000	13,420
*	Magnetek, Inc.	8,100	32,400
*	Main Street Restaurant Group, Inc.	1,949	10,720
*	MAIR Holdings, Inc.	4,800	24,528
*	Management Network Group, Inc.	10,250	24,600
*	Manugistic Group, Inc.	14,000	26,040
*	Mapinfo Corp.	3,300	44,517
*	MarineMax, Inc.	2,900	89,494
*	Marisa Christina, Inc.	400	216
	Maritrans, Inc.	2,000	45,520
	Marsh Supermarkets, Inc. Class A	300	2,612
	Marsh Supermarkets, Inc. Class B	400	3,128
*	Marten Transport, Ltd.	300	7,017
*	Material Sciences Corp.	3,100	40,331
*	Maxco, Inc.	700	4,036

11

*	Maxtor Corp.	17,100	164,160
*	Maxxam, Inc.	1,000	32,250
*	Maxygen, Inc.	8,900	69,242
*	McDATA Corp. Class A	26,660	117,837
*	McDATA Corp. Class B	2,800	11,256
	MCG Capital Corp.	14,800	226,440
	McRae Industries, Inc. Class A	200	2,105
*	MDI, Inc.	1,400	1,526
*	Meade Instruments Corp.	5,400	15,390
*	Meadowbrook Insurance Group, Inc.	8,400	55,608
	Medallion Financial Corp.	5,100	61,914
*	MedCath Corp.	4,115	94,316
	Media General, Inc. Class A	4,800	240,480
* #	Medialink Worldwide, Inc.	1,800	8,082
*	Medical Staffing Network Holdings, Inc.	8,100	41,634
*	MedQuist, Inc.	7,100	99,400
*	MEDTOX Scientific, Inc.	2,400	20,040
*	Meridian Resource Corp.	26,000	110,240
*	Merix Corp.	5,800	56,144
*	Merrimac Industries, Inc.	200	1,816
*	Mesa Air Group, Inc.	6,800	77,656
*	MetaSolv, Inc.	7,807	20,298
	Methode Electronics, Inc.	10,800	132,516
*	Metro One Telecommunications, Inc.	3,900	2,301
	MGP Ingredients, Inc.	4,242	56,546
*	Micro Linear Corp.	1,100	1,705
	MicroFinancial, Inc.	2,300	8,395
*	Microtek Medical Holdings, Inc.	13,000	45,760
*	Microtune, Inc.	1,821	9,833
*	Midwest Air Group, Inc.	4,700	25,192
*	Milacron, Inc.	11,326	18,235
	Minerals Technologies, Inc.	6,000	321,180
*	Misonix, Inc.	1,100	6,468
*	MKS Instruments, Inc.	16,300	364,468
	Modine Manufacturing Co.	7,103	199,239
* #	Modtech Holdings, Inc.	3,163	24,545
	Monaco Coach Corp.	7,200	103,032
*	Monogram Biosciences, Inc.	13,770	27,402
*	Monterey Pasta Co.	4,700	18,377
*	Mothers Work, Inc.	1,400	34,846
	Movado Group, Inc.	5,174	112,793
*	MPS Group, Inc.	27,300	413,322
*	MRV Communications, Inc.	9,500	27,835
*	MSC.Software Corp.	7,800	141,960
	Mueller Industries, Inc.	41	1,353
* #	Multimedia Games, Inc.	8,100	85,779
	Myers Industries, Inc.	10,387	166,192
	NACCO Industries, Inc. Class A	800	111,040
*	Nanogen, Inc.	10,700	26,964
*	Nanometrics, Inc.	3,900	51,792
	Nash Finch Co.	2,936	91,016
*	Nashua Corp.	500	3,406
*	Nathan’s Famous, Inc.	1,100	13,475
	National Home Health Care Corp.	200	2,245
*	National Patent Development Corp.	1,500	2,145

12

	National Presto Industries, Inc.	800	35,000
*	National RV Holdings, Inc.	2,200	14,256
*	National Technical Systems, Inc.	2,600	13,416
*	Natrol, Inc.	1,000	2,200
*	Natural Alternatives International, Inc.	200	1,704
*	Navigant International, Inc.	3,800	41,800
*	Navigators Group, Inc.	2,300	107,870
*	NCI Building Systems, Inc.	400	23,072
*	NCO Group, Inc.	7,914	177,828
*	Neoforma, Inc.	2,100	20,811
*	NeoMagic Corp.	40	274
*	Neose Technologies, Inc.	2,900	9,483
	NetBank, Inc.	2,148	16,003
*	NetIQ Corp.	14,032	158,562
*	NetRatings, Inc.	8,739	113,869
*	NetScout Systems, Inc.	9,300	62,868
*	Network Engines, Inc.	1,300	2,834
*	Network Equipment Technologies, Inc.	6,000	24,540
*	Neurogen Corp.	7,700	51,898
*	New Brunswick Scientific Co., Inc.	609	4,421
*	New Horizons Worldwide, Inc.	1,250	750
*	NewMarket Corp.	3,740	128,918
*	Newport Corp.	11,200	198,688
*	Newtek Business Services, Inc.	7,600	14,060
	Niagara Corp.	1,200	21,000
	NL Industries, Inc.	3,600	47,484
*	NMS Communications Corp.	1,600	5,696
	NN, Inc.	3,700	45,658
	Nobel Learning Communities, Inc.	200	1,900
*	North America Galvanizing & Coatings, Inc.	100	235
*	North American Scientific, Inc.	2,000	4,580
*	Northwest Pipe Co.	500	13,235
*	Nu Horizons Electronics Corp.	4,500	39,285
*	Nuance Communications, Inc.	17,886	191,380
	NWH, Inc.	400	4,980
*	NYFIX, Inc.	6,300	41,769
	NYMAGIC, Inc.	1,000	25,200
*	O.I. Corp.	400	4,800
* #	OCA, Inc.	13,000	4,940
* #	Occulogix, Inc.	600	2,184
*	O’Charleys, Inc.	5,129	91,091
*	Ocwen Financial Corp.	16,652	163,523
*	Odd Job Stores, Inc.	1,000	210
	Ohio Casualty Corp.	15,636	478,618
	Oil-Dri Corp. of America	100	1,876
	Olympic Steel, Inc.	1,800	47,448
*	OM Group, Inc.	6,400	135,744
	Omega Financial Corp.	3,532	114,861
*	Omega Protein Corp.	6,900	43,401
*	Omnova Solutions, Inc.	495	3,005
* #	Oneida, Ltd.	2,600	1,482
*	Oplink Communications, Inc.	157	2,567
*	OPNET Technologies, Inc.	4,600	44,160
*	OPTi, Inc.	1,200	1,992
*	Optical Cable Corp.	1,600	8,048

13

*	Optical Communication Products, Inc.	11,800	33,394
*	Orbital Sciences Corp.	13,300	202,559
*	Oregon Steel Mills, Inc.	200	7,576
	Orleans Homebuilders, Inc.	3,700	72,298
*	Orthologic Corp.	8,500	49,215
*	Oscient Pharmaceutical Corp.	2,900	5,858
*	OSI Systems, Inc.	4,300	89,225
*	Osteotech, Inc.	3,800	17,366
	Outlook Group Corp.	400	4,240
*	Overland Storage, Inc.	4,000	34,240
*	Pacific Premier Bancorp, Inc.	800	9,600
*	Palm Harbor Homes, Inc.	5,807	121,657
*	Paragon Technologies, Inc.	500	5,090
*	Parker Drilling Co.	6,900	63,825
	Parkvale Financial Corp.	100	2,792
	Partners Trust Financial Group, Inc.	15,000	176,700
*	Patrick Industries, Inc.	1,000	10,985
	PAULA Financial	300	585
*	Paxar Corp.	12,100	232,078
*	Payless ShoeSource, Inc.	9,500	225,150
*	PC Connection, Inc.	7,400	40,552
*	PC Mall, Inc.	3,500	21,630
*	PC-Tel, Inc.	5,500	41,525
*	PDI, Inc.	4,100	39,811
*	Pediatric Services of America, Inc.	1,600	20,368
*	Pegasus Solutions, Inc.	5,400	49,896
*	Pegasystems, Inc.	10,400	85,072
*	Pemstar, Inc.	9,845	22,742
	Penford Corp.	2,200	34,925
*	Penn Treaty American Corp.	7,025	73,060
	Peoples Bancorp, Inc. OH	2,300	67,758
*	Perceptron, Inc.	2,300	18,722
*	Performance Food Group Co.	11,500	337,755
*	Performance Technologies, Inc.	3,600	28,440
*	Pericom Semiconductor Corp.	7,900	71,179
*	Perry Ellis International, Inc.	2,400	52,824
*	Pervasive Software, Inc.	6,700	28,408
*	Petrocorp, Inc. Escrow Shares	1,700	102
*	Petrohawk Energy Corp.	22,100	279,123
*	Pharmacopia Drug Discovery, Inc.	1,700	8,211
*	PHH Corp.	16,000	457,440
*	Phoenix Footwear Group, Inc.	2,200	11,770
*	Phoenix Technologies, Ltd.	630	4,366
*	Photronics, Inc.	9,800	172,186
*	Pico Holdings, Inc.	4,004	135,215
	Pinnacle Bancshares, Inc.	200	2,760
*	Pinnacle Entertainment, Inc.	100	2,805
*	Piper Jaffray Companies, Inc.	3,700	183,816
*	Planar Systems, Inc.	4,100	63,714
*	PLATO Learning, Inc.	7,100	56,232
*	Plexus Corp.	3,100	104,036
*	PMA Capital Corp. Class A	9,551	91,881
	Pocahontas Bancorp, Inc.	1,100	14,212
* #	Polycom, Inc.	5,700	110,694
*	PolyOne Corp.	22,100	192,933

14

*	Pomeroy IT Solutions, Inc.	3,200	29,760
	Pope & Talbot, Inc.	3,600	27,252
	Potlatch Corp.	6,900	251,436
*	Power-One, Inc.	6,059	34,355
*	Powerwave Technologies, Inc.	1,344	19,730
*	PPT Vision, Inc.	75	45
*	PRAECIS Pharmaceuticals, Inc.	3,191	19,018
	Preformed Line Products Co.	200	8,210
	Presidential Life Corp.	7,200	157,752
* #	PRG-Schultz International, Inc.	12,600	6,048
*	Price Communications Corp.	15,500	259,625
*	PriceSmart, Inc.	7,875	63,000
	Printronix, Inc.	1,700	25,126
*	Proliance International, Inc.	4,074	21,389
	Providence & Worcester Railroad Co.	200	3,252
	Provident Financial Holdings, Inc.	1,600	47,680
	Provident Financial Services, Inc.	21,000	390,600
	Provident New York Bancorp	1,100	13,112
*	PSB Bancorp, Inc.	400	5,060
*	Pyramid Breweries, Inc.	2,617	6,333
	Quaker Chemical Corp.	2,900	57,971
*	Quaker Fabric Corp.	4,050	11,462
*	Quanta Services, Inc.	32,600	446,294
*	Quantum Corp.	44,900	160,293
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	3,600	16,308
*	QuickLogic Corp.	6,000	30,060
*	Quovadx, Inc.	8,493	24,205
*	R&B, Inc.	2,200	23,342
*	Radio One, Inc. Class A	5,300	44,785
*	Radio One, Inc. Class D	18,600	155,124
*	Radiologix, Inc.	4,600	8,694
*	RadiSys Corp.	3,200	58,368
*	RailAmerica, Inc.	9,466	93,713
*	Raindance Communications, Inc.	10,000	26,500
	Rainier Pacific Financial Group, Inc.	200	3,120
*	RCM Technologies, Inc.	1,500	9,120
*	RCN Corp.	11,000	275,000
*	Reading International, Inc. Class A	1,091	8,826
*	Reading International, Inc. Class B	60	471
*	Red Lion Hotels Corp.	1,000	11,650
* #	Redhook Ale Brewery, Inc.	2,500	8,715
*	Refac	60	486
	Regal-Beloit Corp.	9,206	370,449
*	Regent Communications, Inc.	12,500	57,125
	Reliance Steel & Aluminum Co.	6,100	502,579
*	REMEC, Inc.	6,227	8,282
*	RemedyTemp, Inc.	1,900	19,950
	Renasant Corp.	800	27,576
*	Rent-Way, Inc.	6,400	43,328
*	Reptron Electronics, Inc.	39	24
*	Republic Airways Holdings, Inc.	12,500	175,250
*	Republic First Bancorp, Inc.	369	5,203
*	Res-Care, Inc.	5,400	98,766
	Resource America, Inc.	4,500	73,890

15

* #	Retail Ventures, Inc.	828	10,979
*	Rewards Network, Inc.	2,900	22,823
*	Rex Stores Corp.	2,450	37,534
	Richardson Electronics, Ltd.	3,100	26,226
*	Rita Medical Systems, Inc.	12,300	46,002
	Riverview Bancorp, Inc.	800	20,320
*	Riviera Tool Co.	300	189
	RLI Corp.	4,100	216,152
	Roanoke Electric Steel Corp.	1,700	47,515
	Robbins & Myers, Inc.	3,900	81,822
*	Robotic Vision Systems, Inc.	60	0
	Rock of Ages Corp.	500	2,550
*	Rockford Corp.	2,200	8,822
	Rock-Tenn Co. Class A	8,900	116,768
*	Rocky Shoes & Boots, Inc.	100	2,374
	Rotonics Manufacturing, Inc.	900	2,880
*	RTI International Metals, Inc.	600	25,230
*	RTW, Inc.	1,600	16,272
*	Rudolph Technologies, Inc.	4,100	67,568
*	Rural/Metro Corp.	1,300	11,206
*	Rush Enterprises, Inc. Class A	4,400	81,400
*	Rush Enterprises, Inc. Class B	500	8,635
	Russ Berrie & Co., Inc.	4,600	62,514
	Russell Corp.	8,100	115,668
*	Ryan’s Restaurant Group, Inc.	12,600	166,446
	Ryerson Tull, Inc.	7,829	197,604
*	S&K Famous Brands, Inc.	300	4,995
*	S1 Corp.	18,300	75,396
*	Safeguard Scientifics, Inc.	27,700	52,630
*	SafeNet, Inc.	6,440	160,485
* #	Salton, Inc.	3,000	4,290
*	San Filippo (John B.) & Son, Inc.	1,500	21,900
*	Sands Regent	400	4,380
*	SatCon Technology Corp.	1,300	2,405
*	SBS Technologies, Inc.	4,700	52,123
*	Scheid Vineyards, Inc.	200	1,250
*	Schiff Nutrition International, Inc.	1,000	5,310
	Schnitzer Steel Industries, Inc. Class A	6,300	195,930
*	Scholastic Corp.	9,400	276,548
	Schuff International, Inc.	1,200	10,272
	Schulman (A.), Inc.	8,700	203,841
	Schweitzer-Maudoit International, Inc.	4,600	118,220
*	SCM Microsystems, Inc.	3,000	10,350
*	SCPIE Holdings, Inc.	1,500	34,110
*	SCS Transportation, Inc.	3,900	105,417
	Seaboard Corp.	200	298,800
*	Seabright Insurance Holdings	1,700	28,237
*	Seachange International, Inc.	8,500	76,585
*	SEACOR Holdings, Inc.	6,773	494,226
*	Secom General Corp.	80	112
*	Selectica, Inc.	9,800	26,950
	Selective Insurance Group, Inc.	7,200	390,384
	Sensient Technologies Corp.	14,100	252,672
*	Sequa Corp. Class A	200	16,982
*	Sequenom, Inc.	8,300	5,395

16

*	Serologicals Corp.	10,400	251,576
	Service Corp. International	1,922	15,280
* #	Sharper Image Corp.	3,200	37,760
*	Shaw Group, Inc.	16,670	555,945
*	Shiloh Industries, Inc.	4,500	73,350
*	Shoe Carnival, Inc.	4,300	96,621
*	SIFCO Industries, Inc.	400	1,692
*	Silicon Graphics, Inc.	9,743	3,956
*	Silicon Storage Technology, Inc.	30,800	139,216
	Simmons First National Corp. Class A	4,200	119,574
*	SimpleTech, Inc.	10,900	45,344
*	Sipex Corp.	3,500	10,500
*	Sitel Corp.	16,300	59,006
* #	Six Flags, Inc.	27,900	294,345
	Skyline Corp.	1,000	40,120
	Skywest, Inc.	14,100	408,477
*	Skyworks Solutions, Inc.	35,300	185,678
*	Smart & Final Food, Inc.	9,300	140,430
*	Smith & Wollensky Restaurant Group, Inc.	2,000	11,820
	Smith (A.O.) Corp.	5,200	240,760
	Smith (A.O.) Corp. Convertible Class A	300	13,890
*	Smithway Motor Xpress Corp. Class A	600	5,652
*	Somera Communications, Inc.	7,100	3,692
	Sonic Automotive, Inc.	8,987	238,066
*	Sonic Foundry, Inc.	1,700	2,074
*	Sonic Innovations, Inc.	4,828	20,857
*	SonicWALL, Inc.	19,400	130,174
	Sound Federal Bancorp, Inc.	2,400	48,912
*	Source Interlink Companies, Inc.	14,100	151,575
*	SOURCECORP, Inc.	4,400	112,640
	South Jersey Industries, Inc.	8,600	245,960
	Southern Community Financial Corp.	4,900	46,060
*	Southern Energy Homes, Inc.	1,600	9,600
*	SPACEHAB, Inc.	900	666
*	Spanish Broadcasting System, Inc.	9,000	50,490
	Spartan Stores, Inc.	200	2,358
	Spartech Corp.	9,600	232,320
	Sparton Corp.	606	5,218
*	Spectrum Control, Inc.	700	5,215
*	Spherion Corp.	15,600	155,688
*	Sport Chalet, Inc. Class A	1,050	8,526
*	Sport Chalet, Inc. Class B	150	1,200
*	Sport Supply Group, Inc.	300	1,350
*	SRI/Surgical Express, Inc.	400	2,448
	Stage Stores, Inc.	7,950	231,822
*	Standard Management Corp.	700	546
*	Standard Microsystems Corp.	4,600	149,592
	Standard Motor Products, Inc.	5,600	59,416
	Starrett (L.S.) Co. Class A	200	2,900
	Steel Dynamics, Inc.	10,300	473,800
	Steel Technologies, Inc.	3,200	88,288
*	Steinway Musical Instruments, Inc.	1,600	52,720
*	Stellent, Inc.	6,100	66,795
	Stepan Co.	2,300	61,433
	Stephan Co.	200	694

17

	Sterling Financial Corp.	6,800	196,792
	Stewart Enterprises, Inc.	26,000	131,820
	Stewart Information Services Corp.	4,800	225,360
*	Stillwater Mining Co.	16,500	214,665
*	Stone Energy Corp.	6,600	273,240
*	Stoneridge, Inc.	5,800	34,452
*	StorageNetworks, Inc. Escrow Shares	10,100	274
*	Strategic Diagnostics, Inc.	3,500	13,020
*	Strategic Distribution, Inc.	200	1,954
*	Stratos International, Inc.	4,061	27,331
*	Stratus Properties, Inc.	650	15,148
	Stride Rite Corp.	7,000	97,300
	Sturm Ruger & Co., Inc.	300	2,160
	Summa Industries, Inc.	200	1,550
*	SumTotal Systems, Inc.	1,793	7,710
*	Sun Bancorp, Inc.	5,035	104,728
*	SunCom Wireless Holdings, Inc.	17,300	29,410
*	Sunrise Senior Living, Inc.	9,500	336,870
*	Sunrise Telecom, Inc.	6,000	10,440
*	Sunterra Corp.	1,500	22,500
*	Suntron Corp.	325	845
#	Superior Industries International, Inc.	8,000	172,400
	Superior Uniform Group, Inc.	1,100	12,188
	Supreme Industries, Inc.	920	6,882
	SureWest Communications	4,100	103,648
	Susquehanna Bancshares, Inc.	14,000	337,540
*	Swift Energy Corp.	2,300	89,148
	SWS Group, Inc.	4,600	112,102
*	Sycamore Networks, Inc.	64,400	300,748
*	Sykes Enterprises, Inc.	4,000	53,280
	Syms Corp.	4,200	61,320
*	Synalloy Corp.	1,000	13,000
	Synergy Financial Group, Inc.	3,200	42,752
*	SYNNEX Corp.	8,300	153,301
*	Synovis Life Technologies, Inc.	3,588	33,871
* #	Syntax-Brillian Corp.	1,350	5,819
	Sypris Solutions, Inc.	5,500	57,035
*	Systemax, Inc.	10,400	72,280
*	T-3 Energy Services, Inc.	100	1,419
*	Tag-It Pacific, Inc.	3,300	1,650
*	TALK America Holdings, Inc.	9,092	77,555
	Tandy Brand Accessories, Inc.	2,000	21,620
*	Tarrant Apparel Group	3,400	3,944
	Tasty Baking Co.	2,500	17,900
*	TB Wood’s Corp.	700	8,400
*	TeamStaff, Inc.	2,200	3,674
	Technitrol, Inc.	5,700	124,716
*	TechTeam Global, Inc.	2,800	30,100
	Tecumseh Products Co. Class A	3,400	76,874
	Tecumseh Products Co. Class B	100	2,026
*	Telular Corp.	4,500	14,085
*	Terayon Communication Systems, Inc.	10,000	26,800
*	Terra Industries, Inc.	21,300	151,017
	Texas Industries, Inc.	3,000	181,980
	The Marcus Corp.	6,200	101,866

18

	The Pep Boys - Manny, Moe & Jack	16,300	255,910
	The Phoenix Companies, Inc.	24,100	345,835
*	The Rowe Companies	300	528
*	The Sports Authority, Inc.	7,400	270,766
*	The Sports Club Co., Inc.	1,900	1,786
*	Theragenics Corp.	9,600	32,448
*	TheStreet.com, Inc.	722	5,603
*	Third Wave Technologies, Inc.	87	269
*	Tier Technologies, Inc. Class B	6,000	45,600
	TierOne Corp.	3,200	105,600
*	TII Network Technologies, Inc.	1,200	2,844
	Timberland Bancorp, Inc.	200	5,340
*	Timco Aviation Services, Inc.	9	33
*	Time Warner Telecom, Inc.	213	2,690
*	Titan Pharmaceuticals, Inc.	5,600	19,376
	Todd Shipyards Corp.	600	15,960
*	Tollgrade Communications, Inc.	4,000	57,000
	Traffix, Inc.	3,500	18,200
*	Trailer Bridge, Inc.	1,000	9,300
*	Trans World Entertainment Corp.	8,600	51,600
*	Transmeta Corp.	600	990
*	TransMontaigne, Inc.	11,200	84,448
*	Transport Corporation of America, Inc.	1,100	11,022
*	Transtechnology Corp.	500	4,725
*	TRC Companies, Inc.	3,500	38,745
	Tredegar Industries, Inc.	11,619	191,714
*	Trenwick Group, Ltd.	1,225	2
*	Triad Guaranty, Inc.	4,200	190,638
	Trinity Industries, Inc.	9,100	482,300
*	Triple Crown Media, Inc.	1,193	7,993
*	Tripos, Inc.	200	630
*	Triquint Semiconductor, Inc.	42,000	199,080
*	Triumph Group, Inc.	3,800	159,030
*	Trump Entertainment Resorts, Inc.	2	37
*	TTM Technologies, Inc.	4,725	61,000
*	Tumbleweed Communications Corp.	400	1,128
*	Tut Systems, Inc.	130	390
*	Tweeter Home Entertainment Group, Inc.	4,300	34,572
	Twin Disc, Inc.	700	36,722
*	U.S. Concrete, Inc.	3,600	45,108
*	U.S. Xpress Enterprises, Inc. Class A	1,000	17,060
	UICI	5,700	209,133
*	Ulticom, Inc.	13,000	145,340
	UMB Financial Corp.	4,912	332,248
	Umpqua Holdings Corp.	13,400	360,862
*	Unico American Corp.	1,400	13,370
*	Unifi, Inc.	12,800	39,296
	Unifirst Corp.	2,000	67,020
*	United America Indemnity, Ltd.	2,753	62,631
*	United American Healthcare Corp.	700	1,932
	United Auto Group, Inc.	11,890	514,124
	United Community Financial Corp.	9,300	113,832
	United Fire & Casualty Co.	346	12,383
*	United Rentals, Inc.	14,300	466,180
*	United Retail Group, Inc.	500	8,275

19

*	Universal Compression Holdings, Inc.	8,214	359,363
	Universal Corp.	7,700	313,159
*	Universal Stainless & Alloy Products, Inc.	800	15,552
	Unizan Financial Corp.	2,527	68,987
*	Urologix, Inc.	200	750
*	URS Corp.	6,000	261,540
	USEC, Inc.	22,130	275,297
*	Vail Resorts, Inc.	1,931	63,800
* #	Verilink Corp.	500	395
*	Veritas DGC, Inc.	2,000	84,260
*	Verso Technologies, Inc.	18	31
*	Vesta Insurance Group, Inc.	9,000	8,100
	Viad Corp.	6,300	201,663
*	Vical, Inc.	4,900	23,079
*	Vicon Industries, Inc.	200	640
*	Vignette Corp.	8,850	142,485
*	Virco Manufacturing Corp.	547	3,036
	Visteon Corp.	31,400	146,324
*	Vitesse Semiconductor, Inc.	31,800	100,170
*	Vitria Technology, Inc.	4,700	12,831
*	Volt Information Sciences, Inc.	4,900	117,257
* #	Vyyo, Inc.	500	3,560
*	Warnaco Group, Inc.	14,000	324,940
	Washington Group International, Inc.	1,400	81,718
	Waste Industries USA, Inc.	4,100	63,550
*	WatchGuard Technologies, Inc.	9,000	36,540
*	Water Pik Technologies, Inc.	1,000	27,550
	Wausau-Mosinee Paper Corp.	14,329	186,277
*	WCI Communities, Inc.	10,100	254,924
*	Webco Industries, Inc.	100	7,425
*	webMethods, Inc.	2,803	20,854
	Weis Markets, Inc.	5,600	250,096
	Wellman, Inc.	9,200	57,776
* #	Wells-Gardner Electronics Corp.	879	2,083
	Wesbanco, Inc.	6,600	209,550
*	West Marine, Inc.	4,300	55,341
*	Westaff, Inc.	2,400	10,584
	Westbank Corp.	902	14,053
*	Western Metals Corp.	1,000	630
*	Western Power & Equipment Corp.	112	190
*	White Electronics Designs Corp.	6,900	41,745
*	Whitehall Jewelers, Inc.	3,500	5,635
*	Willis Lease Finance Corp.	800	7,608
	Willow Grove Bancorp, Inc.	4,100	69,618
*	Wilshire Enterprises, Inc.	515	4,305
*	Wilsons The Leather Experts, Inc.	4,000	13,400
* #	Winn-Dixie Stores, Inc.	15,500	5,658
*	Wireless Facilities, Inc.	21,500	96,750
	Wireless Telecom Group, Inc.	5,400	14,958
*	Wolverine Tube, Inc.	3,900	14,313
	Woodhead Industries, Inc.	3,500	50,750
	Worthington Industries, Inc.	8,700	170,520
*	Xanser Corp.	5,300	23,161
*	Xeta Corp.	1,200	2,364
*	Zapata Corp.	1,840	11,150

20

*	Zhone Technologies, Inc.	24,245	59,158
*	Zoll Medical Corp.	2,900	76,125
*	Zomax, Inc.	10,300	21,115
*	Zones, Inc.	500	3,370
*	Zoran Corp.	11,031	218,193
*	Zygo Corp.	3,900	67,041
TOTAL COMMON STOCKS			85,495,246

RIGHTS/WARRANTS — (0.0%)
*	Imperial Credit Industries, Inc. Warrants 01/31/08	62	0
*	Trump Entertainment Resorts, Inc. Warrants 05/23/06	189	661
TOTAL RIGHTS/WARRANTS			661

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (2.8%)
	Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $1,625,000 U.S. Treasury Note 4.375%, 12/31/07, valued at $1,626,106) to be repurchased at $1,590,599	$1,590	1,590,398

	Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collateralized by $505,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $502,069) to be repurchased at $487,511	487	487,450

	Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $396,000 FHLMC Notes 4.00%, 09/22/09, valued at $390,555) to be repurchased at $384,047	384	384,000
TOTAL TEMPORARY CASH INVESTMENTS			2,461,848

TOTAL INVESTMENTS — (100.0%)
(Cost $74,013,676)##			$87,957,755

21

VA LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (97.0%)
*	3Com Corp.	16,400	$76,260
	A.G. Edwards, Inc.	3,200	143,040
*	AGCO Corp.	5,200	101,660
*	Agere Systems, Inc. Class A	1,715	23,032
	Albertson’s, Inc.	20,900	531,696
	Alexander & Baldwin, Inc.	2,600	126,698
*	Allegheny Corp.	1,114	320,832
	Alliant Energy Corp.	5,000	165,500
*	Allied Waste Industries, Inc.	20,300	217,413
	Allstate Corp.	34,900	1,911,822
	AMBAC Financial Group, Inc.	6,500	488,475
	Amerada Hess Corp.	4,400	608,564
	American Financial Group, Inc.	6,800	281,520
	American Greetings Corp. Class A	3,000	62,940
	American National Insurance Co.	1,610	184,248
*	AmeriCredit Corp.	7,700	227,150
	AmerisourceBergen Corp.	11,000	505,890
	AmerUs Group Co.	2,600	156,650
	Anadarko Petroleum Corp.	12,700	1,259,332
*	Andrew Corp.	8,700	117,972
	Apache Corp.	5,354	358,290
*	Applied Micro Circuits Corp.	8,100	29,241
	Archer-Daniels-Midland Co.	44,532	1,412,555
*	Arrow Electronics, Inc.	6,300	219,177
	Ashland, Inc.	5,400	352,458
	AT&T, Inc.	112,941	3,116,042
*	AutoNation, Inc.	36,000	752,760
*	Avnet, Inc.	10,500	263,865
	AVX Corp.	8,100	134,136
	Bear Stearns Companies, Inc.	6,910	928,980
	Belo Corp. Class A	6,500	138,060
#	Blockbuster, Inc. Class A	2,000	7,740
	Borders Group, Inc.	800	19,304
	BorgWarner, Inc.	2,800	156,156
#	Bowater, Inc.	2,700	70,254
	Burlington Northern Santa Fe Corp.	24,600	1,934,544
	Capital One Financial Corp.	968	84,797
*	Cavco Industries, Inc.	350	16,117
	CBS Corp. Class A	1,000	24,470
	CBS Corp. Class B	44,450	1,087,247
	Cendant Corp.	14,900	247,638
	Chesapeake Energy Corp.	7,900	234,551
	Chubb Corp.	6,200	593,650
*	Ciena Corp.	8,700	34,974

1

*	Cincinnati Bell, Inc.	2,800	11,452
	Cincinnati Financial Corp.	13,983	620,286
	Circuit City Stores, Inc.	10,700	257,121
	CIT Group, Inc.	8,700	467,799
	Clear Channel Communications, Inc.	31,062	879,055
*	CNA Financial Corp.	18,700	578,204
	Coca-Cola Enterprises, Inc.	29,300	575,745
*	Comcast Corp. Class A	46,732	1,253,820
*	Comcast Corp. Special Class A Non-Voting	26,900	719,575
*	Computer Sciences Corp.	9,900	537,966
*	Compuware Corp.	13,200	108,372
	ConocoPhillips	11,600	707,136
*	Convergys Corp.	4,400	76,428
	Corn Products International, Inc.	4,000	107,840
*	Corning, Inc.	2,000	48,820
	Countrywide Financial Corp.	33,298	1,148,115
*	Crown Castle International Corp.	4,600	144,210
	CSX Corp.	16,900	935,922
	Cytec Industries, Inc.	1,600	85,344
#	Dana Corp.	8,700	15,312
	Del Monte Foods Co.	5,200	56,576
	Devon Energy Corp.	1,000	58,630
	Dillards, Inc. Class A	4,700	115,949
*	Discovery Holding Co. Class A	14,210	207,466
	Disney (Walt) Co.	19,900	557,001
	Electronic Data Systems Corp.	27,900	744,930
*	Emdeon Corp.	800	8,432
*	Expedia, Inc.	16,550	313,953
	Federated Department Stores, Inc.	13,016	924,657
	Fidelity National Financial, Inc.	6,700	252,992
	Fidelity National Title Group, Inc.	1,172	27,776
	First American Corp.	6,200	261,392
	Ford Motor Co.	93,800	747,586
*	Forest Oil Corp.	4,100	203,565
	GATX Corp.	3,800	150,860
#	General Motors Corp.	32,700	664,137
* #	Goodyear Tire & Rubber Co.	3,700	53,021
	Hanover Insurance Group, Inc.	3,201	155,088
	Harrah’s Entertainment, Inc.	3,405	244,888
	Hartford Financial Services Group, Inc.	15,900	1,309,842
	Hearst-Argyle Television, Inc.	4,200	100,254
	Hewlett-Packard Co.	14,400	472,464
	Horton (D.R.), Inc.	18,476	630,216
	Hughes Supply, Inc.	3,000	138,750
*	IAC/InterActiveCorp	16,550	483,922
	IKON Office Solutions, Inc.	2,900	38,135
	Independence Community Bank Corp.	5,100	208,998
*	Ingram Micro, Inc.	12,600	249,228
*	Integrated Device Technology, Inc.	1,800	26,730
	International Paper Co.	29,463	965,503
	Intersil Corp.	8,400	238,056
*	Invitrogen Corp.	2,000	141,860
	J. M. Smucker Co.	2,450	96,824
	Janus Capital Group, Inc.	15,300	335,529
*	JDS Uniphase Corp.	35,700	108,528

2

	JPMorgan Chase & Co.	24,400	1,003,816
*	Kansas City Southern	6,400	148,288
	Kennametal, Inc.	1,200	70,176
	Kerr-McGee Corp.	7,610	743,497
	KeyCorp	21,700	808,759
	Kraft Foods, Inc.	33,600	1,011,024
#	LaFarge North America, Inc.	5,900	488,933
	Laidlaw International, Inc.	7,000	193,200
	Lear Corp.	3,900	81,354
	Lehman Brothers Holdings, Inc.	1,200	175,140
*	Level 3 Communications, Inc.	6,800	23,120
*	Liberty Global, Inc. Class A	6,890	139,936
*	Liberty Global, Inc. Series C	6,890	133,666
*	Liberty Media Corp. Class A	151,496	1,248,327
	Lincoln National Corp.	11,300	641,501
*	Live Nation, Inc.	3,882	69,294
	Loews Corp.	14,700	1,356,222
	Louisiana-Pacific Corp.	8,000	227,440
*	LSI Logic Corp.	4,900	47,775
	Lubrizol Corp.	2,000	86,520
*	Lucent Technologies, Inc.	92,100	257,880
	Lyondell Chemical Co.	5,100	106,692
	Marathon Oil Corp.	19,040	1,344,224
	MBIA, Inc.	10,700	628,518
	MeadWestavco Corp.	13,741	382,275
*	Medco Health Solutions, Inc.	11,700	651,924
	MetLife, Inc.	59,900	3,002,188
	MGIC Investment Corp.	6,700	427,125
*	MGM Mirage	3,700	136,789
*	Micron Technology, Inc.	35,300	547,503
*	Millennium Pharmaceuticals, Inc.	21,000	220,080
	Nationwide Financial Services, Inc.	4,100	175,726
	New York Community Bancorp, Inc.	19,100	322,217
	Norfolk Southern Corp.	32,400	1,658,232
	North Fork Bancorporation, Inc.	34,900	891,346
	Northrop Grumman Corp.	25,423	1,629,614
#	Odyssey Re Holdings Corp.	1,900	44,612
	OfficeMax, Inc.	4,800	140,784
	Ohio Casualty Corp.	1,800	55,098
	Old Republic International Corp.	16,631	354,074
	Overseas Shipholding Group, Inc.	2,100	106,197
*	Owens-Illinois, Inc.	3,900	73,086
	PepsiAmericas, Inc.	4,700	112,424
	Phelps Dodge Corp.	4,624	638,112
*	PHH Corp.	340	9,721
	PMI Group, Inc.	6,600	285,780
	Pogo Producing Co.	5,000	249,300
	Principal Financial Group, Inc.	16,200	789,264
	Protective Life Corp.	5,500	268,125
	Prudential Financial, Inc.	21,800	1,679,472
	Pulte Homes, Inc.	9,300	357,213
	Questar Corp.	900	65,925
*	Qwest Communications International, Inc.	53,900	340,648
	Radian Group, Inc.	6,200	351,850
*	Radio One, Inc. Class A	1,000	8,450

3

	Raytheon Co.	21,200	920,080
	Reinsurance Group of America, Inc.	4,800	221,904
#	Reynolds American, Inc.	6,046	641,783
*	Rite Aid Corp.	8,500	31,365
	Rohm & Haas Co.	900	44,775
	Ryder System, Inc.	6,100	270,474
	Sabre Holdings Corp.	1,900	45,847
	SAFECO Corp.	7,800	401,778
	Saks, Inc.	10,000	189,000
*	Sanmina-SCI Corp.	27,400	105,764
*	Sears Holdings Corp.	3,588	432,175
	Service Corp. International	10,300	81,885
*	Smithfield Foods, Inc.	7,400	195,582
*	Smurfit-Stone Container Corp.	19,568	256,732
*	Solectron Corp.	65,800	237,538
	South Financial Group, Inc.	6,326	166,437
	Southwest Airlines Co.	34,400	576,888
	Sovereign Bancorp, Inc.	17,700	368,691
	Sprint Nextel Corp.	34,400	826,632
	StanCorp Financial Group, Inc.	3,800	205,580
	Steelcase, Inc. Class A	1,200	20,400
*	Sun Microsystems, Inc.	22,000	91,740
	Sunoco, Inc.	1,700	125,970
	Supervalu, Inc.	10,000	316,000
*	Tech Data Corp.	3,900	161,967
	Telephone & Data Systems, Inc.	3,000	112,200
	Telephone & Data Systems, Inc. Special Shares	3,000	107,700
*	Tellabs, Inc.	24,100	354,029
	Temple-Inland, Inc.	5,800	247,486
*	Tenet Healthcare Corp.	23,200	183,048
	The St. Paul Travelers Companies, Inc.	49,212	2,115,132
*	Thermo Electron Corp.	3,500	121,170
	Tidewater, Inc.	3,000	156,750
	Time Warner, Inc.	212,400	3,676,644
	Torchmark Corp.	1,800	98,406
	Transatlantic Holdings, Inc.	1,700	103,938
* #	Triad Hospitals, Inc.	4,700	202,382
	Tribune Co.	17,500	535,500
	Tyson Foods, Inc. Class A	18,081	244,636
	Union Pacific Corp.	21,700	1,921,535
*	Unisys Corp.	4,900	32,732
*	United States Cellular Corp.	3,700	203,315
	UnitedHealth Group, Inc.	3,300	192,159
	Unitrin, Inc.	4,700	227,245
*	Univision Communications, Inc. Class A	14,500	485,025
	UnumProvident Corp.	21,412	443,014
	Valero Energy Corp.	11,800	634,722
	Valhi, Inc.	6,500	116,025
*	VeriSign, Inc.	5,800	137,228
	Verizon Communications, Inc.	40,000	1,348,000
*	Viacom, Inc. Class A	1,000	39,990
*	Viacom, Inc. Class B	44,450	1,776,222
*	Vishay Intertechnology, Inc.	10,900	158,268
*	Vitesse Semiconductor, Inc.	2,100	6,615
*	Watson Pharmaceuticals, Inc.	6,700	200,866

4

Webster Financial Corp.	1,700	80,155
Weis Markets, Inc.	1,700	75,922
Wesco Financial Corp.	400	158,800
Weyerhaeuser Co.	19,900	1,358,971
Worthington Industries, Inc.	2,100	41,160
* Xerox Corp.	2,000	29,800
* YRC Worldwide, Inc.	500	23,920
TOTAL COMMON STOCKS		92,198,113

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (3.0%)
Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $1,710,000 U.S. Treasury Note 5.625%, 05/15/08, valued at $1,769,825) to be repurchased at $1,733,646	$1,733	1,733,427

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $608,000 FHLMC Notes 4.00%, 09/22/09, valued at $599,640) to be repurchased at $590,072	590	590,000

Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collateralized by $525,000 U.S. Treasury Note 5.625%, 05/15/08, valued at $543,367) to be repurchased at $531,354	531	531,287
TOTAL TEMPORARY CASH INVESTMENTS		2,854,714

TOTAL INVESTMENTS — (100.0%)
(Cost $78,288,818)##		$95,052,827

5

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value ††

UNITED KINGDOM — (18.1%)
COMMON STOCKS — (18.1%)
	Alliance & Leicester P.L.C.	5,000	$93,732
	Amvescap P.L.C.	18,100	170,978
	Anglo America P.L.C.	38,878	1,448,315
	Associated British Foods P.L.C.	21,971	337,048
	Associated British Ports Holdings P.L.C.	8,200	88,861
	Aviva P.L.C.	59,326	820,842
	AWG P.L.C.	1,017	19,739
	BAA P.L.C.	30,621	429,612
	Barclays P.L.C	293	3,432
	Barratt Developments P.L.C.	6,000	108,695
	BBA Group P.L.C.	7,833	36,779
*	British Airways P.L.C.	35,189	202,501
	British Land Co. P.L.C.	13,595	288,243
	Brixton P.L.C.	6,000	48,981
	Cable and Wireless P.L.C.	57,147	106,758
	Carnival P.L.C.	2,722	148,708
*	Castle Acquistions P.L.C.	1	76
*	Colt Telecom Group P.L.C.	60,600	65,564
*	Cookson Group P.L.C.	2,740	22,710
	Corus Group P.L.C.	69,902	88,287
	De Vere Group P.L.C.	803	9,610
	DS Smith P.L.C.	9,600	29,927
*	Easyjet P.L.C.	6,000	38,956
	Friends Provident P.L.C.	39,000	141,401
	GKN P.L.C.	17,346	103,341
	Great Portland Estates P.L.C.	4,386	35,626
	Greene King P.L.C.	3,858	49,621
	Hammerson P.L.C.	6,600	131,922
	Hanson P.L.C.	19,898	242,913
	HBOS P.L.C.	31,225	581,509
*	Henderson Group P.L.C.	12,500	17,910
	Hilton Group P.L.C.	42,319	273,173
	InterContinental Hotels Group P.L.C.	11,577	177,943
	International Power P.L.C.	50,042	250,738
*	Invensys P.L.C.	12,650	4,659
	ITV P.L.C.	47,450	90,245
	Johnson Matthey P.L.C.	3,193	80,036
	Kelda Group P.L.C.	3,261	45,540
	Kingfisher P.L.C.	19,238	76,947
	Land Securities Group P.L.C.	12,669	408,716
	Liberty International P.L.C.	5,856	113,831
*	Lonrho Africa P.L.C.	1,587	648

1

	Millennium and Copthorne Hotels P.L.C.	3,625	27,763
	Mitchells & Butlers P.L.C.	10,364	71,952
	Morrison (Wm.) Supermarkets P.L.C.	18,135	67,804
	Northern Rock P.L.C.	4,000	79,025
	Pearson P.L.C.	19,974	248,083
	Peninsular & Oriental Steam Navigation P.L.C.	10,807	97,804
	Pilkington P.L.C.	10,732	30,482
	Resolution P.L.C.	2,600	30,365
*	Rolls Royce Group P.L.C.	40,481	311,171
	Royal & Sun Alliance Insurance Group P.L.C.	74,122	169,011
	Royal Bank of Scotland Group P.L.C.	19,169	641,186
	Sainsbury (J.) P.L.C.	48,518	272,424
	Schroders P.L.C.	5,000	100,812
	Scottish & Newcastle P.L.C.	10,790	96,892
	Scottish Power P.L.C.	36,334	371,673
	Severn Trent P.L.C.	2,995	60,561
*	Shire P.L.C.	11,000	171,823
	Signet Group P.L.C.	25,363	45,860
	Slough Estates P.L.C.	11,282	120,468
	Smith (WH) P.L.C.	2,880	20,608
	Stanley Leisure P.L.C.	1,865	27,306
	Tate & Lyle P.L.C.	4,000	41,944
	Taylor Woodrow P.L.C.	14,195	103,459
*	The Berkeley Group Holdings P.L.C.	3,170	61,927
*	Thus Group P.L.C.	7,258	1,973
	Trinity Mirror P.L.C.	5,830	58,990
	Uniq P.L.C.	1,300	2,970
	United Utilities P.L.C.	4,670	55,918
	Vodafone Group P.L.C.	1,089,052	2,086,630
	Whitbread P.L.C.	7,714	143,228
	Wilson Bowden P.L.C.	4,000	104,622
	Wimpey (George) P.L.C.	6,957	67,451
	Wincanton P.L.C.	1,300	7,225
	Wolverhampton & Dudley Breweries P.L.C.	1,800	38,543
	Woolworths Group P.L.C.	35,855	21,218
	WPP Group P.L.C.	13,453	156,236
	Xstrata P.L.C.	1,004	29,311

TOTAL — UNITED KINGDOM			13,479,791

JAPAN — (16.6%)
COMMON STOCKS — (16.6%)
	Aichi Bank, Ltd.	200	22,355
	Aichi Steel Corp.	4,000	35,989
	Aioi Insurance Co., Ltd.	8,500	62,727
	Aisin Seiki Co., Ltd.	6,900	244,873
	Ajinomoto Co., Inc.	3,000	31,943
	Amada Co., Ltd.	8,000	75,504
	Aoyama Trading Co., Ltd.	1,100	33,884
	Asahi Breweries, Ltd.	8,000	108,131
*	Ashikaga Financial Group, Inc.	9,000	0
	Autobacs Seven Co., Ltd.	600	30,127
	Bank of Iwate, Ltd.	300	19,571

2

	Bank of Kyoto, Ltd.	5,000	58,337
	Bank of Nagoya, Ltd.	3,000	21,134
	Canon Sales Co., Inc.	2,000	42,767
	Chiba Bank, Ltd.	10,000	84,230
#	Chudenko Corp.	1,030	18,781
	Chugoku Bank, Ltd.	5,400	77,629
	Citizen Watch Co., Ltd.	3,000	26,801
	Coca-Cola West Japan Co., Ltd.	1,000	23,961
	Cosmo Oil Co., Ltd.	10,000	50,842
	Dai Nippon Ink & Chemicals, Inc.	12,000	48,667
	Dai Nippon Printing Co., Ltd.	13,000	229,767
	Daicel Chemical Industries, Ltd.	4,000	32,195
	Daihatsu Motor Co., Ltd.	6,000	59,690
	Daishi Bank, Ltd.	5,000	24,745
	Daiwa House Industry Co., Ltd.	7,000	112,033
	Ebara Corp.	7,000	43,525
	Ezaki Glico Co., Ltd.	2,200	20,596
	Fuji Electric Holdings Co., Ltd.	12,000	56,102
	Fuji Heavy Industries, Ltd.	6,000	32,512
	Fuji Photo Film Co., Ltd.	9,400	300,803
	Fujikura, Ltd.	6,000	66,631
	Fukuoka Bank, Ltd.	11,000	93,325
#	Fukuyama Transporting Co., Ltd.	4,000	16,796
	Gunma Bank, Ltd.	12,000	89,338
	Gunze, Ltd.	4,000	25,512
	Hachijuni Bank, Ltd.	9,000	69,453
	Heiwa Corp.	1,800	27,694
	Higo Bank, Ltd.	3,000	24,515
	Hiroshima Bank, Ltd.	11,000	66,465
	Hitachi Cable, Ltd.	5,000	28,226
	Hitachi Koki Co., Ltd.	2,000	31,591
	Hitachi Maxell, Ltd.	2,300	37,414
	Hitachi Software Engineering Co., Ltd.	1,100	20,428
	Hitachi Transport System, Ltd.	2,000	19,024
	Hitachi, Ltd.	68,000	473,698
	Hokkoku Bank, Ltd.	5,000	23,104
	House Foods Corp.	2,000	30,921
	Hyakugo Bank, Ltd.	4,000	26,864
	Hyakujishi Bank, Ltd.	3,000	19,276
	Iyo Bank, Ltd.	7,000	68,868
	JS Group Corp.	4,848	94,620
	Juroku Bank, Ltd.	5,000	35,376
	Kagoshima Bank, Ltd.	5,000	39,891
	Kamigumi Co., Ltd.	4,000	30,526
	Kandenko Co., Ltd.	3,000	21,605
	Katokichi Co., Ltd.	3,200	22,010
	Kinden Corp.	2,000	18,908
	Kirin Brewery Co., Ltd.	17,000	223,723
*	Kiyo Holdings, Inc.	5,000	13,693
	Kokuyo Co., Ltd.	2,000	29,801
	Komori Corp.	1,000	21,085
	Konica Minolta Holdings, Inc.	5,000	62,338
	Kuraray Co., Ltd.	8,000	96,168
	Kyocera Corp.	4,100	362,382

3

	Mabuchi Motor Co., Ltd.	400	20,506
	Maeda Corp.	2,000	12,394
	Makita Corp.	2,000	58,164
	Marubeni Corp.	22,000	109,113
	Marui Co., Ltd.	6,000	113,670
	Maruichi Steel Tube, Ltd.	2,000	50,776
	Matsushita Electric Industrial Co., Ltd.	42,818	900,438
	Matsushita Electric Works, Ltd.	7,000	81,546
	Meiji Seika Kaisha, Ltd. Tokyo	6,000	30,725
	Millea Holdings, Inc.	21	427,350
	Mitsubishi Gas Chemical Co., Inc.	5,000	59,051
	Mitsubishi Heavy Industries, Ltd.	75,000	352,257
* #	Mitsubishi Motors Corp.	14,000	28,950
	Mitsui Chemicals, Inc.	14,000	112,131
	Mitsui Sumitoma Insurance Co., Ltd.	22,500	296,741
#	Mizuho Trust & Banking Co., Ltd.	40,000	122,001
	Nagase & Co., Ltd.	2,000	25,555
	Nanto Bank, Ltd.	3,000	17,609
	NEC Corp.	4,000	24,551
	NGK Spark Plug Co., Ltd.	3,000	68,012
	Nichicon Corp.	1,900	23,895
#	Nihon Unisys, Ltd.	2,600	36,293
	Nikko Cordial Corp.	3,500	55,098
	Nippon Kayaku Co., Ltd.	4,000	33,280
#	Nippon Light Metal Co., Ltd.	8,000	22,392
	Nippon Meat Packers, Inc., Osaka	5,000	49,608
	Nippon Mitsubishi Oil Corp.	36,100	273,734
	Nippon Paper Group, Inc.	20	92,427
	Nippon Sheet Glass Co., Ltd.	7,000	29,490
#	Nishimatsu Construction Co., Ltd.	4,000	16,969
	Nisshin Seifun Group, Inc.	3,300	33,495
	Nisshin Steel Co., Ltd.	23,000	76,738
	Nisshinbo Industries, Inc.	3,000	31,543
	Nitto Boseki Co., Ltd.	7,000	18,768
	NSK, Ltd.	9,000	68,979
	Obayashi Corp.	9,000	67,239
	Ogaki Kyoritsu Bank, Ltd.	4,000	21,551
	Oji Paper Co., Ltd.	4,000	27,648
	Okumura Corp.	4,000	21,602
	Ono Pharmaceutical Co., Ltd.	600	26,991
	Onward Kashiyama Co., Ltd.	2,000	33,887
	Oriental Land Co., Ltd.	500	29,481
	PanaHome Corp.	4,000	31,076
	Pioneer Electronic Corp.	2,900	45,333
	Q.P. Corp.	2,300	22,009
*	Resona Holdings, Inc.	70	246,835
	Ricoh Co., Ltd., Tokyo	10,000	185,154
	Rinnai Corp.	900	26,307
#	Sankyo-Tateyama Holdings, Inc.	3,000	6,745
#	Sanwa Shutter Corp.	3,000	19,963
* #	Sanyo Electric Co., Ltd.	21,000	50,871
	Sapporo Hokuyo Holdings, Inc.	6	64,733
#	Seiko Epson Corp.	2,300	54,986
	Seino Holdings Co., Ltd.	2,000	19,524

4

	Sekisui Chemical Co., Ltd.	11,000	88,779
	Sekisui House, Ltd.	13,000	197,678
	SFCG Co., Ltd.	180	37,694
	Shiga Bank, Ltd.	4,000	28,267
	Shimachu Co., Ltd.	1,200	35,309
	Shinko Securities Co., Ltd.	11,000	56,548
	Shizuoka Bank, Ltd.	9,000	88,235
* #	Sojitz Corp.	770	4,225
	Sompo Japan Insurance, Inc.	12,000	174,283
	Sony Corp.	9,800	458,854
	Sumitomo Corp.	9,000	121,586
	Sumitomo Electric Industries, Ltd.	17,000	255,459
	Sumitomo Forestry Co., Ltd.	3,000	30,470
	Sumitomo Mitsui Financial Group, Inc.	1	8,737
	Sumitomo Osaka Cement Co., Ltd.	10,000	31,238
	Sumitomo Trust & Banking Co., Ltd.	13,000	131,801
	Suzuki Motor Corp.	2,300	45,672
	Taiheiyo Cement Corp.	11,600	49,914
	Taisho Pharmaceutical Co., Ltd.	3,000	63,503
	Taiyo Yuden Co., Ltd.	2,000	30,458
	Tanabe Seiyaku Co., Ltd.	4,000	44,169
	TDK Corp.	1,100	76,199
	The 77 Bank, Ltd.	9,000	67,814
	The Joyo Bank, Ltd.	20,000	128,263
	The San-in Godo Bank, Ltd.	3,000	29,852
	Toda Corp.	4,000	20,432
	Tokyo Broadcasting System, Inc.	3,000	89,407
	Tokyo Steel Manufacturing Co., Ltd.	1,500	28,823
	Tokyo Style Co., Ltd.	1,000	11,451
	Tokyo Tatemono Co., Ltd.	4,000	38,689
	Toppan Printing Co., Ltd.	16,000	204,398
	Toto, Ltd.	3,000	25,444
	Toyo Seikan Kaisha, Ltd.	5,100	87,944
	Toyota Auto Body Co., Ltd.	2,000	38,882
	TV Asahi Corp.	9	23,382
	UFJ NICOS Co., Ltd.	6,000	57,589
	UNY Co., Ltd.	2,000	30,424
	Victor Co. of Japan, Ltd.	2,000	10,810
	Wacoal Corp.	2,000	27,574
	Yamaguchi Bank, Ltd.	2,000	28,522
	Yamaha Corp.	2,000	34,366
	Yamanashi Chuo Bank, Ltd.	3,000	22,931
	Yamato Kogyo Co., Ltd.	2,000	41,511
#	Yamazaki Baking Co., Ltd.	5,000	40,414
	Yodogawa Steel Works, Ltd.	4,000	24,424
	Yokohama Rubber Co., Ltd.	8,000	42,564

TOTAL — JAPAN			12,352,662

FRANCE — (11.0%)
COMMON STOCKS — (11.0%)
	Air France-KLM	4,757	110,070
*	Alstom SA	362	30,940

5

	Arcelor SA	2,700	98,661
	Assurances Generales de France (AGF)	3,880	403,048
	AXA SA	36,997	1,308,144
	BNP Paribas SA	17,653	1,633,722
*	Cap Gemini SA	1,927	95,007
	Casino Guichard Perrachon SA	450	28,050
	CNP Assurances	750	71,818
	Compagnie de Saint-Gobain	5,496	366,658
	Compagnie Francaise d'Etudes et de Construction Technip SA	852	51,197
	Credit Agricole SA	4,351	158,923
*	European Aeronautic Defence & Space Co.	4,600	168,634
	Generale des Establissements Michelin SA Series B	2,607	159,032
	Havas SA	4,286	20,220
	Imerys SA	800	68,332
	LaFarge SA	2,114	221,155
	LaFarge SA Prime Fidelity	1,786	187,678
	Lagardere S.C.A. SA	550	42,518
	Peugeot SA	4,558	265,718
	PPR SA	2,116	243,770
	Rallye SA	400	13,843
	Remy Cointreau SA	600	29,821
	Renault SA	5,526	531,007
	Schneider SA	3,378	345,172
	SCOR SA	9,877	23,735
	Societe BIC SA	700	42,699
	Societe des Ciments de Francais SA	500	74,109
	Societe Generale Paris	2,000	283,226
	Sodexho Alliance SA	1,144	48,674
	Suez (ex Suez Lyonnaise des Eaux)	8,700	319,531
	Thomson Multimedia	4,117	70,726
	Unibail SA	600	98,340
	Valeo SA	1,542	61,716
	Vivendi Universal SA	16,150	488,529

TOTAL — FRANCE			8,164,423

GERMANY — (8.2%)
COMMON STOCKS — (8.2%)
*	Aareal Bank AG	500	22,140
	Allianz AG	937	151,330
	AMB Generali Holding AG	434	50,501
	BASF AG	9,300	703,587
	Bayer AG	5,842	235,635
	Bayerische Motoren Werke (BMW) AG	6,937	333,492
	Bilfinger & Berger Bau AG	600	34,503
	Commerzbank AG	10,095	368,853
#	DaimlerChrysler AG	17,468	970,649
	Deutsche Bank AG	7,652	846,550
	Deutsche Lufthansa AG	4,920	81,064
	E.ON AG	3,101	343,925
*	GEA Group AG	1,884	30,830
	Hannover Rueckversicherung AG	596	22,625
	Heidelberger Druckmaschinen AG	690	29,625

6

	Hochtief AG	1,200	64,401
	Hypo Real Estate Holding AG	1,025	67,277
*	Infineon Technologies AG	10,406	96,138
*	Lanxess AG	584	20,141
	Linde AG	1,333	105,460
	MAN AG	1,000	63,100
	Munchener Rueckversicherungs-Gesellschaft AG	3,699	502,155
#	ThyssenKrupp AG	6,606	167,333
	TUI AG	1,960	38,710
*	Unicredito Italiano SpA	56,376	405,517
#	Volkswagen AG	5,047	353,448

TOTAL — GERMANY			6,108,989

SWITZERLAND — (6.6%)
COMMON STOCKS — (6.6%)
	Baloise-Holding AG	4,700	297,756
	Banque Cantonale Vaudoise	110	35,216
	Ciba Spezialitaetenchemie Holding AG	2,500	154,572
*	Clariant AG	6,900	105,434
*	Converium Holding AG	1,400	15,424
	Credit Suisse Group	20,865	1,155,612
	Ems-Chemie Holding AG	350	35,164
*	Fischer (Georg) AG	120	48,572
	Givaudan SA	252	180,405
	Helvetia Patria Holding	580	130,497
	Holcim, Ltd.	3,542	278,948
	Pargesa Holding SA	2,500	237,296
*	PSP Swiss Property AG	1,200	56,724
	Rieters Holdings AG	130	50,444
	Sig Holding AG	600	133,054
	St. Galler Kantonalbank	260	90,934
	Sulzer AG	170	106,196
	Swatch Group AG	485	78,687
	Swiss Life AG	1,200	222,467
	Swiss Reinsurance Co., Zurich	4,500	320,559
	Syngenta AG	2,300	325,768
*	Unaxis Holding AG	500	104,808
	Valiant Holding AG	600	59,568
	Valora Holding AG	360	73,154
	Zurich Financial SVCS AG	2,512	593,193
TOTAL COMMON STOCKS			4,890,452

RIGHTS/WARRANTS — (0.0%)
*	Syngenta AG Put Option 05/23/06	2,300	2,840

TOTAL — SWITZERLAND			4,893,292

7

NETHERLANDS — (5.4%)
COMMON STOCKS — (5.4%)
ABN AMRO Holding NV	1,851	53,939
Aegon NV	38,297	631,531
Buhrmann NV	2,295	38,452
* Hagemeyer NV	10,343	41,626
Hunter Douglas NV	723	43,572
ING Groep NV	37,531	1,410,631
* Koninklijke Ahold NV	26,332	214,920
Koninklijke DSM NV	3,526	146,642
Koninklijke KPN NV	17,293	179,027
Koninklijke Philips Electronics NV	30,469	991,559
Nutreco Holding NV	713	41,895
Oce NV	1,832	31,694
Vedior NV	2,800	52,861
VNU NV	5,488	177,821

TOTAL — NETHERLANDS		4,056,170

SPAIN — (5.3%)
COMMON STOCKS — (5.3%)
Acciona SA	679	94,655
Acerinox SA	10,000	153,240
Arcelor SA	2,132	78,364
Banco de Sabadell SA	4,449	134,193
Banco Pastor SA	1,200	67,572
Banco Santander Central Hispanoamerica SA	108,190	1,580,602
Cementos Portland SA	334	31,443
Corporacion Mapfre Compania Internacional de Reaseguros SA	4,300	82,861
Ebro Puleva SA	1,846	33,618
Endesa SA	25,296	847,038
Gas Natural SDG SA	2,593	78,875
Iberia Lineas Aereas de Espana SA	10,900	31,052
Inmobiliaria Urbis SA	2,296	49,135
Repsol SA	21,824	610,011
Sociedad General de Aguas de Barcelona SA Class A	1,785	49,374
Sol Melia SA	3,325	49,434

TOTAL — SPAIN		3,971,467

AUSTRALIA — (4.0%)
COMMON STOCKS — (4.0%)
Amcor, Ltd.	15,788	86,688
AMP, Ltd.	32,619	207,194
Ansell, Ltd.	2,901	23,574
AXA Asia Pacific Holdings, Ltd.	48,716	210,367
Bluescope Steel, Ltd.	15,800	76,781
Boral, Ltd.	15,003	97,375
Caltex Australia, Ltd.	5,940	75,609
Commonwealth Bank of Australia	17,435	578,777
CSR, Ltd.	16,261	45,771
Downer EDI, Ltd.	7,483	43,467
Insurance Australiz Group, Ltd.	22,025	87,721
John Fairfax Holdings, Ltd.	6,643	19,411
Lend Lease Corp., Ltd.	11,033	108,782

8

Lion Nathan, Ltd.	13,356	79,061
* Mayne Pharma, Ltd.	20,256	41,661
Mirvac, Ltd.	15,320	47,784
National Australia Bank, Ltd.	15,012	407,454
Origin Energy, Ltd.	6,165	31,474
Paperlinx, Ltd.	7,150	17,995
Publishing and Broadcasting, Ltd.	9,155	115,339
Qantas Airways, Ltd.	56,678	171,764
Rio Tinto, Ltd.	4,152	217,525
Santos, Ltd.	12,053	101,307
Seven Network, Ltd.	4,748	28,886
* Symbion Health, Ltd.	20,256	50,075

TOTAL — AUSTRALIA		2,971,842

HONG KONG — (2.9%)
COMMON STOCKS — (2.9%)
Cheung Kong Holdings, Ltd.	33,000	345,911
China Unicom, Ltd.	74,000	63,628
Great Eagle Holdings, Ltd.	8,040	25,901
Hang Lung Group, Ltd.	41,000	90,293
Henderson Land Development Co., Ltd.	13,000	69,228
Hong Kong and Shanghai Hotels, Ltd.	18,633	22,085
Hopewell Holdings, Ltd.	14,000	39,017
Hutchison Whampoa, Ltd.	46,000	435,770
Hysan Development Co., Ltd.	19,838	48,172
I-Cable Communications, Ltd.	5,245	1,285
Kerry Properties, Ltd.	15,283	48,671
MTR Corp., Ltd.	24,719	55,913
New World Development Co., Ltd.	132,046	209,864
Shangri-La Asia, Ltd.	53,287	85,193
# Sino Land Co., Ltd.	49,409	73,676
Sun Hung Kai Properties, Ltd.	21,000	217,840
Tsim Sha Tsui Properties, Ltd.	12,087	26,748
Wharf Holdings, Ltd.	52,457	193,260
Wheelock and Co., Ltd.	69,000	123,157

TOTAL — HONG KONG		2,175,612

ITALY — (2.7%)
COMMON STOCKS — (2.7%)
Banca Antoniana Popolare Veneta SpA	1,441	45,408
Banca Intesa SpA	31,021	183,283
# Banca Monte Dei Paschi di Siena SpA	46,521	240,623
* Banca Nazionale del Lavoro SpA	58,953	204,811
Banca Popolare di Milano Scarl	7,333	92,688
Banca Popolare Italiana	7,110	77,905
Benetton Group SpA	2,904	37,002
Buzzi Unicem SpA	1,452	30,042
Caltagirone Editore SpA	2,375	20,732
Capitalia SpA	43,125	325,727
CIR SpA (Cie Industriale Riunite), Torino	15,000	44,941

9

Compagnia Assicuratrice Unipol SpA	28,275	89,058
* Fiat SpA	14,800	160,214
Fondiaria - Sai SpA	2,059	82,470
Immsi SpA	3,500	10,799
Italcementi SpA	5,200	106,448
Milano Assicurazioni SpA	6,000	45,878
Pirelli & Co. SpA	53,332	50,377
San Paolo-IMI SpA	7,244	127,834
Sirti SpA	867	2,343
* SNIA SpA	3,536	340
* Sorin SpA	5,304	10,184

TOTAL — ITALY		1,989,107

FINLAND — (2.5%)
COMMON STOCKS — (2.5%)
Fortum Oyj	42,280	1,022,880
Huhtamaki Oyj	5,200	96,355
Kemira GrowHow Oyj	807	5,846
Kemira Oyj	3,800	65,765
Kesko Oyj	4,800	150,850
Metso Oyj	2,997	110,436
M-Real Oyj Series B	6,800	34,114
Outokumpu Oyj Series A	5,000	90,726
Stora Enso Oyj Series R	6,600	94,047
UPM-Kymmene Oyj	6,700	142,146
Wartsila Corp. Oyj Series B	2,100	76,526

TOTAL — FINLAND		1,889,691

SWEDEN — (2.5%)
COMMON STOCKS — (2.5%)
Billerud AB	3,432	49,011
Electrolux AB Series B	3,100	85,738
Fabege AB	1,000	19,849
Gambro AB Series A	2,500	25,482
Holmen AB Series B	2,300	89,225
Nordea Bank AB	42,000	474,751
Skandinaviska Enskilda Banken Series A	4,700	103,877
SKF AB Series B	7,600	110,358
SSAB Swedish Steel Series A	1,200	53,917
SSAB Swedish Steel Series B	1,000	42,220
Svenska Cellulosa AB Series B	2,900	121,611
Tele2 AB Series B	6,400	69,075
TeliaSonera AB	53,500	284,912
Trelleborg AB Series B	1,400	29,157
Volvo AB Series A	2,400	101,662
Volvo AB Series B	5,100	222,503

TOTAL — SWEDEN		1,883,348

10

BELGIUM — (1.9%)
COMMON STOCKS — (1.9%)
Bekaert SA	1,000	102,714
Cofinimmo SA	220	34,875
Cumerio	630	16,093
* Cumerio VVPR	30	4
Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean	3,186	212,541
Dexia SA	3,231	80,245
Fortis AG	11,183	398,350
Groupe Bruxelles Lambert SA	1,600	175,629
InBev NV	4,016	185,653
KBC Bancassurance Holding SA	461	48,127
Suez (ex Suez Lyonnaise des Eaux)	2,500	91,655
Umicore	630	89,489
TOTAL COMMON STOCKS		1,435,375

RIGHTS/WARRANTS — (0.0%)
* Umicore-Strip VVPR	30	4

TOTAL — BELGIUM		1,435,379

NORWAY — (1.6%)
COMMON STOCKS — (1.6%)
Aker Yards ASA	610	36,056
DNB Nor ASA Series A	12,000	145,598
Norsk Hydro ASA	4,260	498,987
Norske Skogindustrier ASA Series A	10,514	157,320
Orkla ASA Series A	2,350	102,431
Storebrand ASA	24,800	273,765

TOTAL — NORWAY		1,214,157

IRELAND — (1.4%)
COMMON STOCKS — (1.4%)
Allied Irish Banks P.L.C.	7,144	170,539
Bank of Ireland P.L.C.	7,118	126,721
CRH P.L.C.	13,099	428,967
* Elan Corp. P.L.C.	12,964	167,472
Irish Life & Permanent P.L.C.	7,449	164,132

TOTAL — IRELAND		1,057,831

CANADA — (1.3%)
COMMON STOCKS — (1.3%)
Alcan, Inc.	4,044	176,143
BCE, Inc.	6,300	153,003
* Bombardier, Inc. Class B	21,100	53,843
Canadian Pacific Railway, Ltd.	900	46,091
* CGI Group, Inc.	2,500	18,787
Magna International, Inc. Class A	700	52,202

11

MDS, Inc.	1,600	32,381
Nova Chemicals Corp.	900	29,413
Sun Life Financial, Inc.	8,103	354,722
Transalta Corp.	1,200	25,532

TOTAL — CANADA		942,117

DENMARK — (1.2%)
COMMON STOCKS — (1.2%)
A P Moller - Maersk A.S.	14	128,317
Carlsberg A.S. Series B	800	50,087
Codan A.S.	450	29,607
Danisco A.S.	870	63,814
Danske Bank A.S.	9,200	328,045
* Jyske Bank A.S.	3,000	157,680
Nordea Bank AB	14,330	162,031

TOTAL — DENMARK		919,581

SINGAPORE — (0.6%)
COMMON STOCKS — (0.6%)
* Chartered Semiconductor Manufacturing, Ltd.	25,000	20,526
DBS Group Holdings, Ltd.	4,000	40,232
Fraser & Neave, Ltd.	8,100	94,948
Neptune Orient Lines, Ltd.	23,000	35,484
Singapore Airlines, Ltd.	16,000	145,217
Singapore Land, Ltd.	9,000	33,598
* STATS ChipPAC, Ltd.	31,000	21,625
United Industrial Corp., Ltd.	43,000	32,077
United Overseas Bank, Ltd.	4,000	36,816
United Overseas Land, Ltd.	12,400	20,381

TOTAL — SINGAPORE		480,904

PORTUGAL — (0.5%)
COMMON STOCKS — (0.5%)
Banco BPI SA	16,311	88,100
Banco Comercial Portugues SA	56,204	166,875
Banco Espirito Santo SA	4,800	79,096
Portugal Telecom SA	4,794	55,319

TOTAL — PORTUGAL		389,390

GREECE — (0.5%)
COMMON STOCKS — (0.5%)
Coca-Cola Hellenic Bottling Co. S.A.	810	24,143
EFG Eurobank Ergasias S.A.	2,500	99,264
* Emporiki Bank of Greece S.A.	1,920	67,900
Hellenic Petroleum S.A.	4,900	68,201
* Hellenic Telecommunication Organization Co. S.A.	4,540	96,589

TOTAL — GREECE		356,097

12

AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
Voestalpine AG	726	84,615
Wienerberger AG	1,109	51,418

TOTAL — AUSTRIA		136,033

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Air New Zealand, Ltd.	19,834	16,917
Fletcher Building, Ltd.	8,652	45,081

TOTAL — NEW ZEALAND		61,998

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (4.9%)
Repurchase Agreement, Deutsche Bank Securities 4.52%, 03/01/06 (Collateralized by $4,221,229 U.S. STRIPS, maturities ranging from 11/15/10 to 08/15/11, valued at $3,411,032) to be repurchased at $3,344,569	$3,344	3,344,149

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $281,000 FHLMC Notes 4.00%, 09/22/09, valued at $277,136) to be repurchased at $273,033	273	273,000
TOTAL TEMPORARY CASH INVESTMENTS		3,617,149

TOTAL INVESTMENTS - (100.0%)
(Cost $52,315,848)##		$74,547,030

13

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value ††

JAPAN — (28.6%)
COMMON STOCKS — (28.6%)
	Achilles Corp.	6,000	$12,504
	Aderans Co., Ltd.	2,400	66,353
#	Advan Co., Ltd.	2,000	38,008
#	Aeon Fantasy Co., Ltd.	960	32,957
	Aica Kogyo Co., Ltd.	3,000	40,701
	Aichi Bank, Ltd.	300	33,532
	Aichi Tokei Denki Co., Ltd.	3,000	11,350
	Airport Facilities Co., Ltd.	4,000	26,297
*	Akai Electric Co., Ltd.	9,000	0
	Akebono Brake Industry Co., Ltd.	4,000	41,054
	Akita Bank, Ltd.	7,000	36,833
#	Alpha Systems, Inc.	1,000	25,554
	Alpine Electronics, Inc.	2,900	40,037
	Amano Corp.	3,000	54,025
#	Anritsu Corp.	5,000	28,679
	Aoki International Co., Ltd.	1,600	31,630
	Aomori Bank, Ltd.	6,000	23,286
*	Arai-Gumi, Ltd.	600	1,207
	Ariake Japan Co., Ltd.	900	25,209
#	Arisawa Manufacturing Co., Ltd.	1,000	20,135
	Asahi Diamond Industrial Co., Ltd.	5,000	46,497
	Asahi Kogyosha Co., Ltd.	3,000	14,953
	Asahi Organic Chemicals Industry Co., Ltd.	3,000	12,440
	Ashimori Industry Co., Ltd.	3,000	8,392
	Atsugi Co., Ltd.	15,000	27,585
* #	Azel Corp., Tokyo	2,000	4,999
	Bando Chemical Industries, Ltd.	5,000	22,581
	Bank of Saga, Ltd.	6,000	23,840
#	Bank of the Ryukyus, Ltd.	900	27,479
	Belluna Co., Ltd.	700	31,267
	Best Denki Co., Ltd.	5,000	23,155
* #	Bookoff Corp.	1,000	19,622
	BSL Corp.	9,900	17,898
	CAC Corp.	1,700	16,764
#	Calpis Co., Ltd.	3,000	24,434
	Canon Electronics, Inc.	1,000	34,873
	Canon Finetech, Inc.	2,000	37,406
#	Capcom Co., Ltd.	2,000	23,218
*	Cecile Co., Ltd.	2,400	14,594
#	Central Finance Co., Ltd.	4,000	34,428
	Century Leasing System, Inc.	1,600	24,252
* #	Chiba Kogyo Bank, Ltd.	800	14,648

1

	Chiyoda Co., Ltd.	1,700	44,586
*	Chori Co., Ltd.	5,000	12,903
*	Chugai Mining Co., Ltd.	5,000	5,694
#	Chugai Ro Co., Ltd.	7,000	33,986
#	Chugoku Marine Paints, Ltd.	4,000	23,770
	Chukyo Bank, Ltd.	7,000	24,732
	Chuo Spring Co., Ltd., Nagoya	5,000	29,508
#	CKD Corp.	2,000	30,126
* #	Clarion Co., Ltd.	10,000	19,028
#	Cleanup Corp.	2,000	21,813
	Coca-Cola Central Japan Co., Ltd.	3	25,738
	Colowide Co., Ltd.	3,000	30,466
* #	Columbia Music Entertainment, Inc.	3,000	4,179
#	Copal Co., Ltd.	1,800	22,443
	Cosel Co., Ltd.	800	31,558
#	Cosmo Securities Co., Ltd.	23,000	58,129
	Daibiru Corp.	4,000	42,970
	Dai-Dan Co., Ltd.	3,000	21,887
	Daihen Corp.	11,000	53,164
	Dai-Ichi Jitsugyo Co., Ltd.	4,000	21,649
#	Daiken Corp.	9,000	35,045
#	Daiki Co., Ltd.	1,900	23,846
#	Daikoku Denki Co., Ltd.	900	27,188
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	20,595
	Daisan Bank, Ltd.	7,000	23,039
	Daisyo Corp.	1,600	24,218
	Daiwa Industries, Ltd.	3,000	23,446
	Daiwa Kosho Lease Co., Ltd.	8,000	48,811
* #	Daiwa Seiko, Inc.	10,000	22,351
#	Daiwabo Co., Ltd.	8,000	32,159
#	Denki Kogyo Co., Ltd.	3,000	33,694
#	Densei-Lambda KK	1,000	18,513
	Denyo Co., Ltd.	2,000	28,390
	Descente, Ltd.	5,000	29,296
#	Dodwell B.M.S., Ltd.	3,200	23,063
	Doutor Coffee Co., Ltd.	1,200	24,201
#	Ehime Bank, Ltd.	6,000	20,663
#	Eighteenth Bank, Ltd.	6,000	36,973
#	Eneserve Corp.	600	10,362
#	Enplas Corp.	700	17,977
* #	Epson Toyocom Corp.	4,000	35,603
	Exedy Corp.	4,000	117,793
	Fancl Corp.	900	62,250
* #	FDK Corp.	7,000	12,804
	Foster Electric Co., Ltd.	2,000	30,721
#	France Bed Holdings Co., Ltd.	13,000	30,730
* #	Fudo Construction Co., Ltd.	24,000	37,196
#	Fuji Co., Ltd.	1,500	23,279
*	Fuji Kosan Co., Ltd.	6,000	9,338
	Fuji Kyuko Co., Ltd.	5,000	26,603
	Fuji Oil Co., Ltd.	2,000	18,861
*	Fuji Spinning Co., Ltd., Tokyo	4,000	9,637
	Fujicco Co., Ltd.	2,000	29,179
* #	Fujita Corp.	2,100	17,880

2

*	Fujita Kanko, Inc.	12,000	94,174
#	Fujitsu Business Systems, Ltd.	2,000	35,801
	Fujitsu Fronttec, Ltd.	2,000	20,765
#	Fujiya Co., Ltd.	10,000	22,655
	Fukuda Corp.	3,000	15,803
	Fukushima Bank, Ltd.	14,000	27,266
*	Furukawa Battery Co., Ltd.	3,000	7,155
*	Furukawa Co., Ltd.	18,000	43,436
	Fuso Pharmaceutical Industries, Ltd.	5,000	16,053
	Gakken Co., Ltd.	3,000	7,046
	Godo Steel, Ltd.	6,000	40,226
* #	GS Yuasa Corp.	24,000	60,134
	Hanwa Co., Ltd.	10,000	43,753
	Happinet Corp.	900	24,271
	Harashin Co., Ltd.	1,200	16,371
	Heiwado Co., Ltd.	4,000	79,428
	Hitachi Information Systems, Ltd.	1,100	26,135
	Hitachi Kokusai Electric, Inc.	4,320	52,450
	Hitachi Medical Corp.	2,000	24,673
	Hitachi Plant Engineering & Construction Co., Ltd.	6,000	43,048
	Hitachi Transport System, Ltd.	3,000	28,536
*	Hitachi Zosen Corp.	34,500	64,325
	Hogy Medical Co., Ltd.	1,100	55,317
	Hokkaido Coca-Cola Bottling Co., Ltd.	3,000	19,550
#	Hokkaido Gas Co., Ltd.	4,000	11,422
	Hokuetsu Paper Mills, Ltd.	7,000	43,117
#	Hokuriku Electric Industry Co., Ltd.	4,000	10,941
	Hokuto Corp.	1,000	15,769
	Homac Corp.	3,000	51,682
	Horiba, Ltd.	2,000	58,004
	Hosiden Corp.	2,400	27,742
*	Howa Machinery, Ltd.	5,000	10,379
#	Ichikoh Industries, Ltd.	4,000	12,367
	Ichiyoshi Securities Co., Ltd.	2,000	39,333
	Iino Kaiun Kaisha, Ltd.	9,000	85,079
*	Impress Corp.	31	14,778
	Inaba Denki Sangyo Co., Ltd.	1,000	38,677
	Inaba Seisa Kusho Co., Ltd.	1,200	21,760
	Inabata and Co., Ltd.	4,000	34,640
#	Inageya Co., Ltd.	2,000	15,607
#	Ines Corp.	3,600	28,026
* #	Invoice, Inc.	311	16,145
#	Iseki & Co., Ltd.	14,000	62,158
	Ishihara Sangyo Kaisha, Ltd.	24,000	47,455
	Itochu Enex Co., Ltd.	4,000	29,846
#	Itochu Shokuh Co., Ltd.	900	34,077
#	Itoham Foods, Inc.	5,000	19,525
#	Itoki Crebio Corp.	3,000	30,899
#	Iwasaki Electric Co., Ltd.	4,000	12,710
#	Iwatani International Corp.	11,000	36,816
#	Iwatsu Electric Co., Ltd.	3,000	6,807
	Izumiya Co., Ltd.	7,000	57,716
* #	J Bridge Corp.	1,000	8,152
	Japan Aviation Electronics Industry, Ltd.	2,000	29,121

3

#	Japan Cash Machine Co., Ltd.	1,700	32,446
	Japan Digital Laboratory Co., Ltd.	2,300	30,627
* #	Japan General Estate Co., Ltd.	1,900	34,904
	Japan Medical Dynamic Marketing, Inc.	770	6,157
#	Japan Pulp and Paper Co., Ltd.	5,000	21,696
	Japan Transcity Corp.	3,000	13,830
#	Japan Vilene Co., Ltd.	3,000	22,630
	Japan Wool Textile Co., Ltd.	6,000	53,083
#	Jeol, Ltd.	5,000	26,306
*	JFE Shoji Holdings, Inc.	8,000	41,000
#	Joshin Denki Co., Ltd.	2,000	13,956
	JSAT Corp.	9	21,067
	Juki Corp.	7,000	39,299
#	Kadokawa Holdings, Inc.	700	24,192
	Kagawa Bank, Ltd.	3,000	17,664
#	Kagome Co., Ltd.	4,000	49,731
	Kaken Pharmaceutical Co., Ltd.	7,000	57,780
	Kameda Seika Co., Ltd.	2,000	21,029
	Kanagawa Chuo Kotsu Co., Ltd.	4,000	22,423
*	Kanebo, Ltd.	2,000	6,220
*	Kanematsu Corp.	10,500	20,179
* #	Kanematsu-NNK Corp.	3,000	5,356
	Kanto Auto Works, Ltd.	4,900	71,411
	Kanto Denka Kogyo Co., Ltd.	4,000	28,369
	Kanto Natural Gas Development Co., Ltd.	4,000	31,626
	Kawada Industries, Inc.	2,000	5,281
*	Kawai Musical Instruments Manufacturing Co., Ltd.	5,000	13,258
#	Kayaba Industry Co., Ltd.	16,000	54,637
#	Keiyo Co., Ltd.	2,000	12,657
#	Kenwood Corp.	10,000	21,512
#	Kibun Food Chemifa Co., Ltd.	1,000	21,066
#	Kinki Coca-Cola Bottling Co., Ltd.	3,000	32,248
	Kita-Nippon Bank, Ltd.	400	22,518
	Kitz Corp.	4,000	37,599
*	Kiyo Holdings, Inc.	26,000	71,202
	Koatsu Gas Kogyo Co., Ltd.	4,000	26,057
* #	Kokusai Kogyo Co., Ltd.	2,000	7,261
	Komatsu Electronics Metals Co., Ltd.	2,400	56,688
	Konaka Co., Ltd.	1,600	30,599
	Konami Sports Corp.	1,900	37,008
	Kosei Securities Co., Ltd.	4,000	9,528
	Kurabo Industries, Ltd.	13,000	44,863
	Kureha Chemical Industry Co., Ltd.	12,000	63,179
#	Kurimoto, Ltd.	11,000	38,574
#	Kuroda Electric Co., Ltd.	1,200	15,992
	Kyoden Co., Ltd.	3,000	19,284
	Kyodo Printing Co., Ltd.	9,000	42,534
#	Kyodo Shiryo Co., Ltd.	5,000	9,345
#	Kyokuyo Co., Ltd.	9,000	22,178
	Kyoto Kimono Yuzen Co., Ltd.	14	51,938
* #	Kyushu-Shinwa Holdings, Inc.	10,000	23,070
#	Life Corp.	2,000	27,777
	Macnica, Inc.	800	22,026
	Maeda Corp.	6,000	37,183

4

	Maeda Road Construction Co., Ltd.	10,000	81,883
	Maezawa Kaisei Industries Co., Ltd.	1,200	23,071
	Maezawa Kyuso Industries Co., Ltd.	1,200	20,928
	Makino Milling Machine Co., Ltd.	4,000	46,118
	Mandom Corp.	800	20,932
#	Mars Engineering Corp.	700	19,729
	Marubun Corp.	1,900	26,760
	Marudai Food Co., Ltd.	5,000	11,756
	Maruetsu, Inc.	9,000	36,294
	Maruha Group, Inc.	18,000	40,549
	Marusan Securities Co., Ltd.	6,000	70,058
#	Maruyama Manufacturing Co., Inc.	3,000	9,550
*	Maruzen Co., Ltd.	4,000	6,810
#	Matsuda Sangyo Co., Ltd.	1,650	32,334
*	Matsuo Bridge Co., Ltd.	3,000	5,315
#	Matsuzakaya Co., Ltd.	9,000	72,154
	Max Co., Ltd.	2,000	28,279
#	Megachips Corp.	1,900	29,943
#	Meidensha Corp.	14,000	50,973
#	Meito Sangyo Co., Ltd.	2,000	41,374
	Meiwa Estate Co., Ltd.	3,700	57,716
*	Meiwa Trading Co., Ltd.	3,000	11,771
	Melco Holdings, Inc.	1,400	40,210
#	Mercian Corp.	10,000	32,785
	Michinoku Bank, Ltd.	5,000	19,216
	Mikuni Coca-Cola Bottling Co., Ltd.	3,000	31,727
#	Mimasu Semiconductor Industry Co., Ltd.	319	6,097
	Minato Bank, Ltd.	21,000	69,280
	Ministop Co., Ltd.	1,500	34,982
* #	Mitsubishi Cable Industries, Ltd.	14,000	26,742
* #	Mitsubishi Paper Mills, Ltd.	13,000	27,869
	Mitsubishi Plastics, Inc.	16,000	53,084
	Mitsubishi Shindoh Co., Ltd.	3,000	11,362
#	Mitsubishi Steel Manufacturing Co., Ltd.	5,000	31,476
	Mitsuboshi Belting, Ltd.	8,000	63,950
	Mitsui High-Tec, Inc.	3,300	42,874
	Mitsui Home Co., Ltd.	4,000	29,970
* #	Mitsui Mining Co., Ltd.	2,500	5,850
	Mitsui-Soko Co., Ltd.	10,000	58,772
	Mitsumi Electric Co., Ltd.	3,000	36,992
	Mitsuuroko Co., Ltd.	3,000	20,560
	Miura Co., Ltd.	2,000	50,746
	Miyazaki Bank, Ltd.	6,000	29,848
#	Mizuno Corp.	9,000	61,541
#	Modec, Inc.	800	20,851
*	Momiji Holdings, Inc.	14	48,414
#	Mori Seiki Co., Ltd.	5,800	107,000
	Morinaga & Co., Ltd.	16,000	41,120
	MOS Food Services, Inc.	2,000	30,448
	Myojo Foods Co., Ltd.	3,000	16,364
	Nabtesco Corp.	5,000	56,009
	Nachi-Fujikoshi Corp.	13,000	79,470
	Nagano Bank, Ltd.	6,000	22,878
	Nakamuraya Co., Ltd.	3,000	19,612

5

	Nakayama Steel Works, Ltd.	5,000	24,479
#	NEC Fielding, Ltd.	1,200	20,108
	NEC Mobiling, Ltd.	1,100	21,007
#	NEC Tokin Corp.	2,000	11,557
#	Netmarks, Inc.	7	10,308
	Nichia Steel Works, Ltd.	4,000	20,792
	Nichias Corp.	4,000	25,999
	Nichiha Corp.	4,000	70,059
#	Nichii Gakkan Co.	800	17,356
#	Nichimo Co., Ltd.	5,000	13,022
	Nichireki Co., Ltd.	2,000	8,059
	Nichiro Corp.	5,000	10,838
#	Nidec Tosok Corp.	1,600	19,809
	Nifco, Inc.	2,000	43,723
	Nikkiso Co., Ltd.	4,000	31,910
	Nippon Beet Sugar Manufacturing Co., Ltd.	5,000	14,539
	Nippon Carbon Co., Ltd.	5,000	16,429
#	Nippon Chemical Industrial Co., Ltd.	2,000	6,045
	Nippon Chemi-Con Corp.	5,000	35,119
* #	Nippon Chemiphar Co., Ltd.	3,000	23,701
#	Nippon Concrete Industries Co., Ltd.	3,000	8,595
#	Nippon Denko Co., Ltd.	6,000	19,986
	Nippon Densetsu Kogyo Co., Ltd.	2,000	14,099
	Nippon Denwa Shisetu Co., Ltd.	5,000	24,083
#	Nippon Flour Mills Co., Ltd.	17,000	78,864
#	Nippon Gas Co., Ltd.	2,000	15,596
* #	Nippon Kasei Chemical Co., Ltd.	5,000	11,940
	Nippon Konpo Unyu Soko Co., Ltd.	2,000	27,050
* #	Nippon Koshuha Steel Co., Ltd.	10,000	26,374
	Nippon Paper Group, Inc.	1	3,882
	Nippon Restaurant System, Inc.	600	20,732
	Nippon Seiki Co., Ltd.	4,000	89,795
	Nippon Shinyaku Co., Ltd.	3,000	25,316
	Nippon Signal Co., Ltd.	3,000	25,472
#	Nippon Soda Co., Ltd.	8,000	29,888
	Nippon Suisan Kaisha, Ltd.	18,000	71,022
	Nippon Synthetic Chemical Industry Co., Ltd.	3,000	12,465
	Nippon System Development Co., Ltd.	1,200	39,659
#	Nippon Thompson Co., Ltd.	3,000	29,575
	Nippon Valqua Industries, Ltd.	6,000	20,909
	Nissen Co., Ltd.	1,600	26,803
	Nissha Printing Co., Ltd.	3,000	99,648
#	Nisshin Fire & Marine Insurance Co., Ltd.	19,000	79,798
	Nissin Kogyo Co., Ltd.	1,000	58,851
	Nittan Valve Co., Ltd.	2,000	21,753
	Nittetsu Mining Co., Ltd.	3,000	22,199
	Nitto Boseki Co., Ltd.	18,000	48,261
	Nitto Electric Works, Ltd.	3,000	51,768
#	NOF Corp.	7,000	42,442
	Nohmi Bosai, Ltd.	3,000	24,339
	Noritake Co., Ltd.	8,000	52,675
#	Noritz Corp.	2,600	49,193
	Nosan Corp.	7,000	24,584
	Odakyu Real Estate Co., Ltd.	4,000	18,646

6

	Oiles Corp.	1,200	25,365
	Oita Bank, Ltd.	5,000	38,199
	Okamoto Industries, Inc.	9,000	37,874
#	Okamura Corp.	3,000	28,892
	Okinawa Electric Power Co., Ltd.	525	32,590
	Okuwa Co., Ltd.	3,000	40,191
	Olympic Corp.	1,800	14,701
	Onoken Co., Ltd.	2,000	33,205
#	Organo Corp.	4,000	36,009
	Osaka Steel Co., Ltd.	2,100	43,613
	Osaki Electric Co., Ltd.	3,000	31,768
	Pacific Industrial Co., Ltd.	4,000	24,548
	Pacific Metals Co., Ltd.	7,000	40,125
	Paramount Bed Co., Ltd.	1,700	38,905
#	Parco Co., Ltd.	2,000	22,037
*	Pasco Corp.	1,000	2,344
*	Penta-Ocean Construction Co., Ltd.	36,000	73,663
	Pentax Corp.	5,000	27,916
#	Pigeon Corp.	1,300	18,461
	Piolax, Inc.	1,000	22,494
*	Prima Meat Packers, Ltd.	5,000	7,780
#	Q’Sai Co., Ltd.	2,300	24,328
	Raito Kogyo Co., Ltd.	2,400	11,503
#	Rasa Industries, Ltd.	3,000	13,438
* #	Renown D’urban Holdings, Inc.	3,000	33,444
	Resorttrust, Inc.	840	27,922
	Rheon Automatic Machinery Co., Ltd.	2,000	7,596
	Rhythm Watch Co., Ltd.	10,000	20,737
	Ricoh Leasing Co., Ltd.	1,000	27,939
	Right On Co., Ltd.	1,125	51,931
	Riken Corp.	7,000	57,433
	Riken Technos Corp.	5,000	24,337
#	Riken Vitamin Co., Ltd.	2,000	52,148
#	Ringer Hut Co., Ltd.	1,800	22,938
#	Rohto Pharmaceutical Co., Ltd.	4,000	46,426
	Roland Corp.	2,000	43,272
	Roland DG Corp.	900	24,133
	Royal Co., Ltd.	2,000	30,258
	Ryobi, Ltd.	11,000	79,501
	Ryosan Co., Ltd.	1,500	40,919
	Ryoyo Electro Corp.	2,000	28,673
#	S Foods, Inc.	2,000	18,327
	Sagami Co., Ltd.	3,000	10,574
	Saibu Gas Co., Ltd.	12,000	28,415
#	Saizeriya Co., Ltd.	1,700	23,316
	Sakata INX Corp.	3,000	14,745
#	Sakata Seed Corp.	2,000	28,439
	San-Ai Oil Co., Ltd.	4,000	19,018
#	Sanden Corp.	7,000	30,233
	Sanki Engineering Co., Ltd.	5,000	42,646
	Sankyo Seiko Co., Ltd.	4,000	27,318
#	Sankyo-Tateyama Holdings, Inc.	16,000	35,974
	Sanoh Industrial Co., Ltd.	3,000	25,356
*	Sanrio Co., Ltd.	2,100	30,300

7

*	Sansui Electric Co., Ltd.	28,000	6,516
#	Sanyo Chemical Industries, Ltd.	7,000	62,317
#	Sanyo Electric Credit Co., Ltd.	2,400	45,007
	Sanyo Shokai, Ltd.	4,000	29,200
*	Sasebo Heavy Industries Co., Ltd., Tokyo	7,000	17,984
	Sato Corp.	2,100	48,310
	Secom Joshinetsu Co., Ltd.	900	21,604
	Seijo Corp.	800	21,599
	Seiko Corp.	3,307	20,702
#	Senko Co., Ltd.	6,000	21,120
	Senshukai Co., Ltd.	3,000	36,867
*	Shikibo, Ltd.	9,000	18,103
	Shikoku Chemicals Corp.	3,000	19,974
	Shikoku Coca-Cola Bottling Co., Ltd.	1,500	19,014
#	Shima Seiki Manufacturing Co., Ltd.	800	23,411
	Shimizu Bank, Ltd.	400	19,185
#	Shindengen Electric Manufacturing Co., Ltd.	3,000	17,506
	Shin-Etsu Polymer Co., Ltd.	5,000	70,092
#	Shinkawa, Ltd.	1,000	25,198
	Shinki Co., Ltd.	3,000	25,668
#	Shinko Electric Co., Ltd.	6,000	24,390
	Shin-Kobe Electric Machinery Co., Ltd.	4,000	21,358
	Shinmaywa Industries, Ltd.	5,000	26,004
#	Shinsho Corp.	6,000	19,151
	Shiroki Co., Ltd.	7,000	22,100
	Shizuokagas Co., Ltd.	3,000	20,467
	Sho-Bond Corp.	2,000	22,461
	Shobunsha Publications, Inc.	1,300	22,986
	Shochiku Co., Ltd.	4,000	41,129
	Showa Electric Wire & Cable Co., Ltd.	12,000	20,446
#	Showa Sangyo Co., Ltd.	10,000	29,925
	Sinanen Co., Ltd.	3,000	18,072
	SMK Corp.	5,000	36,231
* #	Snow Brand Milk Products Co., Ltd.	6,500	26,965
	Sorun Corp.	2,000	15,305
#	SSP Co., Ltd.	8,000	65,967
	Star Micronics Co., Ltd.	2,000	30,863
	Starzen Corp.	4,000	11,444
	Stella Chemifa Corp.	900	34,225
#	Sumida Corp.	1,100	24,564
#	Sumitomo Light Metal Industries, Ltd.	11,000	27,683
* #	Sumitomo Mitsui Construction Co., Ltd.	660	3,638
	Sumitomo Precision Products Co., Ltd.	2,000	11,906
	Sumitomo Warehouse Co., Ltd.	9,000	70,954
	Sun Wave Corp.	2,000	6,882
	SunTelephone Co., Ltd.	2,000	17,083
*	SXL Corp.	3,000	4,715
#	T.Hasegawa Co., Ltd.	1,600	25,146
	Tabai Espec Corp.	2,000	32,275
#	Tachihi Enterprise Co., Ltd.	500	22,660
#	Tadano, Ltd.	6,000	55,782
	Taihei Dengyo Kaisha, Ltd.	3,000	28,038
#	Taiho Kogyo Co., Ltd.	1,900	24,518
	Taisei Rotec Corp.	3,000	7,069

8

	Takagi Securities Co., Ltd.	5,000	33,370
#	Takamatsu Corp.	800	35,958
	Takaoka Electric Manufacturing Co., Ltd.	4,000	9,608
* #	Takara Co., Ltd.	3,700	9,814
#	Takasago International Corp.	3,000	14,177
#	Takasago Thermal Engineering Co., Ltd.	6,000	45,197
	Takashima & Co., Ltd.	4,000	9,085
	Takiron Co., Ltd.	3,000	11,836
	Takuma Co., Ltd.	6,000	48,512
	Tamura Corp.	4,000	17,654
	Tasaki Shinju Co., Ltd.	2,000	11,624
* #	TC Properties Co., Ltd.	42,000	0
	TCM Corp.	5,000	16,444
*	Teac Corp.	5,000	7,122
	Tecmo, Ltd.	2,000	14,881
	Teikoku Hormone Manufacturing Co., Ltd.	2,000	19,698
	Tekken Corp.	11,000	29,292
	Tenma Corp.	2,000	36,664
	The Daito Bank, Ltd.	10,000	22,982
	The Nisshin Oillio Group, Ltd.	10,000	76,809
#	Toa Corp.	12,000	22,289
	Toa Doro Kogyo Co., Ltd.	3,000	10,774
* #	Toabo Corp.	6,000	9,843
	Toagosei Co., Ltd.	26,000	112,787
* #	Tobishima Corp.	12,000	15,501
	TOC Co., Ltd.	5,000	29,953
	Tochigi Bank, Ltd.	7,000	60,249
	Toei Co., Ltd.	14,000	93,771
	Toenec Corp.	3,000	13,521
	Toho Bank, Ltd.	6,000	30,900
	Toho Real Estate Co., Ltd.	4,000	32,677
#	Toho Zinc Co., Ltd.	4,000	33,518
	Tohoku Pioneer Corp.	2,000	38,135
#	Tokai Carbon Co., Ltd.	12,000	69,218
#	Tokai Corp.	5,000	29,537
	Toko, Inc.	8,000	31,011
#	Tokushima Bank, Ltd.	7,000	54,861
	Tokushu Paper Manufacturing Co., Ltd.	3,000	16,844
	Tokyo Dome Corp.	5,000	27,618
#	Tokyo Kikai Seisakusho, Ltd.	6,000	22,183
	Tokyo Leasing Co., Ltd.	4,200	62,933
#	Tokyo Nissan Auto Sales Co., Ltd.	3,000	11,901
	Tokyo Rakutenchi Co., Ltd.	5,000	25,794
	Tokyo Rope Manufacturing Co., Ltd.	4,000	10,412
	Tokyo Tekko Co., Ltd.	3,000	25,780
#	Tokyo Theatres Co., Inc.	6,000	21,022
#	Tokyu Community Corp.	1,000	28,001
	Tokyu Store Chain Corp.	4,000	21,279
	Tomato Bank, Ltd.	9,000	23,508
#	Tomen Electronics Corp.	800	19,854
#	Tonami Transportation Co., Ltd.	3,000	8,952
	Topcon Corp.	2,000	64,844
	Topy Industries, Ltd.	16,000	65,323
	Torii Pharmaceutical Co., Ltd.	2,000	40,098

9

	Toshiba Ceramics Co., Ltd.	7,000	24,795
	Toshiba Machine Co., Ltd.	6,000	63,572
#	Toshiba Plant Kensetsu Co., Ltd.	4,000	27,612
	Tosho Printing Co., Ltd.	5,000	22,422
* #	Totoku Electric Co., Ltd., Tokyo	3,000	5,299
#	Tottori Bank, Ltd.	6,000	19,804
#	Touei Housing Corp.	900	15,610
	Towa Pharmaceutical Co., Ltd.	900	18,545
* #	Towa Real Estate Development Co., Ltd.	6,000	39,410
* #	Toyama Chemicals Co., Ltd.	7,000	45,560
	Toyo Corp.	3,000	51,065
	Toyo Electric Co., Ltd.	5,000	31,438
#	Toyo Engineering Corp.	11,000	64,477
* #	Toyo Kanetsu KK	12,000	33,158
#	Toyo Kohan Co., Ltd.	3,000	12,218
	Toyo Radiator Co., Ltd.	5,000	25,325
	Toyo Securities Co., Ltd.	5,000	32,841
	Toyo Tire & Rubber Co., Ltd.	8,000	37,578
	Trusco Nakayama Corp.	2,300	49,863
	Tsubaki Nakashima Co., Ltd.	5,000	91,567
	Tsubakimoto Chain Co.	9,000	63,822
#	Tsukishima Kikai Co., Ltd.	3,000	34,667
	Tsurumi Manufacturing Co., Ltd.	2,000	23,474
	Tsutsumi Jewelry Co., Ltd.	2,000	69,921
	Uchida Yoko Co., Ltd.	4,000	24,180
	Uniden Corp.	2,000	29,956
#	Unimat Offisco Corp.	1,700	30,338
#	Unitika, Ltd.	33,000	60,242
	U-Shin, Ltd.	2,000	22,384
* #	Venture Link Co., Ltd.	8,600	28,796
	Vital-Net, Inc.	2,800	17,551
	Wakachiku Construction Co., Ltd.	4,000	9,457
#	Warabeya Nichiyo Co., Ltd.	1,200	16,912
	Yamagata Bank, Ltd.	11,000	62,144
#	Yamaichi Electronics Co., Ltd.	1,600	21,619
	Yamato Kogyo Co., Ltd.	6,000	124,534
	Yasuda Warehouse Co., Ltd.	2,000	18,872
	Yodogawa Steel Works, Ltd.	9,000	54,955
	Yokohama Reito Co., Ltd.	3,000	23,819
#	Yomeishu Seizo Co., Ltd.	2,000	24,121
#	Yomiuri Land Co., Ltd.	3,000	23,261
	Yondenko Corp.	2,100	13,107
	Yonekyu Corp.	2,000	22,595
#	Yoshimoto Kogyo Co., Ltd.	2,000	48,657
	Yurtec Corp.	4,000	22,985
#	Zenrin Co., Ltd.	3,000	98,760
#	Zuken, Inc.	2,000	23,378
TOTAL COMMON STOCKS			16,109,670

RIGHTS/WARRANTS — (0.0%)
*	Kanematsu Corp. Warrants 03/31/06	525	0

TOTAL — JAPAN			16,109,670

10

UNITED KINGDOM — (18.5%)
COMMON STOCKS — (18.5%)
	Abbot Group P.L.C.	7,000	35,674
	Aberdeen Asset Management P.L.C.	13,438	43,092
*	Acambis P.L.C.	3,063	11,364
	Aegis Group P.L.C.	25,390	58,830
	AGA Food Service Group P.L.C.	5,765	36,427
	Aggreko P.L.C.	10,000	52,059
	Alba P.L.C.	1,765	8,498
	Alexon Group P.L.C.	3,898	17,556
*	Alizyme P.L.C.	8,514	24,819
	Alpha Airports Group P.L.C.	11,017	13,739
	Alphameric P.L.C.	12,452	19,862
	Amec P.L.C.	6,953	48,345
*	Amlin P.L.C.	10,500	47,652
	Anglo Pacific Group P.L.C.	9,619	24,742
*	Anite Group P.L.C.	7,470	9,754
	Arena Leisure P.L.C.	8,000	5,895
	Arla Foods UK P.L.C.	17,854	20,888
	Arriva P.L.C.	8,047	85,031
	Ashtead Group P.L.C.	13,374	51,109
	Atkins (WS) P.L.C.	4,015	55,777
*	Autonomy Corp. P.L.C.	4,802	40,413
*	Avis Europe P.L.C.	21,462	30,103
*	Axis-Shield P.L.C.	3,456	18,572
	Babcock International Group P.L.C.	10,808	46,898
	Barr (A.G.) P.L.C.	1,130	18,791
	Bellway P.L.C.	4,000	82,180
	Bespak P.L.C.	1,360	13,850
*	Biocompatibles International P.L.C.	927	3,163
	Blacks Leisure Group P.L.C.	2,366	23,064
	Bloomsbury Publishing P.L.C.	3,174	20,099
	Body Shop International P.L.C.	8,000	36,539
	Bodycote International P.L.C.	15,450	70,543
	Bovis Homes Group P.L.C.	5,000	70,050
	BPP Holdings P.L.C.	2,800	21,311
*	Bradstock Group P.L.C.	840	648
	Brammer P.L.C.	1,933	7,352
	Brewin Dolphin Holdings P.L.C.	18,429	60,516
	Brit Insurance Holdings P.L.C.	40,220	75,473
	British Polythene Industries P.L.C.	2,000	19,126
	British Steam Specialties Group P.L.C.	5,876	36,057
	Brixton P.L.C.	6,000	48,981
	Brown (N) Group P.L.C.	9,990	34,495
*	BTG P.L.C.	8,348	30,462
	Burren Energy P.L.C.	1,962	34,175
*	Cambridge Antibody Technology Group P.L.C.	1,746	23,724
	Capital & Regional P.L.C.	2,615	48,010
	Care U.K. P.L.C.	2,594	22,356
	Carillion P.L.C.	13,913	81,676
	Carpetright P.L.C.	4,000	80,424
	Castings P.L.C.	4,744	21,299

11

*	Charter P.L.C.	8,148	94,836
	Chemring Group P.L.C.	2,294	45,021
	Chesnara P.L.C.	3,500	10,123
	Chrysalis Group P.L.C.	5,000	13,197
	Clinton Cards P.L.C.	13,538	15,803
	Close Brothers Group P.L.C.	2,580	46,794
*	CLS Holdings P.L.C.	4,680	44,191
	Collins Stewart Tullett P.L.C.	4,982	60,627
*	Colt Telecom Group P.L.C.	40,792	44,134
	Communisis P.L.C.	4,553	6,054
	Computacenter P.L.C.	7,985	39,719
*	Cookson Group P.L.C.	6,400	53,045
	Corin Group P.L.C.	2,986	16,798
	Countrywide P.L.C.	7,000	61,395
	Cranswick P.L.C.	1,977	21,255
	Crest Nicholson P.L.C.	3,560	29,455
	Croda International P.L.C.	4,000	34,502
*	CSR P.L.C.	1,750	27,772
	Daejan Holdings P.L.C.	779	53,270
	Dairy Crest Group P.L.C.	6,206	55,846
*	Dana Petroleum P.L.C.	3,699	61,727
*	Danka Business Systems P.L.C.	7,000	2,749
	Datamonitor P.L.C.	6,496	35,940
	Davis Service Group P.L.C.	7,300	63,043
	Dawson Holdings P.L.C.	6,455	16,602
	De La Rue P.L.C.	7,548	73,600
	De Vere Group P.L.C.	3,571	42,736
	Delta P.L.C.	6,000	12,573
	Derwent Valley Holdings P.L.C.	2,785	83,722
	Detica Group P.L.C.	1,247	28,363
	Development Securities P.L.C.	1,186	11,482
	Devro P.L.C.	8,000	18,014
	Dicom Group P.L.C.	4,824	20,907
*	Dimension Data Holdings P.L.C.	53,000	44,734
	Diploma P.L.C.	1,500	20,665
	Domestic & General Group P.L.C.	1,796	28,298
	Domino Printing Sciences P.L.C.	6,574	30,364
	DS Smith P.L.C.	19,364	60,365
	DTZ Holdings P.L.C.	4,629	45,154
	Dyson Group P.L.C.	3,052	13,724
*	Easyjet P.L.C.	6,000	38,956
	Electrocomponents P.L.C.	7,000	35,349
	Elementis P.L.C.	13,000	18,589
	Ennstone P.L.C.	29,236	22,804
	Enodis P.L.C.	16,913	44,795
	Erinaceous Group P.L.C.	4,077	26,809
	Euromoney Institutional Investors P.L.C.	3,960	35,223
	European Motor Holdings P.L.C.	4,182	30,068
	Expro International Group P.L.C.	2,391	31,016
	Fenner P.L.C.	7,389	25,322
	Filtrona P.L.C.	7,745	40,748
	Filtronic P.L.C.	3,555	10,619
	Findel P.L.C.	3,443	30,729
	First Choice Holidays P.L.C.	16,491	65,263

12

	First Technology P.L.C.	3,768	25,063
	Fisher (James) & Sons P.L.C.	3,436	24,562
	FKI P.L.C.	26,756	56,985
	Forth Ports P.L.C.	2,313	69,867
	Freeport P.L.C.	1,304	9,724
	French Connection Group P.L.C.	2,765	11,770
*	Full Circle Future, Ltd.	3,000	0
	Fuller, Smith & Turner P.L.C. Series A	1,228	24,120
	Future Network P.L.C.	13,448	12,320
	Galliford Try P.L.C.	12,965	24,999
	Game Group P.L.C.	17,436	24,451
	Games Workshop Group P.L.C.	510	2,666
	GCAP Media P.L.C.	5,709	23,814
	Go-Ahead Group P.L.C.	2,000	61,587
	Grainger Trust P.L.C.	3,595	35,329
	Great Portland Estates P.L.C.	8,399	68,222
	Greene King P.L.C.	7,178	92,322
	Greggs P.L.C.	640	52,098
	Guiness Peat Group P.L.C.	48,045	72,349
*	Gyrus Group P.L.C.	4,115	29,260
	Halfords Group P.L.C.	8,640	50,269
	Halma P.L.C.	18,397	61,264
	Hardys & Hansons P.L.C.	1,640	21,085
	Headlam Group P.L.C.	3,793	31,218
	Helical Bar P.L.C.	4,115	27,139
	Helphire Group P.L.C.	6,555	43,673
*	Henderson Group P.L.C.	48,491	69,478
*	Heywood Williams Group P.L.C.	5,000	9,248
	Hill & Smith Holdings P.L.C.	6,779	28,054
	Hiscox P.L.C.	15,525	68,051
	HMV Group P.L.C.	14,541	47,181
	Holidaybreak P.L.C.	2,376	30,478
	Homeserve P.L.C.	3,150	86,581
	House of Fraser P.L.C.	8,000	17,222
	Hunting P.L.C.	6,453	39,183
	Huntleigh Technology P.L.C.	2,894	16,641
	Huntsworth P.L.C.	1,679	2,897
	Incisive Media P.L.C.	6,392	18,352
*	Intermediate Capital Group P.L.C.	2,920	71,695
	Intertek Group P.L.C.	4,000	52,597
	Intserve P.L.C.	9,249	60,974
*	Invensys P.L.C.	216,599	79,772
	Isoft Group P.L.C.	9,255	30,165
	Isotron P.L.C.	1,817	20,609
	Ite Group P.L.C.	10,838	24,788
	Jardine Lloyd Thompson Group P.L.C.	6,949	57,347
	JJB Sports P.L.C.	12,000	36,542
	JKX Oil and Gas P.L.C.	6,993	43,125
	Johnson Service Group P.L.C.	2,872	22,057
	Keller Group P.L.C.	3,959	31,539
	Kensington Group P.L.C.	3,881	77,119
	Kier Group P.L.C.	1,801	45,470
	Kiln P.L.C.	11,852	17,868
	Kingston Communications P.L.C.	15,853	18,916

13

	Laing (John) P.L.C.	6,013	33,902
	Laird Group P.L.C.	6,800	51,490
*	London Clubs International P.L.C.	10,500	26,863
	London Merchant Securities P.L.C.	16,445	80,700
	London Scottish Bank P.L.C.	9,849	17,047
	Low & Bonar P.L.C.	5,000	10,386
	Luminar P.L.C.	2,561	21,863
	Macfarlane Group P.L.C.	6,000	3,943
	Management Consulting Group P.L.C.	21,891	22,361
*	Marconi Corp. P.L.C.	8,889	61,494
	Marshalls P.L.C.	5,652	31,398
	Matalan P.L.C.	13,000	41,739
	McAlpine (Alfred) P.L.C.	4,577	34,060
	McBride P.L.C.	6,500	19,147
	McCarthy & Stone P.L.C.	4,000	53,042
	Melrose Resources P.L.C.	4,114	25,616
	Menzies (John) P.L.C.	3,000	29,829
	MFI Furniture Group P.L.C.	31,043	49,968
	Michael Page International P.L.C.	21,322	116,299
	Millennium and Copthorne Hotels P.L.C.	7,144	54,713
	Minerva P.L.C.	5,000	28,505
	Misys P.L.C.	31,196	128,361
	Mitie Group P.L.C.	8,969	32,072
*	Molins P.L.C.	1,360	3,215
*	Morgan Crucible Company P.L.C.	10,153	40,294
	Morse P.L.C.	11,823	24,052
	Mothercare P.L.C.	3,573	23,375
	Mouchel Parkman P.L.C.	5,135	28,823
	Mucklow (A & J) Group P.L.C.	1,478	11,645
*	Mytravel Group P.L.C.	18,180	72,859
	National Express Group P.L.C.	2,000	31,149
	Nestor Healthcare Group P.L.C.	3,700	7,232
	Northern Foods P.L.C.	23,834	57,556
*	Northgate Information Solutions P.L.C.	22,083	32,161
	Northgate P.L.C.	2,070	40,378
*	NSB Retail P.L.C.	36,426	20,780
*	NXT P.L.C.	3,360	3,183
*	Oxford Biomedica P.L.C.	29,875	16,239
	Oxford Instruments P.L.C.	4,604	18,477
*	Parity Group P.L.C.	11,250	1,232
	Pendragon P.L.C.	3,803	40,438
	Pennon Group P.L.C.	816	20,008
	Photo-Me International P.L.C.	11,000	18,950
	Premier Farnell P.L.C.	10,889	39,108
	Premier Foods P.L.C.	12,535	68,670
*	Premier Oil P.L.C.	4,000	58,653
*	Protherics P.L.C.	20,338	33,164
	Psion P.L.C.	6,000	20,573
	PZ Cuzzons P.L.C.	876	23,925
	Raven Mount P.L.C.	13,000	17,065
	Redrow P.L.C.	11,802	112,786
	Reg Vardy P.L.C.	2,009	31,664
*	Regent Inns P.L.C.	4,883	8,303
*	Regus Group P.L.C.	30,700	61,228

14

	Renishaw P.L.C.	2,904	46,456
	Restaurant Group P.L.C.	8,444	22,339
	RM P.L.C.	5,970	19,513
	ROK property solutions P.L.C.	2,207	20,515
	Rotork P.L.C.	4,906	62,819
	Roxboro Group P.L.C.	2,792	12,914
	Royalblue Group P.L.C.	2,121	32,651
	RPC Group P.L.C.	4,083	19,108
	RPS Group P.L.C.	9,770	30,544
	Salvesen (Christian) P.L.C.	12,000	13,686
	Savills P.L.C.	2,754	54,739
*	Scapa Group P.L.C.	6,600	2,485
	Senior P.L.C.	12,000	14,214
	Serco Group P.L.C.	11,001	67,018
	Shaftesbury P.L.C.	7,492	68,286
	Shanks Group P.L.C.	14,724	49,262
	SIG P.L.C.	5,999	95,499
*	Skyepharma P.L.C.	28,800	20,421
	SMG P.L.C.	10,000	14,895
	Smith (WH) P.L.C.	10,824	77,450
*	Soco International P.L.C.	3,613	51,175
	Sondex P.L.C.	5,488	27,142
	Spectris P.L.C.	5,378	63,367
	Speedy Hire P.L.C.	1,564	25,945
	Spirax-Sarco Engineering P.L.C.	3,291	57,677
*	Spirent P.L.C.	42,716	36,536
	SSL International P.L.C.	8,710	49,887
	St. Ives P.L.C.	3,000	13,402
	St. Modwen Properties P.L.C.	23,000	187,286
*	Stanelco P.L.C.	51,229	13,007
	Stanley Leisure P.L.C.	2,228	32,621
*	Surfcontrol P.L.C.	2,188	21,706
	T. Clarke P.L.C.	3,989	17,396
	Taylor Nelson Sofres P.L.C.	17,457	76,648
	TDG P.L.C.	4,126	16,202
*	The Innovation Group P.L.C.	32,039	16,285
*	Thus Group P.L.C.	53,000	14,405
	Topps Tiles P.L.C.	7,700	29,286
	Town Centre Securities P.L.C.	3,092	28,965
	TT Electronics P.L.C.	6,965	21,578
	U.K. Coal P.L.C.	7,301	19,199
	Ulster Television P.L.C.	2,430	19,254
	Ultra Electronics Holdings P.L.C.	1,924	34,021
	Uniq P.L.C.	7,440	16,996
	Unite Group P.L.C.	5,545	41,440
*	Venture Production P.L.C.	5,663	59,455
*	Vernalis P.L.C.	2,514	3,676
	Victrex P.L.C.	3,288	41,652
	Viridian Group P.L.C.	5,516	97,499
	Vitec Group P.L.C.	2,000	15,999
	VT Group P.L.C.	7,300	56,727
	Warner Estate Holdings P.L.C.	1,785	22,154
	Weir Group P.L.C.	10,306	79,261
*	Wellington Underwriting P.L.C.	12,180	20,207

15

	Wembley P.L.C.	1,429	5,063
	Wetherspoon (J.D.) P.L.C.	7,000	44,177
	Whatman P.L.C.	6,385	30,661
	Wilmington Group P.L.C.	6,879	23,509
	Wincanton P.L.C.	5,790	32,180
*	Wolfson Microelectronics P.L.C.	7,866	49,790
	Wolverhampton & Dudley Breweries P.L.C.	3,644	78,028
	Wood Group (John) P.L.C.	24,689	102,771
	Woolworths Group P.L.C.	71,508	42,316
	Workspace Group P.L.C.	8,430	48,016
	WSP Group P.L.C.	4,191	28,444
	Wyevale Garden Centres P.L.C.	3,467	33,219
	XAAR P.L.C.	5,056	29,524
	XANSA P.L.C.	18,423	32,294
	Yule Catto & Co. P.L.C.	6,673	31,563

TOTAL — UNITED KINGDOM			10,462,865

AUSTRALIA — (5.9%)
COMMON STOCKS — (5.9%)
	ABB Grain, Ltd.	4,986	29,260
	ABC Learning Centres, Ltd.	1,021	5,745
	Adelaide Bank, Ltd.	6,402	63,384
	Adelaide Brighton, Ltd.	18,856	36,092
	Adsteam Marine, Ltd.	22,367	33,161
	Austal, Ltd.	14,470	23,240
*	Austar United Communications, Ltd.	80,355	65,264
	Austereo Group, Ltd.	21,665	26,333
	Australian Agricultural Co., Ltd.	17,429	21,825
*	Australian Magnesium Corp., Ltd.	428	92
	Australian Pharmaceutical Industries, Ltd.	11,702	24,734
	Australian Pipeline Trust	13,387	43,084
*	Australian Wealth Management, Ltd.	37,606	62,913
	AV Jennings Homes, Ltd.	19,984	18,234
	Bank of Queensland, Ltd.	8,443	96,841
	BayCorp Advantage, Ltd.	20,300	47,678
	Beach Petroleum, Ltd.	31,426	26,805
	Bendigo Bank, Ltd.	4,868	51,610
*	Bendigo Mining NL	12,000	18,714
	Boom Logistics, Ltd.	8,744	27,277
*	Bradken, Ltd.	7,600	26,395
	Cabcharge Australia, Ltd.	13,000	63,142
	Campbell Brothers, Ltd.	3,512	35,539
	Centennial Coal, Ltd.	8,736	23,035
*	Chemeq, Ltd.	5,304	2,439
*	City Pacific, Ltd.	6,980	18,578
*	Climax Mining, Ltd.	2,546	753
*	Clough, Ltd.	14,720	4,059
	Coates Hire, Ltd.	24,030	104,651
	Colorado Group, Ltd.	5,767	15,787
	Commander Communications, Ltd.	12,303	18,107
	Corporate Express Australia, Ltd.	5,746	25,536
	Crane Group, Ltd.	5,605	44,020

16

	DCA Group, Ltd.	26,763	69,108
	Energy Developments, Ltd.	5,616	16,614
	Envestra, Ltd.	35,085	30,990
	Excel Coal, Ltd.	3,600	18,042
	FKP, Ltd.	6,618	25,745
	Fleetwood Corp., Ltd.	4,279	22,039
	Flight Centre, Ltd.	1,708	14,117
	Futuris Corp., Ltd.	32,214	56,228
	GasNet Australia Group	10,600	21,203
	Graincorp, Ltd. Series A	3,700	31,849
	GRD, Ltd.	12,374	26,495
	Great Southern Plantations, Ltd.	13,480	37,973
	GUD Holdings, Ltd.	3,179	18,335
	Gunns, Ltd.	23,536	50,518
	GWA International, Ltd.	13,074	32,897
*	Hardman Resources, Ltd.	22,630	31,380
	Healthscope, Ltd.	4,708	13,390
	Hills Industries, Ltd.	24,439	95,026
	iiNet, Ltd.	8,275	9,622
	Incitec Pivot, Ltd.	3,943	52,432
	Invocare, Ltd.	6,115	18,803
	IOOF Holdings, Ltd.	3,603	20,801
	Iress Market Technology, Ltd.	6,392	22,853
	JB Hi-Fi, Ltd.	7,902	28,332
	Jones (David), Ltd.	37,253	78,701
	Just Group, Ltd.	12,100	28,633
*	Kagara Zinc, Ltd.	13,881	29,730
	Kingsgate Consolidated, Ltd.	8,275	33,571
	MacArthur Coal, Ltd.	8,111	31,236
	McGuigan Simeon Wines, Ltd.	10,011	22,895
*	Miller’s Retail, Ltd.	24,501	23,413
	Minara Resources, Ltd.	16,026	23,905
	Monadelphous Group, Ltd.	6,085	27,629
	New Hope Corp., Ltd.	20,369	19,452
*	Novogen, Ltd.	884	2,819
	Nufarm, Ltd.	11,772	95,082
	Oamps, Ltd.	9,983	25,846
	Pacific Brands, Ltd.	10,600	17,752
	Pacific Group, Ltd.	9,528	13,935
*	Paladin Resources, Ltd.	13,236	34,814
*	Petsec Energy, Ltd.	4,391	7,173
*	PMP, Ltd.	17,571	21,168
	Primary Health Care, Ltd.	5,561	46,443
	Prime Television, Ltd.	2,214	5,350
	Ramsay Health Care, Ltd.	3,356	24,824
	Reece Australia, Ltd.	4,332	49,186
	Repco Corp., Ltd.	8,854	14,862
*	Resolute Mining, Ltd.	2,027	1,700
	Ridley Corp., Ltd.	44,910	45,053
*	Roc Oil Co., Ltd.	12,424	29,026
	Rural Press, Ltd.	5,574	47,173
	Salmat, Ltd.	7,085	22,218
	Select Harvests, Ltd.	2,127	22,893
	SFE Corp., Ltd.	6,232	58,844

17

	Sims Group, Ltd.	6,376	72,906
*	Sino Gold, Ltd.	9,944	28,622
	Southern Cross Broadcasting (Australia), Ltd.	5,905	52,702
	Spotless Group, Ltd.	10,564	40,248
	Straits Resources, Ltd.	11,702	26,518
	STW Communications Group, Ltd.	15,041	33,772
*	Tap Oil, Ltd.	12,796	21,087
	Ten Network Holdings, Ltd.	7,995	17,681
	Thakral Holdings Group	87,685	50,420
	Timbercorp, Ltd.	29,094	69,949
	Transfield Services, Ltd.	8,307	45,170
	Trust Company of Australia, Ltd.	639	4,784
	United Group, Ltd.	5,101	45,495
	Village Roadshow, Ltd.	11,681	20,478
	WHK Group, Ltd.	3,125	13,326

TOTAL — AUSTRALIA			3,317,603

SWITZERLAND — (4.4%)
COMMON STOCKS — (4.4%)
*	Actelion, Ltd.	800	68,516
	AFG Arbonia-Forster Holding AG	67	19,514
	Agie Charmilles Holding AG	200	20,426
	Ascom Holding AG	1,474	22,166
	Bachem AG	343	19,497
	Bank Coop AG	151	9,731
	Bank Sarasin & Cie Series B, Basel	10	23,244
	Banque Cantonale Vaudoise	86	27,532
	Banque Privee Edmond de Rothschild SA, Geneve	2	34,581
*	Barry Callebaut AG	200	79,266
	Belimo Holdings AG	34	22,795
	Berner Kantonalbank	146	22,374
	Bobst Group AG	800	34,158
*	Bucher Industries AG	268	25,414
	Charles Voegele Holding AG	317	28,988
*	Clariant AG	1,900	29,033
	Compagnie vaudoise d’electricite	50	49,093
*	Converium Holding AG	7,300	80,427
	Conzzeta Holdings AG	27	38,073
*	Crucell NV	582	14,351
	Emmi AG	111	11,069
	Ems-Chemie Holding AG	300	30,140
	Energiedienst Holding AG	100	37,252
*	Fischer (Georg) AG	100	40,477
*	Flughafen Zuerich AG	117	22,969
*	Forbo Holding AG, Eglisau	51	12,887
	Galenica Holding, Ltd. AG, Bern	237	44,658
	Generali (Switzerland) Holdings, Adliswil	80	22,746
	Gurit-Heberlein AG	25	26,026
	Helvetia Patria Holding	123	27,674
*	Hexagon AB Series B	450	13,754
	Jelmoli Holding AG	16	25,854
	Kaba Holding AG	90	21,389

18

*	Kardex AG	430	20,629
	Kudelski SA	1,700	47,893
	Kuoni Reisen Holding AG	120	51,424
	Luzerner Kantonalbank AG	200	39,188
*	Micronas Semiconductor Holding AG	800	25,690
*	Moevenpick-Holding AG	40	9,910
*	OZ Holding AG	200	14,862
	Phoenix Mecano AG, Stein am Rhein	50	16,774
	Phonak Holding AG	3,000	144,798
*	PSP Swiss Property AG	1,947	92,035
	PubliGroupe SA	70	21,133
	Rieters Holdings AG	100	38,803
	Saurer AG	500	36,279
	Schweizerische National Versicherungs Gesellschaft	30	15,577
*	SEZ Holding AG	815	18,007
	SIA Abrasives Holding AG	78	22,329
	Sig Holding AG	1,100	243,932
*	Sika Finanz AG	90	88,497
	Societe Generale d’Affichage	64	9,271
	St. Galler Kantonalbank	40	13,990
	Sulzer AG	160	99,949
	Swiss Prime Site AG	468	22,846
	Swissfirst AG	298	22,183
	Tecan Group AG	607	33,455
*	Temenos Group AG	2,495	26,087
*	Unaxis Holding AG	600	125,770
	Valiant Holding AG	400	39,712
	Valora Holding AG	100	20,321
*	Von Roll Holding AG	2,718	4,431
	Vontobel Holdings AG	2,200	87,008
	Zuger Kantonalbank	8	23,785

TOTAL — SWITZERLAND			2,482,642

HONG KONG — (3.8%)
COMMON STOCKS — (3.8%)
	ALCO Holdings, Ltd.	68,000	29,682
	Allied Group, Ltd.	27,600	42,261
	Allied Properties, Ltd.	21,300	14,585
*	Asia Aluminum Holdings, Ltd.	186,000	22,950
	Asia Financial Holdings, Ltd.	54,874	27,816
	Asia Standard International Group, Ltd.	116,666	4,470
	Associated International Hotels, Ltd.	48,000	40,778
	Cafe de Coral Holdings, Ltd.	78,000	98,351
*	Century City International Holdings, Ltd.	394,000	4,491
	Champion Technology Holdings, Ltd.	22,678	3,667
	Chaoda Modern Agriculture (Holdings), Ltd.	168,000	100,845
	Chen Hsong Holdings, Ltd.	72,000	44,619
*	China Aerospace International Holdings, Ltd.	46,800	2,361
*	China Everbright Technology, Ltd.	206,000	6,616
*	China Gas Holdings, Ltd.	118,000	25,057
	China Hong Kong Photo Products Holdings, Ltd.	90,000	10,418
*	China Insurance International Holdings Co., Ltd.	40,000	15,809

19

	China Motor Bus Co., Ltd.	1,600	12,579
	China Online (Bermuda), Ltd.	20,720	3,440
*	China Pharmaceutical Enterprise and Investment Corp., Ltd.	112,000	20,723
	China Resources Land, Ltd.	202,000	108,092
	China Resources Logic, Ltd.	176,000	20,314
*	CITIC 21CN Co., Ltd.	114,000	17,055
*	CITIC Resources Holdings, Ltd.	45,000	7,682
*	City Telecom (H.K.), Ltd.	30,000	2,346
	CNPC (Hong Kong), Ltd.	140,000	41,714
	COFCO International, Ltd.	48,000	25,506
	Continental Mariner Investment Co., Ltd.	60,000	11,188
	Cross Harbour Tunnel Co., Ltd.	30,658	24,606
	Dickson Concepts International, Ltd.	14,500	21,288
	Digital China Holdings, Ltd.	83,000	29,308
*	DigitalHongKong.com	329	7
	Dynamic Holdings, Ltd.	92,000	37,077
	Eganagoldfeil Holdings, Ltd.	84,000	29,120
*	Founder Holdings, Ltd.	122,000	7,977
	Fountain Set Holdings, Ltd.	28,000	12,467
	Four Seas Frozen Food Holdings, Ltd.	22,620	2,694
	Four Seas Mercantile Holdings, Ltd.	60,000	22,429
	Giordano International, Ltd.	66,000	34,991
	Global China Group Holdings, Ltd.	244,000	20,831
	Glorious Sun Enterprises, Ltd.	48,000	21,918
	Gold Peak Industries (Holdings), Ltd.	81,250	13,221
	Goldlion Holdings, Ltd.	37,000	5,466
	Grande Holdings, Ltd.	28,000	21,129
*	Great Wall Cybertech, Ltd.	713,200	919
	Guangdong Brewery Holdings, Ltd.	168,000	78,868
	Guangzhou Investment Co., Ltd.	232,000	39,687
	GZI Transport, Ltd.	68,000	27,448
	Hang Ten Group Holdings, Ltd.	93	13
	Harbour Centre Development, Ltd.	9,000	14,795
	Hengan International Group Co., Ltd.	96,000	129,478
*	Heritage International Holdings, Ltd.	11	0
	HKR International, Ltd.	34,533	19,090
*	Hong Kong Construction Holdings, Ltd.	27,000	2,802
	Hung Hing Printing Group, Ltd.	29,815	19,703
*	Interchina Holdings Co., Ltd.	280,000	964
	K Wah International Holdings, Ltd.	61,000	16,321
	Kowloon Development Co., Ltd.	18,000	23,489
*	Lai Sun Development Co., Ltd.	86,000	2,387
	Liu Chong Hing Bank, Ltd.	31,000	61,326
	Liu Chong Hing Investment, Ltd.	18,000	21,044
	Lung Kee (Bermuda) Holdings, Ltd.	26,000	19,421
	Midland Realty (Holding), Ltd.	34,000	21,155
	Miramar Hotel & Investment Co., Ltd.	20,000	27,880
*	Moulin International Holdings, Ltd.	21,998	14,320
	Ngai Lik Industrial Holdings, Ltd.	94,000	13,900
	Oriental Press Group, Ltd.	74,000	15,196
	Pacific Century Insurance Holdings, Ltd.	50,000	20,021
	Pacific Century Premium Developments, Ltd.	60,000	18,559
	Playmates Holdings, Ltd.	108,000	12,992
	Prime Success International Group, Ltd.	50,000	31,312

20

*	QPL International Holdings, Ltd.	23,000	2,783
	Regal Hotels International Holdings, Ltd.	290,000	22,632
	Road King Infrastructure, Ltd.	28,000	23,964
	Sa Sa International Holdings, Ltd.	46,000	16,396
	SCMP Group, Ltd.	122,000	45,063
	Sea Holdings, Ltd.	38,000	17,042
	Shell Electric Manufacturing (Holdings) Co., Ltd.	3,725	1,109
	Shenzhen International Holdings, Ltd.	612,500	23,896
*	Shougang Concord International Enterprises Co., Ltd.	90,000	6,648
	Silver Grant International Industries, Ltd.	40,000	11,901
	Singamas Container Holdings, Ltd.	30,000	18,833
	Sino Biopharmaceutical, Ltd.	89,000	20,566
*	Sino-I.com, Ltd.	1,240,000	17,379
	Sinolink Worldwide Holdings, Ltd.	122,000	35,187
	Sun Hung Kai & Co., Ltd.	59,000	24,147
	Tai Cheung Holdings, Ltd.	25,000	14,122
	TCL International Holdings, Ltd.	144,000	21,054
	Varitronix International, Ltd.	20,009	14,660
	Vitasoy International Holdings, Ltd.	56,000	20,529
	Vtech Holdings, Ltd.	6,000	22,039
	Wing On Co. International, Ltd.	18,000	26,591
TOTAL COMMON STOCKS			2,129,575

RIGHTS/WARRANTS — (0.0%)
*	Century City International Holdings, Ltd. Options 01/11/11	78,800	0
*	Champion Technology Holdings, Ltd. Warrants 02/27/07	4,411	0
TOTAL RIGHTS/WARRANTS			0

TOTAL — HONG KONG			2,129,575

FRANCE — (3.5%)
COMMON STOCKS — (3.5%)
	Alain Afflelou SA	655	21,072
	Ales Groupe SA	1,070	22,358
*	Alten SA	619	21,178
*	Altran Technologies SA	3,544	49,693
	April Group SA	1,900	91,584
	Assystem Brime SA	808	23,891
	Beneteau SA	400	31,125
	Boiron SA	1,200	24,171
	Bongrain SA	339	21,503
	Bourbon SA	887	90,591
	Bricorama SA	121	6,938
*	Bull SA	1,837	21,877
	Carbone Lorraine SA	488	24,328
*	CBo Territoria	887	3,866
	CEGID SA	250	10,437
*	Cie Generale de Geophysique SA	730	93,491
	Clarins SA	777	46,453
*	Club Mediterranee SA	600	30,155
*	CS Communication et Systemes	321	14,007
	Damartex SA	300	11,444

21

*	DMC (Dollfus Mieg et Cie)	600	2,481
	Electricite de Strasbourg	300	57,544
	Elior	4,894	73,547
*	Etam Developpement SA	525	26,243
*	Euro Disney SCA	25,300	3,331
	Fimalac SA	932	73,654
	Gaumont SA	411	23,299
	Generale de Sante	571	16,427
	Geodis SA	143	20,454
*	GFI Informatique SA	1,729	14,197
	Groupe Steria SCA	502	27,201
	Guyenne et Gascogne SA	300	30,554
*	Infogrames Entertainment SA	4,330	3,868
	Ingenico SA	1,256	23,467
	Ipsos SA	179	23,950
	Kaufman et Broad SA	296	28,250
	Lisi SA	500	33,179
	Locindus	157	7,206
	Manitou SA	1,600	62,170
*	Metaleurop SA	1,500	7,725
	Nexans SA	508	33,524
	Norbert Dentressangle	600	36,825
*	NRJ Group	2,200	49,405
	Oberthur Card Systems SA	1,300	10,962
*	Orpea	343	20,983
	Pierre & Vacances	106	9,731
	Pinguely-Haulotte SA	1,014	25,333
	Plastic Omnium SA	372	14,020
	Provimi SA	469	12,096
	Rallye SA	417	14,431
	Remy Cointreau SA	1,495	74,305
	Rodriguez Group SA	600	35,734
	Rubis SA	375	28,921
	SCOR SA	34,348	82,541
	SEB SA	330	35,557
	SILIC (Societe Immobiliere de Location pour L’industrie et le Commerce)	640	68,866
	Societe Industrielle D’Aviations Latecoere SA	468	19,509
	Somfy SA	300	71,414
	Sopra SA	500	43,042
	SR Teleperformance	1,656	55,247
*	UbiSoft Entertainment SA	394	15,334

TOTAL — FRANCE			1,976,689

GERMANY — (3.0%)
COMMON STOCKS — (3.0%)
*	Aareal Bank AG	1,300	57,564
*	Aixtron AG	5,535	20,426
	Andreae-Noris Zahn AG, Anzag	580	28,015
*	Articon Integralis AG	400	1,520
	AWD Holding AG	1,300	43,008
	Baader Wertpapier Handelsbank AG	1,100	13,318

22

	Balda AG	916	11,607
*	Beate Uhse AG	1,700	13,768
	Bechtle AG	929	22,463
	Bilfinger & Berger Bau AG	2,000	115,011
	Comdirect Bank AG	2,500	27,629
	DAB Bank AG	3,800	36,357
	Deutsche Euroshop AG	373	24,273
*	Deutz AG	4,400	27,484
	Dis Deutscher Industrie Service AG	324	22,672
	Douglas Holding AG	900	40,963
*	Duerr Beteiligungs AG	500	10,916
*	Em.TV AG	3,300	18,930
*	Epcos AG	1,600	21,705
#	Fielmann AG	700	55,029
	GFK AG	1,560	69,233
*	Gildemeister AG	2,400	19,558
*	GPC Biotech AG	1,550	27,545
	Iwka AG	1,166	31,393
*	Jenoptik AG	939	8,042
*	Kontron AG	1,249	14,268
	KWS Kleinwanzlebener Saatzucht AG	15	14,772
	Leoni AG	984	34,236
	Medion AG	1,579	23,081
	Mobilcom AG	1,478	38,923
	MVV Energie AG	2,000	52,521
*	MWG Biotech AG	1,000	287
	Norddeutsche Affinerie AG	902	25,041
	Paragon AG	1,157	21,222
	Pfeiffer Vacuum Technology AG	432	26,631
*	Pfleiderer AG	2,100	51,928
*	QIAGEN NV	3,997	59,517
*	QSC AG	2,060	12,042
	Rheinmetall Berlin AG	990	77,147
	Rhoen-Klinikum AG	1,200	52,188
*	Senator Entertainment AG	140	478
*	SGL Carbon AG	1,609	27,710
	SHB Stuttgarter Finanz - und Beteiligungs AG	1,000	38,385
*	Singulus Technologies AG	700	13,454
	Sixt AG	900	29,133
	Software AG	756	43,601
	Stada Arzneimittel AG	1,630	58,317
*	Strabag AG	166	19,173
	Sued-Chemie AG	200	11,103
	Takkt AG	3,000	39,247
*	Techem AG	557	24,278
	United Internet AG	1,400	69,660
*	Vivacon AG	637	27,530
	Vossloh AG	800	41,571
*	WCM Beteiligungs AG	11,166	5,187

TOTAL — GERMANY			1,721,060

23

SINGAPORE — (2.6%)
COMMON STOCKS — (2.6%)
	Allgreen Properties, Ltd.	27,000	22,670
	Amtek Engineering, Ltd.	37,500	13,142
	Ascott Group, Ltd.	204,000	121,292
	Bukit Sembawang Estates, Ltd.	1,500	11,905
	Cerebos Pacific, Ltd.	15,000	28,389
	CH Offshore, Ltd.	17,400	4,159
*	China Aviation Oil (Singapore) Corp., Ltd.	127,680	75,939
	Chuan Hup Holdings, Ltd.	87,000	20,344
	Creative Technology Co., Ltd.	2,650	20,618
	Fu Yu Manufacturing, Ltd.	78,750	22,697
	Ges International, Ltd.	42,000	25,388
	GK Goh Holdings, Ltd.	17,000	9,525
	Guocoland, Ltd.	42,900	54,051
*	Hi-P International, Ltd.	23,000	25,411
	Hong Leong Asia, Ltd.	46,000	50,918
	Hotel Plaza, Ltd.	25,000	17,874
	Hotel Properties, Ltd.	32,000	31,680
	Hwa Hong Corp., Ltd.	85,000	31,591
*	Interra Resources, Ltd.	480	74
	Jurong Technologies Industrial Corp., Ltd.	55,000	60,661
*	K1 Ventures, Ltd.	120,000	27,167
	Keppel Telecommunications and Transportation, Ltd.	72,000	69,080
	Kim Eng Holdings, Ltd.	65,000	57,950
	Labroy Marine, Ltd.	100,000	70,427
	MCL Land, Ltd.	48,000	51,670
	Metro Holdings, Ltd.	83,000	45,840
*	Orchard Parade Holdings, Ltd.	11,239	4,591
	Parkway Holdings, Ltd.	16,000	24,090
	Raffles Holdings, Ltd.	51,000	23,792
	Robinson & Co., Ltd.	9,600	36,699
	SBS Transit, Ltd.	23,000	33,462
	SembCorp Logistics, Ltd.	21,000	22,325
	Singapore Food Industries, Ltd.	71,000	49,798
	Straits Trading Co., Ltd.	61,200	115,260
*	Tuan Sing Holdings, Ltd.	44,000	2,950
*	United Test & Assembly Center, Ltd.	50,000	27,568
	UOB-Kay Hian Holdings, Ltd.	107,000	79,734
	WBL Corp., Ltd.	22,000	85,205

TOTAL — SINGAPORE			1,475,936

SWEDEN — (2.2%)
COMMON STOCKS — (2.2%)
	Addtech AB Series B	2,500	30,401
*	Anoto Group AB	7,000	18,820
	Axfood AB	1,800	46,507
	Bergman & Beving AB Series B	2,500	41,685
	Bilia AB Series A	2,975	63,489
	Billerud AB	2,100	29,989
*	Capio AB	2,700	46,691
	Cardo AB	2,400	71,111
	Castellum AB	1,500	62,796

24

	D. Carnegie & Co. AB	2,150	36,401
	Elekta AB Series B	2,400	35,468
	Eniro AB	5,400	59,804
	Haldex AB	1,680	39,351
	Hoganas AB Series B	1,300	27,519
*	Intrum Justitia AB	2,200	19,288
*	Invik and Co. AB Series B	735	9,888
*	JM AB	600	33,460
	Klovern AB	6,000	21,898
	Kungsleden AB	1,400	48,988
	Lagercrantz Group AB Series B	2,500	9,787
*	Lindex AB	3,500	40,239
	Meda AB Series A	1,600	21,828
*	Micronic Laser Systems AB	1,600	23,104
*	Munters AB	750	22,320
	New Wave Group AB Series B	2,000	22,098
	Nibe Industrier AB	100	3,348
	Nobia AB	1,700	40,991
	Observer AB	2,880	13,681
*	OMX AB	5,300	90,333
	PEAB AB Series B	1,600	21,318
*	Pergo AB	4,000	25,262
#	Rottneros Bruk AB	11,700	9,610
*	Scribona AB Series A	1,500	4,208
*	Telelogic AB	9,000	21,928
	Tietoenator Corp. AB	1,015	36,506
	Trelleborg AB Series B	3,600	74,976
	WM-data AB Series B	8,800	25,882

TOTAL — SWEDEN			1,250,973

NETHERLANDS — (2.2%)
COMMON STOCKS — (2.2%)
	Aalberts Industries NV	569	40,497
	Accell Group NV	795	25,336
*	AFC Ajax NV	864	8,836
	Arcadis NV	806	29,993
*	ASM International NV	1,000	18,550
	Athlon Holding NV	411	11,711
	Beter Bed Holding NV	543	25,811
	Boskalis Westminster NV	1,282	81,203
	Brunel International NV	1,355	37,612
	Buhrmann NV	1,278	21,413
*	Crucell NV	975	24,172
*	Draka Holding NV	762	13,565
	Eriks Group NV	272	11,425
#	Getronics NV	4,464	60,613
	Grolsche NV	800	26,386
*	Hagemeyer NV	18,714	75,316
	Heijmans NV	496	23,638
	Imtech NV	1,285	53,672
*	Jetix Europe NV	783	15,495
	Kas Bank NV	488	12,501

25

*	Kendrion NV	1,337	2,771
	Koninklijke Bam Groep NV	502	47,670
*	Koninklijke Frans Maas Groep NV	810	36,450
	Koninklijke Ten Cate NV	114	12,823
	Koninklijke Vopak NV	1,141	36,305
* #	Laurus NV	4,820	19,405
	Nutreco Holding NV	1,308	76,856
	Oce NV	2,356	40,759
	OPG Groep NV Series A	453	39,422
*	Ordina NV	772	15,472
* #	Pharming Group NV	3,806	17,703
*	Semiconductor Industries NV	1,100	5,637
	Sligro Food Group NV	462	20,070
	Smit Internationale NV	282	21,557
	Stork NV	900	51,363
	Telegraaf Media Groep NV	1,000	23,600
	Twentsche Kabel Holding NV	677	34,082
	United Services Group NV	815	51,047
	Univar NV	550	28,882
	Van der Moolen Holding NV	995	8,952
	Wegener Arcade NV	1,631	26,244

TOTAL — NETHERLANDS			1,234,815

ITALY — (2.0%)
COMMON STOCKS — (2.0%)
	Acea SpA	6,000	68,581
	Aem Torino SpA	10,500	28,588
*	Alitalia Linee Aeree Italiane SpA	4,000	6,048
	Astaldi SpA	3,158	21,331
	Banca Intermobiliare di Investimenti e Gestoni SpA	5,000	53,038
	Banca Popolare Dell’etruria e Del Lazio Scrl	1,163	21,911
	Banco di Desio e della Brianza SpA	5,000	41,364
	Banco Piccolo Valellinese Scarl SpA	3,375	51,467
	Beni Stabili SpA, Roma	40,000	42,963
	Caltagirone Editore SpA	3,000	26,187
	Caltagirone SpA	3,250	31,903
	CIR SpA (Cie Industriale Riunite), Torino	17,000	50,934
*	Cirio Finanziaria SpA	45,000	9,334
	Class Editore SpA	3,000	5,751
	De Longhi SpA	8,000	25,357
*	Gemina SpA	7,472	25,631
	Gewiss SpA	6,000	40,416
	Gruppo Editoriale L’Espresso SpA	3,896	19,994
*	Immobiliare Lombardia SpA	14,088	3,385
	Immsi SpA	7,215	22,262
*	Impregilo SpA	8,879	38,020
	Interpump Group SpA	2,893	19,797
	Manifattura Lane Gaetano Marzotto & Figli SpA	3,506	15,155
	Merloni Elettrodomestici SpA	2,500	31,279
	Permasteelisa SpA	913	16,504
	Pirelli & C.Real Estate SpA	1,000	61,840
	Premafin Finanziaria SpA Holding di Partecipazioni	21,959	64,335

26

	Recordati SpA	4,000	29,601
	Risanamento Napoli SpA	3,493	19,716
*	Seat Pagine Gialle SpA, Torino	34,412	17,463
*	SNIA SpA	5,304	510
	Societe Cattolica di Assicurazoni Scarl SpA	990	56,521
*	Sorin SpA	10,530	20,218
*	STA Metallurgica Italiana SpA	15,500	7,734
* #	Tiscali SpA	5,662	16,672
	Tod’s Group SpA	328	23,982
*	Valentino Fashion Group SpA	1,000	26,778
	Vianini Lavori SpA	5,720	61,709

TOTAL — ITALY			1,124,279

GREECE — (2.0%)
COMMON STOCKS — (2.0%)
	Athens Water Supply & Sewage Co. S.A.	4,400	43,907
	Attica Holdings S.A.	7,500	39,591
	Babis Vovos S.A.	2,600	52,756
*	Bank of Attica S.A.	6,400	49,950
	Bank of Greece	300	40,752
	Delta Holdings S.A.	1,250	19,494
	Egnatia Bank S.A.	2,980	21,288
	Fourlis S.A.	2,390	30,988
*	Geniki Bank	1,850	27,271
	Germanos S.A.	3,800	79,449
	Hellenic Duty Free Shops S.A.	3,700	68,941
	Hellenic Technodomiki S.A.	9,312	80,375
	Heracles General Cement Co.	5,400	82,207
	Hyatt Regency S.A.	4,700	62,508
	Iaso S.A.	2,560	13,328
	Intracom S.A.	5,500	40,269
	J&P-Avax S.A.	5,200	30,858
	Kego S.A.	4,390	7,823
	Lambrakis Press S.A.	6,399	29,401
	Mailis (M.J.) S.A.	4,270	18,134
	Metka S.A.	1,850	20,727
	Mytilineos Holdings S.A.	1,750	53,299
	N.B.G. Real Estate Development Co.	6,100	40,889
	Notos Com.Holdings S.A.	4,860	20,950
	Technical Olympic S.A.	5,500	35,365
	Viohalco S.A.	9,200	101,378

TOTAL — GREECE			1,111,898

BELGIUM — (1.2%)
COMMON STOCKS — (1.2%)
	Ackermans & Van Haaren SA	1,200	73,975
	Barco NV	500	41,934
	Bekaert SA	500	51,357
#	Brederode SA	592	19,679
	Cofinimmo SA	365	57,862

27

	Compagnie Maritime Belge SA	1,500	48,591
	Cumerio	525	13,411
*	Cumerio VVPR	25	3
	Deceuninck SA	1,300	41,799
	D’Ieteren SA	185	55,537
	Euronav SA	1,500	43,562
	Exmar NV	300	34,339
*	Immobel (Cie Immobiliere de Belgique SA)	200	9,677
	Omega Pharma SA	1,200	64,987
*	Option NV	396	40,109
	Quick Restaurants SA	797	22,827
*	Spector Photo Group SA	188	365
	Tessenderlo Chemie NV	800	28,195
	Warehouses De Pauw SCA	184	9,657
TOTAL COMMON STOCKS			657,866

RIGHTS/WARRANTS — (0.0%)
*	Umicore-Strip VVPR	25	3

TOTAL — BELGIUM			657,869

SPAIN — (1.1%)
COMMON STOCKS — (1.1%)
	Abengoa SA	2,800	66,526
*	Amper SA	1,600	15,479
	Banco de Andalucia SA	224	24,150
	Banco Guipuzcoano SA	932	27,631
	Campofrio Alimentacion SA	1,466	25,239
	Compania de Distribucion Integral Logista SA	1,100	59,032
	Europistas Concesionaria Espanola SA	3,835	23,324
	Faes Farma SA	2,374	52,827
	Grupo Empresarial Ence SA	1,200	41,481
	Iberpapel Gestion SA	936	20,320
	Inmobiliaria Urbis SA	4,600	98,441
	Prosegur Cia de Seguridad SA	2,200	55,045
*	Puleva Biotech SA	244	770
	Tele Pizza SA	9,439	23,400
	Tubacex SA	5,465	28,720
	Tubos Reunidos SA	1,479	20,559
	Uralita SA	5,700	28,870
	Viscofan Industria Navarra de Envolturas Celulosicas SA	2,730	36,926

TOTAL — SPAIN			648,740

NORWAY — (1.1%)
COMMON STOCKS — (1.1%)
	Aker Yards ASA	877	51,837
	Bonheur ASA	100	10,118
	Ekornes ASA	1,600	31,324
*	Eltek ASA	1,200	17,848
*	Fjord Seafood ASA	20,000	19,930

28

	Ganger Rolf ASA	240	22,991
*	Nera ASA	4,600	9,940
*	Ocean Rig ASA	2,000	25,786
	Prosafe ASA	1,400	69,455
#	Rieber and Son ASA Series A	3,600	27,514
*	Sinvest ASA	2,500	38,369
*	Sparebanken Midt-Norge	1,000	12,069
	Tandberg ASA Series A	5,200	40,097
*	Tandberg Television ASA	2,600	45,892
*	Tgs-Nopec Geophysical Co. ASA	500	28,169
	Tomra Systems ASA	9,200	73,019
	Visma ASA	1,300	20,186
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	2,800	93,795

TOTAL — NORWAY			638,339

DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
*	Alk-Abello A.S.	120	14,340
*	Almindelig Brand A.S.	778	39,896
*	Auriga Industries A.S. Series B	400	12,260
	Bang & Olufsen Holding A.S. Series B	450	53,527
	Bryggerigruppen A.S.	250	26,350
	DFDS A.S., Copenhagen	384	24,243
	FLSmidth & Co. A.S.	1,240	38,884
	Forstaedernes Bank A.S.	100	12,702
*	Genmab A.S.	800	23,166
	NKT Holding A.S.	960	48,574
*	SAS Danmark A.S.	1,739	23,462
	Simcorp A.S.	200	26,042
	Spar Nord Bank A.S.	165	27,935
	Sparbank Vest A.S.	225	15,456
	Sydbank A.S.	1,600	47,023
*	Topdanmark A.S.	1,450	146,652
	Treka A.S.	700	18,460

TOTAL — DENMARK			598,972

IRELAND — (1.1%)
COMMON STOCKS — (1.1%)
	Abbey P.L.C.	1,809	22,434
	DCC P.L.C.	2,250	51,259
*	Dragon Oil P.L.C.	5,358	20,551
	FBD Holdings P.L.C.	1,308	63,431
	Fyffes P.L.C.	13,698	34,254
	Glanbia P.L.C.	12,578	41,230
	Greencore Group P.L.C.	7,282	29,847
	IAWS Group P.L.C.	4,260	71,091
	Independent News & Media P.L.C.	15,021	47,812
	Irish Intercontental Group P.L.C.	1,483	20,319
	Kingspan Group P.L.C.	7,161	103,410
	McInerney Holdings P.L.C.	1,965	29,406

29

	Paddy Power P.L.C.	1,121	17,692
	United Drug P.L.C.	9,100	41,529
*	Waterford Wedgwood P.L.C.	70,325	4,443

TOTAL — IRELAND			598,708

FINLAND — (1.1%)
COMMON STOCKS — (1.1%)
	Amer Group Oyj Series A	3,300	69,000
	Elcoteq Network Oyj	500	11,042
	Finnair Oyj	3,800	59,525
	Finnlines Oyj	1,800	34,335
	Huhtamaki Oyj	4,350	80,605
	KCI Konecranes International Oyj	600	37,819
	Kemira GrowHow Oyj	977	7,077
	Kemira Oyj	4,600	79,610
	Okobank Class A	3,200	53,837
	Perlos Oyj	1,800	14,643
	Raisio Group P.L.C. Series V	4,000	10,398
	Sponda Oyj	2,507	25,543
*	Stonesoft Corp.	2,191	1,149
	Uponor Oyj Series A	3,000	78,508
	Vaisala Oyj Series A	700	22,858
*	Viking Line AB	400	11,209

TOTAL — FINLAND			597,158

CANADA — (1.0%)
COMMON STOCKS — (1.0%)
*	Algoma Steel, Inc.	1,000	26,486
*	ATS Automation Tooling System, Inc.	1,700	27,076
*	Axcan Pharma, Inc.	1,200	14,561
*	Ballard Power Systems, Inc.	2,300	14,066
*	Blackrock Ventures, Inc.	2,500	26,112
*	Cambior, Inc.	3,500	10,410
	Canadian Western Bank	700	23,400
*	Cardiome Pharma Corp.	1,000	11,949
	CCL Industries, Inc. Class B Non-Voting	800	21,998
	Corus Entertainments, Inc. Class B Non-Voting	900	28,391
*	Dundee Corp. Class A Subordinate Voting	700	20,080
*	Forzani Group, Ltd. Class A	900	11,887
	Kingsway Financial Services, Inc.	1,200	24,529
	Laurentian Bank of Canada	600	18,700
	Leon’s Furniture Ltd.	600	21,694
*	Lions Gate Entertainment Corp.	2,100	19,144
*	Mega Bloks, Inc.	200	4,609
*	Northern Orion Resources, Inc.	2,300	8,500
*	Open Text Corp.	1,300	22,833
*	Pason Systems, Inc.	500	14,211
	Reitmans Canada, Ltd.	1,400	23,874
*	Rider Resources, Ltd.	1,200	16,039
*	Royal Group Technologies, Ltd.	2,200	21,798

30

	Russel Metals, Inc.	1,200	27,306
*	Saskatchewan Wheat Pool	3,500	25,839
*	Sino-Forest Corp.	1,800	9,883
*	Stantec, Inc.	600	21,462
*	Tesco Corp.	500	9,279
*	Yamana Gold, Inc.	4,800	43,082

TOTAL — CANADA			569,198

AUSTRIA — (0.8%)
COMMON STOCKS — (0.8%)
	Agrana Beteiligungs AG	319	29,664
	Andritz AG	212	27,423
	Boehler-Uddeholm AG	385	72,226
	BWT AG	472	14,187
*	CA Immobilien Anlagen AG	1,157	29,318
*	Christ Water Techology AG	472	5,289
	Flughafen Wien AG	543	43,793
	Lenzing AG	106	23,386
	Mayr-Melnhof Karton AG	420	61,808
	Oberbank AG	305	31,451
	Palfinger AG	226	17,139
*	RHI AG	833	23,762
	Schoeller-Bleckmann Oilfield Equipment AG	838	26,956
*	Sparkassen Immobilien AG	1,900	19,822

TOTAL — AUSTRIA			426,224

PORTUGAL — (0.6%)
COMMON STOCKS — (0.6%)
*	Impresa Sociedade Gestora de Participacoes Socias SA	3,054	18,558
	Jeronimo Martins SGPS SA	7,618	123,970
	Portucel-Empresa Produtora de Pasta de Papel SA	20,700	52,805
	Sociedade de Investimento e Gestao SGPS SA	6,200	61,559
*	Sonaecom SGPS SA	13,800	69,471
	Teixeira Duarte Engenharia e Construcoes SA	22,200	39,447

TOTAL — PORTUGAL			365,810

NEW ZEALAND — (0.5%)
COMMON STOCKS — (0.5%)
	Cavalier Corp., Ltd.	8,600	15,357
	Fisher & Paykel Apppliances Holdings, Ltd.	8,068	20,899
	Nuplex Industries, Ltd.	4,238	14,419
	Port of Tauranga, Ltd.	11,600	35,324
	Pyne Gould Guinness, Ltd.	12,978	16,349
	Ryman Healthcare Group, Ltd.	6,223	22,003
	Sanford, Ltd.	6,562	17,563
	Steel & Tube Holdings, Ltd.	5,579	15,387
*	Tower, Ltd.	47,501	67,206
	Waste Management NZ, Ltd.	13,200	56,321

TOTAL — NEW ZEALAND			280,828

31

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Promet Berhad	23,000	0

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS — (11.7%)

Repurchase Agreement, Deutsche Bank Securities 4.52%, 03/01/06 (Collateralized by $$11,962,662 U.S. STRIPS, rates ranging from 0% to 6.125%, maturities ranging from 08/15/07 to 08/15/26, valued at $6,664,412) to be repurchased at $6,534,557	$6,534	6,533,737

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $76,000 FHLMC Notes 4.00%, 09/22/09, valued at $74,955) to be repurchased at $73,009	73	73,000
TOTAL TEMPORARY CASH INVESTMENTS		6,606,737

TOTAL INVESTMENTS - (100.0%)
(Cost $42,762,913)##		$56,386,588

32

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

	Face Amount	Value†
	(000)
UNITED STATES — (68.4%)
AGENCY OBLIGATIONS — (33.3%)
Federal Farm Credit Bank
2.250%, 09/01/06	$1,600	$1,5791,454
2.600%, 09/07/06	900	889,637
2.750%, 09/29/06	200	197,586
1.875%, 01/16/07	1,500	1,461,117
4.600%, 01/23/07	800	797,624
Federal Home Loan Bank
1.875%, 06/15/06	900	892,360
3.500%, 08/15/06	1,000	993,816
2.750%, 11/15/06	425	418,661
2.875%, 02/15/07	1,200	1,177,006
Federal Home Loan Mortgage Corporation
2.750%, 08/15/06	700	693,337
2.750%, 10/15/06	1,500	1,480,467
2.875%, 12/15/06	1,500	1,476,423
Federal National Mortgage Association
3.125%, 07/15/06	1,400	1,390,994
2.625%, 01/19/07	2,100	2,058,477
2.375%, 02/15/07	700	683,361
5.250%, 04/15/07	1,500	1,504,765
TOTAL AGENCY OBLIGATIONS		17,695,085

BONDS — (21.5%)
Bank of America Corp.
7.125%, 09/15/06	1,500	1,515,573
Citigroup, Inc.
5.000%, 03/06/07	1,200	1,198,069
General Electric Capital Corp.
2.970%, 07/26/06	800	794,052
KFW International Finance, Inc.
5.250%, 06/28/06	1,300	1,300,842
Landesbank Baden-Wuerttemberg
4.150%, 03/30/07	1,200	1,181,003
Pfizer, Inc.
2.500%, 03/15/07	1,100	1,070,836
Toyota Motor Credit Corp.
2.900%, 07/14/06	1,200	1,191,322
US Bank NA
2.850%, 11/15/06	1,300	1,280,286
Wal-Mart Stores, Inc.
5.450%, 08/01/06	600	601,312
Wells Fargo & Co.
5.125%, 02/15/07	1,300	1,297,916
TOTAL BONDS		11,431,211

1

COMMERCIAL PAPER — (13.6%)
CC (USA), Inc.
4.810%, 08/30/06	300	292,506
Ixis Commercial Paper
4.320%, 07/06/06	1,500	1,474,642
Nordea North America, Inc.
4.465%, 10/02/06	1,500	1,455,459
Queensland Treasury Corp.
4.280%, 07/12/06	1,000	982,259
Sigma Finance Corp.
4.720%, 10/26/06	500	483,536
Societe Generale North America
4.530%, 08/29/06	700	682,751
4.540%, 09/01/06	800	779,944
UBS Finance Delaware, Inc.
4.270%, 07/17/06	1,100	1,079,718
TOTAL COMMERCIAL PAPER		7,230,815

TOTAL — UNITED STATES		36,357,111

CANADA — (10.5%)
BONDS — (10.5%)
British Columbia, Province of
4.625%, 10/03/06	1,400	1,397,113
Canadian Government
6.750%, 08/28/06	1,400	1,412,326
Manitoba, Province of
4.250%, 11/20/06	1,400	1,392,616
Ontario, Province of
2.650%, 12/15/06	1,400	1,374,954
TOTAL — CANADA		5,577,009

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.8%)
BONDS — (8.8%)
Asian Development Bank
4.875%, 02/05/07	1,300	1,299,278
European Investment Bank
3.000%, 08/15/06	1,200	1,190,532
International Finance Corp.
4.750%, 04/30/07	1,000	994,049
World Bank (International Bank for Reconstruction & Development)
4.375%, 09/28/06	1,200	1,197,373
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		4,681,232

AUSTRIA — (2.5%)
BONDS — (2.5%)
Oesterreichische Kontrollbank AG
5.125%, 03/20/07	1,300	1,304,416

2

SPAIN — (2.2%)
BONDS — (2.2%)
Instituto de Credito Oficial
4.625%, 11/29/06	1,200	1,194,886

GERMANY — (1.9%)
BONDS — (1.9%)
Landwirtschaft Rentenbank
4.875%, 03/12/07	1,000	1,000,273

SWEDEN — (1.8%)
BONDS — (1.8%)
Swedish Export Credit Corp.
2.875%, 01/26/07	1,000	983,837

NORWAY — (1.7%)
BONDS — (1.7%)
Eksportfinans ASA
5.750%, 06/06/06	900	901,746

UNITED KINGDOM — (1.7%)
BONDS — (1.7%)
BP Capital Markets P.L.C.
2.750%, 12/29/06	900	884,418

TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $300,000 FHLMC Notes 4.00%, 09/22/09, valued at $295,875) to be repurchased at $291,036	291	291,000

TOTAL INVESTMENTS — (100.0%)
(Cost $53,545,137)##		$53,175,928

3

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

	Face Amount ^	Value†
	(000)
UNITED STATES — (20.2%)
AGENCY OBLIGATIONS — (12.2%)
Federal Home Loan Bank
2.375%, 08/15/06	400	$395,526
2.750%, 11/15/06	900	886,576
3.750%, 01/16/07	500	494,961
Federal Home Loan Mortgage Corporation
2.750%, 10/15/06	700	690,885
3.750%, 11/15/06	800	793,592
@ 5.750%, 09/15/10	2,400	3,143,947
Federal National Mortgage Association
3.000%, 11/22/06	1,500	1,479,713
TOTAL AGENCY OBLIGATIONS		7,885,200

BONDS — (4.0%)
Fleetboston Financial Corp.
4.875%, 12/01/06	1,200	1,197,590
General Electric Capital Corp.
3.250%, 01/28/10	1,000	125,853
1.750%, 02/12/10	1,000	747,554
2.750%, 08/17/10	3,000	370,358
KFW International Finance, Inc.
1.750%, 03/23/10	20,000	177,988
TOTAL BONDS		2,619,343

CERTIFICATE OF DEPOSIT INTEREST BEARING — (2.9%)
Deutsche Bank AG
5.020%, 02/21/07	400	400,000
Wells Fargo Bank NA
4.850%, 01/30/07	1,500	1,492,514
TOTAL CERTIFICATE OF DEPOSIT INTEREST BEARING		1,892,514

COMMERCIAL PAPER — (1.1%)
Beta Finance Corp.
4.760%, 08/21/06	700	683,460
TOTAL — UNITED STATES		13,080,517

CANADA — (13.7%)
BONDS — (13.7%)
British Columbia, Province of
6.375%, 08/23/10	1,250	1,197,237

1

Canada Housing Trust
4.650%, 09/15/09	1,800	1,610,489
Canadian Government
3.250%, 12/01/06	1,650	1,444,485
General Electric Capital Canada Funding Co.
3.650%, 06/07/10	1,800	1,538,248
Ontario, Province of
5.200%, 03/08/07	400	356,123
6.200%, 11/19/09	1,500	1,410,696
Toyota Credit Canada, Inc.
4.250%, 06/17/09	1,000	878,921
4.750%, 06/29/09	500	445,994
TOTAL — CANADA		8,882,193

GERMANY — (12.8%)
BONDS — (12.8%)
Bayerische Landesbank
5.750%, 06/02/10	1,400	1,827,246
Bundesobligation
2.500%, 10/08/10	1,000	1,153,703
DSL Bank AG
1.750%, 10/07/09	50,000	444,696
KFW-Kreditanstalt Fuer Wiederaufbau AG
3.750%, 01/28/09	400	51,353
1.850%, 09/20/10	120,000	1,072,098
Landeskreditbank Baden-Wuerttemberg Foerderbank
3.000%, 12/22/08	2,000	1,562,320
4.500%, 01/26/09	650	575,074
Landwirtschaftliche Rentenbank
4.250%, 09/01/09	1,800	1,583,880
TOTAL — GERMANY		8,270,370

SWEDEN — (8.1%)
BONDS — (8.1%)
Kommuninvest I Sverige AB
4.100%, 05/11/09	6,000	780,109
Stockholm, Sweden
3.375%, 03/08/10	9,700	1,233,753
Sweden, Kingdom of
6.500%, 05/05/08	3,000	408,973
Swedish Export Credit Corp.
(A)	2.875%, 01/26/07	300	295,151
@	2.750%, 05/30/07	1,000	1,189,184
Swedish Government
4.000%, 12/01/09	10,300	1,346,085
TOTAL — SWEDEN	5,253,255

AUSTRIA — (7.3%)
BONDS — (7.3%)
Asfinag
3.250%, 10/19/09	260	309,611
Austria, Republic of
3.000%, 08/21/09	1,200	945,621
Oesterreichische Kontrollbank AG
1.800%, 03/22/10	195,000	1,738,729
PFandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
1.600%, 02/15/11	200,000	1,762,471
TOTAL — AUSTRIA	4,756,432

2

NETHERLANDS — (7.2%)
BONDS — (7.2%)
Bank Nederlandse Gemeenten NV
3.000%, 04/15/10	1,100	1,296,377
Netherlands, Government of
5.500%, 07/15/10	1,500	1,950,195
Rabobank Nederland NV
4.250%, 01/05/09	1,600	1,406,274
TOTAL — NETHERLANDS		4,652,846

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.4%)
BONDS — (6.4%)
African Development Bank
1.950%, 03/23/10	100,000	891,975
European Investment Bank
4.000%, 04/15/09	10,800	1,404,137
Inter-American Development Bank
5.625%, 06/29/09	940	867,460
1.900%, 07/08/09	110,000	983,316
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		4,146,888

FRANCE — (6.4%)
BONDS — (6.4%)
Caisse D’Amortissement de la Dette Sociale SA
3.125%, 07/12/10	1,300	1,539,807
ERAP
3.750%, 04/25/10	500	606,946
French Treasury Note BTAN
2.500%, 07/12/10	1,300	1,502,919
UNEDIC
3.000%, 02/02/10	400	471,541
TOTAL — FRANCE		4,121,213

JAPAN — (4.8%)
BONDS — (4.8%)
GlaxoSmithKline Capital KK
@ 3.250%, 06/03/09	1,250	1,486,763
Toyota Motor Credit Corp.
0.550%, 06/30/10	190,000	1,600,171
TOTAL — JAPAN		3,086,934

UNITED KINGDOM — (2.7%)
BONDS — (2.7%)
Bank of England
@ 2.500%, 01/28/08	500	589,755
Network Rail Finance P.L.C.
@ 3.125%, 03/30/09	1,000	1,186,562
TOTAL — UNITED KINGDOM		1,776,317

3

NORWAY — (2.7%)
BONDS — (2.7%)
Eksportfinans ASA
1.800%, 06/21/10	193,000	1,719,488

DENMARK — (2.5%)
BONDS — (2.5%)
Denmark, Kingdom of
4.000%, 08/15/08	10,000	1,626,977

BELGIUM — (2.4%)
BONDS — (2.4%)
Belgium, Kingdom of
3.000%, 03/28/10	1,300	1,536,599

FINLAND — (1.7%)
BONDS — (1.7%)
Finland, Republic of
(A)	4.750%, 03/06/07	1,100	1,095,767

TEMPORARY CASH INVESTMENTS — (1.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $712,000 FHLMC Notes 4.00%, 09/22/09, valued at $702,210) to be repurchased at $691,084	691	691,000

TOTAL INVESTMENTS — (100.0%) (Cost $65,121,689)##	$64,696,796

4

Organizational Note

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Fund consists of forty-one portfolios, all of which are included in this document.  The Fund’s investment advisor is Dimensional Fund Advisors Inc.  Some of the portfolios of the Fund are feeder funds in a master-feeder structure.  The Master Funds are part of other entities that are also advised by Dimensional Fund Advisors Inc.  The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation Note

Each Feeder Fund, with the exception of the International Small Company Portfolio (which invests in the four funds indicated on its Schedule of Investments), invests solely in a corresponding Master Fund.  Master Fund shares held by the following Feeder Funds: (Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small XM Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, Emerging Markets Value Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, and LWAS/DFA International High Book to Market Portfolio) are valued at their respective Master Fund’s daily net asset values.  For the other following Feeder Funds (U.S. Large Company Portfolio,  International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Tax-Managed U.S. Marketwide Value Portfolio, and Tax-Managed U.S. Equity Portfolio), their investments reflect each of their proportionate interest in the net assets of the corresponding Master Fund.

Securities held by the Domestic Equity Portfolios (U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, DFA Real Estate Securities Portfolio, Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, VA Small Value Portfolio, and VA Large Value Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Core Equity Portfolio, Tax-Managed DFA International Value Portfolio, VA International Value Portfolio, and VA International Small Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”).  If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.  Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated.  When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio.  When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Municipal Bond Portfolio, VA Short-Term Fixed Portfolio, and VA Global Bond Portfolio (the “Fixed Income Portfolios”) are valued at the most recently quoted bid price or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.  Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Federal Tax Cost Note

At February 28, 2006, the total cost of securities for federal income tax purposes was:

U.S. Large Company Portfolio	$1,887,154,458
Enhanced U.S. Large Company Portfolio	320,026,778
U.S. Large Cap Value Portfolio	3,467,860,027
U.S. Small XM Value Portfolio	154,006,427
U.S. Small Cap Value Portfolio	5,526,385,478
U.S. Core Equity 1 Portfolio	253,755,654
U.S. Core Equity 2 Portfolio	367,378,630
U.S. Vector Equity Portfolio	147,886,461
U.S. Small Cap Portfolio	2,394,702,691
U.S. Micro Cap Portfolio	3,263,409,691
DFA Real Estate Securities Portfolio	1,470,533,252
Large Cap International Portfolio	1,058,414,194
International Core Equity Portfolio	280,368,399
International Small Company Portfolio	2,454,545,580
Japanese Small Company Portfolio	275,743,559
Asia Pacific Small Company Portfolio	68,227,439
United Kingdom Small Co. Portfolio	13,626,160
Continental Small Company Portfolio	40,068,092
DFA International Small Cap Value Portfolio	4,234,284,339
Emerging Markets Portfolio	1,248,317,719
Emerging Markets Value Portfolio	1,631,244,467
Emerging Markets Small Cap Portfolio	453,353,420
Emerging Markets Core Equity Portfolio	331,524,516
DFA One-Year Fixed Income Portfolio	2,289,973,778
DFA Two-Year Global Fixed Income Portfolio	2,137,360,288
DFA Five Year Government Portfolio	816,401,805
DFA Five-Year Global Fixed Income Portfolio	1,877,299,036
DFA Intermediate Government Fixed Income Portfolio	534,965,500
DFA Short-Term Municipal Bond Portfolio	547,437,892
Tax-Managed U.S. Marketwide Value Portfolio	1,371,826,556
Tax-Managed U.S. Small Cap Value Portfolio	2,136,878,232
Tax-Managed U.S. Small Cap Portfolio	994,620,056
Tax-Managed DFA International Value Portfolio	1,332,631,599
Tax-Managed U.S. Equity Portfolio	934,207,113
LWAS/DFA International High Book to Market Portfolio	82,266,287
VA Small Value Portfolio	74,043,179
VA Large Value Portfolio	78,289,201
VA International Value Portfolio	52,316,035
VA International Small Portfolio	42,773,585
VA Short-Term Fixed Portfolio	53,545,137
VA Global Bond Portfolio	65,121,689

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (86.3%)
Financials — (17.7%)
	Ace, Ltd.	121,175	$6,753,083
#	AFLAC, Inc.	188,121	8,700,596
	Allstate Corp.	243,876	13,359,527
	AMBAC Financial Group, Inc.	39,577	2,974,212
	American Express Co.	466,794	25,150,861
#	American International Group, Inc.	975,812	64,754,884
	Ameriprise Financial, Inc.	92,483	4,206,127
	AmSouth Bancorporation	131,044	3,636,471
	AON Corp.	120,260	4,763,499
	Bank of America Corp.	1,746,223	80,064,325
#	Bank of New York Co., Inc.	289,559	9,914,500
	BB&T Corp.	203,891	8,059,811
#	Bear Stearns Companies, Inc.	42,668	5,736,286
#	Capital One Financial Corp.	112,628	9,866,213
	Chubb Corp.	75,187	7,199,155
	Cincinnati Financial Corp.	65,724	2,915,517
	CIT Group, Inc.	75,086	4,037,374
	Citigroup, Inc.	1,901,873	88,189,851
#	Comerica, Inc.	62,164	3,563,240
#	Compass Bancshares, Inc.	46,801	2,353,154
#	Countrywide Financial Corp.	224,545	7,742,312
*	E*TRADE Financial Corp.	153,833	3,935,048
	Fannie Mae	363,832	19,894,334
	Federated Investors, Inc.	31,845	1,238,452
#	Fifth Third Bancorp	208,572	8,061,308
	First Horizon National Corp.	47,411	1,854,244
	Franklin Resources, Inc.	55,855	5,735,191
	Freddie Mac	259,749	17,504,485
	Genworth Financial, Inc.	141,624	4,506,476
#	Golden West Financial Corp.	95,840	6,807,515
	Hartford Financial Services Group, Inc.	112,934	9,303,503
#	Huntington Bancshares, Inc.	85,769	2,062,744
#	Janus Capital Group, Inc.	81,088	1,778,260
	Jefferson-Pilot Corp.	50,362	3,034,310
#	JPMorgan Chase & Co.	1,315,429	54,116,749
#	KeyCorp	153,325	5,714,423
	Lehman Brothers Holdings, Inc.	99,000	14,449,050
	Lincoln National Corp.	65,115	3,696,579
	Loews Corp.	50,973	4,702,769
	M&T Bank Corp.	30,013	3,373,461
#	Marsh & McLennan Companies, Inc.	204,807	6,330,584
	Marshall & Ilsley Corp.	78,646	3,460,424
#	MBIA, Inc.	50,363	2,958,323

1

	Mellon Financial Corp.	157,192	5,673,059
	Merrill Lynch & Co., Inc.	345,516	26,677,290
#	MetLife, Inc.	284,675	14,267,911
	MGIC Investment Corp.	34,084	2,172,855
#	Moody’s Corp.	93,297	6,250,899
#	Morgan Stanley	405,240	24,176,618
	National City Corp.	207,248	7,212,230
	North Fork Bancorporation, Inc.	178,862	4,568,135
	Northern Trust Corp.	69,694	3,674,268
	Plum Creek Timber Co., Inc.	69,185	2,570,223
#	PNC Financial Services Group	109,881	7,730,128
#	Principal Financial Group, Inc.	105,303	5,130,362
	Progressive Corp.	74,170	7,969,566
	Prudential Financial, Inc.	189,851	14,626,121
	Regions Financial Corp.	172,148	5,987,307
	SAFECO Corp.	46,395	2,389,806
	Schwab (Charles) Corp.	387,841	6,286,903
	SLM Corp.	156,886	8,849,939
	Sovereign Bancorp, Inc.	134,299	2,797,448
	State Street Corp.	123,311	7,704,471
#	SunTrust Banks, Inc.	135,826	9,829,728
	Synovus Financial Corp.	117,410	3,328,573
	T. Rowe Price Group, Inc.	49,141	3,773,046
	The Goldman Sachs Group, Inc.	169,502	23,948,938
#	The St. Paul Travelers Companies, Inc.	260,358	11,190,187
	Torchmark Corp.	38,968	2,130,381
	U.S. Bancorp	682,794	21,105,163
#	UnumProvident Corp.	112,018	2,317,652
#	Wachovia Corp.	584,002	32,744,992
#	Washington Mutual, Inc.	370,953	15,839,693
	Wells Fargo & Co.	628,667	40,360,421
#	XL Capital, Ltd.	65,522	4,426,011
	Zions Bancorporation	39,272	3,240,725
Total Financials			889,410,279

Information Technology — (13.3%)
* #	ADC Telecommunications, Inc.	43,750	1,107,750
#	Adobe Systems, Inc.	226,071	8,730,862
*	Advanced Micro Devices, Inc.	151,901	5,874,012
*	Affiliated Computer Services, Inc. Class A	46,700	2,938,364
*	Agilent Technologies, Inc.	154,546	5,563,656
*	Altera Corp.	136,233	2,730,109
	Analog Devices, Inc.	137,861	5,258,019
*	Andrew Corp.	61,045	827,770
* #	Apple Computer, Inc.	316,826	21,715,254
#	Applied Materials, Inc.	609,946	11,186,410
* #	Applied Micro Circuits Corp.	112,323	405,486
	Autodesk, Inc.	86,786	3,267,493
	Automatic Data Processing, Inc.	216,812	10,014,546
* #	Avaya, Inc.	157,396	1,750,244
*	BMC Software, Inc.	81,292	1,777,856
*	Broadcom Corp.	163,143	7,356,118
	CA Inc.	172,554	4,686,567
*	Ciena Corp.	217,321	873,630
*	Cisco Sytems, Inc.	2,309,249	46,739,200

2

*	Citrix Systems, Inc.	66,335	2,146,601
*	Computer Sciences Corp.	69,591	3,781,575
*	Compuware Corp.	145,694	1,196,148
*	Comverse Technology, Inc.	75,900	2,182,884
*	Convergys Corp.	52,601	913,679
*	Corning, Inc.	572,912	13,984,782
*	Dell, Inc.	884,753	25,657,837
*	eBay, Inc.	429,658	17,212,099
* #	Electronic Arts, Inc.	113,035	5,874,429
	Electronic Data Systems Corp.	196,058	5,234,749
*	EMC Corp.	898,792	12,601,064
	First Data Corp.	287,219	12,962,193
* #	Fiserv, Inc.	69,387	2,879,561
*	Freescale Semiconductor, Inc. Class B	154,242	4,170,704
*	Gateway, Inc.	99,605	235,068
	Hewlett-Packard Co.	1,077,046	35,337,879
	Intel Corp.	2,266,518	46,690,271
	International Business Machines Corp.	593,770	47,644,105
*	Intuit, Inc.	66,539	3,232,465
*	Jabil Circuit, Inc.	65,420	2,476,147
*	JDS Uniphase Corp.	621,239	1,888,567
#	KLA-Tencor Corp.	74,171	3,873,951
*	Lexmark International, Inc.	43,647	2,055,337
#	Linear Technology Corp.	114,562	4,222,755
*	LSI Logic Corp.	147,222	1,435,415
* #	Lucent Technologies, Inc.	1,671,018	4,678,850
#	Maxim Integrated Products, Inc.	123,210	4,816,279
*	Micron Technology, Inc.	232,379	3,604,198
	Microsoft Corp.	3,441,542	92,577,480
	Molex, Inc.	53,924	1,716,401
	Motorola, Inc.	936,437	20,039,752
	National Semiconductor Corp.	129,212	3,624,397
* #	NCR Corp.	68,982	2,765,488
* #	Network Appliance, Inc.	139,895	4,638,918
*	Novell, Inc.	143,559	1,365,246
*	Novellus Systems, Inc.	50,158	1,340,723
*	Nvidia Corp.	64,402	3,035,266
*	Oracle Corp.	1,413,814	17,559,570
*	Parametric Technology Corp.	40,941	623,125
	Paychex, Inc.	125,347	5,020,147
* #	PMC-Sierra, Inc.	68,879	703,255
*	QLogic Corp.	30,218	1,243,169
	Qualcomm, Inc.	618,086	29,179,840
#	Sabre Holdings Corp.	49,344	1,190,671
*	Sanmina-SCI Corp.	197,584	762,674
*	Solectron Corp.	343,482	1,239,970
* #	Sun Microsystems, Inc.	1,283,583	5,352,541
*	Symantec Corp.	406,563	6,866,849
#	Symbol Technologies, Inc.	94,315	1,095,940
	Tektronix, Inc.	31,336	965,149
*	Tellabs, Inc.	168,587	2,476,543
*	Teradyne, Inc.	74,067	1,243,585
#	Texas Instruments, Inc.	608,318	18,158,292
*	Unisys Corp.	128,297	857,024
*	VeriSign, Inc.	96,350	2,279,641

3

*	Xerox Corp.	361,083	5,380,137
	Xilinx, Inc.	131,044	3,574,880
* #	Yahoo!, Inc.	474,729	15,219,812
Total Information Technology			667,889,423

Health Care — (11.4%)
	Abbott Laboratories	583,187	25,765,202
	Aetna, Inc.	215,083	10,969,233
#	Allergan, Inc.	49,447	5,353,132
	AmerisourceBergen Corp.	78,342	3,602,949
* #	Amgen, Inc.	464,047	35,030,908
	Applera Corp. - Applied Biosystems Group	70,609	1,996,116
	Bard (C.R.), Inc.	39,375	2,578,669
*	Barr Laboratories, Inc.	692	46,489
	Bausch & Lomb, Inc.	20,246	1,401,226
	Baxter International, Inc.	234,640	8,881,124
	Becton Dickinson & Co.	94,722	6,048,000
* #	Biogen Idec, Inc.	127,585	6,028,391
#	Biomet, Inc.	93,603	3,407,149
* #	Boston Scientific Corp.	221,799	5,416,332
#	Bristol-Myers Squibb Co.	735,497	16,989,981
	Cardinal Health, Inc.	160,957	11,685,478
* #	Caremark Rx, Inc.	169,095	8,412,476
* #	Chiron Corp.	41,104	1,877,220
	Cigna Corp.	47,309	5,807,180
* #	Coventry Health Care, Inc.	61,045	3,639,503
	Eli Lilly & Co.	427,318	23,767,427
*	Express Scripts, Inc.	54,737	4,776,898
* #	Fisher Scientific International, Inc.	46,089	3,141,426
*	Forest Laboratories, Inc.	126,974	5,828,107
*	Genzyme Corp.	97,062	6,730,279
*	Gilead Sciences, Inc.	172,148	10,719,656
	Guidant Corp.	124,736	9,574,735
#	HCA, Inc.	159,329	7,631,859
#	Health Management Associates, Inc.	92,891	1,977,649
*	Hospira, Inc.	60,435	2,399,269
*	Humana, Inc.	61,248	3,164,684
	IMS Health, Inc.	77,730	1,873,293
	Johnson & Johnson	1,118,454	64,478,873
*	King Pharmaceuticals, Inc.	90,856	1,476,410
*	Laboratory Corp. of America Holdings	49,955	2,902,885
	Manor Care, Inc.	29,709	1,228,467
	McKesson Corp.	115,680	6,261,758
*	Medco Health Solutions, Inc.	115,580	6,440,118
* #	Medimmune, Inc.	92,484	3,374,741
	Medtronic, Inc.	454,788	24,535,813
	Merck & Co., Inc.	822,079	28,657,674
*	Millipore Corp.	19,535	1,354,362
	Mylan Laboratories, Inc.	82,207	1,890,761
* #	Patterson Companies, Inc.	51,990	1,873,720
	PerkinElmer, Inc.	49,142	1,169,088
#	Pfizer, Inc.	2,771,262	72,579,352
	Quest Diagnostics, Inc.	62,266	3,292,003
	Schering-Plough Corp.	555,615	10,278,877
*	St. Jude Medical, Inc.	137,860	6,286,416

4

	Stryker Corp.	109,577	5,064,649
* #	Tenet Healthcare Corp.	176,422	1,391,970
* #	Thermo Electron Corp.	60,944	2,109,881
	UnitedHealth Group, Inc.	512,680	29,853,356
*	Waters Corp.	41,612	1,778,081
*	Watson Pharmaceuticals, Inc.	38,152	1,143,797
*	WellPoint, Inc.	248,149	19,055,362
	Wyeth	504,642	25,131,172
*	Zimmer Holdings, Inc.	93,195	6,447,230
Total Health Care			576,578,856

Industrials — (9.7%)
	3M Co.	285,692	21,024,074
*	Allied Waste Industries, Inc.	82,005	878,274
	American Power Conversion Corp.	64,606	1,319,901
#	American Standard Companies, Inc.	68,777	2,722,194
	Avery Dennison Corp.	41,511	2,490,660
	Boeing Co.	303,497	22,061,197
	Burlington Northern Santa Fe Corp.	140,404	11,041,371
#	Caterpillar, Inc.	255,679	18,685,021
	Cendant Corp.	385,095	6,400,279
	Cintas Corp.	51,786	2,127,887
	Cooper Industries, Ltd.	34,489	2,886,729
#	CSX Corp.	81,698	4,524,435
#	Cummins, Inc.	17,601	1,905,836
#	Danaher Corp.	89,227	5,405,372
	Deere & Co.	90,652	6,914,028
#	Donnelley (R.R.) & Sons Co.	81,699	2,749,988
#	Dover Corp.	76,204	3,653,220
	Eaton Corp.	55,652	3,877,275
	Emerson Electric Co.	154,445	12,635,145
	Equifax, Inc.	48,836	1,789,351
	FedEx Corp.	113,951	12,220,105
	Fluor Corp.	32,659	2,818,472
	General Dynamics Corp.	75,696	9,331,046
	General Electric Co.	3,972,232	130,567,266
	Goodrich (B.F.) Co.	46,191	1,932,631
	Honeywell International, Inc.	316,826	12,974,025
	Illinois Tool Works, Inc.	77,018	6,611,225
	Ingersoll-Rand Co., Ltd. Class A	124,330	5,101,260
	ITT Industries, Inc.	69,389	3,642,922
	L-3 Communications Holdings, Inc.	45,173	3,754,328
	Lockheed Martin Corp.	134,402	9,793,874
#	Masco Corp.	159,328	4,969,440
* #	Monster Worldwide, Inc.	46,292	2,266,456
*	Navistar International Corp.	23,197	680,832
	Norfolk Southern Corp.	152,816	7,821,123
	Northrop Grumman Corp.	133,587	8,562,927
	Paccar, Inc.	63,690	4,450,020
	Pall Corp.	46,802	1,376,915
	Parker Hannifin Corp.	45,071	3,523,200
	Pitney Bowes, Inc.	85,768	3,665,724
	Raytheon Co.	167,976	7,290,158
	Robert Half International, Inc.	63,996	2,298,736
	Rockwell Automation, Inc.	67,353	4,591,454

5

	Rockwell Collins, Inc.	64,912	3,450,073
#	Ryder System, Inc.	24,113	1,069,170
	Southwest Airlines Co.	262,291	4,398,620
	Textron, Inc.	49,752	4,383,649
	Tyco International, Ltd.	756,761	19,516,866
	Union Pacific Corp.	99,605	8,820,023
	United Parcel Service, Inc.	414,905	30,997,553
	United Technologies Corp.	382,958	22,403,043
	W.W. Grainger, Inc.	28,589	2,116,730
	Waste Management, Inc.	207,453	6,899,887
Total Industrials			489,391,990

Consumer Discretionary — (9.0%)
* #	Amazon.com, Inc.	115,274	4,321,622
*	Apollo Group, Inc. Class A	54,736	2,702,864
*	AutoNation, Inc.	68,065	1,423,239
*	Autozone, Inc.	20,755	2,006,593
*	Bed Bath and Beyond, Inc.	105,405	3,798,796
	Best Buy Co., Inc.	153,631	8,274,566
* #	Big Lots, Inc.	42,833	544,407
	Black & Decker Corp.	29,504	2,524,952
	Brunswick Corp.	36,221	1,420,950
#	Carnival Corp.	162,889	8,413,217
	CBS Corp. Class B	290,475	7,105,018
	Centex Corp.	48,022	3,246,767
	Circuit City Stores, Inc.	58,908	1,415,559
	Clear Channel Communications, Inc.	203,180	5,749,994
*	Coach, Inc.	142,847	5,102,495
* #	Comcast Corp. Class A	816,381	21,903,502
#	Cooper Tire & Rubber Co.	23,094	344,101
	Dana Corp.	56,568	99,560
	Darden Restaurants, Inc.	49,243	2,065,251
	Dillards, Inc. Class A	23,196	572,245
	Disney (Walt) Co.	723,185	20,241,948
	Dollar General Corp.	119,038	2,073,642
#	Dow Jones & Co., Inc.	22,179	901,576
#	Eastman Kodak Co.	107,949	3,027,969
#	Family Dollar Stores, Inc.	58,399	1,502,022
	Federated Department Stores, Inc.	102,352	7,271,086
	Ford Motor Co.	698,360	5,565,929
#	Fortune Brands, Inc.	54,940	4,260,597
#	Gannett Co., Inc.	90,144	5,603,351
#	Gap, Inc.	215,795	4,000,839
#	General Motors Corp.	212,641	4,318,739
	Genuine Parts Co.	65,217	2,903,461
* #	Goodyear Tire & Rubber Co.	66,335	950,581
	H&R Block, Inc.	123,209	2,747,561
	Harley-Davidson, Inc.	103,268	5,422,603
	Harman International Industries, Inc.	24,724	2,728,293
	Harrah’s Entertainment, Inc.	69,083	4,968,449
	Hasbro, Inc.	67,048	1,360,404
	Hilton Hotels Corp.	123,312	2,984,150
#	Home Depot, Inc.	798,577	33,660,021
	Horton (D.R.), Inc.	102,352	3,491,227
	International Game Technology	126,669	4,530,950

6

* #	Interpublic Group of Companies, Inc.	161,872	1,676,994
	Johnson Controls, Inc.	72,542	5,170,068
#	Jones Apparel Group, Inc.	43,952	1,271,092
	KB Home	29,404	1,970,950
	Knight-Ridder, Inc.	26,046	1,563,281
*	Kohl’s Corp.	129,619	6,235,970
	Leggett & Platt, Inc.	69,184	1,624,440
	Lennar Corp. Class A	51,684	3,093,804
	Limited Brands, Inc.	130,942	3,099,397
#	Liz Claiborne, Inc.	40,086	1,444,299
	Lowe’s Companies, Inc.	293,934	20,040,420
	Marriott International, Inc. Class A	61,859	4,231,156
	Mattel, Inc.	151,800	2,557,830
#	Maytag Corp.	30,116	517,995
	McDonald’s Corp.	473,103	16,516,026
	McGraw-Hill Companies, Inc.	140,913	7,481,071
	Meredith Corp.	15,769	868,714
	Newell Rubbermaid, Inc.	103,573	2,575,861
	News Corp. Class A	914,767	14,892,407
	NIKE, Inc. Class B	71,423	6,198,088
	Nordstrom, Inc.	82,207	3,123,866
*	Office Depot, Inc.	116,088	4,142,020
	OfficeMax, Inc.	26,655	781,791
	Omnicom Group, Inc.	67,760	5,408,603
#	Penney (J.C.) Co., Inc.	87,295	5,118,979
#	Pulte Homes, Inc.	80,681	3,098,957
	RadioShack Corp.	50,566	988,565
	Scripps (E.W.) Co.	31,947	1,536,012
*	Sears Holdings Corp.	37,542	4,521,934
	Sherwin-Williams Co.	42,222	1,923,212
	Snap-On, Inc.	21,772	847,366
	Staples, Inc.	275,009	6,748,721
*	Starbucks Corp.	288,947	10,494,555
#	Starwood Hotels & Resorts Worldwide, Inc.	82,411	5,233,098
#	Target Corp.	330,560	17,982,464
#	The New York Times Co. Class A	54,534	1,538,949
	The Stanley Works	27,368	1,372,232
#	The TJX Companies, Inc.	173,166	4,240,835
	Tiffany & Co.	53,515	1,987,012
#	Time Warner, Inc.	1,752,921	30,343,063
#	Tribune Co.	98,385	3,010,581
*	Univision Communications, Inc. Class A	84,039	2,811,105
	V.F. Corp.	33,472	1,834,266
*	Viacom, Inc. Class B	290,475	11,607,381
	Wendy’s International, Inc.	43,748	2,533,009
	Whirlpool Corp.	25,334	2,274,740
#	Yum! Brands, Inc.	106,422	5,076,329
Total Consumer Discretionary			451,160,604

Energy — (8.2%)
	Amerada Hess Corp.	30,115	4,165,206
#	Anadarko Petroleum Corp.	89,127	8,837,833
	Apache Corp.	123,820	8,286,034
#	Baker Hughes, Inc.	128,501	8,734,213
	BJ Services Co.	121,175	3,793,989

7

	Burlington Resources, Inc.	142,134	12,817,644
#	Chevron Corp.	843,954	47,666,522
	ConocoPhillips	521,634	31,798,809
#	Devon Energy Corp.	167,060	9,794,728
#	El Paso Corp.	247,845	3,241,813
#	EOG Resources, Inc.	90,855	6,123,627
	Exxon Mobil Corp.	2,339,264	138,882,104
#	Halliburton Co.	192,802	13,110,536
	Kerr-McGee Corp.	43,646	4,264,214
	Kinder Morgan, Inc.	39,577	3,671,954
	Marathon Oil Corp.	137,759	9,725,785
#	Murphy Oil Corp.	62,063	2,908,893
*	Nabors Industries, Ltd.	59,417	3,918,551
*	National-Oilwell, Inc.	65,522	3,988,979
#	Noble Corp.	51,481	3,804,961
#	Occidental Petroleum Corp.	161,670	14,799,272
#	Rowan Companies, Inc.	41,103	1,654,396
#	Schlumberger, Ltd.	221,492	25,471,580
#	Sunoco, Inc.	51,176	3,792,142
#	The Williams Companies, Inc.	215,389	4,645,941
* #	Transocean, Inc.	124,125	9,207,592
	Valero Energy Corp.	231,870	12,472,287
* #	Weatherford International, Ltd.	130,738	5,637,423
	XTO Energy, Inc.	136,538	5,719,577
Total Energy			412,936,605

Consumer Staples — (8.1%)
#	Alberto-Culver Co. Class B	28,386	1,296,389
	Albertson’s, Inc.	138,674	3,527,867
	Altria Group, Inc.	782,807	56,283,823
	Anheuser-Busch Companies, Inc.	291,898	12,125,443
#	Archer-Daniels-Midland Co.	245,605	7,790,591
	Avon Products, Inc.	172,351	4,972,326
	Brown-Forman Corp. Class B	31,234	2,197,624
	Campbell Soup Co.	69,998	2,179,038
	Clorox Co.	56,670	3,454,036
	Coca-Cola Co.	778,127	32,657,990
	Coca-Cola Enterprises, Inc.	113,951	2,239,137
	Colgate-Palmolive Co.	194,735	10,609,163
#	ConAgra, Inc.	195,041	4,101,712
*	Constellation Brands, Inc. Class A	73,966	1,948,264
	Costco Wholesale Corp.	177,439	9,099,072
	CVS Corp.	306,042	8,670,170
	Estee Lauder Companies, Inc.	45,378	1,698,045
	General Mills, Inc.	133,587	6,579,160
	Heinz (H.J.) Co.	125,854	4,766,091
	Kellogg Co.	96,553	4,278,263
	Kimberly-Clark Corp.	175,608	10,392,481
	McCormick & Co., Inc.	50,361	1,653,352
#	Molson Coors Brewing Co.	21,263	1,334,253
#	Pepsi Bottling Group, Inc.	51,582	1,514,448
	PepsiCo, Inc.	623,783	36,871,813
	Procter & Gamble Co.	1,260,080	75,516,594
#	Reynolds American, Inc.	32,150	3,412,722
#	Safeway, Inc.	168,892	4,105,765

8

	Sara Lee Corp.	285,590	5,046,375
#	Supervalu, Inc.	51,176	1,617,162
	Sysco Corp.	233,193	7,016,777
#	The Hershey Co.	68,066	3,481,576
*	The Kroger Co.	272,467	5,460,239
#	Tyson Foods, Inc. Class A	94,620	1,280,209
	UST, Inc.	61,453	2,389,293
	Walgreen Co.	380,516	17,069,948
#	Wal-Mart Stores, Inc.	939,184	42,601,386
	Whole Foods Market, Inc.	51,786	3,308,090
#	Wrigley (Wm.) Jr. Co.	67,455	4,286,091
Total Consumer Staples			408,832,778

Utilities — (2.9%)
*	AES Corp.	245,605	4,248,967
*	Allegheny Energy, Inc.	61,248	2,190,228
#	Ameren Corp.	76,815	3,892,216
	American Electric Power Co., Inc.	148,034	5,403,241
#	CenterPoint Energy, Inc.	116,596	1,512,250
	Cinergy Corp.	74,984	3,305,295
*	CMS Energy Corp.	82,717	1,164,655
#	Consolidated Edison, Inc.	92,077	4,223,572
	Constellation Energy Group	67,049	3,938,458
	Dominion Resources, Inc.	130,535	9,803,179
#	DTE Energy Co.	66,844	2,894,345
#	Duke Energy Corp.	348,672	9,902,285
*	Dynegy, Inc.	113,239	612,623
	Edison International	122,497	5,433,967
	Entergy Corp.	78,035	5,658,318
#	Exelon Corp.	250,796	14,322,960
	FirstEnergy Corp.	124,023	6,335,095
	FPL Group, Inc.	148,442	6,224,173
	KeySpan Corp.	65,522	2,670,022
#	Nicor, Inc.	16,584	711,951
	NiSource, Inc.	102,455	2,103,401
	Peoples Energy Corp.	14,345	526,605
	PG&E Corp.	129,009	4,908,792
	Pinnacle West Capital Corp.	37,237	1,528,579
	PPL Corp.	142,947	4,545,715
	Progress Energy, Inc.	94,620	4,199,236
	Public Service Enterprise Group, Inc.	94,214	6,537,509
	Sempra Energy	96,655	4,623,975
	Southern Co.	278,774	9,486,679
	TECO Energy, Inc.	78,239	1,334,757
	TXU Corp.	181,508	9,509,204
	Xcel Energy, Inc.	151,494	2,811,729
Total Utilities			146,563,981

Telecommunication Services — (2.8%)
	Alltel Corp.	143,965	9,091,390
#	AT&T, Inc.	1,468,552	40,517,350
#	BellSouth Corp.	687,473	21,710,397
	CenturyTel, Inc.	49,243	1,771,763
	Citizens Communications Co.	125,549	1,676,079
*	Qwest Communications International, Inc.	580,340	3,667,749

9

	Sprint Nextel Corp.	1,110,722	26,690,650
	Verizon Communications, Inc.	1,040,515	35,065,356
Total Telecommunication Services			140,190,734

Materials — (2.6%)
	Air Products & Chemicals, Inc.	83,428	5,352,740
#	Alcoa, Inc.	327,103	9,590,660
#	Allegheny Technologies, Inc.	31,947	1,613,643
	Ashland, Inc.	26,962	1,759,810
	Ball Corp.	39,069	1,664,339
	Bemis Co., Inc.	39,577	1,186,518
#	Dow Chemical Co.	362,814	15,611,886
	DuPont (E.I.) de Nemours & Co., Inc.	345,619	13,907,709
	Eastman Chemical Co.	30,624	1,510,682
	Ecolab, Inc.	69,286	2,507,460
	Engelhard Corp.	45,072	1,791,612
	Freeport-McMoRan Copper & Gold, Inc. Class B	69,185	3,502,837
*	Hercules, Inc.	42,426	502,748
	International Flavors & Fragrances, Inc.	30,420	1,053,445
#	International Paper Co.	184,358	6,041,412
	Louisiana-Pacific Corp.	39,781	1,130,974
	MeadWestavco Corp.	68,268	1,899,216
	Monsanto Co.	100,928	8,465,841
#	Newmont Mining Corp.	167,976	8,889,290
#	Nucor Corp.	58,501	5,034,011
*	Pactiv Corp.	53,822	1,234,138
#	Phelps Dodge Corp.	38,153	5,265,114
	PPG Industries, Inc.	62,775	3,806,048
	Praxair, Inc.	121,175	6,541,027
	Rohm & Haas Co.	54,127	2,692,818
*	Sealed Air Corp.	30,624	1,741,893
#	Sigma-Aldrich Corp.	25,232	1,625,193
	Temple-Inland, Inc.	42,222	1,801,613
#	United States Steel Corp.	42,630	2,323,335
	Vulcan Materials Co.	38,255	3,022,145
	Weyerhaeuser Co.	91,466	6,246,213
Total Materials			129,316,370

Real Estate Investment Trusts — (0.6%)
	Apartment Investment & Management Co. Class A	36,016	1,595,869
#	Archstone-Smith Trust	79,664	3,776,074
#	Equity Office Properties Trust	152,715	4,802,887
	Equity Residential	108,355	4,906,314
	ProLogis	91,567	4,809,099
	Public Storage, Inc.	31,132	2,428,919
	Simon Property Group, Inc.	70,100	5,816,197
#	Vornado Realty Trust	44,360	3,947,596
Total Real Estate Investment Trusts			32,082,955

TOTAL COMMON STOCKS			4,344,354,575

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (13.7%)
	Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $443,832,000 U.S. Treasury Bond 4.50%, 02/15/36 & U.S. Treasury Note 4.375%, 12/13/07, valued at $441,973,601) to be repurchased at $433,358,157	$433,304	433,303,513

	Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collateralized by $136,255,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $135,464,192) to be repurchased at $132,822,122	132,805	132,805,448

10

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $127,064,000 FHLMC Notes 4.00%, 09/22/09, valued at $125,316,870) to be repurchased at $123,479,090	123,464	123,464,000
TOTAL TEMPORARY CASH INVESTMENTS		689,572,961

TOTAL INVESTMENTS - (100.0%)
(Cost $3,837,344,492)##		$5,033,927,536

11

THE ENHANCED U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

	Face Amount^	Value †
	(000)
UNITED STATES — (39.5%)

COMMERCIAL PAPER — (23.0%)
Barton Capital Corp.
4.550%, 03/01/06	9,000	$9,000,000
CC (USA), Inc.
4.510%, 03/15/06	5,000	4,991,116
Ciesco L.P.
4.610%, 04/21/06	9,000	8,940,789
Electricite de France
4.480%, 03/16/06	6,000	5,988,700
Ixis Commercial Paper
4.320%, 07/06/06	8,500	8,356,306
Kittyhawk Funding Corp.
4.500%, 03/09/06	6,500	6,493,397
Nordea North America, Inc.
4.465%, 10/02/06	8,000	7,762,449
Queensland Treasury Corp.
4.280%, 07/12/06	8,500	8,349,203
Sheffield Receivables Corp.
4.510%, 03/20/06	4,000	3,990,358
Societe Generale North America
4.530%, 08/29/06	700	682,751
Total Capital SA
4.550%, 03/01/06	9,000	9,000,000
UBS Finance Delaware, Inc.
4.550%, 03/01/06	1,300	1,300,000
TOTAL COMMERCIAL PAPER		74,855,069

AGENCY OBLIGATIONS — (9.4%)
Federal Farm Credit Bank
2.550%, 02/27/07	3,000	2,928,264
Federal Home Loan Bank
2.625%, 10/16/06	6,500	6,410,040
Federal Home Loan Mortgage Corporation
4.420%, 04/10/06	16,000	15,920,000
@ 3.500%, 02/15/08	2,000	2,399,678
Federal National Mortgage Association
2.625%, 11/15/06	3,000	2,952,894
TOTAL AGENCY OBLIGATIONS		30,610,876

BONDS — (7.1%)
Bank of America Corp.
5.250%, 02/01/07	8,500	8,511,985

1

	Citigroup, Inc.
	5.000%, 03/06/07	1,000	998,391
	General Electric Capital Corp.
@	5.125%, 06/20/07	800	977,661
	Landesbank Baden-Wuerttemberg
	4.150%, 03/30/07	6,500	6,397,099
	Pfizer, Inc.
	2.500%, 03/15/07	4,875	4,745,749
	Toyota Motor Credit Corp.
	2.000%, 11/13/07	2,000	1,529,212
	TOTAL BONDS		23,160,097

	TOTAL — UNITED STATES		128,626,042

	CANADA — (15.4%)
	BONDS — (15.4%)
	British Columbia, Province of
	5.250%, 12/01/06	10,000	8,879,053
	Canada Housing Trust
	5.100%, 09/15/07	7,000	6,255,559
	Canadian Government
	3.000%, 06/01/07	10,000	8,697,875
	General Electric Capital Canada, Inc.
	5.300%, 07/24/07	10,000	8,935,809
	Manitoba, Province of
(A)	4.250%, 11/20/06	8,300	8,256,226
	Ontario, Province of
(A)	2.650%, 12/15/06	1,000	982,110
	5.200%, 03/08/07	9,000	8,012,768
	TOTAL — CANADA		50,019,400

	NETHERLANDS — (8.2%)
	BONDS — (8.2%)
	Bank Nederlandse Gemeenten
(A)	4.500%, 12/14/06	3,300	3,286,800
	2.875%, 05/15/07	4,000	4,764,466
	Netherlands, Kingdom of
	5.750%, 02/15/07	7,500	9,180,665
	Rabobank Nederland NV
	3.625%, 01/22/08	7,800	9,389,104
	TOTAL — NETHERLANDS		26,621,035

	GERMANY — (7.9%)
	BONDS — (7.9%)
	Kreditanstalt Fuer Wiederaufbau
	3.000%, 11/15/07	7,500	8,931,970
	Landesbank Hessen-Thuringen Girozentrale
•	4.000%, 06/04/07	5,000	4,386,906
	Landeskreditbank Baden-Wuerttemberg-Foerderbank
(A)	4.875%, 01/30/07	5,000	4,991,230
	Landwirtschaft Rentenbank
(A)	4.500%, 10/23/06	6,300	6,286,972
(A)	4.875%, 03/12/07	1,000	1,000,273
	TOTAL — GERMANY		25,597,351

2

	UNITED KINGDOM — (6.7%)
	BONDS — (6.7%)
	Bank of England
@	2.750%, 01/29/07	7,400	8,815,065
	BP Capital Markets P.L.C.
(A)	2.750%, 12/29/06	4,500	4,422,091
	HBOS Treasury Services P.L.C.
@	3.750%, 01/23/08	7,000	8,428,739
	TOTAL — UNITED KINGDOM		21,665,895

	SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.4%)
	BONDS — (6.4%)
	Asian Development Bank
(A)	4.875%, 02/05/07	7,000	6,996,108
	European Investment Bank
@	2.625%, 10/15/07	6,300	7,470,726
	Inter-American Development Bank
(A)	6.625%, 03/07/07	2,400	2,442,257
	World Bank (International Bank for Reconstruction & Development)
(A)	4.375%, 09/28/06	4,000	3,991,244
	TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		20,900,335

	SWEDEN — (4.9%)
	BONDS — (4.9%)
	Swedish Export Credit Corp.
(A)	2.875%, 01/26/07	7,100	6,985,243
	Swedish Government
	8.000%, 08/15/07	65,000	8,858,614
	TOTAL — SWEDEN		15,843,857

	AUSTRIA — (3.1%)
	BONDS — (3.1%)
	Austria, Republic of
3.000%, 05/14/07		2,000	1,548,419
	Oesterreichische Kontrollbank AG
(A)	5.125%, 03/20/07	7,000	7,018,550
2.000%, 11/26/07		2,000	1,528,640
	TOTAL — AUSTRIA		10,095,609

	BELGIUM — (2.6%)
	BONDS — (2.6%)
	Belgium, Kingdom of
	6.250%, 03/28/07	7,000	8,634,744

	DENMARK — (2.4%)
	BONDS — (2.4%)
	Denmark, Kingdom of
	3.000%, 11/15/06	50,000	7,985,981

	SPAIN — (2.1%)

3

BONDS — (2.1%)
Instituto de Credito Oficial
(A)	4.625%, 11/29/06	6,800	6,771,018

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $2,749,000 FHLMC Notes 4.00%, 09/22/09, valued at $2,711,201) to be repurchased at $2,671,326		2,671	2,671,000

TOTAL INVESTMENTS — (100.0%)
(Cost $325,890,232)##			$325,432,267

4

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (91.1%)
Financials — (29.6%)
	A.G. Edwards, Inc.	199,100	$8,899,770
*	Allegheny Corp.	19,192	5,527,296
	Allstate Corp.	1,791,600	98,143,848
	AMBAC Financial Group, Inc.	613,095	46,074,089
	American Financial Group, Inc.	442,200	18,307,080
	American National Insurance Co.	61,796	7,071,934
# *	AmeriCredit Corp.	395,300	11,661,350
	AmerUs Group Co.	199,800	12,037,950
	Bank of Hawaii Corp.	70,800	3,780,720
#	Bear Stearns Companies, Inc.	373,770	50,249,639
	Capital One Financial Corp.	83,030	7,273,428
	Chubb Corp.	453,200	43,393,900
	Cincinnati Financial Corp.	981,589	43,543,288
	CIT Group, Inc.	877,400	47,177,798
# *	CNA Financial Corp.	1,299,940	40,194,145
	Commerce Group, Inc.	93,100	5,028,331
	Countrywide Financial Corp.	2,467,573	85,081,917
	Fidelity National Financial, Inc.	621,000	23,448,960
	Fidelity National Title Group, Inc.	108,675	2,575,598
	First American Corp.	529,700	22,332,152
	First Citizens BancShares, Inc.	10,300	1,927,748
	Hanover Insurance Group, Inc.	237,300	11,497,185
	Hartford Financial Services Group, Inc.	1,173,900	96,705,882
	Independence Community Bank Corp.	350,500	14,363,490
#	Janus Capital Group, Inc.	1,066,700	23,392,731
	JPMorgan Chase & Co.	2,244,400	92,334,616
#	KeyCorp	941,600	35,093,432
# *	LaBranche & Co., Inc.	19,700	278,755
	Lehman Brothers Holdings, Inc.	227,800	33,247,410
	Lincoln National Corp.	885,400	50,264,158
	Loews Corp.	1,058,734	97,678,799
#	MBIA, Inc.	750,850	44,104,929
#	MetLife, Inc.	4,316,498	216,342,880
#	MGIC Investment Corp.	499,047	31,814,246
	Nationwide Financial Services, Inc.	306,400	13,132,304
#	New York Community Bancorp, Inc.	1,515,500	25,566,485
	North Fork Bancorporation, Inc.	2,500,111	63,852,835
#	Odyssey Re Holdings Corp.	50,500	1,185,740
	Ohio Casualty Corp.	77,800	2,381,458
	Old Republic International Corp.	1,270,982	27,059,207
#	PMI Group, Inc.	507,700	21,983,410
	Principal Financial Group, Inc.	1,210,200	58,960,944
	Protective Life Corp.	358,600	17,481,750

1

	Prudential Financial, Inc.	1,887,800	145,436,112
#	Radian Group, Inc.	461,300	26,178,775
	Reinsurance Group of America, Inc.	343,500	15,880,005
	SAFECO Corp.	486,400	25,054,464
	South Financial Group, Inc.	402,133	10,580,119
	Sovereign Bancorp, Inc.	1,332,320	27,752,226
	StanCorp Financial Group, Inc.	226,000	12,226,600
	The St. Paul Travelers Companies, Inc.	3,922,909	168,606,629
	Torchmark Corp.	127,200	6,954,024
	Transatlantic Holdings, Inc.	20,393	1,246,828
	Unitrin, Inc.	299,600	14,485,660
#	UnumProvident Corp.	1,701,789	35,210,014
#	Washington Mutual, Inc.	193,481	8,261,639
	Webster Financial Corp.	62,200	2,932,730
	Wesco Financial Corp.	13,830	5,490,510
Total Financials			2,068,749,922

Consumer Discretionary — (20.6%)
#	American Greetings Corp. Class A	211,200	4,430,976
# *	AutoNation, Inc.	2,057,600	43,024,416
	Belo Corp. Class A	469,164	9,965,043
# *	Big Lots, Inc.	253,500	3,221,985
#	Blockbuster, Inc. Class A	83,900	324,693
	Borders Group, Inc.	34,000	820,420
	BorgWarner, Inc.	201,600	11,243,232
*	Cavco Industries, Inc.	22,900	1,054,545
	CBS Corp. Class B	3,132,050	76,609,943
	Circuit City Stores, Inc.	586,200	14,086,386
	Clear Channel Communications, Inc.	1,942,666	54,977,448
*	Comcast Corp. Class A	4,351,825	116,759,465
# *	Comcast Corp. Special Class A Non-Voting	927,100	24,799,925
#	Dana Corp.	612,900	1,078,704
	Dillards, Inc. Class A	403,700	9,959,279
*	Discovery Holding Co. Class A	1,031,790	15,064,134
	Disney (Walt) Co.	906,600	25,375,734
# *	Expedia, Inc.	1,173,351	22,258,469
	Federated Department Stores, Inc.	757,315	53,799,658
	Foot Locker, Inc.	56,700	1,310,337
	Ford Motor Co.	6,812,600	54,296,422
*	GameStop Corp. Class B	9,432	344,362
#	General Motors Corp.	2,346,800	47,663,508
# *	Goodyear Tire & Rubber Co.	203,900	2,921,887
	Harrah’s Entertainment, Inc.	187,053	13,452,852
	Hearst-Argyle Television, Inc.	262,600	6,268,262
	Hollinger International, Inc. Class A	257,600	2,395,680
	Horton (D.R.), Inc.	1,014,529	34,605,584
# *	IAC/InterActiveCorp	1,173,351	34,308,783
#	Lear Corp.	243,800	5,085,668
*	Liberty Global, Inc. Class A	313,805	6,373,380
*	Liberty Global, Inc. Series C	313,805	6,087,817
*	Liberty Media Corp. Class A	11,390,300	93,856,072
*	Live Nation, Inc.	242,833	4,334,569
# *	MGM Mirage	716,400	26,485,308
	News Corp. Class A	35,876	584,061
	OfficeMax, Inc.	377,700	11,077,941

2

#	Penney (J.C.) Co., Inc.	903,900	53,004,696
	Pulte Homes, Inc.	479,800	18,429,118
*	Radio One, Inc. Class A	55,000	464,750
	Saks, Inc.	778,100	14,706,090
*	Sears Holdings Corp.	173,929	20,949,748
	Service Corp. International	404,100	3,212,595
	Starwood Hotels & Resorts Worldwide, Inc.	485,200	30,810,200
*	The DIRECTV Group, Inc.	359,837	5,671,031
	Time Warner, Inc.	14,458,480	250,276,289
#	Tribune Co.	1,207,800	36,958,680
*	Univision Communications, Inc. Class A	1,074,200	35,931,990
*	Viacom, Inc. Class B	3,132,050	125,156,718
Total Consumer Discretionary			1,435,878,853

Industrials — (10.9%)
# *	AGCO Corp.	373,400	7,299,970
	Alexander & Baldwin, Inc.	59,775	2,912,836
*	Allied Waste Industries, Inc.	1,885,020	20,188,564
	Burlington Northern Santa Fe Corp.	1,283,000	100,895,120
	Cendant Corp.	1,166,500	19,387,230
	CSX Corp.	1,235,285	68,410,083
	Curtiss-Wright Corp.	27,130	1,677,719
#	GATX Corp.	280,200	11,123,940
	Hughes Supply, Inc.	178,100	8,237,125
	IKON Office Solutions, Inc.	329,600	4,334,240
# *	Kansas City Southern	207,000	4,796,190
	Laidlaw International, Inc.	470,695	12,991,182
	Norfolk Southern Corp.	2,316,602	118,563,690
	Northrop Grumman Corp.	2,025,184	129,814,294
*	PHH Corp.	15,590	445,718
	Raytheon Co.	1,311,300	56,910,420
#	Ryder System, Inc.	348,300	15,443,622
	Southwest Airlines Co.	2,531,720	42,456,944
	Steelcase, Inc. Class A	49,000	833,000
	Union Pacific Corp.	1,496,700	132,532,785
*	YRC Worldwide, Inc.	101,387	4,850,354
Total Industrials			764,105,026

Telecommunication Services — (6.1%)
*	American Tower Corp.	42,000	1,336,860
	AT&T, Inc.	8,333,818	229,930,039
*	Crown Castle International Corp.	320,000	10,032,000
# *	Level 3 Communications, Inc.	195,500	664,700
*	Qwest Communications International, Inc.	2,000,600	12,643,792
	Sprint Nextel Corp.	1,618,800	38,899,764
#	Telephone & Data Systems, Inc.	258,400	9,664,160
	Telephone & Data Systems, Inc. Special Shares	177,800	6,383,020
*	United States Cellular Corp.	272,525	14,975,249
	Verizon Communications, Inc.	2,997,200	101,005,640
Total Telecommunication Services			425,535,224

Energy — (6.0%)
	Amerada Hess Corp.	318,532	44,056,161
	Anadarko Petroleum Corp.	1,065,678	105,672,631
	Apache Corp.	129,990	8,698,931

3

#	Chesapeake Energy Corp.	361,000	10,718,090
	ConocoPhillips	440,800	26,871,168
# *	Forest Oil Corp.	322,600	16,017,090
	Kerr-McGee Corp.	458,826	44,827,300
	Marathon Oil Corp.	1,131,802	79,905,221
	Overseas Shipholding Group, Inc.	151,700	7,671,469
	Pogo Producing Co.	309,800	15,446,628
	Sunoco, Inc.	115,900	8,588,190
#	Tidewater, Inc.	231,700	12,106,325
	Valero Energy Corp.	672,600	36,179,154
Total Energy			416,758,358

Information Technology — (6.0%)
*	3Com Corp.	1,041,900	4,844,835
*	Advanced Micro Devices, Inc.	168,700	6,523,629
*	Agere Systems, Inc. Class A	22,101	296,816
*	Andrew Corp.	752,564	10,204,768
# *	Applied Micro Circuits Corp.	213,200	769,652
*	Arrow Electronics, Inc.	411,300	14,309,127
# *	Avnet, Inc.	815,000	20,480,950
	AVX Corp.	514,600	8,521,776
*	Ciena Corp.	489,600	1,968,192
*	Computer Sciences Corp.	742,100	40,325,714
*	Compuware Corp.	956,430	7,852,290
*	Convergys Corp.	195,700	3,399,309
*	Corning, Inc.	95,000	2,318,950
	Electronic Data Systems Corp.	2,006,400	53,570,880
*	Fairchild Semiconductor Corp. Class A	43,100	749,078
	Hewlett-Packard Co.	1,407,700	46,186,637
# *	Ingram Micro, Inc.	885,300	17,511,234
*	Integrated Device Technology, Inc.	951,200	14,125,320
	Intersil Corp.	670,400	18,999,136
*	JDS Uniphase Corp.	1,095,700	3,330,928
*	LSI Logic Corp.	338,070	3,296,183
# *	Lucent Technologies, Inc.	1,193,800	3,342,640
*	Micron Technology, Inc.	2,630,157	40,793,735
#	Sabre Holdings Corp.	36,600	883,158
*	Sanmina-SCI Corp.	1,932,800	7,460,608
*	Solectron Corp.	4,270,763	15,417,454
*	Sun Microsystems, Inc.	2,143,700	8,939,229
*	Tech Data Corp.	328,600	13,646,758
*	Tellabs, Inc.	1,640,656	24,101,237
*	Unisys Corp.	464,700	3,104,196
*	VeriSign, Inc.	166,300	3,934,658
*	Vishay Intertechnology, Inc.	943,816	13,704,208
*	Vitesse Semiconductor, Inc.	2,800	8,820
*	Xerox Corp.	75,000	1,117,500
Total Information Technology			416,039,605

Materials — (4.9%)
	Ashland, Inc.	433,311	28,282,209
#	Bowater, Inc.	211,700	5,508,434
	Cytec Industries, Inc.	133,300	7,110,222
	International Paper Co.	1,215,775	39,840,947
#	LaFarge North America, Inc.	338,400	28,043,208

4

	Louisiana-Pacific Corp.	596,900	16,969,867
	Lubrizol Corp.	182,000	7,873,320
#	Lyondell Chemical Co.	308,300	6,449,636
	MeadWestavco Corp.	1,019,831	28,371,698
*	Owens-Illinois, Inc.	212,900	3,989,746
#	Phelps Dodge Corp.	287,085	39,617,730
# *	Smurfit-Stone Container Corp.	1,443,247	18,935,401
	Temple-Inland, Inc.	262,600	11,205,142
	Valhi, Inc.	158,500	2,829,225
	Weyerhaeuser Co.	1,401,300	95,694,777
	Worthington Industries, Inc.	133,200	2,610,720
Total Materials			343,332,282

Consumer Staples — (4.4%)
	Albertson’s, Inc.	1,485,400	37,788,576
#	Archer-Daniels-Midland Co.	2,475,260	78,515,247
	Coca-Cola Enterprises, Inc.	2,048,600	40,254,990
#	Corn Products International, Inc.	319,900	8,624,504
	Del Monte Foods Co.	288,000	3,133,440
	J. M. Smucker Co.	98,102	3,876,991
#	Kraft Foods, Inc.	1,720,100	51,757,809
	PepsiAmericas, Inc.	192,000	4,592,640
#	Reynolds American, Inc.	251,326	26,678,255
*	Rite Aid Corp.	969,800	3,578,562
# *	Smithfield Foods, Inc.	512,300	13,540,089
#	Supervalu, Inc.	565,200	17,860,320
#	Tyson Foods, Inc. Class A	1,270,159	17,185,251
	Weis Markets, Inc.	20,800	928,928
Total Consumer Staples			308,315,602

Health Care — (2.4%)
	AmerisourceBergen Corp.	617,800	28,412,622
*	Emdeon Corp.	25,800	271,932
*	Human Genome Sciences, Inc.	23,900	299,228
*	Humana, Inc.	247,700	12,798,659
*	Invitrogen Corp.	124,900	8,859,157
*	Medco Health Solutions, Inc.	690,100	38,452,372
*	Millennium Pharmaceuticals, Inc.	1,695,034	17,763,956
# *	Tenet Healthcare Corp.	1,547,300	12,208,197
# *	Thermo Electron Corp.	239,900	8,305,338
# *	Triad Hospitals, Inc.	331,300	14,265,778
	UnitedHealth Group, Inc.	267,740	15,590,500
*	Watson Pharmaceuticals, Inc.	439,900	13,188,202
Total Health Care			170,415,941

Utilities — (0.2%)
	Alliant Energy Corp.	212,900	7,046,990
#	Questar Corp.	54,600	3,999,450
Total Utilities			11,046,440

TOTAL COMMON STOCKS			6,360,177,253

5

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (8.9%)
Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $418,719,000 U.S. Treasury Notes 4.375%, 12/31/07 & 4.625%, 02/29/08, valued at $418,863,452) to be repurchased at $410,701,381	$410,650	410,649,594

Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collateralized by $129,130,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $128,380,545) to be repurchased at $125,877,933	125,862	125,862,130

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $85,207,000 FHLMC Notes 4.00%, 09/22/09, valued at $84,035,404) to be repurchased at $82,803,119	82,793	82,793,000
TOTAL TEMPORARY CASH INVESTMENTS		619,304,724

TOTAL INVESTMENTS — (100.0%)
(Cost $5,660,893,807)##		$6,979,481,977

6

THE U.S. SMALL XM VALUE SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (95.0%)
Financials — (21.5%)
	1st Source Corp.	9,600	$255,840
	21st Century Insurance Group	34,300	555,660
	Advanta Corp. Class A	4,588	149,431
	Advanta Corp. Class B Non-Voting	7,327	256,958
	Alfa Corp.	40,018	643,489
*	Allegheny Corp.	3,113	896,544
	American Financial Group, Inc.	35,800	1,482,120
	American National Insurance Co.	10,400	1,190,176
	AmerUs Group Co.	18,200	1,096,550
*	Argonaut Group, Inc.	16,123	588,812
	Baldwin & Lyons, Inc. Class B	4,725	116,944
	BankUnited Financial Corp. Class A	12,100	338,074
	Banner Corp.	4,497	143,904
	Bay View Capital Corp.	3,060	52,357
	Brookline Bancorp, Inc.	23,549	353,470
	Cash America International, Inc.	8,400	225,120
	Chemical Financial Corp.	11,704	376,752
*	CNA Surety Corp.	20,100	349,338
	Commerce Group, Inc.	13,500	729,135
	Community Bank System, Inc.	14,400	312,048
*	CompuCredit Corp.	3,669	138,688
	Delphi Financial Group, Inc. Class A	14,317	745,629
	Dime Community Bancshares	20,027	273,969
	Downey Financial Corp.	11,100	705,405
	FBL Financial Group, Inc. Class A	13,100	448,282
	First Citizens BancShares, Inc.	3,500	655,060
	First Commonwealth Financial Corp.	28,200	381,264
	First Merchants Corp.	8,300	213,808
	First Niagara Financial Group, Inc.	56,618	797,748
	First Republic Bank	8,300	301,207
*	FirstFed Financial Corp.	6,600	396,066
	Flagstar Bancorp, Inc.	18,600	287,370
	Fremont General Corp.	31,200	740,064
	Great American Financial Resources, Inc.	18,800	371,864
	Hanover Insurance Group, Inc.	24,800	1,201,560
	Harleysville Group, Inc.	15,300	402,849
	Horace Mann Educators Corp.	20,600	384,190
	IndyMac Bancorp, Inc.	19,300	749,226
	Infinity Property & Casualty Corp.	9,500	376,770
	Irwin Financial Corp.	10,900	218,436
	KNBT Bancorp, Inc.	13,200	208,824
*	Knight Capital Group, Inc.	50,531	636,185
* #	LaBranche & Co., Inc.	28,200	399,030

1

	LandAmerica Financial Group, Inc.	8,400	560,280
	Longview Fibre Co.	36,700	690,694
	MAF Bancorp, Inc.	15,640	670,330
	MCG Capital Corp.	22,587	345,581
	Midland Co.	6,900	232,323
*	Navigators Group, Inc.	1,400	65,660
	NetBank, Inc.	18,773	139,859
	NewAlliance Bancshares, Inc.	55,600	788,964
	Northwest Bancorp, Inc.	3,320	75,430
*	Ocwen Financial Corp.	31,600	310,312
#	Odyssey Re Holdings Corp.	40,320	946,714
	Ohio Casualty Corp.	31,789	973,061
	Partners Trust Financial Group, Inc.	19,500	229,710
*	Piper Jaffray Companies, Inc.	6,200	308,016
*	PMA Capital Corp. Class A	14,834	142,703
	Potlatch Corp.	8,700	317,028
	Presidential Life Corp.	13,605	298,086
	Provident Financial Services, Inc.	29,200	543,120
	Reinsurance Group of America, Inc.	19,900	919,977
	RLI Corp.	11,400	601,008
*	SCPIE Holdings, Inc.	3,900	88,686
	Selective Insurance Group, Inc.	19,400	1,051,868
	South Financial Group, Inc.	37,300	981,363
	StanCorp Financial Group, Inc.	26,000	1,406,600
	State Auto Financial Corp.	16,205	527,959
	Sterling Financial Corp.	10,450	302,423
	Stewart Information Services Corp.	7,900	370,905
	Susquehanna Bancshares, Inc.	20,900	503,899
	SWS Group, Inc.	1,100	26,807
	The Phoenix Companies, Inc.	44,900	644,315
	TierOne Corp.	5,448	179,784
* #	Trenwick Group, Ltd.	38,857	49
*	Triad Guaranty, Inc.	6,800	308,652
	UICI	9,100	333,879
	UMB Financial Corp.	10,053	679,985
	Umpqua Holdings Corp.	22,215	598,250
	United Community Financial Corp.	14,500	177,480
	United Fire & Casualty Co.	9,438	337,786
	Washington Federal, Inc.	43,464	1,028,358
	Webster Financial Corp.	21,500	1,013,725
	Wesbanco, Inc.	9,037	286,925
	Wesco Financial Corp.	2,775	1,101,675
Total Financials			42,256,445

Industrials — (18.1%)
*	AAR Corp.	8,980	227,284
*	AGCO Corp.	33,700	658,835
*	Alaska Air Group, Inc.	12,600	403,830
	Alexander & Baldwin, Inc.	29,156	1,420,772
*	Allied Waste Industries, Inc.	25,100	268,821
	Applied Industrial Technologies, Inc.	13,950	596,781
	Arkansas Best Corp.	347	14,421
* #	Armstrong Holdings, Inc.	20,200	21,008
* #	ATA Holdings Corp.	4,600	34
	Bowne & Co., Inc.	15,930	237,198

2

	C&D Technologies, Inc.	11,800	100,772
*	CBIZ, Inc.	35,300	256,278
	CDI Corp.	4,000	97,960
	Central Parking Corp.	17,100	278,730
	CIRCOR International, Inc.	5,950	164,220
	Comfort Systems USA, Inc.	14,800	162,652
*	Consolidated Freightways Corp.	400	1
*	Consolidated Graphics, Inc.	4,700	240,029
*	Continental Airlines, Inc.	12,800	298,240
*	Corrections Corporation of America	14,100	606,441
*	Covenant Transport, Inc. Class A	4,900	75,950
	Cubic Corp.	7,600	164,312
	Curtiss-Wright Corp.	300	18,552
*	Dollar Thrifty Automotive Group, Inc.	11,700	472,446
*	Electro Rent Corp.	6,376	95,002
*	EMCOR Group, Inc.	12,400	540,516
*	EnerSys	14,000	190,120
*	EnPro Industries, Inc.	10,600	347,362
*	Esterline Technologies Corp.	14,700	612,108
	Federal Signal Corp.	19,600	351,036
*	Flowserve Corp.	15,700	806,980
*	Frontier Airlines, Inc.	3,600	25,920
*	FTI Consulting, Inc.	4,700	131,318
* #	FuelCell Energy, Inc.	14,500	161,385
	G & K Services, Inc. Class A	9,056	354,090
	GATX Corp.	30,800	1,222,760
*	Genesee & Wyoming, Inc.	136	6,222
*	Griffon Corp.	7,600	178,752
	Heico Corp.	1,200	35,304
	Heico Corp. Class A	1,100	28,611
* #	Hexcel Corp.	100	2,152
	Hughes Supply, Inc.	30,900	1,429,125
	IKON Office Solutions, Inc.	66,600	875,790
*	Infrasource Services, Inc.	500	8,935
*	Insituform Technologies, Inc. Class A	8,100	217,971
*	Integrated Electrical Services, Inc.	17,900	17,273
	Interpool, Inc.	16,450	322,749
	Kaman Corp. Class A	12,000	272,520
*	Kansas City Southern	47,400	1,098,258
	Kelly Services, Inc. Class A	14,900	402,151
	Kennametal, Inc.	1,400	81,872
	Laidlaw International, Inc.	40,100	1,106,760
*	M&F Worldwide Corp.	7,100	117,150
*	Magnetek, Inc.	8,700	34,800
*	Milacron, Inc.	19,167	30,859
	Mueller Industries, Inc.	6,424	212,056
	NACCO Industries, Inc. Class A	3,100	430,280
*	NCI Building Systems, Inc.	300	17,304
*	NCO Group, Inc.	14,895	334,691
* #	Northwest Airlines Corp.	33,500	12,730
*	Orbital Sciences Corp.	22,000	335,060
*	PHH Corp.	29,500	843,405
*	Pico Holdings, Inc.	4,200	141,834
* #	PRG-Schultz International, Inc.	27,514	13,207
*	Quanta Services, Inc.	48,768	667,634

3

*	RailAmerica, Inc.	17,600	174,240
	Regal-Beloit Corp.	13,500	543,240
*	Republic Airways Holdings, Inc.	16,500	231,330
	Ryder System, Inc.	19,300	855,762
*	SCS Transportation, Inc.	5,750	155,423
*	Sequa Corp. Class A	2,800	237,748
*	Sequa Corp. Class B	1,300	110,487
*	Shaw Group, Inc.	45,700	1,524,095
	Skywest, Inc.	28,995	839,985
	Smith (A.O.) Corp.	9,850	456,055
*	SOURCECORP, Inc.	10,192	260,915
*	Spherion Corp.	28,700	286,426
	Starrett (L.S.) Co. Class A	2,000	29,000
	Steelcase, Inc. Class A	300	5,100
*	Swift Transportation Co., Inc.	36,600	872,544
	Tecumseh Products Co. Class A	6,200	140,182
	Tecumseh Products Co. Class B	2,200	44,572
*	Timco Aviation Services, Inc.	45	167
	Timken Co.	46,500	1,333,620
	Titan International, Inc.	3,900	67,626
	Tredegar Industries, Inc.	18,000	297,000
	Trinity Industries, Inc.	13,500	715,500
*	Triumph Group, Inc.	7,400	309,690
*	United Rentals, Inc.	43,700	1,424,620
*	URS Corp.	25,000	1,089,750
	Viad Corp.	7,300	233,673
*	Volt Information Sciences, Inc.	6,000	143,580
	Washington Group International, Inc.	8,300	484,471
*	Waste Connections, Inc.	9,500	348,080
	Werner Enterprises, Inc.	39,700	771,371
*	Wolverine Tube, Inc.	4,800	17,616
* #	YRC Worldwide, Inc.	11,917	570,109
Total Industrials			35,473,596

Consumer Discretionary — (17.3%)
*	Alderwoods Group, Inc.	24,300	415,044
*	Alloy, Inc.	4,025	53,009
	American Axle & Manufacturing Holdings, Inc.	14,500	235,190
	American Greetings Corp. Class A	29,900	627,302
*	Applica, Inc.	9,200	18,860
	ArvinMeritor, Inc.	21,000	351,540
*	Audiovox Corp. Class A	9,742	124,405
*	Aztar Corp.	13,700	413,466
* #	Bally Total Fitness Holding Corp.	13,300	105,469
	Bandag, Inc.	4,600	196,742
	Bandag, Inc. Class A	3,800	140,182
	Bassett Furniture Industries, Inc.	4,600	88,734
	Beazer Homes USA, Inc.	1,000	63,450
	Belo Corp. Class A	46,300	983,412
*	Big Lots, Inc.	80,400	1,021,884
#	Blockbuster, Inc. Class A	55,100	213,237
*	Bluegreen Corp.	9,100	144,417
	Bob Evans Farms, Inc.	17,200	501,724
*	Bombay Co., Inc.	5,100	16,116
	Borders Group, Inc.	54,200	1,307,846

4

	Brown Shoe Company, Inc.	5,500	262,350
	Burlington Coat Factory Warehouse Corp.	24,700	1,112,488
	Callaway Golf Co.	4,900	80,801
*	Charming Shoppes, Inc.	60,045	804,003
*	Charter Communications, Inc.	50,200	57,730
	Citadel Broadcasting Co.	24,000	267,360
	Coachmen Industries, Inc.	6,100	71,980
#	Cooper Tire & Rubber Co.	29,700	442,530
*	Cox Radio, Inc.	19,200	265,536
	CSS Industries, Inc.	4,600	141,680
*	Cumulus Media, Inc. Class A	27,600	320,160
#	Dana Corp.	45,100	79,376
*	dELiA*s, Inc.	8,978	79,994
	Dillards, Inc. Class A	36,814	908,201
*	Dura Automotive Systems, Inc.	6,150	14,083
*	Emmis Communications Corp. Class A	4,842	79,264
*	Entercom Communications Corp.	16,577	466,974
*	Entravision Communications Corp.	27,700	205,811
*	Fairchild Corp. Class A	8,736	20,792
* #	Federal-Mogul Corp.	98,700	33,558
*	Franklin Covey Co.	6,500	50,505
	Fred’s, Inc.	14,700	205,359
	Furniture Brands International, Inc.	19,900	491,928
*	Gaylord Entertainment Co.	18,650	832,722
	Gray Television, Inc.	20,000	168,400
*	Group 1 Automotive, Inc.	11,000	421,080
*	Ha-Lo Industries, Inc.	27,300	0
	Handleman Co.	10,100	99,283
	Hearst-Argyle Television, Inc.	27,500	656,425
*	Insight Enterprises, Inc.	23,781	512,005
*	Interface, Inc. Class A	9,470	104,928
*	Jakks Pacific, Inc.	13,499	335,045
*	Jo-Ann Stores, Inc.	10,700	142,310
*	K2, Inc.	22,100	251,940
	Kellwood Co.	12,900	332,046
	Kimball International, Inc. Class B	11,439	162,091
*	Lakes Entertainment, Inc.	3,096	30,650
	Landry’s Restaurants, Inc.	10,400	321,048
#	La-Z-Boy, Inc.	20,700	330,165
	Lear Corp.	13,400	279,524
	Levitt Corp. Class A	5,600	130,256
*	Lin TV Corp.	10,800	100,764
	Lithia Motors, Inc. Class A	7,200	230,688
	Lone Star Steakhouse & Saloon, Inc.	9,552	257,522
	M/I Homes, Inc.	4,300	181,116
*	MarineMax, Inc.	7,100	219,106
	Media General, Inc. Class A	10,900	546,090
	Modine Manufacturing Co.	16,224	455,083
	Monaco Coach Corp.	8,800	125,928
	Movado Group, Inc.	8,500	185,300
#	Movie Gallery, Inc.	7,000	22,330
	National Presto Industries, Inc.	2,700	118,125
*	O’Charleys, Inc.	4,100	72,816
	OfficeMax, Inc.	28,300	830,039
*	Paxson Communications Corp.	18,600	17,670

5

*	Payless ShoeSource, Inc.	6,500	154,050
*	Proliance International, Inc.	3,823	20,071
*	Radio One, Inc. Class A	14,200	119,990
*	Radio One, Inc. Class D	12,000	100,080
*	RC2 Corp.	2,100	75,663
*	RCN Corp.	14,100	352,500
*	Rent-Way, Inc.	8,500	57,545
* #	Retail Ventures, Inc.	6,488	86,031
	Russ Berrie & Co., Inc.	5,100	69,309
	Russell Corp.	15,300	218,484
*	Ryan’s Restaurant Group, Inc.	19,700	260,237
	Saks, Inc.	65,000	1,228,500
*	Scholastic Corp.	15,700	461,894
	Service Corp. International	143,900	1,144,005
*	Shiloh Industries, Inc.	5,300	86,390
* #	Six Flags, Inc.	43,300	456,815
	Skyline Corp.	3,300	132,396
	Snap-On, Inc.	6,000	233,520
	Sonic Automotive, Inc.	14,900	394,701
*	Source Interlink Companies, Inc.	15,300	164,475
*	Spanish Broadcasting System, Inc.	14,010	78,596
	Stage Stores, Inc.	11,705	341,318
	Standard Motor Products, Inc.	7,700	81,697
	Standard Pacific Corp.	13,600	446,760
	Stewart Enterprises, Inc.	49,400	250,458
*	Stoneridge, Inc.	8,800	52,272
	Stride Rite Corp.	20,800	289,120
#	Superior Industries International, Inc.	10,600	228,430
*	Systemax, Inc.	13,350	92,782
	Technical Olympic USA, Inc.	17,000	360,060
	The Marcus Corp.	11,000	180,730
	The Pep Boys - Manny, Moe & Jack	27,100	425,470
*	The Sports Authority, Inc.	7,800	285,402
*	Trans World Entertainment Corp.	15,200	91,200
*	Triple Crown Media, Inc.	2,000	13,400
*	Tweeter Home Entertainment Group, Inc.	1,000	8,040
*	Unifi, Inc.	21,100	64,777
	Unifirst Corp.	4,500	150,795
	United Auto Group, Inc.	27,000	1,167,480
*	Vail Resorts, Inc.	4,236	139,957
	Visteon Corp.	57,150	266,319
*	Warnaco Group, Inc.	35,752	829,804
*	WCI Communities, Inc.	13,600	343,264
*	West Marine, Inc.	2,100	27,027
Total Consumer Discretionary			33,988,801

Information Technology — (15.2%)
*	3Com Corp.	251,161	1,167,899
*	Actel Corp.	3,500	51,065
*	Adaptec, Inc.	57,799	361,822
*	Advanced Digital Information Corp.	30,639	265,334
*	Aeroflex, Inc.	29,900	388,700
*	Agile Software Corp.	24,742	171,709
	Agilysys, Inc.	13,393	191,386
*	Alliance Semiconductor Corp.	13,700	35,757

6

*	Anadigics, Inc.	3,700	23,347
*	Andrew Corp.	63,856	865,887
*	Applied Micro Circuits Corp.	191,653	691,867
*	Ariba, Inc.	28,481	290,506
*	Arris Group, Inc.	21	266
*	Atmel Corp.	107,420	488,761
	AVX Corp.	80,500	1,333,080
*	Axcelis Technologies, Inc.	30,100	207,991
*	BearingPoint, Inc.	84,944	756,851
	Belden CDT, Inc.	17,100	440,838
*	Benchmark Electronics, Inc.	16,800	591,696
	Black Box Corp.	7,800	372,684
*	Borland Software Corp.	30,200	160,362
*	Ciber, Inc.	29,100	168,489
*	Ciena Corp.	164,900	662,898
*	Coherent, Inc.	15,922	516,828
*	Conexant Systems, Inc.	34,691	103,379
*	Convergys Corp.	56,000	972,720
*	Credence Systems Corp.	45,885	397,364
	CTS Corp.	17,100	211,185
*	Edgewater Technology, Inc.	4,472	26,519
*	Electro Scientific Industries, Inc.	8,700	217,152
*	Electroglas, Inc.	6,000	26,460
*	Electronics for Imaging, Inc.	2,462	66,031
*	Exar Corp.	19,402	241,555
*	FSI International, Inc.	2,100	12,411
*	Genesis Microchip, Inc.	10,000	215,000
*	Gerber Scientific, Inc.	8,100	84,159
*	Glenayre Technologies, Inc.	25,600	99,840
*	Global Imaging Systems, Inc.	9,300	335,730
*	Hutchinson Technology, Inc.	6,700	184,317
*	Hypercom Corp.	18,900	145,341
	Imation Corp.	13,700	600,745
*	InFocus Corp.	18,500	75,110
*	InfoSpace, Inc.	11,900	286,909
*	Ingram Micro, Inc.	31,900	630,982
*	Integrated Device Technology, Inc.	39,210	582,269
*	Interland, Inc.	180	1,042
*	Interwoven, Inc.	1,300	11,310
*	Iomega Corp.	24,000	67,200
*	JDA Software Group, Inc.	13,552	186,069
*	Keane, Inc.	20,400	239,496
*	Kemet Corp.	40,200	358,182
*	Lattice Semiconductor Corp.	53,400	242,970
	Maximus, Inc.	8,600	313,986
*	Maxtor Corp.	7,240	69,504
*	McDATA Corp. Class A	29,600	130,832
*	MedQuist, Inc.	20,700	289,800
	Methode Electronics, Inc.	900	11,043
*	MKS Instruments, Inc.	26,346	589,097
*	MPS Group, Inc.	48,200	729,748
* #	MSC.Software Corp.	5,000	91,000
*	Neoforma, Inc.	2,600	25,766
*	NetIQ Corp.	24,858	280,895
*	NetRatings, Inc.	2,000	26,060

7

*	Newport Corp.	20,088	356,361
*	Novell, Inc.	71,050	675,686
*	Nuance Communications, Inc.	9,672	103,490
*	Oplink Communications, Inc.	8,857	144,812
*	Paxar Corp.	20,200	387,436
*	Pegasus Solutions, Inc.	200	1,848
*	Photronics, Inc.	7,200	126,504
*	Plexus Corp.	6,047	202,937
* #	Polycom, Inc.	38,600	749,612
*	Powerwave Technologies, Inc.	9,935	145,846
*	Quantum Corp.	54,800	195,636
*	REMEC, Inc.	3,255	4,329
*	Riverstone Networks, Inc.	300	318
*	RSA Security, Inc.	14,807	217,367
	Sabre Holdings Corp.	6,700	161,671
*	Safeguard Scientifics, Inc.	66,500	126,350
*	SafeNet, Inc.	11,400	284,088
*	Sanmina-SCI Corp.	43,786	169,014
*	Silicon Graphics, Inc.	67,200	27,283
*	Silicon Storage Technology, Inc.	38,500	174,020
*	Skyworks Solutions, Inc.	47,700	250,902
*	SonicWALL, Inc.	32,300	216,733
*	Standard Microsystems Corp.	8,300	269,916
*	Sycamore Networks, Inc.	207,882	970,809
*	SYNNEX Corp.	1,400	25,858
*	Tech Data Corp.	27,400	1,137,922
	Technitrol, Inc.	16,200	354,456
*	TIBCO Software, Inc.	8,170	70,834
*	Transmeta Corp.	100	165
*	Triquint Semiconductor, Inc.	65,151	308,816
*	Unisys Corp.	101,700	679,356
*	Vignette Corp.	14,730	237,153
*	Vishay Intertechnology, Inc.	78,800	1,144,176
*	Vitesse Semiconductor, Inc.	21,800	68,670
*	Zoran Corp.	22,100	437,138
Total Information Technology			29,812,713

Materials — (9.7%)
*	AK Steel Holding Corp.	138	1,532
	Albemarle Corp.	23,300	989,085
	Arch Chemicals, Inc.	10,950	309,009
#	Bowater, Inc.	26,000	676,520
*	Buckeye Technologies, Inc.	17,500	154,175
	Calgon Carbon Corp.	9,100	70,798
*	Caraustar Industries, Inc.	13,400	136,278
	Carpenter Technology Corp.	11,400	952,926
	Castle (A.M.) & Co.	600	16,992
*	Chaparral Steel Co.	10,500	481,005
	Chemtura Corp.	10,938	121,193
	Chesapeake Corp.	9,200	121,348
	Commercial Metals Co.	6,146	278,352
	Cytec Industries, Inc.	18,400	981,456
	Ferro Corp.	16,800	337,344
	Gibraltar Industries, Inc.	12,750	325,253
	Glatfelter (P.H.) Co.	20,400	335,376

8

*	Graphic Packaging Corp.	58,800	152,880
	Greif, Inc. Class A	2,600	150,566
	H.B. Fuller Co.	11,600	470,960
	Louisiana-Pacific Corp.	12,900	366,747
	Lubrizol Corp.	36,100	1,561,686
*	Maxxam, Inc.	2,600	83,850
	Minerals Technologies, Inc.	13,300	711,949
	Myers Industries, Inc.	13,910	222,560
*	NewMarket Corp.	5,460	188,206
	NL Industries, Inc.	6,400	84,416
*	OM Group, Inc.	11,200	237,552
*	Oregon Steel Mills, Inc.	300	11,364
*	PolyOne Corp.	30,100	262,773
	Pope & Talbot, Inc.	1,900	14,383
	Reliance Steel & Aluminum Co.	8,740	720,089
	Rock-Tenn Co. Class A	16,700	219,104
	RPM International, Inc.	47,100	849,684
	Ryerson Tull, Inc.	11,718	295,762
	Schnitzer Steel Industries, Inc. Class A	11,200	348,320
	Schulman (A.), Inc.	20,955	490,976
	Schweitzer-Maudoit International, Inc.	6,900	177,330
	Sensient Technologies Corp.	21,700	388,864
	Spartech Corp.	12,800	309,760
	Steel Dynamics, Inc.	21,600	993,600
	Stepan Co.	3,500	93,485
*	Stillwater Mining Co.	35,600	463,156
*	Terra Industries, Inc.	32,000	226,880
	Texas Industries, Inc.	7,100	430,686
*	Universal Stainless & Alloy Products, Inc.	2,500	48,600
	Valhi, Inc.	59,100	1,054,935
	Wausau-Mosinee Paper Corp.	24,000	312,000
	Wellman, Inc.	12,500	78,500
	Worthington Industries, Inc.	35,300	691,880
Total Materials			19,002,145

Energy — (5.2%)
*	Bristow Group, Inc.	10,800	322,488
	Cimarex Energy Co.	383	16,339
*	Comstock Resources, Inc.	12,700	356,870
*	Forest Oil Corp.	42,400	2,105,160
*	Giant Industries, Inc.	3,600	209,520
*	Gulfmark Offshore, Inc.	10,200	279,684
*	Hanover Compressor Co.	52,657	804,599
* #	Input/Output, Inc.	23,200	175,392
*	Key Energy Group, Inc.	11,400	170,430
*	Meridian Resource Corp.	7,900	33,496
	Overseas Shipholding Group, Inc.	18,300	925,431
*	Petrohawk Energy Corp.	29,600	373,848
	Resource America, Inc.	455	7,471
*	SEACOR Holdings, Inc.	10,050	733,348
*	Stone Energy Corp.	10,800	447,120
*	Swift Energy Corp.	8,700	337,212
	Tidewater, Inc.	26,600	1,389,850
*	TransMontaigne, Inc.	12,200	91,988
*	Universal Compression Holdings, Inc.	14,760	645,750

9

	USEC, Inc.	41,300	513,772
*	Veritas DGC, Inc.	5,100	214,863
Total Energy			10,154,631

Consumer Staples — (4.3%)
	Alliance One International, Inc.	25,800	114,810
#	American Italian Pasta Co.	3,600	15,660
	Casey’s General Stores, Inc.	12,794	335,587
*	Central Garden & Pet Co.	7,400	402,264
	Chiquita Brands International, Inc.	12,500	215,250
	Corn Products International, Inc.	34,980	943,061
	Del Monte Foods Co.	79,700	867,136
*	Great Atlantic & Pacific Tea Co., Inc.	16,050	517,773
*	Hain Celestial Group, Inc.	18,600	434,124
	Ingles Market, Inc. Class A	4,000	66,040
	J. M. Smucker Co.	23,300	920,816
	Longs Drug Stores Corp.	13,500	517,995
	Nash Finch Co.	3,800	117,800
*	Pathmark Stores, Inc.	2,969	29,868
*	Performance Food Group Co.	33,800	992,706
	Pilgrim’s Pride Corp.	600	13,836
	Ruddick Corp.	4,700	113,646
	Seaboard Corp.	540	806,760
	Universal Corp.	12,900	524,643
	Weis Markets, Inc.	12,600	562,716
* #	Winn-Dixie Stores, Inc.	35,300	12,884
Total Consumer Staples			8,525,375

Health Care — (2.3%)
*	Albany Molecular Research, Inc.	9,602	96,884
	Alpharma, Inc. Class A	19,100	577,775
	Analogic Corp.	6,365	343,392
*	Andrx Corp.	600	11,760
*	Applera Corp. - Celera Genomics Group	600	6,894
*	Arena Pharmaceuticals, Inc.	1,439	25,485
	Cambrex Corp.	12,300	227,796
*	Conmed Corp.	13,675	264,748
*	Cross Country Healthcare, Inc.	21,202	388,209
*	CuraGen Corp.	4,066	20,289
	Datascope Corp.	800	30,520
*	Genesis HealthCare Corp.	7,404	294,309
*	Greatbatch, Inc.	8,700	192,357
*	Hanger Orthopedic Group, Inc.	6,900	42,021
*	Kindred Healthcare, Inc.	22,800	492,936
*	Maxygen, Inc.	3,900	30,342
*	MedCath Corp.	2,200	50,424
* #	OCA, Inc.	25,700	9,766
	PerkinElmer, Inc.	14,500	344,955
*	Sequenom, Inc.	12,600	8,190
*	Serologicals Corp.	12,100	292,699
*	Sunrise Senior Living, Inc.	17,500	620,550
*	Viasys Healthcare, Inc.	6,300	183,834
Total Health Care			4,556,135

Telecommunication Services — (0.8%)

10

*	Broadwing Corp.	29,500	264,320
*	Cincinnati Bell, Inc.	85,400	349,286
*	General Communications, Inc. Class A	83	934
*	IDT Corp.	8,600	101,738
*	IDT Corp. Class B	35,300	419,717
*	Price Communications Corp.	16,900	283,075
	SureWest Communications	200	5,056
*	Time Warner Telecom, Inc.	4,730	59,740
Total Telecommunication Services			1,483,866

Utilities — (0.6%)
*	Dynegy, Inc.	129,400	700,054
	South Jersey Industries, Inc.	14,200	406,120
Total Utilities			1,106,174

TOTAL COMMON STOCKS			186,359,881

RIGHTS/WARRANTS — (0.0%)
*	Imperial Credit Industries, Inc. Warrants 01/31/08	511	0

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (5.0%)
	Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $4,965,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $4,936,184) to be repurchased at $4,837,803	$4,837	4,837,193

	Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $3,557,000 FHLMC Notes 4.00%, 09/22/09, valued at $3,508,091) to be repurchased at $3,456,422	3,456	3,456,000

	Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collateralized by $1,525,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $1,516,149) to be repurchased at $1,482,762	1,483	1,482,576
TOTAL TEMPORARY CASH INVESTMENTS			9,775,769

TOTAL INVESTMENTS — (100.0%)
(Cost $174,588,717)##			$196,135,650

11

THE U.S. SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value †
COMMON STOCKS — (92.3%)
Consumer Discretionary — (19.8%)
*	4Kids Entertainment, Inc.	207,941	$3,534,997
*	Acme Communications, Inc.	470,411	1,726,408
*	ACT Teleconferencing, Inc.	4,361	698
*	Advanced Marketing Services, Inc.	214,900	859,600
*	Aftermarket Technology Corp.	63,546	1,378,948
*	Alderwoods Group, Inc.	865,051	14,775,071
*	All American Semiconductor, Inc.	33,385	157,243
*	Alloy, Inc.	284,354	3,744,942
#	American Axle & Manufacturing Holdings, Inc.	1,780,700	28,882,954
*	American Biltrite, Inc.	45,100	513,689
#	American Greetings Corp. Class A	1,176,900	24,691,362
*	AMS Health Sciences, Inc.	11,300	7,910
*	Applica, Inc.	800,900	1,641,845
*	Arlington Hospitality, Inc.	24,100	108
	ArvinMeritor, Inc.	1,057,100	17,695,854
*	Ashworth, Inc.	436,489	3,649,048
*	Audiovox Corp. Class A	667,217	8,520,361
* #	Avatar Holdings, Inc.	78,200	4,365,906
*	Aztar Corp.	261,400	7,889,052
*	Ballantyne of Omaha, Inc.	40,000	162,000
* #	Bally Total Fitness Holding Corp.	1,327,900	10,530,247
	Bandag, Inc.	292,119	12,493,930
	Bandag, Inc. Class A	110,900	4,091,101
*	Barry (R.G.) Corp.	147,364	949,024
	Bassett Furniture Industries, Inc.	387,775	7,480,180
*	Big Dog Holdings, Inc.	600	6,030
*	Big Lots, Inc.	2,288,610	29,088,233
*	Birks & Mayors, Inc.	25,319	155,712
	Blair Corp.	80,611	3,325,204
#	Blockbuster, Inc. Class A	236,100	913,707
*	Bluegreen Corp.	1,017,898	16,154,041
	Bob Evans Farms, Inc.	1,125,121	32,819,780
*	Bombay Co., Inc.	1,202,540	3,800,026
	Bon-Ton Stores, Inc.	454,665	12,375,981
	Books-A-Million, Inc.	372,103	4,294,069
	Bowl America, Inc. Class A	32,422	457,150
*	Boyds Collection, Ltd.	127,100	15,252
	Brown Shoe Company, Inc.	296,900	14,162,130
*	Buca, Inc.	609,460	3,449,544
	Burlington Coat Factory Warehouse Corp.	1,250,501	56,322,565
*	CabelTel International Corp.	1,070	4,612
*	California Coastal Communities, Inc.	110,738	4,262,306
	Callaway Golf Co.	868,600	14,323,214

1

*	Capital Pacific Holdings, Inc.	198,300	3,470,250
*	Carriage Services, Inc.	535,300	2,655,088
*	Catalina Lighting, Inc.	21,640	194,760
*	Cavalier Homes, Inc.	361,681	2,557,085
*	Championship Auto Racing Teams, Inc.	4,800	0
*	Champps Entertainment, Inc.	407,788	3,286,771
*	Charming Shoppes, Inc.	3,351,865	44,881,472
*	Charter Communications, Inc.	114,800	132,020
*	Chromcraft Revington, Inc.	8,572	111,436
	Citadel Broadcasting Co.	861,124	9,592,921
	Coachmen Industries, Inc.	537,400	6,341,320
	Coast Distribution System, Inc.	98,800	716,300
*	Cobra Electronics Corp.	82,800	962,964
*	Collins & Aikman Corp.	117,151	4,803
*	Concord Camera Corp.	782,800	861,080
*	Congoleum Corp. Class A	95,600	215,100
#	Cooper Tire & Rubber Co.	1,979,900	29,500,510
*	Cost-U-Less, Inc.	30,541	243,106
	CSS Industries, Inc.	253,750	7,815,500
*	Culp, Inc.	360,918	1,786,544
* #	Cumulus Media, Inc. Class A	1,685,642	19,553,447
	Cutter & Buck, Inc.	334,442	3,999,926
* #	Cybex International, Inc.	112,500	673,875
* #	Dave & Busters, Inc.	188,540	3,393,720
#	Decorator Industries, Inc.	21,732	180,810
* (R)	dELiA*s, Inc.	495,222	4,412,428
	Delta Apparel, Inc.	223,141	3,458,685
*	Delta Woodside Industries, Inc.	119,600	37,076
*	Diedrich Coffee, Inc.	13	54
*	Dixie Group, Inc.	360,899	5,911,526
* #	Dominion Homes, Inc.	222,966	2,140,474
	Dover Motorsports, Inc.	515,100	2,560,047
*	drugstore.com, Inc.	208,094	524,397
*	Duckwall-ALCO Stores, Inc.	113,400	2,743,146
*	Dura Automotive Systems, Inc.	616,374	1,411,496
*	ELXSI Corp.	27,500	79,750
*	EMAK Worldwide, Inc.	1,100	9,064
*	Emerson Radio Corp.	29,112	93,158
*	Emmis Communications Corp. Class A	113,372	1,855,900
*	Enesco Group, Inc.	456,300	853,281
*	Entercom Communications Corp.	264,703	7,456,684
*	Entravision Communications Corp.	2,189,698	16,269,456
*	Fab Industries, Inc.	82,381	0
*	Fairchild Corp. Class A	686,629	1,634,177
*	Featherlite, Inc.	39,150	193,792
	Fedders Corp.	46,966	69,040
	Federal Screw Works	3,125	50,000
* #	Federal-Mogul Corp.	823,500	279,990
*	Finlay Enterprises, Inc.	216,900	1,839,312
	Flexsteel Industries, Inc.	92,240	1,305,196
*	Footstar, Inc.	501,800	2,333,370
*	Franklin Covey Co.	338,900	2,633,253
*	Franklin Electronic Publishers, Inc.	114,000	484,500
	Fred’s, Inc.	71,900	1,004,443
*	Friedman’s, Inc. Class A	581,500	0

2

	Frisch’s Restaurants, Inc.	2,020	42,218
#	Furniture Brands International, Inc.	1,913,836	47,310,026
*	Gaiam, Inc.	45	621
*	GameTech International, Inc.	179,200	860,160
* #	Gaylord Entertainment Co.	1,185,385	52,927,440
	Gentek, Inc.	6,862	130,104
*	G-III Apparel Group, Ltd.	97,200	1,554,228
*	Gottschalks, Inc.	220,600	2,009,666
	Gray Television, Inc.	1,489,550	12,542,011
	Gray Television, Inc. Class A	40,050	326,608
*	Group 1 Automotive, Inc.	855,100	32,733,228
*	Ha-Lo Industries, Inc.	223,600	0
*	Hampshire Group, Ltd.	37,700	921,011
	Hancock Fabrics, Inc.	518,800	2,153,020
	Handleman Co.	723,777	7,114,728
*	Harolds Stores, Inc.	2,000	1,500
*	Harris Interactive, Inc.	563,636	3,167,634
*	Hartmarx Corp.	998,300	8,655,261
*	Hastings Entertainment, Inc.	337,810	1,787,015
*	Hastings Manufacturing Co.	800	24
	Haverty Furniture Co., Inc.	399,800	5,697,150
*	Hayes Lemmerz International, Inc.	159,175	498,218
*	Hollywood Media Corp.	279,000	1,355,940
	ILX Resorts, Inc.	80,680	834,231
*	Image Entertainment, Inc.	39,000	132,600
*	IMPCO Technologies, Inc.	336,642	2,107,379
*	Insight Enterprises, Inc.	981,484	21,131,351
*	Interface, Inc. Class A	1,006,707	11,154,314
*	Interstate Hotels & Resorts, Inc.	378,225	1,807,915
	J. Alexander’s Corp.	109,400	877,388
*	J. Jill Group, Inc.	48,193	1,138,801
*	Jaclyn, Inc.	27,400	223,310
*	Jakks Pacific, Inc.	895,220	22,219,360
*	Jo-Ann Stores, Inc.	620,300	8,249,990
*	Johnson Outdoors, Inc.	120,000	2,143,200
*	K2, Inc.	1,649,110	18,799,854
	Kellwood Co.	974,517	25,084,068
	Kimball International, Inc. Class B	762,052	10,798,277
	Knape & Vogt Manufacturing Co.	36,934	681,063
*	LaCrosse Footwear, Inc.	30,450	361,746
*	Lakeland Industries, Inc.	6,300	121,464
*	Lakes Entertainment, Inc.	148,494	1,470,091
	Landry’s Restaurants, Inc.	914,335	28,225,521
*	Lazare Kaplan International, Inc.	124,900	1,030,425
#	La-Z-Boy, Inc.	1,895,397	30,231,582
*	Lenox Group, Inc.	409,200	5,466,912
	Libbey, Inc.	27,300	241,878
*	Lin TV Corp.	831,050	7,753,696
	Lithia Motors, Inc. Class A	523,675	16,778,547
*	Lodgenet Entertainment Corp.	26,000	370,240
*	Lodgian, Inc.	229,844	2,882,244
	Lone Star Steakhouse & Saloon, Inc.	670,176	18,067,945
*	LOUD Technologies, Inc.	200	2,940
*	Luby’s, Inc.	161,900	2,413,929
	M/I Homes, Inc.	402,551	16,955,448

3

* #	Magna Entertainment Corp.	155,700	1,044,747
*	Main Street Restaurant Group, Inc.	283,064	1,556,852
*	MarineMax, Inc.	24,100	743,726
*	Marisa Christina, Inc.	86,600	46,764
	McRae Industries, Inc. Class A	30,653	322,623
*	Meade Instruments Corp.	663,220	1,890,177
	Media General, Inc. Class A	111,200	5,571,120
*	Merisel, Inc.	3,600	26,370
*	Mestek, Inc.	19,000	245,670
	Modine Manufacturing Co.	628,127	17,618,962
	Monaco Coach Corp.	828,000	11,848,680
*	Mothers Work, Inc.	97,966	2,438,374
	Movado Group, Inc.	589,800	12,857,640
#	Movie Gallery, Inc.	63,013	201,011
* #	Multimedia Games, Inc.	491,106	5,200,813
*	Nathan’s Famous, Inc.	88,356	1,082,361
	National Presto Industries, Inc.	138,950	6,079,062
*	National RV Holdings, Inc.	272,950	1,768,716
*	Nature Vision, Inc.	2,100	23,310
* #	Navigant International, Inc.	506,601	5,572,611
* #	Nitches, Inc.	12,141	92,272
	Nobel Learning Communities, Inc.	81,263	771,998
*	O’Charleys, Inc.	404,970	7,192,267
*	Odd Job Stores, Inc.	175,300	36,813
*	Ohio Art Co.	3,500	17,500
* #	Oneida, Ltd.	177,100	100,947
	Orleans Homebuilders, Inc.	2,900	56,666
* #	Palm Harbor Homes, Inc.	176,091	3,689,106
*	Paxson Communications Corp.	455,700	432,915
*	Payless ShoeSource, Inc.	1,654,600	39,214,020
*	PC Mall, Inc.	128,991	797,164
*	Perry Ellis International, Inc.	334,544	7,363,313
#	Phillips-Van Heusen Corp.	107,617	3,820,403
*	Phoenix Footwear Group, Inc.	182,524	976,503
*	Pinnacle Entertainment, Inc.	76,300	2,140,215
*	Pomeroy IT Solutions, Inc.	408,204	3,796,297
*	Proliance International, Inc.	333,642	1,751,620
*	QEP Co., Inc.	26,700	285,690
* #	Quaker Fabric Corp.	552,928	1,564,786
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	4,947	22,410
*	R&B, Inc.	239,462	2,540,692
*	Radio One, Inc. Class A	483,163	4,082,727
*	Radio One, Inc. Class D	114,769	957,173
*	RCN Corp.	422,022	10,550,550
* #	Reading International, Inc. Class A	210,599	1,703,746
*	Reading International, Inc. Class B	14,460	113,511
*	Red Lion Hotels Corp.	285,600	3,327,240
*	Regent Communications, Inc.	1,377,651	6,295,865
*	Rent-Way, Inc.	680,000	4,603,600
* #	Retail Ventures, Inc.	686,073	9,097,328
*	Rex Stores Corp.	345,550	5,293,826
*	Riviera Holdings Corp.	16,500	264,825
*	Rockford Corp.	172,200	690,522
*	Rocky Shoes & Boots, Inc.	23,987	569,451
	Russ Berrie & Co., Inc.	311,900	4,238,721

4

	Russell Corp.	1,134,900	16,206,372
*	Ryan’s Restaurant Group, Inc.	948,799	12,533,635
*	S&K Famous Brands, Inc.	77,400	1,288,710
*	Safety Components International, Inc.	1,155	17,181
* #	Salton, Inc.	396,300	566,709
*	Sands Regent	15,292	167,447
*	Schieb (Earl), Inc.	74,400	260,400
*	Scholastic Corp.	191,030	5,620,103
	Service Corp. International	1,192,608	9,481,234
* #	Sharper Image Corp.	355,966	4,200,399
*	Shiloh Industries, Inc.	314,592	5,127,850
*	Shoe Carnival, Inc.	439,414	9,873,633
* #	Six Flags, Inc.	3,258,700	34,379,285
	Skyline Corp.	113,100	4,537,572
*	Smith & Wollensky Restaurant Group, Inc.	157,900	933,189
	Sonic Automotive, Inc.	1,228,493	32,542,780
*	Source Interlink Companies, Inc.	192,945	2,074,159
*	Southern Energy Homes, Inc.	178,100	1,068,600
*	Spanish Broadcasting System, Inc.	198,346	1,112,721
*	SPAR Group, Inc.	4,600	5,290
*	Sport Chalet, Inc. Class A	79,125	642,495
*	Sport Chalet, Inc. Class B	11,375	91,000
*	Sport Supply Group, Inc.	103,800	467,100
*	Sport-Haley, Inc.	59,900	302,495
	Stage Stores, Inc.	763,438	22,261,852
#	Standard Motor Products, Inc.	672,050	7,130,450
	Star Buffet, Inc.	7,100	60,705
*	Steinway Musical Instruments, Inc.	257,800	8,494,510
	Stewart Enterprises, Inc.	3,455,054	17,517,124
*	Stoneridge, Inc.	657,700	3,906,738
	Stride Rite Corp.	1,127,600	15,673,640
*	Sunterra Corp.	3,425	51,375
#	Superior Industries International, Inc.	957,900	20,642,745
	Superior Uniform Group, Inc.	136,600	1,513,528
	Syms Corp.	340,300	4,968,380
* #	Syntax-Brillian Corp.	177,642	765,637
*	Systemax, Inc.	581,300	4,040,035
*	Tag-It Pacific, Inc.	53,800	26,900
	Tandy Brand Accessories, Inc.	73,631	795,951
* #	Tarrant Apparel Group	282,800	328,048
	The Marcus Corp.	685,100	11,256,193
	The Pep Boys - Manny, Moe & Jack	1,959,000	30,756,300
*	The Rowe Companies	9,300	16,368
*	The Sports Authority, Inc.	968,900	35,452,051
*	The Sports Club Co., Inc.	114,000	107,160
* #	Tower Automotive, Inc.	77,913	5,376
	Traffix, Inc.	278,384	1,447,597
*	Trans World Entertainment Corp.	1,051,874	6,311,244
*	Triple Crown Media, Inc.	153,103	1,025,790
*	Trump Entertainment Resorts, Inc.	266	4,921
*	Tweeter Home Entertainment Group, Inc.	725,472	5,832,795
*	Unapix Entertainment, Inc.	1,700	7
*	Unifi, Inc.	1,660,466	5,097,631
	Unifirst Corp.	257,100	8,615,421
#	United Auto Group, Inc.	1,511,200	65,344,288

5

*	United Retail Group, Inc.	133,101	2,202,822
*	Vail Resorts, Inc.	485,723	16,048,288
*	Virco Manufacturing Corp.	58,286	323,487
#	Visteon Corp.	3,343,965	15,582,877
*	Warnaco Group, Inc.	997,321	23,147,820
* #	WCI Communities, Inc.	1,100,300	27,771,572
	Wellco Enterprises, Inc.	100	1,260
* #	Wells-Gardner Electronics Corp.	63,303	150,028
*	West Marine, Inc.	249,630	3,212,738
*	Western Metals Corp.	100,400	63,252
* #	Whitehall Jewelers, Inc.	368,900	593,929
*	Wilsons The Leather Experts, Inc.	470,201	1,575,173
*	Zapata Corp.	249,080	1,509,425
Total Consumer Discretionary			1,721,718,118

Industrials — (19.2%)
* #	AAR Corp.	1,027,730	26,011,846
*	Ablest, Inc.	17,200	147,060
	Abrams Industries, Inc.	12,100	50,336
	Aceto Corp.	5,260	38,977
*	Active Power, Inc.	976,749	4,551,650
*	AirNet Systems, Inc.	308,100	1,053,702
	Alamo Group, Inc.	170,407	4,065,911
*	Alaska Air Group, Inc.	1,108,200	35,517,810
* #	Allied Defense Group, Inc.	148,500	3,400,650
*	Allied Holdings, Inc.	2,935	2,495
	Ambassadors International, Inc.	167,100	2,954,328
	Ameron International Corp.	290,705	17,267,877
	Ampco-Pittsburgh Corp.	200,200	4,066,062
	Amrep Corp.	95,603	2,978,989
	Angelica Corp.	203,800	4,092,304
	Applied Industrial Technologies, Inc.	1,046,700	44,777,826
* #	Armstrong Holdings, Inc.	381,400	396,656
*	Astronics Corp.	4,174	55,447
* #	ATA Holdings Corp.	184,300	1,382
*	Avalon Holding Corp. Class A	24,712	116,146
*	Axsys Technologies, Inc.	3,093	51,189
*	AZZ, Inc.	131,800	3,003,722
*	Baldwin Technology Co., Inc. Class A	216,500	1,223,225
	Bowne & Co., Inc.	1,174,613	17,489,988
*	Butler International, Inc.	80,000	254,400
	C&D Technologies, Inc.	794,200	6,782,468
*	Cannon Express, Inc.	900	0
* #	Capstone Turbine Corp.	61,250	193,550
*	Catalytica Energy Systems, Inc.	233,600	308,352
*	CBIZ, Inc.	1,893,695	13,748,226
	CDI Corp.	29,267	716,749
	Central Parking Corp.	1,260,237	20,541,863
	Champion Industries, Inc.	106,401	660,218
*	Channell Commercial Corp.	16,178	83,317
	Chase Corp.	500	7,425
	Chicago Rivet & Machine Co.	10,700	212,395
	CIRCOR International, Inc.	539,023	14,877,035
	Collins Industries, Inc.	299	2,123
*	Comforce Corp.	57,100	156,454

6

	Comfort Systems USA, Inc.	1,323,900	14,549,661
*	Compudyne Corp.	56,585	377,422
	CompX International, Inc.	36,800	627,072
* #	Consolidated Freightways Corp.	24,700	37
*	Consolidated Graphics, Inc.	214,594	10,959,316
*	Continental Airlines, Inc.	2,000,539	46,612,559
*	Cornell Companies, Inc.	465,548	6,289,553
*	Corrpro Companies, Inc.	87,175	80,201
*	Covenant Transport, Inc. Class A	399,887	6,198,249
*	Cross (A.T.) Co. Class A	230,700	1,049,685
*	Crown Andersen, Inc.	20,800	7,592
	Cubic Corp.	37,500	810,750
*	Distributed Energy Systems Corp.	731,464	6,824,559
*	Dollar Thrifty Automotive Group, Inc.	910,300	36,757,914
*	Ducommun, Inc.	240,779	5,326,031
	Eastern Co.	19,600	423,360
	Ecology & Environment, Inc. Class A	27,700	287,803
*	Electro Rent Corp.	430,955	6,421,230
*	EMCOR Group, Inc.	917,438	39,991,122
*	EnerSys	119,900	1,628,242
*	EnPro Industries, Inc.	764,544	25,054,107
	Espey Manufacturing & Electronics Corp.	7,600	129,048
*	Esterline Technologies Corp.	1,004,093	41,810,433
	Federal Signal Corp.	914,815	16,384,337
*	First Aviation Services, Inc.	8,900	35,823
*	First Consulting Group, Inc.	150,325	939,531
* #	Flowserve Corp.	1,473,328	75,729,059
*	Foster (L.B.) Co. Class A	154,271	2,326,407
*	Frontier Airlines, Inc.	1,169,414	8,419,781
*	Frozen Food Express Industries, Inc.	434,678	5,068,345
*	FTI Consulting, Inc.	168,200	4,699,508
* #	FuelCell Energy, Inc.	244,496	2,721,240
	G & K Services, Inc. Class A	298,202	11,659,698
	GATX Corp.	1,377,300	54,678,810
*	Gehl Co.	287,709	9,520,291
* #	Genesee & Wyoming, Inc.	36	1,647
*	GP Strategies Corp.	344,165	2,477,988
	Graham Corp.	4,052	73,949
	Hardinge, Inc.	173,186	2,880,101
*	Hawaiian Holdings, Inc.	490,955	2,430,227
#	Heico Corp.	262,900	7,734,518
	Heico Corp. Class A	14,996	390,046
*	Herley Industries, Inc.	467,231	8,788,625
* #	Hexcel Corp.	578,450	12,448,244
*	Hudson Technologies, Inc.	48,700	81,329
*	Huttig Building Products, Inc.	13,302	115,328
	IKON Office Solutions, Inc.	2,708,500	35,616,775
*	Industrial Distribution Group, Inc.	307,075	2,358,336
*	Infrasource Services, Inc.	11,800	210,866
*	Innotrac Corp.	101,600	377,952
*	Insituform Technologies, Inc. Class A	164,856	4,436,275
*	Integrated Electrical Services, Inc.	1,079,255	1,041,481
	International Aluminum Corp.	57,441	2,268,920
*	International Shipholding Corp.	82,200	1,281,498
	Interpool, Inc.	778,914	15,282,293

7

*	JPS Industries, Inc.	42,600	129,930
*	Kadant, Inc.	469,660	8,871,877
	Kaman Corp. Class A	703,154	15,968,627
*	Kansas City Southern	2,080,000	48,193,600
	Kelly Services, Inc. Class A	560,859	15,137,584
*	Key Technology, Inc.	20,200	230,078
*	K-Tron International, Inc.	5,860	233,814
*	Ladish Co., Inc.	259,092	5,697,433
	LSI Industries, Inc.	97,969	1,522,438
*	Lydall, Inc.	504,000	4,470,480
*	Lynch Corp.	8,167	71,870
*	M&F Worldwide Corp.	573,876	9,468,954
*	Mac-Gray Corp.	328,100	3,937,200
*	Magnetek, Inc.	930,900	3,723,600
* #	MAIR Holdings, Inc.	614,108	3,138,092
*	Marten Transport, Ltd.	2,179	50,967
*	Maxco, Inc.	38,000	219,070
* #	MCSi, Inc.	1,500	8
*	Meadow Valley Corp.	10,414	157,980
* #	Medialink Worldwide, Inc.	101,085	453,872
*	Merrimac Industries, Inc.	35,170	319,344
*	Mesa Air Group, Inc.	529,610	6,048,146
*	MFRI, Inc.	59,000	422,440
* #	Midwest Air Group, Inc.	612,602	3,283,547
*	Milacron, Inc.	1,131,768	1,822,146
*	Misonix, Inc.	106,081	623,756
* #	Modtech Holdings, Inc.	455,114	3,531,685
*	Moore Handley, Inc.	2,000	17,900
	Mueller Industries, Inc.	706,813	23,331,897
	NACCO Industries, Inc. Class A	116,000	16,100,800
*	Nashua Corp.	114,300	778,497
*	National Patent Development Corp.	231,665	331,281
*	National Technical Systems, Inc.	136,833	706,058
*	NCI Building Systems, Inc.	287,798	16,600,189
*	NCO Group, Inc.	1,083,683	24,350,368
*	New Horizons Worldwide, Inc.	108,175	64,905
*	North America Galvanizing & Coatings, Inc.	72,400	170,140
*	Omega Flex, Inc.	1,745	31,619
*	Orbital Sciences Corp.	765,500	11,658,565
	Outlook Group Corp.	58,400	619,040
*	P.A.M. Transportation Services, Inc.	1,350	28,391
*	Paragon Technologies, Inc.	3,200	32,576
*	Patrick Industries, Inc.	104,430	1,147,164
*	Patriot Transportation Holding, Inc.	1,400	94,864
*	Peerless Manufacturing Co.	3,998	69,965
*	PHH Corp.	479,400	13,706,046
*	Pico Holdings, Inc.	370,877	12,524,516
*	Powell Industries, Inc.	6,100	137,555
*	Power-One, Inc.	20,796	117,913
*	PPT Vision, Inc.	21,850	13,110
	Preformed Line Products Co.	12,500	513,125
* #	PRG-Schultz International, Inc.	548,549	263,304
*	Protection One, Inc.	61	1,071
	Providence & Worcester Railroad Co.	47,700	775,602
*	Quanta Services, Inc.	3,982,326	54,518,043

8

*	RailAmerica, Inc.	1,286,938	12,740,686
*	RCM Technologies, Inc.	230,500	1,401,440
* (R)	Refac	11,357	91,992
#	Regal-Beloit Corp.	1,191,383	47,941,252
*	RemedyTemp, Inc.	181,500	1,905,750
*	Republic Airways Holdings, Inc.	824,348	11,557,359
*	Riviera Tool Co.	16,300	10,269
	Robbins & Myers, Inc.	496,300	10,412,374
*	Rush Enterprises, Inc. Class A	453,098	8,382,313
*	Rush Enterprises, Inc. Class B	103,800	1,792,626
	Schuff International, Inc.	94,100	805,496
*	SCS Transportation, Inc.	515,632	13,937,533
*	Secom General Corp.	11,400	15,960
*	Sequa Corp. Class A	93,500	7,939,085
*	Sequa Corp. Class B	28,500	2,422,215
* #	Servotronics, Inc.	400	2,760
* #	Shaw Group, Inc.	1,919,698	64,021,928
*	SIFCO Industries, Inc.	73,715	311,814
*	Sitel Corp.	1,110,100	4,018,562
	Skywest, Inc.	766,022	22,191,657
#	Smith (A.O.) Corp.	741,100	34,312,930
	Smith (A.O.) Corp. Convertible Class A	68,950	3,192,385
*	Smithway Motor Xpress Corp. Class A	72,600	683,892
*	SOURCECORP, Inc.	534,934	13,694,310
*	SPACEHAB, Inc.	118,447	87,651
	Sparton Corp.	135,359	1,165,441
*	Spherion Corp.	2,085,689	20,815,176
	Standard Register Co.	104,450	1,715,069
	Starrett (L.S.) Co. Class A	63,600	922,200
*	Strategic Distribution, Inc.	64,103	626,286
	Supreme Industries, Inc.	97,710	730,871
	Sypris Solutions, Inc.	545,111	5,652,801
*	TB Wood’s Corp.	92,100	1,105,200
*	TeamStaff, Inc.	84,700	141,449
	Tecumseh Products Co. Class A	447,170	10,110,514
	Tecumseh Products Co. Class B	15,400	312,004
*	Timco Aviation Services, Inc.	270	999
	Titan International, Inc.	145,100	2,516,034
	Todd Shipyards Corp.	80,450	2,139,970
*	Trailer Bridge, Inc.	109,500	1,018,350
*	Transport Corporation of America, Inc.	19,800	198,396
*	Transtechnology Corp.	95,900	906,255
*	TRC Companies, Inc.	226,400	2,506,248
	Tredegar Industries, Inc.	1,344,486	22,184,019
	Trinity Industries, Inc.	1,370,200	72,620,600
*	Triumph Group, Inc.	548,417	22,951,251
*	Tufco Technologies, Inc.	1,000	6,400
	Twin Disc, Inc.	40,198	2,108,787
*	U.S. Xpress Enterprises, Inc. Class A	160,990	2,746,489
*	United Rentals, Inc.	1,783,901	58,155,173
*	URS Corp.	1,147,567	50,022,446
* #	Valence Technology, Inc.	4,800	11,040
*	Valpey Fisher Corp.	10,250	32,595
	Viad Corp.	224,300	7,179,843
*	Volt Information Sciences, Inc.	396,700	9,493,031

9

	Washington Group International, Inc.	127,606	7,448,362
	Waste Industries USA, Inc.	259,393	4,020,592
*	Water Pik Technologies, Inc.	104,945	2,891,235
	Werner Enterprises, Inc.	18,883	366,897
*	Westaff, Inc.	195,100	860,371
* #	Western Power & Equipment Corp.	4,091	6,955
*	Willis Lease Finance Corp.	131,300	1,248,663
*	Wolverine Tube, Inc.	487,800	1,790,226
*	Xanser Corp.	255,500	1,116,535
Total Industrials			1,676,707,381

Financials — (14.9%)
	1st Source Corp.	491,940	13,110,201
	21st Century Insurance Group	196,558	3,184,240
*	ACE Cash Express, Inc.	84,112	2,071,679
	Advanta Corp. Class A	277,153	9,026,873
	Advanta Corp. Class B Non-Voting	450,013	15,781,956
*	Aether Holdings, Inc.	1,448,132	4,952,611
	Alfa Corp.	44,916	722,249
	Alliance Financial Corp.	1,700	54,570
	Ameriana Bancorp	25,683	326,303
* #	American Business Financial Services, Inc.	12,784	153
*	American Independence Corp.	1,448	17,376
*	American Physicians Capital, Inc.	296,708	14,624,737
	American Physicians Services Group, Inc.	35,800	463,252
	Ameris Bancorp	20,886	480,378
*	AmeriServe Financial, Inc.	424,173	1,925,745
*	Arch Capital Group, Ltd.	8,430	476,801
*	Argonaut Group, Inc.	1,091,535	39,862,858
	ASB Financial Corp.	10,400	210,600
*	Atlantic American Corp.	43,438	112,504
	Baldwin & Lyons, Inc. Class B	313,025	7,747,369
*	Bancinsurance Corp.	76,470	374,703
	Bancorp Rhode Island, Inc.	1,292	44,251
	BankUnited Financial Corp. Class A	375,538	10,492,532
	Banner Corp.	356,912	11,421,184
	Bay View Capital Corp.	217,976	3,729,569
	Berkshire Bancorp, Inc.	100	1,670
	Beverly Hills Bancorp, Inc.	286,984	2,978,894
*	BNS Holding, Inc. Class A	46,155	265,391
	Brookline Bancorp, Inc.	950,592	14,268,386
*	Brunswick Bancorp	300	3,900
	California First National Bancorp	80,200	1,082,700
	Camco Financial Corp.	19,783	279,138
	Capital Bank Corp.	1,200	18,672
	Capital Southwest Corp.	2,169	208,983
	Carrollton Bancorp	600	9,093
	Cash America International, Inc.	134,700	3,609,960
	Center Bancorp, Inc.	25,951	293,506
	Central Bancorp, Inc.	1,001	28,528
*	Centrue Financial Corp.	100	2,647
*	Ceres Group, Inc.	803,768	4,348,385
	CFS Bancorp, Inc.	359,385	5,275,772
	Chemical Financial Corp.	180,863	5,821,980
	Citizens First Bancorp, Inc.	5,481	157,743

10

	Citizens South Banking Corp.	3,054	38,175
* #	Citizens, Inc.	229,571	1,221,318
	Clark, Inc.	634,328	6,698,504
*	CNA Surety Corp.	623,495	10,836,343
	Commercial National Financial Corp.	200	3,562
	Community Bank System, Inc.	875,000	18,961,250
	Community Banks, Inc.	17,019	473,979
	Community Capital Corp.	262	5,829
	Community Central Bank Corp.	5	60
	Community West Bancshares	6,300	89,428
* #	CompuCredit Corp.	433,103	16,371,293
*	Consumer Portfolio Services, Inc.	28,100	191,080
	Cooperative Bankshares, Inc.	28,100	606,117
*	Credit Acceptance Corp.	499,630	11,811,253
	Delphi Financial Group, Inc. Class A	935,063	48,698,081
	Donegal Group, Inc. Class A	271,319	6,633,750
	Donegal Group, Inc. Class B	46,564	1,059,098
	EMC Insurance Group, Inc.	234,838	5,758,228
*	Epoch Holding Corp.	107,000	588,500
	ESB Financial Corp.	1,200	14,184
	Exchange National Bancshares, Inc.	1,900	56,525
*	EZCORP, Inc. Class A Non-Voting	229,027	4,953,854
	FBL Financial Group, Inc. Class A	818,627	28,013,416
	Fidelity Southern Corp.	28,624	508,076
	Financial Institutions, Inc.	9,294	177,701
*	Firebrand Financial Group, Inc.	86,400	6,480
	First Bancorp of Indiana, Inc.	300	6,720
	First Bancshares, Inc.	82	1,414
*	First Bank of Delaware	70,403	164,743
	First Citizens BancShares, Inc.	10,200	1,909,032
	First Community Bancshares, Inc.	814	26,553
	First Defiance Financial Corp.	126,892	3,500,950
	First Federal Bancshares of Arkansas, Inc.	110,400	2,544,720
	First Federal Bankshares, Inc.	900	20,430
	First Federal of Northern Michigan Bancorp, Inc.	2,100	19,740
	First Financial Corp.	5,177	148,580
	First Franklin Corp.	680	10,812
*	First Investors Financial Services Group, Inc.	119,100	887,295
	First Keystone Financial, Inc.	37,100	725,305
	First M&F Corp.	2,304	81,435
*	First Mariner Bancorp, Inc.	26,500	492,105
	First Merchants Corp.	352,613	9,083,311
	First Niagara Financial Group, Inc.	246,997	3,480,188
	First Place Financial Corp.	474,473	11,335,160
	First United Corp.	3,000	64,830
	First West Virginia Bancorp, Inc.	1	19
*	FirstCity Financial Corp.	343	4,027
* #	FirstFed Financial Corp.	335,000	20,103,350
	Flagstar Bancorp, Inc.	398,600	6,158,370
#	FNB Corp. NC	908	18,814
	FNB Corp. VA	1,700	57,766
	FNB Financial Services Corp.	21,518	343,212
*	FPIC Insurance Group, Inc.	349,473	12,280,481
*	Franklin Bank Corp.	10,482	178,823
	GB&T Bancshares, Inc.	61,886	1,290,323

11

	Great American Financial Resources, Inc.	258,400	5,111,152
	Guaranty Federal Bancshares, Inc.	15,000	425,400
	Habersham Bancorp	200	4,390
	Harleysville Group, Inc.	963,685	25,373,826
#	Harleysville Savings Financial Corp.	1,300	22,672
	Harrington West Financial Group, Inc.	1,450	23,432
	HF Financial Corp.	57,915	1,103,281
	HMN Financial, Inc.	76,201	2,457,482
	Home Federal Bancorp	100	2,550
	HopFed Bancorp, Inc.	400	6,400
	Horace Mann Educators Corp.	1,718,508	32,050,174
	Independence Holding Co.	105,807	2,354,206
	Infinity Property & Casualty Corp.	704,887	27,955,818
	Integra Bank Corp.	23,295	502,939
	Investors Title Co.	18,102	782,477
	Irwin Financial Corp.	888,942	17,814,398
*	ITLA Capital Corp.	151,188	6,996,981
	Jefferson Bancshares, Inc.	1,910	25,689
	KNBT Bancorp, Inc.	296,215	4,686,121
*	Knight Capital Group, Inc.	1,801,039	22,675,081
* #	LaBranche & Co., Inc.	1,331,740	18,844,121
	Lakeland Bancorp, Inc.	900	14,022
	LandAmerica Financial Group, Inc.	632,212	42,168,540
	Leesport Financial Corp.	1,855	46,375
	Lincoln Bancorp	300	5,246
	Longview Fibre Co.	1,748,440	32,905,641
	LSB Bancshares, Inc.	900	16,200
	LSB Corp.	3,500	61,281
	LSB Financial Corp.	800	24,376
	MAF Bancorp, Inc.	766,518	32,852,961
	MainSource Financial Group, Inc.	1,600	29,248
	MASSBANK Corp.	64,949	2,143,317
	MCG Capital Corp.	1,112,834	17,026,360
*	Meadowbrook Insurance Group, Inc.	851,564	5,637,354
	Medallion Financial Corp.	537,115	6,520,576
	Merchants Group, Inc.	24,500	730,100
	Meta Financial Group, Inc.	32,500	682,500
	MFB Corp.	17,500	539,350
	MicroFinancial, Inc.	126,900	463,185
	Midland Co.	57,920	1,950,166
	MidWestOne Financial Group, Inc.	801	15,147
	MutualFirst Financial, Inc.	1,300	28,080
	National Western Life Insurance Co. Class A	23,900	5,331,134
*	Navigators Group, Inc.	200,537	9,405,185
	NBC Capital Corp.	3,132	76,765
	NetBank, Inc.	297,582	2,216,986
	New Hampshire Thrift Bancshares, Inc.	200	3,020
*	Newtek Business Services, Inc.	134,657	249,115
	North Central Bancshares, Inc.	39,300	1,505,190
	Northeast Bancorp	21,100	472,640
	Northrim BanCorp, Inc.	1,575	36,633
	Northway Financial, Inc.	1,200	44,640
	NYMAGIC, Inc.	155,216	3,911,443
*	Ocwen Financial Corp.	1,623,030	15,938,155
	Ohio Casualty Corp.	1,903,514	58,266,564

12

	Omega Financial Corp.	68,692	2,233,864
*	Pacific Premier Bancorp, Inc.	52,640	631,680
	Parkvale Financial Corp.	41,591	1,161,221
	Partners Trust Financial Group, Inc.	1,028,232	12,112,573
	PAULA Financial	89,200	173,940
*	Penn Treaty American Corp.	371,000	3,858,400
	Peoples Bancorp, Inc. IN	3,301	70,971
	Peoples Bancorp, Inc. OH	73,637	2,169,346
	Peoples Community Bancorp	550	11,220
	Pinnacle Bancshares, Inc.	12,700	175,260
*	Piper Jaffray Companies, Inc.	565,361	28,087,134
*	PMA Capital Corp. Class A	1,040,169	10,006,426
	Pocahontas Bancorp, Inc.	72,100	931,532
#	Potlatch Corp.	517,299	18,850,376
*	Premier Financial Bancorp, Inc.	1,300	19,981
	Presidential Life Corp.	966,437	21,174,635
	Provident Financial Holdings, Inc.	117,569	3,503,556
#	Provident Financial Services, Inc.	1,312,960	24,421,056
*	PSB Bancorp, Inc.	43,600	551,540
	Renasant Corp.	810	27,921
*	Republic First Bancorp, Inc.	68,413	964,623
*	Rewards Network, Inc.	24,500	192,815
	Riverview Bancorp, Inc.	105,403	2,677,236
	RLI Corp.	280,379	14,781,581
*	RTW, Inc.	163,150	1,659,235
	Rurban Financial Corp.	100	1,278
*	SCPIE Holdings, Inc.	175,900	3,999,966
*	Seabright Insurance Holdings	175,900	2,921,699
#	Selective Insurance Group, Inc.	950,202	51,519,952
	Shore Financial Corp.	500	8,580
	Simmons First National Corp. Class A	213,968	6,091,669
	Sound Federal Bancorp, Inc.	81,525	1,661,479
* #	South Street Financial Corp.	2,400	22,200
	Southern Community Financial Corp.	12,800	120,320
*	Standard Management Corp.	132,600	103,428
	Sterling Financial Corp.	88,710	2,567,267
	Stewart Information Services Corp.	607,500	28,522,125
*	Stratus Properties, Inc.	94,450	2,201,157
*	Sun Bancorp, Inc.	224,612	4,671,930
	Susquehanna Bancshares, Inc.	919,624	22,172,135
	Sussex Bancorp	500	7,345
	SWS Group, Inc.	263,400	6,419,058
	Synergy Financial Group, Inc.	31,241	417,380
	Texas United Bancshares, Inc.	300	5,700
	TF Financial Corp.	36,000	1,026,000
	The Phoenix Companies, Inc.	3,130,300	44,919,805
	TierOne Corp.	70,139	2,314,587
	Timberland Bancorp, Inc.	56,021	1,495,761
	Tower Financial Corp.	1,400	23,090
* #	Trenwick Group, Ltd.	199,776	250
*	Triad Guaranty, Inc.	292,126	13,259,599
	UICI	889,200	32,624,748
	UMB Financial Corp.	679,019	45,928,845
	Umpqua Holdings Corp.	603,431	16,250,397
*	Unico American Corp.	146,700	1,400,985

13

	UnionBancorp, Inc.	934	19,380
*	United America Indemnity, Ltd.	258,776	5,887,154
*	United Capital Corp.	600	16,182
	United Community Financial Corp.	917,204	11,226,577
	United Fire & Casualty Co.	28,856	1,032,756
	Unizan Financial Corp.	18,231	497,706
	Vail Banks, Inc.	500	7,750
*	Vesta Insurance Group, Inc.	1,137,100	1,023,390
	Wainwright Bank & Trust Co.	3,447	35,159
	Wayne Savings Bancshares, Inc.	801	12,023
	Wesbanco, Inc.	162,505	5,159,534
	Westbank Corp.	1,209	18,836
	Willow Grove Bancorp, Inc.	112,154	1,904,375
*	Wilshire Enterprises, Inc.	104,603	874,481
	WVS Financial Corp.	2,100	34,860
	Ziegler Companies, Inc.	8,100	197,640
Total Financials			1,300,195,379

Information Technology — (14.0%)
*	3Com Corp.	435,867	2,026,782
*	Actel Corp.	836,460	12,203,951
*	ActivCard Corp.	357,690	1,309,145
*	Adaptec, Inc.	1,689,383	10,575,538
*	Adept Technology, Inc.	1,520	12,434
*	Advanced Digital Information Corp.	576,524	4,992,698
*	Advanced Power Technology, Inc.	241,988	3,680,637
*	Aehr Test Systems	106,900	400,875
*	Aeroflex, Inc.	282,915	3,677,895
*	Aetrium, Inc.	75,648	406,230
*	Agile Software Corp.	1,758,383	12,203,178
	Agilysys, Inc.	931,534	13,311,621
	Allen Organ Co. Class B	4,900	286,650
*	Alliance Semiconductor Corp.	1,156,002	3,017,165
*	Allied Motion Technologies, Inc.	44,700	198,021
	American Software, Inc. Class A	242,319	1,647,769
*	American Technical Ceramics Corp.	83,800	1,159,792
*	Amistar Corp.	41,700	186,608
*	Amtech Systems, Inc.	8,000	70,052
* #	Anadigics, Inc.	877,146	5,534,791
*	Analex Corp.	43,000	114,380
*	Analysts International Corp.	555,681	1,505,896
*	Analytical Surveys, Inc.	830	1,237
*	Anaren, Inc.	622,648	10,697,093
*	Answerthink, Inc.	139,528	853,911
*	APA Enterprises, Inc.	155,000	193,750
*	Applied Films Corp.	425,408	8,172,088
*	Applied Innovation, Inc.	150,200	614,318
* #	Applied Micro Circuits Corp.	7,013,251	25,317,836
*	Ariba, Inc.	385,594	3,933,059
* #	Arris Group, Inc.	207,231	2,629,761
*	Art Technology Group, Inc.	200,613	587,796
*	Aspen Technology, Inc.	338,027	4,049,563
*	Astea International, Inc.	12,900	248,067
	Astro-Med, Inc.	31,040	310,400
*	Atari, Inc.	8,767	7,496

14

*	Atmel Corp.	11,988	54,545
* #	Avanex Corp.	392,800	557,776
*	Avici Systems, Inc.	448,223	1,618,085
*	Aware, Inc.	551,524	2,972,714
*	Axcelis Technologies, Inc.	39,664	274,078
*	AXT, Inc.	504,197	1,467,213
* #	BearingPoint, Inc.	269,900	2,404,809
#	Belden CDT, Inc.	1,428,527	36,827,426
*	Bell Industries, Inc.	159,363	398,408
* #	Bell Microproducts, Inc.	939,070	5,643,811
*	Benchmark Electronics, Inc.	650,500	22,910,610
	Black Box Corp.	621,133	29,677,735
*	Blonder Tongue Laboratories, Inc.	22,200	48,840
	Bogen Communications International, Inc.	44,100	270,113
*	Bookham, Inc.	234,910	1,639,672
*	Borland Software Corp.	719,017	3,817,980
*	CalAmp Corp.	768,412	7,722,541
*	CallWave, Inc.	3,957	17,925
*	Captaris, Inc.	971,452	3,817,806
*	Carrier Access Corp.	129,878	662,378
*	Catalyst Semiconductor, Inc.	190,687	962,969
*	C-COR, Inc.	360,744	2,561,282
	Celeritek, Inc.	370,372	48,148
* #	CellStar Corp.	395,169	1,284,299
*	Centillium Communications, Inc.	101,429	300,230
*	CEVA, Inc.	5,486	33,081
*	Ciber, Inc.	1,974,100	11,430,039
*	Ciena Corp.	1,279,600	5,143,992
*	Ciprico, Inc.	73,500	432,180
*	Cirrus Logic, Inc.	20,781	157,728
*	Clarus Corp.	385,300	2,751,042
*	Cognitronics Corp.	7,600	22,876
*	Coherent, Inc.	1,095,630	35,564,150
*	Comarco, Inc.	8,703	104,001
* #	Commerce One, Inc.	55,600	0
	Communications Systems, Inc.	17,350	207,333
*	Computer Horizons Corp.	860,232	4,000,079
*	Computer Task Group, Inc.	182,300	736,492
*	Conexant Systems, Inc.	377,856	1,126,011
*	Cosine Communications, Inc.	309,226	714,312
* #	Cray, Inc.	400	784
* #	Credence Systems Corp.	2,205,986	19,103,839
*	Crossroads Systems, Inc.	19,000	16,530
*	CSP, Inc.	24,560	138,027
	CTS Corp.	1,275,200	15,748,720
*	Data I/O Corp.	85,100	349,761
*	Data Systems & Software, Inc.	90,000	185,400
* #	Datalink Corp.	194,400	1,030,320
	Dataram Corp.	27,610	133,909
* #	Delphax Technologies, Inc.	69,600	201,840
*	Digi International, Inc.	152,702	1,659,871
*	Digimarc Corp.	246,278	1,824,920
* #	Digital Angel Corp.	344,750	1,344,525
*	Ditech Communications Corp.	696,481	7,180,719
*	Dot Hill Systems Corp.	960,860	6,495,414

15

*	EasyLink Services Corp.	640	506
*	Echelon Corp.	277,073	2,244,291
*	Edgewater Technology, Inc.	257,388	1,526,311
*	Electro Scientific Industries, Inc.	161,372	4,027,845
*	Electroglas, Inc.	478,233	2,109,008
*	Electronics for Imaging, Inc.	207,898	5,575,824
* #	EMCORE Corp.	21,831	169,190
*	EMS Technologies, Inc.	359,501	6,291,268
*	En Pointe Technologies, Inc.	38,900	92,971
*	ePlus, Inc.	254,132	3,583,261
*	ESS Technology, Inc.	402,191	1,504,194
*	Evans & Sutherland Computer Corp.	181,900	1,118,685
*	Exar Corp.	1,454,122	18,103,819
*	Forgent Networks, Inc.	356,664	641,995
	Frequency Electronics, Inc.	99,565	1,294,345
*	FSI International, Inc.	888,436	5,250,657
*	Gateway, Inc.	1,088,500	2,568,860
* #	Genesis Microchip, Inc.	499,852	10,746,818
*	Gerber Scientific, Inc.	683,000	7,096,370
*	Giga-Tronics, Inc.	28,400	71,000
*	Glenayre Technologies, Inc.	981,800	3,829,020
*	Globecomm Systems, Inc.	153,600	1,007,616
* #	Globix Corp.	239,400	442,890
* #	Glowpoint, Inc.	148,001	90,651
*	GSE Systems, Inc.	82,593	136,278
*	GTSI Corp.	305,730	2,320,491
*	Halifax Corp.	23,600	76,228
*	HEI, Inc.	800	2,360
*	hi/fn, Inc.	241,436	1,697,295
*	HomeStore, Inc.	48,200	299,804
*	Hutchinson Technology, Inc.	182,028	5,007,590
*	Hypercom Corp.	1,417,400	10,899,806
* #	Ibis Technology Corp.	62,040	212,177
*	Identix, Inc.	111,548	911,347
*	iGATE Capital Corp.	555,010	3,690,817
*	I-many, Inc.	391,100	617,938
	Imation Corp.	685,700	30,067,945
*	InFocus Corp.	1,324,988	5,379,451
	Inforte Corp.	373,403	1,545,888
*	InfoSpace, Inc.	245,911	5,928,914
*	Innovex, Inc.	404,679	1,736,073
*	InsWeb Corp.	22,766	58,281
*	Integrated Device Technology, Inc.	339,121	5,035,947
*	Integrated Silicon Solution, Inc.	1,100,179	6,953,131
*	Intelligent Systems Corp.	51,575	139,253
*	Intelligroup, Inc.	70,900	107,059
*	Interland, Inc.	505,439	2,926,492
* #	Internet Commerce Corp.	49,200	207,624
*	Interphase Corp.	6,580	40,467
*	Interwoven, Inc.	1,440,360	12,531,132
*	Intest Corp.	6,385	28,541
*	IntriCon Corp.	76,900	453,710
* #	Intrusion, Inc.	23,200	45,008
*	Iomega Corp.	1,677,700	4,697,560
*	ioWorldMedia, Inc.	18,666	6,533

16

* #	IPIX Corp.	7,400	13,838
*	iVillage, Inc.	12,901	105,143
*	Jaco Electronics, Inc.	104,269	372,240
*	JDA Software Group, Inc.	1,008,978	13,853,268
*	Keane, Inc.	420,000	4,930,800
*	Kemet Corp.	2,990,584	26,646,103
*	Key Tronic Corp.	157,500	614,250
*	Keynote Systems, Inc.	283,700	3,191,625
*	Lantronix, Inc.	137,900	310,275
*	Lattice Semiconductor Corp.	1,887,559	8,588,393
*	LeCroy Corp.	225,577	3,338,540
* #	Level 8 Systems, Inc.	5,866	147
*	Lightbridge, Inc.	772,255	7,575,822
*	LightPath Technologies, Inc.	30,800	139,524
*	Logic Devices, Inc.	91,300	103,169
*	LogicVision, Inc.	155,000	210,800
*	LookSmart, Ltd.	3,300	15,180
*	LTX Corp.	1,700	9,622
*	Management Network Group, Inc.	272,465	653,916
*	Manugistic Group, Inc.	636,922	1,184,675
*	Mapinfo Corp.	30,546	412,066
*	Mastec, Inc.	260,000	3,367,000
*	Maxtor Corp.	279,000	2,678,400
*	McDATA Corp. Class A	1,755,511	7,759,359
*	McDATA Corp. Class B	279,600	1,123,992
* #	MDI, Inc.	184,500	201,105
*	MedQuist, Inc.	463,973	6,495,622
*	Merix Corp.	605,113	5,857,494
*	MetaSolv, Inc.	577,837	1,502,376
	Methode Electronics, Inc.	125,946	1,545,357
*	Micro Linear Corp.	186,500	289,075
*	Microtune, Inc.	143,400	774,360
*	MKS Instruments, Inc.	1,414,079	31,618,806
*	MPS Group, Inc.	3,608,200	54,628,148
*	MRV Communications, Inc.	693,200	2,031,076
* #	MSC.Software Corp.	935,339	17,023,170
* #	MTI Technology Corp.	300	390
*	MTM Technologies, Inc.	6,100	24,400
*	Nanometrics, Inc.	423,264	5,620,946
*	Neoforma, Inc.	262,477	2,601,147
*	NeoMagic Corp.	4,565	31,270
*	NetIQ Corp.	1,808,953	20,441,169
*	NetManage, Inc.	82,416	449,167
*	NetRatings, Inc.	351,216	4,576,344
*	NetScout Systems, Inc.	260,306	1,759,669
*	Network Engines, Inc.	18,200	39,674
*	Network Equipment Technologies, Inc.	767,484	3,139,010
*	Newport Corp.	1,401,969	24,870,930
*	NMS Communications Corp.	190,600	678,536
*	Nu Horizons Electronics Corp.	569,917	4,975,375
* #	Nuance Communications, Inc.	504,762	5,400,953
*	NumereX Corp. Class A	64,000	525,440
* #	NYFIX, Inc.	481,227	3,190,535
*	O.I. Corp.	51,500	618,005
* #	Omtool, Ltd.	52,514	368,648

17

*	Oplink Communications, Inc.	22,242	363,657
*	OPNET Technologies, Inc.	73,260	703,296
*	OPTi, Inc.	166,200	275,892
*	Optical Cable Corp.	109,302	549,789
*	Optical Communication Products, Inc.	106,091	300,238
* #	OSI Systems, Inc.	577,323	11,979,452
*	Overland Storage, Inc.	241,387	2,066,273
*	OYO Geospace Corp.	38,939	1,845,319
*	Paxar Corp.	992,550	19,037,109
*	PC Connection, Inc.	602,927	3,304,040
*	PC-Tel, Inc.	651,060	4,915,503
*	Pegasus Solutions, Inc.	713,641	6,594,043
*	Pegasystems, Inc.	260,974	2,134,767
* #	Pemstar, Inc.	700,171	1,617,395
*	Perceptron, Inc.	272,866	2,221,129
*	Performance Technologies, Inc.	54,125	427,588
*	Pericom Semiconductor Corp.	854,988	7,703,442
*	Pervasive Software, Inc.	162,848	690,476
*	Phoenix Technologies, Ltd.	127,496	883,547
*	Photronics, Inc.	528,751	9,290,155
*	Planar Systems, Inc.	498,455	7,745,991
*	PLATO Learning, Inc.	453,026	3,587,966
*	Plexus Corp.	378,791	12,712,226
* #	Polycom, Inc.	700	13,594
* #	Powerwave Technologies, Inc.	986,661	14,484,183
	Printronix, Inc.	89,966	1,329,697
#	Procom Technology, Inc.	900	756
*	Qualstar Corp.	800	3,320
*	Quantum Corp.	1,187,800	4,240,446
*	QuickLogic Corp.	422,117	2,114,806
*	Quovadx, Inc.	494,445	1,409,168
*	RadiSys Corp.	152,491	2,781,436
*	Raindance Communications, Inc.	357,981	948,650
*	REMEC, Inc.	494,523	657,716
*	Reptron Electronics, Inc.	2,856	1,756
	Richardson Electronics, Ltd.	62,584	529,461
*	Robotic Vision Systems, Inc.	7,760	9
*	Rudolph Technologies, Inc.	208,277	3,432,405
*	S1 Corp.	226,502	933,188
*	Safeguard Scientifics, Inc.	993,100	1,886,890
*	SafeNet, Inc.	928,206	23,130,894
*	SatCon Technology Corp.	96,100	177,785
*	SBS Technologies, Inc.	479,265	5,315,049
*	SCM Microsystems, Inc.	347,770	1,199,807
*	Seachange International, Inc.	678,694	6,115,033
*	Segue Software, Inc.	65,782	558,489
*	Selectica, Inc.	916,002	2,519,006
*	Sigmatron International, Inc.	16,600	178,782
*	Silicon Graphics, Inc.	1,521,600	617,770
*	Silicon Storage Technology, Inc.	1,791,381	8,097,042
*	SimpleTech, Inc.	604,536	2,514,870
*	Sipex Corp.	494,753	1,484,259
*	Skyworks Solutions, Inc.	1,401,935	7,374,178
*	Somera Communications, Inc.	87,700	45,604
*	Sonic Foundry, Inc.	22,400	27,328

18

*	SonicWALL, Inc.	1,860,154	12,481,633
*	Spectrum Control, Inc.	172,718	1,286,749
*	Standard Microsystems Corp.	324,369	10,548,480
*	SteelCloud, Inc.	5,800	9,686
*	Stellent, Inc.	817,144	8,947,727
*	Stratos International, Inc.	326,324	2,196,161
*	SumTotal Systems, Inc.	16,097	69,217
*	Sunrise Telecom, Inc.	188,500	327,990
*	Suntron Corp.	91,075	236,795
*	Sycamore Networks, Inc.	1,875,151	8,756,955
*	Sykes Enterprises, Inc.	488,038	6,500,666
*	SYNNEX Corp.	41,000	757,270
*	Taitron Components, Inc.	6,400	14,400
*	Technical Communications Corp.	6,200	21,390
	Technitrol, Inc.	683,522	14,955,461
*	Technology Solutions Co.	1,100	8,932
*	TechTeam Global, Inc.	223,200	2,399,400
*	Tegal Corp.	14,400	8,496
*	Telular Corp.	71,925	225,125
*	Terayon Communication Systems, Inc.	118,800	318,384
*	Tessco Technologies, Inc.	261	4,829
*	TheStreet.com, Inc.	220,859	1,713,866
*	Three-Five Systems, Inc.	5,098	1,376
*	Tier Technologies, Inc. Class B	602,698	4,580,505
*	TII Network Technologies, Inc.	96,800	229,416
*	Tollgrade Communications, Inc.	408,291	5,818,147
*	Track Data Corp.	860	2,468
*	Transcat, Inc.	59,100	301,410
	Trans-Lux Corp.	2,746	16,339
*	Transmeta Corp.	9,791	16,155
*	Triquint Semiconductor, Inc.	2,461,586	11,667,918
*	TTM Technologies, Inc.	111,037	1,433,488
*	Tumbleweed Communications Corp.	36,600	103,212
*	Tut Systems, Inc.	20,889	62,667
*	Ulticom, Inc.	10,388	116,138
* #	Verilink Corp.	118,178	93,361
* #	Verso Technologies, Inc.	949	1,653
*	Vicon Industries, Inc.	80,000	256,000
*	Viewpoint Corp.	1,400	1,456
*	Vignette Corp.	1,013,838	16,322,792
* #	Vitech America, Inc.	470	1
*	Vitesse Semiconductor, Inc.	10,800	34,020
* #	Vyyo, Inc.	73,714	524,844
*	WatchGuard Technologies, Inc.	1,158,796	4,704,712
*	Webb Interactive Services, Inc.	1,300	228
*	webMethods, Inc.	5,600	41,664
*	White Electronics Designs Corp.	411,379	2,488,843
	Wireless Telecom Group, Inc.	82,700	229,079
	Woodhead Industries, Inc.	282,291	4,093,220
*	Zhone Technologies, Inc.	441,678	1,077,694
*	Zomax, Inc.	1,025,246	2,101,754
*	Zones, Inc.	170,200	1,147,148
*	Zoran Corp.	1,582,414	31,300,149
*	Zygo Corp.	444,112	7,634,285
Total Information Technology			1,216,827,074

19

Materials — (9.7%)
*	AK Steel Holding Corp.	1,039,916	11,543,068
*	American Pacific Corp.	102,800	589,044
	Arch Chemicals, Inc.	434,937	12,273,922
	Atlantis Plastics, Inc.	46,500	413,850
*	Badger Paper Mills, Inc.	10,300	1,442
	Bairnco Corp.	113,000	1,090,450
*	Brush Engineered Materials, Inc.	623,600	10,856,876
*	Buckeye Technologies, Inc.	1,305,077	11,497,728
	Calgon Carbon Corp.	1,011,400	7,868,692
*	Caraustar Industries, Inc.	935,728	9,516,354
	Carpenter Technology Corp.	780,462	65,238,819
	Castle (A.M.) & Co.	129,522	3,668,063
*	Chaparral Steel Co.	785,757	35,995,528
#	Chemtura Corp.	1,459	16,166
	Chesapeake Corp.	683,906	9,020,720
*	Coeur d’Alene Mines Corp.	204,024	1,130,293
	Commercial Metals Co.	795,632	36,034,173
*	Continental Materials Corp.	6,700	187,600
	CPAC, Inc.	81,559	331,130
*	Detrex Corp.	12,700	78,740
*	Devcon International Corp.	51,500	451,140
*	Environmental Technologies Corp.	35,800	0
	Ferro Corp.	81,100	1,628,488
	Friedman Industries, Inc.	13,140	100,390
	Gibraltar Industries, Inc.	763,174	19,468,569
	Glatfelter (P.H.) Co.	1,487,100	24,447,924
*	Graphic Packaging Corp.	415,600	1,080,560
	Greif, Inc. Class A	25,100	1,453,541
	H.B. Fuller Co.	775,200	31,473,120
*	ICO, Inc.	260,200	1,074,626
*	Impreso, Inc.	6,400	11,008
*	Kaiser Aluminum Corp.	665	30
*	Keystone Consolidated Industries, Inc.	18,342	477
*	Lesco, Inc.	188,545	3,063,837
*	Material Sciences Corp.	412,667	5,368,798
*	Maxxam, Inc.	103,900	3,350,775
#	Minerals Technologies, Inc.	512,800	27,450,184
	Myers Industries, Inc.	1,216,771	19,468,336
*	NewMarket Corp.	537,602	18,531,141
	Niagara Corp.	130,300	2,280,250
	NL Industries, Inc.	800	10,552
	NN, Inc.	106,157	1,309,977
*	Northwest Pipe Co.	104,161	2,757,142
	Olympic Steel, Inc.	299,800	7,902,728
*	OM Group, Inc.	917,800	19,466,538
*	Omnova Solutions, Inc.	86,851	527,186
* #	Oregon Steel Mills, Inc.	154,800	5,863,824
	Penford Corp.	90,475	1,436,291
*	PolyOne Corp.	645,206	5,632,648
	Pope & Talbot, Inc.	477,700	3,616,189
	Quaker Chemical Corp.	289,250	5,782,108
	Reliance Steel & Aluminum Co.	993,498	81,854,300
	Roanoke Electric Steel Corp.	138,800	3,879,460

20

	Rock of Ages Corp.	87,600	446,760
	Rock-Tenn Co. Class A	1,168,523	15,331,022
	Rotonics Manufacturing, Inc.	2,500	8,000
*	RTI International Metals, Inc.	252,750	10,628,138
	Ryerson Tull, Inc.	868,939	21,932,020
	Schnitzer Steel Industries, Inc. Class A	787,268	24,484,035
	Schulman (A.), Inc.	1,037,091	24,299,042
	Schweitzer-Maudoit International, Inc.	389,400	10,007,580
	Sensient Technologies Corp.	1,091,900	19,566,848
*	Southwall Technologies, Inc.	3,300	2,409
	Spartech Corp.	1,069,200	25,874,640
	Steel Dynamics, Inc.	861,987	39,651,402
	Steel Technologies, Inc.	437,888	12,081,330
	Stepan Co.	139,000	3,712,690
*	Stillwater Mining Co.	1,522,380	19,806,164
	Summa Industries, Inc.	45,504	352,656
*	Synalloy Corp.	86,540	1,125,020
*	Terra Industries, Inc.	2,984,600	21,160,814
	Texas Industries, Inc.	647,057	39,250,478
*	U.S. Concrete, Inc.	699,166	8,760,550
*	Universal Stainless & Alloy Products, Inc.	144,642	2,811,840
	Vulcan International Corp.	11,100	602,175
	Wausau-Mosinee Paper Corp.	1,605,199	20,867,587
*	Webco Industries, Inc.	9,290	689,783
	Wellman, Inc.	851,400	5,346,792
*	WHX Corp.	1,413	0
*	Williams Industries, Inc.	3,400	7,038
	Worthington Industries, Inc.	7,100	139,160
Total Materials			847,040,768

Energy — (5.0%)
	Adams Resources & Energy, Inc.	9,475	249,098
* #	AstroPower, Inc.	22,344	0
* #	BPZ Energy, Inc.	4,188	15,119
*	Bristow Group, Inc.	808,100	24,129,866
*	Callon Petroleum Co.	647,700	11,451,336
	Castle Energy Corp.	218,410	4,903,304
	Cimarex Energy Co.	308,485	13,159,970
*	Giant Industries, Inc.	312,500	18,187,500
*	Gulfmark Offshore, Inc.	426,461	11,693,561
* #	Hanover Compressor Co.	3,541,724	54,117,543
*	Harvest Natural Resources, Inc.	315,700	2,844,457
* #	Horizon Offshore, Inc.	657,752	598,554
* #	Houston Exploration Co.	279,542	16,168,709
* #	Input/Output, Inc.	673,600	5,092,416
	Maritrans, Inc.	96,226	2,190,104
*	Matrix Service Co.	2,558	28,317
*	Meridian Resource Corp.	1,892,747	8,025,247
*	Parker Drilling Co.	1,911,999	17,685,991
*	Petrohawk Energy Corp.	180,615	2,281,167
	Resource America, Inc.	205,628	3,376,412
*	SEACOR Holdings, Inc.	774,633	56,524,970
*	Stone Energy Corp.	1,011,411	41,872,415
*	Swift Energy Corp.	577,905	22,399,598
*	T-3 Energy Services, Inc.	880	12,487

21

*	Torch Offshore, Inc.	4	0
*	TransMontaigne, Inc.	1,397,224	10,535,069
*	U.S. Energy Corp. Wyoming	25,300	137,632
*	Universal Compression Holdings, Inc.	1,121,884	49,082,425
	USEC, Inc.	2,955,202	36,762,713
*	Veritas DGC, Inc.	486,700	20,504,671
Total Energy			434,030,651

Health Care — (4.4%)
*	Accelrys, Inc.	789,032	4,891,998
*	Albany Molecular Research, Inc.	735,223	7,418,400
*	Allied Healthcare International, Inc.	444,860	2,153,122
*	Allied Healthcare Products, Inc.	129,675	728,773
*	Almost Family, Inc.	3,426	48,886
	Alpharma, Inc. Class A	1,425,400	43,118,350
	American Shared Hospital Services	39,800	266,660
	Analogic Corp.	191,529	10,332,990
*	Andrx Corp.	45,935	900,326
*	Angeion Corp.	315	1,279
*	Applera Corp. - Celera Genomics Group	24,200	278,058
*	Aradigm Corp.	580	2,076
*	Arena Pharmaceuticals, Inc.	353,072	6,252,905
	Argonaut Technologies, Inc.	5,149	1,467
*	Arqule, Inc.	557,885	3,001,421
	Atrion Corp.	24,343	1,815,647
*	ATS Medical, Inc.	71,560	196,790
*	Avigen, Inc.	660,174	3,762,992
*	Beverly Enterprises, Inc.	1,254,500	15,505,620
*	Bioanalytical Systems, Inc.	16,900	106,470
*	BioScrip, Inc.	1,101,315	7,896,429
*	Bioveris Corp.	35,600	153,436
*	Bruker BioSciences Corp.	179,893	804,122
*	Caliper Life Sciences, Inc.	847,075	5,616,107
	Cambrex Corp.	947,983	17,556,645
*	Capital Senior Living Corp.	782,199	8,408,639
*	Caprius, Inc.	72	126
*	Cardiac Science Corp.	7,364	73,640
* #	Cardiotech International, Inc.	40,991	118,464
*	CareCentric, Inc.	29,400	44,100
#	Clinical Data, Inc.	5,883	134,132
*	Conmed Corp.	607,245	11,756,263
* #	Corautus Genetics, Inc.	642	3,261
*	Criticare Systems, Inc.	86,900	434,500
*	Cross Country Healthcare, Inc.	989,732	18,121,993
*	CuraGen Corp.	1,252,836	6,251,652
* #	Curative Health Services, Inc.	447,518	55,940
*	Curis, Inc.	20	50
* #	CytRx Corp.	2,800	3,808
*	Del Global Technologies Corp.	68,417	278,799
*	Discovery Partners International, Inc.	704,696	1,691,270
*	Dyax Corp.	212,496	1,274,976
*	Emisphere Technologies, Inc.	142,527	895,070
* #	Encore Medical Corp.	1,138,865	6,787,641
*	Endologix, Inc.	84,800	413,824
*	Enzon Pharmaceuticals, Inc.	53,000	358,280

22

* #	Epicept Corp.	36,299	118,335
*	Five Star Quality Care, Inc.	217,575	1,805,872
*	Gene Logic, Inc.	1,061,148	4,053,585
*	Genesis HealthCare Corp.	559,777	22,251,136
*	Greatbatch, Inc.	121,200	2,679,732
* #	GTC Biotherapeutics, Inc.	373,369	462,978
*	Hanger Orthopedic Group, Inc.	721,400	4,393,326
*	Harvard Bioscience, Inc.	492,615	2,458,149
*	HealthTronics, Inc.	391,128	2,843,501
*	HMS Holdings Corp.	294,595	2,533,517
	Hooper Holmes, Inc.	2,056,600	5,840,744
*	ImmunoGen, Inc.	287,567	1,314,181
*	Incyte Corp.	320,878	1,886,763
*	Innovative Clinical Solutions, Ltd.	4,226	15
* #	Insmed, Inc.	36,825	90,958
*	IntegraMed America, Inc.	84,124	927,888
*	Iridex Corp.	95,198	785,384
	Kewaunee Scientific Corp.	31,200	287,976
* #	Kindred Healthcare, Inc.	1,130,181	24,434,513
* #	Lipid Sciences, Inc.	83,402	220,181
*	Maxygen, Inc.	277,824	2,161,471
*	MedCath Corp.	313,805	7,192,411
*	Medical Staffing Network Holdings, Inc.	418,300	2,150,062
*	MEDTOX Scientific, Inc.	11,300	94,355
*	MGI Pharma, Inc.	250	4,408
*	Microtek Medical Holdings, Inc.	995,987	3,505,874
*	Monogram Biosciences, Inc.	773,115	1,538,499
* #	Nanogen, Inc.	389,956	982,689
*	National Dentex Corp.	422	8,440
	National Home Health Care Corp.	52,733	591,854
	National Research Corp.	38,916	832,802
*	Neose Technologies, Inc.	19,526	63,850
*	Neurogen Corp.	134,097	903,814
*	New Brunswick Scientific Co., Inc.	101,693	738,291
*	North American Scientific, Inc.	135,561	310,448
	NWH, Inc.	55,200	687,240
* #	OCA, Inc.	1,663,800	632,244
* #	Occulogix, Inc.	57,000	207,480
*	Orthologic Corp.	372,115	2,154,546
*	Oscient Pharmaceutical Corp.	38,118	76,998
*	Osteotech, Inc.	244,569	1,117,680
*	PDI, Inc.	145,175	1,409,649
*	Pediatric Services of America, Inc.	246,000	3,131,580
*	Pharmacopia Drug Discovery, Inc.	148,245	716,023
*	PRAECIS Pharmaceuticals, Inc.	187,185	1,115,623
*	Radiologix, Inc.	251,892	476,076
*	Res-Care, Inc.	524,177	9,587,197
*	Rita Medical Systems, Inc.	330,878	1,237,484
*	Rochester Medical Corp.	178	2,001
*	Rural/Metro Corp.	132,500	1,142,150
*	Sangamo BioSciences, Inc.	9	57
*	Sequenom, Inc.	633,851	412,003
*	Serologicals Corp.	171,353	4,145,029
*	Sonic Innovations, Inc.	199,966	863,853
	Span-American Medical System, Inc.	24,100	325,109

23

*	SRI/Surgical Express, Inc.	85,710	524,545
*	Strategic Diagnostics, Inc.	9,450	35,154
*	SunLink Health Systems, Inc.	64,300	630,140
*	Sunrise Senior Living, Inc.	1,260,100	44,683,146
*	Synovis Life Technologies, Inc.	218,981	2,067,181
*	Theragenics Corp.	1,050,500	3,550,690
*	Third Wave Technologies, Inc.	18,676	57,707
*	Titan Pharmaceuticals, Inc.	299,798	1,037,301
* #	Trestle Holdings, Inc.	4,640	1,044
*	Tripos, Inc.	8,500	26,775
*	United American Healthcare Corp.	17,750	48,990
*	Urologix, Inc.	46,100	172,875
*	Viasys Healthcare, Inc.	20,700	604,026
*	Vical, Inc.	471,918	2,222,734
*	Zoll Medical Corp.	288,008	7,560,210
Total Health Care			383,047,939

Consumer Staples — (3.9%)
	Alliance One International, Inc.	2,818,707	12,543,246
#	American Italian Pasta Co.	588,900	2,561,715
#	Cal-Maine Foods, Inc.	417,294	2,670,682
*	Carrington Laboratories, Inc.	119,700	544,396
	Casey’s General Stores, Inc.	474,652	12,450,122
*	Central Garden & Pet Co.	14,699	799,038
	Chiquita Brands International, Inc.	1,362,073	23,454,897
	Corn Products International, Inc.	580,100	15,639,496
*	Cruzan International, Inc.	84,720	2,397,576
*	Foodarama Supermarkets, Inc.	12,800	672,000
*	Fresh Brands, Inc.	2,900	20,445
	Golden Enterprises, Inc.	17,000	51,017
* #	Great Atlantic & Pacific Tea Co., Inc.	1,275,400	41,144,404
*	Griffin Land & Nurseries, Inc. Class A	24,600	781,050
*	Hain Celestial Group, Inc.	1,313,028	30,646,074
	Imperial Sugar Co. (New)	239,752	6,281,502
* #	Imperial Sugar Co. (Old)	282,800	0
	Ingles Market, Inc. Class A	375,022	6,191,613
*	Katy Industries, Inc.	131,100	469,338
#	Longs Drug Stores Corp.	1,141,200	43,787,844
#	Marsh Supermarkets, Inc. Class A	36,400	316,898
#	Marsh Supermarkets, Inc. Class B	58,500	457,470
	MGP Ingredients, Inc.	393,563	5,246,195
*	Monterey Pasta Co.	465,100	1,818,541
	Nash Finch Co.	368,743	11,431,033
*	Natrol, Inc.	122,500	269,500
*	Natural Alternatives International, Inc.	80,300	684,156
	Oil-Dri Corp. of America	46,600	874,216
*	Omega Protein Corp.	693,800	4,364,002
*	Pathmark Stores, Inc.	467,190	4,699,931
*	Performance Food Group Co.	1,115,273	32,755,568
*	PriceSmart, Inc.	506,507	4,052,056
*	Pyramid Breweries, Inc.	135,189	327,157
* #	Redhook Ale Brewery, Inc.	148,898	519,058
	Ruddick Corp.	1,900	45,942
* #	San Filippo (John B.) & Son, Inc.	153,710	2,244,166
*	Scheid Vineyards, Inc.	33,600	210,000

24

*	Schiff Nutrition International, Inc.	164,000	870,840
	Scope Industries	8,100	567,000
	Seaboard Corp.	17,608	26,306,352
*	Seneca Foods Corp. Class B	10,400	205,920
*	Smart & Final Food, Inc.	430,355	6,498,360
	Spartan Stores, Inc.	22,695	267,574
	Stephan Co.	50,700	175,929
	Tasty Baking Co.	237,500	1,700,500
	The Topps Co., Inc.	6,168	49,837
	Universal Corp.	797,011	32,414,437
	Weis Markets, Inc.	27,900	1,246,014
* #	Winn-Dixie Stores, Inc.	1,578,500	576,152
Total Consumer Staples			344,301,259

Telecommunication Services — (1.1%)
*	@Road, Inc.	278,952	1,439,392
	Alaska Communications Systems Group, Inc.	114,200	1,266,478
*	Boston Communications Group, Inc.	311,411	523,170
* #	Broadwing Corp.	416,367	3,730,648
*	Cincinnati Bell, Inc.	122,000	498,980
*	Cogent Communications Group, Inc.	257	1,838
	CT Communications, Inc.	564,062	7,468,181
	D&E Communications, Inc.	306,535	3,111,330
*	GoAmerica, Inc.	559	2,242
	Hector Communications Corp.	10,500	290,325
*	IDT Corp.	692,948	8,197,575
* #	IDT Corp. Class B	2,016,500	23,976,185
*	LCC International, Inc. Class A	398,939	1,196,817
* #	Metro One Telecommunications, Inc.	378,519	223,364
*	Price Communications Corp.	1,134,001	18,994,517
*	SunCom Wireless Holdings, Inc.	1,950,400	3,315,680
	SureWest Communications	305,239	7,716,442
*	TALK America Holdings, Inc.	658,940	5,620,758
*	Time Warner Telecom, Inc.	301,436	3,807,137
*	Wireless Facilities, Inc.	46,758	210,411
*	Xeta Corp.	30,000	59,100
Total Telecommunication Services			91,650,570

Utilities — (0.3%)
	Black Hills Corp.	3	104
	Connecticut Water Services, Inc.	13,244	335,868
	Delta Natural Gas Co., Inc.	26,900	696,441
*	Dynegy, Inc.	58,100	314,321
#	Empire District Electric Co.	12,300	272,076
	Energy West, Inc.	2,700	25,353
	Florida Public Utilities Co.	3,400	48,280
	Maine & Maritimes Corp.	400	6,960
	South Jersey Industries, Inc.	995,182	28,462,205
	Southwest Gas Corp.	1,700	48,484
	Unitil Corp.	3,558	90,729
Total Utilities			30,300,821

Other — (0.0%)
* (R)	Big 4 Ranch, Inc.	73,300	0
*	Bush Industries, Inc. Escrow Shares	1,800	42

25

*	Celebrity, Inc. Escrow Shares	26,325	0
*	ePresence, Inc. Escrow Shares	312,600	40,638
*	Hoenig Group Escrow Shares	104,700	0
* #	KIT Manufacturing Co.	1,400	140
* (R)	Noel Group, Inc.	95,400	1,026
*	Petrocorp, Inc. Escrow Shares	102,600	6,156
*	StorageNetworks, Inc. Escrow Shares	362,800	9,832

TOTAL COMMON STOCKS			8,045,877,794

RIGHTS/WARRANTS — (0.0%)
*	American Banknote Corp. Warrants Series 1 10/01/07	257	0
*	American Banknote Corp. Warrants Series 2 10/01/07	257	0
* #	Angeion Corp. Warrants 10/31/07	315	0
*	CSF Holding, Inc. Litigation Rights	40,500	0
* (R)	Del Global Technologies Corp. Warrants 03/28/08	19,927	41,847
*	Imperial Credit Industries, Inc. Warrants 01/31/08	4,082	0
*	Trump Entertainment Resorts, Inc. Warrants 05/23/06	29,395	102,882

TOTAL RIGHTS/WARRANTS			144,729

		Face Amount
		(000)
BONDS — (0.0%)
* (R)	Del Global Technologies Corp. Subordinated Promissory Note
	6.000%, 03/28/07	$40	0

TEMPORARY CASH INVESTMENTS — (7.7%)
	Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $429,645,000 U.S. Treasury Note 4.375%, 12/31/07, valued at $429,937,402) to be repurchased at $421,566,611	421,503	421,503,455

	Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collateralized by $132,545,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $131,775,724) to be repurchased at $129,205,007	129,189	129,188,787

	Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $120,480,000 FHLMC Notes 4.00%, 09/22/09, valued at $118,823,400) to be repurchased at $117,081,308	117,067	117,067,000
TOTAL TEMPORARY CASH INVESTMENTS			667,759,242

TOTAL INVESTMENTS - (100.0%)
(Cost $6,902,256,824)##			$8,713,781,765

26

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (88.1%)
Information Technology — (19.2%)
*	24/7 Real Media, Inc.	3,080	$27,196
*	3Com Corp.	104,194	484,502
* #	8X8, Inc.	19,200	32,256
*	Acacia Research-Acacia Technologies	20,260	168,158
* #	Access Integrated Technologies, Inc.	42,400	482,936
*	ACE*COMM Corp.	7,300	21,754
*	Actel Corp.	72,435	1,056,827
*	ActivCard Corp.	110,143	403,123
*	Actuate Corp.	177,000	686,760
*	Adaptec, Inc.	322,400	2,018,224
*	ADDvantage Technologies Group, Inc.	4,100	23,001
*	ADE Corp.	35,200	1,164,416
*	Adept Technology, Inc.	1,400	11,452
*	Advanced Digital Information Corp.	171,600	1,486,056
*	Advanced Energy Industries, Inc.	85,364	1,222,412
* #	Advanced Photonix, Inc.	9,000	25,920
*	Advanced Power Technology, Inc.	25,895	393,863
*	Advent Software, Inc.	89,685	2,493,243
*	Aehr Test Systems	8,500	31,875
*	Aeroflex, Inc.	216,550	2,815,150
*	Aetrium, Inc.	27,035	145,178
*	Agile Software Corp.	152,471	1,058,149
	Agilysys, Inc.	82,488	1,178,754
*	Airspan Networks, Inc.	114,300	702,945
	Allen Organ Co. Class B	800	46,800
*	Alliance Semiconductor Corp.	93,700	244,557
*	Allied Motion Technologies, Inc.	2,800	12,404
*	Altiris, Inc.	79,200	1,568,952
	American Software, Inc. Class A	59,505	404,634
*	American Technical Ceramics Corp.	7,900	109,336
*	AMIS Holdings, Inc.	14,300	123,266
*	Amistar Corp.	1,600	7,160
* #	Amkor Technology, Inc.	494,769	4,393,549
*	Ampex Corp. Class A	5,825	118,539
*	Amtech Systems, Inc.	7,304	63,957
*	Anadigics, Inc.	99,100	625,321
*	Analex Corp.	36,800	97,888
*	Analysts International Corp.	60,586	164,188
*	Analytical Surveys, Inc.	730	1,088
*	Anaren, Inc.	50,700	871,026
#	Anixter International, Inc.	101,700	4,652,775
*	Ansoft Corp.	34,439	1,348,976
*	Answerthink, Inc.	127,933	782,950

1

*	Ansys, Inc.	89,488	4,243,521
*	Anteon International Corp.	94,700	5,235,963
*	APA Enterprises, Inc.	11,400	14,250
*	Apogee Technology, Inc.	5,300	4,611
*	Applied Films Corp.	40,661	781,098
*	Applied Innovation, Inc.	33,100	135,379
*	Applied Micro Circuits Corp.	808,348	2,918,136
*	Applix, Inc.	25,700	166,279
* #	aQuantive, Inc.	174,125	4,629,984
* #	Ardent Communications, Inc.	12,900	10
*	Ariba, Inc.	205,721	2,098,354
*	Arris Group, Inc.	305,700	3,879,333
*	Art Technology Group, Inc.	260,785	764,100
*	Artisoft, Inc.	2,300	2,116
*	ASA International, Ltd.	640	1,920
*	Aspen Technology, Inc.	122,264	1,464,723
*	Astea International, Inc.	2,800	53,844
	Astro-Med, Inc.	9,530	95,300
*	Asyst Technologies, Inc.	134,200	1,309,792
*	Atari, Inc.	317,261	271,258
*	Atheros Communications	137,796	2,835,842
*	Atmel Corp.	3,300	15,015
*	ATMI, Inc.	105,833	3,178,165
*	Authentidate Holding Corp.	90,000	227,700
*	Autobytel, Inc.	88,800	414,696
* #	Avanex Corp.	332,595	472,285
*	Avici Systems, Inc.	36,843	133,003
*	Avocent Corp.	132,065	4,412,292
*	Aware, Inc.	62,659	337,732
*	Axcelis Technologies, Inc.	281,500	1,945,165
*	Axesstel, Inc.	57,700	80,203
*	AXS-One, Inc.	73,800	188,190
*	AXT, Inc.	51,600	150,156
* #	Bankrate, Inc.	44,257	1,599,891
* #	BearingPoint, Inc.	89,300	795,663
	Bel Fuse, Inc. Class A	2,500	71,000
	Bel Fuse, Inc. Class B	24,362	806,626
#	Belden CDT, Inc.	124,539	3,210,615
*	Bell Industries, Inc.	8,700	21,750
*	Bell Microproducts, Inc.	79,631	478,582
*	Benchmark Electronics, Inc.	117,600	4,141,872
*	Bitstream, Inc.	8,200	66,010
	Black Box Corp.	48,300	2,307,774
*	Blackboard, Inc.	75,964	2,188,523
*	Blonder Tongue Laboratories, Inc.	9,500	20,900
*	Blue Coat Systems, Inc.	36,186	768,229
	Bogen Communications International, Inc.	12,100	74,113
*	Bookham, Inc.	157,128	1,096,753
*	Borland Software Corp.	210,800	1,119,348
*	Bottomline Technologies, Inc.	66,106	811,121
*	Brightpoint, Inc.	114,750	3,246,278
* #	BroadVision, Inc.	83,477	45,078
*	Brocade Communications Systems, Inc.	111,924	589,839
*	Brooks Automation, Inc.	208,434	3,270,329
*	BSQUARE Corp.	26,478	87,377

2

* #	Cabot Microelectronics Corp.	68,100	2,323,572
*	CalAmp Corp.	63,628	639,461
*	California Micro Devices Corp.	62,000	377,580
*	Callidus Software, Inc.	31,000	124,000
*	CallWave, Inc.	57,300	259,569
	CAM Commerce Solutions, Inc.	10,100	222,705
*	Captaris, Inc.	78,328	307,829
*	Carreker Corp.	66,659	394,621
*	Carrier Access Corp.	86,089	439,054
*	Catalyst Semiconductor, Inc.	46,940	237,047
*	Catapult Communications Corp.	39,991	556,275
*	C-COR, Inc.	126,500	898,150
	Celeritek, Inc.	25,100	3,263
*	CellStar Corp.	28,818	93,659
*	Centillium Communications, Inc.	111,289	329,415
* #	Cenuco, Inc.	38,800	129,592
*	CEVA, Inc.	53,026	319,747
*	CGI Holding Corp.	23,600	44,132
*	Checkpoint Systems, Inc.	107,500	3,070,200
*	Cherokee International Corp.	30,142	154,628
*	Chordiant Software, Inc.	230,425	762,707
*	Ciber, Inc.	169,812	983,211
*	Ciena Corp.	122,500	492,450
*	Ciprico, Inc.	5,400	31,752
*	Cirrus Logic, Inc.	242,720	1,842,245
*	Clarus Corp.	32,700	233,478
*	ClearOne Communications, Inc.	11,070	31,550
*	CMGI, Inc.	121,600	177,536
*	CNET Networks, Inc.	140,719	1,947,551
	Cognex Corp.	127,600	3,510,276
*	Cognitronics Corp.	4,150	12,492
*	Coherent, Inc.	87,678	2,846,028
	Cohu, Inc.	61,998	1,309,398
*	Comarco, Inc.	10,400	124,280
* #	Commerce One, Inc.	45,000	0
* #	CommScope, Inc.	154,000	3,694,460
	Communications Systems, Inc.	8,200	97,990
*	Computer Horizons Corp.	88,618	412,074
*	Computer Task Group, Inc.	40,600	164,024
*	Comtech Telecommunications Corp.	61,400	1,923,662
*	Concur Technologies, Inc.	93,303	1,414,473
*	Concurrent Computer Corp.	161,600	423,392
*	Conexant Systems, Inc.	650,174	1,937,519
* #	Convera Corp.	127,874	1,253,165
*	Corillian Corp.	116,583	450,010
*	Cosine Communications, Inc.	22,621	52,255
*	Covansys Corp.	104,606	1,566,998
* #	C-Phone Corp.	8,900	71
*	Cray, Inc.	222,248	435,606
* #	Credence Systems Corp.	269,798	2,336,451
*	Critical Path, Inc.	2,200	704
*	Crossroads Systems, Inc.	26,469	23,028
*	CSG Systems International, Inc.	136,132	2,992,181
*	CSP, Inc.	4,900	27,538
	CTS Corp.	96,159	1,187,564

3

*	CVD Equipment Corp.	6,100	24,827
*	Cyberoptics Corp.	25,011	385,670
*	Cybersource Corp.	94,400	789,184
*	Cymer, Inc.	96,786	4,353,434
	Daktronics, Inc.	54,108	1,917,588
*	Data I/O Corp.	7,400	30,414
*	Data Systems & Software, Inc.	7,100	14,626
*	Datalink Corp.	15,900	84,270
	Dataram Corp.	22,900	111,065
*	Datastream Systems, Inc.	19,400	196,716
*	DataTRAK International, Inc.	7,600	57,000
*	Datawatch Corp.	4,032	14,314
*	Delphax Technologies, Inc.	6,000	17,400
*	Digi International, Inc.	63,926	694,876
*	Digimarc Corp.	56,765	420,629
*	Digital Angel Corp.	114,900	448,110
*	Digital Insight Corp.	96,402	3,186,086
*	Digital River, Inc.	93,000	3,500,520
*	Digital Theater Systems, Inc.	47,149	869,899
*	Digitas, Inc.	250,556	3,540,356
*	Diodes, Inc.	70,539	2,664,963
*	Ditech Communications Corp.	90,155	929,498
*	DocuCorp International, Inc.	30,653	238,327
*	Document Sciences Corp.	14,200	107,920
*	Dot Hill Systems Corp.	123,560	835,266
*	DPAC Technologies Corp.	1,261	202
*	DSP Group, Inc.	80,000	2,152,000
*	Dycom Industries, Inc.	127,366	2,719,264
*	Dynamics Research Corp.	18,998	259,133
*	EarthLink, Inc.	365,397	3,624,738
*	EasyLink Services Corp.	7,769	6,138
*	Echelon Corp.	112,106	908,059
*	eCollege.com, Inc.	61,375	1,266,166
* #	EDGAR Online, Inc.	69,984	286,934
*	Edgewater Technology, Inc.	17,969	106,556
*	EFJ, Inc.	71,800	832,880
*	eFunds Corp.	128,006	3,466,402
*	Elecsys Corp.	200	830
*	Electro Scientific Industries, Inc.	80,793	2,016,593
*	Electroglas, Inc.	58,800	259,308
*	Electronics for Imaging, Inc.	153,700	4,122,234
*	eLoyalty Corp.	19,300	260,164
*	Embarcadero Technologies, Inc.	72,450	496,283
*	EMCORE Corp.	143,650	1,113,288
*	EMS Technologies, Inc.	39,574	692,545
*	Emulex Corp.	202,600	3,606,280
*	En Pointe Technologies, Inc.	6,400	15,296
* #	Endwave Corp.	28,700	267,484
*	Entegris, Inc.	380,931	3,984,538
*	Enterasys Networks, Inc.	47,262	655,997
*	Entrust, Inc.	162,200	600,140
*	Epicor Software Corp.	153,155	1,902,185
*	EPIQ Systems, Inc.	50,377	1,106,783
*	ePlus, Inc.	21,790	307,239
*	Equinix, Inc.	76,320	4,002,221

4

*	ESS Technology, Inc.	103,900	388,586
* #	Euronet Worldwide, Inc.	95,736	3,356,504
*	Evans & Sutherland Computer Corp.	10,100	62,115
*	Evolving Systems, Inc.	12,200	34,526
*	Exar Corp.	111,508	1,388,275
*	Excel Technology, Inc.	33,772	1,008,432
*	Extreme Networks, Inc.	345,214	1,598,341
*	Ezenia!, Inc.	200	660
	Factset Research Systems, Inc.	94,000	3,680,100
* #	FalconStor Software, Inc.	135,005	1,255,547
*	Fargo Electronics	35,800	677,694
* #	Faro Technologies, Inc.	37,160	594,188
*	FEI Co.	94,350	1,887,944
*	Filenet Corp.	116,680	3,003,343
*	Finisar Corp.	708,656	1,970,064
*	Firstwave Technologies, Inc.	2,500	4,750
*	Forgent Networks, Inc.	70,600	127,080
*	FormFactor, Inc.	112,156	4,131,827
*	Forrester Research, Inc.	59,165	1,337,721
*	Foundry Networks, Inc.	131,419	1,845,123
	Frequency Electronics, Inc.	9,400	122,200
*	FSI International, Inc.	83,800	495,258
* #	Gartner Group, Inc.	333,300	4,692,864
*	Gateway, Inc.	619,013	1,460,871
*	Genesis Microchip, Inc.	91,962	1,977,183
*	Gerber Scientific, Inc.	58,000	602,620
	Gevity HR, Inc.	77,710	1,956,738
*	Giga-Tronics, Inc.	4,500	11,250
*	Glenayre Technologies, Inc.	188,377	734,670
* #	Global e-Point, Inc.	2,908	11,050
* #	Global Imaging Systems, Inc.	65,156	2,352,132
*	Globecomm Systems, Inc.	18,800	123,328
* #	GlobeTel Communications Corp.	228,000	672,600
*	Globix Corp.	20,200	37,370
*	Glowpoint, Inc.	50,950	31,207
*	GSE Systems, Inc.	9,426	15,553
*	GTSI Corp.	25,820	195,974
*	Halifax Corp.	1,000	3,230
*	Harmonic, Inc.	198,746	1,146,764
*	Hauppauge Digital, Inc.	26,800	109,880
*	HEI, Inc.	23,150	68,293
*	hi/fn, Inc.	34,200	240,426
*	HomeStore, Inc.	415,145	2,582,202
*	Hutchinson Technology, Inc.	65,300	1,796,403
*	Hypercom Corp.	147,200	1,131,968
*	HyperFeed Technologies, Inc.	1,450	1,450
*	I.D. Systems, Inc.	21,140	462,120
* #	Ibis Technology Corp.	30,100	102,942
*	iCAD, Inc.	3,500	5,215
*	Identix, Inc.	245,712	2,007,467
*	iGATE Capital Corp.	147,223	979,033
*	ImageWare Systems, Inc.	31,700	68,155
*	I-many, Inc.	46,200	72,996
	Imation Corp.	96,000	4,209,600
*	Immersion Corp.	67,600	485,368

5

*	Indus International, Inc.	163,200	571,200
* #	Infocrossing, Inc.	56,591	665,510
*	InFocus Corp.	111,189	451,427
* #	Informatica Corp.	246,200	3,944,124
	Inforte Corp.	32,700	135,378
*	InfoSpace, Inc.	85,646	2,064,925
	infoUSA, Inc.	134,005	1,574,559
*	Innodata Isogen, Inc.	64,900	199,892
*	Innovex, Inc.	50,800	217,932
*	InPlay Technologies, Inc.	10,200	30,906
*	Insightful Corp.	6,200	18,910
*	InsWeb Corp.	1,633	4,180
	Integral Systems, Inc.	11,875	332,619
*	Integral Vision, Inc.	2,200	3,960
*	Integrated Device Technology, Inc.	312,243	4,636,809
*	Integrated Silicon Solution, Inc.	98,054	619,701
* #	Intelli-Check, Inc.	28,100	163,261
*	Intelligent Systems Corp.	4,400	11,880
*	Intelligroup, Inc.	30,400	45,904
*	Interactive Intelligence, Inc.	44,741	404,906
*	Interdigital Communications Corp.	151,000	3,888,250
*	Intergraph Corp.	84,700	3,071,222
*	Interland, Inc.	45,810	265,240
*	Interlink Electronics, Inc.	35,900	114,521
*	Intermec, Inc.	46,200	1,417,416
*	International Microcomputer Software, Inc.	1,200	1,296
*	Internet Capital Group, Inc.	110,015	1,001,137
*	Internet Commerce Corp.	3,900	16,458
*	Internet Security Systems, Inc.	127,751	2,977,876
*	Interphase Corp.	8,900	54,735
	Inter-Tel, Inc.	70,800	1,389,804
*	Intervideo, Inc.	39,208	436,385
*	Intervoice, Inc.	109,718	940,283
*	Interwoven, Inc.	117,307	1,020,571
*	Intest Corp.	13,300	59,451
*	Intevac, Inc.	57,136	1,252,992
*	Intrado, Inc.	47,610	1,221,673
*	IntriCon Corp.	8,850	52,215
* #	Intrusion, Inc.	4,050	7,857
*	INX, Inc.	11,500	78,775
*	Iomega Corp.	139,295	390,026
*	ioWorldMedia, Inc.	1,655	579
*	iPass, Inc.	75,000	553,500
* #	IPIX Corp.	4,350	8,135
* #	Island Pacific, Inc.	73,700	11,792
*	Iteris, Inc.	23,520	50,568
*	Itron, Inc.	64,400	3,829,224
*	iVillage, Inc.	203,122	1,655,444
*	Ixia	170,847	2,060,415
*	IXYS Corp.	93,824	1,003,917
* #	j2 Global Communications, Inc.	69,232	3,018,515
*	Jaco Electronics, Inc.	5,559	19,847
*	JDA Software Group, Inc.	77,512	1,064,240
* #	JMAR Industries, Inc.	23,700	26,544
*	Jupitermedia Corp.	97,769	1,450,892

6

*	Keane, Inc.	162,564	1,908,501
	Keithley Instruments, Inc.	40,100	604,708
*	Kemet Corp.	226,623	2,019,211
*	Key Tronic Corp.	8,777	34,230
*	Keynote Systems, Inc.	18,000	202,500
*	Kintera, Inc.	43,411	95,504
*	Knova Software, Inc.	290	725
*	Komag, Inc.	83,809	3,925,614
*	Kopin Corp.	191,691	833,856
*	Kronos, Inc.	82,455	3,381,480
*	Kulicke & Soffa Industries, Inc.	145,934	1,634,461
	Landauer, Inc.	25,300	1,163,800
*	Lantronix, Inc.	14,600	32,850
*	LaserCard Corp.	32,024	585,078
*	Lattice Semiconductor Corp.	304,151	1,383,887
* #	Lawson Software, Inc.	308,008	2,448,664
*	LeCroy Corp.	34,713	513,752
* #	Level 8 Systems, Inc.	3,729	93
* #	Lexar Media, Inc.	235,697	1,579,170
*	Lightbridge, Inc.	74,976	735,515
*	LightPath Technologies, Inc.	1,850	8,381
*	Lionbridge Technologies, Inc.	161,546	1,156,669
*	Littlefuse, Inc.	62,500	1,796,250
*	Logic Devices, Inc.	6,500	7,345
*	LogicVision, Inc.	52,141	70,912
*	Logility, Inc.	24,487	263,480
*	LoJack Corp.	49,500	1,126,125
*	LookSmart, Ltd.	62,691	288,379
*	LTX Corp.	161,900	916,354
* #	Lumera Corp.	2,800	11,760
*	Macrovision Corp.	127,193	2,570,571
*	Magma Design Automation, Inc.	103,583	892,885
*	MAI Systems Corp.	3	9
*	Management Network Group, Inc.	69,400	166,560
*	Manatron, Inc.	1,102	8,485
*	Manhattan Associates, Inc.	76,794	1,618,050
*	Manugistic Group, Inc.	184,100	342,426
*	Mapinfo Corp.	58,499	789,152
* #	Marchex, Inc. Class B	70,156	1,539,223
*	Mastec, Inc.	172,850	2,238,408
*	MatrixOne, Inc.	129,944	788,760
*	Mattson Technology, Inc.	156,545	1,891,064
	Maximus, Inc.	60,000	2,190,600
*	Maxtor Corp.	662,400	6,359,040
*	Maxwell Technologies, Inc.	46,279	849,220
*	McDATA Corp. Class A	302,144	1,335,476
*	McDATA Corp. Class B	23,600	94,872
*	MDI, Inc.	13,600	14,824
*	Measurement Specialties, Inc.	12,500	305,250
*	Mechanical Technology, Inc.	81,920	302,285
*	MedQuist, Inc.	62,700	877,800
*	Mentor Graphics Corp.	221,727	2,489,994
*	Mercury Computer Systems, Inc.	54,700	943,028
*	Merix Corp.	54,613	528,654
	Mesa Laboratories, Inc.	3,419	50,533

7

*	MetaSolv, Inc.	117,679	305,965
	Methode Electronics, Inc.	96,920	1,189,208
*	Metrologic Instruments, Inc.	62,300	1,396,143
*	Micrel, Inc.	240,473	3,359,408
*	Micro Linear Corp.	33,216	51,485
*	Micros Systems, Inc.	75,657	3,275,192
* #	Microsemi Corp.	164,038	5,044,169
*	MicroStrategy, Inc.	32,400	2,970,432
*	Microtune, Inc.	148,547	802,154
* #	Midway Games, Inc.	251,100	2,488,401
* #	Mindspeed Technologies, Inc.	294,630	1,096,024
*	MIPS Technologies, Inc.	119,900	1,007,160
*	MIVA, Inc.	83,500	364,895
*	MKS Instruments, Inc.	151,907	3,396,641
*	Mobility Electronics, Inc.	86,115	812,064
*	Mobius Management Systems, Inc.	52,401	335,890
	Mocon, Inc.	12,000	108,360
*	Moldflow Corp.	28,456	400,376
*	Monolithic System Technology, Inc.	85,760	620,045
*	Motive, Inc.	26,000	86,320
*	MPS Group, Inc.	283,200	4,287,648
*	MRO Software, Inc.	72,422	1,067,500
*	MRV Communications, Inc.	292,481	856,969
* #	MSC.Software Corp.	61,900	1,126,580
*	MSGI Security Solutions, Inc.	942	3,438
* #	MTI Technology Corp.	1,300	1,690
*	MTM Technologies, Inc.	4,800	19,200
	MTS Systems Corp.	51,787	2,046,622
*	Multi-Fineline Electronix, Inc.	67,972	3,870,326
*	Nanometrics, Inc.	37,194	493,936
*	Napco Security Systems, Inc.	36,940	561,857
*	Napster, Inc.	1,629	5,832
*	Neoforma, Inc.	51,114	506,540
*	NeoMagic Corp.	18,218	124,793
*	Neoware Systems, Inc.	53,800	1,319,714
*	Net Perceptions, Inc.	22,600	16,724
*	NETGEAR, Inc.	99,293	1,703,868
	Netguru, Inc.	16,300	6,686
*	NetIQ Corp.	133,691	1,510,708
*	Netlogic Microsystems, Inc.	54,378	1,922,262
*	NetManage, Inc.	26,614	145,046
*	Netopia, Inc.	41,900	146,650
*	NetRatings, Inc.	106,031	1,381,584
*	NetScout Systems, Inc.	83,450	564,122
*	Network Engines, Inc.	90,800	197,935
*	Network Equipment Technologies, Inc.	62,800	256,852
*	Newport Corp.	112,918	2,003,165
*	NIC, Inc.	180,578	1,085,274
*	NMS Communications Corp.	137,800	490,568
* #	Novatel Wireless, Inc.	82,002	669,136
*	Nu Horizons Electronics Corp.	44,007	384,181
*	Nuance Communications, Inc.	458,874	4,909,952
*	NumereX Corp. Class A	10,500	86,205
* #	NYFIX, Inc.	78,514	520,548
*	O.I. Corp.	2,800	33,600

8

* #	OmniVision Technologies, Inc.	151,800	3,870,900
*	Omtool, Ltd.	3,470	24,359
* #	ON Semiconductor Corp.	721,260	4,753,103
*	Online Resources Corp.	70,270	892,429
* #	Onvia, Inc.	1,100	6,743
*	ONYX Software Corp.	50,316	196,232
*	Open Solutions, Inc.	55,640	1,510,626
*	OpenTV Corp.	38,746	102,289
*	Openwave Systems, Inc.	201,722	4,004,182
*	Oplink Communications, Inc.	7,385	120,745
*	OPNET Technologies, Inc.	56,411	541,546
*	Opsware, Inc.	276,892	2,179,140
*	OPTi, Inc.	11,200	18,592
*	Optical Cable Corp.	15,000	75,450
*	Optical Communication Products, Inc.	106,850	302,386
*	OSI Systems, Inc.	43,900	910,925
*	Overland Storage, Inc.	37,875	324,210
*	OYO Geospace Corp.	10,300	488,117
*	Packeteer, Inc.	84,900	1,015,404
* #	Palm, Inc.	103,392	4,270,090
*	Panavision, Inc.	3,500	13,125
*	PAR Technology Corp.	17,850	321,300
*	Parametric Technology Corp.	178,974	2,723,984
	Park Electrochemical Corp.	56,350	1,626,825
* #	Parkervision, Inc.	58,586	474,547
* #	Path 1 Network Technologies, Inc.	17,600	39,600
*	Paxar Corp.	113,600	2,178,848
*	PC Connection, Inc.	63,650	348,802
*	PC-Tel, Inc.	55,400	418,270
*	PDF Solutions, Inc.	73,493	1,241,297
*	Peerless Systems Corp.	23,600	176,292
*	Pegasus Solutions, Inc.	54,157	500,411
*	Pegasystems, Inc.	96,338	788,045
*	Pemstar, Inc.	71,000	164,010
*	Perceptron, Inc.	22,068	179,634
*	Perficient, Inc.	64,537	704,744
*	Performance Technologies, Inc.	36,200	285,980
*	Pericom Semiconductor Corp.	71,136	640,935
*	Pervasive Software, Inc.	59,939	254,141
*	Pfsweb, Inc.	35,142	56,934
*	Phoenix Technologies, Ltd.	70,136	486,042
*	Photon Dynamics, Inc.	42,700	904,813
*	Photronics, Inc.	107,126	1,882,204
*	Pinnacle Data Systems, Inc.	3,100	11,625
*	Pixelworks, Inc.	49,500	223,245
*	Planar Systems, Inc.	41,300	641,802
	Plantronics, Inc.	21,400	739,584
*	PLATO Learning, Inc.	63,866	505,819
*	Plexus Corp.	123,200	4,134,592
*	PLX Technology, Inc.	77,138	931,827
* #	PMC-Sierra, Inc.	133,347	1,361,473
* #	Polycom, Inc.	19,867	385,817
*	Porta Systems Corp.	300	48
*	Portal Software, Inc.	95,020	306,915
*	PortalPlayer, Inc.	10,000	252,600

9

*	Power Integrations, Inc.	82,700	2,053,441
* #	Powerwave Technologies, Inc.	310,994	4,565,392
*	Presstek, Inc.	91,798	1,163,081
	Printronix, Inc.	6,700	99,026
*	Private Business, Inc.	945	1,427
	Programmers Paradise, Inc.	5,100	63,852
*	Progress Software Corp.	111,500	3,255,800
* #	Proxim Corp.	6,726	135
	QAD, Inc.	90,859	726,872
#	Quality Systems, Inc.	39,509	2,734,813
*	Qualstar Corp.	5,400	22,410
*	Quantum Corp.	528,600	1,887,102
*	Quest Software, Inc.	277,877	4,048,668
*	QuickLogic Corp.	79,600	398,796
* #	Quokka Sports, Inc.	1,128	8
*	Quovadx, Inc.	60,147	171,419
*	Radiant Systems, Inc.	83,644	1,194,436
*	RadiSys Corp.	57,662	1,051,755
*	Radyne Corp.	9,200	129,168
*	RAE Systems, Inc.	161,900	586,078
*	Raindance Communications, Inc.	103,896	275,324
*	Ramtron International Corp.	56,200	113,524
*	RealNetworks, Inc.	468,719	3,684,131
*	Redback Networks, Inc.	154,233	2,922,715
*	Relm Wireless Corp.	7,400	79,772
*	REMEC, Inc.	70,845	94,224
	Renaissance Learning, Inc.	87,315	1,486,974
*	Reptron Electronics, Inc.	343	211
* #	Research Frontiers, Inc.	4,700	19,646
*	RF Micro Devices, Inc.	510,955	3,438,727
*	RF Monolithics, Inc.	20,300	114,086
	Richardson Electronics, Ltd.	39,725	336,074
*	RightNow Technologies, Inc.	93,908	1,548,543
*	Rimage Corp.	28,560	622,037
*	Robotic Vision Systems, Inc.	180	0
*	Rofin-Sinar Technologies, Inc.	42,677	2,248,224
*	Rogers Corp.	45,700	2,241,128
* #	RSA Security, Inc.	198,744	2,917,562
*	Rudolph Technologies, Inc.	72,868	1,200,873
*	S1 Corp.	185,806	765,521
*	Saba Software, Inc.	78,060	485,533
*	Safeguard Scientifics, Inc.	201,500	382,850
*	SafeNet, Inc.	68,004	1,694,660
*	Sapient Corp.	327,594	2,456,955
*	SatCon Technology Corp.	50,600	93,610
*	SBE, Inc.	3,400	4,148
*	SBS Technologies, Inc.	43,830	486,075
*	ScanSource, Inc.	35,500	2,062,905
*	Schmitt Industries, Inc.	2,366	15,190
*	Scientific Learning Corp.	4,300	22,575
*	Scientific Technologies, Inc.	6,500	42,055
*	SCM Microsystems, Inc.	38,863	134,077
*	Seachange International, Inc.	78,700	709,087
*	Secure Computing Corp.	147,842	1,788,888
*	Segue Software, Inc.	9,200	78,108

10

*	Selectica, Inc.	76,360	209,990
*	Semitool, Inc.	88,760	1,121,039
*	Semtech Corp.	219,457	4,121,402
*	Serena Software, Inc.	107,490	2,569,011
*	SI International, Inc.	31,643	1,030,296
*	Sigma Designs, Inc.	65,100	956,970
*	Sigmatel, Inc.	85,392	917,964
*	Sigmatron International, Inc.	2,200	23,694
*	Silicon Graphics, Inc.	259,400	105,316
*	Silicon Image, Inc.	225,005	2,457,055
*	Silicon Storage Technology, Inc.	271,100	1,225,372
*	SimpleTech, Inc.	118,615	493,438
*	Simulations Plus, Inc.	100	375
*	Sipex Corp.	80,846	242,538
*	Sirenza Microdevices, Inc.	101,440	819,635
*	Skyworks Solutions, Inc.	413,093	2,172,869
*	SM&A	52,700	354,144
*	Smith Micro Software, Inc.	20,700	185,679
*	Somera Communications, Inc.	53,600	27,872
*	Sonic Foundry, Inc.	41,100	50,142
*	Sonic Solutions, Inc.	64,800	1,176,120
*	SonicWALL, Inc.	184,900	1,240,679
* #	Sonus Networks, Inc.	581,443	2,819,999
	SpectraLink Corp.	59,300	733,541
*	Spectrum Control, Inc.	12,673	94,414
*	SPSS, Inc.	50,342	1,643,163
*	SRA International, Inc.	62,000	2,140,240
*	SRS Labs, Inc.	41,168	244,950
*	Staktek Holdings, Inc.	137,791	761,984
*	Standard Microsystems Corp.	60,017	1,951,753
	StarTek, Inc.	41,000	807,700
*	SteelCloud, Inc.	11,700	19,539
*	Stellent, Inc.	79,200	867,240
*	Stratasys, Inc.	27,300	749,931
*	Stratex Networks, Inc.	266,715	1,370,915
*	Stratos International, Inc.	39,536	266,077
*	SumTotal Systems, Inc.	43,817	188,413
*	Sunair Electronics, Inc.	3,900	20,670
*	Sunrise Telecom, Inc.	18,900	32,886
*	Suntron Corp.	5,165	13,429
*	Superior Essex, Inc.	48,018	1,256,631
*	Supertex, Inc.	37,500	1,262,625
*	SupportSoft, Inc.	113,100	467,103
*	Sycamore Networks, Inc.	419,188	1,957,608
*	Sykes Enterprises, Inc.	113,107	1,506,585
*	Symmetricom, Inc.	129,367	1,160,422
*	Synaptics, Inc.	67,920	1,595,441
*	SYNNEX Corp.	50,400	930,888
*	Synplicity, Inc.	72,175	506,669
	Syntel, Inc.	115,303	1,960,151
*	Taitron Components, Inc.	4,900	11,025
	TALX Corp.	90,085	2,879,117
* #	Taser International, Inc.	154,600	1,477,976
*	Technical Communications Corp.	400	1,380
	Technitrol, Inc.	113,500	2,483,380

11

*	TechTeam Global, Inc.	19,400	208,550
* #	Tekelec	173,800	2,330,658
* #	TeleCommunication Systems, Inc.	80,800	169,680
* #	Telkonet, Inc.	126,800	512,272
*	Telular Corp.	43,500	136,155
*	Terayon Communication Systems, Inc.	212,100	568,428
*	Terremark Worldwide, Inc.	117,600	632,688
*	Tessco Technologies, Inc.	6,500	120,250
*	Tessera Technologies, Inc.	125,745	3,927,016
*	Therma-Wave, Inc.	88,790	136,737
*	TheStreet.com, Inc.	70,925	550,378
*	THQ, Inc.	162,351	3,896,424
*	TIBCO Software, Inc.	3,176	27,536
*	Tier Technologies, Inc. Class B	56,400	428,640
*	TII Network Technologies, Inc.	10,860	25,738
*	TNS, Inc.	15,200	244,720
*	Tollgrade Communications, Inc.	34,891	497,197
* #	Track Data Corp.	14,535	41,715
*	Transact Technologies, Inc.	12,750	120,615
*	Transaction Systems Architects, Inc.	104,039	3,470,741
*	Transcat, Inc.	6,000	30,600
*	Trans-Industries, Inc.	800	264
*	Transmeta Corp.	19,100	31,515
*	Transwitch Corp.	47,800	81,260
* #	Travelzoo, Inc.	41,600	772,928
*	Trident Microsystems, Inc.	159,220	4,448,607
	Trio-Tech International	400	2,740
*	Triquint Semiconductor, Inc.	373,839	1,771,997
	Troy Group, Inc.	13,400	33,165
	TSR, Inc.	5,700	28,899
*	TTM Technologies, Inc.	125,100	1,615,041
*	Tumbleweed Communications Corp.	134,795	380,122
*	Tut Systems, Inc.	83,207	249,621
*	Tyler Technologies, Inc.	108,500	1,075,235
*	Ulticom, Inc.	113,430	1,268,147
*	Ultimate Software Group, Inc.	65,401	1,530,383
*	Ultra Clean Holdings, Inc.	2,200	18,920
*	Ultratech, Inc.	62,600	1,251,374
	United Online, Inc.	187,203	2,248,308
*	Universal Display Corp.	80,948	1,149,462
*	USDATA Corp.	2,820	85
* #	UTStarcom, Inc.	307,657	1,922,856
* #	VA Software Corp.	137,400	509,754
* #	ValueClick, Inc.	219,300	3,839,943
* #	Varian Semiconductor Equipment Associates, Inc.	91,164	4,299,294
*	Veeco Instruments, Inc.	84,000	1,687,560
* #	VendingData Corp.	46,300	126,399
* #	Verilink Corp.	57,258	45,234
*	Verint Systems, Inc.	90,094	3,264,106
*	Verso Technologies, Inc.	63	110
*	Viasat, Inc.	75,891	2,037,673
*	Vicon Industries, Inc.	4,500	14,400
*	Video Display Corp.	9,250	83,250
*	Viewpoint Corp.	136,416	141,873
*	Vignette Corp.	82,260	1,324,386

12

* #	Viisage Technology, Inc.	47,718	877,057
*	Virage Logic Corp.	62,627	690,150
* #	Vitech America, Inc.	1,380	2
*	Vitesse Semiconductor, Inc.	509,353	1,604,462
*	Vitria Technology, Inc.	87,704	239,432
*	Vodavi Technology, Inc.	4,200	23,898
* #	Vyyo, Inc.	38,200	271,984
*	WatchGuard Technologies, Inc.	94,580	383,995
*	Webb Interactive Services, Inc.	1,400	245
*	WebEx Communications, Inc.	121,180	3,378,498
*	webMethods, Inc.	161,098	1,198,569
*	Websense, Inc.	66,636	4,118,771
*	WebSideStory, Inc.	49,300	772,531
*	Westell Technologies, Inc.	148,619	705,940
*	White Electronics Designs Corp.	66,423	401,859
*	Wind River Systems, Inc.	222,783	3,446,453
*	Winland Electronics, Inc.	1,000	4,060
	Wireless Telecom Group, Inc.	63,800	176,726
*	Witness Systems, Inc.	88,800	2,080,584
*	WJ Communications, Inc.	144,228	268,264
	Woodhead Industries, Inc.	34,657	502,527
* #	WorldGate Communications, Inc.	6,500	7,150
*	Wright Express Corp.	40,100	964,004
	X-Rite, Inc.	57,263	730,103
*	Zhone Technologies, Inc.	358,217	874,049
* #	Zix Corp.	83,626	139,655
*	Zomax, Inc.	79,500	162,975
*	Zones, Inc.	13,100	88,294
*	Zoran Corp.	122,235	2,417,808
*	Zygo Corp.	50,500	868,095
Total Information Technology			694,975,025

Industrials — (14.6%)
*	3-D Systems Corp.	23,800	452,200
*	AAON, Inc.	15,855	346,749
*	AAR Corp.	97,183	2,459,702
*	Ablest, Inc.	2,100	17,955
	ABM Industries, Inc.	141,400	2,608,830
	Abrams Industries, Inc.	330	1,373
*	ABX Air, Inc.	108,583	870,836
*	Acco Brands Corp.	12,900	306,762
*	Accuride Corp.	58,600	663,352
	Aceto Corp.	63,475	470,350
*	Active Power, Inc.	141,356	658,719
#	Actuant Corp.	75,980	4,186,498
	Acuity Brands, Inc.	120,700	4,766,443
#	Administaff, Inc.	75,200	3,568,240
*	AeroCentury Corp.	300	1,125
*	Aerosonic Corp.	3,800	26,790
*	AirNet Systems, Inc.	21,500	73,530
* #	Airtran Holdings, Inc.	245,900	4,372,102
	Alamo Group, Inc.	16,100	384,146
*	Alaska Air Group, Inc.	77,600	2,487,080
	Albany International Corp. Class A	84,072	3,124,956
*	Allied Defense Group, Inc.	14,400	329,760

13

*	Allied Holdings, Inc.	100	85
	Ambassadors International, Inc.	10,615	187,673
*	Amerco, Inc.	54,810	4,869,320
	American Ecology Corp.	49,550	942,441
*	American Locker Group, Inc.	300	1,560
*	American Science & Engineering, Inc.	23,200	1,765,288
* #	American Superconductor Corp.	91,799	925,334
	American Woodmark Corp.	44,576	1,515,584
	Ameron International Corp.	23,200	1,378,080
*	AML Communications, Inc.	7,600	8,740
	Ampco-Pittsburgh Corp.	10,055	204,217
	Amrep Corp.	7,300	227,468
	Angelica Corp.	22,200	445,776
*	APAC Customer Services, Inc.	82,375	159,808
	Apogee Enterprises, Inc.	80,710	1,395,476
	Applied Industrial Technologies, Inc.	81,550	3,488,709
	Applied Signal Technologies, Inc.	33,400	782,896
*	Argon ST, Inc.	61,225	1,818,995
#	Arkansas Best Corp.	73,200	3,042,192
* #	Armor Holdings, Inc.	93,800	5,508,874
* #	Armstrong Holdings, Inc.	4,300	4,472
* #	Arotech Corp.	90,341	40,247
*	Artesyn Technologies, Inc.	79,800	869,820
	Art’s-Way Manufacturing Co., Inc.	200	1,176
*	Astec Industries, Inc.	58,700	2,108,504
*	Astronics Corp.	7,525	99,962
*	ASV, Inc.	75,232	2,420,966
* #	ATA Holdings Corp.	24,879	187
*	Avalon Holding Corp. Class A	1,550	7,285
*	Aviall, Inc.	95,400	3,639,510
*	Axsys Technologies, Inc.	8,950	148,123
*	AZZ, Inc.	15,100	344,129
	Badger Meter, Inc.	19,100	1,020,704
*	Baker (Michael) Corp.	23,100	638,715
	Baldor Electric Co.	92,833	2,993,864
*	Baldwin Technology Co., Inc. Class A	12,900	72,885
	Banta Corp.	67,100	3,268,441
	Barnes Group, Inc.	66,800	2,563,784
*	Barrett Business Services, Inc.	8,500	204,595
*	BE Aerospace, Inc.	156,810	3,761,872
	BlueLinx Holdings, Inc.	79,400	1,260,872
	Bowne & Co., Inc.	88,600	1,319,254
	Brady Co. Class A	113,900	4,212,022
*	BTU International, Inc.	12,500	182,625
*	Butler International, Inc.	8,200	26,076
	C&D Technologies, Inc.	71,100	607,194
*	Cannon Express, Inc.	200	0
* #	Capstone Turbine Corp.	286,700	905,972
	Cascade Corp.	34,900	1,809,914
*	Casella Waste Systems, Inc. Class A	67,289	952,139
*	Catalytica Energy Systems, Inc.	19,291	25,464
*	CBIZ, Inc.	204,497	1,484,648
*	CD&L, Inc.	28,000	79,240
	CDI Corp.	55,500	1,359,195
*	Celadon Group, Inc.	42,568	1,025,889

14

	Central Parking Corp.	95,937	1,563,773
*	Cenveo, Inc.	154,700	2,179,723
* #	Ceradyne, Inc.	74,065	4,509,077
	CERBCO, Inc. Class A	200	139
	Champion Industries, Inc.	11,174	69,335
*	Channell Commercial Corp.	7,200	37,080
	Chase Corp.	3,900	57,915
	Chicago Rivet & Machine Co.	200	3,970
	CIRCOR International, Inc.	44,290	1,222,404
	Clarcor, Inc.	140,700	4,762,695
*	Clean Harbors, Inc.	53,354	1,759,615
*	Coinstar, Inc.	71,700	1,849,860
	Collins Industries, Inc.	299	2,123
*	Columbus McKinnon Corp.	51,100	1,374,590
*	Comforce Corp.	12,877	35,283
	Comfort Systems USA, Inc.	103,200	1,134,168
*	Commercial Vehicle Group, Inc.	29,056	531,725
*	Competitive Technologies, Inc.	6,000	29,400
*	Compudyne Corp.	20,104	134,094
	CompX International, Inc.	5,000	85,200
*	COMSYS IT Partners, Inc.	5,699	66,507
*	Conrad Industries, Inc.	7,000	13,300
*	Consolidated Freightways Corp.	550	1
*	Consolidated Graphics, Inc.	38,182	1,949,955
*	Continental Airlines, Inc.	202,800	4,725,240
*	Cornell Companies, Inc.	37,500	506,625
*	Corrections Corporation of America	100,100	4,305,301
*	Corrpro Companies, Inc.	7,075	6,509
* #	CoStar Group, Inc.	52,111	2,689,449
*	Covenant Transport, Inc. Class A	30,955	479,803
*	CPI Aerostructures, Inc.	13,966	136,867
*	CRA International, Inc.	31,500	1,472,625
*	Cross (A.T.) Co. Class A	14,300	65,065
*	Crown Andersen, Inc.	1,000	365
	Cubic Corp.	74,800	1,617,176
	Curtiss-Wright Corp.	60,900	3,766,056
* #	Delta Air Lines, Inc.	367,200	185,436
*	DHB Industries, Inc.	118,200	549,630
*	DiamondCluster International, Inc.	92,350	902,260
*	Distributed Energy Systems Corp.	104,150	971,720
* #	Document Securities Systems, Inc.	33,800	431,288
*	Dollar Thrifty Automotive Group, Inc.	71,000	2,866,980
#	DRS Technologies, Inc.	89,569	4,726,556
*	Ducommun, Inc.	28,200	623,784
*	Duratek, Inc.	15,200	333,184
*	Dynamex, Inc.	30,400	617,728
#	Dynamic Materials Corp.	4,000	130,800
	Eastern Co.	4,850	104,760
	Ecology & Environment, Inc. Class A	2,000	20,780
	EDO Corp.	56,500	1,645,845
*	EGL, Inc.	136,514	5,521,991
*	Electro Rent Corp.	71,061	1,058,809
	ElkCorp	57,200	2,064,920
*	EMCOR Group, Inc.	87,100	3,796,689
*	Encore Wire Corp.	64,669	2,017,026

15

* #	Energy Conversion Devices, Inc.	82,360	3,858,566
*	EnerSys	37,600	510,608
*	ENGlobal Corp.	74,900	756,490
	Ennis, Inc.	71,300	1,406,036
*	EnPro Industries, Inc.	59,500	1,949,815
*	Environmental Tectonics Corp.	7,000	35,840
*	ESCO Technologies, Inc.	69,100	3,508,898
	Espey Manufacturing & Electronics Corp.	2,800	47,544
*	Essex Corp.	55,099	1,239,728
*	Esterline Technologies Corp.	71,000	2,956,440
*	Evercel, Inc.	466	373
*	Evergreen Solar, Inc.	171,827	2,678,783
*	Exponent, Inc.	22,055	701,349
*	ExpressJet Holdings, Inc.	143,100	1,076,112
	Federal Signal Corp.	133,000	2,382,030
*	Fiberstars, Inc.	21,200	186,560
*	First Aviation Services, Inc.	6,100	24,553
*	First Consulting Group, Inc.	67,803	423,769
*	Flanders Corp.	73,697	806,982
	Florida East Coast Industries, Inc.	89,200	4,534,928
* #	Flow International Corp.	88,078	1,151,179
*	Flowserve Corp.	58,800	3,022,320
* #	FLYi, Inc.	68,000	306
	Forward Air Corp.	100,100	3,551,548
*	Foster (L.B.) Co. Class A	9,700	146,276
	Franklin Electric Co., Inc.	62,695	2,811,871
*	Frontier Airlines, Inc.	94,662	681,566
*	Frozen Food Express Industries, Inc.	49,982	582,790
*	FTI Consulting, Inc.	114,925	3,211,005
* #	FuelCell Energy, Inc.	135,854	1,512,055
	G & K Services, Inc. Class A	55,755	2,180,021
*	Gardner Denver Machinery, Inc.	72,688	4,460,136
	GATX Corp.	76,100	3,021,170
*	Gehl Co.	32,150	1,063,844
#	Gencorp, Inc.	153,611	2,957,012
*	General Cable Corp.	112,500	3,037,500
*	General Employment Enterprises, Inc.	3,000	4,800
*	Genesee & Wyoming, Inc.	69,050	3,159,038
*	Genlyte Group, Inc.	72,660	4,496,201
*	Global Payment Technologies, Inc.	5,400	11,937
*	Global Power Equipment Group, Inc.	122,800	621,368
	Gorman-Rupp Co.	21,268	484,272
*	GP Strategies Corp.	36,360	261,792
*	Graftech International, Ltd.	273,800	1,396,380
	Graham Corp.	3,700	67,525
	Granite Construction, Inc.	109,200	5,061,420
	Greenbrier Companies, Inc.	43,500	1,643,430
*	Griffon Corp.	82,980	1,951,690
	Hardinge, Inc.	13,000	216,191
	Harland (John H.) Co.	78,900	2,855,391
*	Hawaiian Holdings, Inc.	28,875	142,931
*	Hawk Corp.	24,700	377,910
	Healthcare Services Group, Inc.	24,175	446,271
	Heartland Express, Inc.	189,385	4,380,475
#	Heico Corp.	51,400	1,512,188

16

	Heico Corp. Class A	40,665	1,057,697
*	Heidrick & Struggles International, Inc.	52,107	1,927,959
*	Henry Bros. Electronics, Inc.	1,000	6,000
*	Herley Industries, Inc.	36,600	688,446
* #	Hexcel Corp.	170,328	3,665,459
*	Hirsch International Corp. Class A	3,200	4,000
*	Hi-Shear Technology Corp.	9,600	33,984
*	Hub Group, Inc. Class A	54,688	2,280,490
*	Hudson Highland Group, Inc.	65,560	1,087,640
*	Hudson Technologies, Inc.	4,700	7,849
*	Hurco Companies, Inc.	17,760	511,488
*	Huttig Building Products, Inc.	51,600	447,372
*	ICT Group, Inc.	32,697	776,227
*	II-VI, Inc.	81,904	1,489,834
	IKON Office Solutions, Inc.	371,160	4,880,754
*	Industrial Distribution Group, Inc.	24,306	186,670
*	Infrasource Services, Inc.	111,000	1,983,570
*	Innotrac Corp.	16,300	60,636
*	Innovative Solutions & Support, Inc.	18,450	260,330
*	Insituform Technologies, Inc. Class A	75,419	2,029,525
*	Integrated Electrical Services, Inc.	98,400	94,956
	International Aluminum Corp.	2,200	86,900
*	International Shipholding Corp.	8,000	124,720
	Interpool, Inc.	56,600	1,110,492
*	Intersections, Inc.	26,574	242,089
* #	Ionatron, Inc.	201,785	2,312,456
*	Jacuzzi Brands, Inc.	215,778	2,110,309
*	JPS Industries, Inc.	8,900	27,145
*	Kadant, Inc.	35,720	674,751
	Kaman Corp. Class A	66,900	1,519,299
*	Kansas City Southern	142,800	3,308,676
	Kaydon Corp.	78,800	2,836,800
	Kelly Services, Inc. Class A	90,666	2,447,075
*	Key Technology, Inc.	4,900	55,811
*	Kforce, Inc.	108,055	1,308,546
*	Kirby Corp.	71,900	4,407,470
	Knight Transportation, Inc.	222,979	4,412,754
	Knoll, Inc.	83,000	1,652,530
*	Korn/Ferry International	118,000	2,483,900
*	K-Tron International, Inc.	2,536	101,186
*	KVH Industries, Inc.	40,928	429,744
*	LaBarge, Inc.	39,100	654,534
*	Labor Ready, Inc.	155,000	3,808,350
*	Ladish Co., Inc.	38,800	853,212
	Lawson Products, Inc.	12,351	437,102
*	Layne Christensen Co.	42,679	1,190,317
*	Learning Tree International, Inc.	48,781	571,226
	Lennox International, Inc.	155,905	5,012,346
	Lincoln Electric Holdings, Inc.	98,061	4,526,496
	Lindsay Manufacturer Co.	32,300	791,350
*	LMI Aerospace, Inc.	22,441	328,898
	LSI Industries, Inc.	56,483	877,746
*	Lydall, Inc.	40,700	361,009
*	Lynch Corp.	2,000	17,600
*	M&F Worldwide Corp.	48,300	796,950

17

*	Mac-Gray Corp.	21,500	258,000
*	Magnetek, Inc.	78,500	314,000
* #	MAIR Holdings, Inc.	53,016	270,912
*	Marten Transport, Ltd.	15,582	364,463
*	Maxco, Inc.	3,000	17,295
	McGrath Rentcorp.	69,414	1,910,273
*	Meadow Valley Corp.	2,300	34,891
* #	Medialink Worldwide, Inc.	7,400	33,226
*	Merrimac Industries, Inc.	2,760	25,061
*	Mesa Air Group, Inc.	97,835	1,117,276
	Met-Pro Corp.	21,366	290,150
*	MFRI, Inc.	4,848	34,712
* #	Microvision, Inc.	57,123	197,646
*	Middleby Corp.	22,487	2,129,519
* #	Midwest Air Group, Inc.	45,700	244,952
*	Milacron, Inc.	150,305	241,991
* #	Millennium Cell, Inc.	57,100	93,644
*	Miller Industries, Inc.	31,580	805,290
	Mine Safety Appliances Co.	102,000	4,064,700
*	Misonix, Inc.	17,800	104,664
*	Mobile Mini, Inc.	42,615	2,321,665
* #	Modtech Holdings, Inc.	36,550	283,628
*	Moog, Inc. Class A	27,900	936,324
*	Moog, Inc. Class B	4,850	162,669
*	Morgan Group Holding Co.	200	22
*	MPW Industrial Services Group, Inc.	4,900	9,653
*	MTC Technologies, Inc.	44,148	1,218,043
	Mueller Industries, Inc.	102,545	3,385,010
	Multi-Color Corp.	3,654	101,508
*	M-Wave, Inc.	2,300	1,564
	NACCO Industries, Inc. Class A	6,400	888,320
*	Nashua Corp.	5,700	38,823
*	National Patent Development Corp.	14,160	20,249
*	National Technical Systems, Inc.	10,200	52,632
*	Navigant Consulting, Inc.	141,400	2,755,886
* #	NCI Building Systems, Inc.	57,300	3,305,064
*	NCO Group, Inc.	84,022	1,887,986
*	New Horizons Worldwide, Inc.	11,400	6,840
#	Nordson Corp.	91,775	4,581,408
*	North America Galvanizing & Coatings, Inc.	6,500	15,275
* #	Northwest Airlines Corp.	217,845	82,781
*	NuCo2, Inc.	42,900	1,284,855
*	Odyssey Marine Exploration, Inc.	113,300	424,875
*	Old Dominion Freight Line, Inc.	104,422	2,752,564
*	Omega Flex, Inc.	5,300	96,036
*	On Assignment, Inc.	73,015	809,736
*	Orbit International Corp.	1,977	27,026
*	Orbital Sciences Corp.	154,252	2,349,258
	Outlook Group Corp.	2,300	24,380
*	P.A.M. Transportation Services, Inc.	19,850	417,446
*	Paragon Technologies, Inc.	6,500	66,170
*	Park-Ohio Holdings Corp.	16,499	341,859
*	Patrick Industries, Inc.	5,475	60,143
*	Patriot Transportation Holding, Inc.	2,400	162,624
*	Peerless Manufacturing Co.	3,500	61,250

18

*	Pemco Aviation Group, Inc.	950	17,252
*	Perini Corp.	71,800	2,182,002
*	PHH Corp.	136,700	3,908,253
*	Pico Holdings, Inc.	37,200	1,256,244
*	Pinnacle Airlines Corp.	57,500	434,125
* #	Plug Power, Inc.	221,443	1,127,145
	Portec Rail Products, Inc.	16,500	235,620
*	Powell Industries, Inc.	18,659	420,760
*	Power-One, Inc.	244,661	1,387,228
*	PPT Vision, Inc.	1,700	1,020
	Preformed Line Products Co.	4,721	193,797
* #	PRG-Schultz International, Inc.	161,219	77,385
	Providence & Worcester Railroad Co.	3,800	61,788
#	PW Eagle, Inc.	25,800	569,922
*	Quanta Services, Inc.	329,900	4,516,331
	Quipp, Inc.	1,400	15,085
	Quixote Corp.	24,640	553,168
*	RailAmerica, Inc.	99,800	988,020
	Raven Industries, Inc.	50,550	1,783,404
*	RCM Technologies, Inc.	10,590	64,387
	Regal-Beloit Corp.	85,804	3,452,753
*	RemedyTemp, Inc.	14,700	154,350
*	Republic Airways Holdings, Inc.	112,978	1,583,952
*	Resources Connection, Inc.	134,936	3,713,439
	Robbins & Myers, Inc.	39,100	820,318
	Rollins, Inc.	192,250	3,723,883
*	Rush Enterprises, Inc. Class A	44,971	831,964
*	Rush Enterprises, Inc. Class B	6,800	117,436
	Schawk, Inc.	21,500	534,275
*	School Specialty, Inc.	3,800	132,544
	Schuff International, Inc.	6,800	58,208
*	SCS Transportation, Inc.	37,454	1,012,382
*	Secom General Corp.	140	196
*	Sequa Corp. Class A	6,700	568,897
*	Sequa Corp. Class B	2,500	212,475
*	Servotronics, Inc.	1,100	7,590
*	Shaw Group, Inc.	175,787	5,862,496
*	SIFCO Industries, Inc.	5,300	22,419
*	Simclar, Inc.	6,400	22,464
	Simpson Manufacturing Co., Inc.	66,649	2,605,309
*	Sirva, Inc.	192,400	1,539,200
*	Sitel Corp.	198,800	719,656
	Skywest, Inc.	150,896	4,371,457
*	SL Industries, Inc.	9,500	143,450
	Smith (A.O.) Corp.	62,700	2,903,010
	Smith (A.O.) Corp. Convertible Class A	3,750	173,625
*	Smithway Motor Xpress Corp. Class A	3,900	36,738
*	SOURCECORP, Inc.	43,702	1,118,771
*	SPACEHAB, Inc.	26,866	19,881
	Sparton Corp.	8,740	75,251
*	Spherion Corp.	162,820	1,624,944
* #	Spherix, Inc.	11,700	29,250
* #	Spire Corp.	6,500	65,000
* #	Standard Automotive Corp.	4,400	0
*	Standard Parking Corp.	9,826	210,178

19

	Standard Register Co.	67,500	1,108,350
	Standex International Corp.	34,800	1,109,076
	Starrett (L.S.) Co. Class A	4,700	68,150
*	Sterling Construction Co., Inc.	21,000	386,820
	Stewart & Stevenson Services, Inc.	79,002	2,721,619
*	Stonepath Group, Inc.	67,200	40,320
*	Strategic Distribution, Inc.	2,929	28,616
	Sun Hydraulics, Inc.	29,975	681,632
	Supreme Industries, Inc.	13,808	103,284
*	Swift Transportation Co., Inc.	6,243	148,833
	Sypris Solutions, Inc.	49,347	511,728
*	SYS	33,000	128,700
*	TB Wood’s Corp.	7,400	88,800
*	Team, Inc.	22,900	677,840
*	TeamStaff, Inc.	19,500	32,565
	Tech/Ops Sevcon, Inc.	3,700	23,051
	Technology Research Corp.	15,550	121,446
	Tecumseh Products Co. Class A	33,600	759,696
*	Teledyne Technologies, Inc.	100,300	3,322,939
*	TeleTech Holdings, Inc.	203,296	2,510,706
	Tennant Co.	25,100	1,172,170
*	Tetra Tech, Inc.	164,996	2,938,579
*	The Advisory Board Co.	52,597	2,838,660
*	The Alpine Group, Inc.	13,100	38,252
*	The Geo Group, Inc.	24,200	546,920
*	The Lamson & Sessions Co.	40,600	958,566
	The Manitowoc Co., Inc.	5,167	398,221
	Thomas Group, Inc.	3,900	28,626
*	Timco Aviation Services, Inc.	153	566
	Titan International, Inc.	19,000	329,460
	Todd Shipyards Corp.	6,200	164,920
*	Trailer Bridge, Inc.	9,500	88,350
*	Transport Corporation of America, Inc.	6,200	62,124
*	Transtechnology Corp.	6,100	57,645
*	TRC Companies, Inc.	37,900	419,553
	Tredegar Industries, Inc.	104,291	1,720,802
* #	Trex Co., Inc.	41,700	1,083,783
	Trinity Industries, Inc.	23,600	1,250,800
*	Triumph Group, Inc.	41,602	1,741,044
* #	TRM Corp.	7,000	63,000
*	Tufco Technologies, Inc.	4,600	29,440
* #	TurboChef Technologies, Inc.	76,933	1,023,209
	Twin Disc, Inc.	2,700	141,642
*	U.S. Home Systems, Inc.	22,335	171,756
*	U.S. Xpress Enterprises, Inc. Class A	10,523	179,522
	UAP Holding Corp.	153,100	3,331,456
*	Ultralife Batteries, Inc.	41,230	513,314
	United Industrial Corp.	32,400	1,673,784
* #	United Rentals, Inc.	131,700	4,293,420
*	United Stationers, Inc.	59,000	2,920,500
	Universal Forest Products, Inc.	51,505	3,184,554
*	Universal Security Instruments, Inc.	100	2,308
*	UQM Technologies, Inc.	69,100	279,164
*	URS Corp.	37,113	1,617,756
* #	US Airways Group, Inc. Class A	46,800	0

20

*	USA Truck, Inc.	31,835	936,904
* #	Valence Technology, Inc.	20,900	48,070
	Valley National Gases, Inc.	5,750	124,488
	Valmont Industries, Inc.	68,700	2,498,619
*	Valpey Fisher Corp.	1,650	5,247
*	Versar, Inc.	11,400	43,320
	Viad Corp.	58,700	1,878,987
	Vicor Corp.	84,219	1,675,116
*	Volt Information Sciences, Inc.	32,000	765,760
	VSE Corp.	2,200	88,660
	Wabash National Corp.	83,800	1,673,486
#	Wabtec Corp.	133,200	4,399,596
	Washington Group International, Inc.	71,515	4,174,331
*	Waste Connections, Inc.	76,100	2,788,304
	Waste Industries USA, Inc.	24,900	385,950
*	Water Pik Technologies, Inc.	32,000	881,600
	Watsco, Inc. Class A	61,500	4,281,630
	Watsco, Inc. Class B	1,350	95,445
	Watson Wyatt & Co. Holdings	118,000	3,606,080
#	Watts Water Technologies, Inc.	68,000	2,433,040
	Werner Enterprises, Inc.	2,700	52,461
*	Westaff, Inc.	28,200	124,359
* #	Western Power & Equipment Corp.	3,273	5,564
*	Willis Lease Finance Corp.	9,200	87,492
*	Wolverine Tube, Inc.	37,900	139,093
	Woodward Governor Co.	85,773	2,757,602
*	World Air Holdings, Inc.	5,033	43,636
	WSI Industries, Inc.	2,000	6,388
*	Xanser Corp.	82,076	358,672
	Zareba Systems, Inc.	300	2,256
Total Industrials			526,893,973

Consumer Discretionary — (14.1%)
*	1-800 CONTACTS, Inc.	34,378	464,447
*	1-800-FLOWERS.COM, Inc.	77,320	493,302
*	4Kids Entertainment, Inc.	34,900	593,300
*	99 Cents Only Stores	176,200	2,005,156
*	A.C. Moore Arts & Crafts, Inc.	51,300	923,400
#	Aaron Rents, Inc.	116,300	3,047,060
	Aaron Rents, Inc. Class A	8,350	204,575
*	Acme Communications, Inc.	41,800	153,406
	Acme United Corp.	6,200	81,530
*	ACT Teleconferencing, Inc.	113	18
*	Advanced Marketing Services, Inc.	47,050	188,200
	Advo, Inc.	81,050	2,605,757
*	Aeropostale, Inc.	135,350	3,883,191
	AFC Enterprises, Inc.	82,600	1,283,604
*	Aftermarket Technology Corp.	60,750	1,318,275
*	Alderwoods Group, Inc.	94,400	1,612,352
	Aldila, Inc.	15,533	501,716
*	All American Semiconductor, Inc.	6,200	29,202
*	Alliance Gaming Corp.	151,160	2,237,168
*	Alloy, Inc.	27,172	357,855
	Ambassadors Group, Inc.	57,776	1,397,601
	American Axle & Manufacturing Holdings, Inc.	137,900	2,236,738

21

*	American Biltrite, Inc.	3,300	37,587
	American Greetings Corp. Class A	70,200	1,472,796
*	America’s Car-Mart, Inc.	31,600	582,072
	Ameristar Casinos, Inc.	145,472	3,213,476
*	AMS Health Sciences, Inc.	18,400	12,880
*	Applica, Inc.	53,700	110,085
	Arbitron, Inc.	85,700	3,359,440
	Arctic Cat, Inc.	35,430	850,320
	Ark Restaurants Corp.	3,700	112,850
*	Arlington Hospitality, Inc.	1,000	4
	ArvinMeritor, Inc.	190,600	3,190,644
*	Asbury Automotive Group, Inc.	144,200	2,761,430
*	Ashworth, Inc.	35,771	299,046
*	Audiovox Corp. Class A	56,400	720,228
* #	Avatar Holdings, Inc.	10,600	591,798
*	Aztar Corp.	99,500	3,002,910
*	Bakers Footwear Group, Inc.	16,624	364,897
*	Ballantyne of Omaha, Inc.	31,400	127,170
* #	Bally Total Fitness Holding Corp.	107,200	850,096
	Bandag, Inc.	24,900	1,064,973
	Bandag, Inc. Class A	9,300	343,077
*	Barry (R.G.) Corp.	9,200	59,248
	Bassett Furniture Industries, Inc.	31,504	607,712
	Beasley Broadcast Group, Inc.	19,933	269,893
*	Benihana, Inc.	1,000	26,550
*	Benihana, Inc. Class A	14,150	379,503
*	Big Dog Holdings, Inc.	4,500	45,225
* #	Big Lots, Inc.	309,000	3,927,390
*	Birks & Mayors, Inc.	1,765	10,855
*	BJ’s Restaurants, Inc.	63,692	1,617,140
	Blair Corp.	6,335	261,319
#	Blockbuster, Inc. Class A	110,000	425,700
*	Blount International, Inc.	131,600	2,150,344
*	Bluegreen Corp.	82,465	1,308,720
	Blyth, Inc.	107,200	2,388,416
	Bob Evans Farms, Inc.	97,438	2,842,266
*	Bombay Co., Inc.	95,700	302,412
	Bon-Ton Stores, Inc.	39,714	1,081,015
	Books-A-Million, Inc.	40,954	472,609
*	Boyds Collection, Ltd.	17	2
*	Bright Horizons Family Solutions, Inc.	12,800	428,928
*	Broadview Media, Inc.	200	600
	Brown Shoe Company, Inc.	51,600	2,461,320
*	Buca, Inc.	50,886	288,015
	Buckle, Inc.	32,200	1,231,650
	Building Materials Holding Corp.	40,221	2,706,873
	Burlington Coat Factory Warehouse Corp.	80,449	3,623,423
*	CabelTel International Corp.	674	2,905
*	Cache, Inc.	44,155	767,414
	Cadmus Communications Corp.	25,629	485,157
*	California Coastal Communities, Inc.	27,400	1,054,626
*	California Pizza Kitchen, Inc.	54,312	1,632,619
	Callaway Golf Co.	192,200	3,169,378
*	Canterbury Park Holding Corp.	1,200	17,820
*	Capital Pacific Holdings, Inc.	14,100	246,750

22

	Carmike Cinemas, Inc.	32,228	767,671
*	Carriage Services, Inc.	49,800	247,008
* #	Carter’s, Inc.	30,400	1,945,296
*	Casual Male Retail Group, Inc.	96,140	875,835
*	Catalina Lighting, Inc.	1,760	15,840
	Catalina Marketing Corp.	134,400	2,980,992
	Cato Corp. Class A	85,350	1,781,254
*	Cavalier Homes, Inc.	51,260	362,408
*	Cavco Industries, Inc.	9,872	454,606
*	CD Warehouse, Inc.	3,300	7
* #	CEC Entertainment, Inc.	95,550	3,111,108
*	Champion Enterprises, Inc.	212,600	3,299,552
*	Championship Auto Racing Teams, Inc.	1,697	0
*	Champps Entertainment, Inc.	34,340	276,780
#	Charles and Colvard, Ltd.	50,878	713,310
*	Charlotte Russe Holding, Inc.	62,800	1,142,960
*	Charming Shoppes, Inc.	327,651	4,387,247
*	Charter Communications, Inc.	467,685	537,838
*	Chaus (Bernard), Inc.	1,300	1,222
*	Checkers Drive-In Restaurants, Inc.	32,107	471,652
	Cherokee, Inc.	9,787	377,191
	Christopher & Banks Corp.	101,213	2,219,601
*	Chromcraft Revington, Inc.	6,100	79,300
	Churchill Downs, Inc.	14,589	584,581
	Citadel Broadcasting Co.	96,400	1,073,896
#	CKE Restaurants, Inc.	166,500	2,832,165
	Coachmen Industries, Inc.	41,100	484,980
	Coast Distribution System, Inc.	5,900	42,775
*	Cobra Electronics Corp.	7,000	81,410
*	Coldwater Creek, Inc.	103,474	2,325,061
*	Collectors Universe, Inc.	23,200	344,520
	Collegiate Pacific, Inc.	29,100	302,640
*	Concord Camera Corp.	50,456	55,502
*	Congoleum Corp. Class A	3,500	7,875
* #	Conn’s, Inc.	65,784	2,450,454
#	Cooper Tire & Rubber Co.	170,000	2,533,000
*	Corinthian Colleges, Inc.	255,998	3,317,734
*	Cost Plus, Inc.	56,975	1,093,350
*	Cost-U-Less, Inc.	2,900	23,084
	Courier Corp.	11,735	463,200
	CPI Corp.	15,200	266,760
	Craftmade International, Inc.	14,048	255,674
*	Crown Media Holdings, Inc.	207,386	1,627,980
*	CSK Auto Corp.	118,400	1,883,744
	CSS Industries, Inc.	19,300	594,440
*	Culp, Inc.	24,600	121,770
*	Cumulus Media, Inc. Class A	147,993	1,716,719
	Cutter & Buck, Inc.	30,624	366,263
* #	Cybex International, Inc.	11,600	69,484
*	Cycle Country Accessories Corp.	15,300	57,375
*	Daily Journal Corp.	200	8,000
* #	Dave & Busters, Inc.	12,800	230,400
	Deb Shops, Inc.	25,695	813,247
*	Deckers Outdoor Corp.	15,700	532,230
	Decorator Industries, Inc.	2,862	23,812

23

*	dELiA*s, Inc.	49,457	440,662
	Delta Apparel, Inc.	14,080	218,240
*	Delta Woodside Industries, Inc.	5,050	1,565
*	Design Within Reach, Inc.	29,586	187,871
*	DeVry, Inc.	190,400	4,470,592
*	Diedrich Coffee, Inc.	3,925	16,406
*	Digital Generation Systems, Inc.	77,616	50,450
*	Dixie Group, Inc.	33,800	553,644
* #	Dominion Homes, Inc.	22,400	215,040
	Dover Downs Gaming & Entertainment, Inc.	29,810	494,846
	Dover Motorsports, Inc.	45,500	226,135
*	Drew Industries, Inc.	59,100	1,917,795
*	drugstore.com, Inc.	251,279	633,223
	DRYCLEAN USA, Inc.	300	657
*	Duckwall-ALCO Stores, Inc.	4,953	119,813
*	Dura Automotive Systems, Inc.	48,400	110,836
*	E Com Ventures, Inc.	2,175	37,845
*	Educate, Inc.	91,100	784,371
	Educational Development Corp.	1,800	14,490
*	ELXSI Corp.	1,800	5,220
*	EMAK Worldwide, Inc.	5,913	48,723
*	Emerging Vision, Inc.	24,900	3,237
*	Emerson Radio Corp.	71,222	227,910
*	Emmis Communications Corp. Class A	101,199	1,656,628
*	Enesco Group, Inc.	34,900	65,263
*	Entercom Communications Corp.	47,000	1,323,990
*	Entravision Communications Corp.	162,017	1,203,786
* #	Escala Group, Inc.	77,470	1,925,129
	Escalade, Inc.	2,200	24,948
	Ethan Allen Interiors, Inc.	94,700	3,855,237
*	Everlast Worldwide, Inc.	1,500	24,600
*	Fab Industries, Inc.	5,200	0
*	Fairchild Corp. Class A	54,352	129,358
*	Famous Dave’s of America, Inc.	29,625	409,121
*	Featherlite, Inc.	9,450	46,777
	Fedders Corp.	97,710	143,634
	Federal Screw Works	1,562	24,992
* #	Federal-Mogul Corp.	57,900	19,686
	Finish Line, Inc. Class A	119,634	2,002,673
*	Finlay Enterprises, Inc.	18,400	156,032
	Flanigan’s Enterprises, Inc.	200	1,934
*	Fleetwood Enterprises, Inc.	177,900	2,010,270
	Flexsteel Industries, Inc.	8,600	121,690
*	Foamex International, Inc.	17,427	1,307
*	Footstar, Inc.	26,700	124,155
*	Fountain Powerboat Industries, Inc.	4,600	34,224
*	Fox & Hound Restaurant Group	25,161	408,111
*	Franklin Covey Co.	38,500	299,145
*	Franklin Electronic Publishers, Inc.	9,100	38,675
	Fred’s, Inc.	109,250	1,526,222
*	Friedman’s, Inc. Class A	34,940	0
*	Friendly Ice Cream Corp.	7,200	69,984
	Frisch’s Restaurants, Inc.	7,100	148,390
	Furniture Brands International, Inc.	153,400	3,792,048
*	Gaiam, Inc.	5,400	74,520

24

*	GameTech International, Inc.	19,500	93,600
	Gaming Partners International Corp.	20,423	280,816
* #	Gander Mountain Co.	24,775	165,745
*	Gaylord Entertainment Co.	82,363	3,677,508
*	Gemstar-TV Guide International, Inc.	107,133	323,542
*	Genesco, Inc.	64,000	2,598,400
	Gentek, Inc.	27,383	519,182
*	G-III Apparel Group, Ltd.	8,400	134,316
*	Gottschalks, Inc.	14,900	135,739
	Gray Television, Inc.	112,460	946,913
	Gray Television, Inc. Class A	6,600	53,823
*	Group 1 Automotive, Inc.	68,400	2,618,352
*	GSI Commerce, Inc.	119,832	1,911,320
* #	Guess, Inc.	120,480	4,360,171
*	Guitar Center, Inc.	70,500	3,649,080
*	Gymboree Corp.	88,674	2,027,088
*	Ha-Lo Industries, Inc.	64,900	0
*	Hampshire Group, Ltd.	7,800	190,554
	Hancock Fabrics, Inc.	52,000	215,800
	Handleman Co.	56,323	553,655
*	Harolds Stores, Inc.	2,208	1,656
*	Harris Interactive, Inc.	172,400	968,888
*	Hartmarx Corp.	95,700	829,719
*	Hastings Entertainment, Inc.	21,400	113,206
*	Hastings Manufacturing Co.	400	12
	Haverty Furniture Co., Inc.	50,700	722,475
	Haverty Furniture Co., Inc. Class A	400	5,684
*	Hayes Lemmerz International, Inc.	85,910	268,898
*	Hibbett Sporting Goods, Inc.	99,955	3,206,556
	Hollinger International, Inc. Class A	211,900	1,970,670
*	Hollywood Media Corp.	91,146	442,970
* #	Home Solutions of America, Inc.	81,800	478,530
*	Hot Topic, Inc.	117,600	1,549,968
* #	I.C. Isaacs & Co., Inc.	7,200	41,112
*	Iconix Brand Group, Inc.	99,295	1,328,567
	IHOP Corp.	52,400	2,667,160
	ILX Resorts, Inc.	7,800	80,652
*	Image Entertainment, Inc.	59,600	202,640
*	IMPCO Technologies, Inc.	75,502	472,643
* #	Infosonics Corp.	14,900	176,565
*	Insight Enterprises, Inc.	136,041	2,928,963
*	Insignia Systems, Inc.	17,050	23,052
*	Interface, Inc. Class A	129,606	1,436,034
*	Interstate Hotels & Resorts, Inc.	64,240	307,067
*	INVESTools, Inc.	125,283	970,943
* #	Isle of Capri Casinos, Inc.	94,324	2,858,960
	J. Alexander’s Corp.	10,100	81,002
*	J. Jill Group, Inc.	52,655	1,244,238
*	Jack in the Box, Inc.	96,200	3,848,000
	Jackson Hewitt Tax Service, Inc.	98,700	2,803,080
*	Jaclyn, Inc.	1,300	10,595
*	Jakks Pacific, Inc.	72,726	1,805,059
*	Jameson Inns, Inc.	106,643	281,538
*	Jennifer Convertibles, Inc.	3,600	17,550
*	Jo-Ann Stores, Inc.	60,475	804,317

25

*	Johnson Outdoors, Inc.	6,500	116,090
*	Jos. A. Bank Clothiers, Inc.	47,350	2,112,283
	Journal Register Co.	119,300	1,534,198
*	K2, Inc.	123,763	1,410,898
	Kellwood Co.	73,676	1,896,420
	Kenneth Cole Productions, Inc. Class A	40,550	1,115,530
*	Keystone Automotive Industries, Inc.	44,799	1,980,116
	Kimball International, Inc. Class B	65,786	932,188
*	Kirkland’s, Inc.	45,672	239,321
	Knape & Vogt Manufacturing Co.	2,190	40,384
	Koss Corp.	3,500	96,250
* #	Krispy Kreme Doughnuts, Inc.	166,700	1,125,225
	K-Swiss, Inc. Class A	69,400	2,025,092
*	LaCrosse Footwear, Inc.	9,500	112,860
*	Lakeland Industries, Inc.	4,962	95,667
*	Lakes Entertainment, Inc.	56,087	555,261
	Landry’s Restaurants, Inc.	66,700	2,059,029
*	Lazare Kaplan International, Inc.	9,000	74,250
#	La-Z-Boy, Inc.	145,100	2,314,345
*	Lenox Group, Inc.	38,000	507,680
	Levitt Corp. Class A	48,721	1,133,250
	Libbey, Inc.	36,300	321,618
*	Liberty Homes, Inc. Class A	200	1,304
*	LIFE TIME FITNESS, Inc.	98,300	4,124,668
	Lifetime Brands, Inc.	29,198	659,291
*	Lin TV Corp.	68,200	636,306
	Lithia Motors, Inc. Class A	40,510	1,297,940
*	LKQ Corp.	143,600	3,162,072
*	Lodgenet Entertainment Corp.	49,934	711,060
*	Lodgian, Inc.	64,751	811,978
	Lone Star Steakhouse & Saloon, Inc.	54,046	1,457,080
*	LOUD Technologies, Inc.	2,380	34,986
*	Luby’s, Inc.	72,800	1,085,448
	M/I Homes, Inc.	37,400	1,575,288
*	Mace Security International, Inc.	42,700	99,064
* #	Magna Entertainment Corp.	20,200	135,542
*	Main Street Restaurant Group, Inc.	47,700	262,350
	Marine Products Corp.	43,695	535,264
*	MarineMax, Inc.	49,575	1,529,884
*	Marisa Christina, Inc.	4,300	2,322
* #	Martha Stewart Living Omnimedia, Inc.	64,200	1,110,660
	Matthews International Corp. Class A	89,766	3,333,909
*	Max & Erma’s Restaurants, Inc.	2,200	23,980
#	Maytag Corp.	200,300	3,445,160
*	McCormick & Schmick’s Seafood Restaurants, Inc.	39,626	928,437
	McRae Industries, Inc. Class A	2,500	26,312
*	Meade Instruments Corp.	52,332	149,146
	Media General, Inc. Class A	23,100	1,157,310
*	Mediacom Communications Corp.	247,241	1,394,439
*	Mestek, Inc.	5,300	68,529
*	Midas, Inc.	41,900	797,776
*	Mikohn Gaming Corp.	65,075	516,695
*	Mity Enterprises, Inc.	11,375	214,305
	Modine Manufacturing Co.	97,995	2,748,760
	Monaco Coach Corp.	77,250	1,105,447

26

*	Monarch Casino & Resort, Inc.	52,072	1,396,050
	Monro Muffler Brake, Inc.	16,837	609,163
*	Morgan’s Foods, Inc.	800	4,280
*	Mossimo, Inc.	16,100	101,269
*	Mothers Work, Inc.	13,254	329,892
*	Motorcar Parts of America, Inc.	2,400	32,400
	Movado Group, Inc.	50,700	1,105,260
#	Movie Gallery, Inc.	98,161	313,134
*	MTR Gaming Group, Inc.	76,151	759,225
* #	Multimedia Games, Inc.	74,735	791,444
*	Nathan’s Famous, Inc.	8,400	102,900
	National Presto Industries, Inc.	7,100	310,625
*	National RV Holdings, Inc.	24,900	161,352
*	Nature Vision, Inc.	500	5,550
#	Nautilus Group, Inc.	87,100	1,432,795
* #	Navarre Corp.	77,360	296,289
* #	Navigant International, Inc.	38,614	424,754
	Nelson (Thomas), Inc.	39,200	1,146,600
* #	Netflix, Inc.	152,282	4,082,680
*	Nevada Gold & Casinos, Inc.	37,550	354,847
*	New Frontier Media, Inc.	68,064	485,296
* #	Nitches, Inc.	2,592	19,699
	Nobel Learning Communities, Inc.	6,400	60,800
	Nobility Homes, Inc.	8,401	215,066
	Noble International, Ltd.	36,240	556,284
*	NTN Communications, Inc.	134,393	186,806
* #	Nutri/System, Inc.	94,700	4,069,259
#	Oakley, Inc.	186,600	2,840,052
*	O’Charleys, Inc.	58,562	1,040,061
*	Odd Job Stores, Inc.	12,700	2,667
* #	Oneida, Ltd.	28,700	16,359
*	Opinion Research Corp.	6,500	35,815
	Orleans Homebuilders, Inc.	49,000	957,460
*	Outdoor Channel Holdings, Inc.	43,500	570,720
* #	Overstock.com, Inc.	54,800	1,233,000
#	Oxford Industries, Inc.	49,300	2,256,954
*	P & F Industries, Inc. Class A	2,700	34,695
*	P.F. Chang’s China Bistro, Inc.	73,900	3,572,326
* #	Palm Harbor Homes, Inc.	63,911	1,338,935
* #	Pantry, Inc.	62,700	3,709,959
*	Papa John’s International, Inc.	93,700	3,082,730
*	Paxson Communications Corp.	115,000	109,250
*	Payless ShoeSource, Inc.	178,200	4,223,340
*	PC Mall, Inc.	32,817	202,809
* #	Pegasus Communications Corp.	17,040	50,950
*	Perry Ellis International, Inc.	24,900	548,049
*	PetMed Express, Inc.	66,465	1,242,231
	Phillips-Van Heusen Corp.	118,500	4,206,750
*	Phoenix Footwear Group, Inc.	17,500	93,625
*	Phoenix Gold International, Inc.	600	204
#	Pier 1 Imports, Inc.	216,900	2,283,957
*	Pinnacle Entertainment, Inc.	131,500	3,688,575
*	Playboy Enterprises, Inc. Class A	4,700	58,750
*	Playboy Enterprises, Inc. Class B	79,100	1,096,326
*	Point.360	8,700	19,749

27

*	Pomeroy IT Solutions, Inc.	30,837	286,784
#	Pre-Paid Legal Services, Inc.	40,450	1,460,649
* #	Priceline.com, Inc.	110,416	2,710,713
*	PRIMEDIA, Inc.	686,738	1,552,028
*	Princeton Review, Inc.	55,932	298,118
*	Proliance International, Inc.	38,749	203,432
*	ProQuest Co.	78,100	1,663,530
*	QEP Co., Inc.	2,375	25,412
* #	Quaker Fabric Corp.	42,450	120,133
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	130,296	590,241
*	R&B, Inc.	18,400	195,224
*	Radio One, Inc. Class A	49,700	419,965
*	Radio One, Inc. Class D	160,149	1,335,643
*	Rare Hospitality International, Inc.	93,450	2,990,400
*	RC2 Corp.	53,791	1,938,090
*	RCN Corp.	98,549	2,463,725
	Reader’s Digest Association, Inc.	14,900	226,331
*	Reading International, Inc. Class A	17,549	141,971
*	Reading International, Inc. Class B	1,060	8,321
*	Red Lion Hotels Corp.	12,500	145,625
* #	Red Robin Gourmet Burgers, Inc.	42,749	1,709,533
*	RedEnvelope, Inc.	24,349	235,211
*	Regent Communications, Inc.	116,638	533,036
*	Rent-A-Center, Inc.	151,723	3,541,215
*	Rentrak Corp.	29,600	316,424
*	Rent-Way, Inc.	68,700	465,099
*	Restoration Hardware, Inc.	98,300	528,854
* #	Retail Ventures, Inc.	110,700	1,467,882
*	Rex Stores Corp.	25,800	395,256
*	Riviera Holdings Corp.	10,800	173,340
*	Rockford Corp.	15,200	60,952
*	Rocky Shoes & Boots, Inc.	5,200	123,448
*	Rubio’s Restaurants, Inc.	25,395	260,299
#	Ruby Tuesday, Inc.	19,300	551,015
	Russ Berrie & Co., Inc.	53,300	724,347
	Russell Corp.	86,300	1,232,364
*	Ryan’s Restaurant Group, Inc.	108,100	1,428,001
*	S&K Famous Brands, Inc.	2,100	34,965
*	Safety Components International, Inc.	118	1,755
*	Saga Communications, Inc. Class A	46,125	436,804
*	Salem Communications Corp.	52,269	730,721
* #	Salton, Inc.	33,500	47,905
*	Sands Regent	2,000	21,900
	Sauer-Danfoss, Inc.	82,700	1,773,915
*	Schieb (Earl), Inc.	2,200	7,700
*	Scholastic Corp.	101,362	2,982,070
*	Select Comfort Corp.	98,375	3,595,606
	Service Corp. International	1,400	11,130
* #	Sharper Image Corp.	39,600	467,280
*	Shiloh Industries, Inc.	43,066	701,976
*	Shoe Carnival, Inc.	36,879	828,671
*	Shoe Pavilion, Inc.	6,100	47,336
* #	Shuffle Master, Inc.	97,530	2,548,459
	Sinclair Broadcast Group, Inc. Class A	126,600	910,254
* #	Six Flags, Inc.	260,705	2,750,438

28

*	Skechers U.S.A., Inc. Class A	62,200	1,318,640
	Skyline Corp.	14,800	593,776
* #	Smith & Wesson Holding Corp.	101,900	509,500
*	Smith & Wollensky Restaurant Group, Inc.	13,000	76,830
	Sonesta International Hotels Corp. Class A	100	2,589
	Sonic Automotive, Inc.	83,700	2,217,213
*	Sotheby’s Holdings, Inc. Class A	160,900	3,398,208
*	Source Interlink Companies, Inc.	129,900	1,396,425
*	Southern Energy Homes, Inc.	13,425	80,550
*	Spanish Broadcasting System, Inc.	101,300	568,293
*	SPAR Group, Inc.	2,800	3,220
	Spartan Motors, Inc.	35,345	379,252
	Speedway Motorsports, Inc.	65,290	2,340,646
*	Sport Chalet, Inc. Class A	4,625	37,555
*	Sport Chalet, Inc. Class B	675	5,400
*	Sport Supply Group, Inc.	8,700	39,150
*	Sport-Haley, Inc.	2,600	13,130
*	Sportsman’s Guide, Inc.	19,333	488,932
	Stage Stores, Inc.	85,301	2,487,377
*	Stamps.com, Inc.	65,223	2,100,833
	Standard Motor Products, Inc.	52,800	560,208
	Stanley Furniture, Inc.	20,200	515,100
	Star Buffet, Inc.	2,700	23,085
	Stein Mart, Inc.	114,616	1,911,795
*	Steinway Musical Instruments, Inc.	18,200	599,690
	Steven Madden, Ltd.	38,333	1,228,573
	Stewart Enterprises, Inc.	277,399	1,406,413
*	Stoneridge, Inc.	57,600	342,144
*	Strattec Security Corp.	4,030	163,054
#	Strayer Education, Inc.	8,100	780,273
	Stride Rite Corp.	101,500	1,410,850
	Sturm Ruger & Co., Inc.	73,600	529,920
*	Sunterra Corp.	55,217	828,255
#	Superior Industries International, Inc.	74,500	1,605,475
	Superior Uniform Group, Inc.	6,800	75,344
	Syms Corp.	28,800	420,480
* #	Syntax-Brillian Corp.	76,387	329,228
*	Systemax, Inc.	78,868	548,133
*	Tag-It Pacific, Inc.	45,400	22,700
#	Talbots, Inc.	87,200	2,324,752
	Tandy Brand Accessories, Inc.	8,200	88,642
*	Tandy Leather Factory, Inc.	9,600	61,152
* #	Tarrant Apparel Group	78,937	91,567
#	Technical Olympic USA, Inc.	157,240	3,330,343
*	Tenneco Automotive, Inc.	123,600	2,799,540
*	Texas Roadhouse, Inc.	20,100	308,736
* #	The Children’s Place Retail Stores, Inc.	77,900	3,635,593
* #	The Dress Barn, Inc.	85,252	3,681,181
	The Marcus Corp.	61,900	1,017,017
*	The Men’s Wearhouse, Inc.	141,000	4,416,120
	The Pep Boys - Manny, Moe & Jack	151,700	2,381,690
*	The Rowe Companies	13,200	23,232
*	The Sports Authority, Inc.	67,806	2,481,022
*	The Sports Club Co., Inc.	19,400	18,236
*	The Steak n Shake Co.	75,018	1,367,578

29

* #	TiVo, Inc.	233,526	1,296,069
*	Too, Inc.	89,900	2,735,657
	Traffix, Inc.	38,375	199,550
*	Trans World Entertainment Corp.	76,000	456,000
	Triarc Companies, Inc. Class A	67,100	1,139,358
	Triarc Companies, Inc. Class B	47,500	741,000
*	Triple Crown Media, Inc.	11,955	80,098
*	Tropical Sportswear International Corp.	3,175	0
*	Trump Entertainment Resorts, Inc.	24	444
#	Tuesday Morning Corp.	108,136	2,380,073
	Tupperware Corp.	168,000	3,559,920
*	Tweeter Home Entertainment Group, Inc.	69,400	557,976
*	Ultimate Electronics, Inc.	858	0
*	Unapix Entertainment, Inc.	6,100	25
*	Unifi, Inc.	136,434	418,852
	Unifirst Corp.	23,850	799,213
	United Auto Group, Inc.	117,100	5,063,404
*	United Retail Group, Inc.	36,966	611,787
*	Universal Electronics, Inc.	37,624	675,727
*	Universal Technical Institute, Inc.	77,800	2,397,018
*	Vail Resorts, Inc.	104,100	3,439,464
	Value Line, Inc.	9,615	325,468
*	ValueVision Media, Inc. Class A	107,552	1,366,986
*	Varsity Group, Inc.	42,036	168,985
*	VCG Holding Corp.	810	846
*	Vertrue, Inc.	26,300	1,158,778
*	Virco Manufacturing Corp.	13,969	77,528
	Visteon Corp.	348,200	1,622,612
*	Warnaco Group, Inc.	129,717	3,010,732
*	Waxman Industries, Inc.	600	3,960
* #	WCI Communities, Inc.	118,300	2,985,892
	Wellco Enterprises, Inc.	1,000	12,600
* #	Wells-Gardner Electronics Corp.	22,261	52,759
*	West Marine, Inc.	52,378	674,105
*	Western Metals Corp.	7,400	4,662
*	Wet Seal, Inc. Class A	182,678	970,020
	Weyco Group, Inc.	600	11,574
*	Whitehall Jewelers, Inc.	30,250	48,702
*	William Lyon Homes, Inc.	21,800	1,855,180
*	Wilsons The Leather Experts, Inc.	109,645	367,311
*	Winmark Corp.	4,456	100,483
#	Winnebago Industries, Inc.	86,200	2,768,744
* #	WisdomTree Investments, Inc.	4,500	14,850
* #	WMS Industries, Inc.	82,000	2,382,100
	Wolverine World Wide, Inc.	165,200	3,644,312
	World Wrestling Federation Entertainment, Inc.	59,800	894,010
	Yankee Candle Co., Inc.	111,400	3,235,056
*	Young Broadcasting, Inc. Class A	44,748	135,586
*	Zale Corp.	66,500	1,732,325
*	Zapata Corp.	18,220	110,413
Total Consumer Discretionary			510,363,939

Health Care — (13.0%)
*	A.D.A.M., Inc.	700	7,535
*	Abaxis, Inc.	39,300	864,207

30

* #	Abgenix, Inc.	243,817	5,422,490
*	Abiomed, Inc.	76,370	794,248
* #	Able Laboratories, Inc.	8,300	830
* #	Acacia Research-CombiMatrix	76,538	131,645
* #	Acadia Pharmaceuticals, Inc.	68,110	1,019,607
*	Accelr8 Technology Corp.	880	2,816
*	Accelrys, Inc.	68,316	423,559
*	Access Pharmaceuticals, Inc.	37,000	8,880
* #	Acusphere, Inc.	48,930	285,262
*	Adolor Corp.	109,400	3,005,218
*	Advanced Magnetics, Inc.	26,224	655,600
*	Advancis Pharmaceutical Corp.	2,512	5,526
*	ADVENTRX Pharmaceuticals, Inc.	194,700	920,931
*	Air Methods Corp.	32,070	760,380
* #	Akorn, Inc.	83,800	389,670
* #	Aksys, Ltd.	77,980	133,346
*	Albany Molecular Research, Inc.	87,860	886,507
* #	Alexion Pharmaceuticals, Inc.	89,700	3,370,926
*	Align Technology, Inc.	179,910	1,468,066
*	Alkermes, Inc.	161,466	4,102,851
*	Alliance Imaging, Inc.	128,800	757,344
*	Allied Healthcare International, Inc.	94,883	459,234
*	Allied Healthcare Products, Inc.	7,100	39,902
*	Allos Therapeutics, Inc.	115,410	371,620
* #	Allscripts Healthcare Solutions, Inc.	115,242	2,160,787
*	Almost Family, Inc.	1,600	22,830
*	Alnylam Pharmaceuticals, Inc.	92,105	1,481,048
	Alpharma, Inc. Class A	112,400	3,400,100
*	Alteon, Inc.	59,800	16,146
* #	Amedisys, Inc.	45,875	1,476,257
*	America Services Group, Inc.	28,158	508,252
*	American Caresource Holding, Inc.	367	2,154
*	American Claims Evaluation, Inc.	1,000	2,150
*	American Dental Partners, Inc.	20,750	270,372
*	American Medical Systems Holdings, Inc.	201,526	4,367,068
*	American Retirement Corp.	100,800	2,713,536
	American Shared Hospital Services	5,900	39,530
*	AMICAS, Inc.	134,571	660,744
*	AMN Healthcare Services, Inc.	83,400	1,729,716
*	Amsurg Corp.	80,333	1,760,096
	Analogic Corp.	39,800	2,147,210
*	Andrx Corp.	104,260	2,043,496
*	Angeion Corp.	215	873
*	AngioDynamics, Inc.	15,232	382,476
*	Anika Therapeutics, Inc.	27,171	372,786
* #	Antigenics, Inc.	127,613	779,715
*	AP Pharma, Inc.	44,423	98,175
* #	Aphton Corp.	94,488	14,173
*	Applera Corp. - Celera Genomics Group	189,100	2,172,759
*	Applied Imaging Corp.	3,775	7,172
*	Apria Healthcare Group, Inc.	53,600	1,232,264
*	Aradigm Corp.	13,957	49,966
*	Arena Pharmaceuticals, Inc.	131,216	2,323,835
	Argonaut Technologies, Inc.	3,398	968
*	Ariad Pharmaceuticals, Inc.	167,131	1,121,449

31

*	Arqule, Inc.	94,912	510,627
*	Array BioPharma, Inc.	112,003	1,013,627
#	Arrhythmia Research Technology, Inc.	6,900	67,965
	Arrow International, Inc.	129,648	4,011,309
* #	Arthrocare Corp.	72,710	3,284,311
*	Aspect Medical Systems, Inc.	61,676	1,652,300
* #	AtheroGenics, Inc.	110,100	1,774,812
	Atrion Corp.	3,400	253,592
* #	ATS Medical, Inc.	75,397	207,342
*	Auxilium Pharmaceuticals, Inc.	28,500	208,050
*	AVANIR Pharmaceuticals Class A	73,425	1,258,504
*	Avant Immunotherapeutics, Inc.	136,734	269,366
* #	AVI BioPharma, Inc.	144,200	1,103,130
*	Avigen, Inc.	58,543	333,695
* #	AXM Pharma, Inc.	45,500	17,290
*	Bentley Pharmaceuticals, Inc.	61,160	1,089,871
*	Beverly Enterprises, Inc.	261,800	3,235,848
*	Bioanalytical Systems, Inc.	4,500	28,350
* #	BioCryst Pharmaceuticals, Inc.	80,536	1,601,861
*	Bioenvision, Inc.	114,162	961,244
*	Bio-Imaging Technologies, Inc.	31,190	129,127
	BioLase Technology, Inc.	59,508	456,426
*	BioMarin Pharmaceutical, Inc.	216,082	2,826,353
*	Bio-Rad Laboratories, Inc. Class A	19,400	1,111,814
*	Bio-Reference Laboratories, Inc.	36,246	623,794
*	BioSante Pharmaceuticals, Inc.	53,200	218,120
*	BioScrip, Inc.	103,005	738,546
* #	Biosite, Inc.	48,745	2,636,130
*	BioSpecifics Technologies Corp.	2,200	1,914
*	BioSphere Medical, Inc.	41,500	315,400
* #	BioTime, Inc.	4,200	1,680
*	Bioveris Corp.	31,800	137,058
*	Bovie Medical Corp.	11,800	35,400
* #	Bradley Pharmaceuticals, Inc.	43,151	509,182
* #	BriteSmile, Inc.	785	911
*	Bruker BioSciences Corp.	250,519	1,119,820
* #	Caliper Life Sciences, Inc.	93,524	620,064
	Cambrex Corp.	74,700	1,383,444
*	CancerVax Corp.	70,800	183,372
*	Candela Corp.	68,510	1,311,966
*	Cantel Medical Corp.	43,360	742,323
*	Capital Senior Living Corp.	71,100	764,325
*	Caprius, Inc.	27	47
*	Caraco Pharmaceutical Laboratories, Ltd.	73,550	925,259
*	Cardiac Science Corp.	33,613	336,130
*	CardioDynamics International Corp.	122,702	159,513
* #	Cardiotech International, Inc.	54,563	157,687
* #	Cell Genesys, Inc.	127,536	897,853
* #	Cell Therapeutics, Inc.	168,900	325,977
*	Cellegy Pharmaceuticals, Inc.	62,596	37,558
* #	Centene Corp.	119,500	3,268,325
*	Cepheid, Inc.	119,406	1,093,759
*	Cerus Corp.	62,800	680,124
*	Chad Therapeutics, Inc.	9,700	32,786
	Chemed Corp.	72,100	3,997,224

32

*	Cholestech Corp.	41,200	476,272
*	Ciphergen Biosystems, Inc.	73,586	128,775
* #	Clarient, Inc.	20,200	22,624
#	Clinical Data, Inc.	4,343	99,020
	CNS, Inc.	37,420	777,962
*	Collagenex Pharmaceuticals, Inc.	48,643	644,520
* #	Columbia Laboratories, Inc.	116,900	529,557
	Computer Programs & Systems, Inc.	30,100	1,383,396
*	Conceptus, Inc.	81,036	1,161,246
*	Conmed Corp.	81,454	1,576,949
*	Connetics Corp.	93,160	1,479,381
*	Conor Medsystems, Inc.	26,200	674,650
* #	Corautus Genetics, Inc.	1,542	7,833
*	Corcept Therapeutics, Inc.	58,706	284,724
*	Corgentech, Inc.	13,034	114,699
* #	Cortex Pharmaceuticals, Inc.	63,100	176,680
*	Corvel Corp.	12,400	241,800
*	Cotherix, Inc.	36,500	420,480
* #	Critical Therapeutics, Inc.	94,703	515,184
*	Criticare Systems, Inc.	33,600	168,000
*	Cross Country Healthcare, Inc.	89,157	1,632,465
*	CryoLife, Inc.	65,600	291,920
*	Cubist Pharmaceuticals, Inc.	150,440	3,326,228
* #	CuraGen Corp.	149,631	746,659
* #	Curative Health Services, Inc.	37,800	4,725
*	Curis, Inc.	130,759	326,897
*	Cutera, Inc.	33,100	896,679
*	CV Therapeutics, Inc.	125,205	3,369,267
*	Cyberonics, Inc.	66,700	1,812,239
*	Cypress Bioscience, Inc.	84,333	504,311
* #	Cytogen Corp.	42,070	135,465
* #	CytRx Corp.	1,700	2,312
	Datascope Corp.	41,434	1,580,707
*	Daxor Corp.	4,500	91,800
*	Del Global Technologies Corp.	10,627	43,305
*	Dendreon Corp.	180,279	877,959
*	Dendrite International, Inc.	117,259	1,559,545
*	DepoMed, Inc.	119,034	779,673
#	Diagnostic Products Corp.	79,500	3,668,925
* #	Dialysis Corporation of America	2,484	31,298
*	Digene Corp.	62,000	2,570,520
*	Dionex Corp.	54,415	2,985,751
*	Discovery Laboratories, Inc.	160,823	1,220,647
*	Discovery Partners International, Inc.	70,218	168,523
*	Diversa Corp.	125,430	992,151
*	DJ Orthopedics, Inc.	61,200	2,134,656
*	DOV Pharmaceutical, Inc.	62,328	1,199,814
* #	Durect Corp.	161,828	920,801
*	DUSA Pharmaceuticals, Inc.	45,361	328,867
*	Dyax Corp.	106,500	639,000
*	Dynacq Healthcare, Inc.	21,500	70,606
*	Dynavax Technologies Corp.	37,700	227,708
*	Eclipsys Corp.	17,100	439,812
* #	Elite Pharmaceuticals, Inc.	49,400	116,090
*	Embrex, Inc.	20,210	241,166

33

*	Emeritus Corp.	16,100	400,890
*	Emisphere Technologies, Inc.	65,442	410,976
*	Encore Medical Corp.	186,354	1,110,673
*	Encysive Pharmaceuticals, Inc.	160,898	1,464,172
*	Endocare, Inc.	25,000	81,250
*	Endologix, Inc.	101,051	493,129
*	Enpath Medical, Inc.	11,500	107,410
* #	Entremed, Inc.	130,500	321,030
*	Enzo Biochem, Inc.	87,204	1,148,477
*	Enzon Pharmaceuticals, Inc.	52,800	356,928
*	EP Medsystems, Inc.	14,500	40,890
* #	Epicept Corp.	13,101	42,709
*	EPIX Pharmaceuticals, Inc.	63,028	274,172
* #	eResearch Technology, Inc.	140,010	2,059,547
*	Ergo Science Corp.	6,950	5,907
*	Escalon Medical Corp.	3,100	15,810
*	ev3, Inc.	60,109	1,001,416
*	Exact Sciences Corp.	72,805	187,109
*	Exactech, Inc.	10,500	133,350
*	Exelixis, Inc.	232,721	2,527,350
*	E-Z-EM, Inc.	30,362	621,510
*	First Horizon Pharmaceutical Corp.	95,164	1,952,765
*	Five Star Quality Care, Inc.	56,000	464,800
* #	Genaera Corp.	22,300	38,802
*	Gene Logic, Inc.	84,972	324,593
*	Genesis HealthCare Corp.	53,650	2,132,587
*	Genitope Corp.	30,800	280,588
*	Genta, Inc.	234,075	653,069
*	Gentiva Health Services, Inc.	60,237	1,003,548
*	GenVec, Inc.	114,669	231,631
* #	Geron Corp.	175,009	1,568,081
*	Greatbatch, Inc.	60,600	1,339,866
* #	GTC Biotherapeutics, Inc.	58,164	72,123
*	GTx, Inc.	24,000	259,680
*	Haemonetics Corp.	76,647	3,970,315
*	Hanger Orthopedic Group, Inc.	56,252	342,575
*	Harvard Bioscience, Inc.	85,317	425,732
*	HealthAxis, Inc.	750	1,012
*	HealthExtras, Inc.	110,510	3,421,390
*	HealthStream, Inc.	200	604
*	HealthTronics, Inc.	91,636	666,194
*	Healthways, Inc.	96,000	4,180,800
* #	Hemispherx Biopharma, Inc.	151,400	504,162
*	Hi-Tech Pharmacal Co., Inc.	33,525	826,056
*	HMS Holdings Corp.	56,314	484,300
*	Hollis-Eden Pharmaceuticals, Inc.	54,053	344,318
*	Hologic, Inc.	47,293	2,262,024
	Hooper Holmes, Inc.	178,400	506,656
*	Horizon Health Corp.	38,800	895,116
*	Human Genome Sciences, Inc.	153,363	1,920,105
*	Icagen, Inc.	6,500	51,674
* #	ICOS Corp.	151,333	3,651,665
*	ICU Medical, Inc.	38,850	1,363,635
*	IDM Pharma, Inc.	1,788	10,728
*	I-Flow Corp.	62,800	862,244

34

*	Illumina, Inc.	119,742	3,045,039
* #	Immtech International, Inc.	32,100	248,133
*	Immucor, Inc.	119,018	3,549,117
*	Immunicon Corp.	43,663	138,412
*	ImmunoGen, Inc.	116,853	534,018
* #	Immunomedics, Inc.	164,100	472,608
*	IMPATH Bankruptcy Liquidating Trust	21,600	43,200
*	IMPATH, Inc.	21,600	0
* #	Impax Laboratories, Inc.	147,344	1,650,253
* #	Implant Sciences Corp.	31,300	130,834
*	Incyte Corp.	217,505	1,278,929
*	Indevus Pharmaceuticals, Inc.	132,094	797,848
* #	Inhibitex, Inc.	32,100	260,652
*	Innovative Clinical Solutions, Ltd.	568	2
* #	Inovio Biomedical Corp.	15,100	45,602
* #	Insite Vision, Inc.	18,000	26,640
* #	Insmed, Inc.	152,418	376,472
*	Inspire Pharmaceuticals, Inc.	110,169	556,353
* #	Integra LifeSciences Holdings	80,055	3,189,391
*	IntegraMed America, Inc.	14,246	157,133
* #	Intermagnetics General Corp.	118,263	3,479,297
* #	InterMune, Inc.	91,500	1,743,990
* #	Interpharm Holdings, Inc.	55,800	88,164
*	IntraBiotics Pharmaceuticals, Inc.	18,700	63,580
*	IntraLase Corp.	13,400	248,302
* #	Introgen Therapeutics, Inc.	88,423	524,348
	Invacare Corp.	79,800	2,498,538
*	Inverness Medical Innovations, Inc.	7,261	192,344
*	Iomed, Inc.	17,400	53,940
*	Iridex Corp.	20,949	172,829
*	IRIS International, Inc.	47,824	1,087,040
*	Isis Pharmaceuticals, Inc.	202,213	1,625,793
* #	Isolagen, Inc.	78,000	172,380
* #	Ista Pharmaceuticals, Inc.	66,545	407,255
* #	I-Trax, Inc.	86,000	288,960
*	IVAX Diagnostics, Inc.	16,600	55,112
*	iVow, Inc.	650	3,692
*	Kendle International, Inc.	39,303	1,247,870
*	Kensey Nash Corp.	29,054	711,242
*	Keryx Biopharmaceuticals, Inc.	105,550	1,800,683
	Kewaunee Scientific Corp.	2,037	18,802
* #	Kindred Healthcare, Inc.	100,578	2,174,496
*	Kosan Biosciences, Inc.	88,206	433,091
*	K-V Pharmaceutical Co. Class A	101,450	2,330,306
*	K-V Pharmaceutical Co. Class B	20,275	464,095
*	Kyphon, Inc.	69,742	2,490,487
*	La Jolla Pharmaceutical Co.	4,300	23,220
*	Lannet Co., Inc.	67,530	526,734
* #	Large Scale Biology Corp.	2,020	727
* #	Laserscope, Inc.	57,750	1,262,992
	LCA-Vision, Inc.	57,825	2,521,170
*	Lectec Corp.	3,500	1,715
*	Lexicon Genetics, Inc.	166,718	683,544
*	Lifecell Corp.	91,600	2,020,696
*	Lifecore Biomedical, Inc.	36,830	481,736

35

*	Lifeline Systems, Inc.	37,546	1,790,193
* #	Ligand Pharmaceuticals, Inc. Class B	186,300	2,319,435
* #	Lipid Sciences, Inc.	67,308	177,693
*	Luminex Corp.	88,543	1,239,602
*	Magellan Health Services, Inc.	98,407	3,758,163
* #	Mannkind Corp.	140,677	2,432,305
* #	Martek Biosciences Corp.	85,520	2,914,522
*	Matria Healthcare, Inc.	58,039	2,511,348
*	Matritech, Inc.	29,500	23,600
*	Matrixx Initiatives, Inc.	26,875	691,762
*	Maxygen, Inc.	93,252	725,501
*	Medarex, Inc.	300,662	4,437,771
*	MedCath Corp.	47,549	1,089,823
* #	Med-Design Corp.	14,751	8,851
*	Medical Action Industries, Inc.	29,239	692,380
*	Medical Staffing Network Holdings, Inc.	78,100	401,434
*	MEDTOX Scientific, Inc.	8,945	74,691
*	Memory Pharmaceuticals Corp.	29,300	70,613
*	Memry Corp.	74,900	164,780
*	Merge Technologies, Inc.	64,244	1,241,837
	Meridian Bioscience, Inc.	72,956	1,626,189
*	Merit Medical Systems, Inc.	73,876	1,052,733
*	Metabasis Therapeutics, Inc.	11,500	106,375
*	Metropolitan Health Networks, Inc.	127,600	274,340
*	MGI Pharma, Inc.	12,397	218,559
* #	MicroIslet, Inc.	22,600	43,392
*	Microtek Medical Holdings, Inc.	121,516	427,736
*	Milestone Scientific, Inc.	17,500	18,200
*	Miravant Medical Technologies	1,800	216
*	Molecular Devices Corp.	46,187	1,470,132
*	Molina Healthcare, Inc.	77,700	2,207,457
* #	Momenta Pharmaceuticals, Inc.	76,647	1,827,264
*	Monogram Biosciences, Inc.	311,835	620,552
*	MTS Medication Technologies	500	3,295
* #	Myogen, Inc.	107,973	4,092,177
*	Myriad Genetics, Inc.	109,257	2,805,720
*	Nabi Biopharmaceuticals	153,950	632,734
* #	Nanogen, Inc.	120,410	303,433
*	Nastech Pharmaceutical Co., Inc.	57,833	1,213,336
*	National Dentex Corp.	5,150	103,000
	National Home Health Care Corp.	7,065	79,295
*	National Medical Health Card Systems, Inc.	13,300	402,325
	National Research Corp.	8,000	171,200
*	Natus Medical, Inc.	50,200	1,001,992
* #	Nektar Therapeutics	243,683	5,095,412
*	Neogen Corp.	24,514	556,468
*	Neopharm, Inc.	76,217	771,316
*	Neose Technologies, Inc.	65,901	215,496
*	Neurobiological Technologies, Inc.	2,700	10,395
*	Neurogen Corp.	96,807	652,479
*	Neurometric, Inc.	34,130	1,225,950
*	New Brunswick Scientific Co., Inc.	9,195	66,756
*	New River Pharmaceuticals, Inc.	101,658	3,108,702
* #	NitroMed, Inc.	58,278	684,766
*	NMT Medical, Inc.	34,799	828,216

36

*	North American Scientific, Inc.	38,550	88,283
* #	Northfield Laboratories, Inc.	74,885	784,046
*	NovaMed, Inc.	59,467	440,056
* #	Novavax, Inc.	137,471	797,332
*	Noven Pharmaceuticals, Inc.	63,708	960,080
*	Novoste Corp.	5,950	16,481
*	NPS Pharmaceuticals, Inc.	128,720	1,974,565
*	Nutraceutical International Corp.	31,706	455,615
* #	Nutrition 21, Inc.	500	625
*	NuVasive, Inc.	69,952	1,293,412
*	Nuvelo, Inc.	136,581	2,340,998
	NWH, Inc.	4,100	51,045
* #	OCA, Inc.	130,851	49,723
* #	Occulogix, Inc.	12,200	44,408
*	Odyssey Healthcare, Inc.	95,900	1,804,838
*	Omnicell, Inc.	73,476	849,383
* #	Onyx Pharmaceuticals, Inc.	114,300	3,257,550
*	Optical Sensors, Inc.	1,633	4,491
	Option Care, Inc.	91,750	1,286,335
*	OraSure Technologies, Inc.	127,450	1,213,324
*	Orchid Cellmark, Inc.	61,074	408,585
*	Orthologic Corp.	106,463	616,421
*	Oscient Pharmaceutical Corp.	193,192	390,248
*	Osteotech, Inc.	43,800	200,166
	Owens & Minor, Inc.	111,700	3,562,113
*	Oxigene, Inc.	67,850	263,937
* #	Pain Therapeutics, Inc.	129,822	1,400,779
* #	PainCare Holdings, Inc.	136,600	417,996
*	Palatin Technologies, Inc.	163,762	491,286
*	Palomar Medical Technologies, Inc.	47,494	1,517,433
*	Panacos Pharmaceuticals, Inc.	141,037	1,026,749
*	Par Pharmaceutical Companies, Inc.	95,900	2,852,066
*	Parexel International Corp.	74,562	1,910,278
*	Patient Infosystems, Inc.	733	916
*	PDI, Inc.	37,659	365,669
*	Pediatric Services of America, Inc.	18,080	230,158
*	Penwest Pharmaceuticals Co.	61,200	1,422,900
	Perrigo Co.	261,547	4,155,982
*	Per-Se Technologies, Inc.	115,613	2,920,384
*	Pharmacopia Drug Discovery, Inc.	25,650	123,890
*	Pharmacyclics, Inc.	54,401	258,405
*	Pharmanetics, Inc.	100	11
*	Pharmion Corp.	80,140	1,323,913
*	PhotoMedex, Inc.	126,944	283,085
*	Point Therapeutics, Inc.	660	2,145
	PolyMedica Corp.	69,949	2,828,738
*	Possis Medical, Inc.	46,554	435,280
*	Pozen, Inc.	81,167	1,410,682
*	PRAECIS Pharmaceuticals, Inc.	14,330	85,407
* #	Premier Laser Systems, Inc. Class A	3,400	2
*	Progenics Pharmaceuticals, Inc.	68,600	2,023,700
*	Providence Service Corp.	26,753	824,795
*	ProxyMed, Inc.	10,379	64,038
* #	PSS World Medical, Inc.	184,700	3,191,616
	Psychemedics Corp.	10,625	190,719

37

*	Psychiatric Solutions, Inc.	133,266	4,401,776
*	QuadraMed Corp.	37,706	65,986
*	Questcor Pharmaceuticals, Inc.	25,900	27,454
*	Quidel Corp.	99,435	1,117,649
* #	Quigley Corp.	24,006	282,071
*	Radiation Therapy Services, Inc.	63,900	1,814,121
*	Radiologix, Inc.	58,000	109,620
*	Regeneration Technologies, Inc.	80,140	589,029
*	Regeneron Pharmaceuticals, Inc.	153,637	2,515,038
*	RegeneRx Biopharmaceuticals, Inc.	8,600	27,090
*	RehabCare Group, Inc.	41,400	835,452
* #	Renovis, Inc.	81,000	1,754,460
*	Repligen Corp.	84,300	375,135
*	Res-Care, Inc.	74,530	1,363,154
*	Retractable Technologies, Inc.	9,800	39,004
*	Rigel Pharmaceuticals, Inc.	65,122	618,659
*	Rita Medical Systems, Inc.	113,021	422,699
*	Rochester Medical Corp.	8,600	96,664
*	Rural/Metro Corp.	13,600	117,232
*	Salix Pharmaceuticals, Ltd.	3,617	57,004
*	Sangamo BioSciences, Inc.	71,197	452,813
* #	Santarus, Inc.	123,336	923,787
*	Savient Pharmaceuticals, Inc.	74,300	384,131
*	Schick Technologies, Inc.	8,700	377,493
*	SciClone Pharmaceuticals, Inc.	126,569	297,437
*	Seattle Genetics, Inc.	118,665	626,551
*	Senesco Technologies, Inc.	27,100	43,089
*	Sequenom, Inc.	51,106	33,219
*	SeraCare Life Sciences, Inc.	33,389	374,291
*	Serologicals Corp.	91,822	2,221,174
* #	SFBC International, Inc.	47,818	1,128,505
* #	Sirna Therapeutics, Inc.	166,775	1,025,666
*	Sonic Innovations, Inc.	55,600	240,192
*	SonoSite, Inc.	44,145	1,781,692
*	Sonus Pharmaceuticals, Inc.	67,150	386,784
	Span-American Medical System, Inc.	2,600	35,074
*	Spectranetics Corp.	72,582	831,790
* #	Spectrum Pharmaceuticals, Inc.	45,908	245,608
*	SRI/Surgical Express, Inc.	8,500	52,020
*	Staar Surgical Co.	70,700	574,084
*	StemCells, Inc.	2,500	9,075
*	Stereotaxis, Inc.	22,000	291,060
	Stratagene Corp.	11,826	123,818
*	Strategic Diagnostics, Inc.	50,950	189,534
*	Sun Healthcare Group, Inc.	59,792	381,473
*	SunLink Health Systems, Inc.	1,048	10,270
*	Sunrise Senior Living, Inc.	119,830	4,249,172
*	SuperGen, Inc.	146,959	748,021
* #	SurModics, Inc.	50,092	1,941,566
* #	Sybron Dental Specialties, Inc.	96,600	3,695,916
*	Symbion, Inc.	60,001	1,414,824
*	Symmetry Medical, Inc.	93,300	1,933,176
*	Synovis Life Technologies, Inc.	33,200	313,408
*	Synthetech, Inc.	11,800	4,130
* #	Tanox, Inc.	125,570	2,395,876

38

*	Telik, Inc.	145,700	3,222,884
*	The Medicines Co.	129,292	2,636,264
*	Theragenics Corp.	86,500	292,370
*	Third Wave Technologies, Inc.	106,573	329,300
*	Thoratec Corp.	147,943	2,976,613
*	Threshold Pharmaceuticals, Inc.	15,600	234,780
*	Titan Pharmaceuticals, Inc.	81,500	281,990
*	TLC Vision Corp.	31,060	183,565
* #	Trestle Holdings, Inc.	450	101
* #	Trimeris, Inc.	65,078	816,078
*	TriPath Imaging, Inc.	99,752	645,395
*	Tripos, Inc.	10,420	32,823
*	TriZetto Group, Inc.	117,332	1,966,484
*	U.S. Physical Therapy, Inc.	33,498	644,837
* #	United Surgical Partners International, Inc.	110,557	3,886,079
*	United Therapeutics Corp.	59,658	3,677,319
*	Urologix, Inc.	37,442	140,408
	Utah Medical Products, Inc.	5,975	197,235
*	Varian, Inc.	88,499	3,531,110
* #	Vascular Solutions, Inc.	39,400	278,952
*	Vaxgen, Inc.	41,100	470,595
* #	Ventana Medical Systems, Inc.	97,542	3,537,848
*	Ventiv Health, Inc.	77,377	2,155,723
*	Viasys Healthcare, Inc.	94,000	2,742,920
*	Vical, Inc.	73,455	345,973
*	Virbac Corp.	21,300	91,590
*	ViroPharma, Inc.	192,274	3,720,502
*	Vision-Sciences, Inc.	5,000	9,300
*	VistaCare, Inc.	42,645	577,840
*	Vital Images, Inc.	35,292	1,171,694
	Vital Signs, Inc.	34,040	1,738,082
*	Vivus, Inc.	116,564	383,496
*	WellCare Health Plans, Inc.	3,100	120,745
	West Pharmaceutical Services, Inc.	90,900	2,935,161
*	Wright Medical Group, Inc.	88,826	1,717,007
*	Xenogen Corp.	200	806
	Young Innovations, Inc.	34	1,146
* #	Zevex International, Inc.	6,377	99,226
*	Zila, Inc.	128,529	480,698
*	Zoll Medical Corp.	26,162	686,753
*	Zymogenetics, Inc.	183,714	4,067,428
Total Health Care			470,341,130

Financials — (11.7%)
*	1st Constitution Bancorp	312	5,717
	1st Independence Financial Group, Inc.	2,900	53,695
	1st Source Corp.	57,231	1,525,206
#	21st Century Holding Co.	17,250	288,075
	21st Century Insurance Group	231,200	3,745,440
*	A. B. Watley Group, Inc.	9,400	169
	Abigail Adams National Bancorp, Inc.	363	4,955
	Access National Corp.	1,600	16,960
*	Accredited Home Lenders Holding Co.	61,356	3,270,888
*	ACE Cash Express, Inc.	40,232	990,914
	Advance America Cash Advance Centers, Inc.	32,400	450,684

39

	Advanta Corp. Class A	27,417	892,972
	Advanta Corp. Class B Non-Voting	54,342	1,905,774
*	Aether Holdings, Inc.	119,742	409,518
* #	Agility Capital, Inc.	500	3
	Alabama National Bancorporation	49,646	3,453,872
	Alfa Corp.	224,368	3,607,837
	Amcore Financial, Inc.	71,965	2,152,473
*	AMEN Properties, Inc.	1,975	10,932
	Ameriana Bancorp	2,812	35,726
* #	American Business Financial Services, Inc.	1,153	14
	American Equity Investment Life Holding Co.	153,800	2,059,382
*	American Independence Corp.	8,300	99,600
*	American Physicians Capital, Inc.	23,000	1,133,670
	American Physicians Services Group, Inc.	100	1,294
*	American West Bancorporation	29,400	743,820
	Ameris Bancorp	33,224	764,152
*	AmeriServe Financial, Inc.	49,266	223,668
	Anchor Bancorp Wisconsin, Inc.	58,517	1,781,843
*	Arch Capital Group, Ltd.	518	29,298
*	Argonaut Group, Inc.	87,922	3,210,911
	Arrow Financial Corp.	14,142	379,147
	ASB Financial Corp.	900	18,225
*	Asset Acceptance Capital Corp.	16,443	328,696
	ASTA Funding, Inc.	38,100	1,326,642
*	Atlantic American Corp.	20,440	52,940
	Atlantic Coast Federal Corp.	3,297	47,971
	Atlantic Liberty Financial Corp.	1,700	39,763
	Baldwin & Lyons, Inc. Class B	28,025	693,619
*	Bancinsurance Corp.	5,700	27,930
	Bancorp Rhode Island, Inc.	2,100	71,925
*	Bancshares of Florida, Inc.	14,628	321,816
	Bank of Commerce Holdings	400	3,986
	Bank of Granite Corp.	20,922	410,071
	Bank of the Ozarks, Inc.	46,600	1,657,096
	BankAtlantic Bancorp, Inc. Class A	150,685	2,056,850
	BankUnited Financial Corp. Class A	100,175	2,798,889
	Banner Corp.	32,451	1,038,432
	Bar Harbor Bankshares	300	8,400
	Bay View Capital Corp.	16,655	284,967
	Berkshire Hills Bancorp, Inc.	2,500	82,625
	Beverly Hills Bancorp, Inc.	54,137	561,942
*	BFC Financial Corp.	10,638	63,934
*	BNS Holding, Inc. Class A	4,020	23,115
	Boston Private Financial Holdings, Inc.	96,300	2,947,743
	Bristol West Holdings, Inc.	84,000	1,557,360
	Brooke Corp.	10,500	118,231
	Brookline Bancorp, Inc.	169,619	2,545,981
	Bryn Mawr Bank Corp.	1,600	34,752
	BWC Financial Corp.	2,000	70,180
	C&F Financial Corp.	300	11,908
	California First National Bancorp	10,600	143,100
	Camco Financial Corp.	8,051	113,600
	Camden National Corp.	900	30,042
	Capital Bank Corp.	1,600	24,896
	Capital City Bank Group, Inc.	1,700	59,364

40

	Capital Corp. of the West	28,919	972,835
*	Capital Crossing Bank	12,900	413,961
	Capital Southwest Corp.	300	28,905
	Capital Title Group, Inc.	43,019	270,590
	Capitol Bancorp, Ltd.	27,264	1,181,622
	Cardinal Financial Corp.	68,190	838,737
	Cash America International, Inc.	81,900	2,194,920
*	Cash Systems, Inc.	10,000	71,500
	Cavalry Bancorp, Inc.	500	12,505
	Center Bancorp, Inc.	6,366	71,999
	Center Financial Corp.	42,838	992,556
	Centerstate Banks of Florida, Inc.	2,600	99,294
	Central Bancorp, Inc.	1,600	45,600
	Central Pacific Financial Corp.	85,200	3,152,400
	Central Virginia Bankshares, Inc.	2,402	66,776
	Century Bancorp, Inc. Class A	1,000	28,030
*	Ceres Group, Inc.	93,868	507,826
	CFS Bancorp, Inc.	26,520	389,314
	Charter Financial Corp.	22,111	840,218
	Chemical Financial Corp.	70,173	2,258,869
	Chittenden Corp.	131,153	3,775,895
	Citizens Banking Corp.	117,562	3,113,042
	Citizens First Bancorp, Inc.	22,777	655,522
	Citizens South Banking Corp.	16,729	209,112
* #	Citizens, Inc.	109,554	582,827
	City Holding Co.	50,642	1,843,875
	Clark, Inc.	49,924	527,197
*	CNA Surety Corp.	120,218	2,089,389
	CNB Financial Corp.	1,200	16,920
	CoBiz, Inc.	15,132	288,265
	Cohen & Steers, Inc.	25,800	579,726
	Colony Bankcorp, Inc.	102	2,499
	Columbia Banking System, Inc.	44,287	1,484,943
	Commercial Bancshares, Inc.	8,140	289,865
	Commercial Capital Bancorp, Inc.	33,525	480,413
	Commercial National Financial Corp.	3,100	55,211
	Community Bancorp, Inc.	1,023	35,703
	Community Bank System, Inc.	83,800	1,815,946
	Community Banks, Inc.	5,893	164,120
	Community Bankshares, Inc.	210	3,276
	Community Central Bank Corp.	1,600	19,126
	Community Trust Bancorp, Inc.	20,504	650,387
	Community West Bancshares	5,400	76,653
* #	CompuCredit Corp.	23,025	870,345
	Consolidated-Tokoma Land Co.	6,000	390,000
*	Consumer Portfolio Services, Inc.	7,175	48,790
	Cooperative Bankshares, Inc.	2,100	45,297
#	Corus Bankshares, Inc.	72,744	4,368,277
*	Cowlitz Bancorporation	600	8,502
	Crawford & Co. Class A	26,400	159,192
	Crawford & Co. Class B	24,500	148,470
*	Credit Acceptance Corp.	92,799	2,193,768
	CVB Financial Corp.	214,046	3,576,709
*	Dearborn Bancorp, Inc.	5	116
	Delphi Financial Group, Inc. Class A	73,250	3,814,860

41

	Delta Financial Corp.	57,100	523,036
	Dime Community Bancshares	105,200	1,439,136
*	Dollar Financial Corp.	8,400	118,860
	Donegal Group, Inc. Class A	39,070	955,261
	Donegal Group, Inc. Class B	3,810	86,658
	EMC Insurance Group, Inc.	27,460	673,319
*	Encore Capital Group, Inc.	65,700	1,132,668
*	Epoch Holding Corp.	8,200	45,100
	ESB Financial Corp.	11,362	134,299
*	eSpeed, Inc.	81,900	680,589
*	EZCORP, Inc. Class A Non-Voting	10,500	227,115
	F.N.B. Corp.	158,220	2,609,048
	FBL Financial Group, Inc. Class A	77,400	2,648,628
	Federal Agriculture Mortgage Corporation	27,800	830,108
	Federal Trust Corp.	500	6,080
	Fidelity Bankshares, Inc.	70,248	2,243,019
	Fidelity Southern Corp.	8,900	157,975
	Financial Federal Corp.	73,800	2,061,234
*	Financial Industries Corp.	12,082	103,905
	Financial Institutions, Inc.	200	3,824
*	Firebrand Financial Group, Inc.	9,100	682
*	First Acceptance Corp.	132,900	1,628,025
	First Albany Companies, Inc.	36,588	211,113
	First Bancorp	26,414	587,183
	First Bancshares, Inc.	1	17
*	First Bank of Delaware	6,767	15,835
	First Busey Corp.	31,443	641,752
*	First Cash Financial Services, Inc.	87,362	1,521,846
	First Charter Corp.	86,110	2,110,556
	First Citizens BancShares, Inc.	1,300	243,308
	First Commonwealth Financial Corp.	197,051	2,664,130
	First Community Bancorp	51,400	3,069,608
	First Community Bancshares, Inc.	31,461	1,026,258
	First Defiance Financial Corp.	12,259	338,226
	First Federal Bancshares of Arkansas, Inc.	5,700	131,385
	First Federal Bankshares, Inc.	1,603	36,388
	First Financial Bancorp	120,053	2,030,096
	First Financial Bankshares, Inc.	27,763	1,015,571
	First Financial Corp.	18,387	527,707
	First Financial Holdings, Inc.	33,128	1,070,697
	First Franklin Corp.	300	4,770
	First Indiana Corp.	48,902	1,349,220
*	First Investors Financial Services Group, Inc.	5,300	39,485
	First Keystone Financial, Inc.	2,000	39,100
	First M&F Corp.	4,200	148,449
*	First Mariner Bancorp, Inc.	6,200	115,134
	First Merchants Corp.	51,529	1,327,387
	First Midwest Bancorp, Inc.	1,414	47,553
	First Mutual Bancshares, Inc.	6,535	165,924
	First Niagara Financial Group, Inc.	261,204	3,680,364
	First Oak Brook Bancshares, Inc.	12,250	329,647
	First PacTrust Bancorp, Inc.	8,000	233,520
	First Place Financial Corp.	42,258	1,009,544
	First Republic Bank	73,825	2,679,109
	First South Bancorp, Inc.	6,006	211,411

42

	First State Bancorporation	48,876	1,261,978
	First United Corp.	4,600	99,406
	Firstbank Corp.	7,230	169,658
	FirstBank NW Corp.	5,656	104,579
*	FirstCity Financial Corp.	29,400	345,156
*	FirstFed Financial Corp.	46,400	2,784,464
	Flag Financial Corp.	8,900	155,750
	Flagstar Bancorp, Inc.	162,300	2,507,535
	Flushing Financial Corp.	54,521	903,958
	FMS Financial Corp.	4,800	92,400
#	FNB Corp. NC	3,640	75,421
	FNB Financial Services Corp.	3,181	50,737
	Foothill Independent Bancorp	11,582	306,344
*	FPIC Insurance Group, Inc.	29,046	1,020,676
*	Franklin Bank Corp.	65,457	1,116,696
	Frontier Financial Corp.	79,609	2,565,002
	GAMCO Investors, Inc.	18,200	818,818
	Gateway Financial Holdings, Inc.	25,965	439,587
	GB&T Bancshares, Inc.	14,118	294,360
	Glacier Bancorp, Inc.	89,871	2,834,531
	Gold Banc Corporation, Inc.	88,981	1,627,462
	Great American Financial Resources, Inc.	57,300	1,133,394
	Great Southern Bancorp, Inc.	17,650	497,200
#	Greater Bay Bancorp	141,312	3,801,293
	Greater Community Bancorp	4,717	70,944
	Greene County Bancshares, Inc.	27,322	786,874
#	Greenhill & Co., Inc.	21,200	1,384,360
*	Greenville First Bancshares, Inc.	300	7,182
*	Grubb & Ellis Co.	14,500	166,677
	Guaranty Bancshares, Inc.	2,900	61,625
	Guaranty Federal Bancshares, Inc.	3,600	102,096
	Hancock Holding Co.	90,529	4,042,120
	Hanmi Financial Corp.	136,243	2,445,562
	Harbor Florida Bancshares, Inc.	67,191	2,553,930
	Harleysville Group, Inc.	85,476	2,250,583
	Harleysville National Corp.	74,075	1,640,761
	Heartland Financial USA, Inc.	6,245	134,892
	Heritage Commerce Corp.	33,066	759,526
	Heritage Financial Corp.	8,075	218,025
	HF Financial Corp.	4,730	90,106
	Hilb Rogal Hamilton Co.	100,300	3,876,595
	HMN Financial, Inc.	4,600	148,350
	Home Federal Bancorp	4,761	121,405
	HopFed Bancorp, Inc.	2,100	33,598
	Horace Mann Educators Corp.	120,338	2,244,304
	Horizon Financial Corp.	26,974	654,659
	IBERIABANK Corp.	26,716	1,543,116
	IBT Bancorp, Inc.	2,200	82,874
	Independence Holding Co.	5,350	119,037
	Independent Bank Corp. MA	43,123	1,306,627
	Independent Bank Corp. MI	61,538	1,659,680
	Infinity Property & Casualty Corp.	57,946	2,298,138
	Integra Bank Corp.	48,038	1,037,140
	Interchange Financial Services Corp.	52,954	1,007,715
*	Investment Technology Group, Inc.	110,100	5,007,348

43

*	Investors Capital Holdings, Ltd.	100	270
	Investors Title Co.	1,400	60,516
	Irwin Financial Corp.	79,200	1,587,168
*	ITLA Capital Corp.	14,000	647,920
*	Kennedy-Wilson, Inc.	8,600	131,150
	KNBT Bancorp, Inc.	34,984	553,447
*	Knight Capital Group, Inc.	286,723	3,609,843
* #	LaBranche & Co., Inc.	112,200	1,587,630
*	Ladenburg Thalmann Financial Services, Inc.	25,269	16,678
	Lakeland Bancorp, Inc.	15,717	244,871
	LandAmerica Financial Group, Inc.	49,100	3,274,970
	Leesport Financial Corp.	2,751	68,775
	Lincoln Bancorp	1,200	20,983
	LNB Bancorp, Inc.	2,559	49,389
	Longview Fibre Co.	145,800	2,743,956
	LSB Bancshares, Inc.	5,201	93,618
	LSB Corp.	4,200	73,537
	Macatawa Bank Corp.	23,455	857,280
	MAF Bancorp, Inc.	92,023	3,944,106
	Main Street Banks, Inc.	56,032	1,447,867
*	MarketAxess Holdings, Inc.	4,900	64,435
*	Marlin Business Services, Inc.	32,833	755,159
	MASSBANK Corp.	6,800	224,400
*	Mays (J.W.), Inc.	200	3,652
	MB Financial, Inc.	79,966	2,939,550
	MBT Financial Corp.	44,725	751,380
	MCG Capital Corp.	135,034	2,066,020
*	Meadowbrook Insurance Group, Inc.	80,400	532,248
	Medallion Financial Corp.	48,022	582,987
	Mercantile Bank Corp.	7,544	292,934
*	Mercer Insurance Group, Inc.	1,600	29,760
	Merchants Bancshares, Inc.	9,550	232,447
	Merchants Group, Inc.	1,300	38,740
	Meta Financial Group, Inc.	2,300	48,300
	MetroCorp Bancshares, Inc.	6,800	168,980
	MFB Corp.	1,300	40,066
	MicroFinancial, Inc.	19,600	71,540
	Midland Co.	10,890	366,666
	Mid-State Bancshares	63,103	1,815,473
	Midwest Banc Holdings, Inc.	61,120	1,570,784
	MidWestOne Financial Group, Inc.	196	3,706
	Monroe Bancorp	200	3,132
	Municipal Mortgage & Equity, L.L.C.	106,800	2,895,348
	MutualFirst Financial, Inc.	2,484	53,654
	Nara Bancorp, Inc.	58,811	1,027,428
	National Penn Bancshares, Inc.	130,387	2,727,696
	National Western Life Insurance Co. Class A	1,000	223,060
*	Navigators Group, Inc.	46,484	2,180,100
	NBC Capital Corp.	200	4,902
	NBT Bancorp, Inc.	90,399	2,068,329
	NetBank, Inc.	55,733	415,211
	New Hampshire Thrift Bancshares, Inc.	619	9,347
	NewMil Bancorp, Inc.	5,301	161,415
*	Newtek Business Services, Inc.	86,488	160,003
*	North Bay Bancorp	508	14,986

44

	North Central Bancshares, Inc.	1,700	65,110
	North Valley Bancorp	300	5,280
	Northeast Bancorp	900	20,160
	Northrim BanCorp, Inc.	5,968	138,765
	Northway Financial, Inc.	2,500	93,000
	Northwest Bancorp, Inc.	140,005	3,180,914
	NYMAGIC, Inc.	11,300	284,760
	Oak Hill Financial, Inc.	5,300	166,950
	OceanFirst Financial Corp.	35,480	840,876
*	Ocwen Financial Corp.	176,734	1,735,528
	Ohio Casualty Corp.	134,503	4,117,137
	Ohio Valley Banc Corp.	1,800	45,270
	Old National Bancorp	189,700	4,031,125
	Old Second Bancorp, Inc.	4,333	138,309
	Omega Financial Corp.	16,867	548,515
	PAB Bankshares, Inc.	2,300	47,932
	Pacific Capital Bancorp	120,147	4,292,852
	Pacific Continental Corp.	1,118	19,118
*	Pacific Mercantile Bancorp	28,520	520,490
*	Pacific Premier Bancorp, Inc.	5,000	60,000
	Pamrapo Bancorp, Inc.	6,700	135,314
	Park Bancorp, Inc.	1,200	39,798
	Parkvale Financial Corp.	5,600	156,352
	Partners Trust Financial Group, Inc.	123,389	1,453,522
	PAULA Financial	6,000	11,700
*	Pelican Financial, Inc.	300	1,689
*	Penn Treaty American Corp.	53,900	560,560
	Pennfed Financial Services, Inc.	15,100	280,558
	Penns Woods Bancorp, Inc.	924	35,565
*	Pennsylvania Commerce Bancorp, Inc.	875	27,125
	Peoples Bancorp of North Carolina	700	16,674
	Peoples Bancorp, Inc. IN	400	8,600
	Peoples Bancorp, Inc. OH	28,518	840,140
	PFF Bancorp, Inc.	68,100	2,140,383
	Pinnacle Bancshares, Inc.	35	483
*	Pinnacle Financial Partners, Inc.	22,160	586,354
*	Piper Jaffray Companies, Inc.	52,200	2,593,296
	Placer Sierra Bancshares	1,700	44,676
*	PMA Capital Corp. Class A	89,508	861,067
	Pocahontas Bancorp, Inc.	4,700	60,724
*	Portfolio Recovery Associates, Inc.	44,005	2,152,285
	Potlatch Corp.	75,800	2,762,152
*	Premier Financial Bancorp, Inc.	5,100	78,387
	Presidential Life Corp.	76,892	1,684,704
*	ProAssurance Corp.	78,450	4,023,700
	ProCentury Corp.	11,890	146,485
	Prosperity Bancshares, Inc.	77,925	2,248,915
	Provident Bankshares Corp.	92,193	3,353,059
	Provident Financial Holdings, Inc.	16,125	480,525
	Provident Financial Services, Inc.	190,453	3,542,426
	Provident New York Bancorp	120,547	1,436,920
*	PSB Bancorp, Inc.	4,900	61,985
	Pulaski Financial Corp.	23,800	389,130
	Rainier Pacific Financial Group, Inc.	15,366	239,710
	Renasant Corp.	7,553	260,352

45

	Republic Bancorp, Inc.	205,158	2,488,567
	Republic Bancorp, Inc. Class A	33,386	667,720
*	Republic First Bancorp, Inc.	9,803	138,222
*	Rewards Network, Inc.	73,300	576,871
	Riverview Bancorp, Inc.	8,600	218,440
	RLI Corp.	71,400	3,764,208
	Rome Bancorp, Inc.	12,800	150,400
	Royal Bancshares of Pennsylvania, Inc. Class A	4,506	109,270
*	RTW, Inc.	13,050	132,718
	Rurban Financial Corp.	790	10,096
	S&T Bancorp, Inc.	73,581	2,681,292
	Sanders Morris Harris Group, Inc.	55,739	890,709
	Sandy Spring Bancorp, Inc.	41,350	1,466,684
	SCBT Financial Corp.	200	7,000
*	SCPIE Holdings, Inc.	10,000	227,400
*	Seabright Insurance Holdings	15,000	249,150
	Seacoast Banking Corp. of Florida	47,853	1,289,160
	Security Bank Corp.	3,400	78,302
	Selective Insurance Group, Inc.	74,261	4,026,431
*	Siebert Financial Corp.	22,100	56,399
	Sierra Bancorp	3,870	96,827
	Simmons First National Corp. Class A	38,927	1,108,252
	Sound Federal Bancorp, Inc.	33,284	678,328
*	Southcoast Financial Corp.	3,292	80,983
	Southern Banc Co., Inc.	200	3,210
	Southern Community Financial Corp.	800	7,520
	Southside Bancshares, Inc.	1,399	28,134
	Southwest Bancorp, Inc.	39,276	859,752
*	Standard Management Corp.	7,400	5,772
	State Auto Financial Corp.	116,112	3,782,929
	State Bancorp, Inc.	400	6,348
	Sterling Bancorp	53,643	1,091,099
	Sterling Bancshares, Inc.	122,999	2,191,842
	Sterling Financial Corp.	93,905	2,717,611
	Sterling Financial Corp. (PA)	4,114	84,872
	Stewart Information Services Corp.	47,900	2,248,905
*	Stifel Financial Corp.	31,000	1,188,230
*	Stratus Properties, Inc.	7,642	178,097
	Suffolk Bancorp	24,788	850,476
	Summit Bancshares, Inc.	14,312	261,766
	Summit Bank Corp.	3,820	60,394
*	Sun American Bancorp	600	3,288
*	Sun Bancorp, Inc.	47,966	997,693
	Susquehanna Bancshares, Inc.	125,991	3,037,643
*	SVB Financial Group	67,458	3,439,683
	SWS Group, Inc.	33,418	814,397
	Synergy Financial Group, Inc.	1,800	24,048
	Taylor Capital Group, Inc.	6,557	247,527
	Team Financial, Inc.	2,000	28,250
	Teche Holding Co.	700	28,420
*	Tejon Ranch Co.	14,900	706,260
*	Texas Capital Bancshares, Inc.	11,500	248,170
	Texas Regional Bancshares, Inc. Class A	134,183	4,143,571
	Texas United Bancshares, Inc.	100	1,900
	TF Financial Corp.	2,600	74,100

46

*	The Banc Corp.	55,100	629,242
*	The Bancorp, Inc.	17,850	374,493
*	The Enstar Group, Inc.	411	32,748
*	The Intergroup Corp.	1,960	28,812
	The Phoenix Companies, Inc.	256,500	3,680,775
*	The Washtenaw Group, Inc.	1,500	135
	TIB Financial Corp.	516	15,975
	TierOne Corp.	49,012	1,617,396
	Timberland Bancorp, Inc.	3,800	101,460
	Tompkins County Trustco, Inc.	399	18,621
	Tower Financial Corp.	2,600	42,882
	Tower Group, Inc.	28,100	508,329
*	Tradestation Group, Inc.	121,587	1,930,802
* #	Trammell Crow Co.	97,200	3,157,056
* #	Trenwick Group, Ltd.	11,975	15
*	Triad Guaranty, Inc.	38,314	1,739,072
	Trico Bancshares	40,200	1,040,376
	TrustCo Bank Corp. NY	209,404	2,632,208
	UICI	113,600	4,167,984
	UMB Financial Corp.	60,165	4,069,561
	Umpqua Holdings Corp.	120,836	3,254,113
*	Unico American Corp.	12,300	117,465
	Union Bankshares Corp.	5,270	237,730
	Union Community Bancorp	3,300	88,638
*	United America Indemnity, Ltd.	23,343	531,053
	United Bankshares, Inc.	104,600	3,919,362
*	United Capital Corp.	4,700	126,759
	United Community Banks, Inc.	111,412	3,047,118
	United Community Financial Corp.	86,872	1,063,313
	United Financial Corp.	825	18,257
	United Fire & Casualty Co.	66,042	2,363,643
*	United PanAm Financial Corp.	27,352	735,769
	United Security Bancshares	3,700	147,926
	Unity Bancorp, Inc.	5,919	89,377
*	Universal American Financial Corp.	153,452	2,324,798
	Univest Corporation of Pennsylvania	2,427	59,389
	Unizan Financial Corp.	32,197	878,978
	USB Holding Co., Inc.	36,305	797,279
	Vail Banks, Inc.	1,300	20,150
*	Valley Bancorp	200	7,749
*	Vesta Insurance Group, Inc.	90,700	81,630
#	Vineyard National Bancorp Co.	11,400	342,000
*	Virginia Commerce Bancorp, Inc.	35,240	1,279,212
	Virginia Financial Group, Inc.	123	4,920
	Washington Banking Co.	7,540	141,300
	Washington Savings Bank, FSB	2,300	19,320
	Washington Trust Bancorp, Inc.	37,463	1,017,870
	Wayne Savings Bancshares, Inc.	1,800	27,018
	Wesbanco, Inc.	60,361	1,916,462
	West Bancorporation	45,668	849,425
	West Coast Bancorp	41,129	1,110,072
	Westamerica Bancorporation	13	705
	Westbank Corp.	7,340	114,357
*	Western Sierra Bancorp	4,275	183,953
	Westfield Financial, Inc.	200	4,952

47

	Westwood Holdings Group, Inc.	6,679	130,240
	Willow Grove Bancorp, Inc.	40,163	681,968
	Wilshire Bancorp, Inc.	78,850	1,517,862
*	Wilshire Enterprises, Inc.	7,307	61,087
	Wintrust Financial Corp.	67,019	3,530,561
*	World Acceptance Corp.	51,209	1,320,168
	WVS Financial Corp.	100	1,660
	Yardville National Bancorp	22,800	819,660
	Zenith National Insurance Corp.	27,000	1,390,500
Total Financials			422,785,675

Energy — (4.9%)
*	Abraxas Petroleum Corp.	122,000	694,180
	Adams Resources & Energy, Inc.	4,600	120,934
*	Allis-Chalmers Energy, Inc.	48,100	788,840
* #	American Oil & Gas, Inc.	93,100	372,400
*	Arena Resources, Inc.	37,900	1,106,680
* #	AstroPower, Inc.	5,058	0
*	Atlas America, Inc.	37,369	2,503,349
* #	ATP Oil & Gas Corp.	81,900	3,050,775
*	Atwood Oceanics, Inc.	41,500	3,742,470
	Barnwell Industries, Inc.	6,100	139,690
	Berry Petroleum Corp. Class A	59,200	3,998,960
*	Bolt Technology Corp.	15,200	184,224
* #	BPZ Energy, Inc.	544	1,964
*	Brigham Exploration Co.	126,713	1,085,930
*	Bristow Group, Inc.	61,000	1,821,460
*	Callon Petroleum Co.	53,962	954,048
	CARBO Ceramics, Inc.	67,450	3,692,887
*	Carrizo Oil & Gas, Inc.	67,896	1,581,298
	Castle Energy Corp.	18,900	424,305
	Cimarex Energy Co.	369	15,742
	CKX Lands, Inc.	1,900	19,000
*	Clayton Williams Energy, Inc.	30,276	1,316,098
*	Comstock Resources, Inc.	118,300	3,324,230
*	Contango Oil & Gas Co.	41,200	473,388
*	Dawson Geophysical Co.	21,000	560,070
* #	Delta Petroleum Corp.	133,918	2,612,740
*	Dril-Quip, Inc.	53,800	2,733,040
* #	Dune Energy, Inc.	20,000	65,800
*	Edge Petroleum Corp.	48,213	1,347,071
*	Encore Acquisition Co.	43,100	1,320,584
*	Endeavour International Corp.	208,700	642,796
*	Energy Partners, Ltd.	106,300	2,443,837
* #	FX Energy, Inc.	87,454	483,621
*	Gasco Energy, Inc.	236,495	1,350,386
* #	Giant Industries, Inc.	40,500	2,357,100
*	Goodrich Petroleum Corp.	69,400	1,678,092
* #	Grey Wolf, Inc.	539,300	3,742,742
* #	GSV, Inc.	1,800	261
	Gulf Island Fabrication, Inc.	34,377	781,389
*	Gulfmark Offshore, Inc.	56,914	1,560,582
*	Hanover Compressor Co.	272,100	4,157,688
*	Harvest Natural Resources, Inc.	103,700	934,337
* #	Horizon Offshore, Inc.	47,483	43,210

48

* #	Hornbeck Offshore Services, Inc.	75,900	2,440,944
* #	Houston Exploration Co.	22,797	1,318,578
*	Hydril Co.	51,444	3,464,239
*	Infinity, Inc.	37,811	325,175
* #	Input/Output, Inc.	223,100	1,686,636
*	KCS Energy, Inc.	140,800	3,322,880
*	Key Energy Group, Inc.	203,100	3,036,345
* #	KFX, Inc.	189,100	3,948,408
*	Lone Star Technologies, Inc.	79,000	3,926,300
	Lufkin Industries, Inc.	32,100	1,661,496
	Maritrans, Inc.	31,210	710,340
	MarkWest Hydrocarbon, Inc.	24,385	557,929
*	Matrix Service Co.	63,294	700,665
*	Maverick Tube Corp.	112,300	5,225,319
* #	McMoran Exploration Co.	69,064	1,221,742
*	Meridian Resource Corp.	237,600	1,007,424
*	Mexco Energy Corp.	300	2,850
*	Miller Petroleum, Inc.	569	660
*	Mitcham Industries, Inc.	25,000	418,750
*	NATCO Group, Inc. Class A	47,300	1,172,094
* #	Natural Gas Services Group	24,289	479,708
*	Newpark Resources, Inc.	247,300	1,844,858
*	NS Group, Inc.	63,000	2,569,770
*	Oceaneering International, Inc.	72,100	3,975,594
*	Oil States International, Inc.	125,931	4,348,397
*	OMNI Energy Services Corp.	41,800	173,470
	Panhandle Royalty Co.	1,200	23,064
*	Parallel Petroleum Corp.	97,000	1,649,970
*	Parker Drilling Co.	273,900	2,533,575
	Penn Virginia Corp.	52,100	3,222,385
*	Petrohawk Energy Corp.	205,926	2,600,845
*	Petroleum Development Corp.	41,733	1,794,936
*	Pioneer Drilling Co.	1,500	21,585
*	Remington Oil & Gas Corp.	77,600	3,251,440
*	Rentech, Inc.	317,900	1,236,631
	Resource America, Inc.	52,253	857,994
*	Royale Energy, Inc.	6,531	39,970
	RPC, Inc.	161,100	3,413,709
*	SEACOR Holdings, Inc.	59,607	4,349,523
	St. Mary Land & Exploration Co.	101,400	3,892,746
*	Stone Energy Corp.	72,763	3,012,388
*	Swift Energy Corp.	77,500	3,003,900
* #	Syntroleum Corp.	148,826	1,312,645
*	T-3 Energy Services, Inc.	1,250	17,737
*	Tengasco, Inc.	217	165
* #	Teton Energy Corp.	29,700	207,306
*	TETRA Technologies, Inc.	97,200	3,654,720
*	TGC Industries, Inc.	38,300	335,125
*	Torch Offshore, Inc.	30	1
* #	Toreador Resources Corp.	8,100	242,757
* #	Transmeridian Exploration, Inc.	260,700	1,472,955
*	TransMontaigne, Inc.	131,200	989,248
* #	Tri-Valley Corp.	60,900	501,816
*	U.S. Energy Corp. Wyoming	11,100	60,384
*	Universal Compression Holdings, Inc.	83,949	3,672,769

49

	USEC, Inc.	217,331	2,703,598
*	VAALCO Energy, Inc.	159,300	1,043,415
*	Veritas DGC, Inc.	97,100	4,090,823
*	Warren Resources, Inc.	122,800	1,796,564
*	Westmoreland Coal Co.	22,500	547,200
*	W-H Energy Services, Inc.	79,900	3,156,050
*	Whiting Petroleum Corp.	94,160	3,822,896
	World Fuel Services Corp.	76,600	2,320,980
Total Energy			176,622,584

Materials — (4.5%)
*	AEP Industries, Inc.	24,410	657,117
*	AK Steel Holding Corp.	318,400	3,534,240
	Albemarle Corp.	72,581	3,081,063
*	Aleris International, Inc.	90,284	3,866,864
	AMCOL International Corp.	86,300	2,382,743
*	American Pacific Corp.	7,000	40,110
#	American Vanguard Corp.	36,942	1,060,605
	Arch Chemicals, Inc.	68,622	1,936,513
	Atlantis Plastics, Inc.	4,300	38,270
*	Badger Paper Mills, Inc.	1,000	140
	Bairnco Corp.	7,100	68,515
	Balchem Corp.	29,125	625,314
*	Brush Engineered Materials, Inc.	53,600	933,176
*	Buckeye Technologies, Inc.	97,883	862,349
	Calgon Carbon Corp.	111,000	863,580
*	Canyon Resources Corp.	61,900	50,758
*	Caraustar Industries, Inc.	75,366	766,472
	Carpenter Technology Corp.	62,600	5,232,734
	Castle (A.M.) & Co.	43,837	1,241,464
*	Century Aluminum Co.	90,090	3,206,303
*	CFC International, Inc.	3,750	61,988
*	Chaparral Steel Co.	57,200	2,620,332
#	Chemtura Corp.	681	7,545
	Chesapeake Corp.	51,602	680,630
* #	Coeur d’Alene Mines Corp.	699,600	3,875,784
	Commercial Metals Co.	11,500	520,835
	Compass Minerals International, Inc.	88,800	2,215,560
*	Constar International, Inc.	35,202	124,932
*	Continental Materials Corp.	300	8,400
*	Core Molding Technologies, Inc.	23,400	186,264
	CPAC, Inc.	6,620	26,877
	Deltic Timber Corp.	34,471	1,801,454
*	Detrex Corp.	500	3,100
*	Devcon International Corp.	3,500	30,660
	Eagle Materials, Inc. Class B	62,400	3,350,256
#	Empire Resources, Inc.	27,000	572,940
*	Environmental Technologies Corp.	3,700	0
	Ferro Corp.	117,300	2,355,384
#	Flamemaster Corp.	189	888
	Friedman Industries, Inc.	12,158	92,887
	Georgia Gulf Corp.	95,500	2,740,850
	Gibraltar Industries, Inc.	81,804	2,086,820
	Glatfelter (P.H.) Co.	115,000	1,890,600
*	Graphic Packaging Corp.	337,500	877,500

50

	Greif, Inc. Class A	32,300	1,870,493
	H.B. Fuller Co.	81,509	3,309,265
	Hawkins, Inc.	15,600	217,620
* #	Headwaters, Inc.	112,800	4,187,136
*	Hecla Mining Co.	332,000	1,653,360
*	Hercules, Inc.	238,300	2,823,855
*	ICO, Inc.	13,920	57,490
*	Impreso, Inc.	5,200	8,944
*	Keystone Consolidated Industries, Inc.	2,100	55
	Kronos Worldwide, Inc.	688	20,021
*	Landec Corp.	69,590	504,528
*	Lesco, Inc.	24,500	398,123
* #	Liquidmetal Technologies, Inc.	68,495	100,003
	MacDermid, Inc.	85,600	2,518,352
*	Material Sciences Corp.	38,300	498,283
*	Maxxam, Inc.	9,742	314,180
	Metal Management, Inc.	70,500	1,988,805
#	Minerals Technologies, Inc.	54,000	2,890,620
* #	Mines Management, Inc.	34,700	265,108
*	Mod-Pac Corp.	7,727	85,306
	Myers Industries, Inc.	97,319	1,557,104
* #	Nanophase Technologies Corp.	46,498	328,741
	Nevada Chemicals, Inc.	2,600	20,800
*	NewMarket Corp.	47,800	1,647,666
	Niagara Corp.	8,000	140,000
#	NL Industries, Inc.	135,176	1,782,971
	NN, Inc.	44,275	546,354
*	Northern Technologies International Corp.	4,000	30,160
*	Northwest Pipe Co.	9,000	238,230
	Olin Corp.	200,852	4,219,901
	Olympic Steel, Inc.	26,500	698,540
*	OM Group, Inc.	71,500	1,516,515
*	Omnova Solutions, Inc.	115,500	701,085
*	Oregon Steel Mills, Inc.	99,800	3,780,424
	Packaging Dynamics Corp.	4,020	55,757
	Penford Corp.	7,500	119,063
*	Pioneer Companies, Inc.	32,300	972,876
*	PolyOne Corp.	257,400	2,247,102
	Pope & Talbot, Inc.	43,400	328,538
	Quaker Chemical Corp.	27,020	540,130
	Quanex Corp.	66,050	4,099,724
	Reliance Steel & Aluminum Co.	63,257	5,211,744
	Roanoke Electric Steel Corp.	10,129	283,106
	Rock of Ages Corp.	4,400	22,440
	Rock-Tenn Co. Class A	94,800	1,243,776
	Rotonics Manufacturing, Inc.	5,300	16,960
#	Royal Gold, Inc.	65,135	2,047,193
*	RTI International Metals, Inc.	64,500	2,712,225
	Ryerson Tull, Inc.	71,600	1,807,184
	Schnitzer Steel Industries, Inc. Class A	62,951	1,957,776
	Schulman (A.), Inc.	80,055	1,875,689
	Schweitzer-Maudoit International, Inc.	42,000	1,079,400
*	Senomyx, Inc.	68,898	1,120,281
	Sensient Technologies Corp.	131,200	2,351,104
	Silgan Holdings, Inc.	104,126	4,104,647

51

	Spartech Corp.	89,700	2,170,740
	Steel Dynamics, Inc.	112,758	5,186,868
	Steel Technologies, Inc.	34,450	950,476
	Stepan Co.	10,000	267,100
*	Stillwater Mining Co.	254,500	3,311,045
	Summa Industries, Inc.	5,310	41,153
*	Symyx Technologies, Inc.	92,600	2,685,400
*	Synalloy Corp.	6,000	78,000
*	Terra Industries, Inc.	243,200	1,724,288
#	Texas Industries, Inc.	63,200	3,833,712
* #	Titanium Metals Corp.	136,900	5,615,638
*	U.S. Aggregates, Inc.	1,600	4
*	U.S. Concrete, Inc.	103,200	1,293,096
*	UFP Technologies, Inc.	3,700	10,806
*	United States Lime & Minerals, Inc.	8,796	227,271
*	Universal Stainless & Alloy Products, Inc.	8,905	173,113
	Vulcan International Corp.	700	37,975
	Wausau-Mosinee Paper Corp.	138,136	1,795,768
*	Webco Industries, Inc.	600	44,550
	Wellman, Inc.	69,200	434,576
*	Williams Industries, Inc.	1,200	2,484
	Worthington Industries, Inc.	94,429	1,850,808
* #	Zoltek Companies, Inc.	55,800	963,108
Total Materials			164,395,548

Consumer Staples — (2.9%)
*	Advanced Nutraceuticals, Inc.	700	2,282
	Alico, Inc.	6,800	307,564
	Alliance One International, Inc.	220,216	979,961
#	American Italian Pasta Co.	45,800	199,230
	Andersons, Inc.	10,800	607,500
*	Atlantic Premium Brands, Ltd.	2,000	1,720
*	Boston Beer Co., Inc. Class A	26,600	711,018
*	Bridgford Foods Corp.	10,100	65,650
*	Cagle’s, Inc. Class A	2,000	13,340
	Calavo Growers, Inc.	25,243	249,653
	Cal-Maine Foods, Inc.	58,700	375,680
*	Carrington Laboratories, Inc.	20,799	94,594
	Casey’s General Stores, Inc.	140,910	3,696,069
	CCA Industries, Inc.	17,666	191,323
* #	Central European Distribution Corp.	66,427	2,783,956
*	Central Garden & Pet Co.	54,800	2,978,928
*	Chattem, Inc.	52,000	2,027,480
	Chiquita Brands International, Inc.	113,596	1,956,123
	Coca-Cola Bottling Co. Consolidated	5,900	266,857
	Corn Products International, Inc.	28,600	771,056
*	Cruzan International, Inc.	5,520	156,216
*	Cuisine Solutions, Inc.	37,600	375,624
*	Darling International, Inc.	180,400	790,152
	Delta & Pine Land Co.	100,600	2,546,186
*	Elizabeth Arden, Inc.	76,300	1,861,720
	Farmer Brothers Co.	22,400	487,200
*	Female Health Co.	9,000	14,850
#	Flowers Foods, Inc.	163,437	4,494,517
*	Foodarama Supermarkets, Inc.	1,100	57,750

52

*	Fresh Brands, Inc.	5,000	35,250
*	Galaxy Nutritional Foods, Inc.	11,100	11,655
* #	Gardenburger, Inc.	4,000	60
*	Genesee Corp. Class B	200	322
*	Glacier Water Services, Inc.	3,500	87,500
	Golden Enterprises, Inc.	11,430	34,301
* #	Great Atlantic & Pacific Tea Co., Inc.	114,900	3,706,674
*	Green Mountain Coffee, Inc.	20,101	824,342
*	Griffin Land & Nurseries, Inc. Class A	2,200	69,850
*	Hain Celestial Group, Inc.	104,195	2,431,911
*	Hines Horticulture, Inc.	21,300	79,023
*	IGI, Inc.	2,100	3,360
	Imperial Sugar Co. (New)	25,720	673,864
*	Imperial Sugar Co. (Old)	14,551	0
	Ingles Market, Inc. Class A	33,859	559,012
*	Integrated Biopharma, Inc.	34,400	206,400
	Inter Parfums, Inc.	56,636	991,130
* #	Interstate Bakeries Corp.	81,300	581,295
	J & J Snack Foods Corp.	51,320	1,742,314
*	Katy Industries, Inc.	10,099	36,154
	Lancaster Colony Corp.	95,085	3,816,712
	Lance, Inc.	83,500	1,815,290
* #	Lifeway Foods, Inc.	4,100	47,314
	Longs Drug Stores Corp.	95,000	3,645,150
#	Mannatech, Inc.	13,100	175,409
#	Marsh Supermarkets, Inc. Class A	1,600	13,930
#	Marsh Supermarkets, Inc. Class B	4,400	34,408
*	Maui Land & Pineapple Co., Inc.	14,200	537,896
* #	Medifast, Inc.	35,800	250,242
	MGP Ingredients, Inc.	44,955	599,250
*	Monterey Pasta Co.	31,100	121,601
	Nash Finch Co.	33,440	1,036,640
	National Beverage Corp.	54,300	469,152
*	Natrol, Inc.	11,900	26,180
*	Natural Alternatives International, Inc.	5,300	45,156
* #	Natural Health Trends Corp.	10,874	98,301
	Nature’s Sunshine Products, Inc.	40,784	692,104
* #	NBTY, Inc.	150,700	3,300,330
	Nu Skin Enterprises, Inc. Class A	121,200	2,191,296
	Oil-Dri Corp. of America	4,100	76,916
*	Omega Protein Corp.	62,000	389,980
*	Parlux Fragrances, Inc.	24,123	834,415
*	Pathmark Stores, Inc.	144,379	1,452,453
*	Peet’s Coffee & Tea, Inc.	39,257	1,175,355
* #	Performance Food Group Co.	123,587	3,629,750
*	Pizza Inn, Inc.	9,700	26,966
*	Playtex Products, Inc.	189,100	1,985,550
*	PriceSmart, Inc.	71,868	574,944
*	Pyramid Breweries, Inc.	6,500	15,730
	Ralcorp Holdings, Inc.	77,600	2,996,912
*	Redhook Ale Brewery, Inc.	12,400	43,226
	Reliv International, Inc.	41,822	551,214
* #	Revlon, Inc.	916,200	3,096,756
	Rocky Mountain Chocolate Factory, Inc.	8,221	126,521
	Ruddick Corp.	124,900	3,020,082

53

*	San Filippo (John B.) & Son, Inc.	19,393	283,138
	Sanderson Farms, Inc.	53,400	1,245,288
*	Scheid Vineyards, Inc.	2,200	13,750
*	Schiff Nutrition International, Inc.	10,200	54,162
	Seaboard Corp.	1,400	2,091,600
*	Seneca Foods Corp. Class A	200	3,930
*	Seneca Foods Corp. Class B	1,300	25,740
*	Smart & Final Food, Inc.	86,100	1,300,110
	Spartan Stores, Inc.	56,175	662,303
*	Spectrum Brands, Inc.	81,100	1,546,577
* #	Star Scientific, Inc.	190,495	508,622
	Stephan Co.	3,400	11,798
	Tasty Baking Co.	20,500	146,780
	The Topps Co., Inc.	105,448	852,020
*	Tofutti Brands, Inc.	9,185	27,279
*	United Natural Foods, Inc.	116,013	3,858,592
	United-Guardian, Inc.	6,700	72,695
	Universal Corp.	72,000	2,928,240
* #	USANA Health Services, Inc.	50,860	2,194,609
	Vector Group, Ltd.	139,470	2,595,537
*	Vermont Pure Holdings, Ltd.	16,800	29,904
	WD-40 Co.	46,789	1,428,468
	Weis Markets, Inc.	75,607	3,376,609
*	Wild Oats Markets, Inc.	78,369	1,406,724
* #	Winn-Dixie Stores, Inc.	323,000	117,895
Total Consumer Staples			106,834,117

Utilities — (2.1%)
	ALLETE, Inc.	87,200	4,069,624
	American States Water Co.	47,050	1,622,755
*	Aquila, Inc.	1,045,500	4,077,450
	Artesian Resources Corp. Class A	3,415	101,104
	Avista Corp.	136,000	2,665,600
	BIW, Ltd.	800	14,872
	Black Hills Corp.	88,759	3,068,399
	California Water Service Group	51,500	2,253,640
*	Calpine Corp.	1,630	367
	Cascade Natural Gas Corp.	31,900	625,240
	Central Vermont Public Service Corp.	34,400	736,504
	CH Energy Group, Inc.	44,100	2,165,310
	Chesapeake Utilities Corp.	15,100	455,567
#	Cleco Corp.	139,900	3,146,351
	Connecticut Water Services, Inc.	14,487	367,390
	Delta Natural Gas Co., Inc.	7,120	184,337
#	Duquesne Light Holdings, Inc.	218,300	3,787,505
*	Dynegy, Inc.	12,300	66,543
*	El Paso Electric Co.	134,400	2,748,480
#	Empire District Electric Co.	72,900	1,612,548
	Energy West, Inc.	3,800	35,682
	EnergySouth, Inc.	20,503	612,425
*	Environmental Power Corp.	26,400	240,240
	Florida Public Utilities Co.	5,849	83,056
	Green Mountain Power Corp.	14,100	397,620
	IDACORP, Inc.	118,500	3,903,390
	Laclede Group, Inc.	59,600	2,007,924

54

	Maine & Maritimes Corp.	1,600	27,840
	MGE Energy, Inc.	57,227	1,918,249
	Middlesex Water Co.	9,600	185,280
	New Jersey Resources Corp.	77,200	3,474,000
	Northwest Natural Gas Co.	77,100	2,639,904
	NorthWestern Corp.	58,599	1,900,366
	Otter Tail Corp.	82,160	2,559,284
	Peoples Energy Corp.	39,000	1,431,690
	Piedmont Natural Gas Co.	3,000	74,160
	PNM Resources, Inc.	92,939	2,300,240
	RGC Resources, Inc.	3,464	84,937
	SEMCO Energy, Inc.	87,600	490,560
*	Sierra Pacific Resources	183,500	2,613,040
	SJW Corp.	8,700	446,658
	South Jersey Industries, Inc.	79,728	2,280,221
*	Southern Union Co.	1	18
	Southwest Gas Corp.	109,500	3,122,940
	Southwest Water Co.	58,017	1,048,367
	UIL Holdings Corp.	41,200	2,111,500
	Unisource Energy Corp.	97,280	2,958,285
	Unitil Corp.	5,800	147,900
	WGL Holdings, Inc.	54,600	1,681,680
Total Utilities			74,547,042

Telecommunication Services — (1.1%)
*	@Road, Inc.	172,100	888,036
	Alaska Communications Systems Group, Inc.	118,711	1,316,505
*	Boston Communications Group, Inc.	44,700	75,096
* #	Broadwing Corp.	206,424	1,849,559
	Centennial Communications Corp.	292,382	2,219,179
*	Cincinnati Bell, Inc.	668,000	2,732,120
*	Cogent Communications Group, Inc.	105,535	754,575
	Commonwealth Telephone Enterprises, Inc.	59,100	1,907,748
*	Covista Communications, Inc.	2,900	3,553
	CT Communications, Inc.	52,060	689,274
	D&E Communications, Inc.	38,574	391,526
*	Dobson Communications Corp.	419,676	3,038,454
	FairPoint Communications, Inc.	6,500	91,455
*	General Communications, Inc. Class A	143,981	1,619,786
*	GoAmerica, Inc.	56	225
	Hector Communications Corp.	4,000	110,600
	Hickory Tech Corp.	15,500	123,690
*	IDT Corp.	44,778	529,724
* #	IDT Corp. Class B	202,800	2,411,292
*	LCC International, Inc. Class A	50,241	150,723
*	Lynch Interactive Corp.	28	59,220
* #	Metro One Telecommunications, Inc.	23,950	14,133
* #	Network Plus Corp.	14,500	16
	North Pittsburgh Systems, Inc.	42,006	854,402
*	Pac-West Telecomm, Inc.	21,200	20,140
*	Premiere Global Services, Inc.	193,537	1,588,939
*	Price Communications Corp.	147,170	2,465,098
* #	Primus Telecommunications Group, Inc.	147,357	128,201
*	Rural Cellular Corp. Class A	38,993	563,449
*	SBA Communications Corp.	223,013	5,015,562

55

*	Shared Technologies Cellular, Inc.	10,100	10
	Shenandoah Telecommunications Co.	200	8,714
*	SunCom Wireless Holdings, Inc.	182,300	309,910
	SureWest Communications	40,812	1,031,727
*	TALK America Holdings, Inc.	83,109	708,920
*	Time Warner Telecom, Inc.	144,187	1,821,082
*	UbiquiTel, Inc.	263,367	2,573,096
*	US LEC Corp.	79,720	169,006
	USA Mobility, Inc.	41,100	1,184,502
	Warwick Valley Telephone Co.	300	6,645
*	Wireless Facilities, Inc.	188,204	846,918
*	WQN, Inc.	1,500	2,490
*	Xeta Corp.	12,900	25,413
Total Telecommunication Services			40,300,713

Other — (0.0%)
* (R)	Big 4 Ranch, Inc.	3,200	0
*	Breed Technologies, Inc.	36,800	442
*	Bush Industries, Inc. Escrow Shares	700	16
*	Celebrity, Inc. Escrow Shares	1,300	0
*	Cygnus, Inc. Escrow Share	100	0
*	DLB Oil & Gas, Inc.	1,300	0
*	ePresence, Inc. Escrow Shares	25,100	3,263
* #	EquiMed, Inc. Nevis	2,250	0
*	Hoenig Group Escrow Shares	7,900	0
*	iGo Escrow Share	4,100	0
* (R)	Noel Group, Inc.	8,000	86
*	PDS Gaming Corp. Escrow Shares	1,100	1,650
*	Petrocorp, Inc. Escrow Shares	6,900	414
*	Starbiz Restrictive Shares	2	0
*	StorageNetworks, Inc. Escrow Shares	60,800	1,648
*	Swisher International, Inc.	700	4,760
Total Other			12,279

TOTAL COMMON STOCKS			3,188,072,025

RIGHTS/WARRANTS — (0.0%)
*	American Banknote Corp. Warrants Series 1 10/01/07	30	0
* (R)	American Banknote Corp. Warrants Series 2 10/01/07	30	0
* #	Angeion Corp. Warrants 10/31/07	215	0
*	CSF Holding, Inc. Litigation Rights	3,250	0
* (R)	Del Global Technologies Corp. Warrants 03/28/08	971	2,039
*	Imperial Credit Industries, Inc. Warrants 01/31/08	22	0
*	Optical Cable Corp. Warrants 10/24/07	2,823	0
* #	RCN Corp. Warrants 12/21/06	60	0
* #	Revlon, Inc. Rights 03/17/06	916,200	54,972
*	Tengasco, Inc. Warrants 09/12/08	683	0
*	Trump Entertainment Resorts, Inc. Warrants 05/23/06	2,635	9,223

TOTAL RIGHTS/WARRANTS			66,234

56

		Face Amount
		(000)

BONDS — (0.0%)
* (R)	Del Global Technologies Corp. Subordinated Promissory Note
	6.000%, 03/28/07	$2	0

TEMPORARY CASH INVESTMENTS — (11.9%)
	Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $327,955,000 U.S. Treasury Note 4.625%, 02/29/08, valued at $327,289,246) to be repurchased at $320,911,203	320,871	320,870,738

	Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collaterlized by $100,900,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $100,314,388) to be repurchased at $98,357,690	98,345	98,345,342

	Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $12,528,000 FHLMC Notes 4.00%, 09/22/09, valued at $12,355,740) to be repurchased at $12,174,488	12,173	12,173,000
TOTAL TEMPORARY CASH INVESTMENTS			431,389,080

TOTAL INVESTMENTS - (100.0%)
(Cost $3,047,859,500)##			$3,619,527,339

57

THE U.S. MICRO CAP SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (90.7%)
Information Technology — (21.3%)
*	24/7 Real Media, Inc.	4,040	$35,673
* #	8X8, Inc.	84,000	141,120
*	Acacia Research-Acacia Technologies	85,983	713,659
* #	Access Integrated Technologies, Inc.	131,300	1,495,507
* #	ACE*COMM Corp.	78,700	234,526
*	Actel Corp.	217,296	3,170,349
*	ActivCard Corp.	297,378	1,088,403
*	Actuate Corp.	532,935	2,067,788
*	Adaptec, Inc.	941,038	5,890,898
*	ADDvantage Technologies Group, Inc.	2,300	12,903
*	ADE Corp.	119,445	3,951,241
*	Adept Technology, Inc.	6,000	49,080
*	Advanced Digital Information Corp.	540,889	4,684,099
*	Advanced Energy Industries, Inc.	225,617	3,230,835
* #	Advanced Photonix, Inc.	68,300	196,704
*	Advanced Power Technology, Inc.	73,800	1,122,498
*	Advent Software, Inc.	220	6,116
*	Aehr Test Systems	58,000	217,500
*	Aeroflex, Inc.	177,958	2,313,454
*	Aetrium, Inc.	87,300	468,801
*	Agile Software Corp.	481,142	3,339,125
	Agilysys, Inc.	233,195	3,332,357
*	Airspan Networks, Inc.	348,411	2,142,728
	Allen Organ Co. Class B	4,700	274,950
*	Alliance Semiconductor Corp.	274,070	715,323
*	Allied Motion Technologies, Inc.	34,580	153,189
*	Altiris, Inc.	249,984	4,952,183
	American Software, Inc. Class A	277,700	1,888,360
*	American Technical Ceramics Corp.	68,100	942,504
*	Amistar Corp.	27,800	124,405
*	Ampex Corp. Class A	7,565	153,948
*	Amtech Systems, Inc.	23,599	206,645
* #	Anadigics, Inc.	301,510	1,902,528
*	Analex Corp.	63,600	169,176
*	Analysts International Corp.	190,092	515,149
*	Analytical Surveys, Inc.	5,670	8,448
*	Anaren, Inc.	145,846	2,505,634
*	Ansoft Corp.	114,500	4,484,965
*	Answerthink, Inc.	385,844	2,361,365
*	APA Enterprises, Inc.	41,400	51,750
*	Apogee Technology, Inc.	4,500	3,915
*	Applied Films Corp.	116,501	2,237,984
*	Applied Innovation, Inc.	142,200	581,598

1

*	Applix, Inc.	121,600	786,752
* #	Ardent Communications, Inc.	20,000	16
*	Ariba, Inc.	638,460	6,512,292
*	Arris Group, Inc.	27,775	352,465
*	Art Technology Group, Inc.	661,318	1,937,662
* #	Artisoft, Inc.	23,716	21,819
*	Aspen Technology, Inc.	386,012	4,624,424
*	Astea International, Inc.	21,160	406,907
	Astro-Med, Inc.	54,422	544,220
*	Asyst Technologies, Inc.	423,794	4,136,229
*	Atari, Inc.	872,971	746,390
*	Atheros Communications	158,977	3,271,747
*	Authentidate Holding Corp.	247,600	626,428
*	Autobytel, Inc.	258,326	1,206,382
* #	Avanex Corp.	419,889	596,242
*	Avici Systems, Inc.	110,715	399,681
*	Aware, Inc.	185,640	1,000,600
*	Axcelis Technologies, Inc.	99,374	686,674
*	Axesstel, Inc.	159,000	221,010
*	AXS-One, Inc.	207,600	529,380
*	AXT, Inc.	167,012	486,005
* #	Bankrate, Inc.	137,603	4,974,348
	Bel Fuse, Inc. Class A	42,550	1,208,420
	Bel Fuse, Inc. Class B	93,150	3,084,197
*	Bell Industries, Inc.	88,500	221,250
*	Bell Microproducts, Inc.	228,950	1,375,990
*	Bitstream, Inc.	81,600	656,880
	Black Box Corp.	133,230	6,365,729
*	Blackboard, Inc.	180,724	5,206,658
*	Blonder Tongue Laboratories, Inc.	76,300	167,860
*	Blue Coat Systems, Inc.	113,665	2,413,108
	Bogen Communications International, Inc.	64,200	393,225
*	Bookham, Inc.	482,642	3,368,841
*	Borland Software Corp.	274,688	1,458,593
*	Bottomline Technologies, Inc.	200,088	2,455,080
* #	BroadVision, Inc.	226,173	122,133
*	BSQUARE Corp.	83,125	274,313
*	Cabot Microelectronics Corp.	213,801	7,294,890
*	CalAmp Corp.	200,084	2,010,844
*	California Micro Devices Corp.	194,900	1,186,941
*	Callidus Software, Inc.	125,200	500,800
*	CallWave, Inc.	171,041	774,816
	CAM Commerce Solutions, Inc.	30,173	665,315
*	Captaris, Inc.	221,800	871,674
*	Carreker Corp.	200,274	1,185,622
*	Carrier Access Corp.	234,130	1,194,063
	Cass Information Systems, Inc.	375	12,469
*	Catalyst Semiconductor, Inc.	143,742	725,897
*	Catapult Communications Corp.	120,658	1,678,353
*	C-COR, Inc.	364,456	2,587,638
	Celeritek, Inc.	66,157	8,600
*	CellStar Corp.	1,652	5,369
*	Centillium Communications, Inc.	351,310	1,039,878
* #	Cenuco, Inc.	117,200	391,448
*	CEVA, Inc.	164,618	992,647

2

*	CGI Holding Corp.	21,600	40,392
*	Cherokee International Corp.	61,709	316,567
*	Chordiant Software, Inc.	694,745	2,299,606
*	Ciber, Inc.	487,964	2,825,312
*	Ciprico, Inc.	49,200	289,296
*	Cirrus Logic, Inc.	760,259	5,770,366
*	Clarus Corp.	138,650	989,961
*	ClearOne Communications, Inc.	32,300	92,055
*	Cognitronics Corp.	82,975	249,755
	Cohu, Inc.	194,879	4,115,844
*	Comarco, Inc.	63,800	762,410
* #	Commerce One, Inc.	4,800	0
	Communications Systems, Inc.	118,400	1,414,880
*	Computer Horizons Corp.	298,100	1,386,165
*	Computer Task Group, Inc.	176,900	714,676
*	Comtech Telecommunications Corp.	118,047	3,698,413
*	Concur Technologies, Inc.	294,602	4,466,166
*	Concurrent Computer Corp.	453,900	1,189,218
* #	Convera Corp.	413,672	4,053,986
*	Corillian Corp.	318,441	1,229,182
*	Cosine Communications, Inc.	64,479	148,946
*	Covansys Corp.	330,147	4,945,602
* #	C-Phone Corp.	23,600	189
* #	Cray, Inc.	549,513	1,077,045
*	Critical Path, Inc.	1,910	611
*	Crossroads Systems, Inc.	110,627	96,245
*	CSP, Inc.	78,328	440,203
	CTS Corp.	280,819	3,468,115
*	CVD Equipment Corp.	16,700	67,969
*	Cyberoptics Corp.	77,532	1,195,543
*	Cybersource Corp.	517,800	4,328,808
	Daktronics, Inc.	170,100	6,028,344
*	Data I/O Corp.	77,000	316,470
*	Data Systems & Software, Inc.	86,500	178,190
*	Datalink Corp.	63,300	335,490
	Dataram Corp.	83,150	403,278
*	Datastream Systems, Inc.	126,600	1,283,724
* #	DataTRAK International, Inc.	43,350	325,125
*	Datawatch Corp.	18,488	65,632
*	Delphax Technologies, Inc.	52,900	153,410
*	Digi International, Inc.	192,910	2,096,932
*	Digimarc Corp.	153,994	1,141,096
*	Digital Angel Corp.	316,300	1,233,570
*	Digital Theater Systems, Inc.	135,575	2,501,359
*	Diodes, Inc.	198,975	7,517,276
*	Ditech Communications Corp.	273,760	2,822,466
*	DocuCorp International, Inc.	103,300	803,158
*	Document Sciences Corp.	15,400	117,040
*	Dot Hill Systems Corp.	389,946	2,636,035
*	DPAC Technologies Corp.	3,630	581
*	DSP Group, Inc.	248,427	6,682,686
*	Dynamics Research Corp.	70,675	964,007
*	EasyLink Services Corp.	27,519	21,740
*	Echelon Corp.	353,837	2,866,080
*	eCollege.com, Inc.	192,900	3,979,527

3

* #	EDGAR Online, Inc.	186,600	765,060
*	Edgewater Technology, Inc.	71,420	423,521
*	EFJ, Inc.	226,174	2,623,618
*	Elecsys Corp.	1,000	4,150
*	Electro Scientific Industries, Inc.	254,986	6,364,451
*	Electroglas, Inc.	178,700	788,067
	Electro-Sensors, Inc.	3,450	14,283
*	eLoyalty Corp.	45,342	611,210
*	Embarcadero Technologies, Inc.	228,802	1,567,294
* #	EMCORE Corp.	426,241	3,303,368
*	EMS Technologies, Inc.	124,099	2,171,733
*	En Pointe Technologies, Inc.	57,200	136,708
* #	Endwave Corp.	82,900	772,628
*	Enterasys Networks, Inc.	7,112	98,715
*	Entrust, Inc.	528,064	1,953,837
*	Epicor Software Corp.	464,927	5,774,393
*	EPIQ Systems, Inc.	158,450	3,481,147
*	ePlus, Inc.	68,296	962,974
*	ESS Technology, Inc.	285,693	1,068,492
*	Evans & Sutherland Computer Corp.	99,800	613,770
*	Evolving Systems, Inc.	71,600	202,628
*	Exar Corp.	321,263	3,999,724
*	Excel Technology, Inc.	106,096	3,168,027
*	Extreme Networks, Inc.	1,089,770	5,045,635
*	Ezenia!, Inc.	2,900	9,570
* #	FalconStor Software, Inc.	426,253	3,964,153
*	Fargo Electronics	111,100	2,103,123
* #	Faro Technologies, Inc.	102,275	1,635,377
*	FEI Co.	286,241	5,727,682
*	Finisar Corp.	331,550	921,709
*	Firstwave Technologies, Inc.	19,200	36,480
*	Forgent Networks, Inc.	263,300	473,940
*	Forrester Research, Inc.	187,403	4,237,182
	Frequency Electronics, Inc.	89,100	1,158,300
*	FSI International, Inc.	263,071	1,554,750
*	Genesis Microchip, Inc.	284,600	6,118,900
*	Gerber Scientific, Inc.	161,800	1,681,102
	Gevity HR, Inc.	245,268	6,175,848
*	Giga-Tronics, Inc.	49,100	122,750
*	Glenayre Technologies, Inc.	544,109	2,122,025
* #	Global e-Point, Inc.	18,731	71,178
* #	Global Imaging Systems, Inc.	52,125	1,881,713
*	Globecomm Systems, Inc.	99,800	654,688
* #	GlobeTel Communications Corp.	708,400	2,089,780
*	Globix Corp.	61,500	113,775
*	Glowpoint, Inc.	128,139	78,485
*	GSE Systems, Inc.	37,054	61,139
*	GTSI Corp.	84,700	642,873
*	Halifax Corp.	8,650	27,940
*	Harmonic, Inc.	650,598	3,753,950
*	Hauppauge Digital, Inc.	83,200	341,120
*	HEI, Inc.	69,716	205,662
*	hi/fn, Inc.	100,094	703,661
*	HomeStore, Inc.	779,589	4,849,044
*	Hypercom Corp.	464,700	3,573,543

4

*	HyperFeed Technologies, Inc.	10,730	10,730
*	I.D. Systems, Inc.	69,038	1,509,171
* #	Ibis Technology Corp.	94,530	323,293
*	iCAD, Inc.	37,500	55,875
*	Identix, Inc.	739,167	6,038,994
*	iGATE Capital Corp.	436,615	2,903,490
*	ImageWare Systems, Inc.	75,300	161,895
*	I-many, Inc.	175,900	277,922
*	Immersion Corp.	212,630	1,526,683
*	Indus International, Inc.	507,010	1,774,535
* #	Infocrossing, Inc.	173,289	2,037,879
*	InFocus Corp.	345,588	1,403,087
	Inforte Corp.	89,173	369,176
*	InfoSpace, Inc.	165,300	3,985,383
	infoUSA, Inc.	370,489	4,353,246
*	Innodata Isogen, Inc.	201,520	620,682
*	Innovex, Inc.	156,000	669,240
*	InPlay Technologies, Inc.	8,800	26,664
*	Insightful Corp.	40,100	122,305
*	InsWeb Corp.	12,966	33,193
	Integral Systems, Inc.	118,700	3,324,787
*	Integral Vision, Inc.	21,100	37,980
*	Integrated Silicon Solution, Inc.	291,231	1,840,580
* #	Intelli-Check, Inc.	82,000	476,420
*	Intelligent Systems Corp.	38,100	102,870
*	Intelligroup, Inc.	116,800	176,368
*	Interactive Intelligence, Inc.	127,242	1,151,540
*	Interland, Inc.	144,645	837,495
*	Interlink Electronics, Inc.	100,780	321,488
*	International Microcomputer Software, Inc.	3,900	4,212
*	Internet Capital Group, Inc.	347,425	3,161,568
*	Internet Commerce Corp.	13,900	58,658
*	Interphase Corp.	62,700	385,605
	Inter-Tel, Inc.	231,647	4,547,231
*	Intervideo, Inc.	121,386	1,351,026
*	Intervoice, Inc.	336,642	2,885,022
*	Interwoven, Inc.	366,429	3,187,932
*	Intest Corp.	33,300	148,851
*	Intevac, Inc.	181,500	3,980,295
*	Intrado, Inc.	157,089	4,030,904
*	IntriCon Corp.	46,700	275,530
* #	Intrusion, Inc.	20,825	40,401
*	INX, Inc.	36,000	246,600
*	Iomega Corp.	448,491	1,255,775
*	ioWorldMedia, Inc.	11,633	4,072
*	iPass, Inc.	257,900	1,903,302
* #	IPIX Corp.	2,000	3,740
* #	Island Pacific, Inc.	41,900	6,704
*	Iteris, Inc.	27,300	58,695
*	iVillage, Inc.	641,143	5,225,315
*	IXYS Corp.	292,923	3,134,276
*	Jaco Electronics, Inc.	63,009	224,944
*	JDA Software Group, Inc.	230,611	3,166,289
* #	JMAR Industries, Inc.	189,000	211,680
*	Jupitermedia Corp.	296,731	4,403,488

5

*	Keane, Inc.	16,900	198,406
	Keithley Instruments, Inc.	126,000	1,900,080
*	Kemet Corp.	666,900	5,942,079
*	Key Tronic Corp.	96,300	375,570
*	Keynote Systems, Inc.	64,500	725,625
*	Kintera, Inc.	54,204	119,249
*	Knova Software, Inc.	2,530	6,325
*	Kopin Corp.	608,310	2,646,149
*	Kulicke & Soffa Industries, Inc.	460,297	5,155,326
	Landauer, Inc.	82,000	3,772,000
*	Lantronix, Inc.	15,000	33,750
*	LaserCard Corp.	104,450	1,908,302
*	Lattice Semiconductor Corp.	515,519	2,345,611
* #	Lawson Software, Inc.	783,049	6,225,240
*	LeCroy Corp.	110,588	1,636,702
* #	Level 8 Systems, Inc.	26,400	660
* #	Lexar Media, Inc.	713,656	4,781,495
*	Lightbridge, Inc.	236,720	2,322,223
*	LightPath Technologies, Inc.	8,650	39,185
*	Lionbridge Technologies, Inc.	501,910	3,593,676
*	Littlefuse, Inc.	194,198	5,581,251
*	Logic Devices, Inc.	45,800	51,754
*	LogicVision, Inc.	156,450	212,772
*	Logility, Inc.	135,600	1,459,056
*	LoJack Corp.	155,600	3,539,900
*	LookSmart, Ltd.	174,103	800,874
*	LTX Corp.	504,626	2,856,183
* #	Lumera Corp.	6,050	25,410
*	Magma Design Automation, Inc.	310,384	2,675,510
*	MAI Systems Corp.	18	54
*	Management Network Group, Inc.	90,999	218,398
*	Manatron, Inc.	115	886
*	Manhattan Associates, Inc.	244,670	5,155,197
*	Manugistic Group, Inc.	453,822	844,109
*	Mapinfo Corp.	184,031	2,482,578
* #	Marchex, Inc. Class B	143,797	3,154,906
*	Mastec, Inc.	435,000	5,633,250
*	MatrixOne, Inc.	350,600	2,128,142
*	Mattson Technology, Inc.	458,717	5,541,301
	Maximus, Inc.	144,800	5,286,648
*	Maxwell Technologies, Inc.	145,532	2,670,512
*	McDATA Corp. Class A	650,897	2,876,965
*	MDI, Inc.	107,900	117,611
*	Measurement Specialties, Inc.	78,500	1,916,970
*	Mechanical Technology, Inc.	127,427	470,206
*	MedQuist, Inc.	133,500	1,869,000
*	Mentor Graphics Corp.	61,891	695,036
*	Mercury Computer Systems, Inc.	160,794	2,772,089
*	Merix Corp.	169,700	1,642,696
	Mesa Laboratories, Inc.	27,800	410,884
*	MetaSolv, Inc.	357,366	929,152
	Methode Electronics, Inc.	214,671	2,634,013
*	Metrologic Instruments, Inc.	195,758	4,386,937
*	Micro Linear Corp.	109,300	169,415
*	Microtune, Inc.	437,888	2,364,595

6

* #	Mindspeed Technologies, Inc.	869,486	3,234,488
*	MIPS Technologies, Inc.	368,092	3,091,973
*	MIVA, Inc.	266,097	1,162,844
*	Mobility Electronics, Inc.	261,390	2,464,908
*	Mobius Management Systems, Inc.	174,400	1,117,904
	Mocon, Inc.	72,775	657,158
*	Moldflow Corp.	95,062	1,337,522
*	Monolithic System Technology, Inc.	262,730	1,899,538
*	Motive, Inc.	79,300	263,276
*	MRO Software, Inc.	228,587	3,369,372
*	MRV Communications, Inc.	892,751	2,615,760
* #	MSC.Software Corp.	171,500	3,121,300
*	MSGI Security Solutions, Inc.	904	3,300
* #	MTI Technology Corp.	3,300	4,290
*	MTM Technologies, Inc.	44,200	176,800
	MTS Systems Corp.	188,648	7,455,369
*	Nanometrics, Inc.	119,851	1,591,621
*	Napco Security Systems, Inc.	220,140	3,348,329
*	Neoforma, Inc.	156,824	1,554,126
* #	NeoMagic Corp.	59,413	406,979
*	Neoware Systems, Inc.	165,288	4,054,515
*	Net Perceptions, Inc.	13,400	9,916
*	NETGEAR, Inc.	292,137	5,013,071
	Netguru, Inc.	44,000	18,049
*	NetIQ Corp.	369,160	4,171,508
*	Netlogic Microsystems, Inc.	162,408	5,741,123
*	NetManage, Inc.	79,784	434,823
*	Netopia, Inc.	129,756	454,146
*	NetRatings, Inc.	322,530	4,202,566
*	NetScout Systems, Inc.	244,501	1,652,827
*	Network Engines, Inc.	253,558	552,731
*	Network Equipment Technologies, Inc.	175,900	719,431
*	Newport Corp.	343,442	6,092,661
*	NIC, Inc.	535,448	3,218,042
*	NMS Communications Corp.	425,008	1,513,028
* #	Novatel Wireless, Inc.	254,894	2,079,935
*	Nu Horizons Electronics Corp.	129,666	1,131,984
*	Nuance Communications, Inc.	896,457	9,592,090
*	NumereX Corp. Class A	102,700	843,167
* #	NYFIX, Inc.	214,349	1,421,134
*	O.I. Corp.	25,700	308,403
*	Omtool, Ltd.	30,770	216,005
*	Online Resources Corp.	218,331	2,772,804
*	Onvia, Inc.	4,998	30,638
*	ONYX Software Corp.	158,840	619,476
*	Open Solutions, Inc.	172,800	4,691,520
*	OpenTV Corp.	159,125	420,090
*	Oplink Communications, Inc.	26,257	429,302
*	OPNET Technologies, Inc.	176,937	1,698,595
*	Opsware, Inc.	874,228	6,880,174
*	OPTi, Inc.	118,200	196,212
*	Optical Cable Corp.	48,605	244,483
*	Optical Communication Products, Inc.	268,845	760,831
*	OSI Systems, Inc.	134,842	2,797,972
*	Overland Storage, Inc.	114,500	980,120

7

*	OYO Geospace Corp.	41,100	1,947,729
*	Packeteer, Inc.	240,255	2,873,450
*	Panavision, Inc.	13,000	48,750
*	PAR Technology Corp.	119,250	2,146,500
	Park Electrochemical Corp.	177,700	5,130,199
* #	Parkervision, Inc.	184,875	1,497,488
* #	Path 1 Network Technologies, Inc.	48,700	109,575
*	Paxar Corp.	210,700	4,041,226
*	PC Connection, Inc.	183,980	1,008,210
*	PC-Tel, Inc.	165,043	1,246,075
*	PDF Solutions, Inc.	228,546	3,860,142
*	Peerless Systems Corp.	101,700	759,699
*	Pegasus Solutions, Inc.	151,187	1,396,968
*	Pegasystems, Inc.	308,786	2,525,869
*	Pemstar, Inc.	154,237	356,287
*	Perceptron, Inc.	76,350	621,489
*	Perficient, Inc.	203,920	2,226,806
*	Performance Technologies, Inc.	131,275	1,037,073
*	Pericom Semiconductor Corp.	222,280	2,002,743
*	Pervasive Software, Inc.	225,700	956,968
*	Pfsweb, Inc.	113,830	184,416
*	Phoenix Technologies, Ltd.	215,269	1,491,814
*	Photon Dynamics, Inc.	115,000	2,436,850
*	Photronics, Inc.	169,808	2,983,527
*	Pinnacle Data Systems, Inc.	4	15
*	Pixelworks, Inc.	113,400	511,434
*	Planar Systems, Inc.	125,339	1,947,768
*	PLATO Learning, Inc.	192,430	1,524,046
*	Plexus Corp.	188,489	6,325,691
*	PLX Technology, Inc.	239,630	2,894,730
*	Porta Systems Corp.	1,490	238
*	Portal Software, Inc.	265,283	856,864
*	PortalPlayer, Inc.	29,400	742,644
*	Power Integrations, Inc.	254,101	6,309,328
* #	Powerwave Technologies, Inc.	215,792	3,167,827
*	Presstek, Inc.	285,029	3,611,317
	Printronix, Inc.	67,150	992,477
*	Private Business, Inc.	8,305	12,541
#	Procom Technology, Inc.	4,800	4,032
	Programmers Paradise, Inc.	48,200	603,464
* #	Proxim Corp.	20,861	417
	QAD, Inc.	286,435	2,291,480
#	Quality Systems, Inc.	6,109	422,865
*	Qualstar Corp.	100	415
*	Quantum Corp.	1,635,900	5,840,163
*	QuickLogic Corp.	240,758	1,206,198
* #	Quokka Sports, Inc.	480	4
*	Quovadx, Inc.	202,907	578,285
*	Radiant Systems, Inc.	264,131	3,771,791
*	RadiSys Corp.	181,968	3,319,096
*	Radyne Corp.	71,000	996,840
*	RAE Systems, Inc.	450,200	1,629,724
*	Raindance Communications, Inc.	157,500	417,375
* (R)	Ramtron International Corp.	185,100	373,902
* #	Redback Networks, Inc.	349,716	6,627,118

8

*	Relm Wireless Corp.	47,941	516,804
*	REMEC, Inc.	212,010	281,973
#	Renaissance Learning, Inc.	255,124	4,344,762
*	Reptron Electronics, Inc.	2,178	1,339
* #	Research Frontiers, Inc.	6,000	25,080
*	RF Monolithics, Inc.	83,500	469,270
	Richardson Electronics, Ltd.	114,004	964,474
*	RightNow Technologies, Inc.	276,896	4,566,015
*	Rimage Corp.	92,225	2,008,661
*	Riverstone Networks, Inc.	1,100	1,166
*	Robotic Vision Systems, Inc.	3,401	4
*	Rofin-Sinar Technologies, Inc.	132,600	6,985,368
*	Rogers Corp.	130,300	6,389,912
*	Rudolph Technologies, Inc.	205,609	3,388,437
*	S1 Corp.	525,090	2,163,371
*	Saba Software, Inc.	210,252	1,307,767
*	Safeguard Scientifics, Inc.	586,100	1,113,590
*	SafeNet, Inc.	155,951	3,886,299
*	SatCon Technology Corp.	151,700	280,645
*	SBE, Inc.	34,600	42,212
*	SBS Technologies, Inc.	134,522	1,491,849
*	ScanSource, Inc.	108,980	6,332,828
*	Schmitt Industries, Inc.	17,800	114,276
*	Scientific Learning Corp.	1,900	9,975
*	Scientific Technologies, Inc.	38,400	248,448
*	SCM Microsystems, Inc.	104,624	360,953
*	Seachange International, Inc.	241,603	2,176,843
*	Secure Computing Corp.	454,105	5,494,671
*	Segue Software, Inc.	102,300	868,527
*	Selectica, Inc.	261,300	718,575
*	Semitool, Inc.	278,862	3,522,027
*	SI International, Inc.	99,836	3,250,660
*	Sigma Designs, Inc.	195,500	2,873,850
*	Sigmatel, Inc.	52,102	560,097
*	Sigmatron International, Inc.	18,200	196,014
*	Silicon Graphics, Inc.	144,400	58,626
*	Silicon Storage Technology, Inc.	672,340	3,038,977
*	SimpleTech, Inc.	345,934	1,439,085
*	Simulations Plus, Inc.	600	2,250
*	Sipex Corp.	223,709	671,127
*	Sirenza Microdevices, Inc.	315,293	2,547,567
*	SM&A	167,293	1,124,209
*	Smith Micro Software, Inc.	121,400	1,088,958
*	Somera Communications, Inc.	78,249	40,689
*	Sonic Foundry, Inc.	95,300	116,266
*	Sonic Solutions, Inc.	198,250	3,598,238
*	SonicWALL, Inc.	568,082	3,811,830
	SpectraLink Corp.	167,700	2,074,449
*	Spectrum Control, Inc.	118,900	885,805
*	SPSS, Inc.	158,369	5,169,164
*	SRS Labs, Inc.	131,100	780,045
*	Staktek Holdings, Inc.	342,770	1,895,518
*	Standard Microsystems Corp.	185,239	6,023,972
	StarTek, Inc.	128,800	2,537,360
*	SteelCloud, Inc.	75,500	126,085

9

*	Stellent, Inc.	248,846	2,724,864
*	Stratasys, Inc.	80,613	2,214,439
*	Stratex Networks, Inc.	832,637	4,279,754
*	Stratos International, Inc.	118,468	797,290
*	SumTotal Systems, Inc.	58,283	250,617
* #	Sunair Electronics, Inc.	33,700	178,610
*	Sunrise Telecom, Inc.	275,600	479,544
*	Suntron Corp.	36,507	94,918
*	Superior Essex, Inc.	149,071	3,901,188
*	Supertex, Inc.	115,600	3,892,252
*	SupportSoft, Inc.	332,662	1,373,894
*	Sykes Enterprises, Inc.	342,162	4,557,598
*	Symmetricom, Inc.	397,352	3,564,247
*	Synaptics, Inc.	213,462	5,014,222
*	SYNNEX Corp.	56,400	1,041,708
*	Synplicity, Inc.	235,169	1,650,886
	Syntel, Inc.	93,662	1,592,254
*	Taitron Components, Inc.	15,500	34,875
	TALX Corp.	61,195	1,955,792
* #	Taser International, Inc.	241,590	2,309,600
*	Technical Communications Corp.	7,300	25,185
	Technitrol, Inc.	340,500	7,450,140
*	TechTeam Global, Inc.	81,200	872,900
*	Tegal Corp.	3,000	1,770
* #	TeleCommunication Systems, Inc.	250,015	525,032
* #	Telkonet, Inc.	386,300	1,560,652
*	Telular Corp.	125,075	391,485
*	Terayon Communication Systems, Inc.	636,441	1,705,662
* #	Terremark Worldwide, Inc.	217,400	1,169,612
*	Tessco Technologies, Inc.	53,500	989,750
*	Therma-Wave, Inc.	249,298	383,919
*	TheStreet.com, Inc.	227,700	1,766,952
*	Tier Technologies, Inc. Class B	169,900	1,291,240
*	TII Network Technologies, Inc.	57,160	135,469
*	TNS, Inc.	38,600	621,460
*	Tollgrade Communications, Inc.	115,895	1,651,504
*	Track Data Corp.	16,373	46,991
*	Transact Technologies, Inc.	84,500	799,370
*	Transcat, Inc.	42,500	216,750
*	Trans-Industries, Inc.	3,800	1,254
	Trans-Lux Corp.	7,545	44,893
*	Transmeta Corp.	1,384	2,284
*	Transwitch Corp.	58,900	100,130
* #	Travelzoo, Inc.	115,370	2,143,575
* #	Trident Microsystems, Inc.	142,455	3,980,193
*	Tripath Technology, Inc.	2,041	776
*	Triquint Semiconductor, Inc.	774,853	3,672,803
	Troy Group, Inc.	14,400	35,640
	TSR, Inc.	100,400	509,028
*	TTM Technologies, Inc.	364,041	4,699,769
*	Tumbleweed Communications Corp.	409,184	1,153,899
*	Tut Systems, Inc.	255,098	765,294
*	Tyler Technologies, Inc.	388,250	3,847,558
*	Ulticom, Inc.	337,502	3,773,272
*	Ultimate Software Group, Inc.	205,544	4,809,730

10

*	Ultra Clean Holdings, Inc.	6,800	58,480
*	Ultratech, Inc.	185,302	3,704,187
	United Online, Inc.	551,253	6,620,549
* #	Universal Display Corp.	248,733	3,532,009
* #	USDATA Corp.	24,040	721
* #	VA Software Corp.	367,930	1,365,020
*	Veeco Instruments, Inc.	257,996	5,183,140
* #	VendingData Corp.	107,000	292,110
* #	Verilink Corp.	154,542	122,088
* #	Verso Technologies, Inc.	31	54
*	Viasat, Inc.	238,652	6,407,806
*	Vicon Industries, Inc.	44,450	142,240
*	Video Display Corp.	96,880	871,920
*	Viewpoint Corp.	364,721	379,310
*	Vignette Corp.	257,760	4,149,936
* #	Viisage Technology, Inc.	126,908	2,332,569
*	Virage Logic Corp.	195,435	2,153,694
* #	Vitech America, Inc.	94,080	118
*	Vitesse Semiconductor, Inc.	890,611	2,805,425
*	Vitria Technology, Inc.	255,603	697,796
*	Vodavi Technology, Inc.	26,400	150,216
* #	Vyyo, Inc.	108,616	773,346
*	WatchGuard Technologies, Inc.	275,184	1,117,247
*	webMethods, Inc.	472,366	3,514,403
*	WebSideStory, Inc.	160,718	2,518,451
*	Westell Technologies, Inc.	467,927	2,222,653
*	White Electronics Designs Corp.	198,856	1,203,079
*	Winland Electronics, Inc.	5,300	21,518
	Wireless Telecom Group, Inc.	220,500	610,785
*	Witness Systems, Inc.	279,103	6,539,383
*	WJ Communications, Inc.	266,742	496,140
	Woodhead Industries, Inc.	157,850	2,288,825
* #	WorldGate Communications, Inc.	24,000	26,400
	X-Rite, Inc.	180,300	2,298,825
*	Zhone Technologies, Inc.	842,221	2,055,019
* #	Zix Corp.	229,525	383,307
*	Zomax, Inc.	265,192	543,644
*	Zones, Inc.	147,800	996,172
*	Zoran Corp.	331,275	6,552,620
*	Zygo Corp.	158,765	2,729,170
Total Information Technology			1,036,549,214

Health Care — (16.1%)
*	A.D.A.M., Inc.	5,100	54,896
*	Abaxis, Inc.	157,500	3,463,425
*	Abiomed, Inc.	229,189	2,383,566
* #	Able Laboratories, Inc.	106,239	10,624
* #	Acacia Research-CombiMatrix	195,451	336,176
*	Acadia Pharmaceuticals, Inc.	192,318	2,879,000
*	Accelr8 Technology Corp.	10,362	33,158
*	Accelrys, Inc.	220,300	1,365,860
*	Access Pharmaceuticals, Inc.	104,500	25,080
*	Acusphere, Inc.	99,134	577,951
*	Adolor Corp.	345,556	9,492,423
*	Advanced Magnetics, Inc.	77,700	1,942,500

11

*	Advancis Pharmaceutical Corp.	20,897	45,973
*	ADVENTRX Pharmaceuticals, Inc.	593,500	2,807,255
*	Air Methods Corp.	97,280	2,306,509
* #	Akorn, Inc.	262,300	1,219,695
* #	Aksys, Ltd.	202,580	346,412
*	Albany Molecular Research, Inc.	260,040	2,623,804
* #	Align Technology, Inc.	546,119	4,456,331
*	Alliance Imaging, Inc.	354,000	2,081,520
*	Allied Healthcare International, Inc.	238,700	1,155,308
*	Allied Healthcare Products, Inc.	65,800	369,796
*	Allos Therapeutics, Inc.	310,583	1,000,077
* #	Allscripts Healthcare Solutions, Inc.	356,418	6,682,837
*	Almost Family, Inc.	11,500	164,093
*	Alnylam Pharmaceuticals, Inc.	276,273	4,442,470
*	Alteon, Inc.	231,200	62,424
* #	Amedisys, Inc.	139,047	4,474,532
*	America Services Group, Inc.	78,250	1,412,412
*	American Caresource Holding, Inc.	204	1,197
*	American Claims Evaluation, Inc.	3,100	6,665
*	American Dental Partners, Inc.	93,900	1,223,517
*	American Retirement Corp.	243,341	6,550,740
	American Shared Hospital Services	27,470	184,049
*	AMICAS, Inc.	424,814	2,085,837
*	AMN Healthcare Services, Inc.	254,300	5,274,182
*	Amsurg Corp.	165,884	3,634,518
	Analogic Corp.	119,909	6,469,091
*	Angeion Corp.	1,294	5,254
*	AngioDynamics, Inc.	83,311	2,091,939
*	Anika Therapeutics, Inc.	90,320	1,239,190
* #	Antigenics, Inc.	373,378	2,281,340
*	AP Pharma, Inc.	193,400	427,414
* #	Aphton Corp.	251,671	37,751
*	Applied Imaging Corp.	10,350	19,665
* #	Aradigm Corp.	29,208	104,565
*	Arena Pharmaceuticals, Inc.	393,660	6,971,719
	Argonaut Technologies, Inc.	38,048	10,844
*	Ariad Pharmaceuticals, Inc.	511,548	3,432,487
*	Arqule, Inc.	292,915	1,575,883
*	Array BioPharma, Inc.	339,847	3,075,615
#	Arrhythmia Research Technology, Inc.	18,975	186,904
*	Aspect Medical Systems, Inc.	176,540	4,729,507
* #	AtheroGenics, Inc.	335,631	5,410,372
	Atrion Corp.	15,400	1,148,624
*	ATS Medical, Inc.	94,000	258,500
*	Auxilium Pharmaceuticals, Inc.	85,500	624,150
*	AVANIR Pharmaceuticals Class A	232,975	3,993,191
*	Avant Immunotherapeutics, Inc.	408,574	804,891
* #	AVI BioPharma, Inc.	447,999	3,427,192
*	Avigen, Inc.	177,750	1,013,175
* #	AXM Pharma, Inc.	105,600	40,128
*	Bentley Pharmaceuticals, Inc.	192,250	3,425,895
*	Beverly Enterprises, Inc.	99,500	1,229,820
*	Bioanalytical Systems, Inc.	8,700	54,810
* #	BioCryst Pharmaceuticals, Inc.	254,100	5,054,049
*	Bioenvision, Inc.	351,558	2,960,118

12

*	Bio-Imaging Technologies, Inc.	95,426	395,064
#	BioLase Technology, Inc.	156,852	1,203,055
*	BioMarin Pharmaceutical, Inc.	593,701	7,765,609
*	Bio-Reference Laboratories, Inc.	113,757	1,957,758
*	BioSante Pharmaceuticals, Inc.	165,400	678,140
*	BioScrip, Inc.	322,146	2,309,787
*	BioSpecifics Technologies Corp.	5,100	4,437
*	BioSphere Medical, Inc.	130,324	990,462
* #	BioTime, Inc.	2,700	1,080
*	Bioveris Corp.	9,200	39,652
*	Bovie Medical Corp.	23,300	69,900
* #	Bradley Pharmaceuticals, Inc.	137,049	1,617,178
* #	BriteSmile, Inc.	4,700	5,452
*	Bruker BioSciences Corp.	778,461	3,479,721
* #	Caliper Life Sciences, Inc.	286,995	1,902,777
	Cambrex Corp.	232,100	4,298,492
*	CancerVax Corp.	200,300	518,777
*	Candela Corp.	197,102	3,774,503
*	Cantel Medical Corp.	136,234	2,332,326
*	Capital Senior Living Corp.	204,900	2,202,675
*	Caprius, Inc.	100	175
*	Caraco Pharmaceutical Laboratories, Ltd.	229,650	2,888,997
*	Cardiac Science Corp.	100,814	1,008,140
*	CardioDynamics International Corp.	326,305	424,196
*	Cardiotech International, Inc.	169,560	490,028
*	CareCentric, Inc.	33,815	50,722
* #	Cell Genesys, Inc.	402,669	2,834,790
* #	Cell Therapeutics, Inc.	475,279	917,288
*	Cellegy Pharmaceuticals, Inc.	177,900	106,740
*	Cepheid, Inc.	376,895	3,452,358
*	Cerus Corp.	197,331	2,137,095
*	Chad Therapeutics, Inc.	20,300	68,614
*	Cholestech Corp.	129,100	1,492,396
*	Ciphergen Biosystems, Inc.	199,606	349,310
* #	Clarient, Inc.	44,200	49,504
#	Clinical Data, Inc.	14,108	321,662
	CNS, Inc.	140,800	2,927,232
*	Collagenex Pharmaceuticals, Inc.	151,200	2,003,400
* #	Columbia Laboratories, Inc.	369,063	1,671,855
	Computer Programs & Systems, Inc.	93,393	4,292,342
*	Conceptus, Inc.	255,872	3,666,646
*	Connetics Corp.	234,214	3,719,318
*	Conor Medsystems, Inc.	63,600	1,637,700
* #	Corautus Genetics, Inc.	3,614	18,359
* #	Corcept Therapeutics, Inc.	171,000	829,350
*	Corgentech, Inc.	32,435	285,428
* #	Cortex Pharmaceuticals, Inc.	242,740	679,672
*	Corvel Corp.	18,600	362,700
*	Cotherix, Inc.	110,900	1,277,568
* #	Critical Therapeutics, Inc.	190,113	1,034,215
*	Criticare Systems, Inc.	105,200	526,000
*	Cross Country Healthcare, Inc.	271,881	4,978,141
*	CryoLife, Inc.	188,550	839,047
*	CuraGen Corp.	443,627	2,213,699
* #	Curative Health Services, Inc.	115,100	14,387

13

*	Curis, Inc.	404,216	1,010,540
*	Cutera, Inc.	104,149	2,821,396
*	Cypress Bioscience, Inc.	254,616	1,522,604
* #	Cytogen Corp.	115,245	371,089
* #	CytRx Corp.	6,400	8,704
	Datascope Corp.	130,262	4,969,495
*	Daxor Corp.	46,300	944,520
*	Del Global Technologies Corp.	78,521	319,973
*	Dendreon Corp.	596,449	2,904,707
*	Dendrite International, Inc.	382,080	5,081,664
*	DepoMed, Inc.	358,450	2,347,847
* #	Dialysis Corporation of America	30,600	385,560
*	Digene Corp.	194,863	8,079,020
*	Discovery Laboratories, Inc.	499,871	3,794,021
*	Discovery Partners International, Inc.	202,933	487,039
*	Diversa Corp.	385,734	3,051,156
*	DJ Orthopedics, Inc.	190,200	6,634,176
*	DOV Pharmaceutical, Inc.	184,323	3,548,218
* #	Durect Corp.	522,070	2,970,578
*	DUSA Pharmaceuticals, Inc.	149,035	1,080,504
*	Dyax Corp.	330,775	1,984,650
* #	Dynacq Healthcare, Inc.	67,234	220,796
*	Dynavax Technologies Corp.	79,890	482,536
* #	Elite Pharmaceuticals, Inc.	145,900	342,865
*	Embrex, Inc.	120,100	1,433,153
*	Emeritus Corp.	145,800	3,630,420
*	Emisphere Technologies, Inc.	203,328	1,276,900
*	Encore Medical Corp.	576,921	3,438,450
*	Encysive Pharmaceuticals, Inc.	465,306	4,234,285
* #	Endocare, Inc.	71,300	231,725
*	Endologix, Inc.	319,152	1,557,462
*	Enpath Medical, Inc.	14,307	133,627
* #	Entremed, Inc.	382,681	941,395
*	Enzo Biochem, Inc.	248,363	3,270,941
*	Enzon Pharmaceuticals, Inc.	13,300	89,908
*	EP Medsystems, Inc.	193,300	545,106
* #	Epicept Corp.	35,693	116,359
*	EPIX Pharmaceuticals, Inc.	195,231	849,255
*	eResearch Technology, Inc.	435,053	6,399,630
*	Ergo Science Corp.	36,350	30,897
* #	ev3, Inc.	168,300	2,803,878
*	Exact Sciences Corp.	228,983	588,486
*	Exactech, Inc.	76,400	970,280
*	Exelixis, Inc.	670,373	7,280,251
*	E-Z-EM, Inc.	95,424	1,953,329
*	First Horizon Pharmaceutical Corp.	270,576	5,552,220
*	Five Star Quality Care, Inc.	174,050	1,444,615
* #	Genaera Corp.	178,100	309,894
*	Gene Logic, Inc.	259,660	991,901
*	Genesis HealthCare Corp.	7,149	284,173
*	Genitope Corp.	61,835	563,317
*	Genta, Inc.	425,721	1,187,762
*	Gentiva Health Services, Inc.	190,234	3,169,298
*	GenVec, Inc.	312,609	631,470
* #	Geron Corp.	563,904	5,052,580

14

*	Greatbatch, Inc.	190,500	4,211,955
* #	GTC Biotherapeutics, Inc.	145,853	180,858
*	GTx, Inc.	72,900	788,778
*	Hanger Orthopedic Group, Inc.	178,800	1,088,892
*	Harvard Bioscience, Inc.	269,311	1,343,862
*	HealthAxis, Inc.	5,710	7,708
*	HealthExtras, Inc.	143,223	4,434,184
*	HealthStream, Inc.	14,400	43,488
*	HealthTronics, Inc.	270,505	1,966,571
* #	Hemispherx Biopharma, Inc.	478,000	1,591,740
*	Hi-Tech Pharmacal Co., Inc.	105,275	2,593,976
*	HMS Holdings Corp.	176,900	1,521,340
*	Hollis-Eden Pharmaceuticals, Inc.	159,368	1,015,174
	Hooper Holmes, Inc.	518,200	1,471,688
*	Horizon Health Corp.	128,350	2,961,034
*	Icagen, Inc.	19,600	155,818
*	ICU Medical, Inc.	122,126	4,286,623
* #	IDM Pharma, Inc.	5,338	32,028
*	I-Flow Corp.	190,740	2,618,860
*	Illumina, Inc.	341,537	8,685,286
* #	Immtech International, Inc.	87,764	678,416
*	Immunicon Corp.	57,604	182,605
*	ImmunoGen, Inc.	348,229	1,591,407
* #	Immunomedics, Inc.	475,808	1,370,327
*	IMPATH Bankruptcy Liquidating Trust	70,200	140,400
*	IMPATH, Inc.	70,200	0
* #	Implant Sciences Corp.	95,100	397,518
*	Incyte Corp.	637,623	3,749,223
*	Indevus Pharmaceuticals, Inc.	416,932	2,518,269
* #	Inhibitex, Inc.	97,500	791,700
*	Innovative Clinical Solutions, Ltd.	610	2
* #	Inovio Biomedical Corp.	12,700	38,354
* #	Insite Vision, Inc.	179,500	265,660
* #	Insmed, Inc.	462,593	1,142,605
*	Inspire Pharmaceuticals, Inc.	336,570	1,699,678
*	IntegraMed America, Inc.	45,048	496,879
* #	Intermagnetics General Corp.	32,277	949,589
* #	InterMune, Inc.	289,020	5,508,721
* #	Interpharm Holdings, Inc.	139,900	221,042
*	IntraBiotics Pharmaceuticals, Inc.	50,457	171,554
*	IntraLase Corp.	40,600	752,318
* #	Introgen Therapeutics, Inc.	242,422	1,437,562
*	Inverness Medical Innovations, Inc.	2,955	78,278
*	Iomed, Inc.	59,100	183,210
*	Iridex Corp.	66,215	546,274
*	IRIS International, Inc.	150,250	3,415,182
*	Isis Pharmaceuticals, Inc.	638,288	5,131,836
* #	Isolagen, Inc.	217,800	481,338
* #	Ista Pharmaceuticals, Inc.	183,528	1,123,191
* #	I-Trax, Inc.	261,700	879,312
*	IVAX Diagnostics, Inc.	47,200	156,704
*	iVow, Inc.	1,935	10,991
*	Kendle International, Inc.	123,600	3,924,300
*	Kensey Nash Corp.	122,700	3,003,696
* #	KeraVision, Inc.	7,800	4

15

*	Keryx Biopharmaceuticals, Inc.	327,994	5,595,578
	Kewaunee Scientific Corp.	19,400	179,062
*	Kosan Biosciences, Inc.	259,502	1,274,155
*	La Jolla Pharmaceutical Co.	19,455	105,057
*	Lannet Co., Inc.	185,770	1,449,006
* #	Large Scale Biology Corp.	148	53
* #	Laserscope, Inc.	170,850	3,736,489
*	Lectec Corp.	22,437	10,994
*	Lexicon Genetics, Inc.	558,005	2,287,820
*	Lifecell Corp.	289,385	6,383,833
*	Lifecore Biomedical, Inc.	116,800	1,527,744
*	Lifeline Systems, Inc.	120,573	5,748,921
* #	Ligand Pharmaceuticals, Inc. Class B	39,100	486,795
* #	Lipid Sciences, Inc.	188,800	498,432
*	Luminex Corp.	279,613	3,914,582
* #	Mannkind Corp.	40,482	699,934
*	Matria Healthcare, Inc.	166,212	7,191,993
* #	Matritech, Inc.	257,800	206,240
*	Matrixx Initiatives, Inc.	91,900	2,365,506
*	Maxygen, Inc.	267,702	2,082,722
*	MedCath Corp.	135,338	3,101,947
* #	Med-Design Corp.	40,420	24,252
*	Medical Action Industries, Inc.	92,400	2,188,032
*	Medical Staffing Network Holdings, Inc.	218,900	1,125,146
*	MEDTOX Scientific, Inc.	35,472	296,191
*	Memory Pharmaceuticals Corp.	72,251	174,125
*	Memry Corp.	166,100	365,420
*	Merge Technologies, Inc.	126,953	2,454,001
	Meridian Bioscience, Inc.	229,350	5,112,211
*	Merit Medical Systems, Inc.	219,806	3,132,235
*	Metabasis Therapeutics, Inc.	28,834	266,714
*	Metropolitan Health Networks, Inc.	383,900	825,385
* #	MicroIslet, Inc.	57,900	111,168
*	Microtek Medical Holdings, Inc.	377,345	1,328,254
* #	Milestone Scientific, Inc.	27,100	28,184
*	Molecular Devices Corp.	145,166	4,620,634
*	Molina Healthcare, Inc.	87,400	2,483,034
* #	Momenta Pharmaceuticals, Inc.	123,718	2,949,437
*	Monogram Biosciences, Inc.	789,657	1,571,417
*	MTS Medication Technologies	1,200	7,908
*	Myriad Genetics, Inc.	250,755	6,439,388
*	Nabi Biopharmaceuticals	145,797	599,226
* #	Nanogen, Inc.	341,867	861,505
* #	Nastech Pharmaceutical Co., Inc.	181,720	3,812,486
*	National Dentex Corp.	41,100	822,000
	National Healthcare Corp.	7,400	300,070
	National Home Health Care Corp.	24,566	275,719
*	National Medical Health Card Systems, Inc.	43,121	1,304,410
	National Research Corp.	52,950	1,133,130
*	Natus Medical, Inc.	157,941	3,152,502
*	Neogen Corp.	72,905	1,654,943
*	Neopharm, Inc.	204,032	2,064,804
*	NeoRx Corp.	99	133
*	Neose Technologies, Inc.	180,947	591,697
*	Neurobiological Technologies, Inc.	14,600	56,210

16

*	Neurogen Corp.	305,732	2,060,634
*	Neurometric, Inc.	107,872	3,874,762
*	New Brunswick Scientific Co., Inc.	75,600	548,856
* #	NitroMed, Inc.	185,853	2,183,773
*	NMT Medical, Inc.	109,300	2,601,340
*	North American Scientific, Inc.	105,700	242,064
* #	Northfield Laboratories, Inc.	230,132	2,409,482
*	NovaMed, Inc.	192,747	1,426,328
* #	Novavax, Inc.	434,139	2,518,006
*	Noven Pharmaceuticals, Inc.	188,739	2,844,297
*	Novoste Corp.	18,102	50,143
*	NPS Pharmaceuticals, Inc.	406,275	6,232,259
*	Nutraceutical International Corp.	99,877	1,435,232
* #	Nutrition 21, Inc.	1,085	1,356
*	NuVasive, Inc.	230,333	4,258,857
*	Nuvelo, Inc.	354,452	6,075,307
	NWH, Inc.	14,700	183,015
* #	OCA, Inc.	340,700	129,466
* #	Occulogix, Inc.	49,200	179,088
*	Odyssey Healthcare, Inc.	302,633	5,695,553
*	Omnicell, Inc.	231,951	2,681,354
*	Optical Sensors, Inc.	1,133	3,116
	Option Care, Inc.	289,613	4,060,374
*	OraSure Technologies, Inc.	391,476	3,726,852
*	Orchid Cellmark, Inc.	173,715	1,162,153
*	Orthologic Corp.	336,100	1,946,019
* #	Oscient Pharmaceutical Corp.	582,501	1,176,652
*	Osteotech, Inc.	151,125	690,641
*	Oxigene, Inc.	187,462	729,227
* #	Pain Therapeutics, Inc.	387,164	4,177,500
* #	PainCare Holdings, Inc.	409,400	1,252,764
* #	Palatin Technologies, Inc.	505,437	1,516,311
*	Palomar Medical Technologies, Inc.	150,071	4,794,768
*	Panacos Pharmaceuticals, Inc.	428,366	3,118,504
*	Parexel International Corp.	231,506	5,931,184
*	Patient Infosystems, Inc.	408	510
*	PDI, Inc.	112,894	1,096,201
*	Pediatric Services of America, Inc.	61,800	786,714
*	Penwest Pharmaceuticals Co.	193,234	4,492,691
*	Per-Se Technologies, Inc.	287,261	7,256,213
*	Pharmacopia Drug Discovery, Inc.	103,050	497,732
*	Pharmacyclics, Inc.	163,254	775,457
*	Pharmanetics, Inc.	1,500	165
*	Pharmion Corp.	11,000	181,720
*	PhotoMedex, Inc.	344,874	769,069
*	Point Therapeutics, Inc.	5,640	18,330
*	Possis Medical, Inc.	159,600	1,492,260
*	Pozen, Inc.	249,396	4,334,502
*	PRAECIS Pharmaceuticals, Inc.	42,820	255,207
* #	Premier Laser Systems, Inc. Class A	16,400	8
*	Progenics Pharmaceuticals, Inc.	216,488	6,386,396
*	Providence Service Corp.	83,117	2,562,497
*	ProxyMed, Inc.	26,939	166,214
	Psychemedics Corp.	49,039	880,250
*	QuadraMed Corp.	197,437	345,515

17

*	Questcor Pharmaceuticals, Inc.	124,400	131,864
*	Quidel Corp.	292,800	3,291,072
* #	Quigley Corp.	68,595	805,991
*	Radiation Therapy Services, Inc.	196,336	5,573,979
*	Radiologix, Inc.	176,100	332,829
*	Regeneration Technologies, Inc.	246,883	1,814,590
*	Regeneron Pharmaceuticals, Inc.	440,944	7,218,253
*	RegeneRx Biopharmaceuticals, Inc.	9,400	29,610
*	RehabCare Group, Inc.	118,700	2,395,366
* #	Renovis, Inc.	255,645	5,537,271
*	Repligen Corp.	266,100	1,184,145
*	Res-Care, Inc.	235,177	4,301,387
*	Retractable Technologies, Inc.	14,500	57,710
*	Rigel Pharmaceuticals, Inc.	194,036	1,843,342
*	Rita Medical Systems, Inc.	353,044	1,320,385
*	Rochester Medical Corp.	48,400	544,016
*	Rural/Metro Corp.	110,300	950,786
*	Salix Pharmaceuticals, Ltd.	1,650	26,004
*	Sangamo BioSciences, Inc.	221,132	1,406,400
* #	Santarus, Inc.	373,339	2,796,309
*	Savient Pharmaceuticals, Inc.	254,600	1,316,282
*	Schick Technologies, Inc.	47,200	2,048,008
*	SciClone Pharmaceuticals, Inc.	383,250	900,638
*	Seattle Genetics, Inc.	364,440	1,924,243
*	Senesco Technologies, Inc.	39,100	62,169
*	Sequenom, Inc.	137,880	89,622
*	SeraCare Life Sciences, Inc.	98,258	1,101,472
*	Serologicals Corp.	235,506	5,696,890
* #	SFBC International, Inc.	136,782	3,228,055
* #	Sirna Therapeutics, Inc.	510,260	3,138,099
*	Sonic Innovations, Inc.	154,712	668,356
*	SonoSite, Inc.	138,870	5,604,793
* #	Sonus Pharmaceuticals, Inc.	192,175	1,106,928
	Span-American Medical System, Inc.	36,600	493,734
*	Spectranetics Corp.	230,402	2,640,407
* #	Spectrum Pharmaceuticals, Inc.	136,651	731,083
*	SRI/Surgical Express, Inc.	38,400	235,008
*	Staar Surgical Co.	218,175	1,771,581
*	StemCells, Inc.	17,500	63,525
*	Stereotaxis, Inc.	67,000	886,410
	Stratagene Corp.	67,744	709,280
*	Strategic Diagnostics, Inc.	161,000	598,920
*	Sun Healthcare Group, Inc.	188,689	1,203,836
*	SunLink Health Systems, Inc.	33,465	327,957
* #	SuperGen, Inc.	438,456	2,231,741
* #	SurModics, Inc.	142,478	5,522,447
*	Symbion, Inc.	189,394	4,465,911
*	Synovis Life Technologies, Inc.	101,700	960,048
*	Synthetech, Inc.	81,550	28,543
* #	Tanox, Inc.	354,312	6,760,273
*	Theragenics Corp.	260,500	880,490
*	Third Wave Technologies, Inc.	298,239	921,529
*	Thoratec Corp.	116,143	2,336,797
*	Threshold Pharmaceuticals, Inc.	47,400	713,370
*	Titan Pharmaceuticals, Inc.	219,900	760,854

18

*	TLC Vision Corp.	125,065	739,134
*	Trestle Holdings, Inc.	1,340	302
* #	Trimeris, Inc.	193,054	2,420,897
*	TriPath Imaging, Inc.	294,398	1,904,755
*	Tripos, Inc.	47,700	150,255
*	TriZetto Group, Inc.	360,555	6,042,902
*	U.S. Physical Therapy, Inc.	105,273	2,026,505
*	Urologix, Inc.	108,800	408,000
	Utah Medical Products, Inc.	53,100	1,752,831
* #	Vascular Solutions, Inc.	112,197	794,355
*	Vaxgen, Inc.	129,700	1,485,065
*	Ventiv Health, Inc.	243,217	6,776,026
*	Viasys Healthcare, Inc.	10,400	303,472
*	Vical, Inc.	248,541	1,170,628
*	Virbac Corp.	29,500	126,850
*	Vision-Sciences, Inc.	23,250	43,245
*	VistaCare, Inc.	120,421	1,631,705
*	Vital Images, Inc.	111,029	3,686,163
	Vital Signs, Inc.	110,885	5,661,788
*	Vivus, Inc.	359,235	1,181,883
	West Pharmaceutical Services, Inc.	23,694	765,079
*	Xenogen Corp.	500	2,015
	Young Innovations, Inc.	1,010	34,037
* #	Zevex International, Inc.	28,036	436,240
* #	Zila, Inc.	403,921	1,510,665
*	Zoll Medical Corp.	83,529	2,192,636
Total Health Care			786,893,210

Industrials — (14.8%)
*	3-D Systems Corp.	110,010	2,090,190
*	AAON, Inc.	141,725	3,099,526
*	AAR Corp.	254,237	6,434,738
*	Ablest, Inc.	13,500	115,425
	Abrams Industries, Inc.	18,810	78,250
*	ABX Air, Inc.	80,792	647,952
*	Accuride Corp.	178,500	2,020,620
	Aceto Corp.	194,062	1,437,999
*	Active Power, Inc.	430,950	2,008,227
*	Aerosonic Corp.	33,500	236,175
*	AirNet Systems, Inc.	96,100	328,662
	Alamo Group, Inc.	71,400	1,703,604
* #	Allied Defense Group, Inc.	50,640	1,159,656
* #	Allied Holdings, Inc.	10,200	8,670
	Ambassadors International, Inc.	71,000	1,255,280
	American Ecology Corp.	146,598	2,788,294
*	American Locker Group, Inc.	32,200	167,440
* #	American Science & Engineering, Inc.	75,500	5,744,795
* #	American Superconductor Corp.	282,074	2,843,306
	American Woodmark Corp.	129,320	4,396,880
	Ameron International Corp.	66,700	3,961,980
*	AML Communications, Inc.	61,500	70,725
	Ampco-Pittsburgh Corp.	81,300	1,651,203
	Amrep Corp.	63,610	1,982,088
	Angelica Corp.	49,300	989,944
*	APAC Customer Services, Inc.	311,389	604,095

19

	Apogee Enterprises, Inc.	246,500	4,261,985
	Applied Signal Technologies, Inc.	101,600	2,381,504
*	Argon ST, Inc.	187,895	5,582,360
* #	Armstrong Holdings, Inc.	27,400	28,496
* #	Arotech Corp.	49,700	22,141
*	Artesyn Technologies, Inc.	219,200	2,389,280
	Art’s-Way Manufacturing Co., Inc.	100	588
*	Astec Industries, Inc.	182,283	6,547,605
*	Astronics Corp.	50,436	669,992
* #	ASV, Inc.	222,942	7,174,274
* #	ATA Holdings Corp.	152,521	1,144
*	Avalon Holding Corp. Class A	15,475	72,733
*	Axsys Technologies, Inc.	77,800	1,287,590
*	AZZ, Inc.	59,726	1,361,156
	Badger Meter, Inc.	129,000	6,893,760
*	Baker (Michael) Corp.	77,014	2,129,437
*	Baldwin Technology Co., Inc. Class A	131,900	745,235
	Barnes Group, Inc.	160,872	6,174,267
*	Barrett Business Services, Inc.	92,700	2,231,289
	BlueLinx Holdings, Inc.	241,400	3,833,432
* #	BOLDER Technologies Corp.	40,300	204
	Bowne & Co., Inc.	252,968	3,766,694
*	BTU International, Inc.	78,200	1,142,502
*	Butler International, Inc.	69,690	221,616
	C&D Technologies, Inc.	206,300	1,761,802
*	Cannon Express, Inc.	50	0
* #	Capstone Turbine Corp.	905,071	2,860,024
	Cascade Corp.	116,650	6,049,469
*	Casella Waste Systems, Inc. Class A	211,356	2,990,687
*	Catalytica Energy Systems, Inc.	58,500	77,220
*	CBIZ, Inc.	645,723	4,687,949
*	CD&L, Inc.	88,500	250,455
	CDI Corp.	174,370	4,270,321
*	Celadon Group, Inc.	133,650	3,220,965
	Central Parking Corp.	282,132	4,598,752
*	Cenveo, Inc.	467,200	6,582,848
	CERBCO, Inc. Class A	3,500	2,433
	Champion Industries, Inc.	92,800	575,824
*	Channell Commercial Corp.	23,800	122,570
	Chase Corp.	24,200	359,370
	Chicago Rivet & Machine Co.	20,000	397,000
	CIRCOR International, Inc.	131,311	3,624,184
*	Clean Harbors, Inc.	167,615	5,527,943
*	Coinstar, Inc.	226,262	5,837,560
	Collins Industries, Inc.	299	2,123
*	Columbus McKinnon Corp.	160,600	4,320,140
*	Comforce Corp.	108,466	297,197
	Comfort Systems USA, Inc.	336,100	3,693,739
*	Commercial Vehicle Group, Inc.	74,600	1,365,180
*	Competitive Technologies, Inc.	102,100	500,290
*	Compudyne Corp.	56,171	374,661
	CompX International, Inc.	9,500	161,880
*	COMSYS IT Partners, Inc.	15,207	177,466
*	Conrad Industries, Inc.	18,700	35,530
*	Consolidated Graphics, Inc.	120,000	6,128,400

20

*	Continental Airlines, Inc.	151,803	3,537,010
*	Cornell Companies, Inc.	106,200	1,434,762
*	Corrpro Companies, Inc.	42,775	39,353
* #	CoStar Group, Inc.	46,900	2,420,509
*	Covenant Transport, Inc. Class A	91,000	1,410,500
*	CPI Aerostructures, Inc.	47,933	469,743
*	CRA International, Inc.	97,778	4,571,122
*	Cross (A.T.) Co. Class A	130,300	592,865
*	Crown Andersen, Inc.	10,900	3,979
	Cubic Corp.	234,750	5,075,295
* #	Delta Air Lines, Inc.	176,600	89,183
*	DHB Industries, Inc.	326,400	1,517,760
*	DiamondCluster International, Inc.	286,934	2,803,345
*	Distributed Energy Systems Corp.	325,311	3,035,152
* #	Document Securities Systems, Inc.	107,861	1,376,306
*	Driver-Harris Co.	9,898	1
*	Ducommun, Inc.	93,900	2,077,068
*	Duratek, Inc.	124,000	2,718,080
*	Dynamex, Inc.	97,808	1,987,459
#	Dynamic Materials Corp.	29,400	961,380
	Eastern Co.	33,900	732,240
	Ecology & Environment, Inc. Class A	13,900	144,421
	EDO Corp.	177,600	5,173,488
*	Electro Rent Corp.	220,862	3,290,844
	ElkCorp	177,600	6,411,360
*	Encore Wire Corp.	219,225	6,837,628
*	EnerSys	58,100	788,998
*	ENGlobal Corp.	227,700	2,299,770
	Ennis, Inc.	223,100	4,399,532
*	EnPro Industries, Inc.	184,800	6,055,896
*	Environmental Tectonics Corp.	59,600	305,152
	Espey Manufacturing & Electronics Corp.	41,000	696,180
*	Essex Corp.	170,290	3,831,525
*	Evercel, Inc.	2,566	2,053
* #	Evergreen Solar, Inc.	518,500	8,083,415
*	Exponent, Inc.	70,900	2,254,620
*	ExpressJet Holdings, Inc.	448,700	3,374,224
*	EXX, Inc. Class A	1,900	3,990
*	EXX, Inc. Class B	100	215
	Federal Signal Corp.	64,200	1,149,822
*	Fiberstars, Inc.	63,709	560,639
*	First Aviation Services, Inc.	1,700	6,843
*	First Consulting Group, Inc.	205,425	1,283,906
*	Flanders Corp.	251,600	2,755,020
* #	Flow International Corp.	265,892	3,475,208
* #	FLYi, Inc.	158,993	715
*	Foster (L.B.) Co. Class A	120,700	1,820,156
* #	Frontier Airlines, Inc.	278,557	2,005,610
*	Frozen Food Express Industries, Inc.	161,875	1,887,463
* #	FuelCell Energy, Inc.	422,090	4,697,862
*	Gehl Co.	105,603	3,494,403
*	General Cable Corp.	320,901	8,664,327
*	General Employment Enterprises, Inc.	17,700	28,320
* #	Genesee & Wyoming, Inc.	35,650	1,630,988
*	Global Payment Technologies, Inc.	52,900	116,935

21

*	Global Power Equipment Group, Inc.	337,800	1,709,268
	Gorman-Rupp Co.	87,125	1,983,836
*	GP Strategies Corp.	134,200	966,240
*	Graftech International, Ltd.	861,500	4,393,650
	Graham Corp.	26,080	475,960
	Greenbrier Companies, Inc.	134,900	5,096,522
*	Griffon Corp.	264,650	6,224,568
	Hardinge, Inc.	83,500	1,388,613
*	Hawaiian Holdings, Inc.	588,481	2,912,981
*	Hawk Corp.	77,600	1,187,280
	Healthcare Services Group, Inc.	236,100	4,358,406
	Heico Corp.	71,500	2,103,530
	Heico Corp. Class A	85,281	2,218,159
*	Heidrick & Struggles International, Inc.	163,619	6,053,903
*	Henry Bros. Electronics, Inc.	4,000	24,000
*	Herley Industries, Inc.	111,272	2,093,026
*	Hirsch International Corp. Class A	4,550	5,688
*	Hi-Shear Technology Corp.	45,350	160,539
*	Hub Group, Inc. Class A	169,994	7,088,750
*	Hudson Highland Group, Inc.	213,167	3,536,441
*	Hudson Technologies, Inc.	25,484	42,558
*	Hurco Companies, Inc.	54,700	1,575,360
*	Huttig Building Products, Inc.	117,900	1,022,193
*	ICT Group, Inc.	107,062	2,541,652
*	II-VI, Inc.	258,604	4,704,007
*	Industrial Distribution Group, Inc.	81,400	625,152
*	Infrasource Services, Inc.	341,200	6,097,244
*	Innotrac Corp.	156,400	581,808
*	Innovative Solutions & Support, Inc.	35,850	505,844
*	Insituform Technologies, Inc. Class A	238,060	6,406,195
*	Integrated Electrical Services, Inc.	278,800	269,042
	International Aluminum Corp.	18,750	740,625
*	International Shipholding Corp.	51,200	798,208
	Interpool, Inc.	165,800	3,252,996
*	Intersections, Inc.	55,088	501,852
* #	Ionatron, Inc.	631,599	7,238,125
*	Jacuzzi Brands, Inc.	542,022	5,300,975
*	JPS Industries, Inc.	24,500	74,725
*	Kadant, Inc.	106,800	2,017,452
	Kaman Corp. Class A	210,335	4,776,708
*	Key Technology, Inc.	37,000	421,430
*	Kforce, Inc.	341,259	4,132,646
*	Korn/Ferry International	319,500	6,725,475
*	K-Tron International, Inc.	55,500	2,214,450
*	KVH Industries, Inc.	127,100	1,334,550
*	LaBarge, Inc.	211,950	3,548,043
*	Ladish Co., Inc.	121,900	2,680,581
	Lawson Products, Inc.	7,500	265,425
*	Layne Christensen Co.	159,000	4,434,510
*	Learning Tree International, Inc.	147,695	1,729,508
	Lindsay Manufacturer Co.	96,700	2,369,150
*	LMI Aerospace, Inc.	73,222	1,073,149
	LSI Industries, Inc.	260,130	4,042,420
*	Lydall, Inc.	141,300	1,253,331
*	Lynch Corp.	39,334	346,139

22

*	M&F Worldwide Corp.	168,000	2,772,000
*	Mac-Gray Corp.	116,200	1,394,400
*	Magnetek, Inc.	241,500	966,000
*	MAIR Holdings, Inc.	151,940	776,413
*	Marten Transport, Ltd.	178,200	4,168,098
*	Maxco, Inc.	18,800	108,382
	McGrath Rentcorp.	203,971	5,613,282
* #	MCSi, Inc.	2,000	10
*	Meadow Valley Corp.	22,900	347,393
* #	Medialink Worldwide, Inc.	51,600	231,684
*	Merrimac Industries, Inc.	14,265	129,526
*	Mesa Air Group, Inc.	331,800	3,789,156
	Met-Pro Corp.	195,848	2,659,616
*	MFRI, Inc.	31,800	227,688
* #	Microvision, Inc.	165,441	572,426
*	Middleby Corp.	97,100	9,195,370
* #	Midwest Air Group, Inc.	136,700	732,712
*	Milacron, Inc.	429,434	691,389
* #	Millennium Cell, Inc.	165,950	272,158
*	Miller Industries, Inc.	99,200	2,529,600
*	Misonix, Inc.	52,650	309,582
*	Mobile Mini, Inc.	133,808	7,289,860
* #	Modtech Holdings, Inc.	106,312	824,981
*	Moore Handley, Inc.	1,500	13,425
*	Morgan Group Holding Co.	3,300	363
*	MTC Technologies, Inc.	125,911	3,473,884
	Mueller (Paul) Co.	26,300	848,175
	Multi-Color Corp.	33,102	919,574
*	M-Wave, Inc.	2,600	1,768
*	Nashua Corp.	54,500	371,200
*	National Patent Development Corp.	109,400	156,442
*	National Technical Systems, Inc.	83,600	431,376
*	NCI Building Systems, Inc.	19,000	1,095,920
*	NCO Group, Inc.	247,375	5,558,516
*	New Horizons Worldwide, Inc.	74,975	44,985
*	North America Galvanizing & Coatings, Inc.	56,500	132,775
* #	Northwest Airlines Corp.	439,643	167,064
*	NuCo2, Inc.	134,813	4,037,649
*	Odyssey Marine Exploration, Inc.	335,300	1,257,375
*	Old Dominion Freight Line, Inc.	74,122	1,953,856
*	Omega Flex, Inc.	115,650	2,095,578
*	On Assignment, Inc.	226,785	2,515,046
*	Orbit International Corp.	14,582	199,336
* #	Orbital Sciences Corp.	487,000	7,417,010
	Outlook Group Corp.	36,600	387,960
*	P.A.M. Transportation Services, Inc.	60,952	1,281,821
*	Paragon Technologies, Inc.	39,425	401,347
*	Park-Ohio Holdings Corp.	125,525	2,600,878
*	Patrick Industries, Inc.	44,000	483,340
*	Patriot Transportation Holding, Inc.	31,700	2,147,992
*	Peerless Manufacturing Co.	19,500	341,250
*	Pemco Aviation Group, Inc.	250	4,540
* #	Perini Corp.	224,900	6,834,711
*	Pico Holdings, Inc.	116,690	3,940,621
*	Pinnacle Airlines Corp.	166,200	1,254,810

23

* #	Plug Power, Inc.	659,946	3,359,125
	Portec Rail Products, Inc.	50,000	714,000
*	Powell Industries, Inc.	58,418	1,317,326
*	Power-One, Inc.	741,198	4,202,593
*	PPT Vision, Inc.	11,750	7,050
	Preformed Line Products Co.	5,600	229,880
* #	PRG-Schultz International, Inc.	442,420	212,362
	Providence & Worcester Railroad Co.	11,400	185,364
#	PW Eagle, Inc.	81,336	1,796,712
*	Quality Distribution, Inc.	3,744	41,034
	Quipp, Inc.	14,300	154,083
	Quixote Corp.	74,957	1,682,785
*	RailAmerica, Inc.	294,366	2,914,223
	Raven Industries, Inc.	356,440	12,575,203
*	RCM Technologies, Inc.	91,800	558,144
*	Refac	8,519	69,004
*	RemedyTemp, Inc.	72,900	765,450
*	Republic Airways Holdings, Inc.	351,391	4,926,502
*	Riviera Tool Co.	7,000	4,410
	Robbins & Myers, Inc.	113,900	2,389,622
*	Rush Enterprises, Inc. Class A	135,475	2,506,288
*	Rush Enterprises, Inc. Class B	54,500	941,215
	Schawk, Inc.	168,300	4,182,255
	Schuff International, Inc.	53,200	455,392
*	SCS Transportation, Inc.	112,832	3,049,849
*	Secom General Corp.	1,000	1,400
* #	Servotronics, Inc.	24,804	171,148
*	SIFCO Industries, Inc.	45,775	193,628
*	Simclar, Inc.	23,400	82,134
*	Sirva, Inc.	120,600	964,800
*	Sitel Corp.	624,700	2,261,414
*	SL Industries, Inc.	91,885	1,387,464
*	Smithway Motor Xpress Corp. Class A	35,000	329,700
*	SOURCECORP, Inc.	137,152	3,511,091
*	SPACEHAB, Inc.	93,900	69,486
	Sparton Corp.	88,544	762,364
*	Spherion Corp.	474,893	4,739,432
* #	Spherix, Inc.	103,300	258,250
* #	Spire Corp.	102,842	1,028,420
* #	Standard Automotive Corp.	21,700	2
*	Standard Parking Corp.	40,079	857,290
	Standard Register Co.	209,300	3,436,706
	Standex International Corp.	109,300	3,483,391
	Starrett (L.S.) Co. Class A	35,900	520,550
*	Sterling Construction Co., Inc.	69,400	1,278,348
	Stewart & Stevenson Services, Inc.	227,111	7,823,974
*	Stonepath Group, Inc.	214,900	128,940
*	Strategic Distribution, Inc.	27,770	271,313
	Sun Hydraulics, Inc.	93,047	2,115,889
	Supreme Industries, Inc.	92,383	691,025
	Sypris Solutions, Inc.	147,386	1,528,393
*	SYS	95,500	372,450
*	TB Wood’s Corp.	26,300	315,600
*	Team, Inc.	73,600	2,178,560
*	TeamStaff, Inc.	16,600	27,722

24

	Tech/Ops Sevcon, Inc.	60,800	378,784
	Technology Research Corp.	49,100	383,471
	Tecumseh Products Co. Class A	95,121	2,150,686
*	TeleTech Holdings, Inc.	484,051	5,978,030
	Tennant Co.	78,100	3,647,270
*	The Alpine Group, Inc.	87,800	256,376
*	The Geo Group, Inc.	92,800	2,097,280
*	The Lamson & Sessions Co.	144,400	3,409,284
	Thomas Group, Inc.	35,100	257,634
*	Timco Aviation Services, Inc.	51	189
	Titan International, Inc.	53,350	925,089
	Todd Shipyards Corp.	44,600	1,186,360
*	Trailer Bridge, Inc.	42,500	395,250
*	Transport Corporation of America, Inc.	15,900	159,318
*	Transtechnology Corp.	94,300	891,135
*	TRC Companies, Inc.	111,550	1,234,859
	Tredegar Industries, Inc.	288,350	4,757,775
* #	Trex Co., Inc.	131,000	3,404,690
*	Triumph Group, Inc.	122,500	5,126,625
* #	TRM Corp.	59,300	533,700
*	Tufco Technologies, Inc.	1,350	8,640
* #	TurboChef Technologies, Inc.	230,866	3,070,518
	Twin Disc, Inc.	41,100	2,156,106
*	U.S. Home Systems, Inc.	67,769	521,144
*	U.S. Xpress Enterprises, Inc. Class A	100,900	1,721,354
*	Ultralife Batteries, Inc.	125,000	1,556,250
	United Industrial Corp.	124,900	6,452,334
*	Universal Security Instruments, Inc.	420	9,694
*	UQM Technologies, Inc.	217,100	877,084
* #	US Airways Group, Inc. Class A	56,221	0
*	USA Truck, Inc.	100,052	2,944,530
* #	Valence Technology, Inc.	67,400	155,020
	Valley National Gases, Inc.	12,804	277,207
	Valmont Industries, Inc.	187,820	6,831,013
*	Valpey Fisher Corp.	35,700	113,526
*	Versar, Inc.	57,100	216,980
	Viad Corp.	186,800	5,979,468
	Vicor Corp.	264,654	5,263,968
*	Volt Information Sciences, Inc.	127,204	3,043,992
	VSE Corp.	300	12,090
	Wabash National Corp.	275,040	5,492,549
	Waste Industries USA, Inc.	78,722	1,220,191
*	Water Pik Technologies, Inc.	93,900	2,586,945
*	Westaff, Inc.	142,850	629,954
* #	Western Power & Equipment Corp.	18,448	31,362
*	Willis Lease Finance Corp.	67,300	640,023
*	Wolverine Tube, Inc.	109,900	403,333
*	World Air Holdings, Inc.	29,871	258,982
*	Xanser Corp.	303,000	1,324,110
	Zareba Systems, Inc.	750	5,640
Total Industrials			720,589,398

Consumer Discretionary — (13.6%)
* #	1-800 CONTACTS, Inc.	95,765	1,293,785
*	1-800-FLOWERS.COM, Inc.	249,248	1,590,202

25

*	4Kids Entertainment, Inc.	109,800	1,866,600
*	99 Cents Only Stores	11,500	130,870
*	A.C. Moore Arts & Crafts, Inc.	146,578	2,638,404
*	Acme Communications, Inc.	120,000	440,400
	Acme United Corp.	30,407	399,852
*	ACT Teleconferencing, Inc.	139	22
*	Advanced Marketing Services, Inc.	135,675	542,700
	AFC Enterprises, Inc.	250,828	3,897,867
*	Aftermarket Technology Corp.	190,763	4,139,557
*	Alderwoods Group, Inc.	238,934	4,080,993
	Aldila, Inc.	47,233	1,525,626
*	All American Semiconductor, Inc.	45,140	212,609
*	Alliance Gaming Corp.	398,600	5,899,280
*	Alloy, Inc.	77,864	1,025,469
	Ambassadors Group, Inc.	181,454	4,389,372
*	American Biltrite, Inc.	57,750	657,772
* #	America’s Car-Mart, Inc.	85,256	1,570,416
*	AMS Health Sciences, Inc.	46,700	32,690
*	Applica, Inc.	159,500	326,975
	Arctic Cat, Inc.	106,282	2,550,768
	Ark Restaurants Corp.	22,500	686,250
*	Arlington Hospitality, Inc.	22,265	100
*	Asbury Automotive Group, Inc.	288,800	5,530,520
*	Ashworth, Inc.	132,600	1,108,536
*	Audiovox Corp. Class A	165,885	2,118,351
* #	Avatar Holdings, Inc.	47,325	2,642,155
*	Bakers Footwear Group, Inc.	53,995	1,185,190
*	Ballantyne of Omaha, Inc.	134,235	543,652
* #	Bally Total Fitness Holding Corp.	333,000	2,640,690
	Bandag, Inc.	5,300	226,681
*	Barry (R.G.) Corp.	163,435	1,052,521
	Bassett Furniture Industries, Inc.	105,200	2,029,308
	Beasley Broadcast Group, Inc.	63,743	863,080
*	Benihana, Inc.	11,500	305,325
*	Benihana, Inc. Class A	42,335	1,135,425
*	Big Dog Holdings, Inc.	5,700	57,285
*	Birks & Mayors, Inc.	13,946	85,768
*	BJ’s Restaurants, Inc.	200,072	5,079,828
	Blair Corp.	20,786	857,422
*	Blount International, Inc.	258,000	4,215,720
*	Bluegreen Corp.	243,129	3,858,457
*	Bombay Co., Inc.	302,900	957,164
	Bon-Ton Stores, Inc.	123,400	3,358,948
	Books-A-Million, Inc.	171,700	1,981,418
	Bowl America, Inc. Class A	55,406	781,225
*	Boyds Collection, Ltd.	9,300	1,116
*	Broadview Media, Inc.	15,800	47,400
	Brown Shoe Company, Inc.	143,600	6,849,720
*	Buca, Inc.	132,551	750,239
	Buckle, Inc.	104,400	3,993,300
*	CabelTel International Corp.	3,430	14,783
*	Cache, Inc.	138,606	2,408,972
	Cadmus Communications Corp.	78,484	1,485,702
*	California Coastal Communities, Inc.	89,433	3,442,276
*	California Pizza Kitchen, Inc.	170,631	5,129,168

26

*	Canterbury Park Holding Corp.	400	5,940
*	Capital Pacific Holdings, Inc.	87,000	1,522,500
	Carmike Cinemas, Inc.	90,243	2,149,588
*	Carriage Services, Inc.	143,700	712,752
*	Casual Male Retail Group, Inc.	285,140	2,597,625
*	Catalina Lighting, Inc.	11,080	99,720
	Cato Corp. Class A	268,200	5,597,334
*	Cavalier Homes, Inc.	161,000	1,138,270
*	Cavco Industries, Inc.	24,212	1,114,963
*	CD Warehouse, Inc.	5,600	11
*	Champps Entertainment, Inc.	110,585	891,315
#	Charles and Colvard, Ltd.	154,398	2,164,660
*	Charlotte Russe Holding, Inc.	194,700	3,543,540
*	Chaus (Bernard), Inc.	1,760	1,654
*	Checkers Drive-In Restaurants, Inc.	100,830	1,481,193
	Cherokee, Inc.	26,855	1,034,992
	Christopher & Banks Corp.	314,500	6,896,985
*	Chromcraft Revington, Inc.	100,600	1,307,800
	Churchill Downs, Inc.	18,300	733,281
	Coachmen Industries, Inc.	117,100	1,381,780
	Coast Distribution System, Inc.	40,600	294,350
*	Cobra Electronics Corp.	114,900	1,336,287
*	Collectors Universe, Inc.	73,782	1,095,663
	Collegiate Pacific, Inc.	87,800	913,120
*	Concord Camera Corp.	156,186	171,805
*	Congoleum Corp. Class A	35,300	79,425
* #	Conn’s, Inc.	182,751	6,807,475
*	Cost Plus, Inc.	158,499	3,041,596
*	Cost-U-Less, Inc.	13,600	108,256
	Courier Corp.	141,318	5,577,821
	CPI Corp.	48,519	851,508
	Craftmade International, Inc.	61,350	1,116,570
*	CSK Auto Corp.	355,700	5,659,187
	CSS Industries, Inc.	39,550	1,218,140
*	Culp, Inc.	152,480	754,776
	Cutter & Buck, Inc.	111,600	1,334,736
* #	Cybex International, Inc.	80,350	481,296
*	Cycle Country Accessories Corp.	42,200	158,250
*	Daily Journal Corp.	200	8,000
* #	Dave & Busters, Inc.	121,200	2,181,600
	Deb Shops, Inc.	108,401	3,430,892
*	Deckers Outdoor Corp.	64,900	2,200,110
	Decorator Industries, Inc.	20,587	171,284
*	dELiA*s, Inc.	142,905	1,273,284
	Delta Apparel, Inc.	77,280	1,197,840
*	Delta Woodside Industries, Inc.	47,500	14,725
* #	Design Within Reach, Inc.	47,075	298,926
*	Diedrich Coffee, Inc.	28,025	117,144
*	Digital Generation Systems, Inc.	226,500	147,225
*	Dixie Group, Inc.	98,600	1,615,068
* #	Dominion Homes, Inc.	63,300	607,680
	Dover Downs Gaming & Entertainment, Inc.	92,545	1,536,247
	Dover Motorsports, Inc.	143,200	711,704
*	Drew Industries, Inc.	188,000	6,100,600
*	drugstore.com, Inc.	721,983	1,819,397

27

*	Duckwall-ALCO Stores, Inc.	41,000	991,790
*	Dura Automotive Systems, Inc.	130,900	299,761
*	E Com Ventures, Inc.	10,825	188,355
*	Educate, Inc.	276,800	2,383,248
	Educational Development Corp.	15,400	123,970
*	ELXSI Corp.	7,100	20,590
*	EMAK Worldwide, Inc.	58,100	478,744
*	Emerging Vision, Inc.	145,200	18,876
*	Emerson Radio Corp.	207,078	662,650
*	Emmis Communications Corp. Class A	281,532	4,608,679
*	Enesco Group, Inc.	122,400	228,888
* #	Escala Group, Inc.	241,364	5,997,895
* #	Everlast Worldwide, Inc.	5,600	91,840
*	Fab Industries, Inc.	40,200	0
* #	Factory 2-U Stores, Inc.	23,754	48
*	Fairchild Corp. Class A	148,929	354,451
*	Famous Dave’s of America, Inc.	93,130	1,286,125
*	Featherlite, Inc.	78,600	389,070
	Fedders Corp.	261,382	384,232
	Federal Screw Works	33,750	540,000
*	Finlay Enterprises, Inc.	79,800	676,704
	Flanigan’s Enterprises, Inc.	20,600	199,202
*	Fleetwood Enterprises, Inc.	552,599	6,244,369
	Flexsteel Industries, Inc.	60,900	861,735
*	Foamex International, Inc.	58,149	4,361
*	Footstar, Inc.	83,700	389,205
*	Fountain Powerboat Industries, Inc.	35,700	265,608
*	Fox & Hound Restaurant Group	74,831	1,213,759
*	Franklin Covey Co.	181,100	1,407,147
*	Franklin Electronic Publishers, Inc.	81,300	345,525
	Fred’s, Inc.	326,896	4,566,737
*	Friedman’s, Inc. Class A	131,800	0
*	Friendly Ice Cream Corp.	24,500	238,140
	Frisch’s Restaurants, Inc.	63,868	1,334,841
*	Gaiam, Inc.	3,551	49,004
*	GameTech International, Inc.	80,200	384,960
	Gaming Partners International Corp.	60,361	829,964
* #	Gander Mountain Co.	36,851	246,533
* #	Genesco, Inc.	147,400	5,984,440
	Gentek, Inc.	89,184	1,690,929
*	G-III Apparel Group, Ltd.	61,470	982,905
*	Gottschalks, Inc.	129,300	1,177,923
	Gray Television, Inc.	309,200	2,603,464
	Gray Television, Inc. Class A	41,200	335,986
*	Group 1 Automotive, Inc.	186,300	7,131,564
* #	GSI Commerce, Inc.	344,299	5,491,569
*	Gymboree Corp.	278,700	6,371,082
*	Ha-Lo Industries, Inc.	8,600	0
*	Hampshire Group, Ltd.	25,400	620,522
	Hancock Fabrics, Inc.	182,600	757,790
	Handleman Co.	154,905	1,522,716
*	Harolds Stores, Inc.	41,537	31,153
*	Harris Interactive, Inc.	535,104	3,007,284
*	Hartmarx Corp.	295,600	2,562,852
*	Hastings Entertainment, Inc.	93,100	492,499

28

*	Hastings Manufacturing Co.	6,400	192
	Haverty Furniture Co., Inc.	136,600	1,946,550
	Haverty Furniture Co., Inc. Class A	12,000	170,520
*	Hayes Lemmerz International, Inc.	99,300	310,809
*	Hollywood Media Corp.	285,997	1,389,945
* #	Home Solutions of America, Inc.	258,240	1,510,704
*	Hot Topic, Inc.	15,900	209,562
*	Iconix Brand Group, Inc.	313,563	4,195,473
	ILX Resorts, Inc.	25,700	265,738
*	Image Entertainment, Inc.	187,920	638,928
*	IMPCO Technologies, Inc.	219,480	1,373,945
* #	Infosonics Corp.	46,900	555,765
*	Insignia Systems, Inc.	51,150	69,155
*	Interface, Inc. Class A	409,067	4,532,462
*	Interstate Hotels & Resorts, Inc.	224,450	1,072,871
*	INVESTools, Inc.	395,550	3,065,512
* #	Isle of Capri Casinos, Inc.	179,570	5,442,767
	J. Alexander’s Corp.	104,700	839,694
*	J. Jill Group, Inc.	168,450	3,980,473
*	Jaclyn, Inc.	20,027	163,220
*	Jakks Pacific, Inc.	191,156	4,744,492
*	Jameson Inns, Inc.	180,949	477,705
*	Jennifer Convertibles, Inc.	42,300	206,212
*	Jo-Ann Stores, Inc.	166,300	2,211,790
*	Johnson Outdoors, Inc.	52,800	943,008
*	Jos. A. Bank Clothiers, Inc.	144,759	6,457,699
	Journal Register Co.	345,300	4,440,558
*	K2, Inc.	361,763	4,124,098
	Kellwood Co.	136,000	3,500,640
	Kenneth Cole Productions, Inc. Class A	119,000	3,273,690
*	Keystone Automotive Industries, Inc.	141,700	6,263,140
	Kimball International, Inc. Class B	199,304	2,824,138
*	Kirkland’s, Inc.	124,214	650,881
	Knape & Vogt Manufacturing Co.	27,588	508,723
	Koss Corp.	84,000	2,310,000
* #	Krause’s Furniture, Inc.	23,000	116
* #	Krispy Kreme Doughnuts, Inc.	469,300	3,167,775
*	LaCrosse Footwear, Inc.	20,518	243,754
*	Lakeland Industries, Inc.	27,167	523,780
*	Lakes Entertainment, Inc.	153,500	1,519,650
	Landry’s Restaurants, Inc.	34,900	1,077,363
*	Lazare Kaplan International, Inc.	67,400	556,050
#	La-Z-Boy, Inc.	407,700	6,502,815
*	Lenox Group, Inc.	122,050	1,630,588
	Levitt Corp. Class A	132,000	3,070,320
	Libbey, Inc.	98,300	870,938
*	Liberty Homes, Inc. Class A	200	1,304
	Lifetime Brands, Inc.	89,052	2,010,794
	Lithia Motors, Inc. Class A	119,400	3,825,576
*	LKQ Corp.	309,142	6,807,307
*	Lodgenet Entertainment Corp.	149,942	2,135,174
*	Lodgian, Inc.	78,198	980,603
	Lone Star Steakhouse & Saloon, Inc.	134,758	3,633,076
*	LOUD Technologies, Inc.	22,580	331,926
*	Luby’s, Inc.	224,150	3,342,076

29

	M/I Homes, Inc.	126,500	5,328,180
*	Mace Security International, Inc.	111,638	259,000
* #	Magna Entertainment Corp.	15,700	105,347
*	Main Street Restaurant Group, Inc.	150,323	826,776
	Marine Products Corp.	103,005	1,261,811
*	MarineMax, Inc.	154,176	4,757,871
*	Marisa Christina, Inc.	47,800	25,812
*	Max & Erma’s Restaurants, Inc.	20,844	227,200
*	McCormick & Schmick’s Seafood Restaurants, Inc.	124,601	2,919,401
	McRae Industries, Inc. Class A	8,800	92,620
*	Meade Instruments Corp.	152,660	435,081
*	Mediacom Communications Corp.	61,392	346,251
*	Merisel, Inc.	5	37
*	Mestek, Inc.	115,650	1,495,354
*	Midas, Inc.	123,100	2,343,824
*	Mikohn Gaming Corp.	188,125	1,493,712
*	Mity Enterprises, Inc.	40,550	763,962
	Monaco Coach Corp.	227,200	3,251,232
*	Monarch Casino & Resort, Inc.	164,200	4,402,202
	Monro Muffler Brake, Inc.	90,797	3,285,035
*	Morgan’s Foods, Inc.	500	2,675
*	Mossimo, Inc.	149,150	938,153
*	Mothers Work, Inc.	36,400	905,996
*	Motorcar Parts of America, Inc.	24,500	330,750
	Movado Group, Inc.	185,800	4,050,440
#	Movie Gallery, Inc.	69,211	220,783
*	MTR Gaming Group, Inc.	240,536	2,398,144
* #	Multimedia Games, Inc.	224,709	2,379,668
*	Nathan’s Famous, Inc.	52,600	644,350
	National Presto Industries, Inc.	2,200	96,250
*	National RV Holdings, Inc.	102,650	665,172
*	Nature Vision, Inc.	500	5,550
* #	Navarre Corp.	226,457	867,330
* #	Navigant International, Inc.	104,400	1,148,400
	Nelson (Thomas), Inc.	126,800	3,708,900
*	Nevada Gold & Casinos, Inc.	117,950	1,114,627
*	New Frontier Media, Inc.	202,063	1,440,709
* #	Nitches, Inc.	33,639	255,656
	Nobel Learning Communities, Inc.	49,600	471,200
	Nobility Homes, Inc.	43,800	1,121,280
	Noble International, Ltd.	111,923	1,718,018
*	NTN Communications, Inc.	363,891	505,808
*	O’Charleys, Inc.	164,261	2,917,275
*	Odd Job Stores, Inc.	86,200	18,102
*	Ohio Art Co.	3,600	18,000
* #	Oneida, Ltd.	103,200	58,824
*	Opinion Research Corp.	27,500	151,525
	Orleans Homebuilders, Inc.	144,000	2,813,760
*	Outdoor Channel Holdings, Inc.	80,501	1,056,173
* #	Overstock.com, Inc.	14,692	330,570
	Oxford Industries, Inc.	91,800	4,202,604
*	P & F Industries, Inc. Class A	600	7,710
* #	Palm Harbor Homes, Inc.	196,234	4,111,102
*	Papa John’s International, Inc.	63,198	2,079,214
*	Paxson Communications Corp.	343,100	325,945

30

*	PC Mall, Inc.	98,900	611,202
* #	Pegasus Communications Corp.	56,640	169,354
*	Perry Ellis International, Inc.	76,400	1,681,564
*	PetMed Express, Inc.	209,674	3,918,807
*	Phoenix Footwear Group, Inc.	50,000	267,500
*	Phoenix Gold International, Inc.	3,600	1,224
*	Pinnacle Entertainment, Inc.	20,600	577,830
*	Playboy Enterprises, Inc. Class B	242,980	3,367,703
*	Point.360	84,700	192,269
*	Pomeroy IT Solutions, Inc.	105,149	977,886
#	Pre-Paid Legal Services, Inc.	125,300	4,524,583
*	PRIMEDIA, Inc.	55,604	125,665
*	Princeton Review, Inc.	136,941	729,896
*	Proliance International, Inc.	63,000	330,750
*	QEP Co., Inc.	15,606	166,984
* #	Quaker Fabric Corp.	147,950	418,698
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	367,283	1,663,792
*	R&B, Inc.	138,600	1,470,546
*	RC2 Corp.	175,880	6,336,956
*	Reading International, Inc. Class A	142,163	1,150,099
*	Reading International, Inc. Class B	10,140	79,599
*	Red Lion Hotels Corp.	118,800	1,384,020
* #	RedEnvelope, Inc.	79,718	770,076
*	Regent Communications, Inc.	551,100	2,518,527
*	Rentrak Corp.	104,800	1,120,312
*	Rent-Way, Inc.	199,600	1,351,292
*	Restoration Hardware, Inc.	289,400	1,556,972
* #	Retail Ventures, Inc.	349,556	4,635,113
*	Rex Stores Corp.	141,475	2,167,397
*	Riviera Holdings Corp.	66,300	1,064,115
*	Rockford Corp.	57,550	230,775
*	Rocky Shoes & Boots, Inc.	34,200	811,908
*	Rubio’s Restaurants, Inc.	75,400	772,850
	Russ Berrie & Co., Inc.	153,400	2,084,706
	Russell Corp.	251,800	3,595,704
*	Ryan’s Restaurant Group, Inc.	312,542	4,128,680
*	S&K Famous Brands, Inc.	24,600	409,590
*	Safety Components International, Inc.	1,180	17,552
*	Saga Communications, Inc. Class A	128,041	1,212,548
*	Salem Communications Corp.	153,513	2,146,112
* #	Salton, Inc.	105,300	150,579
*	Schieb (Earl), Inc.	71,500	250,250
*	Select Comfort Corp.	59,533	2,175,931
* #	Sharper Image Corp.	108,800	1,283,840
*	Shiloh Industries, Inc.	129,300	2,107,590
*	Shoe Carnival, Inc.	123,800	2,781,786
*	Shoe Pavilion, Inc.	5,700	44,232
	Sinclair Broadcast Group, Inc. Class A	236,777	1,702,427
* #	Six Flags, Inc.	545,500	5,755,025
*	Skechers U.S.A., Inc. Class A	190,900	4,047,080
	Skyline Corp.	59,179	2,374,261
* #	Smith & Wesson Holding Corp.	333,300	1,666,500
*	Smith & Wollensky Restaurant Group, Inc.	52,300	309,093
	Sonesta International Hotels Corp. Class A	900	23,298
*	Source Interlink Companies, Inc.	378,269	4,066,392

31

*	Southern Energy Homes, Inc.	120,525	723,150
*	Spanish Broadcasting System, Inc.	284,671	1,597,004
*	SPAR Group, Inc.	1,000	1,150
	Spartan Motors, Inc.	111,201	1,193,187
*	Sport Chalet, Inc. Class A	98,875	802,865
*	Sport Chalet, Inc. Class B	14,125	113,000
*	Sport Supply Group, Inc.	63,100	283,950
*	Sport-Haley, Inc.	32,100	162,105
*	Sportsman’s Guide, Inc.	64,350	1,627,411
	Stage Stores, Inc.	134,704	3,927,969
*	Stamps.com, Inc.	204,998	6,602,986
	Standard Motor Products, Inc.	149,800	1,589,378
	Stanley Furniture, Inc.	141,600	3,610,800
	Star Buffet, Inc.	16,400	140,220
*	Steinway Musical Instruments, Inc.	79,000	2,603,050
	Steven Madden, Ltd.	123,500	3,958,175
	Stewart Enterprises, Inc.	472,798	2,397,086
*	Stoneridge, Inc.	176,600	1,049,004
*	Strattec Security Corp.	40,900	1,654,814
	Stride Rite Corp.	319,000	4,434,100
	Sturm Ruger & Co., Inc.	219,300	1,578,960
*	Sunterra Corp.	171,409	2,571,135
#	Superior Industries International, Inc.	233,900	5,040,545
	Superior Uniform Group, Inc.	86,600	959,528
	Syms Corp.	143,200	2,090,720
* #	Syntax-Brillian Corp.	177,221	763,823
*	Systemax, Inc.	198,400	1,378,880
*	Tag-It Pacific, Inc.	124,800	62,400
	Tandy Brand Accessories, Inc.	56,877	614,840
*	Tandy Leather Factory, Inc.	20,600	131,222
* #	Tarrant Apparel Group	232,085	269,219
*	Tenneco Automotive, Inc.	132,900	3,010,185
	The Hallwood Group, Inc.	2,653	395,297
	The Marcus Corp.	175,700	2,886,751
	The Pep Boys - Manny, Moe & Jack	61,800	970,260
*	The Rowe Companies	120,268	211,672
*	The Sports Authority, Inc.	201,900	7,387,521
*	The Sports Club Co., Inc.	142,200	133,668
*	The Steak n Shake Co.	220,100	4,012,423
* #	TiVo, Inc.	698,065	3,874,261
	Traffix, Inc.	142,900	743,080
*	Trans World Entertainment Corp.	218,126	1,308,756
*	Triple Crown Media, Inc.	35,250	236,175
*	Tropical Sportswear International Corp.	160	0
*	Trump Entertainment Resorts, Inc.	64	1,184
*	Tweeter Home Entertainment Group, Inc.	213,025	1,712,721
*	Ultimate Electronics, Inc.	2,190	0
*	Unifi, Inc.	401,500	1,232,605
	Unifirst Corp.	87,300	2,925,423
*	United Retail Group, Inc.	118,000	1,952,900
*	Universal Electronics, Inc.	118,120	2,121,435
	Value Line, Inc.	500	16,925
*	ValueVision Media, Inc. Class A	326,922	4,155,179
* #	Varsity Group, Inc.	112,719	453,130
*	Vertrue, Inc.	83,697	3,687,690

32

*	Virco Manufacturing Corp.	155,131	860,977
*	Waxman Industries, Inc.	975	6,435
	Wellco Enterprises, Inc.	10,600	133,560
* #	Wells-Gardner Electronics Corp.	61,341	145,378
*	West Marine, Inc.	149,302	1,921,517
*	Western Metals Corp.	75,000	47,250
* #	Wet Seal, Inc. Class A	536,622	2,849,463
	Weyco Group, Inc.	6,600	127,314
* #	Whitehall Jewelers, Inc.	153,200	246,652
*	Wilsons The Leather Experts, Inc.	331,620	1,110,927
*	Winmark Corp.	51,900	1,170,345
*	WisdomTree Investments, Inc.	6,700	22,110
*	Young Broadcasting, Inc. Class A	127,936	387,646
*	Zapata Corp.	106,880	647,693
Total Consumer Discretionary			664,637,537

Financials — (12.0%)
*	1st Constitution Bancorp	1,750	32,069
	1st Independence Financial Group, Inc.	3,700	68,508
	1st Source Corp.	174,211	4,642,723
#	21st Century Holding Co.	54,434	909,048
*	A. B. Watley Group, Inc.	9,900	178
	Abigail Adams National Bancorp, Inc.	1,512	20,639
	Access National Corp.	7,343	77,836
*	ACE Cash Express, Inc.	120,520	2,968,408
	Advanta Corp. Class A	70,883	2,308,659
	Advanta Corp. Class B Non-Voting	139,913	4,906,749
*	Aether Holdings, Inc.	376,214	1,286,652
	Alliance Financial Corp.	157	5,040
	Amcore Financial, Inc.	154,024	4,606,858
*	AMEN Properties, Inc.	12,375	68,496
	Ameriana Bancorp	20,350	258,547
* #	American Business Financial Services, Inc.	4,890	59
	American Equity Investment Life Holding Co.	461,500	6,179,485
*	American Independence Corp.	14,817	177,804
*	American Physicians Capital, Inc.	65,365	3,221,841
	American Physicians Services Group, Inc.	36,700	474,898
	American River Bankshares	178	4,810
*	American West Bancorporation	84,438	2,136,281
	Ameris Bancorp	106,037	2,438,851
*	AmeriServe Financial, Inc.	176,775	802,558
	Anchor Bancorp Wisconsin, Inc.	163,718	4,985,213
*	Argonaut Group, Inc.	183,908	6,716,320
	Arrow Financial Corp.	89,759	2,406,439
	ASB Financial Corp.	4,400	89,100
#	ASTA Funding, Inc.	119,593	4,164,228
*	Atlantic American Corp.	157,725	408,508
	Atlantic Coast Federal Corp.	7,071	102,883
	Baldwin & Lyons, Inc. Class B	73,900	1,829,025
	BancFirst Corp.	1	85
*	Bancinsurance Corp.	39,480	193,452
	Bancorp Rhode Island, Inc.	175	5,994
*	Bancshares of Florida, Inc.	20,660	454,520
	Bank of Commerce Holdings	1,700	16,940
	Bank of Granite Corp.	48,385	948,346

33

#	Bank of the Ozarks, Inc.	147,215	5,234,965
	Banner Corp.	116,190	3,718,080
	Bay View Capital Corp.	47,010	804,341
	Berkshire Hills Bancorp, Inc.	4,700	155,335
	Beverly Hills Bancorp, Inc.	108,555	1,126,801
*	BFC Financial Corp.	11,500	69,115
*	BNS Holding, Inc. Class A	26,480	152,260
	Boston Private Financial Holdings, Inc.	73	2,235
	Bristol West Holdings, Inc.	267,600	4,961,304
	Brooke Corp.	41,571	468,094
	Bryn Mawr Bank Corp.	5,720	124,238
	BWC Financial Corp.	1,499	52,600
	C&F Financial Corp.	100	3,969
	California First National Bancorp	79,100	1,067,850
	Camco Financial Corp.	17,489	246,770
	Camden National Corp.	10,700	357,166
	Capital Bank Corp.	200	3,112
	Capital City Bank Group, Inc.	9,115	318,296
	Capital Corp. of the West	76,290	2,566,396
*	Capital Crossing Bank	86,700	2,782,203
	Capital Properties, Inc.	138	4,185
	Capital Southwest Corp.	200	19,270
	Capital Title Group, Inc.	80,565	506,754
	Capitol Bancorp, Ltd.	90,100	3,904,934
	Cardinal Financial Corp.	214,385	2,636,935
	Carrollton Bancorp	200	3,031
	Cash America International, Inc.	258,540	6,928,872
*	Cash Systems, Inc.	5,300	37,895
	Cavalry Bancorp, Inc.	300	7,503
	Center Bancorp, Inc.	10,799	122,137
	Center Financial Corp.	119,307	2,764,343
	Centerstate Banks of Florida, Inc.	3,300	126,027
	Central Bancorp, Inc.	10,000	285,000
	Central Virginia Bankshares, Inc.	2,000	55,600
*	Centrue Financial Corp.	3,000	79,410
	Century Bancorp, Inc. Class A	7,600	213,028
*	Ceres Group, Inc.	269,929	1,460,316
	CFS Bancorp, Inc.	81,073	1,190,152
	Citizens First Bancorp, Inc.	56,138	1,615,652
	Citizens South Banking Corp.	41,974	524,675
* #	Citizens, Inc.	318,408	1,693,931
	City Holding Co.	159,119	5,793,523
	Clark, Inc.	144,300	1,523,808
*	CNA Surety Corp.	184,680	3,209,738
	CNB Financial Corp.	800	11,280
	CoBiz, Inc.	40,375	769,144
	Cohen & Steers, Inc.	25,400	570,738
	Colony Bankcorp, Inc.	1,200	29,400
	Columbia Banking System, Inc.	139,128	4,664,962
	Commercial Bancshares, Inc.	34,453	1,226,871
	Commercial National Financial Corp.	1,600	28,496
	Commonwealth Bankshares, Inc.	300	8,257
	Community Bancorp, Inc.	3,557	124,139
	Community Bank System, Inc.	262,900	5,697,043
	Community Banks, Inc.	5,814	161,920

34

	Community Bankshares, Inc.	2,730	42,588
	Community Trust Bancorp, Inc.	65,037	2,062,974
	Community West Bancshares	23,300	330,743
	Consolidated-Tokoma Land Co.	28,400	1,846,000
*	Consumer Portfolio Services, Inc.	17,500	119,000
	Cooperative Bankshares, Inc.	8,450	182,266
*	Covanta Holding Corp.	1	13
*	Cowlitz Bancorporation	700	9,919
	Crawford & Co. Class A	94,400	569,232
	Crawford & Co. Class B	132,500	802,950
*	Credit Acceptance Corp.	82,695	1,954,910
#	Delta Financial Corp.	170,900	1,565,444
	Dime Community Bancshares	326,574	4,467,532
*	Dollar Financial Corp.	24,500	346,675
	Donegal Group, Inc. Class A	109,806	2,684,757
	Donegal Group, Inc. Class B	25,520	580,452
	EMC Insurance Group, Inc.	106,000	2,599,120
*	Encore Capital Group, Inc.	198,655	3,424,812
	Enterprise Financial Services Corp.	300	8,007
*	Epoch Holding Corp.	75,975	417,862
	ESB Financial Corp.	94,531	1,117,356
*	eSpeed, Inc.	242,175	2,012,474
	Exchange National Bancshares, Inc.	400	11,900
*	EZCORP, Inc. Class A Non-Voting	91,900	1,987,797
	Federal Agriculture Mortgage Corporation	84,400	2,520,184
	Federal Trust Corp.	2,000	24,320
	Fidelity Bancorp, Inc.	645	12,448
	Fidelity Bankshares, Inc.	193,261	6,170,824
	Fidelity Southern Corp.	82,500	1,464,375
	Financial Federal Corp.	229,450	6,408,538
*	Financial Industries Corp.	9,148	78,673
	Financial Institutions, Inc.	2,254	43,096
*	Firebrand Financial Group, Inc.	75,400	5,655
* #	First Acceptance Corp.	347,887	4,261,616
	First Albany Companies, Inc.	96,420	556,343
	First Bancorp	92,300	2,051,829
*	First Bank of Delaware	50,014	117,033
	First Busey Corp.	61,988	1,265,175
*	First Cash Financial Services, Inc.	274,854	4,787,957
	First Charter Corp.	267,409	6,554,195
	First Community Bancorp	70,971	4,238,388
	First Community Bancshares, Inc.	99,461	3,244,418
	First Defiance Financial Corp.	68,292	1,884,176
	First Federal Bancshares of Arkansas, Inc.	46,800	1,078,740
	First Federal Bankshares, Inc.	200	4,540
	First Federal of Northern Michigan Bancorp, Inc.	400	3,760
	First Financial Bancorp	51,043	863,137
	First Financial Bankshares, Inc.	700	25,606
	First Financial Corp.	29,647	850,869
	First Financial Holdings, Inc.	122,500	3,959,200
	First Franklin Corp.	800	12,720
	First Indiana Corp.	154,125	4,252,309
*	First Investors Financial Services Group, Inc.	43,200	321,840
	First Keystone Financial, Inc.	16,500	322,575
	First M&F Corp.	3,100	109,569

35

*	First Mariner Bancorp, Inc.	21,748	403,860
	First Merchants Corp.	158,562	4,084,557
	First Mutual Bancshares, Inc.	31,471	799,049
	First National Lincoln Corp.	200	3,509
	First Oak Brook Bancshares, Inc.	50,044	1,346,684
	First PacTrust Bancorp, Inc.	13,213	385,687
	First Place Financial Corp.	133,211	3,182,411
*	First Regional Bancorp	457	38,251
	First South Bancorp, Inc.	2,454	86,381
	First State Bancorporation	152,036	3,925,570
	First United Corp.	17,800	384,658
	Firstbank Corp.	20,838	488,944
	FirstBank NW Corp.	32,194	595,267
*	FirstCity Financial Corp.	91,295	1,071,803
	Flag Financial Corp.	42,725	747,687
	Flushing Financial Corp.	175,312	2,906,673
	FMS Financial Corp.	8,400	161,700
#	FNB Corp. NC	10,700	221,704
	FNB Corp. VA	400	13,592
	FNB Financial Services Corp.	10,625	169,469
	Foothill Independent Bancorp	53,772	1,422,269
*	FPIC Insurance Group, Inc.	91,297	3,208,177
*	Franklin Bank Corp.	205,674	3,508,798
	Fulton Financial Corp.	1	25
	Gateway Financial Holdings, Inc.	70,950	1,201,183
	GB&T Bancshares, Inc.	20,750	432,637
	German American Bancorp	10,624	141,299
	Glacier Bancorp, Inc.	144,269	4,550,244
	Gold Banc Corporation, Inc.	247,235	4,521,928
	Great Southern Bancorp, Inc.	92,587	2,608,176
	Greater Community Bancorp	3,477	52,294
	Greene County Bancshares, Inc.	71,186	2,050,157
*	Greenville First Bancshares, Inc.	1,320	31,601
*	Grubb & Ellis Co.	177,552	2,040,960
	GS Financial Corp.	6,400	111,648
	Guaranty Bancshares, Inc.	1,600	34,000
	Guaranty Federal Bancshares, Inc.	18,100	513,316
	Harleysville Group, Inc.	234,319	6,169,619
	Harleysville National Corp.	230,425	5,103,914
	Harleysville Savings Financial Corp.	300	5,232
	Harrington West Financial Group, Inc.	175	2,828
	Heartland Financial USA, Inc.	8,307	179,431
	Heritage Commerce Corp.	81,536	1,872,882
	Heritage Financial Corp.	87,885	2,372,895
	HF Financial Corp.	30,020	571,881
	Hingham Institution for Savings	5,350	204,744
	HMN Financial, Inc.	33,100	1,067,475
	Home Federal Bancorp	37,400	953,700
	HopFed Bancorp, Inc.	4,544	72,699
	Horace Mann Educators Corp.	23,400	436,410
	Horizon Financial Corp.	86,462	2,098,433
	IBERIABANK Corp.	83,800	4,840,288
	IBT Bancorp, Inc.	1,176	44,300
	Independence Holding Co.	31,524	701,409
	Independent Bank Corp. MA	135,500	4,105,650

36

	Independent Bank Corp. MI	204,572	5,517,307
	Infinity Property & Casualty Corp.	159,371	6,320,654
	Integra Bank Corp.	154,355	3,332,524
	Interchange Financial Services Corp.	158,363	3,013,648
	Investors Title Co.	19,800	855,875
	Irwin Financial Corp.	246,700	4,943,868
*	ITLA Capital Corp.	51,800	2,397,304
	Jefferson Bancshares, Inc.	500	6,725
*	Kennedy-Wilson, Inc.	76,600	1,168,150
	Kent Financial Services, Inc.	50,712	124,752
	K-Fed Bancorp	2,312	28,364
	KNBT Bancorp, Inc.	91,406	1,446,043
* #	LaBranche & Co., Inc.	166,500	2,355,975
*	Ladenburg Thalmann Financial Services, Inc.	67,599	44,615
	Lakeland Bancorp, Inc.	16,512	257,257
	Lakeland Financial Corp.	200	8,760
	Leesport Financial Corp.	751	18,775
	LNB Bancorp, Inc.	13,195	254,663
	LSB Bancshares, Inc.	35,887	645,966
	LSB Corp.	16,200	283,643
	LSB Financial Corp.	200	6,094
	Macatawa Bank Corp.	57,411	2,098,372
	Main Street Banks, Inc.	169,716	4,385,461
	MainSource Financial Group, Inc.	241	4,405
*	MarketAxess Holdings, Inc.	14,600	191,990
*	Marlin Business Services, Inc.	100,774	2,317,802
	MASSBANK Corp.	31,624	1,043,592
	Mayflower Co-Op Bank Middleboro	450	5,850
*	Mays (J.W.), Inc.	2,700	49,302
	MBT Financial Corp.	136,322	2,290,210
	MCG Capital Corp.	24,600	376,380
*	Meadowbrook Insurance Group, Inc.	236,200	1,563,644
	Medallion Financial Corp.	149,400	1,813,716
	Mercantile Bank Corp.	5,082	197,334
*	Mercer Insurance Group, Inc.	5,400	100,440
	Merchants Bancshares, Inc.	49,218	1,197,966
	Merchants Group, Inc.	15,700	467,860
	Meta Financial Group, Inc.	16,500	346,500
	MetroCorp Bancshares, Inc.	23,000	571,550
	MFB Corp.	8,500	261,970
	MicroFinancial, Inc.	31,000	113,150
	Midland Co.	88,300	2,973,061
	MidSouth Bancorp, Inc.	130	3,570
	Mid-State Bancshares	199,487	5,739,241
	Midwest Banc Holdings, Inc.	191,763	4,928,309
	Monroe Bancorp	1,000	15,660
	MutualFirst Financial, Inc.	3,200	69,120
	Nara Bancorp, Inc.	158,679	2,772,122
	National Security Group, Inc.	12,600	208,137
	National Western Life Insurance Co. Class A	2,600	579,956
*	Navigators Group, Inc.	145,998	6,847,306
	NBC Capital Corp.	801	19,633
	NBT Bancorp, Inc.	228,310	5,223,733
	NetBank, Inc.	112,237	836,166
	New Hampshire Thrift Bancshares, Inc.	3,200	48,320

37

	NewMil Bancorp, Inc.	44,100	1,342,845
*	Newtek Business Services, Inc.	240,727	445,345
*	North Bay Bancorp	1,500	44,250
	North Central Bancshares, Inc.	17,500	670,250
	North Valley Bancorp	1,400	24,640
	Northeast Bancorp	12,600	282,240
	Northrim BanCorp, Inc.	35,097	816,012
	Northway Financial, Inc.	200	7,440
	NYMAGIC, Inc.	71,700	1,806,840
	Oak Hill Financial, Inc.	17,278	544,257
	OceanFirst Financial Corp.	112,591	2,668,407
*	Ocwen Financial Corp.	542,903	5,331,307
	Ohio Valley Banc Corp.	300	7,545
	Old Second Bancorp, Inc.	15,800	504,336
	Omega Financial Corp.	19,800	643,896
	PAB Bankshares, Inc.	2,018	42,055
	Pacific Continental Corp.	50	855
*	Pacific Mercantile Bancorp	72,974	1,331,775
*	Pacific Premier Bancorp, Inc.	24,817	297,804
	Pamrapo Bancorp, Inc.	37,600	759,373
	Park Bancorp, Inc.	800	26,532
	Parkvale Financial Corp.	50,395	1,407,028
	Partners Trust Financial Group, Inc.	348,129	4,100,960
	PAULA Financial	49,300	96,135
	Peapack-Gladstone Financial Corp.	12,500	353,125
*	Penn Treaty American Corp.	141,650	1,473,160
	Pennfed Financial Services, Inc.	120,200	2,233,316
	Penns Woods Bancorp, Inc.	132	5,081
*	Pennsylvania Commerce Bancorp, Inc.	800	24,800
	Peoples Bancorp, Inc. IN	1,100	23,650
	Peoples Bancorp, Inc. OH	53,416	1,573,635
	PFF Bancorp, Inc.	182,300	5,729,689
	Pinnacle Bancshares, Inc.	1,500	20,700
*	Pinnacle Financial Partners, Inc.	74,144	1,961,850
*	Piper Jaffray Companies, Inc.	133,500	6,632,280
	Placer Sierra Bancshares	5,200	136,656
*	PMA Capital Corp. Class A	282,456	2,717,227
	Pocahontas Bancorp, Inc.	51,900	670,548
*	Portfolio Recovery Associates, Inc.	135,128	6,609,110
*	Premier Financial Bancorp, Inc.	6,600	101,442
	Presidential Life Corp.	226,349	4,959,307
	Princeton National Bancorp, Inc.	100	3,310
	ProCentury Corp.	11,881	146,374
	Prosperity Bancshares, Inc.	152,150	4,391,049
	Provident Financial Holdings, Inc.	72,400	2,157,520
	Provident New York Bancorp	375,184	4,472,193
*	PSB Bancorp, Inc.	11,000	139,150
	Pulaski Financial Corp.	73,100	1,195,185
	Rainier Pacific Financial Group, Inc.	24,447	381,373
	Renasant Corp.	28,287	975,053
	Republic Bancorp, Inc. Class A	94,949	1,898,980
*	Republic First Bancorp, Inc.	56,015	789,811
*	Rewards Network, Inc.	227,850	1,793,179
	Riverview Bancorp, Inc.	34,700	881,380
	Rome Bancorp, Inc.	24,316	285,713

38

	Royal Bancshares of Pennsylvania, Inc. Class A	16,400	397,700
*	RTW, Inc.	46,750	475,447
	Rurban Financial Corp.	10	128
	Sanders Morris Harris Group, Inc.	166,786	2,665,240
	Sandy Spring Bancorp, Inc.	130,164	4,616,917
	SCBT Financial Corp.	2,430	85,050
*	SCPIE Holdings, Inc.	28,300	643,542
*	Seabright Insurance Holdings	44,600	740,806
	Seacoast Banking Corp. of Florida	148,879	4,010,800
	Security Bank Corp.	3,940	90,738
	Shore Financial Corp.	60	1,030
*	Siebert Financial Corp.	42,300	107,950
	Sierra Bancorp	5,050	126,351
	Simmons First National Corp. Class A	126,724	3,607,832
	Sound Federal Bancorp, Inc.	108,828	2,217,915
* #	South Street Financial Corp.	500	4,625
*	Southcoast Financial Corp.	7,711	189,691
	Southern Community Financial Corp.	4,000	37,600
	Southside Bancshares, Inc.	4,217	84,804
	Southwest Bancorp, Inc.	123,931	2,712,850
	Southwest Georgia Financial Corp.	52	1,297
*	Standard Management Corp.	69,015	53,832
	State Bancorp, Inc.	5,289	83,936
	Sterling Bancorp	314,128	6,389,364
	Sterling Bancshares, Inc.	394,957	7,038,134
	Sterling Financial Corp. (PA)	6,938	143,131
	Stewart Information Services Corp.	52,200	2,450,790
*	Stifel Financial Corp.	95,192	3,648,709
*	Stratus Properties, Inc.	53,950	1,257,305
	Suffolk Bancorp	83,353	2,859,841
	Summit Bancshares, Inc.	78,222	1,430,680
	Summit Bank Corp.	12,600	199,206
*	Sun American Bancorp	700	3,836
*	Sun Bancorp, Inc.	165,851	3,449,701
	SWS Group, Inc.	70,349	1,714,405
	Synergy Financial Group, Inc.	9,245	123,513
	Taylor Capital Group, Inc.	23,477	886,257
	Teche Holding Co.	2,700	109,620
*	Texas Capital Bancshares, Inc.	33,900	731,562
	Texas United Bancshares, Inc.	481	9,139
	TF Financial Corp.	13,944	397,404
*	The Banc Corp.	174,001	1,987,091
*	The Bancorp, Inc.	36,033	755,972
*	The Enstar Group, Inc.	2,206	175,774
*	The Intergroup Corp.	6,300	92,610
	The Savannah Bancorp, Inc.	100	3,560
*	The Washtenaw Group, Inc.	2,000	180
	TIB Financial Corp.	739	22,879
	TierOne Corp.	157,824	5,208,192
	Timberland Bancorp, Inc.	36,300	969,210
	Tompkins County Trustco, Inc.	12,020	560,973
	Tower Financial Corp.	200	3,299
	Tower Group, Inc.	82,900	1,499,661
*	Tradestation Group, Inc.	373,338	5,928,607
* #	Trenwick Group, Ltd.	12,662	16

39

*	Triad Guaranty, Inc.	12,100	549,219
	Trico Bancshares	117,322	3,036,293
*	Unico American Corp.	114,100	1,089,655
	Union Bankshares Corp.	21,961	990,661
#	Union Bankshares, Inc.	800	17,496
	Union Community Bancorp	3,000	80,580
*	United America Indemnity, Ltd.	79,809	1,815,655
*	United Capital Corp.	90,008	2,427,516
	United Community Financial Corp.	266,802	3,265,656
	United Financial Corp.	3,300	73,029
*	United PanAm Financial Corp.	39,483	1,062,093
	United Security Bancshares	7,403	295,972
	Unity Bancorp, Inc.	16,785	253,453
	Univest Corporation of Pennsylvania	5,141	125,800
	Unizan Financial Corp.	100,034	2,730,928
	USB Holding Co., Inc.	28,081	616,677
	Vail Banks, Inc.	100	1,550
*	Valley Bancorp	1,500	58,116
*	Vesta Insurance Group, Inc.	256,100	230,490
*	Virginia Commerce Bancorp, Inc.	66,361	2,408,904
	Virginia Financial Group, Inc.	1,300	52,000
	Wainwright Bank & Trust Co.	1,112	11,342
	Washington Banking Co.	23,121	433,288
	Washington Savings Bank, FSB	43,368	364,291
	Washington Trust Bancorp, Inc.	116,260	3,158,784
	Wayne Savings Bancshares, Inc.	98	1,471
	Wesbanco, Inc.	192,520	6,112,510
	West Bancorporation	131,433	2,444,654
	West Coast Bancorp	129,745	3,501,818
	Westbank Corp.	10,363	161,456
*	Western Sierra Bancorp	10,562	454,483
	Westfield Financial, Inc.	1,350	33,426
	Westwood Holdings Group, Inc.	7,498	146,211
	Willow Grove Bancorp, Inc.	108,746	1,846,507
	Wilshire Bancorp, Inc.	211,802	4,077,188
*	Wilshire Enterprises, Inc.	130,375	1,089,935
*	World Acceptance Corp.	177,000	4,563,060
	WSFS Financial Corp.	12,200	735,538
	WVS Financial Corp.	500	8,300
	Yardville National Bancorp	84,198	3,026,918
	Ziegler Companies, Inc.	4,200	102,480
Total Financials			584,113,866

Materials — (3.8%)
*	AEP Industries, Inc.	75,251	2,025,757
*	AK Steel Holding Corp.	22,000	244,200
	AMCOL International Corp.	259,000	7,150,990
*	American Pacific Corp.	66,400	380,472
#	American Vanguard Corp.	75,596	2,170,361
	Arch Chemicals, Inc.	208,149	5,873,965
	Atlantis Plastics, Inc.	34,800	309,720
*	Badger Paper Mills, Inc.	200	28
	Bairnco Corp.	105,300	1,016,145
	Balchem Corp.	84,175	1,807,237
*	Brush Engineered Materials, Inc.	169,200	2,945,772

40

*	Buckeye Technologies, Inc.	266,790	2,350,420
	Calgon Carbon Corp.	345,000	2,684,100
*	Canyon Resources Corp.	176,800	144,976
*	Caraustar Industries, Inc.	206,198	2,097,034
	Castle (A.M.) & Co.	140,627	3,982,557
*	CFC International, Inc.	4,552	75,245
	Chesapeake Corp.	151,722	2,001,213
*	Coeur d’Alene Mines Corp.	103,600	573,944
	Compass Minerals International, Inc.	25,500	636,225
*	Constar International, Inc.	102,821	364,912
*	Continental Materials Corp.	14,900	417,200
*	Core Molding Technologies, Inc.	76,597	609,712
	CPAC, Inc.	51,978	211,031
	Crown Resources Corp.	13,540	37,912
	Deltic Timber Corp.	108,200	5,654,532
*	Detrex Corp.	10,200	63,240
*	Devcon International Corp.	29,000	254,040
#	Empire Resources, Inc.	84,800	1,799,456
*	Environmental Technologies Corp.	39,700	0
	Ferro Corp.	50,700	1,018,056
#	Flamemaster Corp.	189	888
	Friedman Industries, Inc.	152,403	1,164,359
	Gibraltar Industries, Inc.	249,490	6,364,490
	Glatfelter (P.H.) Co.	338,800	5,569,872
	Hawkins, Inc.	92,485	1,290,166
*	Hecla Mining Co.	1,031,500	5,136,870
*	ICO, Inc.	165,818	684,828
*	Impreso, Inc.	31,500	54,180
*	Keystone Consolidated Industries, Inc.	11,000	286
*	Landec Corp.	215,221	1,560,352
*	Lesco, Inc.	87,900	1,428,366
* #	Liquidmetal Technologies, Inc.	106,651	155,710
*	Material Sciences Corp.	131,800	1,714,718
*	Maxxam, Inc.	20,900	674,025
	Metal Management, Inc.	219,097	6,180,726
* #	Mines Management, Inc.	108,917	832,126
*	Mod-Pac Corp.	26,617	293,852
	Myers Industries, Inc.	307,347	4,917,552
* #	Nanophase Technologies Corp.	140,015	989,906
	Nevada Chemicals, Inc.	1,400	11,200
*	NewMarket Corp.	150,200	5,177,394
	Niagara Corp.	75,500	1,321,250
#	NL Industries, Inc.	155,800	2,055,002
	NN, Inc.	132,800	1,638,752
*	Northern Technologies International Corp.	26,400	199,056
*	Northwest Pipe Co.	48,100	1,273,207
	Olympic Steel, Inc.	78,200	2,061,352
*	OM Group, Inc.	207,500	4,401,075
*	Omnova Solutions, Inc.	325,000	1,972,750
	Packaging Dynamics Corp.	32,980	457,433
	Penford Corp.	57,700	915,988
*	Pioneer Companies, Inc.	101,852	3,067,782
*	PolyOne Corp.	254,700	2,223,531
	Pope & Talbot, Inc.	123,700	936,409
	Quaker Chemical Corp.	82,400	1,647,176

41

	Roanoke Electric Steel Corp.	87,400	2,442,830
	Rock of Ages Corp.	32,900	167,790
	Rock-Tenn Co. Class A	279,000	3,660,480
	Rotonics Manufacturing, Inc.	1,600	5,120
#	Royal Gold, Inc.	186,500	5,861,695
*	RTI International Metals, Inc.	134,100	5,638,905
	Ryerson Tull, Inc.	192,600	4,861,224
	Schulman (A.), Inc.	248,233	5,816,099
	Schweitzer-Maudoit International, Inc.	120,200	3,089,140
*	Senomyx, Inc.	217,763	3,540,826
*	Solitario Resources Corp.	2,937	5,668
	Spartech Corp.	262,800	6,359,760
	Steel Technologies, Inc.	102,018	2,814,677
	Stepan Co.	37,900	1,012,309
*	Stillwater Mining Co.	81,500	1,060,315
	Summa Industries, Inc.	31,800	246,450
*	Synalloy Corp.	87,058	1,131,754
*	Terra Industries, Inc.	698,000	4,948,820
*	U.S. Concrete, Inc.	316,366	3,964,066
*	UFP Technologies, Inc.	11,800	34,463
*	United States Lime & Minerals, Inc.	22,152	572,363
*	Universal Stainless & Alloy Products, Inc.	55,300	1,075,032
	Vulcan International Corp.	8,251	447,617
	Wausau-Mosinee Paper Corp.	372,900	4,847,700
*	Webco Industries, Inc.	3,750	278,438
	Wellman, Inc.	250,200	1,571,256
*	Williams Industries, Inc.	5,800	12,006
* #	Zoltek Companies, Inc.	171,500	2,960,090
Total Materials			185,699,974

Energy — (3.8%)
*	Abraxas Petroleum Corp.	371,800	2,115,542
	Adams Resources & Energy, Inc.	68,250	1,794,292
*	Allis-Chalmers Energy, Inc.	144,200	2,364,880
* #	American Oil & Gas, Inc.	208,925	835,700
*	Arena Resources, Inc.	115,500	3,372,600
* #	AstroPower, Inc.	14,986	0
*	Atlas America, Inc.	103,378	6,925,292
	Barnwell Industries, Inc.	62,137	1,422,937
*	Bolt Technology Corp.	47,800	579,336
* #	BPZ Energy, Inc.	2,616	9,444
*	Brigham Exploration Co.	400,071	3,428,608
*	Bristow Group, Inc.	156,241	4,665,356
*	Callon Petroleum Co.	159,900	2,827,032
*	Carrizo Oil & Gas, Inc.	213,381	4,969,643
	Castle Energy Corp.	62,013	1,392,192
*	Clayton Williams Energy, Inc.	95,573	4,154,558
* #	Contango Oil & Gas Co.	130,100	1,494,849
*	Dawson Geophysical Co.	65,700	1,752,219
* #	Delta Petroleum Corp.	16,493	321,778
* #	Dune Energy, Inc.	74,287	244,404
*	Edge Petroleum Corp.	149,785	4,184,993
* #	Endeavour International Corp.	610,360	1,879,909
*	FX Energy, Inc.	253,648	1,402,673
*	Gasco Energy, Inc.	746,600	4,263,086

42

* #	Giant Industries, Inc.	103,900	6,046,980
*	Goodrich Petroleum Corp.	219,100	5,297,838
*	GSV, Inc.	5,340	774
	Gulf Island Fabrication, Inc.	108,001	2,454,863
*	Gulfmark Offshore, Inc.	179,600	4,924,632
*	Harvest Natural Resources, Inc.	487,800	4,395,078
* #	Horizon Offshore, Inc.	160,309	145,881
*	Infinity, Inc.	110,747	952,424
* #	Input/Output, Inc.	701,200	5,301,072
#	Lufkin Industries, Inc.	96,300	4,984,488
	Maritrans, Inc.	100,400	2,285,104
	MarkWest Hydrocarbon, Inc.	85,531	1,956,949
* #	Matrix Service Co.	194,300	2,150,901
* #	McMoran Exploration Co.	218,000	3,856,420
*	Meridian Resource Corp.	700,172	2,968,729
*	Mexco Energy Corp.	1,400	13,300
*	Miller Petroleum, Inc.	1,921	2,228
*	Mitcham Industries, Inc.	90,200	1,510,850
*	NATCO Group, Inc. Class A	163,600	4,054,008
* #	Natural Gas Services Group	79,300	1,566,175
*	Newpark Resources, Inc.	759,500	5,665,870
*	NS Group, Inc.	43,400	1,770,286
*	OMNI Energy Services Corp.	132,145	548,402
	Panhandle Royalty Co.	1,200	23,064
*	Parallel Petroleum Corp.	301,786	5,133,380
*	Parker Drilling Co.	582,700	5,389,975
*	Petrohawk Energy Corp.	290,821	3,673,069
*	Petroleum Development Corp.	139,678	6,007,551
*	Pioneer Drilling Co.	3,700	53,243
*	Rentech, Inc.	974,200	3,789,638
	Resource America, Inc.	168,780	2,771,368
*	Royale Energy, Inc.	43,302	265,008
* #	Syntroleum Corp.	488,696	4,310,299
*	T-3 Energy Services, Inc.	9,270	131,541
*	Tengasco, Inc.	733	557
* #	Teton Energy Corp.	93,200	650,536
*	TETRA Technologies, Inc.	145,752	5,480,275
*	TGC Industries, Inc.	119,940	1,049,475
* #	Toreador Resources Corp.	41,700	1,249,749
* #	Transmeridian Exploration, Inc.	765,700	4,326,205
*	TransMontaigne, Inc.	381,160	2,873,946
* #	Tri-Valley Corp.	175,800	1,448,592
*	U.S. Energy Corp. Wyoming	71,870	390,973
*	VAALCO Energy, Inc.	499,300	3,270,415
*	Warren Resources, Inc.	373,300	5,461,379
*	Westmoreland Coal Co.	71,600	1,741,312
	World Fuel Services Corp.	163,300	4,947,990
Total Energy			183,694,115

Consumer Staples — (2.8%)
*	Advanced Nutraceuticals, Inc.	475	1,548
	Alico, Inc.	53,400	2,415,282
	Alliance One International, Inc.	627,924	2,794,262
#	American Italian Pasta Co.	130,900	569,415
	Andersons, Inc.	54,700	3,076,875

43

*	Atlantic Premium Brands, Ltd.	27,000	23,220
*	Boston Beer Co., Inc. Class A	131,700	3,520,341
*	Bridgford Foods Corp.	91,467	594,535
*	Cagle’s, Inc. Class A	94,800	632,316
	Calavo Growers, Inc.	34,730	343,480
	Cal-Maine Foods, Inc.	178,300	1,141,120
*	Carrington Laboratories, Inc.	83,665	380,508
	CCA Industries, Inc.	52,530	568,900
* #	Central European Distribution Corp.	40,031	1,677,699
* #	Chattem, Inc.	110,117	4,293,462
*	Cruzan International, Inc.	58,560	1,657,248
*	Cuisine Solutions, Inc.	75,900	758,241
*	Darling International, Inc.	545,700	2,390,166
*	Elizabeth Arden, Inc.	229,962	5,611,073
	Farmer Brothers Co.	300	6,525
*	Female Health Co.	44,000	72,600
*	Foodarama Supermarkets, Inc.	20,700	1,086,750
*	Fresh Brands, Inc.	59,300	418,065
*	Galaxy Nutritional Foods, Inc.	37,700	39,585
* #	Gardenburger, Inc.	33,700	505
*	Genesee Corp. Class B	800	1,288
*	Glacier Water Services, Inc.	24,500	612,500
	Golden Enterprises, Inc.	62,000	186,062
*	Green Mountain Coffee, Inc.	65,900	2,702,559
*	Griffin Land & Nurseries, Inc. Class A	23,400	742,950
*	Hain Celestial Group, Inc.	282,480	6,593,083
*	Hines Horticulture, Inc.	195,700	726,047
*	IGI, Inc.	16,400	26,240
#	Imperial Sugar Co. (New)	69,917	1,831,825
*	Imperial Sugar Co. (Old)	74,200	0
	Ingles Market, Inc. Class A	106,298	1,754,980
*	Integrated Biopharma, Inc.	91,675	550,050
	Inter Parfums, Inc.	176,100	3,081,750
*	Interstate Bakeries Corp.	238,400	1,704,560
	J & J Snack Foods Corp.	166,400	5,649,280
*	Katy Industries, Inc.	76,100	272,438
	Lance, Inc.	259,421	5,639,813
* #	Lifeway Foods, Inc.	4,100	47,314
#	Mannatech, Inc.	5,200	69,628
#	Marsh Supermarkets, Inc. Class A	17,700	154,096
#	Marsh Supermarkets, Inc. Class B	29,800	233,036
*	Maui Land & Pineapple Co., Inc.	47,700	1,806,876
* #	Medifast, Inc.	109,800	767,502
	MGP Ingredients, Inc.	151,200	2,015,496
*	Monterey Pasta Co.	135,300	529,023
	Nash Finch Co.	98,600	3,056,600
	National Beverage Corp.	258,900	2,236,896
*	Natrol, Inc.	99,700	219,340
*	Natural Alternatives International, Inc.	48,800	415,776
* #	Natural Health Trends Corp.	26,600	240,464
	Nature’s Sunshine Products, Inc.	153,100	2,598,107
	Oil-Dri Corp. of America	56,300	1,056,188
*	Omega Protein Corp.	186,300	1,171,827
*	Parlux Fragrances, Inc.	90,500	3,130,395
*	Pathmark Stores, Inc.	455,924	4,586,595

44

*	Peet’s Coffee & Tea, Inc.	122,049	3,654,147
*	Pizza Inn, Inc.	39,700	110,366
*	Playtex Products, Inc.	545,600	5,728,800
*	PriceSmart, Inc.	165,600	1,324,800
*	Pyramid Breweries, Inc.	45,000	108,900
*	Redhook Ale Brewery, Inc.	64,300	224,150
	Reliv International, Inc.	135,830	1,790,239
	Rocky Mountain Chocolate Factory, Inc.	76,147	1,171,902
*	San Filippo (John B.) & Son, Inc.	57,900	845,340
	Sanderson Farms, Inc.	157,009	3,661,450
*	Scheid Vineyards, Inc.	14,500	90,625
*	Schiff Nutrition International, Inc.	70,700	375,417
	Scope Industries	16,650	1,165,500
*	Seneca Foods Corp. Class A	200	3,930
*	Seneca Foods Corp. Class B	6,800	134,640
*	Smart & Final Food, Inc.	258,700	3,906,370
	Spartan Stores, Inc.	174,103	2,052,674
* #	Star Scientific, Inc.	543,917	1,452,258
	Stephan Co.	33,500	116,245
	Tasty Baking Co.	80,500	576,380
	The Topps Co., Inc.	300,847	2,430,844
*	Tofutti Brands, Inc.	7,300	21,681
	United-Guardian, Inc.	39,320	426,622
* #	USANA Health Services, Inc.	7,000	302,050
#	Vector Group, Ltd.	298,686	5,558,546
*	Vermont Pure Holdings, Ltd.	20,600	36,668
	WD-40 Co.	143,612	4,384,474
*	Wild Oats Markets, Inc.	256,676	4,607,334
* #	Winn-Dixie Stores, Inc.	624,600	227,979
Total Consumer Staples			136,974,636

Utilities — (1.4%)
	American States Water Co.	147,800	5,097,622
*	Aquila, Inc.	125,500	489,450
	Artesian Resources Corp. Class A	800	23,685
	California Water Service Group	153,547	6,719,217
	Cascade Natural Gas Corp.	99,500	1,950,200
	Central Vermont Public Service Corp.	140,100	2,999,541
	CH Energy Group, Inc.	93,900	4,610,490
	Chesapeake Utilities Corp.	53,375	1,610,324
	Connecticut Water Services, Inc.	93,287	2,365,758
	Delta Natural Gas Co., Inc.	20,000	517,800
#	Empire District Electric Co.	226,500	5,010,180
	Energy West, Inc.	11,941	112,126
	EnergySouth, Inc.	76,425	2,282,815
*	Environmental Power Corp.	81,300	739,830
	Florida Public Utilities Co.	34,200	485,640
	Green Mountain Power Corp.	59,100	1,666,620
	Laclede Group, Inc.	187,400	6,313,506
	Maine & Maritimes Corp.	29,300	509,820
	MGE Energy, Inc.	180,459	6,048,986
	Middlesex Water Co.	58,700	1,132,910
	Otter Tail Corp.	46,924	1,461,683
	RGC Resources, Inc.	4,698	115,195
	SEMCO Energy, Inc.	271,520	1,520,512

45

	SJW Corp.	6,100	313,174
	South Jersey Industries, Inc.	164,164	4,695,090
	Southwest Water Co.	182,302	3,294,197
	UIL Holdings Corp.	101,661	5,210,126
	Unitil Corp.	39,567	1,008,959
	York Water Co.	9,198	246,690
Total Utilities			68,552,146

Telecommunication Services — (1.1%)
*	@Road, Inc.	539,818	2,785,461
	Alaska Communications Systems Group, Inc.	367,765	4,078,514
*	Boston Communications Group, Inc.	131,800	221,424
* #	Broadwing Corp.	641,415	5,747,078
*	Cogent Communications Group, Inc.	157,251	1,124,345
*	Covista Communications, Inc.	21,500	26,338
	CT Communications, Inc.	163,574	2,165,720
	D&E Communications, Inc.	113,800	1,155,070
	FairPoint Communications, Inc.	19,600	275,772
*	General Communications, Inc. Class A	454,735	5,115,769
*	GoAmerica, Inc.	117	469
	Hector Communications Corp.	25,200	696,780
	Hickory Tech Corp.	13,293	106,078
*	LCC International, Inc. Class A	144,400	433,200
*	Lynch Interactive Corp.	461	976,390
* #	Metro One Telecommunications, Inc.	80,441	47,468
*	Moscow CableCom Corp.	15,000	118,200
* #	Network Plus Corp.	10,000	11
	North Pittsburgh Systems, Inc.	130,562	2,655,631
*	Pac-West Telecomm, Inc.	174,200	165,490
*	Premiere Global Services, Inc.	532,725	4,373,672
* #	Primus Telecommunications Group, Inc.	57,379	49,920
*	Rural Cellular Corp. Class A	116,750	1,687,038
*	Shared Technologies Cellular, Inc.	24,600	25
	Shenandoah Telecommunications Co.	700	30,499
*	SunCom Wireless Holdings, Inc.	539,200	916,640
	SureWest Communications	124,197	3,139,700
*	TALK America Holdings, Inc.	250,356	2,135,537
*	Time Warner Telecom, Inc.	197,966	2,500,311
*	UbiquiTel, Inc.	554,645	5,418,882
*	US LEC Corp.	247,100	523,852
*	Wireless Facilities, Inc.	571,704	2,572,668
*	Xeta Corp.	85,700	168,829
Total Telecommunication Services			51,412,781

Other — (0.0%)
* (R)	Big 4 Ranch, Inc.	35,000	0
*	Breed Technologies, Inc.	5,600	67
*	Bush Industries, Inc. Escrow Shares	2,300	53
*	Celebrity, Inc. Escrow Shares	13,500	0
*	Cygnus, Inc. Escrow Share	600	0
*	DLB Oil & Gas, Inc.	7,600	0
*	ePresence, Inc. Escrow Shares	191,500	24,895
* #	EquiMed, Inc. Nevis	6,533	1
*	Hoenig Group Escrow Shares	61,000	0
*	iGo Escrow Share	11,200	0

46

* (R)	Noel Group, Inc.	43,600	469
*	Petrocorp, Inc. Escrow Shares	37,100	2,226
*	Starbiz Restrictive Shares	2	0
*	StorageNetworks, Inc. Escrow Shares	56,400	1,528
*	Swisher International, Inc.	8,500	57,800
Total Other			87,039

TOTAL COMMON STOCKS			4,419,203,916

RIGHTS/WARRANTS — (0.0%)
*	American Banknote Corp. Warrants Series 1 10/01/07	205	0
* (R)	American Banknote Corp. Warrants Series 2 10/01/07	205	0
* #	Angeion Corp. Warrants 10/31/07	1,294	0
* (R)	Del Global Technologies Corp. Warrants 03/28/08	4,265	8,956
*	Imperial Credit Industries, Inc. Warrants 01/31/08	1,010	0
*	Optical Cable Corp. Warrants 10/24/07	655	0
* #	RCN Corp. Warrants 12/21/06	3	0
*	Tengasco, Inc. Warrants 09/12/08	2,306	0
*	Trump Entertainment Resorts, Inc. Warrants 05/23/06	7,028	24,598

TOTAL RIGHTS/WARRANTS			33,554

		Face Amount
		(000)
BONDS — (0.0%)
* (R)	Del Global Technologies Corp. Subordinated Promissory Note
	6.000%, 03/28/07	$9	0

TEMPORARY CASH INVESTMENTS — (9.3%)
	Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $327,410,000 U.S. Treasury Note 4.625%, 02/29/08, valued at $326,745,353) to be repurchaed at $320,376,659	320,336	320,336,261

	Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collateralized by $102,610,000 U.S. Treasury Note 4.375%, 12/15/10 & Tennessee Valley Authority 4.875%, 12/15/16, valued at $100,288,916) to be repurchased at $98,193,854	98,182	98,181,527

	Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $34,261,000 FHLMC Notes 4.00%, 09/22/09, valued at $33,789,911) to be repurchased at $33,294,069	33,290	33,290,000
TOTAL TEMPORARY CASH INVESTMENTS			451,807,788

TOTAL INVESTMENTS - (100.0%)
(Cost $3,832,607,014)##			$4,871,045,258

47

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value ††

JAPAN — (17.9%)
COMMON STOCKS — (17.9%)
	Adenka Corp.	87,000	$1,388,726
	Aichi Bank, Ltd.	11,100	1,240,697
#	Aichi Steel Corp.	136,000	1,223,632
	Aioi Insurance Co., Ltd.	928,735	6,853,766
	Aisin Seiki Co., Ltd.	182,500	6,476,723
	Ajinomoto Co., Inc.	849,000	9,039,936
	Akita Bank, Ltd.	115,000	605,115
	Alpine Electronics, Inc.	36,800	508,059
	Alps Electric Co., Ltd.	166,000	2,595,676
	Amada Co., Ltd.	480,000	4,530,211
#	Anritsu Corp.	67,000	384,297
	Aoyama Trading Co., Ltd.	73,200	2,254,832
	Asahi Breweries, Ltd.	541,200	7,315,052
	Asatsu-Dk, Inc.	32,500	1,166,985
#	Autobacs Seven Co., Ltd.	37,500	1,882,936
	Awa Bank, Ltd.	246,600	1,570,583
	Bank of Iwate, Ltd.	19,600	1,278,626
	Bank of Kyoto, Ltd.	363,400	4,239,901
	Bank of Nagoya, Ltd.	213,000	1,500,478
#	Calsonic Kansei Corp.	190,000	1,314,848
	Canon Sales Co., Inc.	124,900	2,670,774
	Central Glass Co., Ltd.	235,000	1,324,740
	Chiba Bank, Ltd.	365,000	3,074,393
#	Chudenko Corp.	41,100	749,420
	Chugoku Bank, Ltd.	247,800	3,562,297
	Citizen Watch Co., Ltd.	462,000	4,127,301
#	Coca-Cola West Japan Co., Ltd.	58,400	1,399,322
	Comsys Holdings Corp.	105,000	1,459,853
	Cosmo Oil Co., Ltd.	764,000	3,884,341
	Dai Nippon Printing Co., Ltd.	1,125,000	19,883,641
	Daibiru Corp.	9,000	96,682
	Daicel Chemical Industries, Ltd.	485,000	3,903,664
#	Daio Paper Corp.	87,000	924,117
	Daishi Bank, Ltd.	381,000	1,885,569
	Daiwa House Industry Co., Ltd.	663,000	10,611,139
	Denso Corp.	22,500	820,809
#	Ebara Corp.	298,000	1,852,933
	Ezaki Glico Co., Ltd.	174,600	1,634,544
	Fuji Electric Holdings Co., Ltd.	525,780	2,458,093
	Fuji Fire & Marine Insurance Co., Ltd.	297,000	1,199,000
	Fuji Heavy Industries, Ltd.	820,000	4,443,319
	Fuji Oil Co., Ltd.	55,200	520,578
	Fuji Photo Film Co., Ltd.	868,000	27,776,287

1

	Fujikura, Ltd.	355,000	3,942,335
	Fukui Bank, Ltd.	343,000	1,266,230
	Fukuoka Bank, Ltd.	702,000	5,955,847
#	Fukuyama Transporting Co., Ltd.	266,000	1,116,901
	Futaba Corp.	16,000	428,411
#	Futaba Industrial Co., Ltd.	62,500	1,412,880
	Glory, Ltd.	83,700	1,879,713
	Gunma Bank, Ltd.	529,000	3,938,335
	Gunze, Ltd.	248,000	1,581,743
	Hachijuni Bank, Ltd.	695,000	5,363,345
	Hankyu Department Stores, Inc.	128,000	1,129,822
	Hankyu Holdings, Inc.	174,000	920,850
#	Heiwa Corp.	81,500	1,253,917
	Heiwado Co., Ltd.	43,000	853,846
	Higo Bank, Ltd.	308,000	2,516,919
	Hiroshima Bank, Ltd.	70,000	422,961
	Hitachi Cable, Ltd.	236,000	1,332,259
	Hitachi Kokusai Electric, Inc.	87,000	1,056,293
	Hitachi Maxell, Ltd.	96,000	1,561,629
	Hitachi Metals, Ltd.	70,000	741,000
	Hitachi Software Engineering Co., Ltd.	46,200	857,969
	Hitachi Transport System, Ltd.	111,000	1,055,841
	Hitachi, Ltd.	5,642,000	39,303,033
	Hokkoku Bank, Ltd.	351,000	1,621,886
	Hokuetsu Paper Mills, Ltd.	162,000	997,852
	House Foods Corp.	117,000	1,808,884
	Hyakugo Bank, Ltd.	266,000	1,786,481
	Hyakujishi Bank, Ltd.	329,000	2,113,887
*	Ishikawajima-Harima Heavy Industries Co., Ltd.	819,000	2,483,575
#	Itoham Foods, Inc.	132,000	515,470
	Iyo Bank, Ltd.	329,000	3,236,806
#	Japan Airport Terminal Co., Ltd.	68,300	620,179
	JS Group Corp.	357,500	6,977,450
	Juroku Bank, Ltd.	349,000	2,469,215
	Kadokawa Holdings, Inc.	15,200	525,309
	Kagoshima Bank, Ltd.	273,000	2,178,037
	Kamigumi Co., Ltd.	357,000	2,724,447
	Kandenko Co., Ltd.	129,000	929,029
	Kanto Auto Works, Ltd.	12,600	183,628
	Katokichi Co., Ltd.	117,100	805,439
#	Kawasaki Heavy Industries, Ltd.	910,000	3,117,195
	Keiyo Bank, Ltd.	212,000	1,440,690
	Kikkoman Corp.	259,000	2,537,699
	Kinden Corp.	185,000	1,749,006
	Kirin Brewery Co., Ltd.	1,399,000	18,411,113
#	Kissei Pharmaceutical Co., Ltd.	41,000	700,225
	Koito Manufacturing Co., Ltd.	35,000	434,310
	Kokuyo Co., Ltd.	107,300	1,598,830
	Komori Corp.	77,000	1,623,558
	Koyo Seiko Co.	41,040	777,398
	Kuraray Co., Ltd.	592,000	7,116,462
	Kyocera Corp.	286,400	25,313,720
#	KYORIN Pharmaceutical Co., Ltd.	74,000	952,204
	Kyowa Hakko Kogyo Co., Ltd.	425,000	3,225,135
	Lintec Corp.	32,000	779,861

2

	Mabuchi Motor Co., Ltd.	36,300	1,860,880
#	Maeda Corp.	196,000	1,214,652
	Makita Corp.	78,000	2,268,402
	Marubeni Corp.	603,000	2,990,684
	Marui Co., Ltd.	408,600	7,740,945
#	Maruichi Steel Tube, Ltd.	117,000	2,970,375
	Matsushita Electric Industrial Co., Ltd.	3,676,135	77,306,974
	Matsushita Electric Works, Ltd.	496,000	5,778,084
	Meiji Dairies Corp.	268,000	1,452,828
	Meiji Seika Kaisha, Ltd. Tokyo	326,000	1,669,371
	Millea Holdings, Inc.	2,591	52,743,180
	Mitsubishi Gas Chemical Co., Inc.	305,000	3,602,137
	Mitsubishi Heavy Industries, Ltd.	5,345,000	25,104,183
	Mitsubishi Logistics Corp.	106,000	1,653,448
#	Mitsubishi Materials Corp.	975,000	5,040,415
	Mitsui Chemicals, Inc.	948,800	7,599,307
	Mitsui Engineering and Shipbuilding Co., Ltd.	347,000	1,084,942
	Mitsui Sumitoma Insurance Co., Ltd.	2,160,000	28,487,149
#	Mitsumi Electric Co., Ltd.	45,800	564,741
#	Mori Seiki Co., Ltd.	69,900	1,289,540
#	Morinaga Milk Industry Co., Ltd.	160,000	555,964
	Musashino Bank, Ltd.	21,300	1,219,260
	Nagase & Co., Ltd.	162,000	2,069,946
	Nanto Bank, Ltd.	317,000	1,860,707
	NGK Insulators, Ltd.	118,000	1,594,770
	NGK Spark Plug Co., Ltd.	144,000	3,264,570
#	Nichicon Corp.	72,900	916,814
	Nichirei Corp.	180,000	825,804
#	Nifco, Inc.	37,000	808,879
#	Nihon Unisys, Ltd.	69,100	964,549
	Nikko Cordial Corp.	36,000	566,721
	Nippon Express Co., Ltd.	1,094,000	5,787,999
	Nippon Kayaku Co., Ltd.	128,000	1,064,966
#	Nippon Light Metal Co., Ltd.	632,000	1,768,998
	Nippon Meat Packers, Inc., Osaka	248,000	2,460,543
	Nippon Mitsubishi Oil Corp.	2,211,050	16,765,628
	Nippon Paint Co., Ltd.	295,000	1,380,283
	Nippon Paper Group, Inc.	1,411	6,520,709
	Nippon Sheet Glass Co., Ltd.	663,000	2,793,097
	Nippon Shokubai Co., Ltd.	163,000	1,853,833
	Nippon Suisan Kaisha, Ltd.	254,000	1,002,192
	Nippon Television Network Corp.	9,400	1,375,214
	Nipro Corp.	42,000	624,192
#	Nishimatsu Construction Co., Ltd.	364,000	1,544,163
	Nishi-Nippon Railroad Co., Ltd.	78,000	279,888
	Nissay Dowa General Insurance Co., Ltd.	383,000	2,871,034
	Nisshin Seifun Group, Inc.	260,500	2,644,039
	Nisshin Steel Co., Ltd.	1,174,000	3,916,961
	Nisshinbo Industries, Inc.	305,000	3,206,893
	Nissin Food Products Co., Ltd.	94,200	2,873,651
	NSK, Ltd.	319,000	2,444,923
	Obayashi Corp.	794,000	5,931,992
	Ogaki Kyoritsu Bank, Ltd.	297,000	1,600,143
	Oita Bank, Ltd.	147,000	1,123,047
	Oji Paper Co., Ltd.	1,199,000	8,287,358

3

	Okumura Corp.	311,000	1,679,537
	Ono Pharmaceutical Co., Ltd.	142,700	6,419,288
	Onward Kashiyama Co., Ltd.	125,000	2,117,952
	Oriental Land Co., Ltd.	73,200	4,315,971
#	PanaHome Corp.	106,000	823,515
	Pioneer Electronic Corp.	218,000	3,407,808
	Promise Co., Ltd.	60,500	3,650,962
	Q.P. Corp.	136,600	1,307,135
	Rengo Co., Ltd.	286,000	2,044,255
	Ricoh Co., Ltd., Tokyo	802,000	14,849,311
	Rinnai Corp.	50,200	1,467,364
	Ryosan Co., Ltd.	33,600	916,589
#	Sanwa Shutter Corp.	238,000	1,583,712
#	Sanyo Chemical Industries, Ltd.	54,000	480,729
# *	Sanyo Electric Co., Ltd.	1,981,000	4,798,851
	Sapporo Hokuyo Holdings, Inc.	408	4,401,824
#	Sapporo Holdings, Ltd.	41,000	213,016
#	Seiko Epson Corp.	162,400	3,882,506
	Seino Holdings Co., Ltd.	216,000	2,108,604
	Sekisui Chemical Co., Ltd.	689,000	5,560,820
	Sekisui House, Ltd.	942,000	14,324,051
	SFCG Co., Ltd.	8,010	1,677,384
	Shiga Bank, Ltd.	272,000	1,922,181
	Shikoku Bank, Ltd.	186,000	921,183
#	Shima Seiki Manufacturing Co., Ltd.	23,700	693,561
	Shimachu Co., Ltd.	59,100	1,738,977
	Shinko Securities Co., Ltd.	540,000	2,776,004
	Shizuoka Bank, Ltd.	861,000	8,441,158
	Sohgo Security Services Co.,Ltd.	101,300	1,650,603
	Sompo Japan Insurance, Inc.	1,491,000	21,654,657
	Sony Corp.	971,100	45,468,686
	Sumitomo Bakelite Co., Ltd.	105,000	894,883
	Sumitomo Corp.	471,000	6,363,025
	Sumitomo Electric Industries, Ltd.	899,000	13,509,293
	Sumitomo Forestry Co., Ltd.	158,000	1,604,765
	Sumitomo Metal Mining Co., Ltd.	33,000	437,118
	Sumitomo Osaka Cement Co., Ltd.	534,000	1,668,121
	Sumitomo Trust & Banking Co., Ltd.	695,000	7,046,310
	Sumitomo Warehouse Co., Ltd.	174,000	1,371,772
	Suzuken Co., Ltd.	99,700	2,963,877
	Suzuki Motor Corp.	476,000	9,452,149
	Taiheiyo Cement Corp.	1,209,800	5,205,655
	Taisho Pharmaceutical Co., Ltd.	217,000	4,593,402
	Taiyo Yuden Co., Ltd.	152,000	2,314,845
	Takara Standard Co., Ltd.	118,000	767,182
	Takashimaya Co., Ltd.	124,000	1,796,313
	Tanabe Seiyaku Co., Ltd.	273,000	3,014,533
	TDK Corp.	123,600	8,561,981
	Teijin, Ltd.	893,000	6,025,694
	Teikoku Oil Co., Ltd.	346,000	4,675,573
	The 77 Bank, Ltd.	464,000	3,496,194
	The Joyo Bank, Ltd.	1,034,000	6,631,199
	The Nisshin Oillio Group, Ltd.	147,000	1,129,091
	The San-in Godo Bank, Ltd.	267,000	2,656,795
	Toda Corp.	269,000	1,374,068

4

	Toho Bank, Ltd.	285,000	1,467,737
	Tokai Rubber Industries, Ltd.	6,000	92,613
	Tokai Tokyo Securities Co., Ltd.	155,000	1,008,286
	Tokyo Broadcasting System, Inc.	73,400	2,187,488
	Tokyo Dome Corp.	124,000	684,918
	Tokyo Steel Manufacturing Co., Ltd.	148,400	2,851,510
	Tokyo Style Co., Ltd.	133,000	1,523,032
	Tokyo Tatemono Co., Ltd.	143,000	1,383,117
	Toppan Forms Co., Ltd.	48,500	746,330
	Toppan Printing Co., Ltd.	841,000	10,743,648
	Toshiba TEC Corp.	181,000	932,512
	Toyo Ink Manufacturing Co., Ltd.	213,000	1,070,728
	Toyo Seikan Kaisha, Ltd.	287,600	4,959,331
	Toyo Suisan Kaisha, Ltd.	88,000	1,283,080
	Toyoda Gosei Co., Ltd.	57,300	1,222,475
	Toyota Auto Body Co., Ltd.	105,100	2,043,268
	TV Asahi Corp.	931	2,418,776
	UFJ NICOS Co., Ltd.	191,000	1,833,250
	UNY Co., Ltd.	218,000	3,316,205
#	Victor Co. of Japan, Ltd.	160,000	864,818
#	Wacoal Corp.	149,000	2,054,261
	Yamaguchi Bank, Ltd.	205,000	2,923,463
	Yamaha Corp.	250,100	4,297,468
	Yamanashi Chuo Bank, Ltd.	241,000	1,842,131
	Yamatake Corp.	47,700	1,138,540
	Yamato Kogyo Co., Ltd.	55,000	1,141,565
#	Yamazaki Baking Co., Ltd.	155,000	1,252,819
	Yodogawa Steel Works, Ltd.	176,000	1,074,670
	Yokohama Rubber Co., Ltd.	410,000	2,181,411
#	York-Benimaru Co., Ltd.	29,300	971,936

TOTAL — JAPAN			992,836,339

UNITED KINGDOM — (17.6%)
COMMON STOCKS — (17.6%)
	Amvescap P.L.C.	655,026	6,187,574
	Anglo America P.L.C.	2,904,256	108,191,753
	Arriva P.L.C.	231,050	2,441,459
	Associated British Foods P.L.C.	1,019,205	15,635,185
	Associated British Ports Holdings P.L.C.	378,800	4,104,941
	Aviva P.L.C.	2,630,567	36,396,865
	AWG P.L.C.	76,018	1,475,439
	BAA P.L.C.	1,792,377	25,147,028
	BAE Systems P.L.C.	4,091,396	30,116,962
	Barratt Developments P.L.C.	338,959	6,140,534
	BBA Group P.L.C.	698,015	3,277,475
	Bellway P.L.C.	38,000	780,707
	Bovis Homes Group P.L.C.	132,000	1,849,312
	Bradford & Bingley P.L.C.	568,636	4,664,252
*	British Airways P.L.C.	1,839,331	10,584,715
	British Land Co. P.L.C.	885,883	18,782,621
	Brixton P.L.C.	359,333	2,933,408
	Cable and Wireless P.L.C.	3,611,659	6,747,045
	Carnival P.L.C.	174,347	9,524,877

5

*	Colt Telecom Group P.L.C.	698,726	755,967
	Compass Group P.L.C.	1,241,519	4,725,874
	Corus Group P.L.C.	6,312,988	7,973,395
	Derwent Valley Holdings P.L.C.	49,351	1,483,573
	DSG International	2,312,861	6,974,462
*	Easyjet P.L.C.	294,025	1,909,029
	Friends Provident P.L.C.	2,672,412	9,689,257
	GKN P.L.C.	851,321	5,071,859
	Great Portland Estates P.L.C.	239,324	1,943,943
	Greene King P.L.C.	210,526	2,707,758
	Hammerson P.L.C.	468,800	9,370,461
	Hanson P.L.C.	1,215,181	14,834,830
	HBOS P.L.C.	1,806,129	33,635,888
*	Henderson Group P.L.C.	404,000	578,850
	Hilton Group P.L.C.	3,435,243	22,174,814
	InterContinental Hotels Group P.L.C.	949,666	14,596,765
	International Power P.L.C.	2,525,271	12,652,979
	ITV P.L.C.	6,357,283	12,090,940
	Johnston Press P.L.C.	140,518	1,152,764
	Kelda Group P.L.C.	161,510	2,255,513
	Kingfisher P.L.C.	2,829,717	11,318,092
	Land Securities Group P.L.C.	402,724	12,992,340
	Liberty International P.L.C.	469,345	9,123,294
	London Merchant Securities P.L.C.	358,862	1,761,031
	MFI Furniture Group P.L.C.	66,600	107,203
	Millennium and Copthorne Hotels P.L.C.	493,245	3,777,586
	Mitchells & Butlers P.L.C.	630,549	4,377,561
	Morrison (Wm.) Supermarkets P.L.C.	2,781,217	10,398,473
	Pearson P.L.C.	924,664	11,484,625
	Peninsular & Oriental Steam Navigation P.L.C.	1,151,857	10,424,373
	Pennon Group P.L.C.	54,820	1,343,614
	Persimmon P.L.C.	330,998	8,103,013
*	Premier Oil P.L.C.	119,812	1,756,820
	Resolution P.L.C.	278,864	3,256,797
	Rio Tinto P.L.C.	924	43,486
*	Rolls Royce Group P.L.C.	2,803,784	21,552,255
	Royal & Sun Alliance Insurance Group P.L.C.	5,108,945	11,649,251
	Royal Bank of Scotland Group P.L.C.	2,973,852	99,472,672
	Sabmiller P.L.C.	57,339	1,139,692
	Sainsbury (J.) P.L.C.	2,650,025	14,879,663
	Scottish & Newcastle P.L.C.	1,124,419	10,097,106
	Scottish Power P.L.C.	2,139,658	21,887,299
	Severn Trent P.L.C.	210,597	4,258,443
*	Shire P.L.C.	683,427	10,675,344
	Slough Estates P.L.C.	706,900	7,548,186
	Stanley Leisure P.L.C.	101,834	1,490,992
	Tate & Lyle P.L.C.	660,070	6,921,461
	Taylor Woodrow P.L.C.	998,309	7,276,056
*	The Berkeley Group Holdings P.L.C.	228,802	4,469,721
	Trinity Mirror P.L.C.	495,640	5,015,074
	United Utilities P.L.C.	265,595	3,180,187
	Vodafone Group P.L.C.	70,485,499	135,050,644
	Whitbread P.L.C.	459,897	8,539,057
	Wilson Bowden P.L.C.	105,900	2,769,868
	Wimpey (George) P.L.C.	477,721	4,631,687

6

	Wolverhampton & Dudley Breweries P.L.C.	107,366	2,299,006
	Woolworths Group P.L.C.	2,125,199	1,257,607
	WPP Group P.L.C.	1,459,435	16,949,129
	Xstrata P.L.C.	620,563	18,116,937

TOTAL — UNITED KINGDOM			972,956,718

FRANCE — (12.0%)
COMMON STOCKS — (12.0%)
	Air France-KLM	192,225	4,447,812
	Air Liquide SA Primes De Fid 02	9,820	1,956,133
	Arcelor SA	167,800	6,131,596
	Assurances Generales de France (AGF)	177,559	18,444,542
	AXA SA	2,905,543	102,734,502
	BNP Paribas SA	1,553,499	143,770,774
	Bongrain SA	7,145	453,205
*	Business Objects SA	94,856	3,520,566
*	Cap Gemini SA	181,712	8,958,959
	Casino Guichard Perrachon SA	36,376	2,267,416
	CNP Assurances	58,635	5,614,696
	Compagnie de Saint-Gobain	598,264	39,912,369
	Compagnie Francaise d’Etudes et de Construction Technip SA	105,512	6,340,256
	Credit Agricole SA	27,709	1,012,087
	Eiffage SA	10,431	1,181,085
	Esso SA	686	145,855
	Euler-Hermes SA	10,758	1,210,175
*	European Aeronautic Defence & Space Co.	497,789	18,248,750
#	Faurecia SA	30,445	1,904,806
	Fimalac SA	24,668	1,949,468
	Generale des Establissements Michelin SA Series B	242,490	14,792,323
	Havas SA	300,744	1,418,827
	Imerys SA	44,000	3,758,244
	LaFarge SA	270,758	28,325,276
	LaFarge SA Prime Fidelity	85,542	8,989,018
	Lagardere S.C.A. SA	10,900	842,622
	Peugeot SA	287,794	16,777,541
	PPR SA	101,748	11,721,676
	Remy Cointreau SA	56,022	2,784,427
	Renault SA	379,599	36,476,630
	Schneider SA	329,932	33,713,244
	SCOR SA	887,496	2,132,728
	SEB SA Prime Fidelity	9,900	1,066,286
	Societe BIC SA	52,288	3,189,470
	Societe des Ciments de Francais SA	32,128	4,761,941
	Societe Generale Paris	293,528	41,567,409
#	Sodexho Alliance SA	122,494	5,211,830
	Suez (ex Suez Lyonnaise des Eaux)	72,747	2,671,827
	Thomson Multimedia	345,508	5,935,506
	Unibail SA	58,749	9,628,971
	Valeo SA	111,001	4,442,628
	Vivendi Universal SA	1,776,315	53,732,641

TOTAL — FRANCE			664,146,117

7

GERMANY — (8.8%)
COMMON STOCKS — (8.8%)
	Allianz AG	11,053	1,785,107
	AMB Generali Holding AG	38,497	4,479,591
	BASF AG	136,709	10,342,653
	Bayer AG	498,853	20,121,062
	Bayerische Motoren Werke (BMW) AG	602,283	28,954,358
	Bilfinger & Berger Bau AG	23,702	1,362,991
	Commerzbank AG	1,007,513	36,812,699
	DaimlerChrysler AG	1,734,297	96,370,130
	Deutsche Bank AG	781,091	86,413,047
#	Deutsche Lufthansa AG	368,078	6,064,622
	E.ON AG	178,249	19,769,182
	Fraport AG	68,708	5,250,050
*	GEA Group AG	254,625	4,166,745
	Hannover Rueckversicherung AG	23,997	910,952
	Heidelberger Druckmaschinen AG	34,552	1,483,495
	Hochtief AG	120,552	6,469,768
	Hypo Real Estate Holding AG	84,277	5,531,580
*	Infineon Technologies AG	1,029,137	9,507,922
	IVG Immobilien AG	30,276	786,521
*	Lanxess AG	49,885	1,720,469
	Linde AG	77,043	6,095,222
	Munchener Rueckversicherungs-Gesellschaft AG	228,547	31,026,202
	Salzgitter AG	13,041	886,151
	SCA Hygiene Products AG	3,550	1,376,507
#	Suedzucker AG	86,557	2,286,854
	ThyssenKrupp AG	563,346	14,269,857
#	TUI AG	289,796	5,723,465
*	Unicredito Italiano SpA	5,702,257	41,016,806
	Vattenfall Europe AG	76,106	4,019,140
#	Volkswagen AG	499,652	34,991,310

TOTAL — GERMANY			489,994,458

SWITZERLAND — (6.1%)
COMMON STOCKS — (6.1%)
	Baloise-Holding AG	214,760	13,605,544
	Banque Cantonale Vaudoise	12,608	4,036,365
#	Ciba Spezialitaetenchemie Holding AG	81,000	5,008,115
	Cie Financiere Richemont AG Series A	1,251,000	54,476,455
*	Clariant AG	150,221	2,295,427
	Credit Suisse Group	1,756,088	97,261,301
	Givaudan SA	5,792	4,146,458
	Holcim, Ltd.	213,012	16,775,598
	Pargesa Holding SA	96,750	9,183,366
*	PSP Swiss Property AG	109,600	5,180,796
	Sig Holding AG	10,888	2,414,486
	St. Galler Kantonalbank	10,146	3,548,529
	Swiss Life AG	132,137	24,496,712
	Swiss Reinsurance Co., Zurich	371,429	26,458,866
	Syngenta AG	165,100	23,384,497
*	Unaxis Holding AG	32,999	6,917,134
	Zurich Financial SVCS AG	167,090	39,457,255
TOTAL COMMON STOCKS			338,646,904

8

RIGHTS/WARRANTS — (0.0%)
*	Syngenta AG Put Option 05/23/06	165,100	203,866

TOTAL — SWITZERLAND			338,850,770

NETHERLANDS — (5.1%)
COMMON STOCKS — (5.1%)
	ABN AMRO Holding NV	35,897	1,046,059
	Aegon NV	2,897,384	47,778,866
	Buhrmann NV	107,665	1,803,909
	Hunter Douglas NV	49,802	3,001,376
	ING Groep NV	2,646,499	99,470,643
*	Koninklijke Ahold NV	1,815,643	14,819,146
	Koninklijke DSM NV	268,234	11,155,482
	Koninklijke KPN NV	2,458,914	25,456,119
	Koninklijke Philips Electronics NV	2,056,529	66,926,039
	Telegraaf Media Groep NV	6,800	160,478
	VNU NV	387,846	12,566,924

TOTAL — NETHERLANDS			284,185,041

SPAIN — (4.9%)
COMMON STOCKS — (4.9%)
	Abertis Infraestructuras SA	310,251	8,033,268
	Acciona SA	45,268	6,310,548
#	Acerinox SA	261,360	4,005,073
#	Arcelor SA	30,000	1,102,676
	Banco de Andalucia SA	900	97,033
	Banco de Sabadell SA	412,023	12,427,686
	Banco Pastor SA	59,400	3,344,825
	Banco Santander Central Hispanoamerica SA	6,380,474	93,215,553
	Cementos Portland SA	21,016	1,978,436
	Corporacion Mapfre Compania Internacional de Reaseguros SA	146,555	2,824,103
	Ebro Puleva SA	120,322	2,191,247
	Endesa SA	1,557,828	52,163,967
#	Gas Natural SDG SA	213,778	6,502,827
	Iberdrola SA	535,000	16,873,889
	Iberia Lineas Aereas de Espana SA	617,500	1,759,134
	Inmobiliaria Urbis SA	96,328	2,061,446
	Repsol SA	1,547,213	43,246,712
#	Sacyr Vallehermoso SA	46,125	1,296,831
#	Sociedad General de Aguas de Barcelona SA Class A	120,678	3,338,013
#	Sol Melia SA	157,217	2,337,414
#	Union Fenosa SA	230,000	8,630,946

TOTAL — SPAIN			273,741,627

9

AUSTRALIA — (4.1%)
COMMON STOCKS — (4.1%)
ABC Learning Centres, Ltd.	78,900	443,936
Amcor, Ltd.	904,245	4,965,006
AMP, Ltd.	235,161	1,493,726
Ansell, Ltd.	303,463	2,465,968
# APN News & Media, Ltd.	509,371	1,790,482
# Australand Property Group	1,110,079	1,669,569
AWB, Ltd.	385,762	1,070,919
AXA Asia Pacific Holdings, Ltd.	2,837,724	12,253,972
Bendigo Bank, Ltd.	14,862	157,564
Bluescope Steel, Ltd.	1,281,166	6,225,905
Boral, Ltd.	967,648	6,280,416
Brickworks, Ltd.	37,510	370,493
Caltex Australia, Ltd.	209,534	2,667,115
Commonwealth Bank of Australia	1,376,395	45,691,193
CSR, Ltd.	1,514,337	4,262,491
Downer EDI, Ltd.	276,323	1,605,113
Foster’s Group, Ltd.	1,591,522	6,406,504
Futuris Corp., Ltd.	533,719	931,577
Insurance Australiz Group, Ltd.	783,855	3,121,923
John Fairfax Holdings, Ltd.	719,006	2,100,998
Lend Lease Corp., Ltd.	581,006	5,728,522
Lion Nathan, Ltd.	871,345	5,157,934
* Mayne Pharma, Ltd.	1,332,732	2,741,066
Mirvac, Ltd.	1,253,552	3,909,923
National Australia Bank, Ltd.	2,257,535	61,273,699
Onesteel, Ltd.	516,322	1,468,933
Orica, Ltd.	1	17
Origin Energy, Ltd.	826,418	4,219,070
Paperlinx, Ltd.	727,704	1,831,448
Promina Group, Ltd.	1,219,905	4,915,622
Publishing and Broadcasting, Ltd.	190,851	2,404,434
Qantas Airways, Ltd.	3,601,023	10,913,015
Santos, Ltd.	988,180	8,305,760
Seven Network, Ltd.	136,508	830,493
* Symbion Health, Ltd.	1,332,732	3,294,647
Zinifex, Ltd.	434,000	2,466,596

TOTAL — AUSTRALIA		225,436,049

SWEDEN — (2.9%)
COMMON STOCKS — (2.9%)
Cardo AB	2,900	85,926
Electrolux AB Series B	324,100	8,963,791
Fabege AB	173,980	3,453,249
Gambro AB Series A	515,400	5,253,455
Gambro AB Series B	216,300	2,225,631
Holmen AB Series A	6,300	253,880
Holmen AB Series B	155,700	6,040,148
NCC AB Series B	59,700	1,356,886
Nordea Bank AB	3,078,600	34,799,248
Skandinaviska Enskilda Banken Series A	546,400	12,076,201
Skandinaviska Enskilda Banken Series C	9,800	210,396
SKF AB Series A	90,600	1,320,998

10

	SKF AB Series B	118,800	1,725,068
	SSAB Swedish Steel Series A	180,800	8,123,491
	SSAB Swedish Steel Series B	60,500	2,554,338
	Svenska Cellulosa AB Series A	19,000	797,334
	Svenska Cellulosa AB Series B	221,100	9,271,750
	Svenska Handelsbanken Series A	365,500	9,511,945
	Tele2 AB Series B	184,250	1,988,618
	TeliaSonera AB	2,921,500	15,558,310
	Trelleborg AB Series B	160,600	3,344,768
	Volvo AB Series A	243,200	10,301,761
	Volvo AB Series B	443,400	19,344,630
*	Wihlborgs Fastigheter AB	34,796	959,771

TOTAL — SWEDEN			159,521,593

HONG KONG — (2.6%)
COMMON STOCKS — (2.6%)
	Cheung Kong Holdings, Ltd.	2,742,000	28,742,071
	China Overseas Land & Investment, Ltd.	2,706,000	1,469,746
#	China Travel International Investment, Ltd.	680,000	182,573
	China Unicom, Ltd.	5,346,000	4,596,706
#	CITIC International Financial	1,425,000	645,089
	Citic Pacific, Ltd.	934,000	2,777,032
	Great Eagle Holdings, Ltd.	308,987	995,408
	Hang Lung Group, Ltd.	2,518,000	5,545,294
	Henderson Land Development Co., Ltd.	1,122,000	5,974,948
	Hong Kong and Shanghai Hotels, Ltd.	892,417	1,057,739
	Hopewell Holdings, Ltd.	1,455,000	4,055,026
	Hutchison Whampoa, Ltd.	3,827,000	36,254,166
	Hysan Development Co., Ltd.	2,168,279	5,265,147
	Industrial & Commercial Bank of China (Asia), Ltd.	408,000	558,231
#	Kerry Properties, Ltd.	2,227,099	7,092,458
	New World China Land, Ltd.	891,200	396,225
	New World Development Co., Ltd.	3,330,591	5,293,397
	Shanghai Industrial Holdings, Ltd.	1,094,000	2,342,077
#	Shangri-La Asia, Ltd.	3,000,733	4,797,425
#	Sino Land Co., Ltd.	4,718,766	7,036,362
	Tsim Sha Tsui Properties, Ltd.	473,414	1,047,658
	Wharf Holdings, Ltd.	3,212,214	11,834,298
	Wheelock and Co., Ltd.	3,940,000	7,032,441
	Wheelock Properties, Ltd.	1,485,000	1,146,788

TOTAL — HONG KONG			146,138,305

ITALY — (2.3%)
COMMON STOCKS — (2.3%)
	Banca Antoniana Popolare Veneta SpA	83,000	2,615,477
#	Banca Monte Dei Paschi di Siena SpA	2,702,356	13,977,527
# *	Banca Nazionale del Lavoro SpA	2,230,687	7,749,708
	Banca Popolare di Milano Scarl	1,011,678	12,787,419
	Banca Popolare Italiana	437,995	4,799,134
	Benetton Group SpA	181,249	2,309,447
	Buzzi Unicem SpA	181,398	3,753,160

11

#	Caltagirone Editore SpA	184,888	1,613,908
	Capitalia SpA	2,992,113	22,599,696
	CIR SpA (Cie Industriale Riunite), Torino	500,000	1,498,045
#	Compagnia Assicuratrice Unipol SpA	1,822,774	5,741,191
# *	Fiat SpA	1,054,970	11,420,316
	Fondiaria - Sai SpA	167,605	6,713,177
	Italcementi SpA	341,502	6,990,828
	Italmobiliare SpA	33,664	2,584,691
	Milano Assicurazioni SpA	182,000	1,391,631
	Pirelli & Co. SpA	1,486,658	1,404,292
	San Paolo-IMI SpA	917,918	16,198,406
	Societe Cattolica di Assicurazoni Scarl SpA	8,800	502,410

TOTAL — ITALY			126,650,463

CANADA — (1.9%)
COMMON STOCKS — (1.9%)
	AGF Management, Ltd. Class B Non-Voting	9,766	185,618
	Alcan, Inc.	426,878	18,593,393
	Astral Media, Inc. Class A	40,238	1,160,987
	Atco, Ltd. Class 1 Non-Voting	43,100	1,395,644
*	Bombardier, Inc. Class B	893,900	2,281,059
	Canadian Pacific Railway, Ltd.	108,700	5,566,756
*	CGI Group, Inc.	321,800	2,418,208
	Corus Entertainments, Inc. Class B Non-Voting	14,800	466,875
	EL Financial Corp., Ltd.	600	295,658
	Emera, Inc.	27,000	475,164
	Empire Co., Ltd. Class A Non-Voting	25,400	933,125
#	Fairfax Financial Holdings, Inc. Subordinate Voting	16,800	2,434,888
	Fairmont Hotels & Resorts, Inc.	14,300	633,682
	Gerdau Ameristeel Corp.	89,400	721,367
	Industrial Alliance Insurance & Financial Services, Inc.	32,400	910,604
	Intrawest Corp.	47,800	1,522,180
	Jean Coutu Group PJC, Inc. Class A Subordinate Voting	28,100	328,363
*	Kinross Gold Corp.	67,900	626,751
	Magna International, Inc. Class A	125,170	9,334,469
	Manitoba Telecom Services, Inc.	16,600	555,938
	MDS, Inc.	69,700	1,410,621
	Mi Developments, Inc.	46,800	1,593,288
	New Maple Leaf Foods, Inc.	42,900	519,051
#	Northbridge Financial Corp.	15,000	410,225
	Nova Chemicals Corp.	80,600	2,634,066
*	Quebecor, Inc. Class B Subordinate Voting	39,800	945,576
	Sears Canada, Inc.	26,300	405,452
	Sherritt International Corp.	75,700	672,770
	Sobeys, Inc.	22,400	746,043
#	Sun Life Financial, Inc.	887,500	38,851,797
	Torstar Corp. Class B Non-Voting	26,700	538,722
#	Transalta Corp.	229,855	4,890,575
	West Fraser Timber Co., Ltd.	30,800	1,124,188

TOTAL — CANADA			105,583,103

12

	IRELAND — (1.7%)
	COMMON STOCKS — (1.7%)
	Allied Irish Banks P.L.C.	688,656	16,439,337
	Bank of Ireland P.L.C.	1,181,012	21,025,492
	CRH P.L.C.	1,243,314	40,716,119
	Irish Life & Permanent P.L.C.	650,175	14,326,005

	TOTAL — IRELAND		92,506,953

	NORWAY — (1.4%)
	COMMON STOCKS — (1.4%)
	DNB Nor ASA Series A	1,363,794	16,547,128
*	Fred Olsen Energy ASA	34,000	1,218,247
	Norsk Hydro ASA	290,220	33,994,342
	Norske Skogindustrier ASA Series A	353,571	5,290,462
	Orkla ASA Series A	289,450	12,616,505
	Storebrand ASA	713,900	7,880,668

	TOTAL — NORWAY		77,547,352

	FINLAND — (1.3%)
	COMMON STOCKS — (1.3%)
	Fortum Oyj	458,600	11,094,907
	Huhtamaki Oyj	2,300	42,619
	Kemira Oyj	101,377	1,754,486
	Kesko Oyj	157,000	4,934,063
	Metso Oyj	219,166	8,076,006
	M-Real Oyj Series B	253,400	1,271,258
	Okobank Class A	130,000	2,187,138
	Outokumpu Oyj Series A	351,300	6,374,409
	Rautaruukki Oyj Series K	84,300	2,840,845
	Stora Enso Oyj Series R	922,500	13,145,138
	UPM-Kymmene Oyj	865,900	18,370,813
	Wartsila Corp. Oyj Series B	59,400	2,164,596

	TOTAL — FINLAND		72,256,278

	DENMARK — (1.2%)
	COMMON STOCKS — (1.2%)
	A P Moller - Maersk A.S.	435	3,986,981
	Carlsberg A.S. Series B	76,475	4,787,988
	Codan A.S.	57,000	3,750,213
	Danisco A.S.	100,730	7,388,531
	Danske Bank A.S.	652,453	23,264,532
*	Jyske Bank A.S.	89,350	4,696,239
	Nordea Bank AB	475,918	5,381,266
#	Sydbank A.S.	71,200	2,092,503
# *	Vestas Wind Systems A.S.	434,000	9,092,759

	TOTAL — DENMARK		64,441,012

13

BELGIUM — (1.1%)
COMMON STOCKS — (1.1%)
Ackermans & Van Haaren SA	4,187	258,111
Banque Nationale de Belgique	1,049	4,003,642
Bekaert SA	2,787	286,264
Cofinimmo SA	1,108	175,645
Compagnie Nationale a Portefeuille	4,029	1,381,310
* Cumerio VVPR	2,009	239
Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean	231,485	15,442,604
Dexia SA	386,808	9,606,766
D’Ieteren SA	431	129,386
Groupe Bruxelles Lambert SA	55,500	6,092,145
InBev NV	169,938	7,855,944
KBC Bancassurance Holding SA	32,088	3,349,857
Suez (ex Suez Lyonnaise des Eaux)	95,400	3,497,556
Umicore	70,740	10,048,317
TOTAL COMMON STOCKS		62,127,786

RIGHTS/WARRANTS — (0.0%)
* Umicore-Strip VVPR	2,009	263

TOTAL — BELGIUM		62,128,049

SINGAPORE — (0.6%)
COMMON STOCKS — (0.6%)
# Creative Technology Co., Ltd.	39,550	307,715
DBS Group Holdings, Ltd.	813,000	8,177,125
Fraser & Neave, Ltd.	484,290	5,676,841
Keppel Land, Ltd.	258,000	698,501
Neptune Orient Lines, Ltd.	189,000	291,588
Singapore Airlines, Ltd.	1,258,000	11,417,653
Singapore Land, Ltd.	723,000	2,699,000
* STATS ChipPAC, Ltd.	240,000	167,423
United Overseas Bank, Ltd.	66,000	607,469
# United Overseas Land, Ltd.	1,740,600	2,860,921

TOTAL — SINGAPORE		32,904,236

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Banco BPI SA	635,057	3,430,133
Banco Comercial Portugues SA	3,187,633	9,464,382
# Banco Espirito Santo SA	192,268	3,168,253
Cimpor Cimentos de Portugal SA	310,009	1,895,794
# Portucel-Empresa Produtora de Pasta de Papel SA	1,442,478	3,679,714

TOTAL — PORTUGAL		21,638,276

GREECE — (0.4%)
COMMON STOCKS — (0.4%)
Alpha Bank A.E.	42,048	1,598,735

14

Bank of Greece	11,360	1,543,138
Coca-Cola Hellenic Bottling Co. S.A.	39,102	1,165,482
* Emporiki Bank of Greece S.A.	94,952	3,357,932
Hellenic Petroleum S.A.	289,844	4,034,242
* Hellenic Telecommunication Organization Co. S.A.	420,489	8,945,902
Piraeus Bank S.A.	4,600	139,011

TOTAL — GREECE		20,784,442

AUSTRIA — (0.2%)
COMMON STOCKS — (0.2%)
Boehler-Uddeholm AG	6,874	1,289,571
Voestalpine AG	74,323	8,662,336
Wienerberger AG	21,081	977,398

TOTAL — AUSTRIA		10,929,305

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Air New Zealand, Ltd.	144,958	123,638
Contact Energy, Ltd.	61,970	294,527
Fletcher Building, Ltd.	772,640	4,025,794

TOTAL — NEW ZEALAND		4,443,959

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Vodafone Group P.L.C. ADR	75,000	1,449,000

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Rekapacific Berhad	691,000	0

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (5.4%)
Repurchase Agreement, Mizuho Securities USA 4.53%, 03/01/06 (Collateralized by $344,552,892 U.S. STRIPS, rates ranging from 0% to 8.125%, maturities ranging from 05/15/07 to 08/15/26, valued at $193,800,000) to be repurchased at $190,023,908	$190,000	190,000,000

Repurchase Agreement, Deutsche Bank Securities 4.52%, 03/01/06 (Collateralized by $89,066,000 U.S. TIPS 2.00%, 01/15/26 & U.S. Treasury Notes, 3.125%, 04/15/09 & 3.375%, 10/15/09, valued at $86,396,398) to be repurchased at $84,712,827	84,702	84,702,192

15

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $25,047,000 FHLMC Notes 4.00%, 09/22/09, valued at $24,702,604) to be repurchased at $24,339,975	24,337	24,337,000
TOTAL TEMPORARY CASH INVESTMENTS		299,039,192

TOTAL INVESTMENTS - (100.0%)
(Cost $4,039,619,484)##		$5,540,108,637

16

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value††

COMMON STOCKS — (74.6%)
Industrials — (21.4%)
# *	A&A Material Corp.	190,000	$354,636
#	Advan Co., Ltd.	69,000	1,311,279
	ADVANEX, Inc.	78,000	278,037
	Aica Kogyo Co., Ltd.	192,000	2,604,894
	Aichi Corp.	202,200	1,667,481
	Aida Engineering, Ltd.	113,000	850,134
	Airport Facilities Co., Ltd.	147,970	972,778
	Airtech Japan, Ltd.	20,100	194,319
#	Alps Logistics Co., Ltd.	41,700	919,850
#	Altech Co., Ltd.	23,000	143,520
	Altech Corp.	23,250	350,165
	Amano Corp.	184,000	3,313,511
	Ando Corp.	206,000	581,031
	Anest Iwata Corp.	125,000	795,117
*	Arai-Gumi, Ltd.	59,550	119,814
	Asahi Diamond Industrial Co., Ltd.	200,000	1,859,898
	Asahi Kogyosha Co., Ltd.	78,000	388,782
	Asahi Pretec Corp.	66,000	1,774,854
*	Asahi Tec Corp.	145,000	385,884
	Asanuma Corp.	189,000	443,663
	Asia Air Survey Co., Ltd.	32,000	191,238
#	Asia Securities Printing Co., Ltd.	52,000	917,443
	Asunaro Construction, Ltd.	128,000	1,223,243
	Ataka Construction & Engineering Co., Ltd.	60,000	285,859
#	Bando Chemical Industries, Ltd.	269,000	1,214,885
	Biken Techno Corp.	14,100	140,279
#	BSL Corp.	540,354	976,915
	Bunka Shutter Co., Ltd.	180,000	1,103,145
	Central Security Patrols Co., Ltd.	31,400	259,399
	Chudenko Corp.	131,200	2,392,309
#	Chugai Ro Co., Ltd.	235,000	1,140,951
#	Chuo Denki Kogyo Co., Ltd.	54,000	237,353
#	CKD Corp.	177,000	2,666,145
	Commuture Corp.	112,202	1,109,363
#	Cosel Co., Ltd.	53,500	2,110,425
	CTI Engineering Co., Ltd.	38,200	352,027
	Dai-Dan Co., Ltd.	123,000	897,371
	Daihen Corp.	355,000	1,715,736
	Daiho Corp.	164,000	453,783
#	Dai-Ichi Jitsugyo Co., Ltd.	141,000	763,117
	Daimei Telecom Engineering Corp.	111,000	1,649,996
	Daiseki Co., Ltd.	82,560	1,345,880
*	Daisue Construction Co., Ltd.	242,500	352,647

1

	Daiwa Industries, Ltd.	126,000	984,721
	Danto Corp.	62,000	230,121
#	Densei-Lambda KK	47,984	888,347
	Denyo Co., Ltd.	66,000	936,867
	DMW Corp.	1,600	69,293
#	Eneserve Corp.	69,800	1,205,431
# *	Enshu, Ltd.	128,000	415,005
# *	Fudo Construction Co., Ltd.	466,200	722,526
*	Fuji Electric Construction Co., Ltd.	41,000	84,972
# *	Fujita Corp.	115,010	979,240
#	Fujitec Co., Ltd.	242,000	1,514,754
	Fujitsu Devices, Inc.	59,000	842,032
	Fukuda Corp.	113,000	595,254
	Fukusima Industries Corp.	25,500	355,996
#	Fukuyama Transporting Co., Ltd.	641,000	2,691,480
*	Funai Consulting, Co., Ltd.	5,000	40,070
# *	Furukawa Co., Ltd.	1,106,000	2,668,929
	Furusato Industries, Ltd.	41,000	860,376
	Futaba Corp.	62,200	1,665,448
	Goodwill Group, Inc.	6	4,286
# *	GS Yuasa Corp.	925,000	2,317,653
#	Hakuyosha Co., Ltd.	88,000	276,204
	Haltec Corp.	32,000	66,308
*	Hamai Co., Ltd.	77,000	240,083
	Hanwa Co., Ltd.	593,000	2,594,558
*	Hazama Corp.	226,600	667,153
	Hibiya Engineering, Ltd.	96,000	1,038,854
#	Hisaka Works, Ltd.	41,000	755,489
#	Hitachi Kiden Kogyo, Ltd.	49,000	324,872
	Hitachi Metals Techno, Ltd.	37,500	147,764
#	Hitachi Plant Engineering & Construction Co., Ltd.	302,000	2,166,738
	Hitachi Tool Engineering, Ltd.	71,500	1,495,830
	Hitachi Transport System, Ltd.	280,000	2,663,382
# *	Hitachi Zosen Corp.	1,307,500	2,437,826
	Hokuriku Electrical Construction Co., Ltd.	56,000	277,577
#	Hosokawa Micron Corp.	93,000	865,134
# *	Howa Machinery, Ltd.	300,000	622,730
*	IBJ Leasing Co., Ltd.	49,000	1,105,230
*	Ichiken Co., Ltd.	79,000	213,080
#	Idec Izumi Corp.	99,500	1,663,636
	Iino Kaiun Kaisha, Ltd.	305,000	2,883,224
	i-Logistics Corp.	91,000	375,116
	Inaba Denki Sangyo Co., Ltd.	69,100	2,672,553
	Inabata and Co., Ltd.	171,000	1,480,881
# *	Inoue Kogyo Co., Ltd.	288,000	210,315
	Inui Steamship Co., Ltd.	68,000	276,470
#	Iseki & Co., Ltd.	585,000	2,597,331
# *	Ishikawa Seisakusho, Ltd.	116,000	183,187
	Ishikawajima Construction Materials Co., Ltd.	43,000	155,228
	Ishikawajima Transport Machinery Co., Ltd.	64,000	283,125
#	Itoki Crebio Corp.	130,000	1,338,973
#	Iwasaki Electric Co., Ltd.	198,000	629,123
#	Iwatani International Corp.	686,000	2,295,956
# *	J Bridge Corp.	154,000	1,255,476
#	Jalux, Inc.	31,200	592,985

2

#	Jamco Corp.	71,000	848,750
	Japan Airport Terminal Co., Ltd.	272,700	2,476,175
*	Japan Bridge Corp.	31,000	42,825
#	Japan Cash Machine Co., Ltd.	76,115	1,452,713
#	Japan Foundation Engineering Co., Ltd.	62,000	389,901
	Japan Maintenance Co., Ltd.	50,300	573,264
#	Japan Pulp and Paper Co., Ltd.	371,000	1,609,834
	Japan Servo Co., Ltd.	80,000	225,546
	Japan Steel Tower Co., Ltd.	44,000	278,358
#	Japan Transcity Corp.	164,000	756,026
*	JFE Shoji Holdings, Inc.	615,000	3,151,888
*	Kamagai Gumi Co., Ltd.	340,800	1,276,340
	Kamei Corp.	101,000	985,624
	Kanaden Corp.	87,000	576,272
	Kanagawa Chuo Kotsu Co., Ltd.	150,000	840,877
	Kanamoto Co., Ltd.	66,000	422,349
# *	Kanematsu Corp.	1,175,500	2,259,143
# *	Kanematsu-NNK Corp.	94,000	167,827
#	Katakura Industries Co., Ltd.	94,000	1,657,734
	Kato Works Co., Ltd.	140,000	568,257
	Kawada Industries, Inc.	126,000	332,729
	Kawasho Gecoss Corp.	90,600	635,284
#	Keihin Co., Ltd.	178,000	692,045
# *	Kimmon Manufacturing Co., Ltd.	76,000	269,615
# *	Kimura Chemical Plants Co., Ltd.	45,000	186,293
#	Kinki Sharyo Co., Ltd., Nagaokakyo	168,000	747,891
*	Kinsho Corp.	21,000	76,845
	Kintetsu World Express, Inc.	96,800	2,382,909
	Kioritz Corp.	180,000	627,761
	Kitagawa Iron Works Co., Ltd.	203,000	629,227
#	Kitano Construction Corp.	196,000	702,860
	Kitazawa Sangyo Co., Ltd.	45,500	191,311
	Kitz Corp.	331,000	3,111,356
	Kodensha Co., Ltd.	25,000	105,545
	Koike Sanso Kogyo Co., Ltd.	104,000	413,267
	Koito Industries, Ltd.	102,000	518,782
# *	Kokusai Kogyo Co., Ltd.	88,000	319,481
	Komai Tekko, Inc.	88,000	417,783
	Kondotec, Inc.	30,000	364,641
	Kosaido Co., Ltd.	55,700	607,114
#	Kuroda Electric Co., Ltd.	89,500	1,192,700
	Kyodo Printing Co., Ltd.	240,000	1,134,253
#	Kyoei Sangyo Co., Ltd.	68,000	224,821
	Kyokuto Boeki Kaisha, Ltd.	63,000	235,585
	Kyokuto Kaihatsu Kogyo Co., Ltd.	115,100	1,039,090
	Kyosan Electric Manufacturing Co., Ltd.	154,000	571,480
	Kyowa Exeo Corp.	160,000	2,064,437
	Kyudenko Corp.	207,000	1,306,939
	Link Consulting Associates - Japan Corp.	24,300	77,228
*	Lonseal Corp.	99,000	162,706
	Maeda Corp.	453,000	2,807,333
	Maeda Road Construction Co., Ltd.	256,000	2,096,217
#	Maezawa Industries, Inc.	59,300	415,738
	Maezawa Kaisei Industries Co., Ltd.	37,300	717,112
	Makino Milling Machine Co., Ltd.	282,000	3,251,333

3

	Marubeni Construction Material Lease Co., Ltd.	78,000	274,882
	Maruwn Corp.	66,000	270,705
#	Maruyama Manufacturing Co., Inc.	123,000	391,558
	Maruzen Showa Unyu Co., Ltd.	236,000	848,227
#	Matsuda Sangyo Co., Ltd.	58,300	1,142,458
	Matsui Construction Co., Ltd.	73,600	361,593
*	Matsuo Bridge Co., Ltd.	72,000	127,570
	Max Co., Ltd.	149,000	2,106,775
#	Meidensha Corp.	626,050	2,279,420
# *	Meiji Machine Co., Ltd.	144,000	155,137
#	Meiji Shipping Co., Ltd.	85,000	356,346
*	Meisei Industrial Co., Ltd.	29,000	219,238
	Meitec Corp.	29,300	1,006,038
	Meito Transportation Co., Ltd.	22,000	184,628
# *	Meiwa Trading Co., Ltd.	119,000	466,913
	Mirai Group Co., Ltd.	69,000	168,141
# *	Mitsubishi Cable Industries, Ltd.	478,000	913,041
# *	Mitsubishi Kakoki Kaisha, Ltd.	191,000	748,432
#	Mitsubishi Pencil Co., Ltd.	90,000	1,077,519
	Mitsuboshi Belting, Ltd.	213,000	1,702,678
# *	Mitsui Matsushima Co., Ltd.	191,000	341,101
	Mitsui-Soko Co., Ltd.	362,000	2,127,542
	Mitsumura Printing Co., Ltd.	82,000	439,736
	Miura Co., Ltd.	113,600	2,882,393
	Miura Printing Corp.	19,000	67,026
#	Miyaji Engineering Group	148,000	288,143
*	Mori Denki Mfg. Co., Ltd.	346,000	165,760
	Mori Seiki Co., Ltd.	191,400	3,531,016
	Morita Corp.	113,000	928,800
	Moshi Moshi Hotline, Inc.	15,550	1,855,766
	Mystar Engineering Corp.	15,600	105,871
	Nabtesco Corp.	270,000	3,024,461
#	NAC Co., Ltd.	25,100	436,250
	Nachi-Fujikoshi Corp.	604,000	3,692,312
*	Nakano Corp.	77,000	192,969
	NEC System Integration & Construction, Ltd.	117,800	1,501,380
	Nichias Corp.	342,000	2,222,880
	Nichiban Co., Ltd.	105,000	429,019
#	Nichiha Corp.	92,480	1,619,760
# *	Nihon Spindle Manufacturing Co., Ltd.	88,000	234,327
	Nikkiso Co., Ltd.	186,000	1,483,798
	Nikko Co., Ltd., Akashi	98,000	344,668
#	Nippei Toyama Corp.	125,000	1,369,635
	Nippo Corp.	311,000	2,453,463
	Nippon Carbon Co., Ltd.	299,000	982,435
#	Nippon Chutetsukan KK	73,000	188,575
# *	Nippon Conveyor Co., Ltd.	168,000	275,739
	Nippon Densetsu Kogyo Co., Ltd.	162,000	1,142,048
	Nippon Denwa Shisetu Co., Ltd.	162,000	780,282
	Nippon Hume Corp.	60,000	266,295
	Nippon Jogesuido Sekkei Co., Ltd.	232	380,843
#	Nippon Kanzai Co., Ltd.	53,700	1,711,889
	Nippon Koei Co., Ltd., Tokyo	219,000	858,049
	Nippon Konpo Unyu Soko Co., Ltd.	206,000	2,786,178
	Nippon Road Co., Ltd.	256,000	754,850

4

	Nippon Seisen Co., Ltd.	68,000	295,622
	Nippon Sharyo, Ltd.	365,000	915,302
	Nippon Signal Co., Ltd.	157,000	1,333,059
#	Nippon Thompson Co., Ltd.	207,000	2,040,677
	Nippon Tungsten Co., Ltd.	64,000	244,361
	Nippon Yusoki Co., Ltd.	116,000	893,560
#	Nishimatsu Construction Co., Ltd.	709,000	3,007,724
	Nishishiba Electric Co., Ltd.	73,000	147,187
	Nissei Corp.	79,600	1,049,576
	Nissei Plastic Industrial Co., Ltd.	58,000	561,463
	Nissha Printing Co., Ltd.	115,000	3,819,852
	Nisshin Fudosan Co., Ltd.	49,300	668,747
	Nissin Corp.	248,000	933,995
	Nissin Electric Co., Ltd.	293,000	1,499,816
	Nitchitsu Co., Ltd.	14,000	48,172
	Nitta Corp.	72,900	1,257,630
	Nitto Boseki Co., Ltd.	651,000	1,745,444
	Nitto Electric Works, Ltd.	123,600	2,132,843
	Nitto Kohki Co., Ltd.	58,500	1,497,194
	Nitto Seiko Co., Ltd.	98,000	450,804
# *	Nittoc Construction Co., Ltd.	93,000	153,134
#	Nittyu Co., Ltd.	8,277	1,683,898
#	Nomura Co., Ltd.	160,000	1,009,459
#	Noritz Corp.	140,000	2,648,875
	Obayashi Road Corp.	106,000	301,373
	Odakyu Construction Co., Ltd.	29,000	86,672
# *	Ohmori Co., Ltd.	95,400	52,471
	Oiles Corp.	64,160	1,356,157
	Okabe Co., Ltd.	127,000	481,816
*	Okamoto Machine Tool Works, Ltd.	116,000	566,501
#	Okamura Corp.	290,000	2,792,902
#	Oki Electric Cable Co., Ltd.	93,000	286,800
*	OKK Corp.	178,000	651,752
	O-M, Ltd.	107,000	464,541
	Onoken Co., Ltd.	49,000	813,533
#	Organo Corp.	140,000	1,260,299
	Oriental Construction Co., Ltd.	65,900	343,876
	Original Engineering Consultants Co., Ltd.	9,000	44,753
	Oyo Corp.	80,300	998,776
	P.S. Mitsubishi Construction Co., Ltd.	76,800	328,730
*	Pasco Corp.	180,500	423,004
#	Pasona, Inc.	1,193	2,424,999
#	Patlite Corp.	42,680	469,349
# *	Penta-Ocean Construction Co., Ltd.	1,378,000	2,819,654
# *	PIA Corp.	21,100	333,962
	Pilot Corp.	115	573,220
	Raito Kogyo Co., Ltd.	138,100	661,919
#	Rasa Industries, Ltd.	181,000	810,787
	Rheon Automatic Machinery Co., Ltd.	64,000	243,058
	Riken Electric Wire Co., Ltd.	39,000	78,097
	Ryobi, Ltd.	447,000	3,230,627
*	Saeki Kensetsu Kogyo Co., Ltd.	114,000	184,532
*	Sailor Pen Co., Ltd.	74,000	127,034
	Sakai Heavy Industries, Ltd.	96,000	306,869
# *	Sakurada Co., Ltd.	83,000	90,722

5

#	Sanix, Inc.	96,200	484,127
	Sanki Engineering Co., Ltd.	199,000	1,697,303
	Sanko Metal Industrial Co., Ltd.	88,000	197,999
#	Sankyo-Tateyama Holdings, Inc.	903,000	2,030,274
	Sanritsu Corp.	12,700	146,113
	Sanyo Denki Co., Ltd.	144,000	1,103,628
	Sanyo Engineering & Construction, Inc.	48,000	412,199
	Sanyo Industries, Ltd., Tokyo	72,000	194,409
# *	Sasebo Heavy Industries Co., Ltd., Tokyo	410,000	1,053,346
*	Sata Construction Co., Ltd., Gumma	180,000	287,542
	Sato Corp.	83,500	1,920,905
	Sato Shoji Corp.	52,000	721,868
	Sawafuji Electric Co., Ltd.	48,000	172,721
	Secom Joshinetsu Co., Ltd.	34,800	835,357
	Secom Techno Service Co., Ltd.	32,500	1,320,040
	Seibu Electric Industry Co., Ltd.	46,000	297,172
	Seika Corp.	208,000	536,656
# *	Seikitokyu Kogyo Co., Ltd.	335,000	403,312
	Sekisui Jushi Co., Ltd.	119,000	979,648
	Senko Co., Ltd.	279,000	982,088
	Senshu Electric Co., Ltd.	29,800	716,159
#	Shibaura Mechatronics Corp.	125,000	1,326,108
	Shibusawa Warehouse Co., Ltd.	195,000	1,010,053
	Shibuya Kogyo Co., Ltd.	66,800	619,488
#	Shima Seiki Manufacturing Co., Ltd.	103,300	3,022,990
	Shin Nippon Air Technologies Co., Ltd.	61,080	561,975
#	Shin-Keisei Electric Railway Co., Ltd.	136,000	546,665
#	Shinko Electric Co., Ltd.	376,000	1,528,417
	Shin-Kobe Electric Machinery Co., Ltd.	127,000	678,124
	Shinmaywa Industries, Ltd.	311,000	1,617,424
#	Shinsho Corp.	219,000	698,996
#	Shinwa Kaiun Kaisha, Ltd.	392,000	1,156,727
*	Shiraishi Corp.	25,000	52,175
	Sho-Bond Corp.	69,300	778,269
#	Shoko Co., Ltd.	284,000	577,591
	Showa Electric Wire & Cable Co., Ltd.	571,000	972,875
	Showa Mining Co., Ltd.	88,000	392,843
	Sintokogio, Ltd.	154,000	2,145,086
	Soda Nikka Co., Ltd.	58,000	269,089
	Sodick Co., Ltd.	131,000	1,936,136
#	Space Co., Ltd.	60,720	575,334
*	STB Leasing Co., Ltd.	35,000	691,029
	Subaru Enterprise Co., Ltd.	59,000	222,594
	Sugimoto & Co., Ltd.	26,500	430,226
# *	Sumitomo Coal Mining Co., Ltd.	391,500	721,862
	Sumitomo Densetsu Co., Ltd.	85,800	314,972
# *	Sumitomo Mitsui Construction Co., Ltd.	169,560	934,638
#	Sumitomo Precision Products Co., Ltd.	127,000	756,026
	Sumitomo Warehouse Co., Ltd.	280,000	2,207,450
	Sun Wave Corp.	120,000	412,940
#	Tadano, Ltd.	335,000	3,114,518
	Taihei Dengyo Kaisha, Ltd.	116,000	1,084,118
# *	Taihei Kogyo Co., Ltd.	180,000	638,033
*	Taiheiyo Kouhatsu, Inc.	142,000	301,976
#	Taiho Kogyo Co., Ltd.	67,100	865,867

6

#	Taikisha, Ltd.	97,000	1,473,789
	Taisei Rotec Corp.	185,000	435,896
	Takada Kiko Co., Ltd.	44,000	208,170
	Takano Co., Ltd.	40,100	978,937
#	Takaoka Electric Manufacturing Co., Ltd.	250,000	600,476
	Takara Printing Co., Ltd.	23,550	291,302
	Takara Standard Co., Ltd.	418,000	2,717,645
#	Takasago Thermal Engineering Co., Ltd.	218,000	1,642,164
#	Takashima & Co., Ltd.	110,000	249,844
	Takigami Steel Construction Co., Ltd.	50,000	355,102
	Takuma Co., Ltd.	227,000	1,835,361
	Tanseisha Co., Ltd.	52,000	255,592
#	Tatsuta Electric Wire & Cable Co., Ltd.	170,000	522,662
# *	TC Properties Co., Ltd.	579,000	0
#	TCM Corp.	176,000	578,828
	Techno Ryowa, Ltd.	38,200	305,852
# *	Teikoku Electric Manufacturing Co., Ltd.	15,200	221,752
	Tekken Corp.	393,000	1,046,508
	Teraoka Seisakusho Co., Ltd.	47,000	485,989
	Tetra Co., Ltd., Tokyo	64,000	216,682
	Toa Corp.	571,000	1,060,601
#	Toa Doro Kogyo Co., Ltd.	124,000	445,339
# *	Tobishima Corp.	447,500	578,041
	Tocalo Co., Ltd.	43,000	1,580,285
	Todentu Corp.	98,000	404,921
	Toenec Corp.	242,000	1,090,713
	Tohoku Telecommunications Construction Co., Ltd.	42,000	349,504
	Tokai Konetsu Kogyo Co., Ltd.	32,000	176,273
*	Tokai Lease Co., Ltd.	60,000	152,330
	Tokimec, Inc.	205,000	541,130
	Toko Electric Corp.	72,000	388,190
	Tokyo Biso Kogyo Corp.	19,000	162,841
	Tokyo Energy & Systems, Inc.	91,000	929,813
#	Tokyo Kikai Seisakusho, Ltd.	255,000	942,785
	Tokyo Leasing Co., Ltd.	165,200	2,475,362
	Tokyo Sangyo Co., Ltd.	65,000	275,965
	Toli Corp.	173,000	649,078
	Tomoe Corp.	99,000	450,606
#	Tonami Transportation Co., Ltd.	240,000	716,192
*	Tori Holdings Co., Ltd.	1,749,000	1,079,572
	Torishima Pump Manufacturing Co., Ltd.	78,000	615,352
#	Toshiba Plant Kensetsu Co., Ltd.	248,000	1,711,916
	Tosho Printing Co., Ltd.	156,000	699,577
	Totetsu Kogyo Co., Ltd.	86,000	520,001
	Toyo Bussan Co., Ltd.	53,900	588,442
*	Toyo Construction Co., Ltd.	722,000	1,235,452
#	Toyo Electric Co., Ltd.	121,000	760,789
#	Toyo Engineering Corp.	473,000	2,772,516
*	Toyo Machinery & Metal Co., Ltd.	49,000	473,286
# *	Toyo Shutter Co., Ltd.	118,000	222,910
#	Toyo Wharf & Warehouse Co., Ltd.	204,000	498,935
	Trusco Nakayama Corp.	91,100	1,974,997
	Tsubaki Nakashima Co., Ltd.	132,400	2,424,681
	Tsubakimoto Chain Co.	435,000	3,084,726
	Tsubakimoto Kogyo Co., Ltd.	78,000	294,763

7

#	Tsudakoma Corp.	164,000	378,084
	Tsugami Corp.	234,000	1,636,068
#	Tsukishima Kikai Co., Ltd.	115,000	1,328,904
	Tsurumi Manufacturing Co., Ltd.	71,000	833,333
	Tsuzuki Denki Co., Ltd.	58,000	246,321
	Uchida Yoko Co., Ltd.	140,000	846,315
	Ueki Corp.	47,000	120,529
	UFJ Central Leasing Co., Ltd.	58,000	2,745,165
#	Union Tool Co.	58,800	3,114,328
	Utoc Corp.	68,000	276,752
# *	Venture Link Co., Ltd.	342,400	1,146,467
	Wakachiku Construction Co., Ltd.	325,000	768,399
	Weathernews, Inc.	15,800	99,643
	Yahagi Construction Co., Ltd.	114,000	586,459
	Yamato Corp.	50,000	210,826
	Yamaura Corp.	40,500	137,505
	Yamazen Co., Ltd.	248,000	1,868,570
	Yasuda Warehouse Co., Ltd.	74,000	698,272
	Yokogawa Bridge Corp.	98,400	718,787
	Yondenko Corp.	98,800	616,656
*	Yuasa Trading Co., Ltd.	580,000	1,225,004
	Yuken Kogyo Co., Ltd.	107,000	327,288
	Yurtec Corp.	202,000	1,160,736
	Yushin Precision Equipment Co., Ltd.	36,240	688,302
*	Z- Plus Holdings Co., Ltd.	117,000	271,114
Total Industrials			379,693,241

Consumer Discretionary — (17.2%)
#	ABILIT Corp.	90,000	1,382,482
#	Aeon Fantasy Co., Ltd.	37,560	1,289,460
#	Ahresty Corp.	50,600	1,301,722
	Aichi Machine Industry Co., Ltd.	228,000	824,738
	Aigan Co., Ltd.	50,600	435,436
#	Aisan Industry Co., Ltd.	143,400	1,570,760
#	Akebono Brake Industry Co., Ltd.	304,000	3,120,117
	Akindo Sushiro Co., Ltd.	12,600	446,030
*	Alpha Corp.	11,500	495,669
	Alpine Electronics, Inc.	171,000	2,360,815
*	Amuse, Inc.	16,000	412,921
#	Anrakutei Co., Ltd.	50,000	341,684
	AOI Advertising Promotion, Inc.	30,500	279,711
	Aoki International Co., Ltd.	123,100	2,433,548
	Araya Industrial Co., Ltd.	143,000	372,855
	Ashimori Industry Co., Ltd.	147,000	411,219
	Asics Trading Co., Ltd.	20,000	289,609
	Asti Corp.	16,000	240,248
# *	Atom Corp.	44,300	250,095
	Atsugi Co., Ltd.	509,000	936,053
	Aucnet, Inc.	23,600	369,979
	Autoseven Co., Inc.	14,600	271,628
#	Avex, Inc.	112,900	2,988,091
#	Banpresto Co., Ltd.	28,900	851,652
#	Belluna Co., Ltd.	67,930	3,034,264
#	Best Denki Co., Ltd.	385,000	1,782,964
# *	Bookoff Corp.	48,000	941,877

8

	Cabin Co., Ltd.	103,000	406,374
*	Catena Corp.	92,000	304,708
# *	Cecile Co., Ltd.	102,600	623,913
	Chiyoda Co., Ltd.	114,700	3,008,265
	Chofu Seisakusho Co., Ltd.	54,500	1,268,933
*	Chori Co., Ltd.	427,000	1,101,946
	Chuo Spring Co., Ltd., Nagoya	153,000	902,947
	Chuo Woollen Mills, Ltd.	50,000	211,436
# *	Clarion Co., Ltd.	718,000	1,366,204
#	Cleanup Corp.	114,000	1,243,343
	Colowide Co., Ltd.	104,250	1,058,698
# *	Columbia Music Entertainment, Inc.	409,000	569,694
#	Copal Co., Ltd.	154,000	1,920,121
	Corona Corp.	75,700	1,583,814
	Cross Plus, Inc.	16,200	413,003
#	Cybozu, Inc.	1,200	1,526,806
#	D&M Holdings, Inc.	212,000	838,321
	Daido Kogyo Co., Ltd.	106,000	372,516
	Daido Metal Co., Ltd.	106,000	927,525
#	Daidoh, Ltd.	116,000	1,701,266
#	Daiki Co., Ltd.	67,200	843,401
#	Daikoku Denki Co., Ltd.	38,000	1,147,932
	Dainichi Co., Ltd.	52,500	602,142
	Daisyo Corp.	53,200	805,238
*	Daito Woolen Spinning & Weaving Co., Ltd.	42,000	93,067
# *	Daiwa Seiko, Inc.	343,000	766,641
#	Daiwabo Co., Ltd.	371,000	1,491,381
	Descente, Ltd.	190,000	1,113,254
*	Dia Kensetsu Co., Ltd.	241,800	722,298
#	Doshisha Co., Ltd.	45,700	932,438
	Doutor Coffee Co., Ltd.	60,100	1,212,090
#	Dynic Corp.	98,000	350,094
#	Eagle Industry Co., Ltd.	110,000	886,846
# *	Econach Co., Ltd.	112,000	131,251
	Edosawa Co., Ltd.	12,000	50,796
	Eikoh, Inc.	20,900	255,794
	Exedy Corp.	129,400	3,810,602
#	F.D.C. Products, Inc.	31,119	554,585
	Fine Sinter Co., Ltd.	49,000	273,078
	Foster Electric Co., Ltd.	58,000	890,897
#	France Bed Holdings Co., Ltd.	621,000	1,467,937
#	Fuji Co., Ltd.	90,500	1,404,520
#	Fuji Corp, Ltd.	81,000	603,635
#	Fuji Kiko Co., Ltd.	128,000	441,848
#	Fuji Kyuko Co., Ltd.	281,000	1,495,064
# *	Fuji Spinning Co., Ltd., Tokyo	251,000	604,727
	Fujikura Rubber, Ltd.	54,000	505,055
# *	Fujita Kanko, Inc.	317,000	2,487,769
	Fujitsu Business Systems, Ltd.	69,200	1,238,716
# *	Fujitsu General, Ltd.	273,000	914,792
# *	Furukawa Battery Co., Ltd.	73,000	174,117
	Fuso Lexel, Inc.	44,000	417,245
	Gakken Co., Ltd.	247,000	580,153
#	Genki Sushi Co., Ltd.	17,200	197,086
	Gigas K’s Denki Corp.	95,444	3,108,200

9

	Global-Dining, Inc.	13,300	116,333
*	Goldwin, Inc.	141,000	450,592
	Gourmet Kineya Co., Ltd.	55,000	434,820
*	GSI Creos Corp.	153,000	300,817
#	Gulliver International Co., Ltd.	16,080	1,825,450
	H.I.S. Co., Ltd.	91,800	2,339,928
	Happinet Corp.	29,900	806,336
	Haruyama Trading Co., Ltd.	40,900	573,969
#	Himaraya Co., Ltd.	6,500	65,362
	Hitachi Powdered Metal Co., Ltd.	78,000	501,306
	Homac Corp.	112,200	1,932,895
	Horipro, Inc.	36,500	449,230
*	Ichida and Co., Ltd.	60,400	93,522
	Ichikawa Co., Ltd.	63,000	260,493
#	Ichikoh Industries, Ltd.	224,000	692,556
#	Imasen Electric Industrial Co., Ltd.	35,700	308,531
	Impact 21 Co., Ltd.	48,900	1,178,352
# *	Impress Corp.	907	432,366
	Inaba Seisa Kusho Co., Ltd.	43,400	786,987
	Ishizuka Glass Co., Ltd.	81,000	287,951
*	Izuhakone Railway Co., Ltd.	300	13,995
# *	Izutsuya Co., Ltd.	252,000	439,658
# *	Jac Holdings Co., Ltd.	627,200	861,333
# *	Janome Sewing Machine Co., Ltd.	470,000	1,045,852
# *	Japan General Estate Co., Ltd.	61,800	1,135,302
#	Japan Kenzai Co., Ltd.	68,340	535,440
#	Japan Vilene Co., Ltd.	164,000	1,237,134
	Japan Wool Textile Co., Ltd.	241,000	2,132,176
#	Jeans Mate Corp.	31,008	447,802
	Joban Kosan Co., Ltd.	193,000	381,797
	Joint Corp.	95,000	2,727,322
#	Joshin Denki Co., Ltd.	147,000	1,025,738
	Juki Corp.	308,000	1,729,172
	Juntendo Co., Ltd.	35,000	78,432
*	Jyomo Co., Ltd.	86,000	188,539
#	Kabuki-Za Co., Ltd.	28,000	1,181,888
#	Kadokawa Holdings, Inc.	67,600	2,336,243
#	Kahma Co., Ltd.	84,900	2,286,732
	Kanto Auto Works, Ltd.	192,400	2,803,973
	Kasai Kogyo Co., Ltd.	95,000	508,136
	Kato Sangyo Co., Ltd.	101,700	1,846,024
*	Kawai Musical Instruments Manufacturing Co., Ltd.	186,000	493,188
*	Kawashima Textile Manufacturers, Ltd.	216,000	499,795
#	Kayaba Industry Co., Ltd.	605,000	2,065,967
	Keiiyu Co., Ltd.	27,600	394,204
#	Keiyo Co., Ltd.	146,900	929,626
#	Kentucky Fried Chicken Japan, Ltd.	55,000	1,016,179
#	Kenwood Corp.	945,000	2,032,897
#	Kinki Nippon Tourist Co., Ltd.	213,000	983,191
#	Kinugawa Rubber Industrial Co., Ltd.	164,000	347,026
#	Kisoji Co., Ltd.	59,300	1,169,742
	Koekisha Co., Ltd.	10,600	218,561
#	Kohnan Shoji Co., Ltd.	69,500	917,734
#	Kojima Co., Ltd.	94,000	1,063,222
#	Komatsu Seiren Co., Ltd.	91,000	411,358

10

	Konaka Co., Ltd.	56,200	1,074,789
#	Konami Sports Corp.	71,900	1,400,443
	Kurabo Industries, Ltd.	685,000	2,363,946
	Kuroganeya Co., Ltd.	14,000	65,240
	Kyoritsu Maintenance Co., Ltd.	29,400	1,145,925
	Kyoto Kimono Yuzen Co., Ltd.	224	831,015
	Kyowa Leather Cloth Co., Ltd.	58,000	443,708
#	Laox Co., Ltd.	167,000	607,027
*	Look, Inc.	72,000	254,931
	Maezawa Kyuso Industries Co., Ltd.	39,200	683,661
*	Magara Construction Co., Ltd.	61,000	176,253
*	Mamiya-Op Co., Ltd.	88,000	149,769
	Marche Corp.	10,700	100,194
#	Mars Engineering Corp.	56,600	1,595,203
	Marubeni Telecom Co., Ltd.	207	269,525
	Maruei Department Store Co., Ltd.	107,000	286,558
# *	Maruzen Co., Ltd.	263,000	447,740
	Maruzen Co., Ltd.	46,000	386,004
#	Matsuya Co., Ltd.	135,000	2,979,475
	Matsuya Foods Co., Ltd.	47,700	979,745
#	Matsuzakaya Co., Ltd.	320,077	2,566,082
	Meiwa Industry Co., Ltd.	38,000	211,258
#	Misawa Resort Co., Ltd.	143,000	694,609
#	Mitsuba Corp.	114,690	1,354,362
	Mitsui Home Co., Ltd.	179,000	1,341,159
	Miyuki Keori Co., Ltd.	73,000	378,787
#	Mizuno Corp.	363,000	2,482,149
#	MOS Food Services, Inc.	79,000	1,202,707
#	MR Max Corp.	94,300	497,267
	Mutow Co., Ltd.	62,300	321,427
# *	Naigai Co., Ltd.	190,000	269,590
	Nexyz Corp.	2,700	280,705
*	Nice Corp.	295,000	1,193,120
#	Nichimo Co., Ltd.	85,000	221,380
#	Nichimo Corp.	307,000	438,020
#	Nidec Tosok Corp.	54,600	675,983
	Nihon Eslead Corp.	38,748	1,265,185
#	Nihon Tokushu Toryo Co., Ltd.	56,000	367,985
	Nikko Travel Co., Ltd.	12,200	83,005
#	Nippon Felt Co., Ltd.	56,000	407,715
#	Nippon Piston Ring Co., Ltd.	205,000	622,853
	Nippon Restaurant System, Inc.	39,200	1,354,523
#	Nippon Seiki Co., Ltd.	156,000	3,502,022
	Nishimatsuya Chain Co., Ltd.	179,400	3,455,123
	Nissan Shatai Co., Ltd.	359,000	2,471,918
	Nissen Co., Ltd.	150,200	2,516,130
	Nissin Kogyo Co., Ltd.	58,400	3,436,875
#	Nittan Valve Co., Ltd.	67,000	728,721
	Nitto Seimo Co., Ltd.	50,000	123,534
	Noritake Co., Ltd.	431,000	2,837,873
#	Noritsu Koki Co., Ltd.	90,600	1,731,264
*	Omikenshi Co., Ltd.	122,000	169,730
*	Orient Watch Co., Ltd.	12,000	4,250
	Pacific Industrial Co., Ltd.	135,000	828,478
	PanaHome Corp.	411,000	3,193,064

11

	Parco Co., Ltd.	222,000	2,446,143
#	Paris Miki, Inc.	125,800	2,457,710
#	Pentax Corp.	339,000	1,892,727
	Piolax, Inc.	32,400	728,794
	Press Kogyo Co., Ltd.	309,000	1,848,275
*	Renown D’urban Holdings, Inc.	130,800	1,458,163
#	Resorttrust, Inc.	95,640	3,179,113
	Rhythm Watch Co., Ltd.	344,000	713,365
	Right On Co., Ltd.	76,625	3,537,050
	Riken Corp.	292,000	2,395,767
#	Ringer Hut Co., Ltd.	55,500	707,242
	Roland Corp.	64,400	1,393,359
	Royal Co., Ltd.	107,000	1,618,799
#	Sagami Chain Co., Ltd.	52,000	454,933
	Sagami Co., Ltd.	80,000	281,966
	Sagami Rubber Industries Co., Ltd.	15,000	61,234
# *	Saint Marc Holdings Co., Ltd.	28,300	1,721,152
#	Saizeriya Co., Ltd.	140,600	1,928,356
	Sakai Ovex Co., Ltd.	161,000	316,992
#	Sanden Corp.	368,000	1,589,367
#	Sanei-International Co., Ltd.	38,100	1,565,262
	Sankyo Seiko Co., Ltd.	150,000	1,024,438
	Sanoh Industrial Co., Ltd.	91,000	769,140
# *	Sanrio Co., Ltd.	197,800	2,853,939
	Sanyo Shokai, Ltd.	349,000	2,547,730
	Seiko Corp.	298,407	1,868,063
#	Seiren Co., Ltd.	175,000	2,808,643
	Senshukai Co., Ltd.	119,000	1,462,396
#	Shaddy Co., Ltd.	49,000	769,011
*	Shikibo, Ltd.	291,000	585,332
#	Shinyei Kaisha	96,000	300,204
#	Shiroki Co., Ltd.	227,000	716,671
	Shobunsha Publications, Inc.	42,800	756,756
#	Shochiku Co., Ltd.	298,000	3,064,112
	Showa Aircraft Industry Co., Ltd.	84,000	1,521,046
	Showa Corp.	39,500	650,805
# *	Showa Rubber Co., Ltd.	156,000	130,687
*	Silver Ox, Inc.	50,000	123,728
# *	Silver Seiko, Ltd.	525,000	318,330
#	Simree Co., Ltd.	24,900	116,010
	SK Japan Co., Ltd.	17,550	116,293
	SNT Corp.	69,300	424,720
# *	Sofmap Co., Ltd.	9,300	41,142
	Sotoh Co., Ltd.	12,000	195,418
	SPK Corp.	12,700	253,183
	Suminoe Textile Co., Ltd.	200,000	715,548
	Suzutan Co., Ltd.	13,200	75,206
*	SXL Corp.	371,000	583,032
	Tachikawa Corp.	50,800	379,481
	Tachi-S Co., Ltd.	88,140	992,161
#	Takamatsu Corp.	53,500	2,404,710
#	Taka-Q Co., Ltd.	58,500	280,293
# *	Takara Co., Ltd.	317,400	841,871
#	Tasaki Shinju Co., Ltd.	88,000	511,450
	Taya Co., Ltd.	5,000	44,602

12

*	TDF Corp.	27,000	121,389
	Tecmo, Ltd.	57,800	430,064
#	Teikoku Piston Ring Co., Ltd.	85,000	1,292,819
	Teikoku Sen-I Co., Ltd.	62,000	335,671
#	Ten Allied Co., Ltd.	50,000	222,201
	Tenma Corp.	79,600	1,459,227
	Tigers Polymer Corp.	40,000	250,119
# *	Toabo Corp.	173,000	283,814
	Toei Co., Ltd.	399,000	2,672,484
# *	Tohoku Misawa Homes Co., Ltd.	37,500	154,829
	Tohoku Pioneer Corp.	49,600	945,750
*	Tohto Suisan Co., Ltd.	94,000	251,053
# *	Tokai Kanko Co., Ltd.	714,000	305,268
	Tokai Senko KK, Nagoya	47,000	91,684
	Tokyo Dome Corp.	489,000	2,701,007
#	Tokyo Nissan Auto Sales Co., Ltd.	108,000	428,435
	Tokyo Soir Co., Ltd.	49,000	207,006
	Tokyo Style Co., Ltd.	86,000	984,818
#	Tokyotokeiba Co., Ltd.	742,000	3,038,787
	Tokyu Recreation Corp.	77,000	446,643
#	Tomy Co., Ltd.	103,100	801,199
	Topre Corp.	136,000	1,429,527
# *	Tosco Co., Ltd.	59,000	191,249
	Totenko Co., Ltd.	57,000	160,144
#	Touei Housing Corp.	67,540	1,171,473
#	Toyo Radiator Co., Ltd.	186,000	942,091
	Toyo Tire & Rubber Co., Ltd.	577,000	2,710,312
	Tsukamoto Co., Ltd.	67,000	150,533
	Tsutsumi Jewelry Co., Ltd.	54,900	1,919,320
#	Unitika, Ltd.	1,327,000	2,422,466
	U-Shin, Ltd.	64,000	716,275
	Verite Co., Ltd.	24,000	80,556
#	Watabe Wedding Corp.	23,500	458,419
#	Watami Food Service Co., Ltd.	105,400	1,698,458
# *	Wondertable, Ltd.	97,000	165,545
	XNET Corp.	91	190,085
	Yamatane Corp.	273,000	496,362
	Yamato International, Inc.	43,000	411,068
	Yellow Hat, Ltd., Tokyo	59,700	663,832
	Yokohama Reito Co., Ltd.	126,000	1,000,409
#	Yomiuri Land Co., Ltd.	228,000	1,767,821
	Yonex Co., Ltd.	41,000	399,881
#	Yorozu Corp.	56,200	767,418
#	Yoshimoto Kogyo Co., Ltd.	89,000	2,165,217
#	Yoshinoya D&C Co., Ltd.	954	1,526,800
	Yuasa Funashoku Co., Ltd.	112,000	402,859
#	Zenrin Co., Ltd.	95,900	3,157,023
#	Zensho Co., Ltd.	139,000	3,340,980
Total Consumer Discretionary			304,625,637

Information Technology — (8.6%)
	Aichi Tokei Denki Co., Ltd.	113,000	427,517
	Aiphone Co., Ltd.	51,900	848,291
# *	Allied Telesis Holdings KK	237,600	1,116,119
#	Alpha Systems, Inc.	31,300	799,854

13

#	Anritsu Corp.	332,000	1,904,279
	AOI Electronics Co., Ltd.	29,200	714,329
# *	Apic Yamada Corp.	20,000	75,273
	Argo 21 Corp.	27,700	252,842
#	Arisawa Manufacturing Co., Ltd.	139,400	2,806,812
	CAC Corp.	52,200	514,767
	Canon Electronics, Inc.	76,000	2,650,374
	Canon Finetech, Inc.	108,070	2,021,225
#	Capcom Co., Ltd.	159,700	1,853,991
	Chino Corp.	113,000	390,265
	CMK Corp.	118,000	2,146,212
	Computer Engineering & Consulting, Ltd.	44,800	539,433
	Core Corp.	27,400	292,106
	Cresco, Ltd.	11,600	146,227
*	Daiko Denshi Tsushin, Ltd.	23,000	66,230
	Daiwabo Information System Co., Ltd.	47,000	901,849
#	Denki Kogyo Co., Ltd.	183,000	2,055,343
*	DKK-TOA Corp.	31,000	86,658
#	Dodwell B.M.S., Ltd.	125,400	903,773
	DTS Corp.	31,500	1,030,741
# *	eAccess, Ltd.	3,100	2,332,063
	Eizo Nanao Corp.	60,800	2,207,576
*	Elna Co., Ltd.	34,000	88,195
#	Enplas Corp.	53,100	1,363,662
# *	Epson Toyocom Corp.	290,000	2,581,246
# *	FDK Corp.	314,000	574,335
#	Fujitsu Access, Ltd.	59,000	426,422
	Fujitsu Fronttec, Ltd.	56,200	583,483
	Fuso Dentsu Co., Ltd.	16,000	78,466
#	Future System Consulting Corp.	1,053	916,824
	GMO Internet, Inc.	58,000	909,761
*	Graphtec Corp.	39,000	75,972
	Hakuto Co., Ltd.	62,700	960,242
	Hitachi Business Solution Co., Ltd.	32,900	233,222
	Hitachi Information Systems, Ltd.	111,400	2,646,729
	Hitachi Kokusai Electric, Inc.	258,000	3,132,456
	Hitachi Mobile Co., Ltd.	38,000	275,509
	Hitachi Software Engineering Co., Ltd.	65,700	1,220,099
#	Hitachi Systems & Services, Ltd.	63,000	1,573,446
#	Hochiki Corp.	66,000	370,493
#	Hokuriku Electric Industry Co., Ltd.	204,000	558,009
	Horiba, Ltd.	103,000	2,987,223
	Hosiden Corp.	190,000	2,196,218
	Icom, Inc.	37,600	1,298,132
# *	Ikegami Tsushinki Co., Ltd.	137,000	388,188
#	Ines Corp.	140,500	1,093,775
#	I-Net Corp.	36,800	346,747
#	Information Services International-Dentsu, Ltd.	76,800	892,457
#	Intec, Inc.	126,128	1,897,099
# *	Invoice, Inc.	30,265	1,571,163
	Ishii Hyoki Co., Ltd.	15,300	236,101
#	Iwatsu Electric Co., Ltd.	256,000	580,878
	Japan Aviation Electronics Industry, Ltd.	140,000	2,038,442
	Japan Business Computer Co., Ltd.	46,300	447,206
	Japan Digital Laboratory Co., Ltd.	82,900	1,103,918

14

	Japan Information Processing Service Co., Ltd.	47,400	300,308
# *	Japan Radio Co., Ltd.	354,000	1,087,086
	Jastec Co., Ltd.	21,800	454,517
	Jiec Co., Ltd.	87	79,775
	Kaga Electronics Co., Ltd.	78,400	1,978,862
	Kanematsu Electronics, Ltd.	45,500	328,399
*	Kasuga Electric Works, Ltd.	17,000	88,533
	Kawatetsu Systems, Inc.	174	225,081
	Koa Corp.	120,000	1,415,479
	Komatsu Electronics Metals Co., Ltd.	76,800	1,814,009
#	Kubotek Corp.	285	212,331
	Kyoden Co., Ltd.	123,000	790,658
#	Kyowa Electronic Instruments Co., Ltd.	52,000	203,848
	Macnica, Inc.	45,900	1,263,754
	Marubeni Infotec Corp.	21,000	70,701
	Marubun Corp.	67,600	952,088
	Maruwa Co., Ltd.	26,100	657,287
	Maspro Denkoh Corp.	45,900	449,146
#	Megachips Corp.	69,400	1,093,708
	Melco Holdings, Inc.	9,000	258,490
	Mimasu Semiconductor Industry Co., Ltd.	13,781	263,386
	Miroku Jyoho Service Co., Ltd.	63,000	228,228
	Mitsui High-Tec, Inc.	104,300	1,355,068
	Mitsui Knowledge Industry Co., Ltd.	29,100	370,504
	Mitsumi Electric Co., Ltd.	187,000	2,305,818
	Moritex Corp.	25,500	173,513
*	Mutoh Industries, Ltd.	130,000	330,398
*	Nagano Japan Radio Co., Ltd.	85,000	176,198
	Nakayo Telecommunications, Inc.	49,000	230,940
#	NEC Fielding, Ltd.	138,100	2,314,076
#	NEC Mobiling, Ltd.	35,700	681,783
#	NEC Tokin Corp.	295,000	1,704,619
#	Netmarks, Inc.	432	636,162
#	New Japan Radio Co., Ltd.	72,000	477,084
	Nichicon Corp.	260,200	3,272,361
	Nihon Dempa Kogyo Co., Ltd.	54,200	2,266,649
	Nihon Inter Electronics Corp.	76,700	639,872
	Nippon Avionics Co., Ltd.	62,000	261,670
	Nippon Ceramic Co., Ltd.	60,000	775,639
	Nippon Chemi-Con Corp.	336,000	2,359,986
	Nippon System Development Co., Ltd.	63,900	2,111,857
	Nippon Systemware Co., Ltd.	30,000	229,471
	Nissho Electronics Corp.	58,200	521,775
	NIWS Co., Ltd.	1,627	1,974,132
	Nohmi Bosai, Ltd.	102,000	827,534
	Okaya Electric Industries Co., Ltd.	32,000	170,845
	Ono Sokki Co., Ltd.	71,000	483,446
#	Origin Electric Co., Ltd.	85,000	521,638
	Osaki Electric Co., Ltd.	103,000	1,090,708
	PCA Corp.	17,500	362,905
	Pulstec Industrial Co., Ltd.	21,200	81,591
	Ricoh Elemex Corp.	61,000	482,349
	Rikei Corp.	22,500	89,964
	Riken Keiki Co., Ltd.	56,000	553,710
#	Roland DG Corp.	44,900	1,203,946

15

	Ryoden Trading Co., Ltd.	113,000	965,798
	Ryosan Co., Ltd.	102,200	2,787,959
	Ryoyo Electro Corp.	80,700	1,156,952
	Sanko Co., Ltd.	22,000	163,509
	Sanshin Electronics Co., Ltd.	79,000	933,866
	Satori Electric Co., Ltd.	42,180	832,214
	Sekonic Corp.	36,000	116,557
#	Shindengen Electric Manufacturing Co., Ltd.	217,000	1,266,237
#	Shinkawa, Ltd.	50,800	1,280,049
	Shinko Shoji Co., Ltd.	57,000	820,943
#	Shizuki Electric Co., Inc.	78,000	294,993
	Siix Corp.	26,300	444,654
	SMK Corp.	200,000	1,449,247
#	Software Research Associates, Inc.	18,400	369,581
	Sokkisha Co., Ltd.	85,000	284,118
	Sorun Corp.	73,500	562,467
# *	SPC Electronics Corp.	48,200	175,190
	Star Micronics Co., Ltd.	141,000	2,175,856
#	Sumida Corp.	48,149	1,075,195
#	Sumisho Computer Systems Corp.	122,000	2,179,233
	SunTelephone Co., Ltd.	92,000	785,809
	Tabai Espec Corp.	58,000	935,962
	Tachibana Eletech Co., Ltd.	50,000	547,613
	Tamura Corp.	202,000	891,544
	Tamura Taiko Holdings, Inc.	163,000	956,823
# *	Teac Corp.	493,000	702,248
	Teikoku Tsushin Kogyo Co., Ltd.	133,000	788,500
	TKC Corp.	81,800	1,575,992
	Toko, Inc.	268,000	1,038,858
#	Tokyo Denpa Co., Ltd.	19,800	321,930
#	Tokyo Electron Device, Ltd.	198	494,763
#	Tomen Electronics Corp.	41,700	1,034,876
	Tose Co., Ltd.	17,800	249,644
#	Toshiba Ceramics Co., Ltd.	383,000	1,356,641
# *	Totoku Electric Co., Ltd., Tokyo	91,000	160,736
	Toukei Computer Co., Ltd.	19,610	253,420
#	Towa Corp.	39,000	261,550
# *	Towa Meccs Corp.	127,000	161,682
#	Toyo Corp.	82,500	1,404,287
#	Trans Cosmos, Inc.	53,800	3,174,942
	Tsuzuki Densan Co., Ltd.	22,500	139,803
	Uniden Corp.	197,000	2,950,625
	Ve Data, Inc.	43,000	133,532
	Yamaichi Electronics Co., Ltd.	50,100	676,942
	Yaskawa Information Systems Corp.	40,000	177,863
	Yokowo Co., Ltd.	51,300	642,228
#	Zuken, Inc.	69,100	807,716
Total Information Technology			151,945,299

Materials — (7.9%)
	Achilles Corp.	549,000	1,144,159
	Agro-Kanesho Co., Ltd.	7,000	55,695
#	Air Water, Inc.	13,250	124,893
	Arakawa Chemical Industries, Ltd.	39,000	524,630
	Aronkasei Co., Ltd.	97,000	544,023

16

	Asahi Organic Chemicals Industry Co., Ltd.	244,000	1,011,804
	Chuetsu Pulp and Paper Co., Ltd.	309,000	874,514
*	Chugai Mining Co., Ltd.	564,300	642,585
#	Chugoku Marine Paints, Ltd.	173,000	1,028,043
#	Chugokukogyo Co., Ltd.	69,000	289,434
# *	Co-Op Chemical Co., Ltd.	163,000	298,796
# *	Dai Nippon Toryo, Ltd.	342,000	688,313
#	Dai-Ichi Kogyo Seiyaku Co., Ltd.	76,000	268,459
#	Daiken Corp.	331,000	1,288,894
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	251,000	1,292,339
	Dainippon Shigyo Co., Ltd.	25,000	102,832
#	Daio Paper Corp.	306,000	3,250,344
#	Daiso Co., Ltd.	259,000	1,038,801
	DC Co., Ltd.	75,000	426,130
	Dijet Industrial Co., Ltd.	58,000	191,335
	FP Corp.	60,600	1,905,695
	Fujikura Kasei Co., Ltd.	74,000	828,624
	Fumakilla, Ltd.	59,000	176,122
	Geostar Corp.	10,000	38,045
	Godo Steel, Ltd.	438,000	2,936,494
#	Gun-Ei Chemical Industry Co., Ltd.	222,000	893,945
	Harima Chemicals, Inc.	61,000	411,015
	Hodogaya Chemical Co., Ltd.	184,000	1,048,464
	Hokkan Holdings, Ltd.	159,000	580,433
	Hokko Chemical Industry Co., Ltd.	71,000	317,831
	Hokuetsu Paper Mills, Ltd.	457,000	2,814,927
	Hokushin Co., Ltd.	64,000	141,212
	Honshu Chemical Industry Co., Ltd.	17,000	132,625
	Ihara Chemical Industry Co., Ltd.	126,000	458,801
	ISE Chemicals Corp.	59,000	377,752
	Ishihara Sangyo Kaisha, Ltd.	1,007,500	1,992,129
# *	Ishii Iron Works Co., Ltd.	77,000	275,719
#	Japan Carlit Co., Ltd.	46,000	539,315
	JSP Corp.	77,500	745,986
	Kanto Denka Kogyo Co., Ltd.	139,000	985,833
	Kasei (C.I.) Co., Ltd.	89,000	348,160
	Katakura Chikkarin Co., Ltd.	43,000	218,291
*	Kawasaki Kasei Chemicals, Ltd.	88,000	159,879
#	Kishu Paper Co., Ltd.	233,000	543,889
	Koatsu Gas Kogyo Co., Ltd.	135,000	879,422
	Kohsoku Corp.	48,000	343,541
	Komatsu Wall Industry Co., Ltd.	26,400	553,598
	Konishi Co., Ltd.	49,000	461,757
	Kumiai Chemical Industry Co., Ltd.	218,000	541,138
	Kureha Chemical Industry Co., Ltd.	493,000	2,595,586
#	Kurimoto, Ltd.	336,000	1,178,258
#	Kurosaki Harima Corp.	247,000	1,348,760
	MEC Co., Ltd.	24,300	676,392
	Mesco, Inc.	15,000	106,696
*	Mitsubishi Paper Mills, Ltd.	844,000	1,809,346
	Mitsubishi Plastics, Inc.	548,000	1,818,140
	Mitsubishi Shindoh Co., Ltd.	157,000	594,603
#	Mitsubishi Steel Manufacturing Co., Ltd.	375,000	2,360,689
# *	Mitsui Mining Co., Ltd.	384,000	898,486
	Mory Industries, Inc.	108,000	386,842

17

	Nakabayashi Co., Ltd.	147,000	414,615
	Nakayama Steel Works, Ltd.	327,000	1,600,924
#	Neturen Co., Ltd., Tokyo	106,000	1,282,233
	Nichia Steel Works, Ltd.	114,900	597,247
	Nichireki Co., Ltd.	65,000	261,902
#	Nifco, Inc.	152,000	3,322,962
	Nihon Kagaku Sangyo Co., Ltd.	44,000	378,501
	Nihon Matai Co., Ltd.	82,000	212,932
	Nihon Nohyaku Co., Ltd.	170,000	480,243
	Nihon Parkerizing Co., Ltd.	182,000	2,687,995
	Nihon Seiko Co., Ltd.	11,000	51,018
*	Nippon Carbide Industries Co., Inc., Tokyo	163,000	327,860
#	Nippon Chemical Industrial Co., Ltd.	235,000	710,287
#	Nippon Concrete Industries Co., Ltd.	108,000	309,425
#	Nippon Denko Co., Ltd.	280,000	932,661
	Nippon Fine Chemical Co., Ltd.	65,000	479,465
	Nippon Foil Mfg., Co., Ltd.	51,000	98,130
# *	Nippon Kasei Chemical Co., Ltd.	260,000	620,868
	Nippon Kinzoku Co., Ltd.	161,000	398,160
# *	Nippon Koshuha Steel Co., Ltd.	396,000	1,044,395
#	Nippon Metal Industry Co., Ltd.	440,000	1,003,908
	Nippon Paint Co., Ltd.	434,000	2,030,653
	Nippon Pigment Co., Ltd.	11,000	42,843
#	Nippon Pillar Packing Co., Ltd.	51,000	380,798
	Nippon Soda Co., Ltd.	364,000	1,359,909
#	Nippon Synthetic Chemical Industry Co., Ltd.	244,000	1,013,801
	Nippon Valqua Industries, Ltd.	242,000	843,328
#	Nippon Yakin Kogyo Co., Ltd.	230,000	1,012,725
	Nittetsu Mining Co., Ltd.	227,000	1,679,746
	Nitto FC Co., Ltd.	72,000	492,960
	Noda Corp.	33,800	188,610
#	NOF Corp.	523,000	3,170,990
	Okamoto Industries, Inc.	317,000	1,333,995
#	Okura Industrial Co., Ltd.	148,000	953,202
	Osaka Steel Co., Ltd.	116,300	2,415,328
	Pacific Metals Co., Ltd.	508,000	2,911,939
	Riken Technos Corp.	174,000	846,912
# *	S Science Co., Ltd.	2,420,000	1,163,529
#	S.T. Chemical Co., Ltd.	81,700	1,202,405
	Sakai Chemical Industry Co., Ltd.	266,000	1,389,241
	Sakata INX Corp.	157,000	771,672
#	Sanyo Chemical Industries, Ltd.	324,000	2,884,375
	Sekisui Plastics Co., Ltd.	256,000	1,000,339
	Shikoku Chemicals Corp.	146,000	972,082
	Shinagawa Refractories Co., Ltd.	162,000	752,787
	Shin-Etsu Polymer Co., Ltd.	212,000	2,971,893
	Showa Highpolymer Co., Ltd.	132,000	478,609
	Showa Tansan Co., Ltd.	49,000	206,141
	Somar Corp.	43,000	286,448
#	Stella Chemifa Corp.	31,700	1,205,482
#	Sumitomo Light Metal Industries, Ltd.	1,015,000	2,554,429
	Sumitomo Osaka Cement Co., Ltd.	215,000	671,622
	Sumitomo Pipe & Tube Co., Ltd.	76,000	493,511
	Sumitomo Seika Chemicals Co., Ltd.	186,000	908,218
	Taisei Lamick Co., Ltd.	15,300	477,152

18

#	Takasago International Corp.	271,000	1,280,695
	Takiron Co., Ltd.	195,000	769,358
	Tayca Corp.	124,000	413,015
*	Titan Kogyo Kabushiki Kaisha	59,000	129,266
	Toda Kogyo Corp.	113,000	513,500
	Tohcello Co., Ltd.	83,000	728,020
# *	Toho Rayon Co., Ltd.	384,000	2,864,183
#	Toho Zinc Co., Ltd.	354,000	2,966,348
# *	Tohpe Corp.	36,000	65,255
#	Tokai Carbon Co., Ltd.	534,000	3,080,216
#	Tokai Pulp & Paper Co., Ltd.	157,000	572,396
	Tokushu Paper Manufacturing Co., Ltd.	146,000	819,751
	Tokyo Rope Manufacturing Co., Ltd.	404,000	1,051,603
	Tokyo Tekko Co., Ltd.	112,000	962,467
	Tomoegawa Paper Co., Ltd.	96,000	400,657
	Tomoku Co., Ltd.	220,000	634,753
#	Topy Industries, Ltd.	571,000	2,331,214
	Toyo Kohan Co., Ltd.	255,000	1,038,565
	Tsutsunaka Plastic Industry Co., Ltd.	128,000	534,856
	TYK Corp.	82,000	244,281
	Ube Material Industries, Ltd.	192,000	657,677
#	Wood One Co., Ltd.	122,000	773,592
	Yamamura Glass Co., Ltd.	319,000	1,113,151
	Yamato Kogyo Co., Ltd.	160,000	3,320,916
	Yodogawa Steel Works, Ltd.	464,000	2,833,221
	Yuki Gosei Kogyo Co., Ltd.	49,000	177,940
#	Yushiro Chemical Industry Co., Ltd.	38,000	1,075,183
Total Materials			140,145,947

Consumer Staples — (7.6%)
	Aderans Co., Ltd.	106,650	2,948,548
	Ahjikan Co., Ltd.	10,500	90,681
	Ariake Japan Co., Ltd.	88,100	2,467,679
	Asahi Soft Drinks Co., Ltd.	137,500	1,645,657
	Bull Dog Sauce Co., Ltd.	37,000	409,744
#	Calpis Co., Ltd.	213,000	1,734,837
*	Cawachi, Ltd.	63,800	2,473,291
	CFS Corp.	72,500	505,016
	Chuo Gyorui Co., Ltd.	93,000	280,243
	Coca-Cola Central Japan Co., Ltd.	248	2,127,685
	CVS Bay Area, Inc.	55,000	186,183
	DyDo Drinco, Inc.	43,300	1,747,281
	Echo Trading Co., Ltd.	11,000	155,667
	Ensuiko Sugar Refining Co., Ltd.	85,000	275,005
	Fancl Corp.	51,400	3,555,166
*	First Baking Co., Ltd.	98,000	172,195
#	Fuji Oil Co., Ltd.	224,100	2,113,432
	Fujicco Co., Ltd.	78,000	1,137,973
#	Fujiya Co., Ltd.	325,000	736,289
	Hagoromo Foods Corp.	41,000	429,464
	Harashin Co., Ltd.	42,000	572,995
#	Hayashikane Sangyo Co., Ltd.	212,000	331,923
	Heiwado Co., Ltd.	151,000	2,998,390
# *	Hohsui Corp.	90,000	158,115
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	579,986

19

#	Hokuto Corp.	89,300	1,408,130
#	Inageya Co., Ltd.	126,000	983,230
#	Itochu Shokuh Co., Ltd.	33,600	1,272,207
#	Itoham Foods, Inc.	539,000	2,104,836
	Izumiya Co., Ltd.	232,000	1,912,870
	J-Oil Mills, Inc.	426,000	2,411,912
	K.R.S. Corp.	30,700	498,789
#	Kagome Co., Ltd.	244,900	3,044,811
	Kameda Seika Co., Ltd.	61,000	641,377
*	Kanebo, Ltd.	104,200	324,064
	Kasumi Co., Ltd.	152,000	1,016,860
	Katokichi Co., Ltd.	419,100	2,882,661
	Key Coffee, Inc.	56,400	783,931
#	Kibun Food Chemifa Co., Ltd.	73,000	1,537,826
#	Kinki Coca-Cola Bottling Co., Ltd.	171,000	1,838,125
	Kirin Beverage Corp.	60,300	1,406,183
	Kirindo Co., Ltd.	17,500	223,884
#	Kyodo Shiryo Co., Ltd.	256,000	478,464
#	Kyokuyo Co., Ltd.	291,000	717,076
#	Life Corp.	140,400	1,949,953
	Mandom Corp.	62,800	1,643,157
	Marudai Food Co., Ltd.	333,000	782,950
#	Maruetsu, Inc.	349,000	1,407,417
#	Maruha Group, Inc.	822,000	1,851,721
	Maruya Co., Ltd.	14,000	98,363
	Maxvalu Tohok Co., Ltd.	18,200	161,369
#	Meito Sangyo Co., Ltd.	58,400	1,208,113
	Mercian Corp.	380,000	1,245,823
	Mikuni Coca-Cola Bottling Co., Ltd.	137,000	1,448,884
	Milbon Co., Ltd.	32,040	1,162,165
	Ministop Co., Ltd.	75,400	1,758,411
#	Mitsui Sugar Co., Ltd.	360,850	1,570,730
#	Miyoshi Oil & Fat Co., Ltd.	202,000	460,342
	Morinaga & Co., Ltd.	697,000	1,791,280
	Morinaga Milk Industry Co., Ltd.	713,000	2,477,513
#	Morishita Jinton Co., Ltd.	47,800	178,070
	Morozoff, Ltd.	84,000	271,206
	Myojo Foods Co., Ltd.	104,000	567,281
#	Nagatanien Co., Ltd.	96,000	775,450
	Nakamuraya Co., Ltd.	152,000	993,672
#	Nichiro Corp.	419,000	908,267
*	Nihon Chouzai Co., Ltd.	10,000	300,768
	Nihon Shokuh Kako Co., Ltd.	71,000	332,555
#	Niitaka Co., Ltd.	7,260	82,004
#	Nippon Beet Sugar Manufacturing Co., Ltd.	411,000	1,195,088
#	Nippon Flour Mills Co., Ltd.	477,000	2,212,832
	Nippon Formula Feed Manufacturing Co., Ltd.	174,000	360,468
	Nippon Suisan Kaisha, Ltd.	723,000	2,852,697
	Nissin Sugar Manufacturing Co., Ltd.	122,000	469,099
	Nitto Flour Milling Co., Ltd.	90,000	316,514
#	Nosan Corp.	317,000	1,113,294
#	Oenon Holdings, Inc.	159,000	603,560
	Oie Sangyo Co., Ltd.	20,900	214,545
	Okuwa Co., Ltd.	123,000	1,647,834
	Olympic Corp.	56,900	464,704

20

	Oriental Yeast Co., Ltd.	77,000	479,224
*	Pietro Co., Ltd.	10,300	99,988
#	Pigeon Corp.	46,900	666,009
	Poplar Co., Ltd.	19,660	266,744
	Posful Corp.	58,800	276,845
*	Prima Meat Packers, Ltd.	533,000	829,388
	Q’Sai Co., Ltd.	81,600	863,107
	Riken Vitamin Co., Ltd.	64,400	1,679,158
	Rock Field Co., Ltd.	32,000	606,951
#	Ryoshoku, Ltd.	84,400	2,194,000
#	S Foods, Inc.	77,500	710,180
#	Sakata Seed Corp.	132,300	1,881,240
#	Seijo Corp.	27,200	734,378
	Shikoku Coca-Cola Bottling Co., Ltd.	60,000	760,553
	Shoei Foods Corp.	35,000	236,723
#	Showa Sangyo Co., Ltd.	438,000	1,310,710
# *	Snow Brand Milk Products Co., Ltd.	615,500	2,553,406
	Snow Brand Seed Co., Ltd.	30,000	150,023
#	Sogo Medical Co., Ltd.	16,500	341,576
	Sonton Food Industry Co., Ltd.	43,000	457,005
#	Sotetsu Rosen Co., Ltd.	70,000	340,781
	Starzen Corp.	212,000	606,509
#	Sugi Pharmacy Co., Ltd.	139,200	3,273,506
#	T.Hasegawa Co., Ltd.	107,400	1,687,940
	Takara Holdings, Inc.	167,000	1,006,813
	The Nisshin Oillio Group, Ltd.	445,000	3,417,997
	Three F Co., Ltd.	17,700	161,076
*	Tobu Store Co., Ltd.	165,000	465,812
	Toho Co., Ltd.	67,000	478,274
	Tokyu Store Chain Corp.	175,000	930,940
	Torigoe Co., Ltd.	63,000	488,475
*	Toyo Sugar Refining Co., Ltd.	105,000	180,637
*	Tsuruha Holdings, Inc.	46,400	1,799,801
	U.Store Co., Ltd.	63,600	532,493
#	Unicafe, Inc.	14,260	211,256
*	Unicharm Petcare Corp.	31,000	1,165,638
	Unimat Offisco Corp.	45,500	811,977
	Valor Co., Ltd.	69,200	2,496,524
#	Wakodo Co., Ltd.	12,200	450,413
#	Warabeya Nichiyo Co., Ltd.	41,360	582,906
#	Yaizu Suisankagaku Industry Co., Ltd.	33,400	402,116
#	Yaoko Co., Ltd.	51,300	1,212,825
#	Yomeishu Seizo Co., Ltd.	82,000	988,950
	Yonekyu Corp.	69,000	779,513
#	Yukiguni Maitake Co., Ltd.	77,180	339,131
Total Consumer Staples			134,108,291

Financials — (7.5%)
	Aichi Bank, Ltd.	20,200	2,257,845
	Akita Bank, Ltd.	543,000	2,857,195
	Aomori Bank, Ltd.	507,000	1,967,661
# *	Azel Corp., Tokyo	132,000	329,957
#	Bank of Ikeda, Ltd.	40,600	2,214,199
	Bank of Iwate, Ltd.	14,900	972,017
	Bank of Okinawa, Ltd.	50,400	2,132,537

21

	Bank of Saga, Ltd.	475,000	1,887,321
#	Bank of the Ryukyus, Ltd.	80,780	2,466,363
#	Central Finance Co., Ltd.	254,000	2,186,162
	Century Leasing System, Inc.	136,000	2,061,460
# *	Chiba Kogyo Bank, Ltd.	129,700	2,374,762
	Chukyo Bank, Ltd.	599,000	2,116,389
#	Cosmo Securities Co., Ltd.	1,099,000	2,777,566
	Credia Co., Ltd.	28,000	396,869
	Daibiru Corp.	288,000	3,093,814
#	Daiko Clearing Services Corp.	41,000	896,633
	Daisan Bank, Ltd.	480,000	1,579,807
	Daiwa Kosho Lease Co., Ltd.	397,000	2,422,230
#	Ehime Bank, Ltd.	410,000	1,411,984
	Eighteenth Bank, Ltd.	481,000	2,964,036
	Fukui Bank, Ltd.	674,000	2,488,160
	Fukushima Bank, Ltd.	523,000	1,018,594
*	Fuyo General Lease Co., Ltd.	31,000	1,289,064
*	Gro-BeLS Co., Ltd.	134,000	268,884
	Higashi-Nippon Bank, Ltd.	507,000	2,657,110
#	Hokuetsu Bank, Ltd.	641,000	1,882,952
	Ichiyoshi Securities Co., Ltd.	131,000	2,576,288
	Jaccs Co., Ltd.	174,000	1,719,146
	Kagawa Bank, Ltd.	205,350	1,209,090
*	Kanto Tsukuba Bank, Ltd.	100,300	1,890,484
	Keihanshin Real Estate Co., Ltd.	117,000	913,051
	Kita-Nippon Bank, Ltd.	20,406	1,148,771
*	Kiyo Holdings, Inc.	1,083,000	2,965,842
	Kobayashi Yoko Co., Ltd.	24,800	378,313
#	Kosei Securities Co., Ltd.	226,000	538,312
# *	Kyushu-Shinwa Holdings, Inc.	910,000	2,099,406
	Marusan Securities Co., Ltd.	197,000	2,300,235
	Meiwa Estate Co., Ltd.	63,600	992,086
	Michinoku Bank, Ltd.	425,000	1,633,336
	Minato Bank, Ltd.	828,000	2,731,606
#	Mito Securities Co., Ltd.	219,000	1,774,333
	Mitsubishi UFJ Financial Group, Inc.	1	13,214
	Miyazaki Bank, Ltd.	386,000	1,920,234
*	Momiji Holdings, Inc.	743	2,569,411
	Nagano Bank, Ltd.	230,000	876,992
#	Nisshin Fire & Marine Insurance Co., Ltd.	494,000	2,074,756
#	Odakyu Real Estate Co., Ltd.	120,000	559,377
	Oita Bank, Ltd.	359,000	2,742,679
	Osaka Securities Finance Co., Ltd.	54,000	342,456
#	Pocket Card Co., Ltd.	82,000	918,689
	Ricoh Leasing Co., Ltd.	82,700	2,310,545
	Sankei Building Co., Ltd.	175,000	1,522,901
#	Sanyo Electric Credit Co., Ltd.	93,700	1,757,140
	Shikoku Bank, Ltd.	524,000	2,595,160
	Shimizu Bank, Ltd.	26,000	1,247,008
#	Shinki Co., Ltd.	192,100	1,643,622
#	Shoei Co., Ltd.	31,680	877,864
	Suruga Corp.	28,600	1,780,322
#	Tachihi Enterprise Co., Ltd.	38,350	1,738,034
	Takagi Securities Co., Ltd.	156,000	1,041,139
	The Daito Bank, Ltd.	376,000	864,128

22

	TOC Co., Ltd.	373,950	2,240,172
	Tochigi Bank, Ltd.	314,000	2,702,611
	Toho Bank, Ltd.	578,000	2,976,673
	Toho Real Estate Co., Ltd.	152,000	1,241,741
	Tohoku Bank, Ltd.	194,000	540,971
	Tokai Tokyo Securities Co., Ltd.	190,250	1,237,589
#	Tokushima Bank, Ltd.	186,200	1,459,294
	Tokyo Rakutenchi Co., Ltd.	173,000	892,479
#	Tokyo Theatres Co., Inc.	199,000	697,236
#	Tokyu Community Corp.	35,700	999,632
#	Tokyu Livable, Inc.	39,500	2,385,959
	Tomato Bank, Ltd.	290,000	757,470
#	Tottori Bank, Ltd.	235,000	775,639
	Towa Bank, Ltd.	661,000	1,714,846
# *	Towa Real Estate Development Co., Ltd.	286,500	1,881,849
	Toyo Securities Co., Ltd.	245,000	1,609,217
	Yamagata Bank, Ltd.	485,000	2,739,988
	Yuraku Real Estate Co., Ltd.	146,000	922,631
Total Financials			133,013,538

Health Care — (3.0%)
	Aloka Co., Ltd.	74,000	661,643
	As One Corp.	47,380	1,149,115
	Create Medic Co., Ltd.	21,000	264,369
#	Eiken Chemical Co., Ltd.	59,000	623,217
	Fuso Pharmaceutical Industries, Ltd.	234,000	751,297
	Hitachi Medical Corp.	100,000	1,233,636
	Hogy Medical Co., Ltd.	44,600	2,242,871
	Iwaki & Co., Ltd.	55,000	177,844
#	Japan Medical Dynamic Marketing, Inc.	44,900	359,002
#	Jeol, Ltd.	210,000	1,104,842
	JMS Co., Ltd.	92,000	320,090
#	Kaken Pharmaceutical Co., Ltd.	286,000	2,360,730
	Kawamoto Corp.	4,000	22,622
	Kawanishi Holdings, Ltd.	7,400	110,219
	Kawasumi Laboratories, Inc.	45,000	305,610
	Kissei Pharmaceutical Co., Ltd.	176,000	3,005,844
	KYORIN Pharmaceutical Co., Ltd.	203,000	2,612,128
	Miraca Holdings, Inc.	111,000	2,184,701
#	Mochida Pharmaceutical Co., Ltd.	343,000	3,220,782
#	Nichii Gakkan Co.	95,200	2,065,405
	Nihon Kohden Corp.	119,000	1,985,802
#	Nikken Chemicals Co., Ltd.	171,000	504,202
# *	Nippon Chemiphar Co., Ltd.	102,000	805,851
	Nippon Shinyaku Co., Ltd.	183,000	1,544,292
	Nipro Corp.	171,000	2,541,352
	Nissui Pharmaceutical Co., Ltd.	51,000	424,471
#	Paramount Bed Co., Ltd.	87,300	1,997,878
	Rion Co., Ltd.	5,000	49,376
#	Rohto Pharmaceutical Co., Ltd.	298,000	3,458,730
	Seikagaku Corp.	147,500	1,665,311
#	SSP Co., Ltd.	338,000	2,787,110
	Teikoku Hormone Manufacturing Co., Ltd.	74,000	728,824
	Topcon Corp.	75,000	2,431,637
	Torii Pharmaceutical Co., Ltd.	74,900	1,501,657

23

#	Towa Pharmaceutical Co., Ltd.	41,900	863,374
# *	Toyama Chemicals Co., Ltd.	510,000	3,319,349
	Vital-Net, Inc.	98,800	619,297
	Wakamoto Pharmaceutical Co., Ltd.	77,000	322,741
#	Zeria Pharmaceutical Co., Ltd.	116,000	1,072,677
Total Health Care			53,399,898

Energy — (0.8%)
	AOC Holdings, Inc.	20,000	359,658
# *	Fuji Kosan Co., Ltd.	212,000	329,957
	Itochu Enex Co., Ltd.	250,000	1,865,406
	Japan Oil Transportation Co., Ltd.	79,000	266,092
	Kanto Natural Gas Development Co., Ltd.	146,000	1,154,346
#	Kyoei Tanker Co., Ltd.	92,000	306,582
	Mitsuuroko Co., Ltd.	172,000	1,178,799
#	Modec, Inc.	95,500	2,489,136
#	Nippon Gas Co., Ltd.	115,000	896,749
#	Petrolub International Co., Ltd.	69,800	277,930
#	Sala Corp.	98,000	487,705
	San-Ai Oil Co., Ltd.	191,000	908,095
	Shinko Plantech Co., Ltd.	115,000	858,469
	Sinanen Co., Ltd.	204,000	1,228,926
#	Toa Oil Co., Ltd.	319,000	628,760
# *	Toyo Kanetsu KK	341,000	942,246
Total Energy			14,178,856

Utilities — (0.5%)
#	Hokkaido Gas Co., Ltd.	150,000	428,332
	Hokuriku Gas Co., Ltd.	94,000	336,819
	Okinawa Electric Power Co., Ltd.	44,010	2,732,014
	Saibu Gas Co., Ltd.	982,000	2,325,327
	Shizuokagas Co., Ltd.	191,000	1,303,079
#	Tokai Corp.	178,000	1,051,515
Total Utilities			8,177,086

Telecommunication Services — (0.1%)
	JSAT Corp.	820	1,919,411

Other — (0.0%)
*	Akai Electric Co., Ltd.	363,000	0
*	Fujii & Co., Ltd.	44,000	380
*	Gajoen Kanko KK	37,000	0
*	Kakuei (L.) Corp.	100,000	864
*	Kirayaka Holdings, Inc.	98,000	332,720
*	Maruishi Holdings Co., Ltd.	214,000	1,849
*	New Real Property KK	43,900	0
*	Nichiboshin, Ltd.	1,190	1,028
*	Takarabune Corp.	26,000	0
Total Other			336,841

TOTAL COMMON STOCKS			1,321,544,045

RIGHTS/WARRANTS — (0.0%)
*	Kanematsu Corp. Warrants 03/31/06	20,125	0

24

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (25.4%)
Repurchase Agreement, Mizuho Securities USA 4.53%, 03/01/06 (Collateralized by $423,522,649 U.S. STRIPS, rates ranging from 0% to 3.375%, maturities ranging from 08/15/07 to 08/15/20, valued at $290,700,000) to be repurchased at $285,035,863	$285,000	285,000,000

Repurchase Agreement, Deutsche Bank Securities 4.52%, 03/01/06 (Collateralized by $194,395,721 U.S. STRIPS, rates ranging from 0% to 9.00%, maturities ranging from 08/15/11 to 05/15/29; U.S. Treasury Bond 8.125%, 05/15/21; & U.S. Treasury Notes 3.25%, 01/15/09 & 3.00%, 02/15/09, valued at $152,687,426) to be repurchased at $149,712,349	149,694	149,693,554

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $16,022,000 FHLMC Notes 4.00%, 09/22/09, valued at $15,801,698) to be repurchased at $15,569,903	15,568	15,568,000
TOTAL TEMPORARY CASH INVESTMENTS		450,261,554

TOTAL INVESTMENTS - (100.0%) (Cost $1,530,351,373)##		$1,771,805,599

25

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value††

AUSTRALIA — (40.5%)
COMMON STOCKS — (40.4%)
	A.I., Ltd.	129,195	$27,856
	A.P. Eagers, Ltd.	28,067	155,932
	AAV, Ltd.	192,653	142,442
#	ABB Grain, Ltd.	417,667	2,451,069
	ABC Learning Centres, Ltd.	22,584	127,070
*	Acclaim Exploration NL	435,905	10,344
*	Adacel Technologies, Ltd.	113,249	36,987
	ADCorp Australia, Ltd.	123,389	56,689
#	Adelaide Bank, Ltd.	334,667	3,313,407
	Adelaide Brighton, Ltd.	1,594,863	3,052,684
#	Adsteam Marine, Ltd.	798,927	1,184,498
	Adtrans Group, Ltd.	32,047	75,972
*	Agenix, Ltd.	333,983	78,972
*	AGT Biosciences, Ltd.	261,684	121,714
*	Ainsworth Game Technology, Ltd.	393,653	149,946
	AJ Lucas Group, Ltd.	85,235	57,625
	Alesco Corp., Ltd.	217,588	1,610,293
*	Alkane Exploration, Ltd.	185,165	32,960
*	Allegiance Mining NL	702,073	111,575
*	Allied Medical, Ltd.	11,746	0
*	Altium, Ltd.	162,100	35,952
*	Amadeus Energy, Ltd.	566,265	416,083
	Amalgamated Holdings, Ltd.	335,951	1,142,210
	Amcom Telecommunications, Ltd.	596,711	66,032
*	Amity Oil NL	372,573	117,052
*	Amrad Corp., Ltd.	211,023	85,690
*	Anadis, Ltd.	136,900	36,079
	Ansell, Ltd.	19,924	161,904
*	Antaeus Energy, Ltd.	193,687	13,375
#	ARB Corporation, Ltd.	151,288	359,361
*	Arc Energy, Ltd.	648,384	784,919
	Ariadne Australia, Ltd.	286,001	116,443
*	Arrow Pharmaceuticals, Ltd.	650,000	1,284,445
	Aspen Group, Ltd.	4,354	3,880
*	Astron, Ltd.	54,000	150,256
	Atlas Group Holding, Ltd.	243,871	205,042
	Atlas Pacific, Ltd.	82,585	21,440
#	AuIron Energy, Ltd.	491,058	681,389
	Ausdrill, Ltd.	298,417	354,315
*	Ausmelt, Ltd.	36,118	10,736
	Auspine, Ltd.	139,906	376,200
	Austal, Ltd.	586,250	941,556
*	Austar United Communications, Ltd.	4,130,450	3,354,718

1

	Austereo Group, Ltd.	1,174,877	1,428,047
	Austin Group, Ltd.	70,265	26,818
#	Australand Property Group	783,966	1,179,092
#	Australian Agricultural Co., Ltd.	769,517	963,601
*	Australian Magnesium Corp., Ltd.	16,619	3,562
	Australian Pharmaceutical Industries, Ltd.	773,518	1,634,944
#	Australian Pipeline Trust	840,815	2,706,033
# *	Australian Worldwide Exploration, Ltd.	1,190,894	2,253,457
	Auto Group, Ltd.	41,309	6,134
#	Autron Corporation, Ltd.	989,247	76,494
#	AV Jennings Homes, Ltd.	560,261	511,196
	Avatar Industries, Ltd.	195,019	235,456
*	Avexa, Ltd.	67,761	14,059
*	Babcock & Brown Environmental Investments, Ltd.	244,164	444,630
*	Ballarat Goldfields NL	3,548,642	1,237,513
#	Bank of Queensland, Ltd.	316,233	3,627,179
	Baxter Group, Ltd.	110,652	376,372
#	BayCorp Advantage, Ltd.	683,618	1,605,607
	Beach Petroleum, Ltd.	1,963,084	1,674,442
	Beaconsfield Gold NL	89,078	26,456
#	Bendigo Bank, Ltd.	367,307	3,894,120
*	Bendigo Mining NL	1,327,813	2,070,745
*	Betcorp, Ltd.	27,362	97,113
*	Beyond International, Ltd.	61,256	29,109
# *	Biota Holdings, Ltd.	489,627	630,297
#	Blackmores, Ltd.	43,225	456,755
*	Blina Diamonds, Ltd. NL	15,073	7,692
#	Bolnisi Gold NL	828,668	1,288,299
	Boom Logistics, Ltd.	453,500	1,414,691
*	Boulder Group NL	717,587	74,158
*	BQT Solutions, Ltd.	179,898	22,666
*	Bradken, Ltd.	301,716	1,047,850
	Brazin, Ltd.	276,893	362,939
	Brickworks, Ltd.	24,266	239,679
	Bridgestone Australia, Ltd.	66,100	146,669
	Broadcast Services Australia, Ltd.	337,438	62,727
*	Buka Mineral, Ltd.	210,323	40,323
	Cabcharge Australia, Ltd.	349,408	1,697,089
	Campbell Brothers, Ltd.	141,866	1,435,595
	Candle Australia, Ltd.	113,822	270,242
*	Cape Range Wireless, Ltd.	3,581,304	50,636
# *	Capral Aluminium, Ltd.	460,611	438,912
*	Cardno, Ltd.	37,585	122,629
*	Carpenter Pacific Resources, Ltd.	348,383	227,127
	CDS Technologies, Ltd.	61,294	116,242
	Cedar Woods Properties, Ltd.	85,977	213,822
*	Cellestis, Ltd.	270,681	845,500
	Cellnet Telecommunications Group, Ltd.	91,100	69,138
*	Centamin Egypt, Ltd.	1,409,437	749,221
#	Centennial Coal, Ltd.	916,321	2,416,104
	Central Equity, Ltd.	183,928	264,110
*	Ch4 Gas, Ltd.	193,000	193,060
*	Charters Towers Gold Mines, Ltd.	937,142	108,099
# *	Chemeq, Ltd.	166,742	76,684
#	Chiquita Brands South Pacific, Ltd.	348,787	144,004

2

*	Circadian Technologies, Ltd.	64,591	53,406
	Citect Corp., Ltd.	109,822	179,963
# *	City Pacific, Ltd.	154,481	411,162
*	Climax Mining, Ltd.	870,299	257,330
# *	Clough, Ltd.	1,236,465	340,995
*	Clover Corp., Ltd.	269,348	31,071
*	Cluff Resources Pacific NL	911,746	12,090
	CMI, Ltd.	81,810	78,998
*	CO2 Group, Ltd.	280,693	47,565
	Coates Hire, Ltd.	777,161	3,384,547
	Codan, Ltd.	141,104	95,799
#	Coffey International, Ltd.	187,844	482,483
	Collection House, Ltd.	224,054	142,215
	Colorado Group, Ltd.	290,827	796,109
#	Commander Communications, Ltd.	659,802	971,056
*	Compass Resources NL	188,000	211,912
#	Consolidated Minerals, Ltd.	675,388	1,314,863
*	Consolidated Rutile, Ltd.	157,941	90,667
*	Coplex Resources NL	231,400	15,463
*	Copperco, Ltd.	1,750,000	35,019
	Corporate Express Australia, Ltd.	559,779	2,487,769
	Count Financial, Ltd.	668,138	993,135
	Coventry Group, Ltd.	91,754	394,584
*	CPI, Ltd.	68,585	23,037
#	Crane Group, Ltd.	171,296	1,345,316
*	Croesus Mining NL	878,058	185,437
*	Cue Energy Resources, Ltd.	452,354	70,291
	Danks Holdings, Ltd.	10,425	69,869
#	DCA Group, Ltd.	509,294	1,315,116
	Devine, Ltd.	309,498	172,152
*	Dioro Exploration NL	297,142	13,877
*	Dominion Mining, Ltd.	192,017	159,454
# *	Dragon Mining NL	709,605	68,133
*	E.R.G., Ltd.	1,647,173	147,727
*	Echelon Resources, Ltd.	7,950	4,363
*	Emporer Mines, Ltd.	324,668	100,938
	Energy Developments, Ltd.	420,089	1,242,786
*	Energy World Corp., Ltd.	325,630	6,724
#	Envestra, Ltd.	2,370,022	2,093,439
*	Environmental Solutions International, Ltd.	13,473	9,003
	Equigold NL	476,475	458,043
	Evans & Tate, Ltd.	144,000	16,977
#	Excel Coal, Ltd.	625,010	3,132,320
*	Falcon Minerals, Ltd.	240,897	56,037
	Fantastic Holdings, Ltd.	249,681	548,297
*	First Australian Resources, Ltd.	598,074	57,935
	FKP, Ltd.	567,626	2,208,160
#	Fleetwood Corp., Ltd.	141,170	727,091
#	Flight Centre, Ltd.	277,855	2,296,573
	Forest Enterprises Australia, Ltd.	730,767	346,283
*	Fortescue Metals Group, Ltd.	700,670	2,912,826
#	Funtastic, Ltd.	312,883	423,728
	Futuris Corp., Ltd.	1,990,990	3,475,161
	Gale Pacific, Ltd.	124,716	148,422
#	GasNet Australia Group	399,700	799,501

3

	Gazal Corp., Ltd.	104,542	224,363
# *	Genetic Technologies, Ltd.	830,383	216,803
*	Geodynamics, Ltd.	299,333	380,252
*	Giants Reef Mining, Ltd.	41,182	25,991
	Globe International, Ltd.	882,836	209,370
*	Gold Aura, Ltd.	41,097	2,118
*	Goldstream Mining NL	151,648	45,766
	Gowing Bros., Ltd.	79,311	171,373
*	Gradipore, Ltd.	248,857	371,101
#	Graincorp, Ltd. Series A	97,210	836,769
	Grand Hotel Group	713,825	443,896
	GRD, Ltd.	597,971	1,280,346
#	Great Southern Plantations, Ltd.	928,381	2,615,248
	Green’s Foods, Ltd.	197,278	84,023
	GUD Holdings, Ltd.	174,840	1,008,375
#	Gunns, Ltd.	1,060,588	2,276,443
*	Gutnick Resources NL	17,866	610
#	GWA International, Ltd.	856,509	2,155,196
*	Gympie Gold, Ltd.	20,163	0
# *	Hardman Resources, Ltd.	2,057,965	2,853,718
#	Healthscope, Ltd.	711,576	2,023,854
*	Henry Walker Eltin Group, Ltd.	463,214	0
# *	Herald Resources, Ltd.	158,766	140,878
	HGL, Ltd.	91,978	128,452
#	Hills Industries, Ltd.	520,920	2,025,487
	Home Building Society, Ltd.	28,368	263,576
*	Horizon Oil, Ltd.	752,832	89,620
#	Housewares International, Ltd.	314,587	421,108
	HPAL, Ltd.	345,699	432,451
# *	Hutchison Telecommunications (Australia), Ltd.	1,803,251	354,109
	IBA Health, Ltd.	789,487	426,434
	IBT Education, Ltd.	237,774	366,903
*	ICSGlobal, Ltd.	155,693	33,582
#	iiNet, Ltd.	293,557	341,346
*	Imdex, Ltd.	135,662	48,295
	Incitec Pivot, Ltd.	165,924	2,206,363
*	Independence Group NL	257,608	434,064
*	Independent Practitioner Network, Ltd.	457,414	35,613
*	Indophil Resources NL	790,764	365,772
	Infomedia, Ltd.	696,356	270,638
	Institute of Drug Technology Australia, Ltd.	82,205	85,601
	Integrated Group, Ltd.	145,820	172,744
	Integrated Research, Ltd.	261,513	96,730
	Integrated Tree Cropping, Ltd.	95,052	76,255
*	Intellect Holdings, Ltd.	48,362	7,042
*	Intermoco, Ltd.	1,067,459	42,879
	International All Sports, Ltd.	58,815	20,031
	Invocare, Ltd.	299,921	922,205
#	IOOF Holdings, Ltd.	188,654	1,089,158
#	Iress Market Technology, Ltd.	312,860	1,118,544
	IWL, Ltd.	163,678	534,294
*	Ixla, Ltd.	89,921	1,536
	JB Hi-Fi, Ltd.	319,227	1,144,576
#	Jones (David), Ltd.	1,260,395	2,662,721
#	Jubilee Mines NL	380,555	1,906,842

4

	Just Group, Ltd.	605,300	1,432,351
	K&S Corp., Ltd.	140,818	341,356
*	Kagara Zinc, Ltd.	562,523	1,204,793
*	Keycorp, Ltd.	156,412	169,112
*	Kids Campus, Ltd.	69,303	43,820
*	Kimberley Diamond Co. NL	296,906	354,769
*	Kings Minerals NL	516,989	72,881
#	Kingsgate Consolidated, Ltd.	255,569	1,036,823
	Kresta Holdings, Ltd.	231,002	37,646
*	Lakes Oil NL	2,260,738	33,529
	Lemarne Corp., Ltd.	20,790	42,161
*	Leyshon Resources, Ltd.	103,357	17,025
	Lighting Corp., Ltd.	180,200	79,008
*	Longreach Group, Ltd.	276,023	14,181
*	Lynas Corp., Ltd.	433,768	72,226
#	MacArthur Coal, Ltd.	550,976	2,121,829
	MacMahon Holdings, Ltd.	1,539,739	811,791
*	Macmin Silver, Ltd.	926,171	266,505
*	Macquarie Corporate Telecommunications, Ltd.	35,019	20,421
	Magellan Petroleum Australia, Ltd.	32,760	34,702
*	Magnesium International, Ltd.	32,803	9,059
*	Maryborough Sugar Factory, Ltd.	600	5,346
*	Matrix Oil NL	284,505	18,167
	MaxiTRANS Industries, Ltd.	482,299	286,185
#	McGuigan Simeon Wines, Ltd.	353,136	807,610
#	McPherson’s, Ltd.	146,587	190,045
*	Medica Holdings, Ltd.	31,587	17,981
	Melbourne IT, Ltd.	85,583	101,499
*	Metabolic Pharmaceuticals, Ltd.	700,000	269,341
# *	Metal Storm, Ltd.	1,482,706	282,936
#	MFS, Ltd.	276,486	704,696
# *	Miller’s Retail, Ltd.	693,399	662,616
	Minara Resources, Ltd.	1,335,759	1,992,483
#	Mincor Resources NL	492,383	241,838
	Monadelphous Group, Ltd.	238,478	1,082,832
	Mortgage Choice, Ltd.	75,000	118,632
*	Mosaic Oil NL	756,146	92,714
*	Mount Gibson Iron, Ltd.	1,157,056	570,293
*	Multiemedia, Ltd.	4,822,552	35,858
*	MXL, Ltd.	932,804	61,404
	MYOB, Ltd.	1,059,201	784,697
	Namoi Cotton Cooperative, Ltd.	176,490	84,975
	National Can Industries, Ltd.	97,017	104,344
	New Hope Corp., Ltd.	1,757,459	1,678,338
*	Nexus Energy, Ltd.	734,642	263,325
*	Norwood Abbey, Ltd.	326,063	99,234
# *	Novogen, Ltd.	281,642	898,186
	Nufarm, Ltd.	287,774	2,324,333
# *	Nylex, Ltd.	2,499,758	239,807
	Oakton, Ltd.	248,733	550,599
	Oamps, Ltd.	424,530	1,099,123
*	Occupational & Medical Innovations, Ltd.	31,208	22,173
# *	Oceana Gold, Ltd.	1,111,700	657,063
*	Orbital Engine Corp., Ltd.	537,358	40,336
	OrotonGroup, Ltd.	79,968	119,614

5

*	Oxiana, Ltd.	1,350,469	1,905,400
	Pacific Brands, Ltd.	1,579,411	2,645,029
	Pacific Group, Ltd.	401,618	587,378
# *	Paladin Resources, Ltd.	1,385,832	3,645,043
*	Palm Springs, Ltd.	278,505	6,008
# *	Pan Australian Resouces, Ltd.	2,321,653	420,216
*	Pan Pacific Petroleum NL	491,700	39,635
*	Panbio, Ltd.	58,078	12,572
	Paperlinx, Ltd.	1,465,430	3,688,119
*	Payce Consolidated, Ltd.	29,670	71,818
*	Peet & Co., Ltd.	34,831	76,259
	Penfold Buscombe, Ltd.	85,065	97,993
*	People Telecom, Ltd.	535,431	37,848
*	Peptech, Ltd.	425,247	439,537
*	Perilya, Ltd.	491,030	681,438
# *	Perseverance Corp., Ltd.	1,686,832	486,398
*	Petra Diamonds, Ltd.	65,193	80,132
# *	Petsec Energy, Ltd.	340,356	555,972
*	Pharmaxis, Ltd.	215,030	326,131
*	Plantcorp NL	4,329	0
	Plaspak Group, Ltd.	99,965	59,314
*	PMP, Ltd.	863,573	1,040,354
*	Polartechnics, Ltd.	57,873	3,390
	Port Bouvard, Ltd.	108,200	147,605
*	Port Douglas Reef Resorts, Ltd.	251,655	0
*	PowerTel, Ltd. Series B	175,372	135,812
*	Prana Biotechnology, Ltd.	195,424	28,997
*	Precious Metals Australia, Ltd.	12,727	17,784
*	Preston Resources NL	64,000	758
	Primary Health Care, Ltd.	374,857	3,130,634
	Prime Television, Ltd.	334,381	808,083
*	Primelife Corp., Ltd.	275,967	232,542
*	Progen Industries, Ltd.	83,761	183,211
	Programmed Maintenance Service, Ltd.	217,322	593,782
# *	Psivida, Ltd.	1,116,864	566,940
	Queensland Cotton Holdings, Ltd.	64,879	192,267
	Ramsay Health Care, Ltd.	425,740	3,149,176
	Raptis Group, Ltd.	12,000	8,019
	Rebel Sport, Ltd.	225,105	558,537
#	Redfire Resources NL	1,217,979	249,331
# *	Redflex Holdings, Ltd.	230,706	447,808
	Reece Australia, Ltd.	251,463	2,855,167
*	Reinsurance Australia Corp., Ltd.	399,993	135,961
#	Repco Corp., Ltd.	513,959	862,719
	Repcol, Ltd.	308,668	123,229
# *	Resolute Mining, Ltd.	680,217	570,373
*	Resonance Health, Ltd.	29,264	1,939
*	Resource Pacific Holdings, Ltd.	246,000	225,558
#	Ridley Corp., Ltd.	805,263	807,826
	Roberts, Ltd.	105,344	196,104
# *	Roc Oil Co., Ltd.	624,664	1,459,408
	Rock Building Society, Ltd.	25,092	89,451
	Ross Human Directions, Ltd.	128,454	49,994
	Rural Press, Ltd.	287,691	2,434,756
	S8, Ltd.	236,239	580,771

6

	SAI Global, Ltd.	309,247	685,307
*	Sally Malay Mining, Ltd.	402,323	267,180
#	Salmat, Ltd.	341,073	1,069,569
	Schaffer Corp., Ltd.	33,766	135,641
#	SDI, Ltd.	237,810	133,357
*	Sedimentary Holdings, Ltd.	577,321	87,704
	Select Harvests, Ltd.	118,592	1,276,403
	Senetas Corp., Ltd.	1,320,478	572,971
	Servcorp, Ltd.	207,972	773,489
	Seven Network, Ltd.	354,582	2,157,221
	SFE Corp., Ltd.	334,655	3,159,869
*	Silex System, Ltd.	381,434	927,311
	Sims Group, Ltd.	253,018	2,893,137
# *	Sino Gold, Ltd.	391,681	1,127,397
*	Sirtex Medical, Ltd.	96,109	164,074
	Skilled Engineering, Ltd.	238,174	832,423
	Smorgon Steel Group, Ltd.	2,608,317	2,445,675
	SMS Management & Technology, Ltd.	132,991	234,043
#	Southern Cross Broadcasting (Australia), Ltd.	152,380	1,359,995
*	Southern Pacific Petroleum NL	698,740	0
#	SP Telecommunications, Ltd.	925,947	643,743
*	Sphere Investments, Ltd.	28,000	19,985
#	Spotless Group, Ltd.	664,610	2,532,097
*	St. Barbara Mines, Ltd.	1,908,122	732,688
*	Starpharma Holdings, Ltd.	258,219	92,171
	Straits Resources, Ltd.	488,164	1,106,226
*	Strategic Minerals Corp. NL	358,100	41,051
*	Strathfield Group, Ltd.	492,553	14,930
*	Striker Resources NL	435,484	12,503
#	STW Communications Group, Ltd.	581,443	1,305,544
#	Sunland Group, Ltd.	720,738	1,065,679
# *	Super Cheap Auto Group, Ltd.	255,318	492,179
	Sydney Aquarium, Ltd.	49,135	246,937
*	Sydney Gas, Ltd.	661,636	186,065
	Symex Holdings, Ltd.	203,321	188,610
*	Taipan Resources NL	2,475,883	128,887
*	Tandou, Ltd.	3,410	3,454
*	Tap Oil, Ltd.	461,403	760,377
	Technology One, Ltd.	705,539	292,043
*	Tectonic Resources NL	259,183	35,625
*	Television & Media Services, Ltd.	80,023	54,035
#	Ten Network Holdings, Ltd.	1,202,665	2,659,699
	Thakral Holdings Group	1,876,418	1,078,964
#	Timbercorp, Ltd.	844,993	2,031,576
*	Titan Resources, Ltd.	595,172	23,348
*	Tooth & Co., Ltd.	153,000	7,611
*	Total Communications Infrastructure, Ltd.	101,853	127,029
#	Transfield Services, Ltd.	499,145	2,714,153
*	Triako Resources, Ltd.	31,217	23,940
	Troy Resources NL	140,242	294,831
	Trust Company of Australia, Ltd.	75,179	562,798
*	Union Resources, Ltd.	1,000,000	53,115
	United Group, Ltd.	393,438	3,508,998
*	Unitract, Ltd.	147,406	29,511
*	Universal Resources, Ltd.	109,414	8,131

7

*	Unwired Group, Ltd.	515,389	159,464
	UXC, Ltd.	370,944	286,542
	VeCommerce, Ltd.	13,680	13,722
# *	Ventracor, Ltd.	502,158	399,657
*	Victoria Petroleum NL	2,180,492	50,170
	Villa World, Ltd.	229,021	259,455
*	Village Life, Ltd.	203,651	52,924
	Village Roadshow, Ltd.	591,536	1,037,019
*	Virotec International NL	507,775	243,180
# *	Vision Group, Ltd.	165,171	528,683
	Vision Systems, Ltd.	522,137	798,230
*	Voicenet (Australia), Ltd.	495,284	8,343
	Volante Group, Ltd.	273,599	219,779
	Waterco, Ltd.	33,300	80,277
	Watpac, Ltd.	158,608	245,815
#	Wattyl, Ltd.	230,962	611,385
	Webster, Ltd.	122,278	68,741
# *	Wedgetail Exploration NL	1,413,422	37,816
*	Western Areas NL	404,190	653,605
	WHK Group, Ltd.	225,793	962,870
	Wide Bay Capricorn Building Society, Ltd.	47,718	318,574
	Yates, Ltd.	60,281	2,339
TOTAL COMMON STOCKS			250,721,957

PREFERRED STOCKS — (0.1%)
	Village Roadshow, Ltd. Class A	290,423	472,017

RIGHTS/WARRANTS — (0.0%)
*	Pan Pacific Petroleum NL Options 06/30/07	163,900	4,990
*	Polartechnics, Ltd. Options 11/28/06	7,234	16
TOTAL RIGHTS/WARRANTS			5,006

TOTAL — AUSTRALIA			251,198,980

HONG KONG — (23.7%)
COMMON STOCKS — (23.7%)
*	139 Holdings, Ltd.	620,000	6,280
	ABC Communications (Holdings), Ltd.	930,000	70,320
	Aeon Credit Service (Asia) Co., Ltd.	740,000	587,177
	ALCO Holdings, Ltd.	996,000	434,748
	Allan International Holdings, Ltd.	592,000	79,301
	Allied Group, Ltd.	559,200	856,246
	Allied Properties, Ltd.	810,600	555,067
*	Anex International Holdings, Ltd.	152,000	2,409
*	Applied International Holdings, Ltd.	1,243,000	61,082
*	APT Satellite Holdings, Ltd.	599,000	136,761
*	Artel Solutions Group Holdings, Ltd.	2,315,000	30,091
	Arts Optical International Holdings, Ltd.	468,000	145,969
*	Asia Aluminum Holdings, Ltd.	7,172,000	884,922
*	Asia Commercial Holdings, Ltd.	72,800	5,904
	Asia Financial Holdings, Ltd.	2,340,908	1,186,611
*	Asia Logistics Technologies, Ltd.	22,140	4,320

8

	Asia Satellite Telecommunications Holdings, Ltd.	459,500	785,912
	Asia Standard International Group, Ltd.	9,454,000	362,226
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	24,413
	Associated International Hotels, Ltd.	898,000	762,893
	Automated Systems Holdings, Ltd.	340,000	81,653
*	B.A.L. Holdings, Ltd.	406	11
	Baltrans Holdings, Ltd.	470,000	284,281
*	Beijing Development (Hong Kong), Ltd.	166,000	18,240
*	Bestway International Holdings, Ltd.	9,222,000	269,451
#	Bossini International Holdings, Ltd.	2,493,500	259,230
	Bright International Group, Ltd.	710,000	49,301
#	Cafe de Coral Holdings, Ltd.	1,214,000	1,530,738
*	Capital Estate, Ltd.	1,550,000	82,179
*	Capital Prosper, Ltd.	480,000	6,499
	Capital Strategic Investment, Ltd.	30,500	4,624
*	Carico Holdings, Ltd.	2,948	65
	Cash Financial Services Group, Ltd.	27,018	1,098
*	Casil Telecommunications Holdings, Ltd.	1,420,000	66,305
*	Catic International Holdings, Ltd.	5,332,000	78,587
	CCT Telecom Holdings, Ltd.	472,970	72,236
	CEC International Holdings, Ltd.	220,279	4,237
*	Celestial Asia Securities Holdings, Ltd.	426,036	20,456
*	Central China Enterprises, Ltd.	210,400	19,496
#	Champion Technology Holdings, Ltd.	2,086,581	337,404
	Chaoda Modern Agriculture (Holdings), Ltd.	3,870,000	2,323,046
	Chen Hsong Holdings, Ltd.	1,210,000	749,845
	Cheuk Nang (Holdings), Ltd.	118,201	71,294
*	Cheung Tai Hong Holdings, Ltd.	100,920	5,705
	Chevalier International Holdings, Ltd.	551,482	548,608
	Chevalier Itech Holdings, Ltd.	355,250	69,449
*	China Aerospace International Holdings, Ltd.	3,384,000	170,682
*	China Bio-medical Group, Ltd.	415,000	8,024
*	China Digicontent Co., Ltd.	2,710,000	3,493
*	China Electronics Corp. Holdings Co., Ltd.	668,250	122,697
	China Everbright International, Ltd.	3,945,000	261,081
*	China Everbright Technology, Ltd.	3,244,000	104,185
# *	China Gas Holdings, Ltd.	6,028,000	1,280,048
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	220,975
*	China Insurance International Holdings Co., Ltd.	2,868,000	1,133,470
*	China Investments Holdings, Ltd.	210,000	4,548
*	China Merchants Dichain (Asia), Ltd.	7,160,000	28,732
*	China Metal International Holdings, Ltd.	100,000	35,936
*	China Motion Telecom International, Ltd.	257,000	4,530
	China Motor Bus Co., Ltd.	74,000	581,781
*	China Nan Feng Group, Ltd.	28,800	361
#	China National Aviation Co., Ltd.	6,634,000	1,326,525
	China Online (Bermuda), Ltd.	296,240	49,180
*	China Oriental Group Co., Ltd.	2,646,000	610,668
*	China Pharmaceutical Enterprise and Investment Corp., Ltd.	3,116,000	576,541
*	China Power International Development, Ltd.	3,070,000	973,489
	China Rare Earth Holdings, Ltd.	1,180,000	167,943
	China Resources Land, Ltd.	3,280,000	1,755,161
	China Resources Logic, Ltd.	5,844,000	674,526
*	China Rich Holdings, Ltd.	676,000	14,299
*	China Sci-Tech Holdings, Ltd.	278,600	4,161

9

*	China Shineway Pharmaceutical Group, Ltd.	448,000	288,469
*	China Star Entertainment, Ltd.	440,292	13,489
*	China Strategic Holdings, Ltd.	1,368,500	170,971
	Chinney Investments, Ltd.	1,144,000	113,156
	Chitaly Holdings, Ltd.	476,000	241,555
#	Chow Sang Sang Holdings International, Ltd.	1,125,680	461,908
#	Chuangs China Investments, Ltd.	1,347,000	77,430
	Chuang’s Consortium International, Ltd.	1,858,884	152,459
	Chun Wo Holdings, Ltd.	1,671,917	162,689
	Chung Tai Printing Holdings, Ltd.	548,000	83,636
# *	CITIC 21CN Co., Ltd.	7,724,000	1,155,568
	CITIC International Financial	1,800,000	814,849
*	CITIC Resources Holdings, Ltd.	9,938,000	1,696,478
	City e Solutions, Ltd.	186,000	20,549
*	City Telecom (H.K.), Ltd.	1,070,000	83,689
# *	Clear Media, Ltd.	1,035,000	1,070,221
*	Climax International Co., Ltd.	296,000	986
	CNPC (Hong Kong), Ltd.	6,430,000	1,915,843
*	CNT Group, Ltd.	3,078,000	44,789
	Coastal Greenland, Ltd.	2,440,000	112,661
#	COFCO International, Ltd.	3,906,000	2,075,550
*	Comba Telecom Systems Holdings, Ltd.	1,618,000	630,994
*	Compass Pacific Holdings, Ltd.	624,000	10,859
*	Computer & Technologies Holdings, Ltd.	432,000	59,457
	Continental Holdings, Ltd.	98,825	10,933
	Continental Mariner Investment Co., Ltd.	1,328,000	247,626
	COSCO International Holdings, Ltd.	2,573,600	497,687
	Coslight Technology International Group, Ltd.	626,000	131,436
	Cosmos Machinery Enterprises, Ltd.	1,126,400	57,038
*	Crocodile Garments, Ltd.	1,539,000	126,049
	Cross Harbour Tunnel Co., Ltd.	458,520	368,007
*	CSMC Technologies Corp.	980,000	52,452
*	Culturecom Holdings, Ltd.	3,767,000	66,944
*	Dah Hwa International Holdings, Ltd.	2,354,000	53,145
*	Dan Form Holdings Co., Ltd.	2,386,600	140,578
*	Daqing Petroleum & Chemical Group, Ltd.	1,375,000	83,759
	Dickson Concepts International, Ltd.	715,130	1,049,925
	Digital China Holdings, Ltd.	1,416,000	500,002
*	DVN Holdings, Ltd.	744,490	158,258
*	Dynamic Global Holdings, Ltd.	3,522,000	19,068
	Dynamic Holdings, Ltd.	244,000	98,335
	Eagle Nice (International) Holdings, Ltd.	70,000	23,064
	Easyknit International Holdings, Ltd.	282,860	4,969
*	Eforce Holdings, Ltd.	2,620,000	8,136
	Egana Jewelry & Pearls, Ltd.	331,789	61,414
#	Eganagoldfeil Holdings, Ltd.	2,491,235	863,642
	Emperor Entertainment Hotel, Ltd.	2,035,000	716,086
	Emperor International Holdings, Ltd.	2,430,360	616,539
*	e-New Media Co., Ltd.	320,000	31,374
*	eSun Holdings, Ltd.	833,600	390,753
*	Extrawell Pharmaceutical Holdings, Ltd.	3,220,000	98,149
*	Ezcom Holdings, Ltd.	72,576	449
	Fairwood Holdings, Ltd.	186,600	149,830
#	Far East Consortium International, Ltd.	3,491,239	1,471,690
*	Far East Hotels & Entertainment, Ltd.	1,853,000	94,897

10

*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	28,189
	First Natural Foods Holdings, Ltd.	295,000	22,001
	First Pacific Co., Ltd.	4,420,000	1,568,874
	First Sign International Holdings, Ltd.	1,424,000	47,685
#	Fong’s Industries Co., Ltd.	944,000	868,563
*	Forefront International Holdings, Ltd.	658,000	48,346
*	Fortuna International Holdings, Ltd.	9,344,000	12,012
*	Foundation Group, Ltd.	335,200	1,386
*	Founder Holdings, Ltd.	1,854,000	121,221
	Fountain Set Holdings, Ltd.	1,868,000	831,723
	Four Seas Frozen Food Holdings, Ltd.	347,184	41,343
	Four Seas Mercantile Holdings, Ltd.	592,000	221,297
*	Fu Ji Food & Catering Services Holdings, Ltd.	350,000	721,590
*	Fujian Holdings, Ltd.	237,800	5,211
	Fujikon Industrial Holdings, Ltd.	532,000	115,193
*	Fushan Holdings, Ltd.	3,276,000	334,733
*	GeoMaxima Energy Holdings, Ltd.	5,810,000	45,785
	Giordano International, Ltd.	3,752,000	1,989,157
	Global China Group Holdings, Ltd.	3,022,000	257,995
	Global Green Tech Group, Ltd.	1,336,000	139,190
*	Global Tech (Holdings), Ltd.	5,612,000	36,170
	Glorious Sun Enterprises, Ltd.	2,360,000	1,077,653
	Gold Peak Industries (Holdings), Ltd.	1,059,250	172,355
*	Goldbond Group Holdings, Ltd.	2,609,500	39,269
#	Golden Meditech Company, Ltd.	1,500,119	447,819
*	Golden Resorts Group, Ltd.	2,556,000	623,104
	Golden Resources Development International, Ltd.	1,456,500	61,876
*	Gold-Face Holdings, Ltd.	2,003,600	0
	Goldlion Holdings, Ltd.	1,438,000	212,433
*	Golik Holdings, Ltd.	930,500	39,198
*	Good Fellow Group, Ltd.	3,488,000	107,060
	Grande Holdings, Ltd.	562,000	424,094
*	Great Wall Cybertech, Ltd.	15,795,170	20,360
	Group Sense (International), Ltd.	2,062,000	159,131
	Guangdong Brewery Holdings, Ltd.	3,180,000	1,492,852
*	Guangnan Holdings, Ltd.	1,421,600	291,214
	Guangzhou Investment Co., Ltd.	14,032,000	2,400,355
*	Guo Xin Group, Ltd.	3,640,000	11,581
	Guorun Holdings, Ltd.	3,570,000	341,767
	GZI Transport, Ltd.	2,348,000	947,761
	Hang Fung Gold Technology, Ltd.	1,040,482	141,106
	Hang Ten Group Holdings, Ltd.	1,405,850	199,428
	Hanny Holdings, Ltd.	372,018	235,619
*	Hansom Eastern (Holdings), Ltd.	173,661	4,851
	Harbour Centre Development, Ltd.	562,000	923,853
	Harbour Ring International Holdings, Ltd.	13,212,000	1,217,554
*	Hen Fung Holdings, Ltd.	1,914,000	40,954
	Heng Tai Consumables Group, Ltd.	1,420,000	260,364
	Hengan International Group Co., Ltd.	990,000	1,335,239
	High Fashion International, Ltd.	268,000	58,444
	HKR International, Ltd.	2,875,136	1,589,422
	Hon Kwok Land Investment Co., Ltd	572,535	163,693
	Hong Kong Catering Management, Ltd.	512,000	85,956
*	Hong Kong Construction Holdings, Ltd.	2,276,000	236,218
#	Hong Kong Ferry (Holdings) Co., Ltd.	761,300	929,302

11

*	Hong Kong Parkview Group, Ltd.	1,130,000	58,263
*	Hong Kong Pharmaceuticals Holdings, Ltd.	1,834,000	45,862
	Hongkong Chinese, Ltd.	2,126,000	275,053
*	Hop Hing Holdings, Ltd.	660,265	17,022
	Hsin Chong Construction Group, Ltd.	1,569,658	110,949
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	888,000	98,374
*	Huabao International Holdings, Ltd.	19,300	3,069
	Huafeng Textile International Group, Ltd.	260,400	13,398
*	Hualing Holdings, Ltd.	3,360,000	63,427
	Hung Hing Printing Group, Ltd.	1,207,275	797,816
*	Hycomm Wireless, Ltd.	4,709,000	31,997
	I-Cable Communications, Ltd.	3,944,000	966,367
*	I-China Holdings, Ltd.	375,756	7,514
#	IDT International, Ltd.	4,028,486	335,434
*	Imagi International Holdings, Ltd.	137,400	77,096
*	Innomaxx Biotechnology Group, Ltd.	3,050,000	70,276
*	Integrated Distribution Services Group, Ltd.	105,000	139,160
*	Interchina Holdings Co., Ltd.	8,130,000	28,003
	International Bank of Asia, Ltd.	1,964,000	743,245
*	Inworld Group, Ltd.	3,054	4
*	IPE Group, Ltd.	800,000	184,640
	ITC Corp., Ltd.	1,659,460	156,591
#	JCG Holdings, Ltd.	1,380,000	1,137,524
	Jinhui Holdings Co., Ltd.	576,000	108,774
	Joyce Boutique Holdings, Ltd.	1,530,000	88,233
*	Junefield Department Store Group, Ltd.	256,000	2,805
#	K Wah International Holdings, Ltd.	5,500,364	1,471,669
*	Kader Holdings Co., Ltd.	545,600	25,070
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	54,387
*	Kantone Holdings, Ltd.	4,320,000	281,239
	Karrie International Holdings, Ltd.	696,000	281,399
	Keck Seng Investments (Hong Kong), Ltd.	858,600	248,695
	Kee-Shing Holdings Co., Ltd.	886,000	111,663
	Kin Yat Holdings, Ltd.	586,000	71,995
	King Fook Holdings, Ltd.	1,000,000	50,345
*	King Pacific International Holdings, Ltd.	1,404,200	22,082
	Kingdee International Software Group Co., Ltd.	638,000	188,408
	Kingmaker Footwear Holdings, Ltd.	1,100,955	178,822
*	Kong Sun Holdings, Ltd.	2,198,000	7,083
	Kowloon Development Co., Ltd.	1,165,000	1,520,267
*	KPI Co., Ltd.	396,000	7,156
	KTP Holdings, Ltd.	560,400	40,251
	Kwoon Chung Bus Holdings, Ltd.	556,000	80,914
*	Lai Sun Development Co., Ltd.	26,603,000	738,371
*	Lai Sun Garment (International), Ltd.	2,325,000	229,465
	Lam Soon (Hong Kong), Ltd.	302,310	117,951
	Le Saunda Holdings, Ltd.	236,000	25,254
*	Leadership Publishing Group, Ltd.	250,511	484
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,978
	Lee & Man Holdings, Ltd.	756,000	110,218
# *	Lee & Man Paper Manufacturing, Ltd.	842,000	1,145,377
	Lerado Group (Holding) Co., Ltd.	1,048,000	76,741
*	Li Ning Co., Ltd.	1,896,000	1,618,471
*	LifeTec Group, Ltd.	1,383,000	14,365
	Lippo, Ltd.	1,074,760	259,700

12

#	Liu Chong Hing Bank, Ltd.	1,026,000	2,029,709
	Liu Chong Hing Investment, Ltd.	699,200	817,447
*	Luen Thai Holdings, Ltd.	770,000	249,504
	Luk Fook Holdings (International), Ltd.	690,000	124,719
	Luks Industrial Group, Ltd.	645,555	90,872
	Lung Kee (Bermuda) Holdings, Ltd.	1,325,875	990,388
*	Macau Success, Ltd.	3,780,000	377,738
*	MACRO-LINK International Holdings, Ltd.	1,036,250	26,442
*	Mae Holdings, Ltd.	11,100	773
	Magnificent Estates, Ltd.	8,368,000	161,216
*	Magnum International Holdings, Ltd.	300,000	2,823
	Mainland Headwear Holdings, Ltd.	410,000	142,558
*	Mansion House Group, Ltd.	1,820,000	14,449
	Matrix Holdings, Ltd.	906,000	223,589
	Matsunichi Communications Holdings, Ltd.	966,000	215,841
*	Mei Ah Entertainment Group, Ltd.	1,142,000	43,056
	Melbourne Enterprises, Ltd.	45,500	208,221
	Midas International Holdings, Ltd.	774,000	52,905
#	Midland Realty (Holding), Ltd.	1,810,000	1,126,204
*	Min Xin Holdings, Ltd.	753,200	167,570
	Miramar Hotel & Investment Co., Ltd.	662,000	922,839
*	Morning Star Resources, Ltd.	1,845,000	14,745
*	Moulin International Holdings, Ltd.	699,274	455,192
	Multi-Asia International Holdings, Ltd.	1,708,920	164,624
	Nanyang Holdings, Ltd.	137,500	177,391
	National Electronics Holdings, Ltd.	2,156,000	63,678
	Natural Beauty Bio-Technology, Ltd.	2,480,000	226,841
#	Neo-China Group (Holdings), Ltd.	4,080,000	455,343
*	New Island Printing Holdings, Ltd.	176,000	11,343
*	New World Cyberbase, Ltd.	217,884	4,765
	Newocean Green Energy Holdings, Ltd.	393,120	30,756
	Next Media, Ltd.	3,212,000	1,741,945
	Ngai Lik Industrial Holdings, Ltd.	1,556,000	230,088
*	Nippon Asia Investments Holdings, Ltd.	1,573,200	11,622
*	Norstar Founders Group, Ltd.	144,000	59,032
# *	Onfem Holdings, Ltd.	1,266,000	87,013
	Orient Power Holdings, Ltd.	804,000	23,597
*	Oriental Metals, Ltd.	3,943,780	1,265,498
#	Oriental Press Group, Ltd.	5,418,000	1,112,567
	Oriental Watch Holdings, Ltd.	398,000	82,434
#	Pacific Andes International Holdings, Ltd.	1,786,000	375,751
*	Pacific Basin Shipping, Ltd.	2,704,000	1,334,688
	Pacific Century Insurance Holdings, Ltd.	1,272,000	509,323
#	Pacific Century Premium Developments, Ltd.	5,415,000	1,674,962
*	Pacific Plywood Holdings, Ltd.	4,430,000	16,004
#	Paul Y. ITC Construction Holdings, Ltd.	2,931,839	826,691
	Peace Mark Holdings, Ltd.	1,948,022	843,398
*	Pegasus International Holdings, Ltd.	226,000	30,771
	Perfectech International Holdings, Ltd.	571,450	35,255
	Pico Far East Holdings, Ltd.	2,380,000	524,601
	Playmates Holdings, Ltd.	3,389,000	407,689
	Pokfulam Development Co., Ltd.	234,000	102,973
*	Pokphand (C.P.) Co., Ltd.	5,112,000	312,067
*	Poly Investments Holdings, Ltd.	2,670,000	37,748
# *	Ports Design, Ltd.	803,000	1,027,708

13

#	Prime Success International Group, Ltd.	3,726,000	2,333,383
	Proview International Holdings, Ltd.	944,000	187,584
*	Qin Jia Yuan Media Services Co., Ltd.	565,000	154,275
# *	QPL International Holdings, Ltd.	1,191,000	144,130
	Quality Healthcare Asia, Ltd.	133,800	39,469
	Raymond Industrial, Ltd.	605,400	198,483
	Regal Hotels International Holdings, Ltd.	19,524,000	1,523,705
*	Rexcapital International Holdings, Ltd.	1,272,905	62,747
*	Riche Multi-Media Holdings, Ltd.	7,060,000	221,634
*	Rivera Holdings, Ltd.	3,620,000	97,332
*	Riverhill Holdings, Ltd.	4,072	57
	Road King Infrastructure, Ltd.	1,227,000	1,050,136
	Roadshow Holdings, Ltd.	1,456,000	136,888
	S.A.S.Dragon Holdings, Ltd.	1,696,000	168,461
#	Sa Sa International Holdings, Ltd.	2,664,000	949,533
	Safety Godown Co., Ltd.	408,000	164,920
	Saint Honore Holdings, Ltd.	128,000	31,670
	San Miguel Brewery Hong Kong, Ltd.	612,800	127,813
	SCMP Group, Ltd.	3,754,000	1,386,610
	Sea Holdings, Ltd.	832,000	373,131
*	Seapower Resources International, Ltd.	11,651,680	214,275
	SEEC Media Group, Ltd.	2,550,000	123,907
*	Shanghai Allied Cement, Ltd.	1,152,080	29,821
*	Shanghai Century Holdings, Ltd.	7,142,000	191,723
*	Shanghai Ming Yuan Holdings, Ltd.	5,510,000	516,416
#	Shanghai Real Estates, Ltd.	3,066,000	505,323
	Shaw Brothers Hong Kong, Ltd.	134,000	157,057
	Shell Electric Manufacturing (Holdings) Co., Ltd.	782,172	232,965
	Shenyin Wanguo (Hong Kong), Ltd.	847,500	83,035
#	Shenzhen International Holdings, Ltd.	25,380,000	990,164
	Shougang Concord Century Holdings, Ltd.	1,676,000	116,013
*	Shougang Concord Grand (Group), Ltd.	1,701,000	101,019
*	Shougang Concord International Enterprises Co., Ltd.	10,014,000	739,747
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	137,464
	Shui On Construction & Materials, Ltd.	612,000	1,335,414
*	Shun Ho Resources Holdings, Ltd.	483,000	34,865
	Shun Ho Technology Holdings, Ltd.	1,037,452	75,806
	Silver Grant International Industries, Ltd.	3,643,000	1,083,868
*	Sincere Co., Ltd.	505,500	25,916
#	Singamas Container Holdings, Ltd.	1,358,000	852,526
	Sino Biopharmaceutical, Ltd.	3,368,000	778,257
*	Sino Gas Group, Ltd.	417,600	24,309
	Sino Golf Holdings, Ltd.	438,000	40,509
*	Sino Prosper Holdings, Ltd.	840,000	118,741
*	Sinocan Holdings, Ltd.	350,000	1,760
*	Sinochem Hong Kong Holdings, Ltd.	1,148,800	335,481
*	Sinocom Software Group, Ltd.	404,000	319,360
*	Sino-I.com, Ltd.	43,043,158	603,268
	Sinolink Worldwide Holdings, Ltd.	6,137,600	1,770,209
	Sinopec Kantons Holdings, Ltd.	2,154,000	622,152
	Skynet (International Group) Holdings, Ltd.	1,121	141
	SNP Leefung Holdings, Ltd.	180,000	29,787
*	Softbank Investment International (Strategic), Ltd.	7,398,000	45,638
*	Solartech International Holdings, Ltd.	49,600	1,792
	South China Brokerage Co., Ltd.	4,872,000	63,563

14

	South China Industries, Ltd.	1,124,000	113,010
*	South Sea Holdings Co., Ltd.	127,622,743	946,933
	Southeast Asia Properties & Finance, Ltd.	263,538	35,669
	Starlight International Holdings, Ltd.	1,311,292	181,431
	Starlite Holdings, Ltd.	694,000	55,123
	Stelux Holdings International, Ltd.	1,307,702	203,001
*	Styland Holdings, Ltd.	101,808	289
*	Sun Fook Kong Holdings, Ltd.	386,000	8,909
	Sun Hing Vision Group Holdings, Ltd.	358,000	108,139
	Sun Hung Kai & Co., Ltd.	2,048,600	838,441
*	Sun Innovation Holdings, Ltd.	14,203	5,103
	Sunway International Holdings, Ltd.	866,000	29,804
*	Suwa International Holdings, Ltd.	1,062,000	91,599
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	85,334
	Symphony Holdings, Ltd.	3,537,000	531,642
	Tack Fat Group International, Ltd.	2,904,000	342,008
	Tack Hsin Holdings, Ltd.	542,000	20,099
	Tai Cheung Holdings, Ltd.	1,240,000	700,432
	Tai Fook Securities Group, Ltd.	590,000	78,210
	Tai Sang Land Development, Ltd.	471,984	166,069
	Tak Shun Technology Group, Ltd.	2,088,000	58,474
	Tak Sing Alliance Holdings, Ltd.	2,909,865	158,714
#	Tan Chong International, Ltd.	1,212,000	283,582
	TCC International Holdings, Ltd.	1,124,000	173,796
#	TCL International Holdings, Ltd.	8,466,000	1,237,781
*	Technology Venture Holdings, Ltd.	586,000	10,760
*	Termbray Industries International (Holdings), Ltd.	2,304,900	151,523
	Tern Properties Co., Ltd.	61,200	20,116
	Texwinca Holdings, Ltd.	2,158,000	1,694,898
*	The Sun’s Group, Ltd.	17,004,000	21,918
*	Tian An China Investments Co., Ltd.	1,869,275	760,096
	Tian Teck Land, Ltd.	1,098,000	371,002
	Tianjin Development Holdings, Ltd.	1,896,000	1,216,603
*	Tidetime Sun (Group), Ltd.	196,280	4,705
#	Titan Petrochemicals Group, Ltd.	9,860,000	895,132
*	Tomorrow International Holdings, Ltd.	165,000	12,012
	Tongda Group Holdings, Ltd.	2,780,000	58,855
	Tonic Industries Holdings, Ltd.	1,380,000	31,358
	Top Form International, Ltd.	2,182,000	504,182
	Topsearch International (Holdings), Ltd.	204,000	24,020
	Tristate Holdings, Ltd.	138,000	52,655
	Truly International Holdings, Ltd.	876,000	1,097,836
	Tungtex (Holdings) Co., Ltd.	788,000	202,772
*	Tysan Holdings, Ltd.	1,040,773	49,225
*	U-Cyber Technology Holdings, Ltd.	432,800	13,984
*	United Power Investment, Ltd.	3,328,000	120,890
*	Universal Holdings Ltd	12,220,000	102,183
*	Universe International Holdings, Ltd.	573,339	3,686
	U-Right International Holdings, Ltd.	3,060,000	92,332
	USI Holdings, Ltd.	928,999	307,352
	Van Shung Chong Holdings, Ltd.	359,335	37,374
#	Varitronix International, Ltd.	680,293	498,444
	Veeko International Holdings, Ltd.	1,420,000	42,061
	Victory City International Holdings, Ltd.	905,808	329,785
*	Vision Grande Groupe Holdings, Ltd.	254,000	225,733

15

	Vital Biotech Holdings, Ltd.	470,000	9,693
	Vitasoy International Holdings, Ltd.	2,087,000	765,062
	Vtech Holdings, Ltd.	573,000	2,104,701
	Wah Ha Realty Co., Ltd.	278,600	49,917
*	Wah Nam International Holdings, Ltd.	38,696	726
	Wai Kee Holdings, Ltd.	1,265,738	291,149
	Wang On Group, Ltd.	57,476	19,944
	Wellnet Holdings, Ltd.	2,059,200	141,749
*	Winfoong International, Ltd.	1,210,000	75,478
	Wing On Co. International, Ltd.	659,000	973,521
*	Wing Shan International, Ltd.	896,000	31,731
	Wisdom Venture Holdings, Ltd.	4,610,000	343,691
	Wong’s International (Holdings), Ltd.	737,641	53,262
*	Wonson International Holdings, Ltd.	1,010,000	2,343
	World Houseware (Holdings), Ltd.	605,700	16,937
	Y. T. Realty Group, Ltd.	965,000	136,200
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	108,664
*	Yanion International Holdings, Ltd.	488,000	24,473
*	Yaohan International Holdings, Ltd.	974,000	0
	Yau Lee Holdings, Ltd.	534,000	33,258
	YGM Trading, Ltd.	228,000	255,048
	Yip’s Chemical Holdings, Ltd.	674,000	199,565
	Yugang International, Ltd.	11,916,000	167,706
*	Yunnan Enterprises Holdings, Ltd.	240,000	10,865
*	Zhu Kuan Development Co., Ltd.	646,000	48,075
TOTAL COMMON STOCKS			147,183,540

RIGHTS/WARRANTS — (0.0%)
*	Champion Technology Holdings, Ltd. Warrants 02/27/07	405,878	0
*	China Credit Holdings Warrants 07/31/06	191,400	419
*	Climax International Co., Ltd. Rights 03/10/06	148,000	0
*	Global Green Tech Group, Ltd. Warrants 07/07/07	133,600	3,100
*	Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	1,894
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	851
*	Quality Healthcare Asia, Ltd. Warrants 01/13/07	26,760	500
TOTAL RIGHTS/WARRANTS			6,764

TOTAL — HONG KONG			147,190,304

SINGAPORE — (10.9%)
COMMON STOCKS — (10.9%)
*	Acma, Ltd.	3,040,700	74,963
	Airocean Group, Ltd.	1,649,000	121,549
*	Alliance Technology & Development, Ltd.	156,000	10,096
	Amtek Engineering, Ltd.	1,599,250	560,448
	Apollo Enterprises, Ltd.	193,000	86,682
	Armstrong Industrial Corp.	1,460,000	152,496
*	ASA Group Holdings, Ltd.	586,000	45,146
	Ascott Group, Ltd.	1,807,250	1,074,530
	Aussino Group, Ltd.	967,000	220,437
	Benjamin (F.J.) Holdings, Ltd.	1,095,000	286,431
	Beyonics Technology, Ltd.	1,945,800	494,384
	Bonvests Holdings, Ltd.	825,000	466,476

16

	Brilliant Manufacturing, Ltd.	1,855,000	353,389
*	Broadway Industrial Group, Ltd.	461,000	179,246
#	Bukit Sembawang Estates, Ltd.	107,001	849,218
	CH Offshore, Ltd.	823,200	196,760
*	Chemical Industries (Far East), Ltd.	105,910	42,429
	China Merchants Holdings Pacific, Ltd.	652,000	333,492
	Chip Eng Seng Corp., Ltd.	1,775,000	185,627
	Chosen Holdings, Ltd.	1,284,000	146,207
#	Chuan Hup Holdings, Ltd.	4,385,000	1,025,401
	Chuan Soon Huat Industrial Group, Ltd.	614,000	107,981
	CIH, Ltd.	506,699	740,140
*	CK Tang, Ltd.	614,000	185,445
*	Compact Metal Industries, Ltd.	643,000	7,926
*	Cougar Logistics Corp.	482,500	101,109
	Courts Singapore, Ltd.	495,000	193,557
*	CSC Holdings, Ltd.	672,000	26,825
	CSE Global, Ltd.	1,262,000	659,235
	CWT Distribution, Ltd.	461,500	297,892
*	Eagle Brand Holdings, Ltd.	5,158,000	175,793
	Eastern Asia Technology, Ltd.	1,844,260	124,472
*	Eastgate Technology, Ltd.	870,000	32,173
*	Econ International, Ltd.	2,267,000	13,972
	ECS Holdings, Ltd.	1,375,000	299,326
	Eng Wah Organisation, Ltd.	265,000	47,203
	Engro Corp., Ltd.	236,000	139,113
*	Firstlink Investments Corp., Ltd.	995,000	39,430
	Freight Links Express Holdings, Ltd.	3,368,000	124,601
	Frontline Technologies Corp., Ltd.	3,170,000	244,533
#	Fu Yu Manufacturing, Ltd.	2,273,750	655,337
	Fuji Offset Plates Manufacturing, Ltd.	33,750	5,408
	G & W Group Holdings, Ltd.	252,314	27,367
	GB Holdings, Ltd.	200,000	113,394
	Ges International, Ltd.	2,909,000	1,758,438
	GK Goh Holdings, Ltd.	1,494,000	837,076
	Goodpack, Ltd.	1,592,000	1,839,546
	GP Industries, Ltd.	1,516,000	665,768
	Guocoland, Ltd.	1,215,000	1,530,811
	Hiap Moh Corp., Ltd.	34,874	7,093
	Ho Bee Investment, Ltd.	761,000	379,839
	Hong Fok Corp., Ltd.	1,796,000	444,807
	Hong Leong Asia, Ltd.	1,048,000	1,160,043
*	Horizon Education & Technologies, Ltd.	2,054,000	200,623
	Hotel Grand Central, Ltd.	968,395	369,510
	Hotel Plaza, Ltd.	1,189,000	850,082
	Hotel Properties, Ltd.	1,675,000	1,658,256
	Hour Glass, Ltd.	298,000	139,206
	HTL International Holdings, Ltd.	1,471,875	1,311,916
	Huan Hsin Holdings, Ltd.	1,138,400	373,021
	Hup Seng Huat, Ltd.	1,080,240	216,315
	Hwa Hong Corp., Ltd.	2,488,000	924,682
	IDT Holdings, Ltd.	718,000	380,320
*	Inno-Pacific Holdings, Ltd.	680,000	8,363
	Innovalues Precision, Ltd.	520,000	219,839
	International Factors (Singapore), Ltd.	290,000	137,147
*	Internet Technology Group, Ltd.	874,408	13,473

17

*	Interra Resources, Ltd.	37,086	5,693
*	Intraco, Ltd.	292,500	75,784
	Isetan (Singapore), Ltd.	122,500	371,436
	Jaya Holdings, Ltd.	2,733,000	2,182,783
	JK Yaming International, Ltd.	907,000	208,503
	Jurong Cement, Ltd.	132,500	65,740
	Jurong Technologies Industrial Corp., Ltd.	1,446,000	1,594,845
*	K1 Ventures, Ltd.	5,340,500	1,209,026
	Keppel Telecommunications and Transportation, Ltd.	2,058,000	1,974,545
	Khong Guan Flour Milling, Ltd.	19,000	21,898
	Kian Ann Engineering, Ltd.	868,000	93,735
	Kian Ho Bearings, Ltd.	521,000	57,493
*	Koh Brothers, Ltd.	1,494,000	96,160
*	L & M Group Investments, Ltd.	7,107,100	21,902
	Labroy Marine, Ltd.	3,343,000	2,354,373
*	LanTroVision (S), Ltd.	1,117,500	20,599
*	LC Development, Ltd.	2,041,254	148,621
	Lee Kim Tah Holdings, Ltd.	1,600,000	324,727
*	Leong Hin Holdings, Ltd.	657,500	206,165
*	Liang Huat Aluminium, Ltd.	2,954,000	18,208
	Lion Asiapac, Ltd.	473,000	51,043
	Low Keng Huat Singapore, Ltd.	372,000	213,877
	Lum Chang Holdings, Ltd.	1,134,030	160,236
	Magnecomp International, Ltd.	931,000	831,817
	Manufacturing Integration Technology, Ltd.	588,000	38,763
#	MCL Land, Ltd.	1,427,000	1,536,100
*	Mediaring.Com, Ltd.	3,410,000	635,860
	Metro Holdings, Ltd.	2,256,960	1,246,500
	MMI Holdings, Ltd.	1,994,000	878,255
	Multi-Chem, Ltd.	1,263,000	191,640
	Nera Telecommunications, Ltd.	1,450,000	391,666
	New Toyo International Holdings, Ltd.	1,043,000	324,168
	Norelco Centreline Holdings, Ltd.	941,000	218,749
*	Orchard Parade Holdings, Ltd.	1,084,022	442,791
#	Osim International, Ltd.	1,638,000	1,826,107
	Ossia International, Ltd.	728,332	75,957
	Pan-United Corp., Ltd.	2,193,000	846,658
	Pan-United Marine, Ltd.	1,096,500	442,605
	PCI, Ltd.	734,000	247,765
	Pertama Holdings, Ltd.	459,750	101,896
	Popular Holdings, Ltd.	1,813,000	456,491
	PSC Corp., Ltd.	5,723,200	334,821
*	Qian Hu Corp., Ltd.	408,200	70,630
#	Robinson & Co., Ltd.	284,832	1,088,847
	Rotary Engineering, Ltd.	1,624,000	512,264
	San Teh, Ltd.	838,406	174,433
	SBS Transit, Ltd.	1,011,000	1,470,888
	Sea View Hotel, Ltd.	66,000	3,177
*	Seatown Corp., Ltd.	101,000	1,867
	Sembawang Kimtrans, Ltd.	1,618,750	509,817
	Sin Soon Huat, Ltd.	1,307,000	185,246
	Sing Investments & Finance, Ltd.	141,750	134,139
	Singapore Food Industries, Ltd.	1,707,000	1,197,258
	Singapore Reinsurance Corp., Ltd	1,540,935	312,585
	Singapore Shipping Corp., Ltd.	1,930,000	551,617

18

	Singapura Finance, Ltd.	139,250	149,771
	SMB United, Ltd.	2,010,000	210,473
	SNP Corp., Ltd.	466,495	326,455
*	SP Corp., Ltd.	454,000	19,810
	Stamford Land Corp., Ltd.	3,229,000	605,893
	Straits Trading Co., Ltd.	1,117,200	2,104,060
*	Sunright, Ltd.	378,000	62,674
	Superbowl Holdings, Ltd.	490,000	66,551
	Superior Metal Printing, Ltd.	490,500	54,301
	Thakral Corp., Ltd.	6,028,000	316,504
	Tiong Woon Corp. Holding, Ltd.	1,359,000	229,026
*	Transmarco, Ltd.	106,500	40,696
	Trek 2000 International, Ltd.	1,004,000	358,175
	TSM Resources, Ltd.	1,502,000	345,121
	TT International, Ltd.	2,109,600	174,093
*	Tuan Sing Holdings, Ltd.	3,362,000	225,441
*	Ultro Technologies, Ltd.	530,000	17,862
	Unisteel Technology, Ltd.	974,000	1,502,629
	United Engineers, Ltd.	846,666	1,011,497
	United Overseas Insurance, Ltd.	125,500	309,478
	United Pulp & Paper Co., Ltd.	354,000	98,586
	UOB-Kay Hian Holdings, Ltd.	1,602,000	1,193,772
	Vicom, Ltd.	120,000	82,878
	WBL Corp., Ltd.	647,000	2,505,808
	Xpress Holdings, Ltd.	1,392,000	72,755
*	Yongnam Holdings, Ltd.	1,506,000	27,875
TOTAL COMMON STOCKS			67,564,766

RIGHTS/WARRANTS — (0.0%)
*	China Dairy Group Warrants 12/22/07	300,400	10,183

TOTAL — SINGAPORE			67,574,949

NEW ZEALAND — (3.3%)
COMMON STOCKS — (3.3%)
	AFFCO Holdings, Ltd.	1,806,887	442,014
	Cavalier Corp., Ltd.	283,674	506,563
	CDL Hotels New Zealand, Ltd.	1,387,344	568,392
	CDL Investments New Zealand, Ltd.	328,510	89,146
	Colonial Motor Co., Ltd.	126,795	249,365
	Ebos Group, Ltd.	112,108	341,281
*	Evergreen Forests, Ltd.	64,661	10,311
	Fisher & Paykel Apppliances Holdings, Ltd.	170,803	442,436
	Hallenstein Glassons Holdings, Ltd.	241,638	814,040
	Hellaby Holdings, Ltd.	201,679	667,879
	Horizon Energy Distribution, Ltd.	40,420	112,200
	Michael Hill International, Ltd.	156,746	727,761
*	New Zealand Oil & Gas, Ltd.	584,872	332,707
	New Zealand Refining Co., Ltd.	703,890	2,856,419
	Northland Port Corp. (New Zealand), Ltd.	219,997	406,686
#	Nuplex Industries, Ltd.	282,590	961,474
*	Pacific Retail Group, Ltd.	194,156	250,106
#	Port of Tauranga, Ltd.	541,952	1,650,339

19

	Provenco Group, Ltd.	281,600	154,605
	Pyne Gould Guinness, Ltd.	581,127	732,082
	Restaurant Brand New Zealand, Ltd.	369,175	317,381
	Richina Pacific, Ltd.	309,644	102,469
*	Rubicon, Ltd.	995,760	594,392
	Ryman Healthcare Group, Ltd.	415,999	1,470,834
	Sanford, Ltd.	418,047	1,118,929
	Scott Technology, Ltd.	60,843	85,285
*	Seafresh New Zealand, Ltd.	80,520	1,493
	South Port New Zealand, Ltd.	30,744	27,524
	Steel & Tube Holdings, Ltd.	379,638	1,047,071
*	Tasman Farms, Ltd.	157,056	0
	Taylors Group, Ltd.	29,646	34,219
	Tourism Holdings, Ltd.	402,452	423,350
*	Tower, Ltd.	204,346	289,117
*	Trans Tasman Properties, Ltd.	2,311,308	688,683
	Warehouse Group, Ltd.	97,603	247,564
	Waste Management NZ, Ltd.	430,471	1,836,690
TOTAL COMMON STOCKS			20,600,807

RIGHTS/WARRANTS — (0.0%)
*	New Zealand Oil & Gas, Ltd. Warrants 06/30/08	292,436	24,208

TOTAL — NEW ZEALAND			20,625,015

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Aliran Ihsan Resources Berhad	3,300	214
*	Autoways Holdings Berhad	10,000	3,472
*	Promet Berhad	1,143,000	0
*	Rekapacific Berhad	473,000	0
TOTAL COMMON STOCKS			3,686

PREFERRED STOCKS — (0.0%)
*	Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares 12/20/09	17,882	2,179

TOTAL — MALAYSIA			5,865

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Exergy, Inc. ADR	7,260	0

Face Amount
(000)
TEMPORARY CASH INVESTMENTS — (21.6%)
Repurchase Agreement, Mizuho Securities USA 4.53%, 03/01/06 (Collateralized by $203,565,166 U.S. STRIPS, rates ranging from 0% to 7.50%, maturities ranging from 05/15/06 to 11/15/29, valued at $86,700,958) to be repurchased at $85,010,696	$85,000	85,000,000

20

Repurchase Agreement, Deutsche Bank Securities 4.52%, 03/01/06 (Collateralized by $38,100,000 U.S. STRIPS, 05/15/08 & U.S. Treasury Bond 13.25%, 05/15/14, valued at $37,528,769) to be repurchased at $36,797,329	36,793	36,792,709

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $12,368,000 FHLMC Notes 4.00%, 09/22/09, valued at $12,197,940) to be repurchased at $12,018,469	12,017	12,017,000
TOTAL TEMPORARY CASH INVESTMENTS		133,809,709

TOTAL INVESTMENTS - (100.0%) (Cost $564,482,128)##		$620,404,822

21

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value††

COMMON STOCKS — (97.1%)
Industrials — (29.9%)
	600 Group P.L.C.	218,038	$198,731
*	AEA Technology P.L.C.	233,483	468,294
	Aggreko P.L.C.	892,608	4,646,824
	Air Partner P.L.C.	15,611	185,495
*	Airflow Streamlines P.L.C.	20,500	21,036
	Alumasc Group P.L.C.	131,547	400,486
	Amec P.L.C.	363,863	2,529,991
	Arriva P.L.C.	164,299	1,736,115
	Ashtead Group P.L.C.	1,311,281	5,011,079
	Atkins (WS) P.L.C.	343,264	4,768,701
	Autologic Holdings P.L.C.	96,590	208,561
* #	Avis Europe P.L.C.	3,154,308	4,424,264
	Babcock International Group P.L.C.	674,239	2,925,686
*	Bailey (C.H.) P.L.C.	109,500	26,879
*	Bailey (C.H.) P.L.C. Class B	10,000	21,049
*	BB Holdings, Ltd.	8,709	51,586
	Birse Group P.L.C.	421,901	98,079
	Black Arrow Group P.L.C.	56,500	81,752
	Bodycote International P.L.C.	1,165,044	5,319,480
	Braemar Seascope Group P.L.C.	61,003	426,599
	Brammer P.L.C.	144,123	548,186
	Brandon Hire P.L.C.	97,041	317,276
	British Steam Specialties Group P.L.C.	409,205	2,511,010
*	BTG P.L.C.	439,797	1,604,805
	Business Post Group P.L.C.	157,099	870,276
*	Camellia P.L.C.	2,437	336,716
	Carillion P.L.C.	918,195	5,390,056
*	Carlisle Group, Ltd.	3,484	6,967
	Carr’s Milling Industries P.L.C.	19,000	158,695
	Castings P.L.C.	144,035	646,663
	Charles Taylor Consulting P.L.C.	99,799	643,499
*	Charter P.L.C.	561,590	6,536,438
	Chemring Group P.L.C.	113,762	2,232,663
	Chloride Group P.L.C.	973,598	1,872,167
	Christie Group P.L.C.	53,263	126,515
	Clarkson P.L.C.	54,733	834,203
	Communisis P.L.C.	515,412	685,322
*	Cookson Group P.L.C.	669,750	5,551,086
*	Corporate Services Group P.L.C.	1,704,859	275,767
*	Costain Group P.L.C.	1,176,378	984,616
*	Danka Business Systems P.L.C.	1,029,605	404,350
	Dart Group P.L.C.	74,000	547,539
	Datamonitor P.L.C.	199,690	1,104,813

1

	Davis Service Group P.L.C.	601,460	5,194,187
	De La Rue P.L.C.	582,471	5,679,597
	Dewhurst P.L.C.	9,000	36,836
	Dewhurst P.L.C. Class A Non-Voting	15,500	50,691
	Domino Printing Sciences P.L.C.	402,751	1,860,217
*	Easyjet P.L.C.	1,032,000	6,700,512
	Eleco P.L.C.	104,685	103,618
	Enodis P.L.C.	1,616,238	4,280,698
*	Enterprise P.L.C.	72,184	563,406
	Fenner P.L.C.	517,189	1,772,431
	FKI P.L.C.	2,021,042	4,304,398
	Forth Ports P.L.C.	157,056	4,744,050
*	Fortress Holdings P.L.C.	120,728	5,824
	Fulmar P.L.C.	107,500	185,595
	Galliford Try P.L.C.	1,011,944	1,951,201
	Get Group P.L.C.	20,485	39,454
	Gibbs & Dandy P.L.C.	13,681	89,907
	Gleeson (M.J.) Group P.L.C.	174,733	1,165,612
*	Glotel P.L.C.	119,419	182,745
	Go-Ahead Group P.L.C.	162,870	5,015,350
*	Hampson Industries P.L.C.	170,083	476,269
*	Harvey Nash Group P.L.C.	183,750	171,820
	Havelock Europa P.L.C.	75,907	220,188
	Heath (Samuel) & Sons P.L.C.	7,500	64,464
	Helphire Group P.L.C.	543,376	3,620,297
*	Heywood Williams Group P.L.C.	297,460	550,203
	Homeserve P.L.C.	218,579	6,007,888
	Hyder Consulting P.L.C.	159,637	762,499
	Intertek Group P.L.C.	295,331	3,883,410
	Intserve P.L.C.	390,498	2,574,377
*	Invensys P.L.C.	15,605,749	5,747,514
	Ite Group P.L.C.	782,492	1,789,661
	James Halstead P.L.C.	104,416	606,226
	Johnson Service Group P.L.C.	206,862	1,588,709
	Keller Group P.L.C.	215,949	1,720,340
	Kier Group P.L.C.	122,342	3,088,753
	Laing (John) P.L.C.	848,681	4,784,928
	Latchways P.L.C.	22,878	245,931
*	Lavendon Group P.L.C.	122,032	540,471
	Lincat Group P.L.C.	19,000	180,820
	Litho Supplies P.L.C.	20,000	18,053
*	Lorien P.L.C.	60,000	37,373
	Low & Bonar P.L.C.	339,165	704,499
	Management Consulting Group P.L.C.	600,372	613,260
	McAlpine (Alfred) P.L.C.	319,263	2,375,790
	Michael Page International P.L.C.	1,200,784	6,549,593
	Mitie Group P.L.C.	1,046,571	3,742,358
*	Molins P.L.C.	68,000	160,772
*	Morgan Crucible Company P.L.C.	1,125,473	4,466,595
	Morgan Sindall P.L.C.	102,544	2,114,105
	Mouchel Parkman P.L.C.	319,979	1,796,060
	MS International P.L.C.	71,500	199,354
	MSB International P.L.C.	30,748	21,020
	National Express Group P.L.C.	25,000	389,366
	New Avesco P.L.C.	29,998	49,951

2

	Northern Recruitment Group P.L.C.	36,500	89,534
	Northgate P.L.C.	224,508	4,379,288
	Ocean Wilsons Holdings, Ltd.	84,250	641,784
*	Penna Consulting P.L.C.	42,417	98,523
*	Planestation Group P.L.C.	76,551	7,553
	PSD Group P.L.C.	95,878	456,637
	Quantica P.L.C.	115,428	135,380
	Radstone Technology P.L.C.	102,913	492,332
*	Regus Group P.L.C.	3,366,539	6,714,168
	Reliance Security Group P.L.C.	49,710	455,885
*	Renold P.L.C.	153,256	163,577
	Ricardo P.L.C.	220,336	1,195,220
	Robert Walters P.L.C.	291,175	940,132
	ROK property solutions P.L.C.	108,636	1,009,830
	RPS Group P.L.C.	730,729	2,284,506
	Salvesen (Christian) P.L.C.	870,648	992,947
	Senior P.L.C.	1,196,693	1,417,514
	Serco Group P.L.C.	235,235	1,433,043
	Severfield-Rowan P.L.C.	84,679	1,543,380
	Shanks Group P.L.C.	756,400	2,530,660
	SHL Group P.L.C.	165,829	434,720
	SIG P.L.C.	445,720	7,095,508
*	Simon Group P.L.C.	539,729	506,873
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	290,086
	Speedy Hire P.L.C.	149,193	2,474,966
	Spirax-Sarco Engineering P.L.C.	260,136	4,559,048
	Spring Group P.L.C.	406,488	408,374
	Stagecoach Group P.L.C.	142,385	279,946
*	Stanelco P.L.C.	2,148,370	545,462
	T. Clarke P.L.C.	118,525	516,876
	Tarsus Group P.L.C.	87,549	306,984
	TDG P.L.C.	281,407	1,105,056
	Teesland P.L.C.	431,476	691,947
	Tex Holdings P.L.C.	14,000	27,350
	Thorpe (F.W.) P.L.C.	24,000	156,312
*	Tinsley (Eliza) Group P.L.C.	19,844	3,133
*	Trafficmaster P.L.C.	252,418	196,011
	Trifast P.L.C.	232,523	236,576
	Ultra Electronics Holdings P.L.C.	240,952	4,260,675
*	Ultraframe P.L.C.	162,456	81,931
	Umeco P.L.C.	177,143	1,604,473
*	Universal Salvage P.L.C.	36,111	73,768
*	Volex Group P.L.C.	241,088	553,258
	VP P.L.C.	108,111	588,889
	VT Group P.L.C.	636,999	4,950,027
	Waterman P.L.C.	74,473	199,290
	Watermark Group P.L.C.	82,161	168,742
	Weir Group P.L.C.	714,505	5,495,103
	Whatman P.L.C.	439,737	2,111,641
	White Young Green P.L.C.	94,553	597,517
*	Whitehead Mann Group P.L.C.	95,000	74,607
*	Wilshaw P.L.C.	198,409	25,874
	Wincanton P.L.C.	417,586	2,320,859
	WSP Group P.L.C.	254,125	1,724,729
	Wyndeham Press Group P.L.C.	165,119	367,801
	XP Power P.L.C.	59,933	473,871
Total Industrials			246,019,737

3

Consumer Discretionary — (20.2%)
	4imprint P.L.C.	81,908	450,859
	Abbeycrest P.L.C.	42,590	18,993
	AGA Food Service Group P.L.C.	422,766	2,671,297
	Alba P.L.C.	143,448	690,629
	Alexandra P.L.C.	86,243	241,336
	Alexon Group P.L.C.	156,695	705,717
	Alpha Airports Group P.L.C.	489,053	609,887
	Arena Leisure P.L.C.	1,411,547	1,040,080
*	Aston Villa P.L.C.	12,961	95,659
*	Austin Reed Group P.L.C.	68,999	112,612
	Avesco P.L.C.	29,998	56,812
	Avon Rubber P.L.C.	69,321	224,966
	Beale P.L.C.	22,161	26,257
	Bellway P.L.C.	356,982	7,334,170
	Ben Bailey P.L.C.	40,986	321,858
	Blacks Leisure Group P.L.C.	127,164	1,239,612
	Bloomsbury Publishing P.L.C.	248,575	1,574,070
	Boot (Henry) P.L.C.	71,794	924,934
	Bovis Homes Group P.L.C.	421,757	5,908,789
	BPP Holdings P.L.C.	149,368	1,136,862
*	Brown & Jackson P.L.C.	818,461	613,607
	Brown (N) Group P.L.C.	884,203	3,053,131
	Caffyns P.L.C.	6,000	100,423
	Carpetright P.L.C.	141,976	2,854,572
*	Celtic P.L.C.	61,138	39,145
	Character Group P.L.C.	97,314	129,272
	Chime Communications P.L.C.	549,729	366,442
	Chrysalis Group P.L.C.	526,419	1,389,469
	Churchill China P.L.C.	30,000	96,572
	Clinton Cards P.L.C.	501,072	584,903
	Colefax Group P.L.C.	60,000	132,268
	Cosalt P.L.C.	30,700	147,209
	Crest Nicholson P.L.C.	310,555	2,569,489
	Creston P.L.C.	132,044	395,958
	Dawson Holdings P.L.C.	144,502	371,648
*	Dawson International P.L.C.	100,688	16,456
	De Vere Group P.L.C.	241,930	2,895,326
*	Emess P.L.C.	480,556	74,793
*	Entertainment Rights P.L.C.	1,259,830	827,027
	Euromoney Institutional Investors P.L.C.	207,184	1,842,816
	European Motor Holdings P.L.C.	118,325	850,741
*	FII Group P.L.C.	41,166	4,874
	Findel P.L.C.	380,020	3,391,689
	First Choice Holidays P.L.C.	1,254,193	4,963,436
	First Technology P.L.C.	188,345	1,252,783
*	Forminster P.L.C.	43,333	2,850
	French Connection Group P.L.C.	314,710	1,339,676
	Fuller, Smith & Turner P.L.C. Series A	41,035	806,015
	Future Network P.L.C.	933,632	855,305
	Game Group P.L.C.	1,190,499	1,669,477
	Games Workshop Group P.L.C.	86,175	450,443

4

*	Gaskell P.L.C.	36,000	1,579
	GCAP Media P.L.C.	373,715	1,558,882
*	Global Natural Energy P.L.C.	11,004	19,534
	Greene King P.L.C.	522,707	6,722,990
	Halfords Group P.L.C.	678,672	3,948,630
	Haynes Publishing Group P.L.C.	14,703	86,466
	Headlam Group P.L.C.	301,329	2,480,105
*	Highbury House Communications P.L.C.	439,166	5,392
	HMV Group P.L.C.	987,623	3,204,563
	Holidaybreak P.L.C.	157,744	2,023,420
*	Homestyle Group P.L.C.	364,455	808,051
	Hornby P.L.C.	77,295	281,870
	House of Fraser P.L.C.	813,337	1,750,900
	Huntsworth P.L.C.	343,309	592,445
	Incisive Media P.L.C.	337,232	968,245
	JJB Sports P.L.C.	695,502	2,117,935
	John David Group P.L.C.	114,500	557,526
	Lambert Howarth Group P.L.C.	43,203	150,537
*	Laura Ashley Holdings P.L.C.	2,505,661	702,073
*	London Clubs International P.L.C.	778,981	1,992,911
	Lookers P.L.C.	85,770	931,085
	Luminar P.L.C.	230,712	1,969,546
	Maiden Group P.L.C.	43,212	27,990
	Mallett P.L.C.	24,837	99,063
	Manganese Bronze Holdings P.L.C.	41,887	151,260
	Marchpole Holdings P.L.C.	271,422	60,683
	Matalan P.L.C.	1,225,984	3,936,241
*	Mayflower Corp. P.L.C.	550,636	0
	McCarthy & Stone P.L.C.	329,846	4,373,930
	Menzies (John) P.L.C.	132,050	1,312,979
	Metal Bulletin P.L.C.	183,177	909,099
	MFI Furniture Group P.L.C.	1,753,768	2,822,960
	Mice Group P.L.C.	174,886	119,457
	Millennium and Copthorne Hotels P.L.C.	329,074	2,520,260
*	Monsoon P.L.C.	71,000	499,463
	Moss Brothers Group P.L.C.	163,400	241,361
	Mothercare P.L.C.	247,209	1,617,244
*	Mytravel Group P.L.C.	910,207	3,647,805
	Newcastle United P.L.C.	198,896	162,720
	Next Fifteen Communications P.L.C.	25,000	29,527
*	Nord Anglia Education P.L.C.	130,842	246,362
	Northamber P.L.C.	75,888	109,133
* #	NXT P.L.C.	219,248	207,676
	Ottakar’s P.L.C.	34,693	194,752
	Owen (H.R.) P.L.C.	46,993	107,250
*	Pace Micro Technology P.L.C.	501,860	573,552
*	Partridge Fine Arts P.L.C.	26,128	19,020
	Pendragon P.L.C.	440,481	4,683,757
	Photo-Me International P.L.C.	1,340,534	2,309,337
*	Pittards P.L.C.	60,985	9,093
	Portmeirion Group P.L.C.	22,856	79,206
*	Pressac P.L.C.	78,129	1,028
*	QXL Ricardo P.L.C.	2,537	517,320
	Redrow P.L.C.	542,490	5,184,329
	Reg Vardy P.L.C.	133,859	2,109,759

5

*	Regent Inns P.L.C.	395,953	673,285
	Restaurant Group P.L.C.	753,607	1,993,568
#	Sanctuary Group P.L.C.	779,911	5,467
	SCS Upholstery P.L.C.	117,088	980,987
	Sinclair (William) Holdings P.L.C.	53,000	51,493
	Sirdar P.L.C.	69,754	46,479
	SMG P.L.C.	789,651	1,176,164
	Smith (WH) P.L.C.	635,227	4,545,313
	Southampton Leisure Holdings P.L.C.	19,615	17,060
*	Sportech P.L.C.	846,974	159,797
	St. Ives P.L.C.	308,994	1,380,349
	Stanley Leisure P.L.C.	211,679	3,099,277
*	Sterling Publishing Group P.L.C.	75,298	15,189
	Stylo P.L.C.	64,096	65,725
	Taylor Nelson Sofres P.L.C.	1,280,473	5,622,105
	Ted Baker P.L.C.	105,654	977,830
*	Tinopolis P.L.C.	175,752	107,901
*	Toad Group P.L.C.	85,507	17,259
	Topps Tiles P.L.C.	630,676	2,398,694
*	Torotrak P.L.C.	246,442	171,541
*	Tottenham Hotspur P.L.C.	150,000	123,444
	Ulster Television P.L.C.	140,321	1,111,856
	Victoria P.L.C.	12,000	41,468
	Vitec Group P.L.C.	95,370	762,926
	Wagon P.L.C.	163,410	591,909
	Wembley P.L.C.	68,694	243,403
	Wetherspoon (J.D.) P.L.C.	513,165	3,238,608
	Wilmington Group P.L.C.	218,759	747,615
	Wilson Bowden P.L.C.	7,000	183,089
	Woolworths Group P.L.C.	4,913,613	2,907,677
	Wyevale Garden Centres P.L.C.	140,657	1,347,709
Total Consumer Discretionary			166,036,702

Financials — (18.1%)
	Aberdeen Asset Management P.L.C.	1,785,220	5,724,744
	Atrium Underwriting P.L.C.	180,581	628,473
*	Bradstock Group P.L.C.	5,200	4,013
	Brewin Dolphin Holdings P.L.C.	747,802	2,455,578
	Brit Insurance Holdings P.L.C.	1,554,727	2,917,440
	Brixton P.L.C.	952,536	7,776,010
	Capital & Regional P.L.C.	275,300	5,054,331
	Chesnara P.L.C.	92,900	268,699
*	CLS Holdings P.L.C.	297,454	2,808,735
	Collins Stewart Tullett P.L.C.	407,502	4,958,950
	Countrywide P.L.C.	563,920	4,945,951
	Daejan Holdings P.L.C.	37,168	2,541,638
	Derwent Valley Holdings P.L.C.	224,683	6,754,343
	Development Securities P.L.C.	167,708	1,623,565
	Domestic & General Group P.L.C.	132,640	2,089,907
	DTZ Holdings P.L.C.	192,498	1,877,750
*	Durlacher Corp. P.L.C.	15,272	60,529
	Erinaceous Group P.L.C.	370,885	2,438,792
*	Evolution Group P.L.C.	311,581	906,119
	Freeport P.L.C.	152,318	1,135,808
	Grainger Trust P.L.C.	436,048	4,285,174

6

	Great Portland Estates P.L.C.	722,131	5,865,611
	Guiness Peat Group P.L.C.	1,251,349	1,884,344
*	Hampton Trust P.L.C.	232,050	0
	Hardy Underwriting Group P.L.C.	96,909	383,137
*	Hawtin P.L.C.	196,500	55,154
	Helical Bar P.L.C.	159,628	1,052,763
*	Henderson Group P.L.C.	2,548,817	3,651,938
	Highway Insurance Holdings P.L.C.	500,560	715,808
	Hiscox P.L.C.	1,606,168	7,040,365
	Hitachi Capital (UK) P.L.C.	124,239	463,342
	IFX Group P.L.C.	218,317	472,991
*	Intermediate Capital Group P.L.C.	130,643	3,207,691
	ISIS Asset Management P.L.C.	388,420	1,478,660
	Jardine Lloyd Thompson Group P.L.C.	616,053	5,084,010
	Kensington Group P.L.C.	248,504	4,938,006
	Kiln P.L.C.	708,480	1,068,082
	London Merchant Securities P.L.C.	1,425,531	6,995,459
	London Scottish Bank P.L.C.	433,764	750,769
*	Marylebone Warwick Balfour Group P.L.C.	315,919	890,218
	McKay Securities P.L.C.	97,232	555,355
	Minerva P.L.C.	574,142	3,273,164
	Mucklow (A & J) Group P.L.C.	207,664	1,636,107
	Paragon Group of Companies P.L.C.	153,200	1,836,805
	Park Group P.L.C.	291,600	84,612
	Primary Health Properties P.L.C.	24,195	181,253
*	Probus Estates P.L.C.	83,333	183
	Prudential Corp. P.L.C.	130,000	1,375,340
	Quintain Estates & Development P.L.C.	161,208	1,950,800
*	Rathbone Brothers P.L.C.	4,005	81,155
	Rensburg Sheppards P.L.C.	37,158	506,335
	Resolution P.L.C.	294,095	3,434,676
	Rugby Estates P.L.C.	15,328	119,921
	Rutland Trust P.L.C.	174,255	176,618
	S & U P.L.C.	21,140	209,502
*	Safeland P.L.C.	25,000	40,878
	Savills P.L.C.	221,946	4,411,424
	Secure Trust Group P.L.C.	67,329	637,534
	Shaftesbury P.L.C.	572,839	5,221,185
	Shore Capital Group P.L.C.	554,863	556,892
	Smith (James) Estates P.L.C.	17,524	168,869
	St. Modwen Properties P.L.C.	304,012	2,475,534
	Stanley (Charles) Group P.L.C.	86,800	607,732
	Town Centre Securities P.L.C.	142,137	1,331,479
	Unite Group P.L.C.	457,428	3,418,581
	Warner Estate Holdings P.L.C.	144,126	1,788,780
*	Wellington Underwriting P.L.C.	959,377	1,591,622
	Windsor P.L.C.	149,435	141,568
	Workspace Group P.L.C.	663,597	3,779,756
Total Financials			148,848,557

Information Technology — (9.7%)
	Abacus Group P.L.C.	163,638	413,075
	Acal P.L.C.	60,982	368,959
	Alphameric P.L.C.	486,081	775,324
*	Alterian P.L.C.	68,403	148,590

7

	Amstrad P.L.C.	149,652	526,924
*	Anite Group P.L.C.	1,106,825	1,445,286
*	ARC International P.L.C.	330,444	173,640
*	Autonomy Corp. P.L.C.	281,131	2,365,968
	Aveva Group P.L.C.	73,803	1,327,761
	Axon Group P.L.C.	115,461	713,547
*	Bede P.L.C.	135,978	20,239
	CML Microsystems P.L.C.	28,361	128,981
	Compel Group P.L.C.	75,752	107,578
	Computacenter P.L.C.	452,614	2,251,408
*	CSR P.L.C.	87,809	1,393,485
	Detica Group P.L.C.	71,722	1,631,320
	Dicom Group P.L.C.	258,808	1,121,670
*	Dimension Data Holdings P.L.C.	939,000	792,560
	Diploma P.L.C.	76,954	1,060,193
	DRS Data & Research Services P.L.C.	26,825	17,667
	Electrocomponents P.L.C.	263,991	1,333,107
	Electronic Data Processing P.L.C.	55,200	60,884
*	Eurodis Electron P.L.C.	2,118,657	39,022
*	Fibernet Group P.L.C.	224,012	264,800
	Filtronic P.L.C.	226,882	677,703
*	Financial Objects P.L.C.	17,000	12,197
	GB Group P.L.C.	415,333	225,545
*	Gresham Computing P.L.C.	121,221	208,073
	Halma P.L.C.	1,554,692	5,177,309
	ICM Computer Group P.L.C.	45,983	246,845
*	Imagination Technologies Group P.L.C.	566,510	787,333
	Independent Media Distribution P.L.C.	21,621	18,957
*	Intec Telecom Systems P.L.C.	690,250	835,259
	Intelek P.L.C.	99,880	22,896
*	Kalamazoo Computer Group P.L.C.	56,120	0
*	Kewill Systems P.L.C.	309,597	487,243
	Laird Group P.L.C.	554,877	4,201,573
	Macro 4 P.L.C.	68,736	297,061
* #	Marconi Corp. P.L.C.	726,553	5,026,281
*	Microgen P.L.C.	238,323	311,546
	Misys P.L.C.	380,425	1,565,324
	Morse P.L.C.	356,911	726,084
	MTL Instruments Group P.L.C.	42,031	373,642
*	nCipher P.L.C.	99,572	532,471
	Netstore P.L.C.	143,737	104,004
*	Northgate Information Solutions P.L.C.	1,787,107	2,602,682
*	NSB Retail P.L.C.	1,119,725	638,759
	Oxford Instruments P.L.C.	136,455	547,629
*	Parity Group P.L.C.	381,072	41,721
	Planit Holdings P.L.C.	235,000	98,891
*	Plasmon P.L.C.	135,733	215,520
	Premier Farnell P.L.C.	1,368,932	4,916,572
	Psion P.L.C.	424,864	1,456,765
*	QA P.L.C.	158,950	2,649
	Renishaw P.L.C.	195,008	3,119,573
*	Retail Decisions P.L.C.	188,904	497,076
	RM P.L.C.	359,199	1,174,045
	Rotork P.L.C.	249,163	3,190,412
	Roxboro Group P.L.C.	111,362	515,093

8

	Royalblue Group P.L.C.	106,484	1,639,220
*	SCI Entertainment P.L.C.	33,370	289,605
*	Scipher P.L.C.	34,563	682
*	SDL P.L.C.	229,834	870,895
*	Servicepower Technologies P.L.C.	150,000	83,864
	Spectris P.L.C.	508,179	5,987,676
*	Spirent P.L.C.	2,769,967	2,369,202
*	Superscape P.L.C.	302,847	78,627
*	Surfcontrol P.L.C.	104,638	1,038,059
*	Tadpole Technology P.L.C.	427,207	19,671
	Telemetrix P.L.C.	177,320	240,995
*	Telspec P.L.C.	25,000	4,835
*	The Innovation Group P.L.C.	1,116,429	567,459
	Trace Computers P.L.C.	33,552	58,332
	TT Electronics P.L.C.	361,387	1,119,610
*	TTP Communications P.L.C.	611,908	238,945
	Vega Group P.L.C.	69,342	294,801
	Vislink P.L.C.	359,831	305,901
*	Wolfson Microelectronics P.L.C.	376,277	2,381,751
	Workplace Systems International P.L.C.	238,739	38,508
	XAAR P.L.C.	167,514	978,191
	XANSA P.L.C.	949,089	1,663,683
	XKO Group P.L.C.	30,304	64,938
Total Information Technology			79,672,171

Energy — (6.2%)
	Abbot Group P.L.C.	749,539	3,819,840
	Anglo Pacific Group P.L.C.	292,948	753,514
	Burren Energy P.L.C.	421,226	7,337,209
*	Dana Petroleum P.L.C.	272,368	4,545,162
*	Emerald Energy P.L.C.	169,128	812,986
	Expro International Group P.L.C.	267,101	3,464,887
	Fisher (James) & Sons P.L.C.	153,696	1,098,672
*	Fortune Oil P.L.C.	3,248,130	313,217
	Hunting P.L.C.	416,004	2,525,988
	JKX Oil and Gas P.L.C.	451,147	2,782,164
*	KBC Advanced Technologies P.L.C.	68,734	66,920
	Lupus Capital P.L.C.	429,989	105,595
	Melrose Resources P.L.C.	279,182	1,738,337
*	Premier Oil P.L.C.	288,909	4,236,312
*	Soco International P.L.C.	273,929	3,880,002
	Sondex P.L.C.	252,247	1,247,532
	U.K. Coal P.L.C.	534,581	1,405,787
*	Venture Production P.L.C.	434,519	4,561,968
	Wood Group (John) P.L.C.	1,504,358	6,262,068
Total Energy			50,958,160

Consumer Staples — (4.4%)
	Anglo Eastern Plantations P.L.C.	101,453	493,502
	Arla Foods UK P.L.C.	1,674,839	1,959,468
	Barr (A.G.) P.L.C.	43,000	715,055
	Body Shop International P.L.C.	583,233	2,663,865
	Cranswick P.L.C.	151,057	1,624,011
	Dairy Crest Group P.L.C.	444,089	3,996,262
	Devro P.L.C.	577,228	1,299,759

9

	Greggs P.L.C.	38,326	3,119,877
	Hardys & Hansons P.L.C.	56,379	724,862
	Kleeneze P.L.C.	109,256	182,065
	McBride P.L.C.	698,504	2,057,536
	Nichols P.L.C.	66,550	239,927
	Northern Foods P.L.C.	1,762,847	4,257,057
	Premier Foods P.L.C.	450,442	2,467,644
	PZ Cuzzons P.L.C.	59,527	1,625,770
	Richmond Foods P.L.C.	57,804	615,412
	Robert Wiseman Dairies P.L.C.	199,037	1,005,067
	Swallowfield P.L.C.	15,000	13,139
	Thorntons P.L.C.	158,000	350,496
	Uniq P.L.C.	263,207	601,281
	Wolverhampton & Dudley Breweries P.L.C.	273,138	5,848,647
	Young & Co’s Brewery P.L.C.	10,000	318,157
	Young & Co’s Brewery P.L.C. Class A	5,234	215,017
Total Consumer Staples			36,393,876

Materials — (3.7%)
*	Amberley Group P.L.C.	200,000	39,467
*	API Group P.L.C.	103,483	215,319
*	Applied Optical Technologies P.L.C.	117,822	92,956
	Baggeridge Brick P.L.C.	98,000	304,981
	British Polythene Industries P.L.C.	86,272	825,003
	Carclo P.L.C.	180,595	226,420
	Chamberlin & Hill P.L.C.	18,000	68,342
	Chapelthorpe P.L.C.	656,803	138,228
*	Coral Products P.L.C.	50,000	19,164
	Croda International P.L.C.	495,398	4,273,068
	Cropper (James) P.L.C.	22,000	63,149
	Delta P.L.C.	433,707	908,864
	DS Smith P.L.C.	1,319,569	4,113,576
	Dyson Group P.L.C.	96,928	435,871
	Elementis P.L.C.	1,680,525	2,402,986
	Ennstone P.L.C.	1,122,247	875,332
*	European Colour P.L.C.	82,090	15,189
	Filtrona P.L.C.	405,478	2,133,280
*	Greenwich Resources P.L.C.	438,664	20,391
	Hill & Smith Holdings P.L.C.	179,226	741,694
	Inveresk P.L.C.	150,000	43,448
	Macfarlane Group P.L.C.	228,287	150,006
	Marshalls P.L.C.	662,347	3,679,466
	Metalrax Group P.L.C.	358,740	441,220
	Porvair P.L.C.	106,246	281,935
	RPC Group P.L.C.	335,324	1,569,259
*	Scapa Group P.L.C.	319,593	120,340
	Treatt P.L.C.	14,957	65,394
	UCM Group P.L.C.	41,980	41,118
	Victrex P.L.C.	307,403	3,894,154
	Yule Catto & Co. P.L.C.	369,602	1,748,186
	Zotefoams P.L.C.	62,000	84,251
Total Materials			30,032,057

10

Health Care — (3.4%)
*	Acambis P.L.C.	372,178	1,380,863
*	Alizyme P.L.C.	484,269	1,411,690
*	Antisoma P.L.C.	1,157,754	455,714
*	Axis-Shield P.L.C.	159,015	854,516
	Bespak P.L.C.	96,061	978,304
*	Biocompatibles International P.L.C.	150,111	512,126
*	Bioquell P.L.C.	50,194	112,997
	Biotrace International P.L.C.	150,131	231,750
*	Cambridge Antibody Technology Group P.L.C.	120,171	1,632,864
	Care U.K. P.L.C.	183,829	1,584,327
*	Clinical Computing P.L.C.	46,666	3,941
	Corin Group P.L.C.	124,334	699,445
	Dechra Pharmaceuticals P.L.C.	168,094	765,885
	Ferraris Group P.L.C.	148,288	240,350
*	Genetix Group P.L.C.	151,246	147,032
	Goldshield Group P.L.C.	123,034	796,225
*	Gyrus Group P.L.C.	390,308	2,775,291
	Huntleigh Technology P.L.C.	108,756	625,358
	Isoft Group P.L.C.	737,364	2,403,314
	Isotron P.L.C.	70,674	801,626
*	M.L. Laboratories P.L.C.	1,291,691	611,074
*	Medical Solutions P.L.C.	140,731	17,889
*	Medisys P.L.C.	586,814	39,887
	Nestor Healthcare Group P.L.C.	303,219	592,666
*	Osmetech P.L.C.	66,935	31,130
*	Oxford Biomedica P.L.C.	1,469,226	798,601
*	Pharmagene P.L.C.	160,000	45,125
*	Phytopharm P.L.C.	111,349	89,711
*	Protherics P.L.C.	854,366	1,393,161
*	Provalis P.L.C.	796,584	25,962
	Ransom (William) & Son P.L.C.	30,000	21,858
* #	Skyepharma P.L.C.	1,738,458	1,232,680
	SSL International P.L.C.	679,066	3,889,394
	Theratase P.L.C.	80,563	65,591
*	Vernalis P.L.C.	439,099	641,999
Total Health Care			27,910,346

Telecommunication Services — (0.9%)
* #	Colt Telecom Group P.L.C.	2,574,360	2,785,257
	Kingston Communications P.L.C.	850,036	1,014,294
*	Redstone P.L.C.	1,259,104	138,209
	Telecom Plus P.L.C.	222,635	566,395
*	Thus Group P.L.C.	4,976,821	1,352,618
*	Vanco P.L.C.	145,748	1,469,602
Total Telecommunication Services			7,326,375

Utilities — (0.6%)
	Bristol Water Group P.L.C.	27,120	410,953
	Dee Valley Group P.L.C.	4,214	79,821
	Hydro International P.L.C.	27,669	55,613
	Viridian Group P.L.C.	258,511	4,569,370
Total Utilities			5,115,757

Other — (0.0%)
*	Argonaut Games P.L.C.	100,000	5,482
*	Baltimore P.L.C.	48,500	15,739

11

*	Bombshell, Ltd.	932	940
*	Ferguson International Holdings P.L.C.	89,105	0
*	Full Circle Future, Ltd.	135,600	0
*	Garton Engineering P.L.C.	10,248	0
*	IMS Group P.L.C.	75,000	5,920
*	Industrial & Commercial Holdings P.L.C.	5,000	132
*	Onesource Services, Inc.	544	7,996
*	Radamec Group P.L.C.	35,000	0
*	Richmond Oil & Gas P.L.C.	220,000	0
*	RMS Communications P.L.C.	15,000	0
*	Secure Ventures (No. 1) P.L.C.	62,500	0
*	Secure Ventures (No. 3) P.L.C.	62,500	0
*	Secure Ventures (No. 6) P.L.C.	62,500	0
*	Secure Ventures (No. 7) P.L.C.	62,500	0
*	SFI Holdings, Ltd. Series A	26,713	14,526
*	Tandem Group P.L.C.	327,365	0
*	Terence Chapman Group P.L.C.	62,500	348
*	Waterdorm P.L.C.	105,000	0
*	Wraith P.L.C.	1,400	2,458
Total Other			53,541

TOTAL COMMON STOCKS			798,367,279

RIGHTS/WARRANTS — (0.0%)
*	Letter of Entitlements - Audemars Piguet	90,242	0
*	Planestation Group P.L.C. Warrants 01/13/11	229,653	201
*	SFI Holdings, Ltd. Litigation Certificate	26,713	0

TOTAL RIGHTS/WARRANTS			201

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.9%)
Repurchase Agreement, Deutsche Bank Securities 4.52%, 03/01/06 (Collateralized by $14,817,910 U.S. STRIPS, rates ranging from 0% to 2.375%, maturities ranging from 08/15/06 to 11/15/21 & U.S. Treasury Note 3.125%, 10/15/08, valued at $12,981,426) to be repurchased at $12,728,486	$12,727	12,726,888

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $11,159,000 FHLMC Notes 4.00%, 09/22/09, valued at $11,005,564) to be repurchased at $10,843,325	10,842	10,842,000
TOTAL TEMPORARY CASH INVESTMENTS		23,568,888

TOTAL INVESTMENTS - (100.0%) (Cost $610,632,123)##		$821,936,368

12

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value††

SWITZERLAND — (13.5%)
COMMON STOCKS — (13.4%)
*	4M Technologies Holding SA	18,445	$63,312
	A. Hiestad Holding AG	1,426	1,250,332
*	Actelion, Ltd.	51,203	4,385,295
	AFG Arbonia-Forster Holding AG	3,430	999,014
	Agie Charmilles Holding AG	3,402	347,439
	Allreal Holding AG	15,185	1,476,284
	Also Holding AG	1,342	550,157
	Amazys Holding AG	9,413	761,187
	Ascom Holding AG	89,834	1,350,949
	Bachem AG	26,438	1,502,773
	Baloise-Holding AG	43,500	2,755,826
	Bank Coop AG	29,405	1,894,978
	Bank Sarasin & Cie Series B, Basel	1,246	2,896,159
	Banque Cantonale de Geneve	1,478	214,121
	Banque Cantonale du Jura	450	151,666
	Banque Cantonale Vaudoise	10,680	3,419,129
	Banque Privee Edmond de Rothschild SA, Geneve	161	2,783,741
*	Barry Callebaut AG	9,823	3,893,139
	Basellandschaftliche Kantonalbank	600	478,258
	Basler Kantonalbank	5,250	451,208
	Batigroup Holding AG	16,114	316,235
	Belimo Holdings AG	1,823	1,222,205
	Berner Kantonalbank	10,562	1,618,556
*	BHB Beteiligungs und Finanzgesellschaft	150	5,020
	Bobst Group AG	36,682	1,566,243
	Bossard Holding AG	8,467	541,409
*	Bucher Industries AG	33,989	3,223,161
	BVZ (Brig Visp Zermatt) Holding AG	580	143,750
	Calida Holding AG	396	137,042
*	Card Guard AG	15,187	45,018
	Carlo Gavazzi Holding AG	1,065	160,634
	Charles Voegele Holding AG	29,239	2,673,715
	Cie Financiere Tradition	5,202	531,880
	Compagnie vaudoise d’electricite	1,773	1,740,835
*	Converium Holding AG	523,750	5,770,360
	Conzzeta Holdings AG	1,415	1,995,293
*	COS Computer Systems AG	4,391	78,520
*	Crealogix Holding AG	1,318	84,408
*	Crucell NV	45,768	1,128,553
	Daetwyler Holding AG	348	1,320,739
	Edipresse SA, Lausanne	1,410	575,590
	EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg	3,207	1,892,059
	Eichhof Holding AG	408	496,990

1

*	ELMA Electronic AG	472	115,064
	Emmi AG	12,206	1,217,247
	Ems-Chemie Holding AG	28,501	2,863,423
	Energie Electrique du Simplon SA	350	146,627
	Energiedienst Holding AG	8,265	3,078,841
	Escor Casino & Entertainment AG	2,010	40,124
#	Feintol International Holding AG	1,353	364,004
*	Fischer (Georg) AG	11,257	4,556,462
*	Flughafen Zuerich AG	6,413	1,258,975
*	Forbo Holding AG, Eglisau	5,409	1,366,809
	Fuchs Petrolub AG Oel & Chemie Non-Voting	18,009	781,327
	Galenica Holding, Ltd. AG, Bern	15,936	3,002,835
	Generali (Switzerland) Holdings, Adliswil	2,082	591,975
	Getaz Romang Holding SA	1,280	573,645
*	Golay-Buchel Holding SA	40	41,999
	Gurit-Heberlein AG	1,326	1,380,399
	Helvetia Patria Holding	12,398	2,789,478
*	Hexagon AB Series B	27,240	832,596
	Industrieholding Cham AG	1,548	456,708
	Interroll-Holding SA	1,599	414,487
*	Intershop Holding AG	3,444	680,895
*	IsoTis SA	238,082	346,449
	Jelmoli Holding AG	1,521	2,457,714
	Jelmoli Holding AG, Zuerich (Namen)	2,835	919,876
	Kaba Holding AG	5,543	1,317,350
*	Kardex AG	15,691	752,763
	Komax Holding AG	6,939	595,498
#	Kudelski SA	106,944	3,012,852
	Kuoni Reisen Holding AG	9,493	4,068,098
*	Lem Holdings SA	3,651	437,326
#	Lonza Group AG	95,015	6,163,454
	Luzerner Kantonalbank AG	9,375	1,836,939
	Metraux Services SA	1,553	266,222
*	Micronas Semiconductor Holding AG	78,808	2,530,698
*	Mikron Holding AG	43,452	479,646
*	Mobilezone Holding AG	64,758	273,888
*	Moevenpick-Holding AG	1,320	327,024
*	Nextrom Holding SA	1,409	12,016
	Orell Fussli Graphische Betriebe AG, Zuerich	5,076	613,027
*	OZ Holding AG	10,374	770,888
*	Parco Industriale e Immobiliare SA	600	1,601
	Phoenix Mecano AG, Stein am Rhein	2,980	999,715
	Phonak Holding AG	125,848	6,074,179
*	PSP Swiss Property AG	145,267	6,866,777
	PubliGroupe SA	5,856	1,767,956
	Rieters Holdings AG	14,786	5,737,453
	Saurer AG	47,569	3,451,533
*	Schaffner Holding AG	1,830	248,233
	Schweiter Technology AG	4,116	1,097,980
	Schweizerhall Holding AG	5,725	558,875
	Schweizerische National Versicherungs Gesellschaft	1,826	948,148
*	SEZ Holding AG	41,286	912,211
	SIA Abrasives Holding AG	2,381	681,599
	Siegfried Holding AG	8,560	1,220,859
	Sig Holding AG	20,338	4,510,086

2

*	Sihl	150	343
*	Sika Finanz AG	7,749	7,619,627
	Societe Generale d’Affichage	5,872	850,604
	Sopracenerina SA	2,409	491,030
	St. Galler Kantonalbank	7,366	2,576,233
	Sulzer AG	13,002	8,122,142
	Swiss Prime Site AG	55,759	2,721,964
	Swissfirst AG	27,315	2,033,333
*	Swisslog Holding AG	578,977	574,451
*	Swissquote Group Holding SA	3,551	649,691
	Tamedia AG	7,744	771,192
	Tecan Group AG	37,666	2,075,993
*	Temenos Group AG	97,141	1,015,668
*	Tornos Holding SA	35,107	346,346
*	UMS Schweizerische Metallwerke Holding AG	17,585	233,462
*	Unaxis Holding AG	27,910	5,850,396
*	Unilabs SA	23,874	780,320
	Valiant Holding AG	53,389	5,300,448
	Valora Holding AG	7,856	1,596,385
	Vaudoise Assurances Holdings	1,340	140,798
	Villars Holding SA, Fribourg	150	49,964
*	Von Roll Holding AG	318,291	518,859
	Vontobel Holdings AG	98,814	3,908,020
	Walliser Kantonalbank	1,244	498,036
*	Wmh Walter Meier Holding AG	4,878	420,510
	Zehnder Holding AG	786	1,183,328
	Zschokke Holding SA	836	680,105
	Zueblin Holding AG	78,908	671,142
	Zuger Kantonalbank	590	1,754,154
TOTAL COMMON STOCKS			201,140,579

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG Oel & Chemie	18,009	820,796

RIGHTS/WARRANTS — (0.0%)
*	Unilabs SA Warrants 12/15/08	23,874	13,648

TOTAL — SWITZERLAND			201,975,023

FRANCE — (10.9%)
COMMON STOCKS — (10.9%)
*	Actielec Technologies	20,981	102,664
	Affine	2,526	322,475
	Alain Afflelou SA	28,135	905,150
	Ales Groupe SA	30,844	644,509
*	Alten SA	56,620	1,937,142
* #	Altran Technologies SA	210,391	2,950,034
	Apem SA	1,000	64,395
	April Group SA	53,912	2,598,662
*	Archos	12,096	796,064
	Arkopharma	18,720	303,495
	Assystem Brime SA	33,323	985,310

3

	Aubay SA	22,129	167,342
#	Audika SA	22,509	516,555
*	Baccarat SA	1,090	179,569
	Bacou-Dalloz	11,217	1,220,461
	Banque Tarneaud SA	1,230	220,579
	Beneteau SA	21,831	1,698,730
*	Bigben Interactive	2,100	6,327
	Boiron SA	19,537	393,516
	Boizel Chanoine Champagne SA	934	127,611
	Bonduelle SA	6,986	520,461
	Bongrain SA	13,784	874,315
	Bourbon SA	31,816	3,249,438
*	Bricodeal SA	50	2,567
	Bricorama SA	9,379	537,785
	Brioche Pasquier SA	6,053	432,950
*	Bull SA	156,087	1,858,843
	Burelle SA	4,030	618,233
*	BVRP SA	13,034	308,206
#	Canal Plus SA	221,823	2,169,262
	Carbone Lorraine SA	40,631	2,025,574
*	CBo Territoria	28,320	123,436
	Cegedim SA	7,764	737,392
#	CEGID SA	18,000	751,465
*	Cesar SA	142,196	169,595
	CFF Recycling SA	84,608	2,921,231
*	Cibox Inter@ctive SA	166,307	85,102
* #	Cie Generale de Geophysique SA	37,099	4,751,252
	Clarins SA	10,264	613,628
* #	Club Mediterranee SA	42,017	2,111,739
	Compagnie Internationale Andre Trigano Ciat SA	983	25,889
*	CS Communication et Systemes	4,983	217,431
	Cybergun	3,297	58,989
	Damartex SA	22,900	873,542
*	Dane-Elec Memory SA	65,202	449,713
	Delachaux SA	2,935	696,189
	Deveaux SA	1,040	77,834
*	Didot-Bottin SA	1,620	132,892
*	DMC (Dollfus Mieg et Cie)	35,375	146,255
*	Dynaction SA	10,660	193,383
#	Electricite de Strasbourg	23,784	4,562,117
	Elior	225,736	3,392,368
	Encres Dubuit SA	4,176	41,328
	Esso SA	927	197,096
*	Etam Developpement SA	17,335	866,531
*	Euraltech SA	11,700	12,664
*	Euro Disney SCA	4,981,489	655,949
	Evialis SA	2,873	126,740
	Exel Industries SA	2,393	192,515
	Explosifs et de Produits Chimiques	524	234,064
#	Faurecia SA	30,667	1,918,695
	Fimalac SA	111,143	8,783,433
	Fininfo SA	9,760	212,232
	Finuchem SA	11,078	275,826
	Fleury Michon SA	3,600	191,940
	Foncia Groupe	33,462	1,215,485

4

	Francois Freres (Tonnellerie) SA	3,150	105,157
*	Gantois Series A	647	10,027
	Gascogne SA	6,472	481,754
	Gaumont SA	14,607	828,047
*	Geci International	52,548	149,129
	Generale de Sante	65,332	1,879,569
	Generale Location SA	25,405	962,042
	Geodis SA	11,874	1,698,412
	Gevelot SA	3,584	231,448
*	GFI Informatique SA	106,822	877,131
#	Gifi	5,579	236,632
*	Ginger (Groupe Ingenierie Europe)	2,600	39,032
	Grands Moulins de Strasbourg	110	62,943
	Group Open SA	10,262	179,203
	Groupe Ares SA	10,632	44,275
	Groupe Crit	18,631	688,240
*	Groupe Flo SA	22,019	184,990
*	Groupe Focal SA	1,400	14,491
*	Groupe Go Sport SA	2,207	176,243
	Groupe Guillin SA	1,200	97,868
	Groupe Steria SCA	37,118	2,011,224
	Guerbet SA	4,357	706,842
	Guyenne et Gascogne SA	26,000	2,648,003
#	Havas SA	62,300	293,914
	Hyparlo SA	11,028	515,641
	IDSUD	1,328	56,969
*	IEC Professionnel Media	19,353	53,486
*	IMS International Metal Service SA	26,603	578,228
	Industrielle et Financiere d’Entreprise SA	300	71,747
* #	Infogrames Entertainment SA	311,327	278,103
#	Ingenico SA	61,820	1,155,053
	Ipsos SA	13,503	1,806,679
	Kaufman et Broad SA	15,476	1,476,991
	Lafuma SA	3,587	318,147
*	Lafuma SA Issue 06	345	30,600
	Laurent-Perrier Group	7,722	450,806
	Lectra Systemes SA	71,588	503,266
	Lisi SA	7,827	519,385
	Locindus	20,056	920,520
*	LVL Medical Groupe SA	20,482	268,757
	Manitou SA	44,368	1,723,962
	Manutan International SA	7,170	408,729
*	Marie Brizard & Roger International SA	1,765	291,866
*	Metaleurop SA	35,449	182,557
	MGI Coutier SA	2,753	91,941
*	MoneyLine SA	1,336	43,444
	Montupet SA	32,450	596,484
#	Mr. Bricolage SA	10,854	210,856
	Nexans SA	56,318	3,716,546
	Norbert Dentressangle	8,690	533,353
* #	NRJ Group	158,769	3,565,456
#	Oberthur Card Systems SA	117,901	994,179
*	Oeneo	79,090	195,216
*	Orpea	35,642	2,180,423
	Paris Orleans et Cie SA	2,832	861,341

5

	Passat SA	3,843	49,232
* #	Penauille Polyservices SA	40,371	720,303
	Petit Forestier SA	5,271	275,239
	Pierre & Vacances	10,903	1,000,922
	Pinguely-Haulotte SA	41,466	1,035,973
	Plastic Omnium SA	30,846	1,162,516
	Plastivaloire SA	1,700	43,513
	Prosodie SA	5,183	125,407
	Provimi SA	48,939	1,262,137
	PSB Industries SA	6,200	258,749
	Radiall SA	2,210	202,849
	Rallye SA	75,206	2,602,654
	Remy Cointreau SA	57,495	2,857,638
*	Rhodia SA	874,663	2,252,928
	Robertet SA	2,183	295,563
	Rodriguez Group SA	23,307	1,388,094
	Rougier SA	2,040	201,469
	Rubis SA	19,728	1,521,466
*	S.T. Dupont SA	3,800	18,301
	Sabeton SA	13,500	192,845
	SAMSE SA	4,400	750,991
	Sasa Industries SA	2,198	84,863
	SCOR SA	2,575,766	6,189,785
	SDR de la Bretagne	3,305	77,371
	SEB SA	21,300	2,295,028
	Sechilienne SA	2,200	1,415,512
	Securidev SA	1,500	31,005
	Signaux Girod SA	894	82,703
	SILIC (Societe Immobiliere de Location pour L’industrie et le Commerce)	23,530	2,531,890
	Smoby SA	1,172	97,770
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	2,758,577
	Societe Industrielle D’Aviations Latecoere SA	20,626	859,814
	Societe Pour L’Informatique Industrielle SA	3,457	215,119
*	Sogeclair SA	595	31,856
*	Solving International SA	6,829	75,864
#	Somfy SA	22,900	5,451,258
	Sopra SA	22,197	1,910,818
*	Spir Communication SA	4,886	726,928
#	SR Teleperformance	90,928	3,033,503
	Stallergenes SA	5,369	803,642
	Ste Virbac SA	12,385	617,176
	Stef-Tfe SA	22,082	1,003,125
	Sucriere de Pithiviers-Le-Vieil	1,825	1,461,131
*	Sylis SA	9,782	59,579
	Synergie SA	11,910	469,547
*	Team Partners Group SA	30,126	40,483
*	Teamlog SA	13,682	63,223
	Tessi SA	2,650	135,701
*	Tipiak SA	518	43,859
	Toupargel-Agrigel SA	11,984	605,560
	Trigano SA	32,572	1,628,071
*	UbiSoft Entertainment SA	30,845	1,200,467
	Union Financiere de France Banque SA	15,346	881,400
*	Valtech	187,303	162,937

6

	Viel et Compagnie	101,253	493,792
	Vilmorin Clause et Compagnie SA	17,336	1,260,768
	VM Materiaux SA	1,832	296,047
	Vranken Pommery Monopole	6,233	317,677
*	XRT	73,575	200,513
TOTAL COMMON STOCKS			163,794,662

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	3,240
*	Group Open SA Warrants 10/21/06	1,000	942
*	Groupe Focal SA Warrants 02/21/10	466	0
*	Oeneo Warrants 08/26/06	14,365	1,712
*	Prosodie SA Warrants 10/28/06	900	343
*	UbiSoft Entertainment SA Warrants 05/14/06	4,100	1,760
TOTAL RIGHTS/WARRANTS			7,997

TOTAL — FRANCE			163,802,659

GERMANY — (10.7%)
COMMON STOCKS — (10.7%)
*	3U Telecom AG	81,002	89,900
	A.S. Creation Tapeton AG	2,900	106,418
*	AAP Implantate AG	26,950	71,053
*	Aareal Bank AG	68,454	3,031,139
*	Abacho AG	22,222	68,866
*	Acg AG Fuer Chipkarten und Informationssysteme	16,940	9,515
	Ackermann-Goeggingen AG	8,100	224,842
*	AC-Service AG	7,811	61,455
*	Adlink Internet Media AG	50,967	373,474
* #	Adva AG Optical Networking	53,785	521,537
	Agrob AG	5,800	86,836
*	Aixtron AG	219,827	811,231
*	Allbecon AG	16,208	62,787
	Amadeus Fire AG	10,642	140,754
*	Analytik Jena AG	5,259	46,309
*	Analytik Jena AG Issue 06	1,314	11,571
#	Andreae-Noris Zahn AG, Anzag	27,200	1,313,814
*	Articon Integralis AG	19,259	73,174
*	Artnet AG	10,731	132,309
	Atoss Software AG	5,998	95,094
*	Augusta Technologie AG	17,931	200,945
#	AWD Holding AG	66,316	2,193,941
#	Baader Wertpapier Handelsbank AG	34,657	419,606
	Balda AG	123,872	1,569,589
*	Basler AG	3,200	50,800
* #	Beate Uhse AG	56,241	455,496
	Bechtle AG	28,522	689,645
	Berliner Elektro Holding AG	22,761	259,137
*	Bertrandt AG	13,308	163,444
	Beta Systems Software AG	5,700	38,050
	Bilfinger & Berger Bau AG	102,569	5,898,262
*	Biolitec AG	15,372	164,353
	Biotest AG	15,382	460,423

7

* #	BKN International AG	17,600	81,664
*	BMP AG	37,773	103,751
	Boewe Systec AG	8,717	577,538
*	Borussia Dortmund GMBH & Co. KGAA	43,407	126,672
	Bremer Energiekonto AG	35,015	209,734
*	Broadnet Mediascape Communications AG	31,844	125,115
*	CBB Holding AG	102,602	7,706
*	Ce Consumer Electronic AG	43,747	17,214
*	Ceag AG	20,670	162,689
	Cenit AG Systemhaus	7,975	269,133
*	Centrotec Hochleistungskunststoffe AG	13,684	510,791
	Cewe Color Holding AG	10,463	366,121
*	CNV Vermoegensverwaltungs AG	6,625	83,233
#	Comdirect Bank AG	120,666	1,333,531
	Computerlinks AG	7,044	117,548
*	Concord Effekten AG	4,318	18,827
*	Condomi AG	1,800	1,739
*	COR AG Insurance Technologies	16,018	73,935
* #	CTS Eventim AG	34,318	990,654
	Curanum AG	55,521	509,228
*	Cybio AG	8,975	69,767
* #	D. Logistics AG	63,750	150,535
	DAB Bank AG	103,989	994,935
	Data Modul AG	5,600	69,122
*	DEAG Deutsche Entertainment AG	36,433	98,108
	Deutsche Euroshop AG	39,208	2,551,431
*	Deutsche Steinzeug Cremer & Breuer AG	87,200	54,015
*	Deutz AG	180,401	1,126,846
	Dierig Holding AG	10,500	125,170
#	Dis Deutscher Industrie Service AG	18,524	1,296,232
#	Douglas Holding AG	97,549	4,439,858
	Dr. Hoenle AG	10,413	122,839
*	Drillisch AG	62,423	341,953
*	Duerr Beteiligungs AG	19,788	432,000
	DVB Bank AG	7,124	1,604,922
*	Easy Software AG	13,167	117,881
	Eckert and Ziegler Strahlen - und Medizintechnik AG	3,000	47,104
*	Elexis AG	14,892	372,491
	Elmos Semiconductor AG	23,218	290,416
	ElreingKlinger AG	6,000	265,733
* #	Em.TV AG	118,273	678,445
*	Emprise Management Consulting AG	24,502	37,473
*	EMS New Media AG	42,609	61,407
*	Epcos AG	139,345	1,890,335
	Erlus Baustoffwerke AG	297	121,910
*	Escada AG	28,241	925,314
	Euwax AG	2,375	96,917
* #	Evotec Biosystems AG	144,460	720,288
	Fielmann AG	29,181	2,294,017
* #	FJA AG	28,590	131,618
	Fortec Elektronik AG	2,130	113,773
	Freenet.De AG	50,400	1,441,424
	Fuchs Petrolub AG Oel & Chemie	27,952	1,233,267
*	Geratherm Medical AG	8,513	65,790
	Gerry Weber International AG	37,262	722,998

8

	Gesco AG	5,449	256,793
	GFK AG	45,483	2,018,549
*	GFT Technologies AG	41,195	164,661
*	GPC Biotech AG	65,754	1,168,500
	Grenkeleasing AG	27,575	1,652,040
	Grundstuecks & Baugesellschaft AG	3,567	205,278
	Gwag Bayerische Wohnungs— Aktiengesellschaft AG	3,383	209,708
	Hamborner AG	21,000	814,036
*	Hansa Group AG	27,516	54,172
	Hawesko Holdings AG	6,562	299,640
*	Herlitz AG	6,962	40,687
*	Hoeft & Wessel AG	14,884	126,274
*	Hucke AG	11,123	30,248
	Hugo Boss AG	25,100	1,017,444
	Hutschenreuther AG	2,800	35,214
	Hyrican Informations Systeme AG	4,483	46,214
*	I-D Media AG	11,310	31,289
	IFA Hotel & Touristik AG	7,000	69,341
*	IM International Media AG	152,932	191,425
#	Indus Holding AG	21,207	737,839
*	Innovation in Traffic Systems AG	17,984	167,525
	Interseroh AG	12,506	440,112
* #	Intershop Deutschland AG	15,053	29,448
*	Intertainment AG	8,500	9,070
*	Isra Vision Systems AG	6,012	182,658
*	itelligence AG	51,693	171,334
	IVG Immobilien AG	143,237	3,721,064
*	IVU Traffic Technologies AG	32,745	59,715
	Iwka AG	72,561	1,953,635
* #	Jack White Productiions AG	15,810	164,423
*	Jenoptik AG	101,045	865,348
	K & S Aktiengesellschaft AG	55,500	4,161,710
	Kampa-Haus AG	10,375	85,444
	Keramag Keramische Werke AG	13,000	963,152
#	Kloeckner-Werke AG	60,141	720,545
*	Kontron AG	111,176	1,270,035
	Krones AG	14,619	1,731,821
*	KSB AG	2,387	590,852
	KWS Kleinwanzlebener Saatzucht AG	1,812	1,784,491
*	Leica Camera AG	1,466	14,476
*	Leifheit AG	12,500	327,889
	Leoni AG	112,500	3,914,154
*	Loewe AG	20,599	453,206
	LPKF Laser & Electronics AG	17,883	138,959
*	Mania Technologie AG	18,273	58,038
	Masterflex AG	8,056	290,229
*	Maxdata AG	32,897	94,586
*	Mediclin AG	57,955	200,249
* #	Medigene AG	38,133	397,400
#	Medion AG	67,750	990,349
*	Mensch und Maschine Software AG	24,609	142,642
#	Mobilcom AG	144,380	3,802,250
*	Mologen AG	15,853	248,451
*	Morphosys AG	11,240	648,163
*	Mosaic Software AG	5,200	8,502

9

#	Muehlabauer Holdings AG & Co. KGAA	15,349	687,152
#	MVV Energie AG	124,627	3,272,738
*	MWG Biotech AG	30,700	8,826
	Nemetschek AG	19,144	378,789
*	Neschen AG	5,800	11,462
*	Net AG Infrastructure, Software & Solutions	45,649	92,339
*	Nexus AG	27,268	116,373
#	Norddeutsche Affinerie AG	92,331	2,563,262
	Norddeutsche Steingutfabrik AG	5,960	71,016
*	Nordwest Handel AG	3,244	25,569
*	November AG	9,018	45,482
	OHB Technology AG	26,706	280,216
	Oldenburgische Landesbank AG	2,113	132,127
*	Pandatel AG	5,700	7,477
	Paragon AG	22,134	405,981
*	Parsytec AG	23,457	83,299
	PC-Ware Information Technologies AG	14,056	278,190
*	Personal & Informatik AG	5,900	113,200
	Pfeiffer Vacuum Technology AG	18,888	1,164,356
*	Pfleiderer AG	97,309	2,406,216
*	Pironet NDH AG	19,843	91,827
*	Pixelpark AG	22,213	45,050
*	Plambeck Neue Energien AG	44,654	98,073
*	Plasmaselect AG	35,172	210,828
*	Plenum AG	9,300	15,589
*	Primacom AG	48,830	288,926
*	Produkte und Syteme der Informationstechnologie AG	28,873	185,525
	Progress-Werk Oberkirch AG	6,250	272,233
*	Pulsion Medical Systems AG	17,658	123,369
*	PVATepla AG	18,750	107,316
* #	QIAGEN NV	388,783	5,789,184
* #	QSC AG	241,882	1,413,940
	Rational AG	15,083	2,166,659
*	Realtech AG	10,276	101,834
	Renk AG	19,400	826,294
* #	REpower Systems AG	10,180	520,297
	Rheinmetall Berlin AG	45,000	3,506,701
	Rhoen-Klinikum AG	55,525	2,414,768
*	Rinol AG	1,475	1,270
*	Rohwedder AG	9,909	155,390
*	Ruecker AG	7,800	65,102
* #	S.A.G. Solarstrom AG	18,478	169,418
	Sartorius AG	23,323	696,269
	Schlott Sebaldus AG	14,074	522,594
*	Secunet Security Networks AG	12,176	199,381
	Sektkellerei Schloss Wachenheim AG	15,120	189,238
*	Senator Entertainment AG	980	3,343
*	SGL Carbon AG	167,059	2,877,111
	SHB Stuttgarter Finanz - und Beteiligungs AG	18,000	690,938
*	SHS Informationssysteme AG	16,831	62,534
* #	Silicon Sensor International AG	4,630	50,763
* #	Singulus Technologies AG	103,267	1,984,785
	Sinner AG, Karlsruhe	4,160	69,428
*	SinnerSchrader AG	18,262	43,550
	Sixt AG	30,621	991,208

10

*	SM Wirtschaftsberatungs AG	16,214	145,490
	Software AG	62,591	3,609,850
	Stada Arzneimittel AG	159,583	5,709,428
	Stahl (R.) AG	9,488	310,735
*	Stoehr & Co. AG	16,000	73,433
*	Strabag AG	9,163	1,058,319
	Stratec Biomedical Systems AG	7,640	406,973
	Sued-Chemie AG	29,146	1,618,058
*	Suess Microtec AG	33,799	336,279
	Synaxon AG	5,125	46,460
	Syskoplan AG	9,363	93,804
	Syzygy AG	24,395	150,197
	Takkt AG	104,239	1,363,703
*	TDS Informationstechnologie AG	19,106	54,022
* #	Techem AG	56,286	2,453,349
	Technotrans AG	15,110	353,934
*	Telegate AG	20,500	510,768
	Teles AG	26,657	179,202
*	Textilgruppe Hof AG	12,170	104,642
*	TFG Venture Capital AG & Co. KGAA	23,262	71,577
*	Tomorrow Focus AG	86,076	289,927
	TTL Information Technology AG	6,400	15,673
	Umweltbank AG	9,542	169,016
	United Internet AG	92,804	4,617,663
*	United Medical Systems International AG	10,753	63,103
*	Utimaco Safeware AG	35,121	412,753
*	Value Management & Research AG	32,950	199,067
*	Varetis AG	11,100	95,221
*	VBH (Vereinigter Baubeschlag-Handel) AG	9,415	30,903
*	Vereinigte Deutsche Nickel-Werke AG	12,150	3,061
*	Vivacon AG	38,677	1,671,527
	Vossloh AG	28,307	1,470,924
*	W.O.M. World of Medicine AG	19,193	60,612
	Wanderer-Werke AG	7,903	416,413
*	WaveLight Laser Technologies AG	11,800	178,178
*	WCM Beteiligungs AG	617,895	287,046
	Westag and Getalit AG, Rheda-Wiedenbrueck	7,000	87,573
*	Wire Card AG	168,653	1,139,031
	Wuerttembergische Lebensversicherung AG	16,665	467,448
	Wuerttembergische Metallwarenfabrik AG	30,330	622,339
*	Zapf Creation AG	7,500	88,719
TOTAL COMMON STOCKS			160,791,428

RIGHTS/WARRANTS — (0.0%)
*	SHS Informationssysteme AG Rights 03/09/06	16,831	803

TOTAL — GERMANY			160,792,231

SWEDEN — (7.2%)
COMMON STOCKS — (7.2%)
* #	Acandofrontec AB Series B	98,800	190,686
* #	Active Biotech AB	67,400	565,998
	Addtech AB Series B	52,700	640,860

11

*	Alfaskop AB	3,200	324
	Angpannefoereningen AB Series B	12,200	419,924
*	Anoto Group AB	238,833	642,107
	Aros Quality Group AB	12,200	195,711
*	Artimplant AB Series B	144,000	147,620
	Axfood AB	74,350	1,921,010
#	Axis AB	183,494	1,147,032
	Ballingslov International AB	20,900	418,269
	Beiger Electronics AB	13,300	205,683
	Beijer AB Series B	12,700	294,353
	Beijer Alma AB Series B	17,400	506,768
	Bergman & Beving AB Series B	60,400	1,007,114
	Biacore International AB	21,550	613,996
	Bilia AB Series A	116,725	2,491,019
#	Billerud AB	102,000	1,456,632
*	BioGaia AB Series B	38,000	107,983
*	Bong Ljungdahl AB	13,000	111,953
*	Boras Waefveri AB Series B	8,600	48,682
*	Boss Media AB	73,700	203,479
*	Capio AB	258,500	4,470,203
	Capona AB	25,400	400,981
	Cardo AB	55,700	1,650,376
	Castellum AB	94,000	3,935,244
#	Clas Ohlson AB Series B	69,300	1,260,269
	Cloetta AB Series B	22,250	636,607
	Concordia Maritime AB Series B	62,300	327,828
* #	Consilium AB Series B	12,746	77,915
	D. Carnegie & Co. AB	148,200	2,509,163
*	Doro AB Series A	400	1,315
*	Duroc AB Series B	2,700	10,056
	Elekta AB Series B	317,200	4,687,733
	Elverket Vallentuna AB	8,650	55,212
* #	Enea Data AB Series B	862,000	517,352
	Eniro AB	288,700	3,197,300
	Expanda AB	16,547	126,512
	Fabege AB	164,145	3,258,039
	Fagerhult AB	15,700	351,268
* #	Framtidsfabriken AB	2,586,000	316,558
	Geveko AB Series B	8,300	227,944
*	Glocalnet AB	253,500	128,053
	Gunnebo AB	87,800	961,873
*	Gunnebo Industrier AB	10,000	163,830
	Haldex AB	57,300	1,342,162
	Heba Fastighets AB Series B	13,500	238,792
	Hexagon AB	10,716	329,484
	Hiq International AB	104,889	600,307
	HL Display AB Series B	6,000	94,626
#	Hoganas AB Series B	46,400	982,206
*	IBS AB Series B	144,200	509,776
*	Industrial & Financial Systems AB Series B	356,600	502,561
*	Intentia International AB Series B	171,420	568,820
*	Intrum Justitia AB	163,100	1,429,913
*	Invik and Co. AB Series B	15,540	209,067
*	JM AB	78,000	4,349,847
*	Klippans Finpappersbruk AB	23,200	23,539

12

	Klovern AB	189,976	693,340
	Kungsleden AB	140,300	4,909,304
	Lagercrantz Group AB Series B	52,800	206,702
*	LB Icon AB	44,330	307,662
	Lennart Wallenstam Byggnads AB Class B	87,800	1,175,117
*	Lindex AB	182,800	2,101,619
	Ljungberg Gruppen AB Series B	3,800	98,885
*	Lundin Mining Corp.	4,322	79,449
*	Lundin Petroleum AB	90,000	993,164
*	Mandator AB	390,520	120,221
	Meda AB Series A	255,575	3,486,622
*	Medivir Series B	17,250	113,788
*	Micronic Laser Systems AB	105,400	1,521,947
*	Munters AB	50,050	1,489,455
	Naerkes Elektriska AB Series B	9,350	151,893
	NCC AB Series B	118,100	2,684,226
	Nefab AB	36,600	275,020
*	Net Insight AB Series B	869,000	255,907
	New Wave Group AB Series B	91,100	1,006,579
	Nibe Industrier AB	37,000	1,238,718
	Nobia AB	117,300	2,828,381
	Nolato AB Series B	55,040	548,896
	Observer AB	161,556	767,432
	OEM International AB Series B	12,400	266,507
* #	OMX AB	189,900	3,236,636
	Orc Software AB	30,900	269,166
*	Ortivus AB	27,507	121,602
	Partnertech AB	20,800	301,976
	PEAB AB Series B	125,200	1,668,097
*	Pergo AB	111,500	704,165
	Poolia AB Series B	22,150	116,413
	Prevas AB Series B	16,000	46,664
*	Pricer AB Series B	1,391,500	207,347
*	Proact It Group AB	29,000	103,989
*	Proffice AB	215,400	413,784
	Profilgruppen AB	4,000	41,846
	Protect Data AB	23,800	688,069
* #	PyroSequencing AB	51,940	69,049
#	Q-Med AB	34,000	1,211,442
* #	Readsoft AB Series B	48,800	171,896
	Rederi AB Transatlantic Series B	83,600	363,347
#	Rottneros Bruk AB	366,600	301,126
	Salus Ansvar AB Series B	15,900	68,818
	Sardus AB	11,200	122,401
*	Scribona AB Series A	40,100	112,504
*	Scribona AB Series B	110,300	310,599
*	Semcon AB	36,900	302,857
* #	Sigma AB Series B	25,800	42,043
*	Sintercast AB	11,800	137,082
*	Skanditek Industrifoervaltnings AB	156,975	844,817
	Skistar AB	94,800	1,177,042
*	Studsvik AB	18,300	452,396
	Sweco AB Series B	36,000	964,023
* #	Switchcore AB	185,784	16,198
*	Teleca AB Series B	140,000	742,271

13

*	Telelogic AB	593,200	1,445,275
* #	Teligent AB	39,200	146,935
*	Ticket Travel Group AB	37,152	87,711
	Trelleborg AB Series B	202,600	4,219,490
	TV 4 AB Series A	22,200	624,076
	Uniflex AB Series B	3,630	29,789
	VBG AB Series B	271	9,996
*	Vitrolife AB	41,500	143,538
*	Wedins Skor & Accessoarer AB	18,900	35,602
	Westergyllen AB Series B	9,400	97,402
*	Wihlborgs Fastigheter AB	32,829	905,515
	Wilh. Sonesson AB Series A	4,160	16,876
	Wilh. Sonesson AB Series B	4,160	16,452
#	WM-data AB Series B	1,005,800	2,958,207
	Xponcard Group AB	6,500	166,304
TOTAL COMMON STOCKS			107,343,601

RIGHTS/WARRANTS — (0.0%)
*	Wedins Skor & Accessoarer AB Rights 03/14/06	94,500	66,282

TOTAL — SWEDEN			107,409,883

NETHERLANDS — (7.0%)
COMMON STOCKS — (7.0%)
	Aalberts Industries NV	69,736	4,963,240
#	Accell Group NV	25,920	826,040
*	AFC Ajax NV	14,218	145,400
	Airspray NV	11,668	375,634
	Amsterdam Commodities NV	40,800	178,824
	Arcadis NV	56,380	2,098,031
* #	ASM International NV	120,396	2,233,360
*	Atag Group NV	4,630	1,601
	Athlon Holding NV	34,250	975,937
	Batenburg Beheer NV	3,000	173,278
*	Begemann Groep NV Series B	13,451	2,886
	Beter Bed Holding NV	17,455	829,710
	Boskalis Westminster NV	65,442	4,145,163
	Brunel International NV	62,641	1,738,805
	Buhrmann NV	252,113	4,224,111
	Crown Van Gelder NV	12,000	262,640
* #	Crucell NV	97,850	2,425,905
	DOCdata NV	19,890	167,916
*	Draka Holding NV	34,598	615,886
*	Econosto NV	32,113	147,088
	Eriks Group NV	23,084	969,585
#	Exact Holding NV	59,847	1,906,750
	Fornix Biosciences NV	15,164	417,173
	Gamma Holding NV	15,705	701,868
#	Getronics NV	386,446	5,247,256
	Grolsche NV	32,100	1,058,751
	Grontmij NV	9,753	806,286
* #	Hagemeyer NV	1,576,607	6,345,149
	Heijmans NV	69,723	3,322,860

14

*	Hitt NV	11,322	97,101
	ICT Automatisering NV	21,378	414,701
	Imtech NV	55,246	2,307,508
* #	Jetix Europe NV	126,362	2,500,614
	Kas Bank NV	42,888	1,098,633
* #	Kendrion NV	262,772	544,703
	Koninklijke Bam Groep NV	52,841	5,017,797
*	Koninklijke Frans Maas Groep NV	12,349	555,698
	Koninklijke Ten Cate NV	16,195	1,821,659
	Koninklijke Vopak NV	63,951	2,034,838
* #	Laurus NV	170,959	688,254
	MacIntosh NV	19,099	1,386,608
*	Magnus Holdings NV Series A	130,458	112,071
*	Maverix Capital NV	1,500	67,949
	Nederlandsche Apparatenfabriek NV	14,496	506,931
	Nutreco Holding NV	84,911	4,989,262
	Oce NV	247,116	4,275,106
	OPG Groep NV Series A	35,113	3,055,701
*	Ordina NV	93,974	1,883,352
* #	Pharming Group NV	196,392	913,495
*	Punch Technix NV	2,284	28,642
	Reesink NV	2,050	196,548
	Roto Smeets de Boer NV	3,062	166,059
*	Samas-Groep NV	55,332	576,030
*	Seagull Holding NV	6,767	24,245
* #	Semiconductor Industries NV	89,295	457,578
#	Sligro Food Group NV	47,787	2,075,984
	Smit Internationale NV	20,578	1,573,049
	Stern Groep NV	1,236	50,255
	Stork NV	86,944	4,961,868
	Telegraaf Media Groep NV	148,536	3,505,407
*	Textielgroep Twenthe NV	1,000	2,980
*	Tulip Computers NV	506,358	169,150
	Twentsche Kabel Holding NV	18,244	918,463
*	Unit 4 Agresso NV	36,020	621,774
	United Services Group NV	69,746	4,368,486
	Univar NV	47,480	2,493,317
#	Van der Moolen Holding NV	69,136	622,035
	Wegener Arcade NV	70,830	1,139,702

TOTAL — NETHERLANDS			105,530,686

ITALY — (6.6%)
COMMON STOCKS — (6.6%)
*	A.S. Roma SpA	29,265	17,971
	Acea SpA	163,000	1,863,126
	Acegas SpA	61,095	583,512
*	Actelios SpA	328,389	3,939,139
	Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)	324,161	2,242,731
#	Aem Torino SpA	507,240	1,381,052
	Aeroporto de Firenze SpA	15,813	275,193
*	Alitalia Linee Aeree Italiane SpA	123,532	186,767
	Amplifon SpA	37,663	2,866,334
	Astaldi SpA	157,471	1,063,670

15

	Azienda Mediterranea Gas e Acqua SpA	360,014	815,617
#	Banca Finnat Euramerica SpA	532,000	766,486
#	Banca Ifis SpA	35,228	509,097
	Banca Intermobiliare di Investimenti e Gestoni SpA	266,624	2,828,216
	Banca Popolare Dell’etruria e Del Lazio Scrl	162,995	3,070,794
	Banca Profilo SpA	227,476	647,885
#	Banco di Desio e della Brianza SpA	197,010	1,629,806
	Banco Piccolo Valellinese Scarl SpA	215,405	3,284,806
*	Beghelli SpA	369,001	289,377
	Benetton Group SpA	8,444	107,592
	Beni Stabili SpA, Roma	1,309,500	1,406,490
	Biesse SpA	52,858	585,760
	Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	9,675	423,114
	Brembo SpA	74,782	667,038
	Caltagirone Editore SpA	132,868	1,159,820
#	Caltagirone SpA	178,399	1,751,204
	CAMFIN (Cam Finanziaria) SpA	36,527	80,309
	Carraro SpA	36,982	157,293
	Cembre SpA	32,807	203,351
	Cementir Cementerie del Tirreno SpA	249,704	1,651,274
	Centrale del Latte di Torino & Co. SpA	13,397	69,845
	CIR SpA (Cie Industriale Riunite), Torino	591,100	1,770,988
*	Cirio Finanziaria SpA	175,000	36,299
	Class Editore SpA	83,868	160,773
*	Coats Cucirini SpA	30,000	64,791
*	Compagnia Immobiliare Azionaria SpA	44,000	9,288
	Credito Artigiano SpA	139,446	591,625
	Credito Bergamasco SpA	18,031	622,126
	Cremonini SpA	135,428	343,165
*	CSP International Industria Calze SpA	10,000	11,991
#	Danieli & C.Officine Meccaniche SpA	76,835	735,290
	Davide Campari - Milano SpA	275,990	2,210,440
	De Longhi SpA	145,669	461,717
* #	Ducati Motor Holding SpA	268,527	278,936
	Emak SpA	37,500	217,148
* #	EnerTad SpA	90,302	349,635
	Ergo Previdenza SpA	103,646	669,176
#	Esprinet SpA	52,401	893,333
#	Fiera Milano SpA	19,866	213,597
*	Fin.Part SpA	133,481	23,630
*	Finarte Casa d’Aste SpA (Milano)	56,266	50,975
* #	Finmatica SpA	35,900	97,532
	Gabetti Holding SpA	55,000	262,209
	Gefran SpA	26,849	174,160
* #	Gemina SpA	602,286	2,065,988
#	Gewiss SpA	221,700	1,493,375
*	Giovanni Crespi SpA	49,200	52,749
	Granitifiandre SpA	40,333	339,716
	Gruppo Ceramiche Ricchetti SpA	82,156	174,485
	I Grandi Viaggi SpA	84,715	169,245
*	Immobiliare Lombardia SpA	9,036,502	2,171,337
#	Immsi SpA	527,298	1,626,975
*	Impregilo SpA	943,116	4,038,431
	Industria Macchine Automatique SpA	33,671	404,963
	Industria Romagnola Conduttori Elettrici SpA	17,500	61,808

16

*	Intek SpA	296,998	233,150
	Interpump Group SpA	142,758	976,914
*	ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)	34,500	473,081
	Italmobiliare SpA	20,975	1,610,441
* #	Juventus Footbal Club SpA	117,000	190,963
	La Doria SpA	37,031	111,208
	Lavorwash SpA	25,065	84,821
	Linificio e Canapificio Nazionale SpA	43,140	168,989
	Maffei SpA	60,568	151,646
	Manifattura Lane Gaetano Marzotto & Figli SpA	138,000	596,525
#	Mariella Burani Fashion Group SpA	33,561	599,761
*	Meliorbanca SpA	162,323	687,741
#	Merloni Elettrodomestici SpA	155,000	1,939,311
	Mirato SpA	27,765	286,112
	Monrif SpA	177,521	270,763
*	Montefibre SpA	143,130	56,651
	Navigazione Montanari SpA	224,302	910,119
*	Negri Bossi SpA	13,700	25,918
*	NGP SpA	17,891	7,465
*	Olidata SpA	44,756	53,683
*	Opengate Group SpA	4,000	9,108
*	Pagnossin SpA	9,000	9,335
*	Partecipazioni Italiane SpA	41,062	13,902
	Permasteelisa SpA	58,252	1,052,992
#	Pininfarina SpA	31,285	1,159,511
	Pirelli & C.Real Estate SpA	9,600	593,667
#	Poligrafici Editoriale SpA	132,000	256,339
	Premafin Finanziaria SpA Holding di Partecipazioni	443,890	1,300,501
	Premuda SpA	189,179	386,438
*	Ratti SpA	112,201	72,612
	Recordati SpA	234,576	1,735,919
*	Reno de Medici SpA	506,943	456,805
*	Richard-Ginori 1735 SpA	140,800	82,588
	Risanamento Napoli SpA	304,043	1,716,158
	Sabaf SpA	20,348	512,128
	SAES Getters SpA	19,275	528,205
*	Schiapparelli 1824 SpA, Milano	1,322,152	80,962
* #	Seat Pagine Gialle SpA, Torino	2,990,238	1,517,448
	Sirti SpA	29,967	80,984
	SISA (Societa Imballaggi Speciali Asti SpA)	72,500	224,530
*	SNIA SpA	227,590	21,880
* #	Societa Partecipazioni Finanziarie SpA	522,746	469,740
#	Societe Cattolica di Assicurazoni Scarl SpA	27,170	1,551,191
#	Socotherm SpA	34,568	473,293
	Sogefi SpA	208,712	1,361,058
	Sol SpA	170,478	962,273
* #	Sorin SpA	452,327	868,505
*	STA Metallurgica Italiana SpA	282,640	141,034
	Stefanel SpA	54,400	250,732
#	Targetti Sankey SpA	14,500	82,847
*	Tecnodiffusione Italia SpA	3,332	7,944
* #	Tiscali SpA	684,741	2,016,294
	Tod’s Group SpA	30,476	2,228,324
	Trevi-Finanziaria Industriale SpA	72,008	440,167
*	Valentino Fashion Group SpA	143,000	3,829,208

17

*	Vemer Siber Group SpA	154,649	68,298
*	Viaggi del Ventaglio SpA	76,446	82,854
	Vianini Industria SpA	52,520	203,521
	Vianini Lavori SpA	180,752	1,950,002
#	Vittoria Assicurazioni SpA	54,861	730,836
*	Zucchi (Vincenzo) SpA	144,350	490,511

TOTAL — ITALY			98,828,471

GREECE — (4.3%)
COMMON STOCKS — (4.3%)
*	A. Cambas Holding & Real Estate S.A.	63,357	168,559
	A. Kalpinis - N. Simos Steel Service Center	12,432	47,445
*	Aegek S.A.	143,725	289,576
*	Agrotiki Insurance S.A.	34,455	229,743
	Alco Hellas ABEE S.A.	38,730	78,546
*	Alfa Alfa Energy S.A.	3,810	6,313
*	Alfa-Beta Vassilopoulos S.A.	17,022	249,271
*	Alisida S.A.	2,160	6,314
	Allatini Industrial & Commercial Co. S.A.	24,130	43,568
*	Alte Technological Co. S.A.	85,048	8,100
*	Altec Information & Communication Systems S.A.	80,278	221,568
	Alumil Milonas S.A.	27,516	111,839
*	Aluminum of Attica S.A.	104,982	23,778
	Anek Lines S.A.	171,271	341,285
	Arcadia Metal Industry C. Rokas S.A.	32,369	546,483
	AS Co. S.A.	25,370	36,208
*	Aspis Bank S.A.	115,344	628,134
*	Aspis Pronia General Insurance S.A.	87,120	131,261
*	Astir Palace Vouliagmenis S.A.	67,240	638,938
	Athens Medical Center S.A.	112,364	422,917
	Athens Water Supply & Sewage Co. S.A.	53,245	531,319
	Atlantic Super Market S.A.	35,080	102,501
	Attica Holdings S.A.	180,924	955,061
	Attica Publications S.A.	16,674	67,212
	Atti-Kat S.A.	147,934	157,280
	Autohellas S.A.	62,330	326,068
	Babis Vovos S.A.	50,982	1,034,468
*	Balafas Construction Holdings S.A.	15,200	3,443
*	Bank of Attica S.A.	115,721	903,174
	Bank of Greece	43,172	5,864,469
	Benrubi S.A.	11,121	58,352
	Betanet S.A.	11,220	49,501
*	Bitros Holdings S.A.	19,302	51,155
	Blue Star Maritime S.A.	168,190	469,737
	Byte Computers S.A.	22,730	62,540
	Chipita S.A.	94,032	444,463
*	Compucon Computer Applications S.A.	11,260	6,117
	Computer Peripherals International S.A.	9,110	10,452
	Cyclon Hellas S.A	46,081	60,668
	Daios Plastics S.A.	16,350	99,429
	Delta Holdings S.A.	73,427	1,145,136
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	85,140	300,819
	Dionic S.A.	13,336	12,748

18

	Domiki Krittis S.A.	17,730	16,208
*	Dromeas S.A.	5,200	8,989
*	Dynamic Life S.A.	16,440	10,583
	Edrasi Psalllidas Technical Co. S.A.	31,108	44,398
	Egnatia Bank S.A.	161,747	1,155,460
	El. D. Mouzakis S.A.	31,653	29,888
	Elais Oleaginous Production S.A.	16,707	436,154
*	Elbisco Holding S.A.	56,000	297,488
	Elektrak S.A.	20,450	50,332
	Elektroniki of Athens S.A.	21,560	101,615
*	Elephant S.A.	26,310	2,508
	Elgeka S.A.	18,590	66,776
	Elmec Sport S.A.	75,336	181,582
*	Elton S.A.	41,940	53,641
*	Empedos S.A.	15,974	1,523
	ETEM S.A. Light Metals Industry	54,762	142,318
*	Ethniki General Insurance Co. S.A.	178,148	1,555,825
*	Etma Rayon S.A.	11,242	23,313
*	Euro Reliance General Insurance Co. S.A.	14,830	34,306
	Eurodrip S.A.	46,480	85,145
	Euromedica S.A.	50,540	340,608
*	European Technical S.A.	32,750	8,979
	Everest S.A.	30,730	67,681
	Evrofarma S.A.	21,460	46,171
	F.G. Europe SA Common Registered Shares	4,536	16,349
*	Fanco S.A.	10,110	3,321
*	Forthnet S.A.	30,770	351,214
	Fourlis S.A.	78,800	1,021,692
	Frigoglass S.A.	65,530	835,454
	G.Polyhronos S.A.	10,580	14,009
	Galaxidi Fish S.A.	12,940	14,155
	General Commercial & Industry SA	24,060	24,636
*	Geniki Bank	82,984	1,223,257
	Germanos S.A.	162,850	3,404,818
	Goody’s S.A.	17,740	255,424
*	Gregorys Mikrogeumata S.A.	17,620	21,425
	Halkor S.A.	167,356	652,255
	Hatziioannou S.A.	44,200	51,277
	Hellas Can Packaging Manufacturers S.A.	27,902	243,439
*	Hellenic Cables S.A.	47,656	128,714
	Hellenic Duty Free Shops S.A.	80,020	1,490,983
	Hellenic Fabrics S.A.	22,050	83,734
	Hellenic Sugar Industry S.A.	35,750	188,244
	Hellenic Technodomiki S.A.	439,219	3,791,066
	Heracles General Cement Co.	93,293	1,420,249
	Hermes Real Estate S.A.	101,554	838,142
*	Hippotour S.A.	13,891	12,566
	Hyatt Regency S.A.	130,260	1,732,417
	Iaso S.A.	131,810	686,218
	Iktinos Hellas S.A.	6,500	12,352
	Inform P. Lykos S.A.	24,710	149,871
*	Informatics S.A.	3,778	1,388
*	Intersat S.A.	19,392	8,091
	Intertech S.A.	12,236	44,736
	Intracom Constructions S.A.	76,220	108,698

19

	Intracom S.A.	278,176	2,036,702
*	Ionian Hotel Enterprises S.A.	16,754	199,409
*	Ipirotiki Software & Publications S.A.	22,110	51,199
*	J Boutaris & Son Holding S.A.	48,870	43,954
	J&P-Avax S.A.	126,316	749,601
*	Karatzis S.A.	26,110	55,923
	Karelia Tobacco Co., Inc. S.A.	2,750	414,677
	Kathimerini S.A.	21,240	164,624
	Katselis Sons S.A.	29,920	138,723
	Kego S.A.	32,045	57,105
*	Kekrops S.A.	4,254	92,721
*	Keramia-Allatini S.A. Industrielle Commerciale & Technique	10,368	9,977
*	Klonatex Group S.A. Bearer Shares	20,351	22,926
	Kordellou Brothers S.A.	12,300	20,750
	Lambrakis Press S.A.	118,587	544,857
	Lampsa Hotel Co.	39,501	314,776
*	Lan-Net S.A.	78,697	148,449
	Lavipharm S.A.	61,764	82,765
	Lazarides Vineyards S.A.	18,326	27,721
*	Logic Dis S.A.	155,650	134,812
*	Loulis Mills S.A.	26,122	98,560
	Mailis (M.J.) S.A.	113,544	482,203
*	Maritime Company of Lesvos S.A.	181,609	271,218
*	Maxim S.A.	16,360	5,174
	Medicon Hellas S.A.	2,860	15,744
*	Mesochoritis Bros. Construction Co. S.A.	23,700	15,380
	Metka S.A.	64,440	721,962
	Michaniki S.A.	123,415	378,291
	Minerva Knitwear SA	5,140	10,833
	Minoan Lines S.A.	179,999	758,554
	MLS Multimedia S.A.	8,300	10,729
	Mochlos S.A.	196,609	74,598
*	Multirama S.A.	10,990	94,316
	Mytilineos Holdings S.A.	83,930	2,556,205
	N. Levederis S.A.	8,355	11,474
	N.B.G. Real Estate Development Co.	163,170	1,093,753
*	Naoussa Spinning Mills S.A.	76,407	21,612
	Naytemporiki S.A.	26,080	50,903
	Neochimiki Lv Lavrentiadis S.A.	70,050	718,572
*	Neorion-Syro’s Shipyards S.A.	27,210	48,351
	Newsphone Hellas Audiotex S.A.	55,010	259,604
*	Nexans Hellas S.A.	3,003	8,552
	Nikas S.A.	34,147	227,983
	Notos Com.Holdings S.A.	99,854	430,434
	Pantechniki S.A.	66,020	231,528
*	Pegasus Publishing & Printing S.A.	58,590	161,262
	Persefs S.A. Health Care	23,592	20,394
	Petros Petropoulos S.A.	7,360	43,465
*	Petzetakis S.A.	40,610	104,138
*	Pilias S.A.	51,792	31,054
	Pipeworks L. Girakian Profil S.A.	11,730	17,627
	Piraeus Leasing S.A.	5,765	44,126
*	Prodeftiki Technical Co.	32,257	10,663
*	Promota Hellas S.A.	8,860	2,425
	Rilken S.A.	1,982	13,031

20

*	Sanyo Hellas S.A.	118,401	196,209
	Sarantis S.A.	54,030	559,854
	Sato S.A.	37,134	63,819
*	Selected Textile Industry Assoc. S.A.	70,159	70,621
	Sfakianakis S.A.	13,390	92,239
*	Sheet Steel S.A.	25,850	11,719
*	Shelman Hellenic-Swiss Wood S.A.	38,042	88,972
	Silver and Baryte Ores Mining Co. S.A.	42,861	570,568
	Spyroy Agricultural House S.A.	40,278	70,637
*	Stabilton S.A.	27,530	2,625
	Technical Olympic S.A.	238,420	1,533,021
*	Technodomi M.Travlos Br. Com. & Constr. Co. S.A.	13,910	3,482
	Teletypos S.A. Mega Channel	40,647	286,985
	Terna Tourist Technical & Maritime S.A.	79,880	993,816
*	Themeliodomi S.A.	37,422	16,456
	Thrace Plastics Co. S.A.	59,640	127,665
	Uncle Stathis S.A.	18,548	147,765
	Unisystems S.A.	58,670	162,221
	Vardas S.A.	13,780	40,084
*	Varvaressos S.A. European Spinning Mills	7,200	4,429
*	Veterin S.A.	18,984	33,375
	Viohalco S.A.	359,185	3,957,998
	Vioter S.A.	80,590	136,688
*	Vis Container Manufacturing Co.	4,259	14,136
*	Zampa S.A.	830	10,007
TOTAL COMMON STOCKS			64,089,423

PREFERRED STOCKS — (0.0%)
	Egnatia Bank S.A.	3,196	17,875

TOTAL — GREECE			64,107,298

FINLAND — (4.2%)
COMMON STOCKS — (4.2%)
	Alandsbanken AB Series B	10,890	324,572
*	Aldata Solutions Oyj	152,035	416,777
	Amanda Capital Oyj	36,120	122,109
	Amer Group Oyj Series A	207,210	4,332,577
	Aspo Oyj	42,300	378,705
	Aspocomp Group Oyj	25,476	103,016
	Basware Oyj	15,250	248,781
*	Benefon Oyj	270,600	96,669
*	Biotie Therapies Oyj	72,754	48,570
	Capman Oyj Series B	12,485	45,621
*	Componenta Oyj	14,200	96,405
	Comptel Oyj	195,091	383,122
*	Efore Oyj	82,940	178,646
	Elcoteq Network Oyj	52,010	1,148,550
	Elektrobit Group Oyj	146,020	405,315
*	eQ Oyj	80,300	338,498
	Etteplan Oyj	6,000	40,217
*	Evox Rifa Group Oyj	189,210	18,062
	Finnair Oyj	137,950	2,160,893

21

	Finnlines Oyj	78,360	1,494,727
	Fiskars Oyj AB Series A	89,628	1,124,954
*	F-Secure Oyj	330,478	1,227,537
	HK Ruokatalo Oyj Series A	52,760	626,081
	Honkarakenne Oyj Series B	3,030	20,193
	Huhtamaki Oyj	224,500	4,159,953
	Ilkka-Yhtyma Oyj	19,360	297,603
*	Incap Oyj	28,500	69,622
*	J.W. Suominen Yhtyma Oyj	17,955	76,162
	Jaakko Poyry Group Oyj	33,710	1,404,702
	Julius Tallberg-Kiinteistoet Oyj, Helsinki Series B	4,500	73,224
	KCI Konecranes International Oyj	63,950	4,030,840
#	Kemira GrowHow Oyj	25,160	182,251
	Kemira Oyj	153,500	2,656,555
	Laennen Tehtaat Oyj	9,270	237,519
	Lassila & Tikanoja Oyj	82,876	1,595,783
	Lemminkainen Oyj	27,450	1,273,793
	Leo Longlife Oyj	12,330	76,281
	Martela Oyj	1,060	9,709
	Metsaemarkka Oyj Series B	10,132	105,906
	M-Real Oyj Series B	333,500	1,673,104
	New Kyro Corp. Oyj	91,340	489,444
	Nokian Renkaat Oyj	160,500	2,554,088
	Nordic Aluminium Oyj	2,900	57,892
*	Okmetic Oyj	24,204	62,869
	Okobank Class A	101,080	1,700,584
	Olvi Oyj Series A	10,720	357,905
	Orion-Yhtyma Oyj Series A	26,000	557,795
	Orion-Yhtyma Oyj Series B	16,000	344,611
	Perlos Oyj	102,311	832,295
	PK Cables Oyj	33,990	484,299
*	Pmj Automec Oyj	56,110	65,529
	Ponsse Oyj	33,080	1,118,045
*	Proha Oyj	82,532	36,332
	Raisio Group P.L.C. Series V	375,423	975,943
	Rakentajain Koneuokrammo Oyj	26,660	428,444
	Ramirent Oyj	64,840	1,981,113
#	Rapala VMC Oyj	82,640	644,368
	Raute Oyj Series A	6,790	131,334
	Rocla Oyj	8,400	133,301
*	Satama Interactive Oyj	87,200	102,761
#	Scanfil Oyj	94,279	404,528
	Sponda Oyj	118,111	1,203,392
	SSH Communications Oyj	66,050	121,611
	Stockmann Oyj AB	35,240	1,385,694
	Stockmann Oyj Abp Series B	53,350	2,098,730
*	Stonesoft Corp.	49,279	25,852
	SysOpen Digia Oyj	35,670	195,537
	Talentum Oyj	101,000	514,232
*	Tecnomen Holding Oyj	136,170	473,714
	Teleste Corp. Oyi	37,099	380,014
	Tieto-X Oyj	15,100	78,989
	Tulikivi Oyj	13,760	197,567
	Turkistuottajat Oyj	7,090	79,130
	Uponor Oyj Series A	192,000	5,024,525

22

	Vacon Oyj	32,437	833,746
	Vaisala Oyj Series A	25,150	821,267
*	Viking Line AB	10,710	300,114
	Wartsila Corp. Oyj Series B	35,000	1,275,435
	YIT-Yhtyma Oyj	30,500	1,547,490

TOTAL — FINLAND			63,324,123

NORWAY — (4.2%)
COMMON STOCKS — (4.2%)
* #	Acta Holding ASA	364,000	1,473,212
	Aker Yards ASA	28,121	1,662,166
	Aktiv Kapital ASA	57,017	935,069
	Arendals Fosse Kompani ASA	100	14,709
*	Birdstep Technology ASA	50,000	87,178
*	Blom ASA	48,367	224,235
	Bonheur ASA	16,850	1,704,881
*	Consorte Group ASA	30,000	39,563
*	Corrocean ASA	63,321	36,635
	Det Norske Oljeselskap ASA	422,076	2,810,559
	DOF ASA	112,506	681,667
#	EDB Elektronisk Data Behandling ASA	149,417	1,173,918
	Ekornes ASA	56,490	1,105,930
* #	Eltek ASA	77,442	1,151,808
	Expert ASA	49,850	589,732
*	Fara ASA	56,000	21,162
	Farstad Shipping ASA	60,790	839,781
* #	Fast Search & Transfer ASA	402,000	1,327,017
* #	Fjord Seafood ASA	1,525,483	1,520,110
	Ganger Rolf ASA	12,090	1,158,164
	Gresvig ASA	4,590	30,569
	Home Invest ASA	15,077	0
*	Ignis ASA	934,282	137,455
*	Independent Oil Tools ASA	75,603	32,491
	Itera Consulting Group ASA	148,000	91,585
	Kongsberg Gruppen ASA	49,500	985,977
*	Kverneland ASA	23,108	256,748
#	Leroy Seafood Group ASA	59,000	803,556
* #	Merkantildata ASA	355,521	176,420
	Natural ASA	10,143	42,507
* #	Nera ASA	315,753	682,312
*	Nordic Semiconductor ASA	51,200	481,721
*	Northern Offshore, Ltd.	513,400	273,979
*	Ocean Rig ASA	250,131	3,224,947
	Odfjell ASA Series A	91,700	1,640,956
	Olav Thon Eiendomsselskap ASA	11,190	938,542
* #	Opticom ASA	16,200	355,010
*	Otrum ASA	17,800	63,183
	P4 Radio Hele Norge ASA	32,200	126,165
* #	Petrolia Drilling ASA	650,000	340,625
* #	Photocure ASA	33,362	251,890
	Prosafe ASA	88,380	4,384,628
*	Q-Free ASA	56,000	140,914
	Rieber and Son ASA Series A	72,054	550,699

23

*	Scana Industrier ASA	222,423	153,468
* #	Sinvest ASA	140,520	2,156,639
* #	Software Innovation ASA	39,943	147,640
	Solstad Offshore ASA	59,900	852,360
*	Sparebanken Midt-Norge	130,450	1,574,371
#	Steen and Stroem ASA	19,512	724,213
*	Synnove Finden ASA	16,200	73,255
#	Tandberg ASA Series A	217,280	1,675,431
*	Tandberg Data ASA	122,130	158,392
*	Tandberg Storage ASA	48,450	37,269
* #	Tandberg Television ASA	253,830	4,480,271
*	Telecomputing ASA	72,463	178,262
*	Tgs-Nopec Geophysical Co. ASA	79,110	4,456,883
#	Tomra Systems ASA	616,328	4,891,710
*	TTS Marine ASA	29,000	139,671
*	Tybring-Gjed ASA	585,146	692,422
	Veidekke ASA	54,646	1,954,953
	Visma ASA	80,193	1,245,224
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,800	2,036,696

TOTAL — NORWAY			62,199,505

SPAIN — (3.9%)
COMMON STOCKS — (3.9%)
	Abengoa SA	92,728	2,203,145
	Adolfo Dominguez SA	10,708	441,319
* #	Amper SA	56,800	549,512
* #	Avanzit SA	17,275	53,720
* #	Azkoyen SA	54,599	455,293
#	Banco de Andalucia SA	9,800	1,056,579
	Banco de Credito Balear SA	35,424	1,087,883
#	Banco Guipuzcoano SA	106,444	3,155,739
*	Baron de Ley SA	7,980	425,384
	Bodegas Riojanas SA	3,373	38,233
	CAF (Construcciones y Auxiliar de Ferrocarriles SA)	7,500	878,707
#	Campofrio Alimentacion SA	92,800	1,597,635
	Cementos Portland SA	16,881	1,589,169
	Compania de Distribucion Integral Logista SA	29,600	1,588,490
	Compania Vinicola del Norte de Espana SA	15,600	241,971
	Coporacion Financiera Reunida SA	21,703	350,422
*	Dogi International Fabrics SA	20,913	105,943
	Duro Felguera SA	25,284	705,288
	Electnor SA	91,500	2,615,984
*	Ercros SA	1,103,370	1,103,930
*	Espanola del Zinc SA	29,250	64,159
*	Estacionamientos Urbanos SA	4,200	0
#	Europistas Concesionaria Espanola SA	199,931	1,215,979
#	Faes Farma SA	101,818	2,265,692
*	Federico Partenina SA	1,190	13,195
	Funespana SA	19,671	215,703
	Grupo Catalana Occidente SA	22,301	2,756,512
	Grupo Empresarial Ence SA	45,251	1,564,208
	Hullas del Coto Cortes SA	8,666	111,399
	Iberpapel Gestion SA	24,657	535,283

24

	Inbesos SA	8,050	123,849
	Indo Internacional SA	37,172	354,327
	Inmobiliaria del Sur SA	457	99,151
	Inmobiliaria Urbis SA	80,282	1,718,057
*	Inmobiopres Holding SA	15,750	17,837
	Lingotes Especiales SA	22,080	236,358
* #	LSB (La Seda de Barcelona SA) Series B	185,249	536,271
* #	Mecalux SA	38,087	1,135,067
	Miquel y Costas y Miquel SA	8,512	277,495
	Natra SA	51,412	482,154
*	Natraceutical SA	384,137	618,268
*	Nicolas Correa SA	15,750	96,881
	Obrascon Huarte Lain SA	95,449	1,945,704
	Pescanova SA	26,443	985,004
	Prim SA	20,746	432,035
	Prosegur Cia de Seguridad SA	58,221	1,456,708
* #	Service Point Solutions SA	28,674	112,966
*	Service Point Solutions SA	716	2,821
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	121,667	646,004
#	Sol Melia SA	112,700	1,675,560
#	SOS Cuetara SA	225,440	2,993,210
	Tavex Algodonera SA	57,225	209,868
*	Tecnocom Telecomunicaciones y Energia SA	30,594	273,414
#	Tele Pizza SA	479,353	1,188,333
	Tubacex SA	354,371	1,862,342
	Tubos Reunidos SA	87,816	1,220,707
	Unipapel SA	44,264	1,024,060
#	Uralita SA	338,493	1,714,436
* #	Urbanizaciones y Transportes SA	31,069	113,372
*	Urbanizaciones y Transportes SA Issue 06	52,522	191,655
	Vidrala SA, Alava	47,040	1,046,231
	Viscofan Industria Navarra de Envolturas Celulosicas SA	114,992	1,555,366
#	Zeltia SA	416,035	2,883,918
TOTAL COMMON STOCKS			58,215,905

RIGHTS/WARRANTS — (0.0%)
*	Service Point Solutions SA Bonus Rights 02/20/06	34	4

TOTAL — SPAIN			58,215,909

DENMARK — (3.3%)
COMMON STOCKS — (3.3%)
*	Alk-Abello A.S.	15,055	1,799,077
*	Almindelig Brand A.S.	28,360	1,454,289
	Amagerbanken A.S.	4,754	1,344,678
	Ambu International A.S. Series B	7,460	135,940
#	Amtssparekassen Fyn A.S.	2,343	558,165
	Arkil Holdings A.S. Series B	270	45,285
*	Auriga Industries A.S. Series B	29,250	896,547
#	Bang & Olufsen Holding A.S. Series B	26,387	3,138,722
* #	Bavarian Nordic A.S.	4,930	393,500
*	Brodrene Hartmann A.S. Series B	5,865	155,114
*	Brondbyernes I.F. Fodbold A.S. Series B	5,800	80,091

25

	Bryggerigruppen A.S.	8,515	897,478
	Dalhoff, Larsen & Hornemann A.S. Series B	2,020	367,667
#	Dampskibsselskabet Torm A.S.	49,460	2,405,135
	Dantherm Holding A.S.	9,100	183,096
	Danware A.S.	5,185	103,019
*	Denka Holding A.S.	375	109,975
	DFDS A.S., Copenhagen	11,760	742,433
	DiskontoBanken A.S.	1,433	439,485
#	East Asiatic Co., Ltd.	37,723	3,771,133
	Edb Gruppen A.S.	4,580	208,467
#	FLSmidth & Co. A.S.	73,180	2,294,793
#	Fluegger A.S. Series B	3,288	370,274
#	Forstaedernes Bank A.S.	9,672	1,228,575
*	Genmab A.S.	50,629	1,466,106
*	Glostrup Plade Vaerksted Industri A.S.	1,700	69,465
	Glunz & Jensen A.S.	2,870	37,814
#	H&H International A.S. Series B	1,140	238,607
*	Hadsten Bank A.S.	555	134,730
	Harboes Bryggeri A.S.	5,750	211,325
	Hedegaard (Peder P.) A.S.	660	66,440
	Hojgaard Holding A.S. Series B	2,500	116,327
* #	IC Co. A.S.	3,510	193,865
*	Incentive A.S.	3,575	10,566
*	ITH Industri Invest A.S.	3,600	113,656
#	Kjobenhavns Sommer Tivoli A.S.	580	312,740
	Lan & Spar Bank A.S.	3,800	220,921
*	Lastas A.S. Series B	4,600	72,637
	Lollands Bank A.S.	750	46,718
*	Maconomy A.S.	6,000	10,644
*	Neurosearch A.S.	9,160	265,646
	NKT Holding A.S.	46,745	2,365,185
	Nordjyske Bank A.S.	1,725	424,589
#	Norresundby Bank A.S.	535	277,846
*	NTR Holdings A.S.	2,530	43,081
	Oestjydsk Bank	1,350	219,857
	Per Aarsleff A.S. Series B	2,645	195,194
*	Pharmexa A.S.	49,340	191,498
#	Ringkjobing Bank A.S.	3,170	385,123
	Ringkjobing Landbobank	2,890	1,743,865
	Roblon A.S. Series B	400	44,092
	Rockwool A.S.	24,520	2,498,450
* #	RTX Telecom A.S.	11,800	232,602
	Salling Bank A.S.	750	96,386
	Sanistal A.S. Series B	2,686	334,220
* #	SAS Danmark A.S.	34,300	462,770
	Satair A.S.	5,325	216,741
	Schouw & Co. A.S.	17,785	800,608
*	SDC Dandisc A.S.	6,000	58,560
	Simcorp A.S.	9,040	1,177,097
	Sjaelso Gruppen A.S.	3,888	1,433,334
	SKAKO Industries A.S.	3,130	137,783
	Skjern Bank A.S.	2,230	252,111
*	Sondagsavisen A.S.	32,665	401,831
#	Spar Nord Bank A.S.	8,430	1,427,215
	Sparbank Vest A.S.	7,985	548,499

26

	Sparekassen Faaborg A.S.	661	337,269
#	Sydbank A.S.	81,720	2,401,676
#	Thrane & Thrane A.S.	5,258	211,672
*	TK Development A.S.	54,956	474,226
*	Topdanmark A.S.	28,300	2,862,252
	Treka A.S.	8,498	224,102
	Vestfyns Bank A.S.	340	55,884
	Vestjysk Bank A.S.	12,995	587,611

TOTAL — DENMARK			49,834,374

BELGIUM — (3.2%)
COMMON STOCKS — (3.2%)
*	Abfin SA	2,560	0
	Ackermans & Van Haaren SA	67,862	4,183,399
* #	Arinso International NV	14,739	309,188
	Associated Weavers International	5,057	43,996
	Banque Nationale de Belgique	710	2,709,805
	Barco NV	34,766	2,915,757
	Bekaert SA	41,401	4,252,461
	Brantano NV	3,388	200,606
#	Brederode SA	12,180	404,880
	Carrieres Unies Porphyre	45	102,667
	CFE (Compagnie Francois d’Entreprises)	2,080	1,983,146
	Cofinimmo SA	17,021	2,698,249
	Commerciale de Brasserie SA COBRHA	115	209,145
*	Compagnie Du Bois Sauvage SA	87	27,388
	Compagnie Maritime Belge SA	52,684	1,706,641
	Cumerio	9,586	244,871
#	Deceuninck SA	63,700	2,048,173
	D’Ieteren SA	8,682	2,606,339
	Distrigaz	57	271,957
	Dolmen Computer Applications NV	13,340	174,155
#	Duvel Moorgat NV	6,624	277,650
*	Econocom Group SA	30,534	238,448
	Euronav SA	41,185	1,196,068
	EVS Broadcast Equipment SA	5,500	251,451
#	Exmar NV	10,515	1,203,576
	Floridienne NV	2,033	184,422
*	ICOS Vision Systems Corp. NV	18,618	918,420
*	Image Recognition Integrated Systems Group SA	2,582	130,893
*	Immobel (Cie Immobiliere de Belgique SA)	7,036	340,438
*	Innogenetics NV	56,493	798,730
*	Integrated Production & Test Engineering NV	8,030	59,299
*	International Brachtherapy SA	16,544	173,543
*	Ion Beam Application SA	42,233	447,856
	Ipso-Ilg SA	11,877	107,979
	Kinepolis	5,020	168,747
	Lotus Bakeries NV	897	157,520
	Melexis NV	58,750	895,871
	Nord-Sumatra Investissements SA	650	521,520
	Omega Pharma SA	59,835	3,240,430
*	Option NV	18,354	1,859,006
*	Papeteries Catala SA	315	37,964

27

	Picanol	16,120	280,739
	Quick Restaurants SA	24,780	709,725
*	Real Software SA	55,542	23,184
	Recticel SA	42,671	386,661
*	Resilux NV	2,623	109,507
	Rosier SA	655	100,581
	Roularta Media Group NV	9,837	606,838
	Sapec SA	3,635	409,500
*	Sapec SA VVPR	75	313
#	Sioen Industries NV	34,518	369,465
	SIPEF (Societe Internationale de Plantations & de Finance), Anvers	1,685	377,950
	Societe Anonyme Des Glaces de Moustier-sur-Sambre	13,370	740,759
*	Spector Photo Group SA	5,408	10,493
*	Systemat Datarelay SA	14,672	109,371
	Ter Beke NV	2,281	176,840
	Tessenderlo Chemie NV	57,240	2,017,369
	Unibra SA	1,600	205,768
#	Van De Velde NV	3,266	703,617
	VPK Packaging Group SA	8,058	278,643
	Warehouses De Pauw SCA	10,753	564,349
*	Zenitel	20,197	85,479

TOTAL — BELGIUM			48,569,805

IRELAND — (3.0%)
COMMON STOCKS — (3.0%)
	Abbey P.L.C.	72,434	898,280
*	Aminex P.L.C.	317,183	177,471
*	Ardagh P.L.C.	14,262	66,306
*	Datalex P.L.C.	187,552	183,411
	DCC P.L.C.	257,320	5,862,156
	Donegal Creameries P.L.C.	26,085	133,718
*	Dragon Oil P.L.C.	1,246,761	4,782,126
	FBD Holdings P.L.C.	126,910	6,154,422
	Fyffes P.L.C.	897,420	2,244,119
	Glanbia P.L.C.	480,028	1,573,520
	Greencore Group P.L.C.	492,631	2,019,135
*	Horizon Technology Group P.L.C.	192,036	279,535
	IAWS Group P.L.C.	331,050	5,524,588
	IFG Group P.L.C.	182,133	408,159
	Independent News & Media P.L.C.	645,069	2,053,242
*	Iona Technologies P.L.C.	53,750	188,505
	Irish Intercontental Group P.L.C.	66,793	915,158
*	IWP International P.L.C.	39,611	2,125
*	Kenmare Resources P.L.C.	1,617,323	1,291,318
	Kingspan Group P.L.C.	185,024	2,671,882
	McInerney Holdings P.L.C.	92,608	1,385,883
	Paddy Power P.L.C.	123,744	1,953,018
	Qualceram Shires P.L.C.	40,136	58,372
	Readymix P.L.C.	215,799	578,975
	United Drug P.L.C.	695,028	3,171,811
*	Waterford Wedgwood P.L.C.	4,245,426	268,230

TOTAL — IRELAND			44,845,465

28

AUSTRIA — (2.4%)
COMMON STOCKS — (2.4%)
*	Admiral Sportwetten AG	3,905	77,925
	Agrana Beteiligungs AG	12,192	1,133,735
	Andritz AG	27,387	3,542,545
	Austria Email AG	715	3,387
* #	Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft AG	42,784	427,859
	Bank Fuer Kaernten und Steiermark AG	520	60,315
* #	Betandwin.com Interactive Entertainment AG	40,984	4,764,995
	Boehler-Uddeholm AG	26,152	4,906,146
	BWT AG	24,819	745,964
*	CA Immobilien Anlagen AG	134,542	3,409,248
*	Christ Water Techology AG	24,819	278,114
	Constantia-Verpackungen AG	21,263	967,963
* #	Conwert Immobilien Invest AG	54,426	976,618
*	Demeter Vermoegensverwaltung	15,000	0
*	Eybl International AG	3,191	67,359
	Flughafen Wien AG	32,850	2,649,380
	Frauenthal Holding AG	977	296,796
	Lenzing AG	3,948	871,010
	Manner (Josef) & Co. AG	870	48,745
	Mayr-Melnhof Karton AG	11,760	1,730,635
	Oberbank AG	7,077	729,770
	Palfinger AG	11,176	847,560
* #	RHI AG	65,590	1,870,995
	Rosenbauer International AG	2,134	162,240
*	S&T System Integration & Technology Distribution AG	5,233	169,723
	Schoeller-Bleckmann Oilfield Equipment AG	23,403	752,794
*	Sparkassen Immobilien AG	56,326	587,623
	Ubm Realitaetenentwicklung AG	1,440	84,160
	Uniqa Versicherungen AG	88,000	2,873,713
*	Wolford AG	4,900	120,943

TOTAL — AUSTRIA			35,158,260

PORTUGAL — (0.9%)
COMMON STOCKS — (0.9%)
	Cin Corporacao Industrial do Norte SA	1,000	6,205
	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	194,100	351,823
*	Fibras Sinteticas de Portugal SA	195,903	44,944
	Finibanco Holdings SGPS SA	114,960	323,368
*	Gescartao SGPS SA	28,003	450,512
	Ibersol SGPS SA	20,401	169,883
*	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,155,564
*	Investimentos Participacoes e Gestao SA Inapa	43,702	169,363
	Jeronimo Martins SGPS SA	170,757	2,778,784
	Mota-Engil SGPS SA	302,687	1,447,195
* #	Novabase SGPS	56,005	433,907
* #	ParaRede SGPS SA	485,790	161,926
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,191,243

29

	Sag Gest - Solucoes Automovel Globais SGPS SA	235,500	483,018
	Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA	54,900	294,507
*	Sociedade Construcoes Soares da Costa SA	32,578	75,721
#	Sociedade de Investimento e Gestao SGPS SA	160,396	1,592,545
* #	Sonaecom SGPS SA	328,511	1,653,783
*	Sporting Sociedad Desportiva de Futebol SAD	23,339	75,433
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	131,988
	Teixeira Duarte Engenharia e Construcoes SA	609,000	1,082,119
*	Tertir Terminais de Portugal SA	9,467	52,945

TOTAL — PORTUGAL			14,126,776

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (14.7%)
Repurchase Agreement, Mizuho Securities USA 4.53%, 03/01/06 (Collateralized by $253,339,580 U.S. STRIPS, rates ranging from 0% to 8.75%, maturities ranging from 05/15/06 to 05/15/30, valued at $132,600,000) to be repurchased at $130,016,358	$130,000	130,000,000

Repurchase Agreement, Deutsche Bank Securities 4.52%, 03/01/06 (Collateralized by $85,310,000 U.S. STRIPS 7.50%, 11/15/16 & U.S. Treasury Notes 3.625%, 06/15/10 & 4.875%, 02/15/12, valued at $70,226,397) to be repurchased at $68,857,271	68,849	68,848,627

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $21,829,000 FHLMC Notes 4.00%, 09/22/09, valued at $21,528,851) to be repurchased at $21,212,592	21,210	21,210,000
TOTAL TEMPORARY CASH INVESTMENTS		220,058,627

TOTAL INVESTMENTS - (100.0%) (Cost $1,063,745,441)##	$1,498,779,095

30

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value ††

SOUTH AFRICA — (12.0%)
COMMON STOCKS — (12.0%)
	ABSA Group, Ltd.	411,312	$7,640,204
	African Oxygen, Ltd.	354,545	1,667,524
	Anglo American Platinum Corp., Ltd.	356,886	28,327,084
	Anglogold, Ltd.	402,684	20,597,269
	Aspen Pharmacare Holdings, Ltd.	334,964	2,167,906
	Barloworld, Ltd.	223,297	4,306,583
	Bidvest Group, Ltd.	350,545	5,894,981
*	Discovery Holdings, Ltd.	548,855	2,186,604
	Edgars Consolidated Stores, Ltd.	496,378	2,706,503
	FirstRand, Ltd.	7,981,316	24,060,780
	Foschini, Ltd.	247,044	2,282,175
	Gold Fields, Ltd.	306,889	6,756,186
*	Harmony Gold Mining Co., Ltd.	403,281	5,569,400
	Impala Platinum Holdings, Ltd.	60,141	10,211,314
	Imperial Holdings, Ltd.	211,053	5,280,020
	Investec, Ltd.	28,155	1,409,109
	JD Group, Ltd.	171,537	2,548,719
	Kumba Resources, Ltd.	15,092	252,842
	Liberty Group, Ltd.	395,563	5,405,608
	Massmart Holdings, Ltd.	171,431	1,684,044
	Mittal Steel South Africa, Ltd.	671,293	6,613,121
	MTN Group, Ltd.	1,873,381	18,132,710
	Nampak, Ltd.	520,338	1,387,338
	Naspers, Ltd. Series N	308,126	6,094,715
	Nedbank Group, Ltd.	494,266	9,540,349
	Network Healthcare Holdings, Ltd.	2,027,252	2,638,463
	Old Mutual PLC	2,644,643	8,311,273
	Pick’n Pay Stores, Ltd.	650,875	3,197,143
	Pretoria Portland Cement Co., Ltd.	82,531	5,077,149
	Reunert, Ltd.	62,500	643,413
*	Sanlam, Ltd.	2,167,439	5,610,846
	Santam, Ltd.	109,542	1,623,819
	Sappi, Ltd.	226,332	2,877,797
	Shoprite Holdings, Ltd.	474,315	1,540,082
	Standard Bank Group, Ltd.	1,314,696	16,784,436
	Steinhoff International Holdings, Ltd.	1,299,870	4,254,400
*	Sun International, Ltd.	91,092	1,375,078
	Telkom SA, Ltd.	831,542	21,878,186
	Tiger Brands, Ltd.	137,333	3,404,261
	Truworths International, Ltd.	477,551	2,015,442
	Woolworths Holdings, Ltd.	899,391	2,292,119

TOTAL — SOUTH AFRICA			266,246,995

1

SOUTH KOREA — (11.7%)
COMMON STOCKS — (11.7%)
	Amorepacific Corp.	5,680	1,981,074
	CJ Corp.	3,528	442,574
	Daelim Industrial Co., Ltd.	18,800	1,256,482
	Daewoo Engineering & Construction Co., Ltd.	267,270	3,453,533
	Daewoo International Corp.	45,870	1,742,762
*	Daewoo Securities Co., Ltd.	103,195	1,793,685
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	3,827,497
*	Doosan Heavy Industries & Construction Co., Ltd.	28,950	1,003,421
*	Doosan Infracore Co., Ltd.	97,520	1,637,918
	GS Engineering & Construction Corp.	27,320	1,483,615
	GS Holdings Corp.	42,945	1,148,684
	Hana Financial Group, Inc.	112,261	4,797,994
	Hankook Tire Manufacturing Co., Ltd.	84,420	1,069,760
*	Hite Brewery Co., Ltd.	13,530	1,947,693
	Hyundai Department Store Co., Ltd.	6,380	681,774
	Hyundai Development Co.	37,270	1,691,414
	Hyundai Heavy Industries Co., Ltd.	49,890	3,944,946
	Hyundai Mobis	53,070	4,461,957
	Hyundai Motor Co., Ltd.	122,979	10,451,941
	INI Steel Co., Ltd.	58,560	1,713,585
*	Kangwon Land, Inc.	150,410	2,981,150
	KCC Corp.	7,410	1,476,036
	Kia Motors Corp.	263,640	5,659,977
	Kookmin Bank	161,175	12,216,619
	Korea Electric Power Corp.	495,290	21,134,990
*	Korea Exchange Bank	617,940	8,844,179
	Korea Gas Corp.	65,190	2,052,946
	KT Corp.	195,930	7,761,451
	KT Freetel, Ltd.	36,030	958,529
	KT&G Corp.	103,590	6,140,884
*	LG Card Co., Ltd.	73,259	3,639,591
	LG Chemical Investment, Ltd.	143,395	4,981,286
	LG Chemical, Ltd.	36,776	1,845,257
	LG Electronics, Inc.	88,910	7,300,971
*	LG Phillips LCD Co., Ltd.	106,110	4,751,195
*	NCsoft Corp.	6,150	411,116
	POSCO	46,060	10,855,200
	S1 Corp.	3,130	130,281
	Samsung Corp.	77,520	1,986,159
*	Samsung Electro-Mechanics Co., Ltd.	37,767	1,553,143
	Samsung Electronics Co., Ltd.	77,768	54,521,119
	Samsung Fire and Marine Insurance, Ltd.	27,229	3,466,980
	Samsung Heavy Industries Co., Ltd.	126,000	2,161,482
	Samsung SDI Co., Ltd.	24,812	2,192,392
	Samsung Securities Co., Ltd.	33,780	1,983,259
	Shinhan Financial Group Co., Ltd.	190,952	7,460,163
	Shinsegae Co., Ltd.	10,460	4,957,088
	SK Corp., Ltd.	73,084	4,503,295
*	SK Networks Co., Ltd.	111,390	1,596,515
	SK Telecom Co., Ltd.	56,085	11,654,877
	S-Oil Corp.	99,800	7,178,859
	Woori Investment & Securities Co., Ltd.	67,386	1,593,797

TOTAL — SOUTH KOREA			260,483,095

2

TAIWAN — (11.4%)
COMMON STOCKS — (11.4%)
	Acer, Inc.	1,547,995	3,425,261
	Advanced Semiconductor Engineering, Inc.	2,532,213	2,078,908
	Advantech Co., Ltd.	314,108	855,983
	Asia Cement Corp.	1,925,530	1,269,872
	Asustek Computer, Inc.	2,279,968	6,425,553
	Au Optronics Corp.	3,754,480	5,998,614
	Benq Corp.	1,973,318	1,935,911
	Catcher Co., Ltd.	125,000	978,645
	Cathay Financial Holdings Co., Ltd.	8,064,529	15,502,521
	Chang Hwa Commercial Bank	3,763,796	2,157,237
	Cheng Shin Rubber Industry Co., Ltd.	744,869	548,064
	Cheng Uei Precision Industry Co., Ltd.	157,449	497,969
	Chi Mei Optoelectronic Corp.	4,238,411	6,410,189
	China Airlines	2,374,420	1,058,729
*	China Development Financial Holding Corp.	8,036,000	3,076,925
	China Motor Co., Ltd.	1,166,774	1,310,428
	China Steel Corp.	7,638,240	6,911,176
	Chinatrust Financial Holdings Co., Ltd.	5,119,896	4,294,435
	Chungwa Picture Tubes Co., Ltd.	5,710,226	1,482,885
*	CMC Magnetics Corp.	2,482,400	785,501
	Compal Communications, Inc.	234,000	1,208,352
	Compal Electronics, Inc.	2,615,788	2,433,093
	Delta Electronics Industrial Co., Ltd.	1,484,890	3,534,725
	E.Sun Financial Holding Co., Ltd.	2,142,226	1,435,396
	Eva Airways Corp.	2,660,444	1,057,015
	Evergreen Marine Corp., Ltd.	2,243,420	1,452,385
	Far East Textile, Ltd.	3,778,481	2,781,003
	Far Eastern International Bank	1,114,571	486,565
	First Financial Holding Co., Ltd.	4,804,600	3,702,655
	Formosa Chemicals & Fiber Co., Ltd.	5,546,099	8,719,101
	Formosa Plastics Corp.	4,583,658	7,253,202
	Foxconn Technology Co., Ltd.	412,920	2,001,048
	Fu Sheng Industrial Co., Ltd.	219,277	267,310
	Fubon Financial Holding Co., Ltd.	7,768,052	6,939,272
	Fuh-Hwa Financial Holding Co., Ltd.	1,526,885	576,915
	High Tech Computer Corp.	234,120	5,014,969
	Hon Hai Precision Industry Co., Ltd.	3,195,839	20,208,146
	Hotai Motor Co., Ltd.	387,000	939,731
	Hsinchu International Bank	1,017,980	554,341
	Hua Nan Financial Holding Co., Ltd.	5,737,122	4,049,345
	Inventec Corp.	1,373,804	837,499
	Largan Precision Co., Ltd.	45,000	837,280
	Lite-On Technology Corp.	2,030,630	2,736,602
	Media Tek, Inc.	668,603	6,843,289
	Mega Financial Holding Co., Ltd.	9,477,535	7,188,942
	Mitac International Corp.	928,620	1,305,459
	Nan Ya Plastic Corp.	6,677,882	9,446,078
	Nanya Technology Co., Ltd.	3,488,720	2,062,053

3

*	Pacific Electric Wire & Cable Corp.	233,200	3,737
	Pou Chen Corp.	1,623,016	1,153,406
	President Chain Store Corp.	776,260	1,687,119
	Quanta Computer, Inc.	2,992,873	4,558,984
	Quanta Display, Inc.	3,669,138	1,227,054
	Realtek Semiconductor Corp.	488,701	535,860
	Shin Kong Financial Holding Co., Ltd.	3,049,436	2,635,982
*	Silicon Integrated Systems Corp.	964,000	496,036
	Siliconware Precision Industries Co., Ltd.	1,774,992	2,249,784
	SinoPac Holdings Co., Ltd.	4,089,033	2,163,132
	Sunplus Technology Co., Ltd.	436,000	526,127
	Synnex Technology International Corp.	606,348	750,301
	Taishin Financial Holdings Co., Ltd.	3,774,225	2,293,012
*	Taiwan Business Bank	2,689,644	653,611
	Taiwan Cement Corp.	2,331,867	1,757,300
	Taiwan Glass Ind. Corp.	994,286	782,313
	Taiwan Semiconductor Manufacturing Co., Ltd.	20,706,093	38,367,505
*	Tatung Co., Ltd.	2,839,000	698,598
	U-Ming Marine Transport Corp.	648,860	653,113
	Uni-President Enterprises Corp.	2,513,020	1,428,066
	United Microelectronics Corp.	14,581,719	8,503,716
	Walsin Lihwa Corp.	2,278,539	741,019
	Wan Hai Lines Co., Ltd.	1,478,104	908,137
*	Winbond Electronics Corp.	3,308,000	1,007,731
	Wintek Corp.	679,379	955,477
*	Wistron Corp.	926,000	1,202,486
	Ya Hsin Industrial Co., Ltd.	702,888	646,434
	Yang Ming Marine Transport Corp.	2,024,894	1,239,171
	Yulon Motor Co., Ltd.	1,203,024	1,235,885
	Zyxel Communication Corp.	273,357	433,328

TOTAL — TAIWAN			254,371,001

MEXICO — (11.3%)
COMMON STOCKS — (11.3%)
	Alfa S.A. de C.V. Series A	640,590	3,400,784
	America Movil S.A. de C.V. Series L	32,693,100	56,803,286
*	America Telecom S.A. de C.V. Series A	5,129,240	29,624,727
*	Carso Global Telecom S.A. de C.V. Telecom Series A1	3,638,671	8,753,652
	Cementos de Mexico S.A. de C.V. Series B	3,223,410	19,952,831
	Coca-Cola Femsa S.A. de C.V. Series L	1,310,600	3,976,216
	Consorcio Ara S.A. de C.V.	157,500	669,093
	Controladora Comercial Mexicana S.A. de C.V. Series B	633,700	1,143,382
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	87,127	174,670
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,107	216
	Corporativo Fragua S.A. de C.V. Series B	21	112
*	Desc S.A. de C.V. Series B	123,968	151,484
	El Puerto de Liverpool S.A. de C.V. Series C1	339,500	811,883
	Embotelladora Arca S.A. de C.V., Mexico	466,500	1,108,912
*	Empresas ICA S.A. de C.V	103,950	314,083
	Fomento Economico Mexicano S.A. de C.V. Series B & D	754,800	6,521,184
	Gruma S.A. de C.V. Series B	90,406	289,213
	Grupo Carso S.A. de C.V. Series A-1	3,272,232	8,221,971

4

	Grupo Continental S.A. de C.V.	358,600	611,075
	Grupo Elektra S.A. de C.V.	141,400	1,606,358
	Grupo Financiero del Norte S.A. de C.V. Series C	2,275,936	5,553,501
	Grupo Financiero Inbursa S.A. de C.V. Series O	2,925,088	4,579,613
*	Grupo Gigante S.A. de C.V. Series B	117,282	81,622
	Grupo Industrial Bimbo S.A. de C.V. Series A	1,541,700	5,460,341
	Grupo Industrial Maseca S.A. de C.V. Series B	229,000	159,589
	Grupo Modelo S.A. de C.V. Series C	2,602,300	9,005,573
*	Grupo Nutrisa S.A. de C.V.	129	123
*	Grupo Qumma S.A. de C.V. Series B	1,591	27
	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	2,117,800	8,412,569
*	Grupo Tribasa S.A. de C.V.	2,120	0
*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	3,161,776	3,975,235
	Industrias Penoles S.A. de C.V.	324,600	2,066,904
	Kimberly Clark de Mexico S.A. de C.V. Series A	980,200	3,368,706
	Nueva Grupo Mexico S.A. de C.V. Series B	2,792,574	7,158,054
*	Organizacion Soriana S.A. de C.V. Series B	701,000	3,105,146
*	Savia S.A. de C.V.	120,000	23,891
	Telefonos de Mexico S.A. de C.V.	18,366,800	20,549,775
	Telefonos de Mexico S.A. de C.V. Series A	200,000	221,480
	TV Azteca S.A. de C.V. Series A	1,832,100	1,173,593
*	US Commercial Corp. S.A. de C.V.	223,000	64,931
	Vitro S.A. de C.V.	121,600	135,820
	Wal-Mart de Mexico S.A. de C.V. Series V	10,988,604	31,387,020

TOTAL — MEXICO			250,618,645

BRAZIL — (11.1%)

PREFERRED STOCKS — (9.7%)
	Ambev Cia de Bebidas das Americas	12,453,835	5,284,156
	Aracruz Celulose SA Series B	711,999	3,520,598
	Banci Itau Holding Financeira SA	868,000	28,081,752
	Banco Bradesco SA	802,158	33,091,142
	Brasil Telecom Participacoes SA	234,026,240	1,854,797
	Brasil Telecom SA	626,730,875	3,131,441
	Braskem SA Preferred A	435,600	3,741,626
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	58,650,000	2,485,755
	Companhia Energetica de Minas Gerais	109,900,000	5,641,205
	Companhia Paranaense de Energia-Copel Series B	100,000,000	1,097,245
*	Embratel Participacoes SA	143,582,922	366,480
	Empresa Brasileira de Aeronautica SA	747,821	7,571,533
*	Empresa Nasional de Comercio Redito e Participacoes SA	480,000	3,052
	Gerdau SA	465,156	10,733,527
	Investimentos Itau SA	3,300,893	14,378,743
	Klabin SA	682,875	1,607,900
	Metalurgica Gerdau SA	98,850	2,768,359
	Suzano Bahia Sul Papel e Celullose SA	143,545	977,471
	Tele Centro Oeste Celular Participacoes SA	76,815	1,175,647
	Tele Norte Leste Participacoes SA	180,034	3,433,660
	Tele Sudeste Celular Participacoes SA	16,200	267,012
	Telecomunicacoes de Sao Paulo SA	621,100	14,565,943

5

Telemar Norte Leste SA	225,100	6,646,466
* Telesp Celular Participacoes SA	858,662	4,387,324
Unibanco-Uniao de Bancos Brasileiros SA	20,000	148,811
Unibanco-Uniao de Bancos Brasileiros Units SA	513,130	8,989,139
Usinas Siderurgicas de Minas Gerais SA Series A	200,539	6,610,657
Usinas Siderurgicas de Minas Gerais SA Series B	325	9,491
Vale do Rio Doce Series A	926,880	39,458,419
Vale do Rio Doce Series B	81,160	0
Votorantim Celulose e Papel SA	71,336	1,091,792
Weg SA	489,800	1,764,525
TOTAL PREFERRED STOCKS		214,885,668

COMMON STOCKS — (1.4%)
Ambev Cia de Bebidas das Americas	8,994,767	3,303,941
Arcelor Brasil SA	535,346	8,062,333
Brasil Telecom Participacoes SA	59,520,574	745,584
Companhia Siderurgica Nacional SA	241,404	7,268,835
Copesul Companhia Petroquimica do Sul	55,860	828,627
CPFL Energia SA	1,935	29,159
* Embratel Participacoes SA	57,550,000	149,058
Lojas Renner SA	3,162	174,442
Souza Cruz SA	435,300	7,180,861
Tele Centro Oeste Celular Participacoes SA	19,748	371,897
* Tele Norte Celular Participacoes SA	57,624,254	37,177
Tele Norte Leste Participacoes SA	59,254	1,557,039
Tele Sudeste Celular Participacoes SA	991	19,601
Tractebel Energia SA	108,600	892,428
TOTAL COMMON STOCKS		30,620,982

TOTAL — BRAZIL		245,506,650

INDIA — (10.4%)
COMMON STOCKS — (10.4%)
Amtek Auto, Ltd.	43,171	337,830
Apollo Hospitals Enterprise, Ltd.	21,437	255,768
Arvind Mills, Ltd.	90,436	201,309
* ASEA Brown Boveri, Ltd.	29,094	1,669,603
Ashok Leyland, Ltd.	621,735	533,215
Asian Paints (India), Ltd.	81,536	1,225,804
Aventis Pharma, Ltd.	8,241	337,596
Bajaj Auto, Ltd.	102,119	6,004,721
* Bajaj Hindusthan, Ltd.	49,677	430,766
Balrampur Chini Mills, Ltd.	41,380	141,156
Bharat Earth Movers, Ltd.	32,527	1,099,810
Bharat Forge, Ltd.	174,384	1,633,231
Biocon, Ltd.	87,444	947,330
Cadila Healthcare, Ltd.	21,735	262,713
Century Textiles & Industries, Ltd.	51,740	396,004
Chennai Petroleum Corp., Ltd.	63,105	317,926
Cipla, Ltd.	352,200	4,377,474
Colgate-Palmolive (India), Ltd.	84,376	737,140
Crompton Greaves, Ltd.	26,404	527,370
Cummins India, Ltd.	135,892	687,637
Dabur India, Ltd.	118,404	294,375

6

	Dr. Reddy’s Laboratories, Ltd.	87,040	2,548,269
	EIH, Ltd.	18,820	279,853
	Flextronics Software Systems, Ltd.	14,808	241,845
*	Gammon India, Ltd.	46,112	555,319
*	GlaxoSmithKline Pharmaceuticals, Ltd.	89,046	2,645,264
	Godrej Consumer Products, Ltd.	23,982	338,918
	Great Eastern Shipping Co., Ltd.	137,880	761,923
	Gujarat Ambuja Cements, Ltd.	1,452,686	2,860,635
	HCL Infosystems, Ltd.	86,934	343,077
	HCL Technologies, Ltd.	265,435	3,639,703
	HDFC Banking, Ltd.	386,733	6,351,378
	Hero Honda Motors, Ltd. Series B	286,616	5,723,877
*	Hindustan Construction Co., Ltd.	40,914	138,345
	Hindustan Lever, Ltd.	2,697,394	14,712,563
	I-Flex Solutions, Ltd.	66,837	1,593,410
	Indian Hotels Co., Ltd.	64,496	1,799,377
	Indian Petrochemicals Corp., Ltd.	251,964	1,318,154
	Indian Rayon & Industries, Ltd.	5,819	97,078
	Industrial Development Bank of India, Ltd.	678,674	1,283,118
	Infosys Technologies, Ltd.	312,438	19,861,673
	ITC, Ltd.	3,899,423	15,169,676
	Jammu & Kashmir Bank, Ltd.	20,547	236,532
	Jindal Steel & Power, Ltd.	20,902	717,471
*	JSW Steel, Ltd.	106,526	494,796
	Jubilant Organsys, Ltd.	19,112	473,051
	Larsen & Toubro, Ltd.	108,294	5,852,824
	Lupin, Ltd.	32,608	685,236
	Mahindra & Mahindra, Ltd.	267,561	3,531,552
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	829,644
	Maruti Udyog, Ltd.	326,177	6,039,583
	Matrix Laboratories, Ltd.	95,511	542,345
	McDowell & Co., Ltd.	21,912	292,025
	Moser Baer (India), Ltd.	58,962	293,847
*	Motor Industries Co., Ltd.	24,968	1,665,745
	Nicholas Piramal India, Ltd.	76,008	406,984
	Nirma, Ltd.	45,668	499,851
	Pantaloon Retail India, Ltd.	11,716	456,707
	Patni Computer Systems, Ltd.	116,382	1,218,565
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	229,546
	Ranbaxy Laboratories, Ltd.	411,794	3,977,242
	Raymond, Ltd.	35,367	347,343
*	Reliance Capital Ventures, Ltd.	1,721,955	931,470
*	Reliance Communication Ventures, Ltd.	1,721,955	0
*	Reliance Energy Ventures, Ltd.	1,721,955	1,664,589
	Reliance Energy, Ltd.	210,030	2,922,027
*	Reliance Industries, Ltd.	1,721,955	33,099,755
*	Reliance Natural Resources, Ltd.	1,721,955	0
	Satyam Computer Services, Ltd.	386,449	6,707,060
	Sesa Goa, Ltd.	26,750	680,278
	Siemens India, Ltd.	28,423	2,884,205
	Sterling Biotech, Ltd.	83,096	224,311
	Sterlite Industries (India), Ltd. Series A	86,299	2,567,974
	Sun Pharmaceuticals Industries, Ltd.	162,432	2,841,233
	Tata Chemicals, Ltd.	130,261	697,884
	Tata Consultancy Services, Ltd.	252,326	9,630,395

7

	Tata Motors, Ltd.	408,049	7,470,110
	Tata Power Co., Ltd.	170,018	1,959,513
	Tata Steel, Ltd.	592,597	5,734,544
	Tata Tea, Ltd.	41,503	873,424
*	Tata Teleservices Maharashtra, Ltd.	1,384,967	774,757
	Titan Industries, Ltd.	7,547	133,958
	TVS Motor Co., Ltd.	33,921	91,118
	UTI Bank, Ltd.	349,044	2,585,721
	Videsh Sanchar Nigam, Ltd.	155,496	1,277,082
	Wipro, Ltd.	880,456	10,308,672
*	Wockhardt, Ltd.	38,730	446,012
	Zee Telefilms, Ltd. Series B	529,060	2,096,400
TOTAL COMMON STOCKS			232,075,614

RIGHTS/WARRANTS — (0.0%)
*	Titan Industries, Ltd. Rights 04/24/06	377	80

TOTAL — INDIA			232,075,694

TURKEY — (5.7%)
COMMON STOCKS — (5.7%)
	Akbank T.A.S.	2,717,997	27,513,978
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	182,246	6,267,672
	Arcelik A.S	289,702	2,700,717
*	Dogan Sirketler Grubu Holding A.S.	722,062	3,822,564
*	Dogan Yayin Holding A.S.	542,814	2,582,848
	Enka Insaat ve Sanayi A.S.	494,820	6,938,834
	Eregli Demir ve Celik Fabrikalari Turk A.S.	353,341	2,371,064
	Ford Otomotiv Sanayi A.S.	867,588	8,281,916
	Koc Holding A.S. Series B	1,540,774	9,359,856
	Tofas Turk Otomobil Fabrikasi A.S.	1	2
	Tupras-Turkiye Petrol Rafinerileri A.S.	289,886	5,527,217
	Turk Sise ve Cam Fabrikalari A.S.	539,099	2,532,565
*	Turkiye Garanti Bankasi A.S.	3,958,349	17,803,239
	Turkiye Is Bankasi A.S.	2,403,571	22,696,284
*	Yapi ve Kredi Bankasi A.S.	1,232,184	7,207,668

TOTAL — TURKEY			125,606,424

MALAYSIA — (4.6%)
COMMON STOCKS — (4.6%)
	AmInvestment Group Berhad	406,882	180,491
	AMMB Holdings Berhad	2,103,331	1,502,507
	Berjaya Sports Toto Berhad	746,800	920,950
	British American Tobacco Berhad	295,300	3,398,607
	Bumiputra-Commerce Asset Holdings Berhad	2,918,575	4,316,095
*	Digi.Com Berhad	767,162	1,804,567
	Gamuda Berhad	510,000	485,621
	Genting Berhad	697,300	4,480,643
	Golden Hope Plantations Berhad	948,200	1,086,762
	Highlands and Lowlands Berhad	107,500	121,949
	Hong Leong Bank Berhad	1,607,150	2,204,371

8

	Hong Leong Credit Berhad	1,060,629	1,194,945
	IJM Corp. Berhad	228,300	281,267
	IOI Corp. Berhad	1,044,500	3,881,534
	IOI Oleochemical Industries Berhad	22,041	70,009
	IOI Properties Berhad	151,300	338,127
	Kuala Lumpur Kepong Berhad	747,000	1,868,689
	Magnum Corp. Berhad	1,487,600	748,106
	Malakoff Berhad	835,700	1,976,811
	Malayan Banking Berhad	2,815,700	8,409,536
	Malaysian Airlines System Berhad	1,090,600	881,624
	Malaysian Pacific Industries Berhad	170,000	456,130
	Malaysian Plantations Berhad	927,500	543,632
	Maxis Communications Berhad	1,631,600	3,818,978
	MISC Berhad	3,003,132	7,834,212
	MMC Corp. Berhad	828,700	486,502
	Nestle (Malaysia) Berhad	229,200	1,531,120
	O.Y.L. Industries Berhad	1,343,000	1,531,061
	Oriental Holdings Berhad	215,300	238,673
	Petronas Dagangan Berhad	813,400	920,780
	Petronas Gas Berhad	1,810,900	4,382,587
	Plus Expressways Berhad	3,046,800	2,195,403
	PPB Group Berhad	1,159,200	1,284,261
	Proton Holdings Berhad	389,000	580,458
	Public Bank Berhad	1,550,201	2,797,339
	Resorts World Berhad	1,120,700	3,919,202
	RHB Capital Berhad	1,849,900	1,225,185
	Shell Refining Co. Federation of Malaysia Berhad	227,000	603,774
	Sime Darby Berhad	2,334,600	3,893,759
	Southern Bank Berhad	48,440	53,447
	Southern Bank Berhad (Foreign)	1,412,337	1,541,781
	SP Setia Berhad	488,100	444,430
	Star Publications (Malaysia) Berhad	182,800	361,432
	Telekom Malaysia Berhad	3,138,900	8,350,538
	Tenaga Nasional Berhad	4,578,500	10,891,379
	UMW Holdings Berhad	364,533	706,300
	YTL Corp. Berhad	1,578,966	2,209,458

TOTAL — MALAYSIA			102,955,032

UNITED STATES — (4.6%)
COMMON STOCKS — (3.7%)
	America Movil S.A. de C.V. ADR	159,430	5,537,004
*	Banco de Chile Series F ADR	47,643	2,089,622
	Banco Santander Chile Sponsored ADR	295,998	14,056,945
	Cemex S.A. de C.V. ADR	103,700	6,404,512
	Compania Cervecerias Unidas SA ADR	115,400	3,138,880
	Distribucion y Servicio D.Y.S. SA ADR	208,828	4,291,415
	Embotelladora Andina SA ADR	109,600	1,460,968
	Embotelladora Andina SA Series B ADR	89,100	1,318,680
	Empresa Nacional de Electricidad SA ADR	514,018	16,242,969
*	Enersis SA ADR	285,903	3,508,030
	Lan Airlines SA ADR	125,900	5,143,015
	Madeco Manufacturera de Cobre SA ADR	4,450	37,825
*	Masisa SA ADR	38,553	404,421

9

Sociedad Quimica y Minera de Chile SA ADR	61,300	7,490,860
Sociedad Quimica y Minera de Chile SA ADR Class A	902	104,402
Telecomunicaciones de Chile SA Sponsored ADR	421,400	3,624,040
Teva Pharmaceutical Industries, Ltd. ADR	119,771	5,029,184
Vina de Concha y Toro SA ADR	67,750	1,930,875
TOTAL COMMON STOCKS		81,813,647

PREFERRED STOCKS — (0.9%)
Ambev Cia de Bebidas das Americas ADR	20,000	848,800
Aracruz Celulose SA ADR	12,800	629,120
Banco Bradesco SA ADR	68,700	2,848,302
Banco Itau Holding Financeira SA ADR	49,300	1,611,124
Brasil Telecom Participacoes SA ADR	26,140	1,039,065
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	18,730	796,025
Companhia Energetica de Minas Gerais SA ADR	35,300	1,834,188
Empresa Brasileira de Aeronautica SA ADR	23,750	944,063
Gerdau SA ADR	74,000	1,687,940
Tele Norte Leste Participacoes SA ADR	100,000	1,853,000
Telesp Celular Participacoes SA ADR	100,000	495,000
Tim Participacoes SA ADR	53,900	2,015,860
Vale do Rio Doce Companhia ADR	69,000	2,808,300
TOTAL PREFERRED STOCKS		19,410,787

TOTAL — UNITED STATES		101,224,434

ISRAEL — (3.5%)
COMMON STOCKS — (3.5%)
Africa-Israel Investments, Ltd.	52,315	1,768,346
Bank Hapoalim, Ltd.	2,309,640	10,570,171
Bank Leumi Le-Israel	2,802,069	10,110,648
* Bezeq Israeli Telecommunication Corp., Ltd.	4,049,014	5,192,795
CLAL Industries, Ltd.	289,038	1,336,199
CLAL Insurance, Ltd.	74,546	1,310,677
Delek Group, Ltd.	4,584	651,333
Discount Investment Corp.	66,100	1,372,696
Elbit Systems, Ltd.	98,319	2,270,352
Elron Electronic Industries, Ltd.	1	3
* First International Bank of Israel, Ltd.	347,200	709,320
* First International Bank of Israel, Ltd. Par Value $0.05	48,660	501,291
IDB Development Corp., Ltd. Series A	101,015	2,599,242
IDB Holding Corp., Ltd.	36,578	753,774
Israel Chemicals, Ltd.	2,410,526	9,004,114
Israel Corp., Ltd. Series A	5,500	1,836,469
* Koor Industries, Ltd.	25,971	1,209,708
M.A.Industries, Ltd.	843,283	4,184,090
Migdal Insurance Holdings, Ltd.	1,096,097	1,320,674
Osem Investment, Ltd.	140,582	1,075,237
Strauss-Elite, Ltd.	33,250	297,000
Teva Pharmaceutical Industries, Ltd.	418,280	17,593,913
* United Mizrahi Bank, Ltd.	384,693	2,157,515

TOTAL — ISRAEL		77,825,567

10

INDONESIA — (2.7%)
COMMON STOCKS — (2.7%)
PT Astra International Tbk	8,470,461	8,970,107
PT Bank Central Asia Tbk	1,980,000	772,555
PT Bank Danamon Indonesia Tbk	1,762,000	815,803
PT Gudang Garam Tbk	4,695,500	5,585,153
PT Indonesian Satellite Corp.Tbk	14,967,500	8,416,481
* PT Panasia Indosyntec Tbk	75,100	3,374
PT Semen Gresik Tbk	1,370,000	3,457,793
PT Telekomunikasi Indonesia (Persero) Tbk	37,153,640	24,583,321
PT Unilever Tbk	16,022,000	7,447,743
TOTAL COMMON STOCKS		60,052,330

RIGHTS/WARRANTS — (0.0%)
* PT Lippo Karawaci Tbk Free Warrants 11/30/07	45,877	1,387

TOTAL — INDONESIA		60,053,717

THAILAND — (2.6%)
COMMON STOCKS — (2.6%)
Advance Info Service Public Co., Ltd. (Foreign)	5,982,000	14,454,078
Aromatics (Thailand) Public Co., Ltd. (Foreign)	1,387,500	993,352
Bangkok Expressway Public Co., Ltd. (Foreign)	250,000	141,907
Bank of Ayudhya Public Co., Ltd. (Foreign)	5,174,500	2,381,514
Banpu Public Co., Ltd. (Foreign)	132,000	486,014
BEC World Public Co., Ltd. (Foreign)	3,915,000	1,291,319
Charoen Pokphand Foods Public Co., Ltd. (Foreign)	14,442,000	1,994,037
Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	4,100,710	2,149,439
Krung Thai Bank Public Co., Ltd. (Foreign)	17,302,970	5,485,984
Land & Houses Public Co., Ltd. (Foreign)	2,130,310	514,739
National Finance and Securities Public Co., Ltd. (Foreign)	630,150	240,072
* PTT Chemical Public Co., Ltd. (Foreign)	693,060	1,506,267
Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)	2,200,000	2,236,001
Shin Corporation Public Co., Ltd. (Foreign)	6,122,000	7,591,844
Siam Cement Public Co., Ltd. (Foreign)	270,000	1,836,359
Siam City Cement Public Co., Ltd. (Foreign)	633,413	5,215,009
Siam Commercial Bank Public Co., Ltd. (Foreign)	2,549,166	4,269,250
Thai Union Frozen Products Public Co., Ltd. (Foreign)	3,178,520	2,478,774
* TMB Bank, Ltd. (Foreign)	12,415,080	1,504,666
* True Corp., Ltd. (Foreign)	6,977,800	1,819,830
TOTAL COMMON STOCKS		58,590,455

RIGHTS/WARRANTS — (0.0%)
* True Corp., Ltd. (Foreign) Warrants 03/31/08	1,444,563	0

TOTAL — THAILAND		58,590,455

11

HUNGARY — (2.2%)
COMMON STOCKS — (2.2%)
Budapesti Elektromos Muvek RT	185	31,175
Gedeon Richter RT	46,937	9,564,836
Magyar olaj-Es Gazipari RT	168,429	17,394,963
Magyar Telekom RT	1,050,555	4,819,121
Orszagos Takerekpenztar es Keresdelmi Bank RT	386,220	14,418,321
* Tiszai Vegyi Kombinat RT	116,048	2,833,114

TOTAL — HUNGARY		49,061,530

POLAND — (2.0%)
COMMON STOCKS — (2.0%)
Agora SA	98,779	1,619,190
Bank Millennium SA	1,725,110	3,502,038
Bank Polska Kasa Opieki — Grupa Pekao SA	156,792	9,238,763
Bank Przemyslowo Handlowy BPH SA	31,526	7,858,075
Bank Zackodni WBK SA	93,312	4,811,460
Browary Zywiec SA	15,860	2,347,381
* Cersanit SA	172,287	936,947
* Kredyt Bank SA	418,562	2,041,145
Mondi Packaging Paper Swiecie SA	103,599	1,794,173
Netia Holdings SA	390,681	607,806
Polski Koncern Naftowy Orlen SA	267,237	4,914,535
Telekomunikacja Polska SA	712,274	4,958,687

TOTAL — POLAND		44,630,200

PHILIPPINES — (1.9%)
COMMON STOCKS — (1.9%)
Aboitiz Equity Ventures, Inc.	3,075,000	287,324
Ayala Corp. Series A	850,070	5,330,077
Ayala Land, Inc.	27,511,576	5,965,858
Bank of the Philippine Islands	4,641,373	5,284,060
Equitable PCI Bank, Inc.	2,217,300	2,751,437
* Filipina Water Bottling Corp.	2,006,957	0
Metro Bank and Trust Co.	4,584,435	3,090,608
Petron Corp.	28,593,000	2,510,103
Philippine Long Distance Telephone Co.	347,030	11,912,645
SM Prime Holdings, Inc.	29,223,000	4,501,161

TOTAL — PHILIPPINES		41,633,273

CZECH REPUBLIC — (1.0%)
COMMON STOCKS — (1.0%)
* Cesky Telecom A.S.	230,085	5,163,268
CEZ A.S.	327,890	11,428,140
Komercni Banka A.S.	24,737	3,510,139
Phillip Morris CR A.S.	954	722,962
Zentiva NV	18,470	914,279

TOTAL — CZECH REPUBLIC		21,738,788

12

ARGENTINA — (0.5%)
COMMON STOCKS — (0.5%)
	Acindar Industria Argentina de Aceros SA Series B	601,249	1,024,487
*	Alpargatas SA Industrial y Comercial	1,078	1,627
	Alto Palermo SA Series A	5,000	10,610
*	Banco Frances del Rio de la Plata SA	399,900	971,061
*	Capex SA Series A	52,893	97,890
*	Celulosa Argentina SA Series B	24,922	20,756
*	Central Costanera SA Series B	114,100	123,423
*	Central Puerto SA Series B	16,000	10,211
*	Gas Natural SA, Buenos Aires	345,000	199,254
*	IRSA Inversiones y Representaciones SA	657,649	812,112
*	Juan Minetti SA	353,151	383,133
	Ledesma S.A.A.I.	242,632	150,197
*	Metrogas SA Series B	543,115	213,161
*	Molinos Rio de la Plata SA Series B	596,060	823,547
	Siderar S.A.I.C. Series A	649,191	5,458,381
	Solvay Indupa S.A.I.C.	555,366	602,516
*	Transportadora de Gas del Sur SA Series B	460,280	469,984

TOTAL — ARGENTINA			11,372,350

Face Amount
(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $17,505,000 FHLMC Notes 4.00%, 09/22/09, valued at $17,264,306) to be repurchased at $17,011,079	$17,009	17,009,000

TOTAL INVESTMENTS - (100.0%)
(Cost $1,278,513,541)##	$2,221,002,850

13

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value††

BRAZIL — (13.2%)

PREFERRED STOCKS — (12.4%)
	Acesita SA	97,876	$1,516,421
	Banco Mercantil do Brasil SA	130,000	20,692
	Celular CRT Participacoes SA Series A	43,500	1,515,894
	Centrais Electricas de Santa Catarina SA - CELESC Series B	1,618,000	1,280,075
	Companhia Brasileira de Petroleo Ipiranga SA	60,800	959,171
	Companhia Cia Tecidos Norte de Minas	9,097,102	1,015,311
	Companhia Energetica do Ceara-Coelce	231,000,000	1,251,001
	Companhia Paranaense de Energia-Copel Series B	478,800,000	5,253,610
	Confab Industrial SA	584,000	1,124,822
	Distribuidora de Produtos de Petroleo Ipiranga SA	3,900	85,401
	Duratex SA	86,500	1,568,284
*	Electropaulo Metropolitana SA	69,600,000	3,431,983
	Embraco SA	262,000	86,367
*	Embratel Participacoes SA	1,226,600,000	3,130,761
*	Empressa Metropolitanade Aguas e Energia SA	24,000,000	73,464
	Fertibras SA	3,400	38,715
	Forca Luz Cataguazes Leopoldina Series A	23,400,000	28,100
	Forjas Taurus SA	88,000	86,197
	Fras-le SA	20,200	55,173
	Globex Utilidades SA	42,468	289,986
*	Gol Linhas Aereas Inteligentes SA	86,900	2,867,475
*	Gradiente Eletronica SA	2,600	28,161
*	Industria de Bebidas Antarctica Polar SA	23,000	28,432
	Industrias Romi SA	1,400	57,358
*	Inepar Industria e Construcoes SA	9,990	36,460
	Klabin SA	1,534,000	3,611,961
	Lojas Americanas SA	132,090,369	5,685,453
	Magnesita SA Series A	87,900,000	594,003
	Magnesita SA Series C	202,338	1,405
	Mahle-Metal Leve SA	28,666	526,477
	Marcopolo SA	253,400	775,653
	Metalurgica Gerdau SA	175,553	4,916,476
*	Net Servicos de Comunicacao SA	5,855,439	3,115,915
*	Paranapanema SA	119,150	779,371
	Perdigao SA NPV	96,600	3,570,583
	Random Implementos e Participacoes SA	162,500	753,767
*	Rasip Agro-Pastoril SA	51,000	4,443
	Refinaria de Petroleo Ipiranga SA	12,300	287,879
	Ripasa SA Papel e Celulose	584,200	1,152,719
	Sadia SA	1,073,000	3,436,025
	Santista Textil SA	16,400	154,462

1

	Sao Paulo Alpargatas SA	26,200	1,110,431
	Saraiva Livreiros Editores	4,400	43,078
*	Sharp SA Equipamentos Eletronicos	30,200,000	284
	Suzano Bahia Sul Papel e Celullose SA	372,242	2,534,787
	Suzano Petroquimica SA	531,705	1,169,325
	Tele Celular Sul Participacoes SA	1,691,540,950	6,563,832
	Tele Centro Oeste Celular Participacoes SA	93,003	1,423,404
*	Tele Leste Celular Participacoes SA	52,793	1,019,314
	Tele Norte Celular Participacoes SA	549,505,027	157,852
	Tele Sudeste Celular Participacoes SA	82,400	1,358,135
	Telemig Celular Participacoes SA	848,490,371	2,397,430
*	Telesp Celular Participacoes SA	346,100	1,768,394
	Ultrapar Participacoes SA	137,030	2,226,294
	Uniao des Industrias Petroquimicas SA Series B	1,561,144	1,565,923
*	Varig Participacoes Em Transportes	122,026	352
*	Varig Particpacoes Em Servicos	116,823	160
*	Varig SA Viacao Aerea Riograndense	16,000	10,549
	Votorantim Celulose e Papel SA	100,000	1,530,492
	Weg SA	1,329,100	4,788,140
TOTAL PREFERRED STOCKS			84,864,082

COMMON STOCKS — (0.8%)
	Acesita SA	4,290	71,315
	Acos Villares SA Avil	120,000	20,344
	Avipal SA Avicultura e Agropecua	101,900,000	450,596
	Celular Crt Participacoes SA	316	12,947
	Cia de Saneamento do Parana	80,000	87,403
	Copesul Companhia Petroquimica do Sul	269,500	3,997,763
	Energias do Brazil SA	8,202	125,492
	Eternit SA	26,000	103,461
	Metalurgica Gerdau SA	1,938	48,370
*	Rhodia Ster SA	640,780	54,316
	Sao Paulo Alpargatas SA	5,100	180,127
*	Tele Leste Celular Participacoes SA	88	2,051
	Tele Sudeste Celular Participacoes SA	1,861	36,808
TOTAL COMMON STOCKS			5,190,993

RIGHTS/WARRANTS — (0.0%)
*	Forca Luz Cataguazes Leopoldina Preferred Series A Rights 03/23/06	7,829,406	333

TOTAL — BRAZIL			90,055,408

SOUTH KOREA — (12.5%)
COMMON STOCKS — (12.5%)
*	Aekyung Petrochemical Co., Ltd.	2,690	48,126
	Asia Cement Manufacturing Co., Ltd.	2,453	98,386
*	Asia Paper Manufacturing Co., Ltd.	4,350	30,703
	Baiksan Co., Ltd.	21,190	39,810
*	Bing Grae Co., Ltd.	6,500	303,805
*	Bohae Brewery Co., Ltd.	1,160	33,532
*	Bong Shin Co., Ltd.	16,060	31,944

2

*	Boo Kook Securities Co., Ltd.	5,630	85,729
*	Boryung Pharmaceutical Co., Ltd.	1,040	40,589
*	Brain Technology Industries Co., Ltd.	23,400	28,172
	Bu Kwang Pharmaceutical Co., Ltd.	15,010	270,135
	BYC Co., Ltd.	350	40,426
*	Byuck San Corp.	3,200	39,355
*	Byuck San Engineering and Construction Co., Ltd.	14,190	96,621
*	Cambridge Members Co., Ltd.	2,280	36,814
*	Capro Corp.	18,970	72,950
	Cheil Communications, Inc.	3,257	704,833
	Cheil Industrial, Inc.	33,120	1,274,625
*	Cho Kwang Leather Co., Ltd.	6,180	29,582
*	Cho Kwang Paint Co., Ltd.	12,070	35,106
	Choil Aluminum Manufacturing Co., Ltd.	4,210	31,712
	Chon Bang Co., Ltd.	130	5,111
*	Chong Kun Dang Pharmaceutical Corp.	9,424	373,981
	Choongwae Pharmaceutical Corp.	2,923	95,165
	Chosun Refractories Co., Ltd.	1,260	43,180
	Chungho Comnet Co., Ltd.	720	10,667
*	CJ CGV Co., Ltd.	7,000	185,294
*	CKD Bio Corp.	5,230	30,143
*	Comtec Systems Co., Ltd.	25,030	33,388
*	Cosmochemical Co., Ltd.	6,430	29,578
	Dacom Corp.	37,530	504,713
	Dae Chang Industrial Co.	6,390	32,778
	Dae Dong Industrial Co., Ltd.	2,680	26,380
	Dae Han Fire & Marine Insurance Co., Ltd.	4,410	48,611
*	Dae Ho Corp.	543	73
*	Dae Sang Corp.	12,758	194,555
	Dae Won Kang Up Co., Ltd.	3,310	60,825
*	Dae Young Packaging Co., Ltd.	184,070	28,263
*	Dae Yu Co., Ltd.	8,780	29,283
*	Daeduck Electronics Co., Ltd.	39,057	336,815
*	Daeduck Industries Co., Ltd.	10,626	121,399
	Daegu Bank Co., Ltd.	85,030	1,316,472
	Daehan City Gas Co., Ltd.	4,611	109,783
	Daehan Flour Mills Co., Ltd.	950	146,413
	Daehan Synthetic Fiber Co., Ltd.	790	48,890
	Daekyo Co., Ltd.	5,540	415,064
*	Daekyung Machinery & Engineering Co., Ltd.	2,610	32,426
*	Daerim Corp.	2,230	59,491
*	DAESANG FARMSCO	13,210	33,096
*	Daesang Holdings Co., Ltd.	7,072	32,917
*	Daesung Industrial Co., Ltd.	2,660	139,201
*	Daewon Pharmaceutical Co., Ltd.	4,560	33,068
	Daewoo International Corp.	10,000	379,935
*	Daewoo Motor Sales Corp.	17,380	377,832
*	Daewoo Precision Industries Co., Ltd.	2,800	75,390
*	Daewoo Securities Co., Ltd.	50,000	869,075
	Daewoong Co., Ltd.	4,686	98,329
	Daewoong Pharmaceutical Co., Ltd.	3,630	164,487
	Dahaam E-Tec Co., Ltd.	2,200	47,560
	Daishin Securities Co., Ltd.	32,790	742,080
	Daiyang Metal Co., Ltd.	22,400	30,135

3

*	Daou Technology, Inc.	14,640	81,666
	DC Chemical Co., Ltd.	11,486	404,387
	Dong Ah Tire Industrial Co., Ltd.	7,555	42,576
	Dong Bu Insurance Co., Ltd.	52,320	1,012,159
	Dong IL Rubber Belt Co., Ltd.	11,450	41,066
	Dong Wha Pharmaceutical Industries Co.	2,300	40,218
*	Dong Won Co., Ltd.	2,560	30,005
*	Dong Yang Department Store Co., Ltd.	1,570	31,989
	Dong-A Pharmaceutical Co., Ltd.	5,603	395,003
*	Dongbang Agro Co., Ltd.	10,870	32,344
*	Dongbang Transport Logistics Co., Ltd.	2,080	36,598
	Dongbu Corp.	13,130	222,547
*	Dongbu Hannong Chemical Co., Ltd.	2,920	47,212
	Dongbu Securities Co., Ltd.	6,990	74,348
*	Dongbu Steel Co., Ltd.	15,530	133,272
*	Dongbuanam Semiconductor, Inc.	96,370	247,828
	Dong-Il Corp.	1,370	86,599
*	Dongil Paper Manufacturing Co., Ltd.	3,770	32,979
	Dongkuk Steel Mill Co., Ltd.	59,287	1,150,309
	Dongsu Industrial Co., Ltd.	4,218	98,711
*	Dongsung Pharmaceutical Co., Ltd.	4,190	32,206
*	Dongwon F&B Co., Ltd.	1,640	101,055
	Dongwon Financial Holding Co., Ltd.	43,058	1,649,543
	Dongwon Industries Co., Ltd.	990	29,342
	Dongyang Mechatronics Corp.	7,020	32,620
*	Doosan Corp.	10,640	393,668
*	Doosan Industrial Development Co., Ltd.	61,780	592,343
	DPI Co., Ltd.	11,330	91,427
*	Eagon Industrial Co., Ltd.	1,820	28,762
*	Eastel Systems Corp.	46,357	100,358
*	Feelux Co., Ltd.	15,880	34,194
*	First Fire & Marine Insurance Co., Ltd.	10,360	48,796
*	Firstech Co., Ltd.	48,090	78,521
	FNC Kolon Corp.	4,954	60,561
	Fursys, Inc.	6,140	203,790
	GIIR, Inc.	4,120	63,446
	Global Enterprise Co., Ltd.	9,345	81,787
	Green Cross Corp.	1,825	123,235
	Gwangju Shinsegae Co., Ltd.	480	74,151
*	H.S. Industries Co., Ltd.	3,510	37,445
	Hae In Co., Ltd.	5,964	21,921
*	Halla Climate Control Corp.	84,000	791,689
	Halla Engineering & Construction Corp.	2,360	62,856
	Han Kuk Carbon Co., Ltd.	7,903	30,198
*	Han Wha Corp.	66,990	2,066,471
	Han Yang Securities Co., Ltd.	7,090	72,489
	Hana Securities Co., Ltd.	9,900	180,762
*	Hanall Pharmaceutical Co., Ltd.	2,900	34,437
	Handok Pharmaceuticals Co., Ltd.	5,990	85,254
	Handsome Corp.	13,420	255,583
	Hanil Cement Manufacturing Co., Ltd.	4,958	389,026
*	Hanil E-Wha Co., Ltd.	16,100	35,477
	Hanjin Heavy Industry Co., Ltd.	58,210	1,457,373
	Hanjin Shipping Co., Ltd.	42,270	989,467

4

	Hanjin Transportation Co., Ltd.	6,201	176,742
	Hankook Cosmetics Co., Ltd.	11,830	35,288
*	Hankook Shell Oil Co., Ltd.	480	30,863
*	Hankook Synthetics, Inc.	550	2,925
	Hankuk Electric Glass Co., Ltd.	5,240	175,479
*	Hankuk Glass Industries, Inc.	7,800	302,746
	Hankuk Paper Manufacturing Co., Ltd.	2,590	92,361
*	Hanmi Capital Co., Ltd.	6,520	54,230
	Hanmi Pharm Co., Ltd.	5,099	709,365
	Hansae Co., Ltd.	1,640	36,469
*	Hansol Chemical Co., Ltd.	5,850	50,154
	Hansol CSN Co., Ltd.	23,570	103,152
*	Hansol LCD, Inc.	2,017	76,313
	Hansol Paper Co., Ltd.	29,350	405,028
	Hanssem Co., Ltd.	11,580	78,300
*	Hansung Enterprise Co., Ltd.	620	3,949
*	Hanwha Chemical Corp.	93,200	1,274,312
	Hanwha Securities Co., Ltd.	18,710	207,690
	Heesung Cable, Ltd.	2,020	33,447
*	Heung-A Shipping Co., Ltd.	1,640	33,186
*	Honam Petrochemical Corp.	3,080	180,813
	Hotel Shilla, Ltd.	21,208	273,429
*	HS R&A Co., Ltd.	3,140	52,800
	Huchems Fine Chemical Corp.	5,616	38,525
*	Huneed Technologies Co., Ltd.	40,070	37,801
*	Hung Chang Co., Ltd.	6	92
	Husteel Co., Ltd.	3,580	50,555
	Hwa Sung Industrial Co.	6,860	76,786
*	Hwacheon Machinery Works Co., Ltd.	2,200	29,625
*	Hwashin Co., Ltd.	12,310	35,910
*	Hyosung Motors & Machinery, Inc.	30,120	46,239
*	Hyosung T & C Co., Ltd.	20,008	304,560
*	Hyundae Metal Co., Ltd.	48,160	31,776
*	Hyundai Auton Co., Ltd.	106,390	1,249,224
	Hyundai Cement Co., Ltd.	4,340	152,349
*	Hyundai Corp.	2,171	57,138
	Hyundai Department Store Co., Ltd.	19,490	2,082,723
	Hyundai Department Store H & S Co., Ltd.	1,290	95,642
	Hyundai Elevator Co., Ltd.	3,394	260,115
	Hyundai Hysco	70,930	920,846
	Hyundai Marine & Fire Insurance Co., Ltd.	59,160	802,565
	Hyundai Merchant Marine Co., Ltd.	64,840	993,231
	Hyundai Mipo Dockyard Co., Ltd.	17,198	1,370,080
	Hyundai Pharmaceutical Ind. Co., Ltd.	1,410	32,667
*	Hyundai Securities Co., Ltd.	94,129	1,481,036
	Il Dong Pharmaceutical Co., Ltd.	770	33,723
*	Il Sung Construction Co., Ltd.	4,300	33,383
*	Iljin Diamond Co., Ltd.	1,272	24,116
*	Iljin Display Co., Ltd.	728	10,496
*	Iljin Electric, Ltd.	9,150	28,949
	Ilshin Spinning Co., Ltd.	1,070	47,438
	Ilsung Pharmaceutical Co., Ltd.	1,350	84,196
*	Inchon Oil Refinery Co., Ltd.	373	21
*	Innotz Co., Ltd.	19,410	77,868

5

*	InziControls Co., Ltd.	4,790	45,661
	ISU Chemical Co., Ltd.	4,420	46,907
*	Isupetasys Co., Ltd.	17,870	62,588
*	Jahwa Electronics Co., Ltd.	10,480	70,122
*	Jeil Mutual Savings Bank	4,150	37,751
	Jeonbuk Bank, Ltd.	13,200	114,273
*	Jindo Corp.	9,590	54,988
*	Joongang Construction Co., Ltd.	1,820	44,078
	K.C. Tech Co., Ltd.	13,540	53,627
	KCC Corp.	990	197,203
*	Keang Nam Enterprises Co., Ltd.	7,200	78,396
	KEC Corp.	44,830	99,574
	Keyang Electric Machinery Co., Ltd.	24,430	45,853
	KG Chemical Corp.	5,360	33,768
	Kolon Chemical Co., Ltd.	4,810	63,769
*	Kolon Industries, Inc.	9,110	106,008
*	Kolon International Corp.	321	2,633
*	Korea Automotive Systems Co., Ltd.	1,570	36,012
	Korea Cast Iron Pipe Co., Ltd.	11,930	52,183
*	Korea Circuit Co.	7,800	54,704
*	Korea Data Systems Co., Ltd.	2,058	3,008
	Korea Development Co., Ltd.	4,980	139,725
*	Korea Development Leasing Corp.	2,220	94,262
	Korea Electric Terminal Co., Ltd.	3,530	62,811
*	Korea Export Packing Industries Co., Ltd.	3,990	32,428
*	Korea Fine Chemical Co., Ltd.	1,388	18,146
	Korea Flange Co., Ltd.	3,020	43,997
	Korea Gas Corp.	18,240	574,409
	Korea Iron & Steel Co., Ltd.	6,260	221,574
	Korea Iron & Steel Works Co., Ltd.	5,178	134,852
	Korea Kolmar Co., Ltd.	7,370	35,747
*	Korea Komho Petrochemical Co., Ltd.	16,940	518,822
	Korea Line Corp.	5,130	107,868
	Korea Mutual Savings Bank	2,990	52,385
*	Korea Petrochemical Industry Co., Ltd.	4,250	97,908
	Korea Polyol Co., Ltd.	1,750	74,968
	Korea Reinsurance Co., Ltd.	78,710	859,720
	Korea Zinc Co., Ltd.	14,140	982,841
	Korean Air Co., Ltd.	61,380	2,023,307
	Korean Air Terminal Service Co., Ltd.	1,640	39,498
*	KP Chemical Corp.	64,291	344,864
*	KP&L Co., Ltd.	24,590	27,143
*	KTB Network, Ltd.	17,000	100,626
	Kukdo Chemical Co., Ltd.	2,150	32,942
	Kukdong City Gas Co., Ltd.	3,160	78,868
*	Kukje Pharm Industrial Co., Ltd.	2,590	31,671
*	Kumbi Corp.	670	30,781
	Kumho Electronics Co., Ltd.	2,231	149,781
*	Kumho Industrial Co., Ltd.	28,720	653,350
*	Kumkang Industrial Co., Ltd.	4,040	30,139
	Kunsul Chemical Industrial Co., Ltd.	3,370	46,345
	Kwang Dong Pharmaceutical Co., Ltd.	21,980	82,808
*	Kwang Myung Electric Engineering Co., Ltd.	36,360	32,699
	Kyeryong Construction Industrial Co., Ltd.	3,400	112,526

6

	Kyobo Securities Co., Ltd.	13,280	155,364
	Kyong Dong Boiler Co., Ltd.	1,740	33,326
*	Kyungbang Co., Ltd.	850	110,588
*	Kyungdong City Gas Co., Ltd.	1,060	31,928
*	Kyung-in Synthetic Corp.	2,110	29,842
*	Kyungnam Energy Co., Ltd.	12,310	29,280
*	Leeku Industrial Co., Ltd.	2,380	29,028
	LG Cable, Ltd.	25,270	850,210
	LG Caltex Gas Co., Ltd.	2,790	99,429
	LG Household & Healthcare Co., Ltd.	10,550	678,590
	LG Industrial Systems, Ltd.	21,950	691,094
	LG Insurance Co., Ltd.	36,560	553,811
	LG International Corp.	44,138	1,035,615
*	LG Life Sciences, Ltd.	12,045	607,030
	LG Petrochemical Co., Ltd.	40,780	927,952
*	Lotte Chilsung Beverage Co., Ltd.	1,112	1,272,721
*	Lotte Confectionary Co., Ltd.	1,240	1,522,748
*	Lotte Sam Kang Co., Ltd.	530	115,689
*	Manho Rope & Wire Co., Ltd.	790	31,644
	Meritz Fire Marine Insurance	27,500	135,058
*	Meritz Securities Co., Ltd.	16,390	122,773
*	Mi Chang Oil Industrial Co., Ltd.	1,790	30,883
*	Midopa Co., Ltd.	41,650	941,337
*	Miwon Commercial Co., Ltd.	1,280	39,307
	Motonic Corp.	840	26,646
	Namhae Chemical Corp.	25,704	73,315
*	Namsun Aluminum Co., Ltd.	7,140	33,992
*	Namyang Dairy Products Co., Ltd.	340	216,946
*	Nasan Co., Ltd.	2,500	36,207
*	NCsoft Corp.	16,140	1,078,930
*	Nexen Corp.	1,510	32,852
	Nong Shim Co., Ltd.	3,620	1,066,517
	Nong Shim Holdings Co., Ltd.	1,790	159,139
*	Orientbio, Inc.	13,440	32,780
	ORION Corp.	4,310	1,224,093
	Ottogi Corp.	1,700	218,194
*	Pang Rim Co., Ltd.	2,340	30,803
*	Pantech & Curitel Communications, Inc.	82,240	143,407
*	Pantech Co., Ltd.	35,620	255,470
	PaperCorea, Inc.	7,190	29,395
*	Partsnic Co., Ltd.	13,200	14,843
	Pohang Coated Steel Co., Ltd.	3,110	61,380
	Poong Lim Industrial Co., Ltd.	11,140	97,487
	Poong San Corp.	18,710	402,949
*	Pulmuone Co., Ltd.	2,030	82,783
	Pum Yang Construction Co., Ltd.	3,930	42,948
	Pusan Bank	97,000	1,280,665
	Pusan City Gas Co., Ltd.	4,710	103,161
	Pyung Hwa Industrial Co., Ltd.	8,643	57,116
*	RNL Bio Co., Ltd.	33,480	74,580
*	Rocket Electric Co., Ltd.	5,090	37,468
	S1 Corp.	10,110	420,813
*	Saehan Industries, Inc.	24,590	99,164
*	Saehan Media Corp.	18,050	34,372

7

*	Sajo Industries Co., Ltd.	4,820	31,499
*	Sam Jin Pharmaceutical Co., Ltd.	1,190	74,863
*	Sam Kwang Glass Industrial Co., Ltd.	3,090	37,022
*	Sam Whan Camus Co., Ltd.	5,270	31,490
	Sam Yung Trading Co., Ltd.	13,450	29,937
*	Sambu Construction Co., Ltd.	3,920	90,456
	Samchully Co., Ltd.	2,000	252,179
*	Samho International Co., Ltd.	4,110	65,736
*	Samhwa Crown and Closure Co., Ltd.	2,400	32,568
	Samhwa Paints Industrial Co., Ltd.	11,600	34,813
	Samlip Industrial Co., Ltd.	8,200	66,275
*	Samsung Climate Control Co., Ltd.	4,480	38,335
	Samsung Engineering Co., Ltd.	34,570	1,019,457
	Samsung Fine Chemicals Co., Ltd.	18,000	581,736
	Samsung Techwin Co., Ltd.	67,350	1,842,974
*	Samwhan Corp.	6,120	107,271
	Samyang Corp.	6,290	346,847
*	Samyang Foods Co., Ltd.	1,530	34,812
	Samyang Genex Co., Ltd.	1,230	90,993
	Samyang Tongsang Co., Ltd.	1,760	31,261
*	Samyoung Chemical Co., Ltd.	2,420	28,845
	Samyoung Corp.	2,170	56,895
	Samyoung Electronics Co., Ltd.	11,140	106,667
*	Seah Holdings Corp.	1,870	102,595
*	Seah Steel Corp.	2,380	59,402
*	Segye Corp.	10,780	51,249
	Sejong Industrial Co., Ltd.	8,820	41,008
*	Sejong Securities Co., Ltd.	3,659	76,394
*	Sempio Foods Co.	2,060	33,574
	Seondo Electric Co., Ltd.	4,400	10,902
	Seoul City Gas Co., Ltd.	2,750	172,659
	Seoul Securities Co., Ltd.	122,310	197,668
*	Seshin Co., Ltd.	270	985
*	Shin Dong-Ah Fire & Marine Insurance Co.	7,310	56,825
	Shin Heung Securities Co., Ltd.	4,060	43,253
*	Shin Poong Paper Manufacturing Co., Ltd.	3,550	29,161
*	Shin Won Corp.	1,480	38,626
	Shin Young Securities Co., Ltd.	4,930	156,418
*	Shindongbang Corp.	1,696	15,655
*	Shinhan Engineering & Construction Co., Ltd.	8,180	33,194
*	Shin-Ho Paper Manufacturing Co., Ltd.	5,830	44,769
*	Shinil Engineering Co., Ltd.	4,010	29,474
	Shinmoorim Paper Manufacturing Co., Ltd.	9,988	104,560
	Shinpoong Pharmaceutical Co., Ltd.	3,280	83,234
*	Shinsung Engineering & Construction Co., Ltd.	7,400	30,938
	Shinsung Engineering Co., Ltd.	11,880	43,892
*	Shinsung Tongsang Co., Ltd.	8,700	31,450
	Sindo Ricoh Co., Ltd.	7,510	341,931
	SK Chemicals Co., Ltd.	10,940	317,818
	SK Gas Co., Ltd.	4,470	148,463
	SKC Co., Ltd.	26,370	449,458
*	Solomon Mutual Savings Bank	2,010	31,384
	Songwon Industrial Co., Ltd.	12,420	44,431
*	Soosan Heavy Industries Co., Ltd.	40,700	31,320

8

*	Ssang Bang Wool Co., Ltd.	6,950	36,874
*	Ssangyong Cement Industry Co., Ltd.	22,621	358,548
*	Ssangyong Fire & Marine Insurance Co.	4,580	42,300
*	Ssangyong Motor Co.	88,310	607,092
*	STX Corp.	15,194	184,941
*	STX Engine Co., Ltd.	9,692	151,832
*	STX Shipbuilding Co., Ltd.	18,864	336,843
	Suheung Capsule Co., Ltd.	1,900	35,798
*	Sung Bo Chemicals Co., Ltd.	1,140	27,622
	Sung Chang Enterprise Co., Ltd.	2,800	38,563
	Sung Shin Cement Co., Ltd.	15,900	272,202
*	Sungjee Construction Co., Ltd.	3,110	40,811
*	Sungwon Corp.	10,120	41,869
	Sunjin Co., Ltd.	830	31,816
*	Sunkyong Securities Co., Ltd.	202,890	298,523
	Tae Kwang Industrial Co., Ltd.	880	566,034
	Tae Young Corp.	3,274	230,418
	Taegu Department Store Co., Ltd.	5,970	106,806
	Tai Han Electric Wire Co., Ltd.	24,611	485,457
	Tai Lim Packaging Industries Co., Ltd.	6,200	33,464
*	Telcoware Co., Ltd.	4,000	66,850
*	The Will-Bes & Co., Ltd.	11,120	33,521
*	Tong Yang Investment Bank	49,860	494,941
*	Tong Yang Major Corp.	16,810	102,800
	Tong Yang Moolsan Co., Ltd.	5,500	29,757
	Tongil Heavy Industries Co., Ltd.	88,860	126,797
*	Trigem Computer, Inc.	21,159	25,386
	TS Corp.	1,310	36,401
	Union Steel Manufacturing Co., Ltd.	5,292	154,076
*	VGX International, Inc.	550	46,084
	Wiscom Co., Ltd.	7,880	32,227
	Woongjin Coway Co., Ltd.	65,400	1,815,292
	Woongjin.Com Co., Ltd.	15,950	198,005
	Woori Investment & Securities Co., Ltd.	65,000	1,537,364
*	Yoosung Enterprise Co., Ltd.	13,890	57,680
	Youlchon Chemical Co., Ltd.	13,350	142,306
*	Young Poong Mining & Construction Corp.	1,580	89
	Youngbo Chemical Co., Ltd.	12,640	29,572
	Youngone Corp.	28,100	122,266
	Youngpoong Corp.	960	174,196
	Yuhan Corp.	5,559	987,452
	Yuhwa Securities Co., Ltd.	5,950	95,642
*	Yungjin Pharm Co., Ltd.	29,000	109,882
TOTAL COMMON STOCKS			85,114,185

RIGHTS/WARRANTS — (0.0%)
*	Dongbuanam Semiconductor, Inc. Rights 03/08/06	77,096	40,493
*	Solomon Mutual Savings Bank Rights 03/14/06	1,039	6,153
TOTAL RIGHTS/WARRANTS			46,646

TOTAL — SOUTH KOREA			85,160,831

9

SOUTH AFRICA — (12.3%)
COMMON STOCKS — (12.3%)
	Adcorp Holdings, Ltd.	59,285	225,094
	Advtech, Ltd.	433,941	162,004
	Aeci, Ltd.	167,826	1,454,039
	Afgri, Ltd.	598,683	620,201
	African Oxygen, Ltd.	206,192	969,779
*	African Rainbow Minerals, Ltd.	458,487	3,187,203
	AG Industries, Ltd.	248,033	122,973
	Alexander Forbes, Ltd.	862,527	2,185,229
	Allied Electronics Corp., Ltd.	184,853	761,387
	Allied Technologies, Ltd.	189,063	1,574,409
	Amalgamated Appliance Holdings, Ltd.	304,549	281,200
	Argent Industrial, Ltd.	102,248	227,305
	Aspen Pharmacare Holdings, Ltd.	316,873	2,050,820
*	AST Group, Ltd.	873,528	90,337
	Astral Foods, Ltd.	78,982	1,126,170
	Aveng, Ltd.	550,245	2,123,516
	AVI, Ltd.	435,018	1,178,850
*	Bell Equipment, Ltd.	130,271	210,904
	Brandcorp Holdings, Ltd.	101,257	154,440
	Business Connexion Group	229,687	285,306
	Bytes Technology Group, Ltd.	267,344	518,990
	Capitec Bank Holdings, Ltd.	118,259	594,268
	Cashbuild, Ltd.	37,276	324,359
	Caxton & CTP Publishers & Printers, Ltd.	769,907	1,691,797
	Ceramic Industries, Ltd.	31,493	740,568
	City Lodge Hotels, Ltd.	86,217	719,408
*	Corpgro, Ltd.	241,136	0
	Cullinan Holdings, Ltd.	10,000	792
	Datacentrix Holdings, Ltd.	162,198	65,931
*	Datatec, Ltd.	196,944	700,913
	Delta Electrical Industries, Ltd.	83,032	497,447
*	Dimension Data Holdings PLC	2,381,019	1,980,816
	Distell Group, Ltd.	317,735	1,957,262
	Distribution & Warehousing Network, Ltd.	246,389	378,674
	Dorbyl, Ltd.	38,250	78,024
*	Durban Roodeport Deep, Ltd.	511,456	712,762
	Ellerine Holdings, Ltd.	184,043	2,533,628
	Enviroserv Holdings, Ltd.	149,193	153,804
	Famous Brands, Ltd.	108,118	217,004
	Foschini, Ltd.	168,564	1,557,182
*	Frontrange, Ltd. Escrow Shares	218,351	0
	Gold Reef Casino Resorts, Ltd.	301,526	732,440
	Grindrod, Ltd.	758,150	1,685,026
	Group Five, Ltd.	114,316	498,912
	Highveld Steel & Vanadilum Corp., Ltd.	216,434	3,162,677
	Hudaco Industries, Ltd.	47,774	386,567
	Iliad Africa, Ltd.	243,344	493,031
	Illovo Sugar, Ltd.	466,097	1,102,711
	Investec, Ltd.	61,734	3,089,680
*	JCI, Ltd.	1,622,051	42,048
	Johnic Communications, Ltd.	159,965	1,574,783
	M Cubed Holdings, Ltd.	385,000	24,244

10

	Medi-Clinic Corp., Ltd.	591,125	1,916,818
*	Merafe Resources, Ltd.	2,950,585	261,202
	Metair Investment, Ltd.	9,938	427,339
*	Metorex, Ltd.	474,368	701,948
	Metropolitan Holdings, Ltd.	926,696	1,999,289
	Mr. Price Group, Ltd.	405,991	1,395,071
*	Murray & Roberts Holdings, Ltd.	414,897	1,529,201
	Mustek, Ltd.	20,612	35,412
	Mvelaphanda Group, Ltd.	338,273	527,520
	New Clicks Holdings, Ltd.	658,171	1,132,646
*	New Corpcapital, Ltd.	241,136	8,606
	Northam Platinum, Ltd.	397,201	1,628,372
	Nu-World Holdings, Ltd.	27,237	154,430
	Oceana Group, Ltd.	167,923	401,246
	Omnia Holdings, Ltd.	71,926	509,299
*	Palabora Mining Co., Ltd.	20,554	96,862
	Peregrine Holdings, Ltd.	335,422	423,568
	Primedia, Ltd. N Shares	345,346	1,008,664
	PSG Group, Ltd.	187,525	685,301
	Rainbow Chicken, Ltd.	420,946	653,535
*	Randgold & Exploration Co., Ltd.	60,670	87,482
	Redefine Income Fund, Ltd.	34,692	34,830
	Reunert, Ltd.	278,728	2,869,397
	Santam, Ltd.	123,921	1,836,969
	Shoprite Holdings, Ltd.	676,148	2,195,426
	Spur Corp., Ltd.	113,881	169,804
*	Sun International, Ltd.	138,482	2,090,454
	Super Group, Ltd.	723,485	1,458,178
	Tiger Wheels, Ltd.	97,401	355,435
	Tongaat-Hulett Group, Ltd.	230,678	3,442,358
	Tourism Investment Corp., Ltd.	1,286,533	341,599
	Trans Hex Group, Ltd.	133,914	267,842
	Trencor, Ltd.	305,298	1,164,857
	Truworths International, Ltd.	449,776	1,898,221
	UCS Group, Ltd.	144,872	45,513
	Unitrans, Ltd.	65,023	437,061
	Value Group, Ltd.	159,491	80,930
*	Western Areas, Ltd.	290,476	1,783,744
	Wilson Bayly Holme-Ovcon, Ltd.	98,272	836,616

TOTAL — SOUTH AFRICA			84,099,959

INDIA — (11.4%)
COMMON STOCKS — (11.4%)
	Aban Loyd Chiles Offshore, Ltd.	53,856	998,433
	Adani Exports, Ltd.	505,334	650,364
	Aftek Infosys, Ltd.	125,900	259,180
*	Agro Tech Foods, Ltd.	24,588	75,502
	Alembic, Ltd.	23,494	202,416
	Alfa Laval (India), Ltd.	24,990	563,305
	Alok Industries, Ltd.	197,345	333,333
	Alstom Projects India, Ltd.	150,147	1,108,770
	Amtek Auto, Ltd.	156,994	1,228,541

11

	Apollo Hospitals Enterprise, Ltd.	94,015	1,121,709
	Apollo Tyres, Ltd.	33,724	226,373
*	Aptech, Ltd.	63,975	176,185
	Arvind Mills, Ltd.	117,822	262,269
	Asahi India Glass, Ltd.	319,030	802,050
	Asian Hotels, Ltd.	17,511	222,113
*	Astra Microwave Products, Ltd.	61,877	263,953
	Aurobindo Pharmaceuticals, Ltd.	98,233	1,230,896
	Automotive Axles, Ltd.	10,985	146,167
	Avaya Globalconnect, Ltd.	4,054	41,095
*	Bajaj Auto Finance, Ltd.	11,051	137,305
*	Bajaj Hindusthan, Ltd.	201,437	1,746,729
*	Balaji Telefilms, Ltd.	72,096	269,404
	Ballarpur Industries, Ltd.	340,543	974,757
	Balmer Lawrie & Co., Ltd.	19,055	247,085
	Balrampur Chini Mills, Ltd.	462,940	1,579,184
*	Bank of Rajasthan, Ltd.	172,146	188,990
	Bannari Amman Sugars, Ltd.	8,473	247,330
	BASF India, Ltd.	29,908	155,578
*	Bata India, Ltd.	64,385	281,820
	Berger Paints India, Ltd.	379,303	621,648
	Birla Corp., Ltd.	190,628	1,108,362
*	Blue Dart Express, Ltd.	4,360	55,701
	Blue Star, Ltd.	8,238	108,820
	BOC India, Ltd.	52,078	177,989
	Bombay Dyeing & Manufacturing Co., Ltd.	79,721	671,321
	Bongaigaon Refinery & Petrochemicals, Ltd.	262,145	401,543
	Carborundum Universal, Ltd.	131,998	464,498
*	Century Enka, Ltd.	37,178	151,670
	CESC, Ltd.	164,998	1,009,204
	Chambal Fertilizers & Chemicals, Ltd.	850,651	794,869
	Cholamandalam Investment & Finance Co., Ltd.	183	844
*	CMC, Ltd.	9,436	24,424
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	127,489	281,933
	Dhampur Sugar Mills, Ltd.	42,742	213,511
*	Dishman Pharmaceuticals & Chemicals, Ltd.	20,000	91,474
	Divi’s Laboratories, Ltd.	25,761	995,213
*	D-Link (India), Ltd.	23,579	63,270
	E.I.D. - Parry (India), Ltd.	178,726	971,176
	EIH, Ltd.	21,086	313,549
*	Elder Pharmaceuticals, Ltd.	30,581	178,926
	Electrosteel Casings, Ltd.	10,307	82,112
*	Elgi Equipments, Ltd.	88,680	130,960
*	Esab India, Ltd.	31,753	327,613
*	Escorts, Ltd.	49,039	89,734
*	Essar Steel, Ltd.	336,481	295,803
	Essel Propack, Ltd.	29,391	226,652
*	Eveready Industries (India), Ltd.	102,289	275,505
*	Everest Industries, Ltd.	14,665	58,731
	Exide Industries, Ltd.	141,079	761,835
*	Fag Bearings (India), Ltd.	10,817	102,425
	FDC, Ltd.	240,148	271,449
	Federal Bank, Ltd.	98,733	380,437
	Finolex Cables, Ltd.	36,142	275,555

12

	Finolex Industries, Ltd.	175,018	297,303
	Geodesic Information Systems, Ltd.	70,083	333,640
*	Geometric Software Solutions Co., Ltd.	34,251	80,362
	GHCL, Ltd.	194,236	567,902
	GlaxoSmithKline Consumer Healthcare, Ltd.	17,047	242,754
*	Godfrey Phillips India, Ltd.	1,225	39,206
	Godrej Consumer Products, Ltd.	28,623	404,505
	Godrej Industries, Ltd.	85,830	799,886
*	Goetze (India), Ltd.	7,551	37,713
	Greaves Cotton, Ltd.	62,306	377,786
	GTL, Ltd.	202,967	513,437
	Gujarat Alkalies & Chemicals, Ltd.	91,169	309,785
	Gujarat Fluorochemicals, Ltd.	65,663	594,049
*	Gujarat Gas Co., Ltd.	12,531	393,871
	Gujarat Narmada Valley Fertilizers Co., Ltd.	231,207	663,926
	Gujarat State Fertilizers & Chemicals, Ltd.	98,313	423,186
	H.E.G., Ltd.	30,363	114,751
	Hexaware Technologies, Ltd.	234,745	723,334
	Hikal, Ltd.	6,470	84,331
*	Himachal Futuristic Communications, Ltd.	603,334	311,321
	Himatsingka Seide, Ltd.	42,644	134,295
	Hinduja TMT, Ltd.	72,150	618,847
*	Hindustan Construction Co., Ltd.	332,270	1,123,523
*	Hindustan Motors, Ltd.	280,005	224,241
	Hindustan Oil Exploration Co., Ltd.	75,445	251,541
*	Hotel Leelaventure, Ltd.	170,483	1,219,117
	I.B.P. Co., Ltd.	13,488	167,447
	ICI India, Ltd.	34,285	315,303
*	Igate Global Solutions, Ltd.	23,378	132,601
*	India Cements, Ltd.	239,743	760,681
*	India Glycols, Ltd.	36,189	134,402
	Indo Gulf Fertilisers, Ltd.	13,000	65,531
	Indo Rama Synthetics (India), Ltd.	136,867	230,895
	IndusInd Bank, Ltd.	354,821	401,374
*	Infotech Enterprises, Ltd.	9,531	109,856
	Ingersoll-Rand (India), Ltd.	27,419	233,938
	IPCA Laboratories, Ltd.	39,456	299,229
*	Ispat Industries, Ltd. Post Reconstruction	930,933	366,907
	IVRCL Infrastructures & Projects, Ltd.	43,467	1,012,102
	J.B. Chemicals & Pharmaceuticals, Ltd.	93,172	256,390
*	J.K. Industries, Ltd.	45,651	122,949
	Jammu & Kashmir Bank, Ltd.	55,164	635,033
	Jindal Poly Films, Ltd.	18,559	117,618
	Jindal Saw, Ltd.	86,416	861,688
*	Jindal Stainless, Ltd.	232,194	498,431
	K.S.B. Pumps, Ltd.	7,971	73,670
*	KEC Infrastructures, Ltd.	50,258	42,987
*	KEC International, Ltd.	50,258	344,002
	Kesoram Industries, Ltd.	62,405	232,866
	Kirloskar Oil Engines, Ltd.	135,831	601,755
	KPIT Cummins Infosystems, Ltd.	4,902	36,840
	Lakshmi Machine Works, Ltd.	915	391,264
	LIC Housing Finance, Ltd.	111,730	504,985
	Macmillan India, Ltd.	5,259	54,036

13

	Madras Cements, Ltd.	21,189	950,730
*	Maharashtra Scooters, Ltd.	4,550	36,291
	Maharashtra Seamless, Ltd.	49,814	651,760
	Mahavir Spinning Mills, Ltd.	69,940	559,953
	Marico, Ltd.	120,136	1,079,619
	Mastek, Ltd.	22,335	327,801
*	Max India, Ltd.	63,797	1,122,177
	McDowell & Co., Ltd.	111,334	1,483,769
*	Merck, Ltd.	19,556	249,227
	Micro Inks, Ltd.	11,233	117,173
	Monsanto India, Ltd.	5,829	250,690
	Moser Baer (India), Ltd.	46,530	231,890
	Motherson Sumi Systems, Ltd.	444,270	859,090
*	Mphasis BFL, Ltd.	214,746	835,542
	MRF, Ltd.	3,715	259,815
*	Mukand, Ltd.	111,752	211,881
*	Mysore Cements, Ltd.	177,562	123,842
	Nagarjuna Construction Co., Ltd.	144,639	1,000,383
*	Nagarjuna Fertilizers & Chemicals, Ltd.	375,414	126,790
*	Natco Pharma, Ltd.	26,720	83,220
*	National Organic Chemical Industries, Ltd.	189,660	110,662
*	Nelco, Ltd.	40,558	136,890
*	NIIT Technologies, Ltd.	29,451	115,552
*	Omax Autos, Ltd.	20,152	63,534
	Orchid Chemicals & Pharmaceuticals, Ltd.	75,486	548,013
	Panacea Biotec, Ltd.	110,695	797,827
	Pantaloon Retail India, Ltd.	3,093	120,570
*	Pentamedia Graphics, Ltd.	295,907	37,716
	Pidilite Industries, Ltd.	368,110	775,069
	Polaris Software Lab, Ltd.	146,792	359,085
*	Polyplex Corp., Ltd.	11,792	34,851
*	Pricol, Ltd.	44,997	42,487
*	Prism Cements, Ltd.	295,480	166,425
	PSL Holdings, Ltd.	19,596	117,400
*	PTC India, Ltd.	44,351	57,436
	Punjab Tractors, Ltd.	106,058	558,751
	Radico Khaitan, Ltd.	156,080	498,026
*	Rajasthan Spinning & Weaving Mills, Ltd.	18,261	51,705
*	Rallis India, Ltd.	12,553	93,399
	Raymond, Ltd.	7,451	73,177
*	Rico Auto India, Ltd.	168,931	328,083
	Rolta India, Ltd.	91,583	454,161
	Ruchi Soya Industries, Ltd.	8,771	61,882
	Shree Cement, Ltd.	46,419	699,249
	Shriram Transport Finance Co., Ltd.	52,049	135,825
*	Shyam Telecom, Ltd.	32,580	73,143
*	SKF India, Ltd.	16,851	106,745
*	Solectron Centum Electronics, Ltd.	8,714	48,001
*	Sonata Software, Ltd.	155,438	115,100
*	Srei Infrastructure Finance, Ltd.	119,598	167,703
	SRF, Ltd.	118,415	734,350
*	SSI, Ltd.	18,015	45,915
	Sterling Biotech, Ltd.	303,184	818,423
*	Sterlite Optical Technologies, Ltd.	57,319	122,532

14

	Strides Arcolab, Ltd.	31,079	244,261
	Subex Systems, Ltd.	31,610	280,588
	Sundaram-Clayton, Ltd.	2,690	53,941
	Sundram Fastners, Ltd.	232,526	808,284
	Tata Consultancy Services, Ltd.	14,716	561,658
	Tata Elxsi, Ltd.	45,372	197,152
*	Tata Investment Corp., Ltd.	22,818	214,898
*	The Karnataka Bank, Ltd.	71,801	171,413
*	The South India Bank, Ltd.	50,777	77,266
	Thermax, Ltd.	53,500	1,450,653
*	Tinplate Company of India, Ltd.	55,301	97,090
	Titan Industries, Ltd.	87,438	1,552,012
*	Torrent Pharmaceuticals, Ltd.	118,216	610,528
*	Torrent Power AEC, Ltd.	3,380	23,926
*	Trent, Ltd.	4,352	87,246
	Tube Investments of India, Ltd.	42,652	527,504
	TVS Motor Co., Ltd.	233,857	628,185
	Unichem Laboratories, Ltd.	26,642	176,811
	Unitech, Ltd.	3,833	146,017
*	Usha Martin, Ltd.	65,540	247,992
*	Uttam Galva Steels	57,257	53,448
	Varun Shipping Co.	152,251	251,592
*	Videocon Industries, Ltd.	5,902	55,601
	Visualsoft Technologies, Ltd.	34,083	150,002
	Voltas, Ltd.	59,216	1,097,054
*	Welspun India, Ltd.	69,889	162,095
*	Welspun-Gujarat Stahl Rohren, Ltd.	233,262	481,718
	Wyeth, Ltd.	38,457	544,379
*	Zensar Technologies, Ltd.	17,359	77,694
*	Zuari Industries, Ltd.	38,207	165,421
TOTAL COMMON STOCKS			78,036,743

RIGHTS/WARRANTS — (0.0%)
*	Titan Industries, Ltd. Rights 04/24/06	4,371	924

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	620,622	0

TOTAL — INDIA			78,037,667

TAIWAN — (11.4%)
COMMON STOCKS — (11.4%)
*	A.G.V. Products Corp.	374,000	75,205
*	Ability Enterprise Co., Ltd.	354,788	326,082
*	Abit Computer Co., Ltd.	131,260	2,670
*	Abocom Systems, Inc.	95,000	23,916
*	Acbel Polytech, Inc.	343,000	157,403
*	Accton Technology Corp.	582,000	305,330
	Advantech Co., Ltd.	188,821	514,560
	Altek Corp.	157,561	318,032
*	Ampoc Far East Co., Ltd.	93,000	32,546

15

	Amtran Technology Co., Ltd.	363,955	227,288
*	Arima Computer Corp.	1,013,000	231,680
*	Arima Optoelectronics Corp.	55,000	41,524
	Asia Polymer Corp.	221,936	87,146
	Asia Vital Components Co., Ltd.	167,980	80,196
*	Askey Computer Co., Ltd.	435,906	174,207
	Audix Co., Ltd.	86,679	122,953
	Aurora Corp.	195,250	109,141
	Avermedia Technologies, Inc.	119,718	159,763
	Avision, Inc.	143,291	113,604
	Bank of Kaohsiung Co., Ltd.	545,966	259,431
	Basso Industry Corp., Ltd.	162,052	339,235
*	Behavior Tech Computer Corp.	160,000	70,666
	Bes Engineering Corp.	1,484,572	181,711
*	Carnival Industrial Corp.	326,000	46,503
*	Cathay Real Estate Development Co., Ltd.	2,427,753	1,172,054
*	Central Insurance Co., Ltd.	63,600	30,233
	Central Reinsurance Co., Ltd.	215,667	76,245
	Cheng Loong Corp.	1,081,330	337,197
	Cheng Shin Rubber Industry Co., Ltd.	249,000	183,210
	Cheng Uei Precision Industry Co., Ltd.	304,852	964,165
*	Chenming Mold Industrial Corp.	87,000	34,515
*	Chia Hsin Cement Corp.	756,000	290,408
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	153,330	9,743
	Chia-I Industrial Co., Ltd.	341,000	54,588
	Chicony Electronics Co., Ltd.	351,402	324,592
*	Chien Shing Stainless Steel Co., Ltd.	56,000	12,746
	China Chemical & Pharmaceutical Co.	287,000	91,197
	China Electric Manufacturing Co., Ltd.	297,000	154,015
*	China General Plastics Corp.	361,000	91,900
*	China Hi-Ment Corp.	161,000	123,031
*	China Life Insurance Co., Ltd.	1,182,418	421,247
	China Man-Made Fiber Co., Ltd.	1,677,879	413,916
	China Metal Products Co., Ltd.	124,383	99,940
*	China Petrochemical Development Corp.	1,637,000	373,763
*	China Rebar Co., Ltd.	104,102	6,680
	China Steel Chemical Corp.	216,283	292,179
	China Synthetic Rubber Corp.	365,954	144,666
*	China United Trust & Investment Corp.	138,100	13,381
	Chinese Maritime Transport, Ltd.	84,000	46,505
*	Ching Feng Home Fashions Industries Co., Ltd.	110,000	29,118
	Chin-Poon Industrial Co., Ltd.	257,649	158,001
*	Chou Chin Industrial Co., Ltd.	42,180	0
	Chroma Ate, Inc.	281,119	270,932
*	Chun Yu Works & Co., Ltd.	69,000	16,075
	Chun Yuan Steel Industrial Co., Ltd.	399,300	184,355
	Chung Hsin Electric & Machinery Co., Ltd.	547,000	318,875
	Chung Hwa Pulp Corp.	541,594	201,046
	Clevo Co.	415,600	117,986
	Collins Co., Ltd.	251,000	77,242
	Compal Communications, Inc.	10,000	51,639
*	Compeq Manufacturing Co., Ltd.	1,172,000	527,677
	Continental Engineering Corp.	1,080,648	455,442
*	Cosmos Bank Taiwan	2,495,000	1,078,750

16

	CTCI Corp.	583,579	280,192
*	Cyberhome Entertainment Co., Ltd.	86,000	31,300
*	Da-Cin Construction Co., Ltd.	237,000	56,468
	Der Pao Construction Co., Ltd.	476,000	45,369
	Diamond Flower Electric Instrument Co., Ltd.	67,000	76,024
	D-Link Corp.	691,098	787,775
*	Eclat Textile Co., Ltd.	62,000	28,309
	Edom Technology Co., Ltd.	63,160	35,542
	Elan Microelectronics Corp.	305,902	140,852
	Elite Semiconductor Memory Technology, Inc.	152,992	166,740
*	Elitegroup Computer Systems Co., Ltd.	804,250	510,022
*	Enlight Corp.	221,000	68,130
*	EnTie Commercial Bank	2,290,246	655,937
	Epistar Corp.	197,943	349,171
*	ET Internet Technology Corp.	1,070,354	302,107
	Eten Information Systems, Ltd.	100,000	63,886
	Eternal Chemical Co., Ltd.	802,170	958,562
	Everest Textile Co., Ltd.	386,667	61,946
	Evergreen International Storage & Transport Corp.	1,300,000	509,344
	Everlight Chemical Industrial Corp.	320,000	100,811
	Everlight Electronics Co., Ltd.	318,084	722,165
*	Everspring Industry Co., Ltd.	52,530	9,454
*	Excel Cell Electronics Co., Ltd.	11,000	5,798
	Far Eastern Department Stores, Ltd.	1,602,150	809,107
	Far Eastern International Bank	1,851,863	808,429
	Federal Corp.	290,090	123,208
	Feng Hsin Iron & Steel Co., Ltd.	686,098	570,976
	Feng Tay Enterprise Co., Ltd.	538,225	583,730
*	FIC Global, Inc.	142,875	15,737
	First Copper Technology Co., Ltd.	62,000	18,561
	First Hotel	95,210	64,354
*	First Steamship Co., Ltd.	304,000	63,518
*	Formosa Epitaxy, Inc.	63,000	33,879
	Formosa International Hotels Corp.	232,500	471,242
	Formosa Taffeta Co., Ltd.	2,785,340	1,434,153
	Formosan Rubber Group, Inc.	426,000	171,022
	Fu Sheng Industrial Co., Ltd.	808,000	984,995
*	G Shank Enterprise Co., Ltd.	106,000	75,481
*	G.T.M. Corp.	135,000	47,400
	Giant Manufacture Co., Ltd.	333,170	622,998
*	Giga Storage Corp.	289,859	44,633
	Giga-Byte Technology Co., Ltd.	730,800	615,634
	Globe Union Industrial Corp.	178,640	143,561
	Gold Circuit Electronics, Ltd.	404,904	232,936
*	Goldsun Development & Construction Co., Ltd.	1,241,840	319,933
*	Gordon Auto Body Parts Co., Ltd.	124,000	57,348
*	Grand Pacific Petrochemical Corp.	503,000	115,624
*	Grape King, Inc.	108,000	28,649
	Great China Metal Industry Co., Ltd.	63,000	26,121
	Great Taipei Gas Co., Ltd.	406,000	152,912
	Great Wall Enterprise Co., Ltd.	290,890	95,649
	Greatek Co., Ltd.	427,505	488,059
	Hey Song Corp.	342,000	93,737
*	Hitron Technologies, Inc.	115,000	27,833

17

*	Ho Tung Holding Corp.	464,486	92,947
*	Hocheng Corp.	357,000	71,632
*	Hold-Key Electric Wire & Cable Co., Ltd.	149,000	28,094
	Hong Tai Electric Industrial Co., Ltd.	297,000	102,931
	Hsin Kuang Steel Co., Ltd.	139,024	73,065
	Hsinchu International Bank	637,670	347,243
	Hsing Ta Cement Co., Ltd.	183,000	50,704
	Hua Eng Wire & Cable Co., Ltd.	538,565	87,437
	Hung Poo Construction Corp.	224,000	158,203
*	Hung Sheng Construction Co., Ltd.	571,000	361,865
	Ichia Technologies, Inc.	266,470	206,133
	Infortrend Technology, Inc.	231,050	307,139
	Johnson Health Tech Co., Ltd.	141,000	679,824
	Jui Li Enterprise Co., Ltd.	126,000	36,027
*	K Laser Technology, Inc.	20,343	9,336
	Kang Na Hsiung Co., Ltd.	119,000	48,607
*	Kao Hsing Chang Iron & Steel Corp.	375,000	70,811
	Kaulin Manufacturing Co., Ltd.	68,670	58,498
	Kendra Rubber Industrial Co., Ltd.	379,359	163,940
	King Yuan Electronics Co., Ltd.	1,112,648	937,264
*	Kingdom Construction Co., Ltd.	360,000	81,624
*	King’s Town Construction Co., Ltd.	190,500	210,796
	Kinpo Electronics, Inc.	1,715,838	657,985
	Knowledge-Yield-Excellence Systems Corp.	172,876	140,404
*	Kuoyang Construction Co., Ltd.	225,000	63,739
*	Kwong Fong Industries Corp.	391,000	43,853
	Lan Fa Textile Co., Ltd.	213,000	35,255
	Largan Precision Co., Ltd.	89,250	1,660,604
*	Lead Data Co., Ltd.	351,920	51,505
*	Leadtek Research, Inc.	169,000	58,686
*	Lealea Enterprise Co., Ltd.	515,000	49,704
	Lee Chang Yung Chemical Industry Corp.	605,075	426,008
*	Lee Chi Enterprises Co., Ltd.	211,000	38,732
*	Lelon Co., Ltd.	29,170	12,207
*	Leofoo Development Co., Ltd.	231,000	128,022
*	Li Peng Enterprise Co., Ltd.	427,000	70,696
	Li Shin International Enterprise Corp.	27,605	21,704
*	Lien Chang Electronic Enterprise Co., Ltd.	88,000	30,576
	Lien Hwa Industrial Corp.	650,000	236,994
	Lingsen Precision Industries, Ltd.	254,000	80,125
	Long Bon Development Co., Ltd.	549,062	241,453
	Long Chen Paper Co., Ltd.	497,000	119,181
	Lucky Cement Corp.	312,000	67,616
*	Macronix International Co., Ltd.	5,760,000	745,255
*	Makalot Industrial Co., Ltd.	89,000	120,494
	Mayer Steel Pipe Corp.	76,000	38,739
*	Maywufa Co., Ltd.	92,000	28,469
	Meiloon Co., Ltd.	56,472	37,755
	Mercuries & Associates, Ltd.	112,455	22,894
*	Mercuries Data Co., Ltd.	53,292	10,477
	Merida Industry Co., Ltd.	84,800	53,266
	Merry Electronics Co., Ltd.	143,924	452,455
*	Microelectronics Technology, Inc.	357,000	100,046
	Micro-Star International Co., Ltd.	800,421	452,929

18

*	Microtek International, Inc.	160,000	19,464
*	Min Aik Technology Co., Ltd.	45,000	71,357
	Mirle Automation Corp.	77,000	77,751
	Mitac International Corp.	7,577	10,652
	Mitac Technology Corp.	270,000	197,674
	Mobiletron Electronics Co., Ltd.	83,000	43,884
*	Mustek Systems, Inc.	261,708	39,526
*	Nankang Rubber Tire Co., Ltd.	258,000	314,989
	Nantex Industry Co., Ltd.	144,000	56,560
	National Petroleum Co., Ltd.	324,824	237,143
*	New Asia Construction & Development Co., Ltd.	303,000	27,945
	Nien Hsing Textile Co., Ltd.	746,000	482,528
	Nien Made Enterprise Co., Ltd.	403,904	512,864
	Optimax Technology Corp.	552,674	680,494
*	Opto Tech Corp.	329,000	107,356
*	Orient Semiconductor Electronics, Ltd.	226,487	27,672
	Oriental Union Chemical Corp.	966,403	623,462
*	Pacific Construction Co., Ltd.	704,000	39,774
*	Pacific Electric Wire & Cable Corp.	726,000	11,634
	Pan Jit International, Inc.	130,745	64,447
*	Pan-International Industrial Corp.	468,875	638,222
*	Phihong Technology Co., Ltd.	220,884	126,480
	Phoenix Precision Technology Corp.	590,730	1,188,559
	Phoenixtec Power Co., Ltd.	494,725	478,597
*	Picvue Electronics, Ltd.	181,900	9,393
	Pihsiang Machinery Mfg. Co., Ltd.	199,534	311,532
*	Potrans Electrical Corp.	124,000	26,758
	Premier Image Technology Corp.	701,586	871,951
*	Primax Electronics, Ltd.	311,186	109,069
*	Prince Housing & Development Corp.	862,646	228,808
*	Procomp Informatics, Ltd.	21,675	0
*	Prodisc Technology, Inc.	1,000,199	136,099
*	Promise Technology, Inc.	100,000	35,163
	Radium Life Tech Corp.	197,640	79,524
	Ralec Electronic Corp.	136,000	75,824
	Realtek Semiconductor Corp.	851,550	933,724
*	Ritek Corp.	2,446,000	775,352
*	Ruentex Development Co., Ltd.	567,000	126,798
*	Ruentex Industries, Ltd.	733,000	251,339
*	Sampo Corp.	882,900	108,734
	San Fang Chemical Industry Co., Ltd.	44,770	24,235
	Sanyang Industrial Co., Ltd.	902,000	326,996
	Sanyo Electric Co., Ltd.	157,000	80,935
	SDI Corp.	104,000	46,563
*	Senao International Co., Ltd.	156,133	72,712
	Sheng Yu Steel Co., Ltd.	319,980	247,861
	Shihlin Electric & Engineering Corp.	687,000	519,707
*	Shihlin Paper Corp.	208,000	143,796
	Shinkong Co., Ltd.	191,000	77,803
*	Shinkong Synthetic Fibers Co., Ltd.	1,271,000	220,900
	Shinung Corp.	265,000	43,263
	Shuttle, Inc.	151,152	51,001
*	Silicon Integrated Systems Corp.	1,141,608	587,426
*	Sin Yih Ceramic Co., Ltd.	256,000	46,764

19

	Sincere Navigation Corp.	421,391	412,999
*	Sinkong Spinning Co., Ltd.	255,000	92,040
	Sintek Photronics Corp.	910,463	265,460
	Sinyi Realty, Inc.	157,800	275,813
	Siward Crystal Technology Co., Ltd.	54,000	30,683
*	Solelytex Enterprise Corp.	72,000	96,852
*	Solomon Technology Corp.	300,000	53,481
	Southeast Cement Co., Ltd.	498,700	96,259
*	SPI Electronic Co., Ltd.	78,000	94,348
	Spirox Corp.	57,747	52,812
	Springsoft, Inc.	172,459	248,878
	Standard Chemical & Pharmaceutical Co., Ltd.	83,000	52,518
	Standard Foods Taiwan, Ltd.	267,000	110,740
	Stark Technology, Inc.	177,100	72,704
	Sunonwealth Electric Machine Industry Co., Ltd.	114,613	47,407
	Sunplus Technology Co., Ltd.	259,000	312,539
	Sunrex Technology Corp.	281,033	307,768
*	Systex Corp., Ltd.	874,348	240,113
	Ta Chen Stainless Pipe Co., Ltd.	219,830	120,972
*	Ta Chong Bank, Ltd.	2,147,212	529,661
*	Ta Jung Transportation Co., Ltd.	384,000	82,740
	Ta Ya Electric Wire & Cable Co., Ltd.	472,986	116,774
	Ta Yih Industrial Co., Ltd.	34,000	29,531
	Tah Hsin Industrial Corp.	225,000	77,498
	Ta-I Technology Co., Ltd.	101,000	71,581
*	Taichung Commercial Bank	1,722,000	354,269
	Tainan Business Bank	1,113,701	353,313
	Tainan Enterprises Co., Ltd.	91,280	107,835
	Tainan Spinning Co., Ltd.	1,533,000	289,322
	Taita Chemical Co., Ltd.	176,000	40,541
*	Taitung Business Bank	201,000	27,163
	Taiwan Acceptance Corp.	220,480	183,155
	Taiwan Fire & Marine Insurance Co., Ltd.	228,602	106,608
*	Taiwan Flourescent Lamp Co., Ltd.	88,000	29,928
	Taiwan Fu Hsing Industrial Co., Ltd.	197,300	213,744
	Taiwan Green Point Enterprises Co., Ltd.	288,162	743,458
	Taiwan Hon Chuan Enterprise Co., Ltd.	20,607	13,177
	Taiwan Kai Yih Industrial Co., Ltd.	106,649	58,513
*	Taiwan Kolin Co., Ltd.	362,000	99,462
	Taiwan Life Insurance Co., Ltd	553,063	710,520
*	Taiwan Line Tek Electronic Co., Ltd.	67,000	27,725
	Taiwan Mask Corp.	282,720	132,544
	Taiwan Navigation Co., Ltd.	338,411	185,534
*	Taiwan Paiho Co., Ltd.	119,000	78,583
	Taiwan Polypropylene Co., Ltd.	248,615	139,466
*	Taiwan Pulp & Paper Corp.	251,000	46,933
	Taiwan Sakura Corp.	167,000	31,584
	Taiwan Secom Co., Ltd.	612,210	994,577
	Taiwan Sogo Shinkong Security Co., Ltd.	366,895	269,848
	Taiwan Styrene Monomer Corp.	508,680	230,335
*	Taiwan Tea Corp.	644,714	96,642
*	Taiyen Biotech Co., Ltd.	197,000	120,092
*	Teapo Electronic Corp.	188,000	36,982
*	Teco Electric & Machinery Co., Ltd.	2,204,000	679,143

20

	Tecom, Ltd.	206,114	84,283
	Test-Rite International Co., Ltd.	470,406	324,688
	Tex-Ray Industrial Co., Ltd.	99,000	30,139
	The Ambassador Hotel	334,000	274,261
*	The Chinese Bank	1,136,000	114,358
*	The Farmers Bank of China	2,225,887	557,999
	The First Insurance Co., Ltd.	190,600	66,439
	Thinking Electronic Industrial Co., Ltd.	42,000	29,500
	Ton Yi Industrial Corp.	1,917,280	372,557
	Tong Yang Industry Co., Ltd.	543,558	629,985
	Transcend Information, Inc.	394,342	726,717
	Tsann Kuen Enterprise Co., Ltd.	273,604	477,559
	TSRC Corp.	615,000	373,434
	Tung Ho Steel Enterprise Corp.	935,683	619,359
*	Twinhead International Corp.	60,504	6,828
	TYC Brother Industrial Co., Ltd.	179,036	111,682
	Tycoons Group Enterprise Co., Ltd.	384,000	61,773
*	Tyntek Corp.	75,000	31,507
*	Union Bank of Taiwan	2,503,488	656,432
*	Union Insurance Co., Ltd.	501,147	90,804
	Unitech Printed Circuit Board Corp.	255,650	102,117
	United Integration Service Co., Ltd.	167,323	124,466
*	Unity Opto Technology Co., Ltd.	106,000	110,568
*	Universal Cement Corp.	421,321	130,132
	Universal Scientific Industrial Co., Ltd.	647,414	212,098
*	Universal, Inc.	72,000	30,795
	UPC Technology Corp.	642,295	199,844
	USI Corp.	701,000	190,745
	U-TECH Media Corp.	198,000	38,422
*	Ve Wong Corp.	167,000	57,493
*	Via Technologies, Inc.	1,700,392	979,445
	Walsin Technology Corp., Ltd.	517,006	453,596
	Wan Hwa Enterprise Co., Ltd.	145,000	61,653
	Waterland Financial Holdings	2,734,000	889,890
*	Wei Chih Steel Industrial Co., Ltd.	433,000	54,890
*	Wei Chuan Food Corp.	396,000	107,588
	Weltrend Semiconductor, Inc.	155,529	56,438
	Wintek Corp.	60,357	84,886
*	Wistron Corp.	778,938	1,011,514
*	WPG Holdings Co., Ltd.	368,841	109,116
	Wus Printed Circuit Co., Ltd.	498,205	204,258
	Ya Hsin Industrial Co., Ltd.	983,427	904,441
*	Yageo Corp.	2,828,000	1,072,379
	Yeung Cyang Industrial Co., Ltd.	29,016	18,979
*	Yi Jinn Industrial Co., Ltd.	262,000	25,793
	Yieh Phui Enterprise Co., Ltd.	1,279,379	521,800
	Yosun Industrial Corp.	219,924	102,418
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,753,380	669,886
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	124,672	145,865
	Yung Shin Pharmaceutical Industrial Co., Ltd.	266,300	241,972
	Yung Tay Engineering Co., Ltd.	391,000	219,668
	Zig Sheng Industrial Co., Ltd.	298,378	54,948
	Zinwell Corp.	110,901	108,487
*	Zippy Technology Corp.	47,000	29,957

21

	Zyxel Communication Corp.	357,608	566,883
TOTAL COMMON STOCKS			77,515,282

RIGHTS/WARRANTS — (0.0%)
*	EnTie Commercial Bank Rights 03/17/06	311,542	0

TOTAL — TAIWAN			77,515,282

MALAYSIA — (7.0%)
COMMON STOCKS — (7.0%)
*	A&M Realty Berhad	32,500	12,660
	ACP Industries Berhad	34,000	6,948
	Affin Holdings Berhad	1,335,800	573,952
	Amalgamated Industrial Steel Berhad	11,250	1,629
*	AMBD Berhad	58,000	1,949
	Amway (Malaysia) Holdings Berhad	396,700	682,364
	Ann Joo Resources Berhad	179,000	48,206
*	Anson Perdana Berhad	10,000	121
*	Antah Holding Berhad	23,000	1,486
*	Aokam Perdana Berhad	37	6
	APM Automotive Holdings Berhad	147,300	94,656
*	Arab Malaysia Corp. Berhad	558,000	195,376
*	Asas Dunia Berhad	16,000	3,003
*	Asia Pacific Land Berhad	70,000	6,788
	Asiatic Development Berhad	2,323,500	1,860,906
	Avenue Assets Berhad	1,398,400	274,494
	Ayer Hitam Planting Syndicate Berhad	6,000	3,628
	Bandar Raya Developments Berhad	922,800	247,274
	Batu Kawan Berhad	302,400	650,867
*	Berjaya Capital Berhad	93,840	22,418
*	Berjaya Corp. Berhad	5,425,041	94,920
*	Berjaya Land Berhad	620,600	91,761
	Bernas Padiberas Nasional Berhad	935,800	385,239
	Bimb Holdings Berhad	208,200	68,260
*	Bintai Kinden Corp. Berhad	16,000	4,297
	Bolton Properties Berhad	96,000	18,796
	Boustead Holdings Berhad	1,707,100	872,716
	Boustead Properties Berhad	290,500	242,141
	Cahya Mata Sarawak Berhad	153,000	38,579
	Carlsberg Brewery Malaysia Berhad	943,100	1,409,516
	Cement Industries of Malaysia Berhad	48,800	24,788
	Chemical Co. of Malaysia Berhad	231,800	171,204
	Chin Teck Plantations Berhad	33,000	44,832
*	Compugates Holdings Berhad	600	287
*	Cosway Corp. Berhad	113,000	27,176
	Courts Mammoth Berhad	177,000	56,749
	Cycle & Carriage Bintang Berhad	15,000	9,376
*	Damansara Realty Berhad	65,000	1,931
*	Datuk Keramik Holdings Berhad	24,000	291
	Dijaya Corp. Berhad	96,000	20,408
	Diperdana Corp. Berhad	4,000	2,238
	Diversified Resources Berhad	2,238,100	830,121

22

	DNP Holdings Berhad	34,000	5,572
*	Dutch Lady Milk Industries Berhad	39,100	83,569
	Eastern & Oriental Berhad	72,000	18,906
*	Econstates Berhad	280,800	36,504
	Edaran Otomobil Nasional Berhad	529,000	426,955
*	Eng Kah Corp. Berhad	32,000	32,616
*	Engtex Group Berhad	105,900	26,084
	Esso Malaysia Berhad	256,900	172,159
*	Europlus Berhad	25,700	2,098
*	Faber Group Berhad	16,000	1,573
	Far East Holdings Berhad	47,400	39,563
*	FCW Holdings Berhad	24,000	1,321
*	Fountain View Development Berhad	808,200	76,834
	Fraser & Neave Holdings Berhad	430,600	705,687
	Globetronics Technology Berhad	2,514,600	236,751
	Glomac Berhad	264,700	86,143
	Gold IS Berhad	163,600	52,946
	Golden Hope Plantations Berhad Series A	784,788	882,898
*	Golden Plus Holdings Berhad	16,000	2,072
*	Gopeng Berhad	17,000	2,131
	Guiness Anchor Berhad	1,041,700	1,556,030
*	Gula Perak Berhad	170,975	8,230
	Guthrie Ropel Berhad	35,900	35,385
	Hap Seng Consolidated Berhad	752,300	378,711
	Heitech Padu Berhad	26,000	8,305
*	HIL Industries Berhad	56,810	5,462
*	HLG Capital Berhad	12,000	2,438
	Hock Seng Lee Berhad	44,160	35,100
	Hong Leong Industries Berhad	482,700	412,882
	Hong Leong Properties Berhad	605,800	102,444
	Hume Industries (Malaysia) Berhad	374,067	385,416
	Hwang-DBS (Malaysia) Berhad	97,500	38,469
	IGB Corp. Berhad	3,614,850	1,106,925
	IJM Plantations Berhad	37,600	11,840
*	Insas Berhad	226,000	17,058
	Island & Peninsular Berhad	2,093,340	805,768
*	Jaks Resources Berhad	1,000	135
	Jaya Jusco Stores Berhad	511,300	837,958
	Jaya Tiasa Holdings Berhad	283,600	176,657
*	Johan Holdings Berhad	30,000	928
	Johor Port Berhad	803,900	519,415
	Johore Tenggara Oil Palm Berhad	59,200	20,875
	JT International Berhad	550,600	620,425
	K & N Kenanga Holdings Berhad	287,300	40,506
	Keck Seng (Malaysia) Berhad	82,000	62,589
	KFC Holdings (Malaysia) Berhad	482,500	512,036
	Kian Joo Can Factory Berhad	202,200	175,153
	Kim Hin Industry Berhad	52,000	20,396
	KPJ Healthcare Berhad	62,000	26,697
*	Kretam Holdings Berhad	15,000	1,699
	Kris Components Berhad	98,863	89,868
	KSL Holdings Berhad	186,600	67,923
*	Kub Malaysia Berhad	586,500	52,009
	Kulim Malaysia Berhad	365,350	275,097

23

*	Kumpulan Hartanah Selangor Berhad	166,500	9,198
*	Kwantas Corp. Berhad	155,800	166,854
	Ladang Perbadanan-Fima Berhad	11,000	7,828
*	Land & General Berhad	180,000	7,967
	Landmarks Berhad	1,145,700	277,472
*	Leader Universal Holdings Berhad	69,000	6,735
	Leong Hup Holdings Berhad	270,000	192,207
	Lingkaran Trans Kota Holdings Berhad	1,077,500	821,433
	Lingui Development Berhad	712,800	182,173
	Lion Diversified Holdings Berhad	1,288,500	1,360,163
	Lion Industries Corp. Berhad	1,560,400	290,861
*	Liqua Health Corp. Berhad	173	12
	MAA Holdings Berhad	320,333	274,184
*	Magnum 4D Berhad	80,000	54,497
	Malayan Cement Berhad	1,642,250	329,508
*	Malaysia Aica Berhad	48,200	10,728
	Malaysia Building Society Berhad	35,000	6,013
	Malaysia Industrial Development Finance Berhad	2,255,000	635,889
*	Malaysian Bulk Carriers Berhad	536,400	329,226
	Malaysian Mosaics Berhad	280,300	126,109
	Malaysian National Reinsurance Berhad	455,000	470,002
	Malaysian Oxygen Berhad	433,000	1,456,218
*	Malaysian Resources Corp. Berhad	1,796,566	275,130
*	Mancon Berhad	12,000	2,810
	Manulife Insurance (M) Berhad	100,800	61,204
	Maruichi Malaysia Steel Tube Berhad	58,600	14,734
	Matsushita Electric Co. (Malaysia) Berhad	94,184	239,059
	MBM Resources Berhad	102,966	78,284
*	Media Prima Berhad	61,533	32,176
	Metro Kajang Holdings Berhad	58,800	13,205
	Mieco Chipboard Berhad	69,000	18,444
	MK Land Holdings Berhad	1,895,200	322,714
	MTD Infraperdana Berhad	3,284,300	930,075
*	MUI Properties Berhad	75,200	5,756
*	Mulpha International Berhad	3,252,350	616,241
*	Multi-Purpose Holdings Berhad	457,000	98,338
	Mycron Steel Berhad	14,650	2,691
	Naim Cendera Berhad	527,300	454,363
	Naluri Berhad	491,000	69,967
*	Nam Fatt Berhad	9,000	928
	Narra Industries Berhad	16,000	5,684
	NCB Holdings Berhad	1,147,200	771,573
	New Straits Times Press (Malaysia) Berhad	339,000	206,040
	Nikko Electronics Berhad	36,600	8,159
	NV Multi Corp. Berhad	129,500	15,026
*	NWP Holdings Berhad	112,000	11,470
	Nylex (Malaysia) Berhad	41,500	10,707
	OSK Holdings Berhad	1,179,371	419,283
	OSK Property Holdings Berhad	3,393	1,253
	Pacific & Orient Berhad	42,741	20,603
*	Pacificmas Berhad	25,800	41,637
*	Pan Malaysia Cement Works Berhad	192,000	21,867
*	Pan Malaysian Industries Berhad	818,000	14,366
*	Panglobal Berhad	14,000	7,122

24

	PBA Holdings Berhad	139,800	53,668
*	Pernas International Holdings Berhad	603,400	106,222
	Petaling Garden Berhad	190,600	73,089
	Phileo Allied Berhad	1,443,400	1,653,873
	PK Resources Berhad	14,000	2,005
*	Prime Utilities Berhad	3,000	360
*	Promet Berhad	52,000	0
	Puncak Niaga Holdings Berhad	1,113,600	786,991
	QL Resources Berhad	127,400	94,883
	QSR Brand Berhad	32,000	27,913
	Ramatex Berhad	292,700	200,928
	Ranhill Berhad	1,419,680	554,376
*	Ranhill Utilities Berhad	227,160	87,910
*	Rashid Hussain Berhad	182,000	34,003
*	Rekapacific Berhad	55,000	0
	Road Builders (Malaysia) Holdings Berhad	1,353,800	695,082
	Sapura Telecommunications Berhad	64,846	13,786
	Sarawak Enterprise Corp. Berhad	421,000	139,933
	Scomi Group Berhad	2,799,200	916,361
	Shangri-La Hotels (Malaysia) Berhad	114,000	41,719
	SHL Consolidated Berhad	75,000	23,314
	Sime Darby Berhad	84,500	140,933
*	Sime Engineering Services Berhad	279,100	66,649
	Sime UEP Properties Berhad	133,000	141,055
	Southern Acids (Malaysia) Berhad	41,000	19,635
	Southern Steel Berhad	262,900	57,950
*	SRI Hartemas Berhad	65,000	0
	Subur Tiasa Holdings Berhad	137,400	100,320
	Sunrise Berhad	734,420	335,117
	Sunway City Berhad	645,100	292,752
	Sunway Holdings, Inc. Berhad	1,203,500	148,793
	Supermax Corp. Berhad	153,550	154,361
	Suria Capital Holdings Berhad	186,000	26,881
	Symphony House Berhad	20,571	1,655
	Ta Ann Holdings Berhad	396,400	616,967
	TA Enterprise Berhad	2,638,300	447,254
*	Talam Corp. Berhad	12,850	791
*	Tamco Corp. Holdings Berhad	83,000	8,169
	Tan Chong Motor Holdings Berhad	1,993,300	808,741
*	Tanah Emas Corp. Berhad	65,000	9,949
	Tasek Corp. Berhad	87,600	49,982
*	Time Dotcom Berhad	1,413,800	175,611
	Top Glove Corp. Berhad	559,200	1,151,700
	Tradewinds (Malaysia) Berhad	290,600	196,337
*	Trengganu Development & Management Berhad	79,700	16,358
	Tronoh Mines Malaysia Berhad	610,500	578,413
	UAC Berhad	25,000	32,841
	Uchi Technologies Berhad	1,138,500	997,433
	UDA Holdings Berhad	459,400	246,496
	UEM World Berhad	3,342,200	418,048
	Unico-Desa Plantations Berhad	316,000	40,315
	Union Paper Holdings Berhad	70,000	11,141
	Uniphone Telecommunications Berhad	43,000	4,247
	Unisem (M) Berhad	1,074,400	508,594

25

	United Malacca Rubber Estates Berhad	74,200	87,547
	United Malayan Land Berhad	13,000	3,353
	United Plantations Berhad	723,700	1,383,180
*	Utama Banking Group Berhad	122,000	17,681
	Wah Seong Corp. Berhad	709,600	400,325
	Worldwide Holdings Berhad	52,000	27,239
	WTK Holdings Berhad	225,900	239,426
	Yeo Hiap Seng (Malaysia) Berhad	47,300	25,373
	Yu Neh Huat Berhad	404,500	138,127
TOTAL COMMON STOCKS			47,847,909

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	176,957	3,811
*	Malayan United Industries Berhad A2 08/03/13	176,957	3,334
*	Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares	1,840	224
TOTAL PREFERRED STOCKS			7,369

RIGHTS/WARRANTS — (0.0%)
*	Liqua Health Corp. Berhad Warrants 09/09/08	34	1
*	Melewar Industrial Group Berhad Warrants 06/14/10	11,720	568
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	1,826
TOTAL RIGHTS/WARRANTS			2,395

TOTAL — MALAYSIA			47,857,673

TURKEY — (6.8%)
COMMON STOCKS — (6.8%)
	Adana Cimento Sanayi Ticaret A.S.	745,860	863,432
*	Ak-Al Tekstil A.S.	3,056	11,893
	Akcansa Cimento Sanayi ve Ticaret A.S.	309,894	2,505,020
*	Akenerji Elektrik Uretim A.S.	80,193	358,291
	Aksa Akrilik Kimya Sanayii A.S.	47,621	446,584
	Aksigorta A.S.	324,225	3,407,296
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	9,763	32,177
*	Aktas Elektrik Ticaret A.S.	370	42,237
	Alarko Carrier Sanayii ve Ticaret A.S.	14,579	244,305
*	Alarko Holding A.S.	26,419	1,286,170
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	24,197	161,263
	Alkim Alkali Kimya A.S.	27,197	138,616
*	Alkim Kagitt A.S.	25,977	31,926
*	Alternatifbank A.S.	98,944	234,784
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	21,960	46,092
*	Anadolu Anonim Turk Sigorta Sirketi A.S.	184,498	661,996
	Anadolu Cam Sanayii A.S.	277,157	1,450,363
	Anadolu Hayat Sigorta A.S.	74,683	366,655
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	15,586	265,946
*	Ayen Enerji A.S.	161,469	452,767
	Aygaz A.S.	83,805	388,667
	Bagfas Bandirma Gubre Fabrikalari A.S.	3,450	145,588
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	147,698	298,584

26

*	Bati Anabolu Cimento A.S.	110,525	700,078
*	Beko Elektronik A.S.	234,899	548,347
	Bolu Cimento Sanayii A.S.	223,471	589,072
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	36,993	395,705
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	205,147	227,671
*	Boyner Buyuk Magazacilik A.S.	122,086	328,639
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	5,857	433,058
*	BSH ev Aletleri Sanayi ve Ticaret A.S.	2,000	57,951
	Bursa Cimento Fabrikasi A.S.	57,680	856,207
*	Celebi Hava Servisi A.S.	28,354	814,642
	Cimsa Cimento Sanayi ve Ticaret A.S.	259,130	2,122,203
	Deva Holding A.S.	64,797	378,376
*	Dogan Gazetecilik A.S.	105,300	360,865
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	63,993	128,304
	Eczacibasi Ilac Sanayi ve Ticaret A.S.	294,407	1,109,082
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	116,012	410,602
*	Ege Plstik Ticaret ve Sanayi A.S.	14,342	12,806
*	EGE Seramik Sanayi ve Ticaret A.S.	58,218	98,294
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	229	172,837
*	Global Yatirim Holding A.S.	69,864	96,258
*	Goldas Kuyumculuk Sanayi A.S.	88,799	120,055
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	380,329
*	Goodyear Lastikleri T.A.S.	14,659	164,629
	GSD Holding A.S.	93,598	169,790
	Gubre Fabrikalari Ticaret A.S.	8,436	24,731
	Gunes Sigorta A.S.	68,999	239,164
*	Hektas Ticaret T.A.S.	31,846	39,915
	Hurriyet Gazetecilik ve Matbaacilik A.S.	184,673	772,207
	Ihlas Holding A.S.	485,407	309,439
*	Isiklar Ambalaj A.S.	6,417	11,918
*	Izmir Demir Celik Sanayii A.S.	57,269	141,066
	Izocam Ticaret Ve Sanayi A.S.	5,000	49,791
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	220,979	231,491
*	Karsu Tekstil Sanayii ve Ticaret A.S.	17,040	13,241
	Karton Sanayi ve Ticaret A.S.	1,698	222,432
*	Kav Danismanlik Pazarlama ve Ticaret A.S.	4,654	15,302
*	Kerevitas Gida Sanayii ve Ticaret A.S.	2,532	16,669
	Konya Cimento Sanayii A.S.	4,921	363,059
	Kordsa Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.	146,305	762,472
*	Kutahya Porselen Sanayii A.S.	2,617	76,043
	Mardin Cimento Sanayii ve Ticaret A.S.	121,637	869,246
*	Marmari Marti Otel Isletmeleri A.S.	74,523	150,207
*	Marshall Boya ve Vernik Sanayii A.S.	6,470	156,513
*	Medya Holdings A.S.	15,849	83,225
*	Menderes Tekstil Sanayi ve Ticaret A.S.	104,549	94,290
*	Merko Gida Sanayi ve Ticaret A.S.	10,580	13,937
	Migros Turk A.S.	81,518	1,069,025
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	13,329	48,125
*	Mudurnu Tavukculuk A.S.	1,740	596
	Multu Aku ve Malzemeleri Sanayi A.S.	32,067	41,653
*	Nergis Holding A.S.	1,784	5,023
*	Net Holding A.S.	47,826	15,697
*	Net Turizm Ticaret ve Sanayi A.S.	33,828	32,154
	Nortel Networks Netas Telekomuenikasyon A.S.	8,756	311,307

27

	Olmuksa International Paper Sabanci Ambalaj Sanayi ve Ticaret A.S.	20,976	64,548
	Otobus Karoseri Sanayi A.S.	44,321	471,632
	Pinar Entegre et ve Un Sanayii A.S.	44,878	99,132
	Pinar Sut Mamulleri Sanayii A.S.	35,215	161,198
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,641
*	Sanko Pazarlama Ithalat Ihracat A.S.	48,903	151,798
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	90,998	231,358
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	373,182	400,472
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	6,570	7,008
*	Tansas Perakende Magazacilik Ticaret A.S.	464,813	948,667
*	Tat Konserve Sanayii A.S.	63,787	135,738
*	Tekstil Bankasi A.S.	141,031	345,689
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	39,939	89,816
	Tofas Turk Otomobil Fabrikasi A.S.	325,650	1,075,768
	Trakya Cam Sanayii A.S.	303,163	1,314,169
	Turk Demir Dokum Fabrikalari A.S.	60,749	563,307
*	Turk Dis Ticaret Bankasi A.S.	649,574	3,693,511
	Turk Ekonomi Bankasi A.S.	32,820	715,719
	Turk Pirelli Kablo ve Sistemleri A.S.	39,702	148,020
	Turk Sise ve Cam Fabrikalari A.S.	393,110	1,846,742
	Ulker Gida Sanayi ve Ticaret A.S.	260,684	1,118,621
	USAS Ucak Servisi A.S.	71,628	480,613
	Uzel Makina Sanayii A.S.	156,941	454,426
*	Vakif Finansal Kiralama A.S.	5,450	28,476
*	Vestel Elektronik Sanayi ve Ticaret A.S.	94,186	409,224
	Yunsa Yunlu Sanayi ve Ticaret A.S.	10,027	17,209
	Zorlu Enerji Elektrik Uretim A.S.	100,448	427,083

TOTAL — TURKEY			46,097,975

MEXICO — (6.3%)
COMMON STOCKS — (6.3%)
	Consorcio Ara S.A. de C.V.	1,015,200	4,312,783
*	Consorcio Hogar S.A. de C.V. Series B	325,000	108,592
	Controladora Comercial Mexicana S.A. de C.V. Series B	2,191,700	3,954,475
*	Corporacion Geo S.A. de C.V. Series B	1,468,700	5,748,611
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	910,372	1,825,089
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,623	316
	Corporativo Fragua S.A. de C.V. Series B	31	166
*	Desc S.A. de C.V. Series B	196,367	239,952
	Embotelladora Arca S.A. de C.V., Mexico	1,658,900	3,943,352
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	17,699
*	Empresas ICA S.A. de C.V	1,082,108	3,269,567
	Gruma S.A. de C.V. Series B	1,069,600	3,421,699
*	Grupo Aeroporturio del Sureste S.A. de C.V.	592,200	1,993,410
	Grupo Cementos de Chihuahua S.A. de C.V.	650,000	1,984,439
	Grupo Continental S.A. de C.V.	902,000	1,537,060
	Grupo Corvi S.A. de C.V. Series L	100,000	28,353
	Grupo Elektra S.A. de C.V.	128,500	1,459,809
*	Grupo Herdez S.A. de C.V.	107,000	97,041
	Grupo Industrial Maseca S.A. de C.V. Series B	510,000	355,418
	Grupo Industrial Saltillo S.A. de C.V.	176,552	212,368

28

*	Grupo Iusacell S.A. de C.V.	61,505	183,253
*	Grupo Nutrisa S.A. de C.V.	188	180
	Grupo Posadas S.A. de C.V. Series L	199,000	180,477
*	Grupo Qumma S.A. de C.V. Series B	105,334	1,810
*	Grupo Tribasa S.A. de C.V.	67,110	0
	Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)	76,000	243,055
	Industrias Penoles S.A. de C.V.	285,400	1,817,296
*	Industrias S.A. de C.V. Series B	1,138,148	2,575,094
*	Jugos del Valle S.A. de C.V. Series B	50,900	109,332
*	Movilaccess S.A. de C.V. Series B	13,489	77,425
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	1,443
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	2,127
*	Savia S.A. de C.V.	610,700	121,586
	TV Azteca S.A. de C.V. Series A	3,367,300	2,157,001
	Vitro S.A. de C.V.	875,900	978,332

TOTAL — MEXICO			42,958,610

ISRAEL — (4.8%)
COMMON STOCKS — (4.8%)
*	Afcon Industries, Ltd.	795	3,636
	Albad Massuot Yitzhak, Ltd.	13,957	119,167
	Alony Hetz Properties & Investments, Ltd.	136,503	456,112
*	Alvarion, Ltd.	131,965	1,229,145
	American Israeli Paper Mills, Ltd.	7,511	333,896
	Analyst I.M.S.	18,043	177,405
*	AudioCodes, Ltd.	95,696	1,107,743
	Azorim Investment Development & Construction Co., Ltd.	76,479	795,983
*	Baran Group, Ltd.	14,481	160,787
*	Beit Shemesh Engines Holdings (1997), Ltd.	3,351	8,908
	Blue Square Chain Stores Properties & Investments, Ltd.	43,471	389,462
	Blue Square Israel, Ltd.	100,987	1,035,830
*	C Mer Industries, Ltd.	12,927	128,038
*	Cham Foods (Israel), Ltd.	14,289	12,246
	CLAL Industries, Ltd.	174,431	806,380
*	Compugen, Ltd.	11,938	47,882
	Dan Vehicle & Transportation	27,630	117,328
	Danya Cebus, Ltd.	29,719	168,446
	Delek Automotive Systems, Ltd.	223,460	1,448,694
	Delek Drilling LP, Ltd.	1,257,523	495,997
*	Delta Galil Industries, Ltd.	35,996	227,635
	Direct Insurance - I.D.I. Insurance Co., Ltd.	95,622	240,054
*	Discount Mortgage Bank, Ltd.	1,320	159,708
	Elbit Medical Imaging, Ltd.	59,719	977,067
*	Electra (Israel), Ltd.	7,329	613,907
*	Electra Consumer Products	41,717	239,314
*	Electronics Line, Ltd.	3,169	9,096
	Elron Electronic Industries, Ltd.	64,789	680,612
*	Feuchtwanger Investments 1984, Ltd.	4,200	11
*	First International Bank of Israel, Ltd.	473,321	966,982
	FMS Enterprises Migun, Ltd.	19,621	853,036
	Formula Systems (1985), Ltd.	27,602	286,092

29

*	Formula Vision Technologies, Ltd.	1,604	1,107
	Frutarom	128,445	955,277
	Gachelet Investment Co., Ltd.	22,725	230,758
*	Granite Hacarmel Investments, Ltd.	19,200	23,979
*	Hamlet (Israel-Canada), Ltd.	12,751	59,368
*	Housing & Construction Holding Co., Ltd.	837,336	631,999
	Industrial Building Corp., Ltd.	541,431	749,493
*	Israel Land Development Co., Ltd.	55,310	190,161
	Israel Petrochemical Enterprises, Ltd.	60,196	475,954
	Israel Salt Industries, Ltd.	73,256	443,127
	Ituran, Ltd.	35,411	585,023
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	10,547	87,271
	Knafaim-Arkia Holdings, Ltd.	24,431	259,409
	Leader Holding & Investments, Ltd.	61,929	115,832
*	Lipman Electronic Engineering, Ltd.	39,430	950,034
*	Magal Security Systems, Ltd.	14,398	171,738
*	Magic Software Enterprises, Ltd.	35,590	58,568
*	Matav-Cable Systems Media, Ltd.	72,776	535,116
	Medtechnica, Ltd.	14,470	60,272
*	Metalink, Ltd.	32,556	147,125
*	Middle East Tube Co., Ltd.	19,000	24,000
	Miloumor, Ltd.	12,658	39,008
	Mivtach Shamir Holdings, Ltd.	15,410	239,565
*	Naphtha Israel Petroleum Corp.	105,630	28,825
*	Neto M.E. Holdings, Ltd.	4,895	50,086
*	Nice Systems, Ltd.	28,424	1,480,338
	Nisko Industries (1992), Ltd.	6,691	41,142
*	OCIF Investments and Development, Ltd.	3,902	72,516
*	Orckit Communications, Ltd.	22,722	578,462
	Ormat Industries, Ltd.	238,897	2,087,178
	Osem Investment, Ltd.	16,000	122,375
*	Packer Plada, Ltd.	844	37,576
	Property and Building Corp., Ltd.	9,425	902,391
*	RADVision, Ltd.	36,193	743,901
	Rapac Electronics, Ltd.	6,000	15,955
	Rapac Technologies (2000), Ltd.	6,000	40,244
*	Retalix, Ltd.	46,554	1,146,349
*	Scitex Corp., Ltd.	73,337	421,207
	Shrem Fudim Kelner & Co., Ltd.	37,724	133,455
	Spectronix, Ltd.	5,000	18,226
	Suny Electronic Inc., Ltd.	76,519	279,068
	Super-Sol, Ltd. Series B	449,336	1,213,994
	Tadiran Communications, Ltd.	28,622	879,308
*	Team Computer & Systems, Ltd.	1,400	15,189
	Telsys, Ltd.	9,661	48,326
*	Tower Semiconductor, Ltd.	138,636	191,628
*	TTI Team Telecom International, Ltd. ADR	2,940	11,319
*	Union Bank of Israel, Ltd.	114,974	623,944
*	Urdan Industries, Ltd.	181,956	110,767
*	Ytong Industries, Ltd.	52,500	44,694
TOTAL COMMON STOCKS			32,669,246

30

RIGHTS/WARRANTS — (0.0%)
*	Alony Hetz Properties & Investments, Ltd. Warrants 11/20/07	16,263	25,034

TOTAL — ISRAEL			32,694,280

THAILAND — (3.8%)
COMMON STOCKS — (3.8%)
	A.J. Plast Public Co., Ltd. (Foreign)	166,500	13,112
*	Adkinson Securities Public Co., Ltd. (Foreign)	277,250	73,725
*	Advance Agro Public Co., Ltd. (Foreign)	809,000	542,988
	Aeon Thana Sinsap (Thailand) Public Co., Ltd. (Foreign)	142,500	150,297
	Amata Corp. Public Co., Ltd. (Foreign)	2,369,800	1,072,500
	Asia Plus Securities Public Co., Ltd. (Foreign)	5,068,950	601,379
	Asian Property Development Public Co., Ltd. (Foreign)	4,535,100	491,660
	Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)	1,282,233	777,012
	Bangkok Expressway Public Co., Ltd. (Foreign)	1,170,400	664,354
	Bangkok Insurance Public Co., Ltd. (Foreign)	65,180	486,642
*	Bangkok Land Public Co., Ltd. (Foreign)	14,748,970	286,607
*	Bangkok Rubber Public Co., Ltd. (Foreign)	14,600	926
	Big C Supercenter Public Co., Ltd. (Foreign)	87,000	73,408
	Bumrungrad Hospital Public Co., Ltd. (Foreign)	1,043,800	894,076
	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)	5,498,000	517,326
	Capital Nomura Securities Public Co., Ltd. (Foreign)	46,000	50,575
*	Central Paper Industry Public Co., Ltd. (Foreign)	19,800	1,063
	Central Pattana Public Co., Ltd. (Foreign)	3,668,000	1,688,162
	Central Plaza Hotel Public Co., Ltd. (Foreign)	79,000	70,698
	Ch. Karnchang Public Co., Ltd. (Foreign)	2,746,200	793,456
	Charoong Thai Wire & Cable Public Co., Ltd. (Foreign)	130,000	23,434
*	Compass East Industry (Thailand) Public Co., Ltd. (Foreign)	122,000	7,986
	Dynasty Ceramic Public Co., Ltd. (Foreign)	503,700	247,278
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	1,592,000	163,637
	Erawan Group Public Co., Ltd. (Foreign)	523,680	40,170
	Fancy Wood Industries Public Co., Ltd. (Foreign)	260,800	28,007
*	GFPT Public Co., Ltd. (Foreign)	71,400	29,210
	GMM Grammy Public Co., Ltd. (Foreign)	928,000	296,599
*	Golden Land Property Development Public Co., Ltd. (Foreign)	485,616	136,583
	Hana Microelectronics Public Co., Ltd. (Foreign)	1,851,409	1,325,478
	Hermraj Land & Development Public Co., Ltd. (Foreign)	6,804,400	186,160
	Home Product Center Public Co., Ltd. (Foreign)	824,100	167,517
	ICC International Public Co., Ltd. (Foreign)	204,600	215,141
*	International Broadcasting Corp. Public Co., Ltd. (Foreign)	975,170	654,518
*	International Engineering Public Co., Ltd. (Foreign)	20,000	2,455
*	ITV Public Co., Ltd. (Foreign)	2,785,600	754,982
*	Jasmine International Public Co., Ltd. (Foreign)	11,560,900	141,888
*	K.R. Precision Public Co., Ltd. (Foreign)	1,736,198	211,309
	Kang Yong Electric Public Co., Ltd. (Foreign)	7,200	11,230
	KCE Electronics Public Co., Ltd. (Foreign)	204,000	29,992
*	Keppel Thai Properties Public Co., Ltd. (Foreign)	8,360	1,026
	KGI Securities One Public Co., Ltd. (Foreign)	3,394,946	203,124
	Kiatnakin Finance Public Co., Ltd. (Foreign)	234,600	224,942
	Krungthai Card Public Co., Ltd. (Foreign)	285,900	184,581
	Laguna Resorts & Hotels Public Co., Ltd. (Foreign)	32,200	40,343
	Loxley Public Co., Ltd. (Foreign)	2,984,620	207,573

31

	LPN Development Public Co., Ltd. (Foreign)	415,250	46,292
	Major Cineplex Group Public Co., Ltd. (Foreign)	1,401,900	552,014
	MBK Development Public Co., Ltd. (Foreign)	278,800	338,609
	Media of Medias Public Co., Ltd. (Foreign)	9,100	1,512
	MFC Asset Management Public Co., Ltd. (Foreign)	5,000	3,707
*	Mida Assets Public Co., Ltd.	484,400	27,001
*	Millennium Steel Public Co., Ltd. (Foreign)	7,656,100	221,207
	MK Real Estate Development Public Co., Ltd. (Foreign)	472,260	35,742
	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	17,000	113,015
*	Nakornthai Strip Mill Public Co., Ltd. (Foreign)	13,202,000	199,161
	Nation Multimedia Group Public Co., Ltd. (Foreign)	146,259	38,893
	National Finance and Securities Public Co., Ltd. (Foreign)	1,530,800	583,199
*	Natural Park Public Co., Ltd. (Foreign)	15,005,100	383,664
	Noble Development Public Co., Ltd. (Foreign)	260,100	33,585
*	Pacific Assets Public Co., Ltd. (Foreign)	141,000	13,411
	Padaeng Industry Public Co., Ltd. (Foreign)	73,800	42,646
	Patum Rice Mill & Granary Public Co., Ltd. (Foreign)	5,500	3,699
	Phatra Insurance Public Co., Ltd. (Foreign)	10,000	38,098
*	Picnic Gas & Engineering Public Co., Ltd. (Foreign)	1,043,600	18,145
*	Power Line Engineering Public Co., Ltd.	238,000	54,160
	Quality Houses Public Co., Ltd. (Foreign)	9,448,600	292,324
	Regional Container Lines Public Co., Ltd. (Foreign)	869,900	516,024
*	Robinson Department Store Public Co., Ltd. (Foreign)	18,525	4,500
	Rojana Industrial Park Public Co., Ltd. (Foreign)	276,000	83,979
	Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)	350,000	152,135
	Saha-Union Public Co., Ltd. (Foreign)	279,500	120,776
*	Sahaviriya Steel Industries Public Co., Ltd. (Foreign)	6,198,600	180,680
	Samart Corporation Public Co., Ltd. (Foreign)	1,146,900	227,269
	Sammakorn Public Co., Ltd. (Foreign)	75,000	5,638
	Sansiri Public Co., Ltd. (Foreign)	1,402,566	129,103
	Seamico Securities Public Co., Ltd. (Foreign)	978,022	106,530
	Serm Suk Public Co., Ltd. (Foreign)	10,000	5,433
*	Shinawatra Satellite Public Co., Ltd. (Foreign)	2,372,000	764,183
	Siam Food Products Public Co., Ltd. (Foreign)	9,000	10,355
	Siam Industrial Credit Public Co., Ltd. (Foreign)	352,862	50,976
	Siam Makro Public Co., Ltd. (Foreign)	512,100	916,569
	Sino-Thai Engineering & Construction Public Co., Ltd. (Foreign)	1,616,500	450,520
	Sri Trang Agro Industry Public Co., Ltd. (Foreign)	79,198	25,515
	Srithai Superware Public Co., Ltd. (Foreign)	16,400	3,334
*	STP & I Public Co., Ltd. (Foreign)	138,700	8,653
*	Sun Tech Group Public Co., Ltd. (Foreign)	3,536	1,947
	Supalai Public Co., Ltd. (Foreign)	1,009,633	83,125
*	SVI Public Co., Ltd. (Foreign)	122,266	31,887
*	Tanayong Public Co., Ltd. (Foreign)	378,521	6,673
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	1,857,400	802,610
	Thai Reinsurance Public Co., Ltd. (Foreign)	660,300	90,325
	Thai Rung Union Car Public Co., Ltd. (Foreign)	165,000	24,048
	Thai Stanley Electric (Thailand) Public Co., Ltd. (Foreign)	153,600	573,398
	Thai Vegetable Oil Public Co., Ltd. (Foreign)	482,600	127,097
	Thai Wacoal Public Co., Ltd. (Foreign)	78,000	67,559
*	Thai-German Ceramic Industry Public Co., Ltd. (Foreign)	361,000	16,615
*	Ticon Industrial Connection Public Co., Ltd. (Foreign)	355,200	144,405
*	Tipco Asphalt Public Co., Ltd. (Foreign)	136,590	64,261
	TIPCO Foods (Thailand) Public Co., Ltd. (Foreign)	162,382	17,936

32

	TISCO Finance Public Co., Ltd. (Foreign)	745,900	538,780
*	TT&T Public Co., Ltd. (Foreign)	7,453,700	598,431
*	Tuntex (Thailand) Public Co., Ltd. (Foreign)	126,728	6,221
	Tycoons Worldwide Group Public Co., Ltd. (Foreign)	804,700	167,689
	United Palm Oil Industry Public Co., Ltd. (Foreign)	21,000	16,377
	Vanachai Group Public Co., Ltd. (Foreign)	2,859,066	405,723
	Vinythai Public Co., Ltd. (Foreign)	2,273,034	569,566
TOTAL COMMON STOCKS			25,942,058

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006	217,330	0
*	Mida Assets Public Co., Ltd. Warrants 02/08/09	193,760	0
TOTAL RIGHTS/WARRANTS			0

TOTAL — THAILAND			25,942,058

INDONESIA — (3.1%)
COMMON STOCKS — (3.1%)
*	PT Artha Graya Investama Sentral Tbk	4,773,000	40,693
	PT Asahimas Flat Glass Tbk	1,182,000	459,926
	PT Astra Agro Lestari Tbk	5,410,000	3,458,081
	PT Astra Graphia Tbk	4,549,000	148,020
	PT Bank Pan Indonesia Tbk	11,436,000	538,377
*	PT Batu Buana Tbk	77,715	635
	PT Berlian Laju Tanker Tbk	11,737,700	1,769,407
	PT Bhakti Investama Tbk	9,031,500	167,106
	PT Branta Mulia Tbk	66,000	9,020
*	PT Budi Acid Jaya Tbk	1,449,000	15,680
*	PT Charoen Pokphand Indonesia Tbk	3,406,500	133,110
*	PT Ciputra Surya Tbk	2,461,000	130,377
	PT Citra Marga Nusaphala Persada Tbk	6,649,500	604,844
	PT Clipan Finance Indonesia Tbk	3,133,000	113,447
*	PT Davomas Adabi Tbk	20,960,000	203,544
*	PT Dharmala Intiland Tbk	277,400	6,289
	PT Dynaplast Tbk	1,038,000	118,128
	PT Enseval Putera Megatrading Tbk	6,380,000	503,375
*	PT Eterindo Wahanatama Tbk	397,000	6,903
*	PT Ever Shine Textile Tbk	4,029,640	37,301
*	PT GT Petrochem Industries Tbk	4,839,000	169,173
*	PT Hero Supermarket Tbk	33,000	21,383
*	PT Indal Aluminium Industry Tbk	47,000	711
*	PT Indocement Tunggal Prakarsa Tbk	936,500	448,206
	PT Indofood Sukses Makmur Tbk	10,259,000	932,819
	PT Indorama Synthetics Tbk	2,211,000	110,548
	PT Jaya Real Property Tbk	393,500	78,957
	PT Kalbe Farma Tbk	31,862,238	4,695,946
*	PT Karwell Indonesia Tbk	138,000	2,104
*	PT Kawasan Industry Jababeka Tbk	43,401,000	516,926
*	PT Keramika Indonesia Assosiasi Tbk	100,000	1,906
	PT Lautan Luas Tbk	1,887,500	102,227
	PT Lippo Karawaci Tbk	889,500	176,102
	PT Matahari Putra Prima Tbk	3,217,500	275,143

33

	PT Mayorah Indah Tbk	2,473,500	196,083
	PT Medco Energi International Tbk	548,000	245,727
	PT Metrodata Electronics Tbk	3,981,000	32,324
*	PT Modern Photo Tbk	40,000	2,352
*	PT Mulia Industrindo Tbk	542,000	10,308
	PT Mustika Ratu Tbk	723,000	20,755
*	PT Pakuwon Jati Tbk	63,000	3,190
*	PT Panasia Indosyntec Tbk	79,000	3,549
	PT Panin Insurance Tbk	7,979,000	250,010
*	PT Pioneerindo Gourmet International Tbk	29,000	1,263
*	PT Prasidha Aneka Niaga Tbk	84,000	732
	PT Pudjiadi Prestige, Ltd. Tbk	45,500	917
	PT Ramayana Lestari Sentosa Tbk	584,500	46,241
	PT Selamat Semp Tbk	1,920,000	64,519
*	PT Semen Cibinong Tbk	702,000	47,049
	PT Semen Gresik Tbk	38,000	95,910
*	PT Sinar Mas Agro Resources & Technology Tbk	438,960	73,391
	PT Summarecon Agung Tbk	6,332,000	582,714
*	PT Sunson Textile Manufacturer Tbk	2,325,500	88,178
*	PT Suparma Tbk	2,400,000	44,536
*	PT Surabaya Agung Industri Pulp & Paper Tbk	64,500	2,810
*	PT Surya Dumai Industri Tbk	3,298,500	129,318
*	PT Suryamas Dutamakmur Tbk	125,000	1,906
	PT Tempo Scan Pacific Tbk	506,000	371,899
*	PT Texmaco Jaya Tbk	93,000	29,877
	PT Timah Tbk	1,549,500	344,111
	PT Trias Sentosa Tbk	9,198,400	144,464
	PT Trimegah Sec Tbk	9,961,000	161,685
	PT Tunas Ridean Tbk	1,987,000	138,435
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	10,621
	PT Unggul Indah Corp. Tbk	48,239	15,366
	PT United Tractors Tbk	4,690,760	2,018,564
*	PT Wicaksana Overseas International Tbk	28,560	264

TOTAL — INDONESIA			21,175,482

POLAND — (2.7%)
COMMON STOCKS — (2.7%)
*	Amica Wronki SA	25,532	173,599
*	Budimex SA	39,076	537,288
*	Cersanit SA	222,170	1,208,225
*	Computerland SA	19,360	585,695
	Debica SA	30,666	608,291
*	Echo Investment SA	26,204	1,834,628
	Elektrobudowa SA	3,155	42,760
	Fabryki Mebli Forte SA	55,216	253,986
*	Farmacol SA	61,368	852,363
*	Getin Holdings SA	153,266	366,273
*	Huta Ferrum SA	309	1,316
	Impexmetal SA	31,024	1,331,566
*	IVAX Corp.	24,547	677,521
	Kroscienskie Huty Szkla Krosno SA	20,000	45,141
	Lentex SA	13,464	64,010

34

*	LPP SA	1,709	396,116
*	MNI SA	31,325	99,353
*	Mostostal Export SA	42,087	28,174
*	Mostostal Siedlce SA	41,338	913,889
*	Mostostal Warszawa SA	18,600	78,126
*	Mostostal Zabrze Holding SA	18,293	16,546
	Netia Holdings SA	92,303	143,601
*	Ocean Company SA	8,530	322
*	Optimus SA	7,500	18,354
	Orbis SA	82,546	1,061,765
	Polska Grupa Farmaceutyczna SA	35,389	742,730
*	Polski Koncern Miesny Duda SA	89,402	399,483
	Prokom Software SA	32,433	1,534,454
*	Prosper SA	12,770	54,454
*	Provimi-Rolimpex SA	36,330	211,209
	Przedsiebiorstwo Farmaceutyczne JELFA SA	20,033	582,375
*	Raciborska Fabryka Kotlow SA	51,203	397,605
*	Softbank SA	71,863	915,629
*	Stalexport SA	203,776	166,153
*	Ster-Projekt SA	102,537	311,422
*	Vistula SA	6,256	91,086
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	9,026	358,772
	Zaklady Metali Lekkich Kety SA	24,947	949,178
	Zaklady Tluszcowe Kruszwica SA	35,269	452,564
TOTAL COMMON STOCKS			18,506,022

RIGHTS/WARRANTS — (0.0%)
*	Mostostal Warszawa SA Series A Rights 03/09/06	18,600	5,509

TOTAL — POLAND			18,511,531

CHILE — (2.1%)
COMMON STOCKS — (2.1%)
	Banmedica SA	422,000	367,134
	Cementos Bio-Bio SA	363,516	874,968
	Colbun SA	10,568,281	1,460,864
	Consumidores de Gas de Santiago SA	56,170	287,773
	Corpbanca SA	466,016,129	2,612,754
	Cristalerias de Chile SA	153,324	1,600,676
	Empresas Iansa SA	9,232,481	1,686,568
*	Farmacias Ahumada SA	176,276	410,998
*	Madeco Manufacturera de Cobre SA	14,534,460	1,263,915
	Parque Arauco SA	1,173,440	794,014
	Soquimic Comercial SA	371,856	97,053
	Sud Americana de Vapores SA	551,883	857,833
	Vina de Concha y Toro SA	1,141,452	1,666,112
	Vina San Pedro SA	10,717,777	105,675

TOTAL — CHILE			14,086,337

35

PHILIPPINES — (1.0%)
COMMON STOCKS — (1.0%)
	Alaska Milk Corp.	1,404,000	97,513
	Bacnotan Consolidated Industries, Inc.	122,234	20,337
*	Belle Corp.	20,937,000	397,620
*	C & P Homes, Inc.	647,700	21,913
*	Digital Telecommunications (Philippines), Inc.	20,973,000	364,919
	EDSA Properties Holdings, Inc.	1,759,970	26,553
*	EEI Corp.	1,108,000	27,763
*	Fil-Estate Land, Inc.	3,170,700	26,309
*	Filinvest Development Corp.	4,664,500	163,109
*	Filinvest Land, Inc.	32,247,562	756,703
	Ginebra San Miguel, Inc.	1,003,200	382,808
*	Global Equities, Inc.	886,462	1,197
*	House of Investments, Inc.	732,000	15,559
	International Container Terminal Services, Inc.	4,593,837	1,017,326
*	Ionics, Inc.	769,825	18,452
*	iVantage Corp.	593,400	9,241
	Keppel Philippines Marine, Inc.	610,000	8,942
*	Lepanto Consolidated Mining Co. Series B	2,310,000	11,522
*	Mabuhay Holdings Corp.	516,000	1,248
	Macroasia Corp.	2,237,500	57,580
*	Manila Jockey Club, Inc.	130,622	7,453
*	Megaworld Properties & Holdings, Inc.	26,212,200	695,456
*	Metro Pacific Corp.	38,543,860	245,006
*	Philex Mining Corp. Series B	150,000	5,253
*	Philippine Bank of Communications	14,726	22,075
*	Philippine National Bank	837,293	501,960
*	Philippine National Construction Corp.	173,000	8,533
	Philippine Savings Bank	317,212	214,747
*	Prime Orion Philippines, Inc.	2,920,000	13,422
	Republic Glass Holding Corp.	507,500	15,706
*	RFM Corp.	2,378,934	33,835
	Robinson’s Land Corp. Series B	3,402,000	426,885
	Security Bank Corp.	320,842	233,169
	SM Development Corp.	4,971,000	143,656
	Soriano (A.) Corp.	3,430,211	153,555
	Union Bank of the Philippines	47,500	30,742
*	United Paragon Mining Corp.	322,500	1,624
*	Universal Rightfield Property Holdings, Inc.	1,062,000	575
	Universal Robina Corp.	1,168,515	411,402
*	Victorias Milling Co., Inc.	139,680	2,351
*	Vitarich Corp.	176,000	951

TOTAL — PHILIPPINES			6,594,970

HUNGARY — (0.8%)
COMMON STOCKS — (0.8%)
*	Danubius Hotel & Spa RT	52,323	1,425,204
	Delmagyarorszagi Aramszolgaltato Demasz RT	15,581	1,295,413
*	Fotex RT	299,751	925,147
*	Globus Konzervipari RT	61,080	128,193
*	Linamar Hungary Autoipari es G	64,414	499,890
*	Pannonplast RT	39,441	453,926

36

*	RABA RT	122,528	374,415
*	Synergon Information Systems Ltd., Budapest	30,190	90,773
	Zwack Unicum RT	1,100	59,502

TOTAL — HUNGARY			5,252,463

ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
*	Alpargatas SA Industrial y Comercial	1,007	1,520
	Banco Macro Bansud SA	89,000	164,997
*	Banco Suquia SA	76,789	12,129
*	Capex SA Series A	26,370	48,803
*	Celulosa Argentina SA Series B	8,473	7,057
*	Central Costanera SA Series B	50,000	54,085
*	Central Puerto SA Series B	61,000	38,929
	Cresud SA Comercial Industrial Financiera y Agropecuaria	201,401	275,696
	DYCASA SA (Dragados y Construcciones Argentina) Series B	23,052	24,384
*	Ferrum SA de Ceramica y Metalurgica Series B	29,999	35,419
	Fiplasto SA Comercial y Industrial	15,000	5,265
	Importadora y Exportadora de la Patagonia Series B	11,500	64,217
	Introductora de Buenos Aires SA Series A	9,832	4,800
*	IRSA Inversiones y Representaciones SA	379,635	468,800
*	Juan Minetti SA	131,531	142,698
	Ledesma S.A.A.I.	387,128	239,644
*	Metrogas SA Series B	90,000	35,323
*	Polledo SA Industrial y Constructora y Financiera	88,891	16,877
*	Quimica Estrella SA Series B	30,460	9,476
*	Sol Petroleo SA	50,662	33,463
	Solvay Indupa S.A.I.C.	440,500	477,898

TOTAL — ARGENTINA			2,161,480

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $3,230,000 FHLMC Notes 4.00%, 09/22/09, valued at $3,185,588) to be repurchased at $3,138,384	$3,138	3,138,000

TOTAL INVESTMENTS - (100.0%) (Cost $477,117,117)##		$681,340,006

37

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

	Face Amount	Value †
	(ooo)
UNITED STATES — (68.9%)
AGENCY OBLIGATIONS — (27.7%)
Federal Farm Credit Bank
2.250%, 09/01/06	$10,000	$9,871,590
2.600%, 09/07/06	8,600	8,500,980
2.750%, 09/29/06	50,000	49,396,550
4.125%, 11/14/06	29,975	29,804,862
2.550%, 02/27/07	26,500	25,866,332
Federal Home Loan Bank
2.875%, 08/15/06	20,000	19,820,740
2.625%, 10/16/06	38,000	37,474,080
2.750%, 11/15/06	36,000	35,463,060
3.875%, 12/01/06	45,000	44,654,985
2.750%, 12/15/06	20,000	19,666,560
Federal Home Loan Mortgage Corporation
2.750%, 08/15/06	6,000	5,942,886
2.750%, 10/15/06	66,000	65,140,548
4.480%, 12/01/06	45,000	43,319,070
2.875%, 12/15/06	60,000	59,056,920
2.375%, 02/15/07	19,000	18,548,370
Federal National Mortgage Association
3.125%, 07/15/06	32,000	31,794,144
4.375%, 10/15/06	54,700	54,525,015
2.625%, 11/15/06	25,000	24,607,450
4.480%, 12/01/06	45,000	43,319,070
TOTAL AGENCY OBLIGATIONS		626,773,212

BONDS — (20.9%)
Bank of America Corp.
7.125%, 09/15/06	17,710	17,893,865
5.250%, 02/01/07	35,500	35,550,055
Bayerische Landesbank
2.600%, 10/16/06	39,625	39,019,887
Citigroup, Inc.
5.000%, 03/06/07	37,931	37,869,969
General Electric Capital Corp.
2.970%, 07/26/06	52,000	51,613,380
2.800%, 01/15/07	10,000	9,811,930
KFW International Finance, Inc.
4.750%, 01/24/07	53,371	53,113,859
Landesbank Baden-Wuerttemberg
4.150%, 03/30/07	51,000	50,192,619
Toyota Motor Credit Corp.
2.900%, 07/14/06	53,000	52,616,704
US Bank NA

1

2.850%, 11/15/06	54,350	53,525,782
Wal-Mart Stores, Inc.
5.450%, 08/01/06	32,600	32,671,296
Wells Fargo & Co.
5.125%, 02/15/07	38,748	38,685,887
TOTAL BONDS		472,565,233

COMMERCIAL PAPER — (20.3%)
Beta Finance Corp.
4.560%, 07/24/06	49,000	48,045,362
Danske Corp.
4.560%, 07/28/06	56,000	54,880,974
Electricite de France
4.560%, 07/19/06	7,100	6,967,107
Ixis Commercial Paper
4.320%, 07/06/06	49,200	48,368,264
New Center Asset Trust
4.550%, 07/06/06	56,000	55,046,790
Nordea North America, Inc.
4.465%, 10/02/06	56,000	54,337,142
Queensland Treasury Corp.
4.280%, 07/12/06	50,000	49,112,960
Sigma Finance Corp.
4.550%, 07/18/06	22,200	21,785,730
4.570%, 07/19/06	25,000	24,530,125
4.690%, 10/26/06	20,000	19,341,422
Societe Generale North America
4.530%, 08/29/06	18,600	18,141,674
4.540%, 09/01/06	20,000	19,498,600
4.780%, 11/10/06	15,000	14,473,691
UBS Finance Delaware, Inc.
4.270%, 07/17/06	2,000	1,963,123
4.265%, 07/21/06	12,000	11,771,995
4.630%, 10/27/06	10,000	9,670,000
TOTAL COMMERCIAL PAPER		457,934,959

TOTAL — UNITED STATES		1,557,273,404

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.3%)
BONDS — (9.3%)
Asian Development Bank
4.875%, 02/05/07	50,000	49,972,200
European Investment Bank
3.000%, 08/15/06	52,600	52,184,986
Inter-American Development Bank
6.625%, 03/07/07	43,503	44,268,957
International Finance Corp.
4.750%, 04/30/07	28,000	27,833,372
World Bank (International Bank for Reconstruction & Development)
6.625%, 08/21/06	15,000	15,125,100
4.375%, 09/28/06	20,000	19,956,220
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		209,340,835

2

CANADA — (8.7%)
BONDS — (8.7%)
British Columbia, Province of
4.625%, 10/03/06	48,040	47,940,942
Canadian Government
6.750%, 08/28/06	45,245	45,643,337
Manitoba, Province of
4.250%, 11/20/06	51,000	50,731,026
Ontario, Province of
2.650%, 12/15/06	52,684	51,741,483
TOTAL — CANADA		196,056,788

SWEDEN — (2.6%)
BONDS — (2.6%)
Swedish Export Credit Corp.
2.875%, 01/26/07	60,000	59,030,220

GERMANY — (2.3%)
BONDS — (2.3%)
Landwirtschaft Rentenbank
4.500%, 10/23/06	50,100	49,996,393
4.875%, 03/12/07	2,000	2,000,546
TOTAL — GERMANY		51,996,939

SPAIN — (2.2%)
BONDS — (2.2%)
Instituto de Credito Oficial
4.625%, 11/29/06	50,500	50,284,769

AUSTRIA — (2.0%)
BONDS — (2.0%)
Oesterreichische Kontrollbank AG
5.125%, 03/20/07	46,000	46,156,262

NORWAY — (1.8%)
BONDS — (1.8%)
Eksportfinans ASA
5.750%, 06/06/06	40,000	40,077,600

UNITED KINGDOM — (1.1%)
BONDS — (1.1%)
BP Capital Markets P.L.C.
2.750%, 12/29/06	25,947	25,497,780

FINLAND — (0.7%)
BONDS — (0.7%)
Finland, Republic of
4.750%, 03/06/07	15,000	14,942,280

TEMPORARY CASH INVESTMENTS — (0.4%)

3

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $8,831,000 FHLMC Notes 4.00%, 09/22/09, valued at $8,709,574) to be repurchased at $8,581,049	8,580	8,580,000

TOTAL INVESTMENTS — (100.0%)
(Cost $2,274,862,076)##		$2,259,236,877

4

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

	Face Amount^	Value †
	(000)
UNITED STATES — (26.4%)
AGENCY OBLIGATIONS — (14.2%)
Federal Farm Credit Bank
2.750%, 09/29/06	85,060	$84,033,411
Federal Home Loan Bank
2.625%, 10/16/06	66,000	65,086,560
2.750%, 11/15/06	5,000	4,925,425
Federal Home Loan Mortgage Corporation
@ 3.500%, 02/15/08	63,000	75,589,861
Federal National Mortgage Association
4.375%, 10/15/06	81,000	80,740,881
TOTAL AGENCY OBLIGATIONS		310,376,138

BONDS — (9.5%)
Bank of America Corp.
5.250%, 02/01/07	57,700	57,781,357
General Electric Capital Corp.
2.970%, 07/26/06	11,200	11,116,728
@ 5.125%, 06/20/07	5,870	7,173,589
Landesbank Baden-Wuerttemberg
4.150%, 03/30/07	53,000	52,160,957
Toyota Motor Credit Corp.
@ 4.125%, 01/16/07	10,000	12,040,519
2.000%, 11/13/07	12,900	9,863,419
US Bank NA
2.850%, 11/15/06	30,891	30,422,538
Wal-Mart Stores, Inc.
5.450%, 08/01/06	28,323	28,384,942
TOTAL BONDS		208,944,049

CERTIFICATE OF DEPOSIT INTEREST BEARING — (2.3%)
Wells Fargo Bank NA
4.850%, 01/30/07	50,000	49,750,465

COMMERCIAL PAPER — (0.4%)
Ixis Commercial Paper
4.800%, 09/06/06	8,400	8,183,381
TOTAL — UNITED STATES		577,254,033

CANADA — (15.1%)
BONDS — (15.1%)
British Columbia, Province of
5.250%, 12/01/06	70,000	62,153,372

1

Canada Housing Trust
5.100%, 09/15/07		53,100	47,453,169
Canadian Government
3.000%, 06/01/07		67,000	58,275,762
General Electric Capital Canada, Inc.
5.300%, 07/24/07		60,000	53,614,853
Manitoba, Province of
(A)	4.250%, 11/20/06	47,000	46,752,122
Ontario, Province of
(A)	2.650%, 12/15/06	1,000	982,110
5.200%, 03/08/07		68,500	60,986,066
TOTAL — CANADA			330,217,454

GERMANY — (12.2%)
BONDS — (12.2%)
BundesObligation
4.000%, 02/16/07		38,000	45,784,460
Depfa Deutsche Pfandbriefbank AG
	1.750%, 02/18/08	14,640	11,128,476
Kreditanstalt Fuer Wiederaufbau
3.000%, 11/15/07		51,000	60,737,397
Landesbank Hessen-Thuringen Girozentrale
•	5.375%, 12/28/06	16,393	14,556,009
•	4.000%, 06/04/07	33,183	29,114,144
Landeskreditbank Baden-Wuerttemberg-Foerderbank
(A)	4.875%, 01/30/07	53,000	52,907,038
Landwirtschaft Rentenbank
(A)	4.500%, 10/23/06	41,737	41,650,688
(A)	4.875%, 03/12/07	3,000	3,000,819
Landwirtschaftliche Rentenbank
	1.750%, 02/12/08	10,000	7,609,848
TOTAL — GERMANY			266,488,879

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.7%)
BONDS — (9.7%)
Asian Development Bank
(A)	4.875%, 02/05/07	51,500	51,471,366
Council of Europe Development Bank
(A)	4.875%, 01/23/07	53,000	52,995,760
European Investment Bank
@	2.625%, 10/15/07	49,000	58,105,649
Inter-American Development Bank
(A)	6.625%, 03/07/07	10,600	10,786,634
	3.000%, 10/22/07	5,860	4,554,403
International Finance Corp.
(A)	4.750%, 04/30/07	7,700	7,654,177
World Bank (International Bank for Reconstruction & Development)
(A)	4.375%, 09/28/06	14,500	14,468,260
•	3.000%, 06/04/07	14,800	12,853,972
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS			212,890,221

NETHERLANDS — (8.7%)

2

BONDS — (8.7%)
Bank Nederlandse Gemeenten
(A)	4.500%, 12/14/06	43,000	42,828,000
	2.875%, 05/15/07	13,500	16,080,073
Nederlandse Waterschapsbank NV
(A)	6.875%, 10/26/06	10,000	10,104,740
Netherlands, Kingdom of
	5.750%, 02/15/07	50,000	61,204,432
Rabobank Nederland NV
	3.625%, 01/22/08	50,000	60,186,563
TOTAL — NETHERLANDS			190,403,808

SWEDEN — (5.6%)
BONDS — (5.6%)
Swedish Export Credit Corp.
(A)	4.625%, 11/06/06	23,000	22,932,587
(A)	2.875%, 01/26/07	35,000	34,434,295
Swedish Government
	8.000%, 08/15/07	475,000	64,736,027
TOTAL — SWEDEN			122,102,909

FRANCE — (5.0%)
BONDS — (5.0%)
Caisse D’Amortissement de la Dette Sociale
	6.250%, 10/25/07	27,104	33,930,792
Dexia Municipal Agency
(A)	5.125%, 09/11/06	15,000	14,995,440
French Government Note
	4.750%, 07/12/07	50,000	61,023,353
TOTAL — FRANCE			109,949,585

UNITED KINGDOM — (4.1%)
BONDS — (4.1%)
Bank of England
@	2.750%, 01/29/07	49,760	59,275,356
BP Capital Markets P.L.C.
(A)	2.750%, 12/29/06	15,066	14,805,162
HBOS Treasury Services P.L.C.
@	3.750%, 01/23/08	12,700	15,292,141
TOTAL — UNITED KINGDOM			89,372,659

AUSTRIA — (3.0%)
BONDS — (3.0%)
Austria, Republic of
	3.000%, 05/14/07	8,000	6,193,675
Oesterreichische Kontrollbank AG
(A)	5.125%, 03/20/07	50,000	50,169,850
	2.000%, 11/26/07	8,000	6,114,562
	3.500%, 02/18/08	4,775	3,761,548
TOTAL — AUSTRIA			66,239,635

BELGIUM — (2.8%)
BONDS — (2.8%)
Belgium, Kingdom of

3

	6.250%, 03/28/07	50,000	61,676,740

	DENMARK — (2.7%)
	BONDS — (2.7%)
Denmark, Kingdom of
	3.000%, 11/15/06	370,000	59,096,260

	SPAIN — (2.5%)
	BONDS — (2.5%)
	Instituto de Credito Oficial
(A)	4.625%, 11/29/06	56,000	55,761,328

	AUSTRALIA — (1.4%)
	BONDS — (1.4%)
	BOS International Australia, Ltd.
•	3.500%, 01/22/07	35,922	31,428,787

	TEMPORARY CASH INVESTMENTS — (0.8%)
	Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $17,905,000 FHLMC Notes 4.00%, 09/22/09, valued at $17,658,806) to be repurchased at $17,399,126	17,397	17,397,000

	TOTAL INVESTMENTS - (100.0%)
	(Cost $2,194,339,054)##		$2,190,279,298

4

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (91.9%)
Financials — (30.4%)
	1st Source Corp.	25,098	$668,862
	21st Century Insurance Group	84,200	1,364,040
	A.G. Edwards, Inc.	48,600	2,172,420
*	ACE Cash Express, Inc.	4,600	113,298
	Advanta Corp. Class A	14,300	465,751
	Advanta Corp. Class B Non-Voting	18,300	641,781
*	Aether Holdings, Inc.	17,690	60,500
	Alfa Corp.	31,257	502,613
*	Allegheny Corp.	2,592	746,496
	Allstate Corp.	722,800	39,594,984
	AMBAC Financial Group, Inc.	146,500	11,009,475
#	American Capital Strategies, Ltd.	85,923	3,067,451
	American Financial Group, Inc.	108,700	4,500,180
*	American Independence Corp.	866	10,392
	American National Insurance Co.	24,200	2,769,448
*	American Physicians Capital, Inc.	3,500	172,515
* #	AmeriCredit Corp.	65,000	1,917,500
	AmerUs Group Co.	54,100	3,259,525
	AmSouth Bancorporation	2,100	58,275
	AON Corp.	274,500	10,872,945
*	Argonaut Group, Inc.	15,050	549,626
	Associated Banc-Corp	1,004	34,608
	Assurant, Inc.	180,300	8,185,620
#	Astoria Financial Corp.	6,500	186,355
	Baldwin & Lyons, Inc. Class B	5,100	126,225
*	Bancinsurance Corp.	1,800	8,820
	Bank of America Corp.	28,000	1,283,800
	Bank of Hawaii Corp.	60,300	3,220,020
	BankUnited Financial Corp. Class A	30,500	852,170
	Banner Corp.	10,066	322,112
	Bay View Capital Corp.	3,090	52,870
	BB&T Corp.	437	17,275
	Bear Stearns Companies, Inc.	129,622	17,426,382
	Berkley (W.R.) Corp.	35,437	2,051,448
	Beverly Hills Bancorp, Inc.	16,800	174,384
	Brookline Bancorp, Inc.	59,325	890,468
	Capital One Financial Corp.	544	47,654
	Cash America International, Inc.	26,400	707,520
	Center Bancorp, Inc.	3,700	41,847
*	Ceres Group, Inc.	706	3,819
	CFS Bancorp, Inc.	10,123	148,606
	Chemical Financial Corp.	28,605	920,795
	Chubb Corp.	253,200	24,243,900

1

	Cincinnati Financial Corp.	230,850	10,240,506
	CIT Group, Inc.	171,300	9,210,801
	Citigroup, Inc.	45,069	2,089,850
	Citizens South Banking Corp.	1,842	23,025
* #	Citizens, Inc.	5,136	27,324
	City Holding Co.	6,500	236,665
	Clark, Inc.	6,600	69,696
*	CNA Financial Corp.	150,000	4,638,000
*	CNA Surety Corp.	19,400	337,172
	Columbia Banking System, Inc.	6,623	222,069
#	Comerica, Inc.	72,600	4,161,432
	Commerce Bancshares, Inc.	1,786	92,068
	Commerce Group, Inc.	39,600	2,138,796
	Commercial Capital Bancorp, Inc.	6,669	95,567
	Community Bank System, Inc.	32,300	699,941
	Community West Bancshares	400	5,678
#	Compass Bancshares, Inc.	2,700	135,756
*	CompuCredit Corp.	36,500	1,379,700
#	Corus Bankshares, Inc.	13,400	804,670
	Countrywide Financial Corp.	753,598	25,984,059
* #	Credit Acceptance Corp.	35,300	834,492
	Delphi Financial Group, Inc. Class A	36,700	1,911,336
	Dime Community Bancshares	19,912	272,396
	Donegal Group, Inc. Class A	16,977	415,088
	Downey Financial Corp.	28,100	1,785,755
* #	E*TRADE Financial Corp.	165,300	4,228,374
	EMC Insurance Group, Inc.	10,500	257,460
*	Epoch Holding Corp.	600	3,300
	F.N.B. Corp.	5,700	93,993
	FBL Financial Group, Inc. Class A	33,100	1,132,682
	Fidelity National Financial, Inc.	90,335	3,411,050
	Fidelity National Title Group, Inc.	15,808	374,650
	Financial Federal Corp.	2,850	79,600
*	Financial Industries Corp.	2,444	21,018
	First American Corp.	132,300	5,577,768
*	First Bank of Delaware	550	1,287
*	First Cash Financial Services, Inc.	5,400	94,068
	First Charter Corp.	7,900	193,629
	First Citizens BancShares, Inc.	3,900	729,924
	First Commonwealth Financial Corp.	25,600	346,112
	First Community Bancorp	4,200	250,824
	First Community Bancshares, Inc.	3,000	97,860
	First Indiana Corp.	10,936	301,731
*	First Mariner Bancorp, Inc.	300	5,571
	First Merchants Corp.	22,041	567,776
#	First Niagara Financial Group, Inc.	138,080	1,945,547
	First PacTrust Bancorp, Inc.	600	17,514
	First Place Financial Corp.	18,203	434,870
	First Republic Bank	10,200	370,158
	First State Bancorporation	4,000	103,280
* #	FirstFed Financial Corp.	7,700	462,077
	Flagstar Bancorp, Inc.	45,200	698,340
*	FPIC Insurance Group, Inc.	6,100	214,354
	Fremont General Corp.	107,600	2,552,272
	GB&T Bancshares, Inc.	9,603	200,223

2

	Gold Banc Corporation, Inc.	3,300	60,357
	Great American Financial Resources, Inc.	5,600	110,768
	Hancock Holding Co.	1,600	71,440
	Hanover Insurance Group, Inc.	49,000	2,374,050
	Harbor Florida Bancshares, Inc.	4,000	152,040
	Harleysville Group, Inc.	36,800	968,944
	Hartford Financial Services Group, Inc.	397,800	32,770,764
#	HCC Insurance Holdings, Inc.	17,700	569,763
	Heritage Commerce Corp.	800	18,376
	HF Financial Corp.	100	1,905
	HMN Financial, Inc.	3,596	115,971
	Horace Mann Educators Corp.	51,100	953,015
	Horizon Financial Corp.	1,900	46,113
#	Hudson City Bancorp, Inc.	680,881	8,790,174
	Huntington Bancshares, Inc.	1,700	40,885
	Independence Community Bank Corp.	80,687	3,306,553
	IndyMac Bancorp, Inc.	45,800	1,777,956
	Infinity Property & Casualty Corp.	25,700	1,019,262
	Integra Bank Corp.	17,600	379,984
	Irwin Financial Corp.	34,200	685,368
*	ITLA Capital Corp.	2,700	124,956
	Janus Capital Group, Inc.	300,100	6,581,193
	Jefferies Group, Inc.	22,800	1,300,512
	Jefferson-Pilot Corp.	126,600	7,627,650
	Jones Lang LaSalle, Inc.	600	40,608
	JPMorgan Chase & Co.	2,148,348	88,383,037
*	Kennedy-Wilson, Inc.	900	13,725
	KeyCorp	215,100	8,016,777
	KNBT Bancorp, Inc.	24,600	389,172
*	Knight Capital Group, Inc.	71,800	903,962
* #	LaBranche & Co., Inc.	2,500	35,375
	LandAmerica Financial Group, Inc.	21,900	1,460,730
	Lehman Brothers Holdings, Inc.	91,071	13,291,812
	Leucadia National Corp.	149,000	8,083,250
	Lincoln National Corp.	223,600	12,693,772
	Loews Corp.	271,300	25,030,138
	Longview Fibre Co.	53,300	1,003,106
	MAF Bancorp, Inc.	37,700	1,615,822
#	Manulife Financial Corp.	207,553	13,270,939
	MBIA, Inc.	176,750	10,382,295
#	MCG Capital Corp.	43,200	660,960
*	Meadowbrook Insurance Group, Inc.	11,100	73,482
	Medallion Financial Corp.	15,260	185,256
	Mercantile Bankshares Corp.	3,571	136,412
	Merrill Lynch & Co., Inc.	358,300	27,664,343
	MetLife, Inc.	1,070,900	53,673,508
	MGIC Investment Corp.	122,600	7,815,750
	Midland Co.	2,000	67,340
	National City Corp.	5,788	201,422
	National Western Life Insurance Co. Class A	700	156,142
	Nationwide Financial Services, Inc.	79,200	3,394,512
*	Navigators Group, Inc.	3,300	154,770
#	New York Community Bancorp, Inc.	236,300	3,986,381
	NewAlliance Bancshares, Inc.	140,100	1,988,019
*	Newtek Business Services, Inc.	1,500	2,775

3

	North Fork Bancorporation, Inc.	617,170	15,762,522
	Northwest Bancorp, Inc.	2,200	49,984
	NYMAGIC, Inc.	300	7,560
	OceanFirst Financial Corp.	2,300	54,510
*	Ocwen Financial Corp.	39,300	385,926
#	Odyssey Re Holdings Corp.	96,900	2,275,212
	Ohio Casualty Corp.	89,400	2,736,534
	Old Republic International Corp.	301,512	6,419,190
	Omega Financial Corp.	12,411	403,606
*	Pacific Mercantile Bancorp	1,000	18,250
*	Pacific Premier Bancorp, Inc.	300	3,600
	Partners Trust Financial Group, Inc.	42,327	498,612
*	Pelican Financial, Inc.	300	1,689
*	Penn Treaty American Corp.	6,225	64,740
	Peoples Bancorp, Inc. OH	2,100	61,866
	PFF Bancorp, Inc.	31,500	990,045
*	Piper Jaffray Companies, Inc.	3,100	154,008
*	PMA Capital Corp. Class A	17,357	166,974
	PMI Group, Inc.	124,800	5,403,840
	Potlatch Corp.	15,700	572,108
*	Premier Financial Bancorp, Inc.	400	6,148
	Presidential Life Corp.	25,258	553,403
	Principal Financial Group, Inc.	413,400	20,140,848
*	ProAssurance Corp.	14,675	752,681
	Protective Life Corp.	96,300	4,694,625
	Provident Financial Holdings, Inc.	5,875	175,075
#	Provident Financial Services, Inc.	79,328	1,475,501
	Prudential Financial, Inc.	706,900	54,459,576
*	PSB Bancorp, Inc.	700	8,855
	Radian Group, Inc.	123,704	7,020,202
	Regions Financial Corp.	119,637	4,160,975
	Reinsurance Group of America, Inc.	87,900	4,063,617
*	Republic First Bancorp, Inc.	616	8,686
*	Rewards Network, Inc.	47	370
	Riverview Bancorp, Inc.	1,000	25,400
	RLI Corp.	23,300	1,228,376
*	RTW, Inc.	2,300	23,391
	SAFECO Corp.	165,900	8,545,509
	Sanders Morris Harris Group, Inc.	1,100	17,578
*	SCPIE Holdings, Inc.	700	15,918
*	Seabright Insurance Holdings	2,800	46,508
#	Selective Insurance Group, Inc.	35,400	1,919,388
	Simmons First National Corp. Class A	17,323	493,186
	Sound Federal Bancorp, Inc.	9,736	198,420
	South Financial Group, Inc.	96,753	2,545,571
	Southern Community Financial Corp.	3,785	35,579
	Sovereign Bancorp, Inc.	393,318	8,192,814
	StanCorp Financial Group, Inc.	58,000	3,137,800
*	Standard Management Corp.	100	78
	State Auto Financial Corp.	33,000	1,075,140
	Sterling Financial Corp.	19,188	555,301
	Stewart Information Services Corp.	22,000	1,032,900
*	Stifel Financial Corp.	400	15,332
*	Stratus Properties, Inc.	500	11,652
*	Sun Bancorp, Inc.	9,915	206,232

4

	SunTrust Banks, Inc.	260,700	18,866,859
	Susquehanna Bancshares, Inc.	13,602	327,944
*	SVB Financial Group	780	39,772
	SWS Group, Inc.	10,800	263,196
	Synergy Financial Group, Inc.	8,300	110,888
	TD Banknorth, Inc.	205,070	6,301,801
*	The Banc Corp.	3,700	42,254
	The Phoenix Companies, Inc.	88,600	1,271,410
	The St. Joe Corp.	1,600	95,888
	The St. Paul Travelers Companies, Inc.	950,400	40,848,192
	TierOne Corp.	16,700	551,100
	Torchmark Corp.	144,500	7,899,815
* #	Trammell Crow Co.	27,700	899,696
	Transatlantic Holdings, Inc.	75,100	4,591,614
*	Triad Guaranty, Inc.	5,600	254,184
	UICI	45,600	1,673,064
	UMB Financial Corp.	26,070	1,763,375
	Umpqua Holdings Corp.	43,400	1,168,762
*	Unico American Corp.	1,900	18,145
	UnionBanCal Corp.	500	34,545
*	United America Indemnity, Ltd.	3,622	82,400
	United Community Financial Corp.	37,700	461,448
	Unitrin, Inc.	87,400	4,225,790
	Unity Bancorp, Inc.	1,620	24,462
*	Universal American Financial Corp.	46,291	701,309
	UnumProvident Corp.	415,400	8,594,626
*	Vesta Insurance Group, Inc.	5,600	5,040
	Wachovia Corp.	149,432	8,378,652
	Washington Federal, Inc.	110,645	2,617,861
	Washington Mutual, Inc.	952,778	40,683,621
	Webster Financial Corp.	70,900	3,342,935
	Wesbanco, Inc.	24,559	779,748
	Wesco Financial Corp.	1,270	504,190
	Westcorp, Inc.	42,420	3,047,877
*	WFS Financial, Inc.	9,100	749,203
	Whitney Holding Corp.	8,775	300,368
	Willow Grove Bancorp, Inc.	10,810	183,554
*	Wilshire Enterprises, Inc.	600	5,016
	Wintrust Financial Corp.	500	26,340
*	World Acceptance Corp.	1,030	26,553
	Yardville National Bancorp	2,800	100,660
Total Financials			917,405,088

Consumer Discretionary — (12.9%)
*	4Kids Entertainment, Inc.	4,300	73,100
*	Acme Communications, Inc.	1,000	3,670
*	Advanced Marketing Services, Inc.	1,000	4,000
*	Aftermarket Technology Corp.	7,800	169,260
*	Alderwoods Group, Inc.	15,800	269,864
*	All American Semiconductor, Inc.	800	3,768
*	Alloy, Inc.	3,050	40,168
	Ambassadors Group, Inc.	1,200	29,028
#	American Axle & Manufacturing Holdings, Inc.	38,900	630,958
#	American Greetings Corp. Class A	75,500	1,583,990
*	AnnTaylor Stores Corp.	39,375	1,429,312

5

*	Applica, Inc.	4,600	9,430
	ArvinMeritor, Inc.	63,200	1,057,968
*	Ashworth, Inc.	3,300	27,588
*	Audiovox Corp. Class A	23,900	305,203
*	AutoNation, Inc.	321,100	6,714,201
* #	Avatar Holdings, Inc.	1,700	94,911
*	Aztar Corp.	30,900	932,562
*	Ballantyne of Omaha, Inc.	300	1,215
* #	Bally Total Fitness Holding Corp.	12,600	99,918
	Bandag, Inc.	7,900	337,883
	Bandag, Inc. Class A	2,600	95,914
#	Barnes & Noble, Inc.	29,700	1,279,179
	Bassett Furniture Industries, Inc.	7,479	144,270
#	Beazer Homes USA, Inc.	36,603	2,322,460
	Belo Corp. Class A	119,800	2,544,552
* #	Big Lots, Inc.	71,900	913,849
	Blair Corp.	1,752	72,270
*	Bluegreen Corp.	10,600	168,222
	Bob Evans Farms, Inc.	38,900	1,134,713
*	Bombay Co., Inc.	11,800	37,288
	Bon-Ton Stores, Inc.	14,349	390,580
	Books-A-Million, Inc.	10,900	125,786
	Borders Group, Inc.	72,400	1,747,012
	BorgWarner, Inc.	46,200	2,576,574
	Boyd Gaming Corp.	42,300	1,849,779
	Brown Shoe Company, Inc.	17,500	834,750
	Brunswick Corp.	51,400	2,016,422
	Building Materials Holding Corp.	8,900	598,970
	Burlington Coat Factory Warehouse Corp.	51,900	2,337,576
*	California Coastal Communities, Inc.	2,200	84,678
	Callaway Golf Co.	52,600	867,374
*	Capital Pacific Holdings, Inc.	5,700	99,750
*	CarMax, Inc.	1,829	57,467
*	Carriage Services, Inc.	4,700	23,312
*	Casual Male Retail Group, Inc.	6,369	58,022
	Cato Corp. Class A	600	12,522
*	Cavalier Homes, Inc.	5,800	41,006
*	Cavco Industries, Inc.	5,750	264,787
	CBRL Group, Inc.	60,100	2,670,243
	CBS Corp. Class A	1,350	33,034
	CBS Corp. Class B	527,523	12,903,213
#	Centex Corp.	121,000	8,180,810
*	Champion Enterprises, Inc.	3,800	58,976
*	Champps Entertainment, Inc.	1,703	13,726
*	Charlotte Russe Holding, Inc.	4,600	83,720
*	Charming Shoppes, Inc.	46,900	627,991
*	Checkers Drive-In Restaurants, Inc.	3,100	45,539
*	Chromcraft Revington, Inc.	700	9,100
	Circuit City Stores, Inc.	169,700	4,077,891
	Citadel Broadcasting Co.	11,900	132,566
	Clear Channel Communications, Inc.	248,600	7,035,380
	Coachmen Industries, Inc.	9,300	109,740
*	Cobra Electronics Corp.	1,200	13,956
*	Comcast Corp. Class A	487,950	13,091,698
*	Comcast Corp. Special Class A Non-Voting	103,143	2,759,075

6

*	Concord Camera Corp.	6,281	6,909
#	Cooper Tire & Rubber Co.	52,800	786,720
*	Cox Radio, Inc.	18,100	250,323
*	Crown Media Holdings, Inc.	4,277	33,574
	CSS Industries, Inc.	8,150	251,020
*	Culp, Inc.	680	3,366
*	Cumulus Media, Inc. Class A	22,200	257,520
	Cutter & Buck, Inc.	5,924	70,851
#	Dana Corp.	71,500	125,840
* #	Dave & Busters, Inc.	3,400	61,200
*	Deckers Outdoor Corp.	1,800	61,020
*	dELiA*s, Inc.	4,628	41,235
	Delta Apparel, Inc.	1,279	19,824
*	Diedrich Coffee, Inc.	400	1,672
	Dillards, Inc. Class A	101,300	2,499,071
*	Discovery Holding Co. Class A	112,660	1,644,836
	Disney (Walt) Co.	666,400	18,652,536
*	Dixie Group, Inc.	11,100	181,818
* #	Dominion Homes, Inc.	2,300	22,080
	Dover Motorsports, Inc.	16,600	82,502
*	Drew Industries, Inc.	1,200	38,940
*	drugstore.com, Inc.	22,804	57,466
*	Duckwall-ALCO Stores, Inc.	700	16,933
*	Dura Automotive Systems, Inc.	3,100	7,099
#	Eastman Kodak Co.	214,000	6,002,700
*	Emerson Radio Corp.	300	960
*	Emmis Communications Corp. Class A	15,600	255,372
*	Enesco Group, Inc.	3,500	6,545
*	Entercom Communications Corp.	18,700	526,779
*	Entravision Communications Corp.	27,500	204,325
*	Expedia, Inc.	118,511	2,248,154
*	Fairchild Corp. Class A	5,600	13,328
*	Famous Dave’s of America, Inc.	1,900	26,239
	Federated Department Stores, Inc.	267,802	19,024,654
	Finish Line, Inc. Class A	22,700	379,998
*	Finlay Enterprises, Inc.	4,300	36,464
*	Fleetwood Enterprises, Inc.	38,700	437,310
	Foot Locker, Inc.	32,000	739,520
	Ford Motor Co.	839,740	6,692,728
#	Fortune Brands, Inc.	2,000	155,100
*	Franklin Covey Co.	900	6,993
	Fred’s, Inc.	2,900	40,513
#	Furniture Brands International, Inc.	60,100	1,485,672
*	GameStop Corp. Class B	6,493	237,059
*	GameTech International, Inc.	2,500	12,000
* #	Gaylord Entertainment Co.	27,182	1,213,676
#	General Motors Corp.	463,900	9,421,809
	Gentek, Inc.	500	9,480
	Genuine Parts Co.	3,800	169,176
*	G-III Apparel Group, Ltd.	500	7,995
* #	Goodyear Tire & Rubber Co.	6,400	91,712
*	Gottschalks, Inc.	2,400	21,864
	Gray Television, Inc.	39,740	334,611
*	Group 1 Automotive, Inc.	18,700	715,836
* #	GSI Commerce, Inc.	2,500	39,875

7

* #	Guess, Inc.	8,700	314,853
*	Gymboree Corp.	9,000	205,740
*	Ha-Lo Industries, Inc.	19,500	0
	Hancock Fabrics, Inc.	11,900	49,385
	Handleman Co.	24,700	242,801
	Harrah’s Entertainment, Inc.	96,673	6,952,722
*	Harris Interactive, Inc.	22,400	125,888
*	Hartmarx Corp.	12,900	111,843
	Hasbro, Inc.	226,000	4,585,540
*	Hastings Entertainment, Inc.	3,406	18,018
	Haverty Furniture Co., Inc.	12,100	172,425
*	Hayes Lemmerz International, Inc.	4,600	14,398
	Hearst-Argyle Television, Inc.	72,400	1,728,188
	Hilton Hotels Corp.	42,400	1,026,080
	Horton (D.R.), Inc.	110,340	3,763,697
*	IAC/InterActiveCorp	136,711	3,997,430
	IHOP Corp.	8,900	453,010
	ILX Resorts, Inc.	1,300	13,442
*	Image Entertainment, Inc.	6,200	21,080
*	IMPCO Technologies, Inc.	7,244	45,347
* #	Infosonics Corp.	300	3,555
*	Insight Enterprises, Inc.	24,200	521,026
*	Interface, Inc. Class A	10,287	113,980
	International Speedway Corp. Class A	800	37,888
*	Interstate Hotels & Resorts, Inc.	6,800	32,504
	J. Alexander’s Corp.	1,300	10,426
*	J. Jill Group, Inc.	6,900	163,047
*	Jack in the Box, Inc.	1,300	52,000
*	Jakks Pacific, Inc.	4,800	119,136
* #	Jarden Corp.	1,050	31,489
*	Johnson Outdoors, Inc.	500	8,930
#	Jones Apparel Group, Inc.	159,900	4,624,308
*	Jos. A. Bank Clothiers, Inc.	1,202	53,621
*	K2, Inc.	18,324	208,894
	KB Home	2,000	134,060
#	Kellwood Co.	60,400	1,554,696
*	Keystone Automotive Industries, Inc.	4,700	207,740
	Kimball International, Inc. Class B	22,182	314,319
	Knight-Ridder, Inc.	500	30,010
*	LaCrosse Footwear, Inc.	400	4,752
*	Lakes Entertainment, Inc.	1,600	15,840
*	Lamar Advertising Co.	66	3,367
	Landry’s Restaurants, Inc.	25,100	774,837
*	Laureate Education, Inc.	10,168	526,499
*	Lazare Kaplan International, Inc.	900	7,425
#	La-Z-Boy, Inc.	57,000	909,150
#	Lear Corp.	56,700	1,182,762
	Leggett & Platt, Inc.	1,500	35,220
	Lennar Corp. Class A	34,400	2,059,184
	Lennar Corp. Class B	2,140	118,556
*	Lenox Group, Inc.	5,200	69,472
	Levitt Corp. Class A	100	2,326
	Libbey, Inc.	2,400	21,264
*	Liberty Global, Inc. Class A	58,641	1,190,999
*	Liberty Global, Inc. Series C	1,916	37,170

8

*	Liberty Media Corp. Class A	835,696	6,886,135
	Limited Brands, Inc.	38,600	913,662
*	Lin TV Corp.	9,300	86,769
	Lithia Motors, Inc. Class A	14,900	477,396
*	Live Nation, Inc.	31,462	561,597
*	Lodgian, Inc.	7,800	97,812
	Lone Star Steakhouse & Saloon, Inc.	41,400	1,116,144
*	Luby’s, Inc.	3,300	49,203
	M/I Homes, Inc.	13,500	568,620
*	Main Street Restaurant Group, Inc.	1,300	7,150
*	MarineMax, Inc.	7,200	222,192
	McRae Industries, Inc. Class A	1,661	17,482
	MDC Holdings, Inc.	20,364	1,248,110
*	Meade Instruments Corp.	10,614	30,250
	Media General, Inc. Class A	21,800	1,092,180
*	MGM Mirage	115,600	4,273,732
	Michaels Stores, Inc.	61,600	1,977,360
	Modine Manufacturing Co.	32,500	911,625
	Monaco Coach Corp.	27,800	397,818
	Monro Muffler Brake, Inc.	900	32,562
*	Mothers Work, Inc.	300	7,467
	Movado Group, Inc.	17,600	383,680
#	Movie Gallery, Inc.	18,200	58,058
* #	Multimedia Games, Inc.	4,500	47,655
*	National RV Holdings, Inc.	2,500	16,200
* #	Navigant International, Inc.	5,200	57,200
	News Corp. Class A	626,324	10,196,555
	Nobel Learning Communities, Inc.	400	3,800
	Nordstrom, Inc.	3,800	144,400
*	NTL, Inc.	31,500	2,074,275
*	O’Charleys, Inc.	6,808	120,910
*	Office Depot, Inc.	113,391	4,045,791
	OfficeMax, Inc.	77,700	2,278,941
* #	Oneida, Ltd.	2,600	1,482
*	Opinion Research Corp.	5,200	28,652
	Orleans Homebuilders, Inc.	2,100	41,034
#	Oxford Industries, Inc.	14,500	663,810
* #	Palm Harbor Homes, Inc.	8,800	184,360
* #	Payless ShoeSource, Inc.	25,000	592,500
*	PC Mall, Inc.	3,900	24,102
*	Pegasus Communications Corp.	2,500	7,475
	Penney (J.C.) Co., Inc.	235,200	13,792,128
*	Perry Ellis International, Inc.	2,500	55,025
	PETsMART, Inc.	77,300	2,006,708
#	Phillips-Van Heusen Corp.	24,500	869,750
*	Phoenix Footwear Group, Inc.	2,800	14,980
#	Pier 1 Imports, Inc.	17,700	186,381
*	Pinnacle Entertainment, Inc.	12,100	339,405
*	Pomeroy IT Solutions, Inc.	10,400	96,720
*	Proliance International, Inc.	14,651	76,918
	Pulte Homes, Inc.	282,044	10,833,310
*	Radio One, Inc. Class A	8,800	74,360
*	Radio One, Inc. Class D	600	5,004
*	RC2 Corp.	3,900	140,517
*	RCN Corp.	9,400	235,000

9

*	Red Lion Hotels Corp.	300	3,495
*	Regent Communications, Inc.	32,400	148,068
*	Rent-Way, Inc.	9,500	64,315
*	Restoration Hardware, Inc.	4,500	24,210
* #	Retail Ventures, Inc.	9,200	121,992
*	Rex Stores Corp.	4,050	62,046
*	Riviera Holdings Corp.	900	14,445
*	Rockford Corp.	3,600	14,436
*	Rocky Shoes & Boots, Inc.	300	7,122
*	Rubio’s Restaurants, Inc.	600	6,150
	Russ Berrie & Co., Inc.	14,400	195,696
	Russell Corp.	28,900	412,692
*	Ryan’s Restaurant Group, Inc.	41,450	547,554
#	Ryland Group, Inc.	22,000	1,534,500
	Saks, Inc.	121,850	2,302,965
* #	Salton, Inc.	2,800	4,004
	Sauer-Danfoss, Inc.	6,000	128,700
*	Scholastic Corp.	12,987	382,078
*	Sears Holdings Corp.	3,879	467,226
	Service Corp. International	404,700	3,217,365
* #	Sharper Image Corp.	2,600	30,680
	Sherwin-Williams Co.	3,500	159,425
*	Shiloh Industries, Inc.	5,300	86,390
*	Shoe Carnival, Inc.	6,700	150,549
	Sinclair Broadcast Group, Inc. Class A	10,200	73,338
* #	Six Flags, Inc.	35,000	369,250
*	Skechers U.S.A., Inc. Class A	4,800	101,760
	Skyline Corp.	2,300	92,276
*	Smith & Wollensky Restaurant Group, Inc.	3,700	21,867
	Snap-On, Inc.	41,800	1,626,856
	Sonic Automotive, Inc.	34,200	905,958
*	Source Interlink Companies, Inc.	12,500	134,375
*	Southern Energy Homes, Inc.	3,200	19,200
*	Spanish Broadcasting System, Inc.	1,400	7,854
*	Sport Chalet, Inc. Class A	875	7,105
*	Sport Chalet, Inc. Class B	125	1,000
	Stage Stores, Inc.	31,800	927,288
*	Stamps.com, Inc.	1,853	59,685
#	Standard Motor Products, Inc.	3,200	33,952
	Standard Pacific Corp.	43,400	1,425,690
	Starwood Hotels & Resorts Worldwide, Inc.	105,000	6,667,500
*	Steinway Musical Instruments, Inc.	1,600	52,720
	Steven Madden, Ltd.	734	23,525
	Stewart Enterprises, Inc.	25,702	130,309
*	Stoneridge, Inc.	12,650	75,141
	Stride Rite Corp.	31,089	432,137
	Sturm Ruger & Co., Inc.	5,900	42,480
#	Superior Industries International, Inc.	26,800	577,540
	Syms Corp.	6,000	87,600
* #	Syntax-Brillian Corp.	1,375	5,926
*	Systemax, Inc.	2,900	20,155
	Tandy Brand Accessories, Inc.	5,200	56,212
* #	The Dress Barn, Inc.	12,200	526,796
	The Marcus Corp.	18,400	302,312
*	The Men’s Wearhouse, Inc.	6,500	203,580

10

	The Pep Boys - Manny, Moe & Jack	64,100	1,006,370
*	The Sports Authority, Inc.	13,803	505,052
	Time Warner, Inc.	2,840,600	49,170,786
*	Toll Brothers, Inc.	1,300	42,068
	Traffix, Inc.	18,100	94,120
*	Trans World Entertainment Corp.	40,000	240,000
#	Triarc Companies, Inc. Class A	5,500	93,390
	Tribune Co.	180,012	5,508,367
*	Triple Crown Media, Inc.	3,974	26,626
*	Tweeter Home Entertainment Group, Inc.	2,200	17,688
*	Unifi, Inc.	6,000	18,420
	Unifirst Corp.	7,700	258,027
#	United Auto Group, Inc.	64,900	2,806,276
*	United Retail Group, Inc.	1,300	21,515
*	Univision Communications, Inc. Class A	135,730	4,540,168
*	Vail Resorts, Inc.	10,900	360,136
*	ValueVision Media, Inc. Class A	300	3,813
*	Viacom, Inc. Class A	1,350	53,986
*	Viacom, Inc. Class B	563,823	22,530,367
#	Visteon Corp.	25,200	117,432
*	Warnaco Group, Inc.	17,000	394,570
* #	WCI Communities, Inc.	15,700	396,268
*	West Marine, Inc.	8,000	102,960
* #	Whitehall Jewelers, Inc.	2,327	3,746
*	William Lyon Homes, Inc.	4,700	399,970
* #	WMS Industries, Inc.	4,400	127,820
*	XM Satellite Radio Holdings, Inc.	8,400	185,556
*	Zapata Corp.	1,600	9,696
Total Consumer Discretionary			387,923,915

Energy — (11.3%)
	Adams Resources & Energy, Inc.	1,200	31,548
	Amerada Hess Corp.	91,500	12,655,365
	Anadarko Petroleum Corp.	345,634	34,273,067
	Apache Corp.	247,246	16,545,702
	Arch Coal, Inc.	18,995	1,388,724
* #	AstroPower, Inc.	2,200	0
*	Atlas America, Inc.	1,199	80,321
* #	ATP Oil & Gas Corp.	1,400	52,150
*	Brigham Exploration Co.	1,100	9,427
*	Bristow Group, Inc.	15,100	450,886
	Burlington Resources, Inc.	321,400	28,983,852
	Cabot Oil & Gas Corp.	25,650	1,160,919
*	Callon Petroleum Co.	11,100	196,248
*	Carrizo Oil & Gas, Inc.	100	2,329
	Castle Energy Corp.	7,500	168,375
	Chesapeake Energy Corp.	216,700	6,433,823
#	Cimarex Energy Co.	116,900	4,986,954
*	Clayton Williams Energy, Inc.	5,600	243,432
*	Comstock Resources, Inc.	13,300	373,730
	ConocoPhillips	1,524,788	92,951,076
*	Dawson Geophysical Co.	400	10,668
	Devon Energy Corp.	163,800	9,603,594
	Diamond Offshore Drilling, Inc.	77,900	6,028,681
*	Dril-Quip, Inc.	900	45,720

11

*	Edge Petroleum Corp.	4,300	120,142
*	Energy Partners, Ltd.	9,800	225,302
	ENSCO International, Inc.	85,046	3,800,706
	EOG Resources, Inc.	107,900	7,272,460
*	Forest Oil Corp.	46,950	2,331,067
* #	Giant Industries, Inc.	3,400	197,880
* #	Grey Wolf, Inc.	5,400	37,476
	Gulf Island Fabrication, Inc.	2,700	61,371
*	Gulfmark Offshore, Inc.	7,500	205,650
* #	Hanover Compressor Co.	48,483	740,820
*	Harvest Natural Resources, Inc.	11,900	107,219
	Helmerich & Payne, Inc.	40,300	2,650,531
* #	Houston Exploration Co.	14,200	821,328
* #	Input/Output, Inc.	25,800	195,048
	Kerr-McGee Corp.	79,889	7,805,155
*	Key Energy Group, Inc.	50,600	756,470
* #	Lone Star Technologies, Inc.	5,800	288,260
	Marathon Oil Corp.	306,495	21,638,547
	MarkWest Hydrocarbon, Inc.	726	16,611
#	Massey Energy Co.	33,400	1,242,480
* #	Matrix Service Co.	4,000	44,280
*	Maverick Tube Corp.	13,900	646,767
*	Meridian Resource Corp.	27,400	116,176
*	NATCO Group, Inc. Class A	2,600	64,428
*	National-Oilwell, Inc.	3,579	217,890
* #	Newfield Exploration Co.	50,780	1,962,647
*	Newpark Resources, Inc.	18,000	134,280
	Noble Energy, Inc.	72,200	3,035,288
	Occidental Petroleum Corp.	40,776	3,732,635
*	Oil States International, Inc.	17,600	607,728
	Overseas Shipholding Group, Inc.	41,500	2,098,655
*	Parallel Petroleum Corp.	3,900	66,339
*	Parker Drilling Co.	5,700	52,725
#	Peabody Energy Corp.	139,600	6,738,492
	Penn Virginia Corp.	2,400	148,440
* #	Petrohawk Energy Corp.	3,762	47,514
*	Petroleum Development Corp.	1,600	68,816
#	Pioneer Natural Resources Co.	98,600	4,150,074
*	Plains Exploration & Production Co.	20,710	843,932
	Pogo Producing Co.	82,300	4,103,478
*	Pride International, Inc.	60,000	1,858,200
	Range Resources Corp.	28,650	685,594
	Resource America, Inc.	21,000	344,820
#	Rowan Companies, Inc.	66,200	2,664,550
* #	SEACOR Holdings, Inc.	15,908	1,160,807
*	Southwestern Energy Co.	1,400	44,926
* #	Stone Energy Corp.	14,400	596,160
	Sunoco, Inc.	57,800	4,282,980
*	Swift Energy Corp.	25,900	1,003,884
#	Tesoro Petroleum Corp.	30,900	1,866,669
*	TETRA Technologies, Inc.	2,806	105,506
	Tidewater, Inc.	79,200	4,138,200
*	TransMontaigne, Inc.	16,600	125,164
*	Unit Corp.	15,100	802,867
*	Universal Compression Holdings, Inc.	15,100	660,625

12

	USEC, Inc.	87,200	1,084,768
	Valero Energy Corp.	432,800	23,280,312
*	Veritas DGC, Inc.	3,600	151,668
*	Whiting Petroleum Corp.	4,666	189,440
Total Energy			341,118,838

Industrials — (10.7%)
* #	AAR Corp.	12,500	316,375
	Abrams Industries, Inc.	1,400	5,824
*	ABX Air, Inc.	4,981	39,948
	Aceto Corp.	3,500	25,935
*	Active Power, Inc.	10,200	47,532
#	Administaff, Inc.	1,200	56,940
* #	AGCO Corp.	47,100	920,805
	Alamo Group, Inc.	3,735	89,117
*	Alaska Air Group, Inc.	15,600	499,980
	Albany International Corp. Class A	17,000	631,890
	Alexander & Baldwin, Inc.	58,400	2,845,832
*	Allied Waste Industries, Inc.	197,800	2,118,438
	Ambassadors International, Inc.	3,900	68,952
	American Power Conversion Corp.	1,300	26,559
* #	American Superconductor Corp.	3,800	38,304
	Ameron International Corp.	7,300	433,620
* #	AMR Corp.	3,600	90,360
	Amrep Corp.	500	15,580
	Apogee Enterprises, Inc.	8,500	146,965
	Applied Industrial Technologies, Inc.	35,550	1,520,829
	Applied Signal Technologies, Inc.	2,300	53,912
#	Arkansas Best Corp.	22,000	914,320
* #	Armor Holdings, Inc.	8,200	481,586
*	Artesyn Technologies, Inc.	30,400	331,360
*	Astec Industries, Inc.	3,511	126,115
*	Aviall, Inc.	5,100	194,565
*	Axsys Technologies, Inc.	200	3,310
*	AZZ, Inc.	3,400	77,486
	Banta Corp.	12,600	613,746
	Barnes Group, Inc.	7,500	287,850
	Bowne & Co., Inc.	32,500	483,925
	Burlington Northern Santa Fe Corp.	311,900	24,527,816
	C&D Technologies, Inc.	23,100	197,274
	Cascade Corp.	3,500	181,510
*	Casella Waste Systems, Inc. Class A	4,700	66,505
*	CBIZ, Inc.	42,800	310,728
	CDI Corp.	15,700	384,493
*	Celadon Group, Inc.	3,000	72,300
	Cendant Corp.	1,014,984	16,869,034
	Central Parking Corp.	33,500	546,050
*	Cenveo, Inc.	11,500	162,035
* #	Ceradyne, Inc.	1,250	76,100
*	Channell Commercial Corp.	700	3,605
	CIRCOR International, Inc.	15,450	426,420
*	Clean Harbors, Inc.	1,300	42,874
	Comfort Systems USA, Inc.	15,500	170,345
*	Compudyne Corp.	200	1,334
*	Consolidated Graphics, Inc.	5,700	291,099

13

*	Continental Airlines, Inc.	12,500	291,250
*	Cornell Companies, Inc.	3,700	49,987
*	Corrections Corporation of America	13,700	589,237
*	Covenant Transport, Inc. Class A	9,750	151,125
	CSX Corp.	311,600	17,256,408
	Cubic Corp.	32,300	698,326
	Curtiss-Wright Corp.	1,072	66,292
	Deere & Co.	2,300	175,421
* #	Distributed Energy Systems Corp.	1,900	17,727
*	Dollar Thrifty Automotive Group, Inc.	22,900	924,702
	Donnelley (R.R.) & Sons Co.	10,300	346,698
*	Ducommun, Inc.	3,200	70,784
	Eaton Corp.	3,100	215,977
*	EGL, Inc.	5,400	218,430
*	Electro Rent Corp.	9,200	137,080
*	EMCOR Group, Inc.	11,600	505,644
*	Encore Wire Corp.	7,550	235,485
*	EnerSys	8,200	111,356
*	EnPro Industries, Inc.	11,600	380,132
*	ESCO Technologies, Inc.	800	40,624
*	Esterline Technologies Corp.	11,400	474,696
*	Exponent, Inc.	500	15,900
	Federal Signal Corp.	52,200	934,902
	FedEx Corp.	4,782	512,822
*	First Consulting Group, Inc.	1,900	11,875
*	Flanders Corp.	1,600	17,520
	Florida East Coast Industries, Inc.	9,300	472,812
* #	Flowserve Corp.	32,400	1,665,360
*	Foster (L.B.) Co. Class A	700	10,556
* #	Frontier Airlines, Inc.	15,400	110,880
*	Frozen Food Express Industries, Inc.	5,200	60,632
* #	FuelCell Energy, Inc.	18,572	206,706
	G & K Services, Inc. Class A	23,943	936,171
*	Gardner Denver Machinery, Inc.	2,255	138,367
	GATX Corp.	67,697	2,687,571
*	Gehl Co.	3,550	117,470
#	Gencorp, Inc.	19,700	379,225
* #	Genesee & Wyoming, Inc.	4,700	215,025
*	Genlyte Group, Inc.	10,900	674,492
*	Global Payment Technologies, Inc.	200	442
*	GP Strategies Corp.	8,200	59,040
	Granite Construction, Inc.	15,300	709,155
*	Griffon Corp.	23,170	544,958
	Hardinge, Inc.	8,259	137,348
*	Hawk Corp.	600	9,180
	Healthcare Services Group, Inc.	900	16,614
	Heico Corp.	9,800	288,316
	Heico Corp. Class A	4,770	124,068
*	Heidrick & Struggles International, Inc.	6,200	229,400
*	Herley Industries, Inc.	5,500	103,455
* #	Hexcel Corp.	2,100	45,192
*	Hub Group, Inc. Class A	1,000	41,700
*	Hudson Highland Group, Inc.	3,780	62,710
	Hughes Supply, Inc.	80,700	3,732,375
	Hunt (J.B.) Transport Services, Inc.	100,000	2,366,000

14

*	Huttig Building Products, Inc.	4,100	35,547
	IDEX Corp.	12,750	602,438
	IKON Office Solutions, Inc.	168,800	2,219,720
*	Industrial Distribution Group, Inc.	1,300	9,984
*	Infrasource Services, Inc.	3,000	53,610
*	Innotrac Corp.	200	744
*	Innovative Solutions & Support, Inc.	1,200	16,932
*	Insituform Technologies, Inc. Class A	9,500	255,645
	Interpool, Inc.	21,400	419,868
*	Jacuzzi Brands, Inc.	15,200	148,656
	JLG Industries, Inc.	37,300	2,200,327
#	Joy Global, Inc.	11,250	580,050
*	Kadant, Inc.	5,557	104,972
	Kaman Corp. Class A	17,792	404,056
* #	Kansas City Southern	52,200	1,209,474
	Kelly Services, Inc. Class A	35,504	958,253
	Kennametal, Inc.	39,700	2,321,656
*	Key Technology, Inc.	1,300	14,807
*	Kforce, Inc.	900	10,899
*	Kirby Corp.	8,300	508,790
*	Korn/Ferry International	12,400	261,020
*	K-Tron International, Inc.	200	7,980
*	LaBarge, Inc.	1,800	30,132
*	Labor Ready, Inc.	3,600	88,452
*	Ladish Co., Inc.	3,000	65,970
	Laidlaw International, Inc.	7,000	193,200
*	Layne Christensen Co.	800	22,312
	Lennox International, Inc.	44,800	1,440,320
	Lockheed Martin Corp.	133,500	9,728,145
	LSI Industries, Inc.	8,950	139,083
*	Lydall, Inc.	4,800	42,576
*	M&F Worldwide Corp.	6,400	105,600
*	Mac-Gray Corp.	4,300	51,600
*	Magnetek, Inc.	11,700	46,800
* #	MAIR Holdings, Inc.	6,100	31,171
	Manpower, Inc.	36,700	1,968,588
	McGrath Rentcorp.	6,008	165,340
* #	Medialink Worldwide, Inc.	500	2,245
*	Merrimac Industries, Inc.	1,100	9,988
*	Mesa Air Group, Inc.	14,000	159,880
*	Middleby Corp.	500	47,350
* #	Midwest Air Group, Inc.	4,200	22,512
*	Miller Industries, Inc.	3,400	86,700
	Mine Safety Appliances Co.	3,900	155,415
*	Misonix, Inc.	4,400	25,872
*	Mobile Mini, Inc.	5,900	321,432
* #	Modtech Holdings, Inc.	1,800	13,968
* #	Monster Worldwide, Inc.	14,113	690,972
*	Moog, Inc. Class A	7,262	243,713
	Mueller Industries, Inc.	24,300	802,143
	NACCO Industries, Inc. Class A	7,900	1,096,520
*	Nashua Corp.	400	2,724
*	National Patent Development Corp.	7,600	10,868
*	National Technical Systems, Inc.	500	2,580
* #	NCI Building Systems, Inc.	12,600	726,768

15

*	NCO Group, Inc.	13,097	294,290
	Norfolk Southern Corp.	592,400	30,319,032
	Northrop Grumman Corp.	361,610	23,179,201
*	Old Dominion Freight Line, Inc.	675	17,793
*	On Assignment, Inc.	2,500	27,725
* #	Orbital Sciences Corp.	25,813	393,132
*	P.A.M. Transportation Services, Inc.	400	8,412
	Paccar, Inc.	3,825	267,253
	Parker Hannifin Corp.	2,600	203,242
*	Park-Ohio Holdings Corp.	2,800	58,016
*	Patrick Industries, Inc.	100	1,099
*	Patriot Transportation Holding, Inc.	200	13,552
*	PHH Corp.	34,238	978,864
*	Pico Holdings, Inc.	9,700	327,569
*	Powell Industries, Inc.	1,400	31,570
*	Power-One, Inc.	10,800	61,236
	Precision Castparts Corp.	96,310	5,108,282
	Preformed Line Products Co.	100	4,105
	Providence & Worcester Railroad Co.	1,500	24,390
#	PW Eagle, Inc.	500	11,045
*	Quanta Services, Inc.	45,300	620,157
*	RailAmerica, Inc.	17,600	174,240
	Raytheon Co.	535,600	23,245,040
*	RCM Technologies, Inc.	800	4,864
#	Regal-Beloit Corp.	38,100	1,533,144
*	RemedyTemp, Inc.	3,200	33,600
*	Republic Airways Holdings, Inc.	13,800	193,476
	Robbins & Myers, Inc.	13,600	285,328
*	Rush Enterprises, Inc. Class A	8,900	164,650
*	Rush Enterprises, Inc. Class B	500	8,635
	Ryder System, Inc.	86,300	3,826,542
*	SCS Transportation, Inc.	10,900	294,627
*	Sequa Corp. Class A	3,300	280,203
*	Sequa Corp. Class B	800	67,992
* #	Shaw Group, Inc.	25,300	843,755
*	Sitel Corp.	5,500	19,910
	Skywest, Inc.	74,500	2,158,265
*	SL Industries, Inc.	400	6,040
	Smith (A.O.) Corp.	22,500	1,041,750
	Smith (A.O.) Corp. Convertible Class A	2,200	101,860
*	SOURCECORP, Inc.	9,300	238,080
	Southwest Airlines Co.	1,158,000	19,419,660
*	Spherion Corp.	24,800	247,504
	SPX Corp.	88,900	4,378,325
	Standard Register Co.	14,600	239,732
	Steelcase, Inc. Class A	41,400	703,800
	Stewart & Stevenson Services, Inc.	16,700	575,315
*	Strategic Distribution, Inc.	200	1,954
	Supreme Industries, Inc.	1,310	9,799
*	Swift Transportation Co., Inc.	26,920	641,773
	Sypris Solutions, Inc.	12,801	132,746
*	TB Wood’s Corp.	5,400	64,800
	Tecumseh Products Co. Class A	6,484	146,603
	Teleflex, Inc.	24,400	1,577,460
*	TeleTech Holdings, Inc.	25,100	309,985

16

* #	Terex Corp.	19,600	1,551,340
*	Tetra Tech, Inc.	3,200	56,992
	Textron, Inc.	66,600	5,868,126
#	The Brink’s Co.	19,900	974,503
*	The Geo Group, Inc.	1,600	36,160
*	The Lamson & Sessions Co.	12,600	297,486
* #	Thomas & Betts Corp.	63,600	3,129,120
#	Timken Co.	97,000	2,781,960
	Todd Shipyards Corp.	1,100	29,260
*	Transport Corporation of America, Inc.	200	2,004
*	TRC Companies, Inc.	5,200	57,564
	Tredegar Industries, Inc.	37,300	615,450
#	Trinity Industries, Inc.	53,300	2,824,900
*	Triumph Group, Inc.	5,400	225,990
*	U.S. Xpress Enterprises, Inc. Class A	800	13,648
	Union Pacific Corp.	384,800	34,074,040
* #	United Rentals, Inc.	58,300	1,900,580
* #	United Stationers, Inc.	9,700	480,150
	Universal Forest Products, Inc.	16,700	1,032,561
* #	URS Corp.	31,500	1,373,085
* #	US Airways Group, Inc.	990	32,759
*	USA Truck, Inc.	1,900	55,917
	Valmont Industries, Inc.	6,900	250,953
	Viad Corp.	8,400	268,884
	Vicor Corp.	13,200	262,548
*	Volt Information Sciences, Inc.	13,400	320,662
#	Walter Industries, Inc.	30,140	1,984,116
	Washington Group International, Inc.	2,000	116,740
* #	Waste Connections, Inc.	14,550	533,112
	Waste Industries USA, Inc.	16,100	249,550
*	Water Pik Technologies, Inc.	6,100	168,055
	Watsco, Inc. Class A	23,900	1,663,918
#	Watts Water Technologies, Inc.	9,300	332,754
	Werner Enterprises, Inc.	100,432	1,951,394
* #	WESCO International, Inc.	700	40,124
*	Westaff, Inc.	3,500	15,435
*	Willis Lease Finance Corp.	1,200	11,412
*	Wolverine Tube, Inc.	100	367
	Woodward Governor Co.	14,400	462,960
*	Xanser Corp.	10,600	46,322
* #	YRC Worldwide, Inc.	25,528	1,221,260
Total Industrials			321,555,052

Information Technology — (7.7%)
*	3Com Corp.	177,600	825,840
*	Actel Corp.	12,600	183,834
*	ActivCard Corp.	7,100	25,986
* #	Activision, Inc.	2,810	35,125
*	Adaptec, Inc.	31,208	195,362
* #	ADC Telecommunications, Inc.	1,839	46,563
*	ADE Corp.	2,500	82,700
#	Adobe Systems, Inc.	14,352	554,274
*	Advanced Digital Information Corp.	25,200	218,232
*	Advanced Energy Industries, Inc.	100	1,432
*	Advanced Micro Devices, Inc.	19,200	742,464

17

*	Advanced Power Technology, Inc.	1,200	18,252
*	Aeroflex, Inc.	33,100	430,300
*	Aetrium, Inc.	1,200	6,444
*	Agile Software Corp.	28,500	197,790
	Agilysys, Inc.	29,100	415,839
	American Software, Inc. Class A	8,900	60,520
* #	Amkor Technology, Inc.	300	2,664
* #	Anadigics, Inc.	3,700	23,347
*	Analex Corp.	500	1,330
*	Analysts International Corp.	200	542
*	Anaren, Inc.	8,500	146,030
*	Andrew Corp.	80,773	1,095,282
#	Anixter International, Inc.	16,100	736,575
*	Answerthink, Inc.	13,300	81,396
*	APA Enterprises, Inc.	3,493	4,366
*	Apple Computer, Inc.	266,000	18,231,640
*	Applied Films Corp.	5,400	103,734
*	Applied Innovation, Inc.	5,600	22,904
* #	Applied Micro Circuits Corp.	102,300	369,303
* #	aQuantive, Inc.	9,000	239,310
*	Ariba, Inc.	4,600	46,920
* #	Arris Group, Inc.	59,400	753,786
*	Arrow Electronics, Inc.	70,300	2,445,737
	Astro-Med, Inc.	200	2,000
*	Atmel Corp.	48,508	220,711
*	Autobytel, Inc.	7,300	34,091
*	Avici Systems, Inc.	400	1,444
* #	Avid Technology, Inc.	1,717	80,424
*	Avnet, Inc.	85,000	2,136,050
*	Avocent Corp.	19,300	644,813
	AVX Corp.	185,600	3,073,536
*	Aware, Inc.	19,335	104,216
*	Axcelis Technologies, Inc.	49,100	339,281
*	AXT, Inc.	100	291
* #	BearingPoint, Inc.	99,600	887,436
#	Belden CDT, Inc.	51,550	1,328,959
*	Bell Industries, Inc.	2,700	6,750
* #	Bell Microproducts, Inc.	10,200	61,302
*	Benchmark Electronics, Inc.	15,900	559,998
	Black Box Corp.	21,900	1,046,382
	Bogen Communications International, Inc.	700	4,288
* #	Bookham, Inc.	1,100	7,678
*	Borland Software Corp.	20,900	110,979
*	Bottomline Technologies, Inc.	1,000	12,270
*	Brightpoint, Inc.	3,937	111,378
*	Broadcom Corp.	29,550	1,332,410
	CA Inc.	80,212	2,178,558
*	CalAmp Corp.	6,600	66,330
*	Captaris, Inc.	11,900	46,767
*	Carreker Corp.	2,200	13,024
*	Carrier Access Corp.	200	1,020
*	Catalyst Semiconductor, Inc.	2,700	13,635
*	C-COR, Inc.	12,800	90,880
* #	CellStar Corp.	1,500	4,875
*	Centillium Communications, Inc.	6,200	18,352

18

*	CheckFree Corp.	13,200	652,872
*	Checkpoint Systems, Inc.	24,200	691,152
*	Ciber, Inc.	32,200	186,438
*	Ciena Corp.	125,415	504,168
*	Clarus Corp.	8,800	62,832
*	CNET Networks, Inc.	37,400	517,616
*	Coherent, Inc.	13,100	425,226
	Cohu, Inc.	7,081	149,551
*	Comarco, Inc.	8,700	103,965
* #	CommScope, Inc.	17,300	415,027
*	Computer Horizons Corp.	11,500	53,475
*	Computer Sciences Corp.	38,000	2,064,920
*	Computer Task Group, Inc.	785	3,171
*	Compuware Corp.	170,400	1,398,984
*	Comtech Telecommunications Corp.	1,100	34,463
*	Comverse Technology, Inc.	30,052	864,296
*	Conexant Systems, Inc.	36,710	109,396
* #	Convera Corp.	2,500	24,500
*	Convergys Corp.	62,800	1,090,836
*	Corning, Inc.	453,000	11,057,730
*	Cosine Communications, Inc.	800	1,848
*	Covansys Corp.	12,279	183,939
* #	Credence Systems Corp.	43,200	374,112
* #	Cree, Inc.	2,000	59,900
	CTS Corp.	34,400	424,840
*	Cyberoptics Corp.	600	9,252
*	Cybersource Corp.	6,300	52,668
* #	Cypress Semiconductor Corp.	41,300	733,488
*	Datastream Systems, Inc.	2,930	29,710
	Diebold, Inc.	200	8,000
*	Digi International, Inc.	4,800	52,176
*	Digimarc Corp.	6,100	45,201
*	Digital Angel Corp.	3,500	13,650
*	Digital Insight Corp.	2,000	66,100
*	Digitas, Inc.	11,881	167,879
*	Diodes, Inc.	1,575	59,504
*	Ditech Communications Corp.	13,400	138,154
*	Dot Hill Systems Corp.	19,900	134,524
*	Dycom Industries, Inc.	17,099	365,064
*	Echelon Corp.	14,400	116,640
*	eFunds Corp.	16,100	435,988
*	Electro Scientific Industries, Inc.	8,300	207,168
	Electronic Data Systems Corp.	631,500	16,861,050
*	Electronics for Imaging, Inc.	19,900	533,718
*	eLoyalty Corp.	300	4,044
*	EMC Corp.	26,550	372,231
*	EMS Technologies, Inc.	6,300	110,250
*	Emulex Corp.	3,300	58,740
*	Entrust, Inc.	53,572	198,216
*	ePlus, Inc.	3,000	42,300
*	ESS Technology, Inc.	9,600	35,904
*	Exar Corp.	14,569	181,384
*	Extreme Networks, Inc.	31,432	145,530
	Fair Isaac Corp.	12,922	550,736
*	Fairchild Semiconductor Corp. Class A	50,966	885,789

19

* #	Faro Technologies, Inc.	1,300	20,787
*	Forrester Research, Inc.	700	15,827
*	FSI International, Inc.	8,100	47,871
* #	Genesis Microchip, Inc.	15,900	341,850
*	Gerber Scientific, Inc.	3,700	38,443
*	Glenayre Technologies, Inc.	400	1,560
*	Globecomm Systems, Inc.	10,200	66,912
* #	Globix Corp.	3,900	7,215
*	GSE Systems, Inc.	2,236	3,689
*	GTSI Corp.	3,200	24,288
*	Harmonic, Inc.	2,400	13,848
#	Harris Corp.	35,200	1,607,936
*	Hauppauge Digital, Inc.	1,200	4,920
*	Hewitt Associates, Inc. Class A	1,100	29,689
	Hewlett-Packard Co.	2,266,500	74,363,865
*	hi/fn, Inc.	2,300	16,169
*	Hutchinson Technology, Inc.	17,900	492,429
*	Hypercom Corp.	22,000	169,180
*	Identix, Inc.	26,579	217,150
*	iGATE Capital Corp.	19,300	128,345
	Imation Corp.	31,500	1,381,275
*	InFocus Corp.	8,525	34,612
* #	Informatica Corp.	400	6,408
	Inforte Corp.	6,700	27,738
*	InfoSpace, Inc.	10,100	243,511
*	Ingram Micro, Inc.	102,400	2,025,472
*	Innovex, Inc.	6,100	26,169
*	Integrated Device Technology, Inc.	109,800	1,630,530
*	Integrated Silicon Solution, Inc.	10,736	67,852
*	Intergraph Corp.	3,845	139,420
*	Interland, Inc.	4,900	28,371
*	Interlink Electronics, Inc.	1,700	5,423
*	Intermec, Inc.	28,900	886,652
* #	International Rectifier Corp.	21,700	805,070
*	Internet Security Systems, Inc.	12,900	300,699
*	Interphase Corp.	1,100	6,765
	Intersil Corp.	213,665	6,055,266
*	Interwoven, Inc.	21,000	182,700
*	Intest Corp.	600	2,682
*	IntriCon Corp.	500	2,950
*	Iomega Corp.	7,200	20,160
*	iPass, Inc.	7,900	58,302
* #	IPIX Corp.	1,700	3,179
*	Iron Mountain, Inc.	450	19,665
*	IXYS Corp.	5,690	60,883
*	Jaco Electronics, Inc.	1,300	4,641
*	JDA Software Group, Inc.	11,400	156,522
*	Keane, Inc.	26,300	308,762
*	Kemet Corp.	31,200	277,992
*	Key Tronic Corp.	700	2,730
*	Keynote Systems, Inc.	12,100	136,125
* #	Komag, Inc.	400	18,736
*	Lattice Semiconductor Corp.	25,300	115,115
* #	Lawson Software, Inc.	5,800	46,110
*	LeCroy Corp.	3,900	57,720

20

*	Lightbridge, Inc.	7,900	77,499
*	Logility, Inc.	1,000	10,760
*	LSI Logic Corp.	127,300	1,241,175
*	LTX Corp.	14,651	82,925
*	Management Network Group, Inc.	5,900	14,160
*	Mapinfo Corp.	6,700	90,383
*	Mastec, Inc.	10,700	138,565
*	Maxtor Corp.	128,900	1,237,440
*	McDATA Corp. Class A	52,300	231,166
*	McDATA Corp. Class B	4,600	18,492
*	MedQuist, Inc.	8,300	116,200
*	Merix Corp.	6,300	60,984
	Methode Electronics, Inc.	26,088	320,100
*	Metrologic Instruments, Inc.	6,432	144,141
*	Micro Linear Corp.	4,000	6,200
*	Micron Technology, Inc.	378,400	5,868,984
* #	Microsemi Corp.	17,900	550,425
*	Microtune, Inc.	5,400	29,160
* #	Midway Games, Inc.	3,000	29,730
*	MKS Instruments, Inc.	25,900	579,124
*	Mobius Management Systems, Inc.	1,300	8,333
*	Moldflow Corp.	2,000	28,140
*	Motive, Inc.	5,000	16,600
*	MPS Group, Inc.	86,100	1,303,554
*	MRO Software, Inc.	23,400	344,916
* #	MSC.Software Corp.	8,500	154,700
*	Nanometrics, Inc.	2,200	29,216
*	Napco Security Systems, Inc.	120	1,825
	National Semiconductor Corp.	7,200	201,960
*	NCR Corp.	1,000	40,090
*	Neoware Systems, Inc.	400	9,812
*	NetIQ Corp.	11,300	127,690
* #	Netopia, Inc.	300	1,050
*	NetRatings, Inc.	23,100	300,993
*	NetScout Systems, Inc.	22,100	149,396
*	Network Equipment Technologies, Inc.	26,700	109,203
*	Newport Corp.	24,000	425,760
*	Novell, Inc.	187,400	1,782,174
*	Nu Horizons Electronics Corp.	12,600	109,998
* #	Nuance Communications, Inc.	26,400	282,480
* #	NYFIX, Inc.	9,700	64,311
*	Openwave Systems, Inc.	2,500	49,625
*	OPNET Technologies, Inc.	23,600	226,560
*	Optical Cable Corp.	1,700	8,551
*	Optical Communication Products, Inc.	5,800	16,414
* #	OSI Systems, Inc.	9,800	203,350
*	OYO Geospace Corp.	2,400	113,736
* #	Palm, Inc.	1,415	58,440
*	Panavision, Inc.	600	2,250
*	PAR Technology Corp.	900	16,200
	Park Electrochemical Corp.	12,600	363,762
*	Paxar Corp.	17,300	331,814
*	PC Connection, Inc.	14,861	81,438
*	PC-Tel, Inc.	6,700	50,585
*	Pegasus Solutions, Inc.	5,900	54,516

21

*	Pegasystems, Inc.	19,704	161,179
*	Perceptron, Inc.	3,200	26,048
*	Performance Technologies, Inc.	1,400	11,060
*	Pericom Semiconductor Corp.	9,833	88,595
*	Pervasive Software, Inc.	1,300	5,512
*	Pfsweb, Inc.	2,776	4,497
*	Phoenix Technologies, Ltd.	7,400	51,282
*	Photon Dynamics, Inc.	900	19,071
*	Photronics, Inc.	16,000	281,120
*	Pixelworks, Inc.	10,700	48,257
*	Planar Systems, Inc.	5,500	85,470
*	PLATO Learning, Inc.	13,300	105,336
*	Plexus Corp.	10,100	338,956
*	PLX Technology, Inc.	2,800	33,824
* #	Polycom, Inc.	45,000	873,900
* #	Powerwave Technologies, Inc.	29,389	431,431
*	Presstek, Inc.	3,498	44,320
	Printronix, Inc.	3,600	53,208
#	Procom Technology, Inc.	900	756
*	Quantum Corp.	54,600	194,922
*	QuickLogic Corp.	95	476
*	Quovadx, Inc.	6,364	18,137
*	RadiSys Corp.	8,700	158,688
*	RealNetworks, Inc.	22,600	177,636
*	RF Monolithics, Inc.	5,299	29,780
	Richardson Electronics, Ltd.	12,270	103,804
*	Rofin-Sinar Technologies, Inc.	2,200	115,896
*	RSA Security, Inc.	19,200	281,856
*	Rudolph Technologies, Inc.	8,241	135,818
*	S1 Corp.	16,900	69,628
	Sabre Holdings Corp.	136,900	3,303,397
*	Safeguard Scientifics, Inc.	1,600	3,040
*	SafeNet, Inc.	13,418	334,377
* #	Sandisk Corp.	6,936	418,518
*	Sanmina-SCI Corp.	199,400	769,684
*	SBS Technologies, Inc.	5,500	60,995
* #	SCM Microsystems, Inc.	7,900	27,255
*	Seachange International, Inc.	9,000	81,090
*	Selectica, Inc.	29,569	81,315
*	Semitool, Inc.	26,400	333,432
*	Silicon Storage Technology, Inc.	43,700	197,524
*	SimpleTech, Inc.	10,096	41,999
*	Sipex Corp.	30,000	90,000
*	Skyworks Solutions, Inc.	56,080	294,981
*	Solectron Corp.	405,398	1,463,487
*	SonicWALL, Inc.	28,345	190,195
*	Spectrum Control, Inc.	3,500	26,075
*	Standard Microsystems Corp.	7,300	237,396
*	Stellent, Inc.	6,775	74,186
*	Stratos International, Inc.	3,500	23,555
*	Sun Microsystems, Inc.	866,700	3,614,139
*	Sunrise Telecom, Inc.	14,900	25,926
*	Sycamore Networks, Inc.	87,900	410,493
*	Sykes Enterprises, Inc.	16,100	214,452
#	Symbol Technologies, Inc.	202	2,347

22

*	Symmetricom, Inc.	4,141	37,145
*	SYNNEX Corp.	1,600	29,552
*	Tech Data Corp.	33,300	1,382,949
	Technitrol, Inc.	29,600	647,648
*	TechTeam Global, Inc.	5,000	53,750
	Tektronix, Inc.	1,766	54,393
*	Tellabs, Inc.	258,072	3,791,078
*	Telular Corp.	5,000	15,650
*	Teradyne, Inc.	5,600	94,024
*	TheStreet.com, Inc.	6,700	51,992
*	THQ, Inc.	18,129	435,096
*	TIBCO Software, Inc.	68,700	595,629
*	Tier Technologies, Inc. Class B	8,900	67,640
*	Tollgrade Communications, Inc.	5,100	72,675
*	Triquint Semiconductor, Inc.	57,700	273,498
*	TTM Technologies, Inc.	13,388	172,839
*	Tyler Technologies, Inc.	17,600	174,416
*	Ulticom, Inc.	22,000	245,960
*	Ultratech, Inc.	5,400	107,946
*	Unisys Corp.	74,600	498,328
	United Online, Inc.	18,200	218,582
*	ValueClick, Inc.	20,100	351,951
*	Veeco Instruments, Inc.	11,300	227,017
*	VeriSign, Inc.	88,500	2,093,910
* #	Viasat, Inc.	3,300	88,605
*	Video Display Corp.	600	5,400
*	Vignette Corp.	15,500	249,550
*	Vishay Intertechnology, Inc.	94,000	1,364,880
*	Vitesse Semiconductor, Inc.	50,800	160,020
*	Vitria Technology, Inc.	200	546
* #	Vyyo, Inc.	1,400	9,968
*	WatchGuard Technologies, Inc.	16,500	66,990
*	webMethods, Inc.	6,000	44,640
*	White Electronics Designs Corp.	7,100	42,955
*	Wind River Systems, Inc.	5,390	83,383
	Wireless Telecom Group, Inc.	12,600	34,902
	Woodhead Industries, Inc.	11,100	160,950
*	Xerox Corp.	158,800	2,366,120
*	Zhone Technologies, Inc.	400	976
*	Zomax, Inc.	14,333	29,383
*	Zoran Corp.	21,732	429,859
*	Zygo Corp.	15,000	257,850
Total Information Technology			230,992,467

Materials — (5.8%)
*	AEP Industries, Inc.	2,200	59,224
	Airgas, Inc.	77,640	2,825,320
	Albemarle Corp.	56,900	2,415,405
#	Alcoa, Inc.	127,552	3,739,825
* #	Aleris International, Inc.	2,363	101,207
#	Allegheny Technologies, Inc.	4,200	212,142
*	American Pacific Corp.	500	2,865
	Aptargroup, Inc.	6,400	339,520
	Arch Chemicals, Inc.	17,700	499,494
	Ashland, Inc.	94,800	6,187,596

23

#	Bowater, Inc.	56,100	1,459,722
*	Brush Engineered Materials, Inc.	11,600	201,956
*	Buckeye Technologies, Inc.	12,800	112,768
	Cabot Corp.	54,000	1,999,080
	Calgon Carbon Corp.	26,900	209,282
*	Caraustar Industries, Inc.	16,500	167,805
	Carpenter Technology Corp.	21,500	1,797,185
*	Century Aluminum Co.	24,600	875,514
*	Chaparral Steel Co.	23,600	1,081,116
#	Chemtura Corp.	80,379	890,599
	Chesapeake Corp.	15,600	205,764
	Cleveland-Cliffs, Inc.	600	51,630
	Commercial Metals Co.	41,400	1,875,006
*	Continental Materials Corp.	100	2,800
*	Crown Holdings, Inc.	64,200	1,174,860
	Cytec Industries, Inc.	57,800	3,083,052
*	Devcon International Corp.	300	2,628
	Eagle Materials, Inc.	57,543	3,114,803
	Eagle Materials, Inc. Class B	1,545	82,951
	Eastman Chemical Co.	22,900	1,129,657
	Ferro Corp.	1,300	26,104
*	FMC Corp.	10,000	608,100
	Gibraltar Industries, Inc.	36,300	926,013
	Glatfelter (P.H.) Co.	36,700	603,348
*	Graphic Packaging Corp.	5,000	13,000
	H.B. Fuller Co.	12,700	515,620
	International Paper Co.	514,912	16,873,666
	Kronos Worldwide, Inc.	371	10,796
#	LaFarge North America, Inc.	85,600	7,093,672
*	Landec Corp.	3,300	23,925
*	Lesco, Inc.	3,300	53,625
	Louisiana-Pacific Corp.	140,500	3,994,415
	Lubrizol Corp.	69,200	2,993,592
	Lyondell Chemical Co.	292,555	6,120,251
#	Martin Marietta Materials, Inc.	24,300	2,369,250
*	Material Sciences Corp.	4,700	61,147
	MeadWestavco Corp.	237,900	6,618,378
#	Minerals Technologies, Inc.	19,000	1,017,070
	Monsanto Co.	118,700	9,956,556
	Myers Industries, Inc.	45,250	724,000
*	NewMarket Corp.	8,800	303,336
	Newmont Mining Corp.	2,294	121,398
#	NL Industries, Inc.	14,500	191,255
	NN, Inc.	10,100	124,634
*	Northwest Pipe Co.	500	13,235
#	Nucor Corp.	71,600	6,161,180
	Olympic Steel, Inc.	2,500	65,900
*	OM Group, Inc.	9,300	197,253
* #	Oregon Steel Mills, Inc.	12,600	477,288
*	Owens-Illinois, Inc.	77,200	1,446,728
*	Pactiv Corp.	1,800	41,274
	Phelps Dodge Corp.	70,800	9,770,400
*	PolyOne Corp.	19,400	169,362
	Pope & Talbot, Inc.	3,776	28,584
	Quaker Chemical Corp.	8,100	161,919

24

	Quanex Corp.	18,150	1,126,571
#	Reliance Steel & Aluminum Co.	30,300	2,496,417
	Rock of Ages Corp.	300	1,530
	Rock-Tenn Co. Class A	30,300	397,536
	Rohm & Haas Co.	700	34,825
	Rotonics Manufacturing, Inc.	1,700	5,440
	RPM International, Inc.	110,800	1,998,832
*	RTI International Metals, Inc.	18,300	769,515
	Ryerson Tull, Inc.	22,300	562,852
	Schnitzer Steel Industries, Inc. Class A	28,200	877,020
	Schulman (A.), Inc.	26,800	627,924
	Schweitzer-Maudoit International, Inc.	11,400	292,980
*	Sealed Air Corp.	20,800	1,183,104
	Sensient Technologies Corp.	52,500	940,800
*	Smurfit-Stone Container Corp.	116,045	1,522,510
	Spartech Corp.	37,600	909,920
#	Steel Dynamics, Inc.	54,100	2,488,600
	Steel Technologies, Inc.	13,300	366,947
	Stepan Co.	3,900	104,169
*	Stillwater Mining Co.	26,600	346,066
	Summa Industries, Inc.	2,200	17,050
	Temple-Inland, Inc.	77,000	3,285,590
*	Terra Industries, Inc.	35,300	250,277
#	Texas Industries, Inc.	23,500	1,425,510
*	U.S. Concrete, Inc.	10,400	130,312
#	United States Steel Corp.	151,500	8,256,750
*	Universal Stainless & Alloy Products, Inc.	170	3,305
	Valhi, Inc.	107,100	1,911,735
	Wausau-Mosinee Paper Corp.	57,800	751,400
	Wellman, Inc.	27,200	170,816
	Weyerhaeuser Co.	333,400	22,767,886
	Worthington Industries, Inc.	79,200	1,552,320
* #	Zoltek Companies, Inc.	16,800	289,968
Total Materials			173,643,527

Telecommunication Services — (5.3%)
*	@Road, Inc.	27,200	140,352
	Alltel Corp.	400	25,260
*	American Tower Corp.	63,600	2,024,388
	AT&T, Inc.	3,658,583	100,940,305
*	Broadwing Corp.	14,800	132,608
	CenturyTel, Inc.	3,100	111,538
	Citizens Communications Co.	127,000	1,695,450
*	Crown Castle International Corp.	91,700	2,874,795
	CT Communications, Inc.	16,441	217,679
	D&E Communications, Inc.	9,568	97,115
*	General Communications, Inc. Class A	16,080	180,900
	Hector Communications Corp.	200	5,530
*	IDT Corp.	10,500	124,215
* #	IDT Corp. Class B	27,500	326,975
*	LCC International, Inc. Class A	3,800	11,400
* #	Level 3 Communications, Inc.	36,400	123,760
*	Premiere Global Services, Inc.	3,900	32,019
*	Price Communications Corp.	12,038	201,637
*	Qwest Communications International, Inc.	97,600	616,832

25

	Sprint Nextel Corp.	986,386	23,702,856
*	SunCom Wireless Holdings, Inc.	27,600	46,920
	SureWest Communications	17,050	431,024
*	TALK America Holdings, Inc.	13,100	111,743
	Telephone & Data Systems, Inc.	60,800	2,273,920
	Telephone & Data Systems, Inc. Special Shares	41,500	1,489,850
*	Time Warner Telecom, Inc.	6,998	88,385
*	United States Cellular Corp.	32,900	1,807,855
	Verizon Communications, Inc.	581,200	19,586,440
*	Wireless Facilities, Inc.	17,500	78,750
*	Xeta Corp.	78	154
Total Telecommunication Services			159,500,655

Consumer Staples — (3.9%)
	Albertson’s, Inc.	457,700	11,643,888
	Alliance One International, Inc.	29,700	132,165
#	American Italian Pasta Co.	15,100	65,685
	Archer-Daniels-Midland Co.	738,965	23,439,970
* #	BJ’s Wholesale Club, Inc.	500	15,830
#	Cal-Maine Foods, Inc.	2,116	13,542
	Casey’s General Stores, Inc.	38,160	1,000,937
* #	Central Garden & Pet Co.	8,200	445,752
	Chiquita Brands International, Inc.	12,300	211,806
	Coca-Cola Enterprises, Inc.	505,100	9,925,215
*	Constellation Brands, Inc. Class A	38,600	1,016,724
	Corn Products International, Inc.	96,700	2,607,032
*	Dean Foods Co.	57,000	2,135,790
	Del Monte Foods Co.	84,600	920,448
	Farmer Brothers Co.	5,000	108,750
#	Flowers Foods, Inc.	58,725	1,614,937
*	Foodarama Supermarkets, Inc.	100	5,250
*	Genesee Corp. Class B	100	161
* #	Great Atlantic & Pacific Tea Co., Inc.	13,900	448,414
*	Griffin Land & Nurseries, Inc. Class A	400	12,700
*	Hain Celestial Group, Inc.	18,200	424,788
*	Hines Horticulture, Inc.	1,600	5,936
#	Imperial Sugar Co. (New)	2,000	52,400
	Ingles Market, Inc. Class A	15,000	247,650
* #	Interstate Bakeries Corp.	14,600	104,390
	J & J Snack Foods Corp.	1,400	47,530
	J. M. Smucker Co.	76,582	3,026,521
#	Kraft Foods, Inc.	461,040	13,872,694
	Lance, Inc.	14,000	304,360
#	Longs Drug Stores Corp.	28,900	1,108,893
	MGP Ingredients, Inc.	15,300	203,949
	Molson Coors Brewing Co.	81,200	5,095,300
*	Monterey Pasta Co.	7,500	29,325
	Nash Finch Co.	10,300	319,300
*	Natrol, Inc.	900	1,980
*	Omega Protein Corp.	6,600	41,514
*	Pathmark Stores, Inc.	9,720	97,783
	PepsiAmericas, Inc.	169,900	4,064,008
* #	Performance Food Group Co.	21,500	631,455
#	Pilgrim’s Pride Corp.	30,700	707,942
* #	PriceSmart, Inc.	7,850	62,800

26

*	Pyramid Breweries, Inc.	4,000	9,680
	Ralcorp Holdings, Inc.	800	30,896
* #	Redhook Ale Brewery, Inc.	5,900	20,567
#	Reynolds American, Inc.	134,600	14,287,790
	Ruddick Corp.	32,800	793,104
	Seaboard Corp.	1,100	1,643,400
*	Smart & Final Food, Inc.	15,300	231,030
* #	Smithfield Foods, Inc.	70,600	1,865,958
	Spartan Stores, Inc.	6,800	80,172
#	Supervalu, Inc.	169,700	5,362,520
	Tasty Baking Co.	4,500	32,220
	The Topps Co., Inc.	9,500	76,760
*	TreeHouse Foods, Inc.	13,400	302,170
	Tyson Foods, Inc. Class A	323,230	4,373,302
	Universal Corp.	28,600	1,163,162
	Weis Markets, Inc.	23,800	1,062,908
*	Wild Oats Markets, Inc.	1,000	17,950
* #	Winn-Dixie Stores, Inc.	13,200	4,818
Total Consumer Staples			117,573,921

Health Care — (3.6%)
*	Accelrys, Inc.	15,400	95,480
	Aetna, Inc.	367,600	18,747,600
*	Air Methods Corp.	3,200	75,872
*	Albany Molecular Research, Inc.	15,000	151,350
* #	Alexion Pharmaceuticals, Inc.	1,500	56,370
*	Allied Healthcare International, Inc.	9,100	44,044
*	Allied Healthcare Products, Inc.	100	562
	Alpharma, Inc. Class A	45,100	1,364,275
*	American Dental Partners, Inc.	2,550	33,226
	American Shared Hospital Services	250	1,675
	AmerisourceBergen Corp.	272,744	12,543,497
*	AMN Healthcare Services, Inc.	6,900	143,106
	Analogic Corp.	16,533	891,955
*	Andrx Corp.	300	5,880
*	Applera Corp. - Celera Genomics Group	3,900	44,811
*	Arena Pharmaceuticals, Inc.	2,400	42,504
*	Arqule, Inc.	3,500	18,830
*	Aspect Medical Systems, Inc.	1,400	37,506
	Atrion Corp.	100	7,459
* #	ATS Medical, Inc.	1,600	4,400
*	Avigen, Inc.	7,700	43,890
*	Beverly Enterprises, Inc.	17,500	216,300
*	BioMarin Pharmaceutical, Inc.	5,028	65,766
*	Bio-Rad Laboratories, Inc. Class A	3,500	200,585
*	BioScrip, Inc.	17,300	124,041
*	Bioveris Corp.	600	2,586
*	Bruker BioSciences Corp.	20,600	92,082
* #	Caliper Life Sciences, Inc.	14,800	98,124
	Cambrex Corp.	16,700	309,284
*	Candela Corp.	5,100	97,665
*	Capital Senior Living Corp.	9,600	103,200
* #	Cell Genesys, Inc.	2,600	18,304
	Chemed Corp.	2,400	133,056
	Cigna Corp.	69,000	8,469,750

27

*	Ciphergen Biosystems, Inc.	2,500	4,375
* #	Community Health Systems, Inc.	700	26,544
*	Conmed Corp.	14,650	283,624
#	Cooper Companies, Inc.	537	28,176
*	Cross Country Healthcare, Inc.	15,900	291,129
*	CryoLife, Inc.	1,100	4,895
	Datascope Corp.	10,947	417,628
*	DaVita, Inc.	700	40,873
*	Dendreon Corp.	14,800	72,076
*	Discovery Partners International, Inc.	8,500	20,400
*	Dyax Corp.	12,578	75,468
	Eli Lilly & Co.	676	37,599
*	Emdeon Corp.	154,720	1,630,749
*	Emisphere Technologies, Inc.	1,000	6,280
*	Encore Medical Corp.	20,682	123,265
*	Enzon Pharmaceuticals, Inc.	800	5,408
* #	Epicept Corp.	628	2,047
*	Exelixis, Inc.	5,300	57,558
*	First Horizon Pharmaceutical Corp.	3,865	79,310
* #	Fisher Scientific International, Inc.	22,100	1,506,336
*	Five Star Quality Care, Inc.	300	2,490
*	Gene Logic, Inc.	7,161	27,355
*	Gentiva Health Services, Inc.	2,100	34,986
*	Greatbatch, Inc.	6,000	132,660
*	Hanger Orthopedic Group, Inc.	9,000	54,810
*	Harvard Bioscience, Inc.	14,900	74,351
*	Health Net, Inc.	1,100	52,745
*	HealthTronics, Inc.	10,819	78,654
*	HMS Holdings Corp.	3,200	27,520
*	Hologic, Inc.	8,400	401,772
	Hooper Holmes, Inc.	54,800	155,632
*	Horizon Health Corp.	96	2,215
*	Human Genome Sciences, Inc.	3,500	43,820
*	Humana, Inc.	89,400	4,619,298
*	Illumina, Inc.	24,400	620,492
*	ImmunoGen, Inc.	4,000	18,280
*	IMPATH Bankruptcy Liquidating Trust	600	1,200
*	IMPATH, Inc.	600	0
*	Inspire Pharmaceuticals, Inc.	5,100	25,755
*	IntegraMed America, Inc.	660	7,280
*	Invitrogen Corp.	26,400	1,872,552
*	Iridex Corp.	1,200	9,900
*	Kendle International, Inc.	1,668	52,959
* #	Kindred Healthcare, Inc.	10,700	231,334
*	King Pharmaceuticals, Inc.	8,300	134,875
*	Lexicon Genetics, Inc.	8,953	36,707
*	LifePoint Hospitals, Inc.	2,871	89,173
	Manor Care, Inc.	29,800	1,232,230
*	Matria Healthcare, Inc.	1,300	56,251
*	Maxygen, Inc.	14,600	113,588
	McKesson Corp.	229,000	12,395,770
*	Medarex, Inc.	15,200	224,352
*	MedCath Corp.	1,900	43,548
*	Medco Health Solutions, Inc.	87,200	4,858,784
*	Medical Staffing Network Holdings, Inc.	4,500	23,130

28

*	MEDTOX Scientific, Inc.	3,650	30,477
*	Microtek Medical Holdings, Inc.	13,000	45,760
*	Millennium Pharmaceuticals, Inc.	184,535	1,933,927
*	Molecular Devices Corp.	6,100	194,163
*	Monogram Biosciences, Inc.	15,880	31,601
*	Nabi Biopharmaceuticals	12,300	50,553
*	Natus Medical, Inc.	3,300	65,868
* #	Nektar Therapeutics	2,490	52,066
*	Neose Technologies, Inc.	60	196
*	Neurogen Corp.	5,300	35,722
*	North American Scientific, Inc.	5,600	12,825
* #	OCA, Inc.	13,000	4,940
* #	Occulogix, Inc.	900	3,276
#	Omnicare, Inc.	64,800	3,943,080
	Option Care, Inc.	2,900	40,658
*	Orthologic Corp.	500	2,895
*	Oscient Pharmaceutical Corp.	1,500	3,030
*	Osteotech, Inc.	370	1,691
*	Parexel International Corp.	7,800	199,836
*	PDI, Inc.	4,300	41,753
* #	PDL BioPharma, Inc.	14,250	446,167
*	Pediatric Services of America, Inc.	2,600	33,098
*	Pediatrix Medical Group, Inc.	2,300	217,074
	PerkinElmer, Inc.	130,700	3,109,353
	Perrigo Co.	1,900	30,191
*	Per-Se Technologies, Inc.	3,852	97,302
*	Pharmacopia Drug Discovery, Inc.	7,900	38,157
*	Pharmacyclics, Inc.	1,000	4,750
	PolyMedica Corp.	10,300	416,532
*	PRAECIS Pharmaceuticals, Inc.	2,000	11,920
* #	PSS World Medical, Inc.	58,259	1,006,716
*	Quidel Corp.	600	6,744
*	Radiologix, Inc.	1,000	1,890
*	Res-Care, Inc.	8,410	153,819
*	Respironics, Inc.	1,072	38,978
*	Rita Medical Systems, Inc.	7,800	29,172
*	Sangamo BioSciences, Inc.	8,354	53,131
*	Savient Pharmaceuticals, Inc.	11,289	58,364
*	Schein (Henry), Inc.	15,113	705,021
*	Serologicals Corp.	13,850	335,032
* #	SFBC International, Inc.	1,500	35,400
*	Sonic Innovations, Inc.	100	432
*	SRI/Surgical Express, Inc.	700	4,284
*	Staar Surgical Co.	4,200	34,104
*	Strategic Diagnostics, Inc.	400	1,488
*	Sunrise Senior Living, Inc.	20,200	716,292
*	Synovis Life Technologies, Inc.	3,440	32,474
*	Tenet Healthcare Corp.	191,150	1,508,174
*	Theragenics Corp.	5,200	17,576
* #	Thermo Electron Corp.	77,445	2,681,146
*	Third Wave Technologies, Inc.	11,900	36,770
* #	Thoratec Corp.	5,930	119,312
* #	Triad Hospitals, Inc.	33,762	1,453,792
*	TriZetto Group, Inc.	20,640	345,926
*	United Therapeutics Corp.	700	43,148

29

	UnitedHealth Group, Inc.	34,350	2,000,201
*	Urologix, Inc.	11,772	44,145
*	Viasys Healthcare, Inc.	13,417	391,508
*	Watson Pharmaceuticals, Inc.	67,400	2,020,652
*	WellPoint, Inc.	104,678	8,038,224
*	Zoll Medical Corp.	3,800	99,750
Total Health Care			109,867,769

Utilities — (0.3%)
*	CMS Energy Corp.	24,475	344,608
	Connecticut Water Services, Inc.	3,300	83,688
	Dominion Resources, Inc.	1,194	89,669
*	Dynegy, Inc.	64,600	349,486
	Energen Corp.	22,600	807,498
	New Jersey Resources Corp.	24,900	1,120,500
	Questar Corp.	36,800	2,695,600
* #	Reliant Energy, Inc.	177,500	1,803,400
	South Jersey Industries, Inc.	33,800	966,680
*	Southern Union Co.	25,890	637,412
Total Utilities			8,898,541

Other — (0.0%)
* #	ePresence, Inc. Escrow Shares	6,400	832
*	Petrocorp, Inc. Escrow Shares	900	54
Total Other			886

TOTAL COMMON STOCKS			2,768,480,659

RIGHTS/WARRANTS — (0.0%)
* #	RCN Corp. Warrants 12/21/06	8	0

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (8.1%)
	Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $170,285,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $169,296,686) to be repurchased at $165,996,531	$165,976	165,975,600

	Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collateralized by $52,085,000 U.S. Treasury Bond 4.50%, 02/15/36 & U.S. Treasury Note 4.625%, 02/29/08, valued at $51,892,600) to be repurchased at $50,877,112	50,871	50,870,725

	Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $28,234,000 FHLMC Notes 4.00%, 09/22/09, valued at $27,845,783) to be repurchased at $27,437,353	27,434	27,434,000
TOTAL TEMPORARY CASH INVESTMENTS			244,280,325

TOTAL INVESTMENTS - (100.0%)
(Cost $2,143,969,488)##			$3,012,760,984

30

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value †

COMMON STOCKS — (92.1%)
Financials — (18.1%)
	1st Source Corp.	900	$23,985
	21st Century Holding Co.	100	1,670
	21st Century Insurance Group	7,200	116,640
	A.G. Edwards, Inc.	6,400	286,080
* #	Accredited Home Lenders Holding Co.	1,900	101,289
*	ACE Cash Express, Inc.	900	22,167
	Advance America Cash Advance Centers, Inc.	100	1,391
	Advanta Corp. Class A	800	26,056
	Advanta Corp. Class B Non-Voting	1,200	42,084
*	Aether Holdings, Inc.	1,200	4,104
* #	Affiliated Managers Group, Inc.	3,150	310,054
	AFLAC, Inc.	49,300	2,280,125
	Alabama National Bancorporation	1,200	83,484
	Alfa Corp.	5,504	88,504
*	Allegheny Corp.	108	31,104
	Allstate Corp.	50,057	2,742,122
	AMBAC Financial Group, Inc.	9,100	683,865
	Amcore Financial, Inc.	1,700	50,847
#	American Capital Strategies, Ltd.	6,900	246,330
	American Equity Investment Life Holding Co.	4,000	53,560
	American Express Co.	115,500	6,223,140
	American Financial Group, Inc.	6,600	273,240
	American International Group, Inc.	250,400	16,616,544
	American National Insurance Co.	500	57,220
*	American Physicians Capital, Inc.	600	29,574
*	American West Bancorporation	733	18,545
*	AmeriCredit Corp.	12,300	362,850
	Ameriprise Financial, Inc.	20,040	911,419
	Ameris Bancorp	400	9,200
*	AmeriServe Financial, Inc.	700	3,178
	AmerUs Group Co.	3,400	204,850
	AmSouth Bancorporation	26,600	738,150
	Anchor Bancorp Wisconsin, Inc.	1,300	39,585
	AON Corp.	24,700	978,367
*	Argonaut Group, Inc.	2,000	73,040
	Associated Banc-Corp	10,514	362,418
	Assurant, Inc.	11,400	517,560
#	ASTA Funding, Inc.	1,200	41,784
#	Astoria Financial Corp.	8,150	233,660
	Atlantic Coast Federal Corp.	400	5,820
	BancFirst Corp.	700	59,220
	BancorpSouth, Inc.	5,800	139,316
*	Bancshares of Florida, Inc.	400	8,800

1

	Bank of America Corp.	285,228	13,077,704
	Bank of Hawaii Corp.	4,100	218,940
	Bank of New York Co., Inc.	54,100	1,852,384
	Bank of the Ozarks, Inc.	1,300	46,228
	BankAtlantic Bancorp, Inc. Class A	3,900	53,235
	BankUnited Financial Corp. Class A	2,900	81,026
	Banner Corp.	600	19,200
	Bay View Capital Corp.	220	3,764
	BB&T Corp.	40,278	1,592,189
	Bear Stearns Companies, Inc.	10,700	1,438,508
	Berkley (W.R.) Corp.	12,487	722,872
	Berkshire Hills Bancorp, Inc.	100	3,305
	Blackrock, Inc.	1,800	255,780
	BOK Financial Corp.	6,129	281,137
	Boston Private Financial Holdings, Inc.	3,100	94,891
	Bristol West Holdings, Inc.	1,700	31,518
	Brooke Corp.	100	1,126
	Brookline Bancorp, Inc.	2,800	42,028
	Brown & Brown, Inc.	12,700	397,129
	Camden National Corp.	300	10,014
	Capital Corp. of the West	900	30,276
*	Capital Crossing Bank	400	12,836
	Capital One Financial Corp.	29,389	2,574,476
	Capital Title Group, Inc.	100	629
#	Capitalsource, Inc.	13,362	328,839
	Capitol Bancorp, Ltd.	900	39,006
	Capitol Federal Financial	5,189	171,029
	Cardinal Financial Corp.	1,400	17,220
	Cash America International, Inc.	2,500	67,000
	Cathay General Bancorp	4,452	158,625
*	CB Richard Ellis Group, Inc.	6,200	425,816
	Center Financial Corp.	1,000	23,170
	Central Pacific Financial Corp.	2,000	74,000
*	Ceres Group, Inc.	1,000	5,410
	Chemical Financial Corp.	976	31,417
	Chittenden Corp.	3,275	94,287
	Chubb Corp.	14,700	1,407,525
	Cincinnati Financial Corp.	11,071	491,110
	CIT Group, Inc.	18,500	994,745
	Citigroup, Inc.	356,244	16,519,034
	Citizens Banking Corp.	2,300	60,904
* #	Citizens, Inc.	2,415	12,848
	City Holding Co.	1,400	50,974
	City National Corp.	3,900	296,244
*	CNA Financial Corp.	23,300	720,436
*	CNA Surety Corp.	2,800	48,664
	Cohen & Steers, Inc.	1,400	31,458
	Columbia Banking System, Inc.	1,555	52,139
	Comerica, Inc.	12,200	699,304
	Commerce Bancorp, Inc.	15,700	520,769
	Commerce Bancshares, Inc.	5,734	295,588
	Commerce Group, Inc.	2,100	113,421
	Commercial Capital Bancorp, Inc.	1,449	20,764
	Community Bank System, Inc.	1,200	26,004
#	Compass Bancshares, Inc.	9,400	472,632

2

* #	CompuCredit Corp.	5,500	207,900
#	Corus Bankshares, Inc.	2,044	122,742
	Countrywide Financial Corp.	52,498	1,810,131
*	Covanta Holding Corp.	13,310	230,928
*	Credit Acceptance Corp.	2,191	51,795
	Cullen Frost Bankers, Inc.	4,200	231,504
	CVB Financial Corp.	8,103	135,401
*	Dearborn Bancorp, Inc.	200	4,630
	Delphi Financial Group, Inc. Class A	1,800	93,744
#	Delta Financial Corp.	183	1,676
	Dime Community Bancshares	2,450	33,516
	Donegal Group, Inc. Class A	500	12,225
	Downey Financial Corp.	2,200	139,810
*	E*TRADE Financial Corp.	37,100	949,018
	East West Bancorp, Inc.	5,100	192,219
#	Eaton Vance Corp.	11,900	335,342
*	Encore Capital Group, Inc.	1,700	29,308
	Erie Indemnity Co.	4,757	252,454
*	eSpeed, Inc.	1,600	13,296
	F.N.B. Corp.	3,525	58,127
	Fannie Mae	57,300	3,133,164
	FBL Financial Group, Inc. Class A	1,500	51,330
	Federal Agriculture Mortgage Corporation	600	17,916
	Federated Investors, Inc.	9,300	361,677
	Fidelity Bankshares, Inc.	2,062	65,840
	Fidelity National Financial, Inc.	12,766	482,044
	Fidelity National Title Group, Inc.	2,076	49,201
	Fidelity Southern Corp.	200	3,550
	Fifth Third Bancorp	46,371	1,792,239
	Financial Federal Corp.	2,250	62,842
* #	First Acceptance Corp.	4,200	51,450
	First Albany Companies, Inc.	300	1,731
	First American Corp.	7,000	295,120
	First Bancorp	900	20,007
	First Busey Corp.	1,500	30,615
*	First Cash Financial Services, Inc.	3,100	54,002
	First Charter Corp.	2,100	51,471
	First Citizens BancShares, Inc.	100	18,716
	First Commonwealth Financial Corp.	4,800	64,896
	First Community Bancorp	1,300	77,636
	First Community Bancshares, Inc.	900	29,358
	First Financial Bancorp	2,800	47,348
	First Financial Corp.	600	17,220
	First Financial Holdings, Inc.	900	29,088
	First Horizon National Corp.	9,700	379,367
	First Indiana Corp.	1,125	31,039
#	First Marblehead Corp.	3,300	119,394
	First Merchants Corp.	800	20,608
	First Midwest Bancorp, Inc.	3,200	107,616
	First Niagara Financial Group, Inc.	7,484	105,450
	First Place Financial Corp.	700	16,723
*	First Regional Bancorp	400	33,480
	First Republic Bank	2,250	81,652
	First State Bancorporation	200	5,164
*	FirstCity Financial Corp.	500	5,870

3

* #	FirstFed Financial Corp.	1,400	84,014
	FirstMerit Corp.	5,700	141,018
	Flagstar Bancorp, Inc.	2,800	43,260
	Flushing Financial Corp.	1,000	16,580
	Forest City Enterprises, Inc. Class A	600	24,306
	Forest City Enterprises, Inc. Class B	300	12,060
*	FPIC Insurance Group, Inc.	1,000	35,140
*	Franklin Bank Corp.	1,400	23,884
	Franklin Resources, Inc.	24,500	2,515,660
	Fremont General Corp.	6,000	142,320
	Frontier Financial Corp.	1,900	61,218
	Fulton Financial Corp.	12,171	214,210
	Gallagher (Arthur J.) & Co.	6,900	203,481
	GAMCO Investors, Inc.	600	26,994
	Gateway Financial Holdings, Inc.	330	5,587
	Glacier Bancorp, Inc.	2,156	68,000
	Gold Banc Corporation, Inc.	1,700	31,093
#	Golden West Financial Corp.	29,700	2,109,591
	Great American Financial Resources, Inc.	200	3,956
	Great Southern Bancorp, Inc.	395	11,127
#	Greater Bay Bancorp	3,500	94,150
	Greene County Bancshares, Inc.	100	2,880
#	Greenhill & Co., Inc.	2,700	176,310
*	Grubb & Ellis Co.	100	1,149
	Hancock Holding Co.	2,500	111,625
	Hanmi Financial Corp.	4,100	73,595
	Hanover Insurance Group, Inc.	4,700	227,715
	Harbor Florida Bancshares, Inc.	1,600	60,816
	Harleysville Group, Inc.	1,100	28,963
	Harleysville National Corp.	1,923	42,594
	Hartford Financial Services Group, Inc.	28,200	2,323,116
#	HCC Insurance Holdings, Inc.	10,550	339,605
	Heartland Financial USA, Inc.	500	10,800
	Heritage Commerce Corp.	600	13,782
	Hilb Rogal Hamilton Co.	3,000	115,950
	Horace Mann Educators Corp.	1,700	31,705
	Horizon Financial Corp.	300	7,281
#	Hudson City Bancorp, Inc.	37,663	486,229
	Huntington Bancshares, Inc.	17,400	418,470
	IBERIABANK Corp.	725	41,876
	Independence Community Bank Corp.	5,102	209,080
	Independent Bank Corp. MA	1,200	36,360
	Independent Bank Corp. MI	1,560	42,073
	IndyMac Bancorp, Inc.	4,100	159,162
	Infinity Property & Casualty Corp.	1,100	43,626
	Integra Bank Corp.	1,100	23,749
	Interchange Financial Services Corp.	1,700	32,351
	International Bancshares Corp.	5,000	144,650
*	Investment Technology Group, Inc.	3,550	161,454
	Investors Financial Services Corp.	6,000	270,660
	Irwin Financial Corp.	1,200	24,048
*	ITLA Capital Corp.	300	13,884
	Janus Capital Group, Inc.	18,500	405,705
	Jefferies Group, Inc.	5,300	302,312
	Jefferson-Pilot Corp.	6,800	409,700

4

	Jones Lang LaSalle, Inc.	3,400	230,112
	JPMorgan Chase & Co.	258,452	10,632,715
	KeyCorp	29,400	1,095,738
	K-Fed Bancorp	300	3,680
	KNBT Bancorp, Inc.	500	7,910
*	Knight Capital Group, Inc.	5,100	64,209
	LandAmerica Financial Group, Inc.	1,100	73,370
	Legg Mason, Inc.	11,050	1,443,020
	Lehman Brothers Holdings, Inc.	26,195	3,823,160
	Leucadia National Corp.	9,550	518,088
	Lincoln National Corp.	10,900	618,793
	Loews Corp.	17,700	1,633,002
	Longview Fibre Co.	1,900	35,758
	M&T Bank Corp.	8,400	944,160
	Macatawa Bank Corp.	700	25,585
	MAF Bancorp, Inc.	1,300	55,718
	Main Street Banks, Inc.	1,400	36,176
	Manulife Financial Corp.	13,353	853,791
*	Markel Corp.	693	227,685
*	Marlin Business Services, Inc.	900	20,700
	Marsh & McLennan Companies, Inc.	39,900	1,233,309
	Marshall & Ilsley Corp.	18,700	822,800
	MB Financial, Inc.	2,150	79,034
	MBIA, Inc.	8,300	487,542
	MBT Financial Corp.	900	15,120
*	Meadowbrook Insurance Group, Inc.	300	1,986
	Medallion Financial Corp.	100	1,214
	Mellon Financial Corp.	32,300	1,165,707
	Mercantile Bankshares Corp.	9,650	368,630
	Mercury General Corp.	4,100	229,190
	Merrill Lynch & Co., Inc.	89,100	6,879,411
	MetLife, Inc.	72,200	3,618,664
	MGIC Investment Corp.	7,900	503,625
	Midland Co.	100	3,367
	Mid-State Bancshares	1,600	46,032
	Midwest Banc Holdings, Inc.	800	20,560
#	Moody’s Corp.	27,100	1,815,700
	Morgan Stanley	93,100	5,554,346
	Municipal Mortgage & Equity, L.L.C.	1,600	43,376
*	Nasdaq Stock Market, Inc.	6,800	275,468
	National City Corp.	45,751	1,592,135
#	National Penn Bancshares, Inc.	3,293	68,890
	Nationwide Financial Services, Inc.	3,600	154,296
*	Navigators Group, Inc.	1,500	70,350
	NBT Bancorp, Inc.	2,200	50,336
*	Nelnet, Inc. Class A	3,400	140,930
	New York Community Bancorp, Inc.	16,044	270,662
	NewAlliance Bancshares, Inc.	4,700	66,693
*	Newtek Business Services, Inc.	900	1,665
	North Fork Bancorporation, Inc.	34,205	873,596
	Northern Trust Corp.	18,300	964,776
	Northwest Bancorp, Inc.	3,400	77,248
#	Nuveen Investments	6,400	308,288
	Oak Hill Financial, Inc.	200	6,300
	OceanFirst Financial Corp.	926	21,946

5

*	Ocwen Financial Corp.	5,755	56,514
#	Odyssey Re Holdings Corp.	5,700	133,836
	Ohio Casualty Corp.	5,600	171,416
	Old National Bancorp	4,740	100,725
	Old Republic International Corp.	14,512	308,960
	Omega Financial Corp.	500	16,260
	Pacific Capital Bancorp	3,233	115,515
*	Pacific Mercantile Bancorp	500	9,125
	Park National Corp.	1,200	125,880
	Partners Trust Financial Group, Inc.	1,500	17,670
	Peapack-Gladstone Financial Corp.	400	11,300
	Peoples Bancorp, Inc. OH	800	23,568
	Peoples Bank CT	8,625	266,858
	PFF Bancorp, Inc.	1,560	49,031
* #	Philadelphia Consolidated Holding Corp.	2,400	256,800
*	Pinnacle Financial Partners, Inc.	500	13,230
*	Piper Jaffray Companies, Inc.	1,004	49,879
*	PMA Capital Corp. Class A	2,200	21,164
	PMI Group, Inc.	7,500	324,750
	PNC Financial Services Group, Inc.	21,500	1,512,525
*	Portfolio Recovery Associates, Inc.	1,300	63,583
	Potlatch Corp.	2,200	80,168
	Presidential Life Corp.	1,100	24,101
	Principal Financial Group, Inc.	26,900	1,310,568
*	ProAssurance Corp.	3,100	158,999
	Progressive Corp.	18,800	2,020,060
	Prosperity Bancshares, Inc.	2,300	66,378
	Protective Life Corp.	5,100	248,625
	Provident Bankshares Corp.	2,286	83,142
#	Provident Financial Services, Inc.	2,500	46,500
	Provident New York Bancorp	2,835	33,793
	Prudential Financial, Inc.	48,000	3,697,920
#	Pulaski Financial Corp.	100	1,635
	Radian Group, Inc.	7,100	402,925
	Raymond James Financial, Inc.	6,815	292,909
	Regions Financial Corp.	33,659	1,170,660
	Reinsurance Group of America, Inc.	5,300	245,019
	Renasant Corp.	600	20,682
	Republic Bancorp, Inc.	4,663	56,562
	Republic Bancorp, Inc. Class A	100	2,000
*	Rewards Network, Inc.	1,300	10,231
	RLI Corp.	2,200	115,984
	S&T Bancorp, Inc.	1,417	51,635
	SAFECO Corp.	9,300	479,043
	Sanders Morris Harris Group, Inc.	1,518	24,258
	Sandy Spring Bancorp, Inc.	1,000	35,470
	Schwab (Charles) Corp.	122,700	1,988,967
	Seacoast Banking Corp. of Florida	1,300	35,022
	SEI Investments Co.	8,960	374,438
#	Selective Insurance Group, Inc.	1,300	70,486
	Sierra Bancorp	300	7,506
	Simmons First National Corp. Class A	889	25,310
	Sky Financial Group, Inc.	7,700	203,049
	SLM Corp.	35,200	1,985,632
	Sound Federal Bancorp, Inc.	500	10,190

6

	South Financial Group, Inc.	4,901	128,945
	Southern Community Financial Corp.	100	940
	Southwest Bancorp, Inc.	1,100	24,079
	Sovereign Bancorp, Inc.	28,800	599,904
	StanCorp Financial Group, Inc.	5,000	270,500
	State Auto Financial Corp.	3,400	110,772
	State Bancorp, Inc.	200	3,174
	State Street Corp.	32,400	2,024,352
	Sterling Bancorp	1,260	25,628
	Sterling Bancshares, Inc.	3,600	64,152
	Sterling Financial Corp.	2,967	85,865
	Stewart Information Services Corp.	900	42,255
*	Stifel Financial Corp.	1,100	42,163
	Student Loan Corp.	1,800	395,082
	Suffolk Bancorp	800	27,448
*	Sun American Bancorp	500	2,740
*	Sun Bancorp, Inc.	1,171	24,357
	SunTrust Banks, Inc.	26,317	1,904,561
	Susquehanna Bancshares, Inc.	1,800	43,398
*	SVB Financial Group	3,900	198,861
	Synovus Financial Corp.	23,800	674,730
	T. Rowe Price Group, Inc.	11,200	859,936
	TCF Financial Corp.	8,700	220,632
	TD Ameritrade Holding Corp.	28,100	611,456
	TD Banknorth, Inc.	17,912	550,436
	Texas Regional Bancshares, Inc. Class A	3,425	105,764
*	The Banc Corp.	1,100	12,562
*	The Bancorp, Inc.	900	18,882
	The Colonial BancGroup, Inc.	11,900	298,809
	The Goldman Sachs Group, Inc.	43,800	6,188,502
	The Phoenix Companies, Inc.	4,100	58,835
	The St. Joe Corp.	6,100	365,573
	The St. Paul Travelers Companies, Inc.	51,607	2,218,069
	TierOne Corp.	1,500	49,500
	Tompkins County Trustco, Inc.	600	28,002
	Torchmark Corp.	9,200	502,964
	Tower Group, Inc.	100	1,809
*	Tradestation Group, Inc.	3,300	52,404
* #	Trammell Crow Co.	3,000	97,440
	Transatlantic Holdings, Inc.	6,150	376,011
*	Triad Guaranty, Inc.	1,100	49,929
	Trico Bancshares	1,200	31,056
	TrustCo Bank Corp. NY	3,800	47,766
	Trustmark Corp.	3,949	119,062
	U.S. Bancorp	131,800	4,073,938
	UCBH Holdings, Inc.	8,200	146,780
	UICI	2,700	99,063
	UMB Financial Corp.	1,500	101,460
	Umpqua Holdings Corp.	3,345	90,081
	Union Bankshares Corp.	700	31,577
	UnionBanCal Corp.	11,400	787,626
*	United America Indemnity, Ltd.	310	7,053
	United Bankshares, Inc.	3,000	112,410
	United Community Banks, Inc.	3,250	88,888
	United Community Financial Corp.	1,200	14,688

7

	United Fire & Casualty Co.	1,800	64,422
*	United PanAm Financial Corp.	500	13,450
	Unitrin, Inc.	4,600	222,410
*	Universal American Financial Corp.	4,571	69,251
	Univest Corporation of Pennsylvania	600	14,682
	UnumProvident Corp.	25,900	535,871
	USB Holding Co., Inc.	1,500	32,940
	Valley National Bancorp	8,406	204,182
*	Virginia Commerce Bancorp, Inc.	1,100	39,930
	Wachovia Corp.	111,492	6,251,356
	Waddell & Reed Financial, Inc.	6,200	144,398
	Washington Federal, Inc.	6,202	146,739
	Washington Mutual, Inc.	71,170	3,038,959
	Washington Trust Bancorp, Inc.	908	24,670
	Webster Financial Corp.	3,900	183,885
	Wells Fargo & Co.	122,000	7,832,400
	Wesbanco, Inc.	1,332	42,291
	Wesco Financial Corp.	100	39,700
	West Bancorporation	1,081	20,107
	West Coast Bancorp	1,000	26,990
	Westamerica Bancorporation	2,300	124,752
	Westcorp, Inc.	4,200	301,770
*	Western Sierra Bancorp	700	30,121
	Westwood Holdings Group, Inc.	125	2,438
*	WFS Financial, Inc.	2,700	222,291
	Whitney Holding Corp.	3,900	133,497
	Willow Grove Bancorp, Inc.	300	5,094
	Wilmington Trust Corp.	4,900	209,769
	Wilshire Bancorp, Inc.	2,400	46,200
*	Wilshire Enterprises, Inc.	400	3,344
	Wintrust Financial Corp.	2,150	113,262
*	World Acceptance Corp.	1,800	46,404
	Zenith National Insurance Corp.	2,500	128,750
	Zions Bancorporation	7,817	645,059
Total Financials			222,775,303

Information Technology — (15.3%)
*	3Com Corp.	35,300	164,145
*	Acacia Research-Acacia Technologies	1,510	12,533
* #	Access Integrated Technologies, Inc.	500	5,695
*	Actel Corp.	1,000	14,590
*	ActivCard Corp.	1,600	5,856
* #	Activision, Inc.	23,033	287,913
*	Actuate Corp.	3,300	12,804
	Acxiom Corp.	7,900	204,452
*	Adaptec, Inc.	7,800	48,828
* #	ADC Telecommunications, Inc.	9,528	241,249
*	ADDvantage Technologies Group, Inc.	500	2,805
*	ADE Corp.	300	9,924
#	Adobe Systems, Inc.	47,158	1,821,242
#	Adtran, Inc.	6,770	186,310
*	Advanced Digital Information Corp.	5,600	48,496
*	Advanced Energy Industries, Inc.	2,000	28,640
*	Advanced Micro Devices, Inc.	35,400	1,368,918
*	Advent Software, Inc.	2,600	72,280

8

*	Aeroflex, Inc.	6,400	83,200
*	Aetrium, Inc.	300	1,611
*	Affiliated Computer Services, Inc. Class A	11,100	698,412
*	Agere Systems, Inc. Class A	14,600	196,078
*	Agile Software Corp.	3,100	21,514
*	Agilent Technologies, Inc.	41,900	1,508,400
	Agilysys, Inc.	2,000	28,580
*	Airspan Networks, Inc.	2,700	16,605
* #	Akamai Technologies, Inc.	30,500	808,250
* #	Alliance Data Systems Corp.	6,900	298,494
*	Altera Corp.	17,200	344,688
*	Altiris, Inc.	2,600	51,506
	American Software, Inc. Class A	300	2,040
* #	Amkor Technology, Inc.	13,227	117,456
	Amphenol Corp.	7,900	396,817
* #	Anadigics, Inc.	1,800	11,358
	Analog Devices, Inc.	31,700	1,209,038
*	Andrew Corp.	13,732	186,206
#	Anixter International, Inc.	4,000	183,000
*	Ansoft Corp.	900	35,253
*	Answerthink, Inc.	2,500	15,300
*	Ansys, Inc.	2,500	118,550
*	Anteon International Corp.	2,500	138,225
*	Apple Computer, Inc.	66,200	4,537,348
*	Applied Films Corp.	800	15,368
	Applied Materials, Inc.	148,600	2,725,324
* #	Applied Micro Circuits Corp.	16,700	60,287
* #	aQuantive, Inc.	5,100	135,609
*	Ariba, Inc.	6,400	65,280
* #	Arris Group, Inc.	8,279	105,061
*	Arrow Electronics, Inc.	11,700	407,043
*	Art Technology Group, Inc.	3,400	9,962
*	Aspen Technology, Inc.	2,300	27,554
*	Asyst Technologies, Inc.	3,900	38,064
*	Atheros Communications	3,920	80,674
*	Atmel Corp.	46,700	212,485
*	ATMI, Inc.	3,100	93,093
*	Autobytel, Inc.	800	3,736
	Autodesk, Inc.	18,800	707,820
	Automatic Data Processing, Inc.	45,600	2,106,264
*	Avaya, Inc.	48,500	539,320
*	Avici Systems, Inc.	300	1,083
* #	Avid Technology, Inc.	4,021	188,344
*	Avnet, Inc.	13,600	341,768
*	Avocent Corp.	4,100	136,981
	AVX Corp.	16,200	268,272
*	Aware, Inc.	900	4,851
*	Axcelis Technologies, Inc.	5,500	38,005
*	Axesstel, Inc.	395	549
*	AXT, Inc.	100	291
* #	Bankrate, Inc.	1,300	46,995
*	BEA Systems, Inc.	36,400	417,508
* #	BearingPoint, Inc.	13,000	115,830
	Bel Fuse, Inc. Class B	800	26,488
#	Belden CDT, Inc.	1,700	43,826

9

* #	Bell Microproducts, Inc.	1,800	10,818
* #	Benchmark Electronics, Inc.	3,700	130,314
*	BISYS Group, Inc.	9,000	126,990
	Black Box Corp.	1,300	62,114
*	Blackboard, Inc.	2,000	57,620
*	Blue Coat Systems, Inc.	900	19,107
*	BMC Software, Inc.	18,700	408,969
* #	Bookham, Inc.	4,000	27,920
*	Borland Software Corp.	700	3,717
*	Brightpoint, Inc.	3,381	95,648
*	Broadcom Corp.	34,050	1,535,315
*	Brocade Communications Systems, Inc.	1,300	6,851
*	Brooks Automation, Inc.	2,665	41,814
*	BSQUARE Corp.	300	990
	CA Inc.	53,344	1,448,823
* #	Cabot Microelectronics Corp.	2,000	68,240
* #	CACI International, Inc. Class A	2,500	150,675
*	Cadence Design Systems, Inc.	27,400	486,350
*	CalAmp Corp.	1,100	11,055
*	California Micro Devices Corp.	1,300	7,917
*	CallWave, Inc.	100	453
*	Captaris, Inc.	500	1,965
*	Carreker Corp.	1,100	6,512
*	Catalyst Semiconductor, Inc.	500	2,525
*	Catapult Communications Corp.	1,050	14,606
*	C-COR, Inc.	2,998	21,286
	CDW Corp.	7,000	398,020
* #	CellStar Corp.	100	325
*	Centillium Communications, Inc.	2,390	7,074
*	Cenuco, Inc.	100	334
*	Ceridian Corp.	13,300	343,938
*	CEVA, Inc.	300	1,809
*	CheckFree Corp.	8,300	410,518
*	Checkpoint Systems, Inc.	3,300	94,248
*	Cherokee International Corp.	301	1,544
*	Chordiant Software, Inc.	4,400	14,564
*	Ciber, Inc.	2,400	13,896
*	Ciena Corp.	54,400	218,688
*	Cirrus Logic, Inc.	7,400	56,166
*	Cisco Sytems, Inc.	334,450	6,769,268
*	Citrix Systems, Inc.	14,900	482,164
*	CMGI, Inc.	1,400	2,044
*	CNET Networks, Inc.	11,900	164,696
	Cognex Corp.	3,500	96,285
* #	Cognizant Technology Solutions Corp.	11,145	642,063
*	Coherent, Inc.	2,200	71,412
	Cohu, Inc.	2,000	42,240
* #	CommScope, Inc.	4,800	115,152
*	Computer Horizons Corp.	600	2,790
*	Computer Sciences Corp.	16,900	918,346
*	Compuware Corp.	37,216	305,543
*	Comtech Telecommunications Corp.	1,800	56,394
*	Comverse Technology, Inc.	18,700	537,812
*	Concur Technologies, Inc.	2,600	39,416
*	Concurrent Computer Corp.	2,000	5,240

10

*	Conexant Systems, Inc.	33,711	100,459
* #	Convera Corp.	3,500	34,300
*	Convergys Corp.	12,500	217,125
*	Corillian Corp.	1,800	6,948
*	Corning, Inc.	122,500	2,990,225
*	Covansys Corp.	3,100	46,438
* #	Cray, Inc.	2,300	4,508
* #	Credence Systems Corp.	5,900	51,094
* #	Cree, Inc.	6,700	200,665
*	CSG Systems International, Inc.	3,700	81,326
	CTS Corp.	1,500	18,525
*	Cyberoptics Corp.	410	6,322
*	Cybersource Corp.	1,800	15,048
*	Cymer, Inc.	3,300	148,434
* #	Cypress Semiconductor Corp.	11,500	204,240
	Daktronics, Inc.	1,800	63,792
* #	Datalink Corp.	300	1,590
	Dataram Corp.	175	849
*	Dell, Inc.	99,200	2,876,800
	Diebold, Inc.	3,800	152,000
*	Digi International, Inc.	932	10,131
*	Digimarc Corp.	700	5,187
*	Digital Insight Corp.	2,800	92,540
*	Digital River, Inc.	2,400	90,336
*	Digital Theater Systems, Inc.	1,200	22,140
*	Digitas, Inc.	7,800	110,214
*	Diodes, Inc.	1,900	71,782
*	Ditech Communications Corp.	500	5,155
*	DocuCorp International, Inc.	400	3,110
*	Dot Hill Systems Corp.	3,000	20,280
*	DSP Group, Inc.	2,700	72,630
* #	DST Systems, Inc.	6,100	343,003
*	Dycom Industries, Inc.	3,733	79,700
* #	EarthLink, Inc.	11,600	115,072
*	eBay, Inc.	108,600	4,350,516
*	Echelon Corp.	3,500	28,350
*	eCollege.com, Inc.	2,000	41,260
*	EFJ, Inc.	2,200	25,520
*	eFunds Corp.	4,000	108,320
*	Electro Scientific Industries, Inc.	2,524	62,999
*	Electroglas, Inc.	900	3,969
*	Electronic Arts, Inc.	21,500	1,117,355
	Electronic Data Systems Corp.	49,300	1,316,310
*	Electronics for Imaging, Inc.	5,100	136,782
*	eLoyalty Corp.	300	4,044
*	Embarcadero Technologies, Inc.	1,391	9,528
*	EMC Corp.	220,612	3,092,980
* #	EMCORE Corp.	3,700	28,675
*	EMS Technologies, Inc.	200	3,500
*	Emulex Corp.	7,100	126,380
*	Entegris, Inc.	10,566	110,520
*	Enterasys Networks, Inc.	23	319
*	Entrust, Inc.	4,500	16,650
*	Epicor Software Corp.	4,200	52,164
*	EPIQ Systems, Inc.	1,800	39,546

11

*	ePlus, Inc.	200	2,820
*	Equinix, Inc.	2,400	125,856
* #	Euronet Worldwide, Inc.	2,610	91,507
*	Exar Corp.	100	1,245
*	Excel Technology, Inc.	1,000	29,860
*	Extreme Networks, Inc.	11,300	52,319
* #	F5 Networks, Inc.	3,500	237,370
	Factset Research Systems, Inc.	4,650	182,048
	Fair Isaac Corp.	6,035	257,212
*	Fairchild Semiconductor Corp. Class A	11,334	196,985
* #	FalconStor Software, Inc.	3,800	35,340
*	Fargo Electronics	700	13,251
* #	Faro Technologies, Inc.	900	14,391
*	FEI Co.	2,200	44,022
	Fidelity National Information Services, Inc.	5,700	226,005
*	Filenet Corp.	3,500	90,090
* #	Finisar Corp.	23,300	64,774
	First Data Corp.	69,415	3,132,699
*	Fiserv, Inc.	17,300	717,950
* #	Flir Systems, Inc.	4,700	121,448
*	Forgent Networks, Inc.	1,100	1,980
* #	FormFactor, Inc.	3,300	121,572
*	Forrester Research, Inc.	1,900	42,959
*	Foundry Networks, Inc.	14,000	196,560
*	Freescale Semiconductor, Inc. Class B	12,344	333,782
*	FSI International, Inc.	1,300	7,683
* #	Gartner Group, Inc.	8,600	121,088
* #	Genesis Microchip, Inc.	2,500	53,750
*	Gerber Scientific, Inc.	200	2,078
	Gevity HR, Inc.	2,100	52,878
*	Glenayre Technologies, Inc.	2,998	11,692
* #	Global Imaging Systems, Inc.	2,100	75,810
#	Global Payments, Inc.	8,400	437,304
* #	GlobeTel Communications Corp.	3,600	10,620
*	Harmonic, Inc.	5,700	32,889
#	Harris Corp.	12,000	548,160
*	Hauppauge Digital, Inc.	300	1,230
*	HEI, Inc.	300	885
	Henry Jack & Associates, Inc.	8,000	176,080
*	Hewitt Associates, Inc. Class A	340	9,177
	Hewlett-Packard Co.	266,100	8,730,741
*	hi/fn, Inc.	100	703
*	HomeStore, Inc.	11,100	69,042
*	Hutchinson Technology, Inc.	1,700	46,767
*	Hypercom Corp.	4,611	35,459
*	Hyperion Solutions Corp.	4,900	164,395
*	I.D. Systems, Inc.	300	6,558
*	Ibis Technology Corp.	300	1,026
*	Identix, Inc.	6,500	53,105
*	iGATE Capital Corp.	4,400	29,260
	Imation Corp.	3,000	131,550
*	Indus International, Inc.	3,100	10,850
* #	Infocrossing, Inc.	1,100	12,936
*	InFocus Corp.	1,800	7,308
* #	Informatica Corp.	6,700	107,334

12

*	InfoSpace, Inc.	1,200	28,932
	infoUSA, Inc.	3,100	36,425
*	Ingram Micro, Inc.	14,900	294,722
*	Innodata Isogen, Inc.	900	2,772
*	Innovex, Inc.	100	429
	Integral Systems, Inc.	300	8,403
*	Integrated Device Technology, Inc.	18,100	268,785
*	Integrated Silicon Solution, Inc.	2,100	13,272
	Intel Corp.	500,400	10,308,240
*	Interactive Intelligence, Inc.	600	5,430
*	Interdigital Communications Corp.	4,000	103,000
*	Intergraph Corp.	2,400	87,024
*	Interland, Inc.	700	4,053
*	Intermec, Inc.	4,900	150,332
	International Business Machines Corp.	144,100	11,562,584
* #	International Rectifier Corp.	5,600	207,760
*	Internet Capital Group, Inc.	2,400	21,840
*	Internet Security Systems, Inc.	3,800	88,578
	Intersil Corp.	14,800	419,432
	Inter-Tel, Inc.	2,000	39,260
*	Intervideo, Inc.	300	3,339
*	Intervoice, Inc.	3,000	25,710
*	Interwoven, Inc.	2,550	22,185
*	Intevac, Inc.	1,800	39,474
*	Intrado, Inc.	1,400	35,924
*	Intuit, Inc.	14,400	699,552
*	Iomega Corp.	900	2,520
*	Iron Mountain, Inc.	11,425	499,273
*	Itron, Inc.	1,800	107,028
*	iVillage, Inc.	6,000	48,900
*	Ixia	4,100	49,446
*	IXYS Corp.	2,900	31,030
* #	j2 Global Communications, Inc.	2,000	87,200
*	Jabil Circuit, Inc.	18,000	681,300
*	JDA Software Group, Inc.	2,100	28,833
*	JDS Uniphase Corp.	150,800	458,432
* #	Juniper Networks, Inc.	36,988	680,209
*	Jupitermedia Corp.	2,400	35,616
*	Keane, Inc.	3,100	36,394
	Keithley Instruments, Inc.	700	10,556
*	Kemet Corp.	4,900	43,659
#	KLA-Tencor Corp.	18,100	945,363
* #	Komag, Inc.	2,500	117,100
*	Kopin Corp.	5,900	25,665
*	Kronos, Inc.	2,450	100,475
*	Kulicke & Soffa Industries, Inc.	3,000	33,600
*	Lam Research Corp.	11,800	508,580
	Landauer, Inc.	500	23,000
*	LaserCard Corp.	500	9,135
*	Lattice Semiconductor Corp.	5,900	26,845
* #	Lawson Software, Inc.	9,102	72,361
*	LeCroy Corp.	500	7,400
* #	Lexar Media, Inc.	5,900	39,530
*	Lexmark International, Inc.	700	32,963
*	Lightbridge, Inc.	1,100	10,791

13

	Linear Technology Corp.	27,600	1,017,336
*	Lionbridge Technologies, Inc.	5,300	37,948
*	Littlefuse, Inc.	1,900	54,606
*	LoJack Corp.	1,500	34,125
*	LookSmart, Ltd.	100	460
*	LSI Logic Corp.	36,100	351,975
*	LTX Corp.	2,200	12,452
*	Lucent Technologies, Inc.	336,300	941,640
*	Macrovision Corp.	3,200	64,672
*	Magma Design Automation, Inc.	3,200	27,584
*	Manhattan Associates, Inc.	2,500	52,675
*	Mapinfo Corp.	1,700	22,933
* #	Marchex, Inc. Class B	1,900	41,686
*	Mastec, Inc.	4,600	59,570
*	Mattson Technology, Inc.	4,500	54,360
	Maxim Integrated Products, Inc.	28,500	1,114,065
	Maximus, Inc.	2,000	73,020
*	Maxtor Corp.	17,800	170,880
*	Maxwell Technologies, Inc.	1,300	23,855
*	McAfee, Inc.	15,200	353,552
*	McDATA Corp. Class A	2,200	9,724
*	Mechanical Technology, Inc.	100	369
*	MedQuist, Inc.	900	12,600
*	MEMC Electronic Materials, Inc.	17,400	582,726
*	Mentor Graphics Corp.	6,300	70,749
*	Mercury Computer Systems, Inc.	1,500	25,860
*	Mercury Interactive Corp.	3,500	124,250
*	Merix Corp.	400	3,872
*	MetaSolv, Inc.	2,100	5,460
	Methode Electronics, Inc.	1,000	12,270
*	Metrologic Instruments, Inc.	2,000	44,820
*	Micrel, Inc.	6,700	93,599
	Microchip Technology, Inc.	16,550	582,560
*	Micron Technology, Inc.	56,200	871,662
*	Micros Systems, Inc.	3,300	142,857
* #	Microsemi Corp.	5,300	162,975
	Microsoft Corp.	908,000	24,425,200
*	MicroStrategy, Inc.	1,000	91,680
*	Microtune, Inc.	3,884	20,974
* #	Midway Games, Inc.	6,600	65,406
* #	Mindspeed Technologies, Inc.	7,800	29,016
*	MIPS Technologies, Inc.	1,700	14,280
*	MIVA, Inc.	155	677
*	MKS Instruments, Inc.	3,600	80,496
*	Mobility Electronics, Inc.	2,200	20,746
*	Mobius Management Systems, Inc.	1,200	7,692
*	Moldflow Corp.	500	7,035
	Molex, Inc.	2,000	63,660
	Molex, Inc. Class A	7,900	224,360
	MoneyGram International, Inc.	7,600	217,892
*	Monolithic System Technology, Inc.	1,500	10,845
	Motorola, Inc.	240,800	5,153,120
*	MPS Group, Inc.	8,400	127,176
*	MRO Software, Inc.	2,200	32,428
*	MRV Communications, Inc.	5,200	15,236

14

* #	MSC.Software Corp.	900	16,380
	MTS Systems Corp.	1,400	55,328
*	Multi-Fineline Electronix, Inc.	1,900	108,186
*	Nanometrics, Inc.	500	6,640
*	Napco Security Systems, Inc.	750	11,408
	National Instruments Corp.	7,100	230,395
	National Semiconductor Corp.	31,700	889,185
* #	NAVTEG Corp.	7,800	361,218
*	NCR Corp.	16,700	669,503
*	Neoforma, Inc.	200	1,982
* #	NeoMagic Corp.	400	2,740
*	Neoware Systems, Inc.	1,300	31,889
*	NETGEAR, Inc.	2,900	49,764
*	NetIQ Corp.	2,200	24,860
*	Netlogic Microsystems, Inc.	1,500	53,025
*	NetManage, Inc.	51	278
* #	Netopia, Inc.	400	1,400
*	NetRatings, Inc.	723	9,421
*	Network Appliance, Inc.	30,800	1,021,328
*	Network Equipment Technologies, Inc.	1,000	4,090
*	Newport Corp.	2,500	44,350
*	NIC, Inc.	5,000	30,050
*	NMS Communications Corp.	2,600	9,256
* #	Novatel Wireless, Inc.	2,400	19,584
*	Novell, Inc.	36,600	348,066
*	Novellus Systems, Inc.	11,963	319,771
* #	Nuance Communications, Inc.	13,930	149,051
*	Nvidia Corp.	13,900	655,107
* #	NYFIX, Inc.	800	5,304
* #	OmniVision Technologies, Inc.	4,400	112,200
* #	ON Semiconductor Corp.	14,800	97,532
*	Online Resources Corp.	2,100	26,670
*	ONYX Software Corp.	900	3,510
*	Open Solutions, Inc.	1,900	51,585
*	Openwave Systems, Inc.	6,733	133,650
*	OPNET Technologies, Inc.	900	8,640
*	Opsware, Inc.	7,700	60,599
*	Optical Communication Products, Inc.	2,400	6,792
*	Oracle Corp.	366,550	4,552,551
* #	OSI Systems, Inc.	1,100	22,825
*	Overland Storage, Inc.	500	4,280
* #	Palm, Inc.	4,500	185,850
*	Parametric Technology Corp.	9,060	137,893
	Park Electrochemical Corp.	1,900	54,853
* #	Parkervision, Inc.	800	6,480
*	Paxar Corp.	2,700	51,786
	Paychex, Inc.	31,300	1,253,565
*	PC Connection, Inc.	1,100	6,028
*	PDF Solutions, Inc.	2,200	37,158
*	Pegasus Solutions, Inc.	100	924
*	Pegasystems, Inc.	1,200	9,816
*	Perficient, Inc.	1,300	14,196
*	Performance Technologies, Inc.	600	4,740
*	Pericom Semiconductor Corp.	400	3,604
*	Perot Systems Corp.	10,500	158,655

15

*	Phoenix Technologies, Ltd.	1,100	7,623
*	Photon Dynamics, Inc.	1,100	23,309
*	Photronics, Inc.	2,800	49,196
*	Pixelworks, Inc.	1,000	4,510
*	Planar Systems, Inc.	500	7,770
	Plantronics, Inc.	3,100	107,136
*	PLATO Learning, Inc.	600	4,752
*	Plexus Corp.	3,600	120,816
*	PLX Technology, Inc.	2,300	27,784
* #	PMC-Sierra, Inc.	6,800	69,428
* #	Polycom, Inc.	2,600	50,492
*	Portal Software, Inc.	1,000	3,230
*	Power Integrations, Inc.	2,300	57,109
* #	Powerwave Technologies, Inc.	9,660	141,809
*	Presstek, Inc.	2,700	34,209
*	Progress Software Corp.	3,200	93,440
	QAD, Inc.	1,468	11,744
*	QLogic Corp.	6,700	275,638
	Qualcomm, Inc.	153,500	7,246,735
#	Quality Systems, Inc.	1,200	83,064
*	Quantum Corp.	16,600	59,262
*	Quest Software, Inc.	8,700	126,759
*	QuickLogic Corp.	1,400	7,014
*	Radiant Systems, Inc.	2,200	31,416
*	RadiSys Corp.	1,760	32,102
*	RAE Systems, Inc.	3,000	10,860
*	Rambus, Inc.	8,100	251,505
*	Ramtron International Corp.	600	1,212
*	RealNetworks, Inc.	14,500	113,970
* #	Red Hat, Inc.	14,600	392,302
* #	Redback Networks, Inc.	4,200	79,590
*	REMEC, Inc.	1,627	2,164
#	Renaissance Learning, Inc.	2,287	38,948
	Reynolds & Reynolds Co.	4,900	135,730
*	RF Micro Devices, Inc.	16,500	111,045
	Richardson Electronics, Ltd.	400	3,384
*	RightNow Technologies, Inc.	2,500	41,225
*	Rimage Corp.	900	19,602
*	Rofin-Sinar Technologies, Inc.	1,500	79,020
*	Rogers Corp.	1,300	63,752
*	RSA Security, Inc.	5,400	79,272
*	Rudolph Technologies, Inc.	851	14,034
*	S1 Corp.	2,600	10,712
*	Saba Software, Inc.	700	4,354
	Sabre Holdings Corp.	11,600	279,908
*	SafeNet, Inc.	1,487	37,056
* #	Sandisk Corp.	15,598	941,183
*	Sanmina-SCI Corp.	8,900	34,354
*	Sapient Corp.	7,600	57,000
*	ScanSource, Inc.	1,100	63,921
*	Seachange International, Inc.	1,400	12,614
*	Secure Computing Corp.	4,126	49,925
*	Selectica, Inc.	600	1,650
*	Semitool, Inc.	2,500	31,575
*	Semtech Corp.	6,200	116,436

16

*	Serena Software, Inc.	2,600	62,140
*	SI International, Inc.	1,000	32,560
*	Sigma Designs, Inc.	1,600	23,520
*	Sigmatel, Inc.	900	9,675
*	Silicon Image, Inc.	1,900	20,748
*	Silicon Laboratories, Inc.	4,400	211,112
*	Silicon Storage Technology, Inc.	4,000	18,080
*	SimpleTech, Inc.	2,327	9,680
*	Sirenza Microdevices, Inc.	1,900	15,352
*	Skyworks Solutions, Inc.	8,900	46,814
*	SM&A	1,000	6,720
*	Solectron Corp.	80,400	290,244
*	Sonic Solutions, Inc.	1,714	31,109
*	SonicWALL, Inc.	5,200	34,892
* #	Sonus Networks, Inc.	17,800	86,330
	SpectraLink Corp.	1,000	12,370
*	SPSS, Inc.	1,700	55,488
*	SRA International, Inc.	3,100	107,012
*	SRS Labs, Inc.	600	3,570
*	Staktek Holdings, Inc.	4,400	24,332
*	Standard Microsystems Corp.	1,852	60,227
	StarTek, Inc.	600	11,820
*	Stellent, Inc.	2,500	27,375
*	Stratasys, Inc.	700	19,229
*	Stratex Networks, Inc.	7,800	40,092
*	Stratos International, Inc.	200	1,346
*	Sun Microsystems, Inc.	323,453	1,348,799
*	Superior Essex, Inc.	1,700	44,489
*	Supertex, Inc.	1,100	37,037
*	SupportSoft, Inc.	2,400	9,912
*	Sybase, Inc.	8,300	177,039
*	Sycamore Networks, Inc.	9,600	44,832
*	Sykes Enterprises, Inc.	3,000	39,960
*	Symantec Corp.	52,271	882,857
#	Symbol Technologies, Inc.	24,090	279,926
*	Symmetricom, Inc.	3,800	34,086
*	Synaptics, Inc.	2,000	46,980
*	SYNNEX Corp.	1,000	18,470
*	Synopsys, Inc.	13,196	288,597
*	Synplicity, Inc.	1,300	9,126
	Syntel, Inc.	3,500	59,500
*	Take-Two Interactive Software, Inc.	4,900	76,342
	TALX Corp.	2,700	86,292
* #	Taser International, Inc.	2,600	24,856
*	Tech Data Corp.	5,200	215,956
	Technitrol, Inc.	3,300	72,204
* #	Tekelec	5,100	68,391
	Tektronix, Inc.	7,445	229,306
* #	Telkonet, Inc.	2,300	9,292
*	Tellabs, Inc.	43,115	633,359
*	Teradyne, Inc.	17,400	292,146
* #	Terremark Worldwide, Inc.	7,600	40,888
* #	Tessera Technologies, Inc.	1,935	60,430
	Texas Instruments, Inc.	148,000	4,417,800
*	TheStreet.com, Inc.	900	6,984

17

*	THQ, Inc.	5,650	135,600
*	TIBCO Software, Inc.	18,900	163,863
*	Tier Technologies, Inc. Class B	500	3,800
*	Tollgrade Communications, Inc.	200	2,850
	Total System Services, Inc.	14,800	290,080
*	Transact Technologies, Inc.	100	946
*	Transaction Systems Architects, Inc.	2,700	90,072
* #	Travelzoo, Inc.	900	16,722
* #	Trident Microsystems, Inc.	4,000	111,760
* #	Trimble Navigation, Ltd.	4,495	183,890
*	Triquint Semiconductor, Inc.	6,700	31,758
*	TTM Technologies, Inc.	3,700	47,767
*	Tut Systems, Inc.	1,700	5,100
*	Tyler Technologies, Inc.	3,500	34,685
*	Ulticom, Inc.	3,300	36,894
*	Ultimate Software Group, Inc.	1,800	42,120
*	Ultratech, Inc.	1,900	37,981
*	Unisys Corp.	13,600	90,848
	United Online, Inc.	4,450	53,445
* #	Universal Display Corp.	1,900	26,980
* #	UTStarcom, Inc.	7,200	45,000
*	VA Software Corp.	700	2,597
* #	ValueClick, Inc.	9,000	157,590
* #	Varian Semiconductor Equipment Associates, Inc.	3,500	165,060
*	Veeco Instruments, Inc.	2,400	48,216
* #	VendingData Corp.	400	1,092
*	Verint Systems, Inc.	2,400	86,952
*	VeriSign, Inc.	12,800	302,848
* #	Viasat, Inc.	2,300	61,755
*	Vignette Corp.	1,750	28,175
* #	Viisage Technology, Inc.	1,040	19,115
*	Virage Logic Corp.	1,600	17,632
*	Vishay Intertechnology, Inc.	15,412	223,782
*	Vitesse Semiconductor, Inc.	1,100	3,465
*	Vitria Technology, Inc.	1,100	3,003
* #	Vyyo, Inc.	400	2,848
*	WatchGuard Technologies, Inc.	600	2,436
*	WebEx Communications, Inc.	3,400	94,792
*	webMethods, Inc.	4,800	35,712
*	Websense, Inc.	1,800	111,258
*	WebSideStory, Inc.	1,400	21,938
*	Westell Technologies, Inc.	2,600	12,350
*	Western Digital Corp.	17,500	389,375
*	White Electronics Designs Corp.	400	2,420
*	Wind River Systems, Inc.	5,500	85,085
*	Witness Systems, Inc.	2,800	65,604
*	Wright Express Corp.	100	2,404
*	Xerox Corp.	92,600	1,379,740
	Xilinx, Inc.	31,600	862,048
*	Yahoo!, Inc.	111,200	3,565,072
*	Zebra Technologies Corp. Class A	6,100	269,254
*	Zhone Technologies, Inc.	5,441	13,276
*	Zoran Corp.	3,805	75,263
*	Zygo Corp.	1,200	20,628
Total Information Technology			188,676,542

18

Health Care — (12.3%)
	Abbott Laboratories	89,400	3,949,692
* #	Abgenix, Inc.	6,700	149,008
*	Abiomed, Inc.	300	3,120
*	Acadia Pharmaceuticals, Inc.	1,700	25,449
*	Accelrys, Inc.	300	1,860
* #	Acusphere, Inc.	400	2,332
*	Adolor Corp.	3,300	90,651
*	Advanced Magnetics, Inc.	200	5,000
*	Advanced Medical Optics, Inc.	6,981	310,515
*	ADVENTRX Pharmaceuticals, Inc.	5,200	24,596
	Aetna, Inc.	56,000	2,856,000
*	Affymetrix, Inc.	4,600	163,346
*	Air Methods Corp.	600	14,226
* #	Akorn, Inc.	1,300	6,045
*	Albany Molecular Research, Inc.	2,100	21,189
* #	Alexion Pharmaceuticals, Inc.	2,200	82,676
* #	Align Technology, Inc.	5,400	44,064
*	Alkermes, Inc.	8,200	208,362
	Allergan, Inc.	12,400	1,342,424
*	Alliance Imaging, Inc.	2,600	15,288
*	Allos Therapeutics, Inc.	1,500	4,830
* #	Allscripts Healthcare Solutions, Inc.	2,800	52,500
*	Alnylam Pharmaceuticals, Inc.	2,400	38,592
	Alpharma, Inc. Class A	3,900	117,975
* #	Amedisys, Inc.	1,400	45,052
*	America Services Group, Inc.	850	15,343
*	American Medical Systems Holdings, Inc.	6,100	132,187
* #	American Pharmaceutical Partners, Inc.	5,900	178,416
*	American Retirement Corp.	3,000	80,760
*	AMERIGROUP Corp.	3,300	70,587
	AmerisourceBergen Corp.	20,900	961,191
*	Amgen, Inc.	115,860	8,746,271
*	AMICAS, Inc.	2,500	12,275
*	AMN Healthcare Services, Inc.	2,400	49,776
*	Amsurg Corp.	2,250	49,298
* #	Amylin Pharmaceuticals, Inc.	8,800	381,744
	Analogic Corp.	1,100	59,345
*	Andrx Corp.	5,100	99,960
*	Anika Therapeutics, Inc.	200	2,744
* #	Antigenics, Inc.	2,053	12,544
	Applera Corp. - Applied Biosystems Group	16,800	474,936
*	Applera Corp. - Celera Genomics Group	4,600	52,854
*	Apria Healthcare Group, Inc.	3,400	78,166
*	Arena Pharmaceuticals, Inc.	4,000	70,840
*	Ariad Pharmaceuticals, Inc.	4,500	30,195
*	Arqule, Inc.	2,100	11,298
*	Array BioPharma, Inc.	3,500	31,675
	Arrow International, Inc.	3,900	120,666
* #	Arthrocare Corp.	2,400	108,408
*	Aspect Medical Systems, Inc.	1,800	48,222
* #	AtheroGenics, Inc.	2,400	38,688
*	ATS Medical, Inc.	300	825
*	AVANIR Pharmaceuticals Class A	2,275	38,994

19

* #	AVI BioPharma, Inc.	4,000	30,600
*	Avigen, Inc.	700	3,990
	Bard (C.R.), Inc.	10,200	667,998
*	Barr Laboratories, Inc.	10,025	673,480
*	Barrier Therapeutics, Inc.	300	3,033
	Bausch & Lomb, Inc.	5,100	352,971
	Baxter International, Inc.	57,800	2,187,730
	Beckman Coulter, Inc.	6,100	329,095
	Becton Dickinson & Co.	22,600	1,443,010
*	Bentley Pharmaceuticals, Inc.	2,200	39,204
*	Beverly Enterprises, Inc.	5,700	70,452
* #	BioCryst Pharmaceuticals, Inc.	2,397	47,676
*	Bioenvision, Inc.	800	6,736
*	Biogen Idec, Inc.	33,375	1,576,969
*	Bio-Imaging Technologies, Inc.	400	1,656
*	BioMarin Pharmaceutical, Inc.	4,300	56,244
	Biomet, Inc.	25,700	935,480
*	Bio-Reference Laboratories, Inc.	900	15,489
*	BioSante Pharmaceuticals, Inc.	500	2,050
*	BioScrip, Inc.	2,045	14,663
* #	Biosite, Inc.	1,200	64,896
*	BioSphere Medical, Inc.	300	2,280
*	Boston Scientific Corp.	42,300	1,032,966
*	Bovie Medical Corp.	500	1,500
* #	Bradley Pharmaceuticals, Inc.	900	10,620
	Bristol-Myers Squibb Co.	68,500	1,582,350
*	Bruker BioSciences Corp.	8,310	37,146
* #	Caliper Life Sciences, Inc.	1,500	9,945
	Cambrex Corp.	1,900	35,188
*	Candela Corp.	1,800	34,470
*	Cantel Medical Corp.	1,150	19,688
*	Capital Senior Living Corp.	200	2,150
*	Caraco Pharmaceutical Laboratories, Ltd.	2,200	27,676
*	Cardiac Science Corp.	385	3,850
	Cardinal Health, Inc.	43,082	3,127,753
* #	Cardiotech International, Inc.	1,100	3,179
* #	Caremark Rx, Inc.	45,498	2,263,526
*	Celgene Corp.	28,200	1,071,600
* #	Cell Genesys, Inc.	2,900	20,416
* #	Cell Therapeutics, Inc.	1,700	3,281
* #	Centene Corp.	2,900	79,315
*	Cephalon, Inc.	5,040	400,579
*	Cepheid, Inc.	3,600	32,976
*	Cerner Corp.	6,600	274,758
*	Cerus Corp.	1,700	18,411
*	Chad Therapeutics, Inc.	600	2,028
*	Charles River Laboratories International, Inc.	5,820	281,397
	Chemed Corp.	2,300	127,512
*	Chiron Corp.	14,700	671,349
	Cigna Corp.	12,100	1,485,275
	CNS, Inc.	1,100	22,869
*	Collagenex Pharmaceuticals, Inc.	800	10,600
* #	Columbia Laboratories, Inc.	700	3,171
* #	Community Health Systems, Inc.	9,100	345,072
	Computer Programs & Systems, Inc.	900	41,364

20

*	Conceptus, Inc.	2,300	32,959
*	Conmed Corp.	1,600	30,976
*	Connetics Corp.	2,100	33,348
#	Cooper Companies, Inc.	4,165	218,538
* #	Corcept Therapeutics, Inc.	700	3,395
*	Corgentech, Inc.	25	220
* #	Cortex Pharmaceuticals, Inc.	1,300	3,640
*	Cotherix, Inc.	100	1,152
*	Covance, Inc.	5,800	327,410
*	Coventry Health Care, Inc.	15,657	933,470
* #	Critical Therapeutics, Inc.	2,200	11,968
*	Criticare Systems, Inc.	200	1,000
*	Cross Country Healthcare, Inc.	2,600	47,606
*	CryoLife, Inc.	900	4,005
* #	Cubist Pharmaceuticals, Inc.	4,400	97,284
* #	CuraGen Corp.	3,800	18,962
*	Curis, Inc.	3,000	7,500
*	Cutera, Inc.	700	18,963
*	CV Therapeutics, Inc.	3,200	86,112
*	Cyberonics, Inc.	1,400	38,038
*	Cypress Bioscience, Inc.	2,100	12,558
* #	Cytyc Corp.	10,200	294,066
	Dade Behring Holdings, Inc.	9,100	331,968
	Datascope Corp.	1,400	53,410
*	DaVita, Inc.	9,250	540,108
*	Dendreon Corp.	6,100	29,707
*	Dendrite International, Inc.	3,600	47,880
	Dentsply International, Inc.	8,150	464,469
*	DepoMed, Inc.	800	5,240
#	Diagnostic Products Corp.	2,600	119,990
*	Digene Corp.	2,000	82,920
* #	Dionex Corp.	1,200	65,844
*	Discovery Laboratories, Inc.	4,700	35,673
*	Diversa Corp.	3,000	23,730
*	DJ Orthopedics, Inc.	2,400	83,712
*	DOV Pharmaceutical, Inc.	1,600	30,800
* #	Durect Corp.	4,900	27,881
*	DUSA Pharmaceuticals, Inc.	1,000	7,250
*	Dyax Corp.	1,700	10,200
* #	Dynacq Healthcare, Inc.	500	1,642
*	Dynavax Technologies Corp.	1,500	9,060
*	Edwards Lifesciences Corp.	5,600	231,560
	Eli Lilly & Co.	98,400	5,473,008
*	Emdeon Corp.	28,600	301,444
*	Emisphere Technologies, Inc.	1,000	6,280
*	Encore Medical Corp.	3,100	18,476
*	Encysive Pharmaceuticals, Inc.	4,300	39,130
*	Endologix, Inc.	2,100	10,248
*	Entremed, Inc.	1,400	3,444
*	Enzo Biochem, Inc.	2,406	31,687
* #	eResearch Technology, Inc.	3,550	52,221
* #	ev3, Inc.	1,428	23,790
*	Exact Sciences Corp.	900	2,313
*	Exelixis, Inc.	6,200	67,332
*	Express Scripts, Inc.	12,800	1,117,056

21

*	E-Z-EM, Inc.	800	16,376
*	First Horizon Pharmaceutical Corp.	3,200	65,664
* #	Fisher Scientific International, Inc.	11,748	800,744
*	Five Star Quality Care, Inc.	400	3,320
*	Forest Laboratories, Inc.	31,200	1,432,080
*	Genentech, Inc.	91,900	7,874,911
*	Genesis HealthCare Corp.	1,050	41,738
*	Gen-Probe, Inc.	4,200	209,832
*	Genta, Inc.	2,900	8,091
*	Gentiva Health Services, Inc.	2,000	33,320
*	Genzyme Corp.	24,368	1,689,677
* #	Geron Corp.	6,100	54,656
*	Gilead Sciences, Inc.	40,200	2,503,254
*	Greatbatch, Inc.	2,000	44,220
	Guidant Corp.	17,800	1,366,328
*	Haemonetics Corp.	2,500	129,500
*	Hanger Orthopedic Group, Inc.	1,000	6,090
*	Harvard Bioscience, Inc.	1,500	7,485
	HCA, Inc.	41,194	1,973,193
	Health Management Associates, Inc.	20,300	432,187
*	Health Net, Inc.	10,200	489,090
*	HealthExtras, Inc.	3,000	92,880
*	HealthTronics, Inc.	2,500	18,175
*	Healthways, Inc.	2,900	126,295
* #	Hemispherx Biopharma, Inc.	2,400	7,992
	Hillenbrand Indutries, Inc.	5,200	264,368
*	Hi-Tech Pharmacal Co., Inc.	1,200	29,568
*	HMS Holdings Corp.	1,000	8,600
* #	Hollis-Eden Pharmaceuticals, Inc.	800	5,096
*	Hologic, Inc.	3,900	186,537
	Hooper Holmes, Inc.	2,900	8,236
*	Horizon Health Corp.	600	13,842
*	Hospira, Inc.	14,620	580,414
*	Human Genome Sciences, Inc.	5,600	70,112
*	Humana, Inc.	14,200	733,714
*	ICOS Corp.	4,000	96,520
* #	ICU Medical, Inc.	1,250	43,875
*	IDEXX Laboratories, Inc.	2,800	220,024
*	I-Flow Corp.	1,900	26,087
*	Illumina, Inc.	3,000	76,290
* #	ImClone Systems, Inc.	7,300	280,247
* #	Immtech International, Inc.	500	3,865
*	Immucor, Inc.	2,837	84,599
*	ImmunoGen, Inc.	2,900	13,253
* #	Immunomedics, Inc.	1,400	4,032
*	IMPATH Bankruptcy Liquidating Trust	1,000	2,000
*	IMPATH, Inc.	1,000	0
* #	Impax Laboratories, Inc.	2,000	22,400
* #	Implant Sciences Corp.	500	2,090
	IMS Health, Inc.	15,500	373,550
*	Incyte Corp.	1,488	8,749
*	Indevus Pharmaceuticals, Inc.	1,300	7,852
* #	Insmed, Inc.	800	1,976
*	Inspire Pharmaceuticals, Inc.	3,400	17,170
* #	Integra LifeSciences Holdings	2,700	107,568

22

*	IntegraMed America, Inc.	200	2,206
* #	Intermagnetics General Corp.	4,050	119,151
* #	InterMune, Inc.	1,800	34,308
* #	Intuitive Surgical, Inc.	3,300	297,660
	Invacare Corp.	1,100	34,441
*	Invitrogen Corp.	3,900	276,627
*	Iomed, Inc.	100	310
*	Iridex Corp.	300	2,475
*	IRIS International, Inc.	1,500	34,095
*	Isis Pharmaceuticals, Inc.	6,000	48,240
* #	I-Trax, Inc.	700	2,352
*	IVAX Diagnostics, Inc.	400	1,328
	Johnson & Johnson	192,200	11,080,330
*	Kendle International, Inc.	1,200	38,100
*	Kensey Nash Corp.	800	19,584
*	Keryx Biopharmaceuticals, Inc.	3,000	51,180
* #	Kindred Healthcare, Inc.	3,000	64,860
*	Kinetic Concepts, Inc.	300	11,130
*	King Pharmaceuticals, Inc.	12,900	209,625
*	Kos Pharmaceuticals, Inc.	3,700	162,319
*	Kosan Biosciences, Inc.	443	2,175
*	K-V Pharmaceutical Co. Class A	3,050	70,059
*	Kyphon, Inc.	3,700	132,127
*	Laboratory Corp. of America Holdings	13,500	784,485
*	Lannet Co., Inc.	1,400	10,920
* #	Laserscope, Inc.	1,600	34,992
	LCA-Vision, Inc.	1,950	85,020
*	Lexicon Genetics, Inc.	4,300	17,630
*	Lifecell Corp.	2,300	50,738
*	Lifecore Biomedical, Inc.	800	10,464
*	Lifeline Systems, Inc.	1,300	61,984
*	LifePoint Hospitals, Inc.	612	19,009
* #	Ligand Pharmaceuticals, Inc. Class B	375	4,669
*	Lincare Holdings, Inc.	9,772	399,675
* #	Lipid Sciences, Inc.	800	2,112
*	Luminex Corp.	2,434	34,076
*	Magellan Health Services, Inc.	2,800	106,932
* #	Mannkind Corp.	4,100	70,889
	Manor Care, Inc.	7,100	293,585
* #	Martek Biosciences Corp.	700	23,856
* #	Matria Healthcare, Inc.	1,900	82,213
*	Matrixx Initiatives, Inc.	600	15,444
*	Maxygen, Inc.	1,900	14,782
	McKesson Corp.	31,000	1,678,030
*	Medarex, Inc.	9,500	140,220
*	MedCath Corp.	1,100	25,212
*	Medco Health Solutions, Inc.	30,030	1,673,272
*	Medical Action Industries, Inc.	600	14,208
*	Medical Staffing Network Holdings, Inc.	600	3,084
	Medicis Pharmaceutical Corp. Class A	5,200	147,888
* #	Medimmune, Inc.	23,222	847,371
	Medtronic, Inc.	123,200	6,646,640
*	Memory Pharmaceuticals Corp.	400	964
	Mentor Corp.	3,800	163,552
	Merck & Co., Inc.	31,100	1,084,146

23

*	Merge Technologies, Inc.	1,900	36,727
	Meridian Bioscience, Inc.	2,150	47,924
*	Merit Medical Systems, Inc.	1,911	27,232
*	Metabasis Therapeutics, Inc.	1,000	9,250
*	MGI Pharma, Inc.	5,117	90,213
* #	MicroIslet, Inc.	1,900	3,648
*	Microtek Medical Holdings, Inc.	1,300	4,576
*	Millennium Pharmaceuticals, Inc.	30,900	323,832
*	Millipore Corp.	4,700	325,851
*	Molecular Devices Corp.	1,500	47,745
*	Molina Healthcare, Inc.	1,700	48,297
* #	Momenta Pharmaceuticals, Inc.	2,200	52,448
*	Monogram Biosciences, Inc.	6,620	13,174
	Mylan Laboratories, Inc.	9,825	225,975
* #	Myogen, Inc.	3,700	140,230
*	Myriad Genetics, Inc.	2,800	71,904
* #	Nanogen, Inc.	1,400	3,528
* #	Nastech Pharmaceutical Co., Inc.	1,800	37,764
	National Healthcare Corp.	1,100	44,605
*	National Medical Health Card Systems, Inc.	400	12,100
*	Natus Medical, Inc.	1,700	33,932
* #	Nektar Therapeutics	6,700	140,097
*	Neogen Corp.	100	2,270
*	Neopharm, Inc.	1,401	14,178
*	Neose Technologies, Inc.	300	981
*	Neurocrine Biosciences, Inc.	3,200	209,952
*	Neurogen Corp.	2,100	14,154
*	Neurometric, Inc.	1,100	39,512
*	New River Pharmaceuticals, Inc.	2,900	88,682
* #	NitroMed, Inc.	600	7,050
* #	NMT Medical, Inc.	800	19,040
* #	Northfield Laboratories, Inc.	1,700	17,799
*	NovaMed, Inc.	1,300	9,620
* #	Novavax, Inc.	2,100	12,180
*	Noven Pharmaceuticals, Inc.	1,700	25,619
*	NPS Pharmaceuticals, Inc.	2,800	42,952
*	Nutraceutical International Corp.	600	8,622
*	NuVasive, Inc.	2,200	40,678
*	Nuvelo, Inc.	3,945	67,617
*	Odyssey Healthcare, Inc.	3,350	63,047
#	Omnicare, Inc.	10,700	651,095
*	Omnicell, Inc.	1,900	21,964
* #	Onyx Pharmaceuticals, Inc.	3,500	99,750
	Option Care, Inc.	3,150	44,163
*	OraSure Technologies, Inc.	2,100	19,992
*	Orchid Cellmark, Inc.	1,300	8,697
*	Orthologic Corp.	2,100	12,159
*	OSI Pharmaceuticals, Inc.	100	3,248
	Owens & Minor, Inc.	3,100	98,859
* #	Oxigene, Inc.	1,300	5,057
* #	Pain Therapeutics, Inc.	3,600	38,844
* #	PainCare Holdings, Inc.	2,200	6,732
* #	Palatin Technologies, Inc.	2,500	7,500
*	Palomar Medical Technologies, Inc.	1,600	51,120
*	Panacos Pharmaceuticals, Inc.	4,000	29,120

24

* #	Par Pharmaceutical Companies, Inc.	3,100	92,194
*	Parexel International Corp.	2,600	66,612
* #	Patterson Companies, Inc.	7,300	263,092
*	PDI, Inc.	800	7,768
* #	PDL BioPharma, Inc.	10,200	319,362
*	Pediatric Services of America, Inc.	300	3,819
*	Pediatrix Medical Group, Inc.	2,500	235,950
*	Penwest Pharmaceuticals Co.	1,800	41,850
	PerkinElmer, Inc.	12,200	290,238
	Perrigo Co.	7,867	125,007
*	Per-Se Technologies, Inc.	2,985	75,401
	Pfizer, Inc.	274,464	7,188,212
	Pharmaceutical Products Development Service, Inc.	5,200	361,868
*	Pharmacyclics, Inc.	1,100	5,225
*	Pharmion Corp.	1,900	31,388
	PolyMedica Corp.	1,900	76,836
*	Possis Medical, Inc.	1,000	9,350
*	Pozen, Inc.	2,400	41,712
*	Progenics Pharmaceuticals, Inc.	2,300	67,850
*	Providence Service Corp.	800	24,664
* #	PSS World Medical, Inc.	5,600	96,768
* #	Psychiatric Solutions, Inc.	5,100	168,453
	Quest Diagnostics, Inc.	18,400	972,808
*	Quidel Corp.	2,800	31,472
* #	Quigley Corp.	100	1,175
*	Radiation Therapy Services, Inc.	2,000	56,780
*	Radiologix, Inc.	600	1,134
*	Regeneration Technologies, Inc.	1,500	11,025
*	Regeneron Pharmaceuticals, Inc.	4,000	65,480
*	RegeneRx Biopharmaceuticals, Inc.	1,200	3,780
*	RehabCare Group, Inc.	1,300	26,234
*	Renal Care Group, Inc.	4,150	197,997
* #	Renovis, Inc.	2,800	60,648
*	Repligen Corp.	1,600	7,120
*	Res-Care, Inc.	2,600	47,554
*	ResMed, Inc.	6,600	267,894
*	Respironics, Inc.	6,650	241,794
*	Retractable Technologies, Inc.	1,100	4,378
*	Rigel Pharmaceuticals, Inc.	1,700	16,150
*	Rita Medical Systems, Inc.	1,100	4,114
*	Sangamo BioSciences, Inc.	1,300	8,268
* #	Santarus, Inc.	2,500	18,725
*	Savient Pharmaceuticals, Inc.	2,400	12,408
*	Schein (Henry), Inc.	8,300	387,195
	Schering-Plough Corp.	140,700	2,602,950
*	SciClone Pharmaceuticals, Inc.	2,200	5,170
*	Seattle Genetics, Inc.	2,200	11,616
*	Sepracor, Inc.	7,200	412,632
*	SeraCare Life Sciences, Inc.	700	7,847
*	Serologicals Corp.	2,400	58,056
* #	SFBC International, Inc.	1,450	34,220
*	Sierra Health Services, Inc.	5,300	220,957
* #	Sirna Therapeutics, Inc.	3,300	20,295
*	SonoSite, Inc.	1,500	60,540
* #	Sonus Pharmaceuticals, Inc.	600	3,456

25

*	Spectranetics Corp.	2,100	24,066
*	Spectrum Pharmaceuticals, Inc.	800	4,280
*	St. Jude Medical, Inc.	32,200	1,468,320
*	Staar Surgical Co.	1,400	11,368
*	Stereotaxis, Inc.	100	1,323
	Steris Corp.	7,200	178,344
*	Strategic Diagnostics, Inc.	700	2,604
	Stryker Corp.	38,800	1,793,336
*	Sun Healthcare Group, Inc.	100	638
*	Sunrise Senior Living, Inc.	4,100	145,386
* #	SuperGen, Inc.	4,300	21,887
* #	SurModics, Inc.	800	31,008
* #	Sybron Dental Specialties, Inc.	3,800	145,388
*	Symbion, Inc.	2,000	47,160
*	Symmetry Medical, Inc.	300	6,216
*	Synovis Life Technologies, Inc.	400	3,776
* #	Tanox, Inc.	3,800	72,504
*	Techne Corp.	3,733	222,002
* #	Telik, Inc.	3,000	66,360
*	Tenet Healthcare Corp.	29,500	232,755
	Teva Pharmaceutical Industries, Ltd. ADR	7,926	332,813
*	The Medicines Co.	2,200	44,858
*	Theragenics Corp.	1,067	3,606
*	Thermo Electron Corp.	15,100	522,762
* #	Thoratec Corp.	4,700	94,564
*	Titan Pharmaceuticals, Inc.	300	1,038
* #	Triad Hospitals, Inc.	5,400	232,524
* #	Trimeris, Inc.	1,400	17,556
*	TriPath Imaging, Inc.	2,575	16,660
*	TriZetto Group, Inc.	3,100	51,956
*	U.S. Physical Therapy, Inc.	700	13,475
* #	United Surgical Partners International, Inc.	4,100	144,115
*	United Therapeutics Corp.	2,100	129,444
	UnitedHealth Group, Inc.	119,214	6,941,831
#	Universal Health Services, Inc.	4,700	236,081
	Valeant Pharmaceuticals International	7,100	126,522
*	Varian Medical Systems, Inc.	11,100	642,468
*	Varian, Inc.	2,700	107,730
* #	Vascular Solutions, Inc.	500	3,540
*	Vaxgen, Inc.	1,000	11,450
*	VCA Antech, Inc.	6,900	192,855
* #	Ventana Medical Systems, Inc.	2,900	105,183
*	Ventiv Health, Inc.	2,400	66,864
*	Vertex Pharmaceuticals, Inc.	9,000	389,160
*	Viasys Healthcare, Inc.	2,962	86,431
*	Virbac Corp.	100	430
*	ViroPharma, Inc.	5,800	112,230
*	VistaCare, Inc.	700	9,485
*	Vital Images, Inc.	1,200	39,840
	Vital Signs, Inc.	1,353	69,084
*	Vivus, Inc.	300	987
*	Waters Corp.	8,800	376,024
*	Watson Pharmaceuticals, Inc.	10,900	326,782
*	WellCare Health Plans, Inc.	2,600	101,270
*	WellPoint, Inc.	63,067	4,842,915

26

	West Pharmaceutical Services, Inc.	2,300	74,267
*	Wright Medical Group, Inc.	2,500	48,325
	Wyeth	117,300	5,841,540
*	Xenogen Corp.	300	1,209
* #	Zevex International, Inc.	1	16
*	Zila, Inc.	2,900	10,846
*	Zimmer Holdings, Inc.	11,300	781,734
*	Zoll Medical Corp.	700	18,375
* #	Zymogenetics, Inc.	5,900	130,626
Total Health Care			151,456,789

Consumer Discretionary — (11.6%)
* #	1-800 CONTACTS, Inc.	800	10,808
*	1-800-FLOWERS.COM, Inc.	1,300	8,294
*	4Kids Entertainment, Inc.	1,000	17,000
*	99 Cents Only Stores	4,400	50,072
#	Aaron Rents, Inc.	3,100	81,220
	Abercrombie & Fitch Co.	8,000	538,560
*	Acme Communications, Inc.	400	1,468
*	Advance Auto Parts, Inc.	8,900	368,015
*	Advanced Marketing Services, Inc.	700	2,800
	Advo, Inc.	2,150	69,122
*	Aeropostale, Inc.	4,400	126,236
	AFC Enterprises, Inc.	1,700	26,418
*	Aftermarket Technology Corp.	2,000	43,400
*	Alderwoods Group, Inc.	1,500	25,620
	Aldila, Inc.	200	6,460
*	Alliance Gaming Corp.	3,800	56,240
*	Alloy, Inc.	125	1,646
* #	Amazon.com, Inc.	33,000	1,237,170
	Ambassadors Group, Inc.	1,900	45,961
#	American Axle & Manufacturing Holdings, Inc.	2,900	47,038
	American Eagle Outfitters, Inc.	11,100	282,384
#	American Greetings Corp. Class A	4,900	102,802
* #	America’s Car-Mart, Inc.	1,050	19,341
	Ameristar Casinos, Inc.	3,400	75,106
*	AnnTaylor Stores Corp.	7,275	264,082
*	Apollo Group, Inc. Class A	6,750	333,315
	Applebees International, Inc.	5,600	129,584
	Arbitron, Inc.	2,600	101,920
	Arctic Cat, Inc.	1,000	24,000
	ArvinMeritor, Inc.	2,100	35,154
*	Asbury Automotive Group, Inc.	2,400	45,960
*	Ashworth, Inc.	600	5,016
*	Audiovox Corp. Class A	1,200	15,324
*	AutoNation, Inc.	24,500	512,295
*	Autozone, Inc.	6,700	647,756
* #	Avatar Holdings, Inc.	100	5,583
*	Aztar Corp.	1,500	45,270
*	Bakers Footwear Group, Inc.	600	13,170
*	Ballantyne of Omaha, Inc.	700	2,835
* #	Bally Total Fitness Holding Corp.	1,800	14,274
	Bandag, Inc.	400	17,108
#	Barnes & Noble, Inc.	6,300	271,341
*	Barry (R.G.) Corp.	100	644

27

	Beasley Broadcast Group, Inc.	405	5,484
#	Beazer Homes USA, Inc.	3,900	247,455
	Bebe Stores, Inc.	4,800	82,416
*	Bed Bath and Beyond, Inc.	21,200	764,048
	Belo Corp. Class A	6,800	144,432
	Best Buy Co., Inc.	45,100	2,429,086
* #	Big Lots, Inc.	7,700	97,867
*	BJ’s Restaurants, Inc.	1,900	48,241
	Black & Decker Corp.	7,100	607,618
	Blair Corp.	60	2,475
	Blockbuster, Inc. Class B	3,900	13,650
*	Blount International, Inc.	2,400	39,216
*	Bluegreen Corp.	1,700	26,979
	Blyth, Inc.	2,600	57,928
	Bob Evans Farms, Inc.	1,800	52,506
*	Bombay Co., Inc.	1,100	3,476
	Bon-Ton Stores, Inc.	800	21,776
	Borders Group, Inc.	4,800	115,824
	BorgWarner, Inc.	5,400	301,158
	Boyd Gaming Corp.	6,300	275,499
	Brinker International, Inc.	7,900	329,035
	Brown Shoe Company, Inc.	1,700	81,090
	Brunswick Corp.	8,100	317,763
	Buckle, Inc.	300	11,475
	Building Materials Holding Corp.	1,400	94,220
	Burlington Coat Factory Warehouse Corp.	4,100	184,664
*	Cablevision Systems New York Group Class A	14,700	385,875
*	Cache, Inc.	1,200	20,856
	Cadmus Communications Corp.	400	7,572
*	California Coastal Communities, Inc.	900	34,641
*	California Pizza Kitchen, Inc.	1,700	51,102
	Callaway Golf Co.	2,800	46,172
*	Capital Pacific Holdings, Inc.	100	1,750
*	Career Education Corp.	8,500	279,140
*	CarMax, Inc.	9,899	311,027
#	Carmike Cinemas, Inc.	900	21,438
*	Carriage Services, Inc.	100	496
* #	Carter’s, Inc.	2,400	153,576
*	Casual Male Retail Group, Inc.	2,100	19,131
	Catalina Marketing Corp.	3,800	84,284
	Cato Corp. Class A	2,350	49,044
*	Cavalier Homes, Inc.	800	5,656
*	Cavco Industries, Inc.	300	13,815
	CBRL Group, Inc.	3,300	146,619
	CBS Corp. Class A	5,900	144,373
	CBS Corp. Class B	38,750	947,825
* #	CEC Entertainment, Inc.	1,700	55,352
#	Centex Corp.	11,900	804,559
*	Champion Enterprises, Inc.	5,700	88,464
*	Champps Entertainment, Inc.	300	2,418
#	Charles and Colvard, Ltd.	1,425	19,978
*	Charlotte Russe Holding, Inc.	2,200	40,040
*	Charming Shoppes, Inc.	11,050	147,959
*	Charter Communications, Inc.	700	805
*	Checkers Drive-In Restaurants, Inc.	800	11,752

28

* #	Cheesecake Factory, Inc.	6,800	245,888
*	Chicos FAS, Inc.	15,200	715,160
#	Choice Hotels International, Inc.	5,200	231,556
	Christopher & Banks Corp.	2,850	62,500
*	Chromcraft Revington, Inc.	100	1,300
	Circuit City Stores, Inc.	10,200	245,106
	Citadel Broadcasting Co.	7,100	79,094
#	CKE Restaurants, Inc.	5,100	86,751
	Claire’s Stores, Inc.	8,000	256,320
	Clear Channel Communications, Inc.	46,535	1,316,940
*	Coach, Inc.	30,300	1,082,316
	Coachmen Industries, Inc.	500	5,900
*	Coldwater Creek, Inc.	7,745	174,030
*	Collectors Universe, Inc.	500	7,425
	Collegiate Pacific, Inc.	200	2,080
*	Columbia Sportswear Co.	3,600	181,296
*	Comcast Corp. Class A	76,904	2,063,334
*	Comcast Corp. Special Class A Non-Voting	31,500	842,625
* #	Conn’s, Inc.	1,900	70,775
#	Cooper Tire & Rubber Co.	2,400	35,760
* #	Corinthian Colleges, Inc.	7,200	93,312
*	Cost Plus, Inc.	1,600	30,704
*	Crown Media Holdings, Inc.	4,200	32,970
*	CSK Auto Corp.	2,800	44,548
	CSS Industries, Inc.	350	10,780
*	Culp, Inc.	400	1,980
*	Cumulus Media, Inc. Class A	3,800	44,080
	Cutter & Buck, Inc.	300	3,588
* #	Cybex International, Inc.	500	2,995
#	Dana Corp.	1,400	2,464
	Darden Restaurants, Inc.	13,550	568,287
	Deb Shops, Inc.	100	3,165
*	Deckers Outdoor Corp.	100	3,390
*	dELiA*s, Inc.	46	410
*	DeVry, Inc.	5,600	131,488
	Dillards, Inc. Class A	4,900	120,883
*	Discovery Holding Co. Class A	17,202	251,149
*	Discovery Holding Co. Class B	190	2,772
	Disney (Walt) Co.	179,700	5,029,803
*	Dixie Group, Inc.	690	11,302
	Dollar General Corp.	20,900	364,078
* #	Dollar Tree Stores, Inc.	10,200	279,684
	Domino’s Pizza, Inc.	3,800	96,900
	Dover Downs Gaming & Entertainment, Inc.	600	9,960
	Dow Jones & Co., Inc.	4,800	195,120
*	DreamWorks Animation SKG, Inc.	100	2,700
*	Drew Industries, Inc.	1,900	61,655
#	Eastman Kodak Co.	22,500	631,125
*	EchoStar Communications Corp. Class A	16,200	475,794
*	Educate, Inc.	300	2,583
*	Education Management Corp.	6,200	233,120
*	Emerson Radio Corp.	1,400	4,480
*	Emmis Communications Corp. Class A	3,300	54,021
*	Entercom Communications Corp.	2,400	67,608
*	Entravision Communications Corp.	4,000	29,720

29

* #	Escala Group, Inc.	2,000	49,700
	Ethan Allen Interiors, Inc.	2,700	109,917
*	Expedia, Inc.	16,384	310,804
#	Family Dollar Stores, Inc.	13,400	344,648
*	Famous Dave’s of America, Inc.	400	5,524
	Federated Department Stores, Inc.	23,711	1,684,429
	Finish Line, Inc. Class A	3,600	60,264
*	Fleetwood Enterprises, Inc.	5,100	57,630
	Foot Locker, Inc.	12,600	291,186
	Ford Motor Co.	75,674	603,122
#	Fortune Brands, Inc.	11,600	899,580
* #	Fossil, Inc.	5,050	85,951
*	Fox & Hound Restaurant Group	200	3,244
*	Franklin Covey Co.	400	3,108
	Fred’s, Inc.	3,275	45,752
#	Furniture Brands International, Inc.	2,700	66,744
*	GameStop Corp. Class A	3,681	147,350
*	GameStop Corp. Class B	1,189	43,410
	Gaming Partners International Corp.	200	2,750
	Gannett Co., Inc.	7,400	459,984
#	Gap, Inc.	69,300	1,284,822
* #	Gaylord Entertainment Co.	3,237	144,532
*	Gemstar-TV Guide International, Inc.	25,600	77,312
*	Genesco, Inc.	2,000	81,200
	Gentek, Inc.	500	9,480
	Gentex Corp.	12,500	208,250
	Genuine Parts Co.	14,200	632,184
*	Getty Images, Inc.	5,500	445,665
* #	Goodyear Tire & Rubber Co.	14,500	207,785
	Gray Television, Inc.	2,000	16,840
*	Group 1 Automotive, Inc.	1,600	61,248
* #	GSI Commerce, Inc.	3,100	49,445
	GTECH Holdings, Inc.	8,000	267,040
* #	Guess, Inc.	4,000	144,760
*	Guitar Center, Inc.	2,100	108,696
*	Gymboree Corp.	3,100	70,866
	H&R Block, Inc.	14,800	330,040
	Harley-Davidson, Inc.	24,600	1,291,746
	Harman International Industries, Inc.	6,900	761,415
	Harrah’s Entertainment, Inc.	15,403	1,107,784
*	Harris Interactive, Inc.	3,623	20,361
	Harte-Hanks, Inc.	6,900	193,269
*	Hartmarx Corp.	2,100	18,207
	Hasbro, Inc.	15,900	322,611
	Haverty Furniture Co., Inc.	100	1,425
*	Hayes Lemmerz International, Inc.	600	1,878
	Hearst-Argyle Television, Inc.	4,300	102,641
*	Hibbett Sporting Goods, Inc.	2,987	95,823
	Hilton Hotels Corp.	34,300	830,060
	Hollinger International, Inc. Class A	4,600	42,780
*	Hollywood Media Corp.	1,700	8,262
	Home Depot, Inc.	204,800	8,632,320
* #	Home Solutions of America, Inc.	1,500	8,775
	Horton (D.R.), Inc.	27,389	934,239
*	Hot Topic, Inc.	2,425	31,961

30

* #	Hovnanian Enterprises, Inc. Class A	3,800	175,218
*	IAC/InterActiveCorp	16,022	468,483
*	Iconix Brand Group, Inc.	3,100	41,478
	IHOP Corp.	1,400	71,260
*	Image Entertainment, Inc.	800	2,720
*	IMPCO Technologies, Inc.	1,000	6,260
* #	Infosonics Corp.	300	3,555
*	Insight Enterprises, Inc.	4,000	86,120
	Interactive Data Corp.	8,900	200,250
*	Interface, Inc. Class A	4,300	47,644
	International Game Technology	31,100	1,112,447
	International Speedway Corp. Class A	2,500	118,400
*	Interpublic Group of Companies, Inc.	29,200	302,512
*	Interstate Hotels & Resorts, Inc.	400	1,912
*	INVESTools, Inc.	1,000	7,750
* #	Isle of Capri Casinos, Inc.	2,100	63,651
*	ITT Educational Services, Inc.	4,000	248,000
*	J. Jill Group, Inc.	1,450	34,263
*	Jack in the Box, Inc.	2,200	88,000
	Jackson Hewitt Tax Service, Inc.	3,000	85,200
*	Jakks Pacific, Inc.	2,000	49,640
*	Jameson Inns, Inc.	700	1,848
* #	Jarden Corp.	5,375	161,196
	Johnson Controls, Inc.	17,200	1,225,844
*	Johnson Outdoors, Inc.	100	1,786
#	Jones Apparel Group, Inc.	9,300	268,956
*	Jos. A. Bank Clothiers, Inc.	1,406	62,722
	Journal Register Co.	2,700	34,722
*	K2, Inc.	2,660	30,324
	KB Home	7,900	529,537
	Kenneth Cole Productions, Inc. Class A	1,000	27,510
*	Keystone Automotive Industries, Inc.	1,600	70,720
	Kimball International, Inc. Class B	600	8,502
*	Kirkland’s, Inc.	700	3,668
	Knight-Ridder, Inc.	5,700	342,114
*	Kohl’s Corp.	21,100	1,015,121
* #	Krispy Kreme Doughnuts, Inc.	2,442	16,483
	K-Swiss, Inc. Class A	2,000	58,360
*	Lamar Advertising Co.	8,600	438,772
	Landry’s Restaurants, Inc.	400	12,348
*	Laureate Education, Inc.	4,500	233,010
#	La-Z-Boy, Inc.	2,200	35,090
	Lear Corp.	3,100	64,666
	Lee Enterprises, Inc.	2,900	101,355
	Leggett & Platt, Inc.	15,400	361,592
	Lennar Corp. Class A	11,400	682,404
	Lennar Corp. Class B	2,860	158,444
*	Lenox Group, Inc.	500	6,680
	Levitt Corp. Class A	1,400	32,564
*	Liberty Global, Inc. Class A	9,363	190,163
*	Liberty Global, Inc. Class B	95	1,947
*	Liberty Global, Inc. Series C	9,458	183,485
*	Liberty Media Corp. Class A	175,444	1,445,659
*	Liberty Media Corp. Class B	1,900	15,618
*	LIFE TIME FITNESS, Inc.	2,900	121,684

31

	Lifetime Brands, Inc.	800	18,064
	Limited Brands, Inc.	30,960	732,823
*	Lin TV Corp.	1,400	13,062
	Lithia Motors, Inc. Class A	900	28,836
*	Live Nation, Inc.	5,341	95,337
	Liz Claiborne, Inc.	9,300	335,079
*	LKQ Corp.	4,300	94,686
*	Lodgenet Entertainment Corp.	900	12,816
*	Lodgian, Inc.	500	6,270
	Lone Star Steakhouse & Saloon, Inc.	900	24,264
	Lowe’s Companies, Inc.	78,400	5,345,312
*	Luby’s, Inc.	2,300	34,293
	M/I Homes, Inc.	1,300	54,756
*	Mace Security International, Inc.	200	464
*	Main Street Restaurant Group, Inc.	900	4,950
*	MarineMax, Inc.	1,500	46,290
	Marriott International, Inc. Class A	18,700	1,279,080
* #	Marvel Entertainment, Inc.	7,100	131,492
	Mattel, Inc.	11,500	193,775
	Matthews International Corp. Class A	2,700	100,278
#	Maytag Corp.	2,500	43,000
*	McCormick & Schmick’s Seafood Restaurants, Inc.	1,300	30,459
	McDonald’s Corp.	108,600	3,791,226
	McGraw-Hill Companies, Inc.	34,300	1,820,987
	MDC Holdings, Inc.	3,903	239,215
	Media General, Inc. Class A	1,300	65,130
*	Mediacom Communications Corp.	4,300	24,252
	Meredith Corp.	4,000	220,360
* #	Meritage Homes Corp.	2,300	134,619
*	Mestek, Inc.	100	1,293
*	MGM Mirage	24,200	894,674
	Michaels Stores, Inc.	9,400	301,740
*	Midas, Inc.	1,000	19,040
*	Mikohn Gaming Corp.	1,300	10,322
*	Mity Enterprises, Inc.	36	678
	Modine Manufacturing Co.	2,600	72,930
*	Mohawk Industries, Inc.	6,854	592,940
	Monaco Coach Corp.	1,100	15,741
*	Monarch Casino & Resort, Inc.	1,400	37,534
*	Mothers Work, Inc.	200	4,978
	Movado Group, Inc.	1,200	26,160
#	Movie Gallery, Inc.	2,750	8,772
*	MTR Gaming Group, Inc.	1,800	17,946
* #	Multimedia Games, Inc.	1,700	18,003
*	National RV Holdings, Inc.	300	1,944
#	Nautilus Group, Inc.	2,200	36,190
* #	Navarre Corp.	800	3,064
* #	Navigant International, Inc.	500	5,500
	Nelson (Thomas), Inc.	1,200	35,100
* #	Netflix, Inc.	3,900	104,559
*	Nevada Gold & Casinos, Inc.	400	3,780
*	New Frontier Media, Inc.	700	4,991
	Newell Rubbermaid, Inc.	19,600	487,452
	News Corp. Class A	207,228	3,373,672
#	News Corp., Inc. Class B When Issued	99,200	1,701,280

32

	NIKE, Inc. Class B	17,800	1,544,684
	Noble International, Ltd.	600	9,210
	Nordstrom, Inc.	25,600	972,800
*	NTL, Inc.	8,000	526,800
* #	Nutri/System, Inc.	3,000	128,910
*	NVR, Inc.	300	225,900
#	Oakley, Inc.	5,900	89,798
*	O’Charleys, Inc.	900	15,984
*	Office Depot, Inc.	29,850	1,065,048
	OfficeMax, Inc.	5,100	149,583
	Omnicom Group, Inc.	15,900	1,269,138
*	O’Reilly Automotive, Inc.	10,776	352,591
	Orleans Homebuilders, Inc.	1,500	29,310
	Outback Steakhouse, Inc.	5,800	242,498
*	Outdoor Channel Holdings, Inc.	1,700	22,304
* #	Overstock.com, Inc.	1,200	27,000
#	Oxford Industries, Inc.	1,500	68,670
* #	P.F. Chang’s China Bistro, Inc.	1,700	82,178
* #	Pacific Sunwear of California, Inc.	6,900	164,289
* #	Palm Harbor Homes, Inc.	1,900	39,805
*	Panera Bread Co.	2,400	170,064
* #	Pantry, Inc.	1,900	112,423
*	Papa John’s International, Inc.	2,600	85,540
* #	Payless ShoeSource, Inc.	6,400	151,680
*	PC Mall, Inc.	100	618
*	Pegasus Communications Corp.	1,000	2,990
*	Penn National Gaming, Inc.	5,500	190,740
	Penney (J.C.) Co., Inc.	23,300	1,366,312
*	Perry Ellis International, Inc.	600	13,206
*	Petco Animal Supplies, Inc.	3,300	64,218
*	PetMed Express, Inc.	2,000	37,380
	PETsMART, Inc.	6,900	179,124
#	Phillips-Van Heusen Corp.	3,700	131,350
	Pier 1 Imports, Inc.	1,500	15,795
*	Pinnacle Entertainment, Inc.	3,600	100,980
*	Pixar, Inc.	10,064	642,083
*	Playboy Enterprises, Inc. Class B	2,400	33,264
	Polaris Industries, Inc.	3,100	155,155
	Polo Ralph Lauren Corp.	6,300	365,148
	Pre-Paid Legal Services, Inc.	1,000	36,110
* #	Priceline.com, Inc.	3,400	83,470
*	PRIMEDIA, Inc.	11,800	26,668
*	Princeton Review, Inc.	1,000	5,330
*	ProQuest Co.	2,200	46,860
	Pulte Homes, Inc.	23,800	914,158
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	3,500	15,855
*	Quiksilver, Inc.	10,000	145,000
*	R.H. Donnelley Corp.	4,632	282,552
*	Radio One, Inc. Class A	200	1,690
*	Radio One, Inc. Class D	3,700	30,858
	RadioShack Corp.	9,100	177,905
*	Rare Hospitality International, Inc.	2,900	92,800
*	RC2 Corp.	1,800	64,854
*	RCN Corp.	1,500	37,500
	Reader’s Digest Association, Inc.	7,022	106,664

33

*	Red Robin Gourmet Burgers, Inc.	1,100	43,989
* #	RedEnvelope, Inc.	400	3,864
*	Regent Communications, Inc.	2,353	10,753
	Regis Corp.	4,200	160,776
*	Rent-A-Center, Inc.	5,350	124,869
*	Rentrak Corp.	500	5,345
*	Rent-Way, Inc.	900	6,093
* #	Retail Ventures, Inc.	3,500	46,410
*	Rex Stores Corp.	500	7,660
	Ross Stores, Inc.	12,900	365,328
*	Rubio’s Restaurants, Inc.	300	3,075
#	Ruby Tuesday, Inc.	4,900	139,895
	Russ Berrie & Co., Inc.	600	8,154
	Russell Corp.	1,600	22,848
*	Ryan’s Restaurant Group, Inc.	1,850	24,438
#	Ryland Group, Inc.	4,100	285,975
*	Saga Communications, Inc. Class A	1,025	9,707
	Saks, Inc.	12,000	226,800
*	Salem Communications Corp.	1,800	25,164
* #	Salton, Inc.	200	286
	Sauer-Danfoss, Inc.	3,200	68,640
*	Scholastic Corp.	1,800	52,956
*	Scientific Games Corp.	6,100	186,538
	SCP Pool Corp.	4,550	197,788
	Scripps (E.W.) Co.	12,700	610,616
*	Sears Holdings Corp.	7,338	883,862
*	Select Comfort Corp.	3,000	109,650
	Service Corp. International	25,500	202,725
* #	Sharper Image Corp.	968	11,422
	Sherwin-Williams Co.	10,800	491,940
*	Shiloh Industries, Inc.	1,000	16,300
*	Shoe Carnival, Inc.	500	11,235
* #	Shuffle Master, Inc.	2,725	71,204
	Sinclair Broadcast Group, Inc. Class A	3,400	24,446
* #	Six Flags, Inc.	5,200	54,860
*	Skechers U.S.A., Inc. Class A	1,600	33,920
	Skyline Corp.	400	16,048
* #	Smith & Wesson Holding Corp.	2,100	10,500
	Snap-On, Inc.	4,600	179,032
	Sonic Automotive, Inc.	1,500	39,735
*	Sonic Corp.	4,025	127,230
*	Sotheby’s Holdings, Inc. Class A	4,500	95,040
*	Source Interlink Companies, Inc.	2,600	27,950
	Speedway Motorsports, Inc.	3,800	136,230
*	Sportsman’s Guide, Inc.	600	15,174
	Stage Stores, Inc.	2,150	62,694
*	Stamps.com, Inc.	1,850	59,588
	Standard Pacific Corp.	5,800	190,530
	Stanley Furniture, Inc.	200	5,100
	Staples, Inc.	69,050	1,694,487
*	Starbucks Corp.	62,600	2,273,632
	Starwood Hotels & Resorts Worldwide, Inc.	13,000	825,500
	Station Casinos, Inc.	5,500	376,475
	Stein Mart, Inc.	3,000	50,040
*	Steinway Musical Instruments, Inc.	200	6,590

34

	Steven Madden, Ltd.	1,300	41,665
*	Stoneridge, Inc.	1,600	9,504
#	Strayer Education, Inc.	1,100	105,963
	Stride Rite Corp.	2,700	37,530
	Sturm Ruger & Co., Inc.	600	4,320
*	Sunterra Corp.	300	4,500
#	Superior Industries International, Inc.	1,348	29,049
	Syms Corp.	400	5,840
* #	Syntax-Brillian Corp.	1,300	5,603
*	Systemax, Inc.	500	3,475
#	Talbots, Inc.	3,858	102,854
*	Tandy Leather Factory, Inc.	400	2,548
	Target Corp.	88,500	4,814,400
*	Tarragon Corp.	1,000	19,330
#	Technical Olympic USA, Inc.	4,700	99,546
*	Tempur-Pedic International, Inc.	2,400	28,320
*	Tenneco Automotive, Inc.	3,600	81,540
*	Texas Roadhouse, Inc.	100	1,536
*	The Children’s Place Retail Stores, Inc.	2,300	107,341
*	The DIRECTV Group, Inc.	120,200	1,894,352
* #	The Dress Barn, Inc.	2,500	107,950
	The Marcus Corp.	1,200	19,716
	The McClatchey Co.	1,900	105,013
*	The Men’s Wearhouse, Inc.	4,550	142,506
#	The New York Times Co. Class A	2,200	62,084
	The Pep Boys — Manny, Moe & Jack	2,800	43,960
*	The Sports Authority, Inc.	1,696	62,057
	The Stanley Works	7,000	350,980
*	The Steak n Shake Co.	2,500	45,575
	The TJX Companies, Inc.	43,450	1,064,090
	Thor Industries, Inc.	5,500	259,600
	Tiffany & Co.	13,400	497,542
*	Timberland Co. Class A	4,600	161,230
	Time Warner, Inc.	430,500	7,451,955
* #	TiVo, Inc.	4,500	24,975
*	Toll Brothers, Inc.	10,200	330,072
*	Too, Inc.	3,000	91,290
*	Tractor Supply Co.	3,300	208,494
*	Trans World Entertainment Corp.	1,530	9,180
#	Triarc Companies, Inc. Class A	1,900	32,262
	Triarc Companies, Inc. Class B	2,000	31,200
	Tribune Co.	12,679	387,977
*	TRW Automotive Holdings Corp.	9,300	238,080
	Tuesday Morning Corp.	100	2,201
	Tupperware Corp.	3,600	76,284
*	Tweeter Home Entertainment Group, Inc.	800	6,432
	Unifirst Corp.	800	26,808
#	United Auto Group, Inc.	4,100	177,284
*	United Retail Group, Inc.	900	14,895
*	Universal Electronics, Inc.	800	14,368
* #	Universal Technical Institute, Inc.	2,000	61,620
*	Univision Communications, Inc. Class A	22,840	763,998
* #	Urban Outfitters, Inc.	12,900	362,490
	V.F. Corp.	9,800	537,040
*	Vail Resorts, Inc.	3,200	105,728

35

*	Valassis Communications, Inc.	3,400	93,670
*	ValueVision Media, Inc. Class A	3,367	42,795
* #	Varsity Group, Inc.	200	804
*	Vertrue, Inc.	500	22,030
*	Viacom, Inc. Class A	5,900	235,941
*	Viacom, Inc. Class B	38,550	1,540,458
#	Visteon Corp.	9,200	42,872
*	Warnaco Group, Inc.	3,000	69,630
	Washington Post Co.	100	75,225
* #	WCI Communities, Inc.	2,500	63,100
*	Weight Watchers International, Inc.	7,800	409,266
	Wendy’s International, Inc.	10,700	619,530
*	West Marine, Inc.	292	3,758
	Westwood One, Inc.	6,700	74,705
*	Wet Seal, Inc. Class A	3,600	19,116
	Whirlpool Corp.	5,500	493,845
	Wiley (John) & Sons, Inc. Class A	4,300	161,895
*	William Lyon Homes, Inc.	1,000	85,100
* #	Williams-Sonoma, Inc.	10,100	408,949
#	Winnebago Industries, Inc.	2,500	80,300
* #	WMS Industries, Inc.	2,300	66,815
	Wolverine World Wide, Inc.	4,950	109,197
	World Wrestling Federation Entertainment, Inc.	1,200	17,940
* #	Wynn Resorts, Ltd.	7,500	498,375
*	XM Satellite Radio Holdings, Inc.	16,900	373,321
	Yankee Candle Co., Inc.	2,900	84,216
	Yum! Brands, Inc.	26,400	1,259,280
*	Zale Corp.	500	13,025
Total Consumer Discretionary			142,160,880

Industrials — (10.6%)
	3M Co.	60,200	4,430,118
* #	AAR Corp.	3,000	75,930
	ABM Industries, Inc.	3,400	62,730
*	ABX Air, Inc.	2,700	21,654
*	Acco Brands Corp.	2,138	50,842
*	Accuride Corp.	200	2,264
	Aceto Corp.	1,500	11,115
*	Active Power, Inc.	2,600	12,116
#	Actuant Corp.	2,600	143,260
	Acuity Brands, Inc.	3,600	142,164
	Adesa, Inc.	8,400	210,000
#	Administaff, Inc.	2,200	104,390
* #	AGCO Corp.	6,900	134,895
* #	Airtran Holdings, Inc.	7,000	124,460
*	Alaska Air Group, Inc.	1,900	60,895
	Albany International Corp. Class A	2,700	100,359
	Alexander & Baldwin, Inc.	3,300	160,809
* #	Alliant Techsystems, Inc.	3,150	240,723
* #	Allied Defense Group, Inc.	200	4,580
*	Allied Waste Industries, Inc.	28,800	308,448
*	Amerco, Inc.	2,000	177,680
	American Ecology Corp.	800	15,216
	American Power Conversion Corp.	12,800	261,504
*	American Science & Engineering, Inc.	1,000	76,090

36

#	American Standard Companies, Inc.	15,100	597,658
* #	American Superconductor Corp.	2,000	20,160
	American Woodmark Corp.	1,300	44,200
	Ameron International Corp.	100	5,940
	Ametek, Inc.	5,900	252,756
* #	AMR Corp.	12,900	323,790
	Apogee Enterprises, Inc.	1,900	32,851
	Applied Industrial Technologies, Inc.	1,650	70,587
	Applied Signal Technologies, Inc.	300	7,032
	ARAMARK Corp.	10,500	298,830
*	Argon ST, Inc.	1,000	29,710
#	Arkansas Best Corp.	2,300	95,588
* #	Armor Holdings, Inc.	3,200	187,936
*	Artesyn Technologies, Inc.	1,500	16,350
*	Astec Industries, Inc.	1,960	70,403
*	ASV, Inc.	2,400	77,232
	Avery Dennison Corp.	8,300	498,000
*	Aviall, Inc.	3,100	118,265
*	Axsys Technologies, Inc.	100	1,655
*	AZZ, Inc.	400	9,116
	Badger Meter, Inc.	400	21,376
*	Baker (Michael) Corp.	500	13,825
	Baldor Electric Co.	2,300	74,175
	Banta Corp.	2,100	102,291
	Barnes Group, Inc.	1,600	61,408
*	BE Aerospace, Inc.	5,600	134,344
	BlueLinx Holdings, Inc.	200	3,176
	Boeing Co.	63,700	4,630,353
	Bowne & Co., Inc.	1,000	14,890
#	Brady Co. Class A	4,000	147,920
#	Briggs & Stratton Corp.	3,800	134,824
	Burlington Northern Santa Fe Corp.	4,800	377,472
	C&D Technologies, Inc.	500	4,270
	C. H. Robinson Worldwide, Inc.	15,700	703,674
* #	Capstone Turbine Corp.	8,400	26,544
	Carlisle Companies, Inc.	2,700	212,220
	Cascade Corp.	1,100	57,046
*	Casella Waste Systems, Inc. Class A	2,000	28,300
	Caterpillar, Inc.	59,900	4,377,492
*	CBIZ, Inc.	6,400	46,464
*	CD&L, Inc.	300	849
	CDI Corp.	1,400	34,286
*	Celadon Group, Inc.	1,200	28,920
	Cendant Corp.	73,876	1,227,819
	Central Parking Corp.	800	13,040
*	Cenveo, Inc.	3,800	53,542
* #	Ceradyne, Inc.	2,075	126,326
*	ChoicePoint, Inc.	8,300	368,520
	Cintas Corp.	15,800	649,222
	CIRCOR International, Inc.	900	24,840
	Clarcor, Inc.	4,400	148,940
*	Clean Harbors, Inc.	1,500	49,470
	CNF, Inc.	4,700	235,846
*	Coinstar, Inc.	2,400	61,920
*	Columbus McKinnon Corp.	1,600	43,040

37

	Comfort Systems USA, Inc.	1,700	18,683
*	Commercial Vehicle Group, Inc.	1,900	34,770
*	COMSYS IT Partners, Inc.	100	1,167
*	Consolidated Graphics, Inc.	1,600	81,712
*	Continental Airlines, Inc.	6,700	156,110
*	Copart, Inc.	8,424	217,676
	Corporate Executive Board Co.	3,700	370,000
*	Corrections Corporation of America	3,800	163,438
* #	CoStar Group, Inc.	1,400	72,254
*	Covenant Transport, Inc. Class A	100	1,550
*	CPI Aerostructures, Inc.	200	1,960
*	CRA International, Inc.	200	9,350
	Crane Co.	5,300	203,997
	CSX Corp.	18,200	1,007,916
#	Cummins, Inc.	4,100	443,948
	Curtiss-Wright Corp.	1,500	92,760
#	Danaher Corp.	29,400	1,781,052
	Deere & Co.	20,200	1,540,654
	Deluxe Corp.	2,400	59,448
*	DHB Industries, Inc.	2,600	12,090
*	Distributed Energy Systems Corp.	3,300	30,789
* #	Document Securities Systems, Inc.	400	5,104
*	Dollar Thrifty Automotive Group, Inc.	1,600	64,608
	Donaldson Co., Inc.	10,900	377,794
	Donnelley (R.R.) & Sons Co.	14,600	491,436
#	Dover Corp.	17,800	853,332
#	DRS Technologies, Inc.	3,116	164,431
*	Ducommun, Inc.	400	8,848
*	Duratek, Inc.	100	2,192
*	Dynamex, Inc.	600	12,192
	Eaton Corp.	12,500	870,875
	EDO Corp.	1,700	49,521
*	EGL, Inc.	3,700	149,665
*	Electro Rent Corp.	1,600	23,840
	ElkCorp	2,000	72,200
*	EMCOR Group, Inc.	2,600	113,334
	Emerson Electric Co.	34,100	2,789,721
*	Encore Wire Corp.	2,000	62,380
* #	Energy Conversion Devices, Inc.	2,200	103,070
*	EnerSys	1,800	24,444
*	ENGlobal Corp.	1,900	19,190
	Ennis, Inc.	1,200	23,664
*	EnPro Industries, Inc.	1,600	52,432
	Equifax, Inc.	12,100	443,344
*	ESCO Technologies, Inc.	1,800	91,404
*	Essex Corp.	1,600	36,000
*	Esterline Technologies Corp.	1,700	70,788
* #	Evergreen Solar, Inc.	4,500	70,155
	Expeditors International of Washington, Inc.	9,900	770,121
*	Exponent, Inc.	500	15,900
*	ExpressJet Holdings, Inc.	4,200	31,584
	Fastenal Co.	14,100	619,131
	Federal Signal Corp.	3,100	55,521
	FedEx Corp.	29,400	3,152,856
*	Fiberstars, Inc.	300	2,640

38

*	First Consulting Group, Inc.	600	3,750
*	Flanders Corp.	2,200	24,090
	Florida East Coast Industries, Inc.	2,800	142,352
* #	Flow International Corp.	700	9,149
* #	Flowserve Corp.	5,200	267,280
	Fluor Corp.	7,900	681,770
	Forward Air Corp.	2,550	90,474
	Franklin Electric Co., Inc.	2,100	94,185
* #	Frontier Airlines, Inc.	200	1,440
*	Frozen Food Express Industries, Inc.	1,000	11,660
*	FTI Consulting, Inc.	3,425	95,695
* #	FuelCell Energy, Inc.	3,500	38,955
	G & K Services, Inc. Class A	1,200	46,920
*	Gardner Denver Machinery, Inc.	2,300	141,128
	GATX Corp.	3,700	146,890
*	Gehl Co.	1,050	34,745
#	Gencorp, Inc.	4,400	84,700
*	General Cable Corp.	3,300	89,100
	General Dynamics Corp.	18,600	2,292,822
	General Electric Co.	816,508	26,838,618
* #	Genesee & Wyoming, Inc.	2,050	93,788
*	Genlyte Group, Inc.	2,600	160,888
	Goodrich (B.F.) Co.	9,400	393,296
	Gorman-Rupp Co.	300	6,831
	Graco, Inc.	5,825	242,728
*	Graftech International, Ltd.	7,600	38,760
	Granite Construction, Inc.	3,500	162,225
	Greenbrier Companies, Inc.	1,300	49,114
*	Griffon Corp.	2,900	68,208
	Hardinge, Inc.	200	3,326
	Harland (John H.) Co.	2,300	83,237
	Harsco Corp.	3,900	311,142
*	Hawk Corp.	800	12,240
	Heartland Express, Inc.	5,769	133,437
	Heico Corp.	1,500	44,130
	Heico Corp. Class A	990	25,750
*	Heidrick & Struggles International, Inc.	1,800	66,600
*	Herley Industries, Inc.	700	13,167
	Herman Miller, Inc.	5,554	167,675
* #	Hexcel Corp.	4,200	90,384
	Honeywell International, Inc.	71,100	2,911,545
*	Hub Group, Inc. Class A	1,800	75,060
	Hubbell, Inc.	4,100	190,527
*	Hudson Highland Group, Inc.	1,820	30,194
	Hughes Supply, Inc.	6,100	282,125
	Hunt (J.B.) Transport Services, Inc.	14,200	335,972
*	Hurco Companies, Inc.	300	8,640
*	Huttig Building Products, Inc.	300	2,601
*	ICT Group, Inc.	400	9,496
	IDEX Corp.	4,650	219,713
*	II-VI, Inc.	2,500	45,475
	IKON Office Solutions, Inc.	8,100	106,515
	Illinois Tool Works, Inc.	24,600	2,111,664
*	Industrial Distribution Group, Inc.	200	1,536
*	Infrasource Services, Inc.	3,400	60,758

39

*	Insituform Technologies, Inc. Class A	2,400	64,584
	Interpool, Inc.	700	13,734
* #	Ionatron, Inc.	5,500	63,030
	ITT Industries, Inc.	17,600	924,000
* #	Jacobs Engineering Group, Inc.	5,100	437,274
*	Jacuzzi Brands, Inc.	4,900	47,922
*	JetBlue Airways Corp.	11,700	133,380
	JLG Industries, Inc.	5,600	330,344
#	Joy Global, Inc.	11,275	581,339
	Kaman Corp. Class A	1,100	24,981
* #	Kansas City Southern	7,000	162,190
	Kaydon Corp.	2,300	82,800
	Kelly Services, Inc. Class A	1,300	35,087
	Kennametal, Inc.	3,700	216,376
*	Kforce, Inc.	3,400	41,174
*	Kirby Corp.	2,300	140,990
	Knight Transportation, Inc.	7,637	151,136
	Knoll, Inc.	200	3,982
*	Korn/Ferry International	3,400	71,570
*	KVH Industries, Inc.	1,000	10,500
	L-3 Communications Holdings, Inc.	11,200	930,832
*	Labor Ready, Inc.	4,000	98,280
*	Ladish Co., Inc.	1,400	30,786
	Laidlaw International, Inc.	8,000	220,800
	Landstar Systems, Inc.	5,500	256,245
*	Layne Christensen Co.	1,200	33,468
*	Learning Tree International, Inc.	800	9,368
	Lennox International, Inc.	6,200	199,330
	Lincoln Electric Holdings, Inc.	3,700	170,792
	Lindsay Manufacturer Co.	200	4,900
*	LMI Aerospace, Inc.	500	7,328
	Lockheed Martin Corp.	35,800	2,608,746
	LSI Industries, Inc.	1,425	22,145
*	Lydall, Inc.	500	4,435
*	M&F Worldwide Corp.	1,100	18,150
*	Mac-Gray Corp.	300	3,600
*	Magnetek, Inc.	700	2,800
* #	MAIR Holdings, Inc.	200	1,022
	Manpower, Inc.	7,887	423,059
	Masco Corp.	25,800	804,702
	McGrath Rentcorp.	1,586	43,647
*	Mesa Air Group, Inc.	2,400	27,408
* #	Microvision, Inc.	500	1,730
*	Middleby Corp.	600	56,820
* #	Midwest Air Group, Inc.	500	2,680
*	Milacron, Inc.	1,852	2,982
*	Miller Industries, Inc.	800	20,400
	Mine Safety Appliances Co.	2,700	107,595
*	Mobile Mini, Inc.	1,300	70,824
* #	Modtech Holdings, Inc.	200	1,552
* #	Monster Worldwide, Inc.	9,600	470,016
*	Moog, Inc. Class A	225	7,551
	MSC Industrial Direct Co., Inc. Class A	4,100	194,217
*	MTC Technologies, Inc.	1,300	35,867
	Mueller Industries, Inc.	3,100	102,331

40

	NACCO Industries, Inc. Class A	600	83,280
*	Navigant Consulting, Inc.	4,300	83,807
*	Navistar International Corp.	4,700	137,945
* #	NCI Building Systems, Inc.	2,000	115,360
*	NCO Group, Inc.	1,800	40,446
#	Nordson Corp.	3,000	149,760
	Norfolk Southern Corp.	38,000	1,944,840
	Northrop Grumman Corp.	31,528	2,020,945
*	NuCo2, Inc.	1,300	38,935
*	Odyssey Marine Exploration, Inc.	1,200	4,500
*	Old Dominion Freight Line, Inc.	3,000	79,080
*	Omega Flex, Inc.	100	1,812
*	On Assignment, Inc.	2,100	23,289
* #	Orbital Sciences Corp.	5,000	76,150
	Oshkosh Truck Corp. Class B	7,200	408,456
*	P.A.M. Transportation Services, Inc.	500	10,515
	Paccar, Inc.	15,500	1,082,985
	Pall Corp.	10,800	317,736
	Parker Hannifin Corp.	10,900	852,053
*	Park-Ohio Holdings Corp.	100	2,072
	Pentair, Inc.	8,900	357,335
* #	Perini Corp.	2,100	63,819
*	PHH Corp.	3,758	107,441
*	Pico Holdings, Inc.	900	30,393
	Pitney Bowes, Inc.	17,400	743,676
* #	Plug Power, Inc.	6,071	30,901
*	Powell Industries, Inc.	400	9,020
*	Power-One, Inc.	7,400	41,958
	Precision Castparts Corp.	11,908	631,600
#	PW Eagle, Inc.	400	8,836
*	Quanta Services, Inc.	10,165	139,159
	Quixote Corp.	300	6,735
*	RailAmerica, Inc.	2,000	19,800
	Raven Industries, Inc.	1,448	51,085
	Raytheon Co.	36,700	1,592,780
#	Regal-Beloit Corp.	1,900	76,456
*	Republic Airways Holdings, Inc.	2,400	33,648
	Republic Services, Inc.	12,800	497,536
*	Resources Connection, Inc.	3,400	93,568
	Robbins & Myers, Inc.	700	14,686
	Robert Half International, Inc.	15,800	567,536
	Rockwell Automation, Inc.	15,900	1,083,903
	Rockwell Collins, Inc.	15,600	829,140
	Rollins, Inc.	5,950	115,252
	Roper Industries, Inc.	7,900	356,053
*	Rush Enterprises, Inc. Class A	600	11,100
	Ryder System, Inc.	5,700	252,738
	Schawk, Inc.	100	2,485
*	SCS Transportation, Inc.	750	20,273
*	Sequa Corp. Class B	100	8,499
* #	Shaw Group, Inc.	7,500	250,125
	Simpson Manufacturing Co., Inc.	4,100	160,269
*	Sirva, Inc.	400	3,200
*	Sitel Corp.	3,614	13,083
	Skywest, Inc.	5,100	147,747

41

*	SL Industries, Inc.	100	1,510
	Smith (A.O.) Corp.	1,900	87,970
*	SOURCECORP, Inc.	900	23,040
	Southwest Airlines Co.	74,600	1,251,042
*	Spherion Corp.	3,400	33,932
	SPX Corp.	5,000	246,250
*	Standard Parking Corp.	600	12,834
	Standard Register Co.	1,500	24,630
	Standex International Corp.	800	25,496
	Steelcase, Inc. Class A	5,200	88,400
*	Stericycle, Inc.	3,900	235,755
*	Sterling Construction Co., Inc.	300	5,526
	Stewart & Stevenson Services, Inc.	2,100	72,345
	Sun Hydraulics, Inc.	300	6,822
	Supreme Industries, Inc.	110	823
*	Swift Transportation Co., Inc.	4,900	116,816
	Sypris Solutions, Inc.	800	8,296
*	SYS	100	390
*	Team, Inc.	500	14,800
*	Teledyne Technologies, Inc.	2,600	86,138
	Teleflex, Inc.	3,500	226,275
*	TeleTech Holdings, Inc.	6,300	77,805
	Tennant Co.	800	37,360
* #	Terex Corp.	4,400	348,260
*	Tetra Tech, Inc.	4,500	80,145
	Textron, Inc.	11,100	978,021
*	The Advisory Board Co.	1,300	70,161
#	The Brink’s Co.	5,500	269,335
*	The Dun & Bradstreet Corp.	5,500	400,070
*	The Geo Group, Inc.	700	15,820
*	The Lamson & Sessions Co.	1,500	35,415
	The Manitowoc Co., Inc.	2,700	208,089
*	Thomas & Betts Corp.	6,000	295,200
#	Timken Co.	7,400	212,232
	Todd Shipyards Corp.	100	2,660
	Toro Co.	3,700	170,681
*	TRC Companies, Inc.	300	3,321
	Tredegar Industries, Inc.	1,800	29,700
* #	Trex Co., Inc.	1,000	25,990
	Trinity Industries, Inc.	4,900	259,700
*	Triumph Group, Inc.	1,200	50,220
* #	TurboChef Technologies, Inc.	1,900	25,270
	Twin Disc, Inc.	300	15,738
*	U.S. Home Systems, Inc.	100	769
	UAP Holding Corp.	500	10,880
	Union Pacific Corp.	24,900	2,204,895
	United Industrial Corp.	1,100	56,826
	United Parcel Service, Inc.	51,800	3,869,978
* #	United Rentals, Inc.	7,300	237,980
* #	United Stationers, Inc.	3,000	148,500
	United Technologies Corp.	84,800	4,960,800
	Universal Forest Products, Inc.	1,700	105,111
*	UQM Technologies, Inc.	1,000	4,040
*	URS Corp.	4,200	183,078
* #	US Airways Group, Inc.	783	25,909

42

*	USA Truck, Inc.	1,100	32,373
	Valmont Industries, Inc.	2,100	76,377
*	Versar, Inc.	200	760
	Viad Corp.	1,650	52,817
	Vicor Corp.	2,700	53,703
*	Volt Information Sciences, Inc.	800	19,144
	W.W. Grainger, Inc.	8,500	629,340
	Wabash National Corp.	2,500	49,925
#	Wabtec Corp.	4,000	132,120
#	Walter Industries, Inc.	4,000	263,320
	Washington Group International, Inc.	2,400	140,088
* #	Waste Connections, Inc.	4,100	150,224
	Waste Management, Inc.	43,200	1,436,832
*	Water Pik Technologies, Inc.	700	19,285
	Watsco, Inc. Class A	2,000	139,240
	Watson Wyatt & Co. Holdings	3,700	113,072
#	Watts Water Technologies, Inc.	1,700	60,826
	Werner Enterprises, Inc.	4,641	90,175
* #	WESCO International, Inc.	3,900	223,548
*	West Corp.	6,800	296,004
*	Wolverine Tube, Inc.	500	1,835
	Woodward Governor Co.	3,000	96,450
*	Xanser Corp.	1,600	6,992
* #	YRC Worldwide, Inc.	4,444	212,601
Total Industrials			130,283,158

Energy — (8.0%)
*	Abraxas Petroleum Corp.	2,200	12,518
	Adams Resources & Energy, Inc.	300	7,887
*	Allis-Chalmers Energy, Inc.	1,200	19,680
	Amerada Hess Corp.	8,700	1,203,297
* #	American Oil & Gas, Inc.	1,000	4,000
	Anadarko Petroleum Corp.	22,200	2,201,352
	Apache Corp.	31,598	2,114,538
	Arch Coal, Inc.	5,800	424,038
*	Arena Resources, Inc.	1,000	29,200
*	Atlas America, Inc.	996	66,722
* #	ATP Oil & Gas Corp.	2,400	89,400
*	Atwood Oceanics, Inc.	1,200	108,216
	Baker Hughes, Inc.	30,900	2,100,273
	Berry Petroleum Corp. Class A	1,800	121,590
	BJ Services Co.	29,800	933,038
*	Bolt Technology Corp.	300	3,636
*	Brigham Exploration Co.	4,100	35,137
*	Bristow Group, Inc.	900	26,874
	Burlington Resources, Inc.	33,300	3,002,994
	Cabot Oil & Gas Corp.	4,850	219,511
*	Cal Dive International, Inc.	6,700	235,907
*	Callon Petroleum Co.	1,400	24,752
#	CARBO Ceramics, Inc.	1,950	106,762
*	Carrizo Oil & Gas, Inc.	2,000	46,580
	Castle Energy Corp.	200	4,490
*	Cheniere Energy, Inc.	4,200	166,530
	Chesapeake Energy Corp.	35,100	1,042,119
	Chevron Corp.	164,014	9,263,511

43

	Cimarex Energy Co.	6,833	291,496
*	Clayton Williams Energy, Inc.	900	39,123
*	Comstock Resources, Inc.	3,500	98,350
	ConocoPhillips	111,712	6,809,964
#	CONSOL Energy, Inc.	8,400	537,768
* #	Contango Oil & Gas Co.	700	8,043
*	Cooper Cameron Corp.	10,900	441,450
*	Dawson Geophysical Co.	500	13,335
* #	Delta Petroleum Corp.	3,900	76,089
*	Denbury Resources, Inc.	9,500	269,325
	Devon Energy Corp.	5,796	339,819
	Diamond Offshore Drilling, Inc.	11,200	866,768
*	Dril-Quip, Inc.	1,600	81,280
* #	Dune Energy, Inc.	1,700	5,593
*	Edge Petroleum Corp.	1,700	47,498
#	El Paso Corp.	57,500	752,100
*	Encore Acquisition Co.	4,400	134,816
*	Endeavour International Corp.	5,600	17,248
*	Energy Partners, Ltd.	2,800	64,372
	ENSCO International, Inc.	14,591	652,072
	EOG Resources, Inc.	22,100	1,489,540
	Exxon Mobil Corp.	499,600	29,661,252
*	FMC Technologies, Inc.	5,891	276,406
*	Forest Oil Corp.	5,000	248,250
#	Frontier Oil Corp.	5,200	240,500
* #	FX Energy, Inc.	600	3,318
*	Gasco Energy, Inc.	6,400	36,544
* #	Giant Industries, Inc.	1,400	81,480
*	Goodrich Petroleum Corp.	2,200	53,196
*	Grant Prideco, Inc.	10,900	441,123
* #	Grey Wolf, Inc.	15,300	106,182
	Gulf Island Fabrication, Inc.	1,000	22,730
*	Gulfmark Offshore, Inc.	1,800	49,356
#	Halliburton Co.	46,700	3,175,600
* #	Hanover Compressor Co.	6,511	99,488
*	Harvest Natural Resources, Inc.	2,400	21,624
	Helmerich & Payne, Inc.	5,200	342,004
	Holly Corp.	2,600	155,220
* #	Hornbeck Offshore Services, Inc.	2,300	73,968
* #	Houston Exploration Co.	2,500	144,600
*	Hydril Co.	1,600	107,744
* #	Input/Output, Inc.	7,500	56,700
*	KCS Energy, Inc.	3,700	87,320
	Kerr-McGee Corp.	10,595	1,035,131
*	Key Energy Group, Inc.	8,400	125,580
* #	KFX, Inc.	4,900	102,312
	Kinder Morgan, Inc.	10,300	955,634
* #	Lone Star Technologies, Inc.	2,900	144,130
#	Lufkin Industries, Inc.	100	5,176
	Marathon Oil Corp.	27,992	1,976,235
	Maritrans, Inc.	800	18,208
	MarkWest Hydrocarbon, Inc.	321	7,344
#	Massey Energy Co.	7,000	260,400
* #	Matrix Service Co.	1,400	15,498
*	Maverick Tube Corp.	4,000	186,120

44

* #	McMoran Exploration Co.	1,000	17,690
*	Meridian Resource Corp.	5,200	22,048
*	Mitcham Industries, Inc.	500	8,375
#	Murphy Oil Corp.	16,000	749,920
*	NATCO Group, Inc. Class A	1,400	34,692
*	National-Oilwell, Inc.	16,534	1,006,590
* #	Natural Gas Services Group	500	9,875
* #	Newfield Exploration Co.	11,600	448,340
*	Newpark Resources, Inc.	7,000	52,220
	Noble Energy, Inc.	16,242	682,814
*	NS Group, Inc.	2,100	85,659
	Occidental Petroleum Corp.	34,794	3,185,043
*	Oceaneering International, Inc.	2,200	121,308
*	Oil States International, Inc.	4,700	162,291
*	OMNI Energy Services Corp.	500	2,075
	Overseas Shipholding Group, Inc.	2,700	136,539
*	Parallel Petroleum Corp.	2,600	44,226
*	Parker Drilling Co.	7,100	65,675
	Patterson-UTI Energy, Inc.	14,900	410,495
#	Peabody Energy Corp.	23,400	1,129,518
	Penn Virginia Corp.	1,600	98,960
* #	Petrohawk Energy Corp.	5,959	75,262
*	Petroleum Development Corp.	1,300	55,913
	Pioneer Natural Resources Co.	12,407	522,211
*	Plains Exploration & Production Co.	6,374	259,740
	Pogo Producing Co.	5,000	249,300
*	Pride International, Inc.	14,900	461,453
*	Quicksilver Resources, Inc.	5,450	197,944
	Range Resources Corp.	11,800	282,374
*	Remington Oil & Gas Corp.	2,400	100,560
*	Rentech, Inc.	9,400	36,566
	Resource America, Inc.	1,500	24,630
#	Rowan Companies, Inc.	10,100	406,525
	RPC, Inc.	5,800	122,902
* #	SEACOR Holdings, Inc.	2,400	175,128
#	Smith International, Inc.	20,100	778,473
*	Southwestern Energy Co.	13,000	417,170
	St. Mary Land & Exploration Co.	11,000	422,290
*	Stone Energy Corp.	1,600	66,240
	Sunoco, Inc.	12,000	889,200
*	Superior Energy Services, Inc.	7,000	182,000
*	Swift Energy Corp.	2,400	93,024
#	Tesoro Petroleum Corp.	6,400	386,624
* #	Teton Energy Corp.	400	2,792
*	TETRA Technologies, Inc.	2,575	96,820
*	TGC Industries, Inc.	200	1,750
	The Williams Companies, Inc.	54,400	1,173,408
	Tidewater, Inc.	5,300	276,925
* #	Transmeridian Exploration, Inc.	6,500	36,725
*	TransMontaigne, Inc.	2,700	20,358
* #	Tri-Valley Corp.	1,300	10,712
*	Unit Corp.	4,100	217,997
*	Universal Compression Holdings, Inc.	1,900	83,125
	USEC, Inc.	1,700	21,148
*	VAALCO Energy, Inc.	4,400	28,820

45

	Valero Energy Corp.	59,194	3,184,045
*	Veritas DGC, Inc.	2,900	122,177
*	Warren Resources, Inc.	400	5,852
	Western Gas Resources, Inc.	7,400	350,094
*	Westmoreland Coal Co.	400	9,728
*	W-H Energy Services, Inc.	2,400	94,800
*	Whiting Petroleum Corp.	3,100	125,860
	World Fuel Services Corp.	2,500	75,750
	XTO Energy, Inc.	33,433	1,400,508
Total Energy			98,986,250

Consumer Staples — (7.8%)
#	Alberto-Culver Co. Class B	8,550	390,478
	Albertson’s, Inc.	24,800	630,912
	Alliance One International, Inc.	4,400	19,580
	Altria Group, Inc.	131,000	9,418,900
#	American Italian Pasta Co.	700	3,045
	Anheuser-Busch Companies, Inc.	56,316	2,339,367
	Archer-Daniels-Midland Co.	63,800	2,023,736
	Avon Products, Inc.	18,600	536,610
* #	BJ’s Wholesale Club, Inc.	6,600	208,956
*	Boston Beer Co., Inc. Class A	800	21,384
	Brown-Forman Corp. Class B	5,200	365,872
#	Cal-Maine Foods, Inc.	1,100	7,040
	Campbell Soup Co.	35,500	1,105,115
	Casey’s General Stores, Inc.	4,500	118,035
	CCA Industries, Inc.	100	1,083
* #	Central European Distribution Corp.	2,050	85,915
* #	Central Garden & Pet Co.	1,600	86,976
* #	Chattem, Inc.	1,100	42,889
	Chiquita Brands International, Inc.	2,400	41,328
	Church & Dwight Co., Inc.	5,150	177,829
	Clorox Co.	10,200	621,690
	Coca-Cola Co.	192,200	8,066,634
	Coca-Cola Enterprises, Inc.	36,200	711,330
	Colgate-Palmolive Co.	42,500	2,315,400
	ConAgra, Inc.	10,700	225,021
*	Constellation Brands, Inc. Class A	19,600	516,264
	Corn Products International, Inc.	5,900	159,064
	Costco Wholesale Corp.	46,100	2,364,008
*	Cuisine Solutions, Inc.	700	6,993
	CVS Corp.	76,600	2,170,078
*	Darling International, Inc.	3,400	14,892
*	Dean Foods Co.	13,250	496,477
	Del Monte Foods Co.	18,700	203,456
	Delta & Pine Land Co.	2,500	63,275
*	Elizabeth Arden, Inc.	2,200	53,680
	Estee Lauder Companies, Inc.	6,100	228,262
#	Flowers Foods, Inc.	5,012	137,830
	General Mills, Inc.	28,900	1,423,325
* #	Great Atlantic & Pacific Tea Co., Inc.	3,000	96,780
*	Green Mountain Coffee, Inc.	797	32,685
*	Hain Celestial Group, Inc.	2,400	56,016
	Heinz (H.J.) Co.	23,000	871,010
	Hormel Foods Corp.	12,300	423,489

46

#	Imperial Sugar Co. (New)	100	2,620
	Ingles Market, Inc. Class A	300	4,953
*	Integrated Biopharma, Inc.	200	1,200
	Inter Parfums, Inc.	1,601	28,017
* #	Interstate Bakeries Corp.	1,000	7,150
	J & J Snack Foods Corp.	1,800	61,110
	J. M. Smucker Co.	4,376	172,940
	Kellogg Co.	33,200	1,471,092
	Kimberly-Clark Corp.	34,400	2,035,792
	Kraft Foods, Inc.	26,000	782,340
	Lancaster Colony Corp.	2,600	104,364
	Lance, Inc.	2,000	43,480
	Loews Corp. - Carolina Group	4,800	227,952
#	Longs Drug Stores Corp.	3,300	126,621
*	Maui Land & Pineapple Co., Inc.	200	7,576
	McCormick & Co., Inc.	8,400	275,772
* #	Medifast, Inc.	800	5,592
	MGP Ingredients, Inc.	400	5,332
	Molson Coors Brewing Co.	4,900	307,475
*	Monterey Pasta Co.	500	1,955
	Nash Finch Co.	600	18,600
	National Beverage Corp.	2,400	20,736
	Nature’s Sunshine Products, Inc.	1,260	21,382
* #	NBTY, Inc.	5,200	113,880
	Nu Skin Enterprises, Inc. Class A	4,200	75,936
*	Omega Protein Corp.	700	4,403
*	Parlux Fragrances, Inc.	600	20,754
*	Pathmark Stores, Inc.	4,700	47,282
*	Peet’s Coffee & Tea, Inc.	1,100	32,934
	PepsiAmericas, Inc.	12,400	296,608
	PepsiCo, Inc.	143,000	8,452,730
* #	Performance Food Group Co.	2,500	73,425
#	Pilgrim’s Pride Corp.	5,300	122,218
*	Playtex Products, Inc.	5,100	53,550
* #	PriceSmart, Inc.	600	4,800
	Procter & Gamble Co.	282,280	16,917,040
	Ralcorp Holdings, Inc.	2,600	100,412
	Reliv International, Inc.	800	10,544
* #	Revlon, Inc.	16,900	57,122
#	Reynolds American, Inc.	10,400	1,103,960
*	Rite Aid Corp.	33,000	121,770
	Ruddick Corp.	3,100	74,958
#	Safeway, Inc.	45,400	1,103,674
* #	San Filippo (John B.) & Son, Inc.	212	3,095
	Sanderson Farms, Inc.	1,450	33,814
	Sara Lee Corp.	20,600	364,002
	Seaboard Corp.	100	149,400
*	Smart & Final Food, Inc.	2,000	30,200
*	Smithfield Foods, Inc.	10,400	274,872
	Spartan Stores, Inc.	459	5,412
*	Spectrum Brands, Inc.	2,900	55,303
* #	Star Scientific, Inc.	197	526
	Supervalu, Inc.	10,000	316,000
	Sysco Corp.	20,100	604,809
	The Hershey Co.	12,700	649,605

47

*	The Kroger Co.	69,000	1,382,760
	The Topps Co., Inc.	2,400	19,392
	Tootsie Roll Industries, Inc.	2,938	83,028
*	TreeHouse Foods, Inc.	990	22,324
	Tyson Foods, Inc. Class A	22,200	300,366
*	United Natural Foods, Inc.	3,000	99,780
	Universal Corp.	800	32,536
* #	USANA Health Services, Inc.	1,300	56,095
	UST, Inc.	6,300	244,944
#	Vector Group, Ltd.	1,850	34,428
	Walgreen Co.	93,100	4,176,466
	Wal-Mart Stores, Inc.	244,048	11,070,017
	WD-40 Co.	1,000	30,530
	Weis Markets, Inc.	2,200	98,252
	Whole Foods Market, Inc.	13,000	830,440
*	Wild Oats Markets, Inc.	2,600	46,670
#	Wrigley (Wm.) Jr. Co.	16,300	1,035,702
Total Consumer Staples			95,455,528

Materials — (3.2%)
*	AEP Industries, Inc.	400	10,768
	Air Products & Chemicals, Inc.	17,800	1,142,048
	Airgas, Inc.	7,300	265,647
*	AK Steel Holding Corp.	9,100	101,010
	Albemarle Corp.	3,600	152,820
	Alcoa, Inc.	71,300	2,090,516
* #	Aleris International, Inc.	2,800	119,924
#	Allegheny Technologies, Inc.	9,121	460,702
	AMCOL International Corp.	2,200	60,742
	American Vanguard Corp.	1,700	48,807
	Aptargroup, Inc.	3,200	169,760
	Arch Chemicals, Inc.	1,600	45,152
	Ashland, Inc.	5,600	365,512
	Balchem Corp.	550	11,809
	Ball Corp.	9,300	396,180
	Bemis Co., Inc.	8,500	254,830
#	Bowater, Inc.	3,600	93,672
*	Brush Engineered Materials, Inc.	1,200	20,892
*	Buckeye Technologies, Inc.	2,000	17,620
	Cabot Corp.	5,100	188,802
*	Caraustar Industries, Inc.	1,500	15,255
	Carpenter Technology Corp.	2,400	200,616
	Castle (A.M.) & Co.	1,500	42,480
*	Century Aluminum Co.	3,000	106,770
*	CFC International, Inc.	200	3,306
*	Chaparral Steel Co.	1,300	59,553
#	Chemtura Corp.	15,141	167,762
	Chesapeake Corp.	500	6,595
	Cleveland-Cliffs, Inc.	2,000	172,100
* #	Coeur d’Alene Mines Corp.	21,200	117,448
	Commercial Metals Co.	5,600	253,624
	Compass Minerals International, Inc.	900	22,455
*	Crown Holdings, Inc.	13,600	248,880
	Cytec Industries, Inc.	4,200	224,028
	Deltic Timber Corp.	1,300	67,938

48

	Dow Chemical Co.	69,800	3,003,494
	DuPont (E.I.) de Nemours & Co., Inc.	70,300	2,828,872
	Eagle Materials, Inc.	3,831	207,372
	Eagle Materials, Inc. Class B	2,988	160,426
	Eastman Chemical Co.	6,500	320,645
	Ecolab, Inc.	24,100	872,179
#	Empire Resources, Inc.	300	6,366
	Engelhard Corp.	9,300	369,675
	Ferro Corp.	2,800	56,224
	Florida Rock Industries, Inc.	5,750	331,258
*	FMC Corp.	3,400	206,754
	Freeport-McMoRan Copper & Gold, Inc. Class B	15,100	764,513
#	Georgia Gulf Corp.	2,200	63,140
	Gibraltar Industries, Inc.	1,550	39,541
	Glatfelter (P.H.) Co.	1,900	31,236
*	Graphic Packaging Corp.	11,500	29,900
	Greif, Inc. Class A	600	34,746
	H.B. Fuller Co.	1,500	60,900
* #	Headwaters, Inc.	3,400	126,208
*	Hecla Mining Co.	7,163	35,672
*	Hercules, Inc.	6,900	81,765
	International Flavors & Fragrances, Inc.	7,000	242,410
	International Paper Co.	37,700	1,235,429
	Kronos Worldwide, Inc.	3,256	94,750
#	LaFarge North America, Inc.	5,400	447,498
*	Landec Corp.	1,300	9,425
*	Lesco, Inc.	544	8,840
	Louisiana-Pacific Corp.	7,900	224,597
	Lubrizol Corp.	5,600	242,256
	Lyondell Chemical Co.	13,620	284,930
	MacDermid, Inc.	2,400	70,608
	Martin Marietta Materials, Inc.	4,500	438,750
*	Material Sciences Corp.	800	10,408
	MeadWestavco Corp.	11,400	317,148
	Metal Management, Inc.	2,300	64,883
#	Minerals Technologies, Inc.	1,300	69,589
* #	Mines Management, Inc.	300	2,292
	Monsanto Co.	23,735	1,990,892
	Myers Industries, Inc.	2,087	33,392
* #	Nanophase Technologies Corp.	600	4,242
	Neenah Paper, Inc.	615	18,825
*	NewMarket Corp.	1,500	51,705
	Newmont Mining Corp.	40,200	2,127,384
#	NL Industries, Inc.	1,100	14,509
	NN, Inc.	300	3,702
#	Nucor Corp.	14,500	1,247,725
	Olin Corp.	4,900	102,949
*	OM Group, Inc.	1,500	31,815
*	Omnova Solutions, Inc.	2,500	15,175
*	Oregon Steel Mills, Inc.	3,100	117,428
*	Owens-Illinois, Inc.	11,700	219,258
	Packaging Corp. of America	8,700	198,447
	Packaging Dynamics Corp.	140	1,942
*	Pactiv Corp.	13,700	314,141
	Phelps Dodge Corp.	9,700	1,338,600

49

*	Pioneer Companies, Inc.	1,000	30,120
*	PolyOne Corp.	4,400	38,412
	Pope & Talbot, Inc.	500	3,785
	PPG Industries, Inc.	9,500	575,985
	Praxair, Inc.	28,200	1,522,236
	Quanex Corp.	2,300	142,761
	Reliance Steel & Aluminum Co.	3,100	255,409
	Rock-Tenn Co. Class A	1,500	19,680
	Rohm & Haas Co.	18,200	905,450
#	Royal Gold, Inc.	1,900	59,717
	RPM International, Inc.	9,500	171,380
*	RTI International Metals, Inc.	2,000	84,100
	Ryerson Tull, Inc.	1,600	40,384
	Schnitzer Steel Industries, Inc. Class A	1,900	59,090
	Schulman (A.), Inc.	1,300	30,459
	Schweitzer-Maudoit International, Inc.	500	12,850
	Scotts Co. Class A	6,100	292,129
*	Sealed Air Corp.	7,800	443,664
*	Senomyx, Inc.	1,600	26,016
	Sensient Technologies Corp.	2,300	41,216
	Sigma-Aldrich Corp.	6,800	437,988
	Silgan Holdings, Inc.	3,000	118,260
*	Smurfit-Stone Container Corp.	23,449	307,651
	Sonoco Products Co.	500	16,360
	Spartech Corp.	1,500	36,300
#	Steel Dynamics, Inc.	4,000	184,000
	Steel Technologies, Inc.	700	19,313
*	Stillwater Mining Co.	7,800	101,478
*	Symyx Technologies, Inc.	2,600	75,400
	Temple-Inland, Inc.	9,400	401,098
*	Terra Industries, Inc.	5,300	37,577
#	Texas Industries, Inc.	1,900	115,254
*	The Mosaic Co.	2,900	46,110
* #	Titanium Metals Corp.	5,700	233,814
*	U.S. Concrete, Inc.	3,000	37,590
*	United States Lime & Minerals, Inc.	300	7,751
#	United States Steel Corp.	10,200	555,900
	Valhi, Inc.	9,600	171,360
	Valspar Corp.	8,200	216,726
	Vulcan Materials Co.	8,500	671,500
	Wausau-Mosinee Paper Corp.	2,000	26,000
*	Webco Industries, Inc.	10	743
	Westlake Chemical Corp.	6,100	209,352
	Weyerhaeuser Co.	19,800	1,352,142
	Worthington Industries, Inc.	7,000	137,200
* #	Zoltek Companies, Inc.	1,300	22,438
Total Materials			39,247,001

Utilities — (2.9%)
*	AES Corp.	61,000	1,055,300
	AGL Resources, Inc.	5,000	179,500
*	Allegheny Energy, Inc.	16,600	593,616
	ALLETE, Inc.	2,300	107,341
	Alliant Energy Corp.	6,600	218,460
	Ameren Corp.	12,500	633,375

50

	American Electric Power Co., Inc.	28,200	1,029,300
	American States Water Co.	1,300	44,837
	Aqua America, Inc.	11,200	321,888
*	Aquila, Inc.	28,400	110,760
	Atmos Energy Corp.	4,400	116,160
	Avista Corp.	2,000	39,200
	Black Hills Corp.	1,200	41,484
	California Water Service Group	1,200	52,512
*	Calpine Corp.	2,100	473
	Cascade Natural Gas Corp.	500	9,800
#	CenterPoint Energy, Inc.	19,100	247,727
	Central Vermont Public Service Corp.	100	2,141
	CH Energy Group, Inc.	600	29,460
	Chesapeake Utilities Corp.	300	9,051
	Cinergy Corp.	6,900	304,152
#	Cleco Corp.	2,000	44,980
*	CMS Energy Corp.	20,300	285,824
	Connecticut Water Services, Inc.	100	2,536
	Consolidated Edison, Inc.	16,400	752,268
	Constellation Energy Group	9,600	563,904
	Dominion Resources, Inc.	26,700	2,005,170
#	DPL, Inc.	9,600	258,432
	DTE Energy Co.	10,600	458,980
#	Duke Energy Corp.	66,800	1,897,120
#	Duquesne Light Holdings, Inc.	3,300	57,255
*	Dynegy, Inc.	25,800	139,578
	Edison International	27,600	1,224,336
*	El Paso Electric Co.	3,400	69,530
#	Empire District Electric Co.	600	13,272
	Energen Corp.	7,100	253,683
	Energy East Corp.	9,300	233,058
	EnergySouth, Inc.	298	8,901
	Entergy Corp.	14,600	1,058,646
*	Environmental Power Corp.	700	6,370
#	Equitable Resources, Inc.	8,800	319,968
	Exelon Corp.	55,200	3,152,472
	FirstEnergy Corp.	23,800	1,215,704
	FPL Group, Inc.	27,300	1,144,689
	Great Plains Energy, Inc.	4,100	116,440
#	Hawaiian Electric Industries, Inc.	4,900	130,977
#	IDACORP, Inc.	1,700	55,998
	KeySpan Corp.	5,900	240,425
	Laclede Group, Inc.	700	23,583
	MDU Resources Group, Inc.	10,200	359,550
	MGE Energy, Inc.	1,200	40,224
	National Fuel Gas Co.	5,200	168,376
	New Jersey Resources Corp.	2,200	99,000
#	Nicor, Inc.	2,900	124,497
	NiSource, Inc.	23,100	474,243
	Northeast Utilities, Inc.	9,000	176,580
	Northwest Natural Gas Co.	1,100	37,664
	NorthWestern Corp.	1,800	58,374
	NSTAR	6,800	199,648
	OGE Energy Corp.	5,600	161,000
	Oneok, Inc.	4,500	137,655

51

	Otter Tail Corp.	1,100	34,265
	Peoples Energy Corp.	1,600	58,736
	Pepco Holdings, Inc.	11,600	275,732
	PG&E Corp.	33,800	1,286,090
	Piedmont Natural Gas Co.	4,600	113,712
	Pinnacle West Capital Corp.	5,600	229,880
	PNM Resources, Inc.	3,250	80,438
	PPL Corp.	28,400	903,120
	Progress Energy, Inc.	13,100	581,378
	Public Service Enterprise Group, Inc.	10,800	749,412
	Puget Energy, Inc.	4,300	92,708
	Questar Corp.	8,000	586,000
* #	Reliant Energy, Inc.	25,699	261,102
	SCANA Corp.	7,000	285,460
	SEMCO Energy, Inc.	700	3,920
	Sempra Energy	21,300	1,018,992
*	Sierra Pacific Resources	19,300	274,832
	SJW Corp.	700	35,938
	South Jersey Industries, Inc.	1,100	31,460
	Southern Co.	53,800	1,830,814
*	Southern Union Co.	10,748	264,617
	Southwest Gas Corp.	1,500	42,780
	Southwest Water Co.	1,770	31,984
	TECO Energy, Inc.	14,500	247,370
	TXU Corp.	48,000	2,514,720
	UGI Corp.	5,900	132,455
	UIL Holdings Corp.	200	10,250
	Unisource Energy Corp.	1,400	42,574
	Vectren Corp.	4,500	118,620
	Westar Energy, Inc.	4,400	94,688
	WGL Holdings, Inc.	1,700	52,360
	Wisconsin Energy Corp.	7,100	290,177
	WPS Resources Corp.	2,700	141,885
	Xcel Energy, Inc.	24,800	460,288
	York Water Co.	200	5,364
Total Utilities			36,101,568

Telecommunication Services — (2.3%)
*	@Road, Inc.	4,903	25,299
	Alaska Communications Systems Group, Inc.	3,000	33,270
	Alltel Corp.	33,334	2,105,042
*	American Tower Corp.	41,000	1,305,030
	AT&T, Inc.	258,450	7,130,636
#	BellSouth Corp.	128,500	4,058,030
* #	Broadwing Corp.	5,847	52,389
	Centennial Communications Corp.	6,000	45,540
*	Cincinnati Bell, Inc.	11,900	48,671
	Citizens Communications Co.	15,700	209,595
*	Cogent Communications Group, Inc.	1,000	7,150
	Commonwealth Telephone Enterprises, Inc.	1,200	38,736
*	Crown Castle International Corp.	19,200	601,920
	CT Communications, Inc.	500	6,620
*	Dobson Communications Corp.	14,100	102,084
*	General Communications, Inc. Class A	4,900	55,125
*	IDT Corp.	800	9,464

52

* #	IDT Corp. Class B	3,500	41,615
* #	Level 3 Communications, Inc.	65,500	222,700
*	Nextel Partners, Inc.	13,800	387,228
*	NII Holdings, Inc.	13,500	691,470
	North Pittsburgh Systems, Inc.	1,000	20,340
*	Price Communications Corp.	3,005	50,334
*	Qwest Communications International, Inc.	149,100	942,312
*	Rural Cellular Corp. Class A	100	1,445
*	SBA Communications Corp.	5,300	119,197
	Sprint Nextel Corp.	277,263	6,662,630
*	SunCom Wireless Holdings, Inc.	1,400	2,380
	SureWest Communications	500	12,640
*	TALK America Holdings, Inc.	1,900	16,207
	Telephone & Data Systems, Inc.	3,900	145,860
	Telephone & Data Systems, Inc. Special Shares	4,900	175,910
*	Time Warner Telecom, Inc.	4,300	54,309
*	UbiquiTel, Inc.	8,000	78,160
*	United States Cellular Corp.	5,100	280,245
*	US LEC Corp.	500	1,060
	USA Mobility, Inc.	600	17,292
	Verizon Communications, Inc.	73,300	2,470,210
*	Wireless Facilities, Inc.	5,700	25,650
Total Telecommunication Services			28,253,795

Other — (0.0%)
*	Bush Industries, Inc. Escrow Shares	100	2
*	Petrocorp, Inc. Escrow Shares	100	6
Total Other			8

TOTAL COMMON STOCKS			1,133,396,822

RIGHTS/WARRANTS — (0.0%)
* #	Revlon, Inc. Rights 03/17/06	16,900	1,014

		Face Amount
		(000)
TEMPORARY CASH INVESTMENTS — (7.9%)
	Repurchase Agreement, Merrill Lynch Triparty Repo 4.54%, 03/01/06 (Collateralized by $64,300,000 U.S. Treasury Bond 4.50%, 02/15/36, valued at $63,926,810) to be repurchased at $62,677,612	$62,670	62,669,709

	Repurchase Agreement, Merrill Lynch Triparty Repo 4.52%, 03/01/06 (Collateralized by $19,635,000 U.S. Treasury Note 4.625%, 02/29/08, valued at $19,595,141) to be repurchased at $19,210,377	19,208	19,207,965

	Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $15,454,000 FHLMC Notes 4.00%, 09/22/09, valued at $15,241,508) to be repurchased at $15,017,835	15,016	15,016,000
TOTAL TEMPORARY CASH INVESTMENTS			96,893,674

TOTAL INVESTMENTS - (100.0%)
(Cost $1,018,997,960)##			$1,230,291,510

53

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors Inc. The Trust consists of twenty-one investment portfolios, of which eighteen are included in this document.

Security Valuation Note

Securities held by the Domestic Equity Portfolios (The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The Tax-Managed U.S. Marketwide Value Series, and The Tax-Managed U.S. Equity Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by The Enhanced U.S. Large Company Series, The DFA One-Year Fixed Income Series, and The DFA Two-Year Global Fixed Income Series (the “Fixed Income Portfolios”), are valued at the most recently quoted bid price or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Federal Tax Cost Note

As of February 28, 2006, the total cost of securities for federal income tax purposes was:

The U.S. Large Company Series	$4,010,996,485
The Enhanced U.S. Large Company Series	325,890,232
The U.S. Large Cap Value Series	5,660,893,860
The U.S. Small XM Value Series	174,795,784
The U.S. Small Cap Value Series	6,904,233,003
The U.S. Small Cap Series	3,050,287,468
The U.S. Micro Cap Series	3,833,959,085
The DFA International Value Series	4,039,802,384
The Japanese Small Company Series	1,533,615,156
The Asia Pacific Small Company Series	564,532,014
The United Kingdom Small Company Series	610,643,673
The Continental Small Company Series	1,063,745,841
The Emerging Markets Series	1,279,166,834
The Emerging Markets Small Cap Series	477,117,662
The DFA One-Year Fixed Income Series	2,274,862,076
The DFA Two-Year Global Fixed Income Series	2,194,339,054
The Tax-Managed U.S. Marketwide Value Series	2,145,057,082
The Tax-Managed U.S. Equity Series	1,019,507,940

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

February 28, 2006

(Unaudited)

		Shares	Value ††
SOUTH AFRICA — (12.2%)
COMMON STOCKS — (12.2%)
	ABSA Group, Ltd.	898,244	$16,685,064
	Advtech, Ltd.	620,958	231,824
	Aeci, Ltd.	367,392	3,183,072
	Afgri, Ltd.	1,376,115	1,425,575
*	African Rainbow Minerals, Ltd.	1,038,945	7,222,294
	AG Industries, Ltd.	600,361	297,655
	Allied Electronics Corp., Ltd.	401,440	1,653,483
	Argent Industrial, Ltd.	209,277	465,239
*	AST Group, Ltd.	740,636	76,594
	Aveng, Ltd.	1,359,173	5,245,346
	AVI, Ltd.	928,811	2,516,973
	Barloworld, Ltd.	819,438	15,803,966
*	Bell Equipment, Ltd.	327,590	530,356
	Business Connexion Group	465,381	578,073
	Bytes Technology Group, Ltd.	314,654	610,833
	Capitec Bank Holdings, Ltd.	171,133	859,967
	Caxton & CTP Publishers & Printers, Ltd.	1,649,003	3,623,527
	City Lodge Hotels, Ltd.	21,170	176,646
*	Corpgro, Ltd.	579,166	0
	Datacentrix Holdings, Ltd.	319,399	129,831
*	Datatec, Ltd.	489,644	1,742,616
	Delta Electrical Industries, Ltd.	185,990	1,114,272
*	Dimension Data Holdings PLC	3,977,377	3,308,857
	Distell Group, Ltd.	668,065	4,115,311
	Dorbyl, Ltd.	105,718	215,648
*	Durban Roodeport Deep, Ltd.	155,655	216,920
	Ellerine Holdings, Ltd.	275,373	3,790,922
	Enviroserv Holdings, Ltd.	259,484	267,504
	Gold Reef Casino Resorts, Ltd.	344,218	836,143
	Group Five, Ltd.	258,794	1,129,461
*	Harmony Gold Mining Co., Ltd.	1,528,002	21,102,048
	Highveld Steel & Vanadilum Corp., Ltd.	268,788	3,927,709
	Hudaco Industries, Ltd.	104,300	843,951
	Iliad Africa, Ltd.	76,658	155,314
	Illovo Sugar, Ltd.	1,015,749	2,403,100
	Imperial Holdings, Ltd.	349,923	8,754,201
	Investec, Ltd.	187,263	9,372,188
*	JCI, Ltd.	4,289,448	111,193
	Johnic Communications, Ltd.	294,723	2,901,414
	Liberty Group, Ltd.	1,494,978	20,429,778
	M Cubed Holdings, Ltd.	1,850,526	116,529
	Medi-Clinic Corp., Ltd.	1,225,730	3,974,628

1

	Metair Investment, Ltd.	25,609	1,101,200
*	Metorex, Ltd.	610,501	903,391
	Metropolitan Holdings, Ltd.	2,069,093	4,463,939
	Mittal Steel South Africa, Ltd.	2,388,294	23,527,845
*	Murray & Roberts Holdings, Ltd.	1,024,849	3,777,323
	Mvelaphanda Group, Ltd.	533,601	832,124
	Nampak, Ltd.	2,196,247	5,855,687
	Nedbank Group, Ltd.	2,021,460	39,018,330
	New Clicks Holdings, Ltd.	1,422,747	2,448,405
*	New Corpcapital, Ltd.	579,166	20,671
	Northam Platinum, Ltd.	830,061	3,402,932
	Nu-World Holdings, Ltd.	75,218	426,477
	Oceana Group, Ltd.	407,669	974,111
	Old Mutual PLC	12,517,943	39,339,921
	Omnia Holdings, Ltd.	143,874	1,018,754
*	Palabora Mining Co., Ltd.	69,265	326,417
	Peregrine Holdings, Ltd.	770,533	973,022
	Prism Holdings, Ltd.	458,100	85,735
	PSG Group, Ltd.	278,342	1,017,188
	Rainbow Chicken, Ltd.	1,064,875	1,653,259
*	Randgold & Exploration Co., Ltd.	256,811	370,305
	Redefine Income Fund, Ltd.	83,325	83,657
*	Sanlam, Ltd.	8,883,110	22,995,694
	Santam, Ltd.	460,528	6,826,733
	Sappi, Ltd.	887,864	11,289,134
	Steinhoff International Holdings, Ltd.	3,474,550	11,372,004
*	Sun International, Ltd.	140,119	2,115,165
	Telkom SA, Ltd.	270,000	7,103,803
	Tiger Wheels, Ltd.	264,796	966,290
	Tongaat-Hulett Group, Ltd.	532,348	7,944,114
	Trans Hex Group, Ltd.	326,518	653,070
	Trencor, Ltd.	666,282	2,542,182
	UCS Group, Ltd.	687,793	216,078
	Unitrans, Ltd.	165,695	1,113,741
	Value Group, Ltd.	562,990	285,676
*	Western Areas, Ltd.	424,500	2,606,754

TOTAL — SOUTH AFRICA			361,797,156

INDIA — (12.0%)
COMMON STOCKS — (12.0%)

	Aarti Industries, Ltd.	147,420	249,619
	Adani Exports, Ltd.	1,287,587	1,657,123
	Aftek Infosys, Ltd.	564,418	1,161,923
*	Agro Tech Foods, Ltd.	136,705	419,780
	Alembic, Ltd.	54,223	467,166
	Alok Industries, Ltd.	736,832	1,244,576
	Amtek Auto, Ltd.	44,309	346,736
	Apollo Tyres, Ltd.	175,197	1,176,011
*	Aptech, Ltd.	20,996	57,822
	Arvind Mills, Ltd.	1,185,419	2,638,719
	Ashok Leyland, Ltd.	5,581,530	4,786,854
	Aurobindo Pharmaceuticals, Ltd.	215,126	2,695,608

2

	Avaya Globalconnect, Ltd.	3,935	39,889
*	Bajaj Auto Finance, Ltd.	37,588	467,019
	Bajaj Auto, Ltd.	76,284	4,485,592
*	Balaji Telefilms, Ltd.	10,796	40,342
	Ballarpur Industries, Ltd.	886,062	2,536,229
	Balmer Lawrie & Co., Ltd.	39,215	508,498
*	Bank of Rajasthan, Ltd.	351,617	386,022
	BASF India, Ltd.	84,085	437,401
	BOC India, Ltd.	196,517	671,643
	Bombay Dyeing & Manufacturing Co., Ltd.	56,026	471,788
*	Ceat, Ltd.	21,553	33,048
*	Century Enka, Ltd.	133,495	544,603
	Century Textiles & Industries, Ltd.	276,538	2,116,547
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	2,121,499
	Cholamandalam Investment & Finance Co., Ltd.	347	1,601
*	City Union Bank, Ltd.	28,787	72,025
*	Colour-Chem, Ltd.	2,398	18,085
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	353,125	780,910
*	D-Link (India), Ltd.	66,109	177,390
	Dr. Reddy’s Laboratories, Ltd.	333,699	9,769,701
	E.I.D. - Parry (India), Ltd.	241,339	1,311,407
	EIH, Ltd.	83,011	1,234,373
*	Elder Pharmaceuticals, Ltd.	54,402	318,301
	Electrosteel Casings, Ltd.	43,769	348,693
*	Elgi Equipments, Ltd.	174,405	257,555
*	Escorts, Ltd.	226,339	414,167
*	Essar Steel, Ltd.	807,651	710,013
	Essel Propack, Ltd.	77,366	596,616
*	Eveready Industries (India), Ltd.	301,461	811,956
*	Everest Industries, Ltd.	23,275	93,213
	Exide Industries, Ltd.	114,382	617,669
	FDC, Ltd.	64,911	73,371
	Federal Bank, Ltd.	308,952	1,190,451
	Finolex Cables, Ltd.	104,411	796,054
	Finolex Industries, Ltd.	695,629	1,181,665
	GHCL, Ltd.	88,654	259,204
	Godrej Industries, Ltd.	1,000	9,319
	Great Eastern Shipping Co., Ltd.	1,032,054	5,703,115
	GTL, Ltd.	544,800	1,378,158
	Gujarat Alkalies & Chemicals, Ltd.	377,390	1,282,340
	Gujarat Ambuja Cements, Ltd.	1,523,923	3,000,915
	Gujarat Fluorochemicals, Ltd.	50,745	459,087
	Gujarat Narmada Valley Fertilizers Co., Ltd.	601,145	1,726,227
	Gujarat State Fertilizers & Chemicals, Ltd.	447,664	1,926,961
	H.E.G., Ltd.	99,150	374,718
	HCL Technologies, Ltd.	150,000	2,056,833
	HDFC Banking, Ltd.	157,006	2,578,535
*	Himachal Futuristic Communications, Ltd.	2,540,888	1,311,100
	Himatsingka Seide, Ltd.	72,528	228,407
	Hinduja TMT, Ltd.	93,601	802,837
*	Hindustan Motors, Ltd.	296,702	237,612
*	Hindustan Sanitaryware & Industries, Ltd.	24,608	69,395
*	Hotel Leelaventure, Ltd.	265,698	1,899,996
	I.B.P. Co., Ltd.	7,999	99,304

3

	ICI India, Ltd.	45,061	414,405
*	Igate Global Solutions, Ltd.	20,446	115,971
*	India Cements, Ltd.	602,757	1,912,488
*	India Glycols, Ltd.	110,588	410,711
	Indian Hotels Co., Ltd.	294,289	8,210,382
	Indian Petrochemicals Corp., Ltd.	1,306,558	6,835,279
	Indian Rayon & Industries, Ltd.	126,723	2,114,115
	Indo Gulf Fertilisers, Ltd.	23,783	119,887
	Indo Rama Synthetics (India), Ltd.	202,314	341,304
	IndusInd Bank, Ltd.	1,436,430	1,624,893
	Industrial Development Bank of India, Ltd.	3,178,422	6,009,203
*	Infotech Enterprises, Ltd.	11,561	133,254
	Ingersoll-Rand (India), Ltd.	80,491	686,745
	IPCA Laboratories, Ltd.	49,978	379,027
*	Ispat Industries, Ltd. Post Reconstruction	2,195,639	865,362
	IVRCL Infrastructures & Projects, Ltd.	13,452	313,221
	J.B. Chemicals & Pharmaceuticals, Ltd.	204,233	562,007
*	J.K. Industries, Ltd.	117,685	316,953
	Jammu & Kashmir Bank, Ltd.	190,012	2,187,367
*	JBF Industries, Ltd.	35,983	56,630
	Jindal Poly Films, Ltd.	21,594	136,853
	Jindal Saw, Ltd.	60,558	603,848
*	Jindal Stainless, Ltd.	614,306	1,318,677
	Jindal Steel & Power, Ltd.	27,266	935,919
*	JSW Steel, Ltd.	624,983	2,902,942
	Kesoram Industries, Ltd.	136,927	510,946
	Kirloskar Oil Engines, Ltd.	151,023	669,059
	LIC Housing Finance, Ltd.	345,645	1,562,208
*	Maharashtra Scooters, Ltd.	13,612	108,569
	Mahavir Spinning Mills, Ltd.	82,290	658,829
	Mahindra & Mahindra, Ltd.	219,880	2,902,208
	Maruti Udyog, Ltd.	182,830	3,385,330
	Mastek, Ltd.	41,625	610,912
*	Merck, Ltd.	19,905	253,674
	Moser Baer (India), Ltd.	529,290	2,637,807
*	Mphasis BFL, Ltd.	292,087	1,136,463
	MRF, Ltd.	14,402	1,007,228
*	Mukand, Ltd.	296,535	562,229
*	Nagarjuna Fertilizers & Chemicals, Ltd.	1,476,016	498,501
	Nahar Spinning Mills, Ltd.	31,075	153,968
*	Natco Pharma, Ltd.	71,082	221,386
*	National Organic Chemical Industries, Ltd.	598,288	349,088
	Navneet Publications (India), Ltd.	23,748	160,393
*	NIIT Technologies, Ltd.	23,227	91,132
	NIIT, Ltd.	19,941	112,724
	Nirma, Ltd.	140,496	1,537,775
*	Omax Autos, Ltd.	20,202	63,692
	Orchid Chemicals & Pharmaceuticals, Ltd.	199,488	1,448,242
	Patni Computer Systems, Ltd.	162,747	1,704,024
*	Pentamedia Graphics, Ltd.	658,344	83,911
*	Petronet LNG, Ltd.	131,253	176,306
	Polaris Software Lab, Ltd.	380,771	931,448
*	Polyplex Corp., Ltd.	41,389	122,324
*	Pricol, Ltd.	49,154	46,412

4

*	Prism Cements, Ltd.	269,139	151,589
	PSL Holdings, Ltd.	52,822	316,459
	Punjab Tractors, Ltd.	284,281	1,497,693
*	Rain Calcining, Ltd.	310,692	330,611
*	Rajasthan Spinning & Weaving Mills, Ltd.	35,562	100,693
*	Rama Newsprint & Papers, Ltd.	84,210	19,124
	Raymond, Ltd.	261,017	2,563,476
*	Reliance Capital Ventures, Ltd.	6,786,159	3,670,887
*	Reliance Communication Ventures, Ltd.	6,786,159	0
*	Reliance Energy Ventures, Ltd.	6,786,159	6,560,081
*	Reliance Industries, Ltd.	6,786,159	130,444,873
*	Reliance Natural Resources, Ltd.	6,786,159	0
	Rolta India, Ltd.	321,636	1,594,997
	Ruchi Soya Industries, Ltd.	48,407	341,528
	Samtel Color, Ltd.	77,810	101,333
	Sesa Goa, Ltd.	8,700	221,249
	Shriram Transport Finance Co., Ltd.	31,202	81,423
*	Sona Koyo Steering Systems, Ltd.	29,642	51,636
*	Sonata Software, Ltd.	457,576	338,830
*	Srei Infrastructure Finance, Ltd.	14,741	20,670
	SRF, Ltd.	132,296	820,433
	Sterlite Industries (India), Ltd. Series A	247,856	7,375,379
*	Sterlite Optical Technologies, Ltd.	140,600	300,564
*	Supreme Petrochem, Ltd.	69,306	40,439
	Tata Chemicals, Ltd.	1,092,020	5,850,586
*	Tata Investment Corp., Ltd.	55,760	525,142
	Tata Steel, Ltd.	1,899,526	18,381,659
	Tata Tea, Ltd.	166,270	3,499,126
*	Tele Data Informatics, Ltd.	87,903	39,732
*	The Karnataka Bank, Ltd.	66,072	157,736
*	The South India Bank, Ltd.	76,352	116,183
	Tube Investments of India, Ltd.	64,584	798,751
	TVS Motor Co., Ltd.	269,922	725,062
	Ucal Fuel Systems, Ltd.	4,360	19,680
	Unichem Laboratories, Ltd.	20,832	138,252
*	Usha Martin, Ltd.	139,597	528,210
	UTI Bank, Ltd.	1,388,368	10,285,043
*	Uttam Galva Steels	194,165	181,249
	Varun Shipping Co.	469,669	776,118
*	Videocon Industries, Ltd.	35,767	336,952
	Videsh Sanchar Nigam, Ltd.	929,481	7,633,787
	Visualsoft Technologies, Ltd.	97,597	429,531
*	Welspun India, Ltd.	24,452	56,712
*	Welspun-Gujarat Stahl Rohren, Ltd.	36,557	75,495
	Zee Telefilms, Ltd. Series B	2,095,477	8,303,327
*	Zensar Technologies, Ltd.	21,303	95,346
*	Zuari Industries, Ltd.	77,371	334,986
TOTAL COMMON STOCKS			357,388,199

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd. Cumulative Preferred Shares	1,463,759	0

TOTAL — INDIA			357,388,199

5

SOUTH KOREA — (10.9%)
COMMON STOCKS — (10.9%)
*	Aekyung Petrochemical Co., Ltd.	10,140	181,410
	Asia Cement Manufacturing Co., Ltd.	9,438	378,545
	AUK Corp.	24,000	73,684
	Baiksan Co., Ltd.	41,550	78,061
*	Boo Kook Securities Co., Ltd.	17,385	264,724
	BYC Co., Ltd.	810	93,558
*	Byuck San Corp.	2,132	26,220
*	Byuck San Engineering and Construction Co., Ltd.	87,860	598,246
*	Capro Corp.	16,830	64,721
	Cheil Industrial, Inc.	95,804	3,687,022
*	Cho Kwang Leather Co., Ltd.	4,860	23,263
	Choil Aluminum Manufacturing Co., Ltd.	5,770	43,463
	Chon Bang Co., Ltd.	2,520	99,069
	Chosun Refractories Co., Ltd.	7,370	252,571
*	CKD Bio Corp.	3,109	17,918
*	D.I Corp.	65,430	164,218
	Dacom Corp.	43,360	583,116
	Dae Chang Industrial Co.	6,170	31,649
	Dae Dong Industrial Co., Ltd.	3,930	38,685
	Dae Han Fire & Marine Insurance Co., Ltd.	12,610	139,000
*	Dae Sang Corp.	49,644	757,054
	Dae Won Kang Up Co., Ltd.	13,100	240,727
*	Dae Young Packaging Co., Ltd.	356,210	54,693
*	Daeduck Electronics Co., Ltd.	58,160	501,553
*	Daeduck Industries Co., Ltd.	39,860	455,389
	Daegu Bank Co., Ltd.	193,922	3,002,386
	Daehan Flour Mills Co., Ltd.	2,525	389,151
	Daehan Synthetic Fiber Co., Ltd.	2,000	123,771
	Daelim Industrial Co., Ltd.	70,240	4,694,433
	Daelim Trading Co., Ltd.	31,482	182,866
*	Daesang Holdings Co., Ltd.	33,096	154,048
*	Daesung Industrial Co., Ltd.	7,690	402,428
*	Daewon Pharmaceutical Co., Ltd.	6,610	47,934
	Daewoo Engineering & Construction Co., Ltd.	819,780	10,592,800
*	Daewoo Motor Sales Corp.	61,560	1,338,281
	Daewoong Co., Ltd.	12,340	258,937
	Dahaam E-Tec Co., Ltd.	5,985	129,384
	Daishin Securities Co., Ltd.	103,481	2,341,907
	Daiyang Metal Co., Ltd.	40,000	53,813
*	Daou Technology, Inc.	60,000	334,697
	DC Chemical Co., Ltd.	38,990	1,372,720
	Dong Ah Tire Industrial Co., Ltd.	43,904	247,421
*	Dong Hai Pulp Co., Ltd.	14,310	35,149
	Dong IL Rubber Belt Co., Ltd.	7,940	28,478
	Dong Wha Pharmaceutical Industries Co.	5,167	90,352
*	Dong Won Co., Ltd.	5,520	64,698
*	Dong Yang Department Store Co., Ltd.	9,000	183,374
	Dongbu Corp.	46,410	786,628
*	Dongbu Hannong Chemical Co., Ltd.	14,890	240,750
	Dongbu Securities Co., Ltd.	22,040	234,424

6

*	Dongbu Steel Co., Ltd.	46,108	395,680
*	Dongbuanam Semiconductor, Inc.	324,465	834,404
	Dong-Il Corp.	4,310	272,447
*	Dongkook Industries Co., Ltd.	1,620	9,619
	Dongkuk Steel Mill Co., Ltd.	155,862	3,024,093
	Dongsu Industrial Co., Ltd.	9,240	216,238
	Dongsung Chemical Co., Ltd.	3,770	31,119
*	Dongwon F&B Co., Ltd.	6,666	410,752
	Dongwon Financial Holding Co., Ltd.	116,926	4,479,411
	Dongwon Industries Co., Ltd.	1,876	55,602
*	Dongyang Express & Construction Corp.	3,727	151,162
	Dongyang Express Bus Corp.	1,522	26,675
	Dongyang Mechatronics Corp.	20,680	96,093
*	Doosan Corp.	47,020	1,739,687
*	Doosan Heavy Industries & Construction Co., Ltd.	400,500	13,881,525
*	Doosan Industrial Development Co., Ltd.	193,240	1,852,773
	DPI Co., Ltd.	33,340	269,037
*	Duck Yang Industry Co., Ltd.	4,000	37,252
*	Enex Co., Ltd.	5,960	39,125
	F&F Co., Ltd.	23,100	155,005
*	First Fire & Marine Insurance Co., Ltd.	40,160	189,153
	Fursys, Inc.	24,120	800,555
	Global & Yuasa Battery Co., Ltd.	11,600	49,399
	Green Cross Corp.	10,540	711,725
	GS Engineering & Construction Corp.	104,882	5,695,625
	GS Holdings Corp.	30,000	802,434
	Halla Engineering & Construction Corp.	7,450	198,421
	Han Kuk Carbon Co., Ltd.	25,070	95,794
*	Han Wha Corp.	146,740	4,526,557
	Han Yang Securities Co., Ltd.	24,940	254,990
	Hana Securities Co., Ltd.	40,790	744,774
	Handok Pharmaceuticals Co., Ltd.	18,150	258,324
	Handsome Corp.	35,380	673,810
	Hanil Cement Manufacturing Co., Ltd.	18,013	1,413,377
*	Hanil E-Wha Co., Ltd.	79,730	175,689
	Hanil Iron & Steel Co., Ltd.	1,815	31,650
	Hanjin Heavy Industry Co., Ltd.	165,520	4,144,037
	Hanjin Shipping Co., Ltd.	52,280	1,223,784
	Hanjin Transportation Co., Ltd.	23,460	668,662
	Hankook Cosmetics Co., Ltd.	30,000	89,489
	Hankook Tire Manufacturing Co., Ltd.	150,550	1,907,751
	Hankuk Electric Glass Co., Ltd.	23,010	770,566
*	Hankuk Glass Industries, Inc.	22,200	861,663
	Hankuk Paper Manufacturing Co., Ltd.	9,800	349,476
*	Hanmi Capital Co., Ltd.	28,690	238,629
	Hansae Co., Ltd.	3,260	72,493
*	Hansol Chemical Co., Ltd.	12,467	106,883
	Hansol Paper Co., Ltd.	102,044	1,408,201
	Hanssem Co., Ltd.	12,390	83,777
*	Hanwha Chemical Corp.	246,060	3,364,348
	Hanwha Securities Co., Ltd.	62,690	695,891
	Heesung Cable, Ltd.	3,660	60,603
	Histeel Co., Ltd.	1,188	16,553
*	Honam Petrochemical Corp.	25,470	1,495,234

7

	Hotel Shilla, Ltd.	76,920	991,710
*	HS R&A Co., Ltd.	4,980	83,740
	Huchems Fine Chemical Corp.	45,340	311,026
*	Huneed Technologies Co., Ltd.	90,030	84,933
	Husteel Co., Ltd.	10,370	146,439
	Hwa Sung Industrial Co.	26,510	296,733
*	Hwashin Co., Ltd.	42,000	122,520
*	Hyosung T & C Co., Ltd.	72,817	1,108,414
	Hyundai Cement Co., Ltd.	15,435	541,821
	Hyundai Department Store H & S Co., Ltd.	8,362	619,968
	Hyundai Heavy Industries Co., Ltd.	189,160	14,957,425
	Hyundai Hysco	170,820	2,217,663
	Hyundai Merchant Marine Co., Ltd.	193,270	2,960,545
	Hyundai Motor Co., Ltd.	446,030	37,907,929
	Hyundai Pharmaceutical Ind. Co., Ltd.	4,200	97,305
*	Hyundai Securities Co., Ltd.	249,730	3,929,279
	Il Dong Pharmaceutical Co., Ltd.	5,840	255,770
*	Iljin Diamond Co., Ltd.	9,368	177,610
*	Iljin Display Co., Ltd.	5,361	77,293
*	Iljin Electric, Ltd.	26,530	83,935
	Ilshin Spinning Co., Ltd.	3,600	159,603
	Ilsung Pharmaceutical Co., Ltd.	3,990	248,847
	INI Steel Co., Ltd.	235,930	6,903,792
	ISU Chemical Co., Ltd.	14,350	152,290
	Jeil Pharmaceutical Co.	2,220	171,637
	Jeonbuk Bank, Ltd.	56,741	491,178
*	Jinro, Ltd.	407	18,862
*	Joongang Construction Co., Ltd.	9,880	239,279
	KCC Corp.	29,050	5,786,617
*	Keang Nam Enterprises Co., Ltd.	19,942	217,135
	KEC Corp.	155,000	344,279
	Keyang Electric Machinery Co., Ltd.	71,760	134,687
	KG Chemical Corp.	11,123	70,075
	Kia Motors Corp.	899,680	19,314,853
	Kodenshi Korea Corp.	38,000	88,872
	Kolon Chemical Co., Ltd.	20,220	268,067
*	Kolon Industries, Inc.	32,379	376,776
*	Kolon International Corp.	1,905	15,626
	Korea Cast Iron Pipe Co., Ltd.	44,688	195,470
*	Korea Circuit Co.	31,660	222,042
	Korea Development Co., Ltd.	23,520	659,907
*	Korea Development Leasing Corp.	6,348	269,538
	Korea Electric Terminal Co., Ltd.	9,980	177,580
*	Korea Fine Chemical Co., Ltd.	7,000	91,515
	Korea Flange Co., Ltd.	10,290	149,909
	Korea Iron & Steel Co., Ltd.	25,230	893,023
	Korea Iron & Steel Works Co., Ltd.	21,294	554,565
*	Korea Komho Petrochemical Co., Ltd.	61,750	1,891,221
	Korea Mutual Savings Bank	14,910	261,223
*	Korea Petrochemical Industry Co., Ltd.	12,300	283,356
	Korea Polyol Co., Ltd.	11,768	504,128
	Korea Zinc Co., Ltd.	52,610	3,656,808
	Korean Air Co., Ltd.	203,658	6,713,304
	Korean Air Terminal Service Co., Ltd.	3,490	84,053

8

*	KP Chemical Corp.	201,976	1,083,422
	KT Freetel, Ltd.	81,000	2,154,894
*	KTB Network, Ltd.	135,720	803,352
	Kukdo Chemical Co., Ltd.	8,710	133,453
	Kukdong City Gas Co., Ltd.	12,780	318,968
*	Kumho Industrial Co., Ltd.	99,300	2,258,971
	Kunsul Chemical Industrial Co., Ltd.	12,700	174,653
	Kwang Dong Pharmaceutical Co., Ltd.	114,660	431,972
	Kyeryong Construction Industrial Co., Ltd.	17,500	579,180
	Kyobo Securities Co., Ltd.	76,680	897,087
	Kyong Dong Boiler Co., Ltd.	3,450	66,078
*	Kyungbang Co., Ltd.	1,856	241,473
	LG Cable, Ltd.	81,160	2,730,631
	LG Chemical Investment, Ltd.	129,850	4,510,757
	LG Chemical, Ltd.	26,500	1,329,653
	LG International Corp.	117,374	2,753,959
*	Lotte Chilsung Beverage Co., Ltd.	80	91,563
*	Lotte Confectionary Co., Ltd.	1,170	1,436,786
*	Lotte Sam Kang Co., Ltd.	2,460	536,972
	Meritz Fire Marine Insurance	168,100	825,570
*	Meritz Securities Co., Ltd.	73,900	553,564
	Motonic Corp.	640	20,302
	Namhae Chemical Corp.	105,810	301,800
*	Namyang Dairy Products Co., Ltd.	1,600	1,020,924
	Nong Shim Holdings Co., Ltd.	1,750	155,583
	Ottogi Corp.	7,320	939,517
*	Pantech Co., Ltd.	40,270	288,820
	PaperCorea, Inc.	19,552	79,934
*	Partsnic Co., Ltd.	11,310	12,717
	Pohang Coated Steel Co., Ltd.	12,780	252,232
	Poong Lim Industrial Co., Ltd.	32,280	282,486
	Poong San Corp.	66,220	1,426,152
	POSCO	420	98,984
	Pum Yang Construction Co., Ltd.	14,667	160,286
	Pusan Bank	200,400	2,645,828
	Pusan City Gas Co., Ltd.	23,820	521,718
	Pyung Hwa Industrial Co., Ltd.	63,559	420,017
*	Rocket Electric Co., Ltd.	3,460	25,469
*	Saehan Industries, Inc.	95,610	385,567
*	Saehan Media Corp.	31,250	59,508
	Sam Yung Trading Co., Ltd.	13,840	30,806
*	Sambu Construction Co., Ltd.	11,398	263,016
*	Samhwa Crown and Closure Co., Ltd.	3,100	42,066
	Samhwa Paints Industrial Co., Ltd.	33,600	100,836
	Samlip Industrial Co., Ltd.	15,670	126,651
*	Samsung Climate Control Co., Ltd.	11,990	102,598
	Samsung Corp.	331,070	8,482,425
*	Samsung Electro-Mechanics Co., Ltd.	57,260	2,354,780
	Samsung Fine Chemicals Co., Ltd.	62,960	2,034,785
	Samsung Heavy Industries Co., Ltd.	525,070	9,007,378
	Samsung SDI Co., Ltd.	26,830	2,370,703
	Samsung Securities Co., Ltd.	116,860	6,860,972
	Samsung Techwin Co., Ltd.	130,710	3,576,765
*	Samwhan Corp.	17,730	310,770

9

	Samyang Corp.	25,405	1,400,899
	Samyang Genex Co., Ltd.	5,490	406,139
	Samyang Tongsang Co., Ltd.	2,820	50,088
*	Samyoung Chemical Co., Ltd.	2,820	33,613
	Samyoung Corp.	6,130	160,723
	Samyoung Electronics Co., Ltd.	39,200	375,345
*	Seah Holdings Corp.	4,619	253,415
*	Seah Steel Corp.	6,245	155,867
*	Segye Corp.	20,530	97,602
	Sejong Industrial Co., Ltd.	44,050	204,808
*	Sejong Securities Co., Ltd.	54,071	1,128,920
*	Sempio Foods Co.	3,610	58,836
	Seoul Securities Co., Ltd.	546,100	882,564
*	Shin Dong-Ah Fire & Marine Insurance Co.	22,873	177,805
	Shin Heung Securities Co., Ltd.	9,130	97,266
	Shin Young Securities Co., Ltd.	18,390	583,475
	Shin Young Wacoal, Inc.	273	19,346
	Shinhan Financial Group Co., Ltd.	46,326	1,809,876
*	Shin-Ho Paper Manufacturing Co., Ltd.	38,850	298,335
	Shinmoorim Paper Manufacturing Co., Ltd.	34,120	357,187
	Shinpoong Pharmaceutical Co., Ltd.	4,540	115,208
	Shinsegae Engineering & Construction Co., Ltd.	3,980	130,232
*	Shinsung Tongsang Co., Ltd.	21,550	77,901
	Sindo Ricoh Co., Ltd.	18,480	841,396
	SK Chemicals Co., Ltd.	37,810	1,098,417
	SK Corp., Ltd.	69,180	4,262,738
	SK Gas Co., Ltd.	19,860	659,616
	SKC Co., Ltd.	71,130	1,212,362
	Songwon Industrial Co., Ltd.	24,310	86,966
*	Ssang Bang Wool Co., Ltd.	52,870	280,506
*	Ssangyong Cement Industry Co., Ltd.	88,776	1,407,122
*	Ssangyong Fire & Marine Insurance Co.	13,190	121,822
*	Ssangyong Motor Co.	247,830	1,703,720
	Sung Chang Enterprise Co., Ltd.	9,000	123,953
	Sung Shin Cement Co., Ltd.	45,580	780,311
*	Sungwon Corp.	20,600	85,226
	Sunjin Co., Ltd.	4,240	162,530
*	Sunkyong Securities Co., Ltd.	384,280	565,412
	Tae Kwang Industrial Co., Ltd.	2,881	1,853,119
	Tae Kyung Industrial Co., Ltd.	63,000	187,899
	Tae Young Corp.	16,270	1,145,053
	Taegu Department Store Co., Ltd.	19,941	356,754
	Tai Han Electric Wire Co., Ltd.	95,477	1,883,305
	Tai Lim Packaging Industries Co., Ltd.	4,380	23,640
*	The Will-Bes & Co., Ltd.	10,640	32,074
*	Tong Kook Corp.	607	977
*	Tong Yang Major Corp.	24,960	152,640
	Tong Yang Moolsan Co., Ltd.	4,560	24,671
	Tongil Heavy Industries Co., Ltd.	160,770	229,407
	TS Corp.	3,881	107,841
	Union Steel Manufacturing Co., Ltd.	21,297	620,060
	Wiscom Co., Ltd.	22,000	89,975
	Woongjin.Com Co., Ltd.	78,940	979,968
	Woori Investment & Securities Co., Ltd.	246,950	5,840,801

10

*	Yoosung Enterprise Co., Ltd.	37,800	156,968
	Youlchon Chemical Co., Ltd.	47,300	504,202
*	Young Poong Mining & Construction Corp.	18,030	1,021
	Youngbo Chemical Co., Ltd.	33,000	77,206
	Youngone Corp.	108,650	472,749
	Youngpoong Corp.	2,710	491,741
	Yuhwa Securities Co., Ltd.	17,000	273,262
*	Zinus, Inc.	9,330	7,206
TOTAL COMMON STOCKS			323,375,019

RIGHTS/WARRANTS — (0.0%)
*	Dongbuanam Semiconductor, Inc. Rights 03/08/06	259,572	136,335

TOTAL — SOUTH KOREA			323,511,354

TAIWAN — (10.6%)
COMMON STOCKS — (10.6%)
*	A.G.V. Products Corp.	1,053,000	211,741
*	Abit Computer Co., Ltd.	835,498	16,993
*	Abocom Systems, Inc.	265,000	66,713
*	Acbel Polytech, Inc.	120,000	55,068
*	Accton Technology Corp.	1,621,000	850,411
	Allis Electric Co., Ltd.	86,320	14,316
*	Ampoc Far East Co., Ltd.	303,000	106,039
	Amtran Technology Co., Ltd.	1,669,385	1,042,521
*	Apex Science & Engineering Corp.	103,000	11,375
*	Arima Computer Corp.	4,196,000	959,654
	Asia Cement Corp.	10,303,484	6,795,070
	Asia Chemical Corp.	529,000	151,931
	Asia Polymer Corp.	644,489	253,068
	Asia Vital Components Co., Ltd.	238,322	113,778
*	Askey Computer Co., Ltd.	781,514	312,326
	Aurora Corp.	448,650	250,788
	Aurora Systems Corp.	157,000	61,310
	Avision, Inc.	242,503	192,261
	Bank of Kaohsiung Co., Ltd.	1,769,622	840,887
*	Behavior Tech Computer Corp.	544,000	240,266
	Bes Engineering Corp.	4,315,089	528,166
*	Carnival Industrial Corp.	936,000	133,517
	Cathay Chemical Works, Inc.	314,000	77,533
*	Cathay Real Estate Development Co., Ltd.	4,872,421	2,352,274
*	Central Insurance Co., Ltd.	574,020	272,863
	Central Reinsurance Co., Ltd.	760,614	268,901
*	Chain Qui Development Co., Ltd.	260,000	69,492
	Chang Hwa Commercial Bank	16,948,459	9,714,089
*	Chang-Ho Fibre Corp.	192,000	75,655
*	Charoen Pokphand Enterprises Co., Ltd.	96,000	12,082
	Cheng Loong Corp.	3,038,480	947,506
*	Chenming Mold Industrial Corp.	156,000	61,888
*	Chia Her Industrial Co., Ltd.	461,340	33,681
*	Chia Hsin Cement Corp.	2,482,000	953,430
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	812,250	51,610

11

	Chia-I Industrial Co., Ltd.	1,304,000	208,748
*	Chien Shing Stainless Steel Co., Ltd.	711,000	161,827
*	Chien Tai Cement Co., Ltd.	282,238	4,510
	China Airlines	16,308,248	7,271,679
	China Chemical & Pharmaceutical Co.	845,264	268,590
*	China Development Financial Holding Corp.	35,088,000	13,434,934
	China Electric Manufacturing Co., Ltd.	1,020,000	528,939
*	China General Plastics Corp.	1,163,000	296,065
*	China Glaze Co., Ltd.	54,000	10,140
*	China Life Insurance Co., Ltd.	1,148,763	409,257
	China Man-Made Fiber Co., Ltd.	4,685,813	1,155,944
	China Metal Products Co., Ltd.	451,000	362,371
	China Motor Co., Ltd.	5,986,570	6,723,640
*	China Petrochemical Development Corp.	4,729,000	1,079,733
*	China Rebar Co., Ltd.	828,658	53,175
	China Steel Structure Co., Ltd.	178,219	70,234
	China Synthetic Rubber Corp.	1,237,890	489,351
*	China United Trust & Investment Corp.	534,289	51,771
*	China Wire & Cable Co., Ltd.	379,000	52,958
	Chinatrust Financial Holdings Co., Ltd.	289,901	243,161
*	Ching Feng Home Fashions Industries Co., Ltd.	193,000	51,089
	Chin-Poon Industrial Co., Ltd.	1,008,451	618,424
*	Chun Yu Works & Co., Ltd.	230,000	53,582
	Chun Yuan Steel Industrial Co., Ltd.	1,350,655	623,590
	Chung Hsin Electric & Machinery Co., Ltd.	858,000	500,174
	Chung Hwa Pulp Corp.	1,685,419	625,648
*	Chung Shing Textile Co., Ltd.	228,600	2,889
	Chungwa Picture Tubes Co., Ltd.	25,458,045	6,611,185
	Clevo Co.	1,797,990	510,438
*	CMC Magnetics Corp.	10,846,000	3,431,977
	Collins Co., Ltd.	813,319	250,288
	Compal Electronics, Inc.	2,202,190	2,048,382
*	Compeq Manufacturing Co., Ltd.	1,846,000	831,137
*	Compex International Co. Ltd.	46,400	286
	Continental Engineering Corp.	2,955,193	1,245,475
*	Cosmos Bank Taiwan	6,644,000	2,872,632
	CTCI Corp.	1,808,645	868,378
	Cyntec Co., Ltd.	36,120	31,076
*	Da-Cin Construction Co., Ltd.	573,190	136,570
*	Delpha Construction Co., Ltd.	228,044	32,895
	Der Pao Construction Co., Ltd.	885,000	84,352
	Diamond Flower Electric Instrument Co., Ltd.	65,280	74,073
*	Eclat Textile Co., Ltd.	219,144	100,061
	Edom Technology Co., Ltd.	68,000	38,266
	Elan Microelectronics Corp.	985,429	453,738
*	Elite Material Co., Ltd.	97,650	41,217
	Elite Semiconductor Memory Technology, Inc.	227,000	247,398
*	Elitegroup Computer Systems Co., Ltd.	1,525,250	967,250
*	Enlight Corp.	872,000	268,819
*	EnTie Commercial Bank	5,177,474	1,482,852
*	ET Internet Technology Corp.	2,478,491	699,552
	Eten Information Systems, Ltd.	338,000	215,935
	Eternal Chemical Co., Ltd.	1,734,500	2,072,660
	Eva Airways Corp.	16,403,783	6,517,353

12

*	Ever Fortune Industrial Co., Ltd.	409,000	4,159
	Everest Textile Co., Ltd.	1,597,820	255,979
	Evergreen International Storage & Transport Corp.	3,637,000	1,424,987
	Evergreen Marine Corp., Ltd.	7,857,502	5,086,927
	Everlight Chemical Industrial Corp.	739,950	233,109
*	Everspring Industry Co., Ltd.	815,180	146,718
	Far East Textile, Ltd.	16,291,942	11,991,047
	Far Eastern Department Stores, Ltd.	3,794,550	1,916,297
	Far Eastern International Bank	876,752	382,745
	Federal Corp.	1,147,650	487,435
	Feng Hsin Iron & Steel Co., Ltd.	333,000	277,125
*	FIC Global, Inc.	640,080	70,500
	First Copper Technology Co., Ltd.	871,750	260,972
	First Financial Holding Co., Ltd.	3,224,550	2,484,993
	First Hotel	373,322	252,333
*	First Steamship Co., Ltd.	728,000	152,109
	Formosa Taffeta Co., Ltd.	6,346,580	3,267,812
	Formosan Rubber Group, Inc.	1,348,000	541,169
*	Formosan Union Chemical Corp.	206,961	70,622
*	Fortune Electric Co., Ltd.	354,000	96,807
*	Fu I Industrial Co., Ltd.	264,000	62,377
	Fuh-Hwa Financial Holding Co., Ltd.	9,699,422	3,664,810
*	Fwuson Industry Co., Ltd.	302,000	44,230
*	G.T.M. Corp.	337,000	118,323
*	Gem Terminal Industries Co., Ltd.	226,000	95,162
*	Giga Storage Corp.	1,160,898	178,757
	Giga-Byte Technology Co., Ltd.	2,056,287	1,732,239
	Gold Circuit Electronics, Ltd.	1,421,805	817,944
*	Goldsun Development & Construction Co., Ltd.	3,108,640	800,874
	Good Will Instrument Co., Ltd.	95,000	47,265
*	Grand Pacific Petrochemical Corp.	1,839,000	422,728
*	Grape King, Inc.	245,000	64,990
	Great China Metal Industry Co., Ltd.	865,000	358,648
	Great Wall Enterprise Co., Ltd.	1,124,980	369,910
	Hanpin Co., Ltd.	115,000	52,022
*	Helix Technology, Inc.	158,211	13,779
	Hey Song Corp.	944,000	258,735
*	Hitron Technologies, Inc.	233,000	56,393
*	Ho Tung Holding Corp.	1,495,628	299,285
*	Hocheng Corp.	1,015,000	203,659
*	Hold-Key Electric Wire & Cable Co., Ltd.	474,000	89,372
*	Hong Ho Precision Textile Co., Ltd.	93,889	6,865
	Hong Tai Electric Industrial Co., Ltd.	935,000	324,042
	Hsin Kuang Steel Co., Ltd.	622,000	326,898
	Hsinchu International Bank	1,777,417	967,892
	Hsing Ta Cement Co., Ltd.	376,980	104,451
	Hua Eng Wire & Cable Co., Ltd.	1,342,035	217,883
	Hua Nan Financial Holding Co., Ltd.	86,428	61,002
*	Hualon Corp.	257,040	8,555
*	Hung Ching Development & Construction Co., Ltd.	303,468	56,254
	Hung Poo Construction Corp.	889,000	627,869
*	Hung Sheng Construction Co., Ltd.	1,274,000	807,383
	Inventec Corp.	5,557,416	3,387,915
	Jui Li Enterprise Co., Ltd.	355,000	101,503

13

	Jung Shing Wire Co., Ltd.	123,000	27,342
	Kang Na Hsiung Co., Ltd.	663,127	270,860
*	Kao Hsing Chang Iron & Steel Corp.	971,000	183,353
*	Kee Tai Properties Co., Ltd.	749,000	161,833
	Kendra Rubber Industrial Co., Ltd.	1,090,000	471,043
	King Yuan Electronics Co., Ltd.	1,603,394	1,350,654
*	Kingdom Construction Co., Ltd.	975,000	221,066
	Kinpo Electronics, Inc.	4,315,902	1,655,052
	Knowledge-Yield-Excellence Systems Corp.	402,135	326,600
*	Kung Long Batteries Industrial Co., Ltd.	173,000	73,614
*	Kuoyang Construction Co., Ltd.	402,029	113,888
*	Kwong Fong Industries Corp.	1,786,000	200,310
	Lan Fa Textile Co., Ltd.	668,915	110,716
*	Lead Data Co., Ltd.	444,140	65,001
*	Leadtek Research, Inc.	340,493	118,239
*	Lealea Enterprise Co., Ltd.	1,680,000	162,142
	Lee Chang Yung Chemical Industry Corp.	857,501	603,730
*	Lee Chi Enterprises Co., Ltd.	937,900	172,165
*	Lelon Co., Ltd.	132,118	55,287
*	Leofoo Development Co., Ltd.	1,118,000	619,606
	Les Enphants Co., Ltd.	153,146	94,452
*	Li Peng Enterprise Co., Ltd.	1,789,000	296,193
	Li Shin International Enterprise Corp.	224,496	176,505
*	Lien Chang Electronic Enterprise Co., Ltd.	184,000	63,931
	Lien Hwa Industrial Corp.	1,985,000	723,742
	Lingsen Precision Industries, Ltd.	761,320	240,161
	Long Bon Development Co., Ltd.	884,943	389,158
	Long Chen Paper Co., Ltd.	1,129,000	270,736
	Lucky Cement Corp.	1,002,000	217,152
*	Lung Hwa Electronics Corp.	163,000	30,431
*	Macronix International Co., Ltd.	14,678,000	1,899,105
	Mayer Steel Pipe Corp.	420,000	214,086
*	Maywufa Co., Ltd.	183,000	56,629
	Mega Financial Holding Co., Ltd.	18,530,000	14,055,459
*	Megamedia Corp.	782	6
	Meiloon Co., Ltd.	35,000	23,400
	Mercuries & Associates, Ltd.	967,980	197,066
*	Mercuries Data Co., Ltd.	427,800	84,105
	Merida Industry Co., Ltd.	181,260	113,855
*	Microelectronics Technology, Inc.	1,193,000	334,327
	Micro-Star International Co., Ltd.	2,187,542	1,237,849
*	Microtek International, Inc.	429,062	52,195
	Mobiletron Electronics Co., Ltd.	90,000	47,585
	Mospec Seminconductor Corp.	108,000	41,626
*	Mustek Systems, Inc.	697,514	105,345
*	Namchow Chemical Industrial Co., Ltd.	164,057	24,851
*	Nankang Rubber Tire Co., Ltd.	104,312	127,353
	Nantex Industry Co., Ltd.	580,090	227,847
	Nanya Technology Co., Ltd.	12,984,000	7,674,362
*	New Asia Construction & Development Co., Ltd.	586,000	54,046
	Nien Hsing Textile Co., Ltd.	1,313,000	849,275
	Ocean Plastics Co., Ltd.	134,400	42,828
*	Opto Tech Corp.	964,000	314,564
*	Orient Semiconductor Electronics, Ltd.	648,713	79,259

14

*	Pacific Construction Co., Ltd.	1,483,256	83,799
*	Pacific Electric Wire & Cable Corp.	1,873,020	30,014
	Pan Jit International, Inc.	172,893	85,223
*	Phihong Technology Co., Ltd.	468,283	268,142
*	Picvue Electronics, Ltd.	604,000	31,188
*	Potrans Electrical Corp.	632,000	136,380
*	Primax Electronics, Ltd.	1,377,744	482,890
*	Prince Housing & Development Corp.	1,808,987	479,815
*	Procomp Informatics, Ltd.	391,440	0
*	Prodisc Technology, Inc.	2,794,157	380,207
	Quanta Display, Inc.	13,676,000	4,573,605
	Radium Life Tech Corp.	338,376	136,151
	Ralec Electronic Corp.	180,933	100,875
	Realtek Semiconductor Corp.	1,432,200	1,570,406
*	Rectron, Ltd.	78,300	8,059
	Rexon Industrial Corp., Ltd.	218,820	52,966
*	Ritek Corp.	6,951,518	2,203,547
*	Ruentex Development Co., Ltd.	2,897,000	647,855
*	Ruentex Industries, Ltd.	1,495,000	512,621
*	Sampo Corp.	3,749,850	461,814
	San Fang Chemical Industry Co., Ltd.	207,280	112,205
	Sanyang Industrial Co., Ltd.	2,639,000	956,698
	Sanyo Electric Co., Ltd.	577,000	297,448
	SDI Corp.	551,483	246,913
	Sheng Yu Steel Co., Ltd.	915,000	708,771
	Shihlin Electric & Engineering Corp.	1,574,000	1,190,712
*	Shihlin Paper Corp.	524,000	362,255
	Shinkong Co., Ltd.	803,809	327,427
*	Shinkong Synthetic Fibers Co., Ltd.	3,703,000	643,581
	Shinung Corp.	674,700	110,149
	Shuttle, Inc.	682,223	230,193
*	Sin Yih Ceramic Co., Ltd.	211,000	38,544
	Sincere Navigation Corp.	382,052	374,443
*	Sinkong Spinning Co., Ltd.	775,000	279,731
	SinoPac Holdings Co., Ltd.	13,190,809	6,978,045
	Sintek Photronics Corp.	3,550,182	1,035,110
	Siward Crystal Technology Co., Ltd.	251,868	143,114
*	Solomon Technology Corp.	822,000	146,537
	South East Soda Manufacturing Co., Ltd.	404,000	130,407
	Southeast Cement Co., Ltd.	1,245,700	240,445
*	Space Shuttle Hi-Tech Co., Ltd.	595,000	51,782
	Standard Foods Taiwan, Ltd.	992,000	411,437
	Stark Technology, Inc.	320,000	131,368
	Sunonwealth Electric Machine Industry Co., Ltd.	485,460	200,799
*	Systex Corp., Ltd.	2,772,341	761,338
	Ta Chen Stainless Pipe Co., Ltd.	957,996	527,183
*	Ta Chong Bank, Ltd.	6,609,906	1,630,490
*	Ta Jung Transportation Co., Ltd.	1,290,000	277,954
	Ta Ya Electric Wire & Cable Co., Ltd.	981,515	242,323
	Tah Hsin Industrial Corp.	410,000	141,219
	Ta-I Technology Co., Ltd.	237,272	168,161
*	Taichung Commercial Bank	4,946,000	1,017,547
	Tainan Business Bank	1,487,012	471,743
	Tainan Spinning Co., Ltd.	5,271,000	994,794

15

	Taishin Financial Holdings Co., Ltd.	9,217,000	5,599,743
	Taita Chemical Co., Ltd.	410,690	94,602
*	Taitung Business Bank	163,395	22,081
*	Taiwan Business Bank	17,622,412	4,282,426
	Taiwan Cement Corp.	11,878,751	8,951,854
*	Taiwan Cooperative Bank	704,000	404,793
	Taiwan Fire & Marine Insurance Co., Ltd.	921,320	429,655
*	Taiwan Flourescent Lamp Co., Ltd.	305,000	103,728
	Taiwan Glass Ind. Corp.	3,721,485	2,928,097
	Taiwan Hon Chuan Enterprise Co., Ltd.	547,070	349,826
*	Taiwan Kolin Co., Ltd.	1,709,000	469,559
	Taiwan Mask Corp.	981,000	459,908
	Taiwan Navigation Co., Ltd.	631,825	346,398
	Taiwan Polypropylene Co., Ltd.	815,000	457,192
*	Taiwan Pulp & Paper Corp.	847,000	158,375
	Taiwan Sakura Corp.	623,958	118,006
	Taiwan Sogo Shinkong Security Co., Ltd.	586,414	431,303
	Taiwan Styrene Monomer Corp.	1,458,000	660,196
*	Taiwan Tea Corp.	2,980,381	446,756
*	Taiyen Biotech Co., Ltd.	334,000	203,608
*	Tatung Co., Ltd.	9,309,000	2,290,684
*	Tay-Shan Enterprises Co., Ltd.	830,766	144,296
*	Teapo Electronic Corp.	1,213,670	238,745
*	Teco Electric & Machinery Co., Ltd.	6,243,834	1,923,982
	Tecom, Ltd.	795,753	325,397
	Test-Rite International Co., Ltd.	98,932	68,286
	The Ambassador Hotel	605,000	496,790
*	The Chinese Bank	4,846,000	487,835
*	The Farmers Bank of China	4,749,160	1,190,549
	The First Insurance Co., Ltd.	501,224	174,715
	Thye Ming Industrial Co., Ltd.	164,000	119,360
	Ton Yi Industrial Corp.	5,139,810	998,744
	TSRC Corp.	1,760,000	1,068,688
	Tung Ho Steel Enterprise Corp.	2,688,555	1,779,642
*	Twinhead International Corp.	890,017	100,436
	TYC Brother Industrial Co., Ltd.	462,320	288,394
	Tycoons Group Enterprise Co., Ltd.	968,000	155,720
*	Ulead Systems, Inc.	66,000	37,878
*	Union Bank of Taiwan	5,549,577	1,455,138
*	Union Insurance Co., Ltd.	1,523,575	276,060
	Uni-President Enterprises Corp.	12,321,130	7,001,689
	Unitech Printed Circuit Board Corp.	1,108,475	442,772
	United Microelectronics Corp.	32,824,183	19,142,292
*	Universal Cement Corp.	1,276,549	394,284
*	Universal Microelectronics Co., Ltd.	304,010	122,005
	Universal Scientific Industrial Co., Ltd.	2,081,392	681,879
*	Universal, Inc.	254,000	108,639
	UPC Technology Corp.	2,608,796	811,701
	USI Corp.	2,258,000	614,412
	U-TECH Media Corp.	743,799	144,335
*	Ve Wong Corp.	177,000	60,935
*	Via Technologies, Inc.	2,917,402	1,680,457
*	Visual Photonics Epitacy Co., Ltd.	86,000	37,807
	Walsin Lihwa Corp.	11,367,412	3,696,873

16

	Walsin Technology Corp., Ltd.	833,126	730,945
	Wan Hwa Enterprise Co., Ltd.	733,801	312,006
	Waterland Financial Holdings	7,253,000	2,360,781
*	Wei Chih Steel Industrial Co., Ltd.	211,898	26,862
*	Wei Chuan Food Corp.	420,000	114,109
	Weltrend Semiconductor, Inc.	298,000	108,138
*	Winbond Electronics Corp.	14,456,000	4,403,797
*	WPG Holdings Co., Ltd.	958,985	283,701
	Wus Printed Circuit Co., Ltd.	1,317,928	540,334
*	Yageo Corp.	7,011,840	2,658,893
	Yang Ming Marine Transport Corp.	5,786,058	3,540,883
	Yeung Cyang Industrial Co., Ltd.	319,000	208,651
*	Yi Jinn Industrial Co., Ltd.	1,328,000	130,736
	Yieh Phui Enterprise Co., Ltd.	3,843,601	1,567,629
	Yosun Industrial Corp.	702,997	327,382
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	5,017,461	1,916,941
	Yulon Motor Co., Ltd.	5,933,271	6,095,339
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	1,000	1,170
	Yung Shin Pharmaceutical Industrial Co., Ltd.	281,400	255,693
	Yung Tay Engineering Co., Ltd.	1,322,000	742,715
	Zig Sheng Industrial Co., Ltd.	1,084,596	199,735
TOTAL COMMON STOCKS			314,894,103

RIGHTS/WARRANTS — (0.0%)
*	EnTie Commercial Bank Rights 03/17/06	704,291	0

TOTAL — TAIWAN			314,894,103

MEXICO — (8.1%)
COMMON STOCKS — (8.1%)
	Alfa S.A. de C.V. Series A	5,405,364	28,696,162
*	Cintra S.A. de C.V.	85,000	28,725
*	Consorcio Hogar S.A. de C.V. Series B	540,200	180,496
	Controladora Comercial Mexicana S.A. de C.V. Series B	7,880,200	14,218,213
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	1,643,586	3,295,017
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	3,689	718
	Corporativo Fragua S.A. de C.V. Series B	70	374
*	Desc S.A. de C.V. Series B	1,747,367	2,135,207
	El Puerto de Liverpool S.A. de C.V. Series 1	20,000	48,687
	El Puerto de Liverpool S.A. de C.V. Series C1	328,600	785,817
	Embotelladora Arca S.A. de C.V., Mexico	304,200	723,110
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,733
*	Empresas ICA S.A. de C.V	3,228,700	9,755,452
	Fomento Economico Mexicano S.A. de C.V. Series B & D	488,000	4,216,134
	Gruma S.A. de C.V. Series B	3,347,050	10,707,365
	Grupo Carso S.A. de C.V. Series A-1	13,173,051	33,099,256
	Grupo Cementos de Chihuahua S.A. de C.V.	2,692,992	8,221,660
	Grupo Continental S.A. de C.V.	1,444,500	2,461,511
	Grupo Corvi S.A. de C.V. Series L	284,000	80,523
	Grupo Financiero Inbursa S.A. de C.V. Series O	6,727,615	10,532,972
*	Grupo Gigante S.A. de C.V. Series B	324,076	225,538

17

*	Grupo Herdez S.A. de C.V.	319,000	289,308
	Grupo Industrial Maseca S.A. de C.V. Series B	2,771,700	1,931,590
	Grupo Industrial Saltillo S.A. de C.V.	1,246,869	1,499,814
*	Grupo Iusacell S.A. de C.V.	143,500	427,555
*	Grupo Nutrisa S.A. de C.V.	428	409
	Grupo Posadas S.A. de C.V. Series L	356,000	322,864
*	Grupo Qumma S.A. de C.V. Series B	5,301	91
*	Grupo Tribasa S.A. de C.V.	152,065	0
*	Impulsora del Desarrollo Economico de America Latina S.A. de C.V.	6,727,615	8,458,491
	Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)	411,800	1,316,974
	Industrias Penoles S.A. de C.V.	1,277,400	8,133,898
*	Industrias S.A. de C.V. Series B	2,361,452	5,342,856
*	Jugos del Valle S.A. de C.V. Series B	213,600	458,807
	Nueva Grupo Mexico S.A. de C.V. Series B	21,343,635	54,708,983
*	Organizacion Soriana S.A. de C.V. Series B	5,249,700	23,254,041
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	1,049
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	1,547
*	Savia S.A. de C.V.	3,457,285	688,321
*	US Commercial Corp. S.A. de C.V.	271,000	78,907
	Vitro S.A. de C.V.	2,699,100	3,014,746

TOTAL — MEXICO			239,350,921

BRAZIL — (7.5%)

PREFERRED STOCKS — (5.6%)
	Acesita SA	413,076	6,399,906
	Bradespar SA	5,702	191,185
	Brasil Telecom Participacoes SA	1,984,088	15,725
	Braskem SA Preferred A	1,041,200	8,943,484
	Centrais Electricas de Santa Catarina SA - CELESC Series B	3,081,000	2,437,523
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	146,540,000	6,210,784
	Companhia Brasileira de Petroleo Ipiranga SA	293,800	4,634,942
	Companhia Cia Tecidos Norte de Minas	21,607,500	2,411,574
	Confab Industrial SA	1,800,000	3,466,918
	Distribuidora de Produtos de Petroleo Ipiranga SA	8,000	175,182
	Duratex SA	402,550	7,298,411
	Embraco SA	437,300	144,153
*	Embratel Participacoes SA	1,389,166	3,546
	Forjas Taurus SA	254,000	248,797
	Gerdau SA	815,028	18,806,862
	Globex Utilidades SA	34,076	232,683
	Industrias Romi SA	9,200	376,925
*	Inepar Industria e Construcoes SA	7,896	28,817
	Investimentos Itau SA	5,388,166	23,470,937
	Klabin SA	1,107,000	2,606,546
	Magnesita SA Series A	132,900,000	898,100
	Marcopolo SA	370,800	1,135,013
	Metalurgica Gerdau SA	595,200	16,668,963
*	Plascar Participacoes Industriais SA	6,900,000	29,179
	Polialden Petroquimica SA	780,000	227,741
	Ripasa SA Papel e Celulose	1,495,000	2,949,870

18

	Sadia SA	3,082,282	9,870,270
	Santista Textil SA	29,600	278,785
	Sao Paulo Alpargatas SA	37,800	1,602,072
	Suzano Bahia Sul Papel e Celullose SA	519,431	3,537,072
	Suzano Petroquimica SA	545,905	1,200,554
	Tele Celular Sul Participacoes SA	951,707,394	3,692,992
*	Tele Leste Celular Participacoes SA	35	676
	Tele Norte Celular Participacoes SA	1,390,958	400
	Tele Norte Leste Participacoes SA	7,538	143,767
	Telemar Norte Leste SA	545,000	16,092,065
	Telemig Celular Participacoes SA	1,422,616	4,020
*	Telesp Celular Participacoes SA	754	3,853
	Uniao des Industrias Petroquimicas SA Series B	2,584,454	2,592,365
	Unibanco-Uniao de Bancos Brasileiros Units SA	135,500	2,373,723
	Usinas Siderurgicas de Minas Gerais SA Series A	264,325	8,713,327
	Vale do Rio Doce Series B	239,144	0
	Votorantim Celulose e Papel SA	392,000	5,999,529
TOTAL PREFERRED STOCKS			166,119,236

COMMON STOCKS — (1.9%)
	Arcelor Brasil SA	1,751,487	26,377,468
	Avipal SA Avicultura e Agropecua	12,500,000	55,274
	Brasil Telecom Participacoes SA	51,256,779	642,067
	Companhia Siderurgica Nacional SA	931,400	28,045,075
*	Embratel Participacoes SA	50,000,000	129,503
	Eternit SA	89,000	354,156
	Tele Celular Sul Participacoes SA	98,247,830	403,910
	Tele Centro Oeste Celular Participacoes SA	16,764	315,702
*	Tele Leste Celular Participacoes SA	1,288	30,024
*	Tele Norte Celular Participacoes SA	50,064,513	32,300
	Tele Norte Leste Participacoes SA	51,468	1,352,444
	Telemig Celular Participacoes SA	51,793,284	256,101
TOTAL COMMON STOCKS			57,994,024

TOTAL — BRAZIL			224,113,260

TURKEY — (6.7%)
COMMON STOCKS — (6.7%)
	Adana Cimento Sanayi Ticaret A.S.	299,788	347,045
	Akbank T.A.S.	3,293,434	33,339,062
*	Akenerji Elektrik Uretim A.S.	216,113	965,562
	Aksa Akrilik Kimya Sanayii A.S.	148,490	1,392,521
	Aksigorta A.S.	10,975	115,337
	Alarko Carrier Sanayii ve Ticaret A.S.	40,047	671,082
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	87,865	184,419
*	Anadolu Anonim Turk Sigorta Sirketi A.S.	675,177	2,422,590
	Anadolu Cam Sanayii A.S.	561,694	2,939,346
*	Ayen Enerji A.S.	473,652	1,328,142
	Bagfas Bandirma Gubre Fabrikalari A.S.	11,130	469,680
*	Bati Anabolu Cimento A.S.	255,022	1,615,337
	Bolu Cimento Sanayii A.S.	557,470	1,469,492
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	1,051,951

19

	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	639,561
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	684,744
	Cimsa Cimento Sanayi ve Ticaret A.S.	480,369	3,934,089
*	Dardanel Onentas Gida Sanayii A.S.	16,183	20,062
*	Dogan Sirketler Grubu Holding A.S.	3,007,361	15,920,836
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	63,360	127,035
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	1,283,905
	Eregli Demir ve Celik Fabrikalari Turk A.S.	1,995,394	13,389,918
*	Finansbank A.S.	2,971,499	16,270,805
*	Goldas Kuyumculuk Sanayi A.S.	327,200	442,368
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,302,551
	Gubre Fabrikalari Ticaret A.S.	29,241	85,723
	Gunes Sigorta A.S.	309,093	1,071,378
	Ihlas Holding A.S.	319,654	203,774
*	Izmir Demir Celik Sanayii A.S.	230,946	568,869
	Izocam Ticaret Ve Sanayi A.S.	27,299	271,847
	Karton Sanayi ve Ticaret A.S.	1,000	130,997
	Kordsa Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.	414,951	2,162,528
*	Kutahya Porselen Sanayii A.S.	7,076	205,609
	Mardin Cimento Sanayii ve Ticaret A.S.	163,450	1,168,043
*	Marshall Boya ve Vernik Sanayii A.S.	17,490	423,072
*	Medya Holdings A.S.	33,508	175,955
*	Menderes Tekstil Sanayi ve Ticaret A.S.	347,650	313,536
*	Net Turizm Ticaret ve Sanayi A.S.	185,098	175,937
	Nortel Networks Netas Telekomuenikasyon A.S.	24,805	881,905
	Otobus Karoseri Sanayi A.S.	98,162	1,044,569
	Pinar Entegre et ve Un Sanayii A.S.	51,591	113,961
	Pinar Sut Mamulleri Sanayii A.S.	58,424	267,439
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,522
*	Sabah Yayincilik A.S.	31,938	92,363
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	247,799	630,017
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	1,444,814
*	Tat Konserve Sanayii A.S.	175,295	373,027
*	Tekstil Bankasi A.S.	593,043	1,453,635
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	352,161
	Tofas Turk Otomobil Fabrikasi A.S.	605,547	2,000,396
	Trakya Cam Sanayii A.S.	1,227,824	5,322,445
	Turk Demir Dokum Fabrikalari A.S.	166,949	1,548,066
*	Turk Dis Ticaret Bankasi A.S.	2,104,055	11,963,762
	Turk Pirelli Kablo ve Sistemleri A.S.	39,312	146,566
	Turk Sise ve Cam Fabrikalari A.S.	2,182,218	10,251,568
*	Turkiye Garanti Bankasi A.S.	4,833,512	21,739,411
	Turkiye Is Bankasi A.S.	2,232,528	21,081,168
	Ulker Gida Sanayi ve Ticaret A.S.	125,705	539,415
*	Unye Cimento Sanayi ve Ticaret A.S.	20,978	82,111
	USAS Ucak Servisi A.S.	20,520	137,686
*	Vestel Elektronik Sanayi ve Ticaret A.S.	223,134	969,482
*	Yapi ve Kredi Bankasi A.S.	1,405,653	8,222,376
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	18,345	44,539

TOTAL — TURKEY			199,991,113

20

MALAYSIA — (5.2%)
COMMON STOCKS — (5.2%)
*	A&M Realty Berhad	213,550	83,188
	ACP Industries Berhad	512,000	104,634
*	Advance Synergy Berhad	641,000	32,662
	Advanced Synergy Capital Berhad	153,500	17,452
	Affin Holdings Berhad	7,359,600	3,162,191
	Aluminum Co. of Malaysia Berhad	250,000	99,224
*	AMBD Berhad	1,990,900	66,889
	AmInvestment Group Berhad	994,468	441,141
	AMMB Holdings Berhad	5,401,544	3,858,573
*	Ancom Berhad	393,750	75,907
	Ann Joo Resources Berhad	1,235,100	332,623
*	Antah Holding Berhad	306,000	19,768
	APM Automotive Holdings Berhad	849,100	545,636
	Apollo Food Holdings Berhad	198,400	126,621
*	Arab Malaysia Corp. Berhad	2,000,000	700,273
*	Asas Dunia Berhad	524,700	98,465
*	Asia Pacific Land Berhad	1,349,000	130,809
	Asiatic Development Berhad	3,959,500	3,171,189
	Avenue Assets Berhad	3,707,500	727,751
	Ayer Hitam Planting Syndicate Berhad	27,000	16,325
	Bandar Raya Developments Berhad	2,459,300	658,996
	Batu Kawan Berhad	1,034,500	2,226,593
*	Berjaya Capital Berhad	614,136	146,716
*	Berjaya Corp. Berhad	1,822,980	63,792
*	Berjaya Corp. Berhad	34,838,582	609,558
*	Berjaya Land Berhad	3,934,800	581,796
	Bernas Padiberas Nasional Berhad	2,476,800	1,019,619
	Bimb Holdings Berhad	1,029,800	337,630
	Bina Darulaman Berhad	118,000	26,372
	Binaik Equity Berhad	149,800	29,728
	Bolton Properties Berhad	1,107,100	216,763
	Boustead Holdings Berhad	3,078,700	1,573,916
	Boustead Properties Berhad	343,700	286,484
	Bumiputra-Commerce Asset Holdings Berhad	1,104,000	1,632,635
	Cahya Mata Sarawak Berhad	1,008,800	254,369
	Chemical Co. of Malaysia Berhad	311,000	229,700
	Chin Teck Plantations Berhad	296,600	402,942
	Choo Bee Metal Industries Berhad	235,700	89,971
*	Compugates Holdings Berhad	5,000	2,396
*	Cosway Corp. Berhad	854,100	205,410
*	Country Heights Holdings Berhad	174,000	29,604
	Courts Mammoth Berhad	1,280,000	410,391
	Cycle & Carriage Bintang Berhad	249,800	156,134
*	Damansara Realty Berhad	391,000	11,613
*	Datuk Keramik Holdings Berhad	127,000	1,538
	Dijaya Corp. Berhad	612,100	130,121
	Diversified Resources Berhad	6,126,600	2,272,383
	DNP Holdings Berhad	166,000	27,206
	Eastern & Oriental Berhad	325,000	85,340
	Eastern Pacific Industrial Corp. Berhad	414,400	178,620
*	Econstates Berhad	327,900	42,627
	Edaran Otomobil Nasional Berhad	1,327,100	1,071,099
	Esso Malaysia Berhad	633,200	424,333

21

*	Europlus Berhad	567,800	46,350
*	Faber Group Berhad	170,300	16,743
	Far East Holdings Berhad	318,400	265,754
	Focal Aims Holdings Berhad	424,000	33,000
*	Fountain View Development Berhad	395,400	37,590
	Gamuda Berhad	1,822,700	1,735,571
	General Corp. Berhad	564,000	78,355
	Glomac Berhad	651,500	212,022
	Gold IS Berhad	1,287,600	416,708
	Golden Hope Plantations Berhad	4,290,400	4,917,361
	Golden Hope Plantations Berhad Series A	532,950	599,577
*	Golden Plus Holdings Berhad	201,000	26,031
*	Gopeng Berhad	273,900	34,327
*	Grand United Holdings Berhad	451,100	28,518
*	Gula Perak Berhad	729,750	35,128
	Guthrie Ropel Berhad	191,700	188,950
	Hap Seng Consolidated Berhad	1,499,200	754,704
	Highlands and Lowlands Berhad	3,550,100	4,027,276
*	HIL Industries Berhad	373,285	35,891
*	Ho Hup Construction Co. Berhad	175,100	22,232
*	Ho Wah Genting Berhad	369,000	17,243
	Hong Leong Credit Berhad	1,191,937	1,342,881
	Hong Leong Industries Berhad	708,000	605,594
	Hong Leong Properties Berhad	2,972,341	502,636
	Hume Industries (Malaysia) Berhad	389,967	401,799
	Hwang-DBS (Malaysia) Berhad	654,000	258,037
	IGB Corp. Berhad	8,443,900	2,585,658
	IJM Corp. Berhad	2,370,900	2,920,966
	IJM Plantations Berhad	204,400	64,365
*	Insas Berhad	1,680,000	126,803
	Integrated Logistics Berhad	324,000	151,325
	IOI Properties Berhad	13,600	30,393
	Island & Peninsular Berhad	2,119,623	815,884
*	Jaks Resources Berhad	479,000	64,886
	Jaya Tiasa Holdings Berhad	1,128,700	703,077
	Jerneh Asia Berhad	265,700	146,509
*	Johan Holdings Berhad	228,000	7,056
	Johor Port Berhad	1,549,900	1,001,419
	Johore Tenggara Oil Palm Berhad	464,000	163,618
	K & N Kenanga Holdings Berhad	1,454,300	205,041
	Keck Seng (Malaysia) Berhad	832,900	635,732
	Kedah Cement Holdings Berhad	1,058,307	1,535,781
*	Kejora Harta Berhad	601,000	65,893
	Kian Joo Can Factory Berhad	627,700	543,737
*	KIG Glass Industrial Berhad	260,000	2,437
	Kim Hin Industry Berhad	325,900	127,825
	Kim Loong Resources Berhad	113,000	36,057
*	KLCC Property Holdings Berhad	1,551,300	907,007
	KPJ Healthcare Berhad	478,600	206,083
	Kris Components Berhad	368,377	334,861
	Kuala Lumpur Kepong Berhad	3,820,500	9,557,333
*	Kub Malaysia Berhad	1,863,900	165,286
	Kulim Malaysia Berhad	1,295,725	975,641
*	Kumpulan Emas Berhad	1,268,000	40,966

22

*	Kwantas Corp. Berhad	123,000	131,727
*	Land & General Berhad	2,261,700	100,106
	Landmarks Berhad	1,637,000	396,458
*	Leader Universal Holdings Berhad	1,820,933	177,729
	Leong Hup Holdings Berhad	286,000	203,597
*	Lien Hoe Corp. Berhad	654,850	35,202
	Lingui Development Berhad	2,774,700	709,142
	Lion Diversified Holdings Berhad	2,683,300	2,832,538
	Lion Industries Corp. Berhad	3,771,381	702,991
	Malayan Cement Berhad	67,500	13,543
	Malaysia Building Society Berhad	263,000	45,184
	Malaysia Industrial Development Finance Berhad	5,266,200	1,485,018
	Malaysian Airlines System Berhad	405,000	327,396
*	Malaysian Bulk Carriers Berhad	274,600	168,541
	Malaysian Mosaics Berhad	1,968,000	885,421
	Malaysian National Reinsurance Berhad	949,800	981,116
	Malaysian Plantations Berhad	3,459,600	2,027,763
*	Malaysian Resources Corp. Berhad	2,117,000	324,202
	Maruichi Malaysia Steel Tube Berhad	479,000	120,440
	Matsushita Electric Co. (Malaysia) Berhad	294,980	748,722
	MBM Resources Berhad	349,933	266,051
*	Meda, Inc. Berhad	650,100	25,171
	Mega First Corp. Berhad	448,000	114,830
	Mentakab Rubber Co. (Malaya) Berhad	1,100	519
	Merge Housing Berhad	58,952	16,396
	Metro Kajang Holdings Berhad	535,333	120,225
*	Metroplex Berhad	817,000	13,165
	Mieco Chipboard Berhad	732,600	195,830
	MK Land Holdings Berhad	2,909,100	495,360
	MMC Corp. Berhad	6,727,400	3,949,431
	MTD Infraperdana Berhad	5,891,300	1,668,346
	Muda Holdings Berhad	706,000	59,878
	Muhibbah Engineering Berhad	321,600	63,502
*	MUI Properties Berhad	1,314,000	100,570
*	Mulpha International Berhad	6,934,500	1,313,919
*	Multi-Purpose Holdings Berhad	1,974,000	424,768
	Mutiara Goodyear Development Berhad	247,900	30,965
	MWE Holdings Berhad	458,000	81,465
	Mycron Steel Berhad	119,750	21,994
	Naluri Berhad	2,329,400	331,939
*	Nam Fatt Berhad	286,100	29,504
	Narra Industries Berhad	154,200	54,783
	NCB Holdings Berhad	2,363,700	1,589,755
	Negri Sembilan Oil Palms Berhad	167,600	115,898
	New Straits Times Press (Malaysia) Berhad	1,101,400	669,418
	Nylex (Malaysia) Berhad	109,750	28,315
	Oriental Holdings Berhad	2,837,416	3,145,445
	Oriental Interest Berhad	170,000	64,999
	OSK Holdings Berhad	3,278,418	1,165,523
	OSK Property Holdings Berhad	186,678	68,931
	Pacific & Orient Berhad	253,169	122,041
*	Pacificmas Berhad	55,900	90,213
*	Pan Malaysia Cement Works Berhad	1,271,800	144,849
*	Paracorp Berhad	252,000	6,133

23

	Paramount Corp. Berhad	203,900	113,551
	PBA Holdings Berhad	1,502,500	576,795
*	Pernas International Holdings Berhad	2,831,300	498,420
	Petaling Garden Berhad	871,000	333,999
	Petronas Dagangan Berhad	332,800	376,734
	Phileo Allied Berhad	2,929,100	3,356,213
*	Pilecon Engineering Berhad	210,000	4,488
	PJ Development Holdings Berhad	1,043,900	123,570
	PK Resources Berhad	25,000	3,581
	PPB Group Berhad	6,613,166	7,326,629
*	Premium Nutrients Berhad	513,100	25,974
*	Prime Utilities Berhad	46,000	5,522
*	Promet Berhad	140,000	0
	Proton Holdings Berhad	1,881,500	2,807,536
	Pulai Springs Berhad	159,800	59,008
	Ranhill Berhad	1,381,800	539,584
	RHB Capital Berhad	11,729,900	7,768,690
	Road Builders (Malaysia) Holdings Berhad	2,634,300	1,352,529
	Sapura Telecommunications Berhad	155,152	32,985
	Sarawak Enterprise Corp. Berhad	4,271,000	1,419,604
	Sarawak Oil Palms Berhad	139,500	70,278
	Scientex, Inc. Berhad	116,000	86,556
	Selangor Dredging Berhad	619,000	61,449
	Shangri-La Hotels (Malaysia) Berhad	706,000	258,363
	SHL Consolidated Berhad	943,700	293,356
*	Silverstone Corp. Berhad	8,690	346
	Sime Darby Berhad	355,980	593,721
*	Sime Engineering Services Berhad	222,000	53,013
*	South East Asia Lumber, Inc. Berhad	228,800	19,097
	Southern Acids (Malaysia) Berhad	44,000	21,072
	Southern Bank Berhad (Foreign)	1,854,950	2,024,961
	Southern Steel Berhad	521,000	114,841
	Store Corp. Berhad	124,630	90,126
	Subur Tiasa Holdings Berhad	438,600	320,235
*	Sumatec Resources Berhad	571,700	120,341
	Sunrise Berhad	1,309,100	597,344
	Sunway City Berhad	2,117,100	960,757
	Sunway Holdings, Inc. Berhad	1,622,300	200,571
	Suria Capital Holdings Berhad	1,181,600	170,768
	TA Enterprise Berhad	7,163,300	1,214,349
*	Talam Corp. Berhad	139,050	8,563
*	Tamco Corp. Holdings Berhad	219,500	21,604
	Tan Chong Motor Holdings Berhad	3,485,700	1,414,252
	Tekala Corp. Berhad	337,700	86,237
*	Time Dotcom Berhad	8,911,700	1,106,943
	Tiong Nam Transport Holdings Berhad	171,500	29,861
	Tradewinds (Malaysia) Berhad	782,900	528,949
*	Trengganu Development & Management Berhad	534,400	109,680
	Tronoh Mines Malaysia Berhad	508,500	481,774
	UAC Berhad	49,800	65,418
	UDA Holdings Berhad	875,200	469,599
	UEM World Berhad	5,673,800	709,688
	UMW Holdings Berhad	3,008,943	5,829,970
	Unico-Desa Plantations Berhad	2,705,000	345,101

24

	Union Paper Holdings Berhad	1,014,100	161,405
	Uniphone Telecommunications Berhad	286,800	28,324
	Unisem (M) Berhad	1,883,900	891,791
	United Malacca Rubber Estates Berhad	310,800	366,707
	United Plantations Berhad	821,200	1,569,528
*	Utama Banking Group Berhad	955,000	138,403
	VS Industry Berhad	285,500	99,349
	Warisan TC Holdings Berhad	109,850	47,820
	Worldwide Holdings Berhad	418,600	219,272
	WTK Holdings Berhad	619,400	656,488
	Yeo Hiap Seng (Malaysia) Berhad	296,100	158,833
	YTL Corp. Berhad	2,986,700	4,179,311
	Yu Neh Huat Berhad	748,600	255,628
TOTAL COMMON STOCKS			152,994,054

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	1,526,067	32,863
*	Malayan United Industries Berhad A2 08/03/13	1,526,067	28,755
TOTAL PREFERRED STOCKS			61,618

RIGHTS/WARRANTS — (0.0%)
*	Melewar Industrial Group Berhad Warrants 06/14/10	95,800	4,642
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	6,035
*	Sarawak Oil Palms Berhad Warrants 2010	23,250	3,755
TOTAL RIGHTS/WARRANTS			14,432

TOTAL — MALAYSIA			153,070,104

ISRAEL — (4.4%)
COMMON STOCKS — (4.4%)
*	Afcon Industries, Ltd.	2,102	9,613
	Albad Massuot Yitzhak, Ltd.	30,729	262,370
	American Israeli Paper Mills, Ltd.	23,254	1,033,739
*	Ashtrom Properties, Ltd.	171,400	80,279
	Azorim Investment Development & Construction Co., Ltd.	299,403	3,116,147
	Bank Hapoalim, Ltd.	7,678,458	35,140,806
	Bank Leumi Le-Israel	8,338,290	30,086,880
	Bank of Jerusalem, Ltd.	71,150	100,060
*	Baran Group, Ltd.	94,200	1,045,934
	Blue Square Chain Stores Properties & Investments, Ltd.	33,400	299,234
	CLAL Industries, Ltd.	773,796	3,577,197
*	Delta Galil Industries, Ltd.	105,248	665,573
	Discount Investment Corp.	130,152	2,702,862
*	Discount Mortgage Bank, Ltd.	3,611	436,897
	Elbit Medical Imaging, Ltd.	168,210	2,752,096
*	Electra (Israel), Ltd.	10,816	905,993
*	Electra Consumer Products	63,603	364,866
	Elron Electronic Industries, Ltd.	202,296	2,125,138
*	Feuchtwanger Investments 1984, Ltd.	10,500	27
*	First International Bank of Israel, Ltd.	550,597	1,124,855
*	First International Bank of Israel, Ltd. Par Value $0.05	294,660	3,035,559

25

	Formula Systems (1985), Ltd.	93,700	971,193
*	Formula Vision Technologies, Ltd.	1,953	1,348
*	Global Trade Centre Real Estate NV	3,052	16,889
*	Granite Hacarmel Investments, Ltd.	142,500	177,968
	IDB Development Corp., Ltd. Series A	217,003	5,583,758
	Industrial Building Corp., Ltd.	937,191	1,297,337
	Israel Cold Storage & Supply Co., Ltd.	7,000	47,485
	Israel Corp., Ltd. Series A	4,000	1,335,613
*	Israel Land Development Co., Ltd.	234,969	807,848
	Israel Petrochemical Enterprises, Ltd.	238,177	1,883,205
*	Israel Steel Mills, Ltd.	97,000	804
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	27,096	224,201
*	Kardan Israel, Ltd.	2,237	5,860
	Knafaim-Arkia Holdings, Ltd.	117,857	1,251,407
*	Koor Industries, Ltd.	125,769	5,858,212
	Leader Holding & Investments, Ltd.	166,882	312,135
*	Liberty Properties, Ltd.	3,457	26,107
	M.A.Industries, Ltd.	227,355	1,128,060
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	65,303
*	Metalink, Ltd.	21,794	98,490
*	Middle East Tube Co., Ltd.	46,200	58,358
	Miloumor, Ltd.	50,403	155,327
	Minrav Holdings, Ltd.	2,000	66,394
*	Naphtha Israel Petroleum Corp.	323,900	88,387
*	Nice Systems, Ltd.	41,930	2,183,738
*	OCIF Investments and Development, Ltd.	11,658	216,656
	Otzar Hashilton Hamekomi, Ltd.	1,050	78,519
*	Packer Plada, Ltd.	4,006	178,354
	Polgat Industries, Ltd. Series A	87,600	40,552
	Property and Building Corp., Ltd.	11,288	1,080,763
*	Scitex Corp., Ltd.	365,565	2,099,605
	Shrem Fudim Kelner & Co., Ltd.	101,645	359,586
	Suny Electronic Inc., Ltd.	129,761	473,244
	Super-Sol, Ltd. Series B	793,301	2,143,301
*	Team Computer & Systems, Ltd.	7,900	85,712
*	Tower Semiconductor, Ltd.	400,150	553,101
*	TTI Team Telecom International, Ltd. ADR	16,590	63,872
*	Union Bank of Israel, Ltd.	373,011	2,024,265
*	United Mizrahi Bank, Ltd.	1,263,799	7,087,899
*	Urdan Industries, Ltd.	183,950	111,981
*	Ytong Industries, Ltd.	174,250	148,343
TOTAL COMMON STOCKS			129,257,305

RIGHTS/WARRANTS — (0.0%)
*	GTC Warrants 10/06/06	91	0

TOTAL — ISRAEL			129,257,305

CZECH REPUBLIC — (3.9%)
COMMON STOCKS — (3.9%)
*	Cesky Telecom A.S.	937,593	21,040,242
	CEZ A.S.	2,744,208	95,645,472
TOTAL — CZECH REPUBLIC			116,685,714

26

POLAND — (3.3%)
COMMON STOCKS — (3.3%)
*	Amica Wronki SA	174,355	1,185,488
	Bank Millennium SA	6,521,691	13,239,279
	Bank Przemyslowo Handlowy BPH SA	9,050	2,255,776
*	Budimex SA	124,553	1,712,583
	Debica SA	78,669	1,560,478
*	Echo Investment SA	18,923	1,324,861
	Elektrobudowa SA	31,748	430,287
	Fabryki Mebli Forte SA	36,826	169,394
*	Huta Ferrum SA	4,233	18,025
	Impexmetal SA	241,068	10,346,761
*	Kredyt Bank SA	65,207	317,986
	Kroscienskie Huty Szkla Krosno SA	39,841	89,923
	Lentex SA	79,285	376,931
*	Mostostal Export SA	654,595	438,196
*	Mostostal Warszawa SA	183,300	769,920
*	Mostostal Zabrze Holding SA	140,376	126,970
	Netia Holdings SA	2,359,610	3,670,989
	Orbis SA	668,253	8,595,541
	Polski Koncern Naftowy Orlen SA	2,246,153	41,307,147
	Prokom Software SA	50,388	2,383,932
*	Prosper SA	13,767	58,705
	Przedsiebiorstwo Farmaceutyczne JELFA SA	139,333	4,050,523
*	Raciborska Fabryka Kotlow SA	291,972	2,267,241
TOTAL COMMON STOCKS			96,696,936

RIGHTS/WARRANTS — (0.0%)
*	Mostostal Warszawa SA Series A Rights 03/09/06	183,300	54,289

TOTAL — POLAND			96,751,225

HUNGARY — (3.1%)
COMMON STOCKS — (3.1%)
*	BorsodChem RT	467,775	5,517,091
*	Danubius Hotel & Spa RT	156,154	4,253,411
	Egis RT	115,885	16,871,101
*	Fotex RT	971,495	2,998,407
	Gedeon Richter RT	6,647	1,354,528
*	Globus Konzervipari RT	180,413	378,647
*	Linamar Hungary Autoipari es G	100,770	782,034
	Magyar olaj-Es Gazipari RT	489,756	50,580,884
*	Pannonplast RT	110,028	1,266,311
*	RABA RT	380,062	1,161,374
*	Synergon Information Systems Ltd., Budapest	134,656	404,872
*	Tiszai Vegyi Kombinat RT	253,242	6,182,471
	Zwack Unicum RT	387	20,934
TOTAL — HUNGARY			91,772,065

27

THAILAND — (3.1%)
COMMON STOCKS — (3.1%)
*	Adkinson Securities Public Co., Ltd. (Foreign)	1,753,500	466,285
*	Advance Agro Public Co., Ltd. (Foreign)	1,859,030	1,247,751
	Aromatics (Thailand) Public Co., Ltd. (Foreign)	1,116,100	799,049
	Bangkok Bank Public Co., Ltd. (Foreign)	229,700	745,894
	Bangkok Expressway Public Co., Ltd. (Foreign)	5,353,500	3,038,806
	Bangkok Insurance Public Co., Ltd. (Foreign)	60,600	452,447
*	Bangkok Land Public Co., Ltd. (Foreign)	39,735,803	772,161
	Bank of Ayudhya Public Co., Ltd. (Foreign)	16,377,100	7,537,402
	Banpu Public Co., Ltd. (Foreign)	1,454,300	5,354,620
	Big C Supercenter Public Co., Ltd. (Foreign)	1,274,800	1,075,643
	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)	10,961,500	1,031,407
	Capital Nomura Securities Public Co., Ltd. (Foreign)	370,100	406,911
	Central Plaza Hotel Public Co., Ltd. (Foreign)	723,000	647,021
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	27,910,440	3,853,653
	Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	3,889,700	2,038,835
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	9,535,200	980,095
	Erawan Group Public Co., Ltd. (Foreign)	2,475,200	189,864
	Finansa Public Co., Ltd. (Foreign)	213,400	85,120
*	GFPT Public Co., Ltd. (Foreign)	319,500	130,708
*	Golden Land Property Development Public Co., Ltd. (Foreign)	232,500	65,392
	Hana Microelectronics Public Co., Ltd. (Foreign)	935,000	669,394
	Hermraj Land & Development Public Co., Ltd. (Foreign)	15,788,300	431,948
	ICC International Public Co., Ltd. (Foreign)	2,755,000	2,896,941
*	Jasmine International Public Co., Ltd. (Foreign)	23,119,600	283,749
	Kang Yong Electric Public Co., Ltd. (Foreign)	236,200	368,402
	Kasikornbank Public Co., Ltd. (Foreign)	1,530,000	2,699,310
	KCE Electronics Public Co., Ltd. (Foreign)	520,000	76,451
	KGI Securities One Public Co., Ltd. (Foreign)	6,011,800	359,693
	Kiatnakin Finance Public Co., Ltd. (Foreign)	977,100	936,877
	Krung Thai Bank Public Co., Ltd. (Foreign)	29,431,100	9,331,262
	Krungthai Card Public Co., Ltd. (Foreign)	612,600	395,504
	Laguna Resorts & Hotels Public Co., Ltd. (Foreign)	545,800	683,820
	Loxley Public Co., Ltd. (Foreign)	5,492,700	382,003
	MBK Development Public Co., Ltd. (Foreign)	307,400	373,344
*	Millennium Steel Public Co., Ltd. (Foreign)	11,139,300	321,846
	MK Real Estate Development Public Co., Ltd. (Foreign)	1,911,100	144,640
*	M-Link Asia Corp. Public Co., Ltd.	812,600	54,437
	Modernform Group Public Co., Ltd. (Foreign)	46,000	45,283
	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	134,300	892,815
*	Nakornthai Strip Mill Public Co., Ltd. (Foreign)	29,133,700	439,501
	National Finance and Securities Public Co., Ltd. (Foreign)	9,726,200	3,705,456
*	Natural Park Public Co., Ltd. (Foreign)	13,325,200	340,711
*	Pacific Assets Public Co., Ltd. (Foreign)	380,000	36,144
	Padaeng Industry Public Co., Ltd. (Foreign)	1,600,800	925,034
*	PTT Chemical Public Co., Ltd. (Foreign)	3,156,210	6,859,572
	Quality Houses Public Co., Ltd. (Foreign)	21,805,500	674,627
	Regional Container Lines Public Co., Ltd. (Foreign)	6,950,000	4,122,731
	Rojana Industrial Park Public Co., Ltd. (Foreign)	222,600	67,731

28

	Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)	3,316,000	1,441,370
	Saha Pathanapibul Public Co., Ltd. (Foreign)	1,367,000	554,000
	Saha-Union Public Co., Ltd. (Foreign)	3,025,300	1,307,276
*	Sahaviriya Steel Industries Public Co., Ltd. (Foreign)	25,681,200	748,570
	Sansiri Public Co., Ltd. (Foreign)	3,262,200	300,279
	Seamico Securities Public Co., Ltd. (Foreign)	1,130,400	123,127
*	Shinawatra Satellite Public Co., Ltd. (Foreign)	939,100	302,548
	Siam Commercial Bank Public Co., Ltd. (Foreign)	4,716,800	7,899,524
	Siam Food Products Public Co., Ltd. (Foreign)	97,100	111,723
	Siam Industrial Credit Public Co., Ltd. (Foreign)	4,478,950	647,049
	Siam Makro Public Co., Ltd. (Foreign)	331,200	592,790
	Sri Trang Agro Industry Public Co., Ltd. (Foreign)	305,431	98,400
	Supalai Public Co., Ltd. (Foreign)	2,240,266	184,445
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	1,454,600	628,554
	Thai Rayon Public Co., Ltd. (Foreign)	165,000	151,879
	Thai Rung Union Car Public Co., Ltd. (Foreign)	5,386,250	785,007
	Thai Wacoal Public Co., Ltd. (Foreign)	93,300	80,811
*	Tipco Asphalt Public Co., Ltd. (Foreign)	246,356	115,903
*	TPI Polene Public Co., Ltd. (Foreign)	4,168,162	2,376,630
*	Tuntex (Thailand) Public Co., Ltd. (Foreign)	1,987,600	97,576
	Tycoons Worldwide Group Public Co., Ltd. (Foreign)	1,243,300	259,087
*	United Communication Industry Public Co., Ltd. (Foreign)	864,400	1,099,563
	Vanachai Group Public Co., Ltd. (Foreign)	1,774,400	251,801
	Vinythai Public Co., Ltd. (Foreign)	4,096,017	1,026,361
TOTAL COMMON STOCKS			90,622,563

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006	3,987,330	0
*	Modernform Group Public Co., Ltd. (Foreign) Warrants 11/30/07	4,600	182
TOTAL RIGHTS/WARRANTS			182

TOTAL — THAILAND			90,622,745

INDONESIA — (2.9%)
COMMON STOCKS — (2.9%)
*	PT Apac Centretex Corporation Tbk	774,000	5,894
	PT Asahimas Flat Glass Tbk	5,333,500	2,075,311
	PT Astra Agro Lestari Tbk	5,650,000	3,611,490
	PT Astra Graphia Tbk	18,779,000	611,052
	PT Bank Pan Indonesia Tbk	113,482,661	5,342,466
	PT Berlian Laju Tanker Tbk	54,456,800	8,209,126
	PT Bhakti Investama Tbk	31,933,500	590,851
	PT Branta Mulia Tbk	180,000	24,601
*	PT Budi Acid Jaya Tbk	6,410,000	69,365
*	PT Charoen Pokphand Indonesia Tbk	13,979,000	546,233
	PT Clipan Finance Indonesia Tbk	12,461,000	451,215
*	PT Davomas Adabi Tbk	71,017,500	689,656
	PT Dynaplast Tbk	3,040,000	345,962
*	PT Ever Shine Textile Tbk	19,347,215	179,092
*	PT Great River International Tbk	1,788,000	89,570
*	PT GT Petrochem Industries Tbk	588,500	20,574
*	PT Hero Supermarket Tbk	220,000	142,554

29

	PT Indorama Synthetics Tbk	7,901,320	395,058
	PT International Nickel Indonesia Tbk	7,522,000	12,758,562
	PT Jaya Real Property Tbk	5,189,500	1,041,284
*	PT Karwell Indonesia Tbk	1,466,500	22,359
*	PT Kawasan Industry Jababeka Tbk	534,000	6,360
	PT Lautan Luas Tbk	7,721,000	418,169
	PT Matahari Putra Prima Tbk	12,852,500	1,099,076
	PT Mayorah Indah Tbk	8,497,572	673,633
	PT Medco Energi International Tbk	31,249,000	14,012,248
	PT Metrodata Electronics Tbk	18,582,000	150,876
*	PT Modern Photo Tbk	1,266,500	74,480
*	PT Mutlipolar Corporation Tbk	7,188,750	109,106
*	PT Panasia Indosyntec Tbk	403,200	18,113
	PT Panin Insurance Tbk	27,086,000	848,697
*	PT Samudera Indonesia Tbk	154,000	161,151
	PT Selamat Semp Tbk	10,624,000	357,005
	PT Semen Gresik Tbk	8,421,591	21,255,563
*	PT Sinar Mas Agro Resources & Technology Tbk	8,442,900	1,411,596
	PT Summarecon Agung Tbk	2,250,000	207,060
*	PT Sunson Textile Manufacturer Tbk	6,012,000	227,963
*	PT Suparma Tbk	3,995,345	74,140
*	PT Surya Dumai Industri Tbk	5,145,000	201,710
	PT Surya Toto Indonesia Tbk	46,400	30,319
	PT Tempo Scan Pacific Tbk	6,466,000	4,752,371
	PT Tigaraksa Satria Tbk	684,000	22,347
	PT Timah Tbk	5,855,000	1,300,273
	PT Trias Sentosa Tbk	29,527,200	463,734
	PT Trimegah Sec Tbk	34,298,000	556,720
	PT Tunas Ridean Tbk	10,810,000	753,139
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	373,555
	PT Unggul Indah Corp. Tbk	371,435	118,317

TOTAL — INDONESIA			86,899,996

CHILE — (2.0%)
COMMON STOCKS — (2.0%)
	Banco de Credito e Inversiones SA Series A	54,733	1,460,252
	Banmedica SA	347,000	301,885
	CAP SA (Compania de Aceros del Pacifico)	199,310	2,909,213
	Cementos Bio-Bio SA	104,629	251,838
	Cervecerias Unidas SA	143,000	771,329
	Consumidores de Gas de Santiago SA	103,000	527,695
	Corpbanca SA	110,615,953	620,176
	Cristalerias de Chile SA	49,852	520,446
	CTI SA (Cia Tecno Industrial)	4,900,000	118,415
	Empresa Nacional de Electricidad SA	2,694,503	2,833,851
	Empresa Nacional de Telecomunicaciones SA	116,880	1,242,803
	Empresas CMPC SA	313,629	8,549,384
	Empresas Copec SA	947,488	8,937,253
	Empresas Iansa SA	14,549,981	2,657,956
	Enersis SA	31,903,095	7,876,317
	Industrias Forestales Inforsa SA	2,387,597	554,375
*	Inversiones Frimetal SA	4,900,000	0

30

*	Madeco Manufacturera de Cobre SA	14,088,116	1,225,101
*	Masisa SA	3,620,083	748,862
	Minera Valparaiso SA	7,500	130,498
	Parque Arauco SA	543,207	367,564
	Sociedad Industrial Pizarreno SA	63,000	166,863
	Sociedad Quimica y Minera de Chile SA Series A	43,364	511,398
	Sociedad Quimica y Minera de Chile SA Series B	945,090	11,538,411
	Soquimic Comercial SA	150,000	39,149
	Sud Americana de Vapores SA	934,300	1,452,252
	Telecomunicaciones de Chile SA Series A	1,125,902	2,448,796
	Telecomunicaciones de Chile SA Series B	372,166	737,497
	Vina de Concha y Toro SA	350,000	510,875
	Vina San Pedro SA	8,300,000	81,837
	Vina Sta Carolina SA Series A	163,489	101,143

TOTAL — CHILE			60,193,434

UNITED STATES — (1.4%)
COMMON STOCKS — (1.4%)
*	Enersis SA ADR	106,100	1,301,847
	POSCO Sponsored ADR	714,500	41,755,380

TOTAL — UNITED STATES			43,057,227

PHILIPPINES — (1.2%)
COMMON STOCKS — (1.2%)
	Aboitiz Equity Ventures, Inc.	5,782,000	540,262
	Alaska Milk Corp.	7,953,000	552,365
*	Alsons Consolidated Resources, Inc.	16,904,000	158,885
	Bacnotan Consolidated Industries, Inc.	1,696,970	282,344
*	Belle Corp.	30,800,000	584,930
*	Cebu Holdings, Inc.	7,763,250	256,244
*	Digital Telecommunications (Philippines), Inc.	131,630,000	2,290,291
	Equitable PCI Bank, Inc.	2,841,900	3,526,500
*	Fil-Estate Land, Inc.	3,196,340	26,522
*	Filinvest Development Corp.	5,283,500	184,754
*	Filinvest Land, Inc.	189,880,125	4,455,620
*	Filipina Water Bottling Corp.	5,471,786	0
*	First E-Bank Corp.	409,000	7,951
	First Philippines Holdings Corp.	136,800	109,652
	Keppel Philippines Marine, Inc.	9,725,165	142,570
*	Kuok Philippine Properties, Inc.	4,300,000	17,383
*	Megaworld Properties & Holdings, Inc.	215,844,000	5,726,725
	Metro Bank and Trust Co.	811,620	547,155
*	Mondragon International Philippines, Inc.	2,464,000	5,957
	Petron Corp.	15,160,000	1,330,856
*	Philippine National Bank	3,619,900	2,170,142
*	Philippine National Construction Corp.	398,900	19,675
*	Philippine Realty & Holdings Corp.	20,930,000	85,235
	Philippine Savings Bank	1,095,390	741,560
*	Prime Orion Philippines, Inc.	14,400,000	66,191
*	RFM Corp.	2,488,200	35,390

31

	Robinson’s Land Corp. Series B	16,019,000	2,010,072
	Security Bank Corp.	2,713,200	1,971,796
	SM Development Corp.	21,996,400	635,669
*	Solid Group, Inc.	19,668,000	188,553
	Soriano (A.) Corp.	20,195,000	904,037
	Union Bank of the Philippines	547,400	354,273
	Universal Robina Corp.	18,561,345	6,534,937
*	Urban Bank, Inc.	14,950	144

TOTAL — PHILIPPINES			36,464,640

ARGENTINA — (0.5%)
COMMON STOCKS — (0.5%)
	Acindar Industria Argentina de Aceros SA Series B	824,256	1,404,475
*	Alpargatas SA Industrial y Comercial	6,363	9,604
*	Banco Frances del Rio de la Plata SA	163,135	396,134
*	Banco Suquia SA	327,868	51,786
*	Capex SA Series A	131,575	243,507
*	Celulosa Argentina SA Series B	14,412	12,003
*	Central Costanera SA Series B	261,000	282,326
*	Central Puerto SA Series B	141,000	89,983
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	631,402
	DYCASA SA (Dragados y Construcciones Argentina) Series B	55,000	58,178
*	IRSA Inversiones y Representaciones SA	1,196,421	1,477,426
*	Juan Minetti SA	789,693	856,738
	Ledesma S.A.A.I.	885,405	548,093
*	Metrogas SA Series B	176,000	69,076
*	Molinos Rio de la Plata SA Series B	502,274	693,968
*	Polledo SA Industrial y Constructora y Financiera	50,000	9,493
	Siderar S.A.I.C. Series A	534,314	4,492,498
	Solvay Indupa S.A.I.C.	1,249,322	1,355,389
	Tenaris SA	140,000	2,159,908
*	Transportadora de Gas del Sur SA Series B	379,679	387,684

TOTAL — ARGENTINA			15,229,671

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.0%)

Repurchase Agreement, PNC Capital Markets, Inc. 4.40%, 03/01/06 (Collateralized by $29,888,000 FHLMC Notes 4.00%, 09/22/09, valued at $29,477,040) to be repurchased at $29,044,549	$29,041	29,041,000

TOTAL INVESTMENTS - (100.0%)
(Cost $1,839,367,645)##		$2,970,091,232

32

Organizational Note

Dimensional Emerging Markets Value Fund Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors Inc.

Security Valuation Note

Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Federal Tax Cost Note

At February 28, 2006, the total cost of securities for federal income tax purposes was $1,840,252,367 for Dimensional Emerging Markets Value Fund Inc.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

(a)           Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President,
Chief Executive Officer and Chief Investment Officer

Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: April 24, 2006

By:	/s/ Michael T. Scardina
Michael T. Scardina
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date: April 24, 2006